UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-07953

EQ ADVISORS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

WILLIAM T. MACGREGOR, ESQ.

Executive Vice President, General Counsel and Secretary

Equitable Investment Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006-1600

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2022 – June 30, 2022

Item 1.	Reports to Stockholders.

Item 1(a):

EQ Advisors Trust

Semi-Annual Report

June 30, 2022

EQ Advisors Trust Semi-Annual Report

June 30, 2022

EQ/Goldman Sachs Growth Allocation	817
EQ/Goldman Sachs Mid Cap Value	826
EQ/Goldman Sachs Moderate Growth Allocation	834
EQ/Intermediate Government Bond	847
EQ/International Core Managed Volatility	856
EQ/International Equity Index	875
EQ/International Value Managed Volatility	895
EQ/Invesco Comstock	921
EQ/Invesco Global	931
EQ/Invesco Global Real Assets	938
EQ/Invesco International Growth	945
EQ/Invesco Moderate Allocation	952
EQ/Invesco Moderate Growth Allocation	965
EQ/Janus Enterprise	983
EQ/JPMorgan Growth Allocation	992
EQ/JPMorgan Value Opportunities	1000
EQ/Large Cap Core Managed Volatility	1008
EQ/Large Cap Growth Index	1023
EQ/Large Cap Growth Managed Volatility	1037
EQ/Large Cap Value Index	1052
EQ/Large Cap Value Managed Volatility	1069
EQ/Lazard Emerging Markets Equity	1087
EQ/Long-Term Bond	1094
EQ/Loomis Sayles Growth	1110
EQ/MFS International Growth	1119
EQ/MFS International Intrinsic Value	1128
EQ/MFS Mid Cap Focused Growth	1135
EQ/MFS Technology	1142
EQ/MFS Utilities Series	1149
EQ/Mid Cap Index	1158
EQ/Mid Cap Value Managed Volatility	1171
EQ/Money Market	1188
EQ/Morgan Stanley Small Cap Growth	1195
EQ/PIMCO Global Real Return	1215
EQ/PIMCO Real Return	1231
EQ/PIMCO Total Return ESG (formerly EQ/PIMCO Total Return)	1250
EQ/PIMCO Ultra Short Bond	1271
EQ/Quality Bond PLUS	1289
EQ/Small Company Index	1316
EQ/T. Rowe Price Growth Stock	1342
EQ/T. Rowe Price Health Sciences	1350
EQ/Value Equity	1358
EQ/Wellington Energy	1365
Multimanager Aggressive Equity	1372
Multimanager Core Bond	1387
Multimanager Technology	1439

Notes to Financial Statements	1449

Approvals of Investment Advisory and Investment Sub-Advisory Agreements	1494

Control Person and Principal Holders of Securities (Unaudited)	1511

Proxy Voting Policies and Procedures (Unaudited)	1511

Quarterly Portfolio Holdings Information (Unaudited)	1511

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2022
Equity	53.9%
Fixed Income	22.9
Alternatives	13.6
Commodity	7.0
Repurchase Agreements	2.6

Top 10 Holdings (as a percentage of Total Investments in Securities) As of June 30, 2022
EQ/MFS International Growth Portfolio	7.2%
EQ/AB Small Cap Growth Portfolio	6.5
1290 VT GAMCO Small Company Value Portfolio	6.1
EQ/Core Plus Bond Portfolio	5.5
1290 VT GAMCO Mergers & Acquisitions Portfolio	5.2
EQ/Loomis Sayles Growth Portfolio	4.6
EQ/T. Rowe Price Growth Stock Portfolio	4.4
EQ/Invesco Comstock Portfolio	4.2
EQ/JPMorgan Value Opportunities Portfolio	3.9
1290 VT Real Estate Portfolio	3.8

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IA
Actual	$1,000.00	$834.50	$2.39
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.19	2.63
Class IB
Actual	1,000.00	834.20	2.39
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.19	2.63
Class K
Actual	1,000.00	835.60	1.25
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.43	1.38

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.53%, 0.53% and 0.27%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Commodity (7.2%)
Invesco DB Gold Fund*‡	92,800	$4,747,221
Invesco DB Precious Metals Fund*‡	146,790	6,862,433
Invesco DB Silver Fund*‡	103,180	2,851,895
iShares Gold Trust*	417,500	14,324,425

Total Commodity		28,785,974

Equity (3.7%)
iShares China Large-Cap ETF	59,385	2,013,746
iShares International Developed Property ETF (x)‡	125,310	3,660,305
iShares MSCI EAFE Small-Cap ETF (x)	106,570	5,817,656
SPDR S&P Emerging Asia Pacific ETF (x)	13,450	1,384,409
SPDR S&P Emerging Markets SmallCap ETF (x)	42,045	2,045,489

Total Equity		14,921,605

Fixed Income (1.9%)
iShares JP Morgan USD Emerging Markets Bond ETF (x)	91,460	7,803,367

Total Exchange Traded Funds (12.8%) (Cost $44,777,554)		51,510,946

INVESTMENT COMPANIES:
Alternatives (13.9%)
1290 VT Convertible Securities Portfolio‡	1,359,451	11,114,219
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	1,786,755	21,322,265
1290 VT Natural Resources Portfolio‡	896,758	7,946,088
1290 VT Real Estate Portfolio‡	2,704,065	15,653,153

Total Alternatives		56,035,725

Equity (51.7%)
1290 VT Equity Income Portfolio‡	1,913,865	9,440,538
1290 VT GAMCO Small Company Value Portfolio‡	418,850	25,232,617
1290 VT SmartBeta Equity ESG Portfolio‡	642,574	9,618,784
EQ/AB Small Cap Growth Portfolio*‡	1,854,985	26,762,469
EQ/Emerging Markets Equity PLUS Portfolio‡	820,468	7,356,823
EQ/International Equity Index Portfolio‡	1,111,787	9,746,358
EQ/Invesco Comstock Portfolio‡	853,862	17,236,522
EQ/Janus Enterprise Portfolio‡	229,536	4,523,786
EQ/JPMorgan Value Opportunities Portfolio‡	870,078	16,203,509
EQ/Loomis Sayles Growth Portfolio*‡	2,288,889	18,801,662
EQ/MFS International Growth Portfolio‡	4,465,429	29,899,383
EQ/T. Rowe Price Growth Stock Portfolio‡	355,582	17,951,403
EQ/Value Equity Portfolio‡	824,712	15,190,209

Total Equity		207,964,063

Fixed Income (21.5%)
1290 Diversified Bond Fund‡	598,191	5,628,975
1290 VT DoubleLine Opportunistic Bond Portfolio‡	1,067,066	9,611,985
1290 VT High Yield Bond Portfolio‡	1,477,027	12,478,096
EQ/Core Plus Bond Portfolio‡	6,216,295	22,618,838
EQ/Intermediate Government Bond Portfolio‡	337,542	3,286,964
EQ/PIMCO Global Real Return Portfolio‡	1,775,465	15,308,679
EQ/PIMCO Ultra Short Bond Portfolio‡	1,033,730	9,948,376
Multimanager Core Bond Portfolio‡	879,324	7,788,393

Total Fixed Income		86,670,306

Total Investment Companies (87.1%) (Cost $396,271,436)		350,670,094

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (2.7%)
Deutsche Bank Securities, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $10,206,639, collateralized by various U.S. Government Agency Securities, ranging from 2.000%-4.000%, maturing 1/1/45-4/1/52; total market value $10,410,338. (xx)	$10,206,214	10,206,214
National Bank of Canada, 1.70%, dated 6/30/22, due 7/7/22, repurchase price $500,165, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 11/3/22-2/15/51; total market value $551,403. (xx)	500,000	500,000

Total Repurchase Agreements		10,706,214

Total Short-Term Investments (2.7%) (Cost $10,706,214)		10,706,214

Total Investments in Securities (102.6%) (Cost $451,755,204)		412,887,254
Other Assets Less Liabilities (-2.6%)		(10,052,271)

Net Assets (100%)		$402,834,983

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $10,565,254. This was collateralized by $75,431 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.750%, maturing 1/15/23 – 5/15/52 and by cash of $10,706,214 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2022, were as follows:

Security Description	Shares at June 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Commodity
Invesco DB Gold Fund*	92,800	6,963,215	—	(2,244,515)	206,733	(178,212)	4,747,221	—	—
Invesco DB Precious Metals Fund*	146,790	7,194,178	—	—	—	(331,745)	6,862,433	—	—
Invesco DB Silver Fund*	103,180	3,327,906	—	—	—	(476,011)	2,851,895	—	—
Equity
iShares International Developed Property ETF (x)	125,310	4,668,725	—	—	—	(1,008,420)	3,660,305	56,332	—
INVESTMENT COMPANIES:
Alternatives
1290 VT Convertible Securities Portfolio	1,359,451	14,202,549	562,041	(509,645)	(17,714)	(3,123,012)	11,114,219	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	1,786,755	24,404,288	123,061	(1,244,468)	1,428	(1,962,044)	21,322,265	—	—
1290 VT Natural Resources Portfolio	896,758	8,507,447	46,881	(1,841,226)	(75,618)	1,308,604	7,946,088	—	—
1290 VT Real Estate Portfolio	2,704,065	21,582,233	105,481	(1,805,258)	(108,577)	(4,120,726)	15,653,153	—	—
Equity
1290 VT Equity Income Portfolio	1,913,865	10,403,017	46,880	(531,226)	37,703	(515,836)	9,440,538	—	—
1290 VT GAMCO Small Company Value Portfolio	418,850	31,052,222	925,801	(1,092,097)	(11,473)	(5,641,836)	25,232,617	—	—
1290 VT Low Volatility Global Equity Portfolio	—	12,784,387	221	(12,693,946)	2,397,036	(2,487,698)	—	—	—
1290 VT SmartBeta Equity ESG Portfolio (a)	642,574	—	12,748,390	(1,090,645)	(78,676)	(1,960,285)	9,618,784	—	—
EQ/AB Small Cap Growth Portfolio*	1,854,985	39,265,125	984,402	(1,456,129)	1,238	(12,032,167)	26,762,469	—	—
EQ/Emerging Markets Equity PLUS Portfolio	820,468	6,902,790	2,102,740	(327,629)	593	(1,321,671)	7,356,823	—	—
EQ/International Equity Index Portfolio	1,111,787	11,459,681	864,461	(400,436)	(268)	(2,177,080)	9,746,358	—	—
EQ/Invesco Comstock Portfolio	853,862	20,180,147	111,341	(1,681,661)	196,391	(1,569,696)	17,236,522	—	—
EQ/Janus Enterprise Portfolio	229,536	3,157,838	2,311,720	(72,806)	125	(873,091)	4,523,786	—	—
EQ/JPMorgan Value Opportunities Portfolio	870,078	17,935,796	117,201	(728,065)	14,264	(1,135,687)	16,203,509	—	—
EQ/Loomis Sayles Growth Portfolio*	2,288,889	27,186,320	634,780	(837,274)	(13,146)	(8,169,018)	18,801,662	—	—
EQ/MFS International Growth Portfolio	4,465,429	35,550,921	2,543,383	(1,201,307)	(7,886)	(6,985,728)	29,899,383	—	—
EQ/T. Rowe Price Growth Stock Portfolio	355,582	26,965,348	1,634,781	(837,274)	(48,980)	(9,762,472)	17,951,403	—	—
EQ/Value Equity Portfolio	824,712	18,491,727	861,341	(691,661)	(14,401)	(3,456,797)	15,190,209	—	—
Fixed Income
1290 Diversified Bond Fund	598,191	6,238,920	112,589	—	—	(722,534)	5,628,975	112,589	—
1290 VT DoubleLine Opportunistic Bond Portfolio	1,067,066	11,710,119	64,460	(1,000,436)	(24,225)	(1,137,933)	9,611,985	—	—
1290 VT High Yield Bond Portfolio	1,477,027	15,101,999	76,181	(823,242)	(13,256)	(1,863,586)	12,478,096	—	—
EQ/Core Plus Bond Portfolio	6,216,295	27,115,626	140,642	(1,963,678)	(92,323)	(2,581,429)	22,618,838	—	—
EQ/Intermediate Government Bond Portfolio	337,542	3,632,055	29,302	(182,016)	(3,032)	(189,345)	3,286,964	—	—
EQ/PIMCO Global Real Return Portfolio	1,775,465	20,255,588	681,341	(3,491,661)	(82,462)	(2,054,127)	15,308,679	—	—
EQ/PIMCO Ultra Short Bond Portfolio	1,033,730	10,464,800	64,460	(400,436)	(799)	(179,649)	9,948,376	—	—
Multimanager Core Bond Portfolio	879,324	9,927,357	115,387	(1,291,226)	(58,916)	(904,209)	7,788,393	83,722	—

Total		456,632,324	28,009,268	(40,439,963)	2,203,759	(77,613,440)	368,791,948	252,643	—

(a)	Formerly known as 1290 VT SmartBeta Equity Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$51,510,946	$—	$—	$51,510,946
Investment Companies
Investment Companies	5,628,975	345,041,119	—	350,670,094
Short-Term Investments
Repurchase Agreements	—	10,706,214	—	10,706,214

Total Assets	$57,139,921	$355,747,333	$—	$412,887,254

Total Liabilities	$—	$—	$—	$—

Total	$57,139,921	$355,747,333	$—	$412,887,254

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$28,947,040
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$40,661,870

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,126,974
Aggregate gross unrealized depreciation	(58,800,926)

Net unrealized depreciation	$(45,673,952)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$458,561,206

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers(Cost $413,894,521)	$368,791,948
Unaffiliated Issuers (Cost $27,154,469)	33,389,092
Repurchase Agreements (Cost $10,706,214)	10,706,214
Cash	611,325
Receivable for Portfolio shares sold	476,102
Receivable for securities sold	67,806
Dividends, interest and other receivables	15,215
Securities lending income receivable	1,863
Other assets	4,797

Total assets	414,064,362

LIABILITIES
Payable for return of collateral on securities loaned	10,706,214
Payable for Portfolio shares redeemed	242,367
Distribution fees payable – Class IB	78,237
Administrative fees payable	41,870
Investment management fees payable	34,013
Distribution fees payable – Class IA	6,619
Trustees’ fees payable	732
Accrued expenses	119,327

Total liabilities	11,229,379

NET ASSETS	$402,834,983

Net assets were comprised of:
Paid in capital	$421,834,670
Total distributable earnings (loss)	(18,999,687)

Net assets	$402,834,983

Class IA
Net asset value, offering and redemption price per share, $31,003,732 / 1,802,949 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.20

Class IB
Net asset value, offering and redemption price per share, $369,640,692 / 21,417,503 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.26

Class K
Net asset value, offering and redemption price per share, $2,190,559 / 127,539 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.18

(x)	Includes value of securities on loan of $10,565,254.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends ($252,643 of dividend income received from affiliates)	$582,743
Interest	762
Securities lending (net)	12,743

Total income	596,248

EXPENSES
Distribution fees – Class IB	514,226
Administrative fees	268,989
Investment management fees	224,479
Custodian fees	73,193
Distribution fees – Class IA	44,029
Professional fees	24,317
Printing and mailing expenses	15,039
Trustees’ fees	7,041
Miscellaneous	3,329

Total expenses	1,174,642

NET INVESTMENT INCOME (LOSS)	(578,394)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($2,203,759 realized gain (loss) from affiliates)	2,208,186
Net change in unrealized appreciation (depreciation) on investments in securities ($(77,613,440) of change in unrealized appreciation (depreciation) from affiliates)	(82,780,635)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(80,572,449)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(81,150,843)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(578,394)	$5,419,430
Net realized gain (loss)	2,208,186	46,676,089
Net change in unrealized appreciation (depreciation)	(82,780,635)	(1,590,978)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(81,150,843)	50,504,541

Distributions to shareholders:
Class IA	—	(6,647,384)
Class IB	—	(77,500,761)
Class K	—	(448,695)

Total distributions to shareholders	—	(84,596,840)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 51,459 and 106,969 shares, respectively ]	1,012,596	2,480,050
Capital shares issued in reinvestment of dividends and distributions [ 0 and 317,881 shares, respectively ]	—	6,647,384
Capital shares repurchased [ (137,772) and (212,981) shares, respectively ]	(2,593,937)	(4,967,473)

Total Class IA transactions	(1,581,341)	4,159,961

Class IB
Capital shares sold [ 534,315 and 1,031,450 shares, respectively ]	10,180,574	24,097,365
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,693,034 shares, respectively ]	—	77,500,761
Capital shares repurchased [ (1,109,825) and (2,067,005) shares, respectively ]	(21,134,518)	(48,010,909)

Total Class IB transactions	(10,953,944)	53,587,217

Class K
Capital shares sold [ 7,083 and 32,347 shares, respectively ]	135,083	763,057
Capital shares issued in reinvestment of dividends and distributions [ 0 and 21,480 shares, respectively ]	—	448,695
Capital shares repurchased [ (2,609) and (29,651) shares, respectively ]	(49,289)	(688,628)

Total Class K transactions	85,794	523,124

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(12,449,491)	58,270,302

TOTAL INCREASE (DECREASE) IN NET ASSETS	(93,600,334)	24,178,003
NET ASSETS:
Beginning of period	496,435,317	472,257,314

End of period	$402,834,983	$496,435,317

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IA			2021		2020		2019		2018		2017
Net asset value, beginning of period	$20.61		$22.31		$20.86		$18.50		$21.16		$18.90

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.26		0.19		0.33		0.26		0.21
Net realized and unrealized gain (loss)	(3.39)		2.08		2.32		3.18		(1.82)		2.79

Total from investment operations	(3.41)		2.34		2.51		3.51		(1.56)		3.00

Less distributions:
Dividends from net investment income	—		(0.85)		(0.32)		(0.35)		(0.38)		(0.31)
Distributions from net realized gains	—		(3.19)		(0.74)		(0.80)		(0.72)		(0.43)

Total dividends and distributions	—		(4.04)		(1.06)		(1.15)		(1.10)		(0.74)

Net asset value, end of period	$17.20		$20.61		$22.31		$20.86		$18.50		$21.16

Total return (b)	(16.55)%		10.90%		12.28%		19.14%		(7.60)%		15.91%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$31,004		$38,941		$37,418		$28,759		$27,529		$31,514
Ratio of expenses to average net assets:
After waivers (a)(f)	0.53	%(j)	0.53	%(k)	0.55	%(m)	0.55	%(n)	0.56	%(o)	0.59	%(jj)
Before waivers (a)(f)	0.53%		0.53%		0.55%		0.55%		0.56%		0.63%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.26)%		1.10%		0.92%		1.62%		1.23%		1.01%
Before waivers (a)(f)(x)	(0.26)%		1.10%		0.91%		1.62%		1.23%		0.98%
Portfolio turnover rate^	6	%(z)	14%		79	%(aa)	11%		12%		15%

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021		2020		2019		2018		2017
Net asset value, beginning of period	$20.69		$22.38		$20.92		$18.55		$21.21		$18.95

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.26		0.20		0.34		0.26		0.18
Net realized and unrealized gain (loss)	(3.41)		2.09		2.32		3.18		(1.82)		2.82

Total from investment operations	(3.43)		2.35		2.52		3.52		(1.56)		3.00

Less distributions:
Dividends from net investment income	—		(0.85)		(0.32)		(0.35)		(0.38)		(0.31)
Distributions from net realized gains	—		(3.19)		(0.74)		(0.80)		(0.72)		(0.43)

Total dividends and distributions	—		(4.04)		(1.06)		(1.15)		(1.10)		(0.74)

Net asset value, end of period	$17.26		$20.69		$22.38		$20.92		$18.55		$21.21

Total return (b)	(16.58)%		10.92%		12.29%		19.14%		(7.58)%		15.87%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$369,641		$454,964		$432,637		$307,078		$273,992		$313,159
Ratio of expenses to average net assets:
After waivers (a)(f)	0.53	%(j)	0.53	%(k)	0.54	%(m)	0.55	%(n)	0.56	%(o)	0.59	%(jj)
Before waivers (a)(f)	0.53%		0.53%		0.55%		0.55%		0.56%		0.62%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.26)%		1.12%		0.96%		1.65%		1.24%		0.90%
Before waivers (a)(f)(x)	(0.26)%		1.12%		0.95%		1.65%		1.24%		0.86%
Portfolio turnover rate^	6	%(z)	14%		79	%(aa)	11%		12%		15%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021		2020		2019		2018		2017
Net asset value, beginning of period	$20.56		$22.26		$20.81		$18.46		$21.12		$18.86

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.32		0.15		0.39		0.30		0.24
Net realized and unrealized gain (loss)	(3.38)		2.07		2.41		3.16		(1.81)		2.81

Total from investment operations	(3.38)		2.39		2.56		3.55		(1.51)		3.05

Less distributions:
Dividends from net investment income	—		(0.90)		(0.37)		(0.40)		(0.43)		(0.36)
Distributions from net realized gains	—		(3.19)		(0.74)		(0.80)		(0.72)		(0.43)

Total dividends and distributions	—		(4.09)		(1.11)		(1.20)		(1.15)		(0.79)

Net asset value, end of period	$17.18		$20.56		$22.26		$20.81		$18.46		$21.12

Total return (b)	(16.44)%		11.21%		12.55%		19.41%		(7.36)%		16.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,191		$2,530		$2,201		$2,993		$2,058		$2,591
Ratio of expenses to average net assets:
After waivers (a)(f)	0.27	%(j)	0.28	%(k)	0.30	%(m)	0.30	%(n)	0.31	%(o)	0.34	%(jj)
Before waivers (a)(f)	0.27%		0.28%		0.30%		0.30%		0.31%		0.37%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.01)%		1.37%		0.74%		1.90%		1.42%		1.20%
Before waivers (a)(f)(x)	(0.01)%		1.37%		0.74%		1.90%		1.42%		1.17%
Portfolio turnover rate^	6	%(z)	14%		79	%(aa)	11%		12%		15%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IA, 1.20% for Class IB and 0.95% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.21% for Class IA, 1.21% for Class IB and 0.96% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.25% for Class IA, 1.25% for Class IB and 1.00% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.26% for Class IA, 1.26% for Class IB and 1.01% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.28% for Class IA, 1.28% for Class IB and 1.03% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)

The portfolio turnover rate calculation includes purchases and sales made as a result of implementing a tax planning strategy. Excluding such transactions, the portfolio turnover rate would have been 19%.

(jj)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.31% for Class IA, 1.31% for Class IB and 1.06% for Class K.

See Notes to Financial Statements.

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2022
Fixed Income	90.3%
Equity	9.7

Top Holdings (as a percentage of Total Investments in Securities) As of June 30, 2022
EQ/Intermediate Government Bond Portfolio	90.3%
EQ/500 Managed Volatility Portfolio	5.7
EQ/2000 Managed Volatility Portfolio	2.3
EQ/International Managed Volatility Portfolio	1.4
EQ/400 Managed Volatility Portfolio	0.3

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$926.70	$2.32
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.39	2.43

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.49%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (9.7%)
EQ/2000 Managed Volatility Portfolio‡	2,538,832	$43,344,003
EQ/400 Managed Volatility Portfolio‡	308,291	6,185,311
EQ/500 Managed Volatility Portfolio‡	3,923,767	104,648,634
EQ/International Managed Volatility Portfolio‡	2,189,252	25,964,970

Total Equity		180,142,918

Fixed Income (90.3%)
EQ/Intermediate Government Bond Portfolio‡	171,816,372	1,673,137,659

Total Investments in Securities (100.0%) (Cost $1,913,502,687)		1,853,280,577
Other Assets Less Liabilities (0.0%)†		463,024

Net Assets (100%)		$1,853,743,601

†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2022, were as follows:

Security Description	Shares at June 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	2,538,832	23,081,328	28,276,913	(431,888)	3,057	(7,585,407)	43,344,003	—	—
EQ/400 Managed Volatility Portfolio	308,291	2,576,932	4,547,691	(43,189)	335	(896,458)	6,185,311	—	—
EQ/500 Managed Volatility Portfolio	3,923,767	59,995,410	63,396,900	(2,293,342)	14,761	(16,465,095)	104,648,634	—	—
EQ/International Managed Volatility Portfolio	2,189,252	13,356,244	16,586,150	(259,133)	(651)	(3,717,640)	25,964,970	—	—
Fixed Income
EQ/Intermediate Government Bond Portfolio	171,816,372	833,240,520	917,168,860	(25,147,960)	(19,483)	(52,104,278)	1,673,137,659	—	—

Total		932,250,434	1,029,976,514	(28,175,512)	(1,981)	(80,768,878)	1,853,280,577	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,853,280,577	$—	$1,853,280,577

Total Assets	$—	$1,853,280,577	$—	$1,853,280,577

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,853,280,577	$—	$1,853,280,577

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,029,976,514
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$28,175,512

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,134,157
Aggregate gross unrealized depreciation	(63,770,786)

Net unrealized depreciation	$(60,636,629)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,913,917,206

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers(Cost $1,913,502,687)	$1,853,280,577
Receivable for Portfolio shares sold	1,315,511
Receivable for securities sold	471,265
Other assets	14,718

Total assets	1,855,082,071

LIABILITIES
Overdraft payable	380,723
Distribution fees payable – Class IB	338,107
Payable for Portfolio shares redeemed	247,539
Administrative fees payable	165,926
Investment management fees payable	135,318
Trustees’ fees payable	2,134
Accrued expenses	68,723

Total liabilities	1,338,470

NET ASSETS	$1,853,743,601

Net assets were comprised of:
Paid in capital	$1,906,579,566
Total distributable earnings (loss)	(52,835,965)

Net assets	$1,853,743,601

Class IB
Net asset value, offering and redemption price per share, $1,853,743,601 / 206,688,688 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.97

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Interest	$8,623

EXPENSES
Distribution fees – Class IB	1,534,231
Administrative fees	738,236
Investment management fees	613,688
Professional fees	34,577
Printing and mailing expenses	24,022
Trustees’ fees	16,669
Custodian fees	8,547
Miscellaneous	7,233

Total expenses	2,977,203

NET INVESTMENT INCOME (LOSS)	(2,968,580)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	(1,981)
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(80,768,878)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(80,770,859)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(83,739,439)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,968,580)	$4,426,891
Net realized gain (loss)	(1,981)	27,688,103
Net change in unrealized appreciation (depreciation)	(80,768,878)	(31,680,302)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(83,739,439)	434,692

Distributions to shareholders:
Class IB	—	(35,202,472)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 112,740,191 and 20,898,796 shares, respectively ]	1,027,317,959	208,596,348
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,605,322 shares, respectively ]	—	35,202,472
Capital shares repurchased [ (2,436,028) and (29,064,239) shares, respectively ]	(22,564,208)	(292,170,701)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,004,753,751	(48,371,881)

TOTAL INCREASE (DECREASE) IN NET ASSETS	921,014,312	(83,139,661)
NET ASSETS:
Beginning of period	932,729,289	1,015,868,950

End of period	$1,853,743,601	$932,729,289

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021		2020		2019		2018		2017
Net asset value, beginning of period	$9.68		$10.06		$9.96		$9.67		$9.83		$9.77

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.05		0.05		0.09		0.26		0.05
Net realized and unrealized gain (loss)	(0.69)		(0.05)		0.51		0.49		(0.29)		0.15

Total from investment operations	(0.71)		—	#	0.56		0.58		(0.03)		0.20

Less distributions:
Dividends from net investment income	—		(0.07)		(0.10)		(0.12)		(0.11)		(0.07)
Distributions from net realized gains	—		(0.31)		(0.36)		(0.17)		(0.02)		(0.07)

Total dividends and distributions	—		(0.38)		(0.46)		(0.29)		(0.13)		(0.14)

Net asset value, end of period	$8.97		$9.68		$10.06		$9.96		$9.67		$9.83

Total return (b)	(7.33)%		0.02%		5.68%		6.03%		(0.36)%		1.97%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,853,744		$932,729		$1,015,869		$469,971		$1,084,793		$136,471
Ratio of expenses to average net assets:
After waivers (a)(f)	0.49	%(j)	0.49	%(k)	0.51	%(m)	0.51	%(m)	0.52	%(m)	0.49	%(m)
Before waivers (a)(f)	0.49%		0.49%		0.51%		0.53%		0.53%		0.57%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.48)%		0.49%		0.48%		0.90%		2.65%		0.48%
Before waivers (a)(f)(x)	(0.48)%		0.49%		0.48%		0.88%		2.64%		0.40%
Portfolio turnover rate^	2	%(z)	26%		175%		107%		28%		66%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.90% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.91% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.95% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/CONSERVATIVE STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2022
Fixed Income	80.1%
Equity	19.9

Top Holdings (as a percentage of Total Investments in Securities) As of June 30, 2022
EQ/Intermediate Government Bond Portfolio	33.7%
EQ/Core Bond Index Portfolio	31.1
EQ/500 Managed Volatility Portfolio	11.6
EQ/Long-Term Bond Portfolio	8.9
EQ/AB Short Duration Government Bond Portfolio	6.4
EQ/2000 Managed Volatility Portfolio	4.6
EQ/International Managed Volatility Portfolio	2.8
EQ/400 Managed Volatility Portfolio	0.9

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$891.50	$2.32
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.35	2.48

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.49%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (19.8%)
EQ/2000 Managed Volatility Portfolio‡	1,788,848	$30,539,973
EQ/400 Managed Volatility Portfolio‡	314,033	6,300,501
EQ/500 Managed Volatility Portfolio‡	2,907,453	77,543,076
EQ/International Managed Volatility Portfolio‡	1,597,859	18,950,925

Total Equity		133,334,475

Fixed Income (80.1%)
EQ/AB Short Duration Government Bond Portfolio‡	4,433,623	42,826,680
EQ/Core Bond Index Portfolio‡	22,331,813	209,063,937
EQ/Intermediate Government Bond Portfolio‡	23,201,414	225,933,997
EQ/Long-Term Bond Portfolio‡	7,767,750	60,074,066

Total Fixed Income		537,898,680

Total Investments in Securities (99.9%) (Cost $680,075,802)		671,233,155
Other Assets Less Liabilities (0.1%)		372,829

Net Assets (100%)		$671,605,984

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2022, were as follows:

Security Description	Shares at June 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	1,788,848	39,230,413	6,262,735	(5,711,539)	(240,790)	(9,000,846)	30,539,973	—	—
EQ/400 Managed Volatility Portfolio	314,033	4,764,247	3,366,273	(571,154)	(8,343)	(1,250,522)	6,300,501	—	—
EQ/500 Managed Volatility Portfolio	2,907,453	106,319,567	9,490,559	(17,707,693)	2,151,793	(22,711,150)	77,543,076	—	—
EQ/International Managed Volatility Portfolio	1,597,859	23,431,249	3,214,503	(3,141,346)	18,027	(4,571,508)	18,950,925	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	4,433,623	50,303,124	2,195,280	(8,673,846)	(148,844)	(849,034)	42,826,680	—	—
EQ/Core Bond Index Portfolio	22,331,813	255,567,246	11,325,810	(40,725,962)	(1,132,364)	(15,970,793)	209,063,937	—	—
EQ/Intermediate Government Bond Portfolio	23,201,414	271,273,434	11,675,220	(42,662,693)	(590,321)	(13,761,643)	225,933,997	—	—
EQ/Long-Term Bond Portfolio	7,767,750	87,372,484	3,824,286	(13,136,539)	(1,570,533)	(16,415,632)	60,074,066	—	—

Total		838,261,764	51,354,666	(132,330,772)	(1,521,375)	(84,531,128)	671,233,155	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$671,233,155	$—	$671,233,155

Total Assets	$—	$671,233,155	$—	$671,233,155

Total Liabilities	$—	$—	$—	$—

Total	$—	$671,233,155	$—	$671,233,155

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$51,354,666
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$132,330,772

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$44,621,849
Aggregate gross unrealized depreciation	(53,704,259)

Net unrealized depreciation	$(9,082,410)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$680,315,565

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers(Cost $680,075,802)	$671,233,155
Cash	612,929
Receivable for Portfolio shares sold	320,366
Other assets	7,608

Total assets	672,174,058

LIABILITIES
Payable for securities purchased	178,175
Distribution fees payable – Class IB	140,747
Payable for Portfolio shares redeemed	83,010
Administrative fees payable	69,072
Investment management fees payable	56,299
Trustees’ fees payable	288
Accrued expenses	40,483

Total liabilities	568,074

NET ASSETS	$671,605,984

Net assets were comprised of:
Paid in capital	$665,602,986
Total distributable earnings (loss)	6,002,998

Net assets	$671,605,984

Class IB
Net asset value, offering and redemption price per share, $671,605,984 / 59,211,762 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.34

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Interest	$403

EXPENSES
Distribution fees – Class IB	937,312
Administrative fees	449,111
Investment management fees	374,922
Professional fees	29,139
Custodian fees	22,849
Printing and mailing expenses	18,551
Trustees’ fees	11,978
Miscellaneous	6,827

Total expenses	1,850,689

NET INVESTMENT INCOME (LOSS)	(1,850,286)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	(1,521,375)
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(84,531,128)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(86,052,503)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(87,902,789)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,850,286)	$4,950,827
Net realized gain (loss)	(1,521,375)	38,805,511
Net change in unrealized appreciation (depreciation)	(84,531,128)	(22,027,900)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(87,902,789)	21,728,438

Distributions to shareholders:
Class IB	—	(35,881,360)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 7,329,296 and 14,866,845 shares, respectively ]	88,152,155	194,843,303
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,806,075 shares, respectively ]	—	35,881,360
Capital shares repurchased [ (13,987,947) and (21,910,968) shares, respectively ]	(166,456,042)	(286,972,403)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(78,303,887)	(56,247,740)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(166,206,676)	(70,400,662)
NET ASSETS:
Beginning of period	837,812,660	908,213,322

End of period	$671,605,984	$837,812,660

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021		2020		2019		2018		2017
Net asset value, beginning of period	$12.72		$12.95		$12.36		$11.58		$12.17		$11.92

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.07		0.13		0.18		0.13		0.10
Net realized and unrealized gain (loss)	(1.35)		0.25		0.77		0.86		(0.30)		0.41

Total from investment operations	(1.38)		0.32		0.90		1.04		(0.17)		0.51

Less distributions:
Dividends from net investment income	—		(0.14)		(0.19)		(0.19)		(0.15)		(0.13)
Distributions from net realized gains	—		(0.41)		(0.12)		(0.07)		(0.27)		(0.13)

Total dividends and distributions	—		(0.55)		(0.31)		(0.26)		(0.42)		(0.26)

Net asset value, end of period	$11.34		$12.72		$12.95		$12.36		$11.58		$12.17

Total return (b)	(10.85)%		2.50%		7.26%		8.97%		(1.41)%		4.31%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$671,606		$837,813		$908,213		$761,618		$671,127		$814,155
Ratio of expenses to average net assets:
After waivers (a)(f)	0.49	%(j)	0.50	%(k)	0.49	%(k)	0.48	%(k)	0.48	%(k)	0.46	%(k)
Before waivers (a)(f)	0.49%		0.50%		0.50%		0.50%		0.51%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.49)%		0.56%		1.00%		1.48%		1.10%		0.82%
Before waivers (a)(f)(x)	(0.49)%		0.56%		0.99%		1.46%		1.06%		0.77%
Portfolio turnover rate^	7	%(z)	27%		23%		17%		10%		9%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.93% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.95% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2022
Fixed Income	59.8%
Equity	40.2

Top Holdings (as a percentage of Total Investments in Securities) As of June 30, 2022
EQ/Intermediate Government Bond Portfolio	24.0%
EQ/500 Managed Volatility Portfolio	23.4
EQ/Core Bond Index Portfolio	22.1
EQ/2000 Managed Volatility Portfolio	9.5
EQ/Long-Term Bond Portfolio	9.1
EQ/International Managed Volatility Portfolio	5.7
EQ/AB Short Duration Government Bond Portfolio	4.6
EQ/400 Managed Volatility Portfolio	1.6

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$860.70	$2.25
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.38	2.45

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.49%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (40.2%)
EQ/2000 Managed Volatility Portfolio‡	6,690,947	$114,230,658
EQ/400 Managed Volatility Portfolio‡	981,562	19,693,274
EQ/500 Managed Volatility Portfolio‡	10,590,251	282,446,788
EQ/International Managed Volatility Portfolio‡	5,784,698	68,607,674

Total Equity		484,978,394

Fixed Income (59.8%)
EQ/AB Short Duration Government Bond Portfolio‡	5,843,014	56,440,718
EQ/Core Bond Index Portfolio‡	28,525,643	267,048,773
EQ/Intermediate Government Bond Portfolio‡	29,734,837	289,556,085
EQ/Long-Term Bond Portfolio‡	14,172,436	109,606,492

Total Fixed Income		722,652,068

Total Investments in Securities (100.0%) (Cost $1,127,069,538)		1,207,630,462
Other Assets Less Liabilities (0.0%)†		367,696

Net Assets (100%)		$1,207,998,158

†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2022, were as follows:

Security Description	Shares at June 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	6,690,947	147,336,058	20,011,863	(17,610,766)	(327,931)	(35,178,566)	114,230,658	—	—
EQ/400 Managed Volatility Portfolio	981,562	17,600,625	8,131,986	(1,806,232)	(1,323)	(4,231,782)	19,693,274	—	—
EQ/500 Managed Volatility Portfolio	10,590,251	399,686,125	15,267,663	(55,149,579)	9,845,746	(87,203,167)	282,446,788	—	—
EQ/International Managed Volatility Portfolio	5,784,698	88,866,046	7,183,919	(10,385,837)	31,867	(17,088,321)	68,607,674	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	5,843,014	70,693,912	943,937	(13,828,046)	(206,696)	(1,162,389)	56,440,718	—	—
EQ/Core Bond Index Portfolio	28,525,643	343,243,162	4,295,694	(57,885,556)	(1,771,933)	(20,832,594)	267,048,773	—	—
EQ/Intermediate Government Bond Portfolio	29,734,837	365,661,692	4,611,687	(61,688,672)	(1,186,370)	(17,842,252)	289,556,085	—	—
EQ/Long-Term Bond Portfolio	14,172,436	162,369,118	351,845	(19,868,557)	(3,278,665)	(29,967,249)	109,606,492	—	—

Total		1,595,456,738	60,798,594	(238,223,245)	3,104,695	(213,506,320)	1,207,630,462	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,207,630,462	$—	$1,207,630,462

Total Assets	$—	$1,207,630,462	$—	$1,207,630,462

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,207,630,462	$—	$1,207,630,462

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$60,798,594
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$238,223,245

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$156,549,372
Aggregate gross unrealized depreciation	(76,119,124)

Net unrealized appreciation	$80,430,248

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,127,200,214

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers(Cost $1,127,069,538)	$1,207,630,462
Cash	970,914
Receivable for Portfolio shares sold	400,803
Other assets	14,397

Total assets	1,209,016,576

LIABILITIES
Payable for Portfolio shares redeemed	327,706
Distribution fees payable – Class IB	255,933
Payable for securities purchased	162,169
Administrative fees payable	125,599
Investment management fees payable	102,374
Trustees’ fees payable	274
Accrued expenses	44,363

Total liabilities	1,018,418

NET ASSETS	$1,207,998,158

Net assets were comprised of:
Paid in capital	$1,074,847,704
Total distributable earnings (loss)	133,150,454

Net assets	$1,207,998,158

Class IB
Net asset value, offering and redemption price per share, $1,207,998,158 / 89,305,318 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.53

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Interest	$161

EXPENSES
Distribution fees – Class IB	1,739,065
Administrative fees	833,184
Investment management fees	695,621
Professional fees	37,888
Printing and mailing expenses	28,483
Trustees’ fees	22,275
Custodian fees	21,857
Miscellaneous	11,756

Total expenses	3,390,129

NET INVESTMENT INCOME (LOSS)	(3,389,968)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	3,104,695
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(213,506,320)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(210,401,625)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(213,791,593)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(3,389,968)	$9,201,892
Net realized gain (loss)	3,104,695	111,487,063
Net change in unrealized appreciation (depreciation)	(213,506,320)	(9,783,043)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(213,791,593)	110,905,912

Distributions to shareholders:
Class IB	—	(102,120,874)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,620,008 and 6,383,733 shares, respectively ]	38,143,843	103,670,146
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,469,253 shares, respectively ]	—	102,120,874
Capital shares repurchased [ (14,783,763) and (13,633,206) shares, respectively ]	(211,893,191)	(221,576,061)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(173,749,348)	(15,785,041)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(387,540,941)	(7,000,003)
NET ASSETS:
Beginning of period	1,595,539,099	1,602,539,102

End of period	$1,207,998,158	$1,595,539,099

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021		2020		2019		2018		2017
Net asset value, beginning of period	$15.72		$15.67		$14.83		$13.45		$14.40		$13.63

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.09		0.13		0.20		0.15		0.13
Net realized and unrealized gain (loss)	(2.15)		1.01		1.33		1.60		(0.62)		0.95

Total from investment operations	(2.19)		1.10		1.46		1.80		(0.47)		1.08

Less distributions:
Dividends from net investment income	—		(0.25)		(0.25)		(0.22)		(0.18)		(0.17)
Distributions from net realized gains	—		(0.80)		(0.37)		(0.20)		(0.30)		(0.14)

Total dividends and distributions	—		(1.05)		(0.62)		(0.42)		(0.48)		(0.31)

Net asset value, end of period	$13.53		$15.72		$15.67		$14.83		$13.45		$14.40

Total return (b)	(13.93)%		7.08%		9.93%		13.40%		(3.29)%		7.97%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,207,998		$1,595,539		$1,602,539		$1,558,521		$1,375,253		$1,602,383
Ratio of expenses to average net assets:
After waivers (a)(f)	0.49	%(j)	0.48	%(k)	0.50	%(m)	0.51	%(n)	0.50	%(n)	0.49	%(n)
Before waivers (a)(f)	0.49%		0.48%		0.50%		0.51%		0.50%		0.51%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.49)%		0.57%		0.87%		1.38%		1.06%		0.89%
Before waivers (a)(f)(x)	(0.49)%		0.57%		0.87%		1.38%		1.06%		0.87%
Portfolio turnover rate^	4	%(z)	22%		28%		15%		10%		8%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.96% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.95% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.99% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/BALANCED STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2022
Equity	50.3%
Fixed Income	49.7

Top Holdings (as a percentage of Total Investments in Securities) As of June 30, 2022
EQ/500 Managed Volatility Portfolio	29.4%
EQ/Intermediate Government Bond Portfolio	19.3
EQ/Core Bond Index Portfolio	17.9
EQ/2000 Managed Volatility Portfolio	11.8
EQ/Long-Term Bond Portfolio	8.7
EQ/International Managed Volatility Portfolio	7.1
EQ/AB Short Duration Government Bond Portfolio	3.8
EQ/400 Managed Volatility Portfolio	2.0

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$845.30	$2.20
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.41	2.41

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.48%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (50.3%)
EQ/2000 Managed Volatility Portfolio‡	23,406,976	$399,613,737
EQ/400 Managed Volatility Portfolio‡	3,379,166	67,796,854
EQ/500 Managed Volatility Portfolio‡	37,518,755	1,000,642,187
EQ/International Managed Volatility Portfolio‡	20,381,374	241,727,168

Total Equity		1,709,779,946

Fixed Income (49.7%)
EQ/AB Short Duration Government Bond Portfolio‡	13,472,872	130,141,492
EQ/Core Bond Index Portfolio‡	64,901,933	607,593,025
EQ/Intermediate Government Bond Portfolio‡	67,405,053	656,386,415
EQ/Long-Term Bond Portfolio‡	38,370,008	296,745,175

Total Fixed Income		1,690,866,107

Total Investments in Securities (100.0%) (Cost $3,156,343,054)		3,400,646,053
Other Assets Less Liabilities (0.0%)†		(733,482)

Net Assets (100%)		$3,399,912,571

†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2022, were as follows:

Security Description	Shares at June 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	23,406,976	508,975,951	58,393,783	(44,699,461)	(383,226)	(122,673,310)	399,613,737	—	—
EQ/400 Managed Volatility Portfolio	3,379,166	58,429,494	28,059,569	(4,561,169)	(12,844)	(14,118,196)	67,796,854	—	—
EQ/500 Managed Volatility Portfolio	37,518,755	1,380,438,589	38,529,672	(147,518,067)	(9,258,837)	(261,549,170)	1,000,642,187	—	—
EQ/International Managed Volatility Portfolio	20,381,374	307,521,976	19,353,590	(25,542,549)	26,938	(59,632,787)	241,727,168	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	13,472,872	160,931,313	2,528,709	(30,183,508)	(607,177)	(2,527,845)	130,141,492	—	—
EQ/Core Bond Index Portfolio	64,901,933	763,165,646	11,632,062	(116,644,139)	(3,371,787)	(47,188,757)	607,593,025	—	—
EQ/Intermediate Government Bond Portfolio	67,405,053	814,184,071	12,437,804	(127,680,840)	(2,649,390)	(39,905,230)	656,386,415	—	—
EQ/Long-Term Bond Portfolio	38,370,008	422,092,609	80,385	(38,313,823)	(6,168,086)	(80,945,910)	296,745,175	—	—

Total		4,415,739,649	171,015,574	(535,143,556)	(22,424,409)	(628,541,205)	3,400,646,053	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,400,646,053	$—	$3,400,646,053

Total Assets	$—	$3,400,646,053	$—	$3,400,646,053

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,400,646,053	$—	$3,400,646,053

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$171,015,574
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$535,143,556

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$433,453,792
Aggregate gross unrealized depreciation	(189,860,303)

Net unrealized appreciation	$243,593,489

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,157,052,564

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers(Cost $3,156,343,054)	$3,400,646,053
Cash	855,775
Receivable for securities sold	968,880
Receivable for Portfolio shares sold	262,479
Dividends, interest and other receivables	172,775
Other assets	48,700

Total assets	3,402,954,662

LIABILITIES
Payable for Portfolio shares redeemed	1,582,538
Distribution fees payable – Class IB	719,680
Administrative fees payable	353,184
Investment management fees payable	278,607
Trustees’ fees payable	300
Accrued expenses	107,782

Total liabilities	3,042,091

NET ASSETS	$3,399,912,571

Net assets were comprised of:
Paid in capital	$3,037,568,379
Total distributable earnings (loss)	362,344,192

Net assets	$3,399,912,571

Class IB
Net asset value, offering and redemption price per share, $3,399,912,571 / 227,899,707 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.92

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Interest	$479

EXPENSES
Distribution fees – Class IB	4,843,104
Administrative fees	2,320,566
Investment management fees	1,865,449
Professional fees	76,738
Printing and mailing expenses	66,083
Trustees’ fees	61,754
Custodian fees	23,824
Miscellaneous	34,978

Total expenses	9,292,496

NET INVESTMENT INCOME (LOSS)	(9,292,017)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($(22,424,409) realized gain (loss) from affiliates)	(22,416,298)

Change in unrealized appreciation (depreciation) on:
Investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(628,541,205)
Foreign currency translations	(14,929)

Net change in unrealized appreciation (depreciation)	(628,556,134)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(650,972,432)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(660,264,449)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(9,292,017)	$26,750,349
Net realized gain (loss)	(22,416,298)	281,002,989
Net change in unrealized appreciation (depreciation)	(628,556,134)	60,074,942

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(660,264,449)	367,828,280

Distributions to shareholders:
Class IB	—	(247,629,679)

CAPITAL SHARES TRANSACTIONS:
Class IA (b)
Capital shares sold [ 0 and 0# shares ]	—	4
Capital shares issued in connection with merger (Note 8) [ 0 and 192,600 shares, respectively ]	—	3,449,858
Capital shares repurchased [ 0 and (197,402) shares, respectively ]	—	(3,538,612)

Total Class IA transactions	—	(88,750)

Class IB
Capital shares sold [ 6,551,929 and 7,843,718 shares, respectively ]	110,689,767	140,873,973
Capital shares issued in connection with merger (Note 8) [ 0 and 39,881,495 shares, respectively ]	—	715,354,048
Capital shares issued in reinvestment of dividends and distributions [ 0 and 14,053,825 shares, respectively ]	—	247,629,679
Capital shares repurchased [ (28,820,907) and (27,049,042) shares, respectively ]	(465,270,594)	(486,141,635)

Total Class IB transactions	(354,580,827)	617,716,065

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(354,580,827)	617,627,315

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,014,845,276)	737,825,916
NET ASSETS:
Beginning of period	4,414,757,847	3,676,931,931

End of period	$3,399,912,571	$4,414,757,847

# Number of shares is less than 0.5.
(b) After the close of business on September 1, 2021, operations for Class IA ceased and shares of seed capital were fully redeemed.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	January 1, 2021 to September 1, 2021‡		Year Ended December 31,
Class IA			2020		2019		2018		2017
Net asset value, beginning of period	$17.04		$16.04		$14.33		$15.48		$14.41

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.05	)†	0.14		0.21		0.07		0.13
Net realized and unrealized gain (loss)	1.52		1.64		2.03		(0.70)		1.29

Total from investment operations	1.47		1.78		2.24		(0.63)		1.42

Less distributions:
Dividends from net investment income	—		(0.29)		(0.24)		(0.19)		(0.20)
Distributions from net realized gains	—		(0.49)		(0.29)		(0.33)		(0.15)

Total dividends and distributions	—		(0.78)		(0.53)		(0.52)		(0.35)

Net asset value, end of period	$18.51		$17.04		$16.04		$14.33		$15.48

Total return (b)	8.63%		11.22%		15.65%		(4.16)%		9.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$82		$79		$73		$193
Ratio of expenses to average net assets (a)(f)	0.46	%((j)	0.49	%(k)	0.49	%(k)	0.50	%(m)	0.52	%(n)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.46)%		0.84%		1.34%		0.44%		0.85%
Portfolio turnover rate^	24%		27%		14%		10%		8%

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021		2020		2019		2018		2017
Net asset value, beginning of period	$17.65		$17.07		$16.07		$14.35		$15.50		$14.43

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.12		0.14		0.21		0.16		0.13
Net realized and unrealized gain (loss)	(2.69)		1.48		1.64		2.04		(0.79)		1.29

Total from investment operations	(2.73)		1.60		1.78		2.25		(0.63)		1.42

Less distributions:
Dividends from net investment income	—		(0.32)		(0.29)		(0.24)		(0.19)		(0.20)
Distributions from net realized gains	—		(0.70)		(0.49)		(0.29)		(0.33)		(0.15)

Total dividends and distributions	—		(1.02)		(0.78)		(0.53)		(0.52)		(0.35)

Net asset value, end of period	$14.92		$17.65		$17.07		$16.07		$14.35		$15.50

Total return (b)	(15.47)%		9.48%		11.20%		15.70%		(4.15)%		9.84%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,399,913		$4,414,758		$3,676,850		$3,614,859		$3,218,857		$3,656,023
Ratio of expenses to average net assets (a)(f)	0.48	%(o)	0.48	%(g)(j)	0.49	%(k)	0.49	%(k)	0.50	%(m)	0.52	%(n)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.48)%		0.65%		0.86%		1.36%		1.06%		0.88%
Portfolio turnover rate^	4	%(z)	24%		27%		14%		10%		8%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

‡	After the close of business on September 1, 2021 operations for Class IA ceased and shares were fully redeemed. The shares are no longer operational, but are still registered.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.95% for Class IA and 0.97% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00% for Class IA and 1.00% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.01% for Class IA and 1.01% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.04% for Class IA and 1.04% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.96% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/MODERATE GROWTH STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2022
Equity	60.4%
Fixed Income	39.6

Top Holdings (as a percentage of Total Investments in Securities) As of June 30, 2022
EQ/500 Managed Volatility Portfolio	35.3%
EQ/Intermediate Government Bond Portfolio	15.1
EQ/2000 Managed Volatility Portfolio	14.0
EQ/Core Bond Index Portfolio	14.0
EQ/International Managed Volatility Portfolio	8.5
EQ/Long-Term Bond Portfolio	7.5
EQ/AB Short Duration Government Bond Portfolio	3.0
EQ/400 Managed Volatility Portfolio	2.6

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$832.00	$2.16
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.43	2.39

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.48%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (60.4%)
EQ/2000 Managed Volatility Portfolio‡	46,941,832	$801,410,692
EQ/400 Managed Volatility Portfolio‡	7,155,090	143,553,952
EQ/500 Managed Volatility Portfolio‡	75,570,838	2,015,508,494
EQ/International Managed Volatility Portfolio‡	40,905,563	485,148,144

Total Equity		3,445,621,282

Fixed Income (39.6%)
EQ/AB Short Duration Government Bond Portfolio‡	17,909,381	172,996,049
EQ/Core Bond Index Portfolio‡	85,530,804	800,714,516
EQ/Intermediate Government Bond Portfolio‡	88,439,784	861,221,377
EQ/Long-Term Bond Portfolio‡	55,109,907	426,207,861

Total Fixed Income		2,261,139,803

Total Investments in Securities (100.0%) (Cost $4,858,582,414)		5,706,761,085
Other Assets Less Liabilities (0.0%)†		(945,400)

Net Assets (100%)		$5,705,815,685

†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2022, were as follows:

Security Description	Shares at June 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	46,941,832	1,022,967,719	104,436,845	(79,248,318)	(1,273,797)	(245,471,757)	801,410,692	—	—
EQ/400 Managed Volatility Portfolio	7,155,090	137,732,051	47,216,516	(9,564,452)	10,423	(31,840,586)	143,553,952	—	—
EQ/500 Managed Volatility Portfolio	75,570,838	2,782,568,589	41,239,753	(259,454,445)	18,387,530	(567,232,933)	2,015,508,494	—	—
EQ/International Managed Volatility Portfolio	40,905,563	616,194,495	35,080,218	(46,455,911)	128,918	(119,799,576)	485,148,144	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	17,909,381	215,259,941	3,928,312	(41,996,204)	(848,287)	(3,347,713)	172,996,049	—	—
EQ/Core Bond Index Portfolio	85,530,804	1,006,771,408	17,427,407	(156,682,917)	(4,309,970)	(62,491,412)	800,714,516	—	—
EQ/Intermediate Government Bond Portfolio	88,439,784	1,071,058,896	18,632,125	(172,415,618)	(2,298,429)	(53,755,597)	861,221,377	—	—
EQ/Long-Term Bond Portfolio	55,109,907	597,609,634	82,580	(47,822,261)	(7,507,541)	(116,154,551)	426,207,861	—	—

Total		7,450,162,733	268,043,756	(813,640,126)	2,288,847	(1,200,094,125)	5,706,761,085	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$5,706,761,085	$—	$5,706,761,085

Total Assets	$—	$5,706,761,085	$—	$5,706,761,085

Total Liabilities	$—	$—	$—	$—

Total	$—	$5,706,761,085	$—	$5,706,761,085

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$268,043,756
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$813,640,126

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,100,816,731
Aggregate gross unrealized depreciation	(252,214,789)

Net unrealized appreciation	$848,601,942

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,858,159,143

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers(Cost $4,858,582,414)	$5,706,761,085
Cash	2,461,880
Receivable for securities sold	1,179,690
Receivable for Portfolio shares sold	93,486
Other assets	67,617

Total assets	5,710,563,758

LIABILITIES
Payable for Portfolio shares redeemed	2,401,758
Distribution fees payable – Class IB	1,209,448
Administrative fees payable	593,537
Investment management fees payable	455,847
Trustees’ fees payable	1,034
Accrued expenses	86,449

Total liabilities	4,748,073

NET ASSETS	$5,705,815,685

Net assets were comprised of:
Paid in capital	$4,530,271,154
Total distributable earnings (loss)	1,175,544,531

Net assets	$5,705,815,685

Class IB
Net asset value, offering and redemption price per share, $5,705,815,685 / 354,464,394 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.10

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Interest	$599

EXPENSES
Distribution fees – Class IB	8,150,814
Administrative fees	3,905,495
Investment management fees	3,050,806
Printing and mailing expenses	107,445
Professional fees	106,891
Trustees’ fees	103,879
Custodian fees	26,443
Miscellaneous	55,028

Total expenses	15,506,801

NET INVESTMENT INCOME (LOSS)	(15,506,202)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	2,288,847
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(1,200,094,125)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,197,805,278)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,213,311,480)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(15,506,202)	$42,044,487
Net realized gain (loss)	2,288,847	716,026,998
Net change in unrealized appreciation (depreciation)	(1,200,094,125)	88,910,355

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,213,311,480)	846,981,840

Distributions to shareholders:
Class IB	—	(627,715,054)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 3,422,342 and 7,453,138 shares, respectively ]	61,020,655	149,198,699
Capital shares issued in reinvestment of dividends and distributions [ 0 and 32,387,218 shares, respectively ]	—	627,715,054
Capital shares repurchased [ (33,959,214) and (47,836,716) shares, respectively ]	(590,565,151)	(960,152,879)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(529,544,496)	(183,239,126)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,742,855,976)	36,027,660
NET ASSETS:
Beginning of period	7,448,671,661	7,412,644,001

End of period	$5,705,815,685	$7,448,671,661

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021		2020		2019		2018		2017
Net asset value, beginning of period	$19.35		$18.86		$17.76		$15.63		$17.11		$15.69

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.11		0.15		0.23		0.18		0.15
Net realized and unrealized gain (loss)	(3.21)		2.10		2.02		2.57		(1.05)		1.70

Total from investment operations	(3.25)		2.21		2.17		2.80		(0.87)		1.85

Less distributions:
Dividends from net investment income	—		(0.40)		(0.35)		(0.26)		(0.21)		(0.23)
Distributions from net realized gains	—		(1.32)		(0.72)		(0.41)		(0.40)		(0.20)

Total dividends and distributions	—		(1.72)		(1.07)		(0.67)		(0.61)		(0.43)

Net asset value, end of period	$16.10		$19.35		$18.86		$17.76		$15.63		$17.11

Total return (b)	(16.80)%		11.91%		12.38%		18.00%		(5.17)%		11.82%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,705,816		$7,448,672		$7,412,644		$7,333,348		$6,621,253		$7,534,635
Ratio of expenses to average net assets (a)(f)	0.48	%(j)	0.47	%(k)	0.48	%(m)	0.48	%(m)	0.49	%(n)	0.50	%(o)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.48)%		0.56%		0.83%		1.32%		1.02%		0.90%
Portfolio turnover rate^	4	%(z)	20%		24%		12%		9%		8%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.98% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.97% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.01% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.03% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/GROWTH STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2022
Equity	70.5%
Fixed Income	29.5

Top Holdings (as a percentage of Total Investments in Securities) As of June 30, 2022
EQ/500 Managed Volatility Portfolio	41.5%
EQ/2000 Managed Volatility Portfolio	16.3
EQ/Intermediate Government Bond Portfolio	11.0
EQ/Core Bond Index Portfolio	10.2
EQ/International Managed Volatility Portfolio	9.9
EQ/Long-Term Bond Portfolio	6.1
EQ/400 Managed Volatility Portfolio	2.8
EQ/AB Short Duration Government Bond Portfolio	2.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IA
Actual	$1,000.00	$818.80	$2.15
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.43	2.40
Class IB
Actual	1,000.00	819.00	2.15
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.43	2.40

* Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratio of 0.48% and 0.48%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (70.5%)
EQ/2000 Managed Volatility Portfolio‡	43,847,502	$748,582,995
EQ/400 Managed Volatility Portfolio‡	6,493,611	130,282,566
EQ/500 Managed Volatility Portfolio‡	71,672,064	1,911,526,422
EQ/International Managed Volatility Portfolio‡	38,240,987	453,545,733

Total Equity		3,243,937,716

Fixed Income (29.5%)
EQ/AB Short Duration Government Bond Portfolio‡	10,871,046	105,009,101
EQ/Core Bond Index Portfolio‡	50,170,690	469,683,413
EQ/Intermediate Government Bond Portfolio‡	51,932,944	505,719,934
EQ/Long-Term Bond Portfolio‡	36,181,561	279,820,211

Total Fixed Income		1,360,232,659

Total Investments in Securities (100.0%) (Cost $3,967,388,882)		4,604,170,375
Other Assets Less Liabilities (0.0%)†		(673,664)

Net Assets (100%)		$4,603,496,711

†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2022, were as follows:

Security Description	Shares at June 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	43,847,502	966,841,392	74,838,690	(61,175,300)	606,316	(232,528,103)	748,582,995	—	—
EQ/400 Managed Volatility Portfolio	6,493,611	127,776,833	38,754,552	(7,197,094)	17,878	(29,069,603)	130,282,566	—	—
EQ/500 Managed Volatility Portfolio	71,672,064	2,619,963,749	7,595,588	(193,588,976)	(12,076,687)	(510,367,252)	1,911,526,422	—	—
EQ/International Managed Volatility Portfolio	38,240,987	574,733,694	26,622,758	(35,985,471)	97,627	(111,922,875)	453,545,733	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	10,871,046	128,534,647	2,104,552	(23,097,094)	(447,439)	(2,085,565)	105,009,101	—	—
EQ/Core Bond Index Portfolio	50,170,690	586,502,212	9,222,760	(86,835,471)	(2,434,521)	(36,771,567)	469,683,413	—	—
EQ/Intermediate Government Bond Portfolio	51,932,944	625,314,465	9,923,327	(96,535,107)	(2,261,547)	(30,721,204)	505,719,934	—	—
EQ/Long-Term Bond Portfolio	36,181,561	384,028,977	15,361	(24,290,193)	(3,804,025)	(76,129,909)	279,820,211	—	—

Total		6,013,695,969	169,077,588	(528,704,706)	(20,302,398)	(1,029,596,078)	4,604,170,375	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$4,604,170,375	$—	$4,604,170,375

Total Assets	$—	$4,604,170,375	$—	$4,604,170,375

Total Liabilities	$—	$—	$—	$—

Total	$—	$4,604,170,375	$—	$4,604,170,375

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$169,077,588
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$528,704,706

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$806,954,759
Aggregate gross unrealized depreciation	(170,395,143)

Net unrealized appreciation	$636,559,616

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,967,610,759

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers(Cost $3,967,388,882)	$4,604,170,375
Cash	2,101,090
Receivable for securities sold	332,566
Receivable for Portfolio shares sold	86,039
Other assets	54,864

Total assets	4,606,744,934

LIABILITIES
Payable for Portfolio shares redeemed	1,344,499
Distribution fees payable – Class IB	976,437
Administrative fees payable	479,337
Investment management fees payable	372,172
Trustees’ fees payable	311
Distribution fees payable – Class IA	304
Accrued expenses	75,163

Total liabilities	3,248,223

NET ASSETS	$4,603,496,711

Net assets were comprised of:
Paid in capital	$3,705,603,788
Total distributable earnings (loss)	897,892,923

Net assets	$4,603,496,711

Class IA
Net asset value, offering and redemption price per share, $1,447,468 / 80,474 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.99

Class IB
Net asset value, offering and redemption price per share, $4,602,049,243 / 255,563,947 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.01

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Interest	$551

EXPENSES
Distribution fees – Class IB	6,581,187
Administrative fees	3,154,410
Investment management fees	2,493,901
Professional fees	90,160
Printing and mailing expenses	88,086
Trustees’ fees	83,712
Custodian fees	25,140
Distribution fees – Class IA	2,017
Miscellaneous	44,918

Total expenses	12,563,531

NET INVESTMENT INCOME (LOSS)	(12,562,980)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	(20,302,398)
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(1,029,596,078)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,049,898,476)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,062,461,456)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(12,562,980)	$33,720,275
Net realized gain (loss)	(20,302,398)	556,540,479
Net change in unrealized appreciation (depreciation)	(1,029,596,078)	207,723,907

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,062,461,456)	797,984,661

Distributions to shareholders:
Class IA	—	(138,198)
Class IB	—	(464,052,091)

Total distributions to shareholders	—	(464,190,289)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 32,968 shares ]	—	718,196
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,313 shares, respectively ]	—	138,198
Capital shares repurchased [ (1,641) and (33,087) shares, respectively ]	(31,336)	(725,811)

Total Class IA transactions	(31,336)	130,583

Class IB
Capital shares sold [ 8,712,699 and 7,152,932 shares, respectively ]	186,971,642	160,542,030
Capital shares issued in reinvestment of dividends and distributions [ 0 and 21,172,235 shares, respectively ]	—	464,052,091
Capital shares repurchased [ (26,425,464) and (31,215,149) shares, respectively ]	(533,503,779)	(702,101,690)

Total Class IB transactions	(346,532,137)	(77,507,569)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(346,563,473)	(77,376,986)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,409,024,929)	256,417,386
NET ASSETS:
Beginning of period	6,012,521,640	5,756,104,254

End of period	$4,603,496,711	$6,012,521,640

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IA			2021		2020		2019		2018		2017
Net asset value, beginning of period	$21.97		$20.82		$19.31		$16.60		$18.23		$16.40

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.05)		0.13		0.16		0.25		0.18		0.16
Net realized and unrealized gain (loss)	(3.93)		2.81		2.44		3.10		(1.27)		2.10

Total from investment operations	(3.98)		2.94		2.60		3.35		(1.09)		2.26

Less distributions:
Dividends from net investment income	—		(0.51)		(0.40)		(0.29)		(0.22)		(0.27)
Distributions from net realized gains	—		(1.28)		(0.69)		(0.35)		(0.32)		(0.16)

Total dividends and distributions	—		(1.79)		(1.09)		(0.64)		(0.54)		(0.43)

Net asset value, end of period	$17.99		$21.97		$20.82		$19.31		$16.60		$18.23

Total return (b)	(18.12)%		14.30%		13.66%		20.23%		(6.08)%		13.75%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,447		$1,804		$1,580		$1,419		$1,294		$1,528
Ratio of expenses to average net assets (a)(f)	0.48	%(j)	0.47	%(j)	0.49	%(k)	0.48	%(m)	0.49	%(n)	0.50	%(o)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.48)%		0.58%		0.85%		1.33%		0.95%		0.92%
Portfolio turnover rate^	3	%(z)	19%		24%		11%		10%		5%

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021		2020		2019		2018		2017
Net asset value, beginning of period	$21.99		$20.84		$19.33		$16.62		$18.25		$16.42

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.05)		0.13		0.16		0.25		0.19		0.17
Net realized and unrealized gain (loss)	(3.93)		2.81		2.44		3.10		(1.28)		2.09

Total from investment operations	(3.98)		2.94		2.60		3.35		(1.09)		2.26

Less distributions:
Dividends from net investment income	—		(0.51)		(0.40)		(0.29)		(0.22)		(0.27)
Distributions from net realized gains	—		(1.28)		(0.69)		(0.35)		(0.32)		(0.16)

Total dividends and distributions	—		(1.79)		(1.09)		(0.64)		(0.54)		(0.43)

Net asset value, end of period	$18.01		$21.99		$20.84		$19.33		$16.62		$18.25

Total return (b)	(18.10)%		14.28%		13.64%		20.21%		(6.07)%		13.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,602,049		$6,010,718		$5,754,524		$5,574,271		$4,727,029		$5,201,255
Ratio of expenses to average net assets (a)(f)	0.48	%(j)	0.47	%(j)	0.49	%(k)	0.48	%(m)	0.49	%(n)	0.50	%(o)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.48)%		0.56%		0.82%		1.33%		1.01%		0.95%
Portfolio turnover rate^	3	%(z)	19%		24%		11%		10%		5%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.99% for Class IA and 0.99% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.02% for Class IA and 1.02% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.01% for Class IA and 1.01% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.03% for Class IA and 1.03% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.04% for Class IA and 1.04% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2022
Equity	80.5%
Fixed Income	19.5

Top Holdings (as a percentage of Total Investments in Securities) As of June 30, 2022
EQ/500 Managed Volatility Portfolio	48.4%
EQ/2000 Managed Volatility Portfolio	18.0
EQ/International Managed Volatility Portfolio	11.0
EQ/Intermediate Government Bond Portfolio	7.2
EQ/Core Bond Index Portfolio	6.7
EQ/Long-Term Bond Portfolio	4.1
EQ/400 Managed Volatility Portfolio	3.1
EQ/AB Short Duration Government Bond Portfolio	1.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$806.20	$2.14
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.43	2.39

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.48%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (80.5%)
EQ/2000 Managed Volatility Portfolio‡	49,831,834	$850,750,023
EQ/400 Managed Volatility Portfolio‡	7,235,714	145,171,536
EQ/500 Managed Volatility Portfolio‡	85,710,930	2,285,949,353
EQ/International Managed Volatility Portfolio‡	44,164,996	523,805,662

Total Equity		3,805,676,574

Fixed Income (19.5%)
EQ/AB Short Duration Government Bond Portfolio‡	7,441,456	71,880,902
EQ/Core Bond Index Portfolio‡	33,663,000	315,143,221
EQ/Intermediate Government Bond Portfolio‡	34,700,827	337,914,599
EQ/Long-Term Bond Portfolio‡	25,315,273	195,782,732

Total Fixed Income		920,721,454

Total Investments in Securities (100.0%) (Cost $4,445,895,675)		4,726,398,028
Other Assets Less Liabilities (0.0%)†		(411,304)

Net Assets (100%)		$4,725,986,724

†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2022, were as follows:

Security Description	Shares at June 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	49,831,834	1,121,672,899	44,681,892	(46,561,040)	30,433	(269,074,161)	850,750,023	—	—
EQ/400 Managed Volatility Portfolio	7,235,714	148,884,564	35,823,933	(6,126,453)	32,707	(33,443,215)	145,171,536	—	—
EQ/500 Managed Volatility Portfolio	85,710,930	3,045,189,488	8,286,911	(151,590,536)	(1,700,520)	(614,235,990)	2,285,949,353	—	—
EQ/International Managed Volatility Portfolio	44,164,996	663,315,188	17,932,699	(27,569,037)	64,145	(129,937,333)	523,805,662	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	7,441,456	85,347,720	1,064,361	(12,825,872)	(258,881)	(1,446,426)	71,880,902	—	—
EQ/Core Bond Index Portfolio	33,663,000	381,003,199	4,584,833	(44,616,132)	(1,611,240)	(24,217,439)	315,143,221	—	—
EQ/Intermediate Government Bond Portfolio	34,700,827	406,284,131	5,039,620	(51,691,422)	(1,885,215)	(19,832,515)	337,914,599	—	—
EQ/Long-Term Bond Portfolio	25,315,273	261,061,152	493,080	(11,027,615)	(1,617,370)	(53,126,515)	195,782,732	—	—

Total		6,112,758,341	117,907,329	(352,008,107)	(6,945,941)	(1,145,313,594)	4,726,398,028	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$4,726,398,028	$—	$4,726,398,028

Total Assets	$—	$4,726,398,028	$—	$4,726,398,028

Total Liabilities	$—	$—	$—	$—

Total	$—	$4,726,398,028	$—	$4,726,398,028

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$117,907,329
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$352,008,107

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$525,205,827
Aggregate gross unrealized depreciation	(253,495,140)

Net unrealized appreciation	$271,710,687

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,454,687,341

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers(Cost $4,445,895,675)	$4,726,398,028
Cash	1,650,011
Receivable for Portfolio shares sold	998,547
Other assets	56,682

Total assets	4,729,103,268

LIABILITIES
Payable for Portfolio shares redeemed	1,071,274
Distribution fees payable – Class IB	1,003,001
Administrative fees payable	492,223
Investment management fees payable	361,344
Payable for securities purchased	15,410
Accrued expenses	173,292

Total liabilities	3,116,544

NET ASSETS	$4,725,986,724

Net assets were comprised of:
Paid in capital	$4,158,715,177
Total distributable earnings (loss)	567,271,547

Net assets	$4,725,986,724

Class IB
Net asset value, offering and redemption price per share, $4,725,986,724 / 307,902,172 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.35

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Interest	$537

EXPENSES
Distribution fees – Class IB	6,719,333
Administrative fees	3,219,886
Investment management fees	2,542,877
Professional fees	91,516
Printing and mailing expenses	89,623
Trustees’ fees	85,168
Custodian fees	20,307
Miscellaneous	44,430

Total expenses	12,813,140

NET INVESTMENT INCOME (LOSS)	(12,812,603)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	(6,945,941)
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(1,145,313,594)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,152,259,535)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,165,072,138)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(12,812,603)	$34,715,949
Net realized gain (loss)	(6,945,941)	555,389,099
Net change in unrealized appreciation (depreciation)	(1,145,313,594)	322,011,114

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,165,072,138)	912,116,162

Distributions to shareholders:
Class IB	—	(461,217,632)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 6,684,257 and 15,322,577 shares, respectively ]	115,845,322	297,018,856
Capital shares issued in reinvestment of dividends and distributions [ 0 and 24,429,516 shares, respectively ]	—	461,217,632
Capital shares repurchased [ (19,753,138) and (35,445,452) shares, respectively ]	(335,601,456)	(682,001,468)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(219,756,134)	76,235,020

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,384,828,272)	527,133,550
NET ASSETS:
Beginning of period	6,110,814,996	5,583,681,446

End of period	$4,725,986,724	$6,110,814,996

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021		2020		2019		2018		2017
Net asset value, beginning of period	$19.04		$17.63		$16.04		$13.49		$14.93		$13.22

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.11		0.15		0.20		0.15		0.14
Net realized and unrealized gain (loss)	(3.65)		2.81		2.15		2.83		(1.17)		1.92

Total from investment operations	(3.69)		2.92		2.30		3.03		(1.02)		2.06

Less distributions:
Dividends from net investment income	—		(0.48)		(0.36)		(0.24)		(0.18)		(0.23)
Distributions from net realized gains	—		(1.03)		(0.35)		(0.24)		(0.24)		(0.12)

Total dividends and distributions	—		(1.51)		(0.71)		(0.48)		(0.42)		(0.35)

Net asset value, end of period	$15.35		$19.04		$17.63		$16.04		$13.49		$14.93

Total return (b)	(19.38)%		16.82%		14.52%		22.51%		(6.97)%		15.63%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,725,987		$6,110,815		$5,583,681		$4,321,787		$3,434,710		$3,578,052
Ratio of expenses to average net assets (a)(f)	0.48	%(j)	0.47	%(k)	0.49	%(m)	0.49	%(n)	0.49	%(o)	0.50	%(jj)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.48)%		0.58%		0.92%		1.34%		1.01%		1.01%
Portfolio turnover rate^	2	%(z)	16%		21%		8%		6%		3%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.01% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.03% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.04% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.05% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(jj)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.06% for Class IB.

See Notes to Financial Statements.

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2022
Equity	49.3%
Fixed Income	39.6
Repurhase Agreement	10.3
Investment Company	0.8

Top Holdings (as a percentage of Total Investments in Securities) As of June 30, 2022
1290 Diversified Bond Fund	23.9%
1290 SmartBeta Equity Fund	20.6
Deutsche Bank Securities, Inc.	10.3
Vanguard Total Bond Market ETF	7.2
AB Small Cap Growth Portfolio	7.1
1290 GAMCO Small/Mid Cap Value Fund	7.0
iShares MSCI Global Min Vol Factor ETF	6.9
iShares Core S&P U.S. Value ETF	4.6
iShares Broad USD High Yield Corporate Bond ETF	4.4
1290 High Yield Bond Fund	4.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while the Portfolio commenced operations on February 15, 2022, the ‘Hypothetical expenses paid during the period’ reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 1/1/22†	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$879.00	$1.99
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.98	2.85
Class K
Actual	1,000.00	880.00	1.15
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.17	1.65

† Commenced operations on February 15, 2022.

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.57% and 0.33%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period) and multiplied by 136/365 for the actual example (to reflect the actual number of days the Portfolio was in operation in the period).

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (16.1%)
iShares Core S&P Total US Stock Market ETF	550	$46,079
iShares Core S&P U.S. Value ETF (x)	6,945	464,482
iShares MSCI Global Min Vol Factor ETF	7,350	694,575
SPDR Portfolio Developed World ex-US ETF (x)	2,790	80,464
Vanguard FTSE Emerging Markets ETF (x)	4,370	182,010

Total Equity		1,467,610

Fixed Income (12.7%)
iShares Broad USD High Yield Corporate Bond ETF (x)	12,650	437,943
Vanguard Total Bond Market ETF	9,510	715,722

Total Fixed Income		1,153,665

Total Exchange Traded Funds (28.8%) (Cost $2,852,835)		2,621,275

INVESTMENT COMPANIES:
Investment Companies (68.8%)
Equity (38.0%)
1290 GAMCO Small/Mid Cap Value Fund, Class I‡	51,049	698,347
1290 SmartBeta Equity Fund, Class I‡	146,649	2,058,957
AB Small Cap Growth Portfolio, Class Z*‡	13,436	706,977

Total Equity		3,464,281

Fixed Income (30.8%)
1290 Diversified Bond Fund, Class I‡	254,041	2,390,522
1290 High Yield Bond Fund, Class I‡	53,623	422,546

Total Fixed Income		2,813,068

Total Investment Companies (68.8%) (Cost $7,230,563)		6,277,349

SHORT-TERM INVESTMENTS:
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, IM Shares	77,982	77,997

	Principal Amount	Value (Note 1)
Repurchase Agreement (11.3%)
Deutsche Bank Securities, Inc., 1.45%, dated 6/30/22, due 7/1/22, repurchase price $1,028,624, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $1,049,154. (xx)	$1,028,583	1,028,583

Total Short-Term Investments (12.1%) (Cost $1,106,588)		1,106,580

Total Investments in Securities (109.7%) (Cost $11,189,986)		10,005,204
Other Assets Less Liabilities (-9.7%)		(882,799)

Net Assets (100%)		$9,122,405

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $1,004,476. This was collateralized by cash of $1,028,583 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Portfolio which are Class Z shares.

Glossary:

USD	— United States Dollar

Investments in companies which were affiliates for the period ended June 30, 2022, were as follows:

Security Description	Shares at June 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 GAMCO Small/Mid Cap Value Fund	51,049	—	833,826	(16,536)	59	(119,002)	698,347	—	—
1290 SmartBeta Equity Fund	146,649	—	2,434,227	(96,125)	(1,699)	(277,446)	2,058,957	—	—
AB Small Cap Growth Portfolio*	13,436	—	951,351	(7,197)	(111)	(237,066)	706,977	—	—
Fixed Income
1290 Diversified Bond Fund	254,041	—	2,679,014	(22,714)	(340)	(265,438)	2,390,522	31,991	—
1290 High Yield Bond Fund	53,623	—	505,164	(27,749)	(607)	(54,262)	422,546	9,797	—

Total		—	7,403,582	(170,321)	(2,698)	(953,214)	6,277,349	41,788	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$2,621,275	$—	$—	$2,621,275
Investment Companies	6,277,349	—	—	6,277,349
Short-Term Investments
Investment Company	77,997	—	—	77,997
Repurchase Agreement	—	1,028,583	—	1,028,583

Total Assets	$8,976,621	$1,028,583	$—	$10,005,204

Total Liabilities	$—	$—	$—	$—

Total	$8,976,621	$1,028,583	$—	$10,005,204

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the period ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$11,853,683
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,683,500

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,184,782)

Net unrealized depreciation	$(1,184,782)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$11,189,986

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers(Cost $7,230,563)	$6,277,349
Unaffiliated Issuers (Cost $2,930,840)	2,699,272
Repurchase Agreements (Cost $1,028,583)	1,028,583
Cash	104,651
Deferred offering cost	41,017
Receivable from investment manager	11,693
Dividends, interest and other receivables	2,014
Securities lending income receivable	334
Receivable for securities sold	6
Other assets	8,062

Total assets	10,172,981

LIABILITIES
Payable for return of collateral on securities loaned	1,028,583
Distribution fees payable – Class IB	76
Trustees’ fees payable	31
Payable for Portfolio shares redeemed	10
Accrued expenses	21,876

Total liabilities	1,050,576

NET ASSETS	$9,122,405

Net assets were comprised of:
Paid in capital	$10,335,741
Total distributable earnings (loss)	(1,213,336)

Net assets	$9,122,405

Class IB
Net asset value, offering and redemption price per share, $408,790 / 46,487 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.79

Class K
Net asset value, offering and redemption price per share, $8,713,615 / 990,000 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.80

(x)	Includes value of securities on loan of $1,004,476.

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2022* (Unaudited)

INVESTMENT INCOME
Dividends ($41,788 of dividend income received from affiliates)	$68,420
Interest	119
Securities lending (net)	1,398

Total income	69,937

EXPENSES
Offering costs	23,821
Professional fees	16,561
Printing and mailing expenses	11,066
Custodian fees	7,025
Investment management fees	5,291
Administrative fees	4,261
Distribution fees – Class IB	196
Trustees’ fees	97
Miscellaneous	86

Gross expenses	68,404
Less: Waiver from investment manager	(9,552)
Reimbursement from investment manager	(47,003)

Net expenses	11,849

NET INVESTMENT INCOME (LOSS)	58,088

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($(2,698) realized gain (loss) from affiliates)	(86,790)
Net distributions of realized gain received from underlying funds	148

Net realized gain (loss)	(86,642)

Net change in unrealized appreciation (depreciation) on investments in securities ($(953,214) of change in unrealized appreciation (depreciation) from affiliates)	(1,184,782)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,271,424)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,213,336)

*	The Portfolio commenced operations on February 15, 2022.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

February 15, 2022* to June 30, 2022 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$58,088
Net realized gain (loss)	(86,642)
Net change in unrealized appreciation (depreciation)	(1,184,782)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,213,336)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 47,830 shares ]	447,397
Capital shares repurchased [ (1,343) shares ]	(11,656)

Total Class IB transactions	435,741

Class K
Capital shares sold [ 990,000 shares ]	9,900,000

Total Class K transactions	9,900,000

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	10,335,741

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,122,405
NET ASSETS:
Beginning of period	—

End of period	$9,122,405

* Commencement of Operations.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	February 15, 2022* to June 30, 2022 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.07
Net realized and unrealized gain (loss)	(1.28)

Total from investment operations	(1.21)

Net asset value, end of period	$8.79

Total return (b)	(12.10)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$409
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)(x)	0.57	%(j)
Before waivers and reimbursements (a)(f)(x)	2.38%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.94	%(l)
Before waivers and reimbursements (a)(f)	0.13	%(l)
Portfolio turnover rate^	22	%(z)

Class K	February 15, 2022* to June 30, 2022 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.06
Net realized and unrealized gain (loss)	(1.26)

Total from investment operations	(1.20)

Net asset value, end of period	$8.80

Total return (b)	(12.00)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,714
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)(x)	0.33	%(j)
Before waivers and reimbursements (a)(f)(x)	1.63%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.63	%(l)
Before waivers and reimbursements (a)(f)	0.32	%(l)
Portfolio turnover rate^	22	%(z)
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class B and 0.85% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQUITABLE GROWTH MF/ETF PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2022
Equity	70.7%
Fixed Income	22.4
Repurchase Agreement	6.1
Investment Company	0.8

Top Holdings (as a percentage of Total Investments in Securities) As of June 30, 2022
1290 SmartBeta Equity Fund	33.0%
1290 Diversified Bond Fund	11.7
AB Small Cap Growth Portfolio	9.8
1290 GAMCO Small/Mid Cap Value Fund	9.7
iShares MSCI Global Min Vol Factor ETF	9.7
Deutsche Bank Securities, Inc.	6.1
Vanguard Total Bond Market ETF	5.4
1290 High Yield Bond Fund	5.3
iShares Core S&P U.S. Value ETF	4.8
Vanguard FTSE Emerging Markets ETF	1.9

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while the Portfolio commenced operations on February 15, 2022, the ‘Hypothetical expenses paid during the period’ reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 1/1/22†	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$871.00	$1.89
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.10	2.72
Class K
Actual	1,000.00	872.00	1.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.30	1.51

† Commenced operations on February 15, 2022.

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.54% and 0.30%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period) and multiplied by 136/365 for the actual example (to reflect the actual number of days the Portfolio was in operation in the period).

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (19.2%)
iShares Core S&P Total US Stock Market ETF	2,270	$190,181
iShares Core S&P U.S. Value ETF(x)	7,270	486,217
iShares MSCI Global Min Vol Factor ETF (x)	10,360	979,020
Vanguard FTSE Emerging Markets ETF (x)	4,620	192,423

Total Equity		1,847,841

Fixed Income (5.6%)
Vanguard Total Bond Market ETF	7,180	540,367

Total Exchange Traded Funds (24.8%) (Cost $2,571,278)		2,388,208

INVESTMENT COMPANIES:
Investment Companies (72.9%)
Equity (55.0%)
1290 GAMCO Small/Mid Cap Value Fund, Class I‡	71,391	976,629
1290 SmartBeta Equity Fund, Class I‡	237,228	3,330,688
AB Small Cap Growth Portfolio, Class Z*‡	18,744	986,285

Total Equity		5,293,602

Fixed Income (17.9%)
1290 Diversified Bond Fund, Class I‡	125,573	1,181,638
1290 High Yield Bond Fund, Class I‡	68,007	535,898

Total Fixed Income		1,717,536

Total Investment Companies (72.9%) (Cost $8,065,941)		7,011,138

SHORT-TERM INVESTMENTS:
Investment Company (0.9%)
JPMorgan Prime Money Market Fund, IM Shares	82,417	82,434

	Principal Amount	Value (Note 1)
Repurchase Agreement (6.4%)
Deutsche Bank Securities, Inc., 1.45%, dated 6/30/22, due 7/1/22, repurchase price $615,960, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $628,254. (xx)	$615,935	615,935

Total Short-Term Investments (7.3%) (Cost $698,377)		698,369

Total Investments in Securities (105.0%) (Cost $11,335,596)		10,097,715
Other Assets Less Liabilities (-5.0%)		(476,804)

Net Assets (100%)		$9,620,911

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $600,689. This was collateralized by cash of $615,935 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Portfolio which are Class Z shares.

Investments in companies which were affiliates for the period ended June 30, 2022, were as follows:

Security Description	Shares at June 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 GAMCO Small/Mid Cap Value Fund	71,391	—	1,154,540	(22,019)	(1,142)	(154,750)	976,629	—	—
1290 SmartBeta Equity Fund	237,228	—	3,875,074	(124,441)	(5,287)	(414,658)	3,330,688	—	—
AB Small Cap Growth Portfolio*	18,744	—	1,306,494	(8,284)	(885)	(311,040)	986,285	—	—
Fixed Income
1290 Diversified Bond Fund	125,573	—	1,301,339	(9,303)	(145)	(110,253)	1,181,638	13,827	—
1290 High Yield Bond Fund	68,007	—	633,277	(32,058)	(1,219)	(64,102)	535,898	11,748	—

Total		—	8,270,724	(196,105)	(8,678)	(1,054,803)	7,011,138	25,575	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$2,388,208	$—	$—	$2,388,208
Investment Companies	7,011,138	—	—	7,011,138
Short-Term Investments
Investment Company	82,434	—	—	82,434
Repurchase Agreement	—	615,935	—	615,935

Total Assets	$9,481,780	$615,935	$—	$10,097,715

Total Liabilities	$—	$—	$—	$—

Total	$9,481,780	$615,935	$—	$10,097,715

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the period ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$12,399,712
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,663,893

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,237,881)

Net unrealized depreciation	$(1,237,881)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$11,335,596

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers(Cost $8,065,941)	$7,011,138
Unaffiliated Issuers (Cost $2,653,720)	2,470,642
Repurchase Agreements (Cost $615,935)	615,935
Cash	98,895
Deferred offering cost	40,254
Receivable from investment manager	11,821
Dividends, interest and other receivables	2,550
Securities lending income receivable	146
Receivable for securities sold	40
Other assets	8,044

Total assets	10,259,465

LIABILITIES
Payable for return of collateral on securities loaned	615,935
Distribution fees payable – Class IB	59
Trustees’ fees payable	32
Payable for Portfolio shares redeemed	25
Accrued expenses	22,503

Total liabilities	638,554

NET ASSETS	$9,620,911

Net assets were comprised of:
Paid in capital	$10,924,127
Total distributable earnings (loss)	(1,303,216)

Net assets	$9,620,911

Class IB
Net asset value, offering and redemption price per share, $989,219 / 113,561 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.71

Class K
Net asset value, offering and redemption price per share, $8,631,692 / 990,000 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.72

(x)	Includes value of securities on loan of $600,689.

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2022*

(Unaudited)

INVESTMENT INCOME
Dividends ($25,575 of dividend income received from affiliates)	$43,368
Interest	110
Securities lending (net)	573

Total income	44,051

EXPENSES
Offering costs	23,373
Professional fees	16,559
Printing and mailing expenses	11,057
Custodian fees	7,026
Investment management fees	5,264
Administrative fees	4,238
Distribution fees – Class IB	160
Trustees’ fees	97
Miscellaneous	85

Gross expenses	67,859
Less: Waiver from investment manager	(9,502)
Reimbursement from investment manager	(47,572)

Net expenses	10,785

NET INVESTMENT INCOME (LOSS)	33,266

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($(8,678) realized gain (loss) from affiliates)	(98,601)
Net change in unrealized appreciation (depreciation) on investments in securities ($(1,054,803) of change in unrealized appreciation (depreciation) from affiliates)	(1,237,881)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,336,482)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,303,216)

*	The Portfolio commenced operations on February 15, 2022.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

February 15, 2022* to June 30, 2022 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$33,266
Net realized gain (loss)	(98,601)
Net change in unrealized appreciation (depreciation)	(1,237,881)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,303,216)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 113,597 shares ]	1,024,450
Capital shares repurchased [ (36) shares ]	(323)

Total Class IB transactions	1,024,127

Class K
Capital shares sold [ 990,000 shares ]	9,900,000

Total Class K transactions	9,900,000

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	10,924,127

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,620,911
NET ASSETS:
Beginning of period	—

End of period	$9,620,911

* Commencement of Operations.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	February 15, 2022* to June 30, 2022 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04
Net realized and unrealized gain (loss)	(1.33)

Total from investment operations	(1.29)

Net asset value, end of period	$8.71

Total return (b)	(12.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$989
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.54	%(j)
Before waivers and reimbursements (a)(f)	2.06%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.08	%(l)
Before waivers and reimbursements (a)(f)	(0.44	)%(l)
Portfolio turnover rate^	21	%(z)
Class K	February 15, 2022* to June 30, 2022 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03
Net realized and unrealized gain (loss)	(1.31)

Total from investment operations	(1.28)

Net asset value, end of period	$8.72

Total return (b)	(12.80)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,632
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.30	%(j)
Before waivers and reimbursements (a)(f)	1.64%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.94	%(l)
Before waivers and reimbursements (a)(f)	(0.40	)%(l)
Portfolio turnover rate^	21	%(z)
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.15% for Class B and 0.90% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2022
Equity	83.2%
Repurchase Agreement	16.8

Top 10 Holdings (as a percentage of Total Investments in Securities) As of June 30, 2022
iShares MSCI Global Min Vol Factor ETF	23.3%
Deutsche Bank Securities, Inc.	16.8
iShares MSCI EAFE Min Vol Factor ETF	10.7
Invesco S&P International Developed Low Volatility ETF	10.6
Invesco S&P MidCap Low Volatility ETF	5.6
Invesco S&P Emerging Markets Low Volatility ETF	5.0
iShares MSCI Emerging Markets Min Vol Factor ETF	5.0
Invesco S&P 500 Low Volatility ETF	4.4
Invesco S&P 500 High Dividend Low Volatility ETF	4.4
SPDR SSGA US Large Cap Low Volatility Index ETF	4.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$887.90	$3.18
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.43	3.40
Class K†
Actual	1,000.00	988.40	0.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.72	2.10

† Class K ceased operations after the close of business on January 11, 2022.

* Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratio of 0.68% and 0.42%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 for Class IB and the hypothetical example for all classes (to reflect the one-half year period) and multiplied by 11/181 for Class K (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (99.9%)
Invesco S&P 500 High Dividend Low Volatility ETF	5,230	$230,852
Invesco S&P 500 Low Volatility ETF	3,770	233,740
Invesco S&P Emerging Markets Low Volatility ETF (x)	11,350	264,001
Invesco S&P International Developed Low Volatility ETF (x)	20,220	558,274
Invesco S&P MidCap Low Volatility ETF (x)	5,700	292,923
Invesco S&P SmallCap Low Volatility ETF (x)	3,200	142,496
iShares MSCI EAFE Min Vol Factor ETF (x)	8,940	565,991
iShares MSCI Emerging Markets Min Vol Factor ETF (x)	4,760	263,847
iShares MSCI Global Min Vol Factor ETF	12,970	1,225,665
iShares MSCI USA Min Vol Factor ETF	3,270	229,587
SPDR SSGA US Large Cap Low Volatility Index ETF (x)	1,760	230,472
SPDR SSGA US Small Cap Low Volatility Index ETF (x)	1,400	146,008

Total Exchange Traded Funds (99.9%) (Cost $3,426,065)		4,383,856

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (20.2%)
Deutsche Bank Securities, Inc., 1.45%, dated 6/30/22, due 7/1/22, repurchase price $887,650, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $905,366. (xx)	$887,614	887,614

Total Short-Term Investment (20.2%) (Cost $887,614)		887,614

Total Investments in Securities (120.1%) (Cost $4,313,679)		5,271,470
Other Assets Less Liabilities (-20.1%)		(882,179)

Net Assets (100%)		$4,389,291

(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $868,267. This was collateralized by cash of $887,614 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$4,383,856	$—	$—	$4,383,856
Short-Term Investment
Repurchase Agreement	—	887,614	—	887,614

Total Assets	$4,383,856	$887,614	$—	$5,271,470

Total Liabilities	$—	$—	$—	$—

Total	$4,383,856	$887,614	$—	$5,271,470

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$637,275
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$12,742,275

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$962,130
Aggregate gross unrealized depreciation	(11,309)

Net unrealized appreciation	$950,821

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,320,649

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $3,426,065)	$4,383,856
Repurchase Agreements (Cost $887,614)	887,614
Cash	69,507
Receivable from investment manager	4,049
Receivable for Portfolio shares sold	3,289
Securities lending income receivable	2,022
Other assets	27

Total assets	5,350,364

LIABILITIES
Payable for return of collateral on securities loaned	887,614
Payable for securities purchased	34,047
Accrued professional fees	29,897
Distribution fees payable – Class IB	904
Payable for Portfolio shares redeemed	110
Accrued expenses	8,501

Total liabilities	961,073

NET ASSETS	$4,389,291

Net assets were comprised of:
Paid in capital	$714,869
Total distributable earnings (loss)	3,674,422

Net assets	$4,389,291

Class IB
Net asset value, offering and redemption price per share, $4,389,291 / 357,358 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.28

(x)	Includes value of securities on loan of $868,267.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends	$58,499
Interest	45
Securities lending (net)	13,389

Total income	71,933

EXPENSES
Professional fees	19,513
Investment management fees	12,398
Printing and mailing expenses	8,316
Distribution fees – Class IB	5,538
Custodian fees	4,694
Administrative fees	2,267
Trustees’ fees	115
Miscellaneous	92

Gross expenses	52,933
Less: Waiver from investment manager	(14,665)
Reimbursement from investment manager	(22,133)

Net expenses	16,135

NET INVESTMENT INCOME (LOSS)	55,798

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	2,667,803
Net change in unrealized appreciation (depreciation) on investments in securities	(3,352,369)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(684,566)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(628,768)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$55,798	$344,417
Net realized gain (loss)	2,667,803	32,773
Net change in unrealized appreciation (depreciation)	(3,352,369)	1,971,733

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(628,768)	2,348,923

Distributions to shareholders:
Class IB	—	(91,592)
Class K	—	(287,150)

Total distributions to shareholders	—	(378,742)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 72,013 and 84,175 shares, respectively ]	943,857	1,119,589
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,746 shares, respectively ]	—	91,592
Capital shares repurchased [ (42,286) and (57,039) shares, respectively ]	(549,201)	(754,168)

Total Class IB transactions	394,656	457,013

Class K (b)
Capital shares sold [ 16 and 16,959 shares, respectively ]	221	223,976
Capital shares issued in reinvestment of dividends and distributions [ 0 and 21,144 shares, respectively ]	—	287,150
Capital shares repurchased [ (923,724) and (69,832) shares, respectively ]	(12,693,944)	(916,417)

Total Class K transactions	(12,693,723)	(405,291)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(12,299,067)	51,722

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,927,835)	2,021,903
NET ASSETS:
Beginning of period	17,317,126	15,295,223

End of period	$4,389,291	$17,317,126

(b) After the close of business on January 11, 2022, operations for Class K ceased and shares of seed capital were fully redeemed.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021		2020		2019		2018		2017
Net asset value, beginning of period	$13.83		$12.24		$12.79		$10.97		$11.76		$10.21

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.17		0.26		0.23		0.36		0.32		0.22
Net realized and unrealized gain (loss)	(1.72)		1.61		(0.41)		1.83		(0.72)		1.66

Total from investment operations	(1.55)		1.87		(0.18)		2.19		(0.40)		1.88

Less distributions:
Dividends from net investment income	—		(0.26)		(0.27)		(0.33)		(0.29)		(0.30)
Distributions from net realized gains	—		(0.02)		(0.05)		(0.04)		(0.10)		(0.03)
Return of capital	—		—		(0.05)		—		—		—

Total dividends and distributions	—		(0.28)		(0.37)		(0.37)		(0.39)		(0.33)

Net asset value, end of period	$12.28		$13.83		$12.24		$12.79		$10.97		$11.76

Total return (b)	(11.21)%		15.38%		(1.33)%		19.98%		(3.58)%		18.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,389		$4,533		$3,597		$3,733		$3,268		$2,520
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.68	%(j)	0.68	%(j)	0.69	%(g)(k)	0.68	%(j)	0.68	%(j)	0.76	%(m)
Before waivers and reimbursements (a)(f)	2.26%		1.33%		1.56%		1.59%		1.77%		1.65%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.55%		1.98%		1.98%		2.95%		2.72%		1.98%
Before waivers and reimbursements (a)(f)(x)	0.97%		1.33%		1.11%		2.05%		1.64%		1.09%
Portfolio turnover rate^	10	%(z)	3%		15%		9%		2%		34%

	January 1, 2022 to January 11, 2022‡		Year Ended December 31,
Class K			2021		2020		2019		2018		2017
Net asset value, beginning of period	$13.84		$12.24		$12.79		$10.97		$11.76		$10.21

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.29		0.27		0.41		0.33		0.29
Net realized and unrealized gain (loss)	(0.16)		1.62		(0.42)		1.81		(0.70)		1.62

Total from investment operations	(0.16)		1.91		(0.15)		2.22		(0.37)		1.91

Less distributions:
Dividends from net investment income	—		(0.29)		(0.28)		(0.36)		(0.32)		(0.33)
Distributions from net realized gains	—		(0.02)		(0.05)		(0.04)		(0.10)		(0.03)
Return of capital	—		—		(0.07)		—		—		—

Total dividends and distributions	—		(0.31)		(0.40)		(0.40)		(0.42)		(0.36)

Net asset value, end of period	$13.68		$13.84		$12.24		$12.79		$10.97		$11.76

Total return (b)	(1.16)%		15.72%		(1.10)%		20.26%		(3.34)%		18.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$–		$12,784		$11,699		$9,534		$7,235		$6,904
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.42	%(j)	0.43	%(j)	0.44	%(g)(k)	0.43	%(j)	0.43	%(j)	0.49	%(m)
Before waivers and reimbursements (a)(f)	1.08%		1.07%		1.32%		1.35%		1.48%		1.43%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.27)%		2.17%		2.33%		3.31%		2.78%		2.59%
Before waivers and reimbursements (a)(f)(x)	(0.94)%		1.53%		1.45%		2.40%		1.73%		1.65%
Portfolio turnover rate^	10	%(z)	3%		15%		9%		2%		34%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
#	Per share amount is less than $0.005.
‡	After the close of business on January 11, 2022 operations for Class K ceased and shares were fully redeemed. The shares are no longer operational, but are still registered.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Tax expense of 0.01%.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.90% for Class IB and 0.65% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.91% for Class IB and 0.66% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.92% for Class IB and 0.65% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Exchange Traded Funds	86.7%
Investment Companies	21.8
Repurchase Agreement	7.4
Cash and Other	(15.9)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$820.90	$4.70
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.63	5.21

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.04%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (48.8%)
iShares Core MSCI EAFE ETF	193,840	$11,407,484
iShares Core S&P 500 ETF	17,100	6,483,465
iShares Core S&P Mid-Cap ETF	16,750	3,789,352
iShares Core S&P Small-Cap ETF	8,250	762,383
iShares MSCI EAFE ETF (x)	43,960	2,747,060
iShares Russell 2000 ETF (x)	4,480	758,733
Vanguard Large-Cap ETF (x)	21,460	3,698,631
Vanguard S&P 500 ETF	19,770	6,857,818

Total Equity		36,504,926

Fixed Income (37.9%)
Vanguard Intermediate-Term Corporate Bond ETF (x)	353,750	28,307,075

Total Exchange Traded Funds (86.7%) (Cost $69,148,849)		64,812,001

SHORT-TERM INVESTMENTS:
Investment Companies (21.8%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	5,000,000	5,000,000
JPMorgan Prime Money Market Fund, IM Shares	11,271,335	11,273,589

Total Investment Companies		16,273,589

	Principal Amount	Value (Note 1)
Repurchase Agreement (7.4%)
Deutsche Bank Securities, Inc., 1.45%, dated 6/30/22, due 7/1/22, repurchase price $5,541,599, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $5,652,203. (xx)	$5,541,375	5,541,375

Total Short-Term Investments (29.2%) (Cost $21,814,492)		21,814,964

Total Investments in Securities (115.9%) (Cost $90,963,341)		86,626,965
Other Assets Less Liabilities (-15.9%)		(11,879,666)

Net Assets (100%)		$74,747,299

(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $11,252,995. This was collateralized by $936,463 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.750%, maturing 10/31/22 – 11/15/51 and by cash of $10,541,375 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$64,812,001	$—	$—	$64,812,001
Short-Term Investments
Investment Companies	16,273,589	—	—	16,273,589
Repurchase Agreement	—	5,541,375	—	5,541,375

Total Assets	$81,085,590	$5,541,375	$—	$86,626,965

Total Liabilities	$—	$—	$—	$—

Total	$81,085,590	$5,541,375	$—	$86,626,965

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
six months
Long-term investments other than U.S. government debt securities	$21,205,506
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$20,528,487

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,402,422
Aggregate gross unrealized depreciation	(6,016,108)

Net unrealized depreciation	$(4,613,686)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$91,240,651

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $85,421,966)	$81,085,590
Repurchase Agreements (Cost $5,541,375)	5,541,375
Cash	150,000
Receivable for Portfolio shares sold	58,102
Dividends, interest and other receivables	36,360
Securities lending income receivable	4,526
Other assets	1,849

Total assets	86,877,802

LIABILITIES
Payable for return of collateral on securities loaned	10,541,375
Payable for securities purchased	1,496,329
Investment management fees payable	35,610
Distribution fees payable – Class IB	15,597
Administrative fees payable	7,654
Payable for Portfolio shares redeemed	189
Trustees’ fees payable	70
Accrued expenses	33,679

Total liabilities	12,130,503

NET ASSETS	$74,747,299

Net assets were comprised of:
Paid in capital	$78,781,297
Total distributable earnings (loss)	(4,033,998)

Net assets	$74,747,299

Class IB
Net asset value, offering and redemption price per share, $74,747,299 / 6,941,552 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.77

(x)	Includes value of securities on loan of $11,252,995.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends	$813,909
Interest	136
Securities lending (net)	26,955

Total income	841,000

EXPENSES
Investment management fees	271,131
Distribution fees – Class IB	96,832
Administrative fees	46,440
Professional fees	20,415
Printing and mailing expenses	9,395
Custodian fees	2,925
Trustees’ fees	1,172
Miscellaneous	556

Gross expenses	448,866
Less: Waiver from investment manager	(46,134)

Net expenses	402,732

NET INVESTMENT INCOME (LOSS)	438,268

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	212,816
Net distributions of realized gain received from underlying funds	581

Net realized gain (loss)	213,397

Net change in unrealized appreciation (depreciation) on investments in securities	(16,025,790)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(15,812,393)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(15,374,125)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$438,268	$684,854
Net realized gain (loss)	213,397	297,543
Net change in unrealized appreciation (depreciation)	(16,025,790)	6,093,518

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(15,374,125)	7,075,915

Distributions to shareholders:
Class IB	—	(580,448)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 977,164 and 2,461,162 shares, respectively ]	11,675,485	31,007,575
Capital shares issued in reinvestment of dividends and distributions [ 0 and 44,712 shares, respectively ]	—	580,448
Capital shares repurchased [ (155,791) and (165,884) shares, respectively ]	(1,853,658)	(2,109,393)

Total Class IB transactions	9,821,827	29,478,630

Class K (b)
Capital shares repurchased [ 0 and (329,418) shares, respectively ]	—	(3,964,189)

Total Class K transactions	—	(3,964,189)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	9,821,827	25,514,441

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,552,298)	32,009,908
NET ASSETS:
Beginning of period	80,299,597	48,289,689

End of period	$74,747,299	$80,299,597

(b) After the close of business on March 22, 2021, operations for Class K ceased and shares of seed capital were fully redeemed.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,				February 1, 2019* to December 31, 2019
Class IB			2021		2020
Net asset value, beginning of period	$13.12		$11.75		$11.16		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.07		0.14		0.12		0.25
Net realized and unrealized gain (loss)	(2.42)		1.33		0.58		1.14

Total from investment operations	(2.35)		1.47		0.70		1.39

Less distributions:
Dividends from net investment income	—		(0.10)		(0.11)		(0.13)
Distributions from net realized gains	—		—		—	#	(0.10)

Total dividends and distributions	—		(0.10)		(0.11)		(0.23)

Net asset value, end of period	$10.77		$13.12		$11.75		$11.16

Total return (b)	(17.91)%		12.51%		6.33%		13.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$74,747		$80,300		$44,418		$19,469
Ratio of expenses to average net assets:
After waivers (a)(f)	1.04	%(j)	1.04	%(j)	1.03	%(j)	1.04	%(j)
Before waivers (a)(f)	1.16%		1.18%		1.28%		1.84%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	1.13%		1.12%		1.15%		2.48	%(l)
Before waivers (a)(f)(x)	1.01%		0.98%		0.90%		1.65	%(l)
Portfolio turnover rate^	27	%(z)	7%		69%		50	%(z)

Class K	January 1, 2021 to March 22, 2021‡		Year Ended December 31, 2020		February 1, 2019* to December 31, 2019
Net asset value, beginning of period	$11.75		$11.17		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.13		0.23
Net realized and unrealized gain (loss)	0.29		0.59		1.19

Total from investment operations	0.28		0.72		1.42

Less distributions:
Dividends from net investment income	—		(0.14)		(0.15)
Distributions from net realized gains	—		—	#	(0.10)

Total dividends and distributions	—		(0.14)		(0.25)

Net asset value, end of period	$12.03		$11.75		$11.17

Total return (b)	2.38%		6.48%		14.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$3,872		$5,594
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80	%(j)	0.78	%(j)	0.77	%(j)
Before waivers (a)(f)	0.96%		1.04%		1.76%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.21)%		1.17%		2.39	%(l)
Before waivers (a)(f)(x)	(0.37)%		0.91%		1.38	%(l)
Portfolio turnover rate^	7%		69%		50	%(z)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
‡	After the close of business on March 22, 2021 operations for Class K ceased and shares were fully redeemed. The shares are no longer operational, but are still registered.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB and 0.85% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2022
Alternatives	29.1%
Fixed Income	21.8
Repurchase Agreements	19.1
Commodity	13.3
Equity	13.3
Investment Company	3.4

Top 10 Holdings (as a percentage of Total Investments in Securities) As of June 30, 2022
Deutsche Bank Securities, Inc.	17.9%
Vanguard Short-Term Inflation-Protected Securities ETF	12.6
WisdomTree Managed Futures Strategy Fund	12.0
IQ Merger Arbitrage ETF	11.1
iShares Convertible Bond ETF	9.2
ProShares Long Online/Short Stores ETF	6.0
iShares Core US REIT ETF	5.4
Vanguard Global ex-U.S. Real Estate ETF	5.3
Invesco DB Precious Metals Fund	3.5
BlackRock Liquidity FedFund, Institutional Shares	3.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$913.80	$5.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class K
Actual	1,000.00	914.80	4.04
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.10% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Alternatives (37.2%)
IQ Merger Arbitrage ETF (x)*	31,060	$961,618
ProShares Long Online/Short Stores ETF*	14,470	518,572
ProShares RAFI Long/Short, Escrow Shares (r)*	8,820	—
WisdomTree Managed Futures Strategy Fund (x)	29,850	1,048,034

Total Alternatives		2,528,224

Commodity (17.1%)
Invesco DB Agriculture Fund*	13,570	276,557
Invesco DB Energy Fund*	11,250	294,412
Invesco DB Gold Fund*	5,530	282,889
Invesco DB Precious Metals Fund*	6,520	304,810

Total Commodity		1,158,668

Equity (17.0%)
iShares Core US REIT ETF	8,750	467,250
JPMorgan Equity Premium Income ETF (x)	4,170	231,227
Vanguard Global ex-U.S. Real Estate ETF	10,390	459,965

Total Equity		1,158,442

Fixed Income (27.9%)
iShares Convertible Bond ETF (x)	11,580	803,189
Vanguard Short-Term Inflation-Protected Securities ETF (x)	21,870	1,096,123

Total Fixed Income		1,899,312

Total Exchange Traded Funds (99.2%) (Cost $7,606,311)	6,744,646

SHORT-TERM INVESTMENTS:
Investment Company (4.4%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	300,000	300,000

Repurchase Agreements (24.4%)
Deutsche Bank Securities, Inc., 1.45%, dated 6/30/22, due 7/1/22, repurchase price $1,559,792, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $1,590,924. (xx)	1,559,729	1,559,729
TD Prime Services LLC, 1.65%, dated 6/30/22, due 7/1/22, repurchase price $100,005, collateralized by various Common Stocks; total market value $110,777. (xx)	100,000	100,000

Total Repurchase Agreements		1,659,729

Total Short-Term Investments (28.8%) (Cost $1,959,729)		1,959,729

Total Investments in Securities (128.0%) (Cost $9,566,040)		8,704,375
Other Assets Less Liabilities (-28.0%)		(1,904,274)

Net Assets (100%)		$6,800,101

*	Non-income producing.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $1,910,064. This was collateralized by $3,185 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.750%, maturing 6/15/23 – 5/15/50 and by cash of $1,959,729 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Investments in companies which were affiliates for the six months ended June 30, 2022, were as follows:

Security Description	Shares at June 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Alternatives
ProShares RAFI Long/Short	—	222,606	53,685	(292,701)	(30,768)	47,178	—	409	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)			Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$6,744,646	$—	$	—(a	)	$6,744,646
Short-Term Investments
Investment Company	300,000	—		—		300,000
Repurchase Agreements	—	1,659,729		—		1,659,729

Total Assets	$7,044,646	$1,659,729		$—		$8,704,375

Total Liabilities	$—	$—		$—		$—

Total	$7,044,646	$1,659,729		$—		$8,704,375

(a)	Value is zero.

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,641,082
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,627,002

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$227,685
Aggregate gross unrealized depreciation	(1,151,032)

Net unrealized depreciation	$(923,347)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$9,627,722

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $7,906,311)	$7,044,646
Repurchase Agreements (Cost $1,659,729)	1,659,729
Cash	67,575
Receivable for Portfolio shares sold	20,498
Securities lending income receivable	1,029
Receivable from investment manager	285
Dividends, interest and other receivables	89
Other assets	86

Total assets	8,793,937

LIABILITIES
Payable for return of collateral on securities loaned	1,959,729
Distribution fees payable – Class IB	352
Payable for Portfolio shares redeemed	36
Accrued expenses	33,719

Total liabilities	1,993,836

NET ASSETS	$6,800,101

Net assets were comprised of:
Paid in capital	$7,444,236
Total distributable earnings (loss)	(644,135)

Net assets	$6,800,101

Class IB
Net asset value, offering and redemption price per share, $1,712,225 / 187,737 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.12

Class K
Net asset value, offering and redemption price per share, $5,087,876 / 557,006 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.13

(x)	Includes value of securities on loan of $1,910,064.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends ($409 of dividend income received from affiliates)	$20,428
Interest	72
Securities lending (net)	5,198

Total income	25,698

EXPENSES
Professional fees	19,535
Investment management fees	18,127
Printing and mailing expenses	8,341
Administrative fees	3,318
Distribution fees – Class IB	2,383
Custodian fees	1,860
Trustees’ fees	111
Miscellaneous	87

Gross expenses	53,762
Less: Waiver from investment manager	(20,576)

Net expenses	33,186

NET INVESTMENT INCOME (LOSS)	(7,488)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($(30,768) realized gain (loss) from affiliates)	46,004
Net change in unrealized appreciation (depreciation) on investments in securities ($47,178 of change in unrealized appreciation (depreciation) from affiliates)	(653,375)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(607,371)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(614,859)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(7,488)	$214,727
Net realized gain (loss)	46,004	660,647
Net change in unrealized appreciation (depreciation)	(653,375)	(679,111)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(614,859)	196,263

Distributions to shareholders:
Class IB	—	(128,742)
Class K	—	(415,992)

Total distributions to shareholders	—	(544,734)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 86,401 and 70,049 shares, respectively ]	829,178	764,119
Capital shares issued in reinvestment of dividends and distributions [ 0 and 13,051 shares, respectively ]	—	128,742
Capital shares repurchased [ (79,018) and (10,983) shares, respectively ]	(771,292)	(118,032)

Total Class IB transactions	57,886	774,829

Class K
Capital shares issued in reinvestment of dividends and distributions [ 0 and 42,164 shares, respectively ]	—	415,992

Total Class K transactions	—	415,992

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	57,886	1,190,821

TOTAL INCREASE (DECREASE) IN NET ASSETS	(556,973)	842,350
NET ASSETS:
Beginning of period	7,357,074	6,514,724

End of period	$6,800,101	$7,357,074

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,								November 13, 2017* to December 31, 2017
Class IB			2021		2020		2019		2018
Net asset value, beginning of period	$9.98		$10.45		$10.06		$9.53		$10.05		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.35		0.05		0.25		0.19		0.04
Net realized and unrealized gain (loss)	(0.84)		(0.03)		0.40		0.48		(0.60)		0.05

Total from investment operations	(0.86)		0.32		0.45		0.73		(0.41)		0.09

Less distributions:
Dividends from net investment income	—		(0.30)		(0.06)		(0.20)		(0.10)		(0.04)
Distributions from net realized gains	—		(0.49)		—		—		(0.01)		—
Return of capital	—		—		—	#	—		—		—

Total dividends and distributions	—		(0.79)		(0.06)		(0.20)		(0.11)		(0.04)

Net asset value, end of period	$9.12		$9.98		$10.45		$10.06		$9.53		$10.05

Total return (b)	(8.62)%		3.09%		4.54%		7.72%		(4.06)%		0.85%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,712		$1,799		$1,132		$625		$111		$101
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.10%		1.14	%(j)	1.06	%(k)	1.04	%(g)(m)	1.04	%(k)	1.07	%(g)(n)
Before waivers and reimbursements (a)(f)	1.67%		2.08%		2.44%		2.88%		3.53%		4.19%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.37)%		3.22%		0.49%		2.50%		1.90%		3.34	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.94)%		2.28%		(0.89)%		0.66%		(0.58)%		0.23	%(l)
Portfolio turnover rate^	22	%(z)	61%		16%		4%		5%		0	%(z)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,								November 13, 2017* to December 31, 2017
Class K			2021		2020		2019		2018
Net asset value, beginning of period	$9.98		$10.46		$10.06		$9.53		$10.05		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.32		0.06		0.16		0.20		0.05
Net realized and unrealized gain (loss)	(0.84)		0.01		0.43		0.60		(0.58)		0.04

Total from investment operations	(0.85)		0.33		0.49		0.76		(0.38)		0.09

Less distributions:
Dividends from net investment income	—		(0.32)		(0.07)		(0.23)		(0.13)		(0.04)
Distributions from net realized gains	—		(0.49)		—		—		(0.01)		—
Return of capital	—		—		(0.02)		—		—		—

Total dividends and distributions	—		(0.81)		(0.09)		(0.23)		(0.14)		(0.04)

Net asset value, end of period	$9.13		$9.98		$10.46		$10.06		$9.53		$10.05

Total return (b)	(8.52)%		3.22%		4.88%		7.99%		(3.82)%		0.88%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,088		$5,558		$5,383		$5,134		$4,755		$4,942
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.85%		0.89	%(j)	0.81	%(k)	0.80	%(g)(m)	0.79	%(k)	0.82	%(g)(n)
Before waivers and reimbursements (a)(f)	1.42%		1.76%		2.11%		2.22%		3.20%		3.94%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.15)%		2.98%		0.60%		1.60%		1.99%		3.59	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.72)%		2.11%		(0.70)%		0.17%		(0.42)%		0.48	%(l)
Portfolio turnover rate^	22	%(z)	61%		16%		4%		5%		0	%(z)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Tax Expense of 0.02% and 0.05% for the periods ended December 31, 2019 and 2017, respectively.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.50% for Class IB and 1.25% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.65% for Class IB and 1.40% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.67% for Class IB and 1.42% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.70% for Class IB and 1.45% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT CONVERTIBLE SECURITIES PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Information Technology	33.0%
Communication Services	14.3
Consumer Discretionary	14.3
Health Care	12.3
Repurchase Agreements	7.9
Utilities	7.7
Financials	6.8
Industrials	6.0
Investment Companies	1.9
Real Estate	1.8
Energy	1.7
Materials	1.1
Consumer Staples	0.7
Cash and Other	(9.5)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$780.00	$3.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51
Class K
Actual	1,000.00	781.30	2.87
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.57	3.26

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.90% and 0.65%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCKS:
Communication Services (1.2%)
Media (0.2%)
Paramount Global 5.750% (x)	1,295	$51,127

Wireless Telecommunication Services (1.0%)
2020 Cash Mandatory Exchangeable Trust 5.250%*§	320	366,912

Total Communication Services		418,039

Consumer Discretionary (0.5%)
Auto Components (0.5%)
Aptiv plc 5.500%	1,590	167,570

Total Consumer Discretionary		167,570

Financials (4.9%)
Banks (3.8%)
Bank of America Corp. 7.250%	470	566,115
Wells Fargo & Co. 7.500%	645	784,004

		1,350,119

Capital Markets (0.8%)
AMG Capital Trust II 5.150%	1,115	55,750
KKR & Co., Inc. 6.000%	3,705	216,631

		272,381

Diversified Financial Services (0.3%)
2020 Mandatory Exchangeable Trust 6.500% (x)§	135	114,309

Total Financials		1,736,809

Health Care (2.2%)
Health Care Equipment & Supplies (1.1%)
Becton Dickinson and Co. 6.000%	5,000	247,300
Boston Scientific Corp. 5.500%	1,275	129,336

		376,636

Life Sciences Tools & Services (0.9%)
Danaher Corp. 5.000% (x)	240	317,570

Pharmaceuticals (0.2%)
Elanco Animal Health, Inc. 5.000%	2,140	68,566

Total Health Care		762,772

Industrials (1.4%)
Commercial Services & Supplies (0.3%)
GFL Environmental, Inc. 6.000% (x)	1,810	107,532

Construction & Engineering (0.2%)
Fluor Corp. 6.500%	75	88,448

Machinery (0.5%)
RBC Bearings, Inc. 5.000%	900	85,770
Stanley Black & Decker, Inc. 5.250%	1,400	94,346

		180,116

Professional Services (0.4%)
Clarivate plc 5.250%	2,200	125,871

Total Industrials		501,967

Information Technology (2.6%)
Electronic Equipment, Instruments & Components (0.2%)
II-VI, Inc. 6.000% (x)	295	63,463

Semiconductors & Semiconductor Equipment (2.4%)
Broadcom, Inc. 8.000% (x)	580	871,827

Total Information Technology		935,290

Materials (0.5%)
Metals & Mining (0.5%)
ArcelorMittal SA 5.500%	3,520	190,326

Total Materials		190,326

Utilities (6.3%)
Electric Utilities (4.6%)
American Electric Power Co., Inc. 6.125% (x)	3,180	171,720
NextEra Energy, Inc. 4.872% (x)	18,025	931,470
PG&E Corp. 5.500%	2,225	212,710
Southern Co. (The) 6.750%	5,695	301,721

		1,617,621

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp. (The) 6.875% (x)	1,425	123,020

Multi-Utilities (1.4%)
Algonquin Power & Utilities Corp. 7.750%	3,945	172,633
DTE Energy Co. 6.250%	3,395	174,571
NiSource, Inc. 7.750% (x)	1,175	133,621

		480,825

Total Utilities		2,221,466

Total Convertible Preferred Stocks (19.6%) (Cost $7,979,071)		6,934,239

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (80.1%)
Communication Services (13.1%)
Diversified Telecommunication Services (0.3%)
Bandwidth, Inc. 0.250%, 3/1/26	$90,000	$61,920
Liberty Latin America Ltd. 2.000%, 7/15/24	65,000	56,265

		118,185

Entertainment (4.3%)
Bilibili, Inc. 1.375%, 4/1/26	60,000	76,890
0.500%, 12/1/26§	233,000	163,915
1.250%, 6/15/27	145,000	151,018
Cinemark Holdings, Inc. 4.500%, 8/15/25	80,000	103,000
iQIYI, Inc. 2.000%, 4/1/25	195,000	156,975
4.000%, 12/15/26	120,000	79,740
Liberty Media Corp.-Liberty Formula One 1.000%, 1/30/23	65,000	112,060
Live Nation Entertainment, Inc. 2.500%, 3/15/23	70,000	90,342
2.000%, 2/15/25	60,000	62,400
Sea Ltd. 2.375%, 12/1/25 (x)	185,000	204,610
0.250%, 9/15/26	420,000	306,600

		1,507,550

Interactive Media & Services (3.8%)
fuboTV, Inc. 3.250%, 2/15/26	45,000	13,815
Hello Group, Inc. 1.250%, 7/1/25	125,000	113,756
JOYY, Inc. 0.750%, 6/15/25	70,000	62,475
1.375%, 6/15/26	90,000	74,565
Snap, Inc. 0.250%, 5/1/25	55,000	53,955
0.750%, 8/1/26 (x)	110,000	104,280
(Zero Coupon), 5/1/27	175,000	121,187
0.125%, 3/1/28 (x)§	225,000	156,488
Twitter, Inc. 0.250%, 6/15/24	150,000	147,163
(Zero Coupon), 3/15/26	275,000	243,392
Weibo Corp. 1.250%, 11/15/22	170,000	166,812
Ziff Davis, Inc. 1.750%, 11/1/26§	90,000	86,715

		1,344,603

Media (4.7%)
Cable One, Inc.
(Zero Coupon), 3/15/26	65,000	53,560
DISH Network Corp. 2.375%, 3/15/24	130,000	114,400
(Zero Coupon), 12/15/25	330,000	231,033
3.375%, 8/15/26	470,000	317,485
Liberty Broadband Corp. 1.250%, 9/30/50§	125,000	116,750
2.750%, 9/30/50 (x)§	115,000	109,386
Liberty Interactive LLC 4.000%, 11/15/29	50,000	22,000
3.750%, 2/15/30	60,000	26,400
1.750%, 9/30/46§	35,000	49,296
Liberty Media Corp. 1.375%, 10/15/23	175,000	204,838
2.125%, 3/31/48§	40,000	38,440
2.750%, 12/1/49§	150,000	139,500
0.500%, 12/1/50§	140,000	156,660
Magnite, Inc. 0.250%, 3/15/26	55,000	39,875
TechTarget, Inc.
(Zero Coupon), 12/15/26§	72,000	57,417

		1,677,040

Total Communication Services		4,647,378

Consumer Discretionary (13.8%)
Auto Components (0.4%)
LCI Industries 1.125%, 5/15/26	100,000	90,650
Luminar Technologies, Inc. 1.250%, 12/15/26§	100,000	56,400

		147,050

Automobiles (2.7%)
Fisker, Inc. 2.500%, 9/15/26§	100,000	59,500
Ford Motor Co.
(Zero Coupon), 3/15/26	370,000	337,440
Li Auto, Inc. 0.250%, 5/1/28	155,000	230,912
Lucid Group, Inc. 1.250%, 12/15/26§	300,000	175,890
NIO, Inc.
(Zero Coupon), 2/1/26	95,000	79,753
0.500%, 2/1/27	100,000	74,950

		958,445

Diversified Consumer Services (0.9%)
2U, Inc. 2.250%, 5/1/25	60,000	50,850
Chegg, Inc. 0.125%, 3/15/25	95,000	80,322
(Zero Coupon), 9/1/26	180,000	132,930
Stride, Inc. 1.125%, 9/1/27	60,000	59,250

		323,352

Hotels, Restaurants & Leisure (4.6%)
Airbnb, Inc.
(Zero Coupon), 3/15/26	315,000	261,765
Booking Holdings, Inc. 0.750%, 5/1/25	145,000	173,826
Carnival Corp. 5.750%, 4/1/23	100,000	111,450
DraftKings Holdings, Inc.
(Zero Coupon), 3/15/28	175,000	107,275
Expedia Group, Inc.
(Zero Coupon), 2/15/26	175,000	157,938
Huazhu Group Ltd. 0.375%, 11/1/22	55,000	55,914
3.000%, 5/1/26	100,000	116,500

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Marriott Vacations Worldwide Corp.
(Zero Coupon), 1/15/26	$75,000	$68,063
NCL Corp. Ltd. 5.375%, 8/1/25	100,000	96,130
1.125%, 2/15/27§	132,000	85,470
2.500%, 2/15/27§	71,000	48,812
Royal Caribbean Cruises Ltd. 4.250%, 6/15/23	200,000	191,000
2.875%, 11/15/23	80,000	72,350
Vail Resorts, Inc.
(Zero Coupon), 1/1/26	80,000	69,600

		1,616,093

Internet & Direct Marketing Retail (3.9%)
Etsy, Inc. 0.125%, 10/1/26	85,000	96,050
0.125%, 9/1/27 (x)	110,000	85,085
0.250%, 6/15/28	175,000	128,188
Farfetch Ltd. 3.750%, 5/1/27	55,000	48,758
Fiverr International Ltd.
(Zero Coupon), 11/1/25	55,000	41,415
Match Group Financeco 2, Inc. 0.875%, 6/15/26§	80,000	83,160
Match Group Financeco 3, Inc. 2.000%, 1/15/30§	120,000	129,780
MercadoLibre, Inc. 2.000%, 8/15/28	80,000	129,040
Pinduoduo, Inc.
(Zero Coupon), 12/1/25	320,000	281,920
Porch Group, Inc. 0.750%, 9/15/26§	71,000	37,053
Wayfair, Inc. 1.125%, 11/1/24	100,000	79,200
0.625%, 10/1/25	215,000	142,007
1.000%, 8/15/26	130,000	83,200

		1,364,856

Leisure Products (0.2%)
Peloton Interactive, Inc.
(Zero Coupon), 2/15/26	125,000	78,743

Specialty Retail (1.1%)
Burlington Stores, Inc. 2.250%, 4/15/25	85,000	83,778
Dick’s Sporting Goods, Inc. 3.250%, 4/15/25	85,000	202,459
National Vision Holdings, Inc. 2.500%, 5/15/25	55,000	61,672
Vroom, Inc. 0.750%, 7/1/26	130,000	36,660

		384,569

Total Consumer Discretionary		4,873,108

Consumer Staples (0.7%)
Food Products (0.2%)
Beyond Meat, Inc.
(Zero Coupon), 3/15/27	230,000	86,825

Personal Products (0.5%)
Beauty Health Co. (The) 1.250%, 10/1/26§	118,000	94,754
Herbalife Nutrition Ltd. 2.625%, 3/15/24	75,000	66,525

		161,279

Total Consumer Staples		248,104

Energy (1.7%)
Oil, Gas & Consumable Fuels (1.7%)
EQT Corp. 1.750%, 5/1/26	70,000	164,885
Pioneer Natural Resources Co. 0.250%, 5/15/25 (x)	205,000	443,210

Total Energy		608,095

Financials (1.9%)
Banks (0.2%)
BofA Finance LLC 0.600%, 5/25/27	50,000	50,859

Capital Markets (0.8%)
Ares Capital Corp. 4.625%, 3/1/24	50,000	51,938
Coinbase Global, Inc. 0.500%, 6/1/26	245,000	137,069
JPMorgan Chase Financial Co. LLC 0.250%, 5/1/23§	80,000	82,600
0.500%, 6/17/27	15,000	15,512

		287,119

Consumer Finance (0.7%)
LendingTree, Inc. 0.500%, 7/15/25 (x)	120,000	80,880
SoFi Technologies, Inc.
(Zero Coupon), 10/15/26§	198,000	129,294
Upstart Holdings, Inc. 0.250%, 8/15/26§	92,000	51,428

		261,602

Diversified Financial Services (0.2%)
JPMorgan Chase Bank NA 0.125%, 1/1/23§	70,000	68,670

Total Financials		668,250

Health Care (10.1%)
Biotechnology (3.3%)
Ascendis Pharma A/S 2.250%, 4/1/28§	92,000	82,248
BioMarin Pharmaceutical, Inc. 0.599%, 8/1/24	85,000	84,150
1.250%, 5/15/27 (x)	80,000	79,504
Bridgebio Pharma, Inc. 2.500%, 3/15/27	135,000	73,413
2.250%, 2/1/29	100,000	40,870
Exact Sciences Corp. 1.000%, 1/15/25	20,000	18,220
0.375%, 3/15/27	110,000	80,163
0.375%, 3/1/28 (x)	220,000	151,140
Halozyme Therapeutics, Inc. 0.250%, 3/1/27	140,000	123,505
Insmed, Inc. 0.750%, 6/1/28	80,000	66,560
Intercept Pharmaceuticals, Inc. 3.250%, 7/1/23	14,000	13,440
3.500%, 2/15/26§	50,000	47,312

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Ionis Pharmaceuticals, Inc. 0.125%, 12/15/24	$95,000	$83,458
(Zero Coupon), 4/1/26	105,000	95,476
Sarepta Therapeutics, Inc. 1.500%, 11/15/24	95,000	118,987

		1,158,446

Health Care Equipment & Supplies (4.0%)
CONMED Corp. 2.250%, 6/15/27§	115,000	107,295
CryoPort, Inc. 0.750%, 12/1/26§	72,000	55,620
Dexcom, Inc. 0.750%, 12/1/23	135,000	248,130
0.250%, 11/15/25 (x)	180,000	164,700
Envista Holdings Corp. 2.375%, 6/1/25	90,000	171,855
Haemonetics Corp.
(Zero Coupon), 3/1/26	70,000	54,777
Insulet Corp. 0.375%, 9/1/26	110,000	125,400
Integra LifeSciences Holdings Corp. 0.500%, 8/15/25	105,000	98,301
Novocure Ltd.
(Zero Coupon), 11/1/25	120,000	102,660
NuVasive, Inc. 1.000%, 6/1/23	60,000	57,825
0.375%, 3/15/25	60,000	53,362
Omnicell, Inc. 0.250%, 9/15/25	115,000	146,337
SmileDirectClub, Inc.
(Zero Coupon), 2/1/26§	105,000	17,217

		1,403,479

Health Care Providers & Services (0.6%)
Guardant Health, Inc.
(Zero Coupon), 11/15/27	160,000	98,800
Invitae Corp. 2.000%, 9/1/24	40,000	31,339
Oak Street Health, Inc.
(Zero Coupon), 3/15/26	120,000	84,720

		214,859

Health Care Technology (0.5%)
Livongo Health, Inc. 0.875%, 6/1/25	110,000	92,510
Teladoc Health, Inc. 1.250%, 6/1/27	135,000	98,888

		191,398

Life Sciences Tools & Services (0.3%)
Illumina, Inc.
(Zero Coupon), 8/15/23	100,000	95,050

Pharmaceuticals (1.4%)
Aphria, Inc. 5.250%, 6/1/24§	40,000	36,350
Jazz Investments I Ltd. 1.500%, 8/15/24	120,000	118,725
2.000%, 6/15/26	140,000	164,150
Pacira BioSciences, Inc. 0.750%, 8/1/25	70,000	72,310
Supernus Pharmaceuticals, Inc. 0.625%, 4/1/23	75,000	72,797
Tilray Brands, Inc. 5.000%, 10/1/23	35,000	31,842

		496,174

Total Health Care		3,559,406

Industrials (4.6%)
Aerospace & Defense (0.3%)
Parsons Corp. 0.250%, 8/15/25	55,000	57,777
Virgin Galactic Holdings, Inc. 2.500%, 2/1/27§	53,000	33,768

		91,545

Airlines (2.2%)
American Airlines Group, Inc. 6.500%, 7/1/25	135,000	141,842
Copa Holdings SA 4.500%, 4/15/25	50,000	70,925
GOL Equity Finance SA 3.750%, 7/15/24§	55,000	40,109
JetBlue Airways Corp. 0.500%, 4/1/26	135,000	99,293
Southwest Airlines Co. 1.250%, 5/1/25	320,000	376,800
Spirit Airlines, Inc. 1.000%, 5/15/26	70,000	63,105

		792,074

Electrical Equipment (0.4%)
Array Technologies, Inc. 1.000%, 12/1/28§	75,000	52,650
Stem, Inc. 0.500%, 12/1/28§	88,000	54,097
Sunrun, Inc.
(Zero Coupon), 2/1/26	50,000	36,000

		142,747

Machinery (0.7%)
Greenbrier Cos., Inc. (The) 2.875%, 4/15/28 (x)	40,000	37,200
John Bean Technologies Corp. 0.250%, 5/15/26	50,000	46,050
Middleby Corp. (The) 1.000%, 9/1/25	130,000	146,835

		230,085

Professional Services (0.4%)
KBR, Inc. 2.500%, 11/1/23	45,000	86,760
Upwork, Inc. 0.250%, 8/15/26§	86,000	65,575

		152,335

Road & Rail (0.6%)
Lyft, Inc. 1.500%, 5/15/25	125,000	105,812
Uber Technologies, Inc.
(Zero Coupon), 12/15/25 (x)	150,000	119,658

		225,470

Total Industrials		1,634,256

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Information Technology (30.4%)
Communications Equipment (1.3%)
Infinera Corp. 2.125%, 9/1/24	$60,000	$54,930
Lumentum Holdings, Inc. 0.250%, 3/15/24	105,000	145,635
0.500%, 12/15/26	140,000	143,416
0.500%, 6/15/28§	125,000	107,125

		451,106

Electronic Equipment, Instruments & Components (0.5%)
Insight Enterprises, Inc. 0.750%, 2/15/25	45,000	59,872
Itron, Inc.
(Zero Coupon), 3/15/26	60,000	47,550
Vishay Intertechnology, Inc. 2.250%, 6/15/25	60,000	56,778

		164,200

IT Services (7.6%)
Affirm Holdings, Inc.
(Zero Coupon), 11/15/26§	253,000	141,622
Akamai Technologies, Inc. 0.125%, 5/1/25	200,000	218,900
0.375%, 9/1/27	160,000	158,960
Block, Inc. 0.500%, 5/15/23	110,000	119,020
0.125%, 3/1/25	130,000	121,875
(Zero Coupon), 5/1/26	65,000	51,415
0.250%, 11/1/27	90,000	65,978
Cloudflare, Inc.
(Zero Coupon), 8/15/26§	200,000	154,380
DigitalOcean Holdings, Inc.
(Zero Coupon), 12/1/26§	219,000	163,571
Euronet Worldwide, Inc. 0.750%, 3/15/49	65,000	65,731
Fastly, Inc.
(Zero Coupon), 3/15/26	130,000	94,445
MongoDB, Inc. 0.250%, 1/15/26	175,000	244,738
Okta, Inc. 0.125%, 9/1/25	155,000	135,780
0.375%, 6/15/26	160,000	133,120
Perficient, Inc. 0.125%, 11/15/26§	69,000	55,859
Repay Holdings Corp.
(Zero Coupon), 2/1/26§	70,000	53,988
Shift4 Payments, Inc.
(Zero Coupon), 12/15/25	100,000	80,150
0.500%, 8/1/27§	104,000	72,540
Shopify, Inc. 0.125%, 11/1/25	165,000	137,362
Spotify USA, Inc.
(Zero Coupon), 3/15/26 (x)	235,000	185,415
Vnet Group, Inc.
(Zero Coupon), 2/1/26	85,000	69,173
Wix.com Ltd.
(Zero Coupon), 7/1/23	100,000	95,440
(Zero Coupon), 8/15/25	75,000	60,750

		2,680,212

Semiconductors & Semiconductor Equipment (2.8%)
Enphase Energy, Inc.
(Zero Coupon), 3/1/26	80,000	79,280
(Zero Coupon), 3/1/28	120,000	119,100
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26 (x)	55,000	47,850
Microchip Technology, Inc. 0.125%, 11/15/24 (x)	85,000	84,575
ON Semiconductor Corp.
(Zero Coupon), 5/1/27	140,000	161,140
Silicon Laboratories, Inc. 0.625%, 6/15/25	75,000	96,938
SolarEdge Technologies, Inc.
(Zero Coupon), 9/15/25	110,000	132,220
SunPower Corp. 4.000%, 1/15/23	50,000	51,675
Wolfspeed, Inc. 1.750%, 5/1/26	100,000	152,750
0.250%, 2/15/28§	80,000	66,400

		991,928

Software (17.3%)
8x8, Inc. 0.500%, 2/1/24	95,000	80,508
Alarm.com Holdings, Inc.
(Zero Coupon), 1/15/26	115,000	93,897
Alteryx, Inc. 0.500%, 8/1/24	55,000	48,262
1.000%, 8/1/26	90,000	71,235
Avalara, Inc. 0.250%, 8/1/26§	175,000	135,712
Avaya Holdings Corp. 2.250%, 6/15/23	50,000	48,178
Bentley Systems, Inc. 0.125%, 1/15/26 (x)	90,000	77,535
0.375%, 7/1/27§	100,000	77,500
Bill.com Holdings, Inc.
(Zero Coupon), 12/1/25	165,000	165,248
(Zero Coupon), 4/1/27§	101,000	77,568
Blackline, Inc. 0.125%, 8/1/24	35,000	38,346
(Zero Coupon), 3/15/26	160,000	126,720
Ceridian HCM Holding, Inc. 0.250%, 3/15/26 (x)	120,000	94,620
Confluent, Inc.
(Zero Coupon), 1/15/27§	160,000	116,300
Coupa Software, Inc. 0.125%, 6/15/25	100,000	82,550
0.375%, 6/15/26	280,000	210,000
CyberArk Software Ltd.
(Zero Coupon), 11/15/24	65,000	68,614
Datadog, Inc. 0.125%, 6/15/25	110,000	139,095
DocuSign, Inc.
(Zero Coupon), 1/15/24	135,000	124,335
Dropbox, Inc.
(Zero Coupon), 3/1/26	135,000	121,568
(Zero Coupon), 3/1/28	100,000	87,437
Envestnet, Inc. 0.750%, 8/15/25	75,000	63,975

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Everbridge, Inc. 0.125%, 12/15/24	$70,000	$60,859
(Zero Coupon), 3/15/26	40,000	32,220
Five9, Inc. 0.500%, 6/1/25	145,000	141,447
Guidewire Software, Inc. 1.250%, 3/15/25	55,000	50,396
HubSpot, Inc. 0.375%, 6/1/25	70,000	90,169
InterDigital, Inc. 3.500%, 6/1/27§	91,000	92,092
Jamf Holding Corp. 0.125%, 9/1/26§	66,000	55,803
LivePerson, Inc.
(Zero Coupon), 12/15/26	65,000	46,715
Mandiant, Inc. 0.875%, 6/1/24	130,000	141,570
Marathon Digital Holdings, Inc. 1.000%, 12/1/26§	110,000	28,463
MicroStrategy, Inc. 0.750%, 12/15/25	90,000	54,045
(Zero Coupon), 2/15/27	140,000	60,550
New Relic, Inc. 0.500%, 5/1/23	65,000	62,823
Nice Ltd.
(Zero Coupon), 9/15/25 (x)	60,000	58,950
NortonLifeLock, Inc. 2.000%, 8/15/22	75,000	81,973
Nutanix, Inc. 0.250%, 10/1/27§	85,000	58,761
Palo Alto Networks, Inc. 0.750%, 7/1/23	265,000	492,611
0.375%, 6/1/25	310,000	531,340
Pegasystems, Inc. 0.750%, 3/1/25	105,000	84,158
Progress Software Corp. 1.000%, 4/15/26	40,000	38,620
Q2 Holdings, Inc. 0.125%, 11/15/25	50,000	39,925
Rapid7, Inc. 0.250%, 3/15/27	85,000	76,585
RingCentral, Inc.
(Zero Coupon), 3/1/25	175,000	143,063
(Zero Coupon), 3/15/26	95,000	71,345
Sailpoint Technologies Holdings, Inc. 0.125%, 9/15/24	50,000	111,050
Splunk, Inc. 0.500%, 9/15/23	105,000	100,485
1.125%, 9/15/25	155,000	145,312
1.125%, 6/15/27	195,000	160,875
Tyler Technologies, Inc. 0.250%, 3/15/26	85,000	79,688
Unity Software, Inc.
(Zero Coupon), 11/15/26§	279,000	205,065
Workday, Inc. 0.250%, 10/1/22	200,000	209,100
Zendesk, Inc. 0.625%, 6/15/25	170,000	164,645
Zscaler, Inc. 0.125%, 7/1/25	180,000	217,890

		6,137,796

Technology Hardware, Storage & Peripherals (0.9%)
3D Systems Corp.
(Zero Coupon), 11/15/26§	83,000	57,519
Pure Storage, Inc. 0.125%, 4/15/23	75,000	84,037
Western Digital Corp. 1.500%, 2/1/24 (e)	185,000	175,750

		317,306

Total Information Technology		10,742,548

Materials (0.6%)
Chemicals (0.1%)
Amyris, Inc. 1.500%, 11/15/26§	95,000	37,953

Metals & Mining (0.5%)
MP Materials Corp. 0.250%, 4/1/26§	95,000	91,853
United States Steel Corp. 5.000%, 11/1/26	45,000	69,975

		161,828

Total Materials		199,781

Real Estate (1.8%)
Equity Real Estate Investment Trusts (REITs) (0.3%)
Pebblebrook Hotel Trust (REIT) 1.750%, 12/15/26	135,000	120,218

Real Estate Management & Development (1.5%)
Opendoor Technologies, Inc. 0.250%, 8/15/26 (x)§	150,000	85,148
Realogy Group LLC 0.250%, 6/15/26	85,000	61,838
Redfin Corp.
(Zero Coupon), 10/15/25	130,000	76,111
0.500%, 4/1/27	80,000	37,320
Zillow Group, Inc. 0.750%, 9/1/24	90,000	92,790
2.750%, 5/15/25	110,000	103,620
1.375%, 9/1/26	65,000	64,935

		521,762

Total Real Estate		641,980

Utilities (1.4%)
Electric Utilities (0.3%)
NRG Energy, Inc. 2.750%, 6/1/48	95,000	101,983

Independent Power and Renewable Electricity Producers (0.9%)
NextEra Energy Partners LP
(Zero Coupon), 6/15/24§	70,000	66,850
(Zero Coupon), 11/15/25 (x)§	115,000	118,852
Ormat Technologies, Inc. 2.500%, 7/15/27§	68,000	72,216
Sunnova Energy International, Inc. 0.250%, 12/1/26	80,000	62,280

		320,198

Multi-Utilities (0.2%)
CenterPoint Energy, Inc. 4.566%, 9/15/29 (e)	200,000	89,812

Total Utilities		511,993

Total Convertible Bonds		28,334,899

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

		Value (Note 1)
Total Long-Term Debt Securities (80.1%) (Cost $38,701,903)		$28,334,899

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.9%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	500,000	500,000
JPMorgan Prime Money Market Fund, IM Shares	184,576	184,613

Total Investment Companies		684,613

	Principal Amount	Value (Note 1)
Repurchase Agreements (7.9%)
Deutsche Bank Securities, Inc., 1.45%, dated 6/30/22, due 7/1/22, repurchase price $1,879,415, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $1,916,926. (xx)	$1,879,339	1,879,339
National Bank of Canada, 1.70%, dated 6/30/22, due 7/7/22, repurchase price $800,264, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 11/3/22-2/15/51; total market value $882,246. (xx)	800,000	800,000
TD Prime Services LLC, 1.65%, dated 6/30/22, due 7/1/22, repurchase price $100,005, collateralized by various Common Stocks; total market value $110,777. (xx)	100,000	100,000

Total Repurchase Agreements		2,779,339

Total Short-Term Investments (9.8%) (Cost $3,463,952)		3,463,952

Total Investments in Securities (109.5%) (Cost $50,144,926)		38,733,090
Other Assets Less Liabilities (-9.5%)		(3,355,455)

Net Assets (100%)		$35,377,635

*	Non-income producing.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2022, the market value of these securities amounted to $5,443,980 or 15.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2022. Maturity date disclosed is the ultimate maturity date.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $3,216,405. This was collateralized by $33,271 of various U.S. Government Treasury Securities, ranging from 0.125% - 4.750%, maturing 6/15/23 - 5/15/50 and by cash of $3,282,787 of which $3,279,339 was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Convertible Bonds
Communication Services	$—	$4,647,378	$—	$4,647,378
Consumer Discretionary	—	4,873,108	—	4,873,108
Consumer Staples	—	248,104	—	248,104
Energy	—	608,095	—	608,095
Financials	—	668,250	—	668,250
Health Care	—	3,559,406	—	3,559,406
Industrials	—	1,634,256	—	1,634,256
Information Technology	—	10,742,548	—	10,742,548
Materials	—	199,781	—	199,781
Real Estate	—	641,980	—	641,980
Utilities	—	511,993	—	511,993

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Convertible Preferred Stocks
Communication Services	$51,127	$366,912	$—	$418,039
Consumer Discretionary	167,570	—	—	167,570
Financials	1,622,500	114,309	—	1,736,809
Health Care	762,772	—	—	762,772
Industrials	413,519	88,448	—	501,967
Information Technology	935,290	—	—	935,290
Materials	190,326	—	—	190,326
Utilities	2,221,466	—	—	2,221,466
Short-Term Investments
Investment Companies	684,613	—	—	684,613
Repurchase Agreements	—	2,779,339	—	2,779,339

Total Assets	$7,049,183	$31,683,907	$—	$38,733,090

Total Liabilities	$—	$—	$—	$—

Total	$7,049,183	$31,683,907	$—	$38,733,090

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,923,942
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,560,222

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$562,888
Aggregate gross unrealized depreciation	(12,283,939)

Net unrealized depreciation	$(11,721,051)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$50,454,141

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $47,365,587)	$35,953,751
Repurchase Agreements (Cost $2,779,339)	2,779,339
Cash	265,749
Receivable for securities sold	244,376
Dividends, interest and other receivables	77,291
Due from Custodian	15,750
Securities lending income receivable	3,440
Receivable for Portfolio shares sold	75
Other assets	427

Total assets	39,340,198

LIABILITIES
Payable for return of collateral on securities loaned	3,279,339
Payable for securities purchased	627,214
Investment management fees payable	5,024
Distribution fees payable – Class IB	3,791
Payable for Portfolio shares redeemed	3,129
Administrative fees payable	2,755
Accrued expenses	41,311

Total liabilities	3,962,563

NET ASSETS	$35,377,635

Net assets were comprised of:
Paid in capital	$47,065,990
Total distributable earnings (loss)	(11,688,355)

Net assets	$35,377,635

Class IB
Net asset value, offering and redemption price per share, $18,061,903 / 2,206,556 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.19

Class K
Net asset value, offering and redemption price per share, $17,315,732 / 2,118,074 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.18

(x)	Includes value of securities on loan of $3,216,405.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,620 foreign withholding tax)	$199,954
Interest	61,534
Securities lending (net)	15,949

Total income	277,437

EXPENSES
Investment management fees	99,151
Professional fees	31,806
Distribution fees – Class IB	25,140
Administrative fees	18,145
Printing and mailing expenses	10,330
Custodian fees	8,552
Trustees’ fees	608
Miscellaneous	4,033

Gross expenses	197,765
Less: Waiver from investment manager	(43,934)

Net expenses	153,831

NET INVESTMENT INCOME (LOSS)	123,606

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(174,486)
Net change in unrealized appreciation (depreciation) on investments in securities	(9,877,823)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(10,052,309)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,928,703)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$123,606	$178,994
Net realized gain (loss)	(174,486)	13,885,580
Net change in unrealized appreciation (depreciation)	(9,877,823)	(13,612,269)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(9,928,703)	452,305

Distributions to shareholders:
Class IB	—	(7,542,524)
Class K	—	(7,522,482)

Total distributions to shareholders	—	(15,065,006)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 250,337 and 466,936 shares, respectively ]	2,318,416	7,265,192
Capital shares issued in reinvestment of dividends and distributions [ 0 and 713,056 shares, respectively ]	—	7,542,524
Capital shares repurchased [ (187,744) and (282,296) shares, respectively ]	(1,717,532)	(4,375,306)

Total Class IB transactions	600,884	10,432,410

Class K
Capital shares sold [ 58,652 and 18,096 shares, respectively ]	562,041	285,060
Capital shares issued in reinvestment of dividends and distributions [ 0 and 712,766 shares, respectively ]	—	7,522,482
Capital shares repurchased [ (55,515) and (73,305) shares, respectively ]	(509,645)	(1,166,349)

Total Class K transactions	52,396	6,641,193

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	653,280	17,073,603

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,275,423)	2,460,902
NET ASSETS:
Beginning of period	44,653,058	42,192,156

End of period	$35,377,635	$44,653,058

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021		2020		2019		2018		2017
Net asset value, beginning of period	$10.50		$15.62		$11.81		$10.06		$11.03		$10.20

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02		0.04		0.15		0.15		0.25		0.24
Net realized and unrealized gain (loss)	(2.33)		0.07		4.45		2.24		(0.70)		1.21

Total from investment operations	(2.31)		0.11		4.60		2.39		(0.45)		1.45

Less distributions:
Dividends from net investment income	—		(1.89)		(0.18)		(0.34)		(0.26)		(0.34)
Distributions from net realized gains	—		(3.34)		(0.61)		(0.30)		(0.26)		(0.28)

Total dividends and distributions	—		(5.23)		(0.79)		(0.64)		(0.52)		(0.62)

Net asset value, end of period	$8.19		$10.50		$15.62		$11.81		$10.06		$11.03

Total return (b)	(22.00)%		1.04%		39.08%		23.93%		(4.22)%		14.28%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$18,062		$22,507		$19,467		$12,255		$9,403		$7,637
Ratio of expenses to average net assets:
After waivers (a)(f)	0.90%		0.96	%(j)	1.05	%(k)	1.10	%(m)	1.19	%(g)(n)	1.18	%(o)
Before waivers (a)(f)	1.12%		1.21%		1.48%		1.59%		1.67%		1.72%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.50%		0.27%		1.17%		1.35%		2.23%		2.11%
Before waivers (a)(f)	0.28%		0.02%		0.74%		0.86%		1.75%		1.58%
Portfolio turnover rate^	6	%(z)	209	%(h)	51%		35%		32%		35%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021		2020		2019		2018		2017
Net asset value, beginning of period	$10.47		$15.59		$11.79		$10.04		$11.01		$10.18

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03		0.08		0.18		0.18		0.27		0.25
Net realized and unrealized gain (loss)	(2.32)		0.07		4.44		2.24		(0.69)		1.23

Total from investment operations	(2.29)		0.15		4.62		2.42		(0.42)		1.48

Less distributions:
Dividends from net investment income	—		(1.93)		(0.21)		(0.37)		(0.29)		(0.37)
Distributions from net realized gains	—		(3.34)		(0.61)		(0.30)		(0.26)		(0.28)

Total dividends and distributions	—		(5.27)		(0.82)		(0.67)		(0.55)		(0.65)

Net asset value, end of period	$8.18		$10.47		$15.59		$11.79		$10.04		$11.01

Total return (b)	(21.87)%		1.25%		39.34%		24.27%		(3.98)%		14.58%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$17,316		$22,146		$22,725		$15,331		$11,526		$11,402
Ratio of expenses to average net assets:
After waivers (a)(f)	0.65%		0.71	%(j)	0.80	%(k)	0.85	%(m)	0.94	%(g)(n)	0.93	%(o)
Before waivers (a)(f)	0.87%		0.96%		1.23%		1.34%		1.41%		1.46%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.75%		0.52%		1.40%		1.61%		2.40%		2.29%
Before waivers (a)(f)	0.53%		0.26%		0.98%		1.12%		1.93%		1.76%
Portfolio turnover rate^	6	%(z)	209	%(h)	51%		35%		32%		35%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Tax Expense of 0.01%.
(h)

The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser. Excluding such transactions, the portfolio turnover rate would have been 28%.

(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.01% for Class IB and 0.76% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB and 0.90% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.22% for Class IB and 0.97% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.31% for Class IB and 1.06% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.30% for Class IB and 1.05% for Class K.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
U.S. Treasury Obligations	34.3%
Collateralized Mortgage Obligations	7.3
Information Technology	7.2
Health Care	5.9
Financials	5.7
Investment Company	5.6
Mortgage-Backed Securities	5.5
Communication Services	4.3
Consumer Discretionary	4.2
Asset-Backed Securities	3.7
Industrials	3.4
Consumer Staples	3.1
Energy	2.6
Materials	1.3
Investment Companies	1.3
Real Estate	1.0
Utilities	1.0
Repurchase Agreements	0.8
Cash and Other	1.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$843.60	$5.32
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.02	5.83
Class K
Actual	1,000.00	844.40	4.18
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.26	4.58

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.16% and 0.91%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (3.7%)
Bayview Opportunity Master Fund IVa Trust,
Series 2019-SBR1 A1 3.475%, 6/28/34 (e)§	$22,120	$22,141
C-Bass Trust,
Series 2007-CB1 AF6 3.136%, 1/25/37 (e)	1,147,600	419,862
HSI Asset Securitization Corp. Trust,
Series 2006-HE1 1A1 1.904%, 10/25/36 (l)	962,415	344,418
JP Morgan Mortgage Acquisition Corp.,
Series 2005-WMC1 M4 2.524%, 9/25/35 (l)	400,000	371,371
MASTR Asset-Backed Securities Trust,
Series 2006-NC3 A5 2.044%, 10/25/36 (l)	622,747	345,237
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-HE2 A1 1.754%, 1/25/37 (l)§	1,179,085	530,010
RASC Trust,
Series 2007-EMX1 A13 1.824%, 1/25/37 (l)	278,453	264,891
Washington Mutual WMABS Trust,
Series 2006-HE5 2A2 1.804%, 10/25/36 (l)	227,126	102,847

Total Asset-Backed Securities		2,400,777

Collateralized Mortgage Obligations (7.3%)
Alternative Loan Trust,
Series 2007-9T1 2A1 6.000%, 5/25/37	1,343,627	703,800
CitiMortgage Alternative Loan Trust,
Series 2007-A2 1A5 6.000%, 2/25/37	337,847	305,142
FHLMC,
Series 357 200 2.000%, 9/15/47	456,544	429,740
Series 4484 CD 1.750%, 7/15/30	84,321	80,705
Series 4749 LV 3.500%, 4/15/38	86,538	86,445
FHLMC STACR REMIC Trust,
Series 2020-DNA2 M2 3.474%, 2/25/50 (l)§	152,078	150,580
FNMA,
Series 2016-9 A 3.000%, 9/25/43	9,857	9,856
Series 2018-21 (Zero Coupon), 4/25/48 PO	90,716	72,905
Series 2021-48 NS 2.724%, 8/25/51 IO (l)	133,840	8,762
Series 2022-40 AZ 2.000%, 8/25/50	350,000	258,369
GCAT LLC,
Series 2020-3 A1 2.981%, 9/25/25 (e)§	225,739	221,814
GNMA,
Series 2020-188 2.000%, 12/20/50IO	176,467	18,486
Series 2021-159 IU 3.000%, 9/20/51IO	136,700	20,387
MASTR Adjustable Rate Mortgages Trust,
Series 2006-OA2 4A1B 1.676%, 12/25/46 (l)	748,936	672,743
PMT Credit Risk Transfer Trust,
Series 2019-2R A 4.402%, 5/27/23 (l)§	187,275	182,809
Series 2019-3R A 4.352%, 10/27/22 (l)§	148,987	147,978
RALI Trust,
Series 2006-QO10 A1 1.944%, 1/25/37 (l)	390,047	348,475
RFMSI Trust,
Series 2006-S4 A7 6.000%, 4/25/36	387,812	341,331
Verus Securitization Trust,
Series 2020-2 A2 2.989%, 5/25/60 (l)§	300,000	292,215
Series 2020-4 M1 3.291%, 5/25/65 (l)§	300,000	287,572
Wells Fargo Alternative Loan Trust,
Series 2007-PA6 A1 2.895%, 12/28/37 (l)	130,648	123,159

Total Collateralized Mortgage Obligations		4,763,273

Corporate Bonds (14.4%)
Communication Services (1.6%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.
3.500%, 9/15/53	128,000	97,616
3.550%, 9/15/55	67,000	50,423
CCO Holdings LLC 4.750%, 2/1/32§	25,000	20,469
4.250%, 1/15/34§	20,000	15,433
Consolidated Communications, Inc. 5.000%, 10/1/28§	35,000	27,978
Frontier Communications Holdings LLC 5.875%, 10/15/27§	10,000	8,963
5.000%, 5/1/28§	15,000	12,812
6.000%, 1/15/30§	20,000	15,450
Lumen Technologies, Inc. 5.125%, 12/15/26§	25,000	21,001
4.000%, 2/15/27§	25,000	21,063
Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 2.511%, 5/15/25 (k)	64,000	63,614
3.875%, 3/1/52	20,000	16,955

		371,777

Entertainment (0.2%)
Lions Gate Capital Holdings LLC 5.500%, 4/15/29§	25,000	19,562
Live Nation Entertainment, Inc. 6.500%, 5/15/27§	25,000	24,438

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Magallanes, Inc. 3.755%, 3/15/27§	$65,000	$60,792

		104,792

Media (0.7%)
Cengage Learning, Inc. 9.500%, 6/15/24 (x)§	25,000	22,750
Charter Communications Operating LLC 4.908%, 7/23/25	125,000	124,845
Clear Channel Outdoor Holdings, Inc. 7.500%, 6/1/29§	35,000	25,287
Comcast Corp. 3.400%, 4/1/30	65,000	61,131
Directv Financing LLC 5.875%, 8/15/27§	20,000	17,182
DISH DBS Corp. 5.750%, 12/1/28§	20,000	14,808
5.125%, 6/1/29	20,000	12,150
GCI LLC 4.750%, 10/15/28§	20,000	17,372
McGraw-Hill Education, Inc. 5.750%, 8/1/28 (x)§	25,000	21,520
News Corp. 5.125%, 2/15/32§	15,000	13,264
Nexstar Media, Inc. 5.625%, 7/15/27§	20,000	18,421
Scripps Escrow, Inc. 5.875%, 7/15/27§	55,000	48,050
Sirius XM Radio, Inc. 5.500%, 7/1/29§	40,000	36,450
Univision Communications, Inc. 4.500%, 5/1/29 (x)§	20,000	16,650
7.375%, 6/30/30 (x)§	30,000	29,395

		479,275

Wireless Telecommunication Services (0.1%)
T-Mobile USA, Inc. 2.250%, 2/15/26	65,000	58,394
3.375%, 4/15/29 (x)	10,000	8,750
3.375%, 4/15/29§	5,000	4,352
2.875%, 2/15/31	10,000	8,225

		79,721

Total Communication Services		1,035,565

Consumer Discretionary (1.7%)
Auto Components (0.1%)
American Axle & Manufacturing, Inc. 5.000%, 10/1/29 (x)	20,000	16,277
Clarios Global LP 6.250%, 5/15/26§	13,000	12,448
Dealer Tire LLC 8.000%, 2/1/28§	25,000	21,813
Goodyear Tire & Rubber Co. (The) 5.250%, 7/15/31	35,000	28,350
Icahn Enterprises LP 5.250%, 5/15/27	20,000	17,651

		96,539

Automobiles (0.0%)†
Ford Motor Co. 3.250%, 2/12/32	35,000	25,965

Distributors (0.0%)†
BCPE Empire Holdings, Inc. 7.625%, 5/1/27§	30,000	24,356

Diversified Consumer Services (0.1%)
Metis Merger Sub LLC 6.500%, 5/15/29§	45,000	35,955

Hotels, Restaurants & Leisure (0.9%)
Boyne USA, Inc. 4.750%, 5/15/29§	60,000	51,600
Caesars Entertainment, Inc. 4.625%, 10/15/29§	20,000	15,550
Carnival Corp. 5.750%, 3/1/27§	90,000	65,332
Cedar Fair LP 5.250%, 7/15/29	20,000	17,600
Expedia Group, Inc. 5.000%, 2/15/26 (x)	60,000	59,819
3.250%, 2/15/30	70,000	58,161
Fertitta Entertainment LLC 6.750%, 1/15/30 (x)§	35,000	26,775
Marriott International, Inc.
Series R 3.125%, 6/15/26	65,000	62,023
McDonald’s Corp. 3.600%, 7/1/30 (x)	65,000	61,872
Midwest Gaming Borrower LLC 4.875%, 5/1/29§	45,000	36,675
NCL Corp. Ltd. 5.875%, 2/15/27§	20,000	17,100
Premier Entertainment Sub LLC 5.625%, 9/1/29§	30,000	21,300
5.875%, 9/1/31§	15,000	10,373
Scientific Games Holdings LP 6.625%, 3/1/30§	40,000	33,900
Scientific Games International, Inc. 7.250%, 11/15/29 (x)§	15,000	14,190
Viking Cruises Ltd. 5.875%, 9/15/27§	50,000	37,375

		589,645

Household Durables (0.1%)
Mattamy Group Corp. 4.625%, 3/1/30§	30,000	21,675
SWF Escrow Issuer Corp. 6.500%, 10/1/29§	25,000	17,406

		39,081

Multiline Retail (0.2%)
Dollar Tree, Inc. 4.000%, 5/15/25	120,000	119,489

Specialty Retail (0.3%)
Dick’s Sporting Goods, Inc. 3.150%, 1/15/32	70,000	55,540
Michaels Cos., Inc. (The) 5.250%, 5/1/28§	25,000	19,625
Sonic Automotive, Inc. 4.625%, 11/15/29§	45,000	34,762
SRS Distribution, Inc. 4.625%, 7/1/28§	30,000	26,250
Staples, Inc. 7.500%, 4/15/26§	15,000	12,600

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Victoria’s Secret & Co. 4.625%, 7/15/29§	$30,000	$22,538

		171,315

Total Consumer Discretionary		1,102,345

Consumer Staples (0.9%)
Beverages (0.2%)
Anheuser-Busch Cos. LLC 4.900%, 2/1/46	60,000	56,306
Constellation Brands, Inc. 3.150%, 8/1/29	60,000	54,200
2.875%, 5/1/30	5,000	4,360
Primo Water Holdings, Inc. 4.375%, 4/30/29§	20,000	16,300

		131,166

Food & Staples Retailing (0.3%)
Performance Food Group, Inc. 5.500%, 10/15/27§	30,000	27,712
4.250%, 8/1/29§	20,000	16,650
Sysco Corp. 5.950%, 4/1/30	57,000	60,853
United Natural Foods, Inc. 6.750%, 10/15/28§	20,000	18,800
US Foods, Inc. 4.625%, 6/1/30§	40,000	33,950

		157,965

Food Products (0.2%)
Post Holdings, Inc. 5.500%, 12/15/29§	15,000	13,394
4.625%, 4/15/30§	30,000	25,200
Smithfield Foods, Inc. 4.250%, 2/1/27§	105,000	100,800
3.000%, 10/15/30§	10,000	8,250

		147,644

Household Products (0.1%)
Energizer Holdings, Inc. 4.750%, 6/15/28§	30,000	23,745
Kronos Acquisition Holdings, Inc. 5.000%, 12/31/26§	30,000	25,567
7.000%, 12/31/27§	20,000	14,889

		64,201

Personal Products (0.0%)†
Coty, Inc. 5.000%, 4/15/26§	20,000	18,400

Tobacco (0.1%)
Altria Group, Inc. 4.450%, 5/6/50	60,000	43,023

Total Consumer Staples		562,399

Energy (1.4%)
Energy Equipment & Services (0.1%)
Transocean Poseidon Ltd. 6.875%, 2/1/27§	28,125	24,890
Transocean, Inc. 11.500%, 1/30/27§	9,000	8,449
USA Compression Partners LP 6.875%, 9/1/27	40,000	35,500
Weatherford International Ltd. 6.500%, 9/15/28§	20,000	17,950

		86,789

Oil, Gas & Consumable Fuels (1.3%)
Antero Midstream Partners LP 5.750%, 3/1/27§	13,000	12,220
BP Capital Markets America, Inc. 2.939%, 6/4/51	80,000	57,336
Callon Petroleum Co. 7.500%, 6/15/30§	30,000	27,638
Chesapeake Energy Corp. 5.875%, 2/1/29§	30,000	28,290
CNX Resources Corp. 6.000%, 1/15/29 (x)§	25,000	23,250
Energy Transfer LP 4.750%, 1/15/26	60,000	59,797
EQM Midstream Partners LP 4.750%, 1/15/31§	40,000	31,900
Hess Midstream Operations LP 5.125%, 6/15/28§	30,000	26,850
4.250%, 2/15/30§	40,000	33,800
Hilcorp Energy I LP 6.250%, 11/1/28§	25,000	23,268
5.750%, 2/1/29§	25,000	21,758
Kinder Morgan Energy Partners LP 6.950%, 1/15/38	50,000	54,194
MEG Energy Corp. 7.125%, 2/1/27§	30,000	30,048
5.875%, 2/1/29§	5,000	4,555
NGL Energy Operating LLC 7.500%, 2/1/26§	40,000	36,000
NuStar Logistics LP 6.375%, 10/1/30	25,000	21,375
Occidental Petroleum Corp. 6.625%, 9/1/30	20,000	20,600
6.125%, 1/1/31 (x)	25,000	25,297
6.450%, 9/15/36	15,000	15,583
Parkland Corp. 4.500%, 10/1/29 (x)§	25,000	20,250
Pioneer Natural Resources Co. 1.900%, 8/15/30	75,000	61,387
Rattler Midstream LP 5.625%, 7/15/25§	10,000	9,925
Sabine Pass Liquefaction LLC 5.000%, 3/15/27	50,000	50,180
Southwestern Energy Co. 5.375%, 2/1/29	20,000	18,527
4.750%, 2/1/32	25,000	21,375
Sunoco LP 6.000%, 4/15/27	15,000	14,277
4.500%, 5/15/29	10,000	8,259
TotalEnergies Capital International SA 3.386%, 6/29/60	55,000	41,932
Western Midstream Operating LP 3.600%, 2/1/25 (e)	20,000	18,506
Williams Cos., Inc. (The) 3.500%, 10/15/51	30,000	22,418

		840,795

Total Energy		927,584

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Financials (2.9%)
Banks (1.2%)
Bank of America Corp.
(SOFR + 1.11%), 3.841%, 4/25/25 (k)	$15,000	$14,918
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.482%, 9/21/36 (k)	120,000	92,795
Bank of Montreal
(USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32 (k)	65,000	60,559
Bank of Nova Scotia (The) 3.450%, 4/11/25 (x)	130,000	128,520
Citigroup, Inc.
(SOFR + 1.35%), 3.057%, 1/25/33 (k)	105,000	89,023
JPMorgan Chase & Co.
(SOFR + 1.26%), 2.963%, 1/25/33 (k)	140,000	120,064
Santander Holdings USA, Inc. 3.400%, 1/18/23	115,000	114,607
(SOFR + 1.25%), 2.490%, 1/6/28 (k)	70,000	61,491
Wells Fargo & Co. 4.650%, 11/4/44	60,000	53,868
Westpac Banking Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.53%), 3.020%, 11/18/36 (k)	75,000	60,454

		796,299

Capital Markets (0.4%)
Ares Capital Corp. 2.150%, 7/15/26 (x)	65,000	54,582
Goldman Sachs Group, Inc. (The)
(SOFR + 0.82%), 2.330%, 9/10/27 (k)	130,000	122,779
Morgan Stanley
(SOFR + 1.36%), 2.484%, 9/16/36 (k)	135,000	103,548

		280,909

Consumer Finance (0.7%)
American Express Co. 3.400%, 2/22/24	55,000	54,846
Avolon Holdings Funding Ltd. 3.250%, 2/15/27§	115,000	101,095
Discover Financial Services 4.100%, 2/9/27	85,000	81,480
General Motors Financial Co., Inc. 2.400%, 10/15/28	70,000	58,139
Navient Corp. 5.000%, 3/15/27	15,000	12,337
OneMain Finance Corp. 6.625%, 1/15/28	30,000	26,861
5.375%, 11/15/29	15,000	12,337
Synchrony Financial 2.875%, 10/28/31	120,000	90,570

		437,665

Insurance (0.5%)
Acrisure LLC 4.250%, 2/15/29§	15,000	12,210
Alliant Holdings Intermediate LLC 6.750%, 10/15/27§	20,000	17,748
AmWINS Group, Inc. 4.875%, 6/30/29§	45,000	37,035
Athene Global Funding
(United States SOFR Compounded Index + 0.56%), 2.070%, 8/19/24 (k)§	125,000	121,288
GTCR AP Finance, Inc. 8.000%, 5/15/27§	25,000	23,400
NFP Corp. 6.875%, 8/15/28§	20,000	16,575
Prudential Financial, Inc. 3.905%, 12/7/47	60,000	52,392
Willis North America, Inc. 4.500%, 9/15/28 (x)	60,000	58,266

		338,914

Thrifts & Mortgage Finance (0.1%)
Nationstar Mortgage Holdings, Inc. 5.750%, 11/15/31§	50,000	38,250
PennyMac Financial Services, Inc. 4.250%, 2/15/29§	45,000	32,803

		71,053

Total Financials		1,924,840

Health Care (1.6%)
Biotechnology (0.2%)
AbbVie, Inc. 4.700%, 5/14/45	125,000	118,166

Health Care Equipment & Supplies (0.1%)
Medline Borrower LP 5.250%, 10/1/29 (x)§	45,000	37,224

Health Care Providers & Services (1.0%)
AdaptHealth LLC 5.125%, 3/1/30§	45,000	37,800
Centene Corp. 2.500%, 3/1/31	75,000	59,625
Community Health Systems, Inc. 6.000%, 1/15/29§	30,000	24,600
6.875%, 4/15/29 (x)§	30,000	19,350
CVS Health Corp. 5.050%, 3/25/48	85,000	81,774
Elevance Health, Inc. 2.375%, 1/15/25	60,000	58,044
4.550%, 5/15/52	15,000	13,890
HCA, Inc. 4.125%, 6/15/29	65,000	59,149
Legacy LifePoint Health LLC 6.750%, 4/15/25§	10,000	9,625
4.375%, 2/15/27§	25,000	21,375
ModivCare Escrow Issuer, Inc. 5.000%, 10/1/29 (x)§	35,000	28,000
Option Care Health, Inc. 4.375%, 10/31/29§	35,000	30,013
Owens & Minor, Inc. 6.625%, 4/1/30§	30,000	27,262
Radiology Partners, Inc. 9.250%, 2/1/28§	20,000	14,875

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
RP Escrow Issuer LLC 5.250%, 12/15/25§	$45,000	$38,925
Select Medical Corp. 6.250%, 8/15/26§	80,000	74,600
Tenet Healthcare Corp. 6.125%, 10/1/28§	40,000	34,280
6.125%, 6/15/30§	30,000	28,276
UnitedHealth Group, Inc. 4.950%, 5/15/62	25,000	25,431

		686,894

Life Sciences Tools & Services (0.2%)
Thermo Fisher Scientific, Inc. 1.215%, 10/18/24 (x)	115,000	109,060

Pharmaceuticals (0.1%)
Bausch Health Cos., Inc. 6.125%, 2/1/27 (x)§	20,000	17,050
6.250%, 2/15/29§	20,000	10,713
Endo Luxembourg Finance Co. I Sarl 6.125%, 4/1/29 (x)§	20,000	15,100
Royalty Pharma plc 3.300%, 9/2/40	75,000	55,520

		98,383

Total Health Care		1,049,727

Industrials (1.3%)
Aerospace & Defense (0.3%)
Boeing Co. (The) 2.950%, 2/1/30	70,000	58,343
Raytheon Technologies Corp. 3.030%, 3/15/52	75,000	56,519
TransDigm, Inc. 6.250%, 3/15/26§	55,000	52,979
5.500%, 11/15/27	25,000	21,156

		188,997

Air Freight & Logistics (0.0%)†
FedEx Corp. 4.750%, 11/15/45	25,000	23,118

Airlines (0.1%)
American Airlines, Inc. 5.750%, 4/20/29§	40,000	34,225
United Airlines, Inc. 4.625%, 4/15/29§	20,000	17,031

		51,256

Building Products (0.1%)
Advanced Drainage Systems, Inc. 6.375%, 6/15/30§	10,000	9,778
Builders FirstSource, Inc. 6.375%, 6/15/32§	20,000	17,871
Griffon Corp. 5.750%, 3/1/28	20,000	18,150
Owens Corning 4.400%, 1/30/48	65,000	54,069

		99,868

Commercial Services & Supplies (0.2%)
Allied Universal Holdco LLC 6.625%, 7/15/26§	20,000	18,435
9.750%, 7/15/27§	35,000	29,619
Garda World Security Corp. 6.000%, 6/1/29§	35,000	26,906
Madison IAQ LLC 4.125%, 6/30/28 (x)§	25,000	20,595
WASH Multifamily Acquisition, Inc. 5.750%, 4/15/26§	30,000	28,200

		123,755

Construction & Engineering (0.2%)
Pike Corp. 5.500%, 9/1/28§	65,000	51,838
Quanta Services, Inc. 2.350%, 1/15/32	75,000	58,220

		110,058

Machinery (0.0%)†
Parker-Hannifin Corp. 4.250%, 9/15/27	30,000	29,880

Road & Rail (0.3%)
CSX Corp. 3.800%, 11/1/46	65,000	55,719
First Student Bidco, Inc. 4.000%, 7/31/29§	25,000	19,937
NESCO Holdings II, Inc. 5.500%, 4/15/29§	5,000	4,200
Penske Truck Leasing Co. LP 4.200%, 4/1/27§	65,000	63,436
Uber Technologies, Inc. 7.500%, 9/15/27§	20,000	19,375
4.500%, 8/15/29§	20,000	16,394

		179,061

Trading Companies & Distributors (0.1%)
Air Lease Corp. 1.875%, 8/15/26	65,000	56,516

Total Industrials		862,509

Information Technology (0.9%)
Communications Equipment (0.0%)†
CommScope, Inc. 4.750%, 9/1/29§	25,000	20,144

IT Services (0.2%)
Arches Buyer, Inc. 4.250%, 6/1/28§	30,000	24,369
Western Union Co. (The) 2.750%, 3/15/31	120,000	98,790

		123,159

Semiconductors & Semiconductor Equipment (0.4%)
Broadcom, Inc. 3.500%, 2/15/41§	150,000	113,925
NXP BV 3.875%, 6/18/26	125,000	120,664
Qorvo, Inc. 1.750%, 12/15/24§	20,000	18,683

		253,272

Software (0.2%)
Clarivate Science Holdings Corp. 4.875%, 7/1/29§	25,000	20,446
Minerva Merger Sub, Inc. 6.500%, 2/15/30§	40,000	33,200

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Oracle Corp. 3.600%, 4/1/50	$65,000	$45,386

		99,032

Technology Hardware, Storage & Peripherals (0.1%)
NetApp, Inc. 1.875%, 6/22/25	70,000	65,347

Total Information Technology		560,954

Materials (0.6%)
Chemicals (0.2%)
ASP Unifrax Holdings, Inc. 5.250%, 9/30/28§	35,000	27,862
CVR Partners LP 6.125%, 6/15/28§	20,000	17,900
EverArc Escrow Sarl 5.000%, 10/30/29§	45,000	37,743
WR Grace Holdings LLC 5.625%, 8/15/29§	40,000	29,450

		112,955

Containers & Packaging (0.2%)
Clydesdale Acquisition Holdings, Inc. 6.625%, 4/15/29§	35,000	32,918
Packaging Corp. of America 3.000%, 12/15/29	65,000	58,422
WRKCo., Inc. 3.750%, 3/15/25	65,000	64,295

		155,635

Metals & Mining (0.2%)
Arconic Corp. 6.125%, 2/15/28§	35,000	32,244
Glencore Funding LLC 1.625%, 4/27/26§	40,000	35,390
3.375%, 9/23/51§	30,000	20,646
SunCoke Energy, Inc. 4.875%, 6/30/29§	25,000	20,281

		108,561

Paper & Forest Products (0.0%)†
Glatfelter Corp. 4.750%, 11/15/29§	45,000	31,275

Total Materials		408,426

Real Estate (0.5%)
Equity Real Estate Investment Trusts (REITs) (0.4%)
Alexandria Real Estate Equities, Inc. (REIT) 3.000%, 5/18/51	75,000	50,636
Crown Castle International Corp. (REIT) 3.650%, 9/1/27	65,000	61,221
Invitation Homes Operating Partnership LP (REIT) 2.700%, 1/15/34	75,000	57,887
Iron Mountain, Inc. (REIT) 4.500%, 2/15/31§	15,000	12,244
Park Intermediate Holdings LLC (REIT) 4.875%, 5/15/29§	25,000	21,437
Welltower, Inc. (REIT) 2.050%, 1/15/29	70,000	59,313
XHR LP (REIT) 4.875%, 6/1/29§	45,000	38,250

		300,988

Real Estate Management & Development (0.1%)
Realogy Group LLC 5.750%, 1/15/29§	20,000	15,125
5.250%, 4/15/30§	40,000	29,500

		44,625

Total Real Estate		345,613

Utilities (1.0%)
Electric Utilities (0.6%)
Duke Energy Carolinas LLC 3.550%, 3/15/52	15,000	12,524
Exelon Corp. 4.100%, 3/15/52§	15,000	12,895
Monongahela Power Co. 5.400%, 12/15/43§	80,000	80,538
NRG Energy, Inc. 3.625%, 2/15/31§	40,000	31,332
Pacific Gas and Electric Co. 1.367%, 3/10/23	65,000	64,090
2.500%, 2/1/31	75,000	57,646
PG&E Corp. 5.000%, 7/1/28	40,000	34,262
Southern Co. (The)
Series 21-A
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.750%, 9/15/51 (k)	70,000	59,268
Virginia Electric and Power Co.
Series B 3.750%, 5/15/27	25,000	24,772

		377,327

Gas Utilities (0.2%)
Brooklyn Union Gas Co. (The) 4.487%, 3/4/49§	65,000	55,996
Ferrellgas LP 5.375%, 4/1/26§	15,000	13,031
Suburban Propane Partners LP 5.000%, 6/1/31§	70,000	59,216
Superior Plus LP 4.500%, 3/15/29§	35,000	29,597

		157,840

Independent Power and Renewable Electricity Producers (0.1%)
Calpine Corp. 5.125%, 3/15/28§	25,000	22,153
4.625%, 2/1/29§	10,000	8,300

		30,453

Water Utilities (0.1%)
Essential Utilities, Inc. 2.704%, 4/15/30	70,000	61,016

Total Utilities		626,636

Total Corporate Bonds		9,406,598

Mortgage-Backed Securities (5.5%)
FHLMC UMBS 2.000%, 9/1/51	257,127	225,079
2.000%, 11/1/51	336,492	293,291
3.500%, 6/1/52	298,533	287,785
4.000%, 6/1/52	160,000	158,293

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
FNMA 2.460%, 4/1/32	$115,960	$104,606
FNMA UMBS 3.000%, 4/1/37	138,544	135,482
3.000%, 10/1/46	396,923	377,110
3.000%, 2/1/47	140,566	133,286
3.000%, 12/1/48	153,719	146,046
4.000%, 5/1/49	221,623	221,838
3.500%, 11/1/50	237,857	231,524
2.500%, 2/1/51	143,068	129,590
2.500%, 5/1/51	146,463	132,505
3.500%, 7/1/51	215,570	210,033
2.500%, 1/1/52	194,125	175,216
4.000%, 7/1/52	150,000	148,259
5.000%, 7/1/52	105,000	107,404
GNMA 2.500%, 10/20/51	261,402	238,447
2.500%, 11/20/51	111,202	101,437

Total Mortgage-Backed Securities		3,557,231

U.S. Treasury Obligations (8.4%)
U.S. Treasury Bonds 2.250%, 5/15/41	200,000	167,812
3.250%, 5/15/42	270,000	265,064
1.250%, 5/15/50	1,890,000	1,213,144
2.875%, 5/15/52	330,000	314,274
U.S. Treasury Notes 0.125%, 4/30/23	230,000	224,850
0.125%, 7/31/23	610,000	591,881
0.125%, 8/31/23	130,000	125,811
3.000%, 6/30/24	480,000	480,694
2.875%, 6/15/25	500,000	498,555
0.375%, 11/30/25	260,000	237,737
3.250%, 6/30/27	590,000	596,638
1.250%, 3/31/28	120,000	108,600
3.250%, 6/30/29	450,000	456,117
2.875%, 5/15/32	210,000	208,228

Total U.S. Treasury Obligations		5,489,405

Total Long-Term Debt Securities (39.3%) (Cost $28,627,127)		25,617,284

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.7%)
Interactive Media & Services (2.1%)
Alphabet, Inc., Class A*	437	952,336
Meta Platforms, Inc., Class A*	2,711	437,149

		1,389,485

Media (0.6%)
Comcast Corp., Class A	9,429	369,994

Total Communication Services		1,759,479

Consumer Discretionary (2.5%)
Hotels, Restaurants & Leisure (0.5%)
McDonald’s Corp.	1,380	340,694

Internet & Direct Marketing Retail (1.0%)
Amazon.com, Inc.*	6,000	637,260

Multiline Retail (0.6%)
Dollar General Corp.	1,638	402,031

Specialty Retail (0.4%)
Ross Stores, Inc.	3,644	255,918

Total Consumer Discretionary		1,635,903

Consumer Staples (2.2%)
Beverages (0.7%)
Constellation Brands, Inc., Class A	1,824	425,101

Food & Staples Retailing (0.4%)
Sysco Corp.	2,960	250,742

Household Products (0.6%)
Procter & Gamble Co. (The)	2,827	406,494

Tobacco (0.5%)
Philip Morris International, Inc.	3,370	332,754

Total Consumer Staples		1,415,091

Energy (1.2%)
Oil, Gas & Consumable Fuels (1.2%)
Exxon Mobil Corp.	5,496	470,677
Pioneer Natural Resources Co.	1,371	305,843

Total Energy		776,520

Financials (2.8%)
Banks (1.0%)
Bank of America Corp.	11,294	351,582
Truist Financial Corp.	5,952	282,304

		633,886

Capital Markets (0.8%)
Charles Schwab Corp. (The)	4,584	289,617
Intercontinental Exchange, Inc.	2,430	228,517

		518,134

Consumer Finance (0.3%)
American Express Co.	1,328	184,088

Insurance (0.7%)
Aflac, Inc.	4,995	276,373
Markel Corp.*	168	217,266

		493,639

Total Financials		1,829,747

Health Care (4.3%)
Biotechnology (0.5%)
BioMarin Pharmaceutical, Inc.*	2,390	198,059
Vertex Pharmaceuticals, Inc.*	469	132,160

		330,219

Health Care Equipment & Supplies (1.2%)
Alcon, Inc.	3,882	271,313
Boston Scientific Corp.*	12,827	478,062

		749,375

Health Care Providers & Services (1.7%)
Elevance Health, Inc.	917	442,526
UnitedHealth Group, Inc.	1,263	648,714

		1,091,240

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (0.9%)
AstraZeneca plc (ADR)	7,071	$467,181
Roche Holding AG (ADR)	3,077	128,342

		595,523

Total Health Care		2,766,357

Industrials (2.1%)
Aerospace & Defense (0.6%)
Boeing Co. (The)*	2,699	369,007

Electrical Equipment (0.8%)
AMETEK, Inc.	1,717	188,681
nVent Electric plc	10,465	327,869

		516,550

Machinery (0.4%)
Fortive Corp.	5,259	285,985

Trading Companies & Distributors (0.3%)
Herc Holdings, Inc.	2,402	216,540

Total Industrials		1,388,082

Information Technology (6.3%)
Communications Equipment (0.5%)
Motorola Solutions, Inc.	1,517	317,963

Electronic Equipment, Instruments & Components (0.3%)
Corning, Inc.	6,309	198,797

IT Services (1.2%)
Fidelity National Information Services, Inc.	3,379	309,753
PayPal Holdings, Inc.*	2,563	179,000
Visa, Inc., Class A	1,468	289,034

		777,787

Semiconductors & Semiconductor Equipment (0.4%)
Analog Devices, Inc.	1,566	228,777

Software (2.7%)
Adobe, Inc.*	707	258,804
Microsoft Corp.	5,239	1,345,532
Splunk, Inc.*	1,730	153,036

		1,757,372

Technology Hardware, Storage & Peripherals (1.2%)
Apple, Inc.	5,955	814,168

Total Information Technology		4,094,864

Materials (0.7%)
Chemicals (0.7%)
DuPont de Nemours, Inc.	4,126	229,323
International Flavors & Fragrances, Inc.	2,037	242,648

Total Materials		471,971

Real Estate (0.5%)
Equity Real Estate Investment Trusts (REITs) (0.5%)
American Tower Corp. (REIT)	1,243	317,698

Total Real Estate		317,698

Total Common Stocks (25.3%) (Cost $12,623,023)		16,455,712

INVESTMENT COMPANIES:
Fixed Income (5.6%)
DoubleLine Floating Rate Fund , Class I‡	251,011	2,228,980
DoubleLine Global Bond Fund , Class I‡	169,204	1,450,080

Total Investment Companies (5.6%) (Cost $4,163,017)		3,679,060

SHORT-TERM INVESTMENTS:
Investment Company (1.3%)
JPMorgan Prime Money Market Fund, IM Shares	834,203	834,370

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.8%)
Deutsche Bank Securities, Inc., 1.45%, dated 6/30/22, due 7/1/22, repurchase price $315,438, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $321,733. (xx)	$315,425	315,425
National Bank of Canada, 1.70%, dated 6/30/22, due 7/7/22, repurchase price $200,066, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 11/3/22-2/15/51; total market value $220,561. (xx)	200,000	200,000

Total Repurchase Agreements		515,425

U.S. Treasury Obligations (25.9%)
U.S. Treasury Bills 0.98%, 7/14/22 (p)	1,000,000	999,619
1.60%, 9/8/22 (p)	1,400,000	1,395,662
2.23%, 12/1/22 (p)	2,000,000	1,981,110
2.45%, 12/29/22 (p)	6,700,000	6,617,951
2.50%, 1/26/23 (p)	500,000	492,805
2.50%, 2/23/23 (p)(x)	4,500,000	4,426,723
2.77%, 6/15/23 (p)	1,000,000	973,813

Total U.S. Treasury Obligations		16,887,683

Total Short-Term Investments (28.0%) (Cost $18,376,819)		18,237,478

Total Investments in Securities (98.2%) (Cost $63,789,986)		63,989,534
Other Assets Less Liabilities (1.8%)		1,141,290

Net Assets (100%)		$65,130,824

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2022, the market value of these securities amounted to $5,919,258 or 9.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2022. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2022.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2022.

(p)	Yield to maturity.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $2,958,874. This was collateralized by $2,503,975 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.125%, maturing 7/31/22 - 5/15/51 and by cash of $515,425 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	—	AmericanDepositary Receipt
CAPE	—	CyclicallyAdjusted Price Earnings
FHLMC	—	FederalHome Loan Mortgage Corp.
FNMA	—	FederalNational Mortgage Association
GNMA	—	GovernmentNational Mortgage Association
ICE	—	IntercontinentalExchange
IO	—	InterestOnly
LIBOR	—	LondonInterbank Offered Rate
PO	—	PrincipalOnly
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	SecuredOvernight Financing Rate
STACR	—	StructuredAgency Credit Risk
UMBS	—	UniformMortgage-Backed Securities
USD	—	UnitedStates Dollar

Investments in companies which were affiliates for the six months ended June 30, 2022, were as follows:

Security Description	Shares at June 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Fixed Income
DoubleLine Floating Rate Fund, Class I	251,011	2,394,647	—	—	—	(165,667)	2,228,980	43,008	—
DoubleLine Global Bond Fund, Class I	169,204	2,091,618	—	(400,000)	(39,222)	(202,316)	1,450,080	—	—

Total		4,486,265	—	(400,000)	(39,222)	(367,983)	3,679,060	43,008	—

OTC Total return swap contracts outstanding as of June 30, 2022 (Note 1):

Reference Entity	Payments Made by Portfolio	Payments Received by Portfolio	Frequency of Payments Made/ Received	Counterparty	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation) ($)
Shiller Barclays CAPE US Sector II ER USD Index	0.40% and decrease in total return of index	Increase in total return of index	At termination	Barclays Bank plc	7/11/2022	USD 18,600,000	(1,141,305)

							(1,141,305)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$2,400,777	$—	$2,400,777
Collateralized Mortgage Obligations	—	4,763,273	—	4,763,273
Common Stocks
Communication Services	1,759,479	—	—	1,759,479
Consumer Discretionary	1,635,903	—	—	1,635,903
Consumer Staples	1,415,091	—	—	1,415,091
Energy	776,520	—	—	776,520
Financials	1,829,747	—	—	1,829,747
Health Care	2,766,357	—	—	2,766,357
Industrials	1,388,082	—	—	1,388,082
Information Technology	4,094,864	—	—	4,094,864
Materials	471,971	—	—	471,971
Real Estate	317,698	—	—	317,698
Corporate Bonds
Communication Services	—	1,035,565	—	1,035,565
Consumer Discretionary	—	1,102,345	—	1,102,345
Consumer Staples	—	562,399	—	562,399
Energy	—	927,584	—	927,584
Financials	—	1,924,840	—	1,924,840
Health Care	—	1,049,727	—	1,049,727
Industrials	—	862,509	—	862,509
Information Technology	—	560,954	—	560,954
Materials	—	408,426	—	408,426
Real Estate	—	345,613	—	345,613
Utilities	—	626,636	—	626,636
Investment Companies	3,679,060	—	—	3,679,060
Mortgage-Backed Securities	—	3,557,231	—	3,557,231
Short-Term Investments
Investment Company	834,370	—	—	834,370
Repurchase Agreements	—	515,425	—	515,425
U.S. Treasury Obligations	—	16,887,683	—	16,887,683
U.S. Treasury Obligations	—	5,489,405	—	5,489,405

Total Assets	$20,969,142	$43,020,392	$—	$63,989,534

Liabilities:
Total Return Swaps	$—	(1,141,305)	$—	$(1,141,305)

Total Liabilities	$—	$(1,141,305)	$—	$(1,141,305)

Total	$20,969,142	$41,879,087	$—	$62,848,229

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(1,141,305)

Total		$(1,141,305)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Swaps	Total
Equity contracts	$(2,403,804)	$(2,403,804)

Total	$(2,403,804)	$(2,403,804)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Swaps	Total
Equity contracts	$(1,816,084)	$(1,816,084)

Total	$(1,816,084)	$(1,816,084)

^ This Portfolio held swaps contracts as a substitute for investing in conventional securities.

The Portfolio held swaps contracts with an average notional balance of approximately $20,129,000 during the six months ended June 30, 2022.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2022:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Barclays Bank plc	$1,141,305	$—	$—	$1,141,305

Total	$1,141,305	$—	$—	$1,141,305

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$8,199,279
Long-term U.S. government debt securities	20,825,496

$29,024,775

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$6,727,602
Long-term U.S. government debt securities	21,545,350

$28,272,952

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,643,470
Aggregate gross unrealized depreciation	(5,809,674)

Net unrealized depreciation	$(1,166,204)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$64,014,433

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers(Cost $4,163,017)	$3,679,060
Unaffiliated Issuers (Cost $59,111,544)	59,795,049
Repurchase Agreements (Cost $515,425)	515,425
Cash	2,822,666
Dividends, interest and other receivables	181,481
Receivable for securities sold	94,133
Receivable for Portfolio shares sold	48,806
Securities lending income receivable	6,377
Other assets	780

Total assets	67,143,777

LIABILITIES
Market value on OTC swap contracts	1,141,305
Payable for return of collateral on securities loaned	515,425
Payable for forward settling transactions	106,628
Payable for securities purchased	87,518
Payable for Portfolio shares redeemed	56,862
Investment management fees payable	32,422
Distribution fees payable – Class IB	13,027
Administrative fees payable	5,042
Payable to Adviser	2,168
Accrued expenses	52,556

Total liabilities	2,012,953

NET ASSETS	$65,130,824

Net assets were comprised of:
Paid in capital	$68,050,374
Total distributable earnings (loss)	(2,919,550)

Net assets	$65,130,824

Class IB
Net asset value, offering and redemption price per share, $62,124,056 / 5,647,319 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.00

Class K
Net asset value, offering and redemption price per share, $3,006,768 / 272,809 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.02

(x)	Includes value of securities on loan of $2,958,874.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Interest	$330,590
Dividends ($43,008 of dividend income received from affiliates) (net of $1,223 foreign withholding tax)	179,528
Securities lending (net)	8,447

Total income	518,565

EXPENSES
Investment management fees	266,344
Distribution fees – Class IB	84,809
Professional fees	34,269
Administrative fees	32,497
Custodian fees	11,628
Printing and mailing expenses	9,307
Trustees’ fees	1,096
Miscellaneous	3,504

Gross expenses	443,454
Less: Waiver from investment manager	(34,354)

Net expenses	409,100

NET INVESTMENT INCOME (LOSS)	109,465

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($(39,222) realized gain (loss) from affiliates)	(143,180)
Swaps	(2,403,804)

Net realized gain (loss)	(2,546,984)

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(367,983) of change in unrealized appreciation (depreciation) from affiliates)	(7,870,883)
Swaps	(1,816,084)

Net change in unrealized appreciation (depreciation)	(9,686,967)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(12,233,951)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(12,124,486)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$109,465	$440,677
Net realized gain (loss)	(2,546,984)	5,297,575
Net change in unrealized appreciation (depreciation)	(9,686,967)	1,162,174

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(12,124,486)	6,900,426

Distributions to shareholders:
Class IB	—	(5,609,792)
Class K	—	(268,291)

Total distributions to shareholders	—	(5,878,083)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 525,470 and 989,372 shares, respectively ]	6,366,601	13,278,819
Capital shares issued in reinvestment of dividends and distributions [ 0 and 431,035 shares, respectively ]	—	5,609,792
Capital shares repurchased [ (522,849) and (797,707) shares, respectively ]	(6,278,916)	(10,776,573)

Total Class IB transactions	87,685	8,112,038

Class K
Capital shares sold [ 15,765 and 164,576 shares, respectively ]	189,958	2,218,361
Capital shares issued in reinvestment of dividends and distributions [ 0 and 20,605 shares, respectively ]	—	268,291
Capital shares repurchased [ (3,246) and (72,250) shares, respectively ]	(40,687)	(981,030)

Total Class K transactions	149,271	1,505,622

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	236,956	9,617,660

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,887,530)	10,640,003
NET ASSETS:
Beginning of period	77,018,354	66,378,351

End of period	$65,130,824	$77,018,354

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021		2020		2019		2018		2017
Net asset value, beginning of period	$13.04		$12.84		$11.88		$10.60		$11.51		$11.10

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02		0.08		0.12		0.20		0.18		0.06	(x)
Net realized and unrealized gain (loss)	(2.06)		1.20		1.42		1.71		(0.63)		1.00

Total from investment operations	(2.04)		1.28		1.54		1.91		(0.45)		1.06

Less distributions:
Dividends from net investment income	—		(0.08)		(0.12)		(0.24)		(0.19)		(0.07)
Distributions from net realized gains	—		(1.00)		(0.46)		(0.39)		(0.27)		(0.58)

Total dividends and distributions	—		(1.08)		(0.58)		(0.63)		(0.46)		(0.65)

Net asset value, end of period	$11.00		$13.04		$12.84		$11.88		$10.60		$11.51

Total return (b)	(15.64)%		10.10%		13.10%		18.14%		(4.10)%		9.53%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$62,124		$73,621		$64,486		$51,439		$41,616		$44,809
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.16	%(j)	1.16	%(j)	1.16	%(j)	1.16	%(j)	1.19	%(k)	1.05%
Before waivers and reimbursements (a)(f)	1.26%		1.26%		1.32%		1.36%		1.28%		1.61%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.30%		0.60%		1.01%		1.69%		1.57%		0.50	%(x)
Before waivers and reimbursements (a)(f)	0.20%		0.51%		0.85%		1.49%		1.49%		(0.06	)%(x)
Portfolio turnover rate^	57	%(z)	131%		135%		67%		83%		175	%(h)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021		2020		2019		2018		2017
Net asset value, beginning of period	$13.05		$12.84		$11.88		$10.60		$11.51		$11.10

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03		0.11		0.15		0.23		0.21		0.14	(x)
Net realized and unrealized gain (loss)	(2.06)		1.21		1.42		1.71		(0.63)		0.95

Total from investment operations	(2.03)		1.32		1.57		1.94		(0.42)		1.09

Less distributions:
Dividends from net investment income	—		(0.11)		(0.15)		(0.27)		(0.22)		(0.10)
Distributions from net realized gains	—		(1.00)		(0.46)		(0.39)		(0.27)		(0.58)

Total dividends and distributions	—		(1.11)		(0.61)		(0.66)		(0.49)		(0.68)

Net asset value, end of period	$11.02		$13.05		$12.84		$11.88		$10.60		$11.51

Total return (b)	(15.56)%		10.42%		13.36%		18.41%		(3.86)%		9.79%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,007		$3,397		$1,893		$882		$11,891		$12,637
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.91	%(j)	0.91	%(j)	0.91	%(j)	0.91	%(j)	0.94	%(k)	0.81%
Before waivers and reimbursements (a)(f)	1.01%		1.00%		1.08%		1.03%		1.03%		1.49%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.54%		0.84%		1.25%		2.00%		1.82%		1.19	%(x)
Before waivers and reimbursements (a)(f)	0.44%		0.75%		1.09%		1.87%		1.74%		0.52	%(x)
Portfolio turnover rate^	57	%(z)	131%		135%		67%		83%		175	%(h)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	Change in investment strategy resulted in higher portfolio turnover.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.20% for Class IB and 0.95% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.24% for Class IB and 0.99% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Asset-Backed Securities	17.6%
U.S. Treasury Obligations	16.3
Mortgage-Backed Securities	12.2
Collateralized Mortgage Obligations	11.4
Commercial Mortgage-Backed Securities	7.7
Investment Companies	6.1
Financials	5.6
Utilities	3.7
Energy	2.9
Industrials	2.4
Foreign Government Securities	2.2
Communication Services	1.9
Consumer Discretionary	1.8
Investment Company	1.5
Health Care	1.4
Materials	1.3
Information Technology	1.2
Real Estate	1.1
Consumer Staples	1.0
Repurchase Agreements	0.6
Municipal Bonds	0.0 #
Cash and Other	0.1

100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$893.60	$4.17
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.39	4.45
Class K
Actual	1,000.00	895.60	3.00
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.63	3.20

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.89% and 0.64%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (17.6%)
AASET US Ltd.,
Series 2018-1A A 3.844%, 1/16/38§	$556,947	$375,041
ABFC Trust,
Series 2007-WMC1 A1A 2.874%, 6/25/37 (l)	2,783,309	2,175,070
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-ASP5 A2D 2.144%, 10/25/36 (l)	2,356,580	888,271
AIMCO CLO,
Series 2018-AA D 3.594%, 4/17/31 (l)§	500,000	448,074
Aligned Data Centers Issuer LLC,
Series 2021-1A A2 1.937%, 8/15/46§	1,250,000	1,104,757
Series 2021-1A B 2.482%, 8/15/46§	1,000,000	911,463
American Airlines Pass-Through Trust,
Series 2015-1 B 3.700%, 5/1/23	2,050,383	1,976,160
Amortizing Residential Collateral Trust,
Series 2002-BC10 M1 3.124%, 1/25/33 (l)	1,983,142	1,926,258
AMSR Trust,
Series 2019-SFR1 E 3.471%, 1/19/39§	3,400,000	3,059,322
Apidos CLO XII,
Series 2013-12A DR 3.644%, 4/15/31 (l)§	500,000	433,494
Ares XXVIIIR CLO Ltd.,
Series 2018-28RA C 3.194%, 10/17/30 (l)§	500,000	472,282
Atrium IX,
Series 9A DR 5.198%, 5/28/30 (l)§	500,000	469,194
Babson CLO Ltd.,
Series 2015-IA DR 3.663%, 1/20/31 (l)§	500,000	423,428
Bain Capital Credit CLO Ltd.,
Series 2017-2A DR2 4.284%, 7/25/34 (l)§	1,000,000	945,177
Series 2020-5A D 4.613%, 1/20/32 (l)§	1,000,000	933,865
Barings CLO Ltd.,
Series 2015-2A DR 4.013%, 10/20/30 (l)§	500,000	444,030
Series 2017-1A D 4.644%, 7/18/29 (l)§	500,000	486,483
Series 2019-1A DR 4.694%, 4/15/36 (l)§	500,000	476,570
Series 2019-2A CR 4.444%, 4/15/36 (l)§	500,000	466,397
Series 2020-1A DR 4.244%, 10/15/36 (l)§	1,000,000	940,440
Blackbird Capital Aircraft,
Series 2021-1A B 3.446%, 7/15/46§	1,877,164	1,513,932
Canyon Capital CLO Ltd.,
Series 2014-1A CR 4.036%, 1/30/31 (l)§	500,000	420,210
Series 2017-1A DR 4.044%, 7/15/30 (l)§	500,000	453,541
Series 2021-1A D 4.144%, 4/15/34 (l)§	500,000	453,739
Carlyle Global Market Strategies CLO Ltd.,
Series 2016-3A DRR 4.363%, 7/20/34 (l)§	1,000,000	920,475
Carlyle US CLO Ltd.,
Series 2021-1A D 7.044%, 4/15/34 (l)§	500,000	423,160
Castlelake Aircraft Structured Trust,
Series 2019-1A A 3.967%, 4/15/39§	308,363	272,026
Series 2021-1A B 6.656%, 1/15/46§	1,461,298	1,208,671
Cathedral Lake VIII Ltd.,
Series 2021-8A C 3.683%, 1/20/35 (l)§	500,000	462,261
Series 2021-8A D1 4.483%, 1/20/35 (l)§	1,000,000	908,278
CHCP Ltd.,
Series 2021-FL1 C 3.548%, 2/15/38 (l)§	550,000	526,726
CIFC Funding Ltd.,
Series 2015-4A CR2 4.063%, 4/20/34 (l)§	1,000,000	920,967
Series 2017-1A D 4.598%, 4/23/29 (l)§	1,000,000	948,794
CLI Funding VIII LLC,
Series 2021-1A A 1.640%, 2/18/46§	866,310	770,303
Cook Park CLO Ltd.,
Series 2018-1A C 2.794%, 4/17/30 (l)§	1,000,000	933,607
Series 2018-1A D 3.644%, 4/17/30 (l)§	500,000	439,086
Crown Point CLO IV Ltd.,
Series 2018-4A C 2.963%, 4/20/31 (l)§	500,000	466,876
DataBank Issuer,
Series 2021-1A A2 2.060%, 2/27/51§	500,000	444,322
Series 2021-1A B 2.650%, 2/27/51§	1,500,000	1,357,837
Dryden 40 Senior Loan Fund,
Series 2015-40A DR 4.511%, 8/15/31 (l)§	500,000	469,310
Dryden 41 Senior Loan Fund,
Series 2015-41A DR 3.644%, 4/15/31 (l)§	500,000	436,102
Dryden 43 Senior Loan Fund,
Series 2016-43A DR3 4.313%, 4/20/34 (l)§	500,000	461,333
Dryden 57 CLO Ltd.,
Series 2018-57A D 3.961%, 5/15/31 (l)§	500,000	440,326
Dryden 87 CLO Ltd.,
Series 2021-87A D 4.428%, 5/20/34 (l)§	500,000	452,707
Elevation CLO Ltd.,
Series 2013-1A BR2 4.661%, 8/15/32 (l)§	1,250,000	1,198,054
FMC GMSR Issuer Trust,
Series 2020-GT1 A 4.450%, 1/25/26 (l)§	2,000,000	1,843,106

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Fremont Home Loan Trust,
Series 2006-D 1A1 1.764%, 11/25/36 (l)	$5,099,325	$3,187,796
Galaxy XVIII CLO Ltd.,
Series 2018-28A D 4.044%, 7/15/31 (l)§	500,000	431,721
Generate CLO 2 Ltd.,
Series 2A CR 2.986%, 1/22/31 (l)§	500,000	466,504
Gilbert Park CLO Ltd.,
Series 2017-1A D 3.994%, 10/15/30 (l)§	500,000	465,317
Goldentree Loan Management US CLO 3 Ltd.,
Series 2018-3A D 3.913%, 4/20/30 (l)§	1,500,000	1,368,702
Goodgreen Trust,
Series 2020-1A A 2.630%, 4/15/55§	359,867	326,365
Invitation Homes Trust,
Series 2018-SFR1 C 2.773%, 3/17/37 (l)§	739,894	730,419
ITE Rail Fund Levered LP,
Series 2021-3A A 2.210%, 6/28/51§	478,495	428,899
Jersey Mike’s Funding,
Series 2019-1A A2 4.433%, 2/15/50§	995,000	951,218
JOL Air Ltd.,
Series 2019-1 A 3.967%, 4/15/44§	395,593	349,625
Kestrel Aircraft Funding Ltd.,
Series 2018-1A A 4.250%, 12/15/38§	715,718	628,353
LCM 28 Ltd.,
Series 28A D 4.013%, 10/20/30 (l)§	500,000	417,484
LCM XXI LP,
Series 21A DR 3.863%, 4/20/28 (l)§	500,000	473,612
Long Point Park CLO Ltd.,
Series 2017-1A C 3.444%, 1/17/30 (l)§	500,000	435,779
MACH 1 Cayman Ltd.,
Series 2019-1 A 3.474%, 10/15/39§	1,044,153	947,024
Madison Park Funding LII Ltd.,
Series 2021-52A D 4.286%, 1/22/35 (l)§	500,000	452,163
Madison Park Funding XI Ltd.,
Series 2013-11A DR 4.434%, 7/23/29 (l)§	500,000	461,383
Madison Park Funding XIV Ltd.,
Series 2014-14A DRR 4.086%, 10/22/30 (l)§	500,000	473,837
Madison Park Funding XX Ltd.,
Series 2016-20A DR 4.225%, 7/27/30 (l)§	900,000	828,706
Magnetite XXIII Ltd.,
Series 2019-23A DR 4.234%, 1/25/35 (l)§	500,000	462,655
Magnetite XXXI Ltd.,
Series 2021-31A E 7.044%, 7/15/34 (l)§	500,000	437,469
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE4 A2C 1.924%, 7/25/37 (l)	5,404,717	1,458,750
MidOcean Credit CLO III,
Series 2014-3A BR 2.898%, 4/21/31 (l)§	1,000,000	941,619
Mosaic Solar Loan Trust,
Series 2018-1A A 4.010%, 6/22/43§	195,714	192,028
Series 2018-2GS A 4.200%, 2/22/44§	309,543	298,194
Series 2019-2A B 3.280%, 9/20/40§	286,694	273,674
Nassau Ltd.,
Series 2018-IA A 2.194%, 7/15/31 (l)§	500,000	485,951
NBC Funding LLC,
Series 2021-1 A2 2.989%, 7/30/51§	1,364,688	1,203,951
Neighborly Issuer LLC,
Series 2021-1A A2 3.584%, 4/30/51§	4,950,000	4,335,084
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A DR 3.913%, 7/20/31 (l)§	1,000,000	932,060
NP SPE II LLC,
Series 2017-1A A1 3.372%, 10/21/47§	384,620	366,337
Octagon 53 Ltd.,
Series 2021-1A E 7.544%, 4/15/34 (l)§	1,000,000	867,289
Octagon Investment Partners 31 LLC,
Series 2017-1A DR 4.463%, 7/20/30 (l)§	500,000	453,552
Octagon Investment Partners 34 Ltd.,
Series 2017-1A D 3.563%, 1/20/30 (l)§	500,000	429,286
OHA Credit Funding 1 Ltd.,
Series 2018-1A D 4.113%, 10/20/30 (l)§	500,000	471,287
OHA Credit Funding 5 Ltd.,
Series 2020-5A E 7.294%, 4/18/33 (l)§	1,000,000	885,849
Option One Mortgage Loan Trust,
Series 2006-1 M2 2.194%, 1/25/36 (l)	3,164,000	2,615,931
Ownit Mortgage Loan Trust,
Series 2006-3 M1 2.119%, 3/25/37 (l)	2,288,621	2,298,453
Primrose Funding LLC,
Series 2019-1A A2 4.475%, 7/30/49§	975,000	921,219
Sapphire Aviation Finance II Ltd.,
Series 2020-1A A 3.228%, 3/15/40§	391,269	342,499
Sound Point CLO XXIV,
Series 2019-3A DR 4.684%, 10/25/34 (l)§	500,000	452,509
Sound Point CLO XXVI Ltd.,
Series 2020-1A DR 4.413%, 7/20/34 (l)§	500,000	464,529

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Sound Point CLO XXXII Ltd.,
Series 2021-4A D 4.584%, 10/25/34 (l)§	$500,000	$462,946
Stack Infrastructure Issuer LLC,
Series 2019-2A A2 3.080%, 10/25/44§	500,000	495,491
Series 2020-1A A2 1.893%, 8/25/45§	500,000	459,517
Sunnova Helios II Issuer LLC,
Series 2021-A A 1.800%, 2/20/48§	658,838	598,944
Series 2021-B B 2.010%, 7/20/48§	591,024	517,032
Sunnova Sol II Issuer LLC,
Series 2020-2A A 2.730%, 11/1/55§	723,936	671,147
Sunrun Atlas Issuer LLC,
Series 2019-2 A 3.610%, 2/1/55§	466,424	423,351
TAL Advantage VII LLC,
Series 2020-1A A 2.050%, 9/20/45§	326,500	294,288
Textainer Marine Containers VII Ltd.,
Series 2020-2A A 2.100%, 9/20/45§	416,989	376,875
THL Credit Wind River CLO Ltd.,
Series 2014-2A DR 3.944%, 1/15/31 (l)§	500,000	446,383
Series 2014-2A ER 6.794%, 1/15/31 (l)§	500,000	403,227
Series 2017-3A DR 4.894%, 4/15/35 (l)§	1,000,000	945,838
Series 2018-1A B 2.694%, 7/15/30 (l)§	2,000,000	1,906,050
Series 2018-1A D 3.944%, 7/15/30 (l)§	500,000	447,561
Series 2018-1A E 6.544%, 7/15/30 (l)§	500,000	420,517
Thunderbolt Aircraft Lease Ltd.,
Series 2017-A A 4.212%, 5/17/32 (e)§	550,370	473,175
Triton Container Finance VIII LLC,
Series 2020-1A A 2.110%, 9/20/45§	425,625	376,553
Series 2021-1A A 1.860%, 3/20/46§	893,750	777,834
TRP-TRIP Rail Master Funding LLC,
Series 2021-2 A 2.150%, 6/19/51§	482,315	432,481
United Airlines Pass-Through Trust,
Series 2016-1 B 3.650%, 1/7/26	384,115	352,051
Upland CLO Ltd.,
Series 2016-1A CR 3.963%, 4/20/31 (l)§	1,000,000	863,367
Vantage Data Centers LLC,
Series 2020-2A A2 1.992%, 9/15/45§	250,000	218,140
Venture XVIII CLO Ltd.,
Series 2014-18A BR 2.694%, 10/15/29 (l)§	500,000	483,046
VERDE CLO Ltd.,
Series 2019-1A DR 4.294%, 4/15/32 (l)§	1,000,000	903,890
Verus Securitization Trust,
Series 2020-NPL1 A1 3.598%, 8/25/50 (e)§	48,511	48,453
Vivint Solar Financing V LLC,
Series 2018-1A A 4.730%, 4/30/48§	930,140	886,973
VOLT CVI LLC,
Series 2021-NP12 A1 2.734%, 12/26/51 (e)§	2,893,544	2,719,509
Voya CLO Ltd.,
Series 2014-4A DR 6.988%, 7/14/31 (l)§	1,000,000	787,167
Series 2017-3A CR 4.213%, 4/20/34 (l)§	1,500,000	1,318,313
WAVE LLC,
Series 2019-1 A 3.597%, 9/15/44§	843,915	688,054
Wind River CLO Ltd.,
Series 2014-3A DR2 4.536%, 10/22/31 (l)§	1,500,000	1,317,480
York CLO 1 Ltd.,
Series 2014-1A CRR 3.236%, 10/22/29 (l)§	1,000,000	954,514

Total Asset-Backed Securities		96,386,774

Collateralized Mortgage Obligations (11.4%)
Ajax Mortgage Loan Trust,
Series 2020-D A 2.250%, 6/25/60 (e)§	702,135	667,597
Alternative Loan Trust,
Series 2005-69 A1 1.476%, 12/25/35 (l)	1,166,481	1,074,113
Series 2006-19CB A15 6.000%, 8/25/36	181,955	122,595
Series 2006-6CB 2A10 6.000%, 5/25/36	1,671,975	824,956
Asset-Backed Certificates Trust,
Series 2006-IM1 A2 2.104%, 4/25/36 (l)	863,311	746,488
Banc of America Funding Trust,
Series 2005-6 1A8 6.000%, 10/25/35	235,960	205,903
Series 2007-5 3A1 6.000%, 7/25/37	1,843,089	1,496,982
Banc of America Mortgage Trust,
Series 2007-3 2A8 7.000%, 9/25/37	2,247,548	1,973,961
CHL Mortgage Pass-Through Trust,
Series 2006-21 A2 6.000%, 2/25/37	1,825,058	1,055,035
Series 2006-J4 A5 6.250%, 9/25/36	307,873	146,811
Series 2007-14 A18 6.000%, 9/25/37	1,545,778	947,818
Series 2007-HY1 1A1 2.773%, 4/25/37 (l)	188,299	173,291
Series 2007-HY1 2A1 3.350%, 3/25/37 (l)	78,075	75,731
Citigroup Mortgage Loan Trust,
Series 2006-AR2 1A2 2.756%, 3/25/36 (l)	131,319	122,876
Series 2006-AR7 2A3A 2.826%, 11/25/36 (l)	237,497	219,759

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
CitiMortgage Alternative Loan Trust,
Series 2007-A2 1A4 6.000%, 2/25/37	$1,207,451	$1,088,821
Connecticut Avenue Securities Trust,
Series 2022-R02 2M2 3.926%, 1/25/42 (l)§	2,500,000	2,304,569
CSMC Mortgage-Backed Trust,
Series 2006-5 3A1 6.500%, 6/25/36	5,265,632	1,377,667
FHLMC,
Series 3998 AZ 4.000%, 2/15/42	1,356,655	1,355,734
Series 4050 ND 2.500%, 9/15/41	259,329	256,459
Series 4076 QD 2.500%, 11/15/41	251,611	247,425
Series 4471 GA 3.000%, 2/15/44	259,810	254,649
Series 4483 CA 3.000%, 6/15/44	125,504	123,175
Series 4745 EC 3.000%, 12/15/44	188,899	187,627
FHLMC STACR Debt Notes,
Series 2022-DNA2 M1B 3.326%, 2/25/42 (l)§	1,000,000	922,669
FHLMC STACR REMIC Trust,
Series 2022-DNA3 M1B 3.826%, 4/25/42 (l)§	2,800,000	2,632,077
Figure Line of Credit Trust,
Series 2020-1 A 4.040%, 9/25/49 (l)§	815,224	792,382
FNMA,
Series 2013-18 CD 1.500%, 10/25/27	275,162	268,989
Series 2013-54 NP 2.500%, 3/25/43	489,091	473,627
Series 2015-42 CA 3.000%, 3/25/44	358,910	352,050
Series 2017-46 ZL 3.500%, 6/25/57	3,344,366	3,099,860
Series 2018-44 PZ 3.500%, 6/25/48	2,018,439	1,966,507
Series 2021-48 NS 2.724%, 8/25/51IO (l)	2,294,393	150,199
Series 2022-17 ZG 2.500%, 1/25/52	3,012,513	2,093,501
Series 2022-40 AZ 2.000%, 8/25/50	6,500,000	4,798,286
GNMA,
Series 2020-188 2.000%, 12/20/50IO	2,954,606	309,509
Series 2021-117 ID 3.500%, 6/20/51IO	1,844,728	209,969
GreenPoint Mortgage Funding Trust,
Series 2007-AR2 1A3 1.864%, 4/25/47 (l)	2,669,803	2,441,681
HomeBanc Mortgage Trust,
Series 2005-4 M4 2.599%, 10/25/35 (l)	7,066,300	6,145,849
Imperial Fund Mortgage Trust,
Series 2021-NQM4 M1 3.446%, 1/25/57 (l)§	1,500,000	1,223,635
PRPM LLC,
Series 2021-10 A1 2.487%, 10/25/26 (e)§	1,727,846	1,633,663
Series 2021-2 A2 3.770%, 3/25/26 (l)§	3,100,000	2,906,783
RALI Trust,
Series 2006-QS17 A7 6.000%, 12/25/36	1,582,774	1,380,847
Series 2007-QS8 A10 6.000%, 6/25/37	1,028,973	889,902
RBSGC Mortgage Loan Trust,
Series 2005-A 3A 6.000%, 4/25/35	1,606,711	841,869
RFMSI Trust,
Series 2006-S6 A14 6.000%, 7/25/36	147,696	128,315
Seasoned Credit Risk Transfer Trust,
Series 2018-2 HV 3.000%, 11/25/57 (l)	2,174,634	2,083,971
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS 1A2A 2.504%, 10/25/35 (l)	1,110,353	1,027,111
Suntrust Alternative Loan Trust,
Series 2005-1F 2A8 6.000%, 12/25/35	141,821	131,616
Towd Point Mortgage Trust,
Series 2019-1 M1 3.659%, 3/25/58 (l)§	2,500,000	2,247,937
Verus Securitization Trust,
Series 2020-4 M1 3.291%, 5/25/65 (l)§	1,200,000	1,150,286
Series 2021-3 M1 2.397%, 6/25/66 (l)§	2,500,000	1,921,288
Wells Fargo Alternative Loan Trust,
Series 2007-PA2 1A1 6.000%, 6/25/37	150,375	137,963
Series 2007-PA6 A1 2.895%, 12/28/37 (l)	1,132,282	1,067,377

Total Collateralized Mortgage Obligations		62,479,760

Commercial Mortgage-Backed Securities (7.7%)
BAMLL Commercial Mortgage Securities Trust,
Series 2016-ISQ C 3.727%, 8/14/34 (l)§	516,000	474,032
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7 C 4.486%, 9/15/48 (l)	886,000	808,933
BANK,
Series 2017-BNK5 B 3.896%, 6/15/60 (l)	557,000	520,782
Series 2017-BNK5 C 4.346%, 6/15/60 (l)	600,000	551,536
Series 2021-BN37 C 3.212%, 11/15/64 (l)	412,000	334,829
Series 2022-BNK39 AS 3.181%, 2/15/55	698,000	566,262
Series 2022-BNK39 E 2.500%, 2/15/55§	174,000	110,057
BBCMS Mortgage Trust,
Series 2018-TALL F 4.559%, 3/15/37 (l)§	550,000	452,662
Series 2020-C6 F5TC 3.811%, 2/15/53 (l)§	644,000	490,391

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2021-C12 XD 1.152%, 11/15/54 IO (l)§	$9,899,000	$783,831
Benchmark Mortgage Trust,
Series 2018-B2 C 4.334%, 2/15/51 (l)	803,000	730,990
Series 2021-B23 XA 1.381%, 2/15/54 IO (l)	4,869,095	366,635
Series 2022-B32 AS 3.528%, 1/15/55 (l)	650,000	574,543
BPR Trust,
Series 2022-OANA A 3.177%, 4/15/37 (l)§	1,000,000	981,051
BX Commercial Mortgage Trust,
Series 2021-21M H 5.334%, 10/15/36 (l)§	898,000	838,254
Series 2021-VOLT F 3.724%, 9/15/36 (l)§	913,000	851,736
Series 2021-XL2 E 3.170%, 10/15/38 (l)§	847,584	794,533
BX Trust,
Series 2019-OC11 D 4.075%, 12/9/41 (l)§	517,000	450,534
Series 2019-OC11 E 4.075%, 12/9/41 (l)§	458,000	368,500
Series 2021-VIEW C 3.674%, 6/15/36 (l)§	601,000	580,211
Series 2021-VIEW D 4.224%, 6/15/36 (l)§	601,000	572,691
Cantor Commercial Real Estate Lending,
Series 2019-CF1 65C 4.123%, 5/15/52 (l)§	502,000	457,442
CFCRE Commercial Mortgage Trust,
Series 2016-C6 B 3.804%, 11/10/49	900,000	830,266
Series 2017-C8 B 4.199%, 6/15/50 (l)	514,000	495,678
Citigroup Commercial Mortgage Trust,
Series 2016-GC36 B 4.908%, 2/10/49 (l)	504,000	484,790
Series 2016-P4 XA 2.054%, 7/10/49 IO (l)	675,095	38,945
Series 2017-C4 B 4.096%, 10/12/50 (l)	343,000	317,513
Series 2019-GC41 B 3.199%, 8/10/56	276,000	240,009
Series 2020-420K D 3.422%, 11/10/42 (l)§	350,000	274,293
Series 2020-420K E 3.422%, 11/10/42 (l)§	350,000	258,690
Series 2020-555 F 3.620%, 12/10/41 (l)§	364,000	266,500
Series 2020-555 G 3.620%, 12/10/41 (l)§	364,000	241,147
Series 2020-GC46 B 3.150%, 2/15/53 (l)	401,000	343,982
Commercial Mortgage Trust,
Series 2013-CR10 XA 0.865%, 8/10/46 IO (l)	1,242,697	8,007
Series 2014-CR16 C 5.082%, 4/10/47 (l)	900,000	872,850
Series 2015-CR25 B 4.679%, 8/10/48 (l)	675,000	657,693
Series 2015-CR26 XA 1.059%, 10/10/48 IO (l)	1,097,854	25,814
Series 2015-DC1 C 4.441%, 2/10/48 (l)	100,000	93,722
Series 2016-DC2 XA 1.102%, 2/10/49 IO (l)	766,720	21,121
Series 2020-CX D 2.773%, 11/10/46 (l)§	900,000	707,034
CSAIL Commercial Mortgage Trust,
Series 2015-C1 XA 0.962%, 4/15/50 IO (l)	1,309,305	21,005
Series 2016-C6 B 3.924%, 1/15/49 (l)	485,000	456,501
Series 2018-C14 C 5.087%, 11/15/51 (l)	640,000	594,296
CSMC Trust,
Series 2021-B33 B 3.766%, 10/10/43 (l)§	679,000	574,013
Series 2021-B33 C 3.766%, 10/10/43 (l)§	228,000	185,354
Great Wolf Trust,
Series 2019-WOLF F 4.455%, 12/15/36 (l)§	478,000	435,599
GS Mortgage Securities Corp. II,
Series 2013-GC10 XA 1.606%, 2/10/46 IO (l)	1,050,020	3,684
GS Mortgage Securities Corp. Trust,
Series 2018-RIVR C 2.574%, 7/15/35 (l)§	272,000	260,863
GS Mortgage Securities Trust,
Series 2014-GC26 D 4.672%, 11/10/47 (l)§	197,000	137,873
Series 2015-GS1 B 4.238%, 11/10/48 (l)	582,000	544,180
Series 2016-GS2 B 3.759%, 5/10/49 (l)	644,000	611,014
Series 2017-GS6 B 3.869%, 5/10/50	515,000	481,768
HPLY Trust,
Series 2019-HIT F 4.474%, 11/15/36 (l)§	400,365	368,491
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1 XA 1.051%, 1/15/49 IO (l)	644,944	16,586
Series 2020-LOOP E 3.990%, 12/5/38 (l)§	345,000	277,573
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23 D 4.133%, 9/15/47 (l)§	370,000	335,979
Series 2015-C27 D 3.944%, 2/15/48 (l)§	347,000	292,868
Series 2015-C32 C 4.806%, 11/15/48 (l)	91,000	68,931
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6 C 3.868%, 7/15/50 (l)	800,000	709,081
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 AS 3.484%, 6/15/49	800,000	750,916
Series 2016-C2 XA 1.705%, 6/15/49 IO (l)	787,424	31,234
LCCM Trust,
Series 2017-LC26 C 4.706%, 7/12/50§	400,000	360,625

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
LSTAR Commercial Mortgage Trust,
Series 2016-4 C 4.739%, 3/10/49 (l)§	$72,000	$68,645
Med Trust,
Series 2021-MDLN D 3.325%, 11/15/38 (l)§	280,000	265,276
MF1 Ltd.,
Series 2020-FL3 AS 4.243%, 7/15/35 (l)§	505,000	495,659
MKT Mortgage Trust,
Series 2020-525M E 3.039%, 2/12/40 (l)§	275,000	214,987
Series 2020-525M F 3.039%, 2/12/40 (l)§	275,000	189,732
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19 C 4.000%, 12/15/47	125,000	117,623
Series 2016-C31 B 3.880%, 11/15/49 (l)	871,000	805,404
Series 2017-C33 B 4.105%, 5/15/50	753,000	711,516
Morgan Stanley Capital I,
Series 2017-HR2 C 4.362%, 12/15/50 (l)	845,000	768,893
Morgan Stanley Capital I Trust,
Series 2015-UBS8 XA 1.014%, 12/15/48 IO (l)	976,593	23,100
Series 2016-UB11 XA 1.632%, 8/15/49 IO (l)	847,334	36,603
Series 2019-H7 C 4.128%, 7/15/52	850,000	750,370
Series 2021-L7 XD 1.038%, 10/15/54 IO (l)§	11,180,000	765,758
SG Commercial Mortgage Securities Trust,
Series 2016-C5 XA 2.061%, 10/10/48 IO (l)	568,154	27,082
SLG Office Trust,
Series 2021-OVA E 2.851%, 7/15/41§	603,000	464,015
Series 2021-OVA F 2.851%, 7/15/41§	603,000	443,480
TTAN,
Series 2021-MHC F 4.224%, 3/15/38 (l)§	879,755	811,515
UBS Commercial Mortgage Trust,
Series 2017-C1 B 4.036%, 6/15/50	1,336,000	1,227,285
Series 2017-C2 C 4.295%, 8/15/50 (l)	800,000	728,712
Series 2017-C6 B 4.154%, 12/15/50 (l)	343,000	323,319
Series 2017-C7 C 4.731%, 12/15/50 (l)	1,009,000	937,418
Series 2018-C10 C 5.224%, 5/15/51 (l)	640,000	600,103
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5 D 4.206%, 3/10/46 (l)§	499,000	363,623
Velocity Commercial Capital Loan Trust,
Series 2019-1 M1 3.940%, 3/25/49 (l)§	607,628	570,984
Series 2019-1 M2 4.010%, 3/25/49 (l)§	254,229	241,592
Series 2019-1 M3 4.120%, 3/25/49 (l)§	221,606	206,304
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30 XA 1.033%, 9/15/58 IO (l)	6,566,474	150,923
Series 2015-C31 C 4.754%, 11/15/48 (l)	105,000	97,854
Series 2015-P2 XA 1.088%, 12/15/48 IO (l)	654,485	17,211
Series 2016-C32 C 4.881%, 1/15/59 (l)	51,000	47,452
Series 2016-C35 B 3.438%, 7/15/48	533,000	494,645
Series 2016-NXS6 B 3.811%, 11/15/49	750,000	699,333
Series 2016-NXS6 XA 1.766%, 11/15/49 IO (l)	776,617	36,150
Series 2017-RC1 XA 1.625%, 1/15/60 IO (l)	902,480	48,619
Series 2019-C50 C 4.345%, 5/15/52	412,000	359,497
Series 2020-C57 XA 2.222%, 8/15/53 IO (l)	3,618,784	455,020
Series 2020-C58 B 2.704%, 7/15/53	800,000	667,258
WFRBS Commercial Mortgage Trust,
Series 2014-C21 XA 1.167%, 8/15/47 IO (l)	2,026,140	32,065
Series 2014-C23 D 4.149%, 10/15/57 (l)§	517,000	464,624

Total Commercial Mortgage-Backed Securities		42,086,572

Convertible Bond (0.0%)†
Communication Services (0.0%)†
Wireless Telecommunication Services (0.0%)†
Digicel Group Holdings Ltd. 7.000%, 7/15/22 PIK (y)§	39,637	17,532

Total Communication Services		17,532

Total Convertible Bond		17,532

Corporate Bonds (24.3%)
Communication Services (1.9%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc. 4.300%, 2/15/30	500,000	488,805
2.750%, 6/1/31	225,000	194,002
3.500%, 9/15/53	1,059,000	807,619
3.550%, 9/15/55	527,000	396,617
Bell Canada (The) 3.650%, 8/15/52	85,000	68,235
CCO Holdings LLC 4.750%, 3/1/30§	140,000	120,901
4.750%, 2/1/32§	150,000	122,813
4.250%, 1/15/34§	145,000	111,889
Frontier Communications Holdings LLC 5.875%, 10/15/27§	50,000	44,812
5.000%, 5/1/28§	110,000	93,958
6.000%, 1/15/30§	150,000	115,875
KT Corp. 2.500%, 7/18/26 (m)	600,000	567,487

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Level 3 Financing, Inc. 4.625%, 9/15/27§	$155,000	$132,750
Lumen Technologies, Inc. 5.125%, 12/15/26§	135,000	113,407
4.000%, 2/15/27§	120,000	101,100
NBN Co. Ltd. 1.450%, 5/5/26§	475,000	427,898
Sable International Finance Ltd. 5.750%, 9/7/27 (m)	200,000	182,460
SingTel Group Treasury Pte. Ltd. 1.875%, 6/10/30 (m)	200,000	171,288
Verizon Communications, Inc. 3.150%, 3/22/30	500,000	455,530
3.875%, 3/1/52	115,000	97,494

		4,814,940

Entertainment (0.1%)
Lions Gate Capital Holdings LLC 5.500%, 4/15/29§	175,000	136,937
Live Nation Entertainment, Inc. 4.750%, 10/15/27 (x)§	195,000	174,388
Magallanes, Inc. 3.755%, 3/15/27§	425,000	397,485

		708,810

Media (0.6%)
Cengage Learning, Inc. 9.500%, 6/15/24 (x)§	175,000	159,250
Charter Communications Operating LLC 4.908%, 7/23/25	405,000	404,498
3.500%, 3/1/42	410,000	285,598
Clear Channel Outdoor Holdings, Inc. 7.500%, 6/1/29§	220,000	158,950
Comcast Corp. 3.950%, 10/15/25	260,000	261,007
3.400%, 4/1/30	515,000	484,349
Directv Financing LLC 5.875%, 8/15/27§	130,000	111,681
DISH DBS Corp. 5.750%, 12/1/28§	155,000	114,764
5.125%, 6/1/29	135,000	82,012
GCI LLC 4.750%, 10/15/28§	150,000	130,290
Interpublic Group of Cos., Inc. (The) 5.400%, 10/1/48	250,000	244,793
McGraw-Hill Education, Inc. 5.750%, 8/1/28 (x)§	160,000	137,728
News Corp. 5.125%, 2/15/32§	90,000	79,587
Nexstar Media, Inc. 5.625%, 7/15/27§	85,000	78,289
Scripps Escrow, Inc. 5.875%, 7/15/27§	210,000	183,462
Townsquare Media, Inc. 6.875%, 2/1/26§	135,000	122,175
VTR Finance NV 6.375%, 7/15/28 (m)	200,000	145,000

		3,183,433

Wireless Telecommunication Services (0.3%)
Digicel Group Holdings Ltd. 8.000%, 4/1/25 PIK§	28,036	18,291
Telefonica Moviles Chile SA 3.537%, 11/18/31§	300,000	251,494
T-Mobile USA, Inc. 2.250%, 2/15/26	440,000	395,284
3.375%, 4/15/29 (x)	75,000	65,625
3.375%, 4/15/29§	30,000	26,109
3.875%, 4/15/30	300,000	280,536
2.550%, 2/15/31	500,000	421,015
2.875%, 2/15/31	65,000	53,463
3.400%, 10/15/52§	390,000	288,627
VTR Comunicaciones SpA 5.125%, 1/15/28 (m)	200,000	147,975

		1,948,419

Total Communication Services		10,655,602

Consumer Discretionary (1.8%)
Auto Components (0.2%)
American Axle & Manufacturing, Inc. 5.000%, 10/1/29 (x)	130,000	105,803
Aptiv plc 3.100%, 12/1/51	630,000	407,563
Clarios Global LP 6.250%, 5/15/26 (x)§	126,000	120,645
Dealer Tire LLC 8.000%, 2/1/28§	115,000	100,337
Goodyear Tire & Rubber Co. (The) 5.250%, 7/15/31	240,000	194,400
Icahn Enterprises LP 5.250%, 5/15/27	150,000	132,386

		1,061,134

Automobiles (0.3%)
Ford Motor Co. 3.250%, 2/12/32	250,000	185,468
Hyundai Capital America 2.650%, 2/10/25§	780,000	743,731
1.800%, 10/15/25§	95,000	86,886
Volkswagen Group of America Finance LLC 4.250%, 11/13/23§	500,000	501,807

		1,517,892

Distributors (0.0%)†
BCPE Empire Holdings, Inc. 7.625%, 5/1/27§	195,000	158,316

Diversified Consumer Services (0.1%)
Metis Merger Sub LLC 6.500%, 5/15/29§	315,000	251,685

Hotels, Restaurants & Leisure (0.8%)
Boyne USA, Inc. 4.750%, 5/15/29§	435,000	374,100
Caesars Entertainment, Inc. 4.625%, 10/15/29§	155,000	120,512
Carnival Corp. 5.750%, 3/1/27§	665,000	482,730
Cedar Fair LP 5.250%, 7/15/29	130,000	114,400

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Expedia Group, Inc. 5.000%, 2/15/26 (x)	$180,000	$179,457
3.800%, 2/15/28	75,000	68,227
3.250%, 2/15/30	300,000	249,261
2.950%, 3/15/31	165,000	131,747
Fertitta Entertainment LLC 6.750%, 1/15/30 (x)§	255,000	195,075
Marriott International, Inc.
Series II 2.750%, 10/15/33	480,000	376,642
Series R 3.125%, 6/15/26	425,000	405,536
McDonald’s Corp. 4.450%, 3/1/47	390,000	363,908
Midwest Gaming Borrower LLC 4.875%, 5/1/29§	325,000	264,875
NCL Corp. Ltd. 5.875%, 2/15/27§	150,000	128,250
Premier Entertainment Sub LLC 5.625%, 9/1/29§	190,000	134,900
5.875%, 9/1/31§	110,000	76,066
Scientific Games Holdings LP 6.625%, 3/1/30§	280,000	237,300
Scientific Games International, Inc. 7.250%, 11/15/29§	135,000	127,710
Viking Cruises Ltd. 5.875%, 9/15/27§	310,000	231,725

		4,262,421

Household Durables (0.0%)†
Mattamy Group Corp. 4.625%, 3/1/30§	180,000	130,050
SWF Escrow Issuer Corp. 6.500%, 10/1/29§	140,000	97,475

		227,525

Multiline Retail (0.1%)
Dollar Tree, Inc. 4.000%, 5/15/25	690,000	687,059
3.375%, 12/1/51	65,000	46,225

		733,284

Specialty Retail (0.3%)
AutoNation, Inc. 3.850%, 3/1/32	390,000	336,125
Dick’s Sporting Goods, Inc. 3.150%, 1/15/32 (x)	735,000	583,168
4.100%, 1/15/52	200,000	132,774
Michaels Cos., Inc. (The) 5.250%, 5/1/28 (x)§	165,000	129,525
Sonic Automotive, Inc. 4.625%, 11/15/29§	305,000	235,613
SRS Distribution, Inc. 4.625%, 7/1/28§	225,000	196,875
Staples, Inc. 7.500%, 4/15/26§	120,000	100,800
Victoria’s Secret & Co. 4.625%, 7/15/29 (x)§	170,000	127,712

		1,842,592

Total Consumer Discretionary		10,054,849

Consumer Staples (1.0%)
Beverages (0.3%)
Anheuser-Busch Cos. LLC 4.900%, 2/1/46	465,000	436,369
Anheuser-Busch InBev Worldwide, Inc. 4.600%, 4/15/48	400,000	358,394
Constellation Brands, Inc. 3.150%, 8/1/29	350,000	316,168
2.875%, 5/1/30	90,000	78,474
Keurig Dr Pepper, Inc. 3.800%, 5/1/50	435,000	345,882
Primo Water Holdings, Inc. 4.375%, 4/30/29§	155,000	126,325

		1,661,612

Food & Staples Retailing (0.2%)
Performance Food Group, Inc. 5.500%, 10/15/27§	140,000	129,325
4.250%, 8/1/29§	145,000	120,713
Sysco Corp. 3.300%, 2/15/50	720,000	535,074
3.150%, 12/14/51	105,000	75,340
United Natural Foods, Inc. 6.750%, 10/15/28§	165,000	155,100
US Foods, Inc. 4.625%, 6/1/30§	315,000	267,356

		1,282,908

Food Products (0.2%)
Minerva Luxembourg SA 4.375%, 3/18/31§	200,000	160,440
Post Holdings, Inc. 5.500%, 12/15/29§	170,000	151,803
4.625%, 4/15/30§	160,000	134,400
Smithfield Foods, Inc. 4.250%, 2/1/27§	635,000	609,600
3.000%, 10/15/30§	135,000	111,375

		1,167,618

Household Products (0.1%)
Energizer Holdings, Inc. 4.750%, 6/15/28 (x)§	185,000	146,427
Kronos Acquisition Holdings, Inc. 5.000%, 12/31/26§	340,000	289,758
7.000%, 12/31/27 (x)§	205,000	152,619

		588,804

Personal Products (0.0%)†
Coty, Inc. 5.000%, 4/15/26§	150,000	138,000

Tobacco (0.2%)
BAT Capital Corp. 3.462%, 9/6/29	895,000	770,084

Total Consumer Staples		5,609,026

Energy (2.9%)
Energy Equipment & Services (0.1%)
Halliburton Co. 2.920%, 3/1/30	195,000	172,752
Transocean Poseidon Ltd. 6.875%, 2/1/27§	196,875	174,234

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Transocean, Inc. 11.500%, 1/30/27§	$52,000	$48,815
USA Compression Partners LP 6.875%, 9/1/27	265,000	235,188
Weatherford International Ltd. 6.500%, 9/15/28§	155,000	139,112

		770,101

Oil, Gas & Consumable Fuels (2.8%)
Antero Midstream Partners LP 5.750%, 3/1/27§	64,000	60,160
APA Infrastructure Ltd. 4.250%, 7/15/27§	500,000	486,923
BP Capital Markets America, Inc. 2.939%, 6/4/51	295,000	211,427
3.001%, 3/17/52 (x)	390,000	281,256
Callon Petroleum Co. 7.500%, 6/15/30§	195,000	179,644
Chesapeake Energy Corp. 5.875%, 2/1/29§	220,000	207,460
CNX Resources Corp. 6.000%, 1/15/29 (x)§	175,000	162,750
Continental Resources, Inc. 2.268%, 11/15/26§	335,000	297,802
Ecopetrol SA 4.625%, 11/2/31	150,000	113,250
5.875%, 5/28/45	100,000	67,717
5.875%, 11/2/51	700,000	458,500
EIG Pearl Holdings Sarl 3.545%, 8/31/36 (m)	200,000	171,500
Enbridge, Inc. 3.400%, 8/1/51	330,000	252,393
Energy Transfer LP 4.750%, 1/15/26	405,000	403,631
4.400%, 3/15/27	220,000	212,719
5.000%, 5/15/44 (e)	430,000	364,733
EQM Midstream Partners LP 4.750%, 1/15/31 (x)§	285,000	227,288
Exxon Mobil Corp. 4.227%, 3/19/40	345,000	327,003
Fermaca Enterprises S de RL de CV 6.375%, 3/30/38 (m)	240,675	229,093
Galaxy Pipeline Assets Bidco Ltd. 2.160%, 3/31/34§	1,345,204	1,143,425
GNL Quintero SA 4.634%, 7/31/29 (m)	441,200	423,243
Gran Tierra Energy International Holdings Ltd. 6.250%, 2/15/25 (m)	400,000	343,325
Hess Midstream Operations LP 5.125%, 6/15/28§	160,000	143,200
4.250%, 2/15/30§	285,000	240,825
Hilcorp Energy I LP 6.250%, 11/1/28§	125,000	116,341
5.750%, 2/1/29§	230,000	200,172
Kinder Morgan Energy Partners LP 6.950%, 1/15/38	605,000	655,744
Marathon Petroleum Corp. 5.125%, 12/15/26	315,000	322,821
MC Brazil Downstream Trading Sarl 7.250%, 6/30/31 (m)	400,000	320,000
MEG Energy Corp. 7.125%, 2/1/27§	205,000	205,328
5.875%, 2/1/29§	35,000	31,888
NGL Energy Operating LLC 7.500%, 2/1/26§	290,000	261,000
NGPL PipeCo LLC 3.250%, 7/15/31§	160,000	133,919
NuStar Logistics LP 6.375%, 10/1/30	150,000	128,250
Occidental Petroleum Corp. 6.625%, 9/1/30	130,000	133,900
6.125%, 1/1/31 (x)	165,000	166,959
6.450%, 9/15/36	105,000	109,081
Oleoducto Central SA 4.000%, 7/14/27 (m)	400,000	327,500
ONEOK, Inc. 3.400%, 9/1/29	195,000	172,928
Parkland Corp. 4.500%, 10/1/29 (x)§	195,000	157,950
Petrobras Global Finance BV 6.750%, 6/3/50 (x)	600,000	519,000
5.500%, 6/10/51 (x)	100,000	75,475
Petroleos del Peru SA 4.750%, 6/19/32 (m)	400,000	307,250
Petroleos Mexicanos 6.750%, 9/21/47	200,000	122,500
Pioneer Natural Resources Co. 1.900%, 8/15/30	150,000	122,773
Qatar Energy 2.250%, 7/12/31 (m)	1,000,000	855,000
Rattler Midstream LP 5.625%, 7/15/25§	95,000	94,288
Reliance Industries Ltd. 2.875%, 1/12/32 (m)	500,000	415,570
Sabine Pass Liquefaction LLC 5.000%, 3/15/27	320,000	321,153
Southwestern Energy Co. 5.375%, 2/1/29	145,000	134,319
4.750%, 2/1/32	170,000	145,350
Sunoco LP 6.000%, 4/15/27	90,000	85,661
4.500%, 5/15/29	65,000	53,688
TransCanada PipeLines Ltd. 4.250%, 5/15/28	500,000	487,265
Transportadora de Gas del Peru SA 4.250%, 4/30/28 (m)	200,000	188,538
UEP Penonome II SA 6.500%, 10/1/38 (m)	664,036	615,395
Western Midstream Operating LP 3.600%, 2/1/25 (e)	130,000	120,286
Williams Cos., Inc. (The) 3.500%, 10/15/51	205,000	153,189

		15,269,748

Total Energy		16,039,849

Financials (5.6%)
Banks (2.6%)
Australia & New Zealand Banking Group Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 2.570%, 11/25/35 (k)§	1,050,000	837,870
Banco Bilbao Vizcaya Argentaria Colombia SA 4.875%, 4/21/25 (m)	200,000	189,625

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Banco Internacional del Peru SAA Interbank (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.71%), 4.000%, 7/8/30 (k)(m)(x)	$400,000	$367,075
Banco Nacional de Panama 2.500%, 8/11/30§	200,000	157,000
Bank of America Corp.
(SOFR + 1.11%), 3.841%, 4/25/25 (k)	260,000	258,580
(SOFR + 1.21%), 2.572%, 10/20/32 (k)	325,000	271,107
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.482%, 9/21/36 (k)	885,000	684,364
Bank of Montreal
(USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32 (k)	600,000	559,008
Bank of Nova Scotia (The)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.588%, 5/4/37 (k)	840,000	773,787
Barclays plc
(ICE LIBOR USD 3 Month + 1.38%), 2.791%, 5/16/24 (k)	800,000	799,319
BNP Paribas SA
(SOFR + 1.51%), 3.052%, 1/13/31 (k)§	750,000	647,903
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 2.544%, 5/17/24 (k)	925,000	917,055
(SOFR + 0.69%), 2.014%, 1/25/26 (k)	160,000	149,901
(SOFR + 1.28%), 3.070%, 2/24/28 (k)	150,000	139,065
Commonwealth Bank of Australia 4.316%, 1/10/48§	700,000	599,794
HSBC Holdings plc
(ICE LIBOR USD 3 Month + 1.38%), 3.101%, 9/12/26 (k)	900,000	891,078
JPMorgan Chase & Co.
(SOFR + 0.92%), 2.595%, 2/24/26 (k)	275,000	261,576
(SOFR + 1.02%), 2.069%, 6/1/29 (k)	365,000	314,711
2.522%, 4/22/31	545,000	463,458
(SOFR + 1.25%), 2.580%, 4/22/32 (k)	460,000	386,087
(SOFR + 1.26%), 2.963%, 1/25/33 (k)	450,000	385,921
Korea Development Bank (The) 1.000%, 9/9/26	800,000	722,776
Lloyds Banking Group plc
(ICE LIBOR USD 3 Month + 1.21%), 3.574%, 11/7/28 (k)	725,000	680,265
Mitsubishi UFJ Financial Group, Inc. 1.412%, 7/17/25	800,000	736,047
National Australia Bank Ltd. 2.990%, 5/21/31§	645,000	538,834
NatWest Markets plc 0.800%, 8/12/24§	475,000	442,044
Santander Holdings USA, Inc.
(SOFR + 1.25%), 2.490%, 1/6/28 (k)	180,000	158,119
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 1.17%), 3.196%, 6/17/27 (k)	385,000	365,769
(SOFR + 1.43%), 2.879%, 10/30/30 (k)	400,000	351,222
Westpac Banking Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.53%), 3.020%, 11/18/36 (k)	475,000	382,873

		14,432,233

Capital Markets (1.2%)
Ares Capital Corp. 2.150%, 7/15/26	410,000	344,286
2.875%, 6/15/28	130,000	102,503
Blackstone Private Credit Fund 2.625%, 12/15/26§	280,000	234,249
Blackstone Secured Lending Fund 2.850%, 9/30/28	390,000	314,289
CI Financial Corp. 4.100%, 6/15/51 (x)	285,000	188,400
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.17%), 2.581%, 5/15/26 (k)	965,000	942,491
(SOFR + 0.82%), 2.330%, 9/10/27 (k)	275,000	259,724
Israel Electric Corp. Ltd.
Series 6 5.000%, 11/12/24 (m)	300,000	301,125
Macquarie Group Ltd.
(SOFR + 1.53%), 2.871%, 1/14/33 (k)§	1,045,000	853,482
Morgan Stanley
(SOFR + 1.61%), 4.210%, 4/20/28 (k)	355,000	347,633
(SOFR + 1.29%), 2.943%, 1/21/33 (k)	105,000	89,697
(SOFR + 1.36%), 2.484%, 9/16/36 (k)	885,000	678,817
Nasdaq, Inc. 3.950%, 3/7/52	70,000	57,930
Owl Rock Capital Corp. 2.625%, 1/15/27	410,000	343,355
Temasek Financial I Ltd. 1.000%, 10/6/30 (m)	250,000	203,722
1.000%, 10/6/30§	1,200,000	977,868

		6,239,571

Consumer Finance (0.7%)
AerCap Ireland Capital DAC 3.400%, 10/29/33	965,000	764,765
Avolon Holdings Funding Ltd. 3.250%, 2/15/27§	630,000	553,827
Discover Financial Services 4.100%, 2/9/27	950,000	910,660

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
General Motors Financial Co., Inc. 2.400%, 10/15/28	$470,000	$390,361
3.100%, 1/12/32	480,000	385,950
Navient Corp. 5.000%, 3/15/27 (x)	85,000	69,907
OneMain Finance Corp. 6.625%, 1/15/28	130,000	116,401
Synchrony Financial 3.950%, 12/1/27	715,000	652,861

		3,844,732

Diversified Financial Services (0.2%)
Interoceanica IV Finance Ltd.
(Zero Coupon), 11/30/25 (m)	132,666	122,799
Petronas Capital Ltd. 2.480%, 1/28/32§	1,000,000	851,870
SPARC EM SPC Panama Metro Line 2 SP
(Zero Coupon), 12/5/22§	37,207	36,551

		1,011,220

Insurance (0.7%)
Acrisure LLC 4.250%, 2/15/29§	120,000	97,682
Alliant Holdings Intermediate LLC 6.750%, 10/15/27§	105,000	93,175
AmWINS Group, Inc. 4.875%, 6/30/29§	240,000	197,523
Athene Global Funding
(United States SOFR Compounded Index + 0.56%), 2.070%, 8/19/24 (k)§	825,000	800,501
Berkshire Hathaway Finance Corp. 2.850%, 10/15/50	355,000	255,595
3.850%, 3/15/52	145,000	125,141
Brighthouse Financial Global Funding 1.000%, 4/12/24§	230,000	217,178
2.000%, 6/28/28§	290,000	250,523
GTCR AP Finance, Inc. 8.000%, 5/15/27 (x)§	135,000	126,360
Massachusetts Mutual Life Insurance Co. 3.200%, 12/1/61§	435,000	303,535
NFP Corp. 4.875%, 8/15/28§	290,000	247,950
6.875%, 8/15/28§	115,000	95,304
Prudential Financial, Inc. 3.905%, 12/7/47	380,000	331,816
Willis North America, Inc. 4.500%, 9/15/28	735,000	713,762

		3,856,045

Thrifts & Mortgage Finance (0.2%)
BPCE SA 1.000%, 1/20/26§	575,000	510,446
Nationstar Mortgage Holdings, Inc. 5.750%, 11/15/31§	405,000	309,825
PennyMac Financial Services, Inc. 4.250%, 2/15/29 (x)§	325,000	236,909

		1,057,180

Total Financials		30,440,981

Health Care (1.4%)
Biotechnology (0.1%)
AbbVie, Inc. 4.700%, 5/14/45	771,000	728,846

Health Care Equipment & Supplies (0.1%)
Medline Borrower LP 5.250%, 10/1/29 (x)§	320,000	264,704

Health Care Providers & Services (0.8%)
AdaptHealth LLC 5.125%, 3/1/30§	310,000	260,400
Centene Corp. 2.500%, 3/1/31	680,000	540,600
Community Health Systems, Inc. 6.000%, 1/15/29§	200,000	164,000
6.875%, 4/15/29§	225,000	145,125
CVS Health Corp. 5.050%, 3/25/48	370,000	355,959
Elevance Health, Inc. 2.375%, 1/15/25	350,000	338,593
4.550%, 5/15/52	120,000	111,118
HCA, Inc. 4.125%, 6/15/29	375,000	341,246
Health Care Service Corp. A Mutual Legal Reserve Co. 3.200%, 6/1/50§	250,000	186,619
Legacy LifePoint Health LLC 6.750%, 4/15/25§	95,000	91,437
4.375%, 2/15/27§	120,000	102,600
ModivCare Escrow Issuer, Inc. 5.000%, 10/1/29 (x)§	80,000	64,000
Option Care Health, Inc. 4.375%, 10/31/29§	245,000	210,088
Owens & Minor, Inc. 6.625%, 4/1/30§	225,000	204,462
Radiology Partners, Inc. 9.250%, 2/1/28§	140,000	104,125
RP Escrow Issuer LLC 5.250%, 12/15/25§	325,000	281,125
Select Medical Corp. 6.250%, 8/15/26§	500,000	466,250
Tenet Healthcare Corp. 6.125%, 10/1/28 (x)§	240,000	205,680
6.125%, 6/15/30§	195,000	183,791
UnitedHealth Group, Inc. 4.950%, 5/15/62	165,000	167,846

		4,525,064

Life Sciences Tools & Services (0.2%)
Illumina, Inc. 0.550%, 3/23/23	280,000	274,289
Thermo Fisher Scientific, Inc. 1.215%, 10/18/24	790,000	749,195

		1,023,484

Pharmaceuticals (0.2%)
Bausch Health Cos., Inc. 6.125%, 2/1/27 (x)§	115,000	98,037
6.250%, 2/15/29§	110,000	58,923
Endo Luxembourg Finance Co. I Sarl 6.125%, 4/1/29 (x)§	140,000	105,700
Royalty Pharma plc 3.300%, 9/2/40	495,000	366,432

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Viatris, Inc. 1.650%, 6/22/25	$240,000	$218,116

		847,208

Total Health Care		7,389,306

Industrials (2.4%)
Aerospace & Defense (0.3%)
Boeing Co. (The) 2.950%, 2/1/30	455,000	379,225
3.750%, 2/1/50	235,000	165,823
Northrop Grumman Corp. 5.150%, 5/1/40	545,000	553,980
Raytheon Technologies Corp. 3.030%, 3/15/52	480,000	361,723
TransDigm, Inc. 6.250%, 3/15/26§	190,000	183,017
5.500%, 11/15/27	155,000	131,169

		1,774,937

Air Freight & Logistics (0.0%)†
FedEx Corp. 4.750%, 11/15/45	285,000	263,546

Airlines (0.2%)
American Airlines, Inc. 5.750%, 4/20/29§	715,000	611,772
Southwest Airlines Co. 4.750%, 5/4/23	410,000	412,566
United Airlines, Inc. 4.625%, 4/15/29§	150,000	127,733

		1,152,071

Building Products (0.2%)
Builders FirstSource, Inc. 5.000%, 3/1/30§	120,000	101,400
Carrier Global Corp. 3.377%, 4/5/40	695,000	542,502
Griffon Corp. 5.750%, 3/1/28	280,000	254,100
Owens Corning 4.400%, 1/30/48	380,000	316,097

		1,214,099

Commercial Services & Supplies (0.2%)
Allied Universal Holdco LLC 6.625%, 7/15/26§	115,000	106,004
9.750%, 7/15/27§	220,000	186,175
Garda World Security Corp. 6.000%, 6/1/29§	255,000	196,031
Madison IAQ LLC 4.125%, 6/30/28 (x)§	190,000	156,522
WASH Multifamily Acquisition, Inc. 5.750%, 4/15/26§	195,000	183,300

		828,032

Construction & Engineering (0.1%)
Pike Corp. 5.500%, 9/1/28§	485,000	386,787

Machinery (0.2%)
Flowserve Corp. 2.800%, 1/15/32	475,000	371,743
Parker-Hannifin Corp. 4.250%, 9/15/27	215,000	214,139
Weir Group plc (The) 2.200%, 5/13/26§	590,000	517,495

		1,103,377

Road & Rail (0.4%)
CSX Corp. 3.800%, 11/1/46	845,000	724,343
First Student Bidco, Inc. 4.000%, 7/31/29§	180,000	143,550
Movida Europe SA 5.250%, 2/8/31 (m)	200,000	154,075
NESCO Holdings II, Inc. 5.500%, 4/15/29§	45,000	37,800
Penske Truck Leasing Co. LP 4.200%, 4/1/27§	370,000	361,095
Simpar Europe SA 5.200%, 1/26/31 (m)	200,000	154,475
Uber Technologies, Inc. 7.500%, 9/15/27§	105,000	101,719
4.500%, 8/15/29§	145,000	118,856
Union Pacific Corp. 3.700%, 3/1/29	500,000	485,821

		2,281,734

Trading Companies & Distributors (0.3%)
Air Lease Corp. 1.875%, 8/15/26	290,000	252,149
Aircastle Ltd. 2.850%, 1/26/28§	465,000	384,484
Aviation Capital Group LLC 1.950%, 9/20/26§	660,000	561,809
BOC Aviation Ltd.
(ICE LIBOR USD 3 Month + 1.13%), 3.322%, 9/26/23 (k)§	570,000	570,068
United Rentals North America, Inc. 5.250%, 1/15/30	135,000	125,213

		1,893,723

Transportation Infrastructure (0.5%)
Adani International Container Terminal Pvt Ltd. 3.000%, 2/16/31 (m)	576,000	487,908
Adani International Container Terminal Pvt. Ltd. 3.000%, 2/16/31§	288,000	243,954
Adani Ports & Special Economic Zone Ltd. 4.000%, 7/30/27§	250,000	230,203
4.000%, 7/30/27 (m)	200,000	184,163
4.375%, 7/3/29 (m)	400,000	353,700
PSA Treasury Pte. Ltd. 2.125%, 9/5/29 (m)	300,000	268,752
2.250%, 4/30/30 (m)	300,000	267,244
Sydney Airport Finance Co. Pty. Ltd. 3.375%, 4/30/25§	225,000	218,775
3.625%, 4/28/26§	225,000	217,532

		2,472,231

Total Industrials		13,370,537

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Information Technology (1.2%)
Communications Equipment (0.1%)
CommScope, Inc. 4.750%, 9/1/29§	$185,000	$149,064

Electronic Equipment, Instruments & Components (0.1%)
Arrow Electronics, Inc. 3.875%, 1/12/28	335,000	320,565
Vontier Corp. 2.400%, 4/1/28	240,000	202,652

		523,217

IT Services (0.1%)
Western Union Co. (The) 1.350%, 3/15/26	150,000	134,164
2.750%, 3/15/31	660,000	543,349

		677,513

Semiconductors & Semiconductor Equipment (0.5%)
Broadcom, Inc. 3.419%, 4/15/33§	680,000	562,475
Marvell Technology, Inc. 4.200%, 6/22/23	685,000	683,401
NXP BV 3.875%, 6/18/26	415,000	400,605
Renesas Electronics Corp. 2.170%, 11/25/26§	860,000	767,576
TSMC Global Ltd. 1.250%, 4/23/26§	415,000	377,608

		2,791,665

Software (0.3%)
Clarivate Science Holdings Corp. 4.875%, 7/1/29§	165,000	134,947
Fortinet, Inc. 1.000%, 3/15/26	505,000	445,099
Minerva Merger Sub, Inc. 6.500%, 2/15/30§	235,000	195,050
Oracle Corp. 3.600%, 4/1/50	380,000	265,333
3.850%, 4/1/60	285,000	195,886
VMware, Inc. 2.200%, 8/15/31	435,000	343,365
Workday, Inc. 3.700%, 4/1/29	160,000	149,854

		1,729,534

Technology Hardware, Storage & Peripherals (0.1%)
NetApp, Inc. 1.875%, 6/22/25	440,000	410,752

Total Information Technology		6,281,745

Materials (1.3%)
Chemicals (0.3%)
ASP Unifrax Holdings, Inc. 5.250%, 9/30/28§	245,000	195,032
CF Industries, Inc. 5.375%, 3/15/44	375,000	350,914
CVR Partners LP 6.125%, 6/15/28§	150,000	134,250
Equate Petrochemical BV 2.625%, 4/28/28 (m)	200,000	176,500
EverArc Escrow Sarl 5.000%, 10/30/29§	325,000	272,594
LG Chem Ltd. 2.375%, 7/7/31 (x)§	200,000	166,546
Sherwin-Williams Co. (The) 2.900%, 3/15/52	205,000	140,167
WR Grace Holdings LLC 5.625%, 8/15/29§	305,000	224,556

		1,660,559

Containers & Packaging (0.3%)
Berry Global, Inc. 1.650%, 1/15/27	250,000	216,557
CCL Industries, Inc. 3.050%, 6/1/30§	315,000	274,305
Clydesdale Acquisition Holdings, Inc. 6.625%, 4/15/29§	215,000	202,214
Packaging Corp. of America 3.400%, 12/15/27	100,000	96,273
3.000%, 12/15/29	315,000	283,120
WRKCo., Inc. 3.750%, 3/15/25	755,000	746,811

		1,819,280

Metals & Mining (0.6%)
AngloGold Ashanti Holdings plc 3.750%, 10/1/30	200,000	167,250
Arconic Corp. 6.125%, 2/15/28 (x)§	240,000	221,100
CAP SA 3.900%, 4/27/31 (m)	650,000	509,762
3.900%, 4/27/31§	400,000	313,700
Freeport Indonesia PT 5.315%, 4/14/32§	200,000	181,500
Freeport-McMoRan, Inc. 4.375%, 8/1/28	100,000	94,988
4.625%, 8/1/30	200,000	188,309
5.450%, 3/15/43	400,000	374,407
Glencore Funding LLC 1.625%, 4/27/26§	410,000	362,741
3.375%, 9/23/51§	300,000	206,462
Indonesia Asahan Aluminium Persero PT 5.800%, 5/15/50 (m)	200,000	160,163
SunCoke Energy, Inc. 4.875%, 6/30/29§	195,000	158,194
Vedanta Resources Finance II plc 9.250%, 4/23/26§	200,000	118,000
Vedanta Resources Ltd. 6.125%, 8/9/24 (m)	400,000	242,520

		3,299,096

Paper & Forest Products (0.1%)
Glatfelter Corp. 4.750%, 11/15/29 (x)§	310,000	215,450

Total Materials		6,994,385

Real Estate (1.1%)
Equity Real Estate Investment Trusts (REITs) (1.0%)
Agree LP (REIT) 2.600%, 6/15/33 (x)	135,000	107,232
Alexandria Real Estate Equities, Inc. (REIT) 3.000%, 5/18/51	300,000	202,544

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
American Tower Corp. (REIT) 3.375%, 10/15/26	$700,000	$661,490
Corporate Office Properties LP (REIT) 2.900%, 12/1/33	295,000	229,109
Crown Castle International Corp. (REIT) 3.700%, 6/15/26	300,000	289,102
3.650%, 9/1/27	694,000	653,651
3.800%, 2/15/28	85,000	80,195
3.300%, 7/1/30	275,000	243,481
2.250%, 1/15/31	200,000	162,496
Digital Realty Trust LP (REIT) 3.700%, 8/15/27	750,000	714,539
Equinix, Inc. (REIT) 1.800%, 7/15/27	465,000	399,319
2.150%, 7/15/30	750,000	608,100
Host Hotels & Resorts LP (REIT)
Series J 2.900%, 12/15/31 (x)	480,000	382,209
Invitation Homes Operating Partnership LP (REIT) 2.700%, 1/15/34	320,000	246,982
Iron Mountain, Inc. (REIT) 4.500%, 2/15/31§	100,000	81,625
Office Properties Income Trust (REIT) 2.650%, 6/15/26	65,000	55,354
2.400%, 2/1/27	335,000	274,630
Park Intermediate Holdings LLC (REIT) 4.875%, 5/15/29§	165,000	141,484
Sabra Health Care LP (REIT) 3.200%, 12/1/31	70,000	55,617
Vornado Realty LP (REIT) 2.150%, 6/1/26	160,000	142,728

		5,731,887

Real Estate Management & Development (0.1%)
Realogy Group LLC 5.750%, 1/15/29 (x)§	145,000	109,656
5.250%, 4/15/30§	300,000	221,250

		330,906

Total Real Estate		6,062,793

Utilities (3.7%)
Electric Utilities (2.8%)
AES Andres BV 5.700%, 5/4/28§	400,000	340,700
AES Argentina Generacion SA 7.750%, 2/2/24 (m)	150,000	122,878
Chile Electricity PEC SpA
(Zero Coupon), 1/25/28§	1,000,000	731,125
Duke Energy Carolinas LLC 2.850%, 3/15/32	60,000	53,248
Duke Energy Corp. 3.150%, 8/15/27 (x)	300,000	284,153
3.950%, 8/15/47	705,000	575,278
Duquesne Light Holdings, Inc. 3.616%, 8/1/27§	345,000	320,432
Entergy Corp. 2.800%, 6/15/30	200,000	171,890
Exelon Corp. 4.050%, 4/15/30	750,000	719,822
4.100%, 3/15/52§	105,000	90,268
Fenix Power Peru SA 4.317%, 9/20/27 (m)(x)	472,059	439,103
Georgia Power Co.
Series A 2.200%, 9/15/24	475,000	458,889
3.250%, 3/15/51	940,000	691,746
Guacolda Energia SA 4.560%, 4/30/25	500,000	174,000
Inkia Energy Ltd. 5.875%, 11/9/27 (m)(x)	200,000	181,600
ITC Holdings Corp. 3.250%, 6/30/26	600,000	576,038
JSW Hydro Energy Ltd. 4.125%, 5/18/31§	184,000	146,740
Korea East-West Power Co. Ltd. 1.750%, 5/6/25 (m)	600,000	565,613
Korea Electric Power Corp. 1.125%, 6/15/25§	300,000	277,837
Korea Hydro & Nuclear Power Co. Ltd. 1.250%, 4/27/26§	200,000	182,036
LLPL Capital Pte. Ltd. 6.875%, 2/4/39 (m)	697,360	647,586
Mercury Chile Holdco LLC 6.500%, 1/24/27§	800,000	678,150
Metropolitan Edison Co. 4.000%, 4/15/25§	500,000	491,875
Mexico Generadora de Energia S de rl 5.500%, 12/6/32 (m)	141,538	132,276
Minejesa Capital BV 4.625%, 8/10/30 (m)	200,000	178,022
5.625%, 8/10/37 (m)	900,000	722,700
Monongahela Power Co. 5.400%, 12/15/43§	295,000	296,982
NextEra Energy Capital Holdings, Inc. 2.250%, 6/1/30	500,000	420,707
5.000%, 7/15/32	95,000	97,443
NRG Energy, Inc. 2.000%, 12/2/25§	240,000	217,000
3.625%, 2/15/31§	270,000	211,494
Pacific Gas and Electric Co. 1.367%, 3/10/23	645,000	635,967
2.500%, 2/1/31	430,000	330,505
Pampa Energia SA 7.500%, 1/24/27 (m)	400,000	326,000
9.125%, 4/15/29 (m)	150,000	119,062
9.125%, 4/15/29§	150,000	119,063
PG&E Corp. 5.000%, 7/1/28	70,000	59,959
Southern Co. (The)
Series 21-A (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.750%, 9/15/51 (k)	280,000	237,072
Series A 3.700%, 4/30/30	500,000	464,273
Southwestern Electric Power Co. 3.250%, 11/1/51	245,000	180,877

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Transelec SA 3.875%, 1/12/29 (m)	$500,000	$455,094
Virginia Electric and Power Co.
Series A 3.500%, 3/15/27	300,000	292,972
Series B 3.750%, 5/15/27	175,000	173,403
Xcel Energy, Inc. 3.300%, 6/1/25	750,000	737,167

		15,329,045

Gas Utilities (0.2%)
Brooklyn Union Gas Co. (The) 4.487%, 3/4/49§	760,000	654,718
East Ohio Gas Co. (The) 3.000%, 6/15/50§	70,000	50,803
Ferrellgas LP 5.375%, 4/1/26§	120,000	104,250
Suburban Propane Partners LP 5.000%, 6/1/31§	370,000	313,001
Superior Plus LP 4.500%, 3/15/29§	260,000	219,861

		1,342,633

Independent Power and Renewable Electricity Producers (0.2%)
Calpine Corp. 5.125%, 3/15/28§	130,000	115,196
4.625%, 2/1/29§	105,000	87,150
Emirates Semb Corp. Water & Power Co. PJSC 4.450%, 8/1/35§	500,000	480,000
Empresa Electrica Angamos SA 4.875%, 5/25/29 (m)	243,400	218,421

		900,767

Multi-Utilities (0.5%)
Ameren Corp. 3.650%, 2/15/26	550,000	539,546
Berkshire Hathaway Energy Co. 4.600%, 5/1/53§	445,000	430,650
Dominion Energy, Inc.
Series C 3.375%, 4/1/30	300,000	274,408
DTE Energy Co. 2.850%, 10/1/26	300,000	283,475
2.950%, 3/1/30	300,000	266,345
Empresas Publicas de Medellin ESP 4.250%, 7/18/29 (m)	400,000	312,700
4.375%, 2/15/31 (m)	400,000	303,200
NiSource, Inc. 3.490%, 5/15/27 (x)	500,000	478,951

		2,889,275

Total Utilities		20,461,720

Total Corporate Bonds		133,360,793

Foreign Government Securities (2.2%)
Dominican Republic Government Bond 4.875%, 9/23/32§	1,300,000	997,181
6.000%, 2/22/33§	200,000	166,100
Federative Republic of Brazil 3.750%, 9/12/31 (x)	800,000	654,400
5.625%, 2/21/47	500,000	385,719
Kingdom of Saudi Arabia 2.250%, 2/2/33 (m)	1,150,000	954,500
Republic of Chile 2.550%, 1/27/32 (x)	200,000	169,600
3.100%, 5/7/41	900,000	686,700
3.500%, 1/25/50	400,000	307,575
Republic of Colombia 3.125%, 4/15/31	400,000	295,950
3.250%, 4/22/32	600,000	434,700
5.000%, 6/15/45	200,000	133,413
4.125%, 5/15/51 (x)	850,000	509,362
Republic of Indonesia 2.150%, 7/28/31	300,000	246,033
3.700%, 10/30/49	600,000	480,066
Republic of Korea 2.750%, 1/19/27	200,000	193,600
Republic of Panama 2.252%, 9/29/32	600,000	468,300
4.300%, 4/29/53	200,000	157,788
4.500%, 4/1/56	200,000	159,100
3.870%, 7/23/60	600,000	424,800
Republic of Philippines 1.648%, 6/10/31	700,000	560,952
3.700%, 3/1/41	900,000	743,724
Republic of South Africa 4.300%, 10/12/28	300,000	255,712
United Arab Emirates Government Bond 3.875%, 4/16/50 (m)	200,000	177,850
United Mexican States 3.750%, 1/11/28	1,240,000	1,190,400
2.659%, 5/24/31	700,000	574,700
4.280%, 8/14/41	950,000	749,787

Total Foreign Government Securities		12,078,012

Mortgage-Backed Securities (12.2%)
FHLMC 2.500%, 1/1/43	278,752	257,303
3.000%, 7/1/45	215,682	205,706
3.000%, 8/1/45	345,695	329,705
3.000%, 4/1/47	953,352	904,787
4.000%, 4/1/47	612,247	614,533
4.000%, 10/1/48	198,741	198,675
FHLMC UMBS 3.000%, 4/1/47	945,386	899,968
2.000%, 9/1/51	4,207,532	3,683,117
2.000%, 11/1/51	4,807,031	4,189,869
4.000%, 6/1/52	3,000,000	2,967,982
FNMA 2.460%, 4/1/32	2,157,590	1,946,343
3.000%, 4/1/45	120,422	112,943
3.000%, 10/1/46	279,564	261,590
2.225%, 12/1/50	3,400,000	2,555,977
FNMA UMBS 3.000%, 3/1/43	1,078,946	1,023,065
3.000%, 9/1/46	630,537	599,062
3.000%, 10/1/46	1,984,618	1,885,551
3.000%, 12/1/46	1,348,729	1,280,140
3.500%, 12/1/46	1,350,414	1,322,371

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
3.000%, 2/1/47	$2,101,135	$1,992,312
3.000%, 12/1/48	2,635,183	2,503,641
4.000%, 5/1/49	3,640,952	3,644,476
3.500%, 11/1/50	3,805,717	3,704,388
2.000%, 2/1/51	8,110,825	7,099,913
2.500%, 5/1/51	5,858,510	5,300,208
3.500%, 7/1/51	3,832,361	3,733,915
2.500%, 12/1/51	2,628,995	2,373,939
4.000%, 7/1/52	2,300,000	2,273,297
5.000%, 7/1/52	2,000,000	2,045,796
GNMA 2.500%, 10/20/51	4,420,067	4,031,926
2.500%, 11/20/51	3,142,652	2,866,686

Total Mortgage-Backed Securities		66,809,184

Municipal Bond (0.0%)†
State of California, Various Purposes, General Obligation Bonds, Series 2009 7.550%, 4/1/39	150,000	203,473

Total Municipal Bond		203,473

U.S. Treasury Obligations (16.2%)
U.S. Treasury Bonds 2.250%, 5/15/41	2,320,000	1,946,625
3.250%, 5/15/42	3,610,000	3,544,006
1.250%, 5/15/50	52,700,000	33,826,812
2.875%, 5/15/52	4,305,000	4,099,841
U.S. Treasury Notes 0.125%, 4/30/23	2,680,000	2,619,996
0.125%, 7/31/23	7,850,000	7,616,831
0.125%, 8/31/23	1,640,000	1,587,148
3.000%, 6/30/24	6,140,000	6,148,872
2.750%, 5/15/25	520,000	516,528
2.875%, 6/15/25	6,295,000	6,276,801
0.375%, 11/30/25	3,020,000	2,761,413
2.625%, 5/31/27 (x)	530,000	520,775
3.250%, 6/30/27	7,275,000	7,356,844
1.250%, 3/31/28	1,460,000	1,321,300
2.750%, 5/31/29	320,000	314,381
3.250%, 6/30/29	5,570,000	5,645,719
2.875%, 5/15/32	2,785,000	2,761,503

Total U.S. Treasury Obligations		88,865,395

Total Long-Term Debt Securities (91.6%) (Cost $563,399,003)		502,287,495

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Fixed Income (1.5%)
DoubleLine Floating Rate Fund , Class I‡	533,930	4,741,300
DoubleLine Global Bond Fund , Class I‡	431,290	3,696,154

Total Investment Companies (1.5%) (Cost $9,785,319)		8,437,454

SHORT-TERM INVESTMENTS:
Investment Companies (6.1%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	1,000,000	1,000,000
JPMorgan Prime Money Market Fund, IM Shares	32,154,775	32,161,206

Total Investment Companies		33,161,206

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.6%)
Deutsche Bank Securities, Inc., 1.45%, dated 6/30/22, due 7/1/22, repurchase price $2,167,089, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $2,210,342. (xx)	$2,167,002	2,167,002
National Bank of Canada, 1.70%, dated 6/30/22, due 7/7/22, repurchase price $1,300,430, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 11/3/22-2/15/51; total market value $1,433,649. (xx)	1,300,000	1,300,000

Total Repurchase Agreements		3,467,002

U.S. Treasury Obligation (0.1%)
U.S. Treasury Bills 2.63%, 4/20/23 (p)	375,000	367,111

Total Short-Term Investments (6.8%) (Cost $37,002,428)		36,995,319

Total Investments in Securities (99.9%) (Cost $610,186,750)		547,720,268
Other Assets Less Liabilities (0.1%)		341,223

Net Assets (100%)		$548,061,491

†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2022, the market value of these securities amounted to $166,464,189 or 30.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2022. Maturity date disclosed is the ultimate maturity date.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2022.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2022.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2022, the market value of these securities amounted to $15,410,837 or 2.8% of net assets.

(p)	Yield to maturity.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $5,256,484. This was collateralized by $937,425 of various U.S. Government Treasury Securities, ranging from 0.125% - 7.625%, maturing 7/31/22 - 5/15/52 and by cash of $4,467,002 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2022.

Glossary:

CLO	—	Collateralized Loan Obligation
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
IO	—	Interest Only
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-in Kind Security
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STACR	—	Structured Agency Credit Risk
UMBS	—	Uniform Mortgage-Backed Securities
USD	—	United States Dollar

Country Diversification As a Percentage of Total Net Assets
Argentina	0.1%
Australia	0.9
Belgium	0.1
Bermuda	0.2
Brazil	0.4
Canada	0.8
Cayman Islands	8.2
Chile	1.0
China	0.1
Colombia	0.6
Dominican Republic	0.3
France	0.2
Germany	0.1
India	0.4
Indonesia	0.5
Ireland	0.2
Israel	0.1
Jamaica	0.0	#
Japan	0.3
Kuwait	0.0	#
Malaysia	0.2
Mexico	0.5
Panama	0.4
Peru	0.3
Philippines	0.2
Qatar	0.2
Saudi Arabia	0.2
Singapore	0.5
South Africa	0.1
South Korea	0.5
Taiwan	0.1
United Arab Emirates	0.3
United Kingdom	0.7
United States	81.2
Cash and Other	0.1

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2022, were as follows:

Security Description	Shares at June 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Fixed Income
DoubleLine Floating Rate Fund, Class I	533,930	5,093,694	—	—	—	(352,394)	4,741,300	91,483	—
DoubleLine Global Bond Fund, Class I	431,290	20,070,499	—	(15,400,001)	(1,246,888)	272,544	3,696,154	—	—

Total		25,164,193	—	(15,400,001)	(1,246,888)	(79,850)	8,437,454	91,483	—

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$96,386,774	$—	$96,386,774
Collateralized Mortgage Obligations	—	62,479,760	—	62,479,760
Commercial Mortgage-Backed Securities	—	42,086,572	—	42,086,572
Convertible Bonds
Communication Services	—	17,532	—	17,532
Corporate Bonds
Communication Services	—	10,655,602	—	10,655,602
Consumer Discretionary	—	10,054,849	—	10,054,849
Consumer Staples	—	5,609,026	—	5,609,026
Energy	—	16,039,849	—	16,039,849
Financials	—	30,440,981	—	30,440,981
Health Care	—	7,389,306	—	7,389,306
Industrials	—	13,370,537	—	13,370,537
Information Technology	—	6,281,745	—	6,281,745
Materials	—	6,994,385	—	6,994,385
Real Estate	—	6,062,793	—	6,062,793
Utilities	—	20,461,720	—	20,461,720
Foreign Government Securities	—	12,078,012	—	12,078,012
Investment Companies	8,437,454	—	—	8,437,454
Mortgage-Backed Securities	—	66,809,184	—	66,809,184
Municipal Bond	—	203,473	—	203,473
Short-Term Investments
Investment Companies	33,161,206	—	—	33,161,206
Repurchase Agreements	—	3,467,002	—	3,467,002
U.S. Treasury Obligation	—	367,111	—	367,111
U.S. Treasury Obligations	—	88,865,395	—	88,865,395

Total Assets	$41,598,660	$506,121,608	$—	$547,720,268

Total Liabilities	$—	$—	$—	$—

Total	$41,598,660	$506,121,608	$—	$547,720,268

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$85,420,008
Long-term U.S. government debt securities	361,598,630

$447,018,638

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$103,852,484
Long-term U.S. government debt securities	376,085,746

$479,938,230

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,064,998
Aggregate gross unrealized depreciation	(64,005,773)

Net unrealized depreciation	$(62,940,775)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$610,661,043

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers(Cost $9,785,319)	$8,437,454
Unaffiliated Issuers (Cost $596,934,429)	535,815,812
Repurchase Agreements (Cost $3,467,002)	3,467,002
Cash	4,351,029
Dividends, interest and other receivables	3,019,050
Receivable for securities sold	346,194
Receivable for Portfolio shares sold	9,439
Securities lending income receivable	5,310
Other assets	6,279

Total assets	555,457,569

LIABILITIES
Payable for return of collateral on securities loaned	4,467,002
Payable for forward settling transactions	2,031,016
Payable for securities purchased	331,830
Investment management fees payable	225,838
Payable for Portfolio shares redeemed	164,628
Administrative fees payable	41,824
Distribution fees payable – Class IB	12,134
Trustees’ fees payable	823
Payable to Adviser	289
Accrued expenses	120,694

Total liabilities	7,396,078

NET ASSETS	$548,061,491

Net assets were comprised of:
Paid in capital	$616,180,204
Total distributable earnings (loss)	(68,118,713)

Net assets	$548,061,491

Class IB
Net asset value, offering and redemption price per share, $58,832,795 / 6,541,290 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.99

Class K
Net asset value, offering and redemption price per share, $489,228,696 / 54,304,214 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.01

(x)	Includes value of securities on loan of $5,256,484.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Interest (net of $585 foreign withholding tax)	$8,473,823
Dividends ($91,483 of dividend income received from affiliates)	173,597
Securities lending (net)	23,163

Total income	8,670,583

EXPENSES
Investment management fees	1,756,657
Administrative fees	267,900
Distribution fees – Class IB	76,522
Professional fees	42,989
Custodian fees	17,405
Printing and mailing expenses	17,163
Trustees’ fees	9,224
Miscellaneous	40,496

Gross expenses	2,228,356
Less: Waiver from investment manager	(286,605)

Net expenses	1,941,751

NET INVESTMENT INCOME (LOSS)	6,728,832

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($(1,246,888) realized gain (loss) from affiliates)	(11,942,436)
Net change in unrealized appreciation (depreciation) on investments in securities ($(79,850) of change in unrealized appreciation (depreciation) from affiliates)	(60,196,733)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(72,139,169)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(65,410,337)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,728,832	$12,835,272
Net realized gain (loss)	(11,942,436)	1,379,307
Net change in unrealized appreciation (depreciation)	(60,196,733)	(15,521,207)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(65,410,337)	(1,306,628)

Distributions to shareholders:
Class IB	—	(1,334,389)
Class K	—	(13,325,926)

Total distributions to shareholders	—	(14,660,315)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 574,166 and 1,422,754 shares, respectively ]	5,462,552	14,604,197
Capital shares issued in reinvestment of dividends and distributions [ 0 and 132,633 shares, respectively ]	—	1,334,389
Capital shares repurchased [ (459,815) and (750,811) shares, respectively ]	(4,344,632)	(7,703,175)

Total Class IB transactions	1,117,920	8,235,411

Class K
Capital shares sold [ 1,112,419 and 8,277,310 shares, respectively ]	10,549,275	85,171,843
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,324,141 shares, respectively ]	—	13,325,926
Capital shares repurchased [ (4,260,342) and (5,336,093) shares, respectively ]	(40,785,977)	(54,823,937)

Total Class K transactions	(30,236,702)	43,673,832

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(29,118,782)	51,909,243

TOTAL INCREASE (DECREASE) IN NET ASSETS	(94,529,119)	35,942,300
NET ASSETS:
Beginning of period	642,590,610	606,648,310

End of period	$548,061,491	$642,590,610

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021		2020		2019		2018		2017
Net asset value, beginning of period	$10.06		$10.31		$10.13		$9.64		$10.03		$9.81

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.18		0.23		0.31		0.27		0.23
Net realized and unrealized gain (loss)	(1.17)		(0.22)		0.20		0.48		(0.37)		0.16

Total from investment operations	(1.07)		(0.04)		0.43		0.79		(0.10)		0.39

Less distributions:
Dividends from net investment income	—		(0.20)		(0.22)		(0.30)		(0.29)		(0.16)
Distributions from net realized gains	—		(0.01)		(0.03)		—		—		(0.01)

Total dividends and distributions	—		(0.21)		(0.25)		(0.30)		(0.29)		(0.17)

Net asset value, end of period	$8.99		$10.06		$10.31		$10.13		$9.64		$10.03

Total return (b)	(10.64)%		(0.36)%		4.26%		8.18%		(0.96)%		3.93%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$58,833		$64,627		$57,987		$47,029		$34,500		$28,366
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.89%		0.92	%(j)	0.94	%(k)	0.96	%(m)	0.98	%(n)	1.04%
Before waivers and reimbursements (a)(f)	0.99%		0.98%		1.00%		1.00%		1.00%		1.07%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.08%		1.78%		2.25%		3.06%		2.74%		2.23%
Before waivers and reimbursements (a)(f)	1.98%		1.72%		2.20%		3.03%		2.73%		2.20%
Portfolio turnover rate^	81	%(z)	156%		122%		57%		62%		120%

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021		2020		2019		2018		2017
Net asset value, beginning of period	$10.06		$10.32		$10.13		$9.65		$10.03		$9.81

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.21		0.26		0.34		0.30		0.25
Net realized and unrealized gain (loss)	(1.16)		(0.23)		0.21		0.46		(0.36)		0.16

Total from investment operations	(1.05)		(0.02)		0.47		0.80		(0.06)		0.41

Less distributions:
Dividends from net investment income	—		(0.23)		(0.25)		(0.32)		(0.32)		(0.18)
Distributions from net realized gains	—		(0.01)		(0.03)		—		—		(0.01)

Total dividends and distributions	—		(0.24)		(0.28)		(0.32)		(0.32)		(0.19)

Net asset value, end of period	$9.01		$10.06		$10.32		$10.13		$9.65		$10.03

Total return (b)	(10.44)%		(0.23)%		4.61%		8.33%		(0.61)%		4.19%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$489,229		$577,963		$548,662		$428,345		$297,879		$271,210
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.64%		0.67	%(j)	0.69	%(k)	0.71	%(m)	0.73	%(n)	0.79%
Before waivers and reimbursements (a)(f)	0.74%		0.73%		0.75%		0.75%		0.75%		0.82%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.33%		2.04%		2.50%		3.32%		2.98%		2.49%
Before waivers and reimbursements (a)(f)	2.23%		1.97%		2.44%		3.28%		2.96%		2.45%
Portfolio turnover rate^	81	%(z)	156%		122%		57%		62%		120%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.94% for Class IB and 0.69% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.95% for Class IB and 0.70% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.98% for Class IB and 0.73% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.01% for Class IB and 0.76% for Class K.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT EQUITY INCOME PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Health Care	25.4%
Financials	17.1
Industrials	10.9
Consumer Staples	10.7
Energy	10.5
Materials	8.7
Utilities	4.3
Information Technology	3.2
Consumer Discretionary	3.0
Communication Services	2.5
Real Estate	1.0
Cash and Other	2.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IA
Actual	$1,000.00	$949.80	$4.59
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76
Class IB
Actual	1,000.00	950.20	4.59
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76
Class K
Actual	1,000.00	951.70	3.39
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.95%, 0.95% and 0.70%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.5%)
Media (2.5%)
Comcast Corp., Class A	331,273	$12,999,153

Total Communication Services		12,999,153

Consumer Discretionary (3.0%)
Specialty Retail (3.0%)
Advance Auto Parts, Inc.	38,997	6,749,991
Lowe’s Cos., Inc.	50,740	8,862,756

Total Consumer Discretionary		15,612,747

Consumer Staples (10.7%)
Beverages (4.9%)
Coca-Cola Europacific Partners plc	312,402	16,123,067
Molson Coors Beverage Co., Class B	168,892	9,206,303

		25,329,370

Household Products (1.9%)
Procter & Gamble Co. (The)	67,205	9,663,407

Tobacco (3.9%)
Philip Morris International, Inc.	201,257	19,872,116

Total Consumer Staples		54,864,893

Energy (10.5%)
Oil, Gas & Consumable Fuels (10.5%)
Enbridge, Inc.	364,136	15,388,387
Hess Corp.	128,042	13,564,769
Phillips 66	235,450	19,304,546
Valero Energy Corp.	53,102	5,643,681

Total Energy		53,901,383

Financials (17.1%)
Banks (8.6%)
JPMorgan Chase & Co.	130,407	14,685,133
US Bancorp	266,708	12,273,902
Wells Fargo & Co.	437,231	17,126,338

		44,085,373

Capital Markets (2.4%)
Northern Trust Corp.	127,022	12,255,082

Insurance (6.1%)
Allstate Corp. (The)	117,580	14,900,914
Chubb Ltd.	84,340	16,579,557

		31,480,471

Total Financials		87,820,926

Health Care (25.4%)
Health Care Equipment & Supplies (5.0%)
Becton Dickinson and Co.	45,221	11,148,333
Medtronic plc	161,747	14,516,794

		25,665,127

Health Care Providers & Services (12.4%)
Cigna Corp.	88,095	23,214,794
CVS Health Corp.	160,391	14,861,830
Humana, Inc.	14,025	6,564,682
UnitedHealth Group, Inc.	36,603	18,800,399

		63,441,705

Pharmaceuticals (8.0%)
Johnson & Johnson	48,447	8,599,827
Merck & Co., Inc.	276,229	25,183,798
Perrigo Co. plc	184,881	7,500,622

		41,284,247

Total Health Care		130,391,079

Industrials (10.9%)
Aerospace & Defense (5.8%)
General Dynamics Corp.	55,134	12,198,398
Raytheon Technologies Corp.	183,775	17,662,615

		29,861,013

Machinery (5.1%)
Deere & Co.	42,222	12,644,222
Stanley Black & Decker, Inc.	127,569	13,376,885

		26,021,107

Total Industrials		55,882,120

Information Technology (3.2%)
IT Services (1.2%)
Cognizant Technology Solutions Corp., Class A	94,836	6,400,482

Software (2.0%)
Oracle Corp.	147,050	10,274,383

Total Information Technology		16,674,865

Materials (8.7%)
Chemicals (8.7%)
Air Products and Chemicals, Inc.	73,981	17,790,951
DuPont de Nemours, Inc.	185,806	10,327,097
International Flavors & Fragrances, Inc.	139,759	16,648,092

Total Materials		44,766,140

Real Estate (1.0%)
Equity Real Estate Investment Trusts (REITs) (1.0%)
Corporate Office Properties Trust (REIT)	199,763	5,231,793

Total Real Estate		5,231,793

Utilities (4.3%)
Electric Utilities (4.3%)
Entergy Corp.	99,900	11,252,736
Pinnacle West Capital Corp.	145,652	10,650,074

Total Utilities		21,902,810

Total Investments in Securities (97.3%) (Cost $428,854,004)		500,047,909
Other Assets Less Liabilities (2.7%)		13,748,103

Net Assets (100%)		$513,796,012

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$12,999,153	$—	$—	$12,999,153
Consumer Discretionary	15,612,747	—	—	15,612,747
Consumer Staples	54,864,893	—	—	54,864,893
Energy	53,901,383	—	—	53,901,383
Financials	87,820,926	—	—	87,820,926
Health Care	130,391,079	—	—	130,391,079
Industrials	55,882,120	—	—	55,882,120
Information Technology	16,674,865	—	—	16,674,865
Materials	44,766,140	—	—	44,766,140
Real Estate	5,231,793	—	—	5,231,793
Utilities	21,902,810	—	—	21,902,810

Total Assets	$500,047,909	$—	$—	$500,047,909

Total Liabilities	$—	$—	$—	$—

Total	$500,047,909	$—	$—	$500,047,909

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$86,165,808
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$133,947,278

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$90,306,339
Aggregate gross unrealized depreciation	(18,531,041)

Net unrealized appreciation	$71,775,298

Federal income tax cost of investments in securities and derivative instruments, if applicable	$428,272,611

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $428,854,004)	$500,047,909
Cash	13,050,280
Dividends, interest and other receivables	1,405,617
Receivable for Portfolio shares sold	23,635
Securities lending income receivable	52
Other assets	6,120

Total assets	514,533,613

LIABILITIES
Payable for Portfolio shares redeemed	339,211
Investment management fees payable	247,452
Administrative fees payable	39,954
Distribution fees payable – Class IB	35,607
Distribution fees payable – Class IA	6,039
Trustees’ fees payable	154
Accrued expenses	69,184

Total liabilities	737,601

NET ASSETS	$513,796,012

Net assets were comprised of:
Paid in capital	$416,540,875
Total distributable earnings (loss)	97,255,137

Net assets	$513,796,012

Class IA
Net asset value, offering and redemption price per share, $28,748,909 / 5,839,375 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.92

Class IB
Net asset value, offering and redemption price per share, $169,975,079 / 34,243,230 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.96

Class K
Net asset value, offering and redemption price per share, $315,072,024 / 63,874,025 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.93

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (net of $78,328 foreign withholding tax)	$7,240,751
Interest	8,093
Securities lending (net)	4,470

Total income	7,253,314

EXPENSES
Investment management fees	2,111,322
Administrative fees	257,610
Distribution fees – Class IB	222,894
Distribution fees – Class IA	38,821
Professional fees	32,817
Custodian fees	26,110
Printing and mailing expenses	16,809
Trustees’ fees	8,664
Miscellaneous	5,353

Gross expenses	2,720,400
Less: Waiver from investment manager	(488,626)

Net expenses	2,231,774

NET INVESTMENT INCOME (LOSS)	5,021,540

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	33,749,522
Net change in unrealized appreciation (depreciation) on investments in securities	(65,206,139)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(31,456,617)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(26,435,077)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,021,540	$8,996,164
Net realized gain (loss)	33,749,522	40,106,230
Net change in unrealized appreciation (depreciation)	(65,206,139)	84,025,954

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(26,435,077)	133,128,348

Distributions to shareholders:
Class IA	—	(466,855)
Class IB	—	(2,546,193)
Class K	—	(6,178,193)

Total distributions to shareholders	—	(9,191,241)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 258,449 and 600,166 shares, respectively ]	1,329,635	2,959,597
Capital shares issued in reinvestment of dividends and distributions [ 0 and 91,502 shares, respectively ]	—	466,855
Capital shares repurchased [ (734,387) and (1,088,067) shares, respectively ]	(3,850,628)	(5,287,663)

Total Class IA transactions	(2,520,993)	(1,861,211)

Class IB
Capital shares sold [ 2,198,933 and 2,081,699 shares, respectively ]	11,577,821	10,114,568
Capital shares issued in reinvestment of dividends and distributions [ 0 and 494,977 shares, respectively ]	—	2,546,193
Capital shares repurchased [ (2,273,824) and (4,382,517) shares, respectively ]	(11,916,330)	(21,324,191)

Total Class IB transactions	(338,509)	(8,663,430)

Class K
Capital shares sold [ 258,961 and 767,509 shares, respectively ]	1,358,289	3,751,327
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,210,224 shares, respectively ]	—	6,178,193
Capital shares repurchased [ (8,989,282) and (12,605,027) shares, respectively ]	(46,564,416)	(60,669,820)

Total Class K transactions	(45,206,127)	(50,740,300)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(48,065,629)	(61,264,941)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(74,500,706)	62,672,166
NET ASSETS:
Beginning of period	588,296,718	525,624,552

End of period	$513,796,012	$588,296,718

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IA			2021	2020	2019	2018	2017
Net asset value, beginning of period	$5.18		$4.16	$4.45	$3.71	$6.09	$5.76

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.07	0.07	0.09	0.11	0.09
Net realized and unrealized gain (loss)	(0.30)		1.03	(0.27)	0.81	(0.72)	0.80

Total from investment operations	(0.26)		1.10	(0.20)	0.90	(0.61)	0.89

Less distributions:
Dividends from net investment income	—		(0.08)	(0.08)	(0.10)	(0.12)	(0.09)
Distributions from net realized gains	—		—	(0.01)	(0.06)	(1.65)	(0.47)
Return of capital	—		—	— #	—	—	—

Total dividends and distributions	—		(0.08)	(0.09)	(0.16)	(1.77)	(0.56)

Net asset value, end of period	$4.92		$5.18	$4.16	$4.45	$3.71	$6.09

Total return (b)	(5.02)%		26.35%	(4.55)%	24.30%	(11.69)%	15.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$28,749		$32,714	$27,913	$35,150	$33,493	$41,988
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95%		0.95%	0.95%	0.95%	0.99%	1.00%
Before waivers (a)(f)	1.12%		1.12%	1.14%	1.13%	1.13%	1.13%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.63%		1.40%	1.94%	2.17%	1.89%	1.56%
Before waivers (a)(f)	1.46%		1.23%	1.75%	1.98%	1.75%	1.43%
Portfolio turnover rate^	16	%(z)	28%	39%	56%	106%*	41%

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021	2020	2019	2018	2017
Net asset value, beginning of period	$5.22		$4.19	$4.48	$3.74	$6.12	$5.79

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.07	0.07	0.09	0.11	0.10
Net realized and unrealized gain (loss)	(0.30)		1.04	(0.27)	0.81	(0.72)	0.79

Total from investment operations	(0.26)		1.11	(0.20)	0.90	(0.61)	0.89

Less distributions:
Dividends from net investment income	—		(0.08)	(0.08)	(0.10)	(0.12)	(0.09)
Distributions from net realized gains	—		—	(0.01)	(0.06)	(1.65)	(0.47)
Return of capital	—		—	— #	—	—	—

Total dividends and distributions	—		(0.08)	(0.09)	(0.16)	(1.77)	(0.56)

Net asset value, end of period	$4.96		$5.22	$4.19	$4.48	$3.74	$6.12

Total return (b)	(4.98)%		26.40%	(4.52)%	24.10%	(11.62)%	15.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$169,975		$179,232	$151,452	$166,132	$144,780	$176,995
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95%		0.95%	0.95%	0.95%	0.99%	1.00%
Before waivers (a)(f)	1.12%		1.12%	1.14%	1.13%	1.13%	1.13%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.64%		1.41%	1.93%	2.17%	1.89%	1.56%
Before waivers (a)(f)	1.47%		1.24%	1.74%	1.99%	1.75%	1.43%
Portfolio turnover rate^	16	%(z)	28%	39%	56%	106%*	41%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021	2020	2019	2018	2017
Net asset value, beginning of period	$5.18		$4.16	$4.45	$3.71	$6.09	$5.76

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.08	0.08	0.10	0.13	0.11
Net realized and unrealized gain (loss)	(0.30)		1.03	(0.27)	0.81	(0.72)	0.80

Total from investment operations	(0.25)		1.11	(0.19)	0.91	(0.59)	0.91

Less distributions:
Dividends from net investment income	—		(0.09)	(0.09)	(0.11)	(0.14)	(0.11)
Distributions from net realized gains	—		—	(0.01)	(0.06)	(1.65)	(0.47)
Return of capital	—		—	— #	—	—	—

Total dividends and distributions	—		(0.09)	(0.10)	(0.17)	(1.79)	(0.58)

Net asset value, end of period	$4.93		$5.18	$4.16	$4.45	$3.71	$6.09

Total return (b)	(4.83)%		26.62%	(4.33)%	24.59%	(11.45)%	16.05%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$315,072		$376,351	$346,259	$337,568	$342,603	$419,957
Ratio of expenses to average net assets:
After waivers (a)(f)	0.70%		0.70%	0.70%	0.70%	0.74%	0.75%
Before waivers (a)(f)	0.87%		0.87%	0.89%	0.88%	0.88%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.87%		1.65%	2.17%	2.42%	2.14%	1.81%
Before waivers (a)(f)	1.69%		1.48%	1.99%	2.24%	2.00%	1.68%
Portfolio turnover rate^	16	%(z)	28%	39%	56%	106%*	41%
*

The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser. Excluding such transactions, the portfolio turnover rate would have been 31%.

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Investment Companies	30.2%
Industrials	13.5
Utilities	10.7
Communication Services	10.2
Information Technology	9.9
Health Care	6.4
Materials	4.6
Consumer Discretionary	4.3
Financials	3.4
Repurchase Agreements	2.3
Real Estate	1.4
Consumer Staples	1.2
Energy	0.3
Cash and Other	1.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IA
Actual	$1,000.00	$916.00	$5.94
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.60	6.26
Class IB
Actual	1,000.00	916.30	5.94
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.60	6.26
Class K
Actual	1,000.00	917.00	4.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.25%, 1.25% and 1.00%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares		Value (Note 1)
COMMON STOCKS:
Communication Services (10.2%)
Diversified Telecommunication Services (1.8%)
Koninklijke KPN NV	90,000		$321,040
Liberty Global plc, Class A*	30,000		631,500
Liberty Global plc, Class C*	11,000		242,990
Lumen Technologies, Inc.	79,096		862,938
Telesat Corp. (x)*	95,000		1,061,150

			3,119,618

Entertainment (2.0%)
Activision Blizzard, Inc.	5,300		412,658
Liberty Media Corp.-Liberty Braves, Class A*	72,000		1,810,800
Madison Square Garden Entertainment Corp.*	1,500		78,930
Madison Square Garden Sports Corp.*	8,000		1,208,000
Take-Two Interactive Software, Inc.*	—	@	24

			3,510,412

Interactive Media & Services (0.0%)†
Twitter, Inc.*	600		22,434

Media (4.4%)
Beasley Broadcast Group, Inc., Class A*	38,000		48,640
Clear Channel Outdoor Holdings, Inc.*	430,000		460,100
DallasNews Corp.	27,000		170,910
DISH Network Corp., Class A*	35,000		627,550
EW Scripps Co. (The), Class A*	70,000		872,900
Fox Corp., Class B	68,000		2,019,600
Lee Enterprises, Inc.*	6,000		113,940
Shaw Communications, Inc., Class B	30,000		884,012
TEGNA, Inc.	75,000		1,572,750
Telenet Group Holding NV	50,000		1,040,820

			7,811,222

Wireless Telecommunication Services (2.0%)
Millicom International Cellular SA (x)*	81,648		1,173,282
Orange Belgium SA*	13,000		244,197
Telephone and Data Systems, Inc.	24,000		378,960
United States Cellular Corp.*	62,000		1,795,520

			3,591,959

Total Communication Services			18,055,645

Consumer Discretionary (4.3%)
Auto Components (0.2%)
Tenneco, Inc., Class A*	18,500		317,460

Diversified Consumer Services (0.4%)
Terminix Global Holdings, Inc.*	20,000		813,000

Hotels, Restaurants & Leisure (0.1%)
Entain plc*	5,000		75,871
Playtech plc*	6,000		39,552

			115,423

Household Durables (2.9%)
Hunter Douglas NV*	6,200		1,137,055
Lennar Corp., Class B	34,000		1,996,140
Nobility Homes, Inc.	14,700		411,600
Sony Group Corp. (ADR)	19,500		1,594,515

			5,139,310

Internet & Direct Marketing Retail (0.3%)
Altaba, Inc. (x)*	102,200		516,110

Multiline Retail (0.0%)†
Kohl’s Corp.	700		24,983

Specialty Retail (0.4%)
Sportsman’s Warehouse Holdings, Inc.*	62,000		594,580
Vivo Energy plc (m)	36,000		63,963
Yamada Holdings Co. Ltd.	12,400		44,797

			703,340

Total Consumer Discretionary			7,629,626

Consumer Staples (1.2%)
Food & Staples Retailing (0.0%)†
GrainCorp Ltd., Class A	6,000		39,702

Food Products (0.0%)†
United Malt Group Ltd.	10,000		22,560

Tobacco (1.2%)
Swedish Match AB	200,000		2,042,235

Total Consumer Staples			2,104,497

Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
Alvopetro Energy Ltd.	88,333		409,000
Gulf Coast Ultra Deep Royalty Trust	550,000		24,750

Total Energy			433,750

Financials (3.4%)
Banks (1.5%)
Cadence Bank	11,800		277,064
First Horizon Corp.	18,000		393,480
Flushing Financial Corp.	56,000		1,190,560
Horizon Bancorp, Inc.	10,000		174,200
SouthState Corp.	1,800		138,870
Webster Financial Corp.	12,000		505,800

			2,679,974

Capital Markets (0.0%)†
BKF Capital Group, Inc.*	2,434		29,208

Insurance (1.6%)
Alleghany Corp.*	3,188		2,655,923
Fanhua, Inc. (ADR)	7,500		38,775
Topdanmark A/S	1,000		52,080

			2,746,778

Thrifts & Mortgage Finance (0.3%)
Aareal Bank AG*	16,500		549,859
CNFinance Holdings Ltd. (ADR)*	1,766		4,504

			554,363

Total Financials			6,010,323

Health Care (6.4%)
Biotechnology (3.3%)
Biohaven Pharmaceutical Holding Co. Ltd.*	17,500		2,549,925
Epizyme, Inc.*	10,000		14,700
F-star Therapeutics, Inc.*	2,000		12,520
Grifols SA (ADR)*	24,000		285,120
Idorsia Ltd. (x)*	12,000		172,609
Radius Health, Inc.*	2,000		20,740

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Sierra Oncology, Inc. (x)*	43,100	$2,370,069
Turning Point Therapeutics, Inc.*	5,000	376,250

		5,801,933

Health Care Equipment & Supplies (0.2%)
Bioventus, Inc., Class A (x)*	5,220	35,600
ICU Medical, Inc.*	500	82,195
Innocoll Holdings Ltd. (r)(x)*	125,000	—
Natus Medical, Inc.*	3,500	114,695
QuidelOrtho Corp.*	2,110	205,050

		437,540

Health Care Providers & Services (0.5%)
CareTech Holdings plc	25,000	225,769
Covetrus, Inc.*	29,000	601,750

		827,519

Health Care Technology (0.3%)
Change Healthcare, Inc.*	10,000	230,600
Convey Health Solutions Holdings, Inc. (x)*	3,000	31,200
EMIS Group plc	4,000	90,829
Teladoc Health, Inc. (x)*	3,000	99,630

		452,259

Life Sciences Tools & Services (0.0%)†
Illumina, Inc.*	200	36,872

Pharmaceuticals (2.1%)
AstraZeneca plc (ADR)	10,000	660,700
TherapeuticsMD, Inc.*	4,000	39,800
Viatris, Inc.	105,000	1,099,350
Vifor Pharma AG	11,000	1,907,039

		3,706,889

Total Health Care		11,263,012

Industrials (13.3%)
Aerospace & Defense (4.4%)
Aerojet Rocketdyne Holdings, Inc.*	149,500	6,069,700
Hexcel Corp.	14,000	732,340
Kaman Corp.	26,000	812,500
Meggitt plc*	10,000	96,050

		7,710,590

Building Products (0.7%)
Carrier Global Corp.	7,000	249,620
Cornerstone Building Brands, Inc.*	29,000	710,210
Griffon Corp.	10,000	280,300

		1,240,130

Electrical Equipment (0.0%)†
Pineapple Energy, Inc. (x)	9,000	21,060

Machinery (6.3%)
CFT SpA (r)*	25,000	114,488
CIRCOR International, Inc.*	18,000	295,020
Crane Holdings Co.	2,000	175,120
EnPro Industries, Inc.	15,000	1,228,950
Haldex AB*	18,000	115,261
Meritor, Inc.*	65,000	2,361,450
Mueller Industries, Inc.	26,500	1,412,185
Mueller Water Products, Inc., Class A	12,000	140,760
Park-Ohio Holdings Corp.	9,500	150,670
Valmet OYJ	16,384	402,441
Welbilt, Inc.*	200,000	4,762,000

		11,158,345

Professional Services (0.7%)
eWork Group AB	2,000	23,544
Intertrust NV (m)*	10,000	200,579
ManTech International Corp., Class A	5,000	477,250
Nielsen Holdings plc	24,000	557,280

		1,258,653

Trading Companies & Distributors (1.2%)
Herc Holdings, Inc.	23,100	2,082,465

Transportation Infrastructure (0.0%)†
Atlantia SpA	3,000	70,411

Total Industrials		23,541,654

Information Technology (9.9%)
Communications Equipment (0.4%)
Digi International, Inc.*	25,000	605,500
Plantronics, Inc.*	5,000	198,400

		803,900

Electronic Equipment, Instruments & Components (2.9%)
Coherent, Inc.*	1,200	319,464
CTS Corp.	8,000	272,400
Rogers Corp.*	17,300	4,534,157

		5,126,021

IT Services (0.4%)
MoneyGram International, Inc.*	61,000	610,000
Switch, Inc., Class A	5,000	167,500

		777,500

Semiconductors & Semiconductor Equipment (1.7%)
CMC Materials, Inc.	16,500	2,879,085
NeoPhotonics Corp.*	6,000	94,380

		2,973,465

Software (4.4%)
Aspen Technology, Inc.*	3,150	578,592
Avast plc (m)	100,000	629,485
Black Knight, Inc.*	9,000	588,510
CDK Global, Inc.	15,000	821,550
Citrix Systems, Inc.	22,000	2,137,740
Mandiant Corp.*	15,000	327,300
Sailpoint Technologies Holdings, Inc. (x)*	19,000	1,190,920
VMware, Inc., Class A	1,000	113,980
Vonage Holdings Corp.*	50,000	942,000
Zendesk, Inc.*	5,000	370,350

		7,700,427

Technology Hardware, Storage & Peripherals (0.1%)
Diebold Nixdorf, Inc. (x)*	60,000	136,200

Total Information Technology		17,517,513

Materials (4.6%)
Chemicals (1.5%)
Atotech Ltd.*	45,000	870,750
GCP Applied Technologies, Inc.*	54,000	1,689,120
Tronox Holdings plc, Class A	400	6,720

		2,566,590

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Construction Materials (1.5%)
Vulcan Materials Co.	19,000	$2,699,900

Containers & Packaging (1.1%)
Greif, Inc., Class A	2,000	124,760
Intertape Polymer Group, Inc.	25,000	786,203
Myers Industries, Inc.	48,000	1,091,040

		2,002,003

Metals & Mining (0.4%)
Endeavour Mining plc	4,700	97,235
Kinross Gold Corp.	5,960	21,206
Pan American Silver Corp.	25,000	491,183
Sierra Metals, Inc. (x)	60,000	48,000
Turquoise Hill Resources Ltd.*	1,500	40,180

		697,804

Paper & Forest Products (0.1%)
Neenah, Inc.	7,000	238,980

Total Materials		8,205,277

Real Estate (1.4%)
Equity Real Estate Investment Trusts (REITs) (1.4%)
American Campus Communities, Inc. (REIT)	18,000	1,160,460
Bluerock Residential Growth REIT, Inc. (REIT)	6,000	157,740
Condor Hospitality Trust, Inc. (REIT) (r)(x)*	13,500	—
Healthcare Trust of America, Inc. (REIT), Class A	2,000	55,820
PS Business Parks, Inc. (REIT)	1,000	187,150
Ryman Hospitality Properties, Inc. (REIT)*	11,000	836,330

		2,397,500

Real Estate Management & Development (0.0%)†
Corem Property Group AB, Class B	10,000	11,227
S IMMO AG	1,000	23,851

		35,078

Total Real Estate		2,432,578

Utilities (10.7%)
Electric Utilities (5.6%)
Evergy, Inc.	25,500	1,663,875
PNM Resources, Inc.	160,500	7,668,690
Portland General Electric Co.	11,000	531,630

		9,864,195

Gas Utilities (2.8%)
Macquarie Infrastructure Holdings LLC	108,000	422,280
National Fuel Gas Co.	45,000	2,972,250
South Jersey Industries, Inc.	3,500	119,490
Southwest Gas Holdings, Inc.	16,500	1,436,820

		4,950,840

Independent Power and Renewable Electricity Producers (0.9%)
Alerion Cleanpower SpA	8,000	260,972
ContourGlobal plc (m)	405,000	1,240,606

		1,501,578

Multi-Utilities (0.7%)
Avista Corp.	27,000	1,174,770

Water Utilities (0.7%)
Severn Trent plc	40,000	1,324,564

Total Utilities		18,815,947

Total Common Stocks (65.7%) (Cost $121,459,490)		116,009,822

PREFERRED STOCK:
Industrials (0.2%)
Industrial Conglomerates (0.2%)
Steel Partners Holdings LP 6.000%	15,000	342,450

Total Preferred Stock (0.2%) (Cost $270,047)		342,450

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.0%)†
Food Products (0.0%)†
Contraf-Nicotex-Tobacco GmbH, CVR (r)*	15,000	7,500

Total Consumer Staples		7,500

Health Care (0.0%)†
Biotechnology (0.0%)†
Achillion Pharmaceuticals, Inc., CVR (r) (x)*	21,000	7,245
Adamas Pharmaceuticals, Inc., CVR *	108,000	5,400
Ambit Biosciences Corp., CVR (r)*	20,000	25,350
Clementia Pharmaceuticals, Inc., CVR (r)*	40,000	—
Tobira Therapeutics, Inc., CVR (r)(x)*	15,000	—

		37,995

Pharmaceuticals (0.0%)†
Ocera Therapeutics, Inc., CVR (r)*	16,000	2,720
Zogenix, Inc., CVR (r)*	1,500	765

		3,485

Total Health Care		41,480

Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR (r)*	12,500	8,250

Total Industrials		8,250

Information Technology (0.0%)†
IT Services (0.0%)†
Flexion, Inc., CVR (x)*	1,000	650

Total Information Technology		650

Materials (0.0%)
Metals & Mining (0.0%)
Kinross Gold Corp., CVR (r)*	14,000	—

Total Materials		—

Total Rights (0.0%) (Cost $7,865)		57,880

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (30.2%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	1,000,000	$1,000,000
JPMorgan Prime Money Market Fund, IM Shares	52,422,348	52,432,832

Total Investment Companies		53,432,832

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.3%)
Deutsche Bank Securities, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $2,798,481, collateralized by various U.S. Government Agency Securities, ranging from 2.000%-4.000%, maturing 1/1/45-4/1/52; total market value $2,854,332. (xx)	$2,798,365	2,798,365
National Bank of Canada, 1.70%, dated 6/30/22, due 7/7/22, repurchase price $1,100,364, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 11/3/22-2/15/51; total market value $1,213,088. (xx)	1,100,000	1,100,000
TD Prime Services LLC, 1.65%, dated 6/30/22, due 7/1/22, repurchase price $100,005, collateralized by various Common Stocks; total market value $110,777. (xx)	100,000	100,000

Total Repurchase Agreements		3,998,365

Total Short-Term Investments (32.5%) (Cost $57,425,059)		57,431,197

Total Investments in Securities (98.4%) (Cost $179,162,461)		173,841,349
Other Assets Less Liabilities (1.6%)		2,788,463

Net Assets (100%)		$176,629,812

*	Non-income producing.
†	Percent shown is less than 0.05%.
@	Shares are less than 0.5.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2022, the market value of these securities amounted to $2,134,633 or 1.2% of net assets.

(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $4,919,832. This was collateralized by $61,088 of various U.S. Government Treasury Securities, ranging from 0.125% – 6.250%, maturing 7/31/22 – 5/15/50 and by cash of $4,998,365 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$16,449,588	$1,606,057	$—		$18,055,645
Consumer Discretionary	5,340,678	2,288,948	—		7,629,626
Consumer Staples	—	2,104,497	—		2,104,497
Energy	433,750	—	—		433,750
Financials	5,379,176	631,147	—		6,010,323
Health Care	8,866,766	2,396,246	—	(a)	11,263,012
Industrials	22,518,880	908,286	114,488		23,541,654
Information Technology	16,888,028	629,485	—		17,517,513
Materials	8,205,277	—	—		8,205,277
Real Estate	2,397,500	35,078	—	(a)	2,432,578
Utilities	15,989,805	2,826,142	—		18,815,947
Preferred Stock
Industrials	—	342,450	—		342,450
Rights
Consumer Staples	—	—	7,500		7,500
Health Care	—	5,400	36,080		41,480
Industrials	—	—	8,250		8,250
Information Technology	—	650	—		650
Materials	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Companies	53,432,832	—	—		53,432,832
Repurchase Agreements	—	3,998,365	—		3,998,365

Total Assets	$155,902,280	$17,772,751	$166,318		$173,841,349

Total Liabilities	$—	$—	$—		$—

Total	$155,902,280	$17,772,751	$166,318		$173,841,349

(a)	Value is zero.

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$72,161,474
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$84,239,380

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,833,405
Aggregate gross unrealized depreciation	(23,272,221)

Net unrealized depreciation	$(5,438,816)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$179,280,165

For the six months ended June 30, 2022, the Portfolio incurred approximately $326 as brokerage commissions with G. Research, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $175,164,096)	$169,842,984
Repurchase Agreements (Cost $3,998,365)	3,998,365
Cash	8,262,027
Foreign cash (Cost $21,821)	21,469
Receivable for securities sold	391,867
Dividends, interest and other receivables	212,491
Receivable for Portfolio shares sold	26,438
Securities lending income receivable	15,236
Other assets	2,054

Total assets	182,772,931

LIABILITIES
Payable for return of collateral on securities loaned	4,998,365
Payable for securities purchased	882,392
Investment management fees payable	120,681
Payable for Portfolio shares redeemed	71,700
Distribution fees payable – Class IB	30,420
Administrative fees payable	13,677
Distribution fees payable – Class IA	1,799
Trustees’ fees payable	574
Accrued expenses	23,511

Total liabilities	6,143,119

NET ASSETS	$176,629,812

Net assets were comprised of:
Paid in capital	$178,234,612
Total distributable earnings (loss)	(1,604,800)

Net assets	$176,629,812

Class IA
Net asset value, offering and redemption price per share, $8,598,037 / 729,634 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.78

Class IB
Net asset value, offering and redemption price per share, $145,005,242 / 12,379,498 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.71

Class K
Net asset value, offering and redemption price per share, $23,026,533 / 1,929,570 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.93

(x)	Includes value of securities on loan of $4,919,832.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (net of $39,637 foreign withholding tax)	$1,028,065
Interest	7,455
Securities lending (net)	31,776

Total income	1,067,296

EXPENSES
Investment management fees	851,935
Distribution fees – Class IB	194,504
Administrative fees	86,625
Professional fees	28,575
Custodian fees	22,536
Distribution fees – Class IA	11,525
Printing and mailing expenses	11,101
Trustees’ fees	2,937
Miscellaneous	2,220

Gross expenses	1,211,958
Less: Waiver from investment manager	(59,884)

Net expenses	1,152,074

NET INVESTMENT INCOME (LOSS)	(84,778)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	2,161,797
Foreign currency transactions	(119)

Net realized gain (loss)	2,161,678

Change in unrealized appreciation (depreciation) on:
Investments in securities	(18,635,567)
Foreign currency translations	(6,036)

Net change in unrealized appreciation (depreciation)	(18,641,603)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(16,479,925)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(16,564,703)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(84,778)	$1,071,395
Net realized gain (loss)	2,161,678	16,897,967
Net change in unrealized appreciation (depreciation)	(18,641,603)	3,948,030

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(16,564,703)	21,917,392

Distributions to shareholders:
Class IA	—	(335,059)
Class IB	—	(5,568,371)
Class K	—	(915,830)

Total distributions to shareholders	—	(6,819,260)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 29,884 and 83,557 shares, respectively ]	367,064	1,069,253
Capital shares issued in reinvestment of dividends and distributions [ 0 and 26,386 shares, respectively ]	—	335,059
Capital shares repurchased [ (77,509) and (157,926) shares, respectively ]	(957,461)	(2,025,360)

Total Class IA transactions	(590,397)	(621,048)

Class IB
Capital shares sold [ 545,559 and 965,948 shares, respectively ]	6,697,166	12,378,213
Capital shares issued in reinvestment of dividends and distributions [ 0 and 441,162 shares, respectively ]	—	5,568,371
Capital shares repurchased [ (1,201,697) and (2,054,415) shares, respectively ]	(14,695,183)	(26,078,196)

Total Class IB transactions	(7,998,017)	(8,131,612)

Class K
Capital shares sold [ 57,819 and 209,705 shares, respectively ]	723,320	2,654,169
Capital shares issued in reinvestment of dividends and distributions [ 0 and 71,316 shares, respectively ]	—	915,830
Capital shares repurchased [ (143,032) and (345,927) shares, respectively ]	(1,796,516)	(4,575,931)

Total Class K transactions	(1,073,196)	(1,005,932)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(9,661,610)	(9,758,592)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(26,226,313)	5,339,540
NET ASSETS:
Beginning of period	202,856,125	197,516,585

End of period	$176,629,812	$202,856,125

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IA			2021		2020		2019		2018		2017
Net asset value, beginning of period	$12.86		$11.95		$12.13		$11.84		$13.00		$12.95

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01	)(7)	0.06	(5)(6)	(0.01	)(4)	0.48	(3)	0.17	(2)	0.01	(1)
Net realized and unrealized gain (loss)	(1.07)		1.30		(0.15)		0.53		(0.79)		0.77

Total from investment operations	(1.08)		1.36		(0.16)		1.01		(0.62)		0.78

Less distributions:
Dividends from net investment income	—		(0.09)		(0.02)		(0.51)		(0.19)		—	#
Distributions from net realized gains	—		(0.36)		—		(0.04)		(0.35)		(0.73)
Return of capital	—		—		—		(0.17)		—		—

Total dividends and distributions	—		(0.45)		(0.02)		(0.72)		(0.54)		(0.73)

Net asset value, end of period	$11.78		$12.86		$11.95		$12.13		$11.84		$13.00

Total return (b)	(8.40)%		11.36%		(1.32)%		8.62%		(4.85)%		6.14	%(gg)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,598		$9,997		$9,860		$11,656		$11,854		$13,541
Ratio of expenses to average net assets:
After waivers (a)(f)	1.25%		1.25%		1.31%		1.31%		1.31%		1.32%
Before waivers (a)(f)	1.31%		1.31%		1.32%		1.31%		1.31%		1.32%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.13	)%(dd)	0.46	%(cc)(ii)	(0.12	)%(bb)	3.89	%(hh)	1.33	%(aa)	0.07	%(ff)
Before waivers (a)(f)	(0.19	)%(dd)	0.40	%(cc)(ii)	(0.13	)%(bb)	3.89	%(hh)	1.33	%(aa)	0.07	%(ff)
Portfolio turnover rate^	54	%(z)	190%		213%		184%		175%		138%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021		2020		2019		2018		2017
Net asset value, beginning of period	$12.78		$11.88		$12.06		$11.77		$12.93		$12.88

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01	)(7)	0.06	(5)(6)	(0.01	)(4)	0.49	(3)	0.17	(2)	0.01	(1)
Net realized and unrealized gain (loss)	(1.06)		1.29		(0.15)		0.52		(0.79)		0.77

Total from investment operations	(1.07)		1.35		(0.16)		1.01		(0.62)		0.78

Less distributions:
Dividends from net investment income	—		(0.09)		(0.02)		(0.51)		(0.19)		—	#
Distributions from net realized gains	—		(0.36)		—		(0.04)		(0.35)		(0.73)
Return of capital	—		—		—		(0.17)		—		—

Total dividends and distributions	—		(0.45)		(0.02)		(0.72)		(0.54)		(0.73)

Net asset value, end of period	$11.71		$12.78		$11.88		$12.06		$11.77		$12.93

Total return (b)	(8.37)%		11.34%		(1.33)%		8.67%		(4.88)%		6.17	%(gg)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$145,005		$166,650		$162,540		$179,897		$181,045		$205,054
Ratio of expenses to average net assets:
After waivers (a)(f)	1.25%		1.25%		1.31%		1.31%		1.31%		1.32%
Before waivers (a)(f)	1.31%		1.31%		1.32%		1.31%		1.31%		1.32%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.12	)%(dd)	0.49	%(cc)(ii)	(0.12	)%(bb)	3.96	%(hh)	1.35	%(aa)	0.07	%(ff)
Before waivers (a)(f)	(0.18	)%(dd)	0.44	%(cc)(ii)	(0.14	)%(bb)	3.96	%(hh)	1.35	%(aa)	0.07	%(ff)
Portfolio turnover rate^	54	%(z)	190%		213%		184%		175%		138%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021		2020		2019		2018		2017
Net asset value, beginning of period	$13.01		$12.08		$12.25		$11.95		$13.12		$13.06

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	†(7)	0.1	(5)(6)	0.01	(4)	0.54	(3)	0.21	(2)	0.04	(1)
Net realized and unrealized gain (loss)	(1.09)		1.31		(0.13)		0.52		(0.81)		0.79

Total from investment operations	(1.08)		1.41		(0.12)		1.06		(0.60)		0.83

Less distributions:
Dividends from net investment income	—		(0.12)		(0.05)		(0.54)		(0.22)		(0.04)
Distributions from net realized gains	—		(0.36)		—		(0.04)		(0.35)		(0.73)
Return of capital	—		—		—		(0.18)		—		—

Total dividends and distributions	—		(0.48)		(0.05)		(0.76)		(0.57)		(0.77)

Net asset value, end of period	$11.93		$13.01		$12.08		$12.25		$11.95		$13.12

Total return (b)	(8.30)%		11.65%		(1.00)%		8.89%		(4.64)%		6.42	%(gg)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$23,027		$26,209		$25,116		$20,863		$19,942		$20,653
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%		1.00%		1.05%		1.06%		1.05%		1.07%
Before waivers (a)(f)	1.06%		1.06%		1.07%		1.06%		1.05%		1.07%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.13	%(dd)	0.76	%(cc)(ii)	0.10	%(bb)	4.29	%(hh)	1.58	%(aa)	0.32	%(ff)
Before waivers (a)(f)	0.06	%(dd)	0.70	%(cc)(ii)	0.08	%(bb)	4.29	%(hh)	1.58	%(aa)	0.32	%(ff)
Portfolio turnover rate^	54	%(z)	190%		213%		184%		175%		138%

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.01), $(0.01) and $0.03 for Class IA, Class IB and Class K, respectively.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.07, $0.07 and $0.11 for Class IA, Class IB and Class K, respectively.
(3)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.04, $0.05 and $0.09 for Class IA, Class IB and Class K, respectively.
(4)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.05), $(0.05) and $(0.03) for Class IA, Class IB and Class K, respectively.
(5)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.02, $0.02 and $0.05 for Class IA, Class IB and Class K, respectively.
(6)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.04, $0.04 and $0.08 for Class IA, Class IB and Class K, respectively.
(7)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.01), $(0.01) and $0.00# for Class IA, Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.77% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.32% lower.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.34% lower.
(dd)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.08% lower.
(ff)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.12% lower.
(gg)	Includes a litigation payment. Without this payment, the total return would have been 5.57% for Class IA, 5.60% for Class IB and 5.85% for Class K.
(hh)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 3.56% lower.
(ii)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.14% lower.

See Notes to Financial Statements.

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Industrials	41.1%
Consumer Discretionary	14.0
Communication Services	7.9
Materials	7.4
Utilities	5.6
Consumer Staples	5.4
Health Care	4.5
Financials	4.0
Real Estate	3.5
Information Technology	3.4
Energy	1.3
Repurchase Agreements	0.8
Investment Company	0.1
Cash and Other	1.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IA
Actual	$1,000.00	$817.10	$4.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.25
Class IB
Actual	1,000.00	817.00	4.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class K
Actual	1,000.00	818.00	3.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.00

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.05%, 1.05% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.9%)
Diversified Telecommunication Services (0.9%)
Anterix, Inc.*	7,000	$287,490
Consolidated Communications Holdings, Inc.*	37,000	259,000
EchoStar Corp., Class A*	30,000	579,000
Iridium Communications, Inc.*	290,000	10,892,400
Liberty Global plc, Class A*	97,471	2,051,765
Liberty Global plc, Class C*	230,000	5,080,700
Liberty Latin America Ltd., Class A*	54,300	423,540
Liberty Latin America Ltd., Class C*	8,920	69,487
Telesat Corp.*	325,000	3,630,250
Verizon Communications, Inc.	85,000	4,313,750

		27,587,382

Entertainment (3.3%)
IMAX Corp.*	58,000	979,620
Liberty Media Corp.-Liberty Braves, Class A*	380,000	9,557,000
Liberty Media Corp.-Liberty Braves, Class C*	150,000	3,600,000
Live Nation Entertainment, Inc.*	263,000	21,718,540
Madison Square Garden Entertainment Corp.*	309,707	16,296,782
Madison Square Garden Sports Corp.*	177,000	26,727,000
Marcus Corp. (The)*	525,000	7,754,250
Reading International, Inc., Class A (x)*	179,000	646,190
Reading International, Inc., Class B (x)*	11,000	231,000
Take-Two Interactive Software, Inc.*	57,000	6,984,210
Warner Bros Discovery, Inc.*	46,500	624,030
World Wrestling Entertainment, Inc., Class A (x)	29,000	1,812,210

		96,930,832

Interactive Media & Services (0.0%)†
Cars.com, Inc.*	22,000	207,460

Media (3.0%)
AMC Networks, Inc., Class A*	56,000	1,630,720
Beasley Broadcast Group, Inc., Class A (x)*‡	537,000	687,360
Clear Channel Outdoor Holdings, Inc.*	1,050,000	1,123,500
Corus Entertainment, Inc., Class B	345,000	946,123
DISH Network Corp., Class A*	18,974	340,204
EW Scripps Co. (The), Class A*	2,076,000	25,887,720
Gray Television, Inc.	319,300	5,392,977
Gray Television, Inc., Class A	40,000	633,384
Grupo Televisa SAB (ADR)	195,000	1,595,100
Interpublic Group of Cos., Inc. (The)	770,000	21,198,100
Nexstar Media Group, Inc., Class A	35,000	5,700,800
Salem Media Group, Inc. (x)*	175,000	371,000
Sinclair Broadcast Group, Inc., Class A	470,014	9,588,286
Sirius XM Holdings, Inc. (x)	1,000,000	6,130,000
Townsquare Media, Inc., Class A*	186,000	1,523,340
WideOpenWest, Inc.*	330,000	6,009,300

		88,757,914

Wireless Telecommunication Services (0.7%)
Gogo, Inc.*	220,000	3,561,800
Rogers Communications, Inc., Class B	200,000	9,580,000
Shenandoah Telecommunications Co.	112,236	2,491,639
Telephone and Data Systems, Inc.	120,000	1,894,800
United States Cellular Corp.*	96,000	2,780,160

		20,308,399

Total Communication Services		233,791,987

Consumer Discretionary (13.9%)
Auto Components (2.9%)
BorgWarner, Inc.	246,000	8,209,020
Brembo SpA	1,000,088	9,766,503
Dana, Inc.	1,185,035	16,673,442
Garrett Motion, Inc. (x)*	325,000	2,512,250
Garrett Motion, Inc. Series A (r)*	135,916	1,061,368
Gentex Corp.	190,000	5,314,300
Modine Manufacturing Co.*	1,245,000	13,109,850
Standard Motor Products, Inc.	210,800	9,483,892
Stoneridge, Inc.*	249,365	4,276,610
Strattec Security Corp.*‡	223,005	7,392,616
Superior Industries International, Inc.*	70,000	276,500
Tenneco, Inc., Class A*	392,000	6,726,720

		84,803,071

Automobiles (0.2%)
Thor Industries, Inc.	4,000	298,920
Winnebago Industries, Inc.	98,000	4,758,880

		5,057,800

Distributors (0.2%)
Uni-Select, Inc.*	200,000	4,443,754

Diversified Consumer Services (0.0%)†
Universal Technical Institute, Inc.*	198,000	1,411,740

Hotels, Restaurants & Leisure (3.1%)
Biglari Holdings, Inc., Class A*‡	11,700	6,877,611
Boyd Gaming Corp.	545,000	27,113,750
Canterbury Park Holding Corp. (x)‡	327,000	8,459,490
Cheesecake Factory, Inc. (The)	130,000	3,434,600
Churchill Downs, Inc.	100,000	19,153,000
Cracker Barrel Old Country Store, Inc.	6,000	500,940
Denny’s Corp.*	385,080	3,342,494
Full House Resorts, Inc.*	435,000	2,644,800
GAN Ltd.*	58,000	171,680
Golden Entertainment, Inc.*	103,000	4,073,650
Inspired Entertainment, Inc.*	12,000	103,320
International Game Technology plc	60,000	1,113,600
Las Vegas Sands Corp.*	82,000	2,754,380
Nathan’s Famous, Inc.	192,000	11,245,440
Rock Field Co. Ltd. (x)	208,000	2,227,072

		93,215,827

Household Durables (2.3%)
Bassett Furniture Industries, Inc.	415,000	7,519,800
Cavco Industries, Inc.*	156,500	30,672,435
Ethan Allen Interiors, Inc.	35,000	707,350
Hunter Douglas NV*	20,000	3,667,920

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
La-Z-Boy, Inc.	280,000	$6,638,800
Lennar Corp., Class B	105,000	6,164,550
Lifetime Brands, Inc.	11,000	121,440
Nobility Homes, Inc.	160,087	4,482,436
Skyline Champion Corp.*	196,000	9,294,320

		69,269,051

Internet & Direct Marketing Retail (0.2%)
1-800-Flowers.com, Inc., Class A*	600,000	5,706,000
Lands’ End, Inc.*	135,000	1,433,700

		7,139,700

Leisure Products (0.3%)
American Outdoor Brands, Inc.*	32,000	304,320
Brunswick Corp.	56,500	3,693,970
Johnson Outdoors, Inc., Class A	20,000	1,223,200
Marine Products Corp. (x)	265,700	2,526,807
Universal Entertainment Corp.*	55,000	589,426

		8,337,723

Specialty Retail (4.4%)
Aaron’s Co., Inc. (The)	57,000	829,350
AutoNation, Inc.*	410,000	45,821,600
Big 5 Sporting Goods Corp. (x)	50,000	560,500
Bowlin Travel Centers, Inc.*	76,500	378,675
Monro, Inc.	178,000	7,632,640
O’Reilly Automotive, Inc.*	10,000	6,317,600
Penske Automotive Group, Inc.	450,000	47,110,500
Pets at Home Group plc	260,000	977,605
Sally Beauty Holdings, Inc.*	611,630	7,290,630
Tractor Supply Co.	66,500	12,891,025

		129,810,125

Textiles, Apparel & Luxury Goods (0.3%)
Hanesbrands, Inc.	150,000	1,543,500
Movado Group, Inc.	195,000	6,031,350
Wolverine World Wide, Inc.	53,500	1,078,560

		8,653,410

Total Consumer Discretionary		412,142,201

Consumer Staples (5.4%)
Beverages (0.8%)
Boston Beer Co., Inc. (The), Class A*	5,800	1,757,226
Brown-Forman Corp., Class A	87,000	5,884,680
Crimson Wine Group Ltd.*	370,000	2,641,800
Davide Campari-Milano NV	425,000	4,487,387
Primo Water Corp.	710,000	9,499,800

		24,270,893

Food & Staples Retailing (1.9%)
Casey’s General Stores, Inc.	19,000	3,514,620
Ingles Markets, Inc., Class A‡	583,000	50,575,250
Village Super Market, Inc., Class A	145,024	3,307,998

		57,397,868

Food Products (1.2%)
Calavo Growers, Inc.	75,000	3,129,000
Farmer Bros Co.*	585,000	2,743,650
Flowers Foods, Inc.	60,000	1,579,200
Hain Celestial Group, Inc. (The)*	140,000	3,323,600
Ingredion, Inc.	19,500	1,719,120
J & J Snack Foods Corp.	45,000	6,284,700
John B Sanfilippo & Son, Inc.	17,000	1,232,330
Landec Corp.*	70,000	697,900
Lifeway Foods, Inc.*	30,000	149,100
Limoneira Co.	80,000	1,127,200
Maple Leaf Foods, Inc.	130,000	2,556,168
Post Holdings, Inc.*	100,000	8,235,000
Tootsie Roll Industries, Inc.	88,580	3,131,303

		35,908,271

Household Products (1.2%)
Church & Dwight Co., Inc.	100,000	9,266,000
Energizer Holdings, Inc.	150,000	4,252,500
Oil-Dri Corp. of America‡	434,031	13,303,050
WD-40 Co.	40,000	8,054,400

		34,875,950

Personal Products (0.3%)
BellRing Brands, Inc.*	100,001	2,489,020
Edgewell Personal Care Co.	132,000	4,556,640
United-Guardian, Inc.	140,000	2,098,600

		9,144,260

Total Consumer Staples		161,597,242

Energy (1.3%)
Energy Equipment & Services (0.8%)
Dril-Quip, Inc.*	410,000	10,578,000
KLX Energy Services Holdings, Inc. (x)*	19,000	82,270
Oceaneering International, Inc.*	135,000	1,441,800
RPC, Inc.*	1,410,000	9,743,100

		21,845,170

Oil, Gas & Consumable Fuels (0.5%)
CNX Resources Corp.*	190,000	3,127,400
Navigator Holdings Ltd.*	410,000	4,628,900
ONEOK, Inc.	137,000	7,603,500

		15,359,800

Total Energy		37,204,970

Financials (4.0%)
Banks (2.2%)
Ameris Bancorp	37,000	1,486,660
Atlantic Union Bankshares Corp.	12,000	407,040
Cadence Bank	37,800	887,544
Colony Bankcorp, Inc.	12,000	181,080
Eagle Bancorp, Inc.	60,000	2,844,600
FB Financial Corp.	12,000	470,640
First Bancorp (Nasdaq Stock Exchange)	10,000	349,000
First Bancorp (Quotrix Stock Exchange)	84,000	1,084,440
First Busey Corp.	28,500	651,225
First Horizon Corp.	68,000	1,486,480
Flushing Financial Corp.	628,000	13,351,280
FNB Corp.	46,000	499,560
Hanover Bancorp, Inc. (x)	5,000	102,200
Hope Bancorp, Inc.	570,000	7,888,800
Huntington Bancshares, Inc.	250,000	3,007,500
OceanFirst Financial Corp.	63,000	1,205,190
Peapack-Gladstone Financial Corp.	12,000	356,400
Primis Financial Corp.	11,000	149,930

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Renasant Corp.	22,000	$633,820
Sandy Spring Bancorp, Inc.	68,000	2,656,760
Seacoast Banking Corp. of Florida	37,000	1,222,480
ServisFirst Bancshares, Inc. (x)	26,000	2,051,920
Southern First Bancshares, Inc.*	19,000	828,210
SouthState Corp.	19,440	1,499,796
SVB Financial Group*	4,000	1,579,960
Synovus Financial Corp.	75,000	2,703,750
Thomasville Bancshares, Inc.	15,960	1,014,258
Towne Bank	11,000	298,650
Trustmark Corp.	12,000	350,280
United Community Banks, Inc.	23,000	694,370
Webster Financial Corp.	332,000	13,993,800

		65,937,623

Capital Markets (1.5%)
BKF Capital Group, Inc.*	13,000	156,000
Charles Schwab Corp. (The)	75,000	4,738,500
Cohen & Steers, Inc.	278,000	17,678,020
Federated Hermes, Inc.	80,000	2,543,200
GAM Holding AG*	425,000	351,819
Janus Henderson Group plc	254,500	5,983,295
KKR & Co., Inc.	150,000	6,943,500
PJT Partners, Inc., Class A	80,000	5,622,400
Post Holdings Partnering Corp., Class A*	81,899	794,420
Pzena Investment Management, Inc., Class A (x)	80,000	527,200
Wright Investors’ Service Holdings, Inc.*	115,000	28,865

		45,367,219

Consumer Finance (0.1%)
Medallion Financial Corp. (x)	170,000	1,088,000
PROG Holdings, Inc.*	77,739	1,282,693

		2,370,693

Diversified Financial Services (0.0%)†
Compass Diversified Holdings	45,000	963,900

Insurance (0.2%)
Alleghany Corp.*	3,000	2,499,300
Argo Group International Holdings Ltd.	70,000	2,580,200

		5,079,500

Thrifts & Mortgage Finance (0.0%)†
Capitol Federal Financial, Inc.	38,000	348,840
Crazy Woman Creek Bancorp, Inc.	14,000	358,400

		707,240

Total Financials		120,426,175

Health Care (4.5%)
Health Care Equipment & Supplies (3.6%)
Align Technology, Inc.*	300	71,001
Cardiovascular Systems, Inc.*	36,000	516,960
CONMED Corp.	57,500	5,506,200
Cooper Cos., Inc. (The)	13,500	4,227,120
Cutera, Inc.*	678,500	25,443,750
Dexcom, Inc.*	52,000	3,875,560
Heska Corp.*	15,200	1,436,552
ICU Medical, Inc.*	21,000	3,452,190
Masimo Corp.*	85,000	11,106,950
Meridian Bioscience, Inc.*	230,000	6,996,600
Neogen Corp.*	40,000	963,600
Neuronetics, Inc.*	57,000	182,970
NuVasive, Inc.*	150,000	7,374,000
Orthofix Medical, Inc.*	64,000	1,506,560
QuidelOrtho Corp.*	161,000	15,645,980
STERIS plc	86,000	17,728,900
Surmodics, Inc.*	55,000	2,047,650

		108,082,543

Health Care Providers & Services (0.5%)
Chemed Corp.	2,500	1,173,475
Covetrus, Inc.*	30,000	622,500
Henry Schein, Inc.*	20,000	1,534,800
Invitae Corp. (x)*	98,000	239,120
OPKO Health, Inc.*	200,000	506,000
Patterson Cos., Inc.	325,000	9,847,500

		13,923,395

Health Care Technology (0.1%)
Evolent Health, Inc., Class A*	83,000	2,548,930
Teladoc Health, Inc.*	10,000	332,100

		2,881,030

Life Sciences Tools & Services (0.3%)
Bio-Rad Laboratories, Inc., Class A*	20,000	9,900,000
NeoGenomics, Inc.*	4,000	32,600

		9,932,600

Pharmaceuticals (0.0%)†
Cassava Sciences, Inc.*	1	28

Total Health Care		134,819,596

Industrials (41.0%)
Aerospace & Defense (6.2%)
AAR Corp.*	110,000	4,602,400
Aerojet Rocketdyne Holdings, Inc.*	1,490,000	60,494,000
Astronics Corp.*	10,000	101,700
Astronics Corp., Class B (x)*	30,000	288,300
Curtiss-Wright Corp.	150,000	19,809,000
Ducommun, Inc.*	110,000	4,734,400
HEICO Corp. (x)	120,900	15,852,408
HEICO Corp., Class A	3,000	316,140
Innovative Solutions and Support, Inc.*	107,500	774,000
Kaman Corp.	1,117,500	34,921,875
Moog, Inc., Class A	67,000	5,319,130
Moog, Inc., Class B (x)	34,021	2,700,927
National Presto Industries, Inc.	6,500	426,660
Park Aerospace Corp.	650,000	8,294,000
Textron, Inc.	286,000	17,466,020
Woodward, Inc.	82,000	7,584,180

		183,685,140

Building Products (2.2%)
A O Smith Corp.	78,000	4,265,040
Armstrong Flooring, Inc. (x)*	500,000	139,250
Fortune Brands Home & Security, Inc.	10,000	598,800
Gibraltar Industries, Inc.*	46,000	1,782,500
Griffon Corp.	1,899,041	53,230,119

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Johnson Controls International plc	112,000	$5,362,560

		65,378,269

Commercial Services & Supplies (5.1%)
ACCO Brands Corp.	155,000	1,012,150
Casella Waste Systems, Inc., Class A*	127,500	9,266,700
IAA, Inc.*	422,500	13,845,325
KAR Auction Services, Inc.*	440,000	6,498,800
Kimball International, Inc., Class B	225,000	1,725,750
Loomis AB	210,000	5,133,918
Matthews International Corp., Class A	560,000	16,055,200
Republic Services, Inc.	330,000	43,187,100
Rollins, Inc.	1,530,000	53,427,600
Team, Inc.*	965,000	717,285

		150,869,828

Construction & Engineering (0.2%)
Arcosa, Inc.	100,000	4,643,000
Granite Construction, Inc.	15,000	437,100
Valmont Industries, Inc.	10,000	2,246,300

		7,326,400

Electrical Equipment (2.1%)
Allied Motion Technologies, Inc.	65,026	1,485,194
AMETEK, Inc.	330,500	36,318,645
AZZ, Inc.	178,000	7,265,960
Pineapple Energy, Inc.	115,000	269,100
Rockwell Automation, Inc.	87,000	17,339,970
Vicor Corp.*	1,500	82,095

		62,760,964

Machinery (18.0%)
Albany International Corp., Class A	36,000	2,836,440
Altra Industrial Motion Corp.	38,000	1,339,500
Astec Industries, Inc.	473,629	19,314,590
Chart Industries, Inc.*	123,600	20,688,168
CIRCOR International, Inc.*	675,000	11,063,250
CNH Industrial NV (x)	2,690,000	31,177,100
Commercial Vehicle Group, Inc.*	125,000	730,000
Crane Holdings Co.	552,500	48,376,900
Donaldson Co., Inc.	211,000	10,157,540
Eastern Co. (The) (x)	266,039	5,411,233
Enerpac Tool Group Corp.	75,000	1,426,500
EnPro Industries, Inc.	410,000	33,591,300
Federal Signal Corp.	500,000	17,800,000
Flowserve Corp.	104,000	2,977,520
Franklin Electric Co., Inc.	250,000	18,315,000
Gencor Industries, Inc.*	60,000	609,600
Gorman-Rupp Co. (The)	430,000	12,169,000
Graco, Inc.	440,000	26,140,400
Graham Corp.	55,000	380,600
Hyster-Yale Materials Handling, Inc.	228,000	7,346,160
IDEX Corp.	89,000	16,165,070
Interpump Group SpA	210,000	8,048,833
Iveco Group NV*	650,000	3,409,569
Kennametal, Inc.	210,000	4,878,300
L B Foster Co., Class A*	460,001	5,920,213
Lincoln Electric Holdings, Inc.	94,000	11,595,840
Lindsay Corp.	59,500	7,902,790
LS Starrett Co. (The), Class A*‡	442,000	3,102,840
Manitowoc Co., Inc. (The)*	60,000	631,800
Middleby Corp. (The)*	4,800	601,728
Mueller Industries, Inc.	1,543,000	82,226,471
Mueller Water Products, Inc., Class A	1,360,000	15,952,800
Nordson Corp.	39,500	7,996,380
Park-Ohio Holdings Corp.	555,000	8,802,300
Shyft Group, Inc. (The)	272,000	5,056,480
Standex International Corp.	81,000	6,867,180
Tennant Co.	348,000	20,619,000
Toro Co. (The)	47,000	3,562,130
Trinity Industries, Inc.	430,000	10,414,600
Twin Disc, Inc.*	526,000	4,765,560
Watts Water Technologies, Inc., Class A	286,000	35,132,240
Welbilt, Inc.*	80,000	1,904,800

		537,407,725

Trading Companies & Distributors (7.2%)
Distribution Solutions Group, Inc.*	100,000	5,139,000
GATX Corp.	856,000	80,600,960
H&E Equipment Services, Inc.	36,000	1,042,920
Herc Holdings, Inc.	883,100	79,611,465
McGrath RentCorp	23,000	1,748,000
Rush Enterprises, Inc., Class B‡	745,000	36,959,450
Titan Machinery, Inc.*	60,000	1,344,600
United Rentals, Inc.*	27,000	6,558,570

		213,004,965

Total Industrials		1,220,433,291

Information Technology (3.4%)
Electronic Equipment, Instruments & Components (2.1%)
Badger Meter, Inc.	105,000	8,493,450
Bel Fuse, Inc., Class A‡	165,000	3,593,700
Bel Fuse, Inc., Class B	22,000	342,320
CTS Corp.	1,000,000	34,050,000
Daktronics, Inc.*	145,000	436,450
Itron, Inc.*	67,000	3,311,810
Landis+Gyr Group AG (x)*	19,000	996,827
Littelfuse, Inc.	45,500	11,558,820
Napco Security Technologies, Inc. (x)*	36,000	741,240
Trans-Lux Corp.*	120,060	42,993

		63,567,610

IT Services (0.1%)
Alithya Group, Inc., Class A*	750,000	1,807,500
MoneyGram International, Inc.*	46,000	460,000
Steel Connect, Inc.*	833,900	1,117,426

		3,384,926

Software (1.0%)
Fortinet, Inc.*	115,000	6,506,700
GTY Technology Holdings, Inc.*	185,000	1,158,100
Roper Technologies, Inc.	26,500	10,458,225
Tyler Technologies, Inc.*	37,000	12,301,760

		30,424,785

Technology Hardware, Storage & Peripherals (0.2%)
Diebold Nixdorf, Inc. (x)*	1,700,000	3,859,000
Intevac, Inc.*	55,000	266,200

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
TransAct Technologies, Inc.*	80,000	$323,200

		4,448,400

Total Information Technology		101,825,721

Materials (7.4%)
Chemicals (4.1%)
Ashland Global Holdings, Inc.	58,000	5,976,900
Chase Corp.	8,000	622,480
Core Molding Technologies, Inc.*	345,000	3,170,550
Element Solutions, Inc.	67,000	1,192,600
FMC Corp.	28,000	2,996,280
GCP Applied Technologies, Inc.*	634,600	19,850,288
Hawkins, Inc.	44,500	1,603,335
HB Fuller Co.	355,000	21,374,550
Huntsman Corp.	100,000	2,835,000
Livent Corp.*	52,000	1,179,880
Minerals Technologies, Inc.	193,000	11,838,620
NewMarket Corp.	15,000	4,514,400
Olin Corp.	116,000	5,368,480
Quaker Chemical Corp.	5,000	747,600
Scotts Miracle-Gro Co. (The)	74,000	5,845,260
Sensient Technologies Corp.	187,000	15,064,720
Takasago International Corp. (x)	28,500	511,554
Tredegar Corp.	1,460,000	14,600,000
Valvoline, Inc.	162,000	4,670,460

		123,962,957

Containers & Packaging (2.0%)
Greif, Inc., Class A	212,030	13,226,432
Myers Industries, Inc.	1,649,514	37,493,453
Sonoco Products Co.	155,000	8,841,200

		59,561,085

Metals & Mining (1.3%)
Allegheny Technologies, Inc.*	510,000	11,582,100
Ampco-Pittsburgh Corp. (x)*	660,000	2,554,200
Barrick Gold Corp.	24,000	424,560
Haynes International, Inc.	10,000	327,700
Kinross Gold Corp.	45,000	161,100
Materion Corp.	255,000	18,801,150
TimkenSteel Corp.*	212,000	3,966,520

		37,817,330

Total Materials		221,341,372

Real Estate (3.5%)
Equity Real Estate Investment Trusts (REITs) (2.1%)
Indus Realty Trust, Inc. (REIT) (x)‡	338,500	20,093,360
Ryman Hospitality Properties, Inc. (REIT)*	566,300	43,055,789

		63,149,149

Real Estate Management & Development (1.4%)
Capital Properties, Inc., Class A	72,504	886,362
Gyrodyne LLC*	4,004	48,088
Seritage Growth Properties (REIT), Class A (x)*	124,500	648,645
St Joe Co. (The)	784,000	31,015,040
Tejon Ranch Co.*	470,000	7,294,400

		39,892,535

Total Real Estate		103,041,684

Utilities (5.6%)
Electric Utilities (2.2%)
Evergy, Inc.	150,000	9,787,500
Otter Tail Corp.	280,000	18,796,400
PNM Resources, Inc.	785,000	37,507,300

		66,091,200

Gas Utilities (1.8%)
Chesapeake Utilities Corp.	6,000	777,300
Macquarie Infrastructure Holdings LLC	90,000	351,900
National Fuel Gas Co.	170,000	11,228,500
Northwest Natural Holding Co.	34,000	1,805,400
ONE Gas, Inc.	34,000	2,760,460
Southwest Gas Holdings, Inc.	414,000	36,051,120

		52,974,680

Independent Power and Renewable Electricity Producers (0.4%)
AES Corp. (The)	240,000	5,042,400
Ormat Technologies, Inc. (x)	84,000	6,581,400

		11,623,800

Multi-Utilities (0.9%)
Black Hills Corp.	180,000	13,098,600
NorthWestern Corp.	264,000	15,557,520

		28,656,120

Water Utilities (0.3%)
Cadiz, Inc.*	10,000	23,300
SJW Group	102,000	6,365,820
York Water Co. (The)	43,500	1,758,705

		8,147,825

Total Utilities		167,493,625

Total Common Stocks (97.9%) (Cost $1,341,748,869)		2,914,117,864

CONVERTIBLE PREFERRED STOCK:
Consumer Discretionary (0.1%)
Auto Components (0.1%)
Garrett Motion, Inc. 11.000% (x)*	305,000	2,507,100

Total Convertible Preferred Stock (0.1%) (Cost $1,601,250)		2,507,100

PREFERRED STOCK:
Industrials (0.1%)
Industrial Conglomerates (0.1%)
Steel Partners Holdings LP 6.000%	86,000	1,963,380

Total Preferred Stock (0.1%) (Cost $2,033,498)		1,963,380

	Number of Rights	Value (Note 1)
RIGHTS:
Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR(r)(x)* (Cost $—)	115,000	75,900

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Warrants	Value (Note 1)
WARRANTS:
Materials (0.0%)†
Metals & Mining (0.0%)†
Ampco-Pittsburgh Corp., expiring 8/1/25* (Cost $—)	532,000	$221,844

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	2,000,000	2,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.8%)
Deutsche Bank Securities, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $9,232,141, collateralized by various U.S. Government Agency Securities, ranging from 2.000%-4.000%, maturing 1/1/45-4/1/52; total market value $9,416,392. (xx)	$9,231,756	9,231,756
MetLife, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $1,894,314, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-11/15/47; total market value $1,932,973. (xx)	1,894,235	1,894,235
National Bank of Canada, 1.70%, dated 6/30/22, due 7/7/22, repurchase price $9,203,041, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 11/3/22-2/15/51; total market value $10,145,824. (xx)	9,200,000	9,200,000
TD Prime Services LLC, 1.65%, dated 6/30/22, due 7/1/22, repurchase price $5,000,229, collateralized by various Common Stocks; total market value $5,538,860. (xx)	5,000,000	5,000,000

Total Repurchase Agreements		25,325,991

Total Short-Term Investments (0.9%) (Cost $27,325,991)		27,325,991

Total Investments in Securities (99.0%) (Cost $1,372,709,608)		2,946,212,079
Other Assets Less Liabilities (1.0%)		30,001,857

Net Assets (100%)		$2,976,213,936

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $26,586,777. This was collateralized by $52,169 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 7/14/22 – 5/15/52 and by cash of $27,325,991 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2022, were as follows:

Security Description	Shares at June 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Communication Services Media
Beasley Broadcast Group, Inc., Class A(x)*	537,000	1,014,930	—	—	—	(327,570)	687,360	—	—
Consumer Discretionary Auto Components
Strattec Security Corp.*	223,005	8,244,539	10,671	—	—	(862,594)	7,392,616	—	—
Hotels, Restaurants & Leisure
Biglari Holdings, Inc., Class A*	11,700	8,340,000	—	(210,620)	3,978	(1,255,747)	6,877,611	—	—
Canterbury Park Holding Corp.(x)*	327,000	5,644,020	—	—	—	2,815,470	8,459,490	68,670	—
Consumer Staples Food & Staples Retailing
Ingles Markets, Inc., Class A	583,000	54,092,010	—	(3,951,135)	2,943,011	(2,508,636)	50,575,250	203,280	—
Household Products
Oil-Dri Corp. of America	434,031	13,941,507	244,505	—	—	(882,962)	13,303,050	232,640	—
Industrials
Machinery
LS Starrett Co. (The), Class A*	442,000	4,132,700	—	—	—	(1,029,860)	3,102,840	—	—
Trading Companies & Distributors
Rush Enterprises, Inc., Class B	745,000	40,315,590	—	(95,815)	74,228	(3,334,553)	36,959,450	283,480	—
Information Technology
Electronic Equipment, Instruments & Components
Bel Fuse, Inc., Class A	165,000	2,391,475	—	(10,827)	(60)	1,213,112	3,593,700	19,860	—
Real Estate
Equity Real Estate Investment Trusts (REITs)
Indus Realty Trust, Inc. (REIT)(x)	338,500	27,560,400	—	(117,314)	23,158	(7,372,884)	20,093,360	108,320	—

Total		165,677,171	255,176	(4,385,711)	3,044,315	(13,546,224)	151,044,727	916,250	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$232,927,603	$864,384	$—	$233,791,987
Consumer Discretionary	382,113,585	28,967,248	1,061,368	412,142,201
Consumer Staples	154,318,955	7,278,287	—	161,597,242
Energy	37,204,970	—	—	37,204,970
Financials	118,414,633	2,011,542	—	120,426,175
Health Care	134,819,596	—	—	134,819,596
Industrials	1,200,851,744	19,581,547	—	1,220,433,291
Information Technology	95,384,701	6,441,020	—	101,825,721
Materials	220,829,818	511,554	—	221,341,372
Real Estate	102,107,234	934,450	—	103,041,684
Utilities	167,493,625	—	—	167,493,625
Convertible Preferred Stock
Consumer Discretionary	2,507,100	—	—	2,507,100
Preferred Stock
Industrials	—	1,963,380	—	1,963,380
Rights
Industrials	—	—	75,900	75,900
Short-Term Investments
Investment Company	2,000,000	—	—	2,000,000
Repurchase Agreements	—	25,325,991	—	25,325,991
Warrants
Materials	—	221,844	—	221,844

Total Assets	$2,850,973,564	$94,101,247	$1,137,268	$2,946,212,079

Total Liabilities	$—	$—	$—	$—

Total	$2,850,973,564	$94,101,247	$1,137,268	$2,946,212,079

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$27,652,255
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$114,801,769

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,752,379,798
Aggregate gross unrealized depreciation	(182,713,888)

Net unrealized appreciation	$1,569,665,910

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,376,546,169

For the six months ended June 30, 2022, the Portfolio incurred approximately $2,102 as brokerage commissions with G. Research, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers(Cost $55,582,168)	$151,044,727
Unaffiliated Issuers (Cost $1,291,801,449)	2,769,841,361
Repurchase Agreements (Cost $25,325,991)	25,325,991
Cash	57,854,626
Foreign cash (Cost $813,895)	823,314
Dividends, interest and other receivables	1,847,907
Receivable for Portfolio shares sold	274,220
Securities lending income receivable	38,449
Other assets	35,578

Total assets	3,007,086,173

LIABILITIES
Payable for return of collateral on securities loaned	27,325,991
Investment management fees payable	1,766,743
Payable for Portfolio shares redeemed	686,193
Distribution fees payable – Class IB	510,741
Payable for securities purchased	277,915
Administrative fees payable	234,916
Distribution fees payable – Class IA	40,616
Trustees’ fees payable	1,160
Accrued expenses	27,962

Total liabilities	30,872,237

NET ASSETS	$2,976,213,936

Net assets were comprised of:
Paid in capital	$1,281,859,088
Total distributable earnings (loss)	1,694,354,848

Net assets	$2,976,213,936

Class IA
Net asset value, offering and redemption price per share, $189,625,964 / 3,153,846 shares outstanding (unlimited amount authorized: $0.01 par value)	$60.13

Class IB
Net asset value, offering and redemption price per share, $2,390,970,831 / 39,676,013 shares outstanding (unlimited amount authorized: $0.01 par value)	$60.26

Class K
Net asset value, offering and redemption price per share, $395,617,141 / 6,567,059 shares outstanding (unlimited amount authorized: $0.01 par value)	$60.24

(x)	Includes value of securities on loan of $26,586,777.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends ($916,250 of dividend income received from affiliates) (net of $142,632 foreign withholding tax)	$23,071,143
Interest	47,669
Securities lending (net)	186,330

Total income	23,305,142

EXPENSES
Investment management fees	11,563,093
Distribution fees – Class IB	3,354,751
Administrative fees	1,531,798
Distribution fees – Class IA	272,135
Professional fees	73,349
Printing and mailing expenses	59,109
Trustees’ fees	52,130
Custodian fees	48,328
Miscellaneous	35,655

Total expenses	16,990,348

NET INVESTMENT INCOME (LOSS)	6,314,794

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($3,044,315 realized gain (loss) from affiliates)	67,240,181
Foreign currency transactions	1,157

Net realized gain (loss)	67,241,338

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(13,546,224) of change in unrealized appreciation (depreciation) from affiliates)	(747,741,738)
Foreign currency translations	(40,032)

Net change in unrealized appreciation (depreciation)	(747,781,770)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(680,540,432)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(674,225,638)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,314,794	$18,271,098
Net realized gain (loss)	67,241,338	268,599,513
Net change in unrealized appreciation (depreciation)	(747,781,770)	508,089,371

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(674,225,638)	794,959,982

Distributions to shareholders:
Class IA	—	(18,347,141)
Class IB	—	(219,437,728)
Class K	—	(37,890,267)

Total distributions to shareholders	—	(275,675,136)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 42,668 and 141,330 shares, respectively ]	2,843,941	10,434,567
Capital shares issued in reinvestment of dividends and distributions [ 0 and 254,318 shares, respectively ]	—	18,347,141
Capital shares repurchased [ (256,484) and (590,933) shares, respectively ]	(17,317,319)	(43,238,705)

Total Class IA transactions	(14,473,378)	(14,456,997)

Class IB
Capital shares sold [ 667,018 and 1,257,657 shares, respectively ]	44,783,708	92,537,275
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,035,041 shares, respectively ]	—	219,437,728
Capital shares repurchased [ (1,607,899) and (4,050,888) shares, respectively ]	(108,505,530)	(295,417,159)

Total Class IB transactions	(63,721,822)	16,557,844

Class K
Capital shares sold [ 177,528 and 347,355 shares, respectively ]	12,024,049	25,403,464
Capital shares issued in reinvestment of dividends and distributions [ 0 and 524,831 shares, respectively ]	—	37,890,267
Capital shares repurchased [ (409,379) and (1,950,311) shares, respectively ]	(27,689,468)	(138,812,431)

Total Class K transactions	(15,665,419)	(75,518,700)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(93,860,619)	(73,417,853)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(768,086,257)	445,866,993
NET ASSETS:
Beginning of period	3,744,300,193	3,298,433,200

End of period	$2,976,213,936	$3,744,300,193

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IA			2021		2020		2019		2018		2017
Net asset value, beginning of period	$73.59		$63.55		$59.78		$50.02		$62.82		$58.54

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.34	(5)(6)	0.28	(4)	0.33	(3)	0.35	(2)	0.37	(1)
Net realized and unrealized gain (loss)	(13.57)		15.47		5.28		11.33		(9.97)		8.84

Total from investment operations	(13.46)		15.81		5.56		11.66		(9.62)		9.21

Less distributions:
Dividends from net investment income	—		(0.48)		(0.40)		(0.35)		(0.35)		(0.38)
Distributions from net realized gains	—		(5.29)		(1.39)		(1.55)		(2.83)		(4.55)

Total dividends and distributions	—		(5.77)		(1.79)		(1.90)		(3.18)		(4.93)

Net asset value, end of period	$60.13		$73.59		$63.55		$59.78		$50.02		$62.82

Total return (b)	(18.29)%		25.14%		9.51%		23.35%		(15.57)%		16.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$189,626		$247,825		$226,426		$234,644		$207,870		$259,242
Ratio of expenses to average net assets (a)(f)	1.05%		1.05%		1.07%		1.07%		1.07%		1.07%
Ratio of net investment income (loss) to average net assets (a)(f)	0.34%		0.47	%(dd)(ff)	0.53	%(bb)	0.57	%(cc)	0.57	%(aa)	0.61	%(ee)
Portfolio turnover rate^	1	%(z)	4%		5%		2%		6%		10%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021		2020		2019		2018		2017
Net asset value, beginning of period	$73.76		$63.68		$59.90		$50.12		$62.94		$58.64

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.35	(5)(6)	0.29	(4)	0.33	(3)	0.35	(2)	0.37	(1)
Net realized and unrealized gain (loss)	(13.62)		15.50		5.28		11.35		(9.99)		8.86

Total from investment operations	(13.50)		15.85		5.57		11.68		(9.64)		9.23

Less distributions:
Dividends from net investment income	—		(0.48)		(0.40)		(0.35)		(0.35)		(0.38)
Distributions from net realized gains	—		(5.29)		(1.39)		(1.55)		(2.83)		(4.55)

Total dividends and distributions	—		(5.77)		(1.79)		(1.90)		(3.18)		(4.93)

Net asset value, end of period	$60.26		$73.76		$63.68		$59.90		$50.12		$62.94

Total return (b)	(18.30)%		25.15%		9.51%		23.35%		(15.57)%		16.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,390,971		$2,995,792		$2,571,252		$2,459,672		$2,079,297		$2,578,261
Ratio of expenses to average net assets (a)(f)	1.05%		1.05%		1.07%		1.07%		1.07%		1.07%
Ratio of net investment income (loss) to average net assets (a)(f)	0.34%		0.47	%(dd)(ff)	0.54	%(bb)	0.57	%(cc)	0.57	%(aa)	0.61	%(ee)
Portfolio turnover rate^	1	%(z)	4%		5%		2%		6%		10%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021		2020		2019		2018		2017
Net asset value, beginning of period	$73.64		$63.57		$59.77		$50.01		$62.83		$58.53

Income (loss) from investment operations:
Net investment income (loss) (e)	0.20		0.53	(5)(6)	0.39	(4)	0.47	(3)	0.51	(2)	0.53	(1)
Net realized and unrealized gain (loss)	(13.60)		15.47		5.33		11.33		(9.99)		8.85

Total from investment operations	(13.40)		16.00		5.72		11.80		(9.48)		9.38

Less distributions:
Dividends from net investment income	—		(0.64)		(0.53)		(0.49)		(0.51)		(0.53)
Distributions from net realized gains	—		(5.29)		(1.39)		(1.55)		(2.83)		(4.55)

Total dividends and distributions	—		(5.93)		(1.92)		(2.04)		(3.34)		(5.08)

Net asset value, end of period	$60.24		$73.64		$63.57		$59.77		$50.01		$62.83

Total return (b)	(18.20)%		25.45%		9.78%		23.65%		(15.36)%		16.39%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$395,617		$500,683		$500,755		$532,290		$529,887		$631,932
Ratio of expenses to average net assets (a)(f)	0.80%		0.80%		0.82%		0.82%		0.82%		0.82%
Ratio of net investment income (loss) to average net assets (a)(f)	0.59%		0.72	%(dd)(ff)	0.76	%(bb)	0.82	%(cc)	0.82	%(aa)	0.86	%(ee)
Portfolio turnover rate^	1	%(z)	4%		5%		2%		6%		10%
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.23, $0.23 and $0.38 for Class IA, Class IB and Class K, respectively.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.24, $0.24 and $0.40 for Class IA, Class IB and Class K, respectively.
(3)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.24, $0.24 and $0.39 for Class IA, Class IB and Class K, respectively.
(4)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.12, $0.12 and $0.23 for Class IA, Class IB and Class K, respectively.
(5)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.18, $0.19, and $0.37 for Class IA, Class IB and Class K, respectively.
(6)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.18, $0.19, and $0.37 for Class IA, Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.18% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.31% lower.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.15% lower.
(dd)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.22% lower.
(ee)	Includes income resulting from a special dividend. Without this dividend, the ratios would have been 0.24%, 0.23% and 0.24% lower for Class IA, Class IB and Class K, respectively.
(ff)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.22% lower.

See Notes to Financial Statements.

1290 VT HIGH YIELD BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Consumer Discretionary	12.5%
Communication Services	11.5
Industrials	11.1
Financials	10.8
Information Technology	10.1
Energy	9.6
Exchange Traded Funds	8.9
Repurchase Agreements	8.5
Materials	7.8
Health Care	5.7
Consumer Staples	5.2
Real Estate	1.4
U.S. Treasury Obligations	1.0
Investment Companies	1.0
Utilities	0.3
Cash and Other	(5.4)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$870.10	$4.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class K
Actual	1,000.00	872.00	3.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (81.4%)
Communication Services (11.5%)
Diversified Telecommunication Services (3.5%)
CCO Holdings LLC
5.500%, 5/1/26§	$150,000	$146,028
5.000%, 2/1/28§	225,000	207,092
4.750%, 3/1/30§	358,000	309,161
4.250%, 2/1/31§	400,000	330,432
4.750%, 2/1/32§	277,000	226,794
4.500%, 5/1/32	400,000	326,432
4.500%, 6/1/33§	450,000	355,500
4.250%, 1/15/34§	800,000	617,320
Iliad Holding SASU 7.000%, 10/15/28§	375,000	322,500
Level 3 Financing, Inc.
5.250%, 3/15/26	350,000	334,628
4.625%, 9/15/27§	25,000	21,411
4.250%, 7/1/28§	300,000	242,322
Lumen Technologies, Inc.
5.125%, 12/15/26§	452,000	379,703
5.375%, 6/15/29§	486,000	384,207
Series G 6.875%, 1/15/28	375,000	328,594
Series W 6.750%, 12/1/23	178,000	176,220
Sprint Capital Corp. 8.750%, 3/15/32	250,000	301,250
Switch Ltd. 3.750%, 9/15/28§	200,000	197,250
Virgin Media Finance plc 5.000%, 7/15/30§	400,000	316,000
Windstream Escrow LLC 7.750%, 8/15/28§	297,000	238,714
Zayo Group Holdings, Inc.
4.000%, 3/1/27 (x)§	773,000	637,725
6.125%, 3/1/28§	842,000	608,345

		7,007,628

Entertainment (2.2%)
Cinemark USA, Inc.
8.750%, 5/1/25§	225,000	228,656
5.250%, 7/15/28 (x)§	1,150,000	920,598
Lions Gate Capital Holdings LLC 5.500%, 4/15/29§	634,000	496,105
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	576,000	547,200
5.625%, 3/15/26§	650,000	614,250
6.500%, 5/15/27§	657,000	642,218
4.750%, 10/15/27§	50,000	44,715
Playtika Holding Corp. 4.250%, 3/15/29§	1,200,000	999,000

		4,492,742

Interactive Media & Services (0.3%)
Rackspace Technology Global, Inc. 5.375%, 12/1/28 (x)§	306,000	199,343
ZipRecruiter, Inc. 5.000%, 1/15/30§	525,000	443,625

		642,968

Media (4.6%)
CSC Holdings LLC
7.500%, 4/1/28§	450,000	379,688
5.750%, 1/15/30§	525,000	381,937
4.625%, 12/1/30§	975,000	653,250
DISH DBS Corp. 5.875%, 7/15/22	100,000	100,030
Gray Escrow II, Inc. 5.375%, 11/15/31§	257,000	205,921
Gray Television, Inc.
5.875%, 7/15/26§	222,000	207,015
4.750%, 10/15/30§	347,000	272,829
McGraw-Hill Education, Inc. 8.000%, 8/1/29§	743,000	599,972
Nexstar Media, Inc. 5.625%, 7/15/27§	978,000	900,787
Outfront Media Capital LLC
5.000%, 8/15/27§	1,095,000	952,650
4.250%, 1/15/29 (x)§	850,000	675,112
4.625%, 3/15/30§	250,000	197,500
Sinclair Television Group, Inc. 5.500%, 3/1/30§	304,000	224,580
Sirius XM Radio, Inc.
3.125%, 9/1/26 (x)§	444,000	392,008
4.000%, 7/15/28§	475,000	410,875
3.875%, 9/1/31§	346,000	277,665
Stagwell Global LLC 5.625%, 8/15/29§	395,000	315,013
TEGNA, Inc.
4.750%, 3/15/26§	500,000	482,500
5.000%, 9/15/29	215,000	203,317
Univision Communications, Inc. 7.375%, 6/30/30 (x)§	162,000	158,731
Videotron Ltd. 3.625%, 6/15/29§	212,000	175,430
Virgin Media Vendor Financing Notes IV DAC 5.000%, 7/15/28§	200,000	166,500
VZ Secured Financing BV 5.000%, 1/15/32§	526,000	436,580
Ziggo Bond Co. BV 6.000%, 1/15/27§	737,000	664,221

		9,434,111

Wireless Telecommunication Services (0.9%)
Sprint Corp.
7.875%, 9/15/23	260,000	268,125
7.625%, 3/1/26 (x)	198,000	208,309
Vmed O2 UK Financing I plc
4.250%, 1/31/31§	950,000	763,563
4.750%, 7/15/31§	651,000	525,272

		1,765,269

Total Communication Services		23,342,718

Consumer Discretionary (11.8%)
Auto Components (0.1%)
Clarios Global LP 6.250%, 5/15/26§	113,000	108,198
Icahn Enterprises LP 6.375%, 12/15/25	216,000	203,904

		312,102

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Automobiles (0.1%)
Ford Motor Co. 6.625%, 10/1/28 (x)	$286,000	$282,425

Distributors (0.1%)
Univar Solutions USA, Inc. 5.125%, 12/1/27§	202,000	187,999

Diversified Consumer Services (0.6%)
GEMS MENASA Cayman Ltd. 7.125%, 7/31/26§	200,000	187,412
Sotheby’s 7.375%, 10/15/27§	1,150,000	1,046,500

		1,233,912

Hotels, Restaurants & Leisure (5.7%)
1011778 BC ULC
5.750%, 4/15/25§	268,000	269,005
3.875%, 1/15/28§	1,250,000	1,087,500
4.375%, 1/15/28§	200,000	176,050
3.500%, 2/15/29§	100,000	84,500
4.000%, 10/15/30§	300,000	243,465
Boyd Gaming Corp. 4.750%, 6/15/31§	450,000	379,462
Caesars Entertainment, Inc.
6.250%, 7/1/25§	584,000	561,370
8.125%, 7/1/27 (x)§	125,000	120,312
4.625%, 10/15/29§	245,000	190,488
Caesars Resort Collection LLC 5.750%, 7/1/25§	350,000	336,000
Carnival Corp. 6.000%, 5/1/29§	295,000	206,131
CDI Escrow Issuer, Inc. 5.750%, 4/1/30§	424,000	389,508
CEC Entertainment LLC 6.750%, 5/1/26§	222,000	195,360
Churchill Downs, Inc. 5.500%, 4/1/27 (x)§	298,000	280,865
Dave & Buster’s, Inc. 7.625%, 11/1/25§	547,000	537,428
Everi Holdings, Inc. 5.000%, 7/15/29§	1,000,000	852,500
Golden Entertainment, Inc. 7.625%, 4/15/26§	238,000	236,810
Hilton Domestic Operating Co., Inc. 5.750%, 5/1/28 (x)§	470,000	447,177
IRB Holding Corp. 7.000%, 6/15/25§	754,000	733,265
Life Time, Inc. 5.750%, 1/15/26§	362,000	324,895
MajorDrive Holdings IV LLC 6.375%, 6/1/29 (x)§	340,000	232,050
Powdr Corp. 6.000%, 8/1/25§	94,000	93,412
Royal Caribbean Cruises Ltd. 5.375%, 7/15/27§	446,000	318,890
Scientific Games Holdings LP 6.625%, 3/1/30§	324,000	274,590
Speedway Motorsports LLC 4.875%, 11/1/27§	400,000	359,586
Station Casinos LLC
4.500%, 2/15/28§	667,000	561,814
4.625%, 12/1/31§	1,360,000	1,057,400
Vail Resorts, Inc. 6.250%, 5/15/25§	146,000	145,594
Wyndham Hotels & Resorts, Inc. 4.375%, 8/15/28§	419,000	365,578
Yum! Brands, Inc. 5.375%, 4/1/32	523,000	480,030

		11,541,035

Household Durables (0.4%)
CD&R Smokey Buyer, Inc. 6.750%, 7/15/25§	873,000	772,605
Picasso Finance Sub, Inc. 6.125%, 6/15/25§	79,000	77,241

		849,846

Internet & Direct Marketing Retail (0.8%)
Getty Images, Inc. 9.750%, 3/1/27§	1,086,000	1,037,096
Photo Holdings Merger Sub, Inc. 8.500%, 10/1/26§	686,000	518,136

		1,555,232

Leisure Products (0.3%)
Mattel, Inc. 3.750%, 4/1/29§	202,000	181,103
Vista Outdoor, Inc. 4.500%, 3/15/29§	596,000	461,900

		643,003

Specialty Retail (3.4%)
Asbury Automotive Group, Inc.
4.750%, 3/1/30	144,000	118,404
5.000%, 2/15/32§	320,000	261,600
eG Global Finance plc 8.500%, 10/30/25§	572,000	551,980
LBM Acquisition LLC 6.250%, 1/15/29§	983,000	625,139
LCM Investments Holdings II LLC 4.875%, 5/1/29§	440,000	334,840
LSF9 Atlantis Holdings LLC 7.750%, 2/15/26§	1,025,000	868,687
Park River Holdings, Inc. 6.750%, 8/1/29§	425,000	280,500
Rent-A-Center, Inc. 6.375%, 2/15/29 (x)§	825,000	643,500
Sonic Automotive, Inc.
4.625%, 11/15/29§	225,000	173,812
4.875%, 11/15/31§	279,000	209,948
Specialty Building Products Holdings LLC 6.375%, 9/30/26§	1,766,000	1,465,250
SRS Distribution, Inc.
4.625%, 7/1/28§	328,000	287,000
6.000%, 12/1/29§	904,000	709,848
White Cap Buyer LLC 6.875%, 10/15/28 (x)§	391,000	312,800

		6,843,308

Textiles, Apparel & Luxury Goods (0.3%)
Crocs, Inc. 4.125%, 8/15/31§	252,000	177,030

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
G-III Apparel Group Ltd. 7.875%, 8/15/25§	$377,000	$363,805

		540,835

Total Consumer Discretionary		23,989,697

Consumer Staples (5.2%)
Beverages (0.2%)
Primo Water Holdings, Inc. 4.375%, 4/30/29§	287,000	233,905
Triton Water Holdings, Inc. 6.250%, 4/1/29§	256,000	181,760

		415,665

Food & Staples Retailing (2.1%)
Performance Food Group, Inc.
6.875%, 5/1/25§	834,000	829,830
5.500%, 10/15/27§	800,000	739,000
4.250%, 8/1/29§	525,000	437,063
United Natural Foods, Inc. 6.750%, 10/15/28§	187,000	175,780
US Foods, Inc.
6.250%, 4/15/25§	624,000	622,440
4.750%, 2/15/29§	830,000	722,864
4.625%, 6/1/30§	858,000	728,227

		4,255,204

Food Products (2.0%)
B&G Foods, Inc. 5.250%, 4/1/25 (x)	265,000	242,825
Chobani LLC 4.625%, 11/15/28§	450,000	379,125
Kraft Heinz Foods Co.
6.875%, 1/26/39	296,000	326,091
4.375%, 6/1/46	498,000	417,095
Post Holdings, Inc.
5.750%, 3/1/27§	144,000	139,500
5.500%, 12/15/29§	500,000	446,480
4.625%, 4/15/30§	165,000	138,600
4.500%, 9/15/31§	1,434,000	1,174,087
Sigma Holdco BV 7.875%, 5/15/26§	592,000	342,804
Simmons Foods, Inc. 4.625%, 3/1/29§	468,000	393,120

		3,999,727

Household Products (0.6%)
Central Garden & Pet Co. 4.125%, 10/15/30 (x)	182,000	150,914
Energizer Holdings, Inc. 4.750%, 6/15/28§	396,000	313,434
Kronos Acquisition Holdings, Inc. 7.000%, 12/31/27 (x)§	93,000	69,237
Spectrum Brands, Inc.
5.750%, 7/15/25	370,000	364,487
5.500%, 7/15/30§	48,000	43,440
3.875%, 3/15/31 (x)§	350,000	281,277

		1,222,789

Personal Products (0.3%)
Herbalife Nutrition Ltd. 7.875%, 9/1/25§	422,000	378,956
Prestige Brands, Inc. 3.750%, 4/1/31§	283,000	234,664

		613,620

Total Consumer Staples		10,507,005

Energy (9.6%)
Energy Equipment & Services (0.1%)
Precision Drilling Corp. 7.125%, 1/15/26§	244,000	228,750

Oil, Gas & Consumable Fuels (9.5%)
Aethon United BR LP 8.250%, 2/15/26§	297,000	288,833
Antero Midstream Partners LP
5.750%, 3/1/27§	375,000	352,500
5.750%, 1/15/28§	400,000	366,000
5.375%, 6/15/29§	75,000	67,027
Antero Resources Corp. 7.625%, 2/1/29§	88,000	89,542
Ascent Resources Utica Holdings LLC 7.000%, 11/1/26§	430,000	398,159
Blue Racer Midstream LLC
7.625%, 12/15/25§	141,000	133,950
6.625%, 7/15/26§	304,000	277,400
Buckeye Partners LP
4.500%, 3/1/28§	250,000	210,325
5.850%, 11/15/43	175,000	124,161
5.600%, 10/15/44	150,000	104,625
Callon Petroleum Co. 7.500%, 6/15/30§	425,000	391,531
Chesapeake Energy Corp. 6.750%, 4/15/29§	400,000	386,750
Colgate Energy Partners III LLC 5.875%, 7/1/29§	1,388,000	1,216,235
Comstock Resources, Inc.
6.750%, 3/1/29§	25,000	22,367
5.875%, 1/15/30 (x)§	950,000	828,875
CQP Holdco LP 5.500%, 6/15/31§	325,000	277,062
Crescent Energy Finance LLC 7.250%, 5/1/26§	376,000	342,160
Crestwood Midstream Partners LP
5.625%, 5/1/27§	136,000	120,360
6.000%, 2/1/29§	588,000	513,077
CrownRock LP 5.625%, 10/15/25§	656,000	619,920
Delek Logistics Partners LP 6.750%, 5/15/25	637,000	594,003
DT Midstream, Inc. 4.375%, 6/15/31§	200,000	166,000
Encino Acquisition Partners Holdings LLC 8.500%, 5/1/28§	302,000	287,635
Endeavor Energy Resources LP 6.625%, 7/15/25§	65,000	65,192
Enviva Partners LP 6.500%, 1/15/26§	475,000	457,781
EQM Midstream Partners LP 4.750%, 1/15/31 (x)§	325,000	259,188
Genesis Energy LP
8.000%, 1/15/27	564,000	497,730
7.750%, 2/1/28	799,000	690,895

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Hilcorp Energy I LP
5.750%, 2/1/29§	$50,000	$43,516
6.000%, 4/15/30§	250,000	217,500
6.000%, 2/1/31 (x)§	325,000	280,312
6.250%, 4/15/32§	375,000	324,375
Holly Energy Partners LP
6.375%, 4/15/27§	179,000	168,260
5.000%, 2/1/28§	785,000	671,175
Kinetik Holdings LP 5.875%, 6/15/30§	292,000	277,400
MEG Energy Corp.
7.125%, 2/1/27§	200,000	200,320
5.875%, 2/1/29§	450,000	409,991
New Fortress Energy, Inc. 6.750%, 9/15/25§	250,000	236,250
NuStar Logistics LP
5.750%, 10/1/25	218,000	203,830
6.000%, 6/1/26	250,000	230,000
Occidental Petroleum Corp.
6.625%, 9/1/30	227,000	233,810
6.125%, 1/1/31 (x)	115,000	116,365
6.450%, 9/15/36	1,369,000	1,422,213
6.200%, 3/15/40	125,000	123,750
6.600%, 3/15/46	425,000	451,350
PBF Logistics LP 6.875%, 5/15/23	306,000	301,410
Rockcliff Energy II LLC 5.500%, 10/15/29§	157,000	142,870
Rockies Express Pipeline LLC
4.950%, 7/15/29§	25,000	21,375
4.800%, 5/15/30§	625,000	517,187
Southwestern Energy Co.
7.750%, 10/1/27	245,000	252,632
4.750%, 2/1/32	251,000	214,605
Summit Midstream Holdings LLC 8.500%, 10/15/26§	431,000	385,745
Sunoco LP
6.000%, 4/15/27	575,000	547,276
4.500%, 4/30/30§	626,000	504,713
Venture Global Calcasieu Pass LLC
3.875%, 8/15/29§	375,000	327,637
4.125%, 8/15/31§	225,000	192,717
Western Midstream Operating LP 5.300%, 3/1/48	225,000	181,125

		19,348,992

Total Energy		19,577,742

Financials (9.4%)
Consumer Finance (2.6%)
Credit Acceptance Corp. 6.625%, 3/15/26 (x)	200,000	187,750
Curo Group Holdings Corp. 7.500%, 8/1/28§	532,000	333,830
Enova International, Inc. 8.500%, 9/1/24§	516,000	477,300
Ford Motor Credit Co. LLC
4.542%, 8/1/26	250,000	228,750
4.271%, 1/9/27	200,000	179,000
4.125%, 8/17/27	750,000	658,022
3.815%, 11/2/27	200,000	170,000
2.900%, 2/16/28	250,000	201,875
4.000%, 11/13/30	1,225,000	990,437
OneMain Finance Corp.
6.625%, 1/15/28	600,000	537,234
4.000%, 9/15/30 (x)	650,000	481,201
PROG Holdings, Inc. 6.000%, 11/15/29§	950,000	716,062
VistaJet Malta Finance plc 6.375%, 2/1/30§	275,000	219,313

		5,380,774

Diversified Financial Services (1.2%)
Armor Holdco, Inc. 8.500%, 11/15/29§	243,000	201,690
MPH Acquisition Holdings LLC
5.500%, 9/1/28§	300,000	267,000
5.750%, 11/1/28 (x)§	75,000	62,062
Oxford Finance LLC 6.375%, 2/1/27§	725,000	693,281
Shift4 Payments LLC 4.625%, 11/1/26§	532,000	470,820
Verscend Escrow Corp. 9.750%, 8/15/26§	707,000	687,558

		2,382,411

Insurance (4.1%)
Acrisure LLC
7.000%, 11/15/25§	1,775,000	1,594,727
4.250%, 2/15/29§	275,000	223,855
Alliant Holdings Intermediate LLC
4.250%, 10/15/27 (x)§	850,000	741,625
6.750%, 10/15/27§	685,000	607,856
AmWINS Group, Inc. 4.875%, 6/30/29§	1,619,000	1,332,453
AssuredPartners, Inc.
7.000%, 8/15/25§	675,000	634,500
5.625%, 1/15/29§	375,000	302,231
HUB International Ltd. 7.000%, 5/1/26§	987,000	929,310
NFP Corp.
4.875%, 8/15/28§	600,000	513,000
6.875%, 8/15/28§	1,675,000	1,388,123

		8,267,680

Thrifts & Mortgage Finance (1.5%)
Freedom Mortgage Corp.
8.250%, 4/15/25§	508,000	435,610
6.625%, 1/15/27§	419,000	318,440
Home Point Capital, Inc. 5.000%, 2/1/26§	400,000	276,000
Nationstar Mortgage Holdings, Inc. 5.500%, 8/15/28§	350,000	280,336
PHH Mortgage Corp. 7.875%, 3/15/26 (x)§	208,000	186,420
Provident Funding Associates LP 6.375%, 6/15/25§	775,000	699,922
Rocket Mortgage LLC
2.875%, 10/15/26§	226,000	186,699
3.875%, 3/1/31§	375,000	282,187
4.000%, 10/15/33§	75,000	53,250
United Wholesale Mortgage LLC 5.500%, 11/15/25 (x)§	450,000	384,885

		3,103,749

Total Financials		19,134,614

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care (5.3%)
Biotechnology (0.1%)
Grifols Escrow Issuer SA 4.750%, 10/15/28§	$230,000	$199,525

Health Care Equipment & Supplies (0.6%)
Medline Borrower LP
3.875%, 4/1/29§	347,000	295,887
5.250%, 10/1/29 (x)§	554,000	458,269
Varex Imaging Corp. 7.875%, 10/15/27§	445,000	422,194

		1,176,350

Health Care Providers & Services (3.1%)
Acadia Healthcare Co., Inc. 5.500%, 7/1/28§	550,000	513,562
5.000%, 4/15/29§	250,000	224,950
AdaptHealth LLC
6.125%, 8/1/28§	281,000	248,629
5.125%, 3/1/30§	298,000	250,320
Community Health Systems, Inc. 4.750%, 2/15/31§	375,000	276,563
Encompass Health Corp.
5.750%, 9/15/25 (x)	275,000	270,875
4.750%, 2/1/30	800,000	668,000
HCA, Inc. 7.690%, 6/15/25	254,000	269,697
HealthEquity, Inc. 4.500%, 10/1/29§	734,000	640,415
Legacy LifePoint Health LLC 4.375%, 2/15/27§	50,000	42,750
Radiology Partners, Inc. 9.250%, 2/1/28§	1,000,000	743,750
RP Escrow Issuer LLC 5.250%, 12/15/25§	700,000	605,500
Tenet Healthcare Corp.
4.625%, 9/1/24§	150,000	144,000
4.875%, 1/1/26§	572,000	526,240
5.125%, 11/1/27§	200,000	180,000
4.625%, 6/15/28§	100,000	86,875
6.125%, 6/15/30§	264,000	248,825
US Acute Care Solutions LLC 6.375%, 3/1/26§	364,000	324,415

		6,265,366

Health Care Technology (0.1%)
IQVIA, Inc. 5.000%, 5/15/27 (x)§	200,000	189,710

Pharmaceuticals (1.4%)
Bausch Health Americas, Inc. 9.250%, 4/1/26 (x)§	461,000	329,615
Bausch Health Cos., Inc.
5.500%, 11/1/25§	604,000	529,255
6.250%, 2/15/29§	262,000	140,343
Catalent Pharma Solutions, Inc.
5.000%, 7/15/27§	538,000	504,375
3.500%, 4/1/30§	350,000	287,875
Cheplapharm Arzneimittel GmbH 5.500%, 1/15/28§	200,000	167,000
Organon & Co. 5.125%, 4/30/31§	842,000	731,934
P&L Development LLC 7.750%, 11/15/25§	335,000	236,593

		2,926,990

Total Health Care		10,757,941

Industrials (10.5%)
Aerospace & Defense (1.1%)
Rolls-Royce plc 5.750%, 10/15/27§	252,000	227,128
TransDigm UK Holdings plc 6.875%, 5/15/26	225,000	210,375
TransDigm, Inc.
6.250%, 3/15/26§	750,000	722,437
6.375%, 6/15/26	75,000	69,375
7.500%, 3/15/27	400,000	376,604
5.500%, 11/15/27	375,000	317,344
4.625%, 1/15/29	350,000	282,625
4.875%, 5/1/29	100,000	81,250

		2,287,138

Airlines (0.8%)
Air Canada 3.875%, 8/15/26§	750,000	633,750
American Airlines, Inc.
5.500%, 4/20/26§	200,000	183,710
5.750%, 4/20/29§	325,000	278,078
Hawaiian Brand Intellectual Property Ltd. 5.750%, 1/20/26§	325,000	289,153
United Airlines, Inc. 4.375%, 4/15/26§	250,000	223,125

		1,607,816

Building Products (1.1%)
Advanced Drainage Systems, Inc. 6.375%, 6/15/30§	61,000	59,646
CP Atlas Buyer, Inc. 7.000%, 12/1/28 (x)§	328,000	236,160
Eco Material Technologies, Inc. 7.875%, 1/31/27§	650,000	578,500
JELD-WEN, Inc. 6.250%, 5/15/25§	250,000	240,625
New Enterprise Stone & Lime Co., Inc. 5.250%, 7/15/28§	279,000	231,919
SRM Escrow Issuer LLC 6.000%, 11/1/28§	375,000	320,557
Standard Industries, Inc. 4.375%, 7/15/30§	332,000	260,620
Summit Materials LLC 5.250%, 1/15/29§	383,000	334,680

		2,262,707

Commercial Services & Supplies (4.9%)
ACCO Brands Corp. 4.250%, 3/15/29§	106,000	86,655
ADT Security Corp. (The)
4.125%, 6/15/23	164,000	160,720
4.875%, 7/15/32§	491,000	391,572
Allied Universal Holdco LLC
6.625%, 7/15/26§	732,000	674,736
9.750%, 7/15/27§	464,000	392,660
6.000%, 6/1/29 (x)§	151,000	112,117

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Aramark Services, Inc.
5.000%, 4/1/25§	$314,000	$302,225
6.375%, 5/1/25§	940,000	918,850
5.000%, 2/1/28§	200,000	182,186
Cimpress plc 7.000%, 6/15/26§	224,000	176,400
Covanta Holding Corp.
4.875%, 12/1/29§	1,200,000	976,140
5.000%, 9/1/30 (x)	75,000	61,125
Garda World Security Corp.
9.500%, 11/1/27§	850,000	778,175
6.000%, 6/1/29§	310,000	238,313
GFL Environmental, Inc.
5.125%, 12/15/26§	186,000	176,700
4.000%, 8/1/28§	250,000	207,500
4.750%, 6/15/29§	866,000	725,275
4.375%, 8/15/29 (x)§	925,000	749,250
KAR Auction Services, Inc. 5.125%, 6/1/25§	988,000	931,190
Madison IAQ LLC 5.875%, 6/30/29§	692,000	527,650
Matthews International Corp. 5.250%, 12/1/25 (x)§	688,000	636,015
Nielsen Finance LLC
5.875%, 10/1/30§	362,000	331,454
4.750%, 7/15/31§	294,000	264,600

		10,001,508

Construction & Engineering (0.5%)
Dycom Industries, Inc. 4.500%, 4/15/29§	470,000	410,216
Pike Corp. 5.500%, 9/1/28§	500,000	398,750
Weekley Homes LLC 4.875%, 9/15/28§	242,000	189,970

		998,936

Machinery (0.5%)
ATS Automation Tooling Systems, Inc. 4.125%, 12/15/28§	350,000	295,655
Welbilt, Inc. 9.500%, 2/15/24	689,000	686,451

		982,106

Professional Services (0.7%)
AMN Healthcare, Inc. 4.625%, 10/1/27§	275,000	250,819
ASGN, Inc. 4.625%, 5/15/28§	575,000	494,500
Dun & Bradstreet Corp. (The) 5.000%, 12/15/29 (x)§	375,000	323,906
KBR, Inc. 4.750%, 9/30/28§	300,000	264,750
Science Applications International Corp. 4.875%, 4/1/28§	102,000	94,796

		1,428,771

Road & Rail (0.7%)
NESCO Holdings II, Inc. 5.500%, 4/15/29§	442,000	371,280
Watco Cos. LLC 6.500%, 6/15/27 (x)§	1,052,000	949,430
XPO Logistics, Inc. 6.250%, 5/1/25§	160,000	159,000

		1,479,710

Trading Companies & Distributors (0.2%)
WESCO Distribution, Inc. 7.250%, 6/15/28§	269,000	265,116

Total Industrials		21,313,808

Information Technology (9.1%)
Communications Equipment (1.6%)
CommScope Technologies LLC 6.000%, 6/15/25§	967,000	836,455
CommScope, Inc.
6.000%, 3/1/26§	576,000	533,117
8.250%, 3/1/27§	349,000	280,073
4.750%, 9/1/29 (x)§	1,222,000	984,626
Viasat, Inc.
5.625%, 9/15/25§	450,000	362,250
5.625%, 4/15/27§	400,000	340,000

		3,336,521

Electronic Equipment, Instruments & Components (0.3%)
II-VI, Inc. 5.000%, 12/15/29§	217,000	190,049
Likewize Corp. 9.750%, 10/15/25§	371,000	352,524

		542,573

IT Services (1.8%)
Ahead DB Holdings LLC 6.625%, 5/1/28 (x)§	200,000	165,626
Black Knight InfoServ LLC 3.625%, 9/1/28§	207,000	179,845
Bread Financial Holdings, Inc.
4.750%, 12/15/24§	1,329,000	1,216,035
7.000%, 1/15/26 (x)§	758,000	716,310
Cablevision Lightpath LLC
3.875%, 9/15/27§	650,000	533,000
5.625%, 9/15/28§	200,000	156,000
ION Trading Technologies Sarl 5.750%, 5/15/28§	200,000	157,000
Northwest Fiber LLC 6.000%, 2/15/28§	267,000	196,245
Unisys Corp. 6.875%, 11/1/27§	494,000	429,780

		3,749,841

Software (5.4%)
ACI Worldwide, Inc. 5.750%, 8/15/26§	756,000	729,540
Boxer Parent Co., Inc. 7.125%, 10/2/25§	346,000	327,108
Camelot Finance SA 4.500%, 11/1/26§	608,000	556,320
Central Parent, Inc. 7.250%, 6/15/29§	261,000	251,213
Change Healthcare Holdings LLC 5.750%, 3/1/25§	1,146,000	1,117,350
Clarivate Science Holdings Corp.
3.875%, 7/1/28§	400,000	335,700
4.875%, 7/1/29 (x)§	1,390,000	1,136,829

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Condor Merger Sub, Inc. 7.375%, 2/15/30§	$378,000	$308,779
Helios Software Holdings, Inc. 4.625%, 5/1/28§	672,000	538,440
LogMeIn, Inc. 5.500%, 9/1/27§	380,000	260,300
Minerva Merger Sub, Inc. 6.500%, 2/15/30§	683,000	566,890
NCR Corp.
5.000%, 10/1/28§	419,000	357,197
5.125%, 4/15/29§	609,000	514,605
NortonLifeLock, Inc. 5.000%, 4/15/25§	258,000	252,195
Open Text Holdings, Inc. 4.125%, 12/1/31§	395,000	326,373
Rocket Software, Inc. 6.500%, 2/15/29§	580,000	421,950
SS&C Technologies, Inc. 5.500%, 9/30/27§	2,161,000	2,015,132
ZoomInfo Technologies LLC 3.875%, 2/1/29§	1,014,000	852,825

		10,868,746

Total Information Technology		18,497,681

Materials (7.3%)
Chemicals (2.1%)
ASP Unifrax Holdings, Inc. 5.250%, 9/30/28§	500,000	398,025
Avient Corp. 5.750%, 5/15/25§	184,000	176,640
Diamond BC BV 4.625%, 10/1/29§	510,000	407,847
Illuminate Buyer LLC 9.000%, 7/1/28§	978,000	772,620
INEOS Quattro Finance 2 plc 3.375%, 1/15/26§	300,000	250,947
LSF11 A5 HoldCo LLC 6.625%, 10/15/29 (x)§	338,000	283,920
Minerals Technologies, Inc. 5.000%, 7/1/28§	435,000	377,362
NOVA Chemicals Corp. 4.875%, 6/1/24§	160,000	152,000
Nufarm Australia Ltd. 5.000%, 1/27/30§	318,000	267,120
Olympus Water US Holding Corp.
4.250%, 10/1/28§	558,000	436,088
6.250%, 10/1/29 (x)§	200,000	138,582
WR Grace Holdings LLC 5.625%, 8/15/29§	627,000	461,629

		4,122,780

Containers & Packaging (3.8%)
ARD Finance SA 6.500%, 6/30/27 PIK§	496,000	368,280
Ardagh Metal Packaging Finance USA LLC 4.000%, 9/1/29§	1,509,000	1,207,200
Ardagh Packaging Finance plc 4.125%, 8/15/26§	400,000	338,020
Clydesdale Acquisition Holdings, Inc. 8.750%, 4/15/30 (x)§	385,000	330,176
Crown Americas LLC 5.250%, 4/1/30 (x)§	514,000	475,450
Intelligent Packaging Ltd. Finco, Inc. 6.000%, 9/15/28§	453,000	374,427
LABL, Inc.
6.750%, 7/15/26§	355,000	318,080
10.500%, 7/15/27§	617,000	520,470
5.875%, 11/1/28§	227,000	182,735
Mauser Packaging Solutions Holding Co.
5.500%, 4/15/24§	655,000	623,888
7.250%, 4/15/25§	1,150,000	1,000,500
Owens-Brockway Glass Container, Inc. 6.625%, 5/13/27 (x)§	333,000	309,747
Trivium Packaging Finance BV
5.500%, 8/15/26 (e)§	1,640,000	1,540,862
8.500%, 8/15/27 (e)(x)§	200,000	187,750

		7,777,585

Metals & Mining (1.4%)
Arconic Corp. 6.125%, 2/15/28§	1,350,000	1,243,688
Constellium SE
5.875%, 2/15/26§	250,000	232,969
5.625%, 6/15/28§	250,000	226,562
3.750%, 4/15/29§	75,000	59,541
Kaiser Aluminum Corp. 4.500%, 6/1/31§	378,000	289,283
Novelis Corp. 4.750%, 1/30/30§	250,000	207,500
SunCoke Energy, Inc. 4.875%, 6/30/29§	750,000	608,438

		2,867,981

Total Materials		14,768,346

Real Estate (1.4%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
Iron Mountain, Inc. (REIT) 5.000%, 7/15/28§	429,000	381,810
Park Intermediate Holdings LLC (REIT)
5.875%, 10/1/28§	356,000	324,120
4.875%, 5/15/29§	479,000	410,733
VICI Properties LP (REIT) 4.625%, 6/15/25§	350,000	332,938
XHR LP (REIT)
6.375%, 8/15/25§	354,000	334,530
4.875%, 6/1/29§	156,000	132,600

		1,916,731

Real Estate Management & Development (0.5%)
Cushman & Wakefield US Borrower LLC 6.750%, 5/15/28§	216,000	200,610
Greystar Real Estate Partners LLC 5.750%, 12/1/25§	672,000	635,040
Howard Hughes Corp. (The) 4.375%, 2/1/31§	255,000	189,337

		1,024,987

Total Real Estate		2,941,718

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Utilities (0.3%)
Gas Utilities (0.1%)
Suburban Propane Partners LP 5.000%, 6/1/31§	$250,000	$211,488

Water Utilities (0.2%)
Solaris Midstream Holdings LLC 7.625%, 4/1/26§	470,000	439,450

Total Utilities		650,938

Total Corporate Bonds		165,482,208

Loan Participations (4.6%)
Consumer Discretionary (0.7%)
Auto Components (0.2%)
EyeCare Partners LLC, 2nd Lien Initial Term Loan (ICE LIBOR USD 3 Month + 6.75%), 9.000%, 11/15/29 (k)	425,000	399,500

Automobiles (0.2%)
First Brands Group LLC, 1st Lien Term Loan (CME Term SOFR 3 Month + 5.00%), 6.287%, 3/30/27 (k)	470,059	441,855

Diversified Consumer Services (0.3%)
Tecta America Corp., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 8.50%), 10.166%, 4/9/29 (k)	625,000	606,250

Total Consumer Discretionary		1,447,605

Financials (1.4%)
Capital Markets (0.5%)
Nexus Buyer LLC, 2nd Lien Initial Term Loan (ICE LIBOR USD 1 Month + 6.25%), 7.440%, 11/5/29 (k)	1,125,000	1,040,625

Insurance (0.9%)
Asurion LLC, 2nd Lien Term Loan B3 (ICE LIBOR USD 1 Month + 5.25%), 6.916%, 1/31/28 (k)	1,000,000	859,000
Asurion LLC, 2nd Lien Term Loan B4 (ICE LIBOR USD 1 Month + 5.25%), 6.916%, 1/20/29 (k)	1,100,000	933,625

		1,792,625

Total Financials		2,833,250

Health Care (0.4%)
Health Care Providers & Services (0.4%)
National Mentor Holdings, Inc., 2nd Lien Initial Term Loan (ICE LIBOR USD 3 Month + 7.25%), 9.510%, 3/2/29 (k)	375,000	341,250
Sound Inpatient Physicians, Inc., 2nd Lien Initial Term Loan (ICE LIBOR USD 1 Month + 6.75%), 8.416%, 6/26/26 (k)	475,000	445,708

		786,958

Total Health Care		786,958

Industrials (0.6%)
Airlines (0.2%)
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan (ICE LIBOR USD 3 Month + 4.75%), 5.813%, 4/20/28 (k)	300,000	285,750

Commercial Services & Supplies (0.0%)†
Vaco Holdings LLC, Initial Term Loan (CME Term SOFR 3 Month + 5.00%), 7.204%, 1/21/29 (k)	74,625	71,360

Construction & Engineering (0.3%)
Brand Energy & Infrastructure Services, Inc., Initial Term Loan (ICE LIBOR USD 3 Month + 4.25%), 5.655%, 6/21/24 (k)	756,903	652,261

Electrical Equipment (0.1%)
VC GB Holdings I Corp., 2nd Lien Initial Term Loan (ICE LIBOR USD 3 Month + 6.75%), 9.627%, 7/23/29 (k)	225,000	200,063

Total Industrials		1,209,434

Information Technology (1.0%)
Software (1.0%)
Applied Systems, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 5.50%), 6.506%, 9/19/25 (k)	967,193	925,282
Ascend Learning LLC, 2nd Lien Initial Term Loan (ICE LIBOR USD 1 Month + 5.75%), 7.416%, 12/10/29 (k)	100,000	90,250
Loyalty Ventures, Inc., Term Loan B (ICE LIBOR USD 1 Month + 4.50%), 6.166%, 11/3/27 (k)	336,875	264,784
UKG, Inc., 2nd Lien Incremental Term Loan (ICE LIBOR USD 3 Month + 5.25%), 7.535%, 5/3/27 (k)	775,000	710,578

		1,990,894

Total Information Technology		1,990,894

Materials (0.5%)
Chemicals (0.3%)
CPC Acquisition Corp., 2nd Lien Initial Term Loan (ICE LIBOR USD 3 Month + 7.75%), 10.000%, 12/29/28 (k)	750,000	660,000

Containers & Packaging (0.2%)
First Brands Group LLC, 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 8.50%), 9.739%, 3/30/28 (k)	300,000	286,500

Total Materials		946,500

Total Loan Participations		9,214,641

Total Long-Term Debt Securities (86.0%) (Cost $201,671,364)		174,696,849

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (8.9%)
iShares Broad USD High Yield Corporate Bond ETF (x)	202,830	$7,021,976
iShares iBoxx High Yield Corporate Bond ETF (x)	75,130	5,530,319
SPDR Bloomberg High Yield Bond ETF (x)	61,144	5,546,372

Total Exchange Traded Funds (8.9%) (Cost $22,088,476)		18,098,667

SHORT-TERM INVESTMENTS:
Investment Company (1.0%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	2,000,000	2,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (8.5%)
Deutsche Bank Securities, Inc., 1.45%, dated 6/30/22, due 7/1/22, repurchase price $8,412,183, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $8,580,081. (xx)	$8,411,844	8,411,844
MetLife, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $851,209, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-11/15/47; total market value $868,581. (xx)	851,174	851,174
National Bank of Canada, 1.70%, dated 6/30/22, due 7/7/22, repurchase price $6,102,016, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 11/3/22-2/15/51; total market value $6,727,122. (xx)	6,100,000	6,100,000
TD Prime Services LLC, 1.65%, dated 6/30/22, due 7/1/22, repurchase price $2,000,092, collateralized by various Common Stocks; total market value $2,215,544. (xx)	2,000,000	2,000,000

Total Repurchase Agreements		17,363,018

U.S. Treasury Obligations (1.0%)
U.S. Treasury Bills
0.98%, 7/14/22 (p)	675,000	674,743
1.33%, 8/11/22 (p)	675,000	673,956
1.60%, 9/15/22 (p)(x)	700,000	697,618

Total U.S. Treasury Obligations		2,046,317

Total Short-Term Investments (10.5%) (Cost $21,410,429)		21,409,335

Total Investments in Securities (105.4%) (Cost $245,170,269)		214,204,851
Other Assets Less Liabilities (-5.4%)		(10,916,928)

Net Assets (100%)		$203,287,923

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2022, the market value of these securities amounted to $147,270,638 or 72.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2022. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2022.
(p)	Yield to maturity.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $25,074,032. This was collateralized by $6,506,788 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.750%, maturing 7/31/22 – 11/15/51 and by cash of $19,363,018 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CME	— Chicago Mercantile Exchange
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
PIK	— Payment-in Kind Security
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$23,342,718	$—	$23,342,718
Consumer Discretionary	—	23,989,697	—	23,989,697
Consumer Staples	—	10,507,005	—	10,507,005
Energy	—	19,577,742	—	19,577,742
Financials	—	19,134,614	—	19,134,614
Health Care	—	10,757,941	—	10,757,941
Industrials	—	21,313,808	—	21,313,808
Information Technology	—	18,497,681	—	18,497,681
Materials	—	14,768,346	—	14,768,346
Real Estate	—	2,941,718	—	2,941,718
Utilities	—	650,938	—	650,938
Exchange Traded Funds	18,098,667	—	—	18,098,667
Loan Participations
Consumer Discretionary	—	1,447,605	—	1,447,605
Financials	—	2,833,250	—	2,833,250
Health Care	—	786,958	—	786,958
Industrials	—	1,209,434	—	1,209,434
Information Technology	—	1,990,894	—	1,990,894
Materials	—	946,500	—	946,500
Short-Term Investments
Investment Company	2,000,000	—	—	2,000,000
Repurchase Agreements	—	17,363,018	—	17,363,018
U.S. Treasury Obligations	—	2,046,317	—	2,046,317

Total Assets	$20,098,667	$194,106,184	$—	$214,204,851

Total Liabilities	$—	$—	$—	$—

Total	$20,098,667	$194,106,184	$—	$214,204,851

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$30,260,739
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$32,817,626

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$181,968
Aggregate gross unrealized depreciation	(31,468,779)

Net unrealized depreciation	$(31,286,811)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$245,491,662

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $227,807,251)	$196,841,833
Repurchase Agreements (Cost $17,363,018)	17,363,018
Cash	4,412,546
Foreign cash (Cost $1,953)	1,586
Dividends, interest and other receivables	3,045,706
Receivable for securities sold	1,248,904
Securities lending income receivable	25,252
Receivable for Portfolio shares sold	15,998
Other assets	2,457

Total assets	222,957,300

LIABILITIES
Payable for return of collateral on securities loaned	19,363,018
Investment management fees payable	92,782
Payable for Portfolio shares redeemed	87,810
Payable for securities purchased	22,089
Administrative fees payable	21,298
Distribution fees payable – Class IB	10,525
Trustees’ fees payable	124
Accrued expenses	71,731

Total liabilities	19,669,377

NET ASSETS	$203,287,923

Net assets were comprised of:
Paid in capital	$242,408,449
Total distributable earnings (loss)	(39,120,526)

Net assets	$203,287,923

Class IB
Net asset value, offering and redemption price per share, $49,503,084 / 5,864,747 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.44

Class K
Net asset value, offering and redemption price per share, $153,784,839 / 18,203,593 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.45

(x)	Includes value of securities on loan of $25,074,032.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Interest	$5,793,062
Dividends	418,347
Securities lending (net)	169,192

Total income	6,380,601

EXPENSES
Investment management fees	671,980
Administrative fees	134,209
Distribution fees – Class IB	67,267
Custodian fees	36,001
Professional fees	35,662
Printing and mailing expenses	11,628
Trustees’ fees	3,487
Miscellaneous	7,755

Gross expenses	967,989
Less: Waiver from investment manager	(61,419)

Net expenses	906,570

NET INVESTMENT INCOME (LOSS)	5,474,031

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(1,148,513)
Change in unrealized appreciation (depreciation) on:
Investments in securities	(35,007,888)
Foreign currency translations	(169)
Unfunded commitments	89

Net change in unrealized appreciation (depreciation)	(35,007,968)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(36,156,481)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(30,682,450)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,474,031	$10,494,236
Net realized gain (loss)	(1,148,513)	2,680,845
Net change in unrealized appreciation (depreciation)	(35,007,968)	(3,708,861)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(30,682,450)	9,466,220

Distributions to shareholders:
Class IB	—	(2,401,122)
Class K	—	(8,384,624)

Total distributions to shareholders	—	(10,785,746)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 539,749 and 1,586,317 shares, respectively ]	4,998,057	15,706,788
Capital shares issued in reinvestment of dividends [ 0 and 249,639 shares, respectively ]	—	2,401,122
Capital shares repurchased [ (575,590) and (735,112) shares, respectively ]	(5,274,675)	(7,269,245)

Total Class IB transactions	(276,618)	10,838,665

Class K
Capital shares sold [ 509,152 and 2,737,620 shares, respectively ]	4,706,616	27,121,777
Capital shares issued in reinvestment of dividends [ 0 and 872,163 shares, respectively ]	—	8,384,624
Capital shares repurchased [ (1,567,055) and (1,976,790) shares, respectively ]	(14,385,276)	(19,601,466)

Total Class K transactions	(9,678,660)	15,904,935

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(9,955,278)	26,743,600

TOTAL INCREASE (DECREASE) IN NET ASSETS	(40,637,728)	25,424,074
NET ASSETS:
Beginning of period	243,925,651	218,501,577

End of period	$203,287,923	$243,925,651

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021	2020	2019	2018	2017
Net asset value, beginning of period	$9.70		$9.75	$9.60	$8.94	$9.67	$9.53

Income (loss) from investment operations:
Net investment income (loss) (e)	0.21		0.43	0.46	0.48	0.50	0.49
Net realized and unrealized gain (loss)	(1.47)		(0.05)	0.16	0.67	(0.70)	0.12

Total from investment operations	(1.26)		0.38	0.62	1.15	(0.20)	0.61

Less distributions:
Dividends from net investment income	—		(0.43)	(0.47)	(0.49)	(0.53)	(0.47)

Net asset value, end of period	$8.44		$9.70	$9.75	$9.60	$8.94	$9.67

Total return (b)	(12.99)%		3.95%	6.48%	12.94%	(2.23)%	6.46%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$49,503		$57,218	$46,783	$41,122	$28,369	$26,553
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%		1.00%	1.00%	1.00%	1.04%	1.05%
Before waivers (a)(f)	1.06%		1.04%	1.08%	1.07%	1.07%	1.08%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	4.70%		4.31%	4.79%	4.92%	5.20%	4.95%
Before waivers (a)(f)	4.65%		4.26%	4.71%	4.85%	5.16%	4.93%
Portfolio turnover rate^	14	%(z)	53%	67%	47%	41%	61%

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021	2020	2019	2018	2017
Net asset value, beginning of period	$9.69		$9.74	$9.59	$8.93	$9.66	$9.52

Income (loss) from investment operations:
Net investment income (loss) (e)	0.23		0.45	0.48	0.50	0.53	0.52
Net realized and unrealized gain (loss)	(1.47)		(0.05)	0.16	0.68	(0.71)	0.12

Total from investment operations	(1.24)		0.40	0.64	1.18	(0.18)	0.64

Less distributions:
Dividends from net investment income	—		(0.45)	(0.49)	(0.52)	(0.55)	(0.50)

Net asset value, end of period	$8.45		$9.69	$9.74	$9.59	$8.93	$9.66

Total return (b)	(12.80)%		4.19%	6.74%	13.23%	(1.99)%	6.73%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$153,785		$186,707	$171,719	$176,238	$163,753	$177,784
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75%		0.75%	0.75%	0.75%	0.79%	0.80%
Before waivers (a)(f)	0.80%		0.79%	0.83%	0.82%	0.82%	0.83%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	4.95%		4.56%	5.04%	5.18%	5.44%	5.20%
Before waivers (a)(f)	4.90%		4.51%	4.96%	5.11%	5.41%	5.18%
Portfolio turnover rate^	14	%(z)	53%	67%	47%	41%	61%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT MICRO CAP PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Health Care	26.2%
Information Technology	17.7
Repurchase Agreements	14.5
Industrials	13.5
Financials	12.7
Consumer Discretionary	11.7
Communication Services	4.1
Consumer Staples	3.9
Energy	3.6
Real Estate	2.1
Materials	2.1
Utilities	0.4
Investment Company	0.2
Cash and Other	(12.7)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$690.30	$4.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76
Class K
Actual	1,000.00	691.60	3.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.15% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.1%)
Diversified Telecommunication Services (0.8%)
Anterix, Inc.*	2,153	$88,424
ATN International, Inc.	1,950	91,474
Bandwidth, Inc., Class A*	4,134	77,802
Charge Enterprises, Inc. (x)*	19,278	91,956
Consolidated Communications Holdings, Inc.*	13,244	92,708
IDT Corp., Class B*	2,587	65,063
Ooma, Inc.*	52,367	620,025

		1,127,452

Entertainment (0.1%)
Ballantyne Strong, Inc.*	2,491	6,003
Chicken Soup For The Soul Entertainment, Inc.*	1,390	10,300
CuriosityStream, Inc.*	5,081	8,587
Eros Media World plc*	771	1,850
Gaia, Inc.*	2,197	9,337
Golden Matrix Group, Inc. (x)*	1,434	6,424
Marcus Corp. (The)*	4,242	62,654
Playstudios, Inc. (x)*	14,128	60,468
Reading International, Inc., Class A*	3,239	11,693
Redbox Entertainment, Inc. (x)*	1,166	8,629
Reservoir Media, Inc. (x)*	3,647	23,779

		209,724

Interactive Media & Services (0.8%)
Arena Group Holdings, Inc. (The) (x)*	2,021	18,189
AutoWeb, Inc. (x)*	1,561	593
Cars.com, Inc.*	12,352	116,479
DHI Group, Inc.*	7,623	37,886
EverQuote, Inc., Class A*	3,362	29,720
fuboTV, Inc. (x)*	31,759	78,445
IZEA Worldwide, Inc. (x)*	11,241	10,095
Kubient, Inc. (x)*	374	247
Leafly Holdings, Inc.*	932	4,194
Liberty TripAdvisor Holdings, Inc., Class A*	14,247	10,779
Outbrain, Inc. (x)*	7,120	35,814
QuinStreet, Inc.*	9,251	93,065
Society Pass, Inc.*	651	1,263
Super League Gaming, Inc. (x)*	1,836	1,873
Travelzoo (x)*	1,116	6,763
TrueCar, Inc.*	16,542	42,844
Wejo Group Ltd. (x)*	4,089	4,866
Zedge, Inc., Class B*	2,047	5,895
ZipRecruiter, Inc., Class A*	48,590	720,104

		1,219,114

Media (0.8%)
AdTheorent Holding Co., Inc. (x)*	2,859	8,834
Audacy, Inc.*	20,176	19,010
Beasley Broadcast Group, Inc., Class A*	1,845	2,362
Boston Omaha Corp., Class A*	3,652	75,414
Clear Channel Outdoor Holdings, Inc.*	65,090	69,646
comScore, Inc.*	13,728	28,280
Cumulus Media, Inc., Class A*	3,009	23,260
Daily Journal Corp.*	216	55,901
DallasNews Corp.	950	6,013
Digital Media Solutions, Inc.*	577	640
Emerald Holding, Inc.*	3,741	15,226
Entravision Communications Corp., Class A	10,590	48,290
Fluent, Inc.*	8,682	10,332
Gambling.com Group Ltd. (x)*	1,546	12,167
Gannett Co., Inc. (x)*	25,674	74,455
Harte Hanks, Inc. (x)*	793	10,103
Hemisphere Media Group, Inc.*	3,137	23,935
Innovid Corp. (x)*	3,992	6,627
Lee Enterprises, Inc.*	799	15,173
Loyalty Ventures, Inc.*	3,576	12,766
Marchex, Inc., Class B*	3,268	4,314
National CineMedia, Inc.	11,609	10,636
PubMatic, Inc., Class A (x)*	30,395	482,976
Saga Communications, Inc., Class A (x)	729	18,116
Salem Media Group, Inc. (x)*	2,044	4,333
Thryv Holdings, Inc.*	4,531	101,449
Townsquare Media, Inc., Class A*	2,192	17,952
Urban One, Inc.*	2,013	8,616
Urban One, Inc. Class A (x)*	1,106	6,039

		1,172,865

Wireless Telecommunication Services (1.6%)
FingerMotion, Inc.*	4,079	5,955
Gogo, Inc.*	143,835	2,328,688
KORE Group Holdings, Inc. (x)*	6,256	19,206
Spok Holdings, Inc.	2,849	17,949
SurgePays, Inc. (x)*	1,219	5,888

		2,377,686

Total Communication Services		6,106,841

Consumer Discretionary (11.7%)
Auto Components (0.5%)
Cooper-Standard Holdings, Inc.*	3,366	16,796
Gentherm, Inc.*	6,174	385,319
Horizon Global Corp. (x)*	4,479	7,301
Modine Manufacturing Co.*	8,872	93,422
Motorcar Parts of America, Inc.*	3,331	43,703
Stoneridge, Inc.*	4,695	80,519
Strattec Security Corp.*	624	20,686
Superior Industries International, Inc.*	3,641	14,382
Sypris Solutions, Inc.*	2,100	4,872
XL Fleet Corp.*	20,199	23,229

		690,229

Automobiles (0.2%)
Arcimoto, Inc.*	5,599	18,309
AYRO, Inc. (x)*	5,793	4,854
Cenntro Electric Group Ltd. (x)*	32,815	49,551
Faraday Future Intelligent Electric, Inc.*	17,707	46,038
Lordstown Motors Corp. (x)*	28,462	44,970
Mullen Automotive, Inc. (x)*	2,871	2,928
Volcon, Inc.*	1,741	3,203
Workhorse Group, Inc. (x)*	26,150	67,990

		237,843

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Distributors (0.1%)
AMCON Distributing Co.	35	$5,705
Educational Development Corp.	1,194	5,039
Funko, Inc., Class A*	5,675	126,666
Weyco Group, Inc. (x)	993	24,279

		161,689

Diversified Consumer Services (2.5%)
American Public Education, Inc.*	3,339	53,958
Beachbody Co., Inc. (The)*	18,659	22,391
Carriage Services, Inc.	2,400	95,160
European Wax Center, Inc., Class A (x)	17,206	303,170
Lincoln Educational Services Corp.*	4,067	25,663
Nerdy, Inc. (x)*	9,662	20,580
OneSpaWorld Holdings Ltd. (x)*	11,831	84,828
Perdoceo Education Corp.*	12,172	143,386
PowerSchool Holdings, Inc., Class A*	87,303	1,052,001
Regis Corp.*	7,902	8,534
Rover Group, Inc. (x)*	16,533	62,164
StoneMor, Inc. (x)*	4,880	16,690
Stride, Inc.*	34,675	1,414,393
Udemy, Inc. (x)*	28,985	295,937
Universal Technical Institute, Inc.*	5,776	41,183
WW International, Inc.*	9,669	61,785
XpresSpa Group, Inc. (x)*	13,879	9,583

		3,711,406

Hotels, Restaurants & Leisure (2.9%)
Allied Esports Entertainment, Inc. (x)*	3,877	5,544
Ark Restaurants Corp.	445	8,010
BBQ Holdings, Inc.*	1,242	12,942
Biglari Holdings, Inc., Class B*	109	13,374
BJ’s Restaurants, Inc.*	4,043	87,652
Bluegreen Vacations Holding Corp.	2,271	56,684
BurgerFi International, Inc. (x)*	2,254	7,280
Canterbury Park Holding Corp. (x)	477	12,340
Carrols Restaurant Group, Inc.	6,313	12,752
Century Casinos, Inc.*	4,747	34,178
Chuy’s Holdings, Inc.*	3,361	66,951
Denny’s Corp.*	10,707	92,937
Drive Shack, Inc.*	16,396	22,463
EBET, Inc. (x)*	2,687	6,449
El Pollo Loco Holdings, Inc.*	3,320	32,669
F45 Training Holdings, Inc. (x)*	6,451	25,352
FAT Brands, Inc., Class A (x)	970	7,227
Fiesta Restaurant Group, Inc.*	2,867	20,470
First Watch Restaurant Group, Inc. (x)*	1,768	25,495
Flanigan’s Enterprises, Inc.	177	5,310
Full House Resorts, Inc.*	5,861	35,635
GAN Ltd.*	6,598	19,530
Golden Entertainment, Inc.*	3,646	144,199
Good Times Restaurants, Inc. (x)*	1,812	5,454
Inspirato, Inc.*	1,829	8,468
Inspired Entertainment, Inc.*	3,948	33,992
Kura Sushi USA, Inc., Class A (x)*	16,611	822,743
Lindblad Expeditions Holdings, Inc. (x)*	5,747	46,551
Lottery.com, Inc.*	6,359	7,122
Monarch Casino & Resort, Inc.*	27,302	1,601,808
Nathan’s Famous, Inc.	463	27,118
NEOGAMES SA (x)*	2,087	27,987
Noodles & Co.*	7,133	33,525
ONE Group Hospitality, Inc. (The)*	4,144	30,541
PlayAGS, Inc.*	5,300	27,348
Potbelly Corp. (x)*	4,233	23,917
RCI Hospitality Holdings, Inc.	1,577	76,264
Red Robin Gourmet Burgers, Inc.*	3,041	24,419
Ruth’s Hospitality Group, Inc.	5,821	94,650
Sonder Holdings, Inc. (x)*	7,785	8,096
Sweetgreen, Inc., Class A (x)*	47,683	555,507
Target Hospitality Corp.*	4,964	28,344
Xponential Fitness, Inc., Class A (x)*	3,024	37,982

		4,277,279

Household Durables (0.9%)
Aterian, Inc. (x)*	10,857	23,451
Bassett Furniture Industries, Inc.	1,543	27,959
Beazer Homes USA, Inc.*	5,313	64,128
Dixie Group, Inc. (The)*	2,564	3,282
Ethan Allen Interiors, Inc.	4,034	81,527
Flexsteel Industries, Inc.	948	17,064
GoPro, Inc., Class A (x)*	93,790	518,659
Green Brick Partners, Inc.*	5,093	99,670
Hamilton Beach Brands Holding Co., Class A	1,393	17,287
Harbor Custom Development, Inc.*	2,194	3,050
Hooker Furnishings Corp.	2,012	31,287
Hovnanian Enterprises, Inc., Class A*	919	39,324
Koss Corp. (x)*	741	5,150
Landsea Homes Corp. (x)*	1,943	12,940
Legacy Housing Corp.*	1,517	19,797
Lifetime Brands, Inc.	2,422	26,739
Live Ventures, Inc.*	260	6,503
Lovesac Co. (The)*	2,331	64,102
Purple Innovation, Inc.*	9,787	29,948
Traeger, Inc.*	5,709	24,263
Tupperware Brands Corp.*	8,111	51,424
Universal Electronics, Inc.*	2,159	55,206
VOXX International Corp.*	2,540	23,647
Vuzix Corp. (x)*	10,573	75,068

		1,321,475

Internet & Direct Marketing Retail (1.3%)
1-800-Flowers.com, Inc., Class A*	4,797	45,619
1847 Goedeker, Inc. (x)*	17,851	21,778
1stdibs.com, Inc. (x)*	4,102	23,340
aka Brands Holding Corp. (x)*	1,993	5,501
BARK, Inc. (x)*	9,188	11,761
CarParts.com, Inc.*	9,054	62,835
ContextLogic, Inc., Class A*	101,465	162,344
Duluth Holdings, Inc., Class B (x)*	2,296	21,904
Fiverr International Ltd. (x)*	12,468	428,775
Groupon, Inc.*	3,844	43,437
iMedia Brands, Inc. (x)*	3,581	4,333
iPower, Inc. (x)*	833	883
Lands’ End, Inc.*	2,828	30,033
Liquidity Services, Inc.*	4,252	57,147
Lulu’s Fashion Lounge Holdings, Inc. (x)*	70,207	761,746
PARTS iD, Inc.*	907	1,406
PetMed Express, Inc. (x)	3,598	71,600
Porch Group, Inc. (x)*	14,012	35,871
Poshmark, Inc., Class A (x)*	8,194	82,841
RealReal, Inc. (The) (x)*	15,175	37,786

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Rent the Runway, Inc., Class A (x)*	8,329	$25,570
RumbleON, Inc., Class B (x)*	1,857	27,316
ThredUp, Inc., Class A (x)*	10,466	26,165

		1,989,991

Leisure Products (0.3%)
American Outdoor Brands, Inc.*	2,272	21,607
AMMO, Inc. (x)*	15,578	59,975
Clarus Corp.	4,893	92,918
Escalade, Inc.	1,778	23,096
JAKKS Pacific, Inc.*	934	11,825
Johnson Outdoors, Inc., Class A	950	58,102
Marine Products Corp.	1,572	14,950
MasterCraft Boat Holdings, Inc.*	3,259	68,602
Nautilus, Inc.*	6,056	10,598
Smith & Wesson Brands, Inc.	8,097	106,314
Solo Brands, Inc., Class A*	3,918	15,907
Vinco Ventures, Inc. (x)*	32,722	45,156

		529,050

Specialty Retail (1.5%)
Aaron’s Co., Inc. (The)	5,400	78,570
America’s Car-Mart, Inc.*	1,061	106,737
Barnes & Noble Education, Inc.*	7,062	20,692
Big 5 Sporting Goods Corp. (x)	3,744	41,970
Build-A-Bear Workshop, Inc.	2,528	41,510
Caleres, Inc.	6,495	170,429
CarLotz, Inc.*	13,921	5,478
Cato Corp. (The), Class A	3,277	38,046
Chico’s FAS, Inc.*	21,831	108,500
Children’s Place, Inc. (The)*	2,343	91,190
Citi Trends, Inc.*	1,402	33,157
Conn’s, Inc. (x)*	2,327	18,662
Container Store Group, Inc. (The)*	5,552	34,589
Destination XL Group, Inc.*	10,654	36,117
Envela Corp. (x)*	1,419	10,117
Express, Inc.*	12,075	23,667
Genesco, Inc.*	2,337	116,640
GrowGeneration Corp. (x)*	10,234	36,740
Haverty Furniture Cos., Inc.	2,693	62,424
Hibbett, Inc.	2,291	100,140
J Jill, Inc. (x)*	836	15,290
JOANN, Inc. (x)	1,597	12,377
Kirkland’s, Inc.*	1,428	5,027
Lazydays Holdings, Inc.*	1,965	23,148
LL Flooring Holdings, Inc.*	5,213	48,846
LMP Automotive Holdings, Inc. (x)*	1,000	4,750
MarineMax, Inc.*	3,771	136,208
OneWater Marine, Inc., Class A*	1,974	65,241
Party City Holdco, Inc. (x)*	18,536	24,467
Shift Technologies, Inc.*	12,299	8,278
Shoe Carnival, Inc.	3,142	67,899
Sportsman’s Warehouse Holdings, Inc.*	7,751	74,332
Tile Shop Holdings, Inc.	6,488	19,918
Tilly’s, Inc., Class A	4,359	30,600
Torrid Holdings, Inc. (x)*	2,652	11,457
TravelCenters of America, Inc.*	2,251	77,592
Volta, Inc. (x)*	21,785	28,320
Vroom, Inc.*	22,758	28,447
Warby Parker, Inc., Class A (x)*	26,587	299,370
Winmark Corp.	508	99,349
Zumiez, Inc.*	2,789	72,514

		2,328,805

Textiles, Apparel & Luxury Goods (1.5%)
Allbirds, Inc., Class A (x)*	185,650	729,604
Charles & Colvard Ltd.*	5,246	6,505
Crown Crafts, Inc.	1,902	11,907
Culp, Inc.	2,272	9,770
Delta Apparel, Inc.*	1,044	29,618
Fossil Group, Inc. (x)*	8,310	42,963
Jerash Holdings US, Inc. (x)	733	3,452
Lakeland Industries, Inc.*	1,132	17,387
Movado Group, Inc.	2,790	86,295
Oxford Industries, Inc.	13,570	1,204,202
PLBY Group, Inc. (x)*	5,547	35,501
Rocky Brands, Inc.	1,210	41,358
Superior Group of Cos., Inc.	2,083	36,973
Unifi, Inc.*	2,397	33,702
Vera Bradley, Inc.*	5,176	22,464
Vince Holding Corp. (x)*	647	5,079

		2,316,780

Total Consumer Discretionary		17,564,547

Consumer Staples (3.9%)
Beverages (1.0%)
Fresh Vine Wine, Inc. (x)*	443	824
MGP Ingredients, Inc.	13,358	1,337,002
Splash Beverage Group, Inc. (x)*	4,761	14,235
Vintage Wine Estates, Inc. (x)*	5,774	45,384
Vita Coco Co., Inc. (The) (x)*	4,970	48,656
Willamette Valley Vineyards, Inc.*	879	5,511
Winc, Inc.*	341	529
Zevia PBC, Class A*	2,673	7,511

		1,459,652

Food & Staples Retailing (1.5%)
Blue Apron Holdings, Inc., Class A (x)*	3,521	12,816
Chefs’ Warehouse, Inc. (The)*	48,896	1,901,565
HF Foods Group, Inc.*	6,449	33,664
MedAvail Holdings, Inc.*	6,828	10,447
Natural Grocers by Vitamin Cottage, Inc.	1,529	24,388
Rite Aid Corp. (x)*	9,728	65,567
SpartanNash Co.	6,369	192,153
Village Super Market, Inc., Class A	1,377	31,409

		2,272,009

Food Products (0.5%)
Alico, Inc.	1,063	37,875
AppHarvest, Inc. (x)*	12,730	44,428
Barfresh Food Group, Inc.*	949	5,362
Benson Hill, Inc. (x)*	30,523	83,633
Better Choice Co., Inc.*	3,912	8,606
Bridgford Foods Corp.*	344	4,534
Calavo Growers, Inc.	3,076	128,331
Farmer Bros Co.*	3,402	15,955
Landec Corp.*	4,671	46,570
Lifeway Foods, Inc.*	896	4,453
Limoneira Co.	2,695	37,973
Local Bounti Corp. (x)*	3,343	10,631

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
MamaMancini’s Holdings, Inc.*	2,704	$3,786
Nuzee, Inc.*	109	110
Real Good Food Co., Inc. (The)*	1,137	7,993
Rocky Mountain Chocolate Factory, Inc. (x)*	970	6,683
S&W Seed Co. (x)*	2,725	2,752
Seneca Foods Corp., Class A*	1,043	57,928
SunOpta, Inc.*	17,412	135,465
Tattooed Chef, Inc. (x)*	8,728	54,986
Vital Farms, Inc.*	5,042	44,118
Whole Earth Brands, Inc.*	7,247	44,931

		787,103

Household Products (0.0%)†
Ocean Bio-Chem, Inc.	743	9,570
Oil-Dri Corp. of America	838	25,685

		35,255

Personal Products (0.8%)
elf Beauty, Inc.*	27,311	837,901
Grove, Inc. (x)*	1,451	6,094
Honest Co., Inc. (The)*	11,592	33,849
LifeMD, Inc. (x)*	4,429	9,035
Lifevantage Corp.	2,174	9,457
Mannatech, Inc.	207	3,447
Natural Alternatives International, Inc. (x)*	1,039	10,847
Natural Health Trends Corp.	1,085	5,821
Nature’s Sunshine Products, Inc.*	2,348	25,053
Thorne HealthTech, Inc. (x)*	1,920	9,293
United-Guardian, Inc.	677	10,148
Veru, Inc. (x)*	11,585	130,911

		1,091,856

Tobacco (0.1%)
22nd Century Group, Inc. (x)*	28,859	61,470
Turning Point Brands, Inc.	2,725	73,929

		135,399

Total Consumer Staples		5,781,274

Energy (3.6%)
Energy Equipment & Services (0.8%)
Borr Drilling Ltd. (x)*	23,959	110,451
Bristow Group, Inc.*	4,220	98,748
Dawson Geophysical Co.*	1,513	2,027
Diamond Offshore Drilling, Inc. (x)*	17,809	104,895
DMC Global, Inc.*	3,348	60,364
ENGlobal Corp.*	5,627	5,357
Exterran Corp. (x)*	3,937	16,929
Forum Energy Technologies, Inc.*	646	12,675
Geospace Technologies Corp. (x)*	2,489	11,798
Gulf Island Fabrication, Inc.*	2,819	9,444
Helix Energy Solutions Group, Inc.*	25,498	79,044
Independence Contract Drilling, Inc.*	1,624	5,083
KLX Energy Services Holdings, Inc. (x)*	1,149	4,975
Mammoth Energy Services, Inc.*	2,876	6,327
National Energy Services Reunited Corp.*	6,801	46,111
Natural Gas Services Group, Inc.*	1,984	21,824
NCS Multistage Holdings, Inc.*	120	3,672
Newpark Resources, Inc.*	15,109	46,687
Nine Energy Service, Inc. (x)*	3,483	9,230
Oil States International, Inc.*	10,870	58,915
Profire Energy, Inc.*	7,421	10,686
Ranger Energy Services, Inc. (x)*	1,969	19,966
SEACOR Marine Holdings, Inc. (x)*	4,187	24,117
Select Energy Services, Inc., Class A*	12,555	85,625
Smart Sand, Inc.*	4,254	8,508
Solaris Oilfield Infrastructure, Inc., Class A	5,630	61,254
TETRA Technologies, Inc.*	22,192	90,100
Tidewater, Inc.*	6,795	143,307

		1,158,119

Oil, Gas & Consumable Fuels (2.8%)
Adams Resources & Energy, Inc.	396	12,747
Aemetis, Inc. (x)*	5,380	26,416
Alto Ingredients, Inc.*	12,878	47,777
American Resources Corp. (x)*	8,080	11,716
Amplify Energy Corp.*	6,081	39,770
Ardmore Shipping Corp.*	6,215	43,319
Battalion Oil Corp.*	525	4,478
Berry Corp.	14,290	108,890
Centrus Energy Corp., Class A*	1,932	47,817
Dorian LPG Ltd.	5,476	83,235
Earthstone Energy, Inc., Class A (x)*	37,127	506,784
Ecoark Holdings, Inc. (x)*	4,258	11,156
Empire Petroleum Corp. (x)*	1,207	14,327
Energy Fuels, Inc. (x)*	27,818	136,586
Epsilon Energy Ltd.	2,032	11,969
Evolution Petroleum Corp.	5,427	29,631
Gevo, Inc. (x)*	35,093	82,469
Golar LNG Ltd.*	32,626	742,242
Hallador Energy Co. (x)*	3,473	18,789
Houston American Energy Corp. (x)*	1,664	7,638
International Seaways, Inc.	8,785	186,242
Laredo Petroleum, Inc.*	3,043	209,784
Lightbridge Corp. (x)*	1,331	6,202
NACCO Industries, Inc., Class A	755	28,615
NextDecade Corp. (x)*	5,511	24,469
Nordic American Tankers Ltd. (x)	33,333	70,999
Overseas Shipholding Group, Inc., Class A*	10,866	22,275
Par Pacific Holdings, Inc.*	8,716	135,882
PEDEVCO Corp. (x)*	2,945	3,387
PHX Minerals, Inc.	4,559	13,859
PrimeEnergy Resources Corp.*	116	9,094
REX American Resources Corp.*	941	79,797
Riley Exploration Permian, Inc. (x)	1,853	44,806
Ring Energy, Inc. (x)*	15,223	40,493
SandRidge Energy, Inc. (x)*	5,666	88,786
SilverBow Resources, Inc. (x)*	2,092	59,329
Sitio Royalties Corp. (x)	1,987	46,059
Stabilis Solutions, Inc.*	411	1,648
Talos Energy, Inc.*	42,689	660,399
Teekay Corp. (x)*	11,789	33,952
Teekay Tankers Ltd., Class A*	4,076	71,860
Uranium Energy Corp. (x)*	49,826	153,464
Ur-Energy, Inc. (x)*	37,551	39,804
VAALCO Energy, Inc. (x)	9,977	69,240
Vertex Energy, Inc. (x)*	9,642	101,434
W&T Offshore, Inc.*	16,856	72,818

		4,262,453

Total Energy		5,420,572

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares		Value (Note 1)
Financials (12.7%)
Banks (7.3%)
ACNB Corp.	1,506		$44,713
Affinity Bancshares, Inc. (x)*	774		11,494
Allegiance Bancshares, Inc.	3,476		131,254
Amalgamated Financial Corp.	2,510		49,648
Amerant Bancorp, Inc.	4,991		140,347
American National Bankshares, Inc.	1,850		64,028
AmeriServ Financial, Inc.	3,122		12,301
Ames National Corp. (x)	1,551		34,401
Arrow Financial Corp.	2,453		78,030
Auburn National BanCorp, Inc. (x)	465		12,574
Bancorp, Inc. (The)*	9,756		190,437
Bank First Corp. (x)	1,154		87,485
Bank of Marin Bancorp	2,793		88,762
Bank of Princeton (The)	953		26,169
Bank of South Carolina Corp.	747		12,998
Bank of the James Financial Group, Inc.	855		11,115
Bank7 Corp.	699		15,965
BankFinancial Corp.	2,048		19,231
Bankwell Financial Group, Inc.	1,004		31,174
Bar Harbor Bankshares	2,634		68,115
BayCom Corp.	2,291		47,378
Bayfirst Financial Corp. (x)	481		9,115
BCB Bancorp, Inc. (x)	2,562		43,631
Blue Ridge Bankshares, Inc. (x)	3,035		46,496
Business First Bancshares, Inc.	3,752		79,955
Byline Bancorp, Inc.	35,353		841,401
C&F Financial Corp.	586		26,938
California Bancorp*	1,310		24,903
Cambridge Bancorp	1,218		100,729
Camden National Corp.	2,565		112,988
Capital Bancorp, Inc.	1,565		33,960
Capital City Bank Group, Inc.	2,411		67,243
Capstar Financial Holdings, Inc.	3,626		71,142
Carter Bankshares, Inc. (x)*	4,331		57,169
CB Financial Services, Inc.	926		21,168
CBTX, Inc.	3,278		87,162
Central Pacific Financial Corp.	4,715		101,137
Central Valley Community Bancorp	1,734		25,143
Chemung Financial Corp.	601		28,247
ChoiceOne Financial Services, Inc.	1,169		23,544
Citizens & Northern Corp.	2,689		64,993
Citizens Community Bancorp, Inc. (x)	1,731		23,940
Citizens Holding Co.	853		15,610
Civista Bancshares, Inc.	2,600		55,276
CNB Financial Corp.	2,872		69,474
Coastal Financial Corp.*	1,859		70,865
Codorus Valley Bancorp, Inc.	1,642		36,961
Colony Bankcorp, Inc.	2,918		44,033
Community Financial Corp. (The) (x)	918		33,856
Community Trust Bancorp, Inc.	2,796		113,070
Community West Bancshares	1,120		16,027
ConnectOne Bancorp, Inc.	6,618		161,810
CrossFirst Bankshares, Inc.*	8,124		107,237
Dime Community Bancshares, Inc.	5,946		176,299
Eagle Bancorp Montana, Inc.	1,071		21,324
Emclaire Financial Corp.	450		15,705
Enterprise Bancorp, Inc.	1,664		53,564
Equity Bancshares, Inc., Class A	2,647		77,187
Esquire Financial Holdings, Inc.	1,202		40,027
Evans Bancorp, Inc.	938		31,883
Farmers & Merchants Bancorp, Inc. (x)	2,178		72,288
Farmers National Banc Corp.	5,612		84,180
Fidelity D&D Bancorp, Inc.	801		32,601
Financial Institutions, Inc.	2,693		70,072
Finward Bancorp	654		24,518
Finwise Bancorp*	693		6,466
First Bancorp, Inc. (The)	1,734		52,245
First Bancshares, Inc. (The)	3,510		100,386
First Bank (x)	2,653		37,089
First Business Financial Services, Inc.	1,426		44,477
First Capital, Inc. (x)	508		13,762
First Community Bankshares, Inc.	2,913		85,671
First Community Corp.	1,258		24,116
First Financial Corp.	2,041		90,825
First Financial Northwest, Inc.	1,068		16,597
First Foundation, Inc.	9,119		186,757
First Guaranty Bancshares, Inc. (x)	1,081		26,279
First Internet Bancorp	1,617		59,538
First Merchants Corp.	—	@	6
First Mid Bancshares, Inc.	3,306		117,925
First National Corp.	769		14,034
First Northwest Bancorp	1,350		21,060
First of Long Island Corp. (The)	3,973		69,647
First Savings Financial Group, Inc.	988		23,653
First United Corp.	1,233		23,131
First US Bancshares, Inc. (x)	1,061		11,671
First Western Financial, Inc.*	1,447		39,344
Five Star Bancorp (x)	2,244		59,286
Flushing Financial Corp.	5,131		109,085
FNCB Bancorp, Inc. (x)	2,650		21,200
Franklin Financial Services Corp.	799		24,098
FVCBankcorp, Inc. (x)*	2,130		40,108
German American Bancorp, Inc.	4,866		166,320
Glen Burnie Bancorp (x)	418		4,427
Great Southern Bancorp, Inc.	1,709		100,079
Guaranty Bancshares, Inc.	1,470		53,287
Hanmi Financial Corp.	5,423		121,692
HarborOne Bancorp, Inc.	8,132		112,140
Hawthorn Bancshares, Inc. (x)	1,071		27,300
HBT Financial, Inc.	1,798		32,130
Heritage Commerce Corp.	10,475		111,978
HomeStreet, Inc.	3,216		111,499
HomeTrust Bancshares, Inc.	2,599		64,975
Horizon Bancorp, Inc.	7,186		125,180
Independent Bank Corp.	3,587		69,157
Investar Holding Corp.	1,702		37,274
John Marshall Bancorp, Inc. (x)	2,031		45,779
Lakeland Bancorp, Inc.	11,095		162,209
Landmark Bancorp, Inc. (x)	697		17,662
LCNB Corp. (x)	1,730		25,863
Limestone Bancorp, Inc.	828		15,243
Macatawa Bank Corp.	4,683		41,398
MainStreet Bancshares, Inc.	1,200		27,324
Malvern Bancorp, Inc. (x)*	1,209		19,429
Mercantile Bank Corp.	2,745		87,703
Meridian Corp.	892		27,028
Metrocity Bankshares, Inc.	3,328		67,592
Metropolitan Bank Holding Corp.*	1,838		127,594
Mid Penn Bancorp, Inc.	2,555		68,908
Middlefield Banc Corp.	890		22,428
Midland States Bancorp, Inc.	3,774		90,727

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
MidWestOne Financial Group, Inc.	2,522	$74,954
MVB Financial Corp.	1,826	56,807
National Bankshares, Inc. (x)	1,050	32,970
Nicolet Bankshares, Inc.*	2,191	158,497
Northeast Bank	1,198	43,763
Northrim BanCorp, Inc.	1,009	40,622
Norwood Financial Corp.	1,305	31,659
Oak Valley Bancorp (x)	1,143	19,660
Ohio Valley Banc Corp. (x)	667	20,130
Old Point Financial Corp.	566	14,308
Old Second Bancorp, Inc.	7,553	101,059
Orange County Bancorp, Inc. (x)	873	33,148
Origin Bancorp, Inc.	4,005	155,394
Orrstown Financial Services, Inc.	1,891	45,705
Parke Bancorp, Inc. (x)	1,705	35,737
Partners Bancorp (x)	1,964	17,745
Pathfinder Bancorp, Inc.	467	9,307
PCB Bancorp	2,075	38,761
Peapack-Gladstone Financial Corp.	3,100	92,070
Penns Woods Bancorp, Inc. (x)	1,146	26,461
Peoples Bancorp of North Carolina, Inc.	846	22,977
Peoples Bancorp, Inc.	4,960	131,936
Peoples Financial Services Corp.	1,247	69,632
Plumas Bancorp (x)	957	27,313
Preferred Bank	1,928	131,143
Premier Financial Corp.	6,316	160,111
Primis Financial Corp. (x)	3,950	53,838
Professional Holding Corp., Class A*	2,172	43,549
QCR Holdings, Inc.	2,954	159,486
RBB Bancorp	2,511	51,902
Red River Bancshares, Inc.	751	40,614
Republic Bancorp, Inc., Class A	1,574	75,945
Republic First Bancorp, Inc.*	8,892	33,879
Richmond Mutual BanCorp, Inc.	1,779	24,870
Riverview Bancorp, Inc.	3,597	23,668
Salisbury Bancorp, Inc.	417	19,691
SB Financial Group, Inc. (x)	1,163	20,073
Shore Bancshares, Inc.	3,137	58,034
Sierra Bancorp	2,450	53,238
SmartFinancial, Inc.	2,692	65,039
Sound Financial Bancorp, Inc. (x)	435	16,508
South Plains Financial, Inc.	1,810	43,693
Southern First Bancshares, Inc. (x)*	1,351	58,890
Southern States Bancshares, Inc.	1,339	30,114
Summit Financial Group, Inc.	1,984	55,116
Summit State Bank (x)	865	13,165
Third Coast Bancshares, Inc.*	2,278	49,888
Union Bankshares, Inc. (x)	659	17,233
United Bancorp, Inc. (x)	727	11,916
United Bancshares, Inc.	403	11,469
United Security Bancshares	2,271	17,305
Unity Bancorp, Inc. (x)	1,188	31,458
Univest Financial Corp.	5,201	132,313
USCB Financial Holdings, Inc. (x)*	1,975	22,792
Village Bank and Trust Financial Corp.	107	5,000
Virginia National Bankshares Corp.	771	24,279
Washington Trust Bancorp, Inc.	3,080	148,980
West BanCorp, Inc.	2,888	70,294

		10,871,379

Capital Markets (2.0%)
Ashford, Inc. (REIT)*	211	2,947
AssetMark Financial Holdings, Inc.*	56,796	1,066,061
Associated Capital Group, Inc., Class A	324	11,609
Bakkt Holdings, Inc. (x)*	10,134	21,281
Blucora, Inc.*	8,401	155,082
Cowen, Inc., Class A	4,684	110,964
Diamond Hill Investment Group, Inc.	538	93,418
Donnelley Financial Solutions, Inc.*	4,935	144,546
GAMCO Investors, Inc., Class A	742	15,508
Greenhill & Co., Inc.	2,181	20,109
Hennessy Advisors, Inc. (x)	867	9,051
Heritage Global, Inc. (x)*	4,388	6,582
Manning & Napier, Inc.	2,900	36,163
MarketWise, Inc. (x)*	3,035	10,926
Oppenheimer Holdings, Inc., Class A	1,569	51,840
Perella Weinberg Partners (x)	8,305	48,418
Piper Sandler Cos.	9,403	1,065,924
Pzena Investment Management, Inc., Class A	3,237	21,332
Safeguard Scientifics, Inc. (x)*	2,238	8,348
Sculptor Capital Management, Inc. (x)	4,679	39,070
Siebert Financial Corp. (x)*	2,598	4,027
Silvercrest Asset Management Group, Inc., Class A (x)	1,872	30,720
Value Line, Inc. (x)	198	13,078
Westwood Holdings Group, Inc.	1,430	19,734

		3,006,738

Consumer Finance (0.4%)
Atlanticus Holdings Corp.*	768	27,011
Consumer Portfolio Services, Inc.*	2,443	25,041
Curo Group Holdings Corp. (x)	4,075	22,535
Elevate Credit, Inc. (x)*	4,082	9,633
Enova International, Inc.*	5,676	163,582
EZCORP, Inc., Class A*	8,910	66,914
Katapult Holdings, Inc. (x)*	8,965	9,593
Medallion Financial Corp. (x)	4,054	25,946
Moneylion, Inc. (x)*	25,766	34,011
NerdWallet, Inc., Class A*	4,567	36,216
Nicholas Financial, Inc.*	1,441	13,430
Oportun Financial Corp.*	4,959	41,011
OppFi, Inc. (x)*	2,400	7,896
Regional Management Corp.	1,336	49,926
Sunlight Financial Holdings, Inc. (x)*	4,333	12,782
World Acceptance Corp. (x)*	725	81,374

		626,901

Diversified Financial Services (0.2%)
Acacia Research Corp.*	8,161	41,132
Alerus Financial Corp.	2,702	64,335
A-Mark Precious Metals, Inc.	3,225	104,006
Banco Latinoamericano de Comercio Exterior SA, Class E	4,905	65,089
SWK Holdings Corp. (x)*	703	12,281

		286,843

Insurance (1.0%)
Ambac Financial Group, Inc.*	8,171	92,741
Atlantic American Corp. (x)	932	2,488

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Citizens, Inc.*	8,531	$35,745
Crawford & Co., Class A	3,117	24,313
Donegal Group, Inc., Class A	2,486	42,386
eHealth, Inc.*	4,344	40,530
Goosehead Insurance, Inc., Class A (x)	8,442	385,546
Greenlight Capital Re Ltd., Class A*	4,660	36,022
Hallmark Financial Services, Inc. (x)*	2,556	6,186
HCI Group, Inc. (x)	1,288	87,275
Heritage Insurance Holdings, Inc.	4,375	11,550
Hippo Holdings, Inc. (x)*	45,384	39,874
ICC Holdings, Inc. (x)*	194	3,195
Investors Title Co.	227	35,614
Kingstone Cos., Inc.	1,994	7,856
Kingsway Financial Services, Inc.*	2,162	12,323
Maiden Holdings Ltd.*	11,645	22,591
MBIA, Inc.*	8,562	105,741
MetroMile, Inc.*	17,641	16,186
Midwest Holding, Inc. (x)*	494	5,928
National Western Life Group, Inc., Class A	405	82,093
NI Holdings, Inc.*	1,332	21,885
Root, Inc., Class A*	24,901	29,632
Selectquote, Inc.*	23,837	59,116
Tiptree, Inc.	4,245	45,082
Trean Insurance Group, Inc.*	3,567	22,222
United Fire Group, Inc.	3,807	130,314
United Insurance Holdings Corp.	3,803	5,933
Universal Insurance Holdings, Inc.	4,665	60,785
Vericity, Inc. (x)*	315	2,246

		1,473,398

Mortgage Real Estate Investment Trusts (REITs) (0.8%)
ACRES Commercial Realty Corp. (REIT)*	1,382	11,319
AFC Gamma, Inc. (REIT)	2,749	42,142
AG Mortgage Investment Trust, Inc. (REIT) (x)	3,803	25,670
Angel Oak Mortgage, Inc. (REIT) (x)	1,952	25,298
Ares Commercial Real Estate Corp. (REIT)	7,975	97,534
Arlington Asset Investment Corp. (REIT), Class A*	4,318	14,034
ARMOUR Residential REIT, Inc. (REIT) (x)	17,631	124,122
Cherry Hill Mortgage Investment Corp. (REIT) (x)	2,955	18,912
Chicago Atlantic Real Estate Finance, Inc. (REIT)	1,193	17,967
Dynex Capital, Inc. (REIT)	6,480	103,162
Ellington Financial, Inc. (REIT) (x)	10,135	148,680
Ellington Residential Mortgage REIT (REIT) (x)	2,388	17,838
Franklin BSP Realty Trust, Inc. (REIT) (x)	15,010	202,335
Granite Point Mortgage Trust, Inc. (REIT)	9,524	91,145
Great Ajax Corp. (REIT)	3,809	36,528
Invesco Mortgage Capital, Inc. (REIT) (x)	5,920	86,906
Lument Finance Trust, Inc. (REIT) (x)	5,530	13,161
Manhattan Bridge Capital, Inc. (REIT)	1,330	7,448
Nexpoint Real Estate Finance, Inc. (REIT)	1,389	28,155
Orchid Island Capital, Inc. (REIT) (x)	31,727	90,422
Sachem Capital Corp. (REIT) (x)	6,209	25,333
Western Asset Mortgage Capital Corp. (REIT)	11,367	13,754

		1,241,865

Thrifts & Mortgage Finance (1.0%)
1895 Bancorp of Wisconsin, Inc. (x)	1,069	10,957
Blue Foundry Bancorp*	4,674	56,041
Bogota Financial Corp. (x)*	997	11,176
Bridgewater Bancshares, Inc.*	3,679	59,379
Broadway Financial Corp.*	7,963	8,441
Carver Bancorp, Inc.*	756	4,355
Catalyst Bancorp, Inc. (x)*	732	9,904
CF Bankshares, Inc. (x)	755	15,855
CFSB Bancorp, Inc.*	485	4,467
Cincinnati Bancorp, Inc. (x)	400	5,840
Cullman Bancorp, Inc.	989	11,186
ESSA Bancorp, Inc.	1,655	27,804
Federal Agricultural Mortgage Corp., Class C	1,623	158,486
FFBW, Inc. (x)*	849	10,307
Finance of America Cos., Inc., Class A*	6,921	10,866
First Seacoast Bancorp*	551	5,890
FS Bancorp, Inc.	1,227	35,227
Greene County Bancorp, Inc. (x)	568	25,725
Hingham Institution For Savings (The)	260	73,780
HMN Financial, Inc.	691	15,948
Home Bancorp, Inc.	1,302	44,437
Home Federal Bancorp, Inc. of Louisiana	504	10,569
Home Point Capital, Inc. (x)	1,446	5,668
HV Bancorp, Inc.*	246	4,908
Kentucky First Federal Bancorp	689	5,491
Lake Shore Bancorp, Inc.	333	4,662
Luther Burbank Corp.	2,646	34,530
Magyar Bancorp, Inc.	1,344	15,926
Merchants Bancorp	2,774	62,887
Mid-Southern Bancorp, Inc.	575	8,039
Northeast Community Bancorp, Inc. (x)	2,665	31,367
Northfield Bancorp, Inc.	7,796	101,582
NSTS Bancorp, Inc. (x)*	1,013	10,971
Oconee Federal Financial Corp.	206	4,553
Ocwen Financial Corp.*	1,631	44,689
OP Bancorp	2,315	24,284
PB Bankshares, Inc. (x)*	511	6,725
PCSB Financial Corp.	2,229	42,552
Pioneer Bancorp, Inc.*	1,869	18,316
Ponce Financial Group, Inc. (x)*	3,668	33,892
Provident Bancorp, Inc.	2,571	40,365
Provident Financial Holdings, Inc. (x)	1,175	17,425
Randolph Bancorp, Inc.	774	20,472
Rhinebeck Bancorp, Inc.*	714	6,704
Security National Financial Corp., Class A*	1,682	14,230
Southern Missouri Bancorp, Inc. (x)	1,418	64,179
Sterling Bancorp, Inc.*	2,580	14,706
TC Bancshares, Inc.	935	12,716
Territorial Bancorp, Inc.	1,299	27,084

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Texas Community Bancshares, Inc.*	546	$8,993
Timberland Bancorp, Inc.	1,362	34,050
TrustCo Bank Corp.	2,796	86,229
Velocity Financial, Inc. (x)*	1,373	15,089
Waterstone Financial, Inc.	3,588	61,175
Western New England Bancorp, Inc.	3,475	25,924
William Penn Bancorp (x)	2,540	29,718

		1,556,741

Total Financials		19,063,865

Health Care (26.2%)
Biotechnology (14.7%)
180 Life Sciences Corp. (x)*	6,277	5,324
2seventy bio, Inc. (x)*	6,665	87,978
4D Molecular Therapeutics, Inc.*	5,461	38,118
89bio, Inc.*	1,880	6,054
Aadi Bioscience, Inc. (x)*	2,581	31,798
Actinium Pharmaceuticals, Inc. (x)*	4,186	20,135
Acumen Pharmaceuticals, Inc.*	4,179	19,641
Acurx Pharmaceuticals, Inc. (x)*	1,508	5,715
Adagio Therapeutics, Inc.*	9,152	30,019
Adicet Bio, Inc. (x)*	4,853	70,854
ADMA Biologics, Inc. (x)*	33,133	65,603
Adverum Biotechnologies, Inc.*	16,767	20,120
Aeglea BioTherapeutics, Inc.*	7,883	3,982
Aerovate Therapeutics, Inc. (x)*	1,637	25,586
Affimed NV*	24,149	66,893
Agenus, Inc. (x)*	48,153	93,417
AgeX Therapeutics, Inc.*	392	226
AIM ImmunoTech, Inc. (x)*	9,870	7,699
Akero Therapeutics, Inc.*	5,000	47,250
Akouos, Inc.*	4,752	22,287
Albireo Pharma, Inc.*	3,017	59,918
Aldeyra Therapeutics, Inc.*	7,923	31,613
Alector, Inc.*	11,087	112,644
Aligos Therapeutics, Inc.*	3,952	4,782
Allakos, Inc.*	6,943	21,732
Allovir, Inc.*	5,537	21,594
Alpine Immune Sciences, Inc.*	2,785	23,700
Altimmune, Inc.*	7,306	85,480
ALX Oncology Holdings, Inc. (x)*	3,824	30,936
AnaptysBio, Inc. (x)*	3,613	73,344
Anavex Life Sciences Corp. (x)*	12,166	121,782
Anika Therapeutics, Inc.*	2,599	58,010
Anixa Biosciences, Inc. (x)*	5,290	16,187
Annexon, Inc.*	6,209	23,408
Annovis Bio, Inc. (x)*	1,001	11,351
Applied Genetic Technologies Corp. (x)*	8,128	6,259
Applied Molecular Transport, Inc.*	4,584	13,339
Applied Therapeutics, Inc.*	3,481	3,301
Aptinyx, Inc.*	8,738	4,875
AquaBounty Technologies, Inc.*	10,368	17,729
Aravive, Inc.*	3,116	3,078
Arbutus Biopharma Corp. (x)*	18,225	49,390
ARCA biopharma, Inc.*	3,131	7,796
Arcellx, Inc. (x)*	60,894	1,100,964
Arcturus Therapeutics Holdings, Inc. (x)*	4,073	64,109
Armata Pharmaceuticals, Inc. (x)*	1,996	7,764
Assembly Biosciences, Inc.*	8,408	17,657
Astria Therapeutics, Inc.*	882	2,646
Atara Biotherapeutics, Inc.*	16,364	127,476
Atossa Therapeutics, Inc.*	22,787	24,838
Atreca, Inc., Class A*	4,903	8,776
aTyr Pharma, Inc. (x)*	5,341	15,115
Aura Biosciences, Inc. (x)*	3,267	46,293
AVEO Pharmaceuticals, Inc. (x)*	4,903	32,164
Avid Bioservices, Inc.*	10,889	166,166
Avidity Biosciences, Inc.*	8,716	126,643
Avita Medical, Inc.*	3,847	18,273
Avrobio, Inc.*	7,510	6,909
Axcella Health, Inc. (x)*	3,927	7,972
Aziyo Biologics, Inc., Class A*	482	3,408
Beam Therapeutics, Inc. (x)*	9,407	364,145
BELLUS Health, Inc. (x)*	156,357	1,444,739
Beyondspring, Inc.*	4,390	6,322
BioAtla, Inc.*	5,471	15,592
Biomea Fusion, Inc.*	2,934	35,149
BioVie, Inc.*	508	737
Bioxcel Therapeutics, Inc. (x)*	3,511	46,345
Black Diamond Therapeutics, Inc.*	4,061	9,990
Bluebird Bio, Inc.*	12,755	52,806
Bolt Biotherapeutics, Inc.*	4,465	9,109
BrainStorm Cell Therapeutics, Inc.*	6,723	18,555
Brooklyn ImmunoTherapeutics, Inc.*	9,526	4,931
C4 Therapeutics, Inc. (x)*	7,499	56,542
Cabaletta Bio, Inc.*	4,321	4,580
Candel Therapeutics, Inc. (x)*	3,108	10,070
Capricor Therapeutics, Inc. (x)*	4,136	14,435
Cardiff Oncology, Inc.*	7,369	16,212
Caribou Biosciences, Inc.*	9,627	52,275
Catalyst Pharmaceuticals, Inc.*	17,081	119,738
Celcuity, Inc.*	1,871	17,026
Celldex Therapeutics, Inc.*	8,170	220,263
Cellectar Biosciences, Inc. (x)*	233	94
CEL-SCI Corp.*	6,017	27,076
Century Therapeutics, Inc. (x)*	3,590	30,156
Checkpoint Therapeutics, Inc. (x)*	12,547	12,923
ChemoCentryx, Inc.*	32,470	804,607
Chimerix, Inc.*	14,514	30,189
Chinook Therapeutics, Inc.*	7,787	136,195
Clene, Inc.*	3,826	9,641
Clovis Oncology, Inc. (x)*	22,464	40,435
Codiak Biosciences, Inc.*	3,106	8,945
Cogent Biosciences, Inc. (x)*	7,952	71,727
Coherus Biosciences, Inc.*	13,131	95,068
Compass Therapeutics, Inc.*	12,693	33,636
Concert Pharmaceuticals, Inc.*	6,019	25,340
ContraFect Corp. (x)*	6,861	21,063
Cortexyme, Inc.*	4,271	9,482
Corvus Pharmaceuticals, Inc.*	5,579	5,524
Crinetics Pharmaceuticals, Inc.*	9,287	173,203
CTI BioPharma Corp. (x)*	16,513	98,583
Cue Biopharma, Inc.*	6,122	15,244
Cullinan Oncology, Inc. (x)*	5,316	68,151
Curis, Inc.*	17,241	16,974
Cyteir Therapeutics, Inc.*	3,840	11,482
CytomX Therapeutics, Inc.*	10,137	18,551
Day One Biopharmaceuticals, Inc. (x)*	4,163	74,518
Decibel Therapeutics, Inc. (x)*	2,563	10,790
Deciphera Pharmaceuticals, Inc.*	8,031	105,608
DermTech, Inc.*	4,821	26,708

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Design Therapeutics, Inc.*	6,040	$84,560
DiaMedica Therapeutics, Inc. (x)*	3,940	7,959
Dyadic International, Inc. (x)*	3,878	11,828
Dynavax Technologies Corp. (x)*	20,813	262,036
Dyne Therapeutics, Inc. (x)*	5,647	38,795
Eagle Pharmaceuticals, Inc.*	1,849	82,151
Eiger BioPharmaceuticals, Inc.*	7,304	46,015
Eledon Pharmaceuticals, Inc.*	802	1,957
Elevation Oncology, Inc. (x)*	2,433	3,406
Eliem Therapeutics, Inc.*	1,365	4,122
Enochian Biosciences, Inc. (x)*	3,962	7,647
Entasis Therapeutics Holdings, Inc.*	2,179	4,794
Entrada Therapeutics, Inc.*	3,456	42,094
Equillium, Inc.*	2,605	5,314
Evelo Biosciences, Inc.*	5,843	12,329
Exagen, Inc.*	1,966	11,285
Fennec Pharmaceuticals, Inc.*	3,380	19,097
Finch Therapeutics Group, Inc.*	4,786	13,592
Foghorn Therapeutics, Inc. (x)*	3,518	47,845
Forma Therapeutics Holdings, Inc.*	6,448	44,427
Fortress Biotech, Inc.*	14,676	12,326
Frequency Therapeutics, Inc.*	6,251	9,376
G1 Therapeutics, Inc.*	6,908	34,125
Gain Therapeutics, Inc.*	2,186	7,870
Galectin Therapeutics, Inc. (x)*	4,539	5,946
Galera Therapeutics, Inc. (x)*	2,856	3,713
Gamida Cell Ltd.*	8,250	14,602
Gemini Therapeutics, Inc.*	4,122	6,966
Generation Bio Co.*	8,294	54,409
Genprex, Inc. (x)*	9,100	12,649
Geron Corp. (x)*	62,098	96,252
Gossamer Bio, Inc.*	11,228	93,978
Graphite Bio, Inc.*	3,969	10,915
Greenwich Lifesciences, Inc.*	769	6,513
Gritstone bio, Inc.*	12,720	30,782
GT Biopharma, Inc.*	5,775	17,267
Harpoon Therapeutics, Inc.*	3,494	6,674
HCW Biologics, Inc. (x)*	3,382	7,440
Heron Therapeutics, Inc. (x)*	18,347	51,188
HilleVax, Inc. (x)*	2,310	25,248
Homology Medicines, Inc.*	8,191	16,136
Hookipa Pharma, Inc.*	8,433	13,746
Humacyte, Inc. (x)*	3,146	10,099
Humanigen, Inc.*	9,696	17,162
Icosavax, Inc. (x)*	3,963	22,708
Ideaya Biosciences, Inc. (x)*	6,059	83,614
IGM Biosciences, Inc. (x)*	1,784	32,165
Imago Biosciences, Inc. (x)*	4,691	62,812
ImmuCell Corp.*	1,094	9,507
Immuneering Corp., Class A*	3,847	20,812
Immunic, Inc.*	3,653	12,676
ImmunoGen, Inc.*	38,276	172,242
Immunome, Inc. (x)*	1,622	5,207
Immunovant, Inc.*	7,140	27,846
Impel Pharmaceuticals, Inc.*	1,076	10,028
IN8bio, Inc. (x)*	671	1,631
Inhibrx, Inc. (x)*	4,991	56,648
Inmune Bio, Inc. (x)*	1,691	14,948
Inovio Pharmaceuticals, Inc. (x)*	39,187	67,793
Inozyme Pharma, Inc.*	2,724	12,993
Insmed, Inc. (x)*	23,031	454,171
Intercept Pharmaceuticals, Inc. (x)*	4,360	60,212
iTeos Therapeutics, Inc.*	4,201	86,541
Janux Therapeutics, Inc.*	3,059	37,350
Jasper Therapeutics, Inc. (x)*	3,527	6,807
Jounce Therapeutics, Inc.*	6,551	19,850
KalVista Pharmaceuticals, Inc.*	4,499	44,270
Karuna Therapeutics, Inc.*	6,725	850,780
Karyopharm Therapeutics, Inc. (x)*	13,028	58,756
Keros Therapeutics, Inc.*	2,954	81,619
Kezar Life Sciences, Inc. (x)*	8,291	68,567
Kiniksa Pharmaceuticals Ltd., Class A*	5,554	53,818
Kinnate Biopharma, Inc. (x)*	5,209	65,685
Kodiak Sciences, Inc.*	5,944	45,412
Kronos Bio, Inc.*	7,253	26,401
Krystal Biotech, Inc.*	26,734	1,755,354
La Jolla Pharmaceutical Co. (x)*	1,967	6,275
Lantern Pharma, Inc. (x)*	1,310	7,480
Larimar Therapeutics, Inc.*	2,145	4,204
Leap Therapeutics, Inc. (x)*	11,719	13,477
Lexicon Pharmaceuticals, Inc. (x)*	13,902	25,858
Lineage Cell Therapeutics, Inc.*	21,065	33,283
Longeveron, Inc. (x)*	830	4,922
Lumos Pharma, Inc. (x)*	1,248	9,610
MacroGenics, Inc.*	10,746	31,701
Magenta Therapeutics, Inc.*	5,703	6,844
MannKind Corp. (x)*	44,371	169,053
MediciNova, Inc. (x)*	8,924	22,578
MeiraGTx Holdings plc*	5,387	40,780
Merrimack Pharmaceuticals, Inc. (x)*	1,383	8,229
Mersana Therapeutics, Inc.*	15,623	72,178
Merus NV (x)*	51,876	1,174,473
MiMedx Group, Inc. (x)*	20,115	69,799
MiNK Therapeutics, Inc.*	401	565
Mirum Pharmaceuticals, Inc. (x)*	2,832	55,111
Molecular Templates, Inc.*	7,146	6,514
Moleculin Biotech, Inc. (x)*	5,836	8,462
Monte Rosa Therapeutics, Inc. (x)*	5,112	49,433
Navidea Biopharmaceuticals, Inc.*	321	231
Neoleukin Therapeutics, Inc.*	6,893	7,100
NeuBase Therapeutics, Inc. (x)*	5,465	5,738
NexImmune, Inc.*	3,426	5,516
NextCure, Inc.*	3,646	17,136
NightHawk Biosciences, Inc. (x)*	4,585	11,692
Nkarta, Inc. (x)*	46,781	576,342
Nurix Therapeutics, Inc.*	7,904	100,144
Nuvalent, Inc., Class A (x)*	3,017	40,910
Nuvectis Pharma, Inc. (x)*	647	7,246
Nymox Pharmaceutical Corp. (x)*	9,318	4,053
Ocugen, Inc.*	38,159	86,621
Olema Pharmaceuticals, Inc.*	5,024	20,448
Omega Therapeutics, Inc.*	2,855	10,849
Oncocyte Corp.*	16,861	15,170
Oncternal Therapeutics, Inc.*	8,414	9,340
Orgenesis, Inc. (x)*	4,554	11,021
ORIC Pharmaceuticals, Inc.*	6,297	28,211
Outlook Therapeutics, Inc. (x)*	22,632	23,085
Ovid therapeutics, Inc. (x)*	10,941	23,523
Oyster Point Pharma, Inc.*	2,165	9,374
Pardes Biosciences, Inc.*	5,051	15,507
Passage Bio, Inc.*	7,658	18,073
PDS Biotechnology Corp. (x)*	3,881	14,166

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
PepGen, Inc.*	1,485	$14,746
PhaseBio Pharmaceuticals, Inc.*	6,440	3,863
Pieris Pharmaceuticals, Inc. (x)*	11,323	21,174
PMV Pharmaceuticals, Inc. (x)*	6,566	93,565
Point Biopharma Global, Inc. (x)*	13,202	89,906
Portage Biotech, Inc.*	942	6,575
Poseida Therapeutics, Inc.*	5,585	14,409
Praxis Precision Medicines, Inc.*	6,745	16,525
Precigen, Inc.*	17,994	24,112
Precision BioSciences, Inc.*	10,051	16,082
Prelude Therapeutics, Inc.*	2,017	10,529
Prometheus Biosciences, Inc. (x)*	5,217	147,276
Protagonist Therapeutics, Inc.*	8,198	64,846
Protalix BioTherapeutics, Inc. (x)*	8,302	9,049
Protara Therapeutics, Inc.*	2,111	6,185
Prothena Corp. plc*	6,325	171,724
Puma Biotechnology, Inc.*	6,207	17,690
Pyxis Oncology, Inc.*	5,297	12,607
Radius Health, Inc.*	8,331	86,392
Rallybio Corp. (x)*	2,844	21,472
RAPT Therapeutics, Inc. (x)*	4,635	84,589
Reneo Pharmaceuticals, Inc.*	1,731	4,587
Renovacor, Inc.*	2,529	5,128
Replimune Group, Inc.*	5,378	94,007
Rezolute, Inc. (x)*	5,188	16,757
Rhythm Pharmaceuticals, Inc.*	8,148	33,814
Rigel Pharmaceuticals, Inc. (x)*	29,235	33,036
Rocket Pharmaceuticals, Inc. (x)*	37,354	513,991
Rubius Therapeutics, Inc.*	8,400	7,146
SAB Biotherapeutics, Inc.*	4,054	5,878
Sangamo Therapeutics, Inc.*	21,353	88,401
Savara, Inc. (x)*	11,698	17,781
Scholar Rock Holding Corp.*	4,753	26,094
SELLAS Life Sciences Group, Inc. (x)*	3,201	7,138
Sensei Biotherapeutics, Inc.*	1,557	3,534
Sera Prognostics, Inc., Class A*	1,612	2,644
Seres Therapeutics, Inc.*	12,561	43,084
Shattuck Labs, Inc.*	5,985	24,299
Sierra Oncology, Inc. (x)*	2,641	145,229
Sigilon Therapeutics, Inc.*	2,867	2,380
Silverback Therapeutics, Inc.*	4,011	17,007
Sorrento Therapeutics, Inc. (x)*	67,782	136,242
Spero Therapeutics, Inc.*	4,787	3,547
Spruce Biosciences, Inc.*	1,810	3,149
SQZ Biotechnologies Co.*	4,429	14,084
Stoke Therapeutics, Inc.*	4,001	52,853
Summit Therapeutics, Inc.*	5,155	5,155
Surface Oncology, Inc.*	6,989	11,462
Surrozen, Inc. (x)*	4,943	14,532
Sutro Biopharma, Inc.*	7,218	37,606
Synaptogenix, Inc.*	1,201	6,077
Syndax Pharmaceuticals, Inc. (x)*	44,478	855,757
Synlogic, Inc. (x)*	8,128	9,347
Syros Pharmaceuticals, Inc.*	11,235	10,816
Talaris Therapeutics, Inc. (x)*	4,171	18,811
Tango Therapeutics, Inc. (x)*	8,314	37,662
Taysha Gene Therapies, Inc.*	4,506	16,762
TCR2 Therapeutics, Inc.*	5,751	16,678
Tenaya Therapeutics, Inc. (x)*	4,898	27,576
Tracon Pharmaceuticals, Inc. (x)*	2,599	5,198
TransCode Therapeutics, Inc. (x)*	1,385	1,745
TScan Therapeutics, Inc.*	2,940	9,246
Tyra Biosciences, Inc. (x)*	2,413	17,253
UNITY Biotechnology, Inc.*	7,493	4,222
UroGen Pharma Ltd.*	3,130	25,635
Vaccinex, Inc. (x)*	3,532	3,815
Vanda Pharmaceuticals, Inc.*	9,896	107,866
Vaxart, Inc. (x)*	22,077	77,269
VBI Vaccines, Inc. (x)*	31,034	25,091
Vera Therapeutics, Inc. (x)*	2,378	32,365
Verastem, Inc. (x)*	34,213	39,687
Verve Therapeutics, Inc. (x)*	6,585	100,619
Vigil Neuroscience, Inc.*	1,314	3,390
Viking Therapeutics, Inc.*	11,192	32,345
Vincerx Pharma, Inc.*	3,193	4,215
Viracta Therapeutics, Inc.*	4,830	18,740
Viridian Therapeutics, Inc. (x)*	4,601	53,234
Virios Therapeutics, Inc. (x)*	1,339	5,664
VistaGen Therapeutics, Inc.*	33,603	29,571
Vor BioPharma, Inc.*	3,697	18,374
Voyager Therapeutics, Inc. (x)*	5,079	30,017
Werewolf Therapeutics, Inc.*	1,096	4,483
X4 Pharmaceuticals, Inc.*	4,959	4,785
XBiotech, Inc.	2,911	16,389
Xenon Pharmaceuticals, Inc.*	54,799	1,666,986
Xilio Therapeutics, Inc.*	3,655	10,673
XOMA Corp.*	1,172	26,112
Y-mAbs Therapeutics, Inc.*	6,545	99,026

		22,055,159

Health Care Equipment & Supplies (6.8%)
Accelerate Diagnostics, Inc.*	6,320	6,274
Accuray, Inc. (x)*	15,254	29,898
Alphatec Holdings, Inc.*	12,564	82,169
AngioDynamics, Inc.*	6,635	128,387
Apollo Endosurgery, Inc.*	5,632	20,557
Apyx Medical Corp.*	5,222	30,601
Artivion, Inc. (x)*	6,943	131,084
Axogen, Inc.*	7,228	59,197
Axonics, Inc.*	21,776	1,234,046
Beyond Air, Inc. (x)*	4,564	30,533
BioLife Solutions, Inc.*	6,009	82,984
Biomerica, Inc. (x)*	1,901	5,494
Bioventus, Inc., Class A (x)*	5,583	38,076
Butterfly Network, Inc. (x)*	23,696	72,747
Cardiovascular Systems, Inc.*	7,082	101,697
ClearPoint Neuro, Inc.*	3,709	48,402
Co-Diagnostics, Inc. (x)*	6,241	35,012
Cutera, Inc.*	2,958	110,925
CVRx, Inc.*	1,447	8,696
CytoSorbents Corp.*	7,853	17,198
DarioHealth Corp.*	3,539	21,729
Delcath Systems, Inc. (x)*	1,107	4,417
Eargo, Inc.*	5,380	4,045
Electromed, Inc.*	1,354	13,053
enVVeno Medical Corp. (x)*	1,747	6,604
Figs, Inc., Class A*	46,091	419,889
FONAR Corp.*	985	14,962
Hyperfine, Inc.*	2,895	6,456
Inogen, Inc.*	4,098	99,090
Invacare Corp.*	6,597	8,444
iRadimed Corp.	1,232	41,814

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
IRIDEX Corp.*	2,651	$6,813
Kewaunee Scientific Corp.*	471	7,786
Lantheus Holdings, Inc.*	22,057	1,456,424
LeMaitre Vascular, Inc.	3,474	158,241
LENSAR, Inc.*	1,911	12,441
Lucid Diagnostics, Inc.*	1,145	2,588
Lucira Health, Inc. (x)*	3,087	5,742
Meridian Bioscience, Inc.*	7,664	233,139
Microbot Medical, Inc.*	1,292	6,628
Milestone Scientific, Inc. (x)*	9,564	8,756
Minerva Surgical, Inc. (x)*	1,366	3,210
Modular Medical, Inc.*	986	5,107
Nano-X Imaging Ltd. (x)*	7,494	84,682
Natus Medical, Inc.*	6,139	201,175
Nemaura Medical, Inc. (x)*	2,324	5,996
Neuronetics, Inc.*	4,807	15,430
NeuroPace, Inc.*	1,447	7,163
OraSure Technologies, Inc.*	12,499	33,872
Orthofix Medical, Inc.*	3,453	81,284
OrthoPediatrics Corp.*	29,818	1,286,647
Owlet, Inc. (x)*	2,936	4,991
PAVmed, Inc.*	13,998	13,084
PROCEPT BioRobotics Corp. (x)*	10,851	354,719
Pro-Dex, Inc. (x)*	456	7,351
Pulmonx Corp. (x)*	26,729	393,451
Pulse Biosciences, Inc.*	2,632	4,027
Repro-Med Systems, Inc. (x)*	5,593	14,150
Retractable Technologies, Inc.*	3,318	12,708
ReWalk Robotics Ltd. (x)*	8,864	8,332
RxSight, Inc. (x)*	3,488	49,111
Sanara Medtech, Inc. (x)*	630	13,142
SeaSpine Holdings Corp.*	6,406	36,194
Second Sight Medical Products, Inc. (x)*	3,639	7,387
Semler Scientific, Inc.*	839	23,643
Senseonics Holdings, Inc. (x)*	79,558	81,945
Sensus Healthcare, Inc.*	2,579	19,807
Shockwave Medical, Inc.*	3,397	649,404
SI-BONE, Inc.*	33,826	446,503
Sientra, Inc.*	11,249	9,423
Sight Sciences, Inc. (x)*	3,839	34,513
Sonendo, Inc. (x)*	1,348	2,319
Stereotaxis, Inc.*	9,785	18,004
Strata Skin Sciences, Inc. (x)*	4,539	4,362
Surmodics, Inc.*	2,430	90,469
Tactile Systems Technology, Inc.*	3,457	25,236
Tela Bio, Inc. (x)*	582	4,138
TransMedics Group, Inc.*	4,792	150,708
Treace Medical Concepts, Inc. (x)*	56,089	804,316
UFP Technologies, Inc.*	1,218	96,916
Utah Medical Products, Inc.	605	51,969
Vapotherm, Inc.*	4,583	11,595
Venus Concept, Inc. (x)*	4,469	2,073
Vicarious Surgical, Inc. (x)*	9,765	28,709
ViewRay, Inc.*	26,394	69,944
VolitionRX Ltd. (x)*	7,231	14,824
Zimvie, Inc.*	3,710	59,397
Zynex, Inc. (x)	4,251	33,923

		10,190,391

Health Care Providers & Services (0.9%)
Accolade, Inc.*	10,411	77,041
AirSculpt Technologies, Inc. (x)*	2,207	13,087
Akumin, Inc. (x)*	11,355	6,808
ATI Physical Therapy, Inc. (x)*	13,337	18,805
Aveanna Healthcare Holdings, Inc.*	7,938	17,940
Biodesix, Inc.*	2,584	4,238
CareMax, Inc. (x)*	10,632	38,594
Castle Biosciences, Inc.*	4,162	91,356
Cross Country Healthcare, Inc.*	6,525	135,916
Cryo-Cell International, Inc. (x)*	895	5,280
DocGo, Inc. (x)*	14,356	102,502
Enzo Biochem, Inc. (x)*	7,164	14,829
Five Star Senior Living, Inc. (x)*	3,688	4,426
Great Elm Group, Inc.*	3,472	7,465
Hanger, Inc.*	6,749	96,646
Hims & Hers Health, Inc. (x)*	21,637	98,016
InfuSystem Holdings, Inc.*	2,955	28,457
Joint Corp. (The)*	2,327	35,626
Novo Integrated Sciences, Inc. (x)*	2,292	4,286
Oncology Institute, Inc. (The) (x)*	3,348	16,941
Pennant Group, Inc. (The)*	4,653	59,605
PetIQ, Inc.*	4,883	81,986
Psychemedics Corp. (x)	1,086	6,885
Quipt Home Medical Corp.*	5,777	26,401
RadNet, Inc.*	8,908	153,930
Sema4 Holdings Corp. (x)*	28,185	35,513
Sharps Compliance Corp.*	3,524	10,290
Sonida Senior Living, Inc.*	618	12,978
Talkspace, Inc. (x)*	21,153	35,960
Viemed Healthcare, Inc.*	5,956	32,043
Vivos Therapeutics, Inc. (x)*	3,409	4,398

		1,278,248

Health Care Technology (0.3%)
Augmedix, Inc. (x)*	2,959	5,326
Babylon Holdings Ltd., Class A*	19,413	18,982
Biotricity, Inc. (x)*	4,810	8,514
CareCloud, Inc.*	1,926	6,597
Computer Programs and Systems, Inc.*	2,543	81,300
Convey Health Solutions Holdings, Inc. (x)*	2,570	26,728
Forian, Inc.*	2,642	11,598
HealthStream, Inc.*	4,309	93,548
iCAD, Inc.*	4,322	17,288
OptimizeRx Corp.*	3,153	86,361
Sharecare, Inc. (x)*	10,940	17,285
Simulations Plus, Inc. (x)	2,784	137,335
Streamline Health Solutions, Inc. (x)*	5,876	7,462
Tabula Rasa HealthCare, Inc.*	4,305	11,064

		529,388

Life Sciences Tools & Services (0.6%)
Absci Corp. (x)*	9,390	31,175
Akoya Biosciences, Inc. (x)*	2,626	33,744
Alpha Teknova, Inc. (x)*	1,342	11,273
Berkeley Lights, Inc.*	9,956	49,481
Bionano Genomics, Inc. (x)*	52,043	71,819
Champions Oncology, Inc. (x)*	1,456	11,779
ChromaDex Corp.*	8,957	14,958
Codex DNA, Inc.*	1,827	3,289

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Codexis, Inc.*	10,913	$114,150
Harvard Bioscience, Inc.*	6,428	23,141
Inotiv, Inc. (x)*	3,104	29,798
IsoPlexis Corp.*	1,610	3,478
MaxCyte, Inc. (x)*	15,511	73,367
Miromatrix Medical, Inc. (x)*	2,508	10,007
Nautilus Biotechnology, Inc.*	8,498	22,860
Personalis, Inc.*	7,015	24,202
Quantum-Si, Inc.*	16,283	37,777
Rapid Micro Biosystems, Inc., Class A*	3,205	13,781
Science 37 Holdings, Inc.*	11,099	22,309
Seer, Inc. (x)*	9,197	82,313
Singular Genomics Systems, Inc. (x)*	9,439	36,057
SomaLogic, Inc. (x)*	30,389	137,358
Standard BioTools, Inc.*	12,317	19,707

		877,823

Pharmaceuticals (2.9%)
Acer Therapeutics, Inc. (x)*	1,932	2,434
Aclaris Therapeutics, Inc.*	10,666	148,897
Adial Pharmaceuticals, Inc. (x)*	2,336	3,130
Aerie Pharmaceuticals, Inc.*	8,409	63,068
Alimera Sciences, Inc.*	1,339	7,324
Amylyx Pharmaceuticals, Inc. (x)*	1,903	36,652
AN2 Therapeutics, Inc. (x)*	827	6,409
Anebulo Pharmaceuticals, Inc. (x)*	602	3,130
Angion Biomedica Corp.*	4,203	4,791
ANI Pharmaceuticals, Inc.*	2,162	64,147
Aquestive Therapeutics, Inc.*	4,989	3,192
Assertio Holdings, Inc. (x)*	8,037	23,709
Atea Pharmaceuticals, Inc.*	13,603	96,581
Athira Pharma, Inc.*	6,594	20,112
Biofrontera, Inc. (x)*	677	1,259
Cara Therapeutics, Inc.*	7,986	72,912
CinCor Pharma, Inc. (x)*	2,306	43,445
Citius Pharmaceuticals, Inc.*	23,858	21,949
Clearside Biomedical, Inc.*	9,197	13,520
Clever Leaves Holdings, Inc. (x)*	4,144	4,044
Cognition Therapeutics, Inc. (x)*	693	1,476
Collegium Pharmaceutical, Inc.*	6,056	107,312
CorMedix, Inc.*	7,396	29,732
Cumberland Pharmaceuticals, Inc. (x)*	1,260	2,615
Cymabay Therapeutics, Inc.*	14,711	43,397
Dare Bioscience, Inc. (x)*	14,808	18,214
DICE Therapeutics, Inc. (x)*	5,062	78,562
Edgewise Therapeutics, Inc. (x)*	5,299	42,180
Endo International plc (x)*	41,767	19,451
Esperion Therapeutics, Inc. (x)*	10,607	67,461
Eton Pharmaceuticals, Inc. (x)*	4,171	10,928
Evolus, Inc.*	6,119	70,980
Eyenovia, Inc. (x)*	3,490	6,806
EyePoint Pharmaceuticals, Inc. (x)*	4,313	33,943
Fulcrum Therapeutics, Inc. (x)*	5,339	26,161
Harrow Health, Inc. (x)*	3,918	28,523
Hepion Pharmaceuticals, Inc. (x)*	9,433	5,400
Ikena Oncology, Inc.*	4,132	18,305
IMARA, Inc. (x)*	1,574	1,920
Intra-Cellular Therapies, Inc.*	26,572	1,516,730
Journey Medical Corp. (x)*	682	2,551
KemPharm, Inc.*	5,899	26,310
Landos Biopharma, Inc.*	1,001	729
Lipocine, Inc. (x)*	17,415	13,949
Liquidia Corp. (x)*	8,508	37,095
Longboard Pharmaceuticals, Inc.*	1,207	3,730
Lyra Therapeutics, Inc.*	2,924	16,521
Marinus Pharmaceuticals, Inc.*	6,335	30,661
MediWound Ltd.*	3,287	6,048
MyMD Pharmaceuticals, Inc. (x)*	7,288	15,815
Novan, Inc. (x)*	3,652	8,509
Nutriband, Inc.*	276	1,134
Ocular Therapeutix, Inc.*	13,737	55,223
Ocuphire Pharma, Inc.*	2,333	4,479
Omeros Corp.*	10,822	29,761
Opiant Pharmaceuticals, Inc. (x)*	971	11,642
Optinose, Inc. (x)*	9,874	36,139
Oramed Pharmaceuticals, Inc.*	6,267	28,703
Otonomy, Inc.*	9,680	20,134
Paratek Pharmaceuticals, Inc.*	9,616	18,559
Phathom Pharmaceuticals, Inc. (x)*	4,106	34,655
Phibro Animal Health Corp., Class A	3,636	69,557
Pliant Therapeutics, Inc. (x)*	39,259	314,465
PLx Pharma, Inc. (x)*	5,200	12,636
Processa Pharmaceuticals, Inc. (x)*	2,103	5,909
ProPhase Labs, Inc. (x)	2,290	29,037
Provention Bio, Inc. (x)*	9,894	39,576
Rain Therapeutics, Inc.*	1,215	6,755
Relmada Therapeutics, Inc.*	4,719	89,614
RVL Pharmaceuticals plc (x)*	7,941	10,800
Satsuma Pharmaceuticals, Inc.*	4,065	16,829
scPharmaceuticals, Inc.*	2,646	12,754
SCYNEXIS, Inc. (x)*	4,621	8,595
SIGA Technologies, Inc. (x)	8,397	97,237
Societal CDMO, Inc. (x)*	7,884	6,268
Tarsus Pharmaceuticals, Inc. (x)*	3,232	47,187
Terns Pharmaceuticals, Inc.*	2,637	6,540
TFF Pharmaceuticals, Inc. (x)*	3,136	17,718
Theravance Biopharma, Inc.*	11,478	103,991
Theseus Pharmaceuticals, Inc. (x)*	3,104	17,165
Trevi Therapeutics, Inc. (x)*	4,428	12,443
Tricida, Inc. (x)*	5,814	56,280
Ventyx Biosciences, Inc. (x)*	3,996	48,871
Verrica Pharmaceuticals, Inc.*	2,602	4,996
WaVe Life Sciences Ltd.*	8,386	27,255
Xeris Biopharma Holdings, Inc. (x)*	23,770	36,606
Zynerba Pharmaceuticals, Inc. (x)*	7,701	8,779

		4,281,011

Total Health Care		39,212,020

Industrials (13.5%)
Aerospace & Defense (1.5%)
AAR Corp.*	12,591	526,807
AeroVironment, Inc.*	12,719	1,045,502
AerSale Corp.*	2,784	40,396
Archer Aviation, Inc., Class A (x)*	22,196	68,364
Astra Space, Inc. (x)*	25,653	33,349
Astronics Corp.*	4,508	45,846
Astrotech Corp. (x)*	809	348
Byrna Technologies, Inc.*	2,553	21,930
Cadre Holdings, Inc. (x)	2,945	57,928
Ducommun, Inc.*	1,973	84,918
Innovative Solutions and Support, Inc.*	1,998	14,386
Momentus, Inc. (x)*	9,718	20,991

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
National Presto Industries, Inc.	914	$59,995
Park Aerospace Corp.	3,493	44,571
Redwire Corp. (x)*	3,450	10,488
Terran Orbital Corp. (x)*	4,270	19,556
Vectrus, Inc.*	2,053	68,693
VirTra, Inc. (x)*	1,465	7,208

		2,171,276

Air Freight & Logistics (0.6%)
Air T, Inc.*	285	4,691
Atlas Air Worldwide Holdings, Inc.*	13,133	810,437
Radiant Logistics, Inc.*	6,756	50,130

		865,258

Airlines (0.1%)
Blade Air Mobility, Inc. (x)*	10,006	44,627
Mesa Air Group, Inc.*	6,868	15,041
Wheels Up Experience, Inc. (x)*	28,377	55,335

		115,003

Building Products (0.2%)
Aeroclean Technologies, Inc.*	452	5,921
Alpha Pro Tech Ltd. (x)*	2,192	9,776
Caesarstone Ltd.	3,971	36,255
Insteel Industries, Inc.	3,337	112,357
Quanex Building Products Corp.	5,903	134,293
View, Inc. (x)*	19,935	32,295

		330,897

Commercial Services & Supplies (1.4%)
ACCO Brands Corp.	16,877	110,207
Acme United Corp. (x)	433	13,713
Aqua Metals, Inc. (x)*	12,830	10,387
ARC Document Solutions, Inc.	6,964	18,315
Aris Water Solution, Inc., Class A	3,780	63,051
CECO Environmental Corp.*	5,353	32,011
Charah Solutions, Inc. (x)*	2,848	10,652
CompX International, Inc.	328	7,606
Ennis, Inc.	4,531	91,662
Fuel Tech, Inc. (x)*	4,837	5,998
GEO Group, Inc. (The) (REIT) (x)*	21,215	140,019
Harsco Corp.*	14,004	99,569
Heritage-Crystal Clean, Inc.*	2,796	75,380
Interface, Inc.	10,443	130,955
Kimball International, Inc., Class B	6,447	49,449
Montrose Environmental Group, Inc.*	24,133	814,730
NL Industries, Inc.	1,598	15,772
Odyssey Marine Exploration, Inc. (x)*	2,518	8,586
Performant Financial Corp.*	11,963	31,463
Perma-Fix Environmental Services, Inc.*	2,386	12,383
Quad/Graphics, Inc. (x)*	5,394	14,834
Quest Resource Holding Corp.*	3,067	12,544
SP Plus Corp.*	4,138	127,119
Team, Inc.*	5,613	4,172
Viad Corp.*	3,623	100,031
Virco Mfg. Corp.*	2,233	8,597
VSE Corp.	1,890	71,026

		2,080,231

Construction & Engineering (1.9%)
Ameresco, Inc., Class A*	25,444	1,159,229
Argan, Inc.	2,498	93,225
Bowman Consulting Group Ltd. (x)*	1,685	20,793
Concrete Pumping Holdings, Inc. (x)*	4,994	30,264
Great Lakes Dredge & Dock Corp.*	11,652	152,758
IES Holdings, Inc.*	1,537	46,371
Infrastructure and Energy Alternatives, Inc.*	5,323	42,744
INNOVATE Corp.*	6,560	11,349
iSun, Inc.*	1,485	4,826
Limbach Holdings, Inc.*	1,791	9,564
Matrix Service Co.*	4,321	21,864
Northwest Pipe Co.*	1,742	52,155
NV5 Global, Inc.*	9,059	1,057,548
Orbital Energy Group, Inc. (x)*	14,904	9,386
Orion Group Holdings, Inc.*	5,510	12,563
Sterling Infrastructure, Inc.*	5,221	114,444
Tutor Perini Corp.*	7,499	65,841
Williams Industrial Services Group, Inc.*	3,358	4,668

		2,909,592

Electrical Equipment (0.5%)
Advent Technologies Holdings, Inc.*	6,472	16,310
Allied Motion Technologies, Inc.	2,167	49,494
American Superconductor Corp.*	4,480	23,206
Babcock & Wilcox Enterprises, Inc. (x)*	10,780	65,003
Beam Global*	1,703	26,431
Blink Charging Co. (x)*	6,586	108,867
Broadwind, Inc. (x)*	3,540	5,806
Capstone Green Energy Corp. (x)*	3,243	8,010
Energous Corp. (x)*	13,955	13,955
Eos Energy Enterprises, Inc.*	5,107	6,180
Espey Mfg. & Electronics Corp.*	81	1,153
ESS Tech, Inc. (x)*	14,381	40,411
Flux Power Holdings, Inc. (x)*	1,578	3,787
FTC Solar, Inc. (x)*	7,073	25,604
Heliogen, Inc. (x)*	3,410	7,195
Ideal Power, Inc. (x)*	1,220	14,933
KULR Technology Group, Inc. (x)*	11,651	18,059
LSI Industries, Inc.	4,234	26,124
Nuvve Holding Corp. (x)*	468	2,190
Ocean Power Technologies, Inc. (x)*	9,808	5,532
Orion Energy Systems, Inc. (x)*	5,501	11,057
Pioneer Power Solutions, Inc. (x)*	706	2,026
Polar Power, Inc. (x)*	1,469	3,981
Powell Industries, Inc.	1,597	37,322
Preformed Line Products Co.	446	27,429
Romeo Power, Inc.*	21,106	9,470
Sunworks, Inc. (x)*	6,090	9,622
Thermon Group Holdings, Inc.*	5,905	82,965
TPI Composites, Inc. (x)*	6,522	81,525
Ultralife Corp.*	1,878	8,545
Westwater Resources, Inc.*	6,486	7,005

		749,197

Machinery (2.4%)
Agrify Corp. (x)*	3,723	7,334
Berkshire Grey, Inc.*	8,702	12,618
Blue Bird Corp.*	2,968	27,335

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
CIRCOR International, Inc.*	3,286	$53,858
Columbus McKinnon Corp.	4,995	141,708
Commercial Vehicle Group, Inc.*	5,475	31,974
Douglas Dynamics, Inc.	4,009	115,219
Eastern Co. (The)	832	16,923
Energy Recovery, Inc.*	9,949	193,210
Evoqua Water Technologies Corp.*	30,031	976,308
Fathom Digital Manufacturing C*	1,800	6,984
FreightCar America, Inc. (x)*	2,584	9,406
Gencor Industries, Inc.*	1,929	19,599
Graham Corp. (x)	1,930	13,356
Hurco Cos., Inc.	1,028	25,433
Hydrofarm Holdings Group, Inc. (x)*	7,784	27,088
Hyliion Holdings Corp. (x)*	23,658	76,179
Hyster-Yale Materials Handling, Inc.	1,932	62,249
Hyzon Motors, Inc. (x)*	15,653	46,020
L B Foster Co., Class A*	1,578	20,309
Lightning eMotors, Inc. (x)*	6,979	19,332
LS Starrett Co. (The), Class A*	1,123	7,883
Luxfer Holdings plc	4,982	75,328
Manitex International, Inc.*	2,820	18,302
Manitowoc Co., Inc. (The)*	6,187	65,149
Markforged Holding Corp.*	19,632	36,319
Mayville Engineering Co., Inc.*	1,903	14,729
Miller Industries, Inc.	1,976	44,796
NN, Inc.*	6,710	16,976
Park-Ohio Holdings Corp.	1,633	25,899
Perma-Pipe International Holdings, Inc.*	1,480	13,320
Proto Labs, Inc.*	15,892	760,273
REV Group, Inc.	6,210	67,503
Sarcos Technology and Robotics Corp.*	13,527	35,982
Shyft Group, Inc. (The)	6,156	114,440
Titan International, Inc.*	9,123	137,757
Twin Disc, Inc.*	2,005	18,165
Urban-Gro, Inc. (x)*	1,510	7,308
Velo3D, Inc. (x)*	10,051	13,870
Wabash National Corp.	8,670	117,739
Xos, Inc. (x)*	9,756	17,951

		3,512,131

Marine (0.2%)
Eagle Bulk Shipping, Inc.	2,393	124,149
Eneti, Inc. (x)	4,080	25,051
Genco Shipping & Trading Ltd.	6,552	126,584
Navios Maritime Holdings, Inc.*	2,508	5,367
Pangaea Logistics Solutions Ltd.	6,362	32,319
Safe Bulkers, Inc.	12,557	47,968

		361,438

Professional Services (3.7%)
Atlas Technical Consultants, Inc. (x)*	3,210	16,885
Barrett Business Services, Inc.	1,282	93,419
BGSF, Inc. (x)	1,533	18,948
BlackSky Technology, Inc.*	14,769	34,116
CRA International, Inc.	1,274	113,794
DLH Holdings Corp.*	810	12,344
Forrester Research, Inc.*	15,636	748,026
Franklin Covey Co.*	2,244	103,628
Heidrick & Struggles International, Inc.	3,484	112,742
Hill International, Inc. (x)*	7,998	13,437
HireQuest, Inc.	968	13,639
Hudson Global, Inc.*	396	12,434
ICF International, Inc.	20,200	1,919,000
Kelly Services, Inc., Class A	6,270	124,334
Kforce, Inc.	21,548	1,321,754
Mastech Digital, Inc.*	811	12,052
Mistras Group, Inc.*	3,817	22,673
RCM Technologies, Inc.*	1,238	25,057
Red Violet, Inc. (x)*	1,519	28,922
Resources Connection, Inc.	5,661	115,315
Skillsoft Corp. (x)*	14,472	50,942
Spire Global, Inc. (x)*	22,298	25,866
Where Food Comes From, Inc. (x)	454	4,903
Willdan Group, Inc. (x)*	23,535	649,095

		5,593,325

Road & Rail (0.2%)
Bird Global, Inc., Class A (x)*	30,562	13,325
Covenant Logistics Group, Inc.	1,972	49,477
Daseke, Inc.*	7,176	45,855
PAM Transportation Services, Inc.*	1,176	32,211
Universal Logistics Holdings, Inc.	1,298	35,448
US Xpress Enterprises, Inc., Class A*	5,152	13,807
USA Truck, Inc.*	1,560	49,015
Yellow Corp.*	8,591	25,172

		264,310

Trading Companies & Distributors (0.8%)
Alta Equipment Group, Inc.*	3,753	33,664
BlueLinx Holdings, Inc.*	1,670	111,573
Distribution Solutions Group, Inc. (x)*	14,700	755,433
DXP Enterprises, Inc.*	2,715	83,160
EVI Industries, Inc.*	566	5,654
Hudson Technologies, Inc.*	7,537	56,603
Karat Packaging, Inc.*	909	15,508
Titan Machinery, Inc.*	3,607	80,833
Transcat, Inc.*	1,269	72,092
Willis Lease Finance Corp.*	556	20,839

		1,235,359

Total Industrials		20,188,017

Information Technology (17.7%)
Communications Equipment (2.1%)
Airspan Networks Holdings, Inc. (x)*	3,742	11,188
Applied Optoelectronics, Inc. (x)*	5,025	7,789
AudioCodes Ltd.	35,970	792,779
Aviat Networks, Inc.*	1,896	47,476
BK Technologies Corp.	1,186	3,143
CalAmp Corp.*	6,364	26,538
Calix, Inc.*	37,962	1,296,023
Cambium Networks Corp. (x)*	2,169	31,776
Casa Systems, Inc. (x)*	6,369	25,030
Clearfield, Inc.*	2,061	127,679
Comtech Telecommunications Corp.	4,613	41,840
Digi International, Inc.*	6,092	147,548
DZS, Inc.*	3,101	50,453
EMCORE Corp.*	5,756	17,671
Franklin Wireless Corp.*	2,045	6,605
Genasys, Inc.*	5,800	18,850
Harmonic, Inc.*	16,411	142,283
Inseego Corp. (x)*	14,226	26,887

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
KVH Industries, Inc.*	2,952	$25,682
Lantronix, Inc.*	4,263	22,935
NETGEAR, Inc.*	5,048	93,489
Network-1 Technologies, Inc.	2,781	6,674
Ondas Holdings, Inc. (x)*	6,220	33,526
PCTEL, Inc.*	3,419	13,984
Ribbon Communications, Inc.*	12,242	37,216
TESSCO Technologies, Inc.*	1,254	7,411

		3,062,475

Electronic Equipment, Instruments & Components (2.1%)
908 Devices, Inc.*	3,898	80,260
Aeva Technologies, Inc. (x)*	17,273	54,064
AEye, Inc. (x)*	4,709	8,994
Airgain, Inc.*	1,684	13,674
Akoustis Technologies, Inc.*	8,678	32,109
Arlo Technologies, Inc.*	15,163	95,072
Autoscope Technologies Corp.	640	3,494
Bel Fuse, Inc., Class B	1,937	30,140
ClearSign Technologies Corp. (x)*	4,760	5,760
Coda Octopus Group, Inc. (x)*	1,251	6,255
CPS Technologies Corp. (x)*	2,100	6,384
CTS Corp.	5,653	192,485
Daktronics, Inc.*	5,750	17,307
Digital Ally, Inc. (x)*	10,370	8,203
Evolv Technologies Holdings, Inc.*	14,986	39,863
FARO Technologies, Inc.*	3,261	100,537
Focus Universal, Inc. (x)*	3,156	36,042
Frequency Electronics, Inc.*	1,200	8,760
Identiv, Inc.*	3,934	45,556
Interlink Electronics, Inc. (x)*	127	1,064
Iteris, Inc.*	8,166	23,600
Key Tronic Corp.*	2,031	8,957
Kimball Electronics, Inc.*	4,274	85,907
LGL Group, Inc. (The)*	707	9,177
LightPath Technologies, Inc., Class A (x)*	4,964	6,106
Luna Innovations, Inc.*	5,274	30,747
MicroVision, Inc. (x)*	29,520	113,357
Napco Security Technologies, Inc.*	49,802	1,025,423
nLight, Inc.*	7,825	79,971
OSI Systems, Inc.*	6,307	538,870
Ouster, Inc. (x)*	24,344	39,437
Powerfleet, Inc.*	6,524	14,157
Red Cat Holdings, Inc. (x)*	6,006	12,252
Research Frontiers, Inc. (x)*	6,456	11,233
RF Industries Ltd.*	1,232	7,638
Richardson Electronics Ltd.	1,876	27,502
ScanSource, Inc.*	4,568	142,247
SigmaTron International, Inc. (x)*	729	5,147
SmartRent, Inc. (x)*	21,215	95,892
Sono-Tek Corp. (x)*	1,183	8,636
Velodyne Lidar, Inc.*	34,424	32,882
Vishay Precision Group, Inc.*	2,215	64,523
Wayside Technology Group, Inc.	765	25,429
Wireless Telecom Group, Inc.*	2,744	3,622
Wrap Technologies, Inc. (x)*	3,669	6,824

		3,205,559

IT Services (1.7%)
AgileThought, Inc.*	5,036	26,036
ALJ Regional Holdings, Inc.*	4,371	8,436
AvidXchange Holdings, Inc. (x)*	161,337	990,609
BM Technologies, Inc. (x)*	1,784	10,508
Brightcove, Inc.*	7,336	46,364
Cantaloupe, Inc.*	10,414	58,318
Cass Information Systems, Inc.	2,397	81,019
Cerberus Cyber Sentinel Corp. (x)*	8,143	29,315
Computer Task Group, Inc.*	2,627	22,487
Crexendo, Inc. (x)	1,473	4,566
CSP, Inc.*	844	7,680
DecisionPoint Systems, Inc. (x)*	1,145	4,580
Edgio, Inc.*	23,908	55,228
Glimpse Group, Inc. (The) (x)*	607	2,416
GreenBox POS*	3,634	3,816
Grid Dynamics Holdings, Inc.*	8,666	145,762
Hackett Group, Inc. (The)	4,818	91,397
I3 Verticals, Inc., Class A (x)*	3,928	98,279
IBEX Holdings Ltd.*	844	14,238
Information Services Group, Inc. (x)	6,286	42,493
Innodata, Inc.*	3,840	18,586
International Money Express, Inc.*	5,793	118,583
MoneyGram International, Inc.*	16,720	167,200
OMNIQ Corp.*	916	5,038
Paya Holdings, Inc.*	15,600	102,492
Paysign, Inc. (x)*	6,314	9,597
PFSweb, Inc. (x)*	2,780	32,693
Priority Technology Holdings, Inc. (x)*	3,194	10,540
Research Solutions, Inc. (x)*	3,604	6,379
ServiceSource International, Inc.*	15,871	23,330
StarTek, Inc.*	3,238	9,358
Steel Connect, Inc. (x)*	7,082	9,490
Tucows, Inc., Class A (x)*	1,766	78,605
Unisys Corp.*	11,807	142,038
Usio, Inc.*	2,468	5,997
WaveDancer, Inc.*	2,977	3,989
WidePoint Corp.*	1,810	4,326

		2,491,788

Semiconductors & Semiconductor Equipment (5.0%)
ACM Research, Inc., Class A*	8,548	143,863
Aehr Test Systems (x)*	3,921	29,408
Alpha & Omega Semiconductor Ltd.*	3,926	130,893
Amtech Systems, Inc.*	2,182	15,929
Atomera, Inc.*	3,502	32,849
AXT, Inc.*	7,234	42,391
CEVA, Inc.*	32,927	1,105,030
CVD Equipment Corp.*	975	3,851
CyberOptics Corp.*	1,278	44,653
Everspin Technologies, Inc. (x)*	3,134	16,422
GSI Technology, Inc. (x)*	3,501	12,078
Ichor Holdings Ltd.*	40,400	1,049,592
Impinj, Inc.*	29,381	1,723,783
indie Semiconductor, Inc., Class A (x)*	190,371	1,085,115
inTEST Corp.*	2,139	14,588
Kopin Corp.*	15,515	17,377
NeoPhotonics Corp.*	9,373	147,437
NVE Corp.	848	39,534
PDF Solutions, Inc.*	5,392	115,982
Peraso, Inc.*	2,660	5,107
Photronics, Inc.*	10,592	206,332
Pixelworks, Inc. (x)*	10,060	19,215
QuickLogic Corp. (x)*	2,379	20,174
Rambus, Inc.*	59,870	1,286,606

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Rigetti Computing, Inc. (x)*	5,715	$20,974
Rockley Photonics Holdings Ltd. (x)*	18,173	39,617
SkyWater Technology, Inc.*	1,542	9,283
SMART Global Holdings, Inc.*	8,758	143,368
Transphorm, Inc. (x)*	3,823	14,566

		7,536,017

Software (5.5%)
A10 Networks, Inc.	11,476	165,025
Agilysys, Inc.*	37,468	1,771,112
American Software, Inc., Class A	5,580	90,173
Arteris, Inc. (x)*	85,197	593,823
Asure Software, Inc.*	3,553	20,252
AudioEye, Inc. (x)*	1,414	8,498
Avaya Holdings Corp.*	14,883	33,338
AvePoint, Inc. (x)*	22,962	99,655
Aware, Inc.*	2,956	7,035
Benefitfocus, Inc. (x)*	4,222	32,847
Bit Digital, Inc. (x)*	14,091	18,459
Blend Labs, Inc., Class A (x)*	32,983	77,840
ChannelAdvisor Corp.*	5,355	78,076
Cipher Mining, Inc. (x)*	6,966	9,543
Cleanspark, Inc. (x)*	7,004	27,456
CoreCard Corp.*	1,217	29,707
Couchbase, Inc.*	4,724	77,568
CYNGN, Inc.*	728	837
DatChat, Inc. (x)*	2,957	3,194
Digimarc Corp. (x)*	2,331	32,960
eGain Corp.*	3,718	36,251
Greenidge Generation Holdings, Inc. (x)*	1,704	4,328
GSE Systems, Inc.*	3,847	4,809
GTY Technology Holdings, Inc.*	7,273	45,529
Intellicheck, Inc. (x)*	3,655	7,383
Intrusion, Inc. (x)*	3,445	13,470
Ipsidy, Inc. (x)*	3,853	7,475
IronNet, Inc.*	11,556	25,539
Issuer Direct Corp.*	594	15,123
JFrog Ltd. (x)*	59,684	1,257,542
Kaleyra, Inc.*	5,256	10,722
Kaltura, Inc.*	12,094	24,067
Latch, Inc.*	12,545	14,301
LiveVox Holdings, Inc. (x)*	3,965	6,582
Marin Software, Inc. (x)*	2,858	4,716
Mind CTI Ltd.	3,683	8,802
Mitek Systems, Inc.*	7,527	69,550
NetSol Technologies, Inc. (x)*	2,048	6,523
NextNav, Inc. (x)*	8,697	19,742
Olo, Inc., Class A (x)*	96,556	953,008
ON24, Inc.*	7,417	70,387
OneSpan, Inc.*	6,890	81,991
Park City Group, Inc. (x)*	2,473	10,881
Phunware, Inc. (x)*	16,656	17,989
Quantum Computing, Inc. (x)*	4,410	10,496
Qumu Corp.*	827	666
Rekor Systems, Inc.*	6,619	11,649
Rimini Street, Inc.*	8,046	48,356
Riskified Ltd., Class A*	82,197	364,955
SeaChange International, Inc. (x)*	8,056	4,864
ShotSpotter, Inc.*	1,518	40,849
Smith Micro Software, Inc.*	9,382	23,174
Soluna Holdings, Inc. (x)*	1,547	6,296
SRAX, Inc. (x)*	4,308	259
SRAX, Inc. (Nasdaq Stock Exchange) (x)*	2,865	9,512
Stronghold Digital Mining, Inc., Class A*	1,593	2,644
Synchronoss Technologies, Inc.*	12,239	14,075
Telos Corp.*	9,604	77,600
Terawulf, Inc. (x)*	3,811	4,573
Upland Software, Inc.*	5,194	75,417
UserTesting, Inc. (x)*	128,338	644,257
Veritone, Inc. (x)*	5,563	36,326
Viant Technology, Inc., Class A*	2,496	12,680
VirnetX Holding Corp.*	12,386	14,492
Weave Communications, Inc. (x)*	823	2,502
WM Technology, Inc. (x)*	12,795	42,096
Yext, Inc.*	21,423	102,402
Zuora, Inc., Class A*	90,414	809,205

		8,253,453

Technology Hardware, Storage & Peripherals (1.3%)
AstroNova, Inc.*	1,047	12,543
Avid Technology, Inc.*	63,773	1,654,909
Boxlight Corp., Class A (x)*	9,138	6,216
CompoSecure, Inc. (x)*	1,386	7,207
CPI Card Group, Inc.*	734	12,331
Diebold Nixdorf, Inc.*	13,026	29,569
Eastman Kodak Co. (x)*	10,190	47,282
Immersion Corp. (x)*	6,235	33,295
Intevac, Inc. (x)*	4,839	23,421
Movano, Inc. (x)*	4,011	9,586
One Stop Systems, Inc. (x)*	2,750	10,835
Quantum Corp.*	15,073	21,404
TransAct Technologies, Inc.*	1,756	7,094
Turtle Beach Corp.*	2,651	32,422

		1,908,114

Total Information Technology		26,457,406

Materials (2.1%)
Chemicals (0.7%)
Advanced Emissions Solutions, Inc.*	3,148	14,764
AdvanSix, Inc.	4,852	162,251
AgroFresh Solutions, Inc.*	6,077	10,878
American Vanguard Corp.	5,205	116,332
Aspen Aerogels, Inc.*	4,882	48,234
Core Molding Technologies, Inc.*	1,469	13,500
Danimer Scientific, Inc. (x)*	16,155	73,667
Flexible Solutions International, Inc.*	1,478	3,621
Flotek Industries, Inc.*	13,409	13,302
FutureFuel Corp.	4,607	33,539
Hawkins, Inc.	3,457	124,556
Intrepid Potash, Inc.*	1,961	88,813
Koppers Holdings, Inc.	3,664	82,953
Marrone Bio Innovations, Inc.*	14,964	17,358
Northern Technologies International Corp.	1,572	14,698
Origin Materials, Inc. (x)*	18,968	97,116
Rayonier Advanced Materials, Inc.*	10,482	27,463
Tredegar Corp.	4,668	46,680
Valhi, Inc.	358	16,232
Zymergen, Inc.*	10,278	12,642

		1,018,599

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Construction Materials (0.0%)†
Smith-Midland Corp. (x)*	785	$10,990
United States Lime & Minerals, Inc.	359	37,910

		48,900

Containers & Packaging (0.2%)
Cryptyde, Inc.*	3,272	6,643
Myers Industries, Inc.	6,470	147,063
Ranpak Holdings Corp.*	7,407	51,849

		205,555

Metals & Mining (1.0%)
5E Advanced Materials, Inc. (x)*	5,759	70,145
Ampco-Pittsburgh Corp. (x)*	3,046	11,788
Caledonia Mining Corp. plc (x)	2,040	22,338
Carpenter Technology Corp.	17,805	496,938
Comstock, Inc. (x)*	8,255	5,118
Dakota Gold Corp. (x)*	9,056	30,338
Friedman Industries, Inc.	1,278	10,403
Gatos Silver, Inc. (x)*	7,496	21,513
Gold Resource Corp. (x)	14,486	23,612
Haynes International, Inc.	2,180	71,439
Hycroft Mining Holding Corp. (x)*	26,912	29,872
Idaho Strategic Resources, Inc. (x)*	1,739	13,686
Olympic Steel, Inc.	1,643	42,307
Perpetua Resources Corp.*	6,223	20,598
Piedmont Lithium, Inc. (x)*	3,096	112,725
PolyMet Mining Corp.*	4,297	11,817
Ramaco Resources, Inc. (x)	3,867	50,851
Ryerson Holding Corp.	2,957	62,955
Schnitzer Steel Industries, Inc., Class A	4,622	151,786
SunCoke Energy, Inc.	14,858	101,183
Synalloy Corp.*	1,081	15,199
TimkenSteel Corp.*	8,271	154,750
Universal Stainless & Alloy Products, Inc.*	1,695	12,543
US Gold Corp.*	1,200	4,980

		1,548,884

Paper & Forest Products (0.2%)
Clearwater Paper Corp.*	2,981	100,251
Glatfelter Corp.	7,845	53,974
Neenah, Inc.	2,999	102,386

		256,611

Total Materials		3,078,549

Real Estate (2.1%)
Equity Real Estate Investment Trusts (REITs) (1.8%)
Alpine Income Property Trust, Inc. (REIT)	1,774	31,790
Ashford Hospitality Trust, Inc. (REIT) (x)*	6,133	36,675
Bluerock Residential Growth REIT, Inc. (REIT)	5,111	134,368
Braemar Hotels & Resorts, Inc. (REIT) (x)	12,461	53,458
BRT Apartments Corp. (REIT)	2,052	44,098
CatchMark Timber Trust, Inc. (REIT), Class A	8,734	87,864
CBL & Associates Properties, Inc. (REIT)*	4,747	111,507
Cedar Realty Trust, Inc. (REIT)	1,915	55,133
Chatham Lodging Trust (REIT)*	8,547	89,316
City Office REIT, Inc. (REIT)	7,612	98,575
Clipper Realty, Inc. (REIT) (x)	2,343	18,088
CorEnergy Infrastructure Trust, Inc. (REIT)	2,977	7,502
Creative Media & Community Trust Corp. (REIT)	2,469	17,530
CTO Realty Growth, Inc. (REIT)	1,038	63,443
Diversified Healthcare Trust (REIT)	42,408	77,183
Farmland Partners, Inc. (REIT)	8,164	112,663
Franklin Street Properties Corp. (REIT)	17,606	73,417
Gladstone Commercial Corp. (REIT)	6,828	128,640
Gladstone Land Corp. (REIT)	5,746	127,331
Global Medical REIT, Inc. (REIT)	10,881	122,194
Global Self Storage, Inc. (REIT)	2,104	11,846
Hersha Hospitality Trust (REIT)*	5,600	54,936
Indus Realty Trust, Inc. (REIT) (x)	952	56,511
Modiv, Inc. (REIT), Class C (x)	1,311	23,178
NETSTREIT Corp. (REIT)	8,581	161,923
New York City REIT, Inc. (REIT), Class A (x)	1,881	9,875
One Liberty Properties, Inc. (REIT)	2,909	75,576
Orion Office REIT, Inc. (REIT) (x)	10,173	111,496
Pennsylvania REIT (REIT)*	2	6
Plymouth Industrial REIT, Inc. (REIT)	6,717	117,816
Postal Realty Trust, Inc. (REIT), Class A (x)	2,909	43,344
Power REIT (REIT)*	437	5,563
Presidio Property Trust, Inc. (REIT), Class A	2,269	7,238
Sotherly Hotels, Inc. (REIT)*	2,619	4,557
UMH Properties, Inc. (REIT)	8,559	151,152
Universal Health Realty Income Trust (REIT)	2,285	121,585
Urstadt Biddle Properties, Inc. (REIT), Class A	5,301	85,876
Whitestone REIT (REIT)	8,339	89,644

		2,622,897

Real Estate Management & Development (0.3%)
Altisource Portfolio Solutions SA*	982	10,547
American Realty Investors, Inc. (x)*	257	3,647
AMREP Corp. (x)*	354	3,972
Comstock Holding Cos., Inc. (x)*	312	1,410
Doma Holdings, Inc. (x)*	24,414	25,146
Douglas Elliman, Inc.	13,476	64,550
Fathom Holdings, Inc.*	1,435	11,250
Forestar Group, Inc.*	3,093	42,343
FRP Holdings, Inc.*	1,195	72,118
InterGroup Corp. (The)*	117	4,913
JW Mays, Inc.*	85	3,570
Maui Land & Pineapple Co., Inc.*	993	9,404
Rafael Holdings, Inc., Class B*	2,216	4,144
RE/MAX Holdings, Inc., Class A	3,346	82,044
Seritage Growth Properties (REIT), Class A (x)*	7,296	38,012
Stratus Properties, Inc.*	983	31,677
Tejon Ranch Co.*	3,705	57,502
Transcontinental Realty Investors, Inc. (x)*	243	9,669
Trinity Place Holdings, Inc. (x)*	3,570	3,606

		479,524

Total Real Estate		3,102,421

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (0.4%)
Electric Utilities (0.1%)
Genie Energy Ltd., Class B	3,346	$30,649
Via Renewables, Inc. (x)	2,204	16,883

		47,532

Gas Utilities (0.0%)†
RGC Resources, Inc. (x)	1,333	25,420

Independent Power and Renewable Electricity Producers (0.0%)†
Altus Power, Inc.*	7,468	47,123

Multi-Utilities (0.1%)
Unitil Corp.	2,834	166,413

Water Utilities (0.2%)
Artesian Resources Corp., Class A	1,465	72,034
Cadiz, Inc.*	4,126	9,613
Consolidated Water Co. Ltd. (x)	2,591	37,569
Global Water Resources, Inc. (x)	2,394	31,625
Pure Cycle Corp.*	3,279	34,561
York Water Co. (The)	2,455	99,256

		284,658

Total Utilities		571,146

Total Common Stocks (98.0%) (Cost $168,466,891)		146,546,658

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)†
Diversified Consumer Services (0.0%)†
Zagg, Inc., CVR (r)*	6,800	459

Total Consumer Discretionary		459

Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)(x)*	3,013	—
Aerpio Pharmaceuticals, Inc., CVR (x)*	8,431	253
OncoMed Pharmaceuticals, Inc., CVR (r)*	4,471	819
Oncternal Therapeutics, Inc., CVR (r)*	131	—

Total Health Care		1,072

Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR (r)*	411	271

Total Industrials		271

Total Rights (0.0%)† (Cost $8,362)		1,802

	Number of Warrants	Value (Note 1)
WARRANTS:
Real Estate (0.0%)†
Equity Real Estate Investment Trusts (REITs) (0.0%)†
Presidio Property Trust, Inc. (REIT), expiring 1/24/27* (Cost $—)	1,536	277

SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares	279,689	$279,744

	Principal Amount	Value (Note 1)
Repurchase Agreements (14.5%)
Deutsche Bank Securities, Inc., 1.45%, dated 6/30/22, due 7/1/22, repurchase price $15,929,437, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $16,247,371. (xx)	$15,928,795	15,928,795
MetLife, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $1,000,042, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-11/15/47; total market value $1,020,451. (xx)	1,000,000	1,000,000
National Bank of Canada, 1.70%, dated 6/30/22, due 7/7/22, repurchase price $4,801,587, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 11/3/22-2/15/51; total market value $5,293,473. (xx)	4,800,000	4,800,000

Total Repurchase Agreements		21,728,795

Total Short-Term Investments (14.7%) (Cost $22,008,539)		22,008,539

Total Investments in Securities (112.7%) (Cost $190,483,792)		168,557,276
Other Assets Less Liabilities (-12.7%)		(19,047,014)

Net Assets (100%)		$149,510,262

*	Non-income producing.
†	Percent shown is less than 0.05%.
@	Shares are less than 0.5.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $22,316,178. This was collateralized by $1,693,883 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 7/14/22 – 5/15/52 and by cash of $21,728,795 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Futures contracts outstanding as of June 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Micro E-Mini Index	136	9/2022	USD	1,161,440	(41,425)

					(41,425)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$6,106,841	$—	$—	$6,106,841
Consumer Discretionary	17,564,547	—	—	17,564,547
Consumer Staples	5,776,821	4,453	—	5,781,274
Energy	5,420,572	—	—	5,420,572
Financials	19,063,865	—	—	19,063,865
Health Care	39,212,020	—	—	39,212,020
Industrials	20,188,017	—	—	20,188,017
Information Technology	26,457,147	259	—	26,457,406
Materials	3,078,549	—	—	3,078,549
Real Estate	3,102,421	—	—	3,102,421
Utilities	571,146	—	—	571,146
Rights
Consumer Discretionary	—	—	459	459
Health Care	—	253	819	1,072
Industrials	—	—	271	271
Short-Term Investments
Investment Company	279,744	—	—	279,744
Repurchase Agreements	—	21,728,795	—	21,728,795
Warrants
Real Estate	277	—	—	277

Total Assets	$146,821,967	$21,733,760	$1,549	$168,557,276

Liabilities:
Futures	$(41,425)	$—	$—	$(41,425)

Total Liabilities	$(41,425)	$—	$—	$(41,425)

Total	$146,780,542	$21,733,760	$1,549	$168,515,851

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(41,425	)*

Total		$(41,425)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(63,336)	$(63,336)

Total	$(63,336)	$(63,336)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(72,632)	$(72,632)

Total	$(72,632)	$(72,632)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

This Portfolio held futures contracts with an average notional balance of approximately $917,000 during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 5%)*	$82,662,634
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 13%)*	$74,051,776

*	During the six months ended June 30, 2022, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total purchases and/or Sales).

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,710,329
Aggregate gross unrealized depreciation	(43,315,536)

Net unrealized depreciation	$(23,605,207)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$192,121,058

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $168,754,997)	$146,828,481
Repurchase Agreements (Cost $21,728,795)	21,728,795
Cash	3,020,999
Cash held as collateral at broker for futures	66,200
Dividends, interest and other receivables	56,177
Securities lending income receivable	42,876
Receivable for securities sold	31,202
Receivable for Portfolio shares sold	6,675
Other assets	1,690

Total assets	171,783,095

LIABILITIES
Payable for return of collateral on securities loaned	21,728,795
Payable for Portfolio shares redeemed	242,432
Payable for securities purchased	141,834
Investment management fees payable	83,791
Administrative fees payable	15,796
Due to broker for futures variation margin	7,844
Distribution fees payable – Class IB	1,659
Accrued expenses	50,682

Total liabilities	22,272,833

NET ASSETS	$149,510,262

Net assets were comprised of:
Paid in capital	$180,884,984
Total distributable earnings (loss)	(31,374,722)

Net assets	$149,510,262

Class IB
Net asset value, offering and redemption price per share, $7,589,677 / 975,452 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.78

Class K
Net asset value, offering and redemption price per share, $141,920,585 / 18,079,740 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.85

(x)	Includes value of securities on loan of $22,316,178.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,937 foreign withholding tax)	$798,528
Interest	2,465
Securities lending (net)	258,317

Total income	1,059,310

EXPENSES
Investment management fees	738,850
Administrative fees	104,125
Custodian fees	46,138
Professional fees	26,830
Distribution fees – Class IB	11,697
Printing and mailing expenses	10,849
Trustees’ fees	2,727
Miscellaneous	1,922

Gross expenses	943,138
Less: Waiver from investment manager	(150,740)

Net expenses	792,398

NET INVESTMENT INCOME (LOSS)	266,912

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(11,926,113)
Futures contracts	(63,336)

Net realized gain (loss)	(11,989,449)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(52,778,955)
Futures contracts	(72,632)

Net change in unrealized appreciation (depreciation)	(52,851,587)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(64,841,036)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(64,574,124)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$266,912	$(531,636)
Net realized gain (loss)	(11,989,449)	49,829,805
Net change in unrealized appreciation (depreciation)	(52,851,587)	(26,236,061)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(64,574,124)	23,062,108

Distributions to shareholders:
Class IB	—	(2,846,324)
Class K	—	(52,766,248)

Total distributions to shareholders	—	(55,612,572)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 168,810 and 955,341 shares, respectively ]	1,625,916	15,024,533
Capital shares issued in reinvestment of dividends and distributions [ 0 and 247,645 shares, respectively ]	—	2,846,324
Capital shares repurchased [ (189,187) and (449,735) shares, respectively ]	(1,695,968)	(7,265,158)

Total Class IB transactions	(70,052)	10,605,699

Class K
Capital shares sold [ 1,883,931 and 21,589 shares, respectively ]	17,008,740	328,700
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,547,524 shares, respectively ]	—	52,766,248
Capital shares repurchased [ (978,395) and (1,566,145) shares, respectively ]	(9,049,236)	(24,570,808)

Total Class K transactions	7,959,504	28,524,140

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	7,889,452	39,129,839

TOTAL INCREASE (DECREASE) IN NET ASSETS	(56,684,672)	6,579,375
NET ASSETS:
Beginning of period	206,194,934	199,615,559

End of period	$149,510,262	$206,194,934

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.27		$13.80	$10.49	$8.97	$11.53	$9.91

Income (loss) from investment operations:
Net investment income (loss) (e)	—	#(1)	(0.07)	(0.01)	0.01	— #	(0.01)
Net realized and unrealized gain (loss)	(3.49)		1.51	5.14	2.59	(0.44)	2.51

Total from investment operations	(3.49)		1.44	5.13	2.60	(0.44)	2.50

Less distributions:
Dividends from net investment income	—		—	— #	— #	—	— #
Distributions from net realized gains	—		(3.97)	(1.82)	(1.08)	(2.11)	(0.88)
Return of capital	—		—	—	—	(0.01)	—

Total dividends and distributions	—		(3.97)	(1.82)	(1.08)	(2.12)	(0.88)

Net asset value, end of period	$7.78		$11.27	$13.80	$10.49	$8.97	$11.53

Total return (b)	(30.97)%		10.96%	50.22%	29.32%	(4.75)%	25.59%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,590		$11,220	$3,348	$1,414	$326	$129
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15%		1.15%	1.15%	1.15%	1.15%	1.15%
Before waivers (a)(f)	1.32%		1.30%	1.37%	1.36%	1.33%	1.35%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.07	%(aa)	(0.45)%	(0.06)%	0.05%	(0.01)%	(0.08)%
Before waivers (a)(f)	(0.11	)%(aa)	(0.59)%	(0.28)%	(0.16)%	(0.19)%	(0.28)%
Portfolio turnover rate^	43	%(z)	62%	94%	69%	60%	58%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.35		$13.85	$10.52	$8.99	$11.57	$9.94

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	(1)	(0.04)	0.02	0.03	0.03	0.02
Net realized and unrealized gain (loss)	(3.51)		1.51	5.16	2.61	(0.46)	2.52

Total from investment operations	(3.50)		1.47	5.18	2.64	(0.43)	2.54

Less distributions:
Dividends from net investment income	—		— #	(0.03)	(0.03)	(0.03)	(0.03)
Distributions from net realized gains	—		(3.97)	(1.82)	(1.08)	(2.11)	(0.88)
Return of capital	—		—	—	—	(0.01)	—

Total dividends and distributions	—		(3.97)	(1.85)	(1.11)	(2.15)	(0.91)

Net asset value, end of period	$7.85		$11.35	$13.85	$10.52	$8.99	$11.57

Total return (b)	(30.84)%		11.13%	50.54%	29.67%	(4.68)%	25.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$141,921		$194,975	$196,267	$155,846	$129,922	$145,266
Ratio of expenses to average net assets:
After waivers (a)(f)	0.90%		0.90%	0.90%	0.90%	0.90%	0.90%
Before waivers (a)(f)	1.07%		1.05%	1.12%	1.10%	1.08%	1.10%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.32	%(aa)	(0.23)%	0.19%	0.24%	0.23%	0.17%
Before waivers (a)(f)	0.15	%(aa)	(0.38)%	(0.03)%	0.04%	0.05%	(0.04)%
Portfolio turnover rate^	43	%(z)	62%	94%	69%	60%	58%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.00# and $0.01 for Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.17% lower.

See Notes to Financial Statements.

1290 VT NATURAL RESOURCES PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Energy	64.0%
Materials	32.8
Consumer Staples	2.2
Repurchase Agreement	1.0
Cash and Other	0.0 #

100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$1,133.20	$4.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51
Class K
Actual	1,000.00	1,134.40	3.44
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.57	3.26

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.90% and 0.65%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Capital Markets (0.0%)
Asset Management & Custody Banks (0.0%)
Lundin Energy MergerCo AB*	1,994	$—

Total Capital Markets		—

Chemicals (5.1%)
Fertilizers & Agricultural Chemicals (5.1%)
CF Industries Holdings, Inc.	2,078	178,147
Corteva, Inc.	7,259	393,002
FMC Corp.	1,255	134,298
ICL Group Ltd.	7,117	64,993
Mosaic Co. (The)	3,692	174,373
Nutrien Ltd.	5,504	438,327
OCI NV	1,055	34,788
Yara International ASA	1,664	69,832

Total Chemicals		1,487,760

Food Products (2.2%)
Agricultural Products (2.2%)
Archer-Daniels-Midland Co.	5,613	435,569
Bunge Ltd.	1,422	128,961
Wilmar International Ltd.	19,368	56,354

Total Food Products		620,884

Metals & Mining (25.8%)
Aluminum (0.6%)
Alcoa Corp.	1,847	84,186
Norsk Hydro ASA	13,481	75,996

		160,182

Copper (2.2%)
Antofagasta plc	3,975	55,895
First Quantum Minerals Ltd.	5,873	111,419
Freeport-McMoRan, Inc.	14,524	424,972
Lundin Mining Corp.	6,579	41,707

		633,993

Diversified Metals & Mining (13.4%)
Anglo American plc	12,691	453,131
BHP Group Ltd. (ASE Stock Exchange)	31,504	907,398
BHP Group Ltd. (London Stock Exchange)	19,035	532,291
Boliden AB	2,740	87,153
Glencore plc*	98,722	534,962
Ivanhoe Mines Ltd., Class A*	6,072	34,955
Mineral Resources Ltd.	1,711	57,892
Rio Tinto Ltd.	3,713	265,989
Rio Tinto plc	11,216	670,661
South32 Ltd.	46,422	128,148
Sumitomo Metal Mining Co. Ltd.	2,475	77,562
Teck Resources Ltd., Class B	4,757	145,459

		3,895,601

Gold (5.7%)
Agnico Eagle Mines Ltd.	4,566	209,003
Barrick Gold Corp.	17,764	314,099
Evolution Mining Ltd.	18,300	29,433
Franco-Nevada Corp.	1,913	251,639
Kinross Gold Corp.	12,423	44,202
Newcrest Mining Ltd.	8,888	126,387
Newmont Corp. (London Stock Exchange)	5,598	334,033
Newmont Corp. (Toronto Stock Exchange)	2,363	140,620
Northern Star Resources Ltd.	11,720	54,048
Wheaton Precious Metals Corp.	4,518	162,791

		1,666,255

Silver (0.1%)
Pan American Silver Corp. (x)	2,145	42,144

Steel (3.8%)
ArcelorMittal SA	6,117	138,896
BlueScope Steel Ltd.	4,956	54,372
Cleveland-Cliffs, Inc.*	5,257	80,800
Fortescue Metals Group Ltd.	16,906	207,952
Hitachi Metals Ltd.*	2,202	33,296
JFE Holdings, Inc.	4,980	52,383
Nippon Steel Corp.	8,065	112,567
Nucor Corp.	2,691	280,967
Steel Dynamics, Inc.	1,910	126,347
voestalpine AG	1,168	24,855

		1,112,435

Total Metals & Mining		7,510,610

Oil, Gas & Consumable Fuels (64.0%)
Coal & Consumable Fuels (0.4%)
Cameco Corp.	3,989	83,858
Washington H Soul Pattinson & Co. Ltd.	2,168	35,245

		119,103

Integrated Oil & Gas (44.9%)
BP plc	194,401	915,607
Cenovus Energy, Inc.	13,944	265,296
Chevron Corp.	19,443	2,814,957
Eni SpA	25,197	299,335
Equinor ASA	9,757	339,401
Exxon Mobil Corp.	42,265	3,619,575
Galp Energia SGPS SA, Class B	5,051	59,208
Imperial Oil Ltd.	2,339	110,263
Occidental Petroleum Corp.	9,325	549,056
OMV AG	1,480	69,504
Repsol SA (x)	14,486	213,304
Shell plc	75,958	1,982,161
Suncor Energy, Inc.	14,291	501,384
TotalEnergies SE	24,752	1,304,727

		13,043,778

Oil & Gas Exploration & Production (18.7%)
Aker BP ASA (x)*	3,148	103,812
APA Corp.	3,488	121,731
ARC Resources Ltd.	6,888	86,849
Canadian Natural Resources Ltd.	11,749	631,354
ConocoPhillips	12,974	1,165,195
Coterra Energy, Inc.	8,123	209,492
Devon Energy Corp.	6,300	347,193
Diamondback Energy, Inc.	1,690	204,744
EOG Resources, Inc.	5,845	645,522
EQT Corp.	3,413	117,407
Hess Corp.	2,788	295,361
Inpex Corp. (x)	10,383	112,059

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Marathon Oil Corp.	7,204	$161,946
Pioneer Natural Resources Co.	2,304	513,976
Santos Ltd.	32,122	163,756
Tourmaline Oil Corp.	3,147	163,633
Woodside Energy Group Ltd. (ASE Stock Exchange)	15,374	336,678
Woodside Energy Group Ltd. (London Stock Exchange)	3,440	72,855

		5,453,563

Total Oil, Gas & Consumable Fuels		18,616,444

Paper & Forest Products (1.9%)
Forest Products (0.5%)
Svenska Cellulosa AB SCA, Class B	6,069	90,738
West Fraser Timber Co. Ltd.	623	47,804

		138,542

Paper Products (1.4%)
Holmen AB, Class B(x)	961	39,014
Mondi plc	4,866	86,320
Oji Holdings Corp.	8,109	35,157
Stora Enso OYJ, Class R	5,520	86,670
UPM-Kymmene OYJ	5,350	163,650

		410,811

Total Paper & Forest Products		549,353

Total Common Stocks (99.0%) (Cost $26,420,306)		28,785,051

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (1.0%)
Deutsche Bank Securities, Inc., 1.45%, dated 6/30/22, due 7/1/22, repurchase price $298,827, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $304,792. (xx)	$298,815	298,815

Total Short-Term Investment (1.0%) (Cost $298,815)		298,815

Total Investments in Securities (100.0%) (Cost $26,719,121)		29,083,866
Other Assets Less Liabilities (0.0%)†		(7,295)

Net Assets (100%)		$29,076,571

*	Non-income producing.
†	Percent shown is less than 0.05%.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $373,740. This was collateralized by $100,517 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/14/22 – 5/15/52 and by cash of $298,815 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Country Diversification As a Percentage of Total Net Assets
Australia	14.4%
Austria	0.6
Brazil	0.8
Canada	11.6
Chile	0.3
China	0.2
Finland	0.9
France	4.5
Israel	0.2
Italy	1.0
Japan	1.5
Luxembourg	0.5
Netherlands	6.9
Norway	1.8
Portugal	0.2
South Africa	1.6
Spain	0.7
Sweden	0.7
United Kingdom	3.1
United States	48.1
Zambia	0.4
Cash and Other	0.0

100.0%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)		Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Staples	$564,530	$56,354		$—	$620,884
Energy	12,608,792	6,007,652		—	18,616,444
Financials	—	—	(a)	—	—	(a)
Materials	4,195,294	5,352,429		—	9,547,723
Short-Term Investment
Repurchase Agreement	—	298,815		—	298,815

Total Assets	$17,368,616	$11,715,250		$—	$29,083,866

Total Liabilities	$—	$—		$—	$—

Total	$17,368,616	$11,715,250		$—	$29,083,866

(a)	Value is zero.

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$6,611,856
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,120,190

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,577,439
Aggregate gross unrealized depreciation	(1,489,964)

Net unrealized appreciation	$2,087,475

Federal income tax cost of investments in securities and derivative instruments, if applicable	$26,996,391

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $26,420,306)	$28,785,051
Repurchase Agreements (Cost $298,815)	298,815
Cash	223,205
Foreign cash (Cost $29,701)	29,336
Receivable for Portfolio shares sold	124,832
Receivable for securities sold	73,755
Dividends, interest and other receivables	51,654
Securities lending income receivable	182
Other assets	754

Total assets	29,587,584

LIABILITIES
Payable for return of collateral on securities loaned	298,815
Payable for Portfolio shares redeemed	94,866
Payable for securities purchased	58,813
Distribution fees payable – Class IB	4,637
Administrative fees payable	2,384
Investment management fees payable	1,901
Trustees’ fees payable	64
Accrued expenses	49,533

Total liabilities	511,013

NET ASSETS	$29,076,571

Net assets were comprised of:
Paid in capital	$30,283,981
Total distributable earnings (loss)	(1,207,410)

Net assets	$29,076,571

Class IB
Net asset value, offering and redemption price per share, $21,131,002 / 2,388,647 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.85

Class K
Net asset value, offering and redemption price per share, $7,945,569 / 896,758 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.86

(x)	Includes value of securities on loan of $373,740.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (net of $23,924 foreign withholding tax)	$664,402
Income from non-cash dividends	183,543
Securities lending (net)	1,735

Total income	849,680

EXPENSES
Investment management fees	71,623
Professional fees	28,918
Distribution fees – Class IB	24,267
Custodian fees	18,789
Administrative fees	13,119
Printing and mailing expenses	8,253
Trustees’ fees	403
Interest expense	64
Miscellaneous	5,456

Gross expenses	170,892
Less: Waiver from investment manager	(53,387)

Net expenses	117,505

NET INVESTMENT INCOME (LOSS)	732,175

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	26,264
Foreign currency transactions	(5,100)

Net realized gain (loss)	21,164

Change in unrealized appreciation (depreciation) on:
Investments in securities	1,794,722
Foreign currency translations	(1,395)

Net change in unrealized appreciation (depreciation)	1,793,327

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,814,491

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,546,666

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$732,175	$745,215
Net realized gain (loss)	21,164	(219,453)
Net change in unrealized appreciation (depreciation)	1,793,327	3,866,945

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,546,666	4,392,707

Distributions to shareholders:
Class IB	—	(474,765)
Class K	—	(300,247)

Total distributions to shareholders	—	(775,012)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,031,264 and 628,252 shares, respectively ]	9,931,359	4,815,655
Capital shares issued in connection with merger (Note 8) [ 0 and 919,240 shares, respectively ]	—	6,860,121
Capital shares issued in reinvestment of dividends [ 0 and 63,000 shares, respectively ]	—	474,765
Capital shares repurchased [ (437,194) and (815,025) shares, respectively ]	(4,123,494)	(6,109,051)

Total Class IB transactions	5,807,865	6,041,490

Class K
Capital shares sold [ 5,050 and 21,658 shares, respectively ]	46,880	162,892
Capital shares issued in connection with merger (Note 8) [ 0 and 83,729 shares, respectively ]	—	625,596
Capital shares issued in reinvestment of dividends [ 0 and 39,833 shares, respectively ]	—	300,247
Capital shares repurchased [ (197,751) and (226,713) shares, respectively ]	(1,841,226)	(1,728,556)

Total Class K transactions	(1,794,346)	(639,821)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,013,519	5,401,669

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,560,185	9,019,364
NET ASSETS:
Beginning of period	22,516,386	13,497,022

End of period	$29,076,571	$22,516,386

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021		2020	2019		2018	2017
Net asset value, beginning of period	$7.81		$6.22		$7.67	$7.25		$8.69	$7.95

Income (loss) from investment operations:
Net investment income (loss) (e)	0.24	(3)(cc)	0.29	(2)	0.21	0.39	(1)	0.22	0.19
Net realized and unrealized gain (loss)	0.80		1.57		(1.41)	0.41		(1.44)	0.76

Total from investment operations	1.04		1.86		(1.20)	0.80		(1.22)	0.95

Less distributions:
Dividends from net investment income	—		(0.27)		(0.25)	(0.38)		(0.22)	(0.21)

Net asset value, end of period	$8.85		$7.81		$6.22	$7.67		$7.25	$8.69

Total return (b)	13.32%		30.04%		(15.65)%	11.20%		(14.14)%	12.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$21,131		$14,009		$6,214	$7,075		$5,834	$6,284
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90	%(g)	0.92	%(g)	0.90%	0.90%		0.90%	0.90%
Before waivers and reimbursements (a)(f)	1.27	%(g)	1.56	%(g)	2.02%	1.57%		1.46%	1.52%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	5.07	%(dd)(ee)	3.89	%(bb)	3.66%	5.04	%(aa)	2.54%	2.41%
Before waivers and reimbursements (a)(f)	4.69	%(dd)(ee)	3.25	%(bb)	2.54%	4.37	%(aa)	1.98%	1.79%
Portfolio turnover rate^	8	%(z)	32%		15%	10%		10%	13%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021		2020	2019		2018	2017
Net asset value, beginning of period	$7.81		$6.22		$7.67	$7.25		$8.69	$7.95

Income (loss) from investment operations:
Net investment income (loss) (e)	0.24	(3)(cc)	0.31	(2)	0.24	0.41	(1)	0.24	0.21
Net realized and unrealized gain (loss)	0.81		1.57		(1.43)	0.41		(1.44)	0.76

Total from investment operations	1.05		1.88		(1.19)	0.82		(1.20)	0.97

Less distributions:
Dividends from net investment income	—		(0.29)		(0.26)	(0.40)		(0.24)	(0.23)

Net asset value, end of period	$8.86		$7.81		$6.22	$7.67		$7.25	$8.69

Total return (b)	13.44%		30.32%		(15.46)%	11.48%		(13.90)%	12.36%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,946		$8,507		$7,283	$14,353		$12,443	$16,359
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65	%(g)	0.66	%(g)	0.65%	0.65%		0.65%	0.65%
Before waivers and reimbursements (a)(f)	1.02	%(g)	1.31	%(g)	1.69%	1.32%		1.20%	1.28%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	5.20	%(dd)(ee)	4.12	%(bb)	4.09%	5.19	%(aa)	2.79%	2.66%
Before waivers and reimbursements (a)(f)	4.82	%(dd)(ee)	3.48	%(bb)	3.05%	4.52	%(aa)	2.24%	2.03%
Portfolio turnover rate^	8	%(z)	32%		15%	10%		10%	13%
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.28, $0.29 for Class IB and Class K, respectively.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.27 and $0.29 for Class IB and Class K respectively
(3)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.22 and $0.23 for Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)

For the six months ended June 30, 2022, includes Interest Expense of less than 0.005%, respectively for each class. Includes Interest Expense of 0.02% for the year ended December 31, 2021, respectively for each class.

(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 1.52% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.30% lower
(cc)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be 0.18 and 0.18 for Class IB and Class K, respectively.
(dd)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 1.28% lower.
(ee)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.33% lower.

See Notes to Financial Statements.

1290 VT REAL ESTATE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Real Estate	98.3%
Repurchase Agreements	1.8
Exchange Traded Funds	0.9
Health Care	0.1
Closed End Funds	0.1
Cash and Other	(1.2)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$792.80	$4.00
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51
Class K
Actual	1,000.00	794.20	2.89
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.57	3.26

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.90% and 0.65%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Equity Real Estate Investment Trusts (REITs) (84.3%)
Diversified REITs (7.4%)
Abacus Property Group (REIT)	9,850	$17,434
Abrdn Property Income Trust Ltd. (REIT)	7,764	7,204
Activia Properties, Inc. (REIT)	15	44,635
Alexander & Baldwin, Inc. (REIT)	1,404	25,202
American Assets Trust, Inc. (REIT)	958	28,453
Argosy Property Ltd. (REIT)	16,410	12,656
Armada Hoffler Properties, Inc. (REIT)	1,302	16,718
Artis REIT (REIT)	1,608	14,691
BMO Real Estate Investments Ltd. (REIT)	4,686	4,792
British Land Co. plc (The) (REIT)	18,097	98,584
Broadstone Net Lease, Inc. (REIT)	3,280	67,273
Charter Hall Long Wale REIT (REIT)	12,867	37,878
Cofinimmo SA (REIT)	619	67,237
Cromwell European REIT (REIT)(m)	6,243	12,757
Custodian Reit plc (REIT)	7,958	9,661
Daiwa House REIT Investment Corp. (REIT)	42	95,207
Empire State Realty Trust, Inc. (REIT), Class A	2,681	18,847
Essential Properties Realty Trust, Inc. (REIT)	2,528	54,327
Gecina SA (REIT)	1,007	94,732
Global Net Lease, Inc. (REIT)	2,021	28,617
GPT Group (The) (REIT)	37,523	109,176
Growthpoint Properties Australia Ltd. (REIT)	5,432	12,775
H&R REIT (REIT)	5,498	53,177
Hankyu Hanshin REIT, Inc. (REIT)	13	14,317
Heiwa Real Estate REIT, Inc. (REIT)	18	19,386
Hulic Reit, Inc. (REIT)	25	29,426
Icade (REIT)	635	31,194
Irongate Group (REIT)	9,627	12,627
Land Securities Group plc (REIT)	13,943	112,784
Lar Espana Real Estate SOCIMI SA (REIT)	1,157	5,747
LXI REIT plc (REIT)(m)(x)	17,820	30,891
Merlin Properties SOCIMI SA (REIT)	6,512	62,857
Mirvac Group (REIT)	77,150	105,075
Nextensa SA (REIT)	80	4,368
NIPPON REIT Investment Corp. (REIT)(x)	9	24,151
Nomura Real Estate Master Fund, Inc. (REIT)	88	109,883
NTT UD REIT Investment Corp. (REIT)	27	29,423
OUE Commercial REIT (REIT)	41,943	11,633
PS Business Parks, Inc. (REIT)	389	72,801
Schroder REIT Ltd. (REIT)	9,603	6,081
Sekisui House Reit, Inc. (REIT)	81	48,006
Star Asia Investment Corp. (REIT)	31	14,030
Stockland (REIT)	46,713	116,434
STORE Capital Corp. (REIT)	4,965	129,487
Stride Property Group (REIT)	9,433	9,771
Sunlight REIT (REIT)	21,091	9,812
Suntec REIT (REIT)	41,118	47,981
Takara Leben Real Estate Investment Corp. (REIT)	11	9,511
Tokyu REIT, Inc. (REIT)	19	27,844
United Urban Investment Corp. (REIT)	58	60,737
Washington REIT (REIT)	1,691	36,035
WP Carey, Inc. (REIT)	3,687	305,505

		2,429,830

Health Care REITs (7.5%)
Aedifica SA (REIT)	710	68,115
Assura plc (REIT)	56,846	45,273
CareTrust REIT, Inc. (REIT)	1,870	34,483
Community Healthcare Trust, Inc. (REIT)	453	16,403
Healthcare Realty Trust, Inc. (REIT)	2,940	79,968
Healthcare Trust of America, Inc. (REIT), Class A	4,465	124,618
Healthpeak Properties, Inc. (REIT)	10,537	273,014
Impact Healthcare REIT plc (REIT)(m)	5,570	7,920
LTC Properties, Inc. (REIT)	754	28,946
Medical Properties Trust, Inc. (REIT)	11,607	177,239
National Health Investors, Inc. (REIT)	848	51,397
NorthWest Healthcare Properties REIT (REIT)(x)	4,094	38,357
Omega Healthcare Investors, Inc. (REIT)	4,585	129,251
Parkway Life REIT (REIT)	7,560	26,512
Physicians Realty Trust (REIT)	4,363	76,134
Primary Health Properties plc (REIT)	25,762	42,759
Sabra Health Care REIT, Inc. (REIT)	4,476	62,530
Target Healthcare REIT plc (REIT)	12,132	16,012
Universal Health Realty Income Trust (REIT)	239	12,717
Ventas, Inc. (REIT)	7,805	401,411
Vital Healthcare Property Trust (REIT)	9,385	15,826
Welltower, Inc. (REIT)	8,878	731,103

		2,459,988

Hotel & Resort REITs (2.4%)
Apple Hospitality REIT, Inc. (REIT)	4,175	61,247
Ascott Residence Trust (REIT)	36,983	30,368
CDL Hospitality Trusts (REIT)	17,097	15,645
DiamondRock Hospitality Co. (REIT)*	4,073	33,439
Far East Hospitality Trust (REIT)	19,029	8,774
Hoshino Resorts REIT, Inc. (REIT)	5	24,179
Host Hotels & Resorts, Inc. (REIT)	13,831	216,870
Invincible Investment Corp. (REIT)	95	27,944
Japan Hotel REIT Investment Corp. (REIT)	87	43,487
Park Hotels & Resorts, Inc. (REIT)	4,520	61,336
Pebblebrook Hotel Trust (REIT)	2,520	41,756
RLJ Lodging Trust (REIT)	3,185	35,131
Ryman Hospitality Properties, Inc. (REIT)*	1,042	79,223
Service Properties Trust (REIT)	3,190	16,684
Summit Hotel Properties, Inc. (REIT)*	2,030	14,758
Sunstone Hotel Investors, Inc. (REIT)*	4,170	41,366
Xenia Hotels & Resorts, Inc. (REIT)*	2,218	32,228

		784,435

Industrial REITs (14.2%)
Advance Logistics Investment Corp. (REIT)	12	13,304
AIMS APAC REIT (REIT)	10,963	10,658

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Americold Realty Trust, Inc. (REIT)	5,253	$157,800
Ascendas REIT (REIT)	66,737	136,977
Centuria Industrial REIT (REIT)	10,250	19,853
CRE Logistics REIT, Inc. (REIT)(x)	11	15,287
Dexus Industria REIT (REIT)(x)	4,153	7,809
Dream Industrial REIT (REIT)	4,798	45,028
Duke Realty Corp. (REIT)	7,497	411,960
EastGroup Properties, Inc. (REIT)	803	123,927
ESR Kendall Square REIT Co. Ltd. (REIT)	2,350	10,237
ESR-LOGOS REIT (REIT)	104,137	30,384
First Industrial Realty Trust, Inc. (REIT)	2,570	122,024
Frasers Logistics & Commercial Trust (REIT)(m)	55,449	53,146
GLP J-REIT (REIT)	83	101,443
Goodman Property Trust (REIT)	21,461	26,804
Granite REIT (REIT)	1,202	73,724
Industrial & Infrastructure Fund Investment Corp. (REIT)	37	48,960
Industrial Logistics Properties Trust (REIT)	1,259	17,727
Innovative Industrial Properties, Inc. (REIT)	539	59,220
Intervest Offices & Warehouses NV (REIT)	461	12,083
Japan Logistics Fund, Inc. (REIT)	18	41,594
LaSalle Logiport REIT (REIT)	35	42,954
LondonMetric Property plc (REIT)	18,556	51,605
LXP Industrial Trust (REIT)	5,497	59,038
Mapletree Industrial Trust (REIT)	36,479	68,325
Mapletree Logistics Trust (REIT)	62,706	75,905
Mitsubishi Estate Logistics REIT Investment Corp. (REIT)	9	30,517
Mitsui Fudosan Logistics Park, Inc. (REIT)	11	41,599
Montea NV (REIT)	239	22,879
Nippon Prologis REIT, Inc. (REIT)	46	113,137
Prologis, Inc. (REIT)	14,446	1,699,572
Rexford Industrial Realty, Inc. (REIT)	3,224	185,670
Segro plc (REIT)	23,501	279,461
SOSiLA Logistics REIT, Inc. (REIT)	13	13,875
STAG Industrial, Inc. (REIT)	3,502	108,142
Summit Industrial Income REIT (REIT)	3,453	45,899
Terreno Realty Corp. (REIT)	1,439	80,196
Tritax Big Box REIT plc (REIT)	36,554	80,799
Urban Logistics REIT plc (REIT)	9,011	17,719
Warehouses De Pauw CVA (REIT)	2,781	87,502

		4,644,743

Office REITs (8.6%)
Alexandria Real Estate Equities, Inc. (REIT)	3,159	458,150
Allied Properties REIT (REIT)	2,465	63,559
Befimmo SA (REIT)	420	20,776
Boston Properties, Inc. (REIT)	3,056	271,923
Brandywine Realty Trust (REIT)	3,289	31,706
Centuria Office REIT (REIT)	9,035	10,597
Champion REIT (REIT)	39,004	17,356
Corporate Office Properties Trust (REIT)	2,189	57,330
Cousins Properties, Inc. (REIT)	2,891	84,504
Covivio (REIT)	978	54,784
Cromwell Property Group (REIT)	27,754	14,461
Daiwa Office Investment Corp. (REIT)	6	30,775
Derwent London plc (REIT)	1,969	62,653
Dexus (REIT)	21,060	128,948
Douglas Emmett, Inc. (REIT)	3,295	73,742
Dream Office REIT (REIT)(x)	670	10,088
Easterly Government Properties, Inc. (REIT)	1,768	33,663
Equity Commonwealth (REIT)*	2,089	57,510
Global One Real Estate Investment Corp. (REIT)	19	14,860
Great Portland Estates plc (REIT)	4,950	34,542
Highwoods Properties, Inc. (REIT)	2,025	69,235
Hudson Pacific Properties, Inc. (REIT)	2,741	40,676
Ichigo Office REIT Investment Corp. (REIT)	23	14,293
Inmobiliaria Colonial SOCIMI SA (REIT)	6,648	42,535
Japan Excellent, Inc. (REIT)	24	21,673
Japan Prime Realty Investment Corp. (REIT)(x)	18	52,874
Japan Real Estate Investment Corp. (REIT)	26	119,587
JBG SMITH Properties (REIT)	2,253	53,261
Kenedix Office Investment Corp. (REIT)	8	40,112
Keppel Pacific Oak US REIT (REIT)(m)	16,572	11,612
Keppel REIT (REIT)	42,178	33,105
Kilroy Realty Corp. (REIT)	2,264	118,475
Manulife US REIT (REIT)(m)	31,327	17,874
Mirai Corp. (REIT)	32	11,771
Mori Hills REIT Investment Corp. (REIT)	31	34,803
Mori Trust Sogo Reit, Inc. (REIT)	20	20,934
Nippon Building Fund, Inc. (REIT) (x)	30	149,271
NSI NV (REIT)	346	11,917
Office Properties Income Trust (REIT)	928	18,514
One REIT, Inc. (REIT)	5	9,900
Orion Office REIT, Inc. (REIT) (x)	1,103	12,089
Orix JREIT, Inc. (REIT)	52	70,477
Paramount Group, Inc. (REIT)	3,618	26,158
Piedmont Office Realty Trust, Inc. (REIT), Class A	2,383	31,265
Precinct Properties New Zealand Ltd. (REIT)	26,014	22,240
Prime US REIT (REIT) (m)	12,573	8,487
Prosperity REIT (REIT)	22,909	7,009
Regional REIT Ltd. (REIT)(m)	8,600	7,600
Sankei Real Estate, Inc. (REIT)	9	6,454
SL Green Realty Corp. (REIT) (x)	1,220	56,303
Veris Residential, Inc. (REIT)*	1,672	22,137
Vornado Realty Trust (REIT)	3,442	98,407
Workspace Group plc (REIT)	2,797	18,937

		2,811,912

Residential REITs (14.3%)
Advance Residence Investment Corp. (REIT)	26	69,183
American Campus Communities, Inc. (REIT)	2,701	174,133
American Homes 4 Rent (REIT), Class A	5,922	209,876
Apartment Income REIT Corp. (REIT)	3,058	127,213
Apartment Investment and Management Co. (REIT), Class A*	2,909	18,618
AvalonBay Communities, Inc. (REIT)	2,730	530,302
Boardwalk REIT (REIT)	729	23,719

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Camden Property Trust (REIT)	2,018	$271,381
Canadian Apartment Properties REIT (REIT) (x)	3,382	117,760
Centerspace (REIT)	297	24,220
Civitas Social Housing plc (REIT)(m)	11,956	11,443
Comforia Residential REIT, Inc. (REIT)	13	32,100
Daiwa Securities Living Investments Corp. (REIT)	40	35,113
Empiric Student Property plc (REIT)	11,476	12,018
Equity LifeStyle Properties, Inc. (REIT)	3,471	244,601
Equity Residential (REIT)	7,232	522,295
Essex Property Trust, Inc. (REIT)	1,264	330,549
Home Reit plc (REIT)	15,476	21,402
Independence Realty Trust, Inc. (REIT)	4,303	89,201
Ingenia Communities Group (REIT)	7,211	19,784
InterRent REIT (REIT)	2,555	23,799
Invitation Homes, Inc. (REIT)	11,924	424,256
Irish Residential Properties REIT plc (REIT)	8,696	11,533
Kenedix Residential Next Investment Corp. (REIT)	20	32,034
Killam Apartment REIT (REIT)	2,219	29,565
Mid-America Apartment Communities, Inc. (REIT)	2,241	391,435
NexPoint Residential Trust, Inc. (REIT)	431	26,942
Nippon Accommodations Fund, Inc. (REIT)	9	45,235
PRS REIT plc (The) (REIT)	10,095	12,997
Samty Residential Investment Corp. (REIT)	8	8,000
Starts Proceed Investment Corp. (REIT)	5	8,911
Sun Communities, Inc. (REIT)	2,345	373,699
Triple Point Social Housing REIT plc (REIT)(m)	7,136	7,793
UDR, Inc. (REIT)	6,195	285,218
UNITE Group plc (The) (REIT)	6,239	80,866
Xior Student Housing NV (REIT) (m)	433	18,854

		4,666,048

Retail REITs (15.1%)
Acadia Realty Trust (REIT)	1,803	28,163
AEON REIT Investment Corp. (REIT)	34	38,371
Agree Realty Corp. (REIT)(x)	1,434	103,434
Ascencio (REIT)	91	4,978
Brixmor Property Group, Inc. (REIT)	5,824	117,703
BWP Trust (REIT)	9,516	25,549
Capital & Counties Properties plc (REIT)	14,382	24,573
CapitaLand Integrated Commercial Trust (REIT)	99,025	154,793
Carmila SA (REIT)	1,132	16,021
Charter Hall Retail REIT (REIT)	9,600	24,923
Choice Properties REIT (REIT)	5,008	54,663
Crombie REIT (REIT)	2,012	25,213
Eurocommercial Properties NV (REIT)	999	21,626
Federal Realty OP LP (REIT)	1,532	146,674
First Capital REIT (REIT)	4,239	49,332
Fortune REIT (REIT)	26,781	22,201
Frasers Centrepoint Trust (REIT)	21,098	34,807
Frontier Real Estate Investment Corp. (REIT)(x)	10	38,551
Fukuoka REIT Corp. (REIT)	14	17,371
Getty Realty Corp. (REIT)	819	21,703
Hamborner REIT AG (REIT)	1,389	12,434
Hammerson plc (REIT)	86,339	19,953
Home Consortium Ltd. (REIT)	3,040	9,451
HomeCo Daily Needs REIT (REIT)(m)	33,853	29,883
Immobiliare Grande Distribuzione SIIQ SpA (REIT)	1,275	4,744
InvenTrust Properties Corp. (REIT)(x)	1,312	33,836
Japan Metropolitan Fund Invest (REIT)	135	105,217
Kenedix Retail REIT Corp. (REIT)	12	24,334
Kimco Realty Corp. (REIT)	11,801	233,306
Kite Realty Group Trust (REIT)	4,227	73,085
Kiwi Property Group Ltd. (REIT)	30,742	18,718
Klepierre SA (REIT)*	3,663	70,545
Lendlease Global Commercial REIT (REIT)	32,787	18,772
Link REIT (REIT)	41,267	337,031
LOTTE Reit Co. Ltd. (REIT)	2,350	9,743
Macerich Co. (The) (REIT)	4,185	36,451
Mapletree Commercial Trust (REIT)	43,036	56,738
Mercialys SA (REIT)	1,220	9,940
National Retail Properties, Inc. (REIT)	3,427	147,361
Necessity Retail REIT, Inc. (The) (REIT)	2,595	18,892
NewRiver REIT plc (REIT)	5,945	6,391
Phillips Edison & Co., Inc. (REIT)(x)	2,220	74,170
Primaris REIT (REIT)	1,963	18,651
Realty Income Corp. (REIT)	11,769	803,352
Regency Centers Corp. (REIT)	3,344	198,333
Retail Estates NV (REIT)	205	13,648
Retail Opportunity Investments Corp. (REIT)	2,334	36,831
RioCan REIT (REIT)	6,036	93,879
RPT Realty (REIT)	1,622	15,944
Scentre Group (REIT)	101,569	181,376
Shaftesbury plc (REIT)	5,435	34,551
Shopping Centres Australasia Property Group (REIT)	21,829	41,395
Simon Property Group, Inc. (REIT)	6,375	605,115
SITE Centers Corp. (REIT)	3,778	50,890
SmartCentres REIT (REIT) (x)	2,529	54,010
SPH REIT (REIT)	28,990	19,513
Spirit Realty Capital, Inc. (REIT)	2,614	98,757
Starhill Global REIT (REIT)	27,909	11,659
Supermarket Income Reit plc (REIT) (x)	24,250	35,363
Tanger Factory Outlet Centers, Inc. (REIT)	1,962	27,900
Unibail-Rodamco-Westfield (REIT)*	2,006	102,376
Urban Edge Properties (REIT)	2,214	33,675
Vastned Retail NV (REIT)	335	7,502
Vicinity Centres (REIT)	73,783	93,518
Waypoint REIT Ltd. (REIT)	14,126	22,611
Wereldhave NV (REIT)	777	11,739

		4,934,232

Specialized REITs (14.8%)
Arena REIT (REIT)	6,314	18,550
Big Yellow Group plc (REIT)	3,300	52,743
Charter Hall Social Infrastructure REIT (REIT)	6,477	15,080
CubeSmart (REIT)	4,362	186,345
Digital Realty Trust, Inc. (REIT)	5,547	720,167
EPR Properties (REIT)	1,444	67,767
Equinix, Inc. (REIT)	1,775	1,166,210

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Extra Space Storage, Inc. (REIT)	2,589	$440,441
Four Corners Property Trust, Inc. (REIT)	1,557	41,401
Gaming and Leisure Properties, Inc. (REIT)	4,615	211,644
Hotel Property Investments (REIT)	3,735	7,982
Keppel DC REIT (REIT)	24,958	35,409
Life Storage, Inc. (REIT)	1,639	183,011
National Storage Affiliates Trust (REIT)	1,655	82,866
National Storage REIT (REIT)(x)	22,551	33,267
Public Storage (REIT)	3,052	954,269
Safehold, Inc. (REIT) (x)	413	14,608
Safestore Holdings plc (REIT)	4,005	51,763
VICI Properties, Inc. (REIT)	18,804	560,171

		4,843,694

Total Equity Real Estate Investment Trusts (REITs)		27,574,882

Health Care Providers & Services (0.1%)
Health Care Facilities (0.1%)
Chartwell Retirement Residences	4,552	39,430

Total Health Care Providers & Services		39,430

Real Estate Management & Development (14.0%)
Diversified Real Estate Activities (5.0%)
Allreal Holding AG (Registered)	284	47,113
City Developments Ltd.	9,162	53,795
Heiwa Real Estate Co. Ltd.	631	18,101
Mitsubishi Estate Co. Ltd.	22,021	319,778
Mitsui Fudosan Co. Ltd.	17,788	382,780
New World Development Co. Ltd.	27,576	99,539
Nomura Real Estate Holdings, Inc.	2,160	52,970
Peach Property Group AG*	233	8,630
Sumitomo Realty & Development Co. Ltd.	7,724	204,151
Sun Hung Kai Properties Ltd.	27,809	329,053
Tokyo Tatemono Co. Ltd. (x)	3,872	53,371
UOL Group Ltd.	9,635	51,077

		1,620,358

Real Estate Development (1.2%)
CK Asset Holdings Ltd.	38,634	273,656
Lifestyle Communities Ltd.	1,836	17,215
Sino Land Co. Ltd.	70,843	104,622

		395,493

Real Estate Operating Companies (7.8%)
Abrdn European Logistics Income plc (REIT) (m)	7,657	9,287
ADLER Group SA (m)(x)*	1,781	7,039
Aeon Mall Co. Ltd.	2,317	28,345
Amot Investments Ltd.	3,189	19,256
Aroundtown SA	22,294	70,888
Atrium Ljungberg AB, Class B	866	11,342
Azrieli Group Ltd.	715	50,325
CA Immobilien Anlagen AG	811	25,721
Capitaland Investment Ltd.	49,910	137,428
Castellum AB (x)	5,027	64,644
Catena AB	588	21,351
Cibus Nordic Real Estate AB	926	14,298
Citycon OYJ*	1,415	9,611
CLS Holdings plc (REIT)	3,048	7,514
Corem Property Group AB, Class B	13,128	14,739
Deutsche EuroShop AG	998	23,190
Deutsche Wohnen SE	962	22,129
Dios Fastigheter AB	1,727	12,006
Entra ASA (m)	1,071	13,525
Fabege AB	4,975	47,007
Fastighets AB Balder, Class B*	11,816	56,661
Grainger plc	14,246	48,788
Grand City Properties SA	1,851	24,990
Helical plc	1,990	9,068
Hiag Immobilien Holding AG	68	5,983
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	250	1,233
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	21,762	109,431
Hufvudstaden AB, Class A	2,095	23,154
Hulic Co. Ltd. (x)	8,088	62,645
Hysan Development Co. Ltd.	11,870	35,760
Intershop Holding AG	22	14,222
Kennedy-Wilson Holdings, Inc.	2,293	43,429
Kojamo OYJ	3,810	65,746
LEG Immobilien SE	1,424	118,053
Mobimo Holding AG (Registered)	136	33,067
NP3 Fastigheter AB	540	10,671
Nyfosa AB	3,549	26,556
Pandox AB*	1,724	19,347
Phoenix Spree Deutschland Ltd.	1,537	5,914
Platzer Fastigheter Holding AB, Class B	1,053	6,819
PSP Swiss Property AG (Registered)	841	93,561
Sagax AB, Class B	3,357	61,997
Samhallsbyggnadsbolaget i Norden AB (x)	21,621	36,045
Shurgard Self Storage SA	490	22,836
Sirius Real Estate Ltd.	21,080	22,895
Swire Properties Ltd.	20,622	51,268
Swiss Prime Site AG (Registered)	1,481	129,977
TAG Immobilien AG	2,466	28,135
Tricon Residential, Inc.	4,732	47,974
Tritax EuroBox plc (m)	15,794	16,501
VGP NV	150	23,918
Vonovia SE	15,206	468,609
Wallenstam AB, Class B	6,528	28,559
Wharf Real Estate Investment Co. Ltd.	30,304	144,472
Wihlborgs Fastigheter AB	5,182	36,271

		2,544,200

Total Real Estate Management & Development		4,560,051

Total Common Stocks (98.4%) (Cost $31,536,395)		32,174,363

CLOSED END FUNDS:
BMO Commercial Property Trust Ltd. (REIT)	9,448	12,847
Picton Property Income Ltd. (The) (REIT)	10,709	11,554
UK Commercial Property REIT Ltd. (REIT)	14,397	13,144

Total Closed End Funds (0.1%) (Cost $41,498)		37,545

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (0.9%)
iShares U.S. Real Estate ETF(x)	1,989	$182,948
Vanguard Global ex-U.S. Real Estate ETF	2,735	121,079

Total Exchange Traded Funds (0.9%) (Cost $342,624)		304,027

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (1.8%)
Deutsche Bank Securities, Inc., 1.45%, dated 6/30/22, due 7/1/22, repurchase price $568,229, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $579,570. (xx)	$568,206	568,206

Total Short-Term Investment (1.8%) (Cost $568,206)		568,206

Total Investments in Securities (101.2%) (Cost $32,488,723)		33,084,141
Other Assets Less Liabilities (-1.2%)		(377,373)

Net Assets (100%)		$32,706,768

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2022, the market value of these securities amounted to $264,612 or 0.8% of net assets.

(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $943,545. This was collateralized by $420,919 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/14/22 – 5/15/52 and by cash of $568,206 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CVA	— Dutch Certification

Country Diversification As a Percentage of Total Net Assets
Australia	3.5%
Austria	0.1
Belgium	1.1
Canada	2.8
Finland	0.2
France	1.2
Germany	2.4
Guernsey	0.0	#
Hong Kong	4.7
Ireland	0.0	#
Israel	0.2
Italy	0.1
Japan	10.0
Netherlands	0.2
New Zealand	0.3
Norway	0.0	#
Singapore	3.6
South Korea	0.1
Spain	0.3
Sweden	1.5
Switzerland	1.0
United Kingdom	4.4
United States	63.5
Cash and Other	(1.2)

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Closed End Funds	$—	$37,545	$—	$37,545
Common Stocks
Health Care	39,430	—	—	39,430
Real Estate	20,771,492	11,363,441	—	32,134,933
Exchange Traded Funds	304,027	—	—	304,027
Short-Term Investment
Repurchase Agreement	—	568,206	—	568,206

Total Assets	$21,114,949	$11,969,192	$—	$33,084,141

Total Liabilities	$—	$—	$—	$—

Total	$21,114,949	$11,969,192	$—	$33,084,141

(a)	A security with a market value of $56,738 transferred from Level 3 to Level 2 at the end of the period due to observable market inputs.

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$7,177,167
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$6,586,990

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,754,030
Aggregate gross unrealized depreciation	(5,355,945)

Net unrealized depreciation	$(601,915)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$33,686,056

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $31,920,517)	$32,515,935
Repurchase Agreements (Cost $568,206)	568,206
Cash	58,612
Foreign cash (Cost $14,301)	14,240
Dividends, interest and other receivables	145,415
Receivable for Portfolio shares sold	12,146
Receivable for securities sold	5,045
Receivable from investment manager	1,095
Securities lending income receivable	225
Other assets	419

Total assets	33,321,338

LIABILITIES
Payable for return of collateral on securities loaned	568,206
Payable for securities purchased	5,053
Payable for Portfolio shares redeemed	3,746
Distribution fees payable – Class IB	3,584
Trustees’ fees payable	15
Accrued expenses	33,966

Total liabilities	614,570

NET ASSETS	$32,706,768

Net assets were comprised of:
Paid in capital	$33,070,149
Total distributable earnings (loss)	(363,381)

Net assets	$32,706,768

Class IB
Net asset value, offering and redemption price per share, $17,053,620 / 2,968,479 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.74

Class K
Net asset value, offering and redemption price per share, $15,653,148 / 2,704,065 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.79

(x)	Includes value of securities on loan of $943,545.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (net of $35,925 foreign withholding tax)	$682,262
Interest	19
Securities lending (net)	2,141

Total income	684,422

EXPENSES
Investment management fees	93,307
Custodian fees	36,472
Professional fees	29,572
Distribution fees – Class IB	23,587
Administrative fees	17,074
Licensing fees	11,906
Printing and mailing expenses	8,864
Trustees’ fees	556
Miscellaneous	5,012

Gross expenses	226,350
Less: Waiver from investment manager	(81,640)

Net expenses	144,710

NET INVESTMENT INCOME (LOSS)	539,712

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(202,652)
Foreign currency transactions	(7,380)

Net realized gain (loss)	(210,032)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(8,909,085)
Foreign currency translations	(1,905)

Net change in unrealized appreciation (depreciation)	(8,910,990)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(9,121,022)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(8,581,310)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$539,712	$773,429
Net realized and unrealized gain (loss)	(210,032)	532,977
Net change in unrealized appreciation (depreciation)	(8,910,990)	7,166,711

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(8,581,310)	8,473,117

Distributions to shareholders:
Class IB	—	(778,325)
Class K	—	(899,638)

Total distributions to shareholders	—	(1,677,963)

Tax return of capital:
Class IB	—	(7,668,043)
Class K	—	(8,431,048)

Total	—	(16,099,091)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 667,613 and 419,705 shares, respectively ]	4,476,942	4,815,978
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,203,618 shares, respectively ]	—	8,446,368
Capital shares repurchased [ (424,902) and (278,326) shares, respectively ]	(2,817,631)	(3,165,904)

Total Class IB transactions	1,659,311	10,096,442

Class K
Capital shares sold [ 15,680 and 84,818 shares, respectively ]	105,481	916,506
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,321,279 shares, respectively ]	—	9,330,686
Capital shares repurchased [ (271,868) and (186,779) shares, respectively ]	(1,805,258)	(2,224,592)

Total Class K transactions	(1,699,777)	8,022,600

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(40,466)	18,119,042

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,621,776)	8,815,105
NET ASSETS:
Beginning of period	41,328,544	32,513,439

End of period	$32,706,768	$41,328,544

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021		2020		2019	2018	2017
Net asset value, beginning of period	$7.24		$10.40		$11.58		$10.03	$11.03	$10.45

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.22	(cc)	0.22	(aa)	0.23	0.31	0.27
Net realized and unrealized gain (loss)	(1.59)		2.28		(1.26)		1.94	(0.89)	0.80

Total from investment operations	(1.50)		2.50		(1.04)		2.17	(0.58)	1.07

Less distributions:
Dividends from net investment income	—		(0.41)		(0.14)		(0.53)	(0.34)	(0.38)
Distributions from net realized gains	—		(2.42)		—		(0.07)	—	(0.09)
Return of capital	—		(2.83)		—		(0.02)	(0.08)	(0.02)

Total dividends and distributions	—		(5.66)		(0.14)		(0.62)	(0.42)	(0.49)

Net asset value, end of period	$5.74		$7.24		$10.40		$11.58	$10.03	$11.03

Total return (b)	(20.72)%		25.80%		(8.98)%		21.75%	(5.46)%	10.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$17,054		$19,746		$14,355		$15,893	$12,114	$13,416
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90%		0.90	%(g)	0.90%		0.90%	0.90%	0.90%
Before waivers and reimbursements (a)(f)	1.34%		1.23	%(g)	1.52%		1.48%	1.40%	1.31%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.80%		1.96	%(dd)	2.31	%(bb)	1.96%	2.84%	2.46%
Before waivers and reimbursements (a)(f)	2.36%		1.62	%(dd)	1.69	%(bb)	1.38%	2.34%	2.05%
Portfolio turnover rate^	18	%(z)	25%		29%		27%	15%	30%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021		2020		2019	2018	2017
Net asset value, beginning of period	$7.29		$10.43		$11.62		$10.06	$11.06	$10.47

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.25	(cc)	0.26	(aa)	0.25	0.34	0.29
Net realized and unrealized gain (loss)	(1.60)		2.29		(1.29)		1.95	(0.89)	0.81

Total from investment operations	(1.50)		2.54		(1.03)		2.20	(0.55)	1.10

Less distributions:
Dividends from net investment income	—		(0.43)		(0.16)		(0.54)	(0.37)	(0.40)
Distributions from net realized gains	—		(2.42)		—		(0.07)	—	(0.09)
Return of capital	—		(2.83)		—		(0.03)	(0.08)	(0.02)

Total dividends and distributions	—		(5.68)		(0.16)		(0.64)	(0.45)	(0.51)

Net asset value, end of period	$5.79		$7.29		$10.43		$11.62	$10.06	$11.06

Total return (b)	(20.58)%		26.17%		(8.82)%		22.08%	(5.21)%	10.56%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$15,653		$21,582		$18,158		$15,792	$14,269	$15,743
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%		0.65	%(g)	0.65%		0.65%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	1.09%		0.98	%(g)	1.29%		1.22%	1.15%	1.07%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.00%		2.18	%(dd)	2.68	%(bb)	2.19%	3.09%	2.68%
Before waivers and reimbursements (a)(f)	2.56%		1.85	%(dd)	2.04	%(bb)	1.62%	2.59%	2.26%
Portfolio turnover rate^	18	%(z)	25%		29%		27%	15%	30%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.20 and $0.24 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.24% lower.
(cc)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.18 and $0.20 for Class IB and Class K respectively.
(dd)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.41% lower.

See Notes to Financial Statements.

1290 VT SMALL CAP VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Energy	20.0%
Industrials	16.4
Financials	16.0
Consumer Discretionary	13.4
Real Estate	10.3
Health Care	5.1
Communication Services	4.1
Consumer Staples	3.5
Materials	3.4
Repurchase Agreements	2.9
Information Technology	2.8
Utilities	2.6
Investment Companies	1.8
Cash and Other	(2.3)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$887.70	$5.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76
Class K
Actual	1,000.00	889.30	4.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.15% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.1%)
Diversified Telecommunication Services (0.3%)
Anterix, Inc.*	1,158	$47,559
ATN International, Inc.	1,560	73,180
Bandwidth, Inc., Class A*	2,705	50,908
Cogent Communications Holdings, Inc.	2,892	175,718
Consolidated Communications Holdings, Inc.*	10,203	71,421
EchoStar Corp., Class A*	14,816	285,949
Globalstar, Inc. (x)*	17,532	21,564
IDT Corp., Class B*	786	19,768
Liberty Latin America Ltd., Class A*	5,041	39,320
Liberty Latin America Ltd., Class C*	23,278	181,335
Radius Global Infrastructure, Inc.*	10,973	167,448

		1,134,170

Entertainment (2.7%)
Cinemark Holdings, Inc.*	3,673	55,169
IMAX Corp.*	3,124	52,764
Lions Gate Entertainment Corp., Class A*	9,496	88,408
Lions Gate Entertainment Corp., Class B*	46,576	411,266
Live Nation Entertainment, Inc.*	96,800	7,993,744
Madison Square Garden Entertainment Corp.*	11,498	605,025
Madison Square Garden Sports Corp.*	2,300	347,300
Marcus Corp. (The)*	3,781	55,846
Playstudios, Inc. (x)*	5,751	24,614
Redbox Entertainment, Inc.*	863	6,386
Skillz, Inc. (x)*	44,414	55,073

		9,695,595

Interactive Media & Services (0.3%)
Bumble, Inc., Class A*	12,844	361,559
Cars.com, Inc. (x)*	8,887	83,804
DHI Group, Inc. (x)*	1,512	7,515
Eventbrite, Inc., Class A*	1,432	14,707
fuboTV, Inc. (x)*	25,924	64,032
Outbrain, Inc. (x)*	5,790	29,124
QuinStreet, Inc.*	6,992	70,339
TrueCar, Inc.*	13,367	34,620
Ziff Davis, Inc.*	5,594	416,921

		1,082,621

Media (0.7%)
Advantage Solutions, Inc.*	12,445	47,291
AMC Networks, Inc., Class A*	10,439	303,984
Audacy, Inc.*	16,312	15,369
Boston Omaha Corp., Class A*	2,861	59,080
Cardlytics, Inc.*	4,839	107,958
Clear Channel Outdoor Holdings, Inc.*	53,813	57,580
Cumulus Media, Inc., Class A*	2,751	21,265
Daily Journal Corp.*	185	47,878
Entravision Communications Corp., Class A	3,575	16,302
EW Scripps Co. (The), Class A*	8,975	111,918
Gannett Co., Inc.*	22,331	64,760
Gray Television, Inc.	7,239	122,267
iHeartMedia, Inc., Class A*	17,818	140,584
Integral Ad Science Holding Corp.*	3,830	38,032
John Wiley & Sons, Inc., Class A	551	26,316
Loyalty Ventures, Inc.*	2,191	7,822
Magnite, Inc.*	19,736	175,256
PubMatic, Inc., Class A (x)*	640	10,170
Scholastic Corp.	4,201	151,110
Stagwell, Inc. (x)*	10,485	56,933
TEGNA, Inc.	33,049	693,037
Thryv Holdings, Inc.*	2,917	65,312
Urban One, Inc. (x)*	1,823	7,802
Urban One, Inc. Class A*	1,443	7,879
WideOpenWest, Inc.*	3,419	62,260

		2,418,165

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	6,711	108,651
KORE Group Holdings, Inc.*	4,580	14,060
Shenandoah Telecommunications Co.	6,925	153,735
Telephone and Data Systems, Inc.	15,073	238,003
United States Cellular Corp.*	2,303	66,695

		581,144

Total Communication Services		14,911,695

Consumer Discretionary (13.4%)
Auto Components (0.6%)
Adient plc*	14,232	421,694
American Axle & Manufacturing Holdings, Inc.*	15,558	117,152
Dana, Inc.	19,450	273,662
Dorman Products, Inc.*	3,700	405,927
Goodyear Tire & Rubber Co. (The)*	41,897	448,717
Modine Manufacturing Co.*	7,214	75,963
Motorcar Parts of America, Inc.*	2,617	34,335
Patrick Industries, Inc.	2,973	154,120
Solid Power, Inc. (x)*	4,890	26,308
Standard Motor Products, Inc.	2,922	131,461
Stoneridge, Inc.*	3,379	57,950

		2,147,289

Automobiles (0.1%)
Cenntro Electric Group Ltd.*	26,350	39,789
Faraday Future Intelligent Electric, Inc.*	6,639	17,261
Lordstown Motors Corp. (x)*	23,510	37,146
Winnebago Industries, Inc.	4,645	225,561
Workhorse Group, Inc. (x)*	1,782	4,633

		324,390

Distributors (0.0%)†
Weyco Group, Inc.(x)	739	18,068

Diversified Consumer Services (0.5%)
2U, Inc.*	11,104	116,259
Adtalem Global Education, Inc.*	6,482	233,157
American Public Education, Inc.*	2,584	41,757
Beachbody Co., Inc. (The) (x)*	12,549	15,059
European Wax Center, Inc., Class A (x)	269	4,740
Frontdoor, Inc.*	12,322	296,714
Graham Holdings Co., Class B	563	319,131
Laureate Education, Inc., Class A	16,601	192,074

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Perdoceo Education Corp.*	9,555	$112,558
PowerSchool Holdings, Inc., Class A*	4,207	50,694
StoneMor, Inc. (x)*	4,542	15,534
Strategic Education, Inc.	3,394	239,548
Vivint Smart Home, Inc. (x)*	11,106	38,649
WW International, Inc.*	7,905	50,513

		1,726,387

Hotels, Restaurants & Leisure (2.1%)
Bally’s Corp.*	5,721	113,161
Biglari Holdings, Inc., Class B*	123	15,092
BJ’s Restaurants, Inc.*	3,325	72,086
Bloomin’ Brands, Inc.	3,583	59,549
Bluegreen Vacations Holding Corp.	1,655	41,309
Bowlero Corp. (x)*	5,510	58,351
Brinker International, Inc.*	730	16,082
Century Casinos, Inc.*	1,090	7,848
Chuy’s Holdings, Inc.*	2,702	53,824
Denny’s Corp.*	2,627	22,802
Dine Brands Global, Inc.	320	20,826
El Pollo Loco Holdings, Inc.*	2,728	26,844
Everi Holdings, Inc.*	5,881	95,919
First Watch Restaurant Group, Inc. (x)*	928	13,382
Full House Resorts, Inc.*	3,300	20,064
Inspirato, Inc.*	1,532	7,093
Inspired Entertainment, Inc.*	1,024	8,817
International Game Technology plc	11,448	212,475
Jack in the Box, Inc.	2,715	152,203
Krispy Kreme, Inc. (x)	7,585	103,156
Life Time Group Holdings, Inc. (x)*	6,062	78,079
Light & Wonder, Inc.*	14,560	684,174
Lindblad Expeditions Holdings, Inc.*	4,154	33,647
Papa John’s International, Inc.	1,383	115,508
RCI Hospitality Holdings, Inc.	170	8,221
Red Rock Resorts, Inc., Class A	4,254	141,913
SeaWorld Entertainment, Inc.*	3,425	151,317
Vacasa, Inc., Class A (x)*	5,956	17,153
Wendy’s Co. (The)	278,300	5,254,304
Xponential Fitness, Inc., Class A*	1,666	20,925

		7,626,124

Household Durables (1.0%)
Aterian, Inc. (x)*	8,026	17,336
Beazer Homes USA, Inc.*	4,103	49,523
Century Communities, Inc.	4,009	180,285
Ethan Allen Interiors, Inc.	3,377	68,249
GoPro, Inc., Class A (x)*	19,044	105,313
Green Brick Partners, Inc.*	3,079	60,256
iRobot Corp.*	542	19,918
KB Home	9,999	284,572
Landsea Homes Corp.*	1,278	8,511
La-Z-Boy, Inc.	6,493	153,949
Legacy Housing Corp.*	1,168	15,242
LGI Homes, Inc.*	2,905	252,445
Lifetime Brands, Inc.	1,765	19,486
M.D.C. Holdings, Inc.	6,552	211,695
M/I Homes, Inc.*	3,411	135,280
Meritage Homes Corp.*	5,064	367,140
Purple Innovation, Inc. (x)*	7,348	22,485
Snap One Holdings Corp. (x)*	2,545	23,338
Taylor Morrison Home Corp.*	14,955	349,349
Traeger, Inc.*	4,543	19,308
Tri Pointe Homes, Inc.*	78,801	1,329,373
Tupperware Brands Corp.*	6,846	43,404
Universal Electronics, Inc.*	1,946	49,759
Vuzix Corp. (x)*	1,148	8,151
Weber, Inc., Class A (x)	4,386	31,623

		3,825,990

Internet & Direct Marketing Retail (0.2%)
1-800-Flowers.com, Inc., Class A*	3,872	36,823
1stdibs.com, Inc. (x)*	3,269	18,601
aka Brands Holding Corp. (x)*	508	1,402
BARK, Inc. (x)*	7,283	9,322
ContextLogic, Inc., Class A (x)*	85,501	136,802
Duluth Holdings, Inc., Class B*	1,230	11,734
Groupon, Inc. (x)*	2,894	32,702
Lands’ End, Inc.*	2,466	26,189
Liquidity Services, Inc.*	1,796	24,138
Overstock.com, Inc. (x)*	6,354	158,913
PetMed Express, Inc. (x)	674	13,413
Porch Group, Inc.*	11,818	30,254
Poshmark, Inc., Class A (x)*	6,717	67,909
Qurate Retail, Inc.	53,041	152,228
RealReal, Inc. (The) (x)*	10,395	25,884
RumbleON, Inc., Class B (x)*	1,510	22,212
Stitch Fix, Inc., Class A*	7,316	36,141
ThredUp, Inc., Class A (x)*	7,413	18,532
Vivid Seats, Inc., Class A (x)	2,626	19,616

		842,815

Leisure Products (0.3%)
Acushnet Holdings Corp.	3,756	156,550
AMMO, Inc. (x)*	12,328	47,463
Callaway Golf Co.*	21,099	430,420
Johnson Outdoors, Inc., Class A	869	53,148
Smith & Wesson Brands, Inc.	6,440	84,557
Solo Brands, Inc., Class A (x)*	3,001	12,184
Sturm Ruger & Co., Inc.	253	16,103
Vinco Ventures, Inc. (x)*	10,836	14,954
Vista Outdoor, Inc.*	8,332	232,463

		1,047,842

Multiline Retail (0.0%)†
Big Lots, Inc. (x)	4,419	92,667
Franchise Group, Inc.	390	13,677

		106,344

Specialty Retail (8.2%)
Aaron’s Co., Inc. (The)	4,725	68,749
Abercrombie & Fitch Co., Class A*	7,431	125,733
Academy Sports & Outdoors, Inc.	12,375	439,808
American Eagle Outfitters, Inc. (x)	23,278	260,248
America’s Car-Mart, Inc.*	861	86,617
Asbury Automotive Group, Inc.*	2,324	393,546
AutoNation, Inc.*	114,700	12,818,872
Bed Bath & Beyond, Inc.*	3,360	16,699
Big 5 Sporting Goods Corp. (x)	3,357	37,632
Buckle, Inc. (The)	513	14,205
Build-A-Bear Workshop, Inc.	588	9,655
Cato Corp. (The), Class A	2,789	32,380
Chico’s FAS, Inc.*	5,089	25,292
Children’s Place, Inc. (The)*	708	27,555
Citi Trends, Inc.*	1,191	28,167
Conn’s, Inc. (x)*	2,149	17,235
Container Store Group, Inc. (The)*	4,456	27,761

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Designer Brands, Inc., Class A	2,452	$32,023
Destination XL Group, Inc.*	4,227	14,330
EVgo, Inc. (x)*	8,679	52,161
Express, Inc.*	9,303	18,234
Foot Locker, Inc.	12,441	314,135
Genesco, Inc.*	1,920	95,827
Group 1 Automotive, Inc.	2,368	402,086
GrowGeneration Corp.*	8,629	30,978
Haverty Furniture Cos., Inc.	2,186	50,671
Hibbett, Inc.	348	15,211
JOANN, Inc. (x)	1,580	12,245
LL Flooring Holdings, Inc.*	4,527	42,418
MarineMax, Inc.*	2,819	101,822
Monro, Inc.	4,739	203,208
National Vision Holdings, Inc.*	11,392	313,280
ODP Corp. (The)*	6,334	191,540
OneWater Marine, Inc., Class A*	1,472	48,650
Party City Holdco, Inc. (x)*	10,291	13,584
Penske Automotive Group, Inc.	117,800	12,332,482
Sally Beauty Holdings, Inc.*	1,110	13,231
Shoe Carnival, Inc.	2,607	56,337
Signet Jewelers Ltd.	6,910	369,409
Sleep Number Corp.*	1,822	56,391
Sonic Automotive, Inc., Class A	3,006	110,110
Sportsman’s Warehouse Holdings, Inc.*	6,149	58,969
Tile Shop Holdings, Inc.	4,902	15,049
Tilly’s, Inc., Class A	3,187	22,373
Torrid Holdings, Inc.*	358	1,547
TravelCenters of America, Inc.*	1,965	67,734
Urban Outfitters, Inc.*	9,937	185,424
Volta, Inc. (x)*	17,549	22,814
Winmark Corp.	399	78,032
Zumiez, Inc.*	2,362	61,412

		29,833,871

Textiles, Apparel & Luxury Goods (0.4%)
Allbirds, Inc., Class A (x)*	10,970	43,112
Ermenegildo Zegna Holditalia SpA (x)*	5,880	62,034
Fossil Group, Inc.*	6,700	34,639
G-III Apparel Group Ltd.*	6,615	133,821
Movado Group, Inc.	27,362	846,307
Oxford Industries, Inc.	715	63,449
PLBY Group, Inc. (x)*	4,465	28,576
Rocky Brands, Inc.	906	30,967
Superior Group of Cos., Inc.	1,760	31,240
Unifi, Inc.*	1,941	27,291

		1,301,436

Total Consumer Discretionary		48,800,556

Consumer Staples (3.5%)
Beverages (0.4%)
Crimson Wine Group Ltd.*	177,800	1,269,492
Primo Water Corp.	23,435	313,560
Vintage Wine Estates, Inc. (x)*	3,776	29,680

		1,612,732

Food & Staples Retailing (0.3%)
Andersons, Inc. (The)	4,674	154,195
Chefs’ Warehouse, Inc. (The)*	1,547	60,163
HF Foods Group, Inc.*	5,057	26,398
Ingles Markets, Inc., Class A	2,087	181,047
Natural Grocers by Vitamin Cottage, Inc.	270	4,306
PriceSmart, Inc. (x)	1,320	94,552
Rite Aid Corp. (x)*	4,374	29,481
SpartanNash Co.	5,178	156,220
United Natural Foods, Inc.*	8,032	316,461
Village Super Market, Inc., Class A	1,218	27,783
Weis Markets, Inc.	2,401	178,970

		1,229,576

Food Products (0.7%)
Alico, Inc.	13,340	475,304
AppHarvest, Inc. (x)*	10,182	35,535
B&G Foods, Inc. (x)	10,057	239,155
Benson Hill, Inc. (x)*	12,373	33,902
Cal-Maine Foods, Inc.	472	23,322
Fresh Del Monte Produce, Inc.	4,457	131,615
Hain Celestial Group, Inc. (The)*	11,321	268,761
Hostess Brands, Inc.*	20,105	426,427
John B Sanfilippo & Son, Inc.	497	36,028
Lancaster Colony Corp.	485	62,458
Landec Corp.*	3,740	37,288
Mission Produce, Inc.*	5,133	73,145
Sanderson Farms, Inc.	461	99,359
Seneca Foods Corp., Class A*	868	48,209
Sovos Brands, Inc.*	1,291	20,488
SunOpta, Inc.*	1,061	8,255
Tattooed Chef, Inc.*	1,169	7,365
Tootsie Roll Industries, Inc.	302	10,676
TreeHouse Foods, Inc.*	7,582	317,079
Utz Brands, Inc.	1,118	15,451
Whole Earth Brands, Inc.*	6,062	37,584

		2,407,406

Household Products (0.1%)
Central Garden & Pet Co.*	879	37,287
Central Garden & Pet Co., Class A*	3,920	156,839

		194,126

Personal Products (1.9%)
Beauty Health Co. (The) (x)*	1,680	21,605
Edgewell Personal Care Co.	7,981	275,504
Herbalife Nutrition Ltd.*	5,086	104,009
Honest Co., Inc. (The)*	9,040	26,397
Inter Parfums, Inc.	85,900	6,275,854
Nature’s Sunshine Products, Inc.*	2,123	22,652
Nu Skin Enterprises, Inc., Class A	4,461	193,161

		6,919,182

Tobacco (0.1%)
Universal Corp.	3,522	213,081
Vector Group Ltd.	17,954	188,517

		401,598

Total Consumer Staples		12,764,620

Energy (20.0%)
Energy Equipment & Services (1.1%)
Archrock, Inc.	20,633	170,635
Borr Drilling Ltd. (x)*	10,962	50,535
Bristow Group, Inc.*	3,538	82,789
Diamond Offshore Drilling, Inc. (x)*	15,292	90,070
DMC Global, Inc. (x)*	2,124	38,296

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Dril-Quip, Inc.*	5,214	$134,521
Expro Group Holdings NV*	11,629	133,966
Helix Energy Solutions Group, Inc.*	21,103	65,419
Helmerich & Payne, Inc.	15,095	649,991
Nabors Industries Ltd.*	226	30,261
National Energy Services Reunited Corp.*	5,479	37,148
Newpark Resources, Inc.*	13,014	40,213
Noble Corp. (x)*	4,771	120,945
Oceaneering International, Inc.*	2,294	24,500
Oil States International, Inc.*	10,372	56,216
Patterson-UTI Energy, Inc.	10,594	166,961
ProPetro Holding Corp.*	13,515	135,150
Select Energy Services, Inc., Class A*	11,616	79,221
Subsea 7 SA (ADR)	173,200	1,380,404
TerraVest Industries, Inc. (x)	16,600	296,355
Tidewater, Inc.*	5,761	121,500
US Silica Holdings, Inc.*	9,343	106,697

		4,011,793

Oil, Gas & Consumable Fuels (18.9%)
Aemetis, Inc. (x)*	5,414	26,583
Alto Ingredients, Inc.*	12,602	46,753
Amplify Energy Corp.*	2,402	15,709
Archaea Energy, Inc.*	5,736	89,080
Ardmore Shipping Corp.*	5,249	36,586
Berry Corp.	10,762	82,006
California Resources Corp.	11,424	439,824
Callon Petroleum Co.*	1,403	54,998
Centennial Resource Development, Inc., Class A*	26,391	157,818
Centrus Energy Corp., Class A (x)*	1,373	33,982
Civitas Resources, Inc.	10,826	566,092
Clean Energy Fuels Corp.*	24,995	111,978
CNX Resources Corp.*	26,894	442,675
CONSOL Energy, Inc.*	463	22,863
DHT Holdings, Inc.	21,261	130,330
Dorian LPG Ltd.	4,758	72,322
Energy Fuels, Inc. (x)*	5,513	27,069
Equitrans Midstream Corp.	45,928	292,102
Excelerate Energy, Inc., Class A (x)*	2,621	52,210
FLEX LNG Ltd. (x)	4,250	116,407
Frontline Ltd.*	18,656	165,292
Gevo, Inc. (x)*	31,516	74,063
Golar LNG Ltd.*	13,796	313,859
Green Plains, Inc.*	5,254	142,751
International Seaways, Inc.	7,347	155,756
Kinetik Holdings, Inc. (x)	2,260	77,156
Murphy Oil Corp.	12,110	365,601
NACCO Industries, Inc., Class A	809	30,661
NextDecade Corp. (x)*	1,724	7,655
Nordic American Tankers Ltd. (x)	28,076	59,802
Northern Oil and Gas, Inc.	1,752	44,256
PBF Energy, Inc., Class A*	10,956	317,943
Peabody Energy Corp.*	17,431	371,803
Permian Basin Royalty Trust	25,900	428,645
PrairieSky Royalty Ltd.	91,300	1,149,761
REX American Resources Corp.*	776	65,805
Riley Exploration Permian, Inc. (x)	874	21,133
Ring Energy, Inc. (x)*	10,201	27,135
Scorpio Tankers, Inc.	7,267	250,784
SFL Corp. Ltd.	17,478	165,866
Teekay Corp. (x)*	10,136	29,192
Teekay Tankers Ltd., Class A*	3,320	58,532
Texas Pacific Land Corp.	41,255	61,388,265
Ur-Energy, Inc. (x)*	10,702	11,344
Vertex Energy, Inc. (x)*	1,092	11,488
W&T Offshore, Inc.*	4,120	17,798
Whiting Petroleum Corp.	4,496	305,863
World Fuel Services Corp.	9,105	186,288

		69,061,884

Total Energy		73,073,677

Financials (15.9%)
Banks (8.0%)
1st Source Corp.	2,574	116,860
ACNB Corp. (x)	1,232	36,578
Allegiance Bancshares, Inc.	2,693	101,688
Amalgamated Financial Corp.	2,405	47,571
Amerant Bancorp, Inc.	4,192	117,879
American National Bankshares, Inc.	1,738	60,152
Ameris Bancorp	9,224	370,620
Arrow Financial Corp.	2,303	73,258
Associated Banc-Corp.	22,567	412,073
Atlantic Union Bankshares Corp.	11,348	384,924
Banc of California, Inc.	8,434	148,607
BancFirst Corp.	1,220	116,766
Bancorp, Inc. (The)*	3,535	69,003
Bank First Corp. (x)	1,017	77,099
Bank of Marin Bancorp	2,586	82,183
Bank of NT Butterfield & Son Ltd. (The)	7,196	224,443
BankUnited, Inc.	11,489	408,664
Bankwell Financial Group, Inc.	987	30,646
Banner Corp.	4,812	270,483
Bar Harbor Bankshares	2,508	64,857
BayCom Corp.	1,689	34,928
BCB Bancorp, Inc. (x)	2,155	36,700
Berkshire Hills Bancorp, Inc.	6,776	167,841
Blue Ridge Bankshares, Inc. (x)	3,062	46,910
Brookline Bancorp, Inc.	10,759	143,202
Business First Bancshares, Inc.	3,542	75,480
Byline Bancorp, Inc.	3,907	92,987
Cadence Bank	22,271	522,923
Cambridge Bancorp	1,116	92,293
Camden National Corp.	2,327	102,504
Capital Bancorp, Inc.	1,437	31,183
Capital City Bank Group, Inc.	2,046	57,063
Capstar Financial Holdings, Inc.	3,438	67,454
Carter Bankshares, Inc.*	3,608	47,626
Cathay General Bancorp	10,883	426,069
CBTX, Inc.	3,040	80,834
Central Pacific Financial Corp.	3,611	77,456
Citizens & Northern Corp.	2,579	62,334
City Holding Co.	1,945	155,367
Civista Bancshares, Inc.	2,547	54,149
CNB Financial Corp.	2,736	66,184
Colony Bankcorp, Inc.	2,865	43,233
Columbia Banking System, Inc.	10,804	309,535
Community Bank System, Inc.	7,502	474,727
Community Trust Bancorp, Inc.	2,476	100,129
ConnectOne Bancorp, Inc.	5,703	139,438
CrossFirst Bankshares, Inc. (x)*	6,888	90,922
Customers Bancorp, Inc.*	4,530	153,567

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
CVB Financial Corp.	18,843	$467,495
Dime Community Bancshares, Inc.	5,227	154,981
Eagle Bancorp, Inc.	4,439	210,453
Eastern Bankshares, Inc.	19,343	357,072
Enterprise Bancorp, Inc.	1,543	49,669
Enterprise Financial Services Corp.	5,426	225,179
Equity Bancshares, Inc., Class A	2,342	68,293
Esquire Financial Holdings, Inc. (x)	249	8,292
Farmers & Merchants Bancorp, Inc. (x)	1,261	41,853
Farmers National Banc Corp.	5,236	78,540
FB Financial Corp.	5,462	214,220
Financial Institutions, Inc.	2,385	62,058
First Bancorp (Nasdaq Stock Exchange)	4,832	168,637
First Bancorp (Quotrix Stock Exchange)	26,714	344,878
First Bancorp, Inc. (The)	1,722	51,884
First Bancshares, Inc. (The)	3,208	91,749
First Bank	2,398	33,524
First Busey Corp.	7,835	179,030
First Business Financial Services, Inc.	1,251	39,019
First Commonwealth Financial Corp.	13,271	178,097
First Community Bankshares, Inc.	2,714	79,819
First Financial Bancorp	13,043	253,034
First Financial Corp.	1,841	81,924
First Foundation, Inc.	7,805	159,846
First Guaranty Bancshares, Inc. (x)	814	19,788
First Internet Bancorp	1,303	47,976
First Interstate BancSystem, Inc., Class A	14,106	537,580
First Merchants Corp.	8,715	310,428
First Mid Bancshares, Inc.	2,925	104,335
First of Long Island Corp. (The)	3,780	66,263
First Western Financial, Inc. (x)*	1,074	29,202
Five Star Bancorp (x)	1,409	37,226
Flushing Financial Corp.	4,551	96,754
Fulton Financial Corp.	23,242	335,847
FVCBankcorp, Inc. (x)*	1,867	35,156
German American Bancorp, Inc.	4,346	148,546
Glacier Bancorp, Inc.	14,503	687,732
Great Southern Bancorp, Inc.	1,568	91,822
Guaranty Bancshares, Inc.	1,463	53,034
Hancock Whitney Corp.	12,960	574,517
Hanmi Financial Corp.	4,043	90,725
HarborOne Bancorp, Inc.	7,376	101,715
HBT Financial, Inc.	1,775	31,719
Heartland Financial USA, Inc.	6,289	261,245
Heritage Commerce Corp. (x)	9,030	96,531
Heritage Financial Corp.	4,651	117,019
Hilltop Holdings, Inc.	9,406	250,764
Home BancShares, Inc.	28,579	593,586
HomeStreet, Inc.	2,599	90,107
HomeTrust Bancshares, Inc.	1,965	49,125
Hope Bancorp, Inc.	15,473	214,146
Horizon Bancorp, Inc.	6,455	112,446
Independent Bank Corp.	3,254	62,737
Independent Bank Corp./MA	6,351	504,460
Independent Bank Group, Inc.	5,443	369,634
International Bancshares Corp.	8,268	331,381
John Marshall Bancorp, Inc. (x)	1,617	36,447
Lakeland Bancorp, Inc.	9,565	139,840
Lakeland Financial Corp.	400	26,568
Live Oak Bancshares, Inc.	1,085	36,771
Macatawa Bank Corp.	4,849	42,865
Mercantile Bank Corp.	2,475	79,076
Meta Financial Group, Inc.	2,862	110,674
Metrocity Bankshares, Inc.	2,081	42,265
Metropolitan Bank Holding Corp.*	1,462	101,492
Mid Penn Bancorp, Inc.	2,439	65,780
Midland States Bancorp, Inc.	3,364	80,871
MidWestOne Financial Group, Inc.	2,383	70,823
MVB Financial Corp.	1,649	51,300
National Bank Holdings Corp., Class A	3,842	147,033
NBT Bancorp, Inc.	5,894	221,555
Nicolet Bankshares, Inc.*	1,733	125,365
Northeast Bank (x)	1,029	37,589
Northwest Bancshares, Inc.	16,981	217,357
OceanFirst Financial Corp.	8,843	169,167
OFG Bancorp	6,813	173,050
Old National Bancorp	44,019	651,041
Old Second Bancorp, Inc.	6,417	85,859
Origin Bancorp, Inc.	3,548	137,662
Orrstown Financial Services, Inc.	1,813	43,820
Pacific Premier Bancorp, Inc.	11,005	321,786
Park National Corp.	2,125	257,656
Parke Bancorp, Inc.	1,562	32,740
PCB Bancorp	1,807	33,755
Peapack-Gladstone Financial Corp.	2,680	79,596
Peoples Bancorp, Inc.	4,330	115,178
Peoples Financial Services Corp.	1,115	62,262
Preferred Bank	1,427	97,065
Premier Financial Corp.	5,582	141,504
Primis Financial Corp.	3,642	49,640
Professional Holding Corp., Class A*	1,600	32,080
QCR Holdings, Inc.	2,551	137,728
RBB Bancorp	2,628	54,321
Red River Bancshares, Inc.	673	36,396
Renasant Corp.	7,701	221,866
Republic Bancorp, Inc., Class A	1,488	71,796
Republic First Bancorp, Inc.*	5,958	22,700
S&T Bancorp, Inc.	5,122	140,496
Sandy Spring Bancorp, Inc.	6,773	264,621
Seacoast Banking Corp. of Florida	7,805	257,877
Shore Bancshares, Inc.	2,573	47,600
Sierra Bancorp	2,425	52,695
Silvergate Capital Corp., Class A*	980	52,459
Simmons First National Corp., Class A	17,188	365,417
SmartFinancial, Inc.	2,667	64,435
South Plains Financial, Inc. (x)	1,797	43,380
Southern First Bancshares, Inc.*	1,320	57,539
Southside Bancshares, Inc.	4,265	159,596
SouthState Corp.	11,215	865,237
Stock Yards Bancorp, Inc.	768	45,942
Summit Financial Group, Inc.	1,661	46,143
Texas Capital Bancshares, Inc.*	7,692	404,907
Third Coast Bancshares, Inc.*	1,811	39,661
Tompkins Financial Corp.	2,012	145,065
Towne Bank	10,280	279,102
TriCo Bancshares	4,883	222,860
Triumph Bancorp, Inc.*	2,193	137,194
Trustmark Corp.	8,198	239,300
UMB Financial Corp.	6,620	569,982
United Bankshares, Inc.	19,625	688,249
United Community Banks, Inc.	14,384	434,253

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Unity Bancorp, Inc.	1,108	$29,340
Univest Financial Corp.	4,533	115,320
USCB Financial Holdings, Inc. (x)*	1,563	18,037
Valley National Bancorp	64,632	672,819
Veritex Holdings, Inc.	5,735	167,806
Washington Federal, Inc.	9,882	296,658
Washington Trust Bancorp, Inc.	2,735	132,292
WesBanco, Inc.	8,599	272,674
West BanCorp, Inc.	2,312	56,274
Westamerica Bancorp	2,974	165,533

		29,233,586

Capital Markets (3.3%)
Artisan Partners Asset Management, Inc., Class A	3,246	115,460
AssetMark Financial Holdings, Inc.*	3,067	57,568
Associated Capital Group, Inc., Class A‡	158,158	5,666,801
Bakkt Holdings, Inc. (x)*	9,199	19,318
BGC Partners, Inc., Class A	47,672	160,655
Brightsphere Investment Group, Inc.	548	9,869
Cohen & Steers, Inc.	9,000	572,310
Cowen, Inc., Class A	4,050	95,944
Donnelley Financial Solutions, Inc.*	4,464	130,751
Federated Hermes, Inc.	24,800	788,392
Galaxy Digital Holdings Ltd. (x)*	74,400	279,173
GAMCO Investors, Inc., Class A	112,064	2,342,138
GCM Grosvenor, Inc., Class A	700	4,795
Manning & Napier, Inc.	1,414	17,633
MarketWise, Inc. (x)*	2,252	8,107
Moelis & Co., Class A	4,991	196,396
Onex Corp.	13,100	651,201
Oppenheimer Holdings, Inc., Class A	1,421	46,950
OTC Markets Group, Inc., Class A	100	5,700
Perella Weinberg Partners	1,213	7,072
Piper Sandler Cos.	2,567	290,995
Sculptor Capital Management, Inc.	2,082	17,385
StoneX Group, Inc.*	2,258	176,282
Urbana Corp.	1,800	5,579
Value Line, Inc.	371	24,504
Victory Capital Holdings, Inc., Class A	1,742	41,982
Virtus Investment Partners, Inc.	929	158,878

		11,891,838

Consumer Finance (0.5%)
Atlanticus Holdings Corp.*	728	25,604
Consumer Portfolio Services, Inc.*	2,142	21,956
Curo Group Holdings Corp.	1,431	7,913
Encore Capital Group, Inc.*	3,544	204,737
Enova International, Inc.*	4,704	135,569
EZCORP, Inc., Class A*	6,949	52,187
FirstCash Holdings, Inc.	2,898	201,440
Green Dot Corp., Class A*	6,494	163,064
LendingClub Corp.*	14,347	167,716
Moneylion, Inc.*	20,787	27,439
Navient Corp.	17,583	245,986
Nelnet, Inc., Class A	2,192	186,868
Oportun Financial Corp.*	4,041	33,419
OppFi, Inc. (x)*	2,536	8,344
PRA Group, Inc.*	5,753	209,179
PROG Holdings, Inc.*	6,904	113,916
Regional Management Corp.	1,167	43,611
Sunlight Financial Holdings, Inc. (x)*	3,603	10,629
World Acceptance Corp. (x)*	189	21,213

		1,880,790

Diversified Financial Services (0.3%)
Alerus Financial Corp.	2,598	61,858
A-Mark Precious Metals, Inc.	2,536	81,786
Banco Latinoamericano de Comercio Exterior SA, Class E	4,370	57,990
Cannae Holdings, Inc.*	11,514	222,681
Compass Diversified Holdings	9,002	192,823
Jackson Financial, Inc., Class A	11,270	301,472
Morgan Group Holding Co. (x)*	4,238	5,298
SWK Holdings Corp. (x)*	438	7,652

		931,560

Insurance (1.3%)
Ambac Financial Group, Inc.*	6,758	76,703
American Equity Investment Life Holding Co.	11,455	418,909
AMERISAFE, Inc.	2,801	145,680
Argo Group International Holdings Ltd.	4,743	174,827
Bright Health Group, Inc. (x)*	27,989	50,940
CNO Financial Group, Inc.	17,501	316,593
Crawford & Co., Class A	2,514	19,609
Donegal Group, Inc., Class A	2,131	36,334
eHealth, Inc.*	2,421	22,588
Employers Holdings, Inc.	3,931	164,670
Enstar Group Ltd.*	1,751	374,679
Genworth Financial, Inc., Class A*	71,301	251,693
Goosehead Insurance, Inc., Class A (x)	378	17,263
Greenlight Capital Re Ltd., Class A*	3,839	29,675
Hippo Holdings, Inc. (x)*	36,327	31,917
Horace Mann Educators Corp.	5,839	224,101
Investors Title Co.	162	25,416
James River Group Holdings Ltd.	4,733	117,284
Lemonade, Inc. (x)*	5,850	106,821
MBIA, Inc.*	7,104	87,734
Mercury General Corp.	4,159	184,244
National Western Life Group, Inc., Class A	371	75,202
NI Holdings, Inc. (x)*	1,349	22,164
Oscar Health, Inc., Class A*	17,247	73,300
ProAssurance Corp.	7,537	178,099
Root, Inc., Class A (x)*	20,019	23,823
Safety Insurance Group, Inc.	2,035	197,598
Selective Insurance Group, Inc.	8,931	776,461
Selectquote, Inc. (x)*	19,204	47,626
SiriusPoint Ltd.*	12,508	67,793
Stewart Information Services Corp.	3,643	181,239
Tiptree, Inc.	3,363	35,715
Trean Insurance Group, Inc.*	3,696	23,026
United Fire Group, Inc.	3,109	106,421
Universal Insurance Holdings, Inc.	3,150	41,045

		4,727,192

Mortgage Real Estate Investment Trusts (REITs) (1.3%)
AFC Gamma, Inc. (REIT)	2,133	32,699
Angel Oak Mortgage, Inc. (REIT) (x)	2,136	27,683
Apollo Commercial Real Estate Finance, Inc. (REIT)	20,927	218,478

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Arbor Realty Trust, Inc. (REIT)	23,114	$303,025
Ares Commercial Real Estate Corp. (REIT)	6,813	83,323
ARMOUR Residential REIT, Inc. (REIT)(x)	16,044	112,950
Blackstone Mortgage Trust, Inc. (REIT), Class A(x)	25,323	700,687
BrightSpire Capital, Inc. (REIT)	13,729	103,654
Broadmark Realty Capital, Inc. (REIT)	19,975	134,032
Chicago Atlantic Real Estate Finance, Inc. (REIT)	1,234	18,584
Chimera Investment Corp. (REIT)	36,168	319,002
Claros Mortgage Trust, Inc. (REIT) (x)	13,734	230,045
Dynex Capital, Inc. (REIT)	5,308	84,503
Ellington Financial, Inc. (REIT) (x)	8,217	120,543
Franklin BSP Realty Trust, Inc. (REIT) (x)	11,605	156,435
Granite Point Mortgage Trust, Inc. (REIT)	7,417	70,981
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)(x)	11,922	451,367
Invesco Mortgage Capital, Inc. (REIT)(x)	5,101	74,887
KKR Real Estate Finance Trust, Inc. (REIT)	7,388	128,921
Ladder Capital Corp. (REIT)	16,200	170,748
MFA Financial, Inc. (REIT)	15,451	166,098
New York Mortgage Trust, Inc. (REIT)	56,662	156,387
Nexpoint Real Estate Finance, Inc. (REIT)(x)	1,082	21,932
Orchid Island Capital, Inc. (REIT) (x)	24,717	70,443
PennyMac Mortgage Investment Trust (REIT) (x)‡	11,056	152,905
Ready Capital Corp. (REIT)	10,739	128,009
Redwood Trust, Inc. (REIT) (x)	18,142	139,875
TPG RE Finance Trust, Inc. (REIT)	9,831	88,577
Two Harbors Investment Corp. (REIT)	50,890	253,432

		4,720,205

Thrifts & Mortgage Finance (1.2%)
Axos Financial, Inc.*	7,632	273,607
Blue Foundry Bancorp (x)*	3,702	44,387
Bridgewater Bancshares, Inc.*	2,410	38,897
Capitol Federal Financial, Inc.	17,709	162,569
Columbia Financial, Inc.*	3,752	81,831
Enact Holdings, Inc. (x)	4,448	95,543
Essent Group Ltd.	15,828	615,709
Federal Agricultural Mortgage Corp., Class C	1,293	126,261
Finance of America Cos., Inc., Class A*	7,253	11,387
Flagstar Bancorp, Inc.	7,179	254,496
Hingham Institution For Savings (The)	226	64,132
Home Bancorp, Inc.	1,281	43,721
Home Point Capital, Inc. (x)	915	3,587
Kearny Financial Corp.	9,712	107,900
Luther Burbank Corp.	2,594	33,852
Merchants Bancorp	2,709	61,413
Mr Cooper Group, Inc.*	10,802	396,865
NMI Holdings, Inc., Class A*	11,938	198,768
Northfield Bancorp, Inc.	6,235	81,242
PCSB Financial Corp.	2,244	42,838
PennyMac Financial Services, Inc.‡	4,471	195,427
Pioneer Bancorp, Inc.*	1,872	18,346
Provident Bancorp, Inc.	2,256	35,419
Provident Financial Services, Inc.	9,990	222,377
Radian Group, Inc.	26,107	513,003
Southern Missouri Bancorp, Inc.	1,311	59,336
Sterling Bancorp, Inc.*	2,729	15,555
TrustCo Bank Corp.	2,656	81,911
Velocity Financial, Inc.*	1,217	13,375
Walker & Dunlop, Inc.	1,441	138,826
Waterstone Financial, Inc.	3,471	59,181
WSFS Financial Corp.	8,769	351,549

		4,443,310

Total Financials		57,828,481

Health Care (5.1%)
Biotechnology (2.7%)
2seventy bio, Inc. (x)*	5,333	70,396
4D Molecular Therapeutics, Inc.*	4,517	31,529
Adagio Therapeutics, Inc. (x)*	7,088	23,249
Adicet Bio, Inc. (x)*	3,872	56,531
ADMA Biologics, Inc. (x)*	14,325	28,364
Aerovate Therapeutics, Inc. (x)*	1,247	19,491
Affimed NV*	2,070	5,734
Agios Pharmaceuticals, Inc.*	8,366	185,474
Akero Therapeutics, Inc.*	3,701	34,974
Allogene Therapeutics, Inc.*	11,964	136,390
Allovir, Inc. (x)*	4,368	17,035
Alpine Immune Sciences, Inc.*	1,103	9,387
ALX Oncology Holdings, Inc. (x)*	3,091	25,006
AnaptysBio, Inc. (x)*	2,987	60,636
Anika Therapeutics, Inc.*	2,302	51,381
Arbutus Biopharma Corp. (x)*	7,138	19,344
Arcellx, Inc.*	1,367	24,715
Arcturus Therapeutics Holdings, Inc.*	338	5,320
Arcus Biosciences, Inc.*	7,632	193,395
Atara Biotherapeutics, Inc.*	12,203	95,061
Avidity Biosciences, Inc.*	7,438	108,074
BioCryst Pharmaceuticals, Inc.*	8,321	88,036
Biohaven Pharmaceutical Holding Co. Ltd.*	3,493	508,965
Bioxcel Therapeutics, Inc. (x)*	2,724	35,957
Bluebird Bio, Inc.*	10,995	45,519
Bridgebio Pharma, Inc.(x)*	5,753	52,237
C4 Therapeutics, Inc. (x)*	6,058	45,677
Caribou Biosciences, Inc.*	7,657	41,578
Celldex Therapeutics, Inc.*	5,383	145,126
Century Therapeutics, Inc. (x)*	2,793	23,461
ChemoCentryx, Inc.*	2,396	59,373
Chimerix, Inc.*	5,292	11,007
Chinook Therapeutics, Inc.*	6,334	110,782
Cogent Biosciences, Inc. (x)*	6,355	57,322
Crinetics Pharmaceuticals, Inc.*	6,725	125,421
CTI BioPharma Corp. (x)*	10,733	64,076
Cullinan Oncology, Inc. (x)*	4,261	54,626
Cytokinetics, Inc.*	1,141	44,830
Day One Biopharmaceuticals, Inc. (x)*	3,345	59,875
Deciphera Pharmaceuticals, Inc.*	4,626	60,832
Design Therapeutics, Inc. (x)*	4,864	68,096
Dyne Therapeutics, Inc. (x)*	4,932	33,883
Editas Medicine, Inc.*	10,402	123,056
Eiger BioPharmaceuticals, Inc.*	571	3,597
Emergent BioSolutions, Inc.*	7,532	233,793
Enanta Pharmaceuticals, Inc.*	2,603	123,044
Enochian Biosciences, Inc. (x)*	2,749	5,306

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EQRx, Inc. (x)*	20,755	$97,341
Erasca, Inc. (x)*	9,227	51,394
FibroGen, Inc.*	1,730	18,269
Forma Therapeutics Holdings, Inc.*	5,876	40,486
Generation Bio Co.*	6,661	43,696
Geron Corp. (x)*	15,238	23,619
HilleVax, Inc. (x)*	1,429	15,619
Icosavax, Inc. (x)*	3,085	17,677
Ideaya Biosciences, Inc.*	5,082	70,132
IGM Biosciences, Inc. (x)*	439	7,915
Imago Biosciences, Inc. (x)*	1,752	23,459
ImmunityBio, Inc. (x)*	2,783	10,353
ImmunoGen, Inc.*	15,654	70,443
Immunovant, Inc.*	5,529	21,563
Inovio Pharmaceuticals, Inc. (x)*	33,088	57,242
Instil Bio, Inc. (x)*	9,993	46,168
Intellia Therapeutics, Inc.*	3,903	202,019
Iovance Biotherapeutics, Inc.*	22,495	248,345
iTeos Therapeutics, Inc.*	3,424	70,534
Janux Therapeutics, Inc.*	2,369	28,925
Jounce Therapeutics, Inc.*	6,839	20,722
KalVista Pharmaceuticals, Inc.*	3,487	34,312
Keros Therapeutics, Inc.*	201	5,554
Kezar Life Sciences, Inc.*	6,781	56,079
Kiniksa Pharmaceuticals Ltd., Class A*	210	2,035
Kinnate Biopharma, Inc. (x)*	4,244	53,517
Kodiak Sciences, Inc.*	4,785	36,557
Kronos Bio, Inc.*	6,729	24,494
Krystal Biotech, Inc.*	2,086	136,967
Kura Oncology, Inc.*	9,437	172,980
Kymera Therapeutics, Inc.*	5,720	112,627
Lexicon Pharmaceuticals, Inc. (x)*	6,030	11,216
Ligand Pharmaceuticals, Inc.*	1,986	177,191
Lyell Immunopharma, Inc. (x)*	25,882	168,751
MacroGenics, Inc.*	8,732	25,759
MannKind Corp. (x)*	32,866	125,219
MeiraGTx Holdings plc*	3,901	29,531
Mersana Therapeutics, Inc.*	12,562	58,036
MiMedx Group, Inc. (x)*	16,142	56,013
Monte Rosa Therapeutics, Inc. (x)*	4,083	39,483
Morphic Holding, Inc.*	546	11,848
Myriad Genetics, Inc.*	11,896	216,150
Nkarta, Inc.*	4,676	57,608
Nurix Therapeutics, Inc.*	6,761	85,662
Nuvalent, Inc., Class A (x)*	2,359	31,988
Pardes Biosciences, Inc.*	3,881	11,915
PepGen, Inc.*	874	8,679
PMV Pharmaceuticals, Inc. (x)*	5,697	81,182
Point Biopharma Global, Inc. (x)*	1,106	7,532
Praxis Precision Medicines, Inc. (x)*	4,336	10,623
Precigen, Inc.*	1,719	2,303
Protagonist Therapeutics, Inc.*	6,636	52,491
PTC Therapeutics, Inc.*	2,571	102,994
Rallybio Corp. (x)*	1,053	7,950
RAPT Therapeutics, Inc.*	1,137	20,750
Recursion Pharmaceuticals, Inc., Class A (x)*	18,447	150,159
REGENXBIO, Inc.*	5,992	148,002
Relay Therapeutics, Inc. (x)*	10,547	176,662
Replimune Group, Inc.*	4,290	74,989
REVOLUTION Medicines, Inc.*	8,170	159,233
Rocket Pharmaceuticals, Inc.*	6,717	92,426
Sage Therapeutics, Inc.*	7,807	252,166
Sana Biotechnology, Inc. (x)*	12,844	82,587
Sangamo Therapeutics, Inc.*	18,226	75,456
Sorrento Therapeutics, Inc. (x)*	48,972	98,434
SpringWorks Therapeutics, Inc. (x)*	4,241	104,413
Stoke Therapeutics, Inc. (x)*	3,159	41,730
Sutro Biopharma, Inc.*	7,574	39,461
Syndax Pharmaceuticals, Inc.*	5,697	109,610
Talaris Therapeutics, Inc. (x)*	3,043	13,724
Tango Therapeutics, Inc. (x)*	6,547	29,658
Tenaya Therapeutics, Inc. (x)*	3,817	21,490
Travere Therapeutics, Inc.*	834	20,208
Turning Point Therapeutics, Inc.*	6,016	452,704
Twist Bioscience Corp.*	2,633	92,050
Tyra Biosciences, Inc. (x)*	1,741	12,448
Vanda Pharmaceuticals, Inc.*	8,325	90,742
Vaxart, Inc. (x)*	14,087	49,305
VBI Vaccines, Inc.*	26,766	21,640
Vera Therapeutics, Inc. (x)*	188	2,559
Veracyte, Inc.*	10,802	214,960
Verve Therapeutics, Inc. (x)*	4,527	69,173
Vir Biotechnology, Inc.*	10,815	275,458
Viridian Therapeutics, Inc. (x)*	920	10,644
VistaGen Therapeutics, Inc. (x)*	4,447	3,913
Xencor, Inc.*	8,545	233,877
Zentalis Pharmaceuticals, Inc. (x)*	302	8,486

		9,877,245

Health Care Equipment & Supplies (0.6%)
Alphatec Holdings, Inc.*	903	5,906
AngioDynamics, Inc.*	5,275	102,071
Artivion, Inc.*	888	16,765
AtriCure, Inc.*	2,452	100,189
Avanos Medical, Inc.*	7,009	191,626
BioLife Solutions, Inc.*	4,472	61,758
Bioventus, Inc., Class A*	4,458	30,404
Butterfly Network, Inc. (x)*	19,113	58,677
Cardiovascular Systems, Inc.*	2,963	42,549
CryoPort, Inc.*	1,152	35,689
Cue Health, Inc. (x)*	15,605	49,936
Embecta Corp.*	1,136	28,764
Enovis Corp.*	2,933	161,315
Figs, Inc., Class A*	2,803	25,535
Inari Medical, Inc.*	631	42,902
Inogen, Inc.*	3,384	81,825
Integer Holdings Corp.*	4,935	348,707
LivaNova plc*	1,942	121,317
Merit Medical Systems, Inc.*	1,242	67,403
Nano-X Imaging Ltd. (x)*	5,458	61,675
Natus Medical, Inc.*	2,204	72,225
Neogen Corp.*	1,650	39,748
OraSure Technologies, Inc.*	11,659	31,596
Orthofix Medical, Inc.*	2,956	69,584
RxSight, Inc. (x)*	255	3,590
SeaSpine Holdings Corp. (x)*	4,804	27,143
Sight Sciences, Inc. (x)*	2,736	24,597
Tactile Systems Technology, Inc.*	1,820	13,286
Utah Medical Products, Inc.	20	1,718
Varex Imaging Corp. (x)*	5,509	117,838
ViewRay, Inc.*	2,882	7,637
Zimvie, Inc.*	3,013	48,238

		2,092,213

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (0.8%)
1Life Healthcare, Inc.*	27,154	$212,887
23andMe Holding Co. (x)*	14,169	35,139
Accolade, Inc.*	9,029	66,815
AdaptHealth Corp.*	10,765	194,201
Addus HomeCare Corp.*	1,334	111,096
ATI Physical Therapy, Inc. (x)*	9,689	13,661
Aveanna Healthcare Holdings, Inc. (x)*	5,641	12,749
Brookdale Senior Living, Inc.*	27,546	125,059
CareMax, Inc. (x)*	8,246	29,933
Castle Biosciences, Inc.*	3,434	75,376
Community Health Systems, Inc.*	19,201	72,004
Covetrus, Inc.*	15,695	325,671
Cross Country Healthcare, Inc.*	4,832	100,651
Fulgent Genetics, Inc.*	3,221	175,641
Hims & Hers Health, Inc. (x)*	2,582	11,696
Innovage Holding Corp.*	2,160	9,461
Invitae Corp. (x)*	35,618	86,908
LifeStance Health Group, Inc. (x)*	10,443	58,063
MEDNAX, Inc.*	12,736	267,583
ModivCare, Inc.*	1,259	106,386
National HealthCare Corp.	1,820	127,218
OPKO Health, Inc.*	59,074	149,457
Owens & Minor, Inc.	9,681	304,467
P3 Health Partners, Inc.*	1,852	6,889
Patterson Cos., Inc.	2,931	88,809
PetIQ, Inc.*	783	13,147
Select Medical Holdings Corp.	2,581	60,963
Sema4 Holdings Corp. (x)*	22,793	28,719
Surgery Partners, Inc.*	643	18,596

		2,889,245

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.*	16,769	248,684
American Well Corp., Class A*	34,275	148,068
Computer Programs and Systems, Inc.*	1,974	63,109
Convey Health Solutions Holdings, Inc. (x)*	2,473	25,719
Health Catalyst, Inc.*	8,368	121,252
HealthStream, Inc.*	3,165	68,712
Multiplan Corp. (x)*	56,671	311,124
NextGen Healthcare, Inc.*	4,645	81,009
Phreesia, Inc.*	3,750	93,788
Sharecare, Inc. (x)*	9,217	14,563

		1,176,028

Life Sciences Tools & Services (0.3%)
AbCellera Biologics, Inc. (x)*	17,825	189,836
Absci Corp. (x)*	7,327	24,326
Adaptive Biotechnologies Corp.*	16,254	131,495
Alpha Teknova, Inc. (x)*	1,070	8,988
Berkeley Lights, Inc.*	8,003	39,775
Bionano Genomics, Inc. (x)*	41,917	57,845
Inotiv, Inc.*	2,487	23,875
MaxCyte, Inc. (x)*	12,315	58,250
NanoString Technologies, Inc.*	553	7,023
Nautilus Biotechnology, Inc. (x)*	6,569	17,671
NeoGenomics, Inc.*	18,982	154,703
Pacific Biosciences of California, Inc. (x)*	34,067	150,576
Quanterix Corp.*	4,242	68,678
Quantum-Si, Inc.*	12,925	29,986
Seer, Inc.*	7,390	66,141
Singular Genomics Systems, Inc. (x)*	7,784	29,735
SomaLogic, Inc. (x)*	20,250	91,530

		1,150,433

Pharmaceuticals (0.4%)
Aerie Pharmaceuticals, Inc.*	1,126	8,445
Amylyx Pharmaceuticals, Inc.*	1,281	24,672
AN2 Therapeutics, Inc. (x)*	672	5,208
ANI Pharmaceuticals, Inc.*	1,839	54,563
Atea Pharmaceuticals, Inc.*	11,073	78,618
Athira Pharma, Inc. (x)*	4,523	13,795
Cara Therapeutics, Inc. (x)*	6,380	58,250
CinCor Pharma, Inc. (x)*	1,887	35,551
DICE Therapeutics, Inc. (x)*	4,034	62,608
Edgewise Therapeutics, Inc. (x)*	4,166	33,161
Endo International plc (x)*	32,163	14,978
EyePoint Pharmaceuticals, Inc. (x)*	1,982	15,598
Fulcrum Therapeutics, Inc. (x)*	5,507	26,984
Liquidia Corp. (x)*	2,515	10,966
Nektar Therapeutics (x)*	27,470	104,386
NGM Biopharmaceuticals, Inc.*	2,294	29,409
Nuvation Bio, Inc. (x)*	17,760	57,543
Prestige Consumer Healthcare, Inc.*	7,421	436,355
Provention Bio, Inc.*	1,199	4,796
Reata Pharmaceuticals, Inc., Class A (x)*	769	23,370
Relmada Therapeutics, Inc.*	998	18,952
Supernus Pharmaceuticals, Inc.*	7,184	207,761
Tarsus Pharmaceuticals, Inc. (x)*	2,527	36,894
Theravance Biopharma, Inc.*	669	6,061
Theseus Pharmaceuticals, Inc. (x)*	2,272	12,564
Tricida, Inc. (x)*	3,787	36,658

		1,418,146

Total Health Care		18,603,310

Industrials (15.7%)
Aerospace & Defense (0.6%)
AAR Corp.*	5,073	212,254
Aerojet Rocketdyne Holdings, Inc.*	3,054	123,992
AerSale Corp. (x)*	2,087	30,282
Archer Aviation, Inc., Class A (x)*	17,935	55,240
Astra Space, Inc. (x)*	20,659	26,857
Astronics Corp.*	3,516	35,758
Ducommun, Inc.*	1,646	70,844
Kaman Corp.	4,138	129,312
Kratos Defense & Security Solutions, Inc.*	18,509	256,905
Maxar Technologies, Inc.	10,784	281,355
Momentus, Inc. (x)*	5,047	10,901
Moog, Inc., Class A	3,557	282,390
National Presto Industries, Inc.	717	47,064
Park Aerospace Corp.	2,764	35,269
Parsons Corp.*	5,085	205,536
Redwire Corp. (x)*	2,482	7,545
Terran Orbital Corp. (x)*	3,389	15,522
Triumph Group, Inc.*	9,182	122,029
Vectrus, Inc.*	1,787	59,793
Virgin Galactic Holdings, Inc. (x)*	18,112	109,034

		2,117,882

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	5,487	$157,642
Atlas Air Worldwide Holdings, Inc.*	4,204	259,429
Hub Group, Inc., Class A*	4,998	354,558
Radiant Logistics, Inc.*	4,015	29,791

		801,420

Airlines (0.3%)
Allegiant Travel Co.*	1,360	153,802
Blade Air Mobility, Inc. (x)*	8,053	35,916
Hawaiian Holdings, Inc.*	7,968	114,022
Joby Aviation, Inc. (x)*	3,459	16,984
SkyWest, Inc.*	7,778	165,283
Spirit Airlines, Inc.*	16,215	386,566
Wheels Up Experience, Inc.*	25,214	49,167

		921,740

Building Products (0.3%)
American Woodmark Corp. (x)*	2,324	104,603
Caesarstone Ltd.	3,738	34,128
Cornerstone Building Brands, Inc.*	1,278	31,298
Gibraltar Industries, Inc.*	4,954	191,968
Griffon Corp.	3,301	92,527
JELD-WEN Holding, Inc.*	8,271	120,674
Quanex Building Products Corp.	4,940	112,385
Resideo Technologies, Inc.*	21,407	415,724
UFP Industries, Inc.	1,123	76,521
View, Inc. (x)*	16,506	26,740

		1,206,568

Commercial Services & Supplies (3.7%)
ABM Industries, Inc.	9,979	433,288
ACCO Brands Corp.	14,333	93,594
ACV Auctions, Inc., Class A*	8,420	55,067
Brady Corp., Class A	1,660	78,418
BrightView Holdings, Inc.*	6,878	82,536
Civeo Corp.*	260,700	6,744,309
CompX International, Inc.	265	6,145
CoreCivic, Inc. (REIT)*	17,924	199,136
Deluxe Corp.	6,546	141,852
Ennis, Inc.	3,530	71,412
GEO Group, Inc. (The) (REIT) (x)*	16,548	109,217
Harsco Corp. (x)*	12,101	86,038
Healthcare Services Group, Inc.	5,948	103,555
Heritage-Crystal Clean, Inc.*	2,156	58,126
IAA, Inc.*	34,600	1,133,842
Interface, Inc.	1,602	20,089
KAR Auction Services, Inc.*	111,849	1,652,010
Kimball International, Inc., Class B	5,736	43,995
Li-Cycle Holdings Corp. (x)*	11,716	80,606
Matthews International Corp., Class A	4,400	126,148
MillerKnoll, Inc.	11,451	300,818
NL Industries, Inc.	958	9,455
Quad/Graphics, Inc. (x)*	5,092	14,003
Ritchie Bros Auctioneers, Inc.	18,050	1,174,333
Steelcase, Inc., Class A	13,101	140,574
UniFirst Corp.	2,270	390,849
Viad Corp.*	3,013	83,189
VSE Corp.	1,438	54,040

		13,486,644

Construction & Engineering (0.4%)
API Group Corp.*	30,886	462,363
Arcosa, Inc.	7,227	335,550
Argan, Inc.	2,048	76,431
Concrete Pumping Holdings, Inc. (x)*	3,664	22,204
Fluor Corp.*	1,938	47,171
Granite Construction, Inc.	6,719	195,792
Great Lakes Dredge & Dock Corp.*	6,740	88,361
IES Holdings, Inc.*	358	10,801
Northwest Pipe Co.*	1,068	31,976
Primoris Services Corp.	7,416	161,372
Sterling Infrastructure, Inc.*	803	17,602
Tutor Perini Corp.*	6,699	58,817

		1,508,440

Electrical Equipment (0.3%)
Allied Motion Technologies, Inc. (x)	83	1,896
AZZ, Inc.	3,477	141,931
Encore Wire Corp.	2,809	291,911
EnerSys	5,368	316,497
ESS Tech, Inc.*	1,565	4,398
FuelCell Energy, Inc.*	14,691	55,091
NuScale Power Corp. (x)*	2,611	26,084
Powell Industries, Inc.	1,317	30,778
Preformed Line Products Co.	286	17,589
Stem, Inc.*	1,138	8,148
Thermon Group Holdings, Inc.*	4,554	63,984

		958,307

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	518	11,919

Machinery (2.9%)
Alamo Group, Inc.	213	24,800
Albany International Corp., Class A	3,636	286,480
Altra Industrial Motion Corp.	9,751	343,723
Astec Industries, Inc.	3,389	138,203
Barnes Group, Inc.	7,416	230,934
CIRCOR International, Inc.*	1,842	30,190
Columbus McKinnon Corp.	4,263	120,941
Desktop Metal, Inc., Class A (x)*	40,085	88,187
EnPro Industries, Inc.	3,099	253,901
Esab Corp.	2,933	128,319
ESCO Technologies, Inc.	3,544	242,303
Fathom Digital Manufacturing C (x)*	1,678	6,511
Gorman-Rupp Co. (The)	2,598	73,523
Greenbrier Cos., Inc. (The)	4,683	168,541
Hillenbrand, Inc.	5,431	222,454
Hillman Solutions Corp. (x)*	19,807	171,132
Hydrofarm Holdings Group, Inc. (x)*	6,404	22,286
Hyliion Holdings Corp. (x)*	18,804	60,549
Hyster-Yale Materials Handling, Inc.	1,625	52,358
Kennametal, Inc.	12,611	292,954
Luxfer Holdings plc	2,197	33,219
Manitowoc Co., Inc. (The)*	5,503	57,947
Markforged Holding Corp.*	15,693	29,032
Microvast Holdings, Inc.*	9,956	22,102
Miller Industries, Inc.	1,504	34,096
Mueller Industries, Inc.	5,257	280,146
Oshkosh Corp.	62,700	5,150,178
Proterra, Inc. (x)*	17,338	80,448
Proto Labs, Inc.*	3,480	166,483

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
RBC Bearings, Inc.*	3,623	$670,074
REV Group, Inc.	5,159	56,078
SPX Corp.*	6,527	344,887
Standex International Corp.	1,682	142,600
Tennant Co.	1,418	84,016
Terex Corp.	5,362	146,758
Trinity Industries, Inc.	10,499	254,286
Wabash National Corp.	1,016	13,797

		10,524,436

Marine (3.0%)
Clarkson plc	147,859	5,417,949
Costamare, Inc.	7,909	95,699
Eagle Bulk Shipping, Inc.	1,952	101,270
Eneti, Inc.	3,237	19,875
Genco Shipping & Trading Ltd.	5,348	103,323
Golden Ocean Group Ltd. (x)	18,278	212,756
Matson, Inc.	5,956	434,073
Safe Bulkers, Inc.	11,245	42,956
Stolt-Nielsen Ltd.	209,400	4,445,724

		10,873,625

Professional Services (3.0%)
Alight, Inc., Class A (x)*	50,741	342,502
Atlas Technical Consultants, Inc. (x)*	1,050	5,523
Barrett Business Services, Inc.	138	10,056
CACI International, Inc., Class A*	33,850	9,538,253
First Advantage Corp.*	8,245	104,464
Heidrick & Struggles International, Inc.	2,821	91,288
Huron Consulting Group, Inc.*	1,234	80,198
ICF International, Inc.	798	75,810
Kelly Services, Inc., Class A	5,330	105,694
ManTech International Corp., Class A	2,809	268,119
Planet Labs PBC (x)*	2,922	12,652
Resources Connection, Inc.	4,509	91,848
Skillsoft Corp. (x)*	11,601	40,835
Spire Global, Inc. (x)*	17,264	20,026
Sterling Check Corp. (x)*	261	4,257
TrueBlue, Inc.*	4,918	88,032
Willdan Group, Inc.*	1,458	40,212

		10,919,769

Road & Rail (0.2%)
ArcBest Corp.	2,423	170,506
Bird Global, Inc., Class A (x)*	32,485	14,163
Covenant Logistics Group, Inc.	1,702	42,703
Heartland Express, Inc.	6,672	92,808
Marten Transport Ltd.	2,061	34,666
TuSimple Holdings, Inc., Class A (x)*	21,095	152,517
Universal Logistics Holdings, Inc.	212	5,790
Werner Enterprises, Inc.	8,679	334,489

		847,642

Trading Companies & Distributors (0.6%)
Alta Equipment Group, Inc.*	2,152	19,303
Beacon Roofing Supply, Inc.*	2,421	124,343
BlueLinx Holdings, Inc.*	1,372	91,663
Boise Cascade Co.	4,599	273,595
Custom Truck One Source, Inc. (x)*	5,368	30,061
DXP Enterprises, Inc.*	2,210	67,692
GATX Corp.	4,904	461,761
Global Industrial Co.	654	22,086
NOW, Inc.*	16,403	160,421
Rush Enterprises, Inc., Class A	6,231	300,334
Rush Enterprises, Inc., Class B	998	49,511
Textainer Group Holdings Ltd.	5,722	156,840
Titan Machinery, Inc.*	3,071	68,821
Triton International Ltd.	9,340	491,751

		2,318,182

Transportation Infrastructure (0.2%)
Braemar Shipping Services plc	184,508	561,558

Total Industrials		57,058,132

Information Technology (2.8%)
Communications Equipment (0.2%)
ADTRAN, Inc.	836	14,655
Aviat Networks, Inc.*	985	24,664
Calix, Inc.*	1,806	61,657
Comtech Telecommunications Corp.	4,314	39,128
Digi International, Inc.*	3,350	81,137
Inseego Corp. (x)*	9,513	17,980
NETGEAR, Inc.*	4,066	75,302
NetScout Systems, Inc.*	10,701	362,229
Ribbon Communications, Inc.*	9,891	30,069

		706,821

Electronic Equipment, Instruments & Components (0.8%)
908 Devices, Inc. (x)*	2,399	49,395
Aeva Technologies, Inc. (x)*	14,193	44,424
Belden, Inc.	3,032	161,515
Benchmark Electronics, Inc.	4,879	110,070
ePlus, Inc.*	1,044	55,457
Evolv Technologies Holdings, Inc. (x)*	11,873	31,582
FARO Technologies, Inc.*	2,669	82,285
Insight Enterprises, Inc.*	797	68,765
Itron, Inc.*	6,289	310,865
Kimball Electronics, Inc.*	3,603	72,420
Knowles Corp.*	13,020	225,637
Methode Electronics, Inc.	5,399	199,979
Mirion Technologies, Inc. (x)*	20,519	118,190
nLight, Inc.*	6,261	63,988
OSI Systems, Inc.*	2,028	173,272
Ouster, Inc. (x)*	19,503	31,595
PAR Technology Corp.*	2,363	88,589
PC Connection, Inc.	1,726	76,030
Plexus Corp.*	558	43,803
Sanmina Corp.*	8,955	364,737
ScanSource, Inc.*	3,760	117,086
TTM Technologies, Inc.*	14,837	185,463
Velodyne Lidar, Inc.*	27,456	26,226
Vishay Intertechnology, Inc.	20,069	357,630
Vishay Precision Group, Inc.*	1,822	53,075

		3,112,078

IT Services (0.5%)
AvidXchange Holdings, Inc. (x)*	2,338	14,355
Bread Financial Holdings, Inc.	1,118	41,433
Brightcove, Inc. (x)*	1,680	10,618
Cantaloupe, Inc.*	3,859	21,610
Cass Information Systems, Inc.	2,360	79,768
Conduent, Inc.*	25,950	112,104
Core Scientific, Inc. (x)*	32,623	48,608

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Edgio, Inc.*	2,654	$6,131
Fastly, Inc., Class A*	17,062	198,090
Hackett Group, Inc. (The)	260	4,932
Information Services Group, Inc.	3,862	26,107
Maximus, Inc.	646	40,381
MoneyGram International, Inc.*	13,806	138,060
Paysafe Ltd. (x)*	50,948	99,349
PFSweb, Inc. (x)*	2,651	31,176
Rackspace Technology, Inc.*	9,362	67,126
Repay Holdings Corp.*	14,233	182,894
Sabre Corp. (x)*	38,706	225,656
SolarWinds Corp.	7,175	73,544
Squarespace, Inc., Class A*	3,409	71,316
StoneCo Ltd., Class A*	20,534	158,112
Unisys Corp.*	2,740	32,962

		1,684,332

Semiconductors & Semiconductor Equipment (0.3%)
ACM Research, Inc., Class A*	5,993	100,862
Alpha & Omega Semiconductor Ltd.*	802	26,739
Amkor Technology, Inc.	12,266	207,909
AXT, Inc.*	5,760	33,753
Cohu, Inc.*	6,936	192,474
Diodes, Inc.*	1,775	114,612
Ichor Holdings Ltd.*	4,057	105,401
Impinj, Inc.*	280	16,427
Photronics, Inc.*	2,366	46,090
Rambus, Inc.*	2,625	56,411
Rigetti Computing, Inc. (x)*	4,473	16,416
Ultra Clean Holdings, Inc.*	4,310	128,309
Veeco Instruments, Inc.*	1,636	31,738

		1,077,141

Software (0.8%)
A10 Networks, Inc.	2,151	30,931
American Software, Inc., Class A	1,496	24,175
Avaya Holdings Corp.*	12,342	27,646
Benefitfocus, Inc. (x)*	996	7,749
Blackbaud, Inc.*	398	23,112
Blend Labs, Inc., Class A (x)*	26,713	63,043
C3.ai, Inc., Class A (x)*	8,626	157,511
Cerence, Inc.*	5,916	149,261
ChannelAdvisor Corp.*	4,383	63,904
Cipher Mining, Inc. (x)*	6,532	8,949
Cleanspark, Inc. (x)*	7,106	27,855
Consensus Cloud Solutions, Inc.*	1,263	55,168
Cvent Holding Corp. (x)*	13,059	60,333
E2open Parent Holdings, Inc. (x)*	29,743	231,400
Ebix, Inc. (x)	3,091	52,238
eGain Corp.*	1,655	16,136
EverCommerce, Inc. (x)*	3,101	28,033
ForgeRock, Inc., Class A (x)*	1,130	24,205
Greenidge Generation Holdings, Inc.*	1,366	3,470
GTY Technology Holdings, Inc.*	6,172	38,637
Instructure Holdings, Inc. (x)*	2,173	49,327
InterDigital, Inc.	2,974	180,819
Kaleyra, Inc.*	3,940	8,038
Latch, Inc. (x)*	10,152	11,573
LiveRamp Holdings, Inc.*	10,218	263,727
LiveVox Holdings, Inc. (x)*	4,876	8,094
Marathon Digital Holdings, Inc. (x)*	17,395	92,889
Matterport, Inc.*	8,970	32,830
MicroStrategy, Inc., Class A (x)*	562	92,337
N-able, Inc.*	1,337	12,033
Olo, Inc., Class A*	13,742	135,634
ON24, Inc.*	5,989	56,836
OneSpan, Inc.*	3,681	43,804
Ping Identity Holding Corp.*	11,874	215,394
PROS Holdings, Inc.*	2,110	55,345
Riot Blockchain, Inc. (x)*	17,606	73,769
Sapiens International Corp. NV	1,287	31,132
SecureWorks Corp., Class A*	1,970	21,394
Sumo Logic, Inc.*	4,489	33,623
Terawulf, Inc. (x)*	5,183	6,220
Upland Software, Inc.*	4,177	60,650
Verint Systems, Inc.*	1,026	43,451
WM Technology, Inc.*	1,877	6,175
Xperi Holding Corp.	16,017	231,125

		2,859,975

Technology Hardware, Storage & Peripherals (0.2%)
3D Systems Corp.*	19,053	184,814
Avid Technology, Inc.*	1,960	50,862
CompoSecure, Inc.*	1,044	5,429
Corsair Gaming, Inc. (x)*	2,491	32,707
Diebold Nixdorf, Inc.*	3,405	7,729
Eastman Kodak Co. (x)*	8,206	38,076
IonQ, Inc. (x)*	15,083	66,063
Turtle Beach Corp.*	412	5,039
Xerox Holdings Corp.	17,334	257,410

		648,129

Total Information Technology		10,088,476

Materials (3.4%)
Chemicals (0.7%)
AdvanSix, Inc.	2,714	90,756
American Vanguard Corp.	561	12,538
Amyris, Inc. (x)*	25,671	47,491
Avient Corp.	3,692	147,975
Chase Corp.	767	59,680
Danimer Scientific, Inc. (x)*	13,083	59,659
Ecovyst, Inc.	9,385	92,442
FutureFuel Corp.	3,997	29,098
GCP Applied Technologies, Inc.*	571	17,861
Hawkins, Inc.	1,171	42,191
HB Fuller Co.	1,192	71,770
Innospec, Inc.	603	57,761
Intrepid Potash, Inc.*	1,645	74,502
Koppers Holdings, Inc.	2,919	66,086
Minerals Technologies, Inc.	4,767	292,408
Origin Materials, Inc. (x)*	5,979	30,613
Perimeter Solutions SA (x)*	17,956	194,643
PureCycle Technologies, Inc. (x)*	3,275	24,301
Quaker Chemical Corp.	704	105,262
Rayonier Advanced Materials, Inc.*	8,706	22,810
Schweitzer-Mauduit International, Inc.	4,595	115,426
Sensient Technologies Corp.	409	32,949
Stepan Co.	2,839	287,733
Tredegar Corp. (x)	4,026	40,260
Trinseo plc	5,264	202,454
Tronox Holdings plc, Class A	17,458	293,295
Valhi, Inc.	295	13,375

		2,525,339

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Construction Materials (0.1%)
Summit Materials, Inc., Class A*	17,922	$417,403
United States Lime & Minerals, Inc.	78	8,237

		425,640

Containers & Packaging (0.1%)
Cryptyde, Inc.*	1,084	2,200
Greif, Inc., Class A	3,400	212,092
Greif, Inc., Class B	659	41,049
O-I Glass, Inc.*	4,472	62,608
Pactiv Evergreen, Inc.	6,610	65,836
Ranpak Holdings Corp.*	6,342	44,394
TriMas Corp.	6,076	168,244

		596,423

Metals & Mining (2.4%)
Arconic Corp.*	15,557	436,374
Carpenter Technology Corp.	6,988	195,035
Coeur Mining, Inc.*	40,856	124,202
Commercial Metals Co.	14,737	487,795
Constellium SE*	8,840	116,776
Haynes International, Inc.	1,717	56,266
Hecla Mining Co.	77,659	304,423
Materion Corp.	218	16,073
Mesabi Trust	17,850	437,682
Novagold Resources, Inc.*	1,587	7,634
Olympic Steel, Inc.	1,305	33,604
Piedmont Lithium, Inc. (x)*	1,805	65,720
PolyMet Mining Corp.*	2,783	7,653
Ryerson Holding Corp.	2,404	51,181
Sandstorm Gold Ltd. (x)	919,000	5,468,050
Schnitzer Steel Industries, Inc., Class A	3,338	109,620
SunCoke Energy, Inc.	11,552	78,669
TimkenSteel Corp.*	6,868	128,500
Warrior Met Coal, Inc.	6,926	212,005
Wheaton Precious Metals Corp. (x)	2,400	86,472
Worthington Industries, Inc.	4,626	204,007

		8,627,741

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	2,315	77,854
Glatfelter Corp.	6,138	42,229
Neenah, Inc.	2,042	69,714
Resolute Forest Products, Inc.*	6,761	86,270
Sylvamo Corp.	360	11,765

		287,832

Total Materials		12,462,975

Real Estate (10.3%)
Equity Real Estate Investment Trusts (REITs) (6.6%)
Acadia Realty Trust (REIT)	12,890	201,342
Agree Realty Corp. (REIT) (x)	11,004	793,719
Alexander & Baldwin, Inc. (REIT)	10,738	192,747
American Assets Trust, Inc. (REIT)	7,411	220,107
Apartment Investment and Management Co. (REIT), Class A*	21,213	135,763
Apple Hospitality REIT, Inc. (REIT)	32,149	471,626
Armada Hoffler Properties, Inc. (REIT)	9,488	121,826
Ashford Hospitality Trust, Inc. (REIT)*	5,119	30,612
Bluerock Residential Growth REIT, Inc. (REIT)	2,674	70,299
Braemar Hotels & Resorts, Inc. (REIT) (x)	10,033	43,042
Brandywine Realty Trust (REIT)	25,140	242,350
Broadstone Net Lease, Inc. (REIT)	25,259	518,062
BRT Apartments Corp. (REIT)	1,614	34,685
CareTrust REIT, Inc. (REIT)	13,302	245,289
CatchMark Timber Trust, Inc. (REIT), Class A	2,572	25,874
CBL & Associates Properties, Inc. (REIT) (x)*	3,176	74,604
Cedar Realty Trust, Inc. (REIT)	1,564	45,028
Centerspace (REIT)	2,222	181,204
Chatham Lodging Trust (REIT)*	6,796	71,018
City Office REIT, Inc. (REIT)	6,426	83,217
Clipper Realty, Inc. (REIT)	267	2,061
Community Healthcare Trust, Inc. (REIT)	1,443	52,251
Corporate Office Properties Trust (REIT)	14,937	391,200
CTO Realty Growth, Inc. (REIT)	832	50,852
DiamondRock Hospitality Co. (REIT)*	30,817	253,008
Diversified Healthcare Trust (REIT)	37,774	68,749
Easterly Government Properties, Inc. (REIT)	13,329	253,784
Empire State Realty Trust, Inc. (REIT), Class A	20,899	146,920
Equity Commonwealth (REIT)*	57,799	1,591,207
Equity LifeStyle Properties, Inc. (REIT)	57,100	4,023,837
Essential Properties Realty Trust, Inc. (REIT)	17,938	385,488
Farmland Partners, Inc. (REIT)	6,398	88,292
Four Corners Property Trust, Inc. (REIT)	10,780	286,640
Franklin Street Properties Corp. (REIT)	15,289	63,755
Getty Realty Corp. (REIT)	5,343	141,590
Gladstone Commercial Corp. (REIT)	678	12,774
Gladstone Land Corp. (REIT)	2,112	46,802
Global Medical REIT, Inc. (REIT) (x)	8,766	98,442
Global Net Lease, Inc. (REIT)	15,207	215,331
Healthcare Realty Trust, Inc. (REIT)	22,652	616,134
Hersha Hospitality Trust (REIT)*	4,537	44,508
Independence Realty Trust, Inc. (REIT)	32,828	680,524
Indus Realty Trust, Inc. (REIT)	738	43,808
Industrial Logistics Properties Trust (REIT)	9,126	128,494
InvenTrust Properties Corp. (REIT) (x)	9,998	257,848
iStar, Inc. (REIT)	9,931	136,154
Kite Realty Group Trust (REIT)	32,741	566,092
LTC Properties, Inc. (REIT)	5,679	218,017
LXP Industrial Trust (REIT)	42,373	455,086
Macerich Co. (The) (REIT)	32,333	281,620
National Health Investors, Inc. (REIT)	6,597	399,844
Necessity Retail REIT, Inc. (The) (REIT)	19,531	142,186
NETSTREIT Corp. (REIT)	7,029	132,637
NexPoint Residential Trust, Inc. (REIT)	203	12,690
Office Properties Income Trust (REIT)	7,095	141,545
One Liberty Properties, Inc. (REIT)	2,244	58,299
Orion Office REIT, Inc. (REIT)	8,135	89,160
Paramount Group, Inc. (REIT)	27,835	201,247
Pebblebrook Hotel Trust (REIT)	19,413	321,673
Physicians Realty Trust (REIT)	33,823	590,211
Piedmont Office Realty Trust, Inc. (REIT), Class A	18,686	245,160
Plymouth Industrial REIT, Inc. (REIT)	5,303	93,015
Postal Realty Trust, Inc. (REIT), Class A	878	13,082

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
PotlatchDeltic Corp. (REIT)	10,275	$454,052
Retail Opportunity Investments Corp. (REIT)	17,590	277,570
RLJ Lodging Trust (REIT)	24,169	266,584
RPT Realty (REIT)	11,790	115,896
Ryman Hospitality Properties, Inc. (REIT)*	7,996	607,936
Sabra Health Care REIT, Inc. (REIT)	34,361	480,023
Safehold, Inc. (REIT)(x)	1,452	51,357
Saul Centers, Inc. (REIT)	129	6,077
Service Properties Trust (REIT)	23,013	120,358
SITE Centers Corp. (REIT)	29,447	396,651
STAG Industrial, Inc. (REIT)	26,991	833,482
Summit Hotel Properties, Inc. (REIT)*	15,179	110,351
Sunstone Hotel Investors, Inc. (REIT)*	32,197	319,394
Terreno Realty Corp. (REIT)	11,156	621,724
UMH Properties, Inc. (REIT)	1,334	23,558
Uniti Group, Inc. (REIT)	35,181	331,405
Urban Edge Properties (REIT)	17,207	261,718
Urstadt Biddle Properties, Inc. (REIT), Class A	4,194	67,943
Veris Residential, Inc. (REIT)*	12,665	167,685
Washington REIT (REIT)	13,151	280,248
Whitestone REIT (REIT)	6,506	69,940
Xenia Hotels & Resorts, Inc. (REIT)*	17,025	247,373

		23,955,756

Real Estate Management & Development (3.7%)
Anywhere Real Estate, Inc.*	17,518	172,202
DigitalBridge Group, Inc.*	9,808	47,863
Doma Holdings, Inc.(x)*	17,658	18,188
Douglas Elliman, Inc.	10,303	49,351
DREAM Unlimited Corp., Class A	303,500	7,364,610
Forestar Group, Inc.*	1,830	25,053
FRP Holdings, Inc.*	1,017	61,376
Howard Hughes Corp. (The)*	54,500	3,708,725
Kennedy-Wilson Holdings, Inc.	17,759	336,355
Newmark Group, Inc., Class A	20,746	200,614
RE/MAX Holdings, Inc., Class A	2,780	68,165
RMR Group, Inc. (The), Class A	934	26,479
Seritage Growth Properties (REIT), Class A (x)*	6,596	34,365
Stratus Properties, Inc. (x)*	810	26,102
Tejon Ranch Co.*	93,691	1,454,084
Transcontinental Realty Investors, Inc.*	196	7,799

		13,601,331

Total Real Estate		37,557,087

Utilities (2.6%)
Electric Utilities (0.6%)
ALLETE, Inc.	8,604	505,743
MGE Energy, Inc.	3,094	240,806
Otter Tail Corp.	3,380	226,899
PNM Resources, Inc.	12,663	605,038
Portland General Electric Co.	13,356	645,496
Via Renewables, Inc. (x)	195	1,494

		2,225,476

Gas Utilities (1.1%)
Chesapeake Utilities Corp.	1,166	151,055
New Jersey Resources Corp.	13,055	581,339
Northwest Natural Holding Co.	4,974	264,120
ONE Gas, Inc.	8,000	649,520
Rubis SCA	23,700	557,229
South Jersey Industries, Inc.	18,166	620,187
Southwest Gas Holdings, Inc.	8,869	772,313
Spire, Inc.	7,574	563,278

		4,159,041

Independent Power and Renewable Electricity Producers (0.2%)
Altus Power, Inc. (x)*	3,940	24,861
Ormat Technologies, Inc. (x)	2,996	234,737
Sunnova Energy International, Inc. (x)*	14,758	271,990

		531,588

Multi-Utilities (0.5%)
Avista Corp.	9,916	431,445
Black Hills Corp.	9,684	704,705
NorthWestern Corp.	8,167	481,281
Unitil Corp.	2,254	132,355

		1,749,786

Water Utilities (0.2%)
American States Water Co.	2,875	234,341
Artesian Resources Corp., Class A	430	21,143
California Water Service Group	5,885	326,912
SJW Group	3,906	243,774

		826,170

Total Utilities		9,492,061

Total Common Stocks (96.8%) (Cost $258,337,580)		352,641,070

MASTER LIMITED PARTNERSHIP:
Industrials (0.7%)
Industrial Conglomerates (0.7%)
Icahn Enterprises LP (Cost $2,394,497)	51,900	2,497,428

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.1%)
Financials (0.1%)
Capital Markets (0.1%)
GAMCO Investors, Inc. 5.000%, 6/15/23 (e)	$228,000	228,026

Total Financials		228,026

Total Long-Term Debt Securities (0.1%) (Cost $228,373)		228,026

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Aduro Biotech, Inc., CVR (r)*	237	—

Pharmaceuticals (0.0%)†
Zogenix, Inc., CVR (r)*	7,855	4,006

Total Rights (0.0%)† (Cost $602)		4,006

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.8%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	1,000,000	$1,000,000
JPMorgan Prime Money Market Fund, IM Shares	5,647,021	5,648,150

Total Investment Companies		6,648,150

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.9%)
Deutsche Bank Securities, Inc., 1.45%, dated 6/30/22, due 7/1/22, repurchase price $8,686,047, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $8,859,411. (xx)	$8,685,697	8,685,697
TD Prime Services LLC, 1.65%, dated 6/30/22, due 7/1/22, repurchase price $2,000,092, collateralized by various Common Stocks; total market value $2,215,544. (xx)	2,000,000	2,000,000

Total Repurchase Agreements		10,685,697

Total Short-Term Investments (4.7%) (Cost $17,334,110)		17,333,847

Total Investments in Securities (102.3%) (Cost $278,295,162)		372,704,377
Other Assets Less Liabilities (-2.3%)		(8,255,410)

Net Assets (100%)		$364,448,967

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2022. Maturity date disclosed is the ultimate maturity date.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $11,678,308. This was collateralized by $1,303,431 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 7/14/22 – 5/15/52 and by cash of $11,685,697 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2022, were as follows:

Security Description	Shares at June 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
Associated Capital Group, Inc., Class A	158,158	6,937,921	—	(120,711)	14,108	(1,164,517)	5,666,801	15,816	—
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT) (x)	11,056	194,668	—	(3,115)	(408)	(38,240)	152,905	5,196	—
Thrifts & Mortgage Finance
PennyMac Financial Services, Inc.	4,471	308,079	18,664	(18,063)	2,333	(115,586)	195,427	1,718	—

Total		7,440,668	18,664	(141,889)	16,033	(1,318,343)	6,015,133	22,730	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Futures contracts outstanding as of June 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	13	9/2022	USD	1,110,200	(49,272)

					(49,272)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$14,911,695	$—	$—	$14,911,695
Consumer Discretionary	48,800,556	—	—	48,800,556
Consumer Staples	11,495,128	1,269,492	—	12,764,620
Energy	73,073,677	—	—	73,073,677
Financials	57,828,481	—	—	57,828,481
Health Care	18,603,310	—	—	18,603,310
Industrials	46,632,901	10,425,231	—	57,058,132
Information Technology	10,088,476	—	—	10,088,476
Materials	12,462,975	—	—	12,462,975
Real Estate	37,557,087	—	—	37,557,087
Utilities	8,934,832	557,229	—	9,492,061
Corporate Bond
Financials	—	228,026	—	228,026
Master Limited Partnership
Industrials	2,497,428	—	—	2,497,428
Rights
Health Care	—	—	4,006	4,006
Short-Term Investments
Investment Companies	6,648,150	—	—	6,648,150
Repurchase Agreements	—	10,685,697	—	10,685,697

Total Assets	$349,534,696	$23,165,675	$4,006	$372,704,377

Liabilities:
Futures	$(49,272)	$—	$—	$(49,272)

Total Liabilities	$(49,272)	$—	$—	$(49,272)

Total	$349,485,424	$23,165,675	$4,006	$372,655,105

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(49,272	)*

Total		$(49,272)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(184,200)	$(184,200)

Total	$(184,200)	$(184,200)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(76,029)	$(76,029)

Total	$(76,029)	$(76,029)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

This Portfolio held futures contracts with an average notional balance of approximately $1,032,000 during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 39%)*	$51,793,026
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 34%)*	$73,664,683

*	During the six months ended June 30, 2022, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total purchases and/or Sales).

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$131,659,045
Aggregate gross unrealized depreciation	(37,459,692)

Net unrealized appreciation	$94,199,353

Federal income tax cost of investments in securities and derivative instruments, if applicable	$278,455,752

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $5,340,050)	$6,015,133
Unaffiliated Issuers (Cost $262,269,415)	356,003,547
Repurchase Agreements (Cost $10,685,697)	10,685,697
Cash	3,332,466
Cash held as collateral at broker for futures	72,800
Receivable for securities sold	1,019,596
Dividends, interest and other receivables	345,663
Receivable for Portfolio shares sold	34,577
Securities lending income receivable	17,719
Other assets	4,261

Total assets	377,531,459

LIABILITIES
Payable for return of collateral on securities loaned	11,685,697
Due to Custodian	905,540
Investment management fees payable	225,976
Payable for Portfolio shares redeemed	122,187
Distribution fees payable – Class IB	43,409
Administrative fees payable	38,726
Due to broker for futures variation margin	8,698
Payable for securities purchased	2,270
Accrued expenses	49,989

Total liabilities	13,082,492

NET ASSETS	$364,448,967

Net assets were comprised of:
Paid in capital	$252,420,610
Total distributable earnings (loss)	112,028,357

Net assets	$364,448,967

Class IB
Net asset value, offering and redemption price per share, $200,917,719 / 18,681,402 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.75

Class K
Net asset value, offering and redemption price per share, $163,531,248 / 15,203,540 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.76

(x)	Includes value of securities on loan of $11,678,308.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends ($22,730 of dividend income received from affiliates) (net of $25,959 foreign withholding tax)	$4,107,703
Interest	7,681
Securities lending (net)	64,992

Total income	4,180,376

EXPENSES
Investment management fees	1,594,700
Distribution fees – Class IB	273,965
Administrative fees	238,949
Custodian fees	49,552
Professional fees	28,926
Printing and mailing expenses	14,156
Trustees’ fees	6,056
Miscellaneous	4,036

Gross expenses	2,210,340
Less: Waiver from investment manager	(143,571)

Net expenses	2,066,769

NET INVESTMENT INCOME (LOSS)	2,113,607

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($16,033 realized gain (loss) from affiliates)	17,844,514
Futures contracts	(184,200)
Foreign currency transactions	(1,821)

Net realized gain (loss)	17,658,493

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(1,318,343) of change in unrealized appreciation (depreciation) from affiliates)	(66,411,693)
Futures contracts	(76,029)
Foreign currency translations	(44)

Net change in unrealized appreciation (depreciation)	(66,487,766)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(48,829,273)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(46,715,666)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,113,607	$1,452,776
Net realized gain (loss)	17,658,493	62,499,853
Net change in unrealized appreciation (depreciation)	(66,487,766)	67,607,013

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(46,715,666)	131,559,642

Distributions to shareholders:
Class IB	—	(34,729,375)
Class K	—	(29,492,688)

Total distributions to shareholders	—	(64,222,063)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 933,888 and 3,457,413 shares, respectively ]	10,874,388	47,342,992
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,969,303 shares, respectively ]	—	34,729,375
Capital shares repurchased [ (1,729,010) and (2,680,615) shares, respectively ]	(20,111,657)	(36,215,985)

Total Class IB transactions	(9,237,269)	45,856,382

Class K
Capital shares sold [ 5,302 and 16,909 shares, respectively ]	61,215	221,595
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,524,702 shares, respectively ]	—	29,492,688
Capital shares repurchased [ (1,035,676) and (5,019,244) shares, respectively ]	(11,860,293)	(65,786,432)

Total Class K transactions	(11,799,078)	(36,072,149)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(21,036,347)	9,784,233

TOTAL INCREASE (DECREASE) IN NET ASSETS	(67,752,013)	77,121,812
NET ASSETS:
Beginning of period	432,200,980	355,079,168

End of period	$364,448,967	$432,200,980

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021	2020		2019	2018	2017
Net asset value, beginning of period	$12.11		$10.32	$10.62		$8.89	$10.55	$9.84

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	(2)	0.03	0.07	(1)	0.04	0.07	0.05
Net realized and unrealized gain (loss)	(1.41)		3.87	(0.23	)†	2.23	(1.25)	1.19

Total from investment operations	(1.36)		3.90	(0.16)		2.27	(1.18)	1.24

Less distributions:
Dividends from net investment income	—		(0.15)	(0.13)		(0.06)	(0.04)	(0.02)
Distributions from net realized gains	—		(1.96)	(0.01)		(0.45)	(0.40)	(0.51)
Return of capital	—		—	—		(0.03)	(0.04)	—

Total dividends and distributions	—		(2.11)	(0.14)		(0.54)	(0.48)	(0.53)

Net asset value, end of period	$10.75		$12.11	$10.32		$10.62	$8.89	$10.55

Total return (b)	(11.23)%		38.52%	(1.51)%		25.84%	(11.44)%	12.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$200,918		$235,844	$162,278		$7,831	$3,220	$1,957
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15%		1.15%	1.15%		1.15%	1.15%	1.15%
Before waivers (a)(f)	1.22%		1.21%	1.27%		1.25%	1.23%	1.26%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.95	%(bb)	0.23%	0.86	%(aa)	0.37%	0.66%	0.52%
Before waivers (a)(f)	0.88	%(bb)	0.16%	0.74	%(aa)	0.27%	0.58%	0.42%
Portfolio turnover rate^	13	%(z)	22%	23%		14%	18%	23%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021	2020		2019	2018	2017
Net asset value, beginning of period	$12.10		$10.30	$10.60		$8.88	$10.54	$9.83

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	(2)	0.06	0.11	(1)	0.06	0.10	0.08
Net realized and unrealized gain (loss)	(1.41)		3.88	(0.25	)†	2.22	(1.25)	1.18

Total from investment operations	(1.34)		3.94	(0.14)		2.28	(1.15)	1.26

Less distributions:
Dividends from net investment income	—		(0.18)	(0.15)		(0.07)	(0.06)	(0.04)
Distributions from net realized gains	—		(1.96)	(0.01)		(0.45)	(0.40)	(0.51)
Return of capital	—		—	—		(0.04)	(0.05)	—

Total dividends and distributions	—		(2.14)	(0.16)		(0.56)	(0.51)	(0.55)

Net asset value, end of period	$10.76		$12.10	$10.30		$10.60	$8.88	$10.54

Total return (b)	(11.07)%		39.02%	(1.31)%		26.06%	(11.20)%	13.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$163,531		$196,357	$192,801		$287,972	$258,476	$324,305
Ratio of expenses to average net assets:
After waivers (a)(f)	0.90%		0.90%	0.90%		0.90%	0.90%	0.90%
Before waivers (a)(f)	0.97%		0.96%	1.01%		1.00%	0.98%	1.01%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.20	%(bb)	0.45%	1.29	%(aa)	0.61%	0.88%	0.74%
Before waivers (a)(f)	1.13	%(bb)	0.38%	1.19	%(aa)	0.51%	0.80%	0.64%
Portfolio turnover rate^	13	%(z)	22%	23%		14%	18%	23%
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.03 and $0.07 for Class IB and Class K, respectively.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.03 and $0.04 for Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.51% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.48% lower.

See Notes to Financial Statements.

1290 VT SMARTBETA EQUITY ESG PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Financials	21.4%
Information Technology	17.1
Industrials	16.3
Health Care	12.2
Consumer Staples	11.4
Communication Services	5.9
Utilities	4.4
Consumer Discretionary	4.2
Real Estate	2.8
Materials	2.7
Energy	0.6
Repurchase Agreements	0.3
Cash and Other	0.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$823.10	$4.98
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class K
Actual	1,000.00	823.90	3.85
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.10% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.9%)
Diversified Telecommunication Services (2.6%)
AT&T, Inc.	83,700	$1,754,352
Deutsche Telekom AG (Registered)	22,041	437,617
Nippon Telegraph & Telephone Corp.	23,300	668,994
Orange SA	26,185	307,931
Singapore Telecommunications Ltd.	263,000	479,306
Swisscom AG (Registered)	926	512,566
Telenor ASA	24,249	323,023
Telia Co. AB	114,993	440,582
Verizon Communications, Inc.	65,200	3,308,900

		8,233,271

Entertainment (0.1%)
Warner Bros Discovery, Inc.*	24,457	328,213

Interactive Media & Services (1.9%)
Alphabet, Inc., Class A*	2,821	6,147,693

Media (0.8%)
Charter Communications, Inc., Class A*	500	234,265
Comcast Corp., Class A	45,100	1,769,724
Quebecor, Inc., Class B	20,600	440,263

		2,444,252

Wireless Telecommunication Services (0.5%)
KDDI Corp.	23,200	733,621
Rogers Communications, Inc., Class B	20,600	987,110

		1,720,731

Total Communication Services		18,874,160

Consumer Discretionary (4.2%)
Auto Components (0.2%)
Bridgestone Corp. (x)	14,600	533,002

Automobiles (0.4%)
Bayerische Motoren Werke AG	3,840	295,630
Toyota Motor Corp.	65,000	1,001,046

		1,296,676

Distributors (0.1%)
Pool Corp.	1,000	351,230

Household Durables (0.6%)
Garmin Ltd.	11,300	1,110,225
Sekisui House Ltd.	24,200	423,539
Sony Group Corp.	6,000	490,343

		2,024,107

Internet & Direct Marketing Retail (0.6%)
Amazon.com, Inc.*	18,260	1,939,395

Multiline Retail (0.6%)
Dollar General Corp.	3,600	883,584
Target Corp.	5,000	706,150
Wesfarmers Ltd.	12,895	373,237

		1,962,971

Specialty Retail (1.7%)
AutoZone, Inc.*	500	1,074,560
Home Depot, Inc. (The)	8,400	2,303,868
Lowe’s Cos., Inc.	6,600	1,152,822
TJX Cos., Inc. (The)	8,500	474,725
Tractor Supply Co.	1,600	310,160

		5,316,135

Total Consumer Discretionary		13,423,516

Consumer Staples (11.4%)
Beverages (3.7%)
Brown-Forman Corp., Class B	9,400	659,504
Carlsberg A/S, Class B	1,947	248,361
Coca-Cola Co. (The)	58,600	3,686,526
Diageo plc	33,069	1,426,656
Heineken NV	6,053	554,344
Keurig Dr Pepper, Inc.	18,968	671,278
Monster Beverage Corp.*	4,100	380,070
PepsiCo, Inc.	21,783	3,630,355
Pernod Ricard SA	2,577	477,352

		11,734,446

Food & Staples Retailing (2.1%)
Costco Wholesale Corp.	4,987	2,390,169
George Weston Ltd.	3,500	408,868
Koninklijke Ahold Delhaize NV	21,498	560,275
Loblaw Cos. Ltd.	4,700	423,884
Metro, Inc.	7,900	424,030
Tesco plc	105,597	328,443
Walmart, Inc.	18,900	2,297,862

		6,833,531

Food Products (2.4%)
Archer-Daniels-Midland Co.	32,200	2,498,720
General Mills, Inc.	20,400	1,539,180
Hershey Co. (The)	3,500	753,060
Kellogg Co.	11,200	799,008
McCormick & Co., Inc. (Non-Voting)	5,200	432,900
Nestle SA (Registered)	12,243	1,436,363
Orkla ASA	50,133	401,281

		7,860,512

Household Products (2.4%)
Church & Dwight Co., Inc.	10,300	954,398
Clorox Co. (The)	2,000	281,960
Colgate-Palmolive Co.	25,400	2,035,556
Kimberly-Clark Corp.	10,800	1,459,620
Procter & Gamble Co. (The)	20,700	2,976,453

		7,707,987

Personal Products (0.8%)
Estee Lauder Cos., Inc. (The), Class A	3,300	840,411
L’Oreal SA	2,805	969,148
Unilever plc (Cboe Europe)	8,484	386,251
Unilever plc (London Stock Exchange)	10,307	469,114

		2,664,924

Total Consumer Staples		36,801,400

Energy (0.6%)
Oil, Gas & Consumable Fuels (0.6%)
Enbridge, Inc.	32,900	1,389,406
ENEOS Holdings, Inc.	82,900	312,947
OMV AG	6,826	320,563
Woodside Energy Group Ltd.	1	13

Total Energy		2,022,929

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Financials (21.4%)
Banks (6.1%)
Bank Hapoalim BM	84,967	$714,102
Bank of America Corp.	26,400	821,832
Bank of Montreal	11,400	1,096,249
Bank of Nova Scotia (The)	30,500	1,805,073
Canadian Imperial Bank of Commerce	20,200	980,968
Commonwealth Bank of Australia	4,842	302,247
DBS Group Holdings Ltd.	30,600	654,975
Hang Seng Bank Ltd.	22,000	388,707
Israel Discount Bank Ltd., Class A	84,721	443,563
Japan Post Bank Co. Ltd.	39,300	305,671
JPMorgan Chase & Co.	23,400	2,635,074
Mitsubishi UFJ Financial Group, Inc.	113,500	607,281
National Bank of Canada	11,900	780,914
Nordea Bank Abp	33,032	290,902
Oversea-Chinese Banking Corp. Ltd.	38,600	316,951
PNC Financial Services Group, Inc. (The)	1,800	283,986
Regions Financial Corp.	13,900	260,625
Royal Bank of Canada	22,400	2,168,999
Sumitomo Mitsui Financial Group, Inc.	23,300	691,987
Sumitomo Mitsui Trust Holdings, Inc.	28,500	878,093
Svenska Handelsbanken AB, Class A	45,729	391,134
Toronto-Dominion Bank (The)	36,900	2,419,771
United Overseas Bank Ltd.	19,800	374,855

		19,613,959

Capital Markets (4.1%)
ASX Ltd.	10,412	587,627
Bank of New York Mellon Corp. (The)	12,800	533,888
BGP Holdings plc (r)*	177,813	—
BlackRock, Inc.	2,000	1,218,080
CME Group, Inc.	4,000	818,800
Deutsche Boerse AG	4,728	790,779
FactSet Research Systems, Inc.	900	346,113
Hong Kong Exchanges & Clearing Ltd.	12,200	609,001
Intercontinental Exchange, Inc.	14,900	1,401,196
Moody’s Corp.	3,600	979,092
Morgan Stanley	4,300	327,058
MSCI, Inc.	2,300	947,945
Nasdaq, Inc.	4,500	686,430
Northern Trust Corp.	8,100	781,488
Raymond James Financial, Inc.	3,600	321,876
S&P Global, Inc.	6,000	2,022,360
T. Rowe Price Group, Inc.	4,700	533,967
TMX Group Ltd.	3,100	315,491

		13,221,191

Consumer Finance (0.4%)
American Express Co.	10,300	1,427,786

Diversified Financial Services (1.4%)
Berkshire Hathaway, Inc., Class B*	16,300	4,450,226

Insurance (9.4%)
Admiral Group plc	7,588	207,392
Aflac, Inc.	21,800	1,206,194
Ageas SA/NV	6,008	264,513
Allianz SE (Registered)	9,385	1,791,541
American Financial Group, Inc.	2,300	319,263
American International Group, Inc.	11,200	572,656
Aon plc, Class A	6,400	1,725,952
Arthur J Gallagher & Co.	8,600	1,402,144
Assicurazioni Generali SpA	45,444	727,861
Brown & Brown, Inc.	9,500	554,230
Chubb Ltd.	11,400	2,241,012
Gjensidige Forsikring ASA	24,351	494,552
Hannover Rueck SE	2,335	338,747
Hartford Financial Services Group, Inc. (The)	11,900	778,617
Intact Financial Corp.	5,700	803,987
Loews Corp.	12,300	728,898
Manulife Financial Corp.	17,500	303,449
Markel Corp.*	300	387,975
Marsh & McLennan Cos., Inc.	12,400	1,925,100
Medibank Pvt Ltd.	185,639	416,646
MetLife, Inc.	11,900	747,201
MS&AD Insurance Group Holdings, Inc.	13,800	423,091
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	4,606	1,082,404
Poste Italiane SpA (m)	33,001	310,026
Progressive Corp. (The)	7,300	848,771
Prudential Financial, Inc.	3,400	325,312
Sampo OYJ, Class A	20,391	887,975
Sompo Holdings, Inc.	10,700	472,058
Sun Life Financial, Inc.	22,400	1,026,377
Swiss Re AG	8,005	620,787
Tokio Marine Holdings, Inc.	15,000	874,118
Travelers Cos., Inc. (The)	15,100	2,553,863
W R Berkley Corp.	9,200	627,992
Willis Towers Watson plc	4,400	868,516
Zurich Insurance Group AG	2,783	1,211,312

		30,070,532

Total Financials		68,783,694

Health Care (12.2%)
Biotechnology (0.7%)
AbbVie, Inc.	4,900	750,484
Amgen, Inc.	2,571	625,524
CSL Ltd.	3,091	574,334
Regeneron Pharmaceuticals, Inc.*	631	373,003

		2,323,345

Health Care Equipment & Supplies (1.9%)
Abbott Laboratories	20,200	2,194,730
Becton Dickinson and Co.	3,200	788,896
Coloplast A/S, Class B	2,818	321,859
Edwards Lifesciences Corp.*	11,600	1,103,044
Hoya Corp.	4,600	393,231
IDEXX Laboratories, Inc.*	1,600	561,168
ResMed, Inc.	3,300	691,779
Terumo Corp.	8,800	265,365

		6,320,072

Health Care Providers & Services (2.2%)
Cigna Corp.	5,000	1,317,600
Elevance Health, Inc.	1,900	916,902
HCA Healthcare, Inc.	3,900	655,434
Laboratory Corp. of America Holdings	1,600	374,976
McKesson Corp.	2,100	685,041

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Sonic Healthcare Ltd.	18,926	$431,462
UnitedHealth Group, Inc.	5,100	2,619,513

		7,000,928

Life Sciences Tools & Services (2.3%)
Agilent Technologies, Inc.	9,500	1,128,315
Danaher Corp.	7,100	1,799,992
Mettler-Toledo International, Inc.*	600	689,262
Thermo Fisher Scientific, Inc.	4,600	2,499,088
Waters Corp.*	1,200	397,176
West Pharmaceutical Services, Inc.	2,700	816,399

		7,330,232

Pharmaceuticals (5.1%)
Bristol-Myers Squibb Co.	6,100	469,700
Eli Lilly and Co.	5,400	1,750,842
GSK plc	48,171	1,035,792
Johnson & Johnson	21,500	3,816,465
Merck & Co., Inc.	24,800	2,261,016
Merck KGaA	2,159	364,394
Novartis AG (Registered)	9,080	768,094
Novo Nordisk A/S, Class B	10,315	1,144,876
Ono Pharmaceutical Co. Ltd.	13,000	333,743
Pfizer, Inc.	5,700	298,851
Roche Holding AG	4,192	1,399,406
Sanofi	7,180	726,082
UCB SA	2,485	210,469
Zoetis, Inc.	10,600	1,822,034

		16,401,764

Total Health Care		39,376,341

Industrials (16.3%)
Aerospace & Defense (1.6%)
General Dynamics Corp.	7,100	1,570,875
Lockheed Martin Corp.	5,100	2,192,796
Northrop Grumman Corp.	3,000	1,435,710

		5,199,381

Air Freight & Logistics (0.8%)
Deutsche Post AG (Registered)	15,083	565,090
Expeditors International of Washington, Inc.	11,800	1,150,028
United Parcel Service, Inc., Class B	5,500	1,003,970

		2,719,088

Building Products (1.0%)
Allegion plc	9,400	920,260
Daikin Industries Ltd.	2,400	385,190
Geberit AG (Registered)	974	468,470
Johnson Controls International plc	5,400	258,552
Masco Corp.	5,200	263,120
Trane Technologies plc	8,100	1,051,947

		3,347,539

Commercial Services & Supplies (0.8%)
Brambles Ltd.	41,505	306,591
Cintas Corp.	1,700	635,001
Copart, Inc.*	5,100	554,166
Secom Co. Ltd.	4,500	278,168
Waste Management, Inc.	4,700	719,006

		2,492,932

Construction & Engineering (0.2%)
Vinci SA	4,716	423,688
WSP Global, Inc.	3,100	350,508

		774,196

Electrical Equipment (1.6%)
Eaton Corp. plc	13,900	1,751,261
Emerson Electric Co.	22,900	1,821,466
Rockwell Automation, Inc.	4,500	896,895
Schneider Electric SE	5,258	622,906

		5,092,528

Industrial Conglomerates (1.3%)
3M Co.	21,100	2,730,551
Honeywell International, Inc.	8,300	1,442,623

		4,173,174

Machinery (3.5%)
Atlas Copco AB, Class A	98,376	920,552
Caterpillar, Inc.	5,700	1,018,932
Cummins, Inc.	5,000	967,650
Deere & Co.	4,000	1,197,880
Dover Corp.	7,500	909,900
IDEX Corp.	1,500	272,445
Illinois Tool Works, Inc.	11,300	2,059,425
Kone OYJ, Class B	8,843	422,846
PACCAR, Inc.	12,137	999,361
Pentair plc	19,100	874,207
SMC Corp.	500	223,118
Snap-on, Inc.	4,100	807,823
Volvo AB, Class B	27,847	431,646

		11,105,785

Marine (0.1%)
AP Moller - Maersk A/S, Class A	133	308,382

Professional Services (1.0%)
Booz Allen Hamilton Holding Corp.	5,000	451,800
Jacobs Engineering Group, Inc.	2,500	317,825
Teleperformance	1,970	606,033
Verisk Analytics, Inc.	5,600	969,304
Wolters Kluwer NV	10,351	1,006,961

		3,351,923

Road & Rail (2.6%)
Canadian National Railway Co.	13,800	1,552,286
Canadian Pacific Railway Ltd.	6,400	447,035
CSX Corp.	29,292	851,225
Norfolk Southern Corp.	7,900	1,795,591
Old Dominion Freight Line, Inc.	4,000	1,025,120
Union Pacific Corp.	12,300	2,623,344

		8,294,601

Trading Companies & Distributors (1.8%)
Brenntag SE	3,664	238,469
Fastenal Co.	30,200	1,507,584
Ferguson plc	5,602	627,263
ITOCHU Corp. (x)	32,700	884,367
Mitsubishi Corp.	23,900	710,674
Mitsui & Co. Ltd.	34,500	761,856
Toyota Tsusho Corp.	15,500	506,655
WW Grainger, Inc.	900	408,987

		5,645,855

Total Industrials		52,505,384

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (17.1%)
Communications Equipment (0.7%)
Cisco Systems, Inc.	38,244	$1,630,724
Motorola Solutions, Inc.	2,700	565,920

		2,196,644

Electronic Equipment, Instruments & Components (1.2%)
Amphenol Corp., Class A	22,000	1,416,360
CDW Corp.	9,600	1,512,576
Keyence Corp.	1,000	342,229
Kyocera Corp.	5,100	272,985
Trimble, Inc.*	4,200	244,566

		3,788,716

IT Services (4.0%)
Accenture plc, Class A	6,900	1,915,785
Automatic Data Processing, Inc.	11,198	2,352,028
Broadridge Financial Solutions, Inc.	3,500	498,925
CGI, Inc.*	6,700	533,730
Fiserv, Inc.*	8,100	720,657
International Business Machines Corp.	2,300	324,737
Jack Henry & Associates, Inc.	2,600	468,052
Mastercard, Inc., Class A	5,400	1,703,592
Nomura Research Institute Ltd.	16,600	442,083
Paychex, Inc.	8,500	967,895
VeriSign, Inc.*	3,000	501,990
Visa, Inc., Class A	9,000	1,772,010
Western Union Co. (The)	31,800	523,746

		12,725,230

Semiconductors & Semiconductor Equipment (1.9%)
ASML Holding NV	1,926	929,541
Intel Corp.	20,261	757,964
KLA Corp.	1,900	606,252
NXP Semiconductors NV	2,015	298,281
QUALCOMM, Inc.	5,300	677,022
Texas Instruments, Inc.	18,500	2,842,525

		6,111,585

Software (4.9%)
Adobe, Inc.*	3,700	1,354,422
Cadence Design Systems, Inc.*	5,900	885,177
Microsoft Corp.	39,069	10,034,092
Nice Ltd.*	1,918	369,607
Oracle Corp.	27,800	1,942,386
Roper Technologies, Inc.	800	315,720
Synopsys, Inc.*	3,000	911,100

		15,812,504

Technology Hardware, Storage & Peripherals (4.4%)
Apple, Inc.	91,400	12,496,209
Canon, Inc. (x)	19,600	445,899
FUJIFILM Holdings Corp.	7,100	381,248
HP, Inc.	26,100	855,558

		14,178,914

Total Information Technology		54,813,593

Materials (2.7%)
Chemicals (1.9%)
Air Liquide SA	3,003	405,891
BASF SE	12,328	536,467
Corteva, Inc.	23,000	1,245,220
Evonik Industries AG	21,867	466,871
Givaudan SA (Registered)	280	989,580
Nutrien Ltd.	10,600	844,162
Sherwin-Williams Co. (The)	6,300	1,410,633
Yara International ASA	6,030	253,057

		6,151,881

Containers & Packaging (0.1%)
Avery Dennison Corp.	1,700	275,179

Metals & Mining (0.7%)
BHP Group Ltd.	23,639	680,865
Franco-Nevada Corp.	2,800	368,316
Rio Tinto Ltd.	6,629	474,883
Rio Tinto plc	6,776	405,171
Wheaton Precious Metals Corp.	9,900	356,714

		2,285,949

Total Materials		8,713,009

Real Estate (2.8%)
Equity Real Estate Investment Trusts (REITs) (2.5%)
American Tower Corp. (REIT)	6,500	1,661,335
AvalonBay Communities, Inc. (REIT)	1,500	291,375
Crown Castle International Corp. (REIT)	5,400	909,252
Daiwa House REIT Investment Corp. (REIT)	209	473,766
Dexus (REIT)	124,459	762,046
Equity Residential (REIT)	9,300	671,646
Essex Property Trust, Inc. (REIT)	1,700	444,567
Mid-America Apartment Communities, Inc. (REIT)	3,300	576,411
Nomura Real Estate Master Fund, Inc. (REIT)	310	387,090
Prologis, Inc. (REIT)	9,800	1,152,970
Public Storage (REIT)	2,600	812,942

		8,143,400

Real Estate Management & Development (0.3%)
Mitsubishi Estate Co. Ltd.	28,700	416,766
Swiss Prime Site AG (Registered)	4,939	433,461

		850,227

Total Real Estate		8,993,627

Utilities (4.4%)
Electric Utilities (1.5%)
Eversource Energy	18,300	1,545,801
Iberdrola SA	130,063	1,349,639
Power Assets Holdings Ltd.	83,000	522,787
Red Electrica Corp. SA (x)	31,834	602,717
Terna – Rete Elettrica Nazionale	99,482	781,894

		4,802,838

Gas Utilities (0.5%)
Atmos Energy Corp.	11,900	1,333,990
Snam SpA	59,536	312,482

		1,646,472

Multi-Utilities (2.0%)
Canadian Utilities Ltd., Class A	16,700	498,068
CMS Energy Corp.	13,500	911,250
Consolidated Edison, Inc.	14,800	1,407,480
E.ON SE	34,296	287,742
National Grid plc	90,171	1,155,566
Sempra Energy	10,300	1,547,781

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
WEC Energy Group, Inc.	5,600	$563,584

		6,371,471

Water Utilities (0.4%)
American Water Works Co., Inc.	8,000	1,190,160

Total Utilities		14,010,941

Total Common Stocks (99.0%) (Cost $285,898,323)		318,318,594

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.3%)
Deutsche Bank Securities, Inc., 1.45%, dated 6/30/22, due 7/1/22, repurchase price $324,413, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $330,827. (xx)	$324,400	324,400
National Bank of Canada, 1.70%, dated 6/30/22, due 7/7/22, repurchase price $500,165, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 11/3/22-2/15/51; total market value $551,403. (xx)	500,000	500,000
Societe Generale SA, 1.51%, dated 6/30/22, due 7/7/22, repurchase price $100,029, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.807%, maturing 10/11/22-4/30/24; total market value $102,000. (xx)	100,000	100,000

Total Repurchase Agreements		924,400

Total Short-Term Investments (0.3%) (Cost $924,400)		924,400

Total Investments in Securities (99.3%) (Cost $286,822,723)		319,242,994
Other Assets Less Liabilities (0.7%)		2,194,528

Net Assets (100%)		$321,437,522

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2022, the market value of these securities amounted to $310,026 or 0.1% of net assets.

(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $1,360,597. This was collateralized by $513,854 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.750%, maturing 5/15/25 – 11/15/51 and by cash of $924,400 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Denmark Krone
EUR	—	European Currency Unit
GBP	—	British Pound
HKD	—	Hong Kong Dollar
ILS	—	Israel New Shekel
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

Country Diversification As a Percentage of Total Net Assets
Australia	1.7%
Austria	0.1
Belgium	0.1
Brazil	0.2
Canada	6.3
China	0.1
Denmark	0.6
Finland	0.5
France	1.2
Germany	2.2
Hong Kong	0.5
Israel	0.5
Italy	0.7
Japan	5.1
Malta	0.0 #
Netherlands	0.9
Norway	0.4
Singapore	0.6
Spain	0.6
Sweden	0.7
Switzerland	1.4
United Kingdom	1.2
United States	73.7
Cash and Other	0.7

100.0%

#	Percent shown is less than 0.05%.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD) : AUD 1,070, CAD 579,971, CHF 77,390, DKK 2,818, EUR 31,864, GBP 579,194, HKD 1,340, ILS 7,398, JPY 926,119, NOK 209,713, NZD 937, SEK 1,955 and SGD 2,159.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$14,970,520	$3,903,640	$—		$18,874,160
Consumer Discretionary	10,306,719	3,116,797	—		13,423,516
Consumer Staples	29,543,812	7,257,588	—		36,801,400
Energy	1,389,406	633,523	—		2,022,929
Financials	50,312,796	18,470,898	—	(a)	68,783,694
Health Care	31,407,234	7,969,107	—		39,376,341
Industrials	41,806,459	10,698,925	—		52,505,384
Information Technology	51,630,001	3,183,592	—		54,813,593
Materials	4,500,224	4,212,785	—		8,713,009
Real Estate	6,520,498	2,473,129	—		8,993,627
Utilities	8,998,114	5,012,827	—		14,010,941
Short-Term Investments
Repurchase Agreements	—	924,400	—		924,400

Total Assets	$251,385,783	$67,857,211	$—		$319,242,994

Total Liabilities	$—	$—	$—		$—

Total	$251,385,783	$67,857,211	$—		$319,242,994

(a)	Value is zero.

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$52,049,075
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$52,539,481

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$46,349,249
Aggregate gross unrealized depreciation	(14,536,374)

Net unrealized appreciation	$31,812,875

Federal income tax cost of investments in securities and derivative instruments, if applicable	$287,430,119

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $285,898,323)	$318,318,594
Repurchase Agreements (Cost $924,400)	924,400
Foreign cash (Cost $2,420,057)	2,421,928
Due from Custodian	2,009,196
Dividends, interest and other receivables	1,030,603
Receivable for Portfolio shares sold	62,238
Receivable for securities sold	22,000
Securities lending income receivable	972
Other assets	3,931

Total assets	324,793,862

LIABILITIES
Payable for securities purchased	2,031,206
Payable for return of collateral on securities loaned	924,400
Investment management fees payable	191,808
Payable for Portfolio shares redeemed	61,228
Distribution fees payable – Class IB	60,821
Administrative fees payable	24,923
Overdraft payable	20,054
Accrued expenses	41,900

Total liabilities	3,356,340

NET ASSETS	$321,437,522

Net assets were comprised of:
Paid in capital	$282,810,647
Total distributable earnings (loss)	38,626,875

Net assets	$321,437,522

Class IB
Net asset value, offering and redemption price per share, $289,667,178 / 19,393,733 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.94

Class K
Net asset value, offering and redemption price per share, $31,770,344 / 2,122,389 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.97

(x)	Includes value of securities on loan of $1,360,597.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (net of $269,963 foreign withholding tax)	$4,054,326
Securities lending (net)	11,655

Total income	4,065,981

EXPENSES
Investment management fees	1,255,578
Distribution fees – Class IB	404,557
Administrative fees	164,123
Professional fees	38,830
Custodian fees	20,642
Recoupment fees	18,958
Printing and mailing expenses	13,698
Trustees’ fees	5,569
Interest expense	1,180
Miscellaneous	8,042

Gross expenses	1,931,177
Less: Waiver from investment manager	(2,859)

Net expenses	1,928,318

NET INVESTMENT INCOME (LOSS)	2,137,663

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(227,208)
Foreign currency transactions	(142,117)

Net realized gain (loss)	(369,325)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(72,449,351)
Foreign currency translations	(61,187)

Net change in unrealized appreciation (depreciation)	(72,510,538)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(72,879,863)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(70,742,200)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,137,663	$4,048,452
Net realized gain (loss)	(369,325)	24,174,823
Net change in unrealized appreciation (depreciation)	(72,510,538)	48,907,162

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(70,742,200)	77,130,437

Distributions to shareholders:
Class IB	—	(24,746,990)
Class K	—	(1,961,473)

Total distributions to shareholders	—	(26,708,463)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 869,615 and 985,062 shares, respectively ]	14,513,119	17,012,152
Capital shares issued in reinvestment of dividends [ 0 and 1,386,584 shares, respectively ]	—	24,746,990
Capital shares repurchased [ (1,579,411) and (2,632,467) shares, respectively ]	(25,955,226)	(46,023,760)

Total Class IB transactions	(11,442,107)	(4,264,618)

Class K
Capital shares sold [ 760,791 and 62,130 shares, respectively ]	13,656,913	1,097,877
Capital shares issued in reinvestment of dividends [ 0 and 109,785 shares, respectively ]	—	1,961,473
Capital shares repurchased [ (170,698) and (266,059) shares, respectively ]	(2,839,078)	(4,610,715)

Total Class K transactions	10,817,835	(1,551,365)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(624,272)	(5,815,983)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(71,366,472)	44,605,991
NET ASSETS:
Beginning of period	392,803,994	348,198,003

End of period	$321,437,522	$392,803,994

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021		2020	2019	2018	2017
Net asset value, beginning of period	$18.15		$15.83		$14.42	$11.65	$13.04	$11.16

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.19	(aa)	0.13	0.16	0.17	0.15
Net realized and unrealized gain (loss)	(3.31)		3.44		1.45	2.97	(0.92)	2.26

Total from investment operations	(3.21)		3.63		1.58	3.13	(0.75)	2.41

Less distributions:
Dividends from net investment income	—		(0.23)		(0.09)	(0.16)	(0.16)	(0.16)
Distributions from net realized gains	—		(1.08)		(0.08)	(0.20)	(0.48)	(0.37)

Total dividends and distributions	—		(1.31)		(0.17)	(0.36)	(0.64)	(0.53)

Net asset value, end of period	$14.94		$18.15		$15.83	$14.42	$11.65	$13.04

Total return (b)	(17.69)%		23.08%		10.95%	26.90%	(6.03)%	21.65%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$289,667		$364,960		$322,433	$21,947	$13,044	$10,478
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10	%(g)	1.10	%(g)	1.10%	1.15%	1.15%	1.16%
Before waivers (a)(f)	1.10	%(g)	1.11	%(g)	1.15%	1.48%	1.61%	1.72%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.17%		1.07	%(bb)	0.90%	1.21%	1.28%	1.23%
Before waivers (a)(f)	1.17%		1.07	%(bb)	0.84%	0.88%	0.82%	0.68%
Portfolio turnover rate^	14	%(z)	39%		53%	29%	47%	42%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021		2020	2019	2018	2017
Net asset value, beginning of period	$18.17		$15.84		$14.42	$11.65	$13.04	$11.15

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.23	(aa)	0.17	0.20	0.20	0.19
Net realized and unrealized gain (loss)	(3.32)		3.45		1.45	2.96	(0.92)	2.26

Total from investment operations	(3.20)		3.68		1.62	3.16	(0.72)	2.45

Less distributions:
Dividends from net investment income	—		(0.27)		(0.12)	(0.19)	(0.19)	(0.19)
Distributions from net realized gains	—		(1.08)		(0.08)	(0.20)	(0.48)	(0.37)

Total dividends and distributions	—		(1.35)		(0.20)	(0.39)	(0.67)	(0.56)

Net asset value, end of period	$14.97		$18.17		$15.84	$14.42	$11.65	$13.04

Total return (b)	(17.61)%		23.39%		11.28%	27.20%	(5.80)%	22.04%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$31,770		$27,844		$25,765	$10,387	$7,905	$8,280
Ratio of expenses to average net assets:
After waivers (a)(f)	0.85	%(g)	0.85	%(g)	0.86%	0.90%	0.90%	0.92%
Before waivers (a)(f)	0.85	%(g)	0.86	%(g)	0.94%	1.24%	1.35%	1.46%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.42%		1.32	%(bb)	1.22%	1.48%	1.54%	1.50%
Before waivers (a)(f)	1.42%		1.32	%(bb)	1.13%	1.15%	1.09%	0.96%
Portfolio turnover rate^	14	%(z)	39%		53%	29%	47%	42%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.14 and $0.18 for Class IB and Class K respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.29% lower.

See Notes to Financial Statements.

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Information Technology	31.9%
Health Care	11.6
Consumer Discretionary	11.1
Communication Services	10.1
Financials	9.5
Consumer Staples	8.4
Industrials	8.1
Real Estate	3.6
Materials	2.9
Energy	1.6
Utilities	1.0
Repurchase Agreements	0.2
Cash and Other	0.0 #

100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IA
Actual	$1,000.00	$775.80	$3.98
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.31	4.53
Class IB
Actual	1,000.00	775.70	3.98
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.31	4.53

* Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratio of 0.90% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.1%)
Diversified Telecommunication Services (1.3%)
Liberty Global plc, Class A*	1,914	$40,290
Liberty Global plc, Class C*	3,785	83,611
Lumen Technologies, Inc.	11,230	122,519
Verizon Communications, Inc.	49,655	2,519,991

		2,766,411

Entertainment (1.3%)
Electronic Arts, Inc.	3,335	405,703
Walt Disney Co. (The)*	21,536	2,032,998
Warner Bros Discovery, Inc.*	26,276	352,624

		2,791,325

Interactive Media & Services (7.3%)
Alphabet, Inc., Class A*	3,558	7,753,807
Alphabet, Inc., Class C*	3,360	7,349,832
ZoomInfo Technologies, Inc., Class A*	3,113	103,476

		15,207,115

Media (0.2%)
Cable One, Inc.	66	85,095
John Wiley & Sons, Inc., Class A	514	24,548
New York Times Co. (The), Class A	2,041	56,944
Omnicom Group, Inc.	2,433	154,763
Scholastic Corp.	344	12,374

		333,724

Total Communication Services		21,098,575

Consumer Discretionary (11.1%)
Auto Components (0.2%)
Aptiv plc*	3,200	285,024
Autoliv, Inc.	957	68,493
BorgWarner, Inc.	2,860	95,438

		448,955

Automobiles (3.4%)
Harley-Davidson, Inc.	1,802	57,051
Lucid Group, Inc.(x)*	4,672	80,172
Rivian Automotive, Inc., Class A(x)*	2,191	56,396
Tesla, Inc.*	10,391	6,997,507

		7,191,126

Distributors (0.2%)
LKQ Corp.	3,203	157,235
Pool Corp.	484	169,996

		327,231

Hotels, Restaurants & Leisure (2.7%)
Aramark	2,785	85,305
Booking Holdings, Inc.*	482	843,013
Choice Hotels International, Inc.	399	44,540
Darden Restaurants, Inc.	1,532	173,300
Domino’s Pizza, Inc.	430	167,575
Hilton Worldwide Holdings, Inc.	3,299	367,641
Jack in the Box, Inc.	238	13,342
Marriott International, Inc., Class A	3,295	448,153
McDonald’s Corp.	8,796	2,171,557
Royal Caribbean Cruises Ltd.*	2,762	96,421
Starbucks Corp.	13,572	1,036,765
Vail Resorts, Inc.	471	102,702

		5,550,314

Household Durables (0.3%)
Ethan Allen Interiors, Inc.	235	4,749
Garmin Ltd.	1,843	181,075
La-Z-Boy, Inc.	547	12,969
Meritage Homes Corp.*	490	35,525
Mohawk Industries, Inc.*	618	76,688
Newell Brands, Inc.	4,880	92,915
Whirlpool Corp.	693	107,325

		511,246

Leisure Products (0.1%)
Callaway Golf Co.*	1,865	38,046
Hasbro, Inc.	1,524	124,785
Mattel, Inc.*	4,134	92,312

		255,143

Multiline Retail (0.4%)
Kohl’s Corp.	1,628	58,103
Nordstrom, Inc.	1,304	27,553
Target Corp.	5,672	801,057

		886,713

Specialty Retail (2.8%)
AutoNation, Inc.*	476	53,198
Best Buy Co., Inc.	2,571	167,603
Buckle, Inc. (The)	355	9,830
CarMax, Inc.*	1,898	171,731
Foot Locker, Inc.	1,017	25,679
GameStop Corp., Class A(x)*	788	96,372
Gap, Inc. (The)	2,078	17,123
Home Depot, Inc. (The)	12,352	3,387,783
Lowe’s Cos., Inc.	7,921	1,383,561
ODP Corp. (The)*	473	14,304
Signet Jewelers Ltd.	593	31,702
Tractor Supply Co.	1,333	258,402
Ulta Beauty, Inc.*	643	247,864

		5,865,152

Textiles, Apparel & Luxury Goods (1.0%)
Capri Holdings Ltd.*	1,656	67,913
Columbia Sportswear Co.	394	28,202
Deckers Outdoor Corp.*	313	79,925
Hanesbrands, Inc.	3,990	41,057
NIKE, Inc., Class B	15,123	1,545,571
PVH Corp.	806	45,861
Under Armour, Inc., Class A*	2,099	17,485
Under Armour, Inc., Class C*	2,595	19,670
VF Corp.	3,950	174,471
Wolverine World Wide, Inc.	958	19,313

		2,039,468

Total Consumer Discretionary		23,075,348

Consumer Staples (8.4%)
Beverages (2.9%)
Coca-Cola Co. (The)	48,719	3,064,912
Keurig Dr Pepper, Inc.	9,263	327,818
PepsiCo, Inc.	16,365	2,727,391

		6,120,121

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Food & Staples Retailing (0.5%)
Kroger Co. (The)	8,289	$392,319
Sysco Corp.	5,975	506,142
United Natural Foods, Inc.*	720	28,368

		926,829

Food Products (1.9%)
Archer-Daniels-Midland Co.	6,627	514,255
Bunge Ltd.	1,667	151,180
Campbell Soup Co.	2,508	120,509
Conagra Brands, Inc.	5,712	195,579
Darling Ingredients, Inc.*	1,906	113,979
General Mills, Inc.	7,117	536,978
Hain Celestial Group, Inc. (The)*	1,148	27,254
Hormel Foods Corp.	3,528	167,086
Ingredion, Inc.	792	69,823
J M Smucker Co. (The)	1,293	165,517
Kellogg Co.	3,033	216,374
Kraft Heinz Co. (The)	8,720	332,581
Lamb Weston Holdings, Inc.	1,717	122,697
McCormick & Co., Inc. (Non-Voting)	2,938	244,588
Mondelez International, Inc., Class A	16,379	1,016,972

		3,995,372

Household Products (2.8%)
Church & Dwight Co., Inc.	2,854	264,451
Clorox Co. (The)	1,468	206,958
Colgate-Palmolive Co.	9,420	754,919
Kimberly-Clark Corp.	3,999	540,465
Procter & Gamble Co. (The)	28,354	4,077,022

		5,843,815

Personal Products (0.3%)
Estee Lauder Cos., Inc. (The), Class A	2,761	703,144

Total Consumer Staples		17,589,281

Energy (1.6%)
Energy Equipment & Services (0.4%)
Baker Hughes Co.	11,322	326,866
Core Laboratories NV(x)	556	11,014
Halliburton Co.	10,671	334,643
NOV, Inc.	4,548	76,907
TechnipFMC plc*	4,614	31,052

		780,482

Oil, Gas & Consumable Fuels (1.2%)
Cheniere Energy, Inc.	2,719	361,709
Marathon Petroleum Corp.	6,712	551,794
ONEOK, Inc.	5,239	290,764
Phillips 66	5,672	465,047
Valero Energy Corp.	4,825	512,801
Williams Cos., Inc. (The)	14,439	450,641

		2,632,756

Total Energy		3,413,238

Financials (9.5%)
Banks (1.8%)
Bank of Hawaii Corp.	449	33,406
Cathay General Bancorp	851	33,317
Citizens Financial Group, Inc.	5,900	210,571
Comerica, Inc.	1,550	113,739
First Republic Bank	2,102	303,108
Heartland Financial USA, Inc.	554	23,013
Huntington Bancshares, Inc.	17,035	204,931
International Bancshares Corp.	664	26,613
KeyCorp	11,079	190,891
M&T Bank Corp.	2,116	337,269
Old National Bancorp	3,639	53,821
PNC Financial Services Group, Inc. (The)‡	4,928	777,491
Regions Financial Corp.	11,011	206,456
SVB Financial Group*	699	276,098
Truist Financial Corp.	15,772	748,066
Umpqua Holdings Corp.	2,620	43,937
Zions Bancorp NA	1,775	90,348

		3,673,075

Capital Markets (4.2%)
Ameriprise Financial, Inc.	1,314	312,312
Bank of New York Mellon Corp. (The)	9,076	378,560
BlackRock, Inc.‡	1,796	1,093,836
Charles Schwab Corp. (The)	17,206	1,087,075
CME Group, Inc.	4,251	870,180
FactSet Research Systems, Inc.	449	172,672
Franklin Resources, Inc.(x)	3,550	82,751
Intercontinental Exchange, Inc.	6,632	623,673
Invesco Ltd.	4,133	66,665
MarketAxess Holdings, Inc.	449	114,948
Moody’s Corp.	1,972	536,325
Morgan Stanley	15,786	1,200,683
Northern Trust Corp.	2,317	223,544
S&P Global, Inc.	4,190	1,412,281
State Street Corp.	4,373	269,595
T. Rowe Price Group, Inc.	2,698	306,520

		8,751,620

Consumer Finance (0.8%)
Ally Financial, Inc.	3,957	132,599
American Express Co.	7,624	1,056,839
Discover Financial Services	3,383	319,964
Synchrony Financial	6,190	170,968

		1,680,370

Diversified Financial Services (0.1%)
Equitable Holdings, Inc.‡	4,626	120,600
Voya Financial, Inc.	1,257	74,829

		195,429

Insurance (2.6%)
Allstate Corp. (The)	3,306	418,969
Arthur J Gallagher & Co.	2,470	402,709
Chubb Ltd.	5,029	988,601
Hartford Financial Services Group, Inc. (The)	3,939	257,729
Lincoln National Corp.	1,946	91,015
Loews Corp.	2,442	144,713
Marsh & McLennan Cos., Inc.	5,969	926,687
Principal Financial Group, Inc.	3,043	203,242
Progressive Corp. (The)	6,920	804,588
Prudential Financial, Inc.	4,444	425,202
Travelers Cos., Inc. (The)	2,868	485,065
Willis Towers Watson plc	1,398	275,951

		5,424,471

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Thrifts & Mortgage Finance (0.0%)†
New York Community Bancorp, Inc.	5,747	$52,470

Total Financials		19,777,435

Health Care (11.6%)
Biotechnology (3.4%)
AbbVie, Inc.	20,922	3,204,414
Amgen, Inc.	6,588	1,602,860
Biogen, Inc.*	1,733	353,428
BioMarin Pharmaceutical, Inc.*	2,139	177,259
Gilead Sciences, Inc.	14,864	918,744
Vertex Pharmaceuticals, Inc.*	3,010	848,188

		7,104,893

Health Care Equipment & Supplies (1.8%)
ABIOMED, Inc.*	525	129,943
Align Technology, Inc.*	874	206,849
Becton Dickinson and Co.	3,368	830,313
Cooper Cos., Inc. (The)	580	181,609
Dentsply Sirona, Inc.	2,633	94,077
Dexcom, Inc.*	4,540	338,366
Edwards Lifesciences Corp.*	7,402	703,856
Hologic, Inc.*	2,932	203,188
IDEXX Laboratories, Inc.*	1,001	351,081
Insulet Corp.*	838	182,634
ResMed, Inc.	1,725	361,612
STERIS plc	1,193	245,937

		3,829,465

Health Care Providers & Services (2.5%)
AmerisourceBergen Corp.	1,875	265,275
Cardinal Health, Inc.	3,229	168,780
Centene Corp.*	6,879	582,032
Cigna Corp.	3,786	997,687
DaVita, Inc.*	686	54,853
Elevance Health, Inc.	2,852	1,376,318
HCA Healthcare, Inc.	2,884	484,685
Henry Schein, Inc.*	1,647	126,391
Humana, Inc.	1,504	703,977
Laboratory Corp. of America Holdings	1,107	259,436
MEDNAX, Inc.*	946	19,875
Patterson Cos., Inc.	1,020	30,906
Quest Diagnostics, Inc.	1,398	185,906
Select Medical Holdings Corp.	1,479	34,934

		5,291,055

Health Care Technology (0.0%)†
Teladoc Health, Inc.(x)*	1,985	65,922

Life Sciences Tools & Services (1.1%)
Agilent Technologies, Inc.	3,543	420,802
Bio-Techne Corp.	468	162,227
Illumina, Inc.*	1,864	343,647
IQVIA Holdings, Inc.*	2,240	486,058
Mettler-Toledo International, Inc.*	268	307,870
Waters Corp.*	724	239,630
West Pharmaceutical Services, Inc.	886	267,900

		2,228,134

Pharmaceuticals (2.8%)
Bristol-Myers Squibb Co.	25,783	1,985,291
Jazz Pharmaceuticals plc*	741	115,603
Merck & Co., Inc.	29,900	2,725,983
Zoetis, Inc.	5,585	960,006

		5,786,883

Total Health Care		24,306,352

Industrials (8.1%)
Aerospace & Defense (0.0%)†
Spirit AeroSystems Holdings, Inc., Class A	1,259	36,889

Air Freight & Logistics (0.9%)
CH Robinson Worldwide, Inc.	1,531	155,197
Expeditors International of Washington, Inc.	1,973	192,289
United Parcel Service, Inc., Class B	8,665	1,581,709

		1,929,195

Airlines (0.1%)
Delta Air Lines, Inc.*	1,867	54,087
Southwest Airlines Co.*	1,662	60,031

		114,118

Building Products (0.9%)
A O Smith Corp.	1,486	81,254
Allegion plc	1,067	104,459
Builders FirstSource, Inc.*	2,217	119,053
Carrier Global Corp.	10,160	362,306
Fortune Brands Home & Security, Inc.	1,530	91,616
Johnson Controls International plc	8,268	395,872
Lennox International, Inc.	370	76,438
Masco Corp.	2,823	142,844
Owens Corning	1,192	88,578
Trane Technologies plc	2,773	360,130

		1,822,550

Commercial Services & Supplies (0.2%)
ACCO Brands Corp.	1,073	7,007
Copart, Inc.*	2,533	275,236
Deluxe Corp.	487	10,553
HNI Corp.	507	17,588
Interface, Inc.	734	9,204
Steelcase, Inc., Class A	1,231	13,209
Tetra Tech, Inc.	617	84,251

		417,048

Construction & Engineering (0.2%)
EMCOR Group, Inc.	638	65,689
Granite Construction, Inc.	585	17,047
MDU Resources Group, Inc.	2,574	69,472
Quanta Services, Inc.	1,710	214,331

		366,539

Electrical Equipment (0.5%)
Acuity Brands, Inc.	390	60,076
Eaton Corp. plc	4,700	592,153
Rockwell Automation, Inc.	1,379	274,848
Sensata Technologies Holding plc	1,829	75,556

		1,002,633

Industrial Conglomerates (0.4%)
3M Co.	6,735	871,576

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (2.7%)
AGCO Corp.	741	$73,137
Caterpillar, Inc.	6,333	1,132,087
Cummins, Inc.	1,681	325,324
Deere & Co.	3,441	1,030,476
Dover Corp.	1,686	204,545
Flowserve Corp.	1,667	47,726
Fortive Corp.	4,036	219,478
Graco, Inc.	1,954	116,087
IDEX Corp.	922	167,463
Illinois Tool Works, Inc.	3,704	675,054
Lincoln Electric Holdings, Inc.	654	80,677
Meritor, Inc.*	833	30,263
Middleby Corp. (The)*	597	74,840
PACCAR, Inc.	4,137	340,641
Parker-Hannifin Corp.	1,511	371,782
Pentair plc	1,893	86,643
Snap-on, Inc.	642	126,493
Stanley Black & Decker, Inc.	1,944	203,848
Tennant Co.	204	12,087
Timken Co. (The)	750	39,787
Westinghouse Air Brake Technologies Corp.	2,095	171,958
Xylem, Inc.	2,151	168,165

		5,698,561

Professional Services (0.2%)
ASGN, Inc.*	606	54,691
Exponent, Inc.	588	53,784
Heidrick & Struggles International, Inc.	257	8,316
ICF International, Inc.	218	20,710
Kelly Services, Inc., Class A	381	7,555
ManpowerGroup, Inc.	631	48,215
Resources Connection, Inc.	361	7,354
Robert Half International, Inc.	1,331	99,679
TransUnion	2,288	183,017
TrueBlue, Inc.*	492	8,807

		492,128

Road & Rail (1.6%)
AMERCO	116	55,475
ArcBest Corp.	298	20,970
Avis Budget Group, Inc.*	384	56,479
CSX Corp.	26,048	756,955
Knight-Swift Transportation Holdings, Inc.	1,788	82,767
Norfolk Southern Corp.	2,848	647,322
Ryder System, Inc.	623	44,270
Union Pacific Corp.	7,533	1,606,638

		3,270,876

Trading Companies & Distributors (0.4%)
Air Lease Corp.	1,260	42,122
Applied Industrial Technologies, Inc.	454	43,661
Fastenal Co.	6,851	342,002
United Rentals, Inc.*	843	204,773
WW Grainger, Inc.	546	248,119

		880,677

Total Industrials		16,902,790

Information Technology (31.9%)
Communications Equipment (1.3%)
Cisco Systems, Inc.	49,139	2,095,287
CommScope Holding Co., Inc.*	2,701	16,530
F5, Inc.*	704	107,740
Motorola Solutions, Inc.	1,987	416,475
Plantronics, Inc.*	613	24,324

		2,660,356

Electronic Equipment, Instruments & Components (0.7%)
Cognex Corp.	2,154	91,588
Corning, Inc.	9,463	298,179
Flex Ltd.*	5,463	79,050
Itron, Inc.*	451	22,293
Keysight Technologies, Inc.*	2,166	298,583
TE Connectivity Ltd.	3,868	437,664
Trimble, Inc.*	3,007	175,098
Zebra Technologies Corp., Class A*	618	181,661

		1,584,116

IT Services (6.8%)
Accenture plc, Class A	7,476	2,075,711
Akamai Technologies, Inc.*	1,862	170,056
Automatic Data Processing, Inc.	4,988	1,047,680
Cognizant Technology Solutions Corp., Class A	6,203	418,640
Fidelity National Information Services, Inc.	7,185	658,649
International Business Machines Corp.	10,638	1,501,979
Mastercard, Inc., Class A	10,324	3,257,016
Okta, Inc.*	1,759	159,014
PayPal Holdings, Inc.*	13,061	912,180
Visa, Inc., Class A	19,617	3,862,391
Western Union Co. (The)	4,642	76,454

		14,139,770

Semiconductors & Semiconductor Equipment (6.3%)
Advanced Micro Devices, Inc.*	19,338	1,478,777
Analog Devices, Inc.	6,174	901,960
Applied Materials, Inc.	10,432	949,103
Intel Corp.	48,167	1,801,927
Lam Research Corp.	1,657	706,131
Microchip Technology, Inc.	6,539	379,785
NVIDIA Corp.	29,572	4,482,820
NXP Semiconductors NV	3,117	461,410
ON Semiconductor Corp.*	5,159	259,549
Skyworks Solutions, Inc.	1,910	176,942
Texas Instruments, Inc.	10,942	1,681,238

		13,279,642

Software (16.3%)
Adobe, Inc.*	5,580	2,042,615
ANSYS, Inc.*	1,019	243,837
Autodesk, Inc.*	2,599	446,924
Black Knight, Inc.*	1,898	124,110
Cadence Design Systems, Inc.*	3,279	491,948
Citrix Systems, Inc.	1,525	148,184
Coupa Software, Inc.*	898	51,276
Fair Isaac Corp.*	312	125,081
Fortinet, Inc.*	8,115	459,147
Guidewire Software, Inc.*	965	68,505
HubSpot, Inc.*	522	156,939

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Intuit, Inc.	3,184	$1,227,241
Microsoft Corp.	84,245	21,636,644
NortonLifeLock, Inc.	6,880	151,085
Oracle Corp.	18,933	1,322,849
Paycom Software, Inc.*	615	172,274
PTC, Inc.*	1,302	138,455
RingCentral, Inc., Class A*	945	49,386
Roper Technologies, Inc.	1,249	492,918
Salesforce, Inc.*	11,651	1,922,881
ServiceNow, Inc.*	2,366	1,125,080
Splunk, Inc.*	1,861	164,624
Synopsys, Inc.*	1,809	549,393
Teradata Corp.*	1,235	45,707
VMware, Inc., Class A	2,449	279,137
Workday, Inc., Class A*	2,328	324,942
Zendesk, Inc.*	1,447	107,179

		34,068,361

Technology Hardware, Storage & Peripherals (0.5%)
Dell Technologies, Inc., Class C	3,421	158,084
Hewlett Packard Enterprise Co.	15,555	206,259
HP, Inc.	12,509	410,045
Seagate Technology Holdings plc	2,470	176,457
Xerox Holdings Corp.	1,274	18,919

		969,764

Total Information Technology		66,702,009

Materials (2.9%)
Chemicals (2.3%)
Air Products and Chemicals, Inc.	2,623	630,779
Albemarle Corp.	1,392	290,900
Axalta Coating Systems Ltd.*	2,666	58,945
Ecolab, Inc.	3,053	469,429
HB Fuller Co.	603	36,306
International Flavors & Fragrances, Inc.	2,983	355,335
Linde plc	6,073	1,746,170
Minerals Technologies, Inc.	394	24,168
Mosaic Co. (The)	4,312	203,656
PPG Industries, Inc.	2,782	318,094
Sherwin-Williams Co. (The)	2,937	657,624

		4,791,406

Containers & Packaging (0.3%)
Avery Dennison Corp.	976	157,985
Ball Corp.	3,830	263,389
Sealed Air Corp.	1,713	98,875
Sonoco Products Co.	1,157	65,995

		586,244

Metals & Mining (0.3%)
Compass Minerals International, Inc.	398	14,085
Newmont Corp.	9,412	561,614
Schnitzer Steel Industries, Inc., Class A	317	10,411

		586,110

Total Materials		5,963,760

Real Estate (3.6%)
Equity Real Estate Investment Trusts (REITs) (3.4%)
American Tower Corp. (REIT)	5,388	1,377,119
AvalonBay Communities, Inc. (REIT)	1,642	318,959
Boston Properties, Inc. (REIT)	1,744	155,181
Corporate Office Properties Trust (REIT)	1,482	38,814
Digital Realty Trust, Inc. (REIT)	3,380	438,825
Duke Realty Corp. (REIT)	4,529	248,869
Equinix, Inc. (REIT)	1,070	703,011
Equity Residential (REIT)	4,181	301,952
Federal Realty OP LP (REIT)	818	78,315
Healthpeak Properties, Inc. (REIT)	6,447	167,042
Host Hotels & Resorts, Inc. (REIT)	8,543	133,954
Iron Mountain, Inc. (REIT)	3,417	166,374
Macerich Co. (The) (REIT)	2,450	21,340
PotlatchDeltic Corp. (REIT)	849	37,517
Prologis, Inc. (REIT)	8,757	1,030,261
SBA Communications Corp. (REIT)	1,281	409,984
Simon Property Group, Inc. (REIT)	3,893	369,524
UDR, Inc. (REIT)	3,730	171,729
Ventas, Inc. (REIT)	4,696	241,515
Welltower, Inc. (REIT)	5,312	437,443
Weyerhaeuser Co. (REIT)	8,836	292,648

		7,140,376

Real Estate Management & Development (0.2%)
Anywhere Real Estate, Inc.*	1,355	13,320
CBRE Group, Inc., Class A*	3,925	288,919
Jones Lang LaSalle, Inc.*	598	104,566

		406,805

Total Real Estate		7,547,181

Utilities (1.0%)
Electric Utilities (0.2%)
Eversource Energy	4,048	341,934

Gas Utilities (0.1%)
Atmos Energy Corp.	1,632	182,947
New Jersey Resources Corp.	1,229	54,728
UGI Corp.	2,446	94,440

		332,115

Independent Power and Renewable Electricity Producers (0.0%)†
Ormat Technologies, Inc.	542	42,466

Multi-Utilities (0.5%)
Avista Corp.	768	33,416
Consolidated Edison, Inc.	4,198	399,230
Sempra Energy	3,746	562,911

		995,557

Water Utilities (0.2%)
American Water Works Co., Inc.	2,162	321,641
Essential Utilities, Inc.	2,772	127,096

		448,737

Total Utilities		2,160,809

Total Common Stocks (99.8%) (Cost $115,312,043)		208,536,778

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.2%)
MetLife, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $286,300, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-11/15/47; total market value $292,142. (xx)	$286,288	$286,288
National Bank of Canada, 1.70%, dated 6/30/22, due 7/7/22, repurchase price $70,777, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 11/3/22-2/15/51; total market value $78,028. (xx)	70,754	70,754

Total Repurchase Agreements		357,042

Total Short-Term Investments (0.2%) (Cost $357,042)		357,042

Total Investments in Securities (100.0%) (Cost $115,669,085)		208,893,820
Other Assets Less Liabilities (0.0%)†		(55,704)

Net Assets (100%)		$208,838,116

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $344,830. This was collateralized by cash of $357,042 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Investments in companies which were affiliates for the six months ended June 30, 2022, were as follows:

Security Description	Shares at June 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials Banks
PNC Financial Services Group, Inc. (The)	4,928	1,044,108	8,846	(57,996)	(1,840)	(215,627)	777,491	14,197	—
Capital Markets
BlackRock, Inc.	1,796	1,709,350	9,573	(56,459)	(242)	(568,386)	1,093,836	17,875	—
Diversified Financial Services
Equitable Holdings, Inc.	4,626	147,916	10,797	(7,615)	1,625	(32,123)	120,600	1,666	—

Total		2,901,374	29,216	(122,070)	(457)	(816,136)	1,991,927	33,738	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$21,098,575	$—	$—	$21,098,575
Consumer Discretionary	23,075,348	—	—	23,075,348
Consumer Staples	17,589,281	—	—	17,589,281
Energy	3,413,238	—	—	3,413,238
Financials	19,777,435	—	—	19,777,435
Health Care	24,306,352	—	—	24,306,352
Industrials	16,902,790	—	—	16,902,790
Information Technology	66,702,009	—	—	66,702,009
Materials	5,963,760	—	—	5,963,760
Real Estate	7,547,181	—	—	7,547,181
Utilities	2,160,809	—	—	2,160,809
Short-Term Investments
Repurchase Agreements	—	357,042	—	357,042

Total Assets	$208,536,778	$357,042	$—	$208,893,820

Total Liabilities	$—	$—	$—	$—

Total	$208,536,778	$357,042	$—	$208,893,820

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 18%)*	$6,462,607
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 12%)*	$13,791,726

*	During the six months ended June 30, 2022, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total purchases and/or Sales).

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$101,752,802
Aggregate gross unrealized depreciation	(8,484,762)

Net unrealized appreciation	$93,268,040

Federal income tax cost of investments in securities and derivative instruments, if applicable	$115,625,780

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $990,308)	$1,991,927
Unaffiliated Issuers (Cost $114,321,735)	206,544,851
Repurchase Agreements (Cost $357,042)	357,042
Cash	360,440
Dividends, interest and other receivables	175,452
Receivable for Portfolio shares sold	37,043
Securities lending income receivable	2,373
Other assets	2,617

Total assets	209,471,745

LIABILITIES
Payable for return of collateral on securities loaned	357,042
Investment management fees payable	88,662
Payable for Portfolio shares redeemed	74,771
Distribution fees payable – Class IB	43,516
Administrative fees payable	16,373
Distribution fees payable – Class IA	815
Trustees’ fees payable	93
Accrued expenses	52,357

Total liabilities	633,629

NET ASSETS	$208,838,116

Net assets were comprised of:
Paid in capital	$114,166,640
Total distributable earnings (loss)	94,671,476

Net assets	$208,838,116

Class IA
Net asset value, offering and redemption price per share, $3,832,537 / 234,684 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.33

Class IB
Net asset value, offering and redemption price per share, $205,005,579 / 12,825,084 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.98

(x)	Includes value of securities on loan of $344,830.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends ($33,738 of dividend income received from affiliates) (net of $1,045 foreign withholding tax)	$1,783,836
Interest	442
Securities lending (net)	5,938

Total income	1,790,216

EXPENSES
Investment management fees	604,431
Distribution fees – Class IB	296,663
Administrative fees	110,599
Custodian fees	28,513
Professional fees	27,653
Printing and mailing expenses	11,953
Distribution fees – Class IA	5,552
Trustees’ fees	3,829
Miscellaneous	1,633

Total expenses	1,090,826

NET INVESTMENT INCOME (LOSS)	699,390

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($(457) realized gain (loss) from affiliates)	712,041
Net change in unrealized appreciation (depreciation) on investments in securities ($(816,136) of change in unrealized appreciation (depreciation) from affiliates)	(63,295,496)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(62,583,455)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(61,884,065)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$699,390	$1,224,156
Net realized gain (loss)	712,041	2,712,900
Net change in unrealized appreciation (depreciation)	(63,295,496)	58,648,414

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(61,884,065)	62,585,470

Distributions to shareholders:
Class IA	—	(79,059)
Class IB	—	(4,311,268)

Total distributions to shareholders	—	(4,390,327)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 4,948 and 24,419 shares, respectively ]	94,721	455,502
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,836 shares, respectively ]	—	79,059
Capital shares repurchased [ (14,075) and (55,242) shares, respectively ]	(260,066)	(987,313)

Total Class IA transactions	(165,345)	(452,752)

Class IB
Capital shares sold [ 756,494 and 2,327,101 shares, respectively ]	14,039,848	43,437,443
Capital shares issued in reinvestment of dividends and distributions [ 0 and 213,709 shares, respectively ]	—	4,311,268
Capital shares repurchased [ (1,244,257) and (1,465,836) shares, respectively ]	(22,546,333)	(27,184,405)

Total Class IB transactions	(8,506,485)	20,564,306

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(8,671,830)	20,111,554

TOTAL INCREASE (DECREASE) IN NET ASSETS	(70,555,895)	78,306,697
NET ASSETS:
Beginning of period	279,394,011	201,087,314

End of period	$208,838,116	$279,394,011

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IA			2021	2020	2019	2018	2017
Net asset value, beginning of period	$21.05		$16.41	$14.24	$11.20	$12.14	$11.85

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.10	0.12	0.12	0.12	0.13
Net realized and unrealized gain (loss)	(4.77)		4.87	2.69	3.26	(0.61)	2.14

Total from investment operations	(4.72)		4.97	2.81	3.38	(0.49)	2.27

Less distributions:
Dividends from net investment income	—		(0.09)	(0.11)	(0.12)	(0.12)	(0.12)
Distributions from net realized gains	—		(0.24)	(0.53)	(0.22)	(0.33)	(1.86)

Total dividends and distributions	—		(0.33)	(0.64)	(0.34)	(0.45)	(1.98)

Net asset value, end of period	$16.33		$21.05	$16.41	$14.24	$11.20	$12.14

Total return (b)	(22.42)%		30.33%	19.96%	30.24%	(4.37)%	20.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,833		$5,132	$4,444	$3,816	$3,158	$3,626
Ratio of expenses to average net assets (a)(f)	0.90%		0.90%	0.93%	0.94%	0.93%	0.94%
Ratio of net investment income (loss) to average net assets (a)(f)	0.58%		0.51%	0.81%	0.91%	0.98%	1.08%
Portfolio turnover rate^	3	%(z)	10%	7%	12%	10%	13%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021	2020	2019	2018	2017
Net asset value, beginning of period	$20.60		$16.07	$13.95	$10.98	$11.91	$11.66

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.10	0.12	0.12	0.12	0.13
Net realized and unrealized gain (loss)	(4.67)		4.76	2.64	3.19	(0.60)	2.10

Total from investment operations	(4.62)		4.86	2.76	3.31	(0.48)	2.23

Less distributions:
Dividends from net investment income	—		(0.09)	(0.11)	(0.12)	(0.12)	(0.12)
Distributions from net realized gains	—		(0.24)	(0.53)	(0.22)	(0.33)	(1.86)

Total dividends and distributions	—		(0.33)	(0.64)	(0.34)	(0.45)	(1.98)

Net asset value, end of period	$15.98		$20.60	$16.07	$13.95	$10.98	$11.91

Total return (b)	(22.43)%		30.29%	20.01%	30.21%	(4.37)%	20.44%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$205,006		$274,262	$196,643	$175,337	$137,180	$146,723
Ratio of expenses to average net assets (a)(f)	0.90%		0.90%	0.93%	0.94%	0.93%	0.94%
Ratio of net investment income (loss) to average net assets (a)(f)	0.58%		0.51%	0.81%	0.91%	0.98%	1.07%
Portfolio turnover rate^	3	%(z)	10%	7%	12%	10%	13%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Information Technology	24.2%
Health Care	13.7
Financials	9.8
Consumer Discretionary	9.5
Communication Services	8.0
Industrials	7.1
Consumer Staples	6.3
Energy	3.9
Utilities	2.8
Real Estate	2.6
Investment Company	2.6
Materials	2.4
Repurchase Agreements	0.1
Cash and Other	7.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class K
Actual	$1,000.00	$789.70	$2.57
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.92	2.90

* Expenses are equal to the Portfolio’s Class K shares annualized expense ratio of 0.58%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.0%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.	544,589	$11,414,586
Lumen Technologies, Inc. (x)	70,098	764,769
Verizon Communications, Inc.	319,673	16,223,405

		28,402,760

Entertainment (1.1%)
Activision Blizzard, Inc.	59,739	4,651,279
Electronic Arts, Inc.	21,293	2,590,293
Live Nation Entertainment, Inc.*	10,543	870,641
Netflix, Inc.*	33,674	5,888,572
Take-Two Interactive Software, Inc.*	12,225	1,497,929
Walt Disney Co. (The)*	138,729	13,096,018
Warner Bros Discovery, Inc.*	167,829	2,252,265

		30,846,997

Interactive Media & Services (4.8%)
Alphabet, Inc., Class A*	22,935	49,981,328
Alphabet, Inc., Class C*	21,075	46,100,509
Match Group, Inc.*	21,899	1,526,141
Meta Platforms, Inc., Class A*	174,855	28,195,369
Twitter, Inc.*	58,820	2,199,280

		128,002,627

Media (0.8%)
Charter Communications, Inc., Class A*	8,910	4,174,602
Comcast Corp., Class A	341,340	13,394,182
DISH Network Corp., Class A*	18,389	329,715
Fox Corp., Class A	24,034	772,933
Fox Corp., Class B	10,120	300,564
Interpublic Group of Cos., Inc. (The)	30,930	851,503
News Corp., Class A	30,356	472,947
News Corp., Class B	9,553	151,797
Omnicom Group, Inc.	15,174	965,218
Paramount Global, Class B (x)	46,787	1,154,703

		22,568,164

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.*	44,969	6,050,129

Total Communication Services		215,870,677

Consumer Discretionary (9.5%)
Auto Components (0.1%)
Aptiv plc*	20,479	1,824,064
BorgWarner, Inc.	17,848	595,588

		2,419,652

Automobiles (1.9%)
Ford Motor Co.	302,789	3,370,042
General Motors Co.*	111,796	3,550,641
Tesla, Inc.*	63,845	42,994,500

		49,915,183

Distributors (0.1%)
Genuine Parts Co.	10,631	1,413,923
LKQ Corp.	19,883	976,056
Pool Corp.	3,030	1,064,227

		3,454,206

Hotels, Restaurants & Leisure (1.6%)
Booking Holdings, Inc.*	3,097	5,416,622
Caesars Entertainment, Inc.*	16,299	624,252
Carnival Corp. (x)*	63,164	546,369
Chipotle Mexican Grill, Inc.*	2,141	2,798,844
Darden Restaurants, Inc.	9,514	1,076,224
Domino’s Pizza, Inc.	2,694	1,049,879
Expedia Group, Inc.*	11,525	1,092,916
Hilton Worldwide Holdings, Inc.	21,038	2,344,475
Las Vegas Sands Corp.*	26,546	891,680
Marriott International, Inc., Class A	21,043	2,862,058
McDonald’s Corp.	56,473	13,942,054
MGM Resorts International	26,489	766,856
Norwegian Cruise Line Holdings Ltd. (x)*	32,922	366,093
Penn National Gaming, Inc.*	12,020	365,648
Royal Caribbean Cruises Ltd.*	17,014	593,959
Starbucks Corp.	87,308	6,669,458
Wynn Resorts Ltd.*	8,531	486,096
Yum! Brands, Inc.	21,432	2,432,746

		44,326,229

Household Durables (0.3%)
DR Horton, Inc.	24,362	1,612,521
Garmin Ltd.	11,643	1,143,925
Lennar Corp., Class A	19,620	1,384,583
Mohawk Industries, Inc.*	4,048	502,316
Newell Brands, Inc.	26,637	507,168
NVR, Inc.*	234	936,969
PulteGroup, Inc.	18,395	728,994
Whirlpool Corp.	4,142	641,472

		7,457,948

Internet & Direct Marketing Retail (2.7%)
Amazon.com, Inc.*	665,781	70,712,600
eBay, Inc.	44,024	1,834,480
Etsy, Inc.*	9,569	700,547

		73,247,627

Leisure Products (0.0%)†
Hasbro, Inc.	9,829	804,799

Multiline Retail (0.4%)
Dollar General Corp.	17,409	4,272,865
Dollar Tree, Inc.*	17,346	2,703,374
Target Corp.	35,549	5,020,585

		11,996,824

Specialty Retail (1.9%)
Advance Auto Parts, Inc.	4,653	805,388
AutoZone, Inc.*	1,532	3,292,452
Bath & Body Works, Inc.	18,532	498,881
Best Buy Co., Inc.	15,417	1,005,034
CarMax, Inc.*	12,143	1,098,699
Home Depot, Inc. (The)	78,853	21,627,012
Lowe’s Cos., Inc.	50,607	8,839,525
O’Reilly Automotive, Inc. (x)*	5,041	3,184,702
Ross Stores, Inc.	26,779	1,880,689
TJX Cos., Inc. (The)	89,668	5,007,958
Tractor Supply Co.	8,560	1,659,356
Ulta Beauty, Inc.*	4,027	1,552,328

		50,452,024

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods (0.5%)
NIKE, Inc., Class B	96,436	$9,855,759
PVH Corp.	4,747	270,104
Ralph Lauren Corp.	3,483	312,251
Tapestry, Inc.	19,584	597,704
VF Corp.	24,731	1,092,368

		12,128,186

Total Consumer Discretionary		256,202,678

Consumer Staples (6.3%)
Beverages (1.7%)
Brown-Forman Corp., Class B	14,193	995,781
Coca-Cola Co. (The)	296,489	18,652,123
Constellation Brands, Inc., Class A	12,502	2,913,716
Keurig Dr Pepper, Inc.	56,185	1,988,387
Molson Coors Beverage Co., Class B	14,344	781,891
Monster Beverage Corp.*	28,928	2,681,626
PepsiCo, Inc.	105,359	17,559,131

		45,572,655

Food & Staples Retailing (1.4%)
Costco Wholesale Corp.	33,845	16,221,232
Kroger Co. (The)	49,643	2,349,603
Sysco Corp.	39,098	3,311,992
Walgreens Boots Alliance, Inc.	54,275	2,057,022
Walmart, Inc.	106,898	12,996,659

		36,936,508

Food Products (1.0%)
Archer-Daniels-Midland Co.	43,081	3,343,086
Campbell Soup Co.	15,540	746,697
Conagra Brands, Inc.	37,134	1,271,468
General Mills, Inc.	45,645	3,443,915
Hershey Co. (The)	11,060	2,379,669
Hormel Foods Corp.	20,810	985,562
J M Smucker Co. (The)	8,042	1,029,456
Kellogg Co.	19,194	1,369,300
Kraft Heinz Co. (The)	53,799	2,051,894
Lamb Weston Holdings, Inc.	10,802	771,911
McCormick & Co., Inc. (Non-Voting)	18,899	1,573,342
Mondelez International, Inc., Class A	105,315	6,539,008
Tyson Foods, Inc., Class A	22,148	1,906,057

		27,411,365

Household Products (1.4%)
Church & Dwight Co., Inc.	18,782	1,740,340
Clorox Co. (The)	9,318	1,313,652
Colgate-Palmolive Co.	63,919	5,122,469
Kimberly-Clark Corp.	25,522	3,449,298
Procter & Gamble Co. (The)	182,508	26,242,825

		37,868,584

Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	17,682	4,503,075

Tobacco (0.6%)
Altria Group, Inc.	138,296	5,776,624
Philip Morris International, Inc.	118,112	11,662,379

		17,439,003

Total Consumer Staples		169,731,190

Energy (3.9%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	71,047	2,051,127
Halliburton Co.	68,158	2,137,435
Schlumberger NV	107,596	3,847,633

		8,036,195

Oil, Gas & Consumable Fuels (3.6%)
APA Corp.	26,041	908,831
Chevron Corp.#	148,668	21,524,153
ConocoPhillips	98,316	8,829,760
Coterra Energy, Inc.	61,692	1,591,037
Devon Energy Corp.	46,970	2,588,517
Diamondback Energy, Inc.	12,754	1,545,147
EOG Resources, Inc.	44,795	4,947,160
Exxon Mobil Corp.	320,738	27,468,002
Hess Corp.	21,011	2,225,905
Kinder Morgan, Inc.	146,691	2,458,541
Marathon Oil Corp.	55,407	1,245,549
Marathon Petroleum Corp.	42,034	3,455,615
Occidental Petroleum Corp.	68,140	4,012,083
ONEOK, Inc.	33,824	1,877,232
Phillips 66	36,280	2,974,597
Pioneer Natural Resources Co.	17,079	3,809,983
Valero Energy Corp.	31,002	3,294,893
Williams Cos., Inc. (The)	92,131	2,875,409

		97,632,414

Total Energy		105,668,609

Financials (9.8%)
Banks (3.3%)
Bank of America Corp.	539,567	16,796,721
Citigroup, Inc.	148,667	6,837,195
Citizens Financial Group, Inc.	37,404	1,334,949
Comerica, Inc.	9,822	720,738
Fifth Third Bancorp	51,816	1,741,018
First Republic Bank	13,637	1,966,455
Huntington Bancshares, Inc.	109,390	1,315,962
JPMorgan Chase & Co.	223,883	25,211,465
KeyCorp	68,980	1,188,525
M&T Bank Corp.	13,633	2,172,964
PNC Financial Services Group, Inc. (The)‡	31,527	4,974,015
Regions Financial Corp.	71,894	1,348,013
Signature Bank	4,602	824,724
SVB Financial Group*	4,582	1,809,844
Truist Financial Corp.	101,250	4,802,287
US Bancorp	102,432	4,713,921
Wells Fargo & Co.	290,548	11,380,765
Zions Bancorp NA	11,658	593,392

		89,732,953

Capital Markets (2.6%)
Ameriprise Financial, Inc.	8,364	1,987,955
Bank of New York Mellon Corp. (The)	56,081	2,339,138
BlackRock, Inc.‡	7,544	4,594,597
BlackRock, Inc.	3,303	2,011,659
Cboe Global Markets, Inc.	7,701	871,676
Charles Schwab Corp. (The)	114,904	7,259,635
CME Group, Inc.	27,240	5,576,028

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
FactSet Research Systems, Inc.	2,871	$1,104,100
Franklin Resources, Inc. (x)	21,228	494,825
Goldman Sachs Group, Inc. (The)	26,097	7,751,331
Intercontinental Exchange, Inc.	42,642	4,010,054
Invesco Ltd.	27,712	446,994
MarketAxess Holdings, Inc.	2,916	746,525
Moody’s Corp.	12,304	3,346,319
Morgan Stanley	106,835	8,125,870
MSCI, Inc.	6,179	2,546,675
Nasdaq, Inc.	8,740	1,333,200
Northern Trust Corp.	15,914	1,535,383
Raymond James Financial, Inc.	14,621	1,307,264
S&P Global, Inc.	26,633	8,976,919
State Street Corp.	28,331	1,746,606
T. Rowe Price Group, Inc.	17,119	1,944,890

		70,057,643

Consumer Finance (0.5%)
American Express Co.	46,347	6,424,621
Capital One Financial Corp.	30,355	3,162,688
Discover Financial Services	21,157	2,001,029
Synchrony Financial	37,786	1,043,649

		12,631,987

Diversified Financial Services (1.4%)
Berkshire Hathaway, Inc., Class B*	138,175	37,724,538

Insurance (2.0%)
Aflac, Inc.	45,240	2,503,129
Allstate Corp. (The)	20,744	2,628,887
American International Group, Inc.	61,092	3,123,634
Aon plc, Class A	16,141	4,352,905
Arthur J Gallagher & Co.	16,189	2,639,455
Assurant, Inc.	4,013	693,647
Brown & Brown, Inc.	17,929	1,045,978
Chubb Ltd.	32,373	6,363,884
Cincinnati Financial Corp.	11,012	1,310,208
Everest Re Group Ltd.	2,998	840,280
Globe Life, Inc.	6,896	672,153
Hartford Financial Services Group, Inc. (The)	25,088	1,641,508
Lincoln National Corp.	11,695	546,975
Loews Corp.	14,270	845,640
Marsh & McLennan Cos., Inc.	38,309	5,947,472
MetLife, Inc.	52,328	3,285,675
Principal Financial Group, Inc.	18,222	1,217,048
Progressive Corp. (The)	44,357	5,157,389
Prudential Financial, Inc.	28,656	2,741,806
Travelers Cos., Inc. (The)	18,349	3,103,366
W R Berkley Corp.	16,413	1,120,351
Willis Towers Watson plc	8,747	1,726,570

		53,507,960

Total Financials		263,655,081

Health Care (13.7%)
Biotechnology (2.0%)
AbbVie, Inc.	134,551	20,607,831
Amgen, Inc.	41,310	10,050,723
Biogen, Inc.*	11,042	2,251,906
Gilead Sciences, Inc.	95,126	5,879,738
Incyte Corp.*	14,619	1,110,606
Moderna, Inc.*	26,304	3,757,526
Regeneron Pharmaceuticals, Inc.*	8,210	4,853,177
Vertex Pharmaceuticals, Inc.*	19,573	5,515,476

		54,026,983

Health Care Equipment & Supplies (2.5%)
Abbott Laboratories	133,621	14,517,922
ABIOMED, Inc.*	3,598	890,541
Align Technology, Inc.*	5,688	1,346,179
Baxter International, Inc.	38,693	2,485,251
Becton Dickinson and Co.	21,663	5,340,579
Boston Scientific Corp.*	109,487	4,080,580
Cooper Cos., Inc. (The)	3,846	1,204,260
Dentsply Sirona, Inc.	15,681	560,282
Dexcom, Inc.*	30,092	2,242,757
Edwards Lifesciences Corp.*	47,295	4,497,282
Hologic, Inc.*	18,918	1,311,017
IDEXX Laboratories, Inc.*	6,403	2,245,724
Intuitive Surgical, Inc.*	27,374	5,494,236
Medtronic plc	101,985	9,153,154
ResMed, Inc.	10,997	2,305,301
STERIS plc	7,689	1,585,087
Stryker Corp.	25,784	5,129,211
Teleflex, Inc.	3,595	883,831
Zimmer Biomet Holdings, Inc.	15,793	1,659,213

		66,932,407

Health Care Providers & Services (3.2%)
AmerisourceBergen Corp.	11,287	1,596,885
Cardinal Health, Inc.	20,708	1,082,407
Centene Corp.*	44,289	3,747,292
Cigna Corp.	24,325	6,410,124
CVS Health Corp.	99,548	9,224,118
DaVita, Inc.*	4,899	391,724
Elevance Health, Inc.	18,356	8,858,238
HCA Healthcare, Inc.	17,627	2,962,394
Henry Schein, Inc.*	10,504	806,077
Humana, Inc.	9,659	4,521,088
Laboratory Corp. of America Holdings	7,039	1,649,660
McKesson Corp.	11,187	3,649,311
Molina Healthcare, Inc.*	4,594	1,284,528
Quest Diagnostics, Inc.	8,980	1,194,160
UnitedHealth Group, Inc.	71,550	36,750,227
Universal Health Services, Inc., Class B	5,081	511,708

		84,639,941

Life Sciences Tools & Services (1.7%)
Agilent Technologies, Inc.	23,085	2,741,805
Bio-Rad Laboratories, Inc., Class A*	1,666	824,670
Bio-Techne Corp.	3,069	1,063,838
Charles River Laboratories International, Inc.*	3,904	835,339
Danaher Corp.	48,996	12,421,466
Illumina, Inc.*	11,888	2,191,672
IQVIA Holdings, Inc.*	14,469	3,139,628
Mettler-Toledo International, Inc.*	1,724	1,980,480
PerkinElmer, Inc.	9,720	1,382,378
Thermo Fisher Scientific, Inc.	29,878	16,232,120
Waters Corp.*	4,534	1,500,663
West Pharmaceutical Services, Inc.	5,632	1,702,948

		46,017,007

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (4.3%)
Bristol-Myers Squibb Co.	163,127	$12,560,779
Catalent, Inc.*	13,682	1,467,942
Eli Lilly and Co.	60,127	19,494,977
Johnson & Johnson	200,287	35,552,945
Merck & Co., Inc.	192,270	17,529,256
Organon & Co.	19,540	659,475
Pfizer, Inc.	427,044	22,389,917
Viatris, Inc.	93,219	976,003
Zoetis, Inc.	35,892	6,169,476

		116,800,770

Total Health Care		368,417,108

Industrials (7.1%)
Aerospace & Defense (1.6%)
Boeing Co. (The)*	42,120	5,758,646
General Dynamics Corp.	17,534	3,879,397
Howmet Aerospace, Inc.	29,180	917,711
Huntington Ingalls Industries, Inc.	3,027	659,341
L3Harris Technologies, Inc.	14,711	3,555,649
Lockheed Martin Corp.	18,188	7,820,112
Northrop Grumman Corp.	11,163	5,342,277
Raytheon Technologies Corp.	113,227	10,882,247
Textron, Inc.	16,352	998,617
TransDigm Group, Inc.*	3,916	2,101,600

		41,915,597

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	9,642	977,409
Expeditors International of Washington, Inc.	12,613	1,229,263
FedEx Corp.	18,294	4,147,433
United Parcel Service, Inc., Class B	55,783	10,182,629

		16,536,734

Airlines (0.2%)
Alaska Air Group, Inc.*	10,313	413,036
American Airlines Group, Inc. (x)*	51,690	655,429
Delta Air Lines, Inc.*	48,939	1,417,763
Southwest Airlines Co.*	44,961	1,623,991
United Airlines Holdings, Inc.*	24,461	866,409

		4,976,628

Building Products (0.4%)
A O Smith Corp.	10,495	573,866
Allegion plc	6,439	630,378
Carrier Global Corp.	64,514	2,300,569
Fortune Brands Home & Security, Inc.	10,082	603,710
Johnson Controls International plc	53,251	2,549,658
Masco Corp.	17,453	883,122
Trane Technologies plc	17,956	2,331,946

		9,873,249

Commercial Services & Supplies (0.4%)
Cintas Corp.	6,628	2,475,757
Copart, Inc.*	16,140	1,753,772
Republic Services, Inc.	15,692	2,053,612
Rollins, Inc.	16,802	586,726
Waste Management, Inc.	29,177	4,463,498

		11,333,365

Construction & Engineering (0.1%)
Quanta Services, Inc.	11,182	1,401,552

Electrical Equipment (0.4%)
AMETEK, Inc.	17,828	1,959,119
Eaton Corp. plc	30,223	3,807,796
Emerson Electric Co.	45,088	3,586,299
Generac Holdings, Inc.*	4,820	1,014,996
Rockwell Automation, Inc.	8,933	1,780,436

		12,148,646

Industrial Conglomerates (0.7%)
3M Co.	43,346	5,609,406
General Electric Co.	84,173	5,359,295
Honeywell International, Inc.	51,800	9,003,358

		19,972,059

Machinery (1.4%)
Caterpillar, Inc.	40,748	7,284,112
Cummins, Inc.	10,799	2,089,930
Deere & Co.	21,336	6,389,492
Dover Corp.	11,074	1,343,498
Fortive Corp.	27,178	1,477,940
IDEX Corp.	5,803	1,053,999
Illinois Tool Works, Inc.	21,729	3,960,110
Ingersoll Rand, Inc.	31,557	1,327,919
Nordson Corp.	4,253	860,977
Otis Worldwide Corp.	32,086	2,267,518
PACCAR, Inc.	26,277	2,163,648
Parker-Hannifin Corp.	9,740	2,396,527
Pentair plc	12,234	559,950
Snap-on, Inc.	4,096	807,035
Stanley Black & Decker, Inc.	11,691	1,225,918
Westinghouse Air Brake Technologies Corp.#	13,809	1,133,443
Xylem, Inc.	13,516	1,056,681

		37,398,697

Professional Services (0.3%)
Equifax, Inc.	9,466	1,730,195
Jacobs Engineering Group, Inc.	9,782	1,243,586
Leidos Holdings, Inc.	10,119	1,019,084
Nielsen Holdings plc	26,898	624,572
Robert Half International, Inc.	8,268	619,190
Verisk Analytics, Inc.	12,187	2,109,448

		7,346,075

Road & Rail (0.8%)
CSX Corp.	166,413	4,835,962
JB Hunt Transport Services, Inc.	6,320	995,210
Norfolk Southern Corp.	18,241	4,145,997
Old Dominion Freight Line, Inc.	7,018	1,798,573
Union Pacific Corp.	47,996	10,236,587

		22,012,329

Trading Companies & Distributors (0.2%)
Fastenal Co.	43,668	2,179,907
United Rentals, Inc.*	5,376	1,305,884
WW Grainger, Inc.	3,240	1,472,353

		4,958,144

Total Industrials		189,873,075

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (24.2%)
Communications Equipment (0.7%)
Arista Networks, Inc.*	17,095	$1,602,485
Cisco Systems, Inc.	317,449	13,536,025
F5, Inc.*	4,663	713,626
Juniper Networks, Inc.	24,219	690,242
Motorola Solutions, Inc.	12,849	2,693,150

		19,235,528

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	45,464	2,926,972
CDW Corp.	10,276	1,619,087
Corning, Inc.	58,008	1,827,832
Keysight Technologies, Inc.*	13,715	1,890,613
TE Connectivity Ltd.	24,661	2,790,392
Teledyne Technologies, Inc.*	3,621	1,358,273
Trimble, Inc.*	18,517	1,078,245
Zebra Technologies Corp., Class A*	3,929	1,154,930

		14,646,344

IT Services (4.0%)
Accenture plc, Class A	48,168	13,373,845
Akamai Technologies, Inc.*	12,546	1,145,826
Automatic Data Processing, Inc.	31,854	6,690,614
Broadridge Financial Solutions, Inc.	9,001	1,283,093
Cognizant Technology Solutions Corp., Class A	39,858	2,690,017
DXC Technology Co.*	17,565	532,395
EPAM Systems, Inc.*	4,478	1,320,025
Fidelity National Information Services, Inc.	46,754	4,285,939
Fiserv, Inc.*	44,541	3,962,813
FleetCor Technologies, Inc.*	5,896	1,238,809
Gartner, Inc.*	6,227	1,505,875
Global Payments, Inc.	21,562	2,385,620
International Business Machines Corp.	68,396	9,656,831
Jack Henry & Associates, Inc.	5,570	1,002,711
Mastercard, Inc., Class A	65,398	20,631,761
Paychex, Inc.	24,674	2,809,628
PayPal Holdings, Inc.*	88,426	6,175,672
VeriSign, Inc.*	7,384	1,235,565
Visa, Inc., Class A	125,490	24,707,726

		106,634,765

Semiconductors & Semiconductor Equipment (4.7%)
Advanced Micro Devices, Inc.*	123,487	9,443,051
Analog Devices, Inc.	39,864	5,823,732
Applied Materials, Inc.	67,353	6,127,776
Broadcom, Inc.	31,240	15,176,704
Enphase Energy, Inc.*	10,341	2,018,977
Intel Corp.	310,716	11,623,885
KLA Corp.	11,466	3,658,571
Lam Research Corp.	10,612	4,522,304
Microchip Technology, Inc.	42,196	2,450,744
Micron Technology, Inc.	84,986	4,698,026
Monolithic Power Systems, Inc.	3,325	1,276,933
NVIDIA Corp.	190,453	28,870,770
NXP Semiconductors NV	19,929	2,950,090
ON Semiconductor Corp.*	33,095	1,665,009
Qorvo, Inc.*	8,259	778,989
QUALCOMM, Inc.	85,143	10,876,167
Skyworks Solutions, Inc.	12,301	1,139,565
SolarEdge Technologies, Inc.*	4,190	1,146,719
Teradyne, Inc.	11,827	1,059,108
Texas Instruments, Inc.	70,385	10,814,655

		126,121,775

Software (8.1%)
Adobe, Inc.*	35,920	13,148,875
ANSYS, Inc.*	6,637	1,588,168
Autodesk, Inc.*	16,729	2,876,719
Cadence Design Systems, Inc.*	20,983	3,148,079
Ceridian HCM Holding, Inc.*	10,948	515,432
Citrix Systems, Inc.	9,116	885,802
Fortinet, Inc.*	50,585	2,862,099
Intuit, Inc.	21,541	8,302,763
Microsoft Corp.	569,533	146,273,160
NortonLifeLock, Inc.	45,312	995,052
Oracle Corp.	119,559	8,353,587
Paycom Software, Inc.*	3,666	1,026,920
PTC, Inc.*	7,834	833,068
Roper Technologies, Inc.	8,025	3,167,066
Salesforce, Inc.*	75,365	12,438,240
ServiceNow, Inc.*	15,330	7,289,722
Synopsys, Inc.*	11,673	3,545,090
Tyler Technologies, Inc.*	3,138	1,043,322

		218,293,164

Technology Hardware, Storage & Peripherals (6.2%)
Apple, Inc.	1,171,159	160,120,859
Hewlett Packard Enterprise Co.	100,071	1,326,941
HP, Inc.	80,652	2,643,773
NetApp, Inc.	16,695	1,089,182
Seagate Technology Holdings plc	15,080	1,077,315
Western Digital Corp.*	23,580	1,057,091

		167,315,161

Total Information Technology		652,246,737

Materials (2.4%)
Chemicals (1.6%)
Air Products and Chemicals, Inc.	16,867	4,056,176
Albemarle Corp.	8,970	1,874,551
Celanese Corp.	8,297	975,810
CF Industries Holdings, Inc.	15,599	1,337,302
Corteva, Inc.	55,041	2,979,920
Dow, Inc.	55,697	2,874,522
DuPont de Nemours, Inc.	38,877	2,160,784
Eastman Chemical Co.	10,075	904,433
Ecolab, Inc.	18,966	2,916,212
FMC Corp.	9,546	1,021,517
International Flavors & Fragrances, Inc.	19,264	2,294,728
Linde plc	38,493	11,067,892
LyondellBasell Industries NV, Class A	19,900	1,740,454
Mosaic Co. (The)	27,755	1,310,869
PPG Industries, Inc.	17,669	2,020,273
Sherwin-Williams Co. (The)	18,350	4,108,749

		43,644,192

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	4,795	1,434,856

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Vulcan Materials Co.	10,195	$1,448,709

		2,883,565

Containers & Packaging (0.3%)
Amcor plc	111,839	1,390,159
Avery Dennison Corp.	6,058	980,608
Ball Corp.	24,017	1,651,649
International Paper Co.	28,376	1,186,968
Packaging Corp. of America	7,135	981,063
Sealed Air Corp.	11,008	635,382
Westrock Co.	18,931	754,211

		7,580,040

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	110,026	3,219,360
Newmont Corp.	60,464	3,607,887
Nucor Corp.	20,056	2,094,047

		8,921,294

Total Materials		63,029,091

Real Estate (2.6%)
Equity Real Estate Investment Trusts (REITs) (2.5%)
Alexandria Real Estate Equities, Inc. (REIT)	11,323	1,642,175
American Tower Corp. (REIT)	35,538	9,083,157
AvalonBay Communities, Inc. (REIT)	10,632	2,065,266
Boston Properties, Inc. (REIT)	10,889	968,903
Camden Property Trust (REIT)	7,928	1,066,157
Crown Castle International Corp. (REIT)	33,085	5,570,852
Digital Realty Trust, Inc. (REIT)	21,783	2,828,087
Duke Realty Corp. (REIT)	29,014	1,594,319
Equinix, Inc. (REIT)	6,932	4,554,463
Equity Residential (REIT)	25,897	1,870,281
Essex Property Trust, Inc. (REIT)	4,931	1,289,506
Extra Space Storage, Inc. (REIT)	10,334	1,758,020
Federal Realty OP LP (REIT)	5,228	500,529
Healthpeak Properties, Inc. (REIT)	41,634	1,078,737
Host Hotels & Resorts, Inc. (REIT)	53,700	842,016
Iron Mountain, Inc. (REIT)	21,917	1,067,139
Kimco Realty Corp. (REIT)	47,099	931,147
Mid-America Apartment Communities, Inc. (REIT)	8,938	1,561,201
Prologis, Inc. (REIT)	56,094	6,599,459
Public Storage (REIT)	11,605	3,628,535
Realty Income Corp. (REIT)	44,945	3,067,946
Regency Centers Corp. (REIT)	11,572	686,335
SBA Communications Corp. (REIT)	8,275	2,648,414
Simon Property Group, Inc. (REIT)	24,892	2,362,749
UDR, Inc. (REIT)	22,923	1,055,375
Ventas, Inc. (REIT)	30,249	1,555,706
VICI Properties, Inc. (REIT)	70,651	2,104,693
Vornado Realty Trust (REIT) (x)	11,083	316,863
Welltower, Inc. (REIT)	34,084	2,806,817
Weyerhaeuser Co. (REIT)	56,565	1,873,433

		68,978,280

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	25,175	1,853,132

Total Real Estate		70,831,412

Utilities (2.8%)
Electric Utilities (1.8%)
Alliant Energy Corp.	18,742	1,098,469
American Electric Power Co., Inc.	38,831	3,725,446
Constellation Energy Corp.	25,056	1,434,707
Duke Energy Corp.	58,804	6,304,377
Edison International	28,981	1,832,758
Entergy Corp.	15,648	1,762,591
Evergy, Inc.	17,168	1,120,212
Eversource Energy	26,554	2,243,016
Exelon Corp.	74,307	3,367,593
FirstEnergy Corp.	43,276	1,661,366
NextEra Energy, Inc.	149,562	11,585,073
NRG Energy, Inc.	17,625	672,746
Pinnacle West Capital Corp.	8,653	632,707
PPL Corp.	56,224	1,525,357
Southern Co. (The)	81,155	5,787,163
Xcel Energy, Inc.	41,620	2,945,031

		47,698,612

Gas Utilities (0.0%)†
Atmos Energy Corp.	10,346	1,159,787

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	50,985	1,071,195

Multi-Utilities (0.9%)
Ameren Corp.	19,722	1,782,080
CenterPoint Energy, Inc.	47,640	1,409,191
CMS Energy Corp.	22,043	1,487,902
Consolidated Edison, Inc.	26,781	2,546,873
Dominion Energy, Inc.	61,420	4,901,930
DTE Energy Co.	14,408	1,826,214
NiSource, Inc.	30,379	895,877
Public Service Enterprise Group, Inc.	38,368	2,427,927
Sempra Energy	23,851	3,584,090
WEC Energy Group, Inc.	23,847	2,399,962

		23,262,046

Water Utilities (0.1%)
American Water Works Co., Inc.	13,779	2,049,902

Total Utilities		75,241,542

Total Common Stocks (90.3%) (Cost $839,516,954)		2,430,767,200

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (2.6%)
JPMorgan Prime Money Market Fund, IM Shares	69,928,318	69,942,303

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.1%)
Deutsche Bank Securities, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $2,676,802, collateralized by various U.S. Government Agency Securities, ranging from 2.000%-4.000%, maturing 1/1/45-4/1/52; total market value $2,730,224. (xx)	$2,676,691	2,676,691

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
National Bank of Canada, 1.70%, dated 6/30/22, due 7/7/22, repurchase price $700,231, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 11/3/22-2/15/51; total market value $771,965. (xx)	$700,000	$700,000

Total Repurchase Agreements		3,376,691

Total Short-Term Investments (2.7%) (Cost $73,345,730)		73,318,994

Total Investments in Securities (93.0%) (Cost $912,862,684)		2,504,086,194
Other Assets Less Liabilities (7.0%)		187,241,720

Net Assets (100%)		$2,691,327,914

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $2,924,900.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $3,727,658. This was collateralized by $539,698 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 7/14/22 – 5/15/52 and by cash of $3,376,691 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2022, were as follows:

Security Description	Shares at June 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	21,897	4,765,558	—	(340,596)	254,479	(1,224,751)	3,454,690	63,996	—
Capital Markets
BlackRock, Inc.	7,544	7,416,036	—	(406,575)	294,022	(2,708,886)	4,594,597	76,601	—

Total		12,181,594	—	(747,171)	548,501	(3,933,637)	8,049,287	140,597	—

Futures contracts outstanding as of June 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	32	9/2022	USD	6,063,200	(332,182)

					(332,182)

Short Contracts
S&P 500 E-Mini Index	(1,345)	9/2022	USD	(254,843,875)	(2,153,311)

					(2,153,311)

					(2,485,493)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$215,870,677	$—	$—	$215,870,677
Consumer Discretionary	256,202,678	—	—	256,202,678
Consumer Staples	169,731,190	—	—	169,731,190
Energy	105,668,609	—	—	105,668,609
Financials	263,655,081	—	—	263,655,081
Health Care	368,417,108	—	—	368,417,108
Industrials	189,873,075	—	—	189,873,075
Information Technology	652,246,737	—	—	652,246,737
Materials	63,029,091	—	—	63,029,091
Real Estate	70,831,412	—	—	70,831,412
Utilities	75,241,542	—	—	75,241,542
Short-Term Investments
Investment Company	69,942,303	—	—	69,942,303
Repurchase Agreements	—	3,376,691	—	3,376,691

Total Assets	$2,500,709,503	$3,376,691	$—	$2,504,086,194

Liabilities:
Futures	$(2,485,493)	$—	$—	$(2,485,493)

Total Liabilities	$(2,485,493)	$—	$—	$(2,485,493)

Total	$2,498,224,010	$3,376,691	$—	$2,501,600,701

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(2,485,493	)*

Total		$(2,485,493)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(90,609,715)	$(90,609,715)

Total	$(90,609,715)	$(90,609,715)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(7,860,398)	$(7,860,398)

Total	$(7,860,398)	$(7,860,398)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $251,630,000 during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$27,850,265
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$208,161,886

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,644,457,007
Aggregate gross unrealized depreciation	(60,713,632)

Net unrealized appreciation	$1,583,743,375

Federal income tax cost of investments in securities and derivative instruments, if applicable	$917,857,326

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $2,423,505)	$8,049,287
Unaffiliated Issuers (Cost $907,062,488)	2,492,660,216
Repurchase Agreements (Cost $3,376,691)	3,376,691
Cash	178,721,716
Cash held as collateral at broker for futures	10,581,400
Dividends, interest and other receivables	1,978,371
Due from broker for futures variation margin	1,575,206
Securities lending income receivable	1,483
Other assets	32,617

Total assets	2,696,976,987

LIABILITIES
Payable for return of collateral on securities loaned	3,376,691
Investment management fees payable	1,010,858
Payable for Portfolio shares redeemed	843,282
Administrative fees payable	279,947
Trustees’ fees payable	351
Accrued expenses	137,944

Total liabilities	5,649,073

NET ASSETS	$2,691,327,914

Net assets were comprised of:
Paid in capital	$1,167,642,937
Total distributable earnings (loss)	1,523,684,977

Net assets	$2,691,327,914

Class K
Net asset value, offering and redemption price per share, $2,691,327,914 / 201,849,192 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.33

(x)	Includes value of securities on loan of $3,727,658.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends ($140,597 of dividend income received from affiliates) (net of $5,224 foreign withholding tax)	$22,145,323
Interest	174,623
Securities lending (net)	5,347

Total income	22,325,293

EXPENSES
Investment management fees	6,865,793
Administrative fees	1,865,164
Professional fees	69,840
Custodian fees	57,711
Printing and mailing expenses	55,933
Trustees’ fees	49,069
Miscellaneous	38,651

Total expenses	9,002,161

NET INVESTMENT INCOME (LOSS)	13,323,132

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($548,501 realized gain (loss) from affiliates)	127,605,075
Futures contracts	(90,609,715)

Net realized gain (loss)	36,995,360

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(3,933,637) of change in unrealized appreciation (depreciation) from affiliates)	(774,858,683)
Futures contracts	(7,860,398)

Net change in unrealized appreciation (depreciation)	(782,719,081)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(745,723,721)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(732,400,589)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$13,323,132	$23,411,871
Net realized gain (loss)	36,995,360	370,067,902
Net change in unrealized appreciation (depreciation)	(782,719,081)	442,835,589

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(732,400,589)	836,315,362

Distributions to shareholders:
Class K	—	(417,534,067)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 1,202,757 and 463,301 shares, respectively ]	16,418,099	7,745,749
Capital shares issued in reinvestment of dividends and distributions [ 0 and 24,954,553 shares, respectively ]	—	417,534,067
Capital shares repurchased [ (12,213,413) and (28,251,111) shares, respectively ]	(186,359,077)	(472,289,079)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(169,940,978)	(47,009,263)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(902,341,567)	371,772,032
NET ASSETS:
Beginning of period	3,593,669,481	3,221,897,449

End of period	$2,691,327,914	$3,593,669,481

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class K	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net asset value, beginning of period	$16.88		$14.94	$15.33	$12.94	$14.99	$13.27

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.12	0.18	0.24	0.21	0.20
Net realized and unrealized gain (loss)	(3.61)		3.98	2.26	3.62	(1.06)	2.57

Total from investment operations	(3.55)		4.10	2.44	3.86	(0.85)	2.77

Less distributions:
Dividends from net investment income	—		(0.13)	(0.18)	(0.27)	(0.22)	(0.21)
Distributions from net realized gains	—		(2.03)	(2.65)	(1.20)	(0.98)	(0.84)

Total dividends and distributions	—		(2.16)	(2.83)	(1.47)	(1.20)	(1.05)

Net asset value, end of period	$13.33		$16.88	$14.94	$15.33	$12.94	$14.99

Total return (b)	(21.03)%		27.86%	16.75%	30.06%	(6.20)%	21.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,691,328		$3,593,669	$3,221,897	$3,308,504	$2,942,140	$3,653,872
Ratio of expenses to average net assets (a)(f)	0.58%		0.57%	0.59%	0.58%	0.58%	0.58%
Ratio of net investment income (loss) to average net assets (a)(f)	0.86%		0.69%	1.15%	1.60%	1.36%	1.38%
Portfolio turnover rate^	1	%(z)	3%	7%	4%	4%	3%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

ATM MID CAP MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Industrials	16.1%
Financials	13.1
Consumer Discretionary	12.0
Information Technology	11.5
Health Care	9.0
Real Estate	8.1
Investment Company	8.1
Materials	6.1
Utilities	3.6
Consumer Staples	3.5
Energy	3.5
Communication Services	1.4
Repurchase Agreements	1.3
Cash and Other	2.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class K
Actual	$1,000.00	$790.00	$2.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.82	3.01

* Expenses are equal to the Portfolio’s Class K shares annualized expense ratio of 0.60%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.4%)
Diversified Telecommunication Services (0.2%)
Iridium Communications, Inc.*	16,585	$622,933

Entertainment (0.1%)
World Wrestling Entertainment, Inc., Class A (x)	5,558	347,319

Interactive Media & Services (0.3%)
TripAdvisor, Inc.*	13,125	233,625
Ziff Davis, Inc.*	6,125	456,496

		690,121

Media (0.8%)
Cable One, Inc.	635	818,718
John Wiley & Sons, Inc., Class A	5,627	268,746
New York Times Co. (The), Class A	21,599	602,612
TEGNA, Inc.	28,623	600,224

		2,290,300

Total Communication Services		3,950,673

Consumer Discretionary (12.0%)
Auto Components (1.3%)
Adient plc*	12,260	363,264
Dana, Inc.	18,621	261,997
Fox Factory Holding Corp.*	5,448	438,782
Gentex Corp.	30,328	848,274
Goodyear Tire & Rubber Co. (The)*	36,876	394,942
Lear Corp.	7,768	977,914
Visteon Corp.*	3,679	381,071

		3,666,244

Automobiles (0.4%)
Harley-Davidson, Inc.	19,097	604,611
Thor Industries, Inc. (x)	7,095	530,210

		1,134,821

Diversified Consumer Services (1.0%)
Graham Holdings Co., Class B	503	285,120
Grand Canyon Education, Inc.*	4,188	394,468
H&R Block, Inc.	20,680	730,418
Service Corp. International	20,569	1,421,729

		2,831,735

Hotels, Restaurants & Leisure (2.2%)
Boyd Gaming Corp.	10,366	515,708
Choice Hotels International, Inc.	4,293	479,228
Churchill Downs, Inc.	4,416	845,796
Cracker Barrel Old Country Store, Inc.	2,971	248,049
Light & Wonder, Inc.*	12,338	579,763
Marriott Vacations Worldwide Corp.	5,369	623,878
Papa John’s International, Inc.	4,103	342,683
Six Flags Entertainment Corp.*	10,026	217,564
Texas Roadhouse, Inc.	8,834	646,649
Travel + Leisure Co.	11,004	427,175
Wendy’s Co. (The)	22,209	419,306
Wingstop, Inc.	3,860	288,612
Wyndham Hotels & Resorts, Inc.	11,934	784,302

		6,418,713

Household Durables (1.3%)
Helen of Troy Ltd.*	3,077	499,736
KB Home	11,309	321,854
Leggett & Platt, Inc.	17,260	596,851
Taylor Morrison Home Corp.*	15,503	362,150
Tempur Sealy International, Inc.	22,747	486,103
Toll Brothers, Inc.	14,288	637,245
TopBuild Corp.*	4,253	710,931

		3,614,870

Leisure Products (1.1%)
Brunswick Corp.	9,813	641,574
Callaway Golf Co.*	15,125	308,550
Mattel, Inc.*	45,676	1,019,945
Polaris, Inc.	7,247	719,482
YETI Holdings, Inc.*	11,152	482,547

		3,172,098

Multiline Retail (0.7%)
Kohl’s Corp.	16,663	594,703
Macy’s, Inc.	36,913	676,246
Nordstrom, Inc. (x)	14,508	306,554
Ollie’s Bargain Outlet Holdings, Inc.*	7,579	445,266

		2,022,769

Specialty Retail (2.5%)
American Eagle Outfitters, Inc. (x)	19,872	222,169
AutoNation, Inc.*	4,610	515,214
Dick’s Sporting Goods, Inc. (x)	7,523	567,008
Five Below, Inc.*	7,183	814,768
Foot Locker, Inc.	10,833	273,533
GameStop Corp., Class A (x)*	8,000	978,400
Gap, Inc. (The)	27,450	226,188
Lithia Motors, Inc., Class A	3,750	1,030,537
Murphy USA, Inc.	2,885	671,830
RH*	2,279	483,741
Victoria’s Secret & Co.*	8,800	246,136
Williams-Sonoma, Inc.	9,075	1,006,871

		7,036,395

Textiles, Apparel & Luxury Goods (1.5%)
Capri Holdings Ltd.*	19,095	783,086
Carter’s, Inc.	5,221	367,976
Columbia Sportswear Co.	4,318	309,083
Crocs, Inc.*	7,979	388,338
Deckers Outdoor Corp.*	3,524	899,853
Hanesbrands, Inc.	45,154	464,635
Skechers USA, Inc., Class A*	17,449	620,835
Under Armour, Inc., Class A*	24,448	203,652
Under Armour, Inc., Class C*	26,269	199,119

		4,236,577

Total Consumer Discretionary		34,134,222

Consumer Staples (3.5%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A*	1,215	368,108

Food & Staples Retailing (1.3%)
BJ’s Wholesale Club Holdings, Inc.*	17,458	1,087,982
Casey’s General Stores, Inc.	4,801	888,089
Grocery Outlet Holding Corp.*	11,456	488,369
Performance Food Group Co.*	20,167	927,279

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Sprouts Farmers Market, Inc.*	14,205	$359,671

		3,751,390

Food Products (1.6%)
Darling Ingredients, Inc.*	20,919	1,250,956
Flowers Foods, Inc.	25,939	682,715
Hain Celestial Group, Inc. (The)*	11,527	273,651
Ingredion, Inc.	8,595	757,735
Lancaster Colony Corp.	2,564	330,192
Pilgrim’s Pride Corp.*	6,129	191,409
Post Holdings, Inc.*	7,241	596,296
Sanderson Farms, Inc.	2,745	591,630

		4,674,584

Household Products (0.1%)
Energizer Holdings, Inc.	8,479	240,380

Personal Products (0.4%)
BellRing Brands, Inc.*	14,123	351,522
Coty, Inc., Class A*	44,491	356,373
Nu Skin Enterprises, Inc., Class A	6,581	284,957

		992,852

Total Consumer Staples		10,027,314

Energy (3.5%)
Energy Equipment & Services (0.5%)
ChampionX Corp.	26,423	524,497
NOV, Inc.	51,087	863,881

		1,388,378

Oil, Gas & Consumable Fuels (3.0%)
Antero Midstream Corp.	42,550	385,078
CNX Resources Corp.*	25,275	416,026
DT Midstream, Inc. (x)	12,512	613,338
EQT Corp.	38,308	1,317,795
Equitrans Midstream Corp.	52,599	334,530
HF Sinclair Corp.	19,441	877,956
Matador Resources Co.	14,388	670,337
Murphy Oil Corp.	18,942	571,859
PDC Energy, Inc.	12,366	761,869
Range Resources Corp.*	33,587	831,278
Targa Resources Corp.	29,501	1,760,325

		8,540,391

Total Energy		9,928,769

Financials (13.1%)
Banks (6.2%)
Associated Banc-Corp.	19,652	358,846
Bank of Hawaii Corp.	5,280	392,832
Bank OZK	14,631	549,102
Cadence Bank	21,231	498,504
Cathay General Bancorp	9,775	382,691
Commerce Bancshares, Inc.	14,187	931,377
Cullen/Frost Bankers, Inc.	7,420	864,059
East West Bancorp, Inc.	18,438	1,194,782
First Financial Bankshares, Inc.	16,737	657,262
First Horizon Corp.	69,355	1,516,100
FNB Corp.	43,858	476,298
Fulton Financial Corp.	20,844	301,196
Glacier Bancorp, Inc.	14,151	671,040
Hancock Whitney Corp.	11,213	497,072
Home BancShares, Inc.	24,515	509,177
International Bancshares Corp.	6,878	275,670
Old National Bancorp	37,741	558,189
PacWest Bancorp	15,190	404,965
Pinnacle Financial Partners, Inc.	9,932	718,183
Prosperity Bancshares, Inc.	11,923	813,983
Synovus Financial Corp.	18,918	681,994
Texas Capital Bancshares, Inc.*	6,552	344,897
UMB Financial Corp.	5,637	485,346
Umpqua Holdings Corp.	28,364	475,664
United Bankshares, Inc.	17,615	617,758
Valley National Bancorp	54,467	567,002
Washington Federal, Inc.	8,440	253,369
Webster Financial Corp.	23,071	972,443
Wintrust Financial Corp.	7,841	628,456

		17,598,257

Capital Markets (1.7%)
Affiliated Managers Group, Inc.	5,011	584,283
Evercore, Inc., Class A	5,260	492,389
Federated Hermes, Inc.	12,323	391,748
Interactive Brokers Group, Inc., Class A	11,305	621,888
Janus Henderson Group plc	21,597	507,745
Jefferies Financial Group, Inc.	24,758	683,816
SEI Investments Co.	13,475	727,920
Stifel Financial Corp.	13,810	773,636

		4,783,425

Consumer Finance (0.4%)
FirstCash Holdings, Inc.	5,096	354,223
Navient Corp.	19,163	268,090
SLM Corp.	34,886	556,083

		1,178,396

Diversified Financial Services (0.3%)
Voya Financial, Inc.	13,240	788,177

Insurance (4.0%)
Alleghany Corp.*	1,744	1,452,926
American Financial Group, Inc.	8,613	1,195,571
Brighthouse Financial, Inc.*	9,705	398,099
CNO Financial Group, Inc.	15,017	271,657
First American Financial Corp.	13,918	736,541
Hanover Insurance Group, Inc. (The)	4,604	673,335
Kemper Corp.	7,747	371,081
Kinsale Capital Group, Inc.	2,803	643,681
Mercury General Corp.	3,477	154,031
Old Republic International Corp.	37,219	832,217
Primerica, Inc.	4,987	596,894
Reinsurance Group of America, Inc.	8,682	1,018,312
RenaissanceRe Holdings Ltd.	5,733	896,469
RLI Corp.	5,157	601,255
Selective Insurance Group, Inc.	7,863	683,609
Unum Group	26,058	886,493

		11,412,171

Thrifts & Mortgage Finance (0.5%)
Essent Group Ltd.	13,942	542,344
MGIC Investment Corp.	40,119	505,499

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
New York Community Bancorp, Inc. (x)	60,817	$555,259

		1,603,102

Total Financials		37,363,528

Health Care (9.0%)
Biotechnology (1.7%)
Arrowhead Pharmaceuticals, Inc.*	13,840	487,306
Exelixis, Inc.*	41,563	865,342
Halozyme Therapeutics, Inc.*	17,876	786,544
Neurocrine Biosciences, Inc.*	12,385	1,207,290
United Therapeutics Corp.*	5,870	1,383,207

		4,729,689

Health Care Equipment & Supplies (2.9%)
Enovis Corp.*	6,091	335,005
Envista Holdings Corp.*	21,072	812,115
Globus Medical, Inc., Class A*	10,326	579,702
Haemonetics Corp.*	6,611	430,905
ICU Medical, Inc.*	2,616	430,044
Inari Medical, Inc. (x)*	4,405	299,496
Integra LifeSciences Holdings Corp.*	9,265	500,588
LivaNova plc*	6,976	435,791
Masimo Corp.*	6,623	865,427
Neogen Corp.*	13,975	336,658
NuVasive, Inc.*	6,810	334,779
Penumbra, Inc.*	4,598	572,543
QuidelOrtho Corp.*	6,471	628,852
Shockwave Medical, Inc.*	4,639	886,838
STAAR Surgical Co.*	6,250	443,312
Tandem Diabetes Care, Inc.*	8,328	492,934

		8,384,989

Health Care Providers & Services (2.2%)
Acadia Healthcare Co., Inc.*	11,738	793,841
Amedisys, Inc.*	4,216	443,186
Chemed Corp.	1,940	910,617
Encompass Health Corp.	12,976	727,305
HealthEquity, Inc.*	10,932	671,115
LHC Group, Inc.*	4,021	626,230
Option Care Health, Inc.*	18,118	503,499
Patterson Cos., Inc.	11,229	340,239
Progyny, Inc.*	9,254	268,829
R1 RCM, Inc.*	17,366	363,991
Tenet Healthcare Corp.*	13,971	734,316

		6,383,168

Life Sciences Tools & Services (1.5%)
Azenta, Inc.	9,694	698,938
Bruker Corp.	12,958	813,244
Medpace Holdings, Inc.*	3,488	522,049
Repligen Corp.*	6,695	1,087,268
Sotera Health Co.*	12,826	251,261
Syneos Health, Inc.*	13,287	952,412

		4,325,172

Pharmaceuticals (0.7%)
Jazz Pharmaceuticals plc*	8,076	1,259,937
Perrigo Co. plc	17,476	709,001

		1,968,938

Total Health Care		25,791,956

Industrials (16.1%)
Aerospace & Defense (1.2%)
Axon Enterprise, Inc.*	9,202	857,350
Curtiss-Wright Corp.	4,982	657,923
Hexcel Corp.	10,961	573,370
Mercury Systems, Inc.*	7,473	480,738
Woodward, Inc.	7,858	726,787

		3,296,168

Air Freight & Logistics (0.2%)
GXO Logistics, Inc.*	13,162	569,520

Airlines (0.1%)
JetBlue Airways Corp.*	41,874	350,485

Building Products (2.1%)
Builders FirstSource, Inc.*	22,387	1,202,182
Carlisle Cos., Inc.	6,699	1,598,448
Lennox International, Inc.	4,282	884,618
Owens Corning	12,580	934,820
Simpson Manufacturing Co., Inc. (x)	5,609	564,322
Trex Co., Inc. (x)*	14,669	798,287

		5,982,677

Commercial Services & Supplies (1.3%)
Brink’s Co. (The)	6,093	369,906
Clean Harbors, Inc.*	6,537	573,099
IAA, Inc.*	17,410	570,526
MillerKnoll, Inc.	9,800	257,446
MSA Safety, Inc.	4,766	577,020
Stericycle, Inc.*	12,011	526,682
Tetra Tech, Inc.	6,930	946,291

		3,820,970

Construction & Engineering (1.6%)
AECOM	18,365	1,197,765
Dycom Industries, Inc.*	3,824	355,785
EMCOR Group, Inc.	6,627	682,316
Fluor Corp.*	18,516	450,680
MasTec, Inc.*	7,405	530,642
MDU Resources Group, Inc.	26,304	709,945
Valmont Industries, Inc.	2,772	622,674

		4,549,807

Electrical Equipment (1.6%)
Acuity Brands, Inc.	4,481	690,253
EnerSys	5,336	314,611
Hubbell, Inc.	6,954	1,241,845
nVent Electric plc	21,529	674,504
Regal Rexnord Corp.	8,683	985,694
Sunrun, Inc.*	27,226	635,999
Vicor Corp.*	2,797	153,080

		4,695,986

Machinery (3.7%)
AGCO Corp.	7,928	782,494
Chart Industries, Inc.*	4,650	778,317
Crane Holdings Co.	6,174	540,596
Donaldson Co., Inc.	15,980	769,277
Esab Corp.	5,992	262,150
Flowserve Corp.	17,045	487,998
Graco, Inc.	21,957	1,304,465
ITT, Inc.	10,820	727,537

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Kennametal, Inc.	10,730	$249,258
Lincoln Electric Holdings, Inc.	7,529	928,778
Middleby Corp. (The)*	7,048	883,537
Oshkosh Corp.	8,523	700,079
Terex Corp.	9,009	246,576
Timken Co. (The)	8,741	463,710
Toro Co. (The)	13,556	1,027,409
Watts Water Technologies, Inc., Class A	3,560	437,311

		10,589,492

Marine (0.2%)
Kirby Corp.*	7,865	478,506

Professional Services (1.7%)
ASGN, Inc.*	6,621	597,545
CACI International, Inc., Class A*	3,042	857,175
FTI Consulting, Inc.*	4,475	809,304
Insperity, Inc.	4,611	460,316
KBR, Inc.	18,117	876,682
ManpowerGroup, Inc.	6,834	522,186
Science Applications International Corp.	7,234	673,485

		4,796,693

Road & Rail (1.5%)
Avis Budget Group, Inc.*	4,443	653,476
Knight-Swift Transportation Holdings, Inc.	21,195	981,116
Landstar System, Inc.	4,811	699,616
Ryder System, Inc.	6,627	470,915
Saia, Inc.*	3,440	646,720
Werner Enterprises, Inc.	7,582	292,210
XPO Logistics, Inc.*	12,886	620,590

		4,364,643

Trading Companies & Distributors (0.9%)
GATX Corp.	4,651	437,938
MSC Industrial Direct Co., Inc., Class A	6,167	463,204
Univar Solutions, Inc.*	21,860	543,658
Watsco, Inc.	4,299	1,026,687

		2,471,487

Total Industrials		45,966,434

Information Technology (11.5%)
Communications Equipment (0.8%)
Calix, Inc.*	7,280	248,539
Ciena Corp.*	19,713	900,884
Lumentum Holdings, Inc.*	8,941	710,094
Viasat, Inc.*	9,625	294,814

		2,154,331

Electronic Equipment, Instruments & Components (2.9%)
Arrow Electronics, Inc.*	8,558	959,266
Avnet, Inc.	12,630	541,574
Belden, Inc.	5,682	302,680
Cognex Corp.	22,513	957,253
Coherent, Inc.*	3,227	859,092
II-VI, Inc. (x)*	13,853	705,810
IPG Photonics Corp.*	4,503	423,867
Jabil, Inc.	18,299	937,092
Littelfuse, Inc.	3,212	815,977
National Instruments Corp.	17,031	531,878
TD SYNNEX Corp.	5,357	488,023
Vishay Intertechnology, Inc.	17,136	305,364
Vontier Corp.	20,864	479,663

		8,307,539

IT Services (1.8%)
Bread Financial Holdings, Inc.	6,438	238,592
Concentrix Corp.	5,591	758,363
Euronet Worldwide, Inc.*	6,551	658,965
Genpact Ltd.	22,049	933,996
Kyndryl Holdings, Inc. (x)*	23,207	226,964
Maximus, Inc.	7,897	493,642
Sabre Corp.*	42,832	249,711
Western Union Co. (The)	50,023	823,879
WEX, Inc.*	5,804	902,870

		5,286,982

Semiconductors & Semiconductor Equipment (2.9%)
Amkor Technology, Inc.	12,972	219,875
Cirrus Logic, Inc.*	7,409	537,449
CMC Materials, Inc.	3,698	645,264
First Solar, Inc.*	12,885	877,855
Lattice Semiconductor Corp.*	17,857	866,065
MKS Instruments, Inc.	7,231	742,118
Power Integrations, Inc.	7,546	566,025
Semtech Corp.*	8,202	450,864
Silicon Laboratories, Inc.*	4,741	664,783
SiTime Corp.*	2,018	328,995
SunPower Corp. (x)*	10,800	170,748
Synaptics, Inc.*	5,159	609,020
Universal Display Corp.	5,659	572,351
Wolfspeed, Inc.*	16,069	1,019,578

		8,270,990

Software (3.0%)
ACI Worldwide, Inc.*	14,874	385,088
Aspen Technology, Inc.*	3,650	670,432
Blackbaud, Inc.*	5,910	343,194
CDK Global, Inc.	15,204	832,723
CommVault Systems, Inc.*	5,765	362,618
Envestnet, Inc.*	5,522	291,396
Fair Isaac Corp.*	3,361	1,347,425
Manhattan Associates, Inc.*	8,216	941,553
NCR Corp.*	17,700	550,647
Paylocity Holding Corp.*	5,167	901,228
Qualys, Inc.*	4,320	544,925
Sailpoint Technologies Holdings, Inc. (x)*	12,156	761,938
Teradata Corp.*	13,567	502,115

		8,435,282

Technology Hardware, Storage & Peripherals (0.1%)
Xerox Holdings Corp.	15,416	228,928

Total Information Technology		32,684,052

Materials (6.1%)
Chemicals (2.4%)
Ashland Global Holdings, Inc.	6,572	677,245
Avient Corp.	11,832	474,227
Cabot Corp.	7,314	466,560
Chemours Co. (The)	20,146	645,075

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Ingevity Corp.*	4,981	$314,500
Minerals Technologies, Inc.	4,293	263,333
NewMarket Corp.	867	260,932
Olin Corp.	17,984	832,299
RPM International, Inc.	16,767	1,319,898
Scotts Miracle-Gro Co. (The)	5,243	414,145
Sensient Technologies Corp.	5,437	438,005
Valvoline, Inc.	22,980	662,513

		6,768,732

Construction Materials (0.2%)
Eagle Materials, Inc.	5,110	561,793

Containers & Packaging (0.8%)
AptarGroup, Inc.	8,505	877,801
Greif, Inc., Class A	3,447	215,024
Silgan Holdings, Inc.	10,992	454,519
Sonoco Products Co.	12,590	718,134

		2,265,478

Metals & Mining (2.5%)
Alcoa Corp.	23,934	1,090,912
Cleveland-Cliffs, Inc.*	61,823	950,220
Commercial Metals Co.	15,714	520,133
Reliance Steel & Aluminum Co.	8,028	1,363,636
Royal Gold, Inc.	8,491	906,669
Steel Dynamics, Inc.	23,228	1,536,532
United States Steel Corp.	33,741	604,301
Worthington Industries, Inc.	4,157	183,324

		7,155,727

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	10,641	557,695

Total Materials		17,309,425

Real Estate (8.1%)
Equity Real Estate Investment Trusts (REITs) (7.7%)
American Campus Communities, Inc. (REIT)	18,096	1,166,649
Apartment Income REIT Corp. (REIT)	20,445	850,512
Brixmor Property Group, Inc. (REIT)	38,856	785,280
Corporate Office Properties Trust (REIT)	14,533	380,619
Cousins Properties, Inc. (REIT)	19,236	562,268
Douglas Emmett, Inc. (REIT)	22,941	513,420
EastGroup Properties, Inc. (REIT)	5,401	833,536
EPR Properties (REIT)	9,801	459,961
First Industrial Realty Trust, Inc. (REIT)	17,105	812,145
Healthcare Realty Trust, Inc. (REIT)	19,645	534,344
Highwoods Properties, Inc. (REIT)	13,735	469,600
Hudson Pacific Properties, Inc. (REIT)	18,740	278,102
Independence Realty Trust, Inc. (REIT)	28,554	591,924
JBG SMITH Properties (REIT)	14,088	333,040
Kilroy Realty Corp. (REIT)	13,587	711,008
Kite Realty Group Trust (REIT)	28,331	489,843
Lamar Advertising Co. (REIT), Class A	11,301	994,149
Life Storage, Inc. (REIT)	10,933	1,220,779
Macerich Co. (The) (REIT)	28,191	245,544
Medical Properties Trust, Inc. (REIT)	77,763	1,187,441
National Retail Properties, Inc. (REIT)	22,862	983,066
National Storage Affiliates Trust (REIT)	10,904	545,963
Omega Healthcare Investors, Inc. (REIT) (x)	30,480	859,231
Park Hotels & Resorts, Inc. (REIT)	30,119	408,715
Pebblebrook Hotel Trust (REIT)	16,994	281,591
Physicians Realty Trust (REIT)	29,194	509,435
PotlatchDeltic Corp. (REIT)	9,063	400,494
PS Business Parks, Inc. (REIT)	2,633	492,766
Rayonier, Inc. (REIT)	18,983	709,584
Rexford Industrial Realty, Inc. (REIT)	21,384	1,231,505
Sabra Health Care REIT, Inc. (REIT)	30,066	420,022
SL Green Realty Corp. (REIT) (x)	8,292	382,676
Spirit Realty Capital, Inc. (REIT)	17,404	657,523
STORE Capital Corp. (REIT)	32,721	853,364

		22,156,099

Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.*	6,332	1,107,213

Total Real Estate		23,263,312

Utilities (3.6%)
Electric Utilities (1.3%)
ALLETE, Inc.	7,385	434,090
Hawaiian Electric Industries, Inc.	14,145	578,531
IDACORP, Inc.	6,536	692,293
OGE Energy Corp.	26,038	1,004,025
PNM Resources, Inc.	11,102	530,454
Portland General Electric Co.	11,551	558,260

		3,797,653

Gas Utilities (1.5%)
National Fuel Gas Co.	11,829	781,305
New Jersey Resources Corp.	12,550	558,851
ONE Gas, Inc.	7,017	569,710
Southwest Gas Holdings, Inc.	8,663	754,374
Spire, Inc.	6,780	504,229
UGI Corp.	27,278	1,053,204

		4,221,673

Multi-Utilities (0.3%)
Black Hills Corp.	8,401	611,341
NorthWestern Corp.	6,998	412,392

		1,023,733

Water Utilities (0.5%)
Essential Utilities, Inc.	29,884	1,370,181

Total Utilities		10,413,240

Total Common Stocks (87.9%) (Cost $201,577,940)		250,832,925

SHORT-TERM INVESTMENTS:
Investment Company (8.1%)
JPMorgan Prime Money Market Fund, IM Shares	23,167,151	23,171,784

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.3%)
Deutsche Bank Securities, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $1,579,702, collateralized by various U.S. Government Agency Securities, ranging from 2.000%-4.000%, maturing 1/1/45-4/1/52; total market value $1,611,229. (xx)	$1,579,636	$1,579,636
National Bank of Canada, 1.70%, dated 6/30/22, due 7/7/22, repurchase price $1,000,331, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 11/3/22-2/15/51; total market value $1,102,807. (xx)	1,000,000	1,000,000
TD Prime Services LLC, 1.65%, dated 6/30/22, due 7/1/22, repurchase price $1,000,046, collateralized by various Common Stocks; total market value $1,107,772. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		3,579,636

Total Short-Term Investments (9.4%) (Cost $26,751,146)		26,751,420

Total Investments in Securities (97.3%) (Cost $228,329,086)		277,584,345
Other Assets Less Liabilities (2.7%)		7,638,325

Net Assets (100%)		$285,222,670

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $4,021,510. This was collateralized by $572,483 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 7/14/22 – 5/15/52 and by cash of $3,579,636 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

Futures contracts outstanding as of June 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	3	9/2022	USD	680,400	(23,768)

					(23,768)

Short Contracts
S&P Midcap 400 E-Mini Index	(112)	9/2022	USD	(25,401,600)	(211,007)

					(211,007)

					(234,775)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$3,950,673	$—	$—	$3,950,673
Consumer Discretionary	34,134,222	—	—	34,134,222
Consumer Staples	10,027,314	—	—	10,027,314
Energy	9,928,769	—	—	9,928,769
Financials	37,363,528	—	—	37,363,528
Health Care	25,791,956	—	—	25,791,956
Industrials	45,966,434	—	—	45,966,434
Information Technology	32,684,052	—	—	32,684,052
Materials	17,309,425	—	—	17,309,425
Real Estate	23,263,312	—	—	23,263,312
Utilities	10,413,240	—	—	10,413,240
Short-Term Investments
Investment Company	23,171,784	—	—	23,171,784
Repurchase Agreements	—	3,579,636	—	3,579,636

Total Assets	$274,004,709	$3,579,636	$—	$277,584,345

Liabilities:
Futures	$(234,775)	$—	$—	$(234,775)

Total Liabilities	$(234,775)	$—	$—	$(234,775)

Total	$273,769,934	$3,579,636	$—	$277,349,570

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(234,775	)*

Total		$(234,775)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(9,607,492)	$(9,607,492)

Total	$(9,607,492)	$(9,607,492)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(984,491)	$(984,491)

Total	$(984,491)	$(984,491)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $23,845,000 during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 8%)*	$46,642,305
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 23%)*	$17,729,506

*	During the six months ended June 30, 2022, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total purchases and/or Sales).

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$66,467,905
Aggregate gross unrealized depreciation	(18,378,843)

Net unrealized appreciation	$48,089,062

Federal income tax cost of investments in securities and derivative instruments, if applicable	$229,260,508

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $224,749,450)	$274,004,709
Repurchase Agreements (Cost $3,579,636)	3,579,636
Cash	10,236,055
Cash held as collateral at broker for futures	1,896,100
Due from broker for futures variation margin	281,165
Dividends, interest and other receivables	278,214
Securities lending income receivable	17,453
Other assets	3,285

Total assets	290,296,617

LIABILITIES
Payable for return of collateral on securities loaned	3,579,636
Payable for securities purchased	1,243,872
Investment management fees payable	101,412
Payable for Portfolio shares redeemed	74,110
Administrative fees payable	29,120
Accrued expenses	45,797

Total liabilities	5,073,947

NET ASSETS	$285,222,670

Net assets were comprised of:
Paid in capital	$248,949,745
Total distributable earnings (loss)	36,272,925

Net assets	$285,222,670

Class K
Net asset value, offering and redemption price per share, $285,222,670 / 40,954,645 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.96

(x)	Includes value of securities on loan of $4,021,510.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends	$2,200,918
Interest	9,788
Securities lending (net)	30,296

Total income	2,241,002

EXPENSES
Investment management fees	681,745
Administrative fees	181,620
Professional fees	30,104
Custodian fees	22,755
Printing and mailing expenses	12,811
Trustees’ fees	4,628
Miscellaneous	5,426

Gross expenses	939,089
Less: Waiver from investment manager	(31,201)

Net expenses	907,888

NET INVESTMENT INCOME (LOSS)	1,333,114

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	4,113,427
Futures contracts	(9,607,492)

Net realized gain (loss)	(5,494,065)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(64,165,934)
Futures contracts	(984,491)

Net change in unrealized appreciation (depreciation)	(65,150,425)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(70,644,490)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(69,311,376)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,333,114	$1,750,863
Net realized gain (loss)	(5,494,065)	40,237,258
Net change in unrealized appreciation (depreciation)	(65,150,425)	24,845,739

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(69,311,376)	66,833,860

Distributions to shareholders:
Class K	—	(38,556,035)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 7,201,858 and 192,442 shares, respectively ]	55,391,147	1,781,990
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,451,910 shares, respectively ]	—	38,556,035
Capital shares repurchased [ (1,862,248) and (5,602,447) shares, respectively ]	(14,779,084)	(51,570,372)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	40,612,063	(11,232,347)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(28,699,313)	17,045,478
NET ASSETS:
Beginning of period	313,921,983	296,876,505

End of period	$285,222,670	$313,921,983

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021	2020	2019	2018	2017
Net asset value, beginning of period	$8.81		$8.12	$7.95	$6.60	$8.31	$8.03

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03		0.05	0.06	0.08	0.08	0.06
Net realized and unrealized gain (loss)	(1.88)		1.85	0.96	1.59	(1.04)	1.16

Total from investment operations	(1.85)		1.90	1.02	1.67	(0.96)	1.22

Less distributions:
Dividends from net investment income	—		(0.06)	(0.06)	(0.09)	(0.09)	(0.08)
Distributions from net realized gains	—		(1.15)	(0.79)	(0.23)	(0.66)	(0.86)
Return of capital	—		—	—	—	— #	—

Total dividends and distributions	—		(1.21)	(0.85)	(0.32)	(0.75)	(0.94)

Net asset value, end of period	$6.96		$8.81	$8.12	$7.95	$6.60	$8.31

Total return (b)	(21.00)%		23.86%	13.46%	25.29%	(12.14)%	15.47%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$285,223		$313,922	$296,877	$235,737	$172,193	$203,144
Ratio of expenses to average net assets:
After waivers (a)(f)	0.60%		0.60%	0.60%	0.60%	0.60%	0.60%
Before waivers (a)(f)	0.62%		0.62%	0.65%	0.66%	0.65%	0.64%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.88%		0.56%	0.88%	1.10%	1.00%	0.73%
Before waivers (a)(f)	0.86%		0.53%	0.84%	1.04%	0.95%	0.69%
Portfolio turnover rate^	7	%(z)	17%	23%	23%	22%	16%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Financials	15.3%
Health Care	15.2
Industrials	13.5
Information Technology	12.3
Consumer Discretionary	9.0
Real Estate	6.6
Investment Companies	6.0
Repurchase Agreements	5.7
Energy	5.0
Materials	3.7
Consumer Staples	3.4
Utilities	3.2
Communication Services	2.6
Cash and Other	(1.5)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class K
Actual	$1,000.00	$755.20	$2.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.83	3.00

* Expenses are equal to the Portfolio’s Class K shares annualized expense ratio of 0.60%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.6%)
Diversified Telecommunication Services (0.6%)
Anterix, Inc.*	4,041	$165,964
ATN International, Inc.	4,398	206,310
Bandwidth, Inc., Class A*	9,721	182,949
Charge Enterprises, Inc. (x)*	41,767	199,229
Cogent Communications Holdings, Inc.	16,903	1,027,026
Consolidated Communications Holdings, Inc. (x)*	27,315	191,205
EchoStar Corp., Class A*	14,803	285,698
Globalstar, Inc. (x)*	264,782	325,682
IDT Corp., Class B*	4,742	119,261
Iridium Communications, Inc.*	48,380	1,817,153
Liberty Latin America Ltd., Class A*	11,865	92,547
Liberty Latin America Ltd., Class C*	64,693	503,958
Ooma, Inc.*	9,713	115,002
Radius Global Infrastructure, Inc.*	26,955	411,333
Starry Group Holdings, Inc., Class A (x)*	19,763	81,424

		5,724,741

Entertainment (0.3%)
Cinemark Holdings, Inc.*	47,721	716,769
IMAX Corp.*	19,909	336,263
Liberty Media Corp. – Liberty Braves, Class A*	4,992	125,549
Liberty Media Corp. – Liberty Braves, Class C*	13,384	321,216
Lions Gate Entertainment Corp., Class A*	23,631	220,005
Lions Gate Entertainment Corp., Class B*	47,518	419,584
Madison Square Garden Entertainment Corp.*	9,695	510,151
Marcus Corp. (The)*	10,563	156,015
Playstudios, Inc. (x)*	20,864	89,298
Redbox Entertainment, Inc. (x)*	1,777	13,150
Reservoir Media, Inc. (x)*	4,776	31,140
Skillz, Inc. (x)*	82,884	102,776

		3,041,916

Interactive Media & Services (0.6%)
Arena Group Holdings, Inc. (The) (x)*	2,770	24,930
Bumble, Inc., Class A*	33,519	943,560
Cargurus, Inc.*	40,423	868,690
Cars.com, Inc.*	27,479	259,127
DHI Group, Inc.*	10,568	52,523
Eventbrite, Inc., Class A (x)*	27,307	280,443
EverQuote, Inc., Class A*	5,770	51,007
fuboTV, Inc. (x)*	65,551	161,911
Leafly Holdings, Inc.*	1,185	5,332
MediaAlpha, Inc., Class A*	9,236	90,975
Outbrain, Inc. (x)*	12,843	64,600
QuinStreet, Inc.*	19,639	197,568
TrueCar, Inc.*	38,567	99,889
Vimeo, Inc.*	55,532	334,303
Wejo Group Ltd. (x)*	6,228	7,411
Yelp, Inc.*	26,857	745,819
Ziff Davis, Inc.*	17,698	1,319,032
ZipRecruiter, Inc., Class A*	30,689	454,811

		5,961,931

Media (0.9%)
AdTheorent Holding Co., Inc. (x)*	4,354	13,454
Advantage Solutions, Inc. (x)*	31,224	118,651
AMC Networks, Inc., Class A*	12,209	355,526
Audacy, Inc.*	32,876	30,976
Boston Omaha Corp., Class A*	8,280	170,982
Cardlytics, Inc.*	13,278	296,232
Clear Channel Outdoor Holdings, Inc.*	142,517	152,493
Cumulus Media, Inc., Class A*	4,606	35,604
Daily Journal Corp.*	337	87,216
Entravision Communications Corp., Class A	28,820	131,419
EW Scripps Co. (The), Class A*	25,407	316,825
Gambling.com Group Ltd. (x)*	3,175	24,987
Gannett Co., Inc.*	37,685	109,287
Gray Television, Inc.	36,617	618,461
iHeartMedia, Inc., Class A*	45,413	358,309
Innovid Corp. (x)*	6,080	10,093
Integral Ad Science Holding Corp.*	15,780	156,695
John Wiley & Sons, Inc., Class A	17,527	837,090
Loyalty Ventures, Inc.*	6,337	22,623
Magnite, Inc.*	52,481	466,031
PubMatic, Inc., Class A (x)*	16,148	256,592
Scholastic Corp.	10,515	378,225
Sinclair Broadcast Group, Inc., Class A	19,596	399,758
Stagwell, Inc.*	32,909	178,696
TechTarget, Inc.*	10,877	714,836
TEGNA, Inc.	89,477	1,876,333
Thryv Holdings, Inc.*	6,524	146,072
Urban One, Inc.*	3,259	13,949
Urban One, Inc. Class A*	4,912	26,820
WideOpenWest, Inc.*	19,707	358,864

		8,663,099

Wireless Telecommunication Services (0.2%)
Gogo, Inc. (x)*	20,475	331,490
KORE Group Holdings, Inc.*	8,676	26,635
Shenandoah Telecommunications Co.	20,984	465,845
Telephone and Data Systems, Inc.	40,966	646,853
United States Cellular Corp.*	6,826	197,681

		1,668,504

Total Communication Services		25,060,191

Consumer Discretionary (9.0%)
Auto Components (1.2%)
Adient plc*	38,602	1,143,777
American Axle & Manufacturing Holdings, Inc.*	44,636	336,109
Dana, Inc.	52,816	743,121
Dorman Products, Inc.*	10,156	1,114,215
Fox Factory Holding Corp.*	16,865	1,358,307
Gentherm, Inc.*	12,713	793,418
Goodyear Tire & Rubber Co. (The)*	109,495	1,172,691
Holley, Inc. (x)*	13,322	139,881
LCI Industries	9,749	1,090,718
Luminar Technologies, Inc. (x)*	92,875	550,749

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Modine Manufacturing Co.*	15,641	$164,700
Motorcar Parts of America, Inc.*	7,501	98,413
Patrick Industries, Inc.	9,470	490,925
Solid Power, Inc. (x)*	15,082	81,141
Standard Motor Products, Inc.	8,385	377,241
Stoneridge, Inc.*	7,270	124,681
Tenneco, Inc., Class A*	31,297	537,057
Visteon Corp.*	10,908	1,129,851
XPEL, Inc. (m)(x)*	7,983	366,659

		11,813,654

Automobiles (0.2%)
Canoo, Inc. (x)*	44,102	81,589
Cenntro Electric Group Ltd.*	49,468	74,697
Faraday Future Intelligent Electric, Inc. (x)*	26,786	69,644
Fisker, Inc. (x)*	62,748	537,750
Lordstown Motors Corp. (x)*	56,328	88,998
Mullen Automotive, Inc. (x)*	4,119	4,201
Winnebago Industries, Inc.	14,167	687,950
Workhorse Group, Inc. (x)*	42,977	111,740

		1,656,569

Distributors (0.0%)†
Funko, Inc., Class A*	11,281	251,792
Weyco Group, Inc. (x)	1,038	25,379

		277,171

Diversified Consumer Services (0.9%)
2U, Inc.*	29,654	310,477
Adtalem Global Education, Inc.*	17,329	623,324
American Public Education, Inc.*	5,785	93,486
Beachbody Co., Inc. (The) (x)*	26,773	32,128
Carriage Services, Inc.	4,994	198,012
Chegg, Inc.*	48,301	907,093
Coursera, Inc.*	43,926	622,871
Duolingo, Inc. (x)*	9,095	796,267
European Wax Center, Inc., Class A (x)	9,581	168,817
Frontdoor, Inc.*	32,028	771,234
Graham Holdings Co., Class B	1,510	855,928
Laureate Education, Inc., Class A	46,130	533,724
Nerdy, Inc. (x)*	14,131	30,099
OneSpaWorld Holdings Ltd. (x)*	23,214	166,444
Perdoceo Education Corp.*	27,812	327,625
PowerSchool Holdings, Inc., Class A*	19,225	231,661
Rover Group, Inc. (x)*	24,813	93,297
StoneMor, Inc. (x)*	8,585	29,361
Strategic Education, Inc.	9,767	689,355
Stride, Inc.*	16,482	672,301
Udemy, Inc. (x)*	26,523	270,800
Universal Technical Institute, Inc.*	8,040	57,325
Vivint Smart Home, Inc. (x)*	33,338	116,016
WW International, Inc.*	13,819	88,304

		8,685,949

Hotels, Restaurants & Leisure (1.9%)
Accel Entertainment, Inc.*	21,570	229,073
Bally’s Corp.*	14,863	293,990
Biglari Holdings, Inc., Class B*	367	45,031
BJ’s Restaurants, Inc.*	9,345	202,600
Bloomin’ Brands, Inc.	37,491	623,100
Bluegreen Vacations Holding Corp.	7,141	178,239
Bowlero Corp. (x)*	18,109	191,774
Brinker International, Inc.*	19,543	430,532
Century Casinos, Inc.*	8,291	59,695
Cheesecake Factory, Inc. (The)	18,886	498,968
Chuy’s Holdings, Inc.*	5,547	110,496
Cracker Barrel Old Country Store, Inc.	8,927	745,315
Dave & Buster’s Entertainment, Inc.*	17,177	563,062
Denny’s Corp.*	24,555	213,137
Dine Brands Global, Inc.	7,292	474,563
El Pollo Loco Holdings, Inc.*	5,860	57,662
Everi Holdings, Inc.*	37,096	605,036
F45 Training Holdings, Inc. (x)*	8,843	34,753
First Watch Restaurant Group, Inc. (x)*	4,459	64,299
Full House Resorts, Inc. (x)*	9,717	59,079
Golden Entertainment, Inc.*	7,530	297,812
Hilton Grand Vacations, Inc.*	35,585	1,271,452
Inspirato, Inc.*	2,786	12,899
Inspired Entertainment, Inc.*	5,681	48,913
International Game Technology plc (x)	38,557	715,618
Jack in the Box, Inc.	8,434	472,810
Krispy Kreme, Inc. (x)	29,426	400,194
Kura Sushi USA, Inc., Class A*	1,256	62,210
Life Time Group Holdings, Inc. (x)*	17,043	219,514
Light & Wonder, Inc.*	39,002	1,832,704
Lindblad Expeditions Holdings, Inc. (x)*	8,552	69,271
Monarch Casino & Resort, Inc.*	5,261	308,663
NEOGAMES SA (x)*	4,687	62,853
Noodles & Co.*	16,078	75,567
ONE Group Hospitality, Inc. (The)*	5,707	42,061
Papa John’s International, Inc.	12,973	1,083,505
Portillo’s, Inc., Class A (x)*	10,636	173,899
RCI Hospitality Holdings, Inc.	2,756	133,280
Red Rock Resorts, Inc., Class A	21,259	709,200
Rush Street Interactive, Inc.*	14,519	67,804
Ruth’s Hospitality Group, Inc.	9,195	149,511
SeaWorld Entertainment, Inc.*	19,075	842,734
Shake Shack, Inc., Class A*	14,955	590,423
Sonder Holdings, Inc. (x)*	11,858	12,332
Sweetgreen, Inc., Class A (x)*	7,937	92,466
Target Hospitality Corp.*	13,788	78,730
Texas Roadhouse, Inc.	26,300	1,925,160
Vacasa, Inc., Class A (x)*	10,899	31,389
Wingstop, Inc.	12,219	913,615
Xponential Fitness, Inc., Class A (x)*	7,632	95,858

		18,472,851

Household Durables (1.4%)
Aterian, Inc. (x)*	17,850	38,556
Beazer Homes USA, Inc.*	8,161	98,503
Cavco Industries, Inc.*	3,709	726,927
Century Communities, Inc.	12,383	556,864
Dream Finders Homes, Inc., Class A (x)*	5,066	53,902
Ethan Allen Interiors, Inc. (x)	6,680	135,003
GoPro, Inc., Class A (x)*	52,844	292,227
Green Brick Partners, Inc.*	13,088	256,132
Helen of Troy Ltd.*	9,438	1,532,826
Hovnanian Enterprises, Inc., Class A*	1,451	62,088
Installed Building Products, Inc.	10,013	832,681
iRobot Corp.*	11,924	438,207
KB Home	33,549	954,805

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Landsea Homes Corp. (x)*	2,993	$19,933
La-Z-Boy, Inc.	18,313	434,201
Legacy Housing Corp.*	4,741	61,870
LGI Homes, Inc.*	8,375	727,787
Lifetime Brands, Inc.	4,008	44,248
Lovesac Co. (The)*	3,573	98,257
M.D.C. Holdings, Inc.	24,074	777,831
M/I Homes, Inc.*	12,010	476,317
Meritage Homes Corp.*	14,539	1,054,077
Purple Innovation, Inc. (x)*	21,492	65,766
Skyline Champion Corp.*	21,242	1,007,296
Snap One Holdings Corp. (x)*	5,962	54,672
Sonos, Inc.*	50,706	914,736
Taylor Morrison Home Corp.*	47,897	1,118,874
Traeger, Inc.*	8,795	37,379
Tri Pointe Homes, Inc.*	40,938	690,624
Tupperware Brands Corp.*	19,920	126,293
Universal Electronics, Inc.*	3,736	95,530
Vizio Holding Corp., Class A (x)*	25,017	170,616
Vuzix Corp. (x)*	16,355	116,120
Weber, Inc., Class A (x)	12,600	90,846

		14,161,994

Internet & Direct Marketing Retail (0.4%)
1-800-Flowers.com, Inc., Class A*	7,391	70,288
1stdibs.com, Inc.*	5,650	32,148
aka Brands Holding Corp. (x)*	2,460	6,790
BARK, Inc. (x)*	20,811	26,638
Boxed, Inc. (x)*	3,139	5,807
CarParts.com, Inc.*	12,641	87,729
ContextLogic, Inc., Class A (x)*	220,278	352,445
Duluth Holdings, Inc., Class B*	3,666	34,974
Groupon, Inc. (x)*	9,643	108,966
Lands’ End, Inc. (x)*	6,902	73,299
Liquidity Services, Inc.*	6,443	86,594
Lulu’s Fashion Lounge Holdings, Inc.*	2,122	23,024
Overstock.com, Inc. (x)*	17,082	427,221
PetMed Express, Inc. (x)	5,676	112,952
Porch Group, Inc. (x)*	28,500	72,960
Poshmark, Inc., Class A (x)*	12,378	125,142
Quotient Technology, Inc.*	39,459	117,193
Qurate Retail, Inc.	133,180	382,227
RealReal, Inc. (The) (x)*	22,414	55,811
Rent the Runway, Inc., Class A (x)*	13,033	40,011
Revolve Group, Inc.*	15,766	408,497
RumbleON, Inc., Class B (x)*	2,693	39,614
Shutterstock, Inc.	9,397	538,542
Stitch Fix, Inc., Class A*	31,884	157,507
ThredUp, Inc., Class A (x)*	15,823	39,557
Vivid Seats, Inc., Class A (x)	12,936	96,632
Xometry, Inc., Class A (x)*	12,085	410,044

		3,932,612

Leisure Products (0.4%)
Acushnet Holdings Corp.	14,142	589,439
AMMO, Inc. (x)*	22,874	88,065
Callaway Golf Co.*	54,068	1,102,987
Clarus Corp.	10,267	194,970
Johnson Outdoors, Inc., Class A	1,859	113,697
Latham Group, Inc.*	19,037	131,926
Malibu Boats, Inc., Class A*	9,194	484,616
Marine Products Corp.	5,642	53,655
MasterCraft Boat Holdings, Inc.*	5,115	107,671
Smith & Wesson Brands, Inc.	19,036	249,943
Solo Brands, Inc., Class A (x)*	4,173	16,942
Sturm Ruger & Co., Inc.	7,350	467,828
Vinco Ventures, Inc. (x)*	49,521	68,339
Vista Outdoor, Inc.*	21,416	597,506

		4,267,584

Multiline Retail (0.1%)
Big Lots, Inc. (x)	12,220	256,254
Dillard’s, Inc., Class A (x)	1,962	432,758
Franchise Group, Inc.	10,477	367,428

		1,056,440

Specialty Retail (2.0%)
Aaron’s Co., Inc. (The)	13,209	192,191
Abercrombie & Fitch Co., Class A*	20,260	342,799
Academy Sports & Outdoors, Inc.	32,127	1,141,794
American Eagle Outfitters, Inc. (x)	62,432	697,990
America’s Car-Mart, Inc.*	2,072	208,443
Arko Corp. (x)	38,025	310,284
Asbury Automotive Group, Inc.*	8,684	1,470,549
Bed Bath & Beyond, Inc.*	36,937	183,577
Big 5 Sporting Goods Corp. (x)	5,686	63,740
Boot Barn Holdings, Inc.*	11,409	786,194
Buckle, Inc. (The)	11,627	321,952
Build-A-Bear Workshop, Inc. (x)	3,578	58,751
Caleres, Inc.	14,384	377,436
Camping World Holdings, Inc., Class A (x)	15,765	340,366
Cato Corp. (The), Class A	5,860	68,035
Chico’s FAS, Inc.*	32,507	161,560
Children’s Place, Inc. (The)*	5,827	226,787
Citi Trends, Inc.*	2,405	56,878
Conn’s, Inc. (x)*	4,976	39,907
Container Store Group, Inc. (The)*	9,390	58,500
Designer Brands, Inc., Class A	23,292	304,194
Destination XL Group, Inc.*	14,891	50,480
EVgo, Inc. (x)*	28,655	172,217
Express, Inc.*	16,203	31,758
Foot Locker, Inc.	32,012	808,303
Genesco, Inc.*	4,947	246,905
Group 1 Automotive, Inc.	6,662	1,131,208
GrowGeneration Corp. (x)*	20,187	72,471
Guess?, Inc. (x)	13,604	231,948
Haverty Furniture Cos., Inc.	4,340	100,601
Hibbett, Inc.	3,824	167,147
JOANN, Inc. (x)	3,397	26,327
LL Flooring Holdings, Inc.*	7,985	74,819
MarineMax, Inc.*	8,781	317,170
Monro, Inc.	14,015	600,963
Murphy USA, Inc.	8,845	2,059,735
National Vision Holdings, Inc.*	32,666	898,315
ODP Corp. (The)*	18,784	568,028
OneWater Marine, Inc., Class A*	3,106	102,653
Party City Holdco, Inc. (x)*	30,800	40,656
Rent-A-Center, Inc.	22,658	440,698
Sally Beauty Holdings, Inc.*	46,385	552,909
Shoe Carnival, Inc.	6,190	133,766
Signet Jewelers Ltd.	18,025	963,616
Sleep Number Corp.*	8,772	271,493
Sonic Automotive, Inc., Class A	8,425	308,608

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Sportsman’s Warehouse Holdings, Inc.*	11,753	$112,711
Tile Shop Holdings, Inc.	8,579	26,338
Tilly’s, Inc., Class A	7,163	50,284
Torrid Holdings, Inc. (x)*	5,134	22,179
TravelCenters of America, Inc.*	3,297	113,648
Urban Outfitters, Inc.*	25,353	473,087
Volta, Inc. (x)*	33,587	43,663
Warby Parker, Inc., Class A (x)*	32,263	363,281
Winmark Corp.	796	155,674
Zumiez, Inc.*	4,236	110,136

		19,255,722

Textiles, Apparel & Luxury Goods (0.5%)
Allbirds, Inc., Class A*	25,097	98,631
Crocs, Inc.*	23,550	1,146,179
Ermenegildo Zegna Holditalia SpA (x)*	13,082	138,015
Fossil Group, Inc. (x)*	12,661	65,457
G-III Apparel Group Ltd.*	18,389	372,009
Kontoor Brands, Inc.	20,696	690,626
Movado Group, Inc.	7,306	225,975
Oxford Industries, Inc.	6,287	557,908
PLBY Group, Inc. (x)*	11,684	74,778
Rocky Brands, Inc.	2,063	70,513
Steven Madden Ltd.	31,498	1,014,551
Superior Group of Cos., Inc.	3,612	64,113
Unifi, Inc.*	5,772	81,154
Wolverine World Wide, Inc.	33,865	682,718

		5,282,627

Total Consumer Discretionary		88,863,173

Consumer Staples (3.4%)
Beverages (0.5%)
Celsius Holdings, Inc.*	21,630	1,411,574
Coca-Cola Consolidated, Inc.	1,950	1,099,605
Duckhorn Portfolio, Inc. (The)*	15,165	319,375
MGP Ingredients, Inc. (x)	5,386	539,085
National Beverage Corp.	10,689	523,120
Primo Water Corp.	60,667	811,724
Vintage Wine Estates, Inc. (x)*	8,275	65,041
Vita Coco Co., Inc. (The) (x)*	7,268	71,154

		4,840,678

Food & Staples Retailing (0.5%)
Andersons, Inc. (The)	12,605	415,839
Chefs’ Warehouse, Inc. (The)*	13,270	516,070
HF Foods Group, Inc. (x)*	11,041	57,634
Ingles Markets, Inc., Class A	5,604	486,147
Natural Grocers by Vitamin Cottage, Inc.	2,804	44,724
PriceSmart, Inc.	10,117	724,681
Rite Aid Corp. (x)*	22,508	151,704
SpartanNash Co.	14,079	424,763
Sprouts Farmers Market, Inc.*	44,556	1,128,158
United Natural Foods, Inc.*	22,664	892,962
Village Super Market, Inc., Class A (x)	2,872	65,510
Weis Markets, Inc.	6,485	483,392

		5,391,584

Food Products (1.2%)
Alico, Inc. (x)	1,129	40,226
AppHarvest, Inc. (x)*	20,687	72,198
B&G Foods, Inc. (x)	25,358	603,013
Benson Hill, Inc. (x)*	46,216	126,632
Beyond Meat, Inc. (x)*	23,931	572,908
BRC, Inc., Class A (x)*	6,882	56,157
Calavo Growers, Inc.	6,571	274,142
Cal-Maine Foods, Inc.	14,685	725,586
Fresh Del Monte Produce, Inc.	10,406	307,289
Hain Celestial Group, Inc. (The)*	29,009	688,674
Hostess Brands, Inc.*	54,756	1,161,375
J & J Snack Foods Corp.	5,790	808,632
John B Sanfilippo & Son, Inc.	3,374	244,581
Lancaster Colony Corp.	7,497	965,464
Landec Corp.*	8,388	83,628
Local Bounti Corp. (x)*	9,167	29,151
Mission Produce, Inc.*	13,634	194,285
Sanderson Farms, Inc.	8,397	1,809,806
Seneca Foods Corp., Class A*	1,652	91,752
Simply Good Foods Co. (The)*	34,555	1,305,142
Sovos Brands, Inc.*	12,170	193,138
SunOpta, Inc.*	37,580	292,372
Tattooed Chef, Inc. (x)*	12,568	79,178
Tootsie Roll Industries, Inc.	6,892	243,632
TreeHouse Foods, Inc.*	20,374	852,041
Utz Brands, Inc.	24,167	333,988
Vital Farms, Inc.*	6,291	55,046
Whole Earth Brands, Inc.*	11,111	68,888

		12,278,924

Household Products (0.3%)
Central Garden & Pet Co.*	2,748	116,570
Central Garden & Pet Co., Class A*	17,169	686,932
Energizer Holdings, Inc.	27,203	771,205
WD-40 Co. (x)	5,593	1,126,206

		2,700,913

Personal Products (0.7%)
Beauty Health Co. (The)*	37,855	486,815
BellRing Brands, Inc.*	44,886	1,117,212
Edgewell Personal Care Co.	20,611	711,492
elf Beauty, Inc.*	19,130	586,908
Herbalife Nutrition Ltd.*	38,402	785,321
Honest Co., Inc. (The)*	22,938	66,979
Inter Parfums, Inc.	7,710	563,293
Medifast, Inc.	4,370	788,829
Nature’s Sunshine Products, Inc.*	3,375	36,011
Nu Skin Enterprises, Inc., Class A	20,152	872,582
Thorne HealthTech, Inc. (x)*	1,888	9,138
USANA Health Sciences, Inc.*	5,013	362,741
Veru, Inc. (x)*	24,494	276,782

		6,664,103

Tobacco (0.2%)
22nd Century Group, Inc. (x)*	45,602	97,132
Turning Point Brands, Inc.	3,779	102,524
Universal Corp.	10,394	628,837
Vector Group Ltd.	62,204	653,142

		1,481,635

Total Consumer Staples		33,357,837

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Energy (5.0%)
Energy Equipment & Services (1.4%)
Archrock, Inc.	54,001	$446,588
Borr Drilling Ltd. (x)*	51,852	239,038
Bristow Group, Inc.*	9,469	221,575
Cactus, Inc., Class A	22,829	919,324
ChampionX Corp.	81,231	1,612,435
Diamond Offshore Drilling, Inc. (x)*	38,322	225,717
DMC Global, Inc.*	7,935	143,068
Dril-Quip, Inc.*	14,586	376,319
Expro Group Holdings NV*	26,477	305,015
Helix Energy Solutions Group, Inc.*	45,391	140,712
Helmerich & Payne, Inc.	41,345	1,780,316
Liberty Energy, Inc., Class A*	55,615	709,647
Nabors Industries Ltd.*	3,555	476,015
National Energy Services Reunited Corp. (x)*	15,181	102,927
Newpark Resources, Inc.*	38,594	119,255
NexTier Oilfield Solutions, Inc.*	72,738	691,738
Noble Corp. (x)*	14,572	369,400
Oceaneering International, Inc.*	39,482	421,668
Oil States International, Inc.*	16,888	91,533
Patterson-UTI Energy, Inc.	83,512	1,316,149
ProPetro Holding Corp.*	35,148	351,480
RPC, Inc.*	32,929	227,539
Select Energy Services, Inc., Class A*	32,202	219,618
Solaris Oilfield Infrastructure, Inc., Class A	8,716	94,830
TETRA Technologies, Inc.*	36,861	149,656
Tidewater, Inc.*	15,257	321,770
US Silica Holdings, Inc.*	29,566	337,644
Valaris Ltd.*	23,627	998,004
Weatherford International plc*	25,176	532,976

		13,941,956

Oil, Gas & Consumable Fuels (3.6%)
Aemetis, Inc. (x)*	7,095	34,836
Alto Ingredients, Inc.*	19,930	73,940
Amplify Energy Corp.*	9,497	62,110
Arch Resources, Inc. (x)	6,093	871,847
Archaea Energy, Inc.*	23,037	357,765
Ardmore Shipping Corp.*	9,123	63,587
Battalion Oil Corp.*	681	5,809
Berry Corp.	27,906	212,644
Brigham Minerals, Inc., Class A	18,840	464,029
California Resources Corp.	32,005	1,232,192
Callon Petroleum Co.*	18,443	722,966
Centennial Resource Development, Inc., Class A*	79,043	472,677
Centrus Energy Corp., Class A (x)*	2,784	68,904
Civitas Resources, Inc.	28,684	1,499,886
Clean Energy Fuels Corp.*	65,854	295,026
CNX Resources Corp.*	77,375	1,273,593
Comstock Resources, Inc.*	36,322	438,770
CONSOL Energy, Inc.*	13,271	655,322
Crescent Energy Co., Class A (x)	12,247	152,843
CVR Energy, Inc.	11,514	385,719
Delek US Holdings, Inc.*	30,041	776,259
Denbury, Inc.*	19,999	1,199,740
DHT Holdings, Inc.	55,337	339,216
Dorian LPG Ltd.	13,107	199,226
Earthstone Energy, Inc., Class A (x)*	17,586	240,049
Empire Petroleum Corp. (x)*	1,940	23,028
Energy Fuels, Inc. (x)*	62,201	305,407
Equitrans Midstream Corp.	161,989	1,030,250
Excelerate Energy, Inc., Class A (x)*	8,122	161,790
FLEX LNG Ltd.	10,953	300,003
Frontline Ltd. (x)*	46,155	408,933
Gevo, Inc. (x)*	78,939	185,507
Golar LNG Ltd.*	40,083	911,888
Green Plains, Inc.*	17,330	470,856
Gulfport Energy Corp.*	4,607	366,303
HighPeak Energy, Inc. (x)	5,334	136,657
International Seaways, Inc.	19,244	407,973
Kinetik Holdings, Inc. (x)	6,744	230,240
Kosmos Energy Ltd.*	177,432	1,098,304
Laredo Petroleum, Inc.*	6,339	437,011
Magnolia Oil & Gas Corp., Class A	64,934	1,362,965
Matador Resources Co.	44,956	2,094,500
Murphy Oil Corp.	58,735	1,773,210
NACCO Industries, Inc., Class A	1,031	39,075
NextDecade Corp. (x)*	8,579	38,091
Nordic American Tankers Ltd. (x)	73,227	155,974
Northern Oil and Gas, Inc.	24,834	627,307
Oasis Petroleum, Inc.	7,907	961,887
Par Pacific Holdings, Inc.*	19,985	311,566
PBF Energy, Inc., Class A*	37,324	1,083,142
Peabody Energy Corp.*	45,807	977,063
Ranger Oil Corp.*	8,390	275,779
REX American Resources Corp.*	2,062	174,858
Riley Exploration Permian, Inc. (x)	2,949	71,307
Ring Energy, Inc. (x)*	23,063	61,348
SandRidge Energy, Inc.*	10,368	162,467
Scorpio Tankers, Inc.	19,291	665,732
SFL Corp. Ltd.	43,174	409,721
SilverBow Resources, Inc. (x)*	3,126	88,653
Sitio Royalties Corp. (x)	3,030	70,235
SM Energy Co.	46,878	1,602,759
Talos Energy, Inc.*	25,664	397,022
Teekay Corp.*	20,539	59,152
Teekay Tankers Ltd., Class A (x)*	5,580	98,375
Tellurian, Inc. (x)*	198,826	592,501
Uranium Energy Corp. (x)*	112,815	347,470
Ur-Energy, Inc. (x)*	53,823	57,052
VAALCO Energy, Inc. (x)	15,471	107,369
Vertex Energy, Inc. (x)*	21,581	227,032
W&T Offshore, Inc.*	42,153	182,101
Whiting Petroleum Corp.	15,650	1,064,670
World Fuel Services Corp.	26,586	543,950

		35,257,438

Total Energy		49,199,394

Financials (15.3%)
Banks (8.5%)
1st Source Corp.	6,145	278,983
ACNB Corp.	1,612	47,860
Allegiance Bancshares, Inc.	7,616	287,580
Amalgamated Financial Corp. (x)	6,497	128,511
Amerant Bancorp, Inc.	9,373	263,569
American National Bankshares, Inc.	3,671	127,053
Ameris Bancorp	26,639	1,070,355
Arrow Financial Corp.	4,655	148,076
Associated Banc-Corp.	60,645	1,107,378

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Atlantic Union Bankshares Corp.	28,965	$982,493
Banc of California, Inc.	21,875	385,437
BancFirst Corp. (x)	7,413	709,498
Bancorp, Inc. (The)*	22,608	441,308
Bank First Corp. (x)	2,138	162,082
Bank of Marin Bancorp	4,303	136,749
Bank of NT Butterfield & Son Ltd. (The)	20,084	626,420
BankUnited, Inc.	31,799	1,131,090
Bankwell Financial Group, Inc.	963	29,901
Banner Corp.	14,156	795,709
Bar Harbor Bankshares	4,662	120,559
BayCom Corp.	2,732	56,498
BCB Bancorp, Inc. (x)	2,957	50,358
Berkshire Hills Bancorp, Inc.	18,512	458,542
Blue Ridge Bankshares, Inc. (x)	4,793	73,429
Brookline Bancorp, Inc.	34,741	462,403
Business First Bancshares, Inc.	6,333	134,956
Byline Bancorp, Inc.	8,977	213,653
Cadence Bank	70,056	1,644,915
Cambridge Bancorp	2,402	198,645
Camden National Corp.	5,125	225,756
Capital Bancorp, Inc.	3,122	67,747
Capital City Bank Group, Inc.	4,652	129,744
Capstar Financial Holdings, Inc.	6,942	136,202
Carter Bankshares, Inc.*	8,719	115,091
Cathay General Bancorp	29,151	1,141,262
CBTX, Inc.	7,525	200,090
Central Pacific Financial Corp.	9,869	211,690
Citizens & Northern Corp.	5,359	129,527
City Holding Co.	6,100	487,268
Civista Bancshares, Inc.	5,187	110,276
CNB Financial Corp.	5,381	130,166
Coastal Financial Corp.*	3,331	126,978
Colony Bankcorp, Inc.	3,169	47,820
Columbia Banking System, Inc.	32,500	931,125
Community Bank System, Inc.	20,790	1,315,591
Community Trust Bancorp, Inc.	5,575	225,453
ConnectOne Bancorp, Inc.	13,638	333,449
CrossFirst Bankshares, Inc.*	15,045	198,594
Customers Bancorp, Inc.*	12,305	417,140
CVB Financial Corp.	51,306	1,272,902
Dime Community Bancshares, Inc.	14,260	422,809
Eagle Bancorp, Inc.	12,022	569,963
Eastern Bankshares, Inc.	64,139	1,184,006
Enterprise Bancorp, Inc.	3,556	114,468
Enterprise Financial Services Corp.	13,426	557,179
Equity Bancshares, Inc., Class A	4,568	133,203
Esquire Financial Holdings, Inc. (x)	1,508	50,216
Farmers & Merchants Bancorp, Inc. (x)	2,967	98,475
Farmers National Banc Corp.	10,215	153,225
FB Financial Corp.	13,337	523,077
Financial Institutions, Inc.	5,165	134,393
First Bancorp (Nasdaq Stock Exchange)	12,945	451,781
First Bancorp (Quotrix Stock Exchange)	76,545	988,196
First Bancorp, Inc. (The)	3,905	117,658
First Bancshares, Inc. (The)	6,446	184,356
First Bank	6,479	90,576
First Busey Corp.	21,214	484,740
First Business Financial Services, Inc.	1,611	50,247
First Commonwealth Financial Corp.	42,053	564,351
First Community Bankshares, Inc.	5,442	160,049
First Financial Bancorp	36,368	705,539
First Financial Bankshares, Inc.	50,811	1,995,348
First Financial Corp.	4,737	210,797
First Foundation, Inc.	18,651	381,972
First Guaranty Bancshares, Inc. (x)	1,324	32,186
First Internet Bancorp	3,048	112,227
First Interstate BancSystem, Inc., Class A	35,748	1,362,356
First Merchants Corp.	21,765	775,269
First Mid Bancshares, Inc.	6,101	217,623
First of Long Island Corp. (The)	7,234	126,812
First Western Financial, Inc.*	1,640	44,592
Five Star Bancorp (x)	3,473	91,757
Flushing Financial Corp.	10,413	221,380
Fulton Financial Corp.	62,909	909,035
FVCBankcorp, Inc. (x)*	2,444	46,021
German American Bancorp, Inc.	9,187	314,012
Glacier Bancorp, Inc.	43,477	2,061,679
Great Southern Bancorp, Inc.	3,725	218,136
Guaranty Bancshares, Inc. (x)	2,957	107,191
Hancock Whitney Corp.	34,346	1,522,558
Hanmi Financial Corp.	12,545	281,510
HarborOne Bancorp, Inc.	16,913	233,230
HBT Financial, Inc.	4,534	81,023
Heartland Financial USA, Inc.	15,835	657,786
Heritage Commerce Corp.	20,090	214,762
Heritage Financial Corp.	14,054	353,599
Hilltop Holdings, Inc.	24,484	652,743
Home BancShares, Inc.	73,678	1,530,292
HomeStreet, Inc.	7,210	249,971
HomeTrust Bancshares, Inc.	4,868	121,700
Hope Bancorp, Inc.	44,146	610,981
Horizon Bancorp, Inc.	16,679	290,548
Independent Bank Corp.	6,487	125,069
Independent Bank Corp./MA	18,126	1,439,748
Independent Bank Group, Inc.	14,335	973,490
International Bancshares Corp.	21,363	856,229
John Marshall Bancorp, Inc.	2,525	56,914
Lakeland Bancorp, Inc.	24,253	354,579
Lakeland Financial Corp.	9,963	661,742
Live Oak Bancshares, Inc.	13,182	446,738
Macatawa Bank Corp. (x)	10,440	92,290
Mercantile Bank Corp.	4,921	157,226
Meta Financial Group, Inc.	11,447	442,655
Metrocity Bankshares, Inc. (x)	6,492	131,853
Metropolitan Bank Holding Corp.*	3,823	265,393
Mid Penn Bancorp, Inc.	4,654	125,518
Midland States Bancorp, Inc.	6,613	158,977
MidWestOne Financial Group, Inc.	4,863	144,528
MVB Financial Corp.	3,418	106,334
National Bank Holdings Corp., Class A	11,147	426,596
NBT Bancorp, Inc.	17,201	646,586
Nicolet Bankshares, Inc.*	4,885	353,381
Northeast Bank (x)	1,419	51,836
Northwest Bancshares, Inc.	51,702	661,786
OceanFirst Financial Corp.	24,790	474,233
OFG Bancorp	19,787	502,590
Old National Bancorp	114,434	1,692,479
Old Second Bancorp, Inc.	13,465	180,162
Origin Bancorp, Inc.	8,767	340,160

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Orrstown Financial Services, Inc.	4,344	$104,994
Pacific Premier Bancorp, Inc.	36,019	1,053,196
Park National Corp.	6,097	739,261
Parke Bancorp, Inc. (x)	1,749	36,659
PCB Bancorp	2,265	42,310
Peapack-Gladstone Financial Corp.	6,337	188,209
Peoples Bancorp, Inc. (x)	10,012	266,319
Peoples Financial Services Corp.	2,555	142,671
Preferred Bank	4,633	315,137
Premier Financial Corp.	15,174	384,661
Primis Financial Corp.	8,021	109,326
Professional Holding Corp., Class A*	2,724	54,616
QCR Holdings, Inc.	5,956	321,564
RBB Bancorp	5,022	103,805
Red River Bancshares, Inc. (x)	1,741	94,153
Renasant Corp.	23,762	684,583
Republic Bancorp, Inc., Class A	3,879	187,162
Republic First Bancorp, Inc.*	23,017	87,695
S&T Bancorp, Inc.	16,619	455,859
Sandy Spring Bancorp, Inc.	17,726	692,555
Seacoast Banking Corp. of Florida	22,284	736,263
ServisFirst Bancshares, Inc.	19,413	1,532,074
Shore Bancshares, Inc.	3,773	69,801
Sierra Bancorp	4,813	104,586
Silvergate Capital Corp., Class A*	11,836	633,581
Simmons First National Corp., Class A	48,625	1,033,768
SmartFinancial, Inc.	4,892	118,191
South Plains Financial, Inc.	4,102	99,022
Southern First Bancshares, Inc.*	2,032	88,575
Southside Bancshares, Inc.	13,241	495,478
SouthState Corp.	29,607	2,284,180
Stock Yards Bancorp, Inc.	10,436	624,282
Summit Financial Group, Inc.	4,084	113,454
Texas Capital Bancshares, Inc.*	20,228	1,064,802
Third Coast Bancshares, Inc.*	3,304	72,358
Tompkins Financial Corp.	6,071	437,719
Towne Bank	26,582	721,701
TriCo Bancshares	12,755	582,138
Triumph Bancorp, Inc.*	10,333	646,432
Trustmark Corp.	23,563	687,804
UMB Financial Corp.	17,469	1,504,081
United Bankshares, Inc.	52,359	1,836,230
United Community Banks, Inc.	41,219	1,244,402
Unity Bancorp, Inc.	1,211	32,067
Univest Financial Corp.	11,205	285,055
USCB Financial Holdings, Inc. (x)*	2,414	27,858
Valley National Bancorp	166,857	1,736,981
Veritex Holdings, Inc.	20,944	612,821
Washington Federal, Inc.	26,117	784,032
Washington Trust Bancorp, Inc.	6,774	327,658
WesBanco, Inc.	22,702	719,880
West BanCorp, Inc.	5,280	128,515
Westamerica Bancorp	10,876	605,358

		83,920,458

Capital Markets (1.4%)
Artisan Partners Asset Management, Inc., Class A	25,440	904,901
AssetMark Financial Holdings, Inc.*	7,573	142,145
Associated Capital Group, Inc., Class A (x)	1,938	69,439
B Riley Financial, Inc. (x)	8,337	352,238
Bakkt Holdings, Inc. (x)*	16,640	34,944
BGC Partners, Inc., Class A	137,978	464,986
Blucora, Inc.*	19,248	355,318
Brightsphere Investment Group, Inc.	13,305	239,623
Cohen & Steers, Inc.	10,805	687,090
Cowen, Inc., Class A	10,327	244,647
Diamond Hill Investment Group, Inc.	1,046	181,627
Donnelley Financial Solutions, Inc.*	10,932	320,198
Federated Hermes, Inc.	34,702	1,103,177
Focus Financial Partners, Inc., Class A*	23,960	816,078
GAMCO Investors, Inc., Class A	3,145	65,730
GCM Grosvenor, Inc., Class A (x)	12,122	83,036
Hamilton Lane, Inc., Class A	14,480	972,766
Houlihan Lokey, Inc.	20,445	1,613,724
Manning & Napier, Inc.	4,090	51,002
MarketWise, Inc. (x)*	6,523	23,483
Moelis & Co., Class A	25,467	1,002,126
Open Lending Corp., Class A*	42,626	436,064
Oppenheimer Holdings, Inc., Class A	2,574	85,045
Perella Weinberg Partners (x)	11,467	66,853
Piper Sandler Cos.	7,138	809,164
PJT Partners, Inc., Class A	9,507	668,152
Pzena Investment Management, Inc., Class A	7,876	51,903
Sculptor Capital Management, Inc.	9,034	75,434
Silvercrest Asset Management Group, Inc., Class A (x)	1,844	30,260
StepStone Group, Inc., Class A	19,014	494,934
StoneX Group, Inc.*	7,092	553,672
Value Line, Inc. (x)	1,173	77,477
Victory Capital Holdings, Inc., Class A	6,830	164,603
Virtus Investment Partners, Inc.	3,084	527,426
WisdomTree Investments, Inc. (x)	52,872	268,061

		14,037,326

Consumer Finance (0.6%)
Atlanticus Holdings Corp.*	1,241	43,646
Consumer Portfolio Services, Inc.*	3,500	35,875
Curo Group Holdings Corp.	6,514	36,022
Encore Capital Group, Inc.*	9,774	564,644
Enova International, Inc.*	13,444	387,456
EZCORP, Inc., Class A*	17,746	133,272
FirstCash Holdings, Inc.	15,384	1,069,342
Green Dot Corp., Class A*	21,206	532,483
LendingClub Corp.*	40,024	467,881
LendingTree, Inc.*	4,210	184,482
Moneylion, Inc. (x)*	40,057	52,875
Navient Corp.	45,260	633,187
Nelnet, Inc., Class A	6,422	547,476
NerdWallet, Inc., Class A*	10,831	85,890
Oportun Financial Corp.*	8,724	72,148
OppFi, Inc. (x)*	3,655	12,025
PRA Group, Inc.*	15,378	559,144
PROG Holdings, Inc.*	23,356	385,374
Regional Management Corp.	2,110	78,851
Sunlight Financial Holdings, Inc. (x)*	8,851	26,110
World Acceptance Corp. (x)*	1,642	184,298

		6,092,481

Diversified Financial Services (0.2%)
Alerus Financial Corp.	4,920	117,145
A-Mark Precious Metals, Inc.	7,612	245,487

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Banco Latinoamericano de Comercio Exterior SA, Class E	9,869	$130,962
Cannae Holdings, Inc.*	29,937	578,981
Compass Diversified Holdings	22,885	490,197
Jackson Financial, Inc., Class A	29,221	781,662
SWK Holdings Corp. (x)*	967	16,893

		2,361,327

Insurance (2.0%)
Ambac Financial Group, Inc.*	12,387	140,592
American Equity Investment Life Holding Co.	32,138	1,175,287
AMERISAFE, Inc.	7,492	389,659
Argo Group International Holdings Ltd.	13,304	490,385
Bright Health Group, Inc. (x)*	85,023	154,742
BRP Group, Inc., Class A*	22,749	549,388
CNO Financial Group, Inc.	45,199	817,650
Crawford & Co., Class A	8,594	67,033
Donegal Group, Inc., Class A	6,320	107,756
eHealth, Inc.*	6,587	61,457
Employers Holdings, Inc.	10,748	450,234
Enstar Group Ltd.*	4,621	988,802
Genworth Financial, Inc., Class A*	212,739	750,969
Goosehead Insurance, Inc., Class A (x)	7,332	334,852
Greenlight Capital Re Ltd., Class A*	8,486	65,597
HCI Group, Inc. (x)	2,789	188,983
Hippo Holdings, Inc. (x)*	68,011	59,754
Horace Mann Educators Corp.	17,360	666,277
Investors Title Co.	462	72,483
James River Group Holdings Ltd.	14,919	369,693
Kinsale Capital Group, Inc.	8,447	1,939,769
Lemonade, Inc. (x)*	15,674	286,207
MBIA, Inc.*	17,123	211,469
Mercury General Corp.	9,967	441,538
National Western Life Group, Inc., Class A	874	177,160
NI Holdings, Inc.*	4,389	72,111
Oscar Health, Inc., Class A*	50,190	213,307
Palomar Holdings, Inc.*	9,749	627,836
ProAssurance Corp.	22,656	535,361
RLI Corp.	15,822	1,844,687
Root, Inc., Class A (x)*	37,307	44,395
Safety Insurance Group, Inc.	5,868	569,783
Selective Insurance Group, Inc.	24,098	2,095,080
Selectquote, Inc. (x)*	55,833	138,466
SiriusPoint Ltd.*	36,774	199,315
Stewart Information Services Corp.	11,263	560,334
Tiptree, Inc.	8,646	91,821
Trean Insurance Group, Inc.*	5,159	32,141
Trupanion, Inc. (x)*	15,343	924,569
United Fire Group, Inc.	7,314	250,358
Universal Insurance Holdings, Inc.	9,827	128,046

		19,285,346

Mortgage Real Estate Investment Trusts (REITs) (1.3%)
AFC Gamma, Inc. (REIT)(x)	4,164	63,834
Angel Oak Mortgage, Inc. (REIT)(x)	2,672	34,629
Apollo Commercial Real Estate Finance, Inc. (REIT)	60,323	629,772
Arbor Realty Trust, Inc. (REIT)	59,618	781,592
Ares Commercial Real Estate Corp. (REIT)	19,797	242,117
ARMOUR Residential REIT, Inc. (REIT)(x)	35,211	247,886
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	66,096	1,828,876
BrightSpire Capital, Inc. (REIT)	36,130	272,782
Broadmark Realty Capital, Inc. (REIT)	57,488	385,745
Chicago Atlantic Real Estate Finance, Inc. (REIT)	1,670	25,150
Chimera Investment Corp. (REIT)(x)	97,270	857,921
Claros Mortgage Trust, Inc. (REIT)(x)	35,643	597,020
Dynex Capital, Inc. (REIT)	15,261	242,955
Ellington Financial, Inc. (REIT)(x)	21,306	312,559
Franklin BSP Realty Trust, Inc. (REIT)(x)	28,429	383,223
Granite Point Mortgage Trust, Inc. (REIT)	14,894	142,536
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)(x)	32,379	1,225,869
Invesco Mortgage Capital, Inc. (REIT)(x)	12,431	182,487
KKR Real Estate Finance Trust, Inc. (REIT)	17,880	312,006
Ladder Capital Corp. (REIT)	46,037	485,230
MFA Financial, Inc. (REIT)(x)	40,954	440,256
New York Mortgage Trust, Inc. (REIT)	152,119	419,848
Nexpoint Real Estate Finance, Inc. (REIT)	1,492	30,243
Orchid Island Capital, Inc. (REIT)(x)	49,160	140,106
PennyMac Mortgage Investment Trust (REIT) (x)‡	43,394	600,139
Ready Capital Corp. (REIT)	28,309	337,443
Redwood Trust, Inc. (REIT)(x)	48,081	370,705
TPG RE Finance Trust, Inc. (REIT)	23,235	209,347
Two Harbors Investment Corp. (REIT)	141,007	702,215

		12,504,491

Thrifts & Mortgage Finance (1.3%)
Axos Financial, Inc.*	22,880	820,248
Blue Foundry Bancorp (x)*	7,811	93,654
Bridgewater Bancshares, Inc.*	7,368	118,920
Capitol Federal Financial, Inc.	57,161	524,738
Columbia Financial, Inc.*	13,814	301,283
Enact Holdings, Inc. (x)	10,849	233,037
Essent Group Ltd.	41,065	1,597,429
Federal Agricultural Mortgage Corp., Class C	3,635	354,958
Finance of America Cos., Inc., Class A*	4,376	6,870
Flagstar Bancorp, Inc.	21,614	766,216
Greene County Bancorp, Inc. (x)	749	33,922
Hingham Institution For Savings (The)	504	143,020
Home Bancorp, Inc.	2,756	94,062
Home Point Capital, Inc. (x)	1,741	6,825
Kearny Financial Corp.	26,311	292,315
Luther Burbank Corp.	7,607	99,271
Merchants Bancorp	6,166	139,783
Mr Cooper Group, Inc.*	28,735	1,055,724
NMI Holdings, Inc., Class A*	36,402	606,093
Northfield Bancorp, Inc.	15,289	199,216
PCSB Financial Corp. (x)	4,988	95,221
PennyMac Financial Services, Inc.‡	12,889	563,378

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Pioneer Bancorp, Inc.*	3,838	$37,612
Provident Bancorp, Inc.	5,666	88,956
Provident Financial Services, Inc.	28,397	632,117
Radian Group, Inc.	68,415	1,344,355
Southern Missouri Bancorp, Inc.	2,096	94,865
Sterling Bancorp, Inc. (x)*	4,928	28,090
TrustCo Bank Corp.	6,063	186,983
Velocity Financial, Inc.*	2,290	25,167
Walker & Dunlop, Inc.	11,993	1,155,406
Waterstone Financial, Inc.	7,260	123,783
WSFS Financial Corp.	24,881	997,479

		12,860,996

Total Financials		151,062,425

Health Care (15.2%)
Biotechnology (6.4%)
2seventy bio, Inc. (x)*	13,024	171,917
4D Molecular Therapeutics, Inc.*	7,552	52,713
Aadi Bioscience, Inc. (x)*	3,854	47,481
ACADIA Pharmaceuticals, Inc.*	48,475	683,013
Adagio Therapeutics, Inc. (x)*	19,006	62,340
Adicet Bio, Inc. (x)*	7,179	104,813
ADMA Biologics, Inc. (x)*	49,601	98,210
Aerovate Therapeutics, Inc. (x)*	3,645	56,971
Affimed NV*	60,738	168,244
Agenus, Inc. (x)*	104,036	201,830
Agios Pharmaceuticals, Inc.*	22,823	505,986
Akero Therapeutics, Inc.*	8,765	82,829
Albireo Pharma, Inc.*	8,102	160,906
Alector, Inc.*	21,979	223,307
Alkermes plc*	64,991	1,936,082
Allogene Therapeutics, Inc. (x)*	29,661	338,135
Allovir, Inc. (x)*	10,486	40,895
Alpine Immune Sciences, Inc.*	3,317	28,228
ALX Oncology Holdings, Inc. (x)*	6,441	52,108
Amicus Therapeutics, Inc.*	104,484	1,122,158
AnaptysBio, Inc. (x)*	9,291	188,607
Anavex Life Sciences Corp. (x)*	28,314	283,423
Anika Therapeutics, Inc.*	5,522	123,251
Apellis Pharmaceuticals, Inc.*	35,346	1,598,346
Arbutus Biopharma Corp. (x)*	23,352	63,284
Arcellx, Inc. (x)*	2,535	45,833
Arcturus Therapeutics Holdings, Inc. (x)*	8,980	141,345
Arcus Biosciences, Inc.*	20,403	517,012
Arcutis Biotherapeutics, Inc.*	12,918	275,283
Arrowhead Pharmaceuticals, Inc.*	41,337	1,455,476
Atara Biotherapeutics, Inc.*	34,157	266,083
Aura Biosciences, Inc. (x)*	5,381	76,249
Aurinia Pharmaceuticals, Inc. (x)*	52,082	523,424
Avid Bioservices, Inc.*	24,730	377,380
Avidity Biosciences, Inc.*	18,593	270,156
Beam Therapeutics, Inc. (x)*	24,759	958,421
BioCryst Pharmaceuticals, Inc.*	75,341	797,108
Biohaven Pharmaceutical Holding Co. Ltd.*	24,229	3,530,408
Bioxcel Therapeutics, Inc. (x)*	6,430	84,876
Bluebird Bio, Inc.*	27,538	114,007
Blueprint Medicines Corp.*	23,778	1,201,027
Bridgebio Pharma, Inc. (x)*	42,782	388,461
C4 Therapeutics, Inc.*	15,050	113,477
CareDx, Inc.*	21,004	451,166
Caribou Biosciences, Inc.*	23,075	125,297
Catalyst Pharmaceuticals, Inc.*	42,806	300,070
Celldex Therapeutics, Inc.*	17,884	482,153
Celularity, Inc., Class A (x)*	4,231	14,385
Century Therapeutics, Inc. (x)*	4,829	40,564
Cerevel Therapeutics Holdings, Inc. (x)*	21,130	558,677
ChemoCentryx, Inc.*	24,460	606,119
Chimerix, Inc.*	20,344	42,316
Chinook Therapeutics, Inc.*	14,674	256,648
Cogent Biosciences, Inc. (x)*	11,100	100,122
Coherus Biosciences, Inc.*	26,680	193,163
Crinetics Pharmaceuticals, Inc.*	19,781	368,916
CTI BioPharma Corp. (x)*	25,075	149,698
Cullinan Oncology, Inc. (x)*	10,453	134,007
Cytokinetics, Inc.*	31,396	1,233,549
Day One Biopharmaceuticals, Inc. (x)*	11,339	202,968
Deciphera Pharmaceuticals, Inc.*	18,284	240,435
Denali Therapeutics, Inc.*	38,484	1,132,584
Design Therapeutics, Inc. (x)*	13,048	182,672
Dynavax Technologies Corp. (x)*	47,536	598,478
Dyne Therapeutics, Inc. (x)*	11,628	79,884
Eagle Pharmaceuticals, Inc.*	4,387	194,914
Editas Medicine, Inc. (x)*	29,465	348,571
Eiger BioPharmaceuticals, Inc.*	11,184	70,459
Emergent BioSolutions, Inc.*	20,011	621,141
Enanta Pharmaceuticals, Inc.*	8,048	380,429
Enochian Biosciences, Inc. (x)*	5,366	10,356
EQRx, Inc. (x)*	53,321	250,075
Erasca, Inc. (x)*	25,912	144,330
Fate Therapeutics, Inc. (x)*	33,045	818,855
FibroGen, Inc.*	34,547	364,816
Foghorn Therapeutics, Inc. (x)*	5,775	78,540
Forma Therapeutics Holdings, Inc.*	12,449	85,774
Gelesis Holdings, Inc. (x)*	2,677	4,149
Generation Bio Co.*	17,068	111,966
Geron Corp. (x)*	109,332	169,465
Global Blood Therapeutics, Inc.*	24,786	791,913
Gossamer Bio, Inc. (x)*	24,866	208,128
GreenLight Biosciences Holdings PBC (x)*	3,813	8,427
Halozyme Therapeutics, Inc.*	53,196	2,340,624
Heron Therapeutics, Inc. (x)*	25,949	72,398
HilleVax, Inc. (x)*	3,348	36,594
Humacyte, Inc. (x)*	8,556	27,465
Icosavax, Inc. (x)*	6,738	38,609
Ideaya Biosciences, Inc. (x)*	8,518	117,548
IGM Biosciences, Inc. (x)*	7,882	142,112
Imago Biosciences, Inc. (x)*	8,051	107,803
ImmunityBio, Inc. (x)*	45,219	168,215
ImmunoGen, Inc.*	81,460	366,570
Immunovant, Inc.*	24,822	96,806
Inhibrx, Inc. (x)*	16,110	182,848
Inovio Pharmaceuticals, Inc. (x)*	81,430	140,874
Insmed, Inc.*	49,572	977,560
Instil Bio, Inc. (x)*	29,616	136,826
Intellia Therapeutics, Inc.*	29,040	1,503,110
Intercept Pharmaceuticals, Inc. (x)*	11,484	158,594
Iovance Biotherapeutics, Inc.*	58,556	646,458
Ironwood Pharmaceuticals, Inc.*	54,261	625,629
iTeos Therapeutics, Inc.*	11,418	235,211

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
IVERIC bio, Inc.*	44,828	$431,245
Janux Therapeutics, Inc.*	4,946	60,391
Jounce Therapeutics, Inc.*	9,942	30,124
KalVista Pharmaceuticals, Inc.*	8,566	84,289
Karuna Therapeutics, Inc.*	10,286	1,301,282
Karyopharm Therapeutics, Inc. (x)*	30,575	137,893
Keros Therapeutics, Inc.*	5,628	155,502
Kezar Life Sciences, Inc. (x)*	19,153	158,395
Kiniksa Pharmaceuticals Ltd., Class A*	11,227	108,790
Kinnate Biopharma, Inc. (x)*	7,136	89,985
Kodiak Sciences, Inc.*	14,465	110,513
Kronos Bio, Inc.*	15,612	56,828
Krystal Biotech, Inc.*	7,506	492,844
Kura Oncology, Inc.*	26,531	486,313
Kymera Therapeutics, Inc. (x)*	13,194	259,790
Lexicon Pharmaceuticals, Inc. (x)*	20,488	38,108
Ligand Pharmaceuticals, Inc.*	6,003	535,588
Lyell Immunopharma, Inc. (x)*	64,375	419,725
MacroGenics, Inc.*	24,701	72,868
Madrigal Pharmaceuticals, Inc.*	4,481	320,750
MannKind Corp. (x)*	98,956	377,022
MeiraGTx Holdings plc*	12,601	95,390
Mersana Therapeutics, Inc.*	21,047	97,237
MiMedx Group, Inc. (x)*	44,535	154,536
Mirum Pharmaceuticals, Inc. (x)*	6,968	135,597
Monte Rosa Therapeutics, Inc. (x)*	8,051	77,853
Morphic Holding, Inc.*	9,912	215,090
Myriad Genetics, Inc.*	32,443	589,489
Nkarta, Inc.*	17,650	217,448
Nurix Therapeutics, Inc. (x)*	16,175	204,937
Nuvalent, Inc., Class A (x)*	5,106	69,237
Ocugen, Inc. (x)*	76,536	173,737
Organogenesis Holdings, Inc.*	34,154	166,672
Outlook Therapeutics, Inc. (x)*	31,743	32,378
Pardes Biosciences, Inc.*	7,405	22,733
PDL BioPharma, Inc. (r)(x)*	24,135	13,519
PepGen, Inc.*	2,608	25,897
PMV Pharmaceuticals, Inc. (x)*	16,107	229,525
Point Biopharma Global, Inc. (x)*	19,853	135,199
Praxis Precision Medicines, Inc. (x)*	9,574	23,456
Precigen, Inc.*	54,818	73,456
Prometheus Biosciences, Inc. (x)*	11,731	331,166
Protagonist Therapeutics, Inc.*	17,446	137,998
Prothena Corp. plc (x)*	15,252	414,092
PTC Therapeutics, Inc.*	29,456	1,180,007
Radius Health, Inc.*	18,820	195,163
Rallybio Corp. (x)*	5,043	38,075
RAPT Therapeutics, Inc.*	10,311	188,176
Recursion Pharmaceuticals, Inc., Class A (x)*	50,348	409,833
REGENXBIO, Inc.*	16,695	412,366
Relay Therapeutics, Inc. (x)*	28,530	477,877
Replimune Group, Inc.*	11,905	208,099
REVOLUTION Medicines, Inc.*	22,925	446,808
Rigel Pharmaceuticals, Inc.*	47,613	53,803
Rocket Pharmaceuticals, Inc. (x)*	15,768	216,968
Sage Therapeutics, Inc.*	20,248	654,010
Sana Biotechnology, Inc. (x)*	34,535	222,060
Sangamo Therapeutics, Inc.*	49,704	205,775
Seres Therapeutics, Inc.*	26,596	91,224
Sierra Oncology, Inc.*	5,728	314,983
Sorrento Therapeutics, Inc. (x)*	139,192	279,776
SpringWorks Therapeutics, Inc. (x)*	12,983	319,641
Stoke Therapeutics, Inc.*	8,819	116,499
Sutro Biopharma, Inc.*	12,083	62,952
Syndax Pharmaceuticals, Inc.*	18,578	357,441
Talaris Therapeutics, Inc. (x)*	5,402	24,363
Tango Therapeutics, Inc. (x)*	12,387	56,113
Tenaya Therapeutics, Inc. (x)*	7,967	44,854
TG Therapeutics, Inc.*	54,227	230,465
Travere Therapeutics, Inc.*	23,595	571,707
Turning Point Therapeutics, Inc.*	17,907	1,347,502
Twist Bioscience Corp.*	21,884	765,065
Tyra Biosciences, Inc. (x)*	2,930	20,950
Vanda Pharmaceuticals, Inc.*	21,889	238,590
Vaxart, Inc. (x)*	49,506	173,271
Vaxcyte, Inc.*	19,806	430,979
VBI Vaccines, Inc. (x)*	88,012	71,158
Vera Therapeutics, Inc. (x)*	3,813	51,895
Veracyte, Inc.*	27,902	555,250
Vericel Corp.*	19,957	502,517
Verve Therapeutics, Inc. (x)*	18,056	275,896
Vir Biotechnology, Inc. (x)*	27,291	695,102
Viridian Therapeutics, Inc.*	6,948	80,388
VistaGen Therapeutics, Inc. (x)*	57,584	50,674
Xencor, Inc.*	23,656	647,465
Y-mAbs Therapeutics, Inc.*	13,368	202,258
Zentalis Pharmaceuticals, Inc. (x)*	14,485	407,029

		63,069,050

Health Care Equipment & Supplies (3.3%)
Alphatec Holdings, Inc. (x)*	27,005	176,613
AngioDynamics, Inc.*	15,152	293,191
Artivion, Inc.*	15,963	301,381
AtriCure, Inc.*	17,785	726,695
Atrion Corp.	591	371,656
Avanos Medical, Inc.*	21,313	582,697
Axogen, Inc.*	15,680	128,419
Axonics, Inc.*	17,771	1,007,083
BioLife Solutions, Inc.*	12,114	167,294
Bioventus, Inc., Class A (x)*	14,812	101,018
Butterfly Network, Inc. (x)*	59,659	183,153
Cardiovascular Systems, Inc.*	15,932	228,783
Cerus Corp.*	73,560	389,132
CONMED Corp. (x)	11,265	1,078,736
CryoPort, Inc.*	17,192	532,608
Cue Health, Inc. (x)*	41,824	133,837
Cutera, Inc.*	6,899	258,712
Embecta Corp.*	21,949	555,749
Figs, Inc., Class A*	49,281	448,950
Glaukos Corp.*	18,602	844,903
Haemonetics Corp.*	19,955	1,300,667
Heska Corp.*	3,970	375,205
Inari Medical, Inc.*	18,788	1,277,396
Inogen, Inc.*	7,926	191,651
Integer Holdings Corp.*	13,219	934,055
iRadimed Corp.	4,340	147,300
iRhythm Technologies, Inc.*	11,723	1,266,436
Lantheus Holdings, Inc.*	26,430	1,745,173
LeMaitre Vascular, Inc.	6,865	312,701
LivaNova plc*	20,883	1,304,561
Meridian Bioscience, Inc.*	17,728	539,286
Merit Medical Systems, Inc.*	21,351	1,158,719
Mesa Laboratories, Inc.	2,181	444,793

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Nano-X Imaging Ltd. (x)*	11,308	$127,780
Natus Medical, Inc.*	14,205	465,498
Neogen Corp.*	43,923	1,058,105
Nevro Corp.*	14,142	619,844
NuVasive, Inc.*	20,541	1,009,796
Omnicell, Inc.*	17,345	1,972,994
OraSure Technologies, Inc.*	20,039	54,306
Orthofix Medical, Inc.*	7,800	183,612
OrthoPediatrics Corp.*	4,926	212,557
Outset Medical, Inc.*	18,998	282,310
Owlet, Inc.*	4,473	7,604
Paragon 28, Inc. (x)*	17,550	278,518
PROCEPT BioRobotics Corp.*	9,015	294,700
Pulmonx Corp. (x)*	12,587	185,281
RxSight, Inc. (x)*	4,888	68,823
SeaSpine Holdings Corp.*	14,149	79,942
Senseonics Holdings, Inc. (x)*	170,980	176,109
Shockwave Medical, Inc.*	13,779	2,634,131
SI-BONE, Inc.*	13,173	173,884
Sight Sciences, Inc. (x)*	6,224	55,954
Silk Road Medical, Inc. (x)*	14,870	541,119
STAAR Surgical Co.*	19,344	1,372,070
Surmodics, Inc.*	5,269	196,165
Tactile Systems Technology, Inc.*	7,743	56,524
Tenon Medical, Inc.*	876	1,980
TransMedics Group, Inc.*	9,523	299,498
Treace Medical Concepts, Inc.*	11,582	166,086
UFP Technologies, Inc. (x)*	2,229	177,361
Utah Medical Products, Inc.	1,555	133,574
Varex Imaging Corp.*	15,038	321,663
Vicarious Surgical, Inc. (x)*	14,190	41,719
ViewRay, Inc.*	58,361	154,657
Zimvie, Inc.*	5,401	86,470
Zynex, Inc.	6,518	52,014

		33,051,201

Health Care Providers & Services (2.7%)
1Life Healthcare, Inc.*	69,695	546,409
23andMe Holding Co. (x)*	46,109	114,350
Accolade, Inc.*	20,793	153,868
AdaptHealth Corp. (x)*	30,424	548,849
Addus HomeCare Corp.*	6,691	557,226
Agiliti, Inc.*	13,537	277,644
AirSculpt Technologies, Inc. (x)*	1,847	10,953
Alignment Healthcare, Inc.*	34,589	394,661
AMN Healthcare Services, Inc.*	17,877	1,961,286
Apollo Medical Holdings, Inc. (x)*	15,105	582,902
ATI Physical Therapy, Inc. (x)*	18,300	25,803
Aveanna Healthcare Holdings, Inc. (x)*	27,084	61,210
Brookdale Senior Living, Inc.*	79,478	360,830
Cano Health, Inc.*	62,368	273,172
CareMax, Inc. (x)*	15,438	56,040
Castle Biosciences, Inc.*	8,673	190,372
Clover Health Investments Corp. (x)*	147,879	316,461
Community Health Systems, Inc.*	46,724	175,215
CorVel Corp.*	3,623	533,559
Covetrus, Inc.*	45,044	934,663
Cross Country Healthcare, Inc.*	12,840	267,457
DocGo, Inc. (x)*	31,482	224,781
Ensign Group, Inc. (The)	20,783	1,526,927
Fulgent Genetics, Inc. (x)*	8,313	453,308
Hanger, Inc.*	13,854	198,389
HealthEquity, Inc.*	33,299	2,044,226
Hims & Hers Health, Inc. (x)*	50,635	229,377
Innovage Holding Corp. (x)*	7,318	32,053
Invitae Corp. (x)*	82,475	201,239
Joint Corp. (The)*	5,592	85,614
LHC Group, Inc.*	11,613	1,808,609
LifeStance Health Group, Inc. (x)*	29,931	166,416
MEDNAX, Inc.*	32,443	681,627
ModivCare, Inc.*	5,263	444,724
National HealthCare Corp.	5,202	363,620
National Research Corp.	6,112	233,967
Oncology Institute, Inc. (The) (x)*	4,746	24,015
OPKO Health, Inc.*	168,440	426,153
Option Care Health, Inc.*	57,613	1,601,065
Owens & Minor, Inc.	28,728	903,496
P3 Health Partners, Inc.*	7,586	28,220
Patterson Cos., Inc.	34,010	1,030,503
Pennant Group, Inc. (The)*	10,962	140,423
PetIQ, Inc.*	10,699	179,636
Privia Health Group, Inc. (x)*	16,583	482,897
Progyny, Inc.*	28,433	825,979
R1 RCM, Inc.*	52,402	1,098,346
RadNet, Inc.*	17,301	298,961
Select Medical Holdings Corp.	43,170	1,019,675
Sema4 Holdings Corp. (x)*	42,200	53,172
Surgery Partners, Inc.*	14,146	409,102
US Physical Therapy, Inc.	5,462	596,450

		26,155,900

Health Care Technology (0.8%)
Allscripts Healthcare Solutions, Inc.*	45,465	674,246
American Well Corp., Class A*	86,663	374,384
Babylon Holdings Ltd., Class A (x)*	28,071	27,448
Computer Programs and Systems, Inc.*	6,547	209,308
Convey Health Solutions Holdings, Inc. (x)*	3,677	38,241
Evolent Health, Inc., Class A*	31,867	978,635
Health Catalyst, Inc.*	19,788	286,728
HealthStream, Inc.*	9,865	214,169
Inspire Medical Systems, Inc.*	10,695	1,953,656
Multiplan Corp. (x)*	147,725	811,010
NextGen Healthcare, Inc.*	22,557	393,394
Nutex Health, Inc. (x)*	30,314	97,763
OptimizeRx Corp.*	6,214	170,201
Phreesia, Inc.*	19,996	500,100
Schrodinger, Inc.*	20,489	541,114
Sharecare, Inc. (x)*	16,689	26,369
Simulations Plus, Inc.	5,363	264,557

		7,561,323

Life Sciences Tools & Services (0.6%)
AbCellera Biologics, Inc. (x)*	80,400	856,260
Absci Corp. (x)*	15,493	51,437
Adaptive Biotechnologies Corp.*	43,231	349,739
Akoya Biosciences, Inc. (x)*	4,111	52,826
Alpha Teknova, Inc. (x)*	1,799	15,112
Berkeley Lights, Inc.*	19,652	97,671
Bionano Genomics, Inc. (x)*	113,813	157,062
Codexis, Inc.*	22,875	239,273
Cytek Biosciences, Inc. (x)*	42,240	453,235

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Inotiv, Inc. (x)*	4,856	$46,618
MaxCyte, Inc. (x)*	27,847	131,716
Medpace Holdings, Inc.*	11,113	1,663,283
NanoString Technologies, Inc.*	18,842	239,293
Nautilus Biotechnology, Inc. (x)*	12,585	33,854
NeoGenomics, Inc.*	46,199	376,522
Pacific Biosciences of California, Inc. (x)*	87,908	388,553
Quanterix Corp.*	11,949	193,454
Quantum-Si, Inc.*	24,302	56,381
Science 37 Holdings, Inc. (x)*	16,631	33,428
Seer, Inc. (x)*	19,696	176,279
Singular Genomics Systems, Inc. (x)*	13,127	50,145
SomaLogic, Inc. (x)*	57,847	261,468

		5,923,609

Pharmaceuticals (1.4%)
Aclaris Therapeutics, Inc.*	24,029	335,445
Aerie Pharmaceuticals, Inc.*	16,726	125,445
Amneal Pharmaceuticals, Inc.*	48,472	154,141
Amphastar Pharmaceuticals, Inc.*	14,314	497,984
Amylyx Pharmaceuticals, Inc. (x)*	7,172	138,133
AN2 Therapeutics, Inc. (x)*	1,259	9,757
ANI Pharmaceuticals, Inc. (x)*	2,883	85,539
Arvinas, Inc.*	18,697	786,957
Atea Pharmaceuticals, Inc. (x)*	30,802	218,694
Athira Pharma, Inc. (x)*	9,815	29,936
Axsome Therapeutics, Inc. (x)*	10,810	414,023
Cara Therapeutics, Inc.*	17,868	163,135
Cassava Sciences, Inc. (x)*	15,484	435,410
CinCor Pharma, Inc. (x)*	5,733	108,010
Collegium Pharmaceutical, Inc.*	15,493	274,536
Corcept Therapeutics, Inc.*	33,162	788,592
DICE Therapeutics, Inc. (x)*	12,293	190,787
Edgewise Therapeutics, Inc. (x)*	12,843	102,230
Endo International plc (x)*	88,655	41,287
Esperion Therapeutics, Inc. (x)*	19,797	125,909
Evolus, Inc.*	15,855	183,918
EyePoint Pharmaceuticals, Inc. (x)*	6,943	54,641
Fulcrum Therapeutics, Inc. (x)*	12,619	61,833
Harmony Biosciences Holdings, Inc.*	9,530	464,778
Innoviva, Inc.*	24,287	358,476
Intra-Cellular Therapies, Inc.*	35,608	2,032,505
Liquidia Corp.*	12,660	55,198
Nektar Therapeutics (x)*	69,964	265,863
NGM Biopharmaceuticals, Inc.*	14,873	190,672
Nuvation Bio, Inc. (x)*	51,344	166,355
Ocular Therapeutix, Inc.*	31,561	126,875
Pacira BioSciences, Inc.*	17,508	1,020,716
Phathom Pharmaceuticals, Inc. (x)*	8,132	68,634
Phibro Animal Health Corp., Class A	8,197	156,809
Prestige Consumer Healthcare, Inc.*	20,058	1,179,410
Provention Bio, Inc. (x)*	22,455	89,820
Reata Pharmaceuticals, Inc., Class A*	11,209	340,641
Relmada Therapeutics, Inc.*	9,222	175,126
Revance Therapeutics, Inc.*	28,161	389,185
SIGA Technologies, Inc. (x)	23,845	276,125
Supernus Pharmaceuticals, Inc.*	21,989	635,922
Tarsus Pharmaceuticals, Inc. (x)*	4,912	71,715
Theravance Biopharma, Inc. (x)*	21,397	193,857
Theseus Pharmaceuticals, Inc. (x)*	2,542	14,057
Tricida, Inc. (x)*	8,919	86,336
Ventyx Biosciences, Inc. (x)*	9,530	116,552
Xeris Biopharma Holdings, Inc. (x)*	35,656	54,910

		13,856,879

Total Health Care		149,617,962

Industrials (13.5%)
Aerospace & Defense (0.8%)
AAR Corp.*	13,882	580,823
Aerojet Rocketdyne Holdings, Inc.*	30,475	1,237,285
AeroVironment, Inc.*	9,565	786,243
AerSale Corp. (x)*	5,318	77,164
Archer Aviation, Inc., Class A (x)*	33,475	103,103
Astra Space, Inc. (x)*	38,794	50,432
Astronics Corp.*	7,056	71,759
Cadre Holdings, Inc. (x)	5,146	101,222
Ducommun, Inc.*	3,032	130,497
Kaman Corp.	11,017	344,281
Kratos Defense & Security Solutions, Inc.*	53,699	745,342
Maxar Technologies, Inc.	30,395	793,006
Momentus, Inc. (x)*	13,988	30,214
Moog, Inc., Class A	11,135	884,008
National Presto Industries, Inc.	1,426	93,603
Park Aerospace Corp.	5,706	72,809
Parsons Corp.*	12,778	516,487
Redwire Corp. (x)*	8,370	25,445
Rocket Lab USA, Inc. (x)*	82,686	313,380
Terran Orbital Corp. (x)*	5,983	27,402
Triumph Group, Inc.*	24,256	322,362
Vectrus, Inc.*	3,212	107,474
Virgin Galactic Holdings, Inc. (x)*	88,668	533,781

		7,948,122

Air Freight & Logistics (0.4%)
Air Transport Services Group, Inc.*	25,611	735,804
Atlas Air Worldwide Holdings, Inc.*	10,927	674,305
Forward Air Corp.	10,904	1,002,732
Hub Group, Inc., Class A*	14,277	1,012,810
Radiant Logistics, Inc.*	11,743	87,133

		3,512,784

Airlines (0.4%)
Allegiant Travel Co.*	6,131	693,355
Blade Air Mobility, Inc. (x)*	14,856	66,258
Frontier Group Holdings, Inc. (x)*	17,904	167,760
Hawaiian Holdings, Inc.*	20,281	290,221
Joby Aviation, Inc. (x)*	97,546	478,951
SkyWest, Inc.*	21,281	452,221
Spirit Airlines, Inc.*	43,729	1,042,499
Sun Country Airlines Holdings, Inc.*	12,085	221,639
Wheels Up Experience, Inc. (x)*	41,365	80,662

		3,493,566

Building Products (1.2%)
AAON, Inc.	16,706	914,821
American Woodmark Corp.*	7,113	320,156
Apogee Enterprises, Inc.	8,292	325,212
Caesarstone Ltd. (x)	6,303	57,546
Cornerstone Building Brands, Inc.*	24,527	600,666
CSW Industrials, Inc.	6,317	650,841
Gibraltar Industries, Inc.*	14,499	561,836

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Griffon Corp.	19,228	$538,961
Insteel Industries, Inc.	7,431	250,202
Janus International Group, Inc.*	30,731	277,501
JELD-WEN Holding, Inc.*	33,800	493,142
Masonite International Corp.*	9,250	710,677
PGT Innovations, Inc.*	22,606	376,164
Quanex Building Products Corp.	13,236	301,119
Resideo Technologies, Inc. (x)*	59,142	1,148,538
Simpson Manufacturing Co., Inc.	16,834	1,693,669
UFP Industries, Inc.	24,296	1,655,529
View, Inc. (x)*	27,342	44,294
Zurn Water Solutions Corp.	49,923	1,359,903

		12,280,777

Commercial Services & Supplies (1.4%)
ABM Industries, Inc.	26,010	1,129,354
ACCO Brands Corp.	36,974	241,440
ACV Auctions, Inc., Class A*	43,677	285,648
Aris Water Solution, Inc., Class A	8,023	133,824
Brady Corp., Class A	18,024	851,454
BrightView Holdings, Inc.*	18,128	217,536
Brink’s Co. (The)	19,117	1,160,593
Casella Waste Systems, Inc., Class A*	19,513	1,418,205
Cimpress plc*	7,900	307,310
CompX International, Inc.	801	18,575
CoreCivic, Inc. (REIT)*	48,114	534,546
Deluxe Corp.	18,729	405,857
Ennis, Inc.	7,113	143,896
GEO Group, Inc. (The) (REIT) (x)*	47,331	312,385
Harsco Corp.*	32,535	231,324
Healthcare Services Group, Inc.	32,598	567,531
Heritage-Crystal Clean, Inc.*	5,308	143,104
HNI Corp.	16,836	584,041
Interface, Inc.	21,051	263,979
KAR Auction Services, Inc.*	48,005	709,034
Kimball International, Inc., Class B	10,064	77,191
Li-Cycle Holdings Corp.*	51,068	351,348
Matthews International Corp., Class A	11,354	325,519
MillerKnoll, Inc.	29,560	776,541
Montrose Environmental Group, Inc.*	10,244	345,837
NL Industries, Inc. (x)	5,356	52,864
Pitney Bowes, Inc.	62,379	225,812
Quad/Graphics, Inc. (x)*	8,851	24,340
SP Plus Corp.*	9,148	281,027
Steelcase, Inc., Class A	35,094	376,559
UniFirst Corp.	5,784	995,889
Viad Corp.*	6,959	192,138
VSE Corp.	2,950	110,861

		13,795,562

Construction & Engineering (1.2%)
Ameresco, Inc., Class A*	12,623	575,104
API Group Corp.*	79,445	1,189,292
Arcosa, Inc.	19,116	887,556
Argan, Inc.	5,179	193,280
Comfort Systems USA, Inc.	13,697	1,138,906
Concrete Pumping Holdings, Inc. (x)*	9,180	55,631
Construction Partners, Inc., Class A (x)*	14,598	305,682
Dycom Industries, Inc.*	11,932	1,110,153
EMCOR Group, Inc.	19,991	2,058,273
Fluor Corp.*	55,146	1,342,254
Granite Construction, Inc.	19,406	565,491
Great Lakes Dredge & Dock Corp.*	25,649	336,258
IES Holdings, Inc.*	3,232	97,510
Infrastructure and Energy Alternatives, Inc.*	7,644	61,381
MYR Group, Inc.*	6,902	608,273
Northwest Pipe Co.*	2,698	80,778
NV5 Global, Inc.*	5,291	617,671
Primoris Services Corp.	20,832	453,304
Sterling Infrastructure, Inc.*	11,053	242,282
Tutor Perini Corp.*	11,499	100,961

		12,020,040

Electrical Equipment (1.0%)
Allied Motion Technologies, Inc.	3,526	80,534
Array Technologies, Inc.*	57,159	629,321
Atkore, Inc.*	17,064	1,416,483
AZZ, Inc.	11,189	456,735
Babcock & Wilcox Enterprises, Inc.*	15,469	93,278
Blink Charging Co. (x)*	15,823	261,554
Bloom Energy Corp., Class A*	61,965	1,022,422
Encore Wire Corp.	7,948	825,956
Energy Vault Holdings, Inc. (x)*	6,538	65,511
EnerSys	16,706	984,986
Enovix Corp. (x)*	42,152	375,574
ESS Tech, Inc. (x)*	21,566	60,600
Fluence Energy, Inc. (x)*	9,577	90,790
FTC Solar, Inc. (x)*	11,405	41,286
FuelCell Energy, Inc. (x)*	146,075	547,781
GrafTech International Ltd.	77,754	549,721
Heliogen, Inc. (x)*	9,595	20,245
NuScale Power Corp. (x)*	4,728	47,233
Powell Industries, Inc.	2,538	59,313
Preformed Line Products Co.	822	50,553
Shoals Technologies Group, Inc., Class A*	43,462	716,254
Stem, Inc. (x)*	52,497	375,879
Thermon Group Holdings, Inc.*	9,185	129,049
TPI Composites, Inc. (x)*	14,300	178,750
Vicor Corp.*	8,986	491,804

		9,571,612

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A (x)	6,157	141,673

Machinery (3.4%)
Alamo Group, Inc.	4,071	473,987
Albany International Corp., Class A	12,141	956,589
Altra Industrial Motion Corp.	26,614	938,144
Astec Industries, Inc.	9,273	378,153
Barnes Group, Inc.	18,944	589,916
Berkshire Grey, Inc.*	17,500	25,375
Blue Bird Corp.*	4,967	45,746
Chart Industries, Inc.*	14,277	2,389,684
CIRCOR International, Inc.*	5,132	84,114
Columbus McKinnon Corp.	11,650	330,511
Desktop Metal, Inc., Class A (x)*	71,546	157,401
Douglas Dynamics, Inc.	8,596	247,049
Energy Recovery, Inc.*	19,238	373,602
Enerpac Tool Group Corp.	25,055	476,546
EnPro Industries, Inc.	8,785	719,755
ESCO Technologies, Inc.	11,178	764,240

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Evoqua Water Technologies Corp.*	45,929	$1,493,152
Fathom Digital Manufacturing C (x)*	2,742	10,639
Federal Signal Corp.	24,395	868,462
Franklin Electric Co., Inc.	17,882	1,310,035
Gorman-Rupp Co. (The)	8,566	242,418
Greenbrier Cos., Inc. (The)	13,227	476,040
Helios Technologies, Inc.	13,628	902,855
Hillenbrand, Inc.	28,370	1,162,035
Hillman Solutions Corp.*	51,330	443,491
Hydrofarm Holdings Group, Inc. (x)*	16,165	56,254
Hyliion Holdings Corp. (x)*	32,259	103,874
Hyster-Yale Materials Handling, Inc.	2,784	89,701
Hyzon Motors, Inc. (x)*	23,437	68,905
John Bean Technologies Corp.	12,668	1,398,801
Kadant, Inc.	4,567	832,792
Kennametal, Inc.	33,201	771,259
Lightning eMotors, Inc. (x)*	10,404	28,819
Lindsay Corp.	4,550	604,331
Luxfer Holdings plc	7,277	110,028
Manitowoc Co., Inc. (The)*	9,193	96,802
Markforged Holding Corp.*	28,988	53,628
Meritor, Inc.*	26,930	978,367
Microvast Holdings, Inc. (x)*	45,851	101,789
Miller Industries, Inc.	3,346	75,854
Mueller Industries, Inc.	21,523	1,146,961
Mueller Water Products, Inc., Class A	64,802	760,127
Nikola Corp. (x)*	113,719	541,302
Omega Flex, Inc. (x)	1,165	125,377
Proterra, Inc. (x)*	85,456	396,516
Proto Labs, Inc.*	11,393	545,041
RBC Bearings, Inc.*	10,953	2,025,757
REV Group, Inc.	12,199	132,603
Sarcos Technology and Robotics Corp. (x)*	19,772	52,594
Shyft Group, Inc. (The)	15,088	280,486
SPX Corp.*	17,472	923,220
Standex International Corp.	4,834	409,827
Tennant Co.	7,993	473,585
Terex Corp.	27,172	743,698
Titan International, Inc.*	20,336	307,074
Trinity Industries, Inc.	33,712	816,505
Velo3D, Inc. (x)*	17,111	23,613
Wabash National Corp.	19,426	263,805
Watts Water Technologies, Inc., Class A	11,041	1,356,276
Welbilt, Inc.*	53,242	1,267,692
Xos, Inc. (x)*	13,954	25,675

		33,848,877

Marine (0.3%)
Costamare, Inc.	21,011	254,233
Eagle Bulk Shipping, Inc. (x)	4,853	251,774
Eneti, Inc.	5,731	35,188
Genco Shipping & Trading Ltd.	14,358	277,397
Golden Ocean Group Ltd. (x)	47,316	550,758
Matson, Inc.	15,730	1,146,402
Safe Bulkers, Inc.	17,016	65,001

		2,580,753

Professional Services (1.6%)
Alight, Inc., Class A (x)*	131,364	886,707
ASGN, Inc.*	19,750	1,782,437
Atlas Technical Consultants, Inc.*	3,832	20,156
Barrett Business Services, Inc.	2,084	151,861
CBIZ, Inc.*	19,360	773,626
CRA International, Inc.	2,011	179,622
Exponent, Inc.	20,599	1,884,190
First Advantage Corp.*	21,840	276,713
Forrester Research, Inc.*	3,645	174,377
Franklin Covey Co.*	3,509	162,046
Heidrick & Struggles International, Inc.	7,703	249,269
HireRight Holdings Corp. (x)*	11,150	158,441
Huron Consulting Group, Inc.*	8,797	571,717
ICF International, Inc.	7,635	725,325
Insperity, Inc.	14,402	1,437,752
Kelly Services, Inc., Class A	11,612	230,266
Kforce, Inc.	8,349	512,128
Korn Ferry	21,719	1,260,136
Legalzoom.com, Inc. (x)*	37,996	417,576
ManTech International Corp., Class A	11,420	1,090,039
Planet Labs PBC (x)*	60,090	260,190
Red Violet, Inc. (x)*	2,299	43,773
Resources Connection, Inc.	8,711	177,443
Skillsoft Corp. (x)*	21,242	74,772
Spire Global, Inc. (x)*	31,024	35,988
Sterling Check Corp. (x)*	9,107	148,535
TriNet Group, Inc.*	15,278	1,185,878
TrueBlue, Inc.*	13,844	247,808
Upwork, Inc.*	48,185	996,466
Willdan Group, Inc.*	3,350	92,393

		16,207,630

Road & Rail (0.5%)
ArcBest Corp.	10,470	736,774
Bird Global, Inc., Class A (x)*	57,895	25,242
Covenant Logistics Group, Inc.	3,374	84,654
Daseke, Inc.*	10,454	66,801
Heartland Express, Inc.	15,513	215,786
Marten Transport Ltd.	23,195	390,140
PAM Transportation Services, Inc.*	1,976	54,123
Saia, Inc.*	10,349	1,945,612
TuSimple Holdings, Inc., Class A (x)*	54,440	393,601
Universal Logistics Holdings, Inc.	2,934	80,127
Werner Enterprises, Inc.	24,205	932,861

		4,925,721

Trading Companies & Distributors (1.3%)
Alta Equipment Group, Inc.*	4,701	42,168
Applied Industrial Technologies, Inc.	14,979	1,440,530
Beacon Roofing Supply, Inc.*	21,941	1,126,890
BlueLinx Holdings, Inc.*	3,668	245,059
Boise Cascade Co.	15,578	926,735
Custom Truck One Source, Inc. (x)*	25,825	144,620
Distribution Solutions Group, Inc.*	1,941	99,748
DXP Enterprises, Inc.*	3,768	115,414
GATX Corp.	14,416	1,357,411
Global Industrial Co.	4,949	167,128
GMS, Inc.*	16,915	752,717
H&E Equipment Services, Inc.	13,635	395,006
Herc Holdings, Inc.	10,056	906,548
Hudson Technologies, Inc.*	11,242	84,427
Karat Packaging, Inc.*	1,102	18,800
McGrath RentCorp	10,218	776,568

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
MRC Global, Inc.*	31,937	$318,093
NOW, Inc.*	43,902	429,362
Rush Enterprises, Inc., Class A	17,571	846,922
Rush Enterprises, Inc., Class B	2,052	101,800
Textainer Group Holdings Ltd.	17,848	489,214
Titan Machinery, Inc.*	5,246	117,563
Transcat, Inc.*	2,090	118,733
Triton International Ltd.	25,337	1,333,993
Veritiv Corp.*	5,799	629,481

		12,984,930

Total Industrials		133,312,047

Information Technology (12.3%)
Communications Equipment (0.7%)
ADTRAN, Inc.	19,735	345,955
Aviat Networks, Inc.*	2,333	58,418
Calix, Inc.*	23,679	808,401
Cambium Networks Corp.*	2,726	39,936
Casa Systems, Inc. (x)*	9,821	38,597
Clearfield, Inc.*	4,742	293,767
CommScope Holding Co., Inc.*	79,080	483,970
Comtech Telecommunications Corp.	7,020	63,671
Digi International, Inc.*	13,777	333,679
DZS, Inc.*	5,068	82,456
Extreme Networks, Inc.*	52,759	470,610
Harmonic, Inc.*	35,900	311,253
Infinera Corp.*	73,237	392,550
Inseego Corp. (x)*	25,491	48,178
NETGEAR, Inc.*	10,774	199,534
NetScout Systems, Inc.*	27,890	944,077
Ondas Holdings, Inc. (x)*	8,876	47,842
Plantronics, Inc.*	16,528	655,831
Ribbon Communications, Inc.*	21,498	65,354
Viavi Solutions, Inc.*	87,947	1,163,539

		6,847,618

Electronic Equipment, Instruments & Components (2.0%)
908 Devices, Inc. (x)*	5,833	120,101
Advanced Energy Industries, Inc.	15,224	1,111,048
Aeva Technologies, Inc. (x)*	41,769	130,737
AEye, Inc. (x)*	11,536	22,034
Akoustis Technologies, Inc.*	13,248	49,018
Arlo Technologies, Inc.*	33,534	210,258
Badger Meter, Inc.	11,537	933,228
Belden, Inc.	18,248	972,071
Benchmark Electronics, Inc.	13,794	311,193
Cepton, Inc.*	2,112	3,295
CTS Corp.	13,473	458,756
ePlus, Inc.*	11,817	627,719
Evolv Technologies Holdings, Inc. (x)*	21,955	58,400
Fabrinet*	14,314	1,160,865
FARO Technologies, Inc.*	8,045	248,027
Focus Universal, Inc. (x)*	4,587	52,384
Identiv, Inc. (x)*	6,106	70,707
Insight Enterprises, Inc.*	13,006	1,122,158
Itron, Inc.*	19,208	949,451
Kimball Electronics, Inc.*	6,405	128,740
Knowles Corp.*	36,385	630,552
Lightwave Logic, Inc. (x)*	43,090	281,809
Methode Electronics, Inc.	14,334	530,931
MicroVision, Inc. (x)*	65,566	251,773
Mirion Technologies, Inc. (x)*	52,240	300,902
Napco Security Technologies, Inc. (x)*	9,372	192,969
nLight, Inc.*	16,847	172,176
Novanta, Inc.*	14,434	1,750,411
OSI Systems, Inc.*	6,214	530,924
Ouster, Inc. (x)*	35,552	57,594
PAR Technology Corp. (x)*	9,338	350,082
PC Connection, Inc.	4,390	193,379
Plexus Corp.*	10,836	850,626
Rogers Corp.*	7,288	1,910,112
Sanmina Corp.*	24,131	982,856
ScanSource, Inc.*	9,946	309,718
SmartRent, Inc.*	32,178	145,445
TTM Technologies, Inc.*	42,139	526,738
Velodyne Lidar, Inc. (x)*	51,973	49,645
Vishay Intertechnology, Inc.	54,652	973,899
Vishay Precision Group, Inc.*	4,298	125,201

		19,857,932

IT Services (1.9%)
AvidXchange Holdings, Inc. (x)*	50,787	311,832
BigCommerce Holdings, Inc.*	23,575	381,915
Bread Financial Holdings, Inc.	8,155	302,224
Brightcove, Inc.*	12,056	76,194
Cantaloupe, Inc.*	16,239	90,939
Cass Information Systems, Inc.	4,589	155,108
Cerberus Cyber Sentinel Corp. (x)*	12,401	44,644
Conduent, Inc.*	65,641	283,569
Core Scientific, Inc. (x)*	59,933	89,300
CSG Systems International, Inc.	12,737	760,144
Cyxtera Technologies, Inc. (x)*	16,712	189,514
DigitalOcean Holdings, Inc. (x)*	29,678	1,227,482
Edgio, Inc. (x)*	34,826	80,448
Evertec, Inc.	23,125	852,850
Evo Payments, Inc., Class A*	18,542	436,108
ExlService Holdings, Inc.*	12,734	1,876,100
Fastly, Inc., Class A*	43,573	505,883
Flywire Corp.*	23,070	406,724
Grid Dynamics Holdings, Inc.*	17,966	302,188
Hackett Group, Inc. (The)	7,745	146,923
I3 Verticals, Inc., Class A*	8,027	200,836
IBEX Holdings Ltd.*	1,805	30,450
Information Services Group, Inc. (x)	8,909	60,225
International Money Express, Inc.*	12,614	258,209
Marqeta, Inc., Class A*	168,964	1,370,298
Maximus, Inc.	23,738	1,483,862
MoneyGram International, Inc.*	35,456	354,560
Paya Holdings, Inc.*	31,862	209,333
Payoneer Global, Inc. (x)*	84,655	331,848
Paysafe Ltd. (x)*	132,118	257,630
Perficient, Inc.*	13,257	1,215,534
PFSweb, Inc. (x)*	4,317	50,768
Priority Technology Holdings, Inc. (x)*	2,281	7,527
Rackspace Technology, Inc. (x)*	23,202	166,358
Remitly Global, Inc. (x)*	32,014	245,227
Repay Holdings Corp.*	33,511	430,616
Sabre Corp.*	126,741	738,900
SolarWinds Corp.	18,254	187,104
Squarespace, Inc., Class A (x)*	12,262	256,521
StoneCo Ltd., Class A (x)*	108,043	831,931
TTEC Holdings, Inc.	7,652	519,494
Tucows, Inc., Class A (x)*	2,846	126,676

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Unisys Corp.*	28,740	$345,742
Verra Mobility Corp.*	62,509	982,017

		19,181,755

Semiconductors & Semiconductor Equipment (2.6%)
ACM Research, Inc., Class A*	18,419	309,992
Alpha & Omega Semiconductor Ltd.*	8,506	283,590
Ambarella, Inc.*	14,149	926,194
Amkor Technology, Inc.	41,933	710,764
Atomera, Inc.*	5,316	49,864
Axcelis Technologies, Inc.*	12,511	686,103
AXT, Inc.*	12,358	72,418
CEVA, Inc.*	9,186	308,282
CMC Materials, Inc.	11,075	1,932,477
Cohu, Inc.*	18,133	503,191
Credo Technology Group Holding Ltd. (x)*	13,845	161,710
CyberOptics Corp.*	1,639	57,267
Diodes, Inc.*	17,564	1,134,107
FormFactor, Inc.*	30,036	1,163,294
Ichor Holdings Ltd.*	10,781	280,090
Impinj, Inc.*	8,449	495,703
indie Semiconductor, Inc., Class A (x)*	26,596	151,597
Kulicke & Soffa Industries, Inc. (x)	23,531	1,007,362
MACOM Technology Solutions Holdings, Inc.*	20,563	947,954
MaxLinear, Inc.*	29,272	994,663
NeoPhotonics Corp.*	20,542	323,126
Onto Innovation, Inc.*	19,285	1,344,936
PDF Solutions, Inc.*	11,928	256,571
Photronics, Inc.*	23,687	461,423
Power Integrations, Inc.	22,557	1,692,001
Rambus, Inc.*	43,134	926,950
Rigetti Computing, Inc. (x)*	8,360	30,681
Rockley Photonics Holdings Ltd. (x)*	26,806	58,437
Semtech Corp.*	24,906	1,369,083
Silicon Laboratories, Inc.*	14,529	2,037,256
SiTime Corp.*	6,207	1,011,927
SkyWater Technology, Inc.*	2,329	14,021
SMART Global Holdings, Inc.(x)*	17,798	291,353
SunPower Corp. (x)*	32,500	513,825
Synaptics, Inc.*	15,377	1,815,255
Transphorm, Inc. (x)*	5,398	20,566
Ultra Clean Holdings, Inc.*	19,385	577,091
Veeco Instruments, Inc.*	19,610	380,434

		25,301,558

Software (4.8%)
8x8, Inc.*	49,298	253,885
A10 Networks, Inc.	23,986	344,919
ACI Worldwide, Inc.*	46,924	1,214,862
Agilysys, Inc.*	7,507	354,856
Alarm.com Holdings, Inc.*	19,179	1,186,413
Alkami Technology, Inc. (x)*	14,622	203,100
Altair Engineering, Inc., Class A (x)*	21,214	1,113,735
American Software, Inc., Class A	8,762	141,594
Amplitude, Inc., Class A (x)*	21,672	309,693
Appfolio, Inc., Class A*	7,913	717,234
Appian Corp. (x)*	16,263	770,216
Applied Blockchain, Inc. (x)*	2,190	2,300
Arteris, Inc.*	5,148	35,882
Asana, Inc., Class A (x)*	29,785	523,620
Avaya Holdings Corp.*	34,950	78,288
AvePoint, Inc.*	34,033	147,703
Benefitfocus, Inc. (x)*	7,060	54,927
Blackbaud, Inc.*	18,434	1,070,462
Blackline, Inc.*	22,309	1,485,779
Blend Labs, Inc., Class A (x)*	49,864	117,679
Box, Inc., Class A*	52,514	1,320,202
BTRS Holdings, Inc., Class 1*	40,499	201,685
C3.ai, Inc., Class A (x)*	24,574	448,721
Cerence, Inc.*	15,586	393,235
ChannelAdvisor Corp.*	9,424	137,402
Cipher Mining, Inc. (x)*	18,118	24,822
Cleanspark, Inc. (x)*	11,121	43,594
Clear Secure, Inc., Class A (x)*	24,242	484,840
CommVault Systems, Inc.*	18,339	1,153,523
Consensus Cloud Solutions, Inc.*	6,329	276,451
Couchbase, Inc. (x)*	6,548	107,518
CS Disco, Inc. (x)*	9,508	171,524
Cvent Holding Corp. (x)*	29,890	138,092
Digimarc Corp. (x)*	3,342	47,256
Digital Turbine, Inc.*	37,450	654,252
Domo, Inc., Class B*	10,835	301,213
Duck Creek Technologies, Inc.*	29,951	444,772
E2open Parent Holdings, Inc. (x)*	75,267	585,577
Ebix, Inc.	10,506	177,551
eGain Corp.*	6,456	62,946
Enfusion, Inc., Class A (x)*	12,954	132,260
EngageSmart, Inc.*	12,906	207,529
Envestnet, Inc.*	21,774	1,149,014
Everbridge, Inc.*	15,361	428,418
EverCommerce, Inc. (x)*	13,862	125,313
ForgeRock, Inc., Class A (x)*	7,546	161,635
Greenidge Generation Holdings, Inc.*	2,879	7,313
GTY Technology Holdings, Inc.*	12,463	78,018
Instructure Holdings, Inc. (x)*	6,547	148,617
Intapp, Inc. (x)*	5,156	75,484
InterDigital, Inc.	13,399	814,659
IronNet, Inc.*	17,523	38,726
Kaleyra, Inc.*	13,333	27,199
KnowBe4, Inc., Class A (x)*	28,307	442,155
Latch, Inc. (x)*	22,985	26,203
LivePerson, Inc.*	28,676	405,479
LiveRamp Holdings, Inc.*	26,221	676,764
LiveVox Holdings, Inc. (x)*	6,039	10,025
Marathon Digital Holdings, Inc. (x)*	38,706	206,690
Matterport, Inc. (x)*	85,218	311,898
MeridianLink, Inc. (x)*	10,119	168,987
MicroStrategy, Inc., Class A (x)*	3,621	594,930
Mitek Systems, Inc.*	11,959	110,501
Model N, Inc.*	14,974	383,035
Momentive Global, Inc.*	56,477	496,998
N-able, Inc.*	26,169	235,521
NextNav, Inc. (x)*	13,106	29,751
Olo, Inc., Class A*	34,894	344,404
ON24, Inc. (x)*	11,203	106,317
OneSpan, Inc.*	9,618	114,454
PagerDuty, Inc.*	33,174	822,052
Ping Identity Holding Corp.*	30,174	547,356
Progress Software Corp.	19,020	861,606
PROS Holdings, Inc.*	17,640	462,697
Q2 Holdings, Inc.*	22,439	865,472
Qualys, Inc.*	15,194	1,916,571

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Rapid7, Inc.*	22,280	$1,488,304
Rimini Street, Inc.*	13,186	79,248
Riot Blockchain, Inc. (x)*	40,663	170,378
Sailpoint Technologies Holdings, Inc. (x)*	37,202	2,331,821
Sapiens International Corp. NV	12,215	295,481
SecureWorks Corp., Class A*	5,623	61,066
ShotSpotter, Inc.*	2,532	68,136
Sprout Social, Inc., Class A*	18,205	1,057,164
SPS Commerce, Inc.*	14,385	1,626,224
Sumo Logic, Inc.*	35,221	263,805
Telos Corp.*	20,351	164,436
Tenable Holdings, Inc.*	42,731	1,940,415
Terawulf, Inc. (x)*	5,805	6,966
Upland Software, Inc.*	10,789	156,656
UserTesting, Inc. (x)*	16,362	82,137
Varonis Systems, Inc.*	43,043	1,262,021
Verint Systems, Inc.*	25,529	1,081,153
Veritone, Inc. (x)*	7,365	48,093
Viant Technology, Inc., Class A (x)*	3,262	16,571
Vonage Holdings Corp.*	100,318	1,889,991
Weave Communications, Inc. (x)*	1,627	4,946
WM Technology, Inc.*	19,233	63,277
Workiva, Inc.*	18,344	1,210,521
Xperi Holding Corp.	46,404	669,610
Yext, Inc.*	47,804	228,503
Zeta Global Holdings Corp., Class A (x)*	8,556	38,673
Zuora, Inc., Class A*	48,252	431,855

		47,573,825

Technology Hardware, Storage & Peripherals (0.3%)
3D Systems Corp. (x)*	52,273	507,048
Avid Technology, Inc.*	14,535	377,183
CompoSecure, Inc.*	2,111	10,977
Corsair Gaming, Inc. (x)*	15,747	206,758
Diebold Nixdorf, Inc. (x)*	20,055	45,525
Eastman Kodak Co. (x)*	13,621	63,201
IonQ, Inc. (x)*	48,207	211,147
Super Micro Computer, Inc.*	17,654	712,339
Turtle Beach Corp.*	4,234	51,782
Xerox Holdings Corp.	43,835	650,950

		2,836,910

Total Information Technology		121,599,598

Materials (3.7%)
Chemicals (2.0%)
AdvanSix, Inc.	10,911	364,864
American Vanguard Corp.	10,874	243,034
Amyris, Inc. (x)*	68,903	127,471
Aspen Aerogels, Inc. (x)*	10,754	106,250
Avient Corp.	36,837	1,476,427
Balchem Corp.	13,052	1,693,366
Cabot Corp.	22,226	1,417,797
Chase Corp.	2,399	186,666
Danimer Scientific, Inc. (x)*	32,885	149,956
Diversey Holdings Ltd.*	21,239	140,177
Ecovyst, Inc.	24,759	243,876
FutureFuel Corp.	7,203	52,438
GCP Applied Technologies, Inc.*	20,762	649,435
Hawkins, Inc.	7,635	275,089
HB Fuller Co.	20,372	1,226,598
Ingevity Corp.*	15,223	961,180
Innospec, Inc.	9,737	932,707
Intrepid Potash, Inc.*	3,975	180,028
Koppers Holdings, Inc.	5,787	131,018
Kronos Worldwide, Inc.	9,505	174,892
Livent Corp.*	64,553	1,464,708
LSB Industries, Inc.*	8,489	117,658
Minerals Technologies, Inc.	12,568	770,921
Origin Materials, Inc. (x)*	28,462	145,725
Orion Engineered Carbons SA	24,831	385,625
Perimeter Solutions SA (x)*	46,990	509,372
PureCycle Technologies, Inc. (x)*	38,655	286,820
Quaker Chemical Corp.	5,769	862,581
Rayonier Advanced Materials, Inc.*	17,220	45,116
Schweitzer-Mauduit International, Inc.	12,664	318,120
Sensient Technologies Corp.	16,534	1,331,979
Stepan Co.	8,184	829,448
Tredegar Corp.	7,304	73,040
Trinseo plc	15,372	591,207
Tronox Holdings plc, Class A	47,236	793,565
Valhi, Inc.	1,018	46,156

		19,305,310

Construction Materials (0.1%)
Summit Materials, Inc., Class A*	47,043	1,095,632
United States Lime & Minerals, Inc.	592	62,515

		1,158,147

Containers & Packaging (0.3%)
Cryptyde, Inc.*	4,952	10,053
Greif, Inc., Class A	10,389	648,066
Greif, Inc., Class B	2,354	146,630
Myers Industries, Inc.	14,054	319,447
O-I Glass, Inc.*	61,898	866,572
Pactiv Evergreen, Inc.	17,930	178,583
Ranpak Holdings Corp.*	15,241	106,687
TriMas Corp.	19,478	539,346

		2,815,384

Metals & Mining (1.2%)
5E Advanced Materials, Inc.*	8,507	103,615
Allegheny Technologies, Inc.*	48,471	1,100,776
Alpha Metallurgical Resources, Inc.	6,953	897,841
Arconic Corp.*	40,943	1,148,451
Carpenter Technology Corp.	19,879	554,823
Century Aluminum Co.*	20,628	152,028
Coeur Mining, Inc.*	109,821	333,856
Commercial Metals Co.	48,078	1,591,382
Compass Minerals International, Inc.	14,630	517,756
Constellium SE*	50,234	663,591
Dakota Gold Corp. (x)*	12,585	42,160
Haynes International, Inc.	3,419	112,041
Hecla Mining Co.	215,617	845,219
Hycroft Mining Holding Corp. (x)*	39,761	44,135
Kaiser Aluminum Corp.	6,834	540,501
Materion Corp.	7,664	565,067
Novagold Resources, Inc.*	102,410	492,592
Olympic Steel, Inc.	2,612	67,259
Piedmont Lithium, Inc. (x)*	6,697	243,838
PolyMet Mining Corp. (x)*	7,814	21,488
Ramaco Resources, Inc. (x)	6,001	78,913

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Ryerson Holding Corp.	7,979	$169,873
Schnitzer Steel Industries, Inc., Class A	11,068	363,473
SunCoke Energy, Inc.	23,171	157,794
TimkenSteel Corp.*	18,200	340,522
Warrior Met Coal, Inc.	20,493	627,291
Worthington Industries, Inc.	12,193	537,711

		12,313,996

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	4,435	149,149
Glatfelter Corp.	13,469	92,666
Neenah, Inc.	4,699	160,424
Resolute Forest Products, Inc. (x)*	12,158	155,136
Sylvamo Corp.	13,638	445,690

		1,003,065

Total Materials		36,595,902

Real Estate (6.6%)
Equity Real Estate Investment Trusts (REITs) (5.9%)
Acadia Realty Trust (REIT)	35,541	555,150
Agree Realty Corp. (REIT)	28,852	2,081,095
Alexander & Baldwin, Inc. (REIT)	29,799	534,892
Alexander’s, Inc. (REIT)	789	175,284
American Assets Trust, Inc. (REIT)	19,714	585,506
Apartment Investment and Management Co. (REIT), Class A*	60,186	385,190
Apple Hospitality REIT, Inc. (REIT)	86,357	1,266,857
Armada Hoffler Properties, Inc. (REIT)	25,679	329,718
Ashford Hospitality Trust, Inc. (REIT)*	10,114	60,482
Bluerock Residential Growth REIT, Inc. (REIT)	10,985	288,796
Braemar Hotels & Resorts, Inc. (REIT)(x)	15,923	68,310
Brandywine Realty Trust (REIT)	68,801	663,242
Broadstone Net Lease, Inc. (REIT)	63,194	1,296,109
BRT Apartments Corp. (REIT)	3,506	75,344
CareTrust REIT, Inc. (REIT)	38,200	704,408
CatchMark Timber Trust, Inc. (REIT), Class A	13,632	137,138
CBL & Associates Properties, Inc. (REIT) (x)*	9,912	232,833
Cedar Realty Trust, Inc. (REIT)	2,661	76,610
Centerspace (REIT)	5,683	463,449
Chatham Lodging Trust (REIT)*	16,725	174,776
City Office REIT, Inc. (REIT)	15,102	195,571
Clipper Realty, Inc. (REIT)	3,500	27,020
Community Healthcare Trust, Inc. (REIT)	10,457	378,648
Corporate Office Properties Trust (REIT)	44,447	1,164,067
CTO Realty Growth, Inc. (REIT)	1,627	99,442
DiamondRock Hospitality Co. (REIT)*	82,857	680,256
Diversified Healthcare Trust (REIT)	83,448	151,875
Easterly Government Properties, Inc. (REIT)	36,237	689,952
Empire State Realty Trust, Inc. (REIT), Class A	57,959	407,452
Equity Commonwealth (REIT)*	43,972	1,210,549
Essential Properties Realty Trust, Inc. (REIT)	50,488	1,084,987
Farmland Partners, Inc. (REIT)	17,398	240,092
Four Corners Property Trust, Inc. (REIT)	33,504	890,871
Franklin Street Properties Corp. (REIT)	28,012	116,810
Getty Realty Corp. (REIT)	16,252	430,678
Gladstone Commercial Corp. (REIT)	14,599	275,045
Gladstone Land Corp. (REIT)	12,382	274,385
Global Medical REIT, Inc. (REIT)	23,687	266,005
Global Net Lease, Inc. (REIT)	42,169	597,113
Healthcare Realty Trust, Inc. (REIT) (x)	59,076	1,606,867
Hersha Hospitality Trust (REIT)*	9,563	93,813
Independence Realty Trust, Inc. (REIT)	85,904	1,780,790
Indus Realty Trust, Inc. (REIT)(x)	2,006	119,076
Industrial Logistics Properties Trust (REIT)	29,032	408,771
Innovative Industrial Properties, Inc. (REIT)	10,419	1,144,735
InvenTrust Properties Corp. (REIT)(x)	26,200	675,698
iStar, Inc. (REIT)	27,576	378,067
Kite Realty Group Trust (REIT)	86,560	1,496,622
LTC Properties, Inc. (REIT)	16,688	640,652
LXP Industrial Trust (REIT)	111,054	1,192,720
Macerich Co. (The) (REIT)	83,010	723,017
National Health Investors, Inc. (REIT)	17,320	1,049,765
Necessity Retail REIT, Inc. (The) (REIT)	48,932	356,225
NETSTREIT Corp. (REIT)	15,761	297,410
NexPoint Residential Trust, Inc. (REIT)	9,103	569,029
Office Properties Income Trust (REIT)	20,928	417,514
One Liberty Properties, Inc. (REIT)(x)	5,190	134,836
Orion Office REIT, Inc. (REIT)(x)	14,969	164,060
Outfront Media, Inc. (REIT)	59,064	1,001,135
Paramount Group, Inc. (REIT)	75,735	547,564
Pebblebrook Hotel Trust (REIT)	51,477	852,974
Phillips Edison & Co., Inc. (REIT)(x)	44,236	1,477,925
Physicians Realty Trust (REIT)	87,953	1,534,780
Piedmont Office Realty Trust, Inc. (REIT), Class A	54,167	710,671
Plymouth Industrial REIT, Inc. (REIT)	13,971	245,051
Postal Realty Trust, Inc. (REIT), Class A(x)	4,674	69,643
PotlatchDeltic Corp. (REIT)	26,062	1,151,680
PS Business Parks, Inc. (REIT)	7,871	1,473,058
Retail Opportunity Investments Corp. (REIT)	48,334	762,710
RLJ Lodging Trust (REIT)	65,756	725,289
RPT Realty (REIT)	33,138	325,747
Ryman Hospitality Properties, Inc. (REIT)*	20,996	1,596,326
Sabra Health Care REIT, Inc. (REIT)	90,073	1,258,320
Safehold, Inc. (REIT)(x)	8,469	299,548
Saul Centers, Inc. (REIT)	4,397	207,143
Service Properties Trust (REIT)	73,860	386,288
SITE Centers Corp. (REIT)	76,546	1,031,075
STAG Industrial, Inc. (REIT)	69,297	2,139,891
Summit Hotel Properties, Inc. (REIT)*	40,871	297,132
Sunstone Hotel Investors, Inc. (REIT)*	83,896	832,248
Tanger Factory Outlet Centers, Inc. (REIT)	42,514	604,549
Terreno Realty Corp. (REIT)	28,805	1,605,303
UMH Properties, Inc. (REIT)	17,227	304,229
Uniti Group, Inc. (REIT)	91,464	861,591
Universal Health Realty Income Trust (REIT)	4,376	232,847

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Urban Edge Properties (REIT)	49,074	$746,416
Urstadt Biddle Properties, Inc. (REIT), Class A	8,297	134,411
Veris Residential, Inc. (REIT)*	37,182	492,290
Washington REIT (REIT)	36,526	778,369
Whitestone REIT (REIT)	17,412	187,179
Xenia Hotels & Resorts, Inc. (REIT)*	48,560	705,577

		58,164,633

Real Estate Management & Development (0.7%)
American Realty Investors, Inc. (x)*	406	5,761
Anywhere Real Estate, Inc.*	47,905	470,906
Compass, Inc., Class A (x)*	101,878	367,780
Cushman & Wakefield plc*	59,433	905,759
DigitalBridge Group, Inc.*	229,599	1,120,443
Doma Holdings, Inc. (x)*	36,387	37,479
Douglas Elliman, Inc.	20,632	98,827
eXp World Holdings, Inc. (x)	25,430	299,311
Forestar Group, Inc.*	7,074	96,843
FRP Holdings, Inc.*	2,062	124,442
Kennedy-Wilson Holdings, Inc.	47,020	890,559
Marcus & Millichap, Inc.	9,412	348,150
Newmark Group, Inc., Class A	62,822	607,489
Offerpad Solutions, Inc. (x)*	17,909	39,042
RE/MAX Holdings, Inc., Class A	4,976	122,011
Redfin Corp. (x)*	40,871	336,777
RMR Group, Inc. (The), Class A	6,159	174,608
Seritage Growth Properties (REIT), Class A (x)*	9,736	50,725
St Joe Co. (The)	14,754	583,668
Stratus Properties, Inc.*	1,326	42,730
Tejon Ranch Co.*	5,808	90,140
Transcontinental Realty Investors, Inc.*	341	13,568

		6,827,018

Total Real Estate		64,991,651

Utilities (3.2%)
Electric Utilities (0.7%)
ALLETE, Inc.	21,867	1,285,342
MGE Energy, Inc.	14,214	1,106,276
Otter Tail Corp.	15,843	1,063,541
PNM Resources, Inc.	34,575	1,651,993
Portland General Electric Co.	36,049	1,742,248
Via Renewables, Inc. (x)	4,291	32,869

		6,882,269

Gas Utilities (1.2%)
Brookfield Infrastructure Corp., Class A (x)	37,777	1,605,522
Chesapeake Utilities Corp.	6,903	894,284
New Jersey Resources Corp.	37,248	1,658,653
Northwest Natural Holding Co.	13,284	705,380
ONE Gas, Inc.	20,900	1,696,871
South Jersey Industries, Inc.	47,712	1,628,888
Southwest Gas Holdings, Inc.	25,625	2,231,425
Spire, Inc.	19,718	1,466,428

		11,887,451

Independent Power and Renewable Electricity Producers (0.4%)
Altus Power, Inc. (x)*	11,149	70,350
Clearway Energy, Inc., Class A	14,129	451,704
Clearway Energy, Inc., Class C	31,201	1,087,043
Montauk Renewables, Inc.*	24,785	249,089
Ormat Technologies, Inc. (x)	17,421	1,364,935
Sunnova Energy International, Inc. (x)*	37,885	698,221

		3,921,342

Multi-Utilities (0.5%)
Avista Corp.	28,088	1,222,109
Black Hills Corp.	25,456	1,852,433
NorthWestern Corp.	20,997	1,237,353
Unitil Corp.	6,149	361,070

		4,672,965

Water Utilities (0.4%)
American States Water Co.	14,475	1,179,857
Artesian Resources Corp., Class A	2,269	111,567
California Water Service Group	20,976	1,165,217
Global Water Resources, Inc.	3,525	46,565
Middlesex Water Co.	7,046	617,793
Pure Cycle Corp. (x)*	5,464	57,591
SJW Group	11,319	706,419
York Water Co. (The)	3,730	150,804

		4,035,813

Total Utilities		31,399,840

Total Common Stocks (89.8%) (Cost $751,159,415)		885,060,020

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Achillion Pharmaceuticals, Inc., CVR (r)*	19,200	6,624
Aduro Biotech, Inc., CVR (r)*	10,401	—
Oncternal Therapeutics, Inc., CVR (r)(x)*	369	—

		6,624

Pharmaceuticals (0.0%)†
Dova Pharmaceuticals, Inc., CVR (r)*	9,200	3,726
Zogenix, Inc., CVR (r)*	21,467	10,948

		14,674

Total Rights (0.0%)† (Cost $33,032)		21,298

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (6.0%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	10,000,000	10,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
JPMorgan Prime Money Market Fund, IM Shares	49,050,042	$49,059,852

Total Investment Companies		59,059,852

	Principal Amount	Value (Note 1)
Repurchase Agreements (5.7%)
CF Secured LLC, 1.48%, dated 6/30/22, due 7/1/22, repurchase price $10,000,411, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.250%, maturing 9/30/23-11/15/40; total market value $10,200,420. (xx)	$10,000,000	10,000,000
Deutsche Bank Securities, Inc., 1.45%, dated 6/30/22, due 7/1/22, repurchase price $18,517,880, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $18,887,476. (xx)	18,517,134	18,517,134
MetLife, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $2,000,083, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-11/15/47; total market value $2,040,901. (xx)	2,000,000	2,000,000
National Bank of Canada, 1.70%, dated 6/30/22, due 7/7/22, repurchase price $11,003,636, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 11/3/22-2/15/51; total market value $12,130,876. (xx)	11,000,000	11,000,000
Societe Generale SA, 1.62%, dated 6/30/22, due 7/1/22, repurchase price $10,000,450, collateralized by various Common Stocks; total market value $11,113,722. (xx)	10,000,000	10,000,000
TD Prime Services LLC, 1.65%, dated 6/30/22, due 7/1/22, repurchase price $5,000,229, collateralized by various Common Stocks; total market value $5,538,860. (xx)	5,000,000	5,000,000

Total Repurchase Agreements		56,517,134

Total Short-Term Investments (11.7%) (Cost $115,571,165)		115,576,986

Total Investments in Securities (101.5%) (Cost $866,763,612)		1,000,658,304
Other Assets Less Liabilities (-1.5%)		(15,248,288)

Net Assets (100%)		$985,410,016

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2022, the market value of these securities amounted to $366,659 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $69,767,807. This was collateralized by $6,674,236 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 7/14/22 – 5/15/52 and by cash of $66,517,134 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2022, were as follows:

Security Description	Shares at June 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)	27,314	486,280	—	(12,370)	416	(96,573)	377,753	12,838	—
Thrifts & Mortgage Finance
PennyMac Financial Services, Inc.	8,389	614,204	—	(22,860)	5,409	(230,070)	366,683	3,438	—

Total		1,100,484	—	(35,230)	5,825	(326,643)	744,436	16,276	—

Futures contracts outstanding as of June 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	40	9/2022	USD	3,416,000	(235,180)

					(235,180)

Short Contracts
Russell 2000 E-Mini Index	(342)	9/2022	USD	(29,206,800)	(664,316)

					(664,316)

					(899,496)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$25,060,191	$—	$—	$25,060,191
Consumer Discretionary	88,863,173	—	—	88,863,173
Consumer Staples	33,357,837	—	—	33,357,837
Energy	49,199,394	—	—	49,199,394
Financials	151,062,425	—	—	151,062,425
Health Care	149,604,443	—	13,519	149,617,962
Industrials	133,312,047	—	—	133,312,047
Information Technology	121,599,598	—	—	121,599,598
Materials	36,595,902	—	—	36,595,902
Real Estate	64,991,651	—	—	64,991,651
Utilities	31,399,840	—	—	31,399,840
Rights
Health Care	—	—	21,298	21,298
Short-Term Investments
Investment Companies	59,059,852	—	—	59,059,852
Repurchase Agreements	—	56,517,134	—	56,517,134

Total Assets	$944,106,353	$56,517,134	$34,817	$1,000,658,304

Liabilities:
Futures	$(899,496)	$—	$—	$(899,496)

Total Liabilities	$(899,496)	$—	$—	$(899,496)

Total	$943,206,857	$56,517,134	$34,817	$999,758,808

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(899,496	)*

Total		$(899,496)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(40,177,961)	$(40,177,961)

Total	$(40,177,961)	$(40,177,961)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(2,608,688)	$(2,608,688)

Total	$(2,608,688)	$(2,608,688)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $80,179,000 during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 8%)*	$111,941,877
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 16%)*	$133,930,388

*	During the six months ended June 30, 2022, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total purchases and/or Sales).

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$292,410,168
Aggregate gross unrealized depreciation	(162,130,118)

Net unrealized appreciation	$130,280,050

Federal income tax cost of investments in securities and derivative instruments, if applicable	$869,478,758

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $797,985)	$744,436
Unaffiliated Issuers (Cost $809,448,493)	943,396,734
Repurchase Agreements (Cost $56,517,134)	56,517,134
Cash	47,905,636
Cash held as collateral at broker for futures	2,960,400
Dividends, interest and other receivables	965,336
Receivable for securities sold	793,131
Due from broker for futures variation margin	202,354
Securities lending income receivable	94,906
Other assets	11,143

Total assets	1,053,591,210

LIABILITIES
Payable for return of collateral on securities loaned	66,517,134
Due to Custodian	789,777
Investment management fees payable	380,979
Payable for Portfolio shares redeemed	331,215
Administrative fees payable	103,870
Payable for securities purchased	609
Accrued expenses	57,610

Total liabilities	68,181,194

NET ASSETS	$985,410,016

Net assets were comprised of:
Paid in capital	$920,131,677
Total distributable earnings (loss)	65,278,339

Net assets	$985,410,016

Class K
Net asset value, offering and redemption price per share, $985,410,016 / 103,449,004 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.53

(x)	Includes value of securities on loan of $69,767,807.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends ($16,276 of dividend income received from affiliates) (net of $9,468 foreign withholding tax)	$6,874,297
Interest	44,636
Securities lending (net)	405,749

Total income	7,324,682

EXPENSES
Investment management fees	2,529,931
Administrative fees	673,532
Custodian fees	49,335
Professional fees	41,914
Printing and mailing expenses	25,431
Trustees’ fees	17,609
Miscellaneous	18,042

Total expenses	3,355,794

NET INVESTMENT INCOME (LOSS)	3,968,888

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($5,825 realized gain (loss) from affiliates)	17,274,714
Futures contracts	(40,177,961)

Net realized gain (loss)	(22,903,247)

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(326,643) of change in unrealized appreciation (depreciation) from affiliates)	(296,013,202)
Futures contracts	(2,608,688)

Net change in unrealized appreciation (depreciation)	(298,621,890)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(321,525,137)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(317,556,249)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,968,888	$6,592,163
Net realized gain (loss)	(22,903,247)	194,389,277
Net change in unrealized appreciation (depreciation)	(298,621,890)	(5,405,126)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(317,556,249)	195,576,314

Distributions to shareholders:
Class K	—	(219,766,545)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 4,777,180 and 121,692 shares, respectively ]	49,336,597	1,783,127
Capital shares issued in reinvestment of dividends and distributions [ 0 and 17,348,170 shares, respectively ]	—	219,766,545
Capital shares repurchased [ (5,269,094) and (19,507,890) shares, respectively ]	(57,828,095)	(287,613,143)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(8,491,498)	(66,063,471)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(326,047,747)	(90,253,702)
NET ASSETS:
Beginning of period	1,311,457,763	1,401,711,465

End of period	$985,410,016	$1,311,457,763

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021		2020	2019	2018	2017
Net asset value, beginning of period	$12.62		$13.23		$12.07	$10.21	$12.86	$12.22

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.07	(aa)	0.08	0.12	0.13	0.10
Net realized and unrealized gain (loss)	(3.13)		1.77		2.14	2.41	(1.57)	1.59

Total from investment operations	(3.09)		1.84		2.22	2.53	(1.44)	1.69

Less distributions:
Dividends from net investment income	—		(0.09)		(0.12)	(0.13)	(0.13)	(0.12)
Distributions from net realized gains	—		(2.36)		(0.94)	(0.54)	(1.07)	(0.93)
Return of capital	—		—		—	—	(0.01)	—

Total dividends and distributions	—		(2.45)		(1.06)	(0.67)	(1.21)	(1.05)

Net asset value, end of period	$9.53		$12.62		$13.23	$12.07	$10.21	$12.86

Total return (b)	(24.48)%		14.23%		18.76%	24.87%	(11.83)%	14.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$985,410		$1,311,458		$1,401,711	$1,211,498	$860,280	$1,001,317
Ratio of expenses to average net assets:
After waivers (a)(f)	0.60%		0.60	%(g)	0.60%	0.60%	0.60%	0.60%
Before waivers (a)(f)	0.60%		0.60	%(g)	0.61%	0.61%	0.60%	0.61%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.71%		0.46	%(bb)	0.74%	1.00%	0.95%	0.77%
Before waivers (a)(f)	0.71%		0.46	%(bb)	0.73%	0.99%	0.95%	0.76%
Portfolio turnover rate^	11	%(z)	19%		28%	19%	21%	13%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amount would be $0.06.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for class K would have been 0.07% lower.

See Notes to Financial Statements.

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	Market Value	% of Net Assets
Financials	$200,271,949	15.8%
Industrials	168,527,980	13.3
Health Care	156,671,533	12.4
Consumer Discretionary	128,029,341	10.1
Consumer Staples	122,915,267	9.7
Information Technology	88,313,882	7.0
Materials	84,947,024	6.7
Communication Services	56,956,358	4.5
Energy	53,728,985	4.2
Utilities	39,774,852	3.1
Real Estate	32,445,999	2.6
Repurchase Agreements	19,272,752	1.5
Cash and Other	114,873,742	9.1

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class K
Actual	$1,000.00	$799.60	$3.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.35	3.48

* Expenses are equal to the Portfolio’s Class K shares annualized expense ratio of 0.69%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (7.7%)
Ampol Ltd.	19,111	$449,122
APA Group	99,349	772,349
Aristocrat Leisure Ltd.	50,484	1,198,970
ASX Ltd.	16,383	924,615
Aurizon Holdings Ltd.	155,717	409,210
Australia & New Zealand Banking Group Ltd.	232,902	3,543,596
BHP Group Ltd. (ASE Stock Exchange)	244,854	7,052,442
BHP Group Ltd. (London Stock Exchange)	174,074	4,867,768
BlueScope Steel Ltd.	41,775	458,309
Brambles Ltd.	116,825	862,969
Cochlear Ltd.	5,330	731,514
Coles Group Ltd.	110,726	1,361,780
Commonwealth Bank of Australia	141,212	8,814,723
Computershare Ltd.	44,989	765,739
CSL Ltd.	39,922	7,417,842
Dexus (REIT)	85,497	523,487
Domino’s Pizza Enterprises Ltd.	4,613	216,342
Endeavour Group Ltd.	111,037	580,396
Evolution Mining Ltd.	159,416	256,400
Fortescue Metals Group Ltd.	139,775	1,719,302
Glencore plc*	819,943	4,443,163
Goodman Group (REIT)	139,164	1,711,945
GPT Group (The) (REIT)	158,645	461,589
IDP Education Ltd.(x)	17,470	286,798
Insurance Australia Group Ltd.	198,786	598,526
Lendlease Corp. Ltd.	53,827	338,674
Lottery Corp. Ltd. (The)*	182,157	568,317
Macquarie Group Ltd.	30,205	3,432,905
Medibank Pvt Ltd.	223,988	502,716
Mineral Resources Ltd.	14,038	474,980
Mirvac Group (REIT)	328,267	447,085
National Australia Bank Ltd.	269,833	5,103,091
Newcrest Mining Ltd.	73,482	1,044,914
Northern Star Resources Ltd.	90,685	418,200
Orica Ltd.	34,180	371,370
Origin Energy Ltd.	142,663	568,232
Qantas Airways Ltd.*	76,314	235,670
QBE Insurance Group Ltd.	123,818	1,038,987
Ramsay Health Care Ltd.	15,136	765,476
REA Group Ltd.	4,181	322,316
Reece Ltd.	21,015	200,082
Rio Tinto Ltd.	30,775	2,204,634
Rio Tinto plc	92,956	5,558,309
Santos Ltd.	266,154	1,356,838
Scentre Group (REIT)	433,126	773,453
SEEK Ltd.	27,726	402,338
Sonic Healthcare Ltd.	38,082	868,168
South32 Ltd.	389,825	1,076,114
Stockland (REIT)	200,382	499,459
Suncorp Group Ltd.	106,577	808,135
Telstra Corp. Ltd.	340,216	903,686
Transurban Group	254,057	2,523,004
Treasury Wine Estates Ltd.	57,378	449,228
Vicinity Centres (REIT)	326,482	413,809
Washington H Soul Pattinson & Co. Ltd.	18,289	297,324
Wesfarmers Ltd.	93,905	2,718,016
Westpac Banking Corp.	290,159	3,907,679
WiseTech Global Ltd.	12,126	314,528
Woodside Energy Group Ltd. (ASE Stock Exchange)	124,507	2,726,576
Woodside Energy Group Ltd. (London Stock Exchange)	31,455	666,257
Woolworths Group Ltd.	100,296	2,463,814

		97,193,280

Austria (0.2%)
Erste Group Bank AG	28,963	735,701
Mondi plc	40,731	722,543
OMV AG	12,097	568,099
Verbund AG	5,519	540,299
voestalpine AG	9,646	205,266

		2,771,908

Belgium (0.8%)
Ageas SA/NV	13,858	610,123
Anheuser-Busch InBev SA/NV	71,878	3,877,281
D’ieteren Group	2,095	306,924
Elia Group SA/NV	2,842	403,150
Groupe Bruxelles Lambert SA (Swiss Stock exchange)	2,626	218,178
Groupe Bruxelles Lambert SA (Turquoise Stock Exchange)	5,843	488,130
KBC Group NV	20,912	1,174,717
Proximus SADP	12,540	184,883
Sofina SA	1,272	260,167
Solvay SA	6,261	507,951
UCB SA	10,680	904,549
Umicore SA	17,328	605,699
Warehouses De Pauw CVA (REIT)	12,306	387,199

		9,928,951

Brazil (0.1%)
Yara International ASA	13,467	565,160

Chile (0.0%)†
Antofagasta plc	32,172	452,389

China (0.7%)
BOC Hong Kong Holdings Ltd.	307,926	1,218,760
Budweiser Brewing Co. APAC Ltd. (m)	143,625	430,781
Chow Tai Fook Jewellery Group Ltd.*	172,964	325,439
ESR Group Ltd. (m)*	163,560	442,655
Futu Holdings Ltd. (ADR) (x)*	4,582	239,226
Prosus NV*	68,742	4,543,043
SITC International Holdings Co. Ltd.	115,281	326,644
Wilmar International Ltd.	162,632	473,199
Xinyi Glass Holdings Ltd.	150,465	362,161

		8,361,908

Denmark (2.5%)
AP Moller - Maersk A/S, Class A	266	616,765
AP Moller - Maersk A/S, Class B	443	1,040,479
Carlsberg A/S, Class B	8,287	1,057,096
Chr Hansen Holding A/S	8,750	638,376
Coloplast A/S, Class B	9,967	1,138,387
Danske Bank A/S	55,647	788,686
Demant A/S*	8,846	332,058
DSV A/S	15,919	2,228,956

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Genmab A/S*	5,446	$1,766,526
GN Store Nord A/S	10,158	358,331
Novo Nordisk A/S, Class B	139,353	15,466,980
Novozymes A/S, Class B	16,961	1,021,348
Orsted A/S (m)	15,660	1,637,494
Pandora A/S	8,072	510,099
ROCKWOOL A/S, Class B	799	180,642
Tryg A/S	29,217	656,467
Vestas Wind Systems A/S	83,571	1,770,998

		31,209,688

Finland (1.1%)
Elisa OYJ	11,943	671,310
Fortum OYJ	36,897	554,338
Kesko OYJ, Class B	21,851	515,835
Kone OYJ, Class B	28,223	1,349,539
Neste OYJ	35,141	1,557,072
Nokia OYJ	446,678	2,080,707
Nordea Bank Abp (Aquis Stock Exchange)	4,742	41,776
Nordea Bank Abp (Turquoise Stock Exchange)	269,030	2,369,260
Orion OYJ, Class B	9,332	416,824
Sampo OYJ, Class A	41,276	1,797,462
Stora Enso OYJ, Class R	46,994	737,860
UPM-Kymmene OYJ	43,712	1,337,100
Wartsila OYJ Abp	36,489	284,454

		13,713,537

France (9.3%)
Accor SA*	13,970	383,670
Adevinta ASA*	27,258	198,409
Aeroports de Paris*	2,485	316,585
Air Liquide SA	43,175	5,835,613
Airbus SE	48,790	4,790,583
Alstom SA (x)	26,710	611,402
Amundi SA (m)	4,934	273,126
Arkema SA	4,979	448,719
AXA SA	160,868	3,655,699
BioMerieux	3,288	321,155
BNP Paribas SA	92,735	4,415,386
Bollore SE	73,147	341,245
Bouygues SA	19,190	593,473
Bureau Veritas SA	24,530	628,926
Capgemini SE	13,576	2,347,685
Carrefour SA	50,670	899,039
Cie de Saint-Gobain	41,706	1,811,644
Cie Generale des Etablissements Michelin SCA	55,676	1,530,932
Covivio (REIT)	4,070	227,988
Credit Agricole SA	102,086	935,157
Danone SA	54,100	3,040,359
Dassault Aviation SA	2,145	334,854
Dassault Systemes SE	55,127	2,042,637
Edenred	20,941	992,300
Eiffage SA	6,951	631,254
Electricite de France SA	46,947	384,266
Engie SA	150,756	1,749,737
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	5,326	798,850
EssilorLuxottica SA (Turquoise Stock Exchange)	18,465	2,792,978
Eurazeo SE	3,435	214,602
Gecina SA (REIT)	3,802	357,667
Getlink SE	36,191	640,977
Hermes International	2,624	2,964,409
Ipsen SA	3,077	290,488
Kering SA	6,203	3,222,822
Klepierre SA (REIT)*	17,366	334,449
La Francaise des Jeux SAEM (m)	7,788	271,316
Legrand SA	22,134	1,647,311
L’Oreal SA	19,968	6,899,094
LVMH Moet Hennessy Louis Vuitton SE	22,974	14,178,018
Orange SA	165,097	1,941,513
Pernod Ricard SA	17,347	3,213,284
Publicis Groupe SA*	19,045	940,225
Remy Cointreau SA	2,001	352,389
Renault SA*	15,504	392,373
Safran SA	28,311	2,832,156
Sanofi	94,106	9,516,533
Sartorius Stedim Biotech	2,322	735,138
SEB SA	2,130	205,501
Societe Generale SA	66,799	1,465,002
Sodexo SA	7,405	525,451
Teleperformance	4,876	1,500,008
Thales SA	8,664	1,062,781
TotalEnergies SE	205,525	10,833,629
Ubisoft Entertainment SA*	7,973	352,180
Unibail-Rodamco-Westfield (REIT) (x)*	9,861	503,256
Valeo	17,807	348,534
Veolia Environnement SA*	54,642	1,351,838
Vinci SA	44,443	3,992,780
Vivendi SE	59,631	608,568
Wendel SE	2,272	192,045
Worldline SA (m)*	19,475	720,436

		117,940,444

Germany (6.8%)
adidas AG	14,333	2,534,952
Allianz SE (Registered)	33,802	6,452,601
Aroundtown SA (x)	85,535	271,973
BASF SE	76,015	3,307,878
Bayer AG (Registered)	81,300	4,830,318
Bayerische Motoren Werke AG	27,451	2,113,373
Bayerische Motoren Werke AG (Preference) (q)	4,988	353,365
Bechtle AG	6,778	277,138
Beiersdorf AG	8,490	867,249
Brenntag SE	12,982	844,924
Carl Zeiss Meditec AG	3,363	401,594
Commerzbank AG*	83,400	584,344
Continental AG	9,068	631,921
Covestro AG (m)	15,601	539,192
Daimler Truck Holding AG*	37,448	977,351
Deutsche Bank AG (Registered)	170,653	1,486,990
Deutsche Boerse AG	15,742	2,632,918
Deutsche Lufthansa AG (Registered) (x)*	48,557	283,203
Deutsche Post AG (Registered)	82,072	3,074,856
Deutsche Telekom AG (Registered)	268,223	5,325,476
E.ON SE	185,312	1,554,762
Evonik Industries AG	17,845	380,999

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Fresenius Medical Care AG & Co. KGaA	17,057	$851,897
Fresenius SE & Co. KGaA	34,736	1,052,509
GEA Group AG	12,575	433,345
Hannover Rueck SE	4,997	724,933
HeidelbergCement AG	12,429	597,065
HelloFresh SE*	13,824	447,329
Henkel AG & Co. KGaA	8,392	513,576
Henkel AG & Co. KGaA (Preference) (q)	14,979	922,705
Infineon Technologies AG	108,153	2,616,789
KION Group AG	6,012	249,344
Knorr-Bremse AG	6,039	344,541
LEG Immobilien SE	6,001	497,499
Mercedes-Benz Group AG	66,498	3,848,231
Merck KGaA	10,695	1,805,090
MTU Aero Engines AG	4,532	824,971
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	11,607	2,727,631
Nemetschek SE	4,801	290,597
Porsche Automobil Holding SE (Preference) (q)	12,947	856,416
Puma SE	8,433	555,376
Rational AG	423	245,953
Rheinmetall AG	3,627	837,534
RWE AG	53,137	1,958,418
SAP SE	86,414	7,872,546
Sartorius AG (Preference) (q)	2,092	730,749
Scout24 SE (m)	6,858	352,353
Siemens AG (Registered)	63,307	6,443,236
Siemens Energy AG	34,491	505,821
Siemens Healthineers AG (m)	23,145	1,176,540
Symrise AG	10,821	1,177,645
Telefonica Deutschland Holding AG	79,803	229,202
Uniper SE	7,948	117,942
United Internet AG (Registered)	8,577	244,755
Volkswagen AG	2,646	482,218
Volkswagen AG (Preference) (q)	15,359	2,050,964
Vonovia SE	57,994	1,787,224
Zalando SE (m)*	4,216	110,277
Zalando SE (Bulgaria Stock Exchange) (m)*	13,921	364,101

		86,574,699

Hong Kong (2.7%)
AIA Group Ltd.	1,001,005	10,995,190
CK Asset Holdings Ltd.	165,528	1,172,485
CK Infrastructure Holdings Ltd.	52,033	319,684
CLP Holdings Ltd.	134,682	1,118,112
Hang Lung Properties Ltd.	178,100	338,033
Hang Seng Bank Ltd.	62,873	1,110,872
Henderson Land Development Co. Ltd.	115,882	436,173
HK Electric Investments & HK Electric Investments Ltd. (m)	212,785	195,272
HKT Trust & HKT Ltd.	317,413	426,517
Hong Kong & China Gas Co. Ltd.	927,974	999,714
Hong Kong Exchanges & Clearing Ltd.	99,758	4,979,735
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	85,847	423,226
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	13,430	67,533
Jardine Matheson Holdings Ltd. (London Stock Exchange)	17,042	894,705
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	911	47,948
Link REIT (REIT)	173,168	1,414,275
MTR Corp. Ltd.	128,978	674,071
New World Development Co. Ltd.	125,927	454,550
Power Assets Holdings Ltd.	114,805	723,115
Prudential plc	227,276	2,827,082
Sino Land Co. Ltd.	265,492	392,081
Sun Hung Kai Properties Ltd.	120,104	1,421,143
Swire Pacific Ltd., Class A	41,513	249,442
Swire Properties Ltd.	96,957	241,043
Techtronic Industries Co. Ltd.	113,644	1,188,097
WH Group Ltd. (m)	684,344	529,470
Wharf Real Estate Investment Co. Ltd.	135,388	645,453

		34,285,021

Ireland (0.5%)
AerCap Holdings NV*	11,130	455,662
CRH plc	62,997	2,180,519
Flutter Entertainment plc (x)*	13,843	1,401,423
Kerry Group plc (London Stock Exchange), Class A	9	873
Kerry Group plc (Turquoise Stock Exchange), Class A	13,255	1,269,761
Kingspan Group plc	12,872	774,374
Smurfit Kappa Group plc	20,553	693,553

		6,776,165

Israel (0.6%)
Azrieli Group Ltd.	3,551	249,935
Bank Hapoalim BM	101,196	850,498
Bank Leumi Le-Israel BM	119,857	1,072,582
Check Point Software Technologies Ltd.*	8,576	1,044,385
Elbit Systems Ltd.	2,150	492,810
ICL Group Ltd.	57,820	528,015
Israel Discount Bank Ltd., Class A	102,102	534,562
Kornit Digital Ltd.*	4,011	127,149
Mizrahi Tefahot Bank Ltd.	12,733	423,664
Nice Ltd.*	5,234	1,008,615
Teva Pharmaceutical Industries Ltd. (ADR)*	91,274	686,381
Tower Semiconductor Ltd.*	9,025	421,637
Wix.com Ltd.*	4,828	316,475
ZIM Integrated Shipping Services Ltd. (x)	6,939	327,729

		8,084,437

Italy (1.7%)
Amplifon SpA	10,318	317,652
Assicurazioni Generali SpA	90,917	1,456,186
Atlantia SpA	41,306	969,463
Coca-Cola HBC AG*	16,147	358,528
Davide Campari-Milano NV	42,036	443,840
DiaSorin SpA	2,080	273,202
Enel SpA	673,067	3,699,440
Eni SpA (x)	208,864	2,481,259

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Ferrari NV	10,431	$1,923,904
FinecoBank Banca Fineco SpA	49,151	592,502
Infrastrutture Wireless Italiane SpA (m)	26,115	265,683
Intesa Sanpaolo SpA	1,366,757	2,569,765
Mediobanca Banca di Credito Finanziario SpA	49,125	427,637
Moncler SpA	17,471	754,714
Nexi SpA (m)*	43,256	360,200
Poste Italiane SpA (m)	41,992	394,492
Prysmian SpA	20,715	571,672
Recordati Industria Chimica e Farmaceutica SpA	8,448	369,134
Snam SpA	169,570	890,009
Telecom Italia SpA*	788,191	206,524
Terna - Rete Elettrica Nazionale	116,133	912,765
UniCredit SpA	174,558	1,673,832

		21,912,403

Japan (19.8%)
Advantest Corp.	16,208	861,203
Aeon Co. Ltd.	52,840	917,268
AGC, Inc. (x)	15,702	552,489
Aisin Corp.	11,456	354,942
Ajinomoto Co., Inc.	39,108	951,669
ANA Holdings, Inc.*	12,401	228,642
Asahi Group Holdings Ltd. (x)	37,810	1,239,367
Asahi Intecc Co. Ltd.	17,467	263,331
Asahi Kasei Corp.	101,325	774,335
Astellas Pharma, Inc.	154,117	2,401,243
Azbil Corp.	9,791	257,504
Bandai Namco Holdings, Inc.	16,712	1,180,745
Bridgestone Corp. (x)	47,252	1,725,028
Brother Industries Ltd.	19,323	339,977
Canon, Inc. (x)	82,767	1,882,946
Capcom Co. Ltd.	14,092	342,459
Central Japan Railway Co.	12,118	1,398,946
Chiba Bank Ltd. (The)	43,684	238,812
Chubu Electric Power Co., Inc.	53,774	541,480
Chugai Pharmaceutical Co. Ltd.	55,903	1,430,632
Concordia Financial Group Ltd.	92,174	319,425
CyberAgent, Inc.	32,898	327,938
Dai Nippon Printing Co. Ltd.	17,304	373,432
Daifuku Co. Ltd.	8,154	467,005
Dai-ichi Life Holdings, Inc.	83,316	1,538,077
Daiichi Sankyo Co. Ltd.	144,980	3,659,844
Daikin Industries Ltd.	20,580	3,303,001
Daito Trust Construction Co. Ltd.	5,376	463,612
Daiwa House Industry Co. Ltd.	49,581	1,156,366
Daiwa House REIT Investment Corp. (REIT)	175	396,694
Daiwa Securities Group, Inc.	117,930	526,965
Denso Corp.	35,856	1,907,248
Dentsu Group, Inc. (x)	17,806	535,215
Disco Corp.	2,334	549,814
East Japan Railway Co.	24,769	1,267,318
Eisai Co. Ltd.	20,530	866,842
ENEOS Holdings, Inc.	255,288	963,711
FANUC Corp.	15,941	2,498,638
Fast Retailing Co. Ltd.	4,832	2,526,845
Fuji Electric Co. Ltd.	10,502	435,551
FUJIFILM Holdings Corp.	29,783	1,599,254
Fujitsu Ltd.	16,274	2,037,051
GLP J-REIT (REIT)	353	431,440
GMO Payment Gateway, Inc.	3,654	257,597
Hakuhodo DY Holdings, Inc.	19,654	180,534
Hamamatsu Photonics KK	11,501	447,175
Hankyu Hanshin Holdings, Inc.	18,814	513,419
Hikari Tsushin, Inc.	1,755	180,042
Hirose Electric Co. Ltd.	2,453	323,927
Hitachi Construction Machinery Co. Ltd.	8,484	188,095
Hitachi Ltd.	80,164	3,798,268
Hitachi Metals Ltd.*	18,205	275,274
Honda Motor Co. Ltd.	134,964	3,264,718
Hoshizaki Corp. (x)	9,720	289,967
Hoya Corp.	30,654	2,620,454
Hulic Co. Ltd. (x)	31,230	241,891
Ibiden Co. Ltd.	8,819	246,474
Idemitsu Kosan Co. Ltd.	16,703	401,222
Iida Group Holdings Co. Ltd.	12,905	198,777
Inpex Corp. (x)	84,085	907,493
Isuzu Motors Ltd.	49,210	542,557
Ito En Ltd.	4,652	208,294
ITOCHU Corp.	98,433	2,662,109
Itochu Techno-Solutions Corp.	7,699	187,724
Japan Airlines Co. Ltd.*	12,037	210,887
Japan Exchange Group, Inc.	43,425	627,152
Japan Metropolitan Fund Invest (REIT)	561	437,236
Japan Post Bank Co. Ltd.	34,465	268,065
Japan Post Holdings Co. Ltd.	202,179	1,444,537
Japan Post Insurance Co. Ltd.	17,494	279,977
Japan Real Estate Investment Corp. (REIT)	108	496,747
Japan Tobacco, Inc. (x)	99,360	1,718,600
JFE Holdings, Inc.	38,666	406,714
JSR Corp.	14,965	388,665
Kajima Corp.	34,274	393,546
Kakaku.com, Inc.	11,191	184,801
Kansai Electric Power Co., Inc. (The)	57,805	572,715
Kao Corp. (x)	39,310	1,586,420
KDDI Corp.	133,473	4,220,631
Keio Corp.	7,919	283,578
Keisei Electric Railway Co. Ltd.	11,325	312,418
Keyence Corp.	16,111	5,513,661
Kikkoman Corp.	11,896	631,820
Kintetsu Group Holdings Co. Ltd.	13,602	423,240
Kirin Holdings Co. Ltd. (x)	67,521	1,064,147
Kobayashi Pharmaceutical Co. Ltd. (x)	4,634	285,718
Kobe Bussan Co. Ltd.	11,145	272,818
Koei Tecmo Holdings Co. Ltd.	5,434	175,548
Koito Manufacturing Co. Ltd.	9,201	292,294
Komatsu Ltd.	76,759	1,708,730
Konami Group Corp.	7,980	441,964
Kose Corp. (x)	2,839	258,502
Kubota Corp. (x)	85,160	1,273,683
Kurita Water Industries Ltd.	8,552	311,064
Kyocera Corp.	26,299	1,407,691
Kyowa Kirin Co. Ltd.	22,686	510,306
Lasertec Corp. (x)	6,410	756,845
Lixil Corp.	24,641	461,791
M3, Inc.	37,119	1,067,947

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Makita Corp.	18,690	$466,378
Marubeni Corp.	129,928	1,172,855
Mazda Motor Corp.	47,069	385,449
McDonald’s Holdings Co. Japan Ltd. (x)	7,211	262,522
Meiji Holdings Co. Ltd.	9,450	463,953
Minebea Mitsumi, Inc.	30,809	525,294
MISUMI Group, Inc.	23,060	486,685
Mitsubishi Chemical Group Corp.	102,030	553,164
Mitsubishi Corp.	104,589	3,109,988
Mitsubishi Electric Corp.	159,871	1,711,203
Mitsubishi Estate Co. Ltd.	95,994	1,393,976
Mitsubishi HC Capital, Inc.	57,480	265,337
Mitsubishi Heavy Industries Ltd.	26,651	932,835
Mitsubishi UFJ Financial Group, Inc.	989,223	5,292,832
Mitsui & Co. Ltd.	115,758	2,556,259
Mitsui Chemicals, Inc.	15,942	339,897
Mitsui Fudosan Co. Ltd.	75,742	1,629,893
Mitsui OSK Lines Ltd. (x)	28,350	651,113
Mizuho Financial Group, Inc.	199,607	2,269,784
MonotaRO Co. Ltd.	19,478	289,706
MS&AD Insurance Group Holdings, Inc.	36,478	1,118,370
Murata Manufacturing Co. Ltd.	47,614	2,578,798
NEC Corp.	19,937	775,077
Nexon Co. Ltd. (x)	41,261	845,397
NGK Insulators Ltd.	21,245	286,489
Nidec Corp.	37,121	2,295,326
Nihon M&A Center Holdings, Inc.	23,773	253,232
Nintendo Co. Ltd.	9,185	3,969,687
Nippon Building Fund, Inc. (REIT) (x)	128	636,888
Nippon Electric Glass Co. Ltd.	2	30
Nippon Express Holdings, Inc.	6,702	364,284
Nippon Paint Holdings Co. Ltd. (x)	68,489	511,027
Nippon Prologis REIT, Inc. (REIT)	170	418,116
Nippon Sanso Holdings Corp.	13,912	221,961
Nippon Shinyaku Co. Ltd.	4,019	244,551
Nippon Steel Corp.	66,829	932,767
Nippon Telegraph & Telephone Corp.	99,008	2,842,739
Nippon Yusen KK (x)	13,586	932,005
Nissan Chemical Corp.	10,204	470,622
Nissan Motor Co. Ltd.	194,523	758,194
Nisshin Seifun Group, Inc.	16,515	193,357
Nissin Foods Holdings Co. Ltd.	5,188	358,163
Nitori Holdings Co. Ltd.	6,690	635,107
Nitto Denko Corp.	12,095	783,449
Nomura Holdings, Inc.	240,603	880,027
Nomura Real Estate Holdings, Inc.	9,571	234,711
Nomura Real Estate Master Fund, Inc. (REIT)	367	458,264
Nomura Research Institute Ltd.	27,660	736,627
NTT Data Corp.	53,162	729,983
Obayashi Corp.	50,339	365,683
Obic Co. Ltd.	5,876	831,827
Odakyu Electric Railway Co. Ltd.	25,414	342,119
Oji Holdings Corp.	65,335	283,261
Olympus Corp.	102,417	2,059,685
Omron Corp.	15,620	794,328
Ono Pharmaceutical Co. Ltd.	29,848	766,275
Open House Group Co. Ltd.	6,843	272,559
Oracle Corp.	3,249	187,638
Oriental Land Co. Ltd.	16,578	2,308,777
ORIX Corp.	100,222	1,682,445
Osaka Gas Co. Ltd.	30,940	594,235
Otsuka Corp.	9,642	284,831
Otsuka Holdings Co. Ltd. (x)	32,032	1,138,067
Pan Pacific International Holdings Corp. (x)	34,472	550,403
Panasonic Holdings Corp.	180,293	1,458,490
Persol Holdings Co. Ltd.	14,462	263,232
Rakuten Group, Inc.	68,074	307,376
Recruit Holdings Co. Ltd.	119,484	3,523,510
Renesas Electronics Corp.*	96,892	874,150
Resona Holdings, Inc.	168,178	630,057
Ricoh Co. Ltd.	50,119	389,870
Rohm Co. Ltd.	7,002	484,908
SBI Holdings, Inc.	19,996	391,596
SCSK Corp.	13,136	221,196
Secom Co. Ltd.	17,423	1,077,003
Seiko Epson Corp.	24,019	340,138
Sekisui Chemical Co. Ltd.	29,781	407,960
Sekisui House Ltd.	49,965	874,469
Seven & i Holdings Co. Ltd.	62,489	2,422,355
SG Holdings Co. Ltd.	25,972	438,495
Sharp Corp.	17,891	138,469
Shimadzu Corp.	19,923	630,576
Shimano, Inc.	6,212	1,050,813
Shimizu Corp.	44,665	247,057
Shin-Etsu Chemical Co. Ltd.	31,064	3,506,799
Shionogi & Co. Ltd.	21,969	1,110,559
Shiseido Co. Ltd.	33,387	1,341,390
Shizuoka Bank Ltd. (The)	37,361	224,483
SMC Corp.	4,832	2,156,214
SoftBank Corp.	237,695	2,638,177
SoftBank Group Corp.	99,831	3,858,101
Sompo Holdings, Inc.	26,309	1,160,690
Sony Group Corp.	104,368	8,529,351
Square Enix Holdings Co. Ltd.	7,157	317,225
Subaru Corp.	49,610	882,548
SUMCO Corp. (x)	28,115	361,777
Sumitomo Chemical Co. Ltd.	120,806	471,597
Sumitomo Corp.	93,679	1,281,251
Sumitomo Electric Industries Ltd.	60,690	671,198
Sumitomo Metal Mining Co. Ltd.	20,291	635,883
Sumitomo Mitsui Financial Group, Inc.	108,104	3,210,581
Sumitomo Mitsui Trust Holdings, Inc.	27,844	857,881
Sumitomo Realty & Development Co. Ltd.	26,236	693,437
Suntory Beverage & Food Ltd. (x)	11,003	416,192
Suzuki Motor Corp.	29,950	942,303
Sysmex Corp.	14,143	852,174
T&D Holdings, Inc.	42,919	512,957
Taisei Corp.	16,309	508,155
Takeda Pharmaceutical Co. Ltd.	124,591	3,501,327
TDK Corp.	32,620	1,008,817
Terumo Corp.	53,538	1,614,445
TIS, Inc.	18,226	477,909
Tobu Railway Co. Ltd.	14,706	336,283
Toho Co. Ltd.	9,804	354,649
Tokio Marine Holdings, Inc.	52,018	3,031,325

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Tokyo Electric Power Co. Holdings, Inc.*	130,193	$544,242
Tokyo Electron Ltd.	12,337	4,001,662
Tokyo Gas Co. Ltd.	31,572	653,206
Tokyu Corp.	45,191	532,582
Toppan, Inc.	22,734	380,093
Toray Industries, Inc.	115,734	649,772
Toshiba Corp. (x)	32,713	1,330,491
Tosoh Corp.	21,883	271,969
TOTO Ltd.	12,202	403,356
Toyota Industries Corp.	11,830	733,284
Toyota Motor Corp.	877,600	13,515,656
Toyota Tsusho Corp.	17,512	572,422
Trend Micro, Inc.	11,257	547,941
Unicharm Corp.	32,879	1,100,804
USS Co. Ltd.	18,799	324,960
Welcia Holdings Co. Ltd.	7,518	150,631
West Japan Railway Co.	18,595	684,476
Yakult Honsha Co. Ltd.	10,817	624,469
Yamaha Corp.	11,838	487,265
Yamaha Motor Co. Ltd. (x)	25,025	458,923
Yamato Holdings Co. Ltd.	23,450	374,772
Yaskawa Electric Corp.	19,756	637,169
Yokogawa Electric Corp.	19,389	318,104
Z Holdings Corp.	213,272	623,944
ZOZO, Inc.	9,883	178,287

		251,085,155

Jordan (0.0%)†
Hikma Pharmaceuticals plc	13,583	267,464

Luxembourg (0.2%)
ArcelorMittal SA	50,446	1,145,453
Eurofins Scientific SE (x)	11,287	892,303

		2,037,756

Macau (0.1%)
Galaxy Entertainment Group Ltd.	181,047	1,083,395
Sands China Ltd.*	194,754	475,563

		1,558,958

Malta (0.0%)
BGP Holdings plc (r)*	810,676	—

Netherlands (4.7%)
ABN AMRO Bank NV (CVA) (m)	36,306	408,177
Adyen NV (m)*	1,797	2,641,620
Aegon NV	147,546	643,087
Akzo Nobel NV	15,267	1,008,670
Argenx SE*	4,018	1,489,733
ASM International NV	3,893	983,128
ASML Holding NV	33,687	16,258,287
Euronext NV (m)	7,228	592,214
EXOR NV	9,099	571,075
Heineken Holding NV	8,410	615,138
Heineken NV	21,446	1,964,060
IMCD NV	4,856	670,897
ING Groep NV	323,077	3,206,387
JDE Peet’s NV (x)	8,876	253,394
Koninklijke Ahold Delhaize NV	86,538	2,255,330
Koninklijke DSM NV	14,495	2,093,914
Koninklijke KPN NV	273,078	974,100
Koninklijke Philips NV	73,375	1,592,050
NN Group NV	23,780	1,087,621
OCI NV	8,716	287,409
Randstad NV	10,027	488,986
Shell plc	630,558	16,454,715
Universal Music Group NV	60,769	1,227,788
Wolters Kluwer NV	21,720	2,112,956

		59,880,736

New Zealand (0.2%)
Auckland International Airport Ltd.*	103,360	462,908
Fisher & Paykel Healthcare Corp. Ltd.	46,876	583,979
Mercury NZ Ltd.	59,959	211,557
Meridian Energy Ltd.	100,853	294,345
Spark New Zealand Ltd.	149,529	448,206
Xero Ltd.*	10,896	579,740

		2,580,735

Norway (0.7%)
Aker BP ASA (x)	26,177	904,570
DNB Bank ASA	77,393	1,392,857
Equinor ASA	80,950	2,815,881
Gjensidige Forsikring ASA	15,900	322,918
Kongsberg Gruppen ASA	7,398	266,174
Lundin Energy MergerCo AB*	4,967	192,767
Mowi ASA	34,779	793,472
Norsk Hydro ASA	111,770	630,077
Orkla ASA	62,487	500,166
Salmar ASA	4,873	343,807
Telenor ASA	57,297	763,257

		8,925,946

Portugal (0.2%)
Banco Espirito Santo SA (Registered) (r)*	106,365	—
EDP - Energias de Portugal SA	223,506	1,044,598
Galp Energia SGPS SA, Class B	40,213	471,379
Jeronimo Martins SGPS SA	24,446	531,345

		2,047,322

Singapore (1.4%)
Ascendas REIT (REIT)	268,346	550,778
CapitaLand Integrated Commercial Trust (REIT)	424,243	663,165
Capitaland Investment Ltd.	221,882	610,955
City Developments Ltd.	34,774	204,178
DBS Group Holdings Ltd.	149,957	3,209,740
Genting Singapore Ltd.	505,181	262,227
Grab Holdings Ltd., Class A (x)*	89,425	226,245
Keppel Corp. Ltd.	116,505	544,702
Mapletree Commercial Trust (REIT)	179,105	236,128
Mapletree Logistics Trust (REIT)	259,528	314,158
Oversea-Chinese Banking Corp. Ltd.	280,118	2,300,097
Sea Ltd. (ADR)*	29,732	1,987,881
Singapore Airlines Ltd.*	114,820	422,095
Singapore Exchange Ltd.	65,162	444,202
Singapore Technologies Engineering Ltd.	129,831	382,007
Singapore Telecommunications Ltd.	677,030	1,233,857
STMicroelectronics NV	56,497	1,796,209
United Overseas Bank Ltd.	97,601	1,847,790
UOL Group Ltd.	37,759	200,168

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Venture Corp. Ltd.	23,777	$285,034

		17,721,616

South Africa (0.3%)
Anglo American plc	105,663	3,772,688

South Korea (0.0%)†
Delivery Hero SE (m)(x)*	13,410	502,678

Spain (2.3%)
Acciona SA (x)	2,070	382,522
ACS Actividades de Construccion y Servicios SA (x)	19,339	469,167
Aena SME SA (m)*	6,073	772,371
Amadeus IT Group SA*	37,263	2,093,597
Banco Bilbao Vizcaya Argentaria SA	551,795	2,504,420
Banco Santander SA	1,435,008	4,046,653
CaixaBank SA	369,085	1,284,397
Cellnex Telecom SA (m)	45,086	1,756,386
EDP Renovaveis SA	22,985	543,107
Enagas SA (x)	21,328	471,105
Endesa SA (x)	27,356	516,225
Ferrovial SA	39,751	1,013,667
Grifols SA*	24,824	469,553
Iberdrola SA (x)	481,260	4,993,943
Industria de Diseno Textil SA	90,270	2,044,384
Naturgy Energy Group SA	12,033	346,604
Red Electrica Corp. SA (x)	33,965	643,063
Repsol SA (x)	118,842	1,749,932
Siemens Gamesa Renewable Energy SA*	20,456	386,191
Telefonica SA*	13,987	71,266
Telefonica SA (SIGMA X MTF Stock Exchange)	438,556	2,235,223

		28,793,776

Sweden (2.8%)
Alfa Laval AB	25,855	623,944
Assa Abloy AB, Class B	82,958	1,775,296
Atlas Copco AB, Class A	221,903	2,076,454
Atlas Copco AB, Class B	128,742	1,078,277
Boliden AB	22,397	712,396
Electrolux AB, Class B (x)	19,436	261,787
Embracer Group AB (x)*	48,526	370,410
Epiroc AB, Class A	55,315	855,024
Epiroc AB, Class B	31,401	424,692
EQT AB (x)	24,256	504,226
Essity AB, Class B	50,438	1,316,875
Evolution AB (m)	15,180	1,382,125
Fastighets AB Balder, Class B*	50,937	244,256
Getinge AB, Class B	19,482	450,581
H & M Hennes & Mauritz AB, Class B (x)	60,935	728,517
Hexagon AB, Class B	160,657	1,670,539
Holmen AB, Class B (x)	7,762	315,116
Husqvarna AB, Class B	36,586	269,237
Industrivarden AB, Class A	10,120	227,974
Industrivarden AB, Class C	12,612	280,776
Indutrade AB	22,598	412,663
Investment AB Latour, Class B	11,654	230,728
Investor AB, Class A (x)	41,828	751,573
Investor AB, Class B	150,772	2,481,387
Kinnevik AB, Class B*	19,846	320,116
L E Lundbergforetagen AB, Class B	6,175	251,283
Lifco AB, Class B	19,600	315,153
Nibe Industrier AB, Class B	125,384	942,582
Sagax AB, Class B	14,247	263,113
Sandvik AB	88,237	1,432,455
Securitas AB, Class B	24,726	214,671
Skandinaviska Enskilda Banken AB, Class A	133,146	1,308,309
Skanska AB, Class B	29,349	450,347
SKF AB, Class B	30,936	455,784
Svenska Cellulosa AB SCA, Class B	51,108	764,117
Svenska Handelsbanken AB, Class A	121,494	1,039,175
Swedbank AB, Class A	74,405	941,369
Swedish Match AB	132,206	1,349,979
Swedish Orphan Biovitrum AB*	13,975	302,458
Tele2 AB, Class B	42,350	482,532
Telefonaktiebolaget LM Ericsson, Class B	241,540	1,802,776
Telia Co. AB	220,781	845,897
Volvo AB, Class A	17,452	281,121
Volvo AB, Class B	124,850	1,935,255
Volvo Car AB, Class B (x)*	49,302	327,335

		35,470,680

Switzerland (5.5%)
ABB Ltd. (Registered)	135,926	3,632,765
Adecco Group AG (Registered)	13,818	470,036
Alcon, Inc.	41,386	2,890,990
Bachem Holding AG (Registered), Class B	2,605	181,068
Baloise Holding AG (Registered)	3,953	648,875
Barry Callebaut AG (Registered)	293	656,218
Chocoladefabriken Lindt & Spruengli AG	87	884,888
Chocoladefabriken Lindt & Spruengli AG (Registered)	9	943,653
Cie Financiere Richemont SA (Registered)	43,198	4,600,417
Clariant AG (Registered)*	16,859	321,447
Credit Suisse Group AG (Registered)	220,707	1,256,710
EMS-Chemie Holding AG (Registered)	570	424,645
Geberit AG (Registered)	2,957	1,422,245
Givaudan SA (Registered)	765	2,703,673
Holcim AG*	45,976	1,969,280
Julius Baer Group Ltd.	18,328	846,757
Kuehne + Nagel International AG (Registered)	4,422	1,046,930
Logitech International SA (Registered)	14,542	757,079
Lonza Group AG (Registered)	6,167	3,288,392
Novartis AG (Registered)	181,313	15,337,609
Partners Group Holding AG	1,879	1,695,057
Schindler Holding AG	3,452	630,167
Schindler Holding AG (Registered)	1,971	354,691
SGS SA (Registered)	517	1,184,287
Sika AG (Registered)	12,058	2,781,723
Sonova Holding AG (Registered)	4,468	1,422,932
Straumann Holding AG (Registered)	9,265	1,114,513
Swatch Group AG (The)	2,417	573,527
Swatch Group AG (The) (Registered)	4,308	191,415
Swiss Life Holding AG (Registered)	2,617	1,275,883

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Swiss Prime Site AG (Registered)	6,369	$558,962
Swisscom AG (Registered)	2,168	1,200,047
Temenos AG (Registered)	5,609	478,709
UBS Group AG (Registered)	291,071	4,698,511
VAT Group AG (m)	2,304	550,189
Vifor Pharma AG	4,017	696,416
Zurich Insurance Group AG	12,452	5,419,782

		69,110,488

United Arab Emirates (0.0%)
NMC Health plc (r)*	3,282	—

United Kingdom (10.9%)
3i Group plc	78,358	1,058,588
abrdn plc	171,737	334,614
Admiral Group plc	15,599	426,346
Ashtead Group plc	36,940	1,549,651
Associated British Foods plc	29,000	560,615
AstraZeneca plc	128,206	16,805,467
Auto Trader Group plc (m)	78,896	533,512
AVEVA Group plc	10,099	275,965
Aviva plc	238,538	1,165,371
BAE Systems plc	261,870	2,648,590
Barclays plc	1,386,705	2,596,127
Barratt Developments plc	87,006	484,984
Berkeley Group Holdings plc*	9,351	424,283
BP plc	1,614,238	7,602,879
British American Tobacco plc	180,327	7,728,361
British Land Co. plc (The) (REIT)	70,485	383,968
BT Group plc	574,883	1,304,524
Bunzl plc	28,527	944,694
Burberry Group plc	33,133	662,830
CK Hutchison Holdings Ltd.	224,432	1,526,316
CNH Industrial NV	83,438	968,413
Coca-Cola Europacific Partners plc	17,410	898,530
Compass Group plc	147,717	3,024,188
Croda International plc	11,777	928,740
DCC plc	8,539	533,558
Diageo plc	192,516	8,305,488
Entain plc*	47,970	727,905
Experian plc	76,350	2,238,205
Halma plc	30,915	762,105
Hargreaves Lansdown plc	28,824	276,723
HSBC Holdings plc	1,681,473	10,969,654
Imperial Brands plc	74,941	1,675,004
Informa plc*	122,418	788,923
InterContinental Hotels Group plc	15,553	824,572
Intertek Group plc	13,140	673,326
J Sainsbury plc	141,815	352,275
JD Sports Fashion plc*	204,234	287,240
Johnson Matthey plc	15,940	374,087
Just Eat Takeaway.com NV (m)*	14,858	237,580
Kingfisher plc	165,927	493,490
Land Securities Group plc (REIT)	56,678	458,467
Legal & General Group plc	494,248	1,442,748
Lloyds Banking Group plc	5,875,635	3,030,733
London Stock Exchange Group plc	27,268	2,534,810
M&G plc	209,897	497,475
Melrose Industries plc	356,472	650,900
National Grid plc	300,025	3,844,901
NatWest Group plc	471,644	1,254,649
Next plc	10,792	770,532
Ocado Group plc*	42,225	401,578
Pearson plc	56,399	515,141
Persimmon plc	26,523	602,069
Phoenix Group Holdings plc	60,393	434,423
Reckitt Benckiser Group plc	59,125	4,440,939
RELX plc (London Stock Exchange)	67,915	1,833,974
RELX plc (Turquoise Stock Exchange)	92,157	2,501,602
Rentokil Initial plc	151,991	878,482
Rolls-Royce Holdings plc*	706,683	714,680
Sage Group plc (The)	82,101	634,983
Schroders plc	10,735	349,549
Segro plc (REIT)	99,538	1,183,649
Severn Trent plc	20,288	671,819
Smith & Nephew plc	73,158	1,022,831
Smiths Group plc	33,131	564,987
Spirax-Sarco Engineering plc	5,998	721,905
SSE plc	88,308	1,745,857
St James’s Place plc	45,930	617,296
Standard Chartered plc	216,338	1,631,153
Taylor Wimpey plc	303,387	431,265
Tesco plc	634,806	1,974,467
Unilever plc (Cboe Europe)	138,922	6,324,693
Unilever plc (London Stock Exchange)	73,424	3,341,831
United Utilities Group plc	57,031	708,392
Vodafone Group plc	2,249,397	3,470,017
Whitbread plc	17,035	514,642
WPP plc	96,644	971,199

		138,046,329

United States (5.6%)
CyberArk Software Ltd.*	3,440	440,182
Ferguson plc	18,249	2,043,363
GSK plc	421,306	9,059,093
James Hardie Industries plc (CHDI)	36,872	807,638
Nestle SA (Registered)	232,953	27,330,318
QIAGEN NV*	19,355	908,965
Roche Holding AG	58,140	19,408,740
Roche Holding AG CHF 1	2,211	853,679
Schneider Electric SE	44,736	5,299,793
Sinch AB (m)(x)*	42,091	136,485
Stellantis NV (Euronext Paris)	92,875	1,163,300
Stellantis NV (Italian Stock Exchange)	88,551	1,102,779
Swiss Re AG	24,958	1,935,491
Tenaris SA	40,555	521,027

		71,010,853

Total Common Stocks (89.4%) (Cost $974,574,182)		1,132,583,170

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.5%)
CF Secured LLC, 1.48%, dated 6/30/22, due 7/1/22, repurchase price $5,000,206, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.250%, maturing 9/30/23-11/15/40; total market value $5,100,210. (xx)	$5,000,000	$5,000,000
Deutsche Bank Securities, Inc., 1.45%, dated 6/30/22, due 7/1/22, repurchase price $5,572,977, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $5,684,207. (xx)	5,572,752	5,572,752
National Bank of Canada, 1.70%, dated 6/30/22, due 7/7/22, repurchase price $6,702,215, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 11/3/22-2/15/51; total market value $7,388,807. (xx)	6,700,000	6,700,000
Societe Generale SA, 1.62%, dated 6/30/22, due 7/1/22, repurchase price $2,000,090, collateralized by various Common Stocks; total market value $2,222,744. (xx)	2,000,000	2,000,000

Total Repurchase Agreements		19,272,752

Total Short-Term Investments (1.5%) (Cost $19,272,752)		19,272,752

Total Investments in Securities (90.9%) (Cost $993,846,934)		1,151,855,922
Other Assets Less Liabilities (9.1%)		114,873,742

Net Assets (100%)		$1,266,729,664

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2022, the market value of these securities amounted to $17,576,725 or 1.4% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $27,376,241. This was collateralized by $9,792,323 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/14/22 – 5/15/52 and by cash of $19,272,752 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository	Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israel New Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,389	9/2022	EUR	50,087,284	(359,241)
FTSE 100 Index	365	9/2022	GBP	31,639,636	25,774
MSCI EAFE E-Mini Index	35	9/2022	USD	3,249,050	(38,603)
SPI 200 Index	108	9/2022	AUD	12,041,204	(91,402)
TOPIX Index	221	9/2022	JPY	30,467,313	(380,327)

					(843,799)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Forward Foreign Currency Contracts outstanding as of June 30, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	22,099,215	USD	26,833,946	HSBC Bank plc	9/16/2022	106,306
JPY	204,776,587	USD	1,515,892	HSBC Bank plc	9/16/2022	1,309
USD	5,472,974	AUD	7,884,108	HSBC Bank plc	9/16/2022	27,527
USD	5,802,363	EUR	5,453,333	HSBC Bank plc	9/16/2022	56,776
USD	14,142,465	JPY	1,892,068,044	HSBC Bank plc	9/16/2022	124,029

Total unrealized appreciation						315,947

AUD	23,845,457	USD	16,517,210	HSBC Bank plc	9/16/2022	(47,472)
EUR	22,099,165	USD	23,408,175	HSBC Bank plc	9/16/2022	(124,677)
GBP	12,169,791	USD	14,953,164	HSBC Bank plc	9/16/2022	(117,468)
JPY	5,406,320,569	USD	40,535,476	HSBC Bank plc	9/16/2022	(479,750)
USD	71,353,780	EUR	68,077,776	HSBC Bank plc	9/16/2022	(372,403)
USD	13,319,080	GBP	11,020,729	HSBC Bank plc	9/16/2022	(115,842)

Total unrealized depreciation						(1,257,612)

Net unrealized depreciation						(941,665)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD) : AUD 463,231, CAD 1,620, CHF 59,685, DKK 23,008, EUR 100,275,665, GBP 1,509,389, HKD 146,213, ILS 44,024, JPY 2,074,401, NOK 39,377, NZD 90,730, SEK 46,053 and SGD 33,853.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$—	$97,193,280	$—		$97,193,280
Austria	—	2,771,908	—		2,771,908
Belgium	—	9,928,951	—		9,928,951
Brazil	—	565,160	—		565,160
Chile	—	452,389	—		452,389
China	239,226	8,122,682	—		8,361,908
Denmark	—	31,209,688	—		31,209,688
Finland	—	13,713,537	—		13,713,537
France	—	117,940,444	—		117,940,444
Germany	—	86,574,699	—		86,574,699
Hong Kong	1,317,931	32,967,090	—		34,285,021
Ireland	455,662	6,320,503	—		6,776,165
Israel	2,502,119	5,582,318	—		8,084,437
Italy	—	21,912,403	—		21,912,403
Japan	—	251,085,155	—		251,085,155
Jordan	—	267,464	—		267,464
Luxembourg	—	2,037,756	—		2,037,756
Macau	—	1,558,958	—		1,558,958
Malta	—	—	—	(b)	— (b)
Netherlands	—	59,880,736	—		59,880,736
New Zealand	—	2,580,735	—		2,580,735
Norway	—	8,925,946	—		8,925,946
Portugal	—	2,047,322	—	(b)	2,047,322
Singapore	2,214,126	15,507,490	—		17,721,616
South Africa	—	3,772,688	—		3,772,688
South Korea	—	502,678	—		502,678
Spain	—	28,793,776	—		28,793,776
Sweden	—	35,470,680	—		35,470,680
Switzerland	—	69,110,488	—		69,110,488
United Arab Emirates	—	—	—	(b)	— (b)
United Kingdom	898,530	137,147,799	—		138,046,329
United States	440,182	70,570,671	—		71,010,853
Forward Currency Contracts	—	315,947	—		315,947
Futures	25,774	—	—		25,774
Short-Term Investments
Repurchase Agreements	—	19,272,752	—		19,272,752

Total Assets	$8,093,550	$1,144,104,093	$—		$1,152,197,643

Liabilities:
Forward Currency Contracts	$—	$(1,257,612)	$—		$(1,257,612)
Futures	(869,573)	—	—		(869,573)

Total Liabilities	$(869,573)	$(1,257,612)	$—		$(2,127,185)

Total	$7,223,977	$1,142,846,481	$—		$1,150,070,458

(a)	A security with a market value of $236,128 transferred from Level 3 to Level 2 at the end of the period due to observable market inputs.
(b)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$315,947
Equity contracts	Receivables, Net assets – Unrealized appreciation	25,774	*

Total		$341,721

	Liability Derivatives
Foreign exchange contracts	Payables	$(1,257,612)
Equity contracts	Payables, Net assets – Unrealized depreciation	(869,573	)*

Total		$(2,127,185)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$1,177,604	$1,177,604
Equity contracts	(26,649,824)	—	(26,649,824)

Total	$(26,649,824)	$1,177,604	$(25,472,220)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(952,456)	$(952,456)
Equity contracts	(3,397,137)	—	(3,397,137)

Total	$(3,397,137)	$(952,456)	$(4,349,593)

^ This Portfolio held forward foreign currency contracts for hedging and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $373,915,000 and futures contracts with an average notional balance of approximately $127,460,000, during the six months ended June 30, 2022.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2022:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
HSBC Bank plc	$315,947	$(315,947)	$—	$—

Total	$315,947	$(315,947)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
HSBC Bank plc	$1,257,612	$(315,947)	$—	$941,665

Total	$1,257,612	$(315,947)	$—	$941,665

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$61,118,089
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$61,037,945

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$357,519,478
Aggregate gross unrealized depreciation	(229,620,341)

Net unrealized appreciation	$127,899,137

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,022,171,321

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $974,574,182)	$1,132,583,170
Repurchase Agreements (Cost $19,272,752)	19,272,752
Cash	18,926,192
Foreign cash (Cost $110,753,788)	104,807,249
Cash held as collateral at broker for futures	10,224,950
Receivable for securities sold	11,818,047
Dividends, interest and other receivables	6,741,873
Unrealized appreciation on forward foreign currency contracts	315,947
Securities lending income receivable	9,253
Other assets	39,259

Total assets	1,304,738,692

LIABILITIES
Payable for return of collateral on securities loaned	19,272,752
Payable for securities purchased	13,962,604
Due to broker for futures variation margin	2,411,981
Unrealized depreciation on forward foreign currency contracts	1,257,612
Investment management fees payable	482,037
Payable for Portfolio shares redeemed	394,567
Administrative fees payable	131,422
Trustees’ fees payable	50
Accrued expenses	96,003

Total liabilities	38,009,028

NET ASSETS	$1,266,729,664

Net assets were comprised of:
Paid in capital	$1,203,542,984
Total distributable earnings (loss)	63,186,680

Net assets	$1,266,729,664

Class K
Net asset value, offering and redemption price per share, $1,266,729,664 / 141,662,566 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.94

(x)	Includes value of securities on loan of $27,376,241.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,571,450 foreign withholding tax)	$24,421,107
Income from non-cash dividends	1,920,545
Securities lending (net)	114,922

Total income	26,456,574

EXPENSES
Investment management fees	3,155,926
Administrative fees	840,130
Interest expense	534,401
Custodian fees	152,776
Professional fees	50,348
Printing and mailing expenses	29,481
Trustees’ fees	21,856
Miscellaneous	77,654

Total expenses	4,862,572

NET INVESTMENT INCOME (LOSS)	21,594,002

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	8,475,866
Futures contracts	(26,649,824)
Forward foreign currency contracts	1,177,604
Foreign currency transactions	(2,235,615)

Net realized gain (loss)	(19,231,969)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(302,799,009)
Futures contracts	(3,397,137)
Forward foreign currency contracts	(952,456)
Foreign currency translations	(8,438,092)

Net change in unrealized appreciation (depreciation)	(315,586,694)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(334,818,663)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(313,224,661)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$21,594,002	$32,167,570
Net realized gain (loss)	(19,231,969)	71,309,919
Net change in unrealized appreciation (depreciation)	(315,586,694)	66,961,173

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(313,224,661)	170,438,662

Distributions to shareholders:
Class K	—	(137,683,813)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 6,718,230 and 204,486 shares, respectively ]	62,610,437	2,398,419
Capital shares issued in reinvestment of dividends and distributions [ 0 and 12,416,494 shares, respectively ]	—	137,683,813
Capital shares repurchased [ (7,571,461) and (17,563,268) shares, respectively ]	(76,616,605)	(205,578,227)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(14,006,168)	(65,495,995)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(327,230,829)	(32,741,146)
NET ASSETS:
Beginning of period	1,593,960,493	1,626,701,639

End of period	$1,266,729,664	$1,593,960,493

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021		2020		2019	2018	2017
Net asset value, beginning of period	$11.18		$11.03		$10.77		$9.17	$11.08	$9.11

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15	(ee)	0.23	(cc)	0.16	(aa)	0.25	0.24	0.21
Net realized and unrealized gain (loss)	(2.39)		0.96		0.52		1.73	(1.80)	2.02

Total from investment operations	(2.24)		1.19		0.68		1.98	(1.56)	2.23

Less distributions:
Dividends from net investment income	—		(0.32)		(0.22)		(0.28)	(0.23)	(0.25)
Distributions from net realized gains	—		(0.72)		(0.20)		(0.10)	(0.12)	(0.01)

Total dividends and distributions	—		(1.04)		(0.42)		(0.38)	(0.35)	(0.26)

Net asset value, end of period	$8.94		$11.18		$11.03		$10.77	$9.17	$11.08

Total return (b)	(20.04)%		10.94%		6.43%		21.62%	(14.18)%	24.56%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,266,730		$1,593,960		$1,626,702		$1,716,381	$1,434,531	$1,699,057
Ratio of expenses to average net assets (a)(f)	0.69	%(g)	0.68	%(g)	0.63	%(g)	0.62%	0.64%	0.64%
Ratio of net investment income (loss) to average net assets (a)(f)	3.08	%(ff)	1.97	(dd)	1.61	(bb)	2.46%	2.22%	2.08%
Portfolio turnover rate^	5	%(z)	3%		10%		9%	10%	3%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	For the six months ended June 30, 2022, includes Interest Expense of 0.08%. Includes Interest Expense of 0.06% and 0.03% for the years ended December 31, 2021 and 2020, respectively.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amount would be $0.15.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratio for Class K would have been 0.14% lower.
(cc)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amount would be $0.19.
(dd)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for class K would have been 0.33% lower.
(ee)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amount would be $0.14.
(ff)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratio for class K would have been 0.27% lower.

See Notes to Financial Statements.

EQ/500 MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Information Technology	24.2%
Health Care	13.7
Financials	9.8
Consumer Discretionary	9.5
Communication Services	8.0
Industrials	7.0
Consumer Staples	6.3
Energy	3.9
Investment Company	3.6
Utilities	2.8
Real Estate	2.6
Materials	2.4
Repurchase Agreement	0.0 #
Cash and Other	6.2

100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$791.40	$3.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.87	3.96
Class K
Actual	1,000.00	792.30	2.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.11	2.71

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.79% and 0.54%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.0%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.	1,591,420	$33,356,163
Lumen Technologies, Inc.	206,064	2,248,158
Verizon Communications, Inc.	933,535	47,376,902

		82,981,223

Entertainment (1.2%)
Activision Blizzard, Inc.	175,272	13,646,678
Electronic Arts, Inc.	62,253	7,573,077
Live Nation Entertainment, Inc.*	30,028	2,479,712
Netflix, Inc.*	98,278	17,185,874
Take-Two Interactive Software, Inc.*	34,027	4,169,328
Walt Disney Co. (The)*	405,224	38,253,146
Warner Bros Discovery, Inc.*	489,524	6,569,412

		89,877,227

Interactive Media & Services (4.7%)
Alphabet, Inc., Class A*	66,809	145,594,182
Alphabet, Inc., Class C*	61,258	133,998,812
Match Group, Inc.*	65,013	4,530,756
Meta Platforms, Inc., Class A*	509,465	82,151,231
Twitter, Inc.*	169,438	6,335,287

		372,610,268

Media (0.8%)
Charter Communications, Inc., Class A*	25,728	12,054,340
Comcast Corp., Class A	993,059	38,967,635
DISH Network Corp., Class A*	58,704	1,052,563
Fox Corp., Class A	67,635	2,175,141
Fox Corp., Class B	33,308	989,248
Interpublic Group of Cos., Inc. (The)	91,911	2,530,310
News Corp., Class A	89,108	1,388,303
News Corp., Class B	18,677	296,777
Omnicom Group, Inc.	44,557	2,834,271
Paramount Global, Class B	139,624	3,445,920

		65,734,508

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.*	131,660	17,713,536

Total Communication Services		628,916,762

Consumer Discretionary (9.5%)
Auto Components (0.1%)
Aptiv plc*	59,862	5,331,908
BorgWarner, Inc.	56,814	1,895,883

		7,227,791

Automobiles (1.9%)
Ford Motor Co.	888,541	9,889,461
General Motors Co.*	328,170	10,422,679
Tesla, Inc.*	186,406	125,529,529

		145,841,669

Distributors (0.1%)
Genuine Parts Co.	30,656	4,077,248
LKQ Corp.	57,274	2,811,581
Pool Corp.	8,965	3,148,777

		10,037,606

Hotels, Restaurants & Leisure (1.6%)
Booking Holdings, Inc.*	8,983	15,711,177
Caesars Entertainment, Inc.*	47,817	1,831,391
Carnival Corp. (x)*	192,878	1,668,395
Chipotle Mexican Grill, Inc.*	6,210	8,118,085
Darden Restaurants, Inc.	27,277	3,085,574
Domino’s Pizza, Inc.	7,898	3,077,930
Expedia Group, Inc.*	34,101	3,233,798
Hilton Worldwide Holdings, Inc.	61,699	6,875,736
Las Vegas Sands Corp.*	71,907	2,415,356
Marriott International, Inc., Class A	61,945	8,425,139
McDonald’s Corp.	164,277	40,556,706
MGM Resorts International	75,486	2,185,320
Norwegian Cruise Line Holdings Ltd. (x)*	105,184	1,169,646
Penn National Gaming, Inc.*	35,612	1,083,317
Royal Caribbean Cruises Ltd.*	51,389	1,793,990
Starbucks Corp.	254,636	19,451,644
Wynn Resorts Ltd.*	24,225	1,380,340
Yum! Brands, Inc.	63,974	7,261,689

		129,325,233

Household Durables (0.3%)
DR Horton, Inc.	69,380	4,592,262
Garmin Ltd.	34,169	3,357,104
Lennar Corp., Class A	57,098	4,029,406
Mohawk Industries, Inc.*	11,414	1,416,363
Newell Brands, Inc.	83,872	1,596,923
NVR, Inc.*	664	2,658,749
PulteGroup, Inc.	49,991	1,981,144
Whirlpool Corp.	11,909	1,844,347

		21,476,298

Internet & Direct Marketing Retail (2.7%)
Amazon.com, Inc.*	1,943,656	206,435,704
eBay, Inc.	124,359	5,182,040
Etsy, Inc.*	28,564	2,091,170

		213,708,914

Leisure Products (0.0%)†
Hasbro, Inc.	30,077	2,462,705

Multiline Retail (0.4%)
Dollar General Corp.	50,380	12,365,267
Dollar Tree, Inc.*	49,592	7,728,913
Target Corp.	102,718	14,506,863

		34,601,043

Specialty Retail (1.9%)
Advance Auto Parts, Inc.	13,381	2,316,117
AutoZone, Inc.*	4,409	9,475,470
Bath & Body Works, Inc.	54,796	1,475,108
Best Buy Co., Inc.	44,975	2,931,920
CarMax, Inc.*	34,119	3,087,087
Home Depot, Inc. (The)	229,544	62,957,033
Lowe’s Cos., Inc.	146,856	25,651,337
O’Reilly Automotive, Inc.*	14,560	9,198,426
Ross Stores, Inc.	77,147	5,418,034
TJX Cos., Inc. (The)	260,388	14,542,670
Tractor Supply Co.	24,921	4,830,936
Ulta Beauty, Inc.*	11,310	4,359,779

		146,243,917

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods (0.5%)
NIKE, Inc., Class B	280,618	$28,679,160
PVH Corp.	13,365	760,468
Ralph Lauren Corp.	10,629	952,890
Tapestry, Inc.	57,429	1,752,733
VF Corp.	72,862	3,218,315

		35,363,566

Total Consumer Discretionary		746,288,742

Consumer Staples (6.3%)
Beverages (1.7%)
Brown-Forman Corp., Class B	40,222	2,821,975
Coca-Cola Co. (The)	866,656	54,521,329
Constellation Brands, Inc., Class A	36,379	8,478,490
Keurig Dr Pepper, Inc.	163,855	5,798,828
Molson Coors Beverage Co., Class B	39,494	2,152,818
Monster Beverage Corp.*	83,164	7,709,303
PepsiCo, Inc.	307,565	51,258,783

		132,741,526

Food & Staples Retailing (1.4%)
Costco Wholesale Corp.	98,626	47,269,469
Kroger Co. (The)	143,928	6,812,112
Sysco Corp.	112,331	9,515,559
Walgreens Boots Alliance, Inc.	158,611	6,011,357
Walmart, Inc.	311,396	37,859,526

		107,468,023

Food Products (1.0%)
Archer-Daniels-Midland Co.	126,433	9,811,201
Campbell Soup Co.	42,201	2,027,758
Conagra Brands, Inc.	106,188	3,635,877
General Mills, Inc.	133,529	10,074,763
Hershey Co. (The)	31,855	6,853,922
Hormel Foods Corp.	65,733	3,113,115
J M Smucker Co. (The)	23,071	2,953,319
Kellogg Co.	56,981	4,065,025
Kraft Heinz Co. (The)	157,157	5,993,968
Lamb Weston Holdings, Inc.	33,903	2,422,708
McCormick & Co., Inc. (Non-Voting)	56,301	4,687,058
Mondelez International, Inc., Class A	307,327	19,081,933
Tyson Foods, Inc., Class A	63,893	5,498,632

		80,219,279

Household Products (1.4%)
Church & Dwight Co., Inc.	53,570	4,963,796
Clorox Co. (The)	27,087	3,818,725
Colgate-Palmolive Co.	186,577	14,952,281
Kimberly-Clark Corp.	74,556	10,076,244
Procter & Gamble Co. (The)	532,962	76,634,606

		110,445,652

Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	51,450	13,102,771

Tobacco (0.6%)
Altria Group, Inc.	403,587	16,857,829
Philip Morris International, Inc.	345,215	34,086,529

		50,944,358

Total Consumer Staples		494,921,609

Energy (3.9%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	207,771	5,998,349
Halliburton Co.	198,912	6,237,880
Schlumberger NV	315,409	11,279,026

		23,515,255

Oil, Gas & Consumable Fuels (3.6%)
APA Corp.	75,132	2,622,107
Chevron Corp.	436,449	63,189,086
ConocoPhillips	286,387	25,720,416
Coterra Energy, Inc.	177,861	4,587,035
Devon Energy Corp.	136,332	7,513,257
Diamondback Energy, Inc.	36,898	4,470,193
EOG Resources, Inc.	131,126	14,481,555
Exxon Mobil Corp.	934,966	80,070,488
Hess Corp.	61,021	6,464,565
Kinder Morgan, Inc.	431,669	7,234,772
Marathon Oil Corp.	157,201	3,533,879
Marathon Petroleum Corp.	120,173	9,879,422
Occidental Petroleum Corp.	199,932	11,771,996
ONEOK, Inc.	98,715	5,478,683
Phillips 66	106,868	8,762,107
Pioneer Natural Resources Co.	49,454	11,032,198
Valero Energy Corp.	90,502	9,618,553
Williams Cos., Inc. (The)	268,965	8,394,398

		284,824,710

Total Energy		308,339,965

Financials (9.8%)
Banks (3.3%)
Bank of America Corp.	1,573,563	48,985,016
Citigroup, Inc.	431,364	19,838,430
Citizens Financial Group, Inc.	108,954	3,888,568
Comerica, Inc.	28,906	2,121,122
Fifth Third Bancorp	155,657	5,230,075
First Republic Bank	38,925	5,612,985
Huntington Bancshares, Inc.	318,265	3,828,728
JPMorgan Chase & Co.	652,377	73,464,174
KeyCorp	205,615	3,542,747
M&T Bank Corp.	39,668	6,322,683
PNC Financial Services Group, Inc. (The)‡	91,619	14,454,729
Regions Financial Corp.	205,491	3,852,956
Signature Bank	14,737	2,641,018
SVB Financial Group*	13,005	5,136,845
Truist Financial Corp.	295,498	14,015,470
US Bancorp	298,940	13,757,219
Wells Fargo & Co.	841,960	32,979,573
Zions Bancorp NA	34,195	1,740,526

		261,412,864

Capital Markets (2.6%)
Ameriprise Financial, Inc.	24,549	5,834,806
Bank of New York Mellon Corp. (The)	168,139	7,013,078
BlackRock, Inc.‡	31,564	19,223,739
Cboe Global Markets, Inc.	23,306	2,638,006
Charles Schwab Corp. (The)	336,291	21,246,865
CME Group, Inc.	79,558	16,285,523
FactSet Research Systems, Inc.	8,448	3,248,847

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Franklin Resources, Inc. (x)	62,738	$1,462,423
Goldman Sachs Group, Inc. (The)	76,291	22,659,953
Intercontinental Exchange, Inc.	124,374	11,696,131
Invesco Ltd.	71,479	1,152,956
MarketAxess Holdings, Inc.	8,034	2,056,784
Moody’s Corp.	35,802	9,737,070
Morgan Stanley	310,858	23,643,859
MSCI, Inc.	17,990	7,414,579
Nasdaq, Inc.	25,139	3,834,703
Northern Trust Corp.	46,629	4,498,766
Raymond James Financial, Inc.	43,515	3,890,676
S&P Global, Inc.	77,102	25,988,000
State Street Corp.	80,670	4,973,306
T. Rowe Price Group, Inc. (x)	50,672	5,756,846

		204,256,916

Consumer Finance (0.5%)
American Express Co.	134,716	18,674,332
Capital One Financial Corp.	87,309	9,096,725
Discover Financial Services	61,435	5,810,522
Synchrony Financial	108,302	2,991,301

		36,572,880

Diversified Financial Services (1.4%)
Berkshire Hathaway, Inc., Class B*	401,877	109,720,459

Insurance (2.0%)
Aflac, Inc.	132,810	7,348,377
Allstate Corp. (The)	60,404	7,654,999
American International Group, Inc.	175,972	8,997,448
Aon plc, Class A	46,717	12,598,641
Arthur J Gallagher & Co.	47,207	7,696,629
Assurant, Inc.	12,079	2,087,855
Brown & Brown, Inc.	49,514	2,888,647
Chubb Ltd.	94,120	18,502,110
Cincinnati Financial Corp.	33,617	3,999,751
Everest Re Group Ltd.	8,815	2,470,668
Globe Life, Inc.	20,632	2,011,001
Hartford Financial Services Group, Inc. (The)	74,006	4,842,213
Lincoln National Corp.	36,561	1,709,958
Loews Corp.	44,111	2,614,018
Marsh & McLennan Cos., Inc.	111,766	17,351,671
MetLife, Inc.	151,877	9,536,357
Principal Financial Group, Inc.	51,331	3,428,397
Progressive Corp. (The)	129,366	15,041,385
Prudential Financial, Inc.	83,676	8,006,120
Travelers Cos., Inc. (The)	53,393	9,030,358
W R Berkley Corp.	44,576	3,042,758
Willis Towers Watson plc	24,765	4,888,363

		155,747,724

Total Financials		767,710,843

Health Care (13.7%)
Biotechnology (2.0%)
AbbVie, Inc.	392,857	60,169,978
Amgen, Inc.	118,663	28,870,708
Biogen, Inc.*	32,517	6,631,517
Gilead Sciences, Inc.	277,676	17,163,154
Incyte Corp.*	40,935	3,109,832
Moderna, Inc.*	76,287	10,897,598
Regeneron Pharmaceuticals, Inc.*	24,007	14,191,258
Vertex Pharmaceuticals, Inc.*	57,212	16,121,769

		157,155,814

Health Care Equipment & Supplies (2.5%)
Abbott Laboratories	388,941	42,258,440
ABIOMED, Inc.*	10,254	2,537,968
Align Technology, Inc.*	16,814	3,979,369
Baxter International, Inc.	113,778	7,307,961
Becton Dickinson and Co.	63,038	15,540,758
Boston Scientific Corp.*	321,225	11,972,056
Cooper Cos., Inc. (The)	10,912	3,416,765
Dentsply Sirona, Inc.	48,666	1,738,836
Dexcom, Inc.*	88,730	6,613,047
Edwards Lifesciences Corp.*	138,206	13,142,009
Hologic, Inc.*	55,065	3,816,004
IDEXX Laboratories, Inc.*	18,770	6,583,202
Intuitive Surgical, Inc.*	80,272	16,111,393
Medtronic plc	297,638	26,713,010
ResMed, Inc.	32,371	6,785,933
STERIS plc	22,165	4,569,315
Stryker Corp.	75,339	14,987,187
Teleflex, Inc.	10,466	2,573,066
Zimmer Biomet Holdings, Inc.	47,045	4,942,548

		195,588,867

Health Care Providers & Services (3.1%)
AmerisourceBergen Corp.	34,433	4,871,581
Cardinal Health, Inc.	61,652	3,222,550
Centene Corp.*	129,167	10,928,820
Cigna Corp.	70,477	18,572,099
CVS Health Corp.	290,543	26,921,714
DaVita, Inc.*	14,073	1,125,277
Elevance Health, Inc.	53,274	25,708,967
HCA Healthcare, Inc.	50,540	8,493,752
Henry Schein, Inc.*	28,897	2,217,556
Humana, Inc.	27,959	13,086,769
Laboratory Corp. of America Holdings	20,354	4,770,163
McKesson Corp.	32,290	10,533,321
Molina Healthcare, Inc.*	12,928	3,614,798
Quest Diagnostics, Inc.	26,342	3,502,959
UnitedHealth Group, Inc.	208,493	107,088,260
Universal Health Services, Inc., Class B	14,911	1,501,687

		246,160,273

Life Sciences Tools & Services (1.7%)
Agilent Technologies, Inc.	66,490	7,897,017
Bio-Rad Laboratories, Inc., Class A*	4,715	2,333,925
Bio-Techne Corp.	8,617	2,986,997
Charles River Laboratories International, Inc.*	11,156	2,387,049
Danaher Corp.	143,742	36,441,472
Illumina, Inc.*	34,599	6,378,672
IQVIA Holdings, Inc.*	42,290	9,176,507
Mettler-Toledo International, Inc.*	5,048	5,798,991
PerkinElmer, Inc.	28,761	4,090,389
Thermo Fisher Scientific, Inc.	86,816	47,165,397
Waters Corp.*	13,511	4,471,871
West Pharmaceutical Services, Inc.	16,305	4,930,143

		134,058,430

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (4.4%)
Bristol-Myers Squibb Co.	472,934	$36,415,918
Catalent, Inc.*	40,713	4,368,098
Eli Lilly and Co.	175,034	56,751,274
Johnson & Johnson	584,520	103,758,145
Merck & Co., Inc.	561,730	51,212,924
Organon & Co.	56,057	1,891,924
Pfizer, Inc.	1,246,886	65,374,233
Viatris, Inc.	265,096	2,775,555
Zoetis, Inc.	104,733	18,002,555

		340,550,626

Total Health Care		1,073,514,010

Industrials (7.0%)
Aerospace & Defense (1.5%)
Boeing Co. (The)*	123,536	16,889,842
General Dynamics Corp.	51,022	11,288,617
Howmet Aerospace, Inc.	84,013	2,642,209
Huntington Ingalls Industries, Inc.	8,596	1,872,381
L3Harris Technologies, Inc.	42,534	10,280,468
Lockheed Martin Corp.	52,609	22,619,765
Northrop Grumman Corp.	32,482	15,544,911
Raytheon Technologies Corp.	330,349	31,749,842
Textron, Inc.	46,601	2,845,923
TransDigm Group, Inc.*	11,561	6,204,442

		121,938,400

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	28,315	2,870,292
Expeditors International of Washington, Inc.	37,430	3,647,928
FedEx Corp.	52,914	11,996,133
United Parcel Service, Inc., Class B	163,143	29,780,123

		48,294,476

Airlines (0.2%)
Alaska Air Group, Inc.*	28,236	1,130,852
American Airlines Group, Inc. (x)*	139,403	1,767,630
Delta Air Lines, Inc.*	143,507	4,157,398
Southwest Airlines Co.*	128,737	4,649,980
United Airlines Holdings, Inc.*	71,679	2,538,870

		14,244,730

Building Products (0.4%)
A O Smith Corp.	30,020	1,641,494
Allegion plc	19,983	1,956,336
Carrier Global Corp.	189,381	6,753,326
Fortune Brands Home & Security, Inc.	27,670	1,656,880
Johnson Controls International plc	155,537	7,447,111
Masco Corp.	53,111	2,687,417
Trane Technologies plc	51,697	6,713,889

		28,856,453

Commercial Services & Supplies (0.4%)
Cintas Corp.	18,929	7,070,549
Copart, Inc.*	46,914	5,097,675
Republic Services, Inc.	46,231	6,050,251
Rollins, Inc.	48,317	1,687,230
Waste Management, Inc.	85,192	13,032,672

		32,938,377

Construction & Engineering (0.1%)
Quanta Services, Inc.	32,582	4,083,828

Electrical Equipment (0.4%)
AMETEK, Inc.	52,535	5,773,071
Eaton Corp. plc	88,236	11,116,854
Emerson Electric Co.	131,491	10,458,794
Generac Holdings, Inc.*	14,301	3,011,504
Rockwell Automation, Inc.	25,722	5,126,652

		35,486,875

Industrial Conglomerates (0.7%)
3M Co.	126,421	16,360,142
General Electric Co.	246,460	15,692,108
Honeywell International, Inc.	150,674	26,188,648

		58,240,898

Machinery (1.4%)
Caterpillar, Inc.	118,480	21,179,485
Cummins, Inc.	31,129	6,024,395
Deere & Co.	62,084	18,592,296
Dover Corp.	32,884	3,989,487
Fortive Corp.	81,457	4,429,632
IDEX Corp.	16,896	3,068,820
Illinois Tool Works, Inc.	63,229	11,523,485
Ingersoll Rand, Inc.	89,986	3,786,611
Nordson Corp.	11,668	2,362,070
Otis Worldwide Corp.	94,072	6,648,068
PACCAR, Inc.	76,880	6,330,299
Parker-Hannifin Corp.	28,349	6,975,271
Pentair plc	36,641	1,677,059
Snap-on, Inc.	11,516	2,268,997
Stanley Black & Decker, Inc.	33,350	3,497,081
Westinghouse Air Brake Technologies Corp.	41,356	3,394,501
Xylem, Inc.	40,204	3,143,149

		108,890,706

Professional Services (0.3%)
Equifax, Inc.	27,966	5,111,626
Jacobs Engineering Group, Inc.	28,982	3,684,482
Leidos Holdings, Inc.	29,665	2,987,562
Nielsen Holdings plc	79,096	1,836,609
Robert Half International, Inc.	26,273	1,967,585
Verisk Analytics, Inc.	34,370	5,949,103

		21,536,967

Road & Rail (0.8%)
CSX Corp.	482,974	14,035,224
JB Hunt Transport Services, Inc.	18,945	2,983,269
Norfolk Southern Corp.	53,078	12,064,099
Old Dominion Freight Line, Inc.	20,377	5,222,218
Union Pacific Corp.	139,505	29,753,626

		64,058,436

Trading Companies & Distributors (0.2%)
Fastenal Co.	127,406	6,360,108
United Rentals, Inc.*	15,504	3,766,077
WW Grainger, Inc.	9,457	4,297,544

		14,423,729

Total Industrials		552,993,875

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (24.2%)
Communications Equipment (0.7%)
Arista Networks, Inc.*	49,468	$4,637,130
Cisco Systems, Inc.	922,776	39,347,169
F5, Inc.*	13,732	2,101,545
Juniper Networks, Inc.	71,519	2,038,292
Motorola Solutions, Inc.	37,388	7,836,525

		55,960,661

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	132,584	8,535,758
CDW Corp.	30,773	4,848,594
Corning, Inc.	171,951	5,418,176
Keysight Technologies, Inc.*	40,176	5,538,261
TE Connectivity Ltd.	72,071	8,154,834
Teledyne Technologies, Inc.*	10,328	3,874,136
Trimble, Inc.*	55,247	3,217,033
Zebra Technologies Corp., Class A*	11,671	3,430,690

		43,017,482

IT Services (4.0%)
Accenture plc, Class A	140,699	39,065,077
Akamai Technologies, Inc.*	35,920	3,280,574
Automatic Data Processing, Inc.	92,983	19,530,149
Broadridge Financial Solutions, Inc.	26,118	3,723,121
Cognizant Technology Solutions Corp., Class A	116,272	7,847,197
DXC Technology Co.*	52,761	1,599,186
EPAM Systems, Inc.*	12,647	3,728,083
Fidelity National Information Services, Inc.	137,014	12,560,073
Fiserv, Inc.*	129,187	11,493,767
FleetCor Technologies, Inc.*	17,180	3,609,690
Gartner, Inc.*	17,739	4,289,822
Global Payments, Inc.	63,034	6,974,082
International Business Machines Corp.	200,079	28,249,154
Jack Henry & Associates, Inc.	16,081	2,894,902
Mastercard, Inc., Class A	190,392	60,064,868
Paychex, Inc.	71,074	8,093,196
PayPal Holdings, Inc.*	257,891	18,011,107
VeriSign, Inc.*	20,496	3,429,596
Visa, Inc., Class A	365,568	71,976,684

		310,420,328

Semiconductors & Semiconductor Equipment (4.7%)
Advanced Micro Devices, Inc.*	359,467	27,488,442
Analog Devices, Inc.	116,290	16,988,806
Applied Materials, Inc.	196,570	17,883,939
Broadcom, Inc.	90,692	44,059,081
Enphase Energy, Inc.*	30,634	5,980,982
Intel Corp.	908,300	33,979,503
KLA Corp.	33,363	10,645,466
Lam Research Corp.	30,880	13,159,512
Microchip Technology, Inc.	123,077	7,148,312
Micron Technology, Inc.	247,879	13,702,751
Monolithic Power Systems, Inc.	9,780	3,755,911
NVIDIA Corp.	556,223	84,317,845
NXP Semiconductors NV	57,612	8,528,304
ON Semiconductor Corp.*	96,518	4,855,821
Qorvo, Inc.*	25,443	2,399,784
QUALCOMM, Inc.	247,841	31,659,209
Skyworks Solutions, Inc.	34,696	3,214,237
SolarEdge Technologies, Inc.*	12,580	3,442,894
Teradyne, Inc.	34,175	3,060,371
Texas Instruments, Inc.	205,813	31,623,168

		367,894,338

Software (8.1%)
Adobe, Inc.*	104,985	38,430,809
ANSYS, Inc.*	19,108	4,572,353
Autodesk, Inc.*	48,694	8,373,420
Cadence Design Systems, Inc.*	61,349	9,204,190
Ceridian HCM Holding, Inc.*	33,419	1,573,367
Citrix Systems, Inc.	28,784	2,796,941
Fortinet, Inc.*	146,250	8,274,825
Intuit, Inc.	62,683	24,160,536
Microsoft Corp.	1,661,336	426,680,925
NortonLifeLock, Inc.	132,078	2,900,433
Oracle Corp.	348,774	24,368,839
Paycom Software, Inc.*	11,150	3,123,338
PTC, Inc.*	22,793	2,423,808
Roper Technologies, Inc.	23,351	9,215,472
Salesforce, Inc.*	220,694	36,423,338
ServiceNow, Inc.*	44,752	21,280,471
Synopsys, Inc.*	33,966	10,315,474
Tyler Technologies, Inc.*	9,068	3,014,929

		637,133,468

Technology Hardware, Storage & Peripherals (6.2%)
Apple, Inc.	3,415,492	466,966,066
Hewlett Packard Enterprise Co.	297,620	3,946,441
HP, Inc.	233,441	7,652,196
NetApp, Inc.	48,404	3,157,877
Seagate Technology Holdings plc	44,580	3,184,795
Western Digital Corp.*	69,680	3,123,755

		488,031,130

Total Information Technology		1,902,457,407

Materials (2.4%)
Chemicals (1.6%)
Air Products and Chemicals, Inc.	49,080	11,802,758
Albemarle Corp.	26,599	5,558,659
Celanese Corp.	23,914	2,812,526
CF Industries Holdings, Inc.	46,551	3,990,817
Corteva, Inc.	160,937	8,713,129
Dow, Inc.	162,868	8,405,617
DuPont de Nemours, Inc.	113,540	6,310,553
Eastman Chemical Co.	29,889	2,683,136
Ecolab, Inc.	55,189	8,485,861
FMC Corp.	27,083	2,898,152
International Flavors & Fragrances, Inc.	57,614	6,862,980
Linde plc	111,795	32,144,416
LyondellBasell Industries NV, Class A	57,907	5,064,546
Mosaic Co. (The)	80,577	3,805,652
PPG Industries, Inc.	52,552	6,008,796
Sherwin-Williams Co. (The)	53,398	11,956,346

		127,503,944

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Construction Materials (0.1%)
Martin Marietta Materials, Inc.	14,195	$4,247,712
Vulcan Materials Co.	29,376	4,174,329

		8,422,041

Containers & Packaging (0.3%)
Amcor plc	330,257	4,105,095
Avery Dennison Corp.	18,289	2,960,440
Ball Corp.	71,647	4,927,164
International Paper Co.	83,872	3,508,366
Packaging Corp. of America	20,154	2,771,175
Sealed Air Corp.	33,250	1,919,190
Westrock Co.	53,343	2,125,185

		22,316,615

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	319,314	9,343,128
Newmont Corp.	176,524	10,533,187
Nucor Corp.	58,335	6,090,757

		25,967,072

Total Materials		184,209,672

Real Estate (2.6%)
Equity Real Estate Investment Trusts (REITs) (2.6%)
Alexandria Real Estate Equities, Inc. (REIT)	33,277	4,826,163
American Tower Corp. (REIT)	103,746	26,516,440
AvalonBay Communities, Inc. (REIT)	30,887	5,999,800
Boston Properties, Inc. (REIT)	30,156	2,683,281
Camden Property Trust (REIT)	23,410	3,148,177
Crown Castle International Corp. (REIT)	96,955	16,325,283
Digital Realty Trust, Inc. (REIT)	62,820	8,155,921
Duke Realty Corp. (REIT)	84,307	4,632,670
Equinix, Inc. (REIT)	20,274	13,320,423
Equity Residential (REIT)	75,232	5,433,255
Essex Property Trust, Inc. (REIT)	14,645	3,829,814
Extra Space Storage, Inc. (REIT)	29,445	5,009,183
Federal Realty OP LP (REIT)	16,527	1,582,295
Healthpeak Properties, Inc. (REIT)	121,278	3,142,313
Host Hotels & Resorts, Inc. (REIT)	157,189	2,464,723
Iron Mountain, Inc. (REIT)	65,178	3,173,517
Kimco Realty Corp. (REIT)	140,510	2,777,883
Mid-America Apartment Communities, Inc. (REIT)	25,259	4,411,990
Prologis, Inc. (REIT)	163,810	19,272,246
Public Storage (REIT)	33,771	10,559,179
Realty Income Corp. (REIT)	133,634	9,121,857
Regency Centers Corp. (REIT)	34,367	2,038,307
SBA Communications Corp. (REIT)	24,080	7,706,804
Simon Property Group, Inc. (REIT)	72,418	6,873,917
UDR, Inc. (REIT)	67,382	3,102,267
Ventas, Inc. (REIT)	90,049	4,631,220
VICI Properties, Inc. (REIT)	213,914	6,372,498
Vornado Realty Trust (REIT)	30,882	882,916
Welltower, Inc. (REIT)	100,841	8,304,256
Weyerhaeuser Co. (REIT)	165,426	5,478,909

		201,777,507

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	70,790	5,210,852

Total Real Estate		206,988,359

Utilities (2.8%)
Electric Utilities (1.8%)
Alliant Energy Corp.	57,759	3,385,255
American Electric Power Co., Inc.	114,075	10,944,355
Constellation Energy Corp.	72,276	4,138,524
Duke Energy Corp.	172,314	18,473,784
Edison International	84,963	5,373,060
Entergy Corp.	46,410	5,227,622
Evergy, Inc.	50,760	3,312,090
Eversource Energy	77,874	6,578,017
Exelon Corp.	216,827	9,826,600
FirstEnergy Corp.	129,648	4,977,187
NextEra Energy, Inc.	437,256	33,869,850
NRG Energy, Inc.	49,268	1,880,559
Pinnacle West Capital Corp.	24,738	1,808,843
PPL Corp.	158,407	4,297,582
Southern Co. (The)	237,666	16,947,962
Xcel Energy, Inc.	122,345	8,657,132

		139,698,422

Gas Utilities (0.0%)†
Atmos Energy Corp.	30,495	3,418,490

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	146,817	3,084,625

Multi-Utilities (0.9%)
Ameren Corp.	57,025	5,152,779
CenterPoint Energy, Inc.	144,180	4,264,844
CMS Energy Corp.	63,150	4,262,625
Consolidated Edison, Inc.	78,308	7,447,091
Dominion Energy, Inc.	179,305	14,310,332
DTE Energy Co.	42,688	5,410,704
NiSource, Inc.	95,137	2,805,590
Public Service Enterprise Group, Inc.	111,936	7,083,310
Sempra Energy	69,259	10,407,550
WEC Energy Group, Inc.	69,346	6,978,982

		68,123,807

Water Utilities (0.1%)
American Water Works Co., Inc.	39,595	5,890,548

Total Utilities		220,215,892

Total Common Stocks (90.2%) (Cost $3,024,752,904)		7,086,557,136

SHORT-TERM INVESTMENTS:
Investment Company (3.6%)
JPMorgan Prime Money Market Fund, IM Shares	280,334,642	280,390,708

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.0%)†
Deutsche Bank Securities, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $2,419,141, collateralized by various U.S. Government Agency Securities, ranging from 2.000%-4.000%, maturing 1/1/45-4/1/52; total market value $2,467,421. (xx)	$2,419,040	$2,419,040

Total Short-Term Investments (3.6%) (Cost $282,854,745)		282,809,748

Total Investments in Securities (93.8%) (Cost $3,307,607,649)		7,369,366,884
Other Assets Less Liabilities (6.2%)		488,191,656

Net Assets (100%)		$7,857,558,540

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $5,609,420. This was collateralized by $3,450,135 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.000%, maturing 8/4/22 – 5/15/52 and by cash of $2,419,040 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2022, were as follows:

Security Description	Shares at June 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	91,619	20,411,332	—	(1,883,895)	1,120,882	(5,193,590)	14,454,729	271,615	—
Capital Markets
BlackRock, Inc.	31,564	31,373,494	—	(1,964,284)	1,075,768	(11,261,239)	19,223,739	323,539	—

Total		51,784,826	—	(3,848,179)	2,196,650	(16,454,829)	33,678,468	595,154	—

Futures contracts outstanding as of June 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
S&P 500 E-Mini Index	(1,372)	9/2022	USD	(259,959,700)	(2,415,229)

					(2,415,229)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$628,916,762	$—	$—	$628,916,762
Consumer Discretionary	746,288,742	—	—	746,288,742
Consumer Staples	494,921,609	—	—	494,921,609
Energy	308,339,965	—	—	308,339,965
Financials	767,710,843	—	—	767,710,843
Health Care	1,073,514,010	—	—	1,073,514,010
Industrials	552,993,875	—	—	552,993,875
Information Technology	1,902,457,407	—	—	1,902,457,407
Materials	184,209,672	—	—	184,209,672
Real Estate	206,988,359	—	—	206,988,359
Utilities	220,215,892	—	—	220,215,892
Short-Term Investments
Investment Company	280,390,708	—	—	280,390,708
Repurchase Agreement	—	2,419,040	—	2,419,040

Total Assets	$7,366,947,844	$2,419,040	$—	$7,369,366,884

Liabilities:
Futures	$(2,415,229)	$—	$—	$(2,415,229)

Total Liabilities	$(2,415,229)	$—	$—	$(2,415,229)

Total	$7,364,532,615	$2,419,040	$—	$7,366,951,655

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(2,415,229	)*

Total		$(2,415,229)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(237,291,539)	$(237,291,539)

Total	$(237,291,539)	$(237,291,539)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(17,809,295)	$(17,809,295)

Total	$(17,809,295)	$(17,809,295)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $648,577,000 during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 42%)*	$96,231,435
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 3%)*	$795,497,194

*	During the six months ended June 30, 2022, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total purchases and/or Sales).

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,298,638,220
Aggregate gross unrealized depreciation	(249,825,899)

Net unrealized appreciation	$4,048,812,321

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,318,139,334

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers(Cost $13,193,537)	$33,678,468
Unaffiliated Issuers (Cost $3,291,995,072)	7,333,269,376
Repurchase Agreements (Cost $2,419,040)	2,419,040
Cash	476,008,529
Cash held as collateral at broker for futures	11,642,800
Dividends, interest and other receivables	5,803,587
Due from broker for futures variation margin	1,743,265
Receivable for Portfolio shares sold	137,149
Securities lending income receivable	4,602
Other assets	95,335

Total assets	7,864,802,151

LIABILITIES
Investment management fees payable	2,740,087
Payable for return of collateral on securities loaned	2,419,040
Payable for Portfolio shares redeemed	1,076,977
Administrative fees payable	815,793
Distribution fees payable – Class IB	38,057
Trustees’ fees payable	148
Accrued expenses	153,509

Total liabilities	7,243,611

NET ASSETS	$7,857,558,540

Net assets were comprised of:
Paid in capital	$3,731,078,499
Total distributable earnings (loss)	4,126,480,041

Net assets	$7,857,558,540

Class IB
Net asset value, offering and redemption price per share, $179,293,638 / 6,801,888 shares outstanding (unlimited amount authorized: $0.01 par value)	$26.36

Class K
Net asset value, offering and redemption price per share, $7,678,264,902 / 287,894,056 shares outstanding (unlimited amount authorized: $0.01 par value)	$26.67

(x)	Includes value of securities on loan of $5,609,420.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends ($595,154 of dividend income received from affiliates) (net of $15,336 foreign withholding tax)	$65,441,873
Interest	459,715
Securities lending (net)	17,128

Total income	65,918,716

EXPENSES
Investment management fees	18,562,952
Administrative fees	5,471,573
Distribution fees – Class IB	259,220
Professional fees	150,917
Printing and mailing expenses	148,455
Trustees’ fees	144,481
Custodian fees	81,478
Miscellaneous	110,154

Total expenses	24,929,230

NET INVESTMENT INCOME (LOSS)	40,989,486

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($2,196,650 realized gain (loss) from affiliates)	392,564,797
Futures contracts	(237,291,539)
Foreign currency transactions	(1)

Net realized gain (loss)	155,273,257

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(16,454,829) of change in unrealized appreciation (depreciation) from affiliates)	(2,299,213,099)
Futures contracts	(17,809,295)

Net change in unrealized appreciation (depreciation)	(2,317,022,394)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,161,749,137)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,120,759,651)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$40,989,486	$73,143,329
Net realized gain (loss)	155,273,257	929,998,767
Net change in unrealized appreciation (depreciation)	(2,317,022,394)	1,484,632,472

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,120,759,651)	2,487,774,568

Distributions to shareholders:
Class IB	—	(23,194,709)
Class K	—	(1,016,736,564)

Total distributions to shareholders	—	(1,039,931,273)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 290,813 and 448,950 shares, respectively ]	8,665,572	14,465,924
Capital shares issued in reinvestment of dividends and distributions [ 0 and 705,071 shares, respectively ]	—	23,194,709
Capital shares repurchased [ (643,847) and (1,659,051) shares, respectively ]	(19,320,860)	(54,173,292)

Total Class IB transactions	(10,655,288)	(16,512,659)

Class K
Capital shares sold [ 6,618,745 and 8,611,475 shares, respectively ]	183,807,044	281,092,646
Capital shares issued in reinvestment of dividends and distributions [ 0 and 30,582,084 shares, respectively ]	—	1,016,736,564
Capital shares repurchased [ (27,541,286) and (49,380,620) shares, respectively ]	(827,302,638)	(1,621,999,448)

Total Class K transactions	(643,495,594)	(324,170,238)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(654,150,882)	(340,682,897)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,774,910,533)	1,107,160,398
NET ASSETS:
Beginning of period	10,632,469,073	9,525,308,675

End of period	$7,857,558,540	$10,632,469,073

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021	2020	2019	2018	2017
Net asset value, beginning of period	$33.31		$28.90	$27.26	$21.68	$23.87	$20.40

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.16	0.26	0.36	0.27	0.25
Net realized and unrealized gain (loss)	(7.05)		7.72	4.26	6.10	(1.65)	3.97

Total from investment operations	(6.95)		7.88	4.52	6.46	(1.38)	4.22

Less distributions:
Dividends from net investment income	—		(0.18)	(0.28)	(0.40)	(0.27)	(0.26)
Distributions from net realized gains	—		(3.29)	(2.60)	(0.48)	(0.54)	(0.49)

Total dividends and distributions	—		(3.47)	(2.88)	(0.88)	(0.81)	(0.75)

Net asset value, end of period	$26.36		$33.31	$28.90	$27.26	$21.68	$23.87

Total return (b)	(20.86)%		27.63%	17.01%	29.88%	(6.04)%	20.75%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$179,294		$238,308	$221,395	$212,697	$179,216	$218,739
Ratio of expenses to average net assets (a)(f)	0.79%		0.78%	0.80%	0.81%	0.81%	0.82%
Ratio of net investment income (loss) to average net assets (a)(f)	0.65%		0.48%	0.95%	1.41%	1.11%	1.10%
Portfolio turnover rate^	1	%(z)	3%	6%	4%	10%	4%

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021	2020	2019	2018	2017
Net asset value, beginning of period	$33.66		$29.17	$27.48	$21.84	$24.04	$20.54

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14		0.24	0.33	0.42	0.34	0.30
Net realized and unrealized gain (loss)	(7.13)		7.80	4.31	6.16	(1.66)	4.01

Total from investment operations	(6.99)		8.04	4.64	6.58	(1.32)	4.31

Less distributions:
Dividends from net investment income	—		(0.26)	(0.35)	(0.46)	(0.34)	(0.32)
Distributions from net realized gains	—		(3.29)	(2.60)	(0.48)	(0.54)	(0.49)

Total dividends and distributions	—		(3.55)	(2.95)	(0.94)	(0.88)	(0.81)

Net asset value, end of period	$26.67		$33.66	$29.17	$27.48	$21.84	$24.04

Total return (b)	(20.77)%		27.92%	17.32%	30.23%	(5.79)%	21.03%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,678,265		$10,394,162	$9,303,913	$9,283,867	$7,846,963	$8,686,557
Ratio of expenses to average net assets (a)(f)	0.54%		0.53%	0.55%	0.56%	0.56%	0.57%
Ratio of net investment income (loss) to average net assets (a)(f)	0.90%		0.73%	1.20%	1.66%	1.37%	1.35%
Portfolio turnover rate^	1	%(z)	3%	6%	4%	10%	4%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/400 MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Industrials	16.1%
Financials	13.1
Consumer Discretionary	11.9
Information Technology	11.4
Health Care	9.0
Real Estate	8.1
Investment Company	7.6
Materials	6.1
Utilities	3.6
Consumer Staples	3.5
Energy	3.5
Communication Services	1.4
Repurchase Agreements	1.2
Cash and Other	3.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$793.10	$3.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.60	4.23
Class K
Actual	1,000.00	793.80	2.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.84	2.98

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.85% and 0.60%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.4%)
Diversified Telecommunication Services (0.2%)
Iridium Communications, Inc.*	48,588	$1,824,965

Entertainment (0.1%)
World Wrestling Entertainment, Inc., Class A	16,221	1,013,650

Interactive Media & Services (0.3%)
TripAdvisor, Inc.*	38,632	687,650
Ziff Davis, Inc.*	17,938	1,336,919

		2,024,569

Media (0.8%)
Cable One, Inc.	1,858	2,395,557
John Wiley & Sons, Inc., Class A	16,485	787,324
New York Times Co. (The), Class A	63,266	1,765,121
TEGNA, Inc.	83,783	1,756,929

		6,704,931

Total Communication Services		11,568,115

Consumer Discretionary (11.9%)
Auto Components (1.3%)
Adient plc*	35,915	1,064,161
Dana, Inc.	54,611	768,377
Fox Factory Holding Corp.*	15,942	1,283,969
Gentex Corp.	88,773	2,482,981
Goodyear Tire & Rubber Co. (The)*	108,372	1,160,664
Lear Corp.	22,781	2,867,900
Visteon Corp.*	10,822	1,120,943

		10,748,995

Automobiles (0.4%)
Harley-Davidson, Inc.	55,947	1,771,282
Thor Industries, Inc. (x)	20,741	1,549,975

		3,321,257

Diversified Consumer Services (1.0%)
Graham Holdings Co., Class B	1,470	833,255
Grand Canyon Education, Inc.*	12,269	1,155,617
H&R Block, Inc.	60,584	2,139,827
Service Corp. International	60,259	4,165,102

		8,293,801

Hotels, Restaurants & Leisure (2.2%)
Boyd Gaming Corp.	30,368	1,510,808
Choice Hotels International, Inc.	12,613	1,407,989
Churchill Downs, Inc.	12,909	2,472,461
Cracker Barrel Old Country Store, Inc.	8,653	722,439
Light & Wonder, Inc.*	36,067	1,694,788
Marriott Vacations Worldwide Corp.	15,728	1,827,594
Papa John’s International, Inc.	11,987	1,001,154
Six Flags Entertainment Corp.*	29,300	635,810
Texas Roadhouse, Inc.	25,878	1,894,270
Travel + Leisure Co.	32,156	1,248,296
Wendy’s Co. (The)	65,065	1,228,427
Wingstop, Inc.	11,293	844,378
Wyndham Hotels & Resorts, Inc.	34,963	2,297,768

		18,786,182

Household Durables (1.3%)
Helen of Troy Ltd.*	9,001	1,461,852
KB Home	33,217	945,356
Leggett & Platt, Inc.	51,123	1,767,833
Taylor Morrison Home Corp.*	45,417	1,060,941
Tempur Sealy International, Inc.	66,639	1,424,076
Toll Brothers, Inc.	41,857	1,866,822
TopBuild Corp.*	12,466	2,083,817

		10,610,697

Leisure Products (1.1%)
Brunswick Corp.	28,748	1,879,544
Callaway Golf Co.*	44,371	905,168
Mattel, Inc.*	133,812	2,988,022
Polaris, Inc.	21,231	2,107,814
YETI Holdings, Inc. (x)*	32,653	1,412,895

		9,293,443

Multiline Retail (0.7%)
Kohl’s Corp.	48,815	1,742,207
Macy’s, Inc.	108,137	1,981,070
Nordstrom, Inc. (x)	42,224	892,193
Ollie’s Bargain Outlet Holdings, Inc.*	22,228	1,305,895

		5,921,365

Specialty Retail (2.4%)
American Eagle Outfitters, Inc. (x)	58,249	651,224
AutoNation, Inc.*	13,506	1,509,431
Dick’s Sporting Goods, Inc. (x)	22,037	1,660,929
Five Below, Inc.*	21,030	2,385,433
Foot Locker, Inc.	31,735	801,309
GameStop Corp., Class A (x)*	23,416	2,863,777
Gap, Inc. (The) (x)	80,709	665,042
Lithia Motors, Inc., Class A	10,984	3,018,513
Murphy USA, Inc.	8,452	1,968,217
RH*	6,675	1,416,835
Victoria’s Secret & Co.*	25,783	721,150
Williams-Sonoma, Inc.	26,585	2,949,606

		20,611,466

Textiles, Apparel & Luxury Goods (1.5%)
Capri Holdings Ltd.*	55,891	2,292,090
Carter’s, Inc.	15,295	1,077,992
Columbia Sportswear Co.	12,649	905,415
Crocs, Inc.*	23,375	1,137,661
Deckers Outdoor Corp.*	10,314	2,633,680
Hanesbrands, Inc.	132,218	1,360,523
Skechers USA, Inc., Class A*	51,078	1,817,355
Under Armour, Inc., Class A*	71,622	596,611
Under Armour, Inc., Class C*	76,956	583,327

		12,404,654

Total Consumer Discretionary		99,991,860

Consumer Staples (3.5%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A*	3,554	1,076,755

Food & Staples Retailing (1.3%)
BJ’s Wholesale Club Holdings, Inc.*	51,109	3,185,113
Casey’s General Stores, Inc.	14,050	2,598,969
Grocery Outlet Holding Corp.*	33,674	1,435,523

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Performance Food Group Co.*	59,183	$2,721,234
Sprouts Farmers Market, Inc.*	41,615	1,053,692

		10,994,531

Food Products (1.6%)
Darling Ingredients, Inc.*	61,265	3,663,647
Flowers Foods, Inc.	76,128	2,003,689
Hain Celestial Group, Inc. (The)*	33,628	798,329
Ingredion, Inc.	25,192	2,220,927
Lancaster Colony Corp.	7,506	966,622
Pilgrim’s Pride Corp.*	17,901	559,048
Post Holdings, Inc.*	21,215	1,747,055
Sanderson Farms, Inc.	8,032	1,731,137

		13,690,454

Household Products (0.1%)
Energizer Holdings, Inc.	24,886	705,518

Personal Products (0.4%)
BellRing Brands, Inc.*	41,357	1,029,376
Coty, Inc., Class A*	130,209	1,042,974
Nu Skin Enterprises, Inc., Class A	19,373	838,851

		2,911,201

Total Consumer Staples		29,378,459

Energy (3.5%)
Energy Equipment & Services (0.5%)
ChampionX Corp.	77,487	1,538,117
NOV, Inc.	149,889	2,534,623

		4,072,740

Oil, Gas & Consumable Fuels (3.0%)
Antero Midstream Corp.	125,145	1,132,562
CNX Resources Corp.*	74,045	1,218,781
DT Midstream, Inc.	36,625	1,795,357
EQT Corp.	112,225	3,860,540
Equitrans Midstream Corp.	153,931	979,001
HF Sinclair Corp.	57,023	2,575,159
Matador Resources Co.	42,151	1,963,815
Murphy Oil Corp.	55,509	1,675,817
PDC Energy, Inc.	36,226	2,231,884
Range Resources Corp.*	98,395	2,435,276
Targa Resources Corp.	86,365	5,153,400

		25,021,592

Total Energy		29,094,332

Financials (13.1%)
Banks (6.1%)
Associated Banc-Corp.	57,832	1,056,012
Bank of Hawaii Corp.	15,543	1,156,399
Bank OZK	42,862	1,608,611
Cadence Bank	59,106	1,387,809
Cathay General Bancorp	28,681	1,122,861
Commerce Bancshares, Inc.	41,498	2,724,344
Cullen/Frost Bankers, Inc.	21,770	2,535,117
East West Bancorp, Inc.	54,075	3,504,060
First Financial Bankshares, Inc.	49,146	1,929,963
First Horizon Corp.	203,216	4,442,302
FNB Corp.	128,648	1,397,117
Fulton Financial Corp.	61,074	882,519
Glacier Bancorp, Inc.	41,071	1,947,587
Hancock Whitney Corp.	32,875	1,457,349
Home BancShares, Inc.	71,819	1,491,681
International Bancshares Corp.	20,154	807,772
Old National Bancorp	110,273	1,630,938
PacWest Bancorp	44,463	1,185,384
Pinnacle Financial Partners, Inc.	29,137	2,106,896
Prosperity Bancshares, Inc.	34,898	2,382,486
Synovus Financial Corp.	55,521	2,001,532
Texas Capital Bancshares, Inc.*	19,168	1,009,004
UMB Financial Corp.	16,585	1,427,969
Umpqua Holdings Corp.	83,394	1,398,517
United Bankshares, Inc.	51,641	1,811,050
Valley National Bancorp	159,567	1,661,092
Washington Federal, Inc.	24,695	741,344
Webster Financial Corp.	67,579	2,848,455
Wintrust Financial Corp.	23,006	1,843,931

		51,500,101

Capital Markets (1.7%)
Affiliated Managers Group, Inc.	14,682	1,711,921
Evercore, Inc., Class A	15,410	1,442,530
Federated Hermes, Inc.	36,668	1,165,676
Interactive Brokers Group, Inc., Class A	33,082	1,819,841
Janus Henderson Group plc	63,081	1,483,034
Jefferies Financial Group, Inc.	72,435	2,000,655
SEI Investments Co.	39,418	2,129,360
Stifel Financial Corp.	40,458	2,266,457

		14,019,474

Consumer Finance (0.4%)
FirstCash Holdings, Inc.	14,917	1,036,881
Navient Corp.	56,141	785,413
SLM Corp.	102,198	1,629,036

		3,451,330

Diversified Financial Services (0.3%)
Voya Financial, Inc.	38,787	2,308,990

Insurance (4.0%)
Alleghany Corp.*	5,108	4,255,475
American Financial Group, Inc.	25,244	3,504,120
Brighthouse Financial, Inc.*	28,431	1,166,240
CNO Financial Group, Inc.	43,993	795,833
First American Financial Corp.	40,773	2,157,707
Hanover Insurance Group, Inc. (The)	13,472	1,970,280
Kemper Corp.	22,666	1,085,701
Kinsale Capital Group, Inc.	8,224	1,888,559
Mercury General Corp.	9,849	436,311
Old Republic International Corp.	109,111	2,439,722
Primerica, Inc.	14,608	1,748,431
Reinsurance Group of America, Inc.	25,433	2,983,037
RenaissanceRe Holdings Ltd.	16,804	2,627,641
RLI Corp.	15,090	1,759,343
Selective Insurance Group, Inc.	23,086	2,007,097
Unum Group	76,339	2,597,053

		33,422,550

Thrifts & Mortgage Finance (0.6%)
Essent Group Ltd.	40,847	1,588,948
MGIC Investment Corp.	117,530	1,480,878
New York Community Bancorp, Inc.	178,530	1,629,979

		4,699,805

Total Financials		109,402,250

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (9.0%)
Biotechnology (1.7%)
Arrowhead Pharmaceuticals, Inc.*	40,718	$1,433,681
Exelixis, Inc.*	121,758	2,535,002
Halozyme Therapeutics, Inc. (x)*	52,368	2,304,192
Neurocrine Biosciences, Inc.*	36,282	3,536,769
United Therapeutics Corp.*	17,197	4,052,301

		13,861,945

Health Care Equipment & Supplies (2.9%)
Enovis Corp.*	17,845	981,475
Envista Holdings Corp.*	61,732	2,379,151
Globus Medical, Inc., Class A*	30,312	1,701,716
Haemonetics Corp.*	19,352	1,261,363
ICU Medical, Inc.*	7,683	1,263,008
Inari Medical, Inc.*	12,907	877,547
Integra LifeSciences Holdings Corp.*	27,141	1,466,428
LivaNova plc*	20,502	1,280,760
Masimo Corp.*	19,408	2,536,043
Neogen Corp.*	41,101	990,123
NuVasive, Inc.*	20,033	984,822
Penumbra, Inc.*	13,474	1,677,783
QuidelOrtho Corp.*	18,940	1,840,589
Shockwave Medical, Inc.*	13,587	2,597,427
STAAR Surgical Co.*	18,378	1,303,552
Tandem Diabetes Care, Inc.*	24,446	1,446,959

		24,588,746

Health Care Providers & Services (2.2%)
Acadia Healthcare Co., Inc.*	34,390	2,325,796
Amedisys, Inc.*	12,344	1,297,601
Chemed Corp.	5,682	2,667,074
Encompass Health Corp.	38,067	2,133,655
HealthEquity, Inc.*	32,026	1,966,076
LHC Group, Inc.*	11,779	1,834,462
Option Care Health, Inc.*	53,270	1,480,373
Patterson Cos., Inc.	32,854	995,476
Progyny, Inc.*	27,208	790,393
R1 RCM, Inc.*	51,030	1,069,589
Tenet Healthcare Corp.*	40,943	2,151,964

		18,712,459

Life Sciences Tools & Services (1.5%)
Azenta, Inc.	28,365	2,045,117
Bruker Corp.	37,962	2,382,495
Medpace Holdings, Inc.*	10,218	1,529,328
Repligen Corp.*	19,627	3,187,425
Sotera Health Co.*	37,577	736,133
Syneos Health, Inc.*	38,914	2,789,356

		12,669,854

Pharmaceuticals (0.7%)
Jazz Pharmaceuticals plc*	23,657	3,690,728
Perrigo Co. plc	51,247	2,079,091

		5,769,819

Total Health Care		75,602,823

Industrials (16.1%)
Aerospace & Defense (1.2%)
Axon Enterprise, Inc.*	26,957	2,511,584
Curtiss-Wright Corp.	14,594	1,927,283
Hexcel Corp.	32,195	1,684,120
Mercury Systems, Inc.*	21,893	1,408,377
Woodward, Inc.	23,022	2,129,305

		9,660,669

Air Freight & Logistics (0.2%)
GXO Logistics, Inc.*	38,528	1,667,107

Airlines (0.1%)
JetBlue Airways Corp.*	123,050	1,029,928

Building Products (2.1%)
Builders FirstSource, Inc.*	65,584	3,521,861
Carlisle Cos., Inc.	19,625	4,682,721
Lennox International, Inc.	12,541	2,590,845
Owens Corning	36,852	2,738,472
Simpson Manufacturing Co., Inc.	16,448	1,654,834
Trex Co., Inc.*	42,972	2,338,536

		17,527,269

Commercial Services & Supplies (1.3%)
Brink’s Co. (The)	17,851	1,083,734
Clean Harbors, Inc.*	19,208	1,683,966
IAA, Inc.*	51,056	1,673,105
MillerKnoll, Inc.	28,679	753,397
MSA Safety, Inc.	13,992	1,694,012
Stericycle, Inc.*	35,285	1,547,247
Tetra Tech, Inc.	20,269	2,767,732

		11,203,193

Construction & Engineering (1.6%)
AECOM	53,860	3,512,749
Dycom Industries, Inc.*	11,185	1,040,652
EMCOR Group, Inc.	19,414	1,998,866
Fluor Corp.*	54,385	1,323,731
MasTec, Inc.*	21,693	1,554,520
MDU Resources Group, Inc.	76,994	2,078,068
Valmont Industries, Inc.	8,131	1,826,467

		13,335,053

Electrical Equipment (1.6%)
Acuity Brands, Inc.	13,125	2,021,775
EnerSys	15,618	920,837
Hubbell, Inc.	20,371	3,637,853
nVent Electric plc	63,032	1,974,793
Regal Rexnord Corp.	25,436	2,887,495
Sunrun, Inc.*	79,762	1,863,240
Vicor Corp.*	8,224	450,100

		13,756,093

Machinery (3.7%)
AGCO Corp.	23,234	2,293,196
Chart Industries, Inc.*	13,624	2,280,385
Crane Holdings Co.	18,087	1,583,698
Donaldson Co., Inc.	46,772	2,251,604
Esab Corp.	17,178	751,537
Flowserve Corp.	50,081	1,433,819
Graco, Inc.	64,354	3,823,271
ITT, Inc.	31,698	2,131,374
Kennametal, Inc.	31,548	732,860
Lincoln Electric Holdings, Inc.	22,054	2,720,581
Middleby Corp. (The)*	20,647	2,588,308
Oshkosh Corp.	24,961	2,050,297

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Terex Corp.	26,428	$723,334
Timken Co. (The)	25,609	1,358,557
Toro Co. (The)	39,721	3,010,455
Watts Water Technologies, Inc., Class A	10,434	1,281,713

		31,014,989

Marine (0.2%)
Kirby Corp.*	23,106	1,405,769

Professional Services (1.7%)
ASGN, Inc.*	19,398	1,750,669
CACI International, Inc., Class A*	8,915	2,512,069
FTI Consulting, Inc.*	13,119	2,372,571
Insperity, Inc.	13,499	1,347,605
KBR, Inc.	53,116	2,570,283
ManpowerGroup, Inc.	20,021	1,529,805
Science Applications International Corp.	21,190	1,972,789

		14,055,791

Road & Rail (1.5%)
Avis Budget Group, Inc.*	13,015	1,914,246
Knight-Swift Transportation Holdings, Inc.	62,093	2,874,285
Landstar System, Inc.	14,094	2,049,549
Ryder System, Inc.	19,412	1,379,417
Saia, Inc.*	10,095	1,897,860
Werner Enterprises, Inc.	22,095	851,541
XPO Logistics, Inc.*	37,836	1,822,182

		12,789,080

Trading Companies & Distributors (0.9%)
GATX Corp.	13,671	1,287,262
MSC Industrial Direct Co., Inc., Class A	18,129	1,361,669
Univar Solutions, Inc.*	63,947	1,590,362
Watsco, Inc.	12,593	3,007,460

		7,246,753

Total Industrials		134,691,694

Information Technology (11.4%)
Communications Equipment (0.8%)
Calix, Inc.*	21,428	731,552
Ciena Corp.*	57,749	2,639,130
Lumentum Holdings, Inc.*	26,193	2,080,248
Viasat, Inc.*	28,167	862,755

		6,313,685

Electronic Equipment, Instruments & Components (2.9%)
Arrow Electronics, Inc.*	25,069	2,809,984
Avnet, Inc.	36,967	1,585,145
Belden, Inc.	16,581	883,270
Cognex Corp.	65,954	2,804,364
Coherent, Inc.*	9,464	2,519,506
II-VI, Inc. (x)*	40,654	2,071,321
IPG Photonics Corp.*	13,193	1,241,857
Jabil, Inc.	53,608	2,745,266
Littelfuse, Inc.	9,415	2,391,787
National Instruments Corp.	49,934	1,559,439
TD SYNNEX Corp.	15,694	1,429,723
Vishay Intertechnology, Inc.	50,248	895,419
Vontier Corp.	61,121	1,405,172

		24,342,253

IT Services (1.8%)
Bread Financial Holdings, Inc.	18,849	698,544
Concentrix Corp.	16,395	2,223,818
Euronet Worldwide, Inc.*	19,190	1,930,322
Genpact Ltd.	64,559	2,734,719
Kyndryl Holdings, Inc.*	67,954	664,590
Maximus, Inc.	23,059	1,441,418
Sabre Corp.*	126,157	735,495
Western Union Co. (The)	146,544	2,413,580
WEX, Inc.*	16,969	2,639,698

		15,482,184

Semiconductors & Semiconductor Equipment (2.9%)
Amkor Technology, Inc. (x)	37,978	643,727
Cirrus Logic, Inc.*	21,689	1,573,320
CMC Materials, Inc.	10,949	1,910,491
First Solar, Inc.*	37,793	2,574,837
Lattice Semiconductor Corp.*	52,340	2,538,490
MKS Instruments, Inc.	21,207	2,176,474
Power Integrations, Inc.	22,095	1,657,346
Semtech Corp.*	24,008	1,319,720
Silicon Laboratories, Inc.*	13,887	1,947,235
SiTime Corp.*	5,911	963,670
SunPower Corp. (x)*	31,810	502,916
Synaptics, Inc.*	15,143	1,787,631
Universal Display Corp.	16,618	1,680,745
Wolfspeed, Inc.*	47,133	2,990,589

		24,267,191

Software (2.9%)
ACI Worldwide, Inc.*	43,575	1,128,157
Aspen Technology, Inc.*	10,718	1,968,682
Blackbaud, Inc.*	17,328	1,006,237
CDK Global, Inc.	44,627	2,444,221
CommVault Systems, Inc.*	16,872	1,061,249
Envestnet, Inc.*	13,933	735,244
Fair Isaac Corp.*	9,844	3,946,460
Manhattan Associates, Inc.*	24,113	2,763,350
NCR Corp.*	51,855	1,613,209
Paylocity Holding Corp.*	15,162	2,644,556
Qualys, Inc.*	12,642	1,594,662
Sailpoint Technologies Holdings, Inc. (x)*	35,789	2,243,254
Teradata Corp.*	39,746	1,470,999

		24,620,280

Technology Hardware, Storage & Peripherals (0.1%)
Xerox Holdings Corp.	45,120	670,032

Total Information Technology		95,695,625

Materials (6.1%)
Chemicals (2.4%)
Ashland Global Holdings, Inc.	19,253	1,984,022
Avient Corp.	34,641	1,388,411
Cabot Corp.	21,425	1,366,701
Chemours Co. (The)	59,018	1,889,756
Ingevity Corp.*	14,544	918,308

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Minerals Technologies, Inc.	12,606	$773,252
NewMarket Corp.	2,533	762,332
Olin Corp.	52,686	2,438,308
RPM International, Inc.	49,099	3,865,073
Scotts Miracle-Gro Co. (The)	15,363	1,213,523
Sensient Technologies Corp.	15,912	1,281,871
Valvoline, Inc.	67,177	1,936,713

		19,818,270

Construction Materials (0.2%)
Eagle Materials, Inc.	14,958	1,644,483

Containers & Packaging (0.8%)
AptarGroup, Inc.	24,924	2,572,406
Greif, Inc., Class A	10,194	635,902
Silgan Holdings, Inc.	32,300	1,335,605
Sonoco Products Co.	36,826	2,100,555

		6,644,468

Metals & Mining (2.5%)
Alcoa Corp.	70,152	3,197,528
Cleveland-Cliffs, Inc.*	181,030	2,782,431
Commercial Metals Co.	45,996	1,522,468
Reliance Steel & Aluminum Co.	23,516	3,994,428
Royal Gold, Inc.	25,057	2,675,587
Steel Dynamics, Inc.	68,048	4,501,375
United States Steel Corp.	98,795	1,769,418
Worthington Industries, Inc.	12,180	537,138

		20,980,373

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	31,174	1,633,829

Total Materials		50,721,423

Real Estate (8.1%)
Equity Real Estate Investment Trusts (REITs) (7.7%)
American Campus Communities, Inc. (REIT)	53,035	3,419,166
Apartment Income REIT Corp. (REIT)	60,002	2,496,083
Brixmor Property Group, Inc. (REIT)	113,868	2,301,272
Corporate Office Properties Trust (REIT)	42,529	1,113,835
Cousins Properties, Inc. (REIT)	56,297	1,645,561
Douglas Emmett, Inc. (REIT)	67,406	1,508,546
EastGroup Properties, Inc. (REIT)	15,822	2,441,809
EPR Properties (REIT)	28,819	1,352,476
First Industrial Realty Trust, Inc. (REIT)	50,110	2,379,223
Healthcare Realty Trust, Inc. (REIT)	57,552	1,565,414
Highwoods Properties, Inc. (REIT)	40,369	1,380,216
Hudson Pacific Properties, Inc. (REIT)	54,902	814,746
Independence Realty Trust, Inc. (REIT)	83,555	1,732,095
JBG SMITH Properties (REIT)	41,273	975,694
Kilroy Realty Corp. (REIT)	39,773	2,081,321
Kite Realty Group Trust (REIT)	82,924	1,433,756
Lamar Advertising Co. (REIT), Class A	33,129	2,914,358
Life Storage, Inc. (REIT)	32,026	3,576,023
Macerich Co. (The) (REIT)	83,061	723,461
Medical Properties Trust, Inc. (REIT)	227,807	3,478,613
National Retail Properties, Inc. (REIT)	67,055	2,883,365
National Storage Affiliates Trust (REIT)	31,943	1,599,386
Omega Healthcare Investors, Inc. (REIT) (x)	89,292	2,517,142
Park Hotels & Resorts, Inc. (REIT)	88,077	1,195,205
Pebblebrook Hotel Trust (REIT)	49,745	824,275
Physicians Realty Trust (REIT)	85,526	1,492,429
PotlatchDeltic Corp. (REIT)	26,639	1,177,177
PS Business Parks, Inc. (REIT)	7,736	1,447,792
Rayonier, Inc. (REIT)	55,645	2,080,010
Rexford Industrial Realty, Inc. (REIT)	62,644	3,607,668
Sabra Health Care REIT, Inc. (REIT)	88,246	1,232,797
SL Green Realty Corp. (REIT) (x)	24,272	1,120,153
Spirit Realty Capital, Inc. (REIT)	50,985	1,926,213
STORE Capital Corp. (REIT)	95,857	2,499,951

		64,937,231

Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.*	18,549	3,243,478

Total Real Estate		68,180,709

Utilities (3.6%)
Electric Utilities (1.3%)
ALLETE, Inc.	21,634	1,271,646
Hawaiian Electric Industries, Inc.	41,388	1,692,769
IDACORP, Inc.	19,127	2,025,932
OGE Energy Corp.	76,392	2,945,676
PNM Resources, Inc.	32,499	1,552,802
Portland General Electric Co.	33,829	1,634,956

		11,123,781

Gas Utilities (1.5%)
National Fuel Gas Co.	34,623	2,286,849
New Jersey Resources Corp.	36,881	1,642,311
ONE Gas, Inc.	20,568	1,669,916
Southwest Gas Holdings, Inc.	25,378	2,209,916
Spire, Inc.	19,938	1,482,789
UGI Corp.	79,992	3,088,491

		12,380,272

Multi-Utilities (0.3%)
Black Hills Corp.	24,612	1,791,015
NorthWestern Corp.	20,477	1,206,710

		2,997,725

Water Utilities (0.5%)
Essential Utilities, Inc.	87,597	4,016,323

Total Utilities		30,518,101

Total Common Stocks (87.7%) (Cost $612,189,843)		734,845,391

SHORT-TERM INVESTMENTS:
Investment Company (7.6%)
JPMorgan Prime Money Market Fund, IM Shares	63,843,740	63,856,509

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.2%)
Deutsche Bank Securities, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $3,464,229, collateralized by various U.S. Government Agency Securities, ranging from 2.000%-4.000%, maturing 1/1/45-4/1/52; total market value $3,533,367. (xx)	$3,464,085	$3,464,085
MetLife, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $2,000,083, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-11/15/47; total market value $2,040,901. (xx)	2,000,000	2,000,000
National Bank of Canada, 1.70%, dated 6/30/22, due 7/7/22, repurchase price $4,801,587, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 11/3/22-2/15/51; total market value $5,293,473. (xx)	4,800,000	4,800,000

Total Repurchase Agreements		10,264,085

Total Short-Term Investments (8.8%) (Cost $74,130,803)		74,120,594

Total Investments in Securities (96.5%) (Cost $686,320,646)		808,965,985
Other Assets Less Liabilities (3.5%)		29,469,442

Net Assets (100%)		$838,435,427

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $11,349,421. This was collateralized by $1,529,606 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.000%, maturing 7/15/22 – 2/15/52 and by cash of $10,264,085 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

Futures contracts outstanding as of June 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
S&P Midcap 400 E-Mini Index	(118)	9/2022	USD	(26,762,400)	(546,622)

					(546,622)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$11,568,115	$—	$—	$11,568,115
Consumer Discretionary	99,991,860	—	—	99,991,860
Consumer Staples	29,378,459	—	—	29,378,459
Energy	29,094,332	—	—	29,094,332
Financials	109,402,250	—	—	109,402,250
Health Care	75,602,823	—	—	75,602,823
Industrials	134,691,694	—	—	134,691,694
Information Technology	95,695,625	—	—	95,695,625
Materials	50,721,423	—	—	50,721,423
Real Estate	68,180,709	—	—	68,180,709
Utilities	30,518,101	—	—	30,518,101
Short-Term Investments
Investment Company	63,856,509	—	—	63,856,509
Repurchase Agreements	—	10,264,085	—	10,264,085

Total Assets	$798,701,900	$10,264,085	$—	$808,965,985

Liabilities:
Futures	$(546,622)	$—	$—	$(546,622)

Total Liabilities	$(546,622)	$—	$—	$(546,622)

Total	$798,155,278	$10,264,085	$—	$808,419,363

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(546,622	)*

Total		$(546,622)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(23,057,559)	$(23,057,559)

Total	$(23,057,559)	$(23,057,559)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(2,721,657)	$(2,721,657)

Total	$(2,721,657)	$(2,721,657)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $65,639,000 during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 14%)*	$124,914,337
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 32%)*	$47,226,349

*	During the six months ended June 30, 2022, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total purchases and/or Sales).

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$176,743,838
Aggregate gross unrealized depreciation	(56,919,490)

Net unrealized appreciation	$119,824,348

Federal income tax cost of investments in securities and derivative instruments, if applicable	$688,595,015

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $676,056,561)	$798,701,900
Repurchase Agreements (Cost $10,264,085)	10,264,085
Cash	36,693,706
Cash held as collateral at broker for futures	2,441,100
Dividends, interest and other receivables	815,017
Due from broker for futures variation margin	387,822
Receivable for Portfolio shares sold	54,491
Securities lending income receivable	52,006
Other assets	9,757

Total assets	849,419,884

LIABILITIES
Payable for return of collateral on securities loaned	10,264,085
Investment management fees payable	315,100
Payable for Portfolio shares redeemed	201,510
Administrative fees payable	85,908
Distribution fees payable – Class IB	68,911
Trustees’ fees payable	769
Accrued expenses	48,174

Total liabilities	10,984,457

NET ASSETS	$838,435,427

Net assets were comprised of:
Paid in capital	$726,938,519
Total distributable earnings (loss)	111,496,908

Net assets	$838,435,427

Class IB
Net asset value, offering and redemption price per share, $319,457,355 / 16,147,741 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.78

Class K
Net asset value, offering and redemption price per share, $518,978,072 / 25,867,468 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.06

(x)	Includes value of securities on loan of $11,349,421.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends	$6,500,008
Interest	34,401
Securities lending (net)	89,642

Total income	6,624,051

EXPENSES
Investment management fees	2,015,239
Administrative fees	536,875
Distribution fees – Class IB	466,047
Professional fees	39,163
Custodian fees	22,889
Printing and mailing expenses	21,772
Trustees’ fees	13,677
Miscellaneous	12,066

Total expenses	3,127,728

NET INVESTMENT INCOME (LOSS)	3,496,323

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	10,706,298
Futures contracts	(23,057,559)

Net realized gain (loss)	(12,351,261)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(189,142,124)
Futures contracts	(2,721,657)

Net change in unrealized appreciation (depreciation)	(191,863,781)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(204,215,042)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(200,718,719)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,496,323	$4,128,990
Net realized gain (loss)	(12,351,261)	117,817,246
Net change in unrealized appreciation (depreciation)	(191,863,781)	73,740,160

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(200,718,719)	195,686,396

Distributions to shareholders:
Class IB	—	(51,775,541)
Class K	—	(60,333,127)

Total distributions to shareholders	—	(112,108,668)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 217,968 and 826,392 shares, respectively ]	4,878,952	21,713,796
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,113,907 shares, respectively ]	—	51,775,541
Capital shares repurchased [ (1,201,000) and (3,049,509) shares, respectively ]	(26,844,258)	(80,073,162)

Total Class IB transactions	(21,965,306)	(6,583,825)

Class K
Capital shares sold [ 7,504,038 and 459,003 shares, respectively ]	165,900,521	12,167,776
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,432,868 shares, respectively ]	—	60,333,127
Capital shares repurchased [ (1,337,730) and (4,276,613) shares, respectively ]	(29,869,743)	(110,337,368)

Total Class K transactions	136,030,778	(37,836,465)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	114,065,472	(44,420,290)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(86,653,247)	39,157,438
NET ASSETS:
Beginning of period	925,088,674	885,931,236

End of period	$838,435,427	$925,088,674

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021	2020	2019	2018	2017
Net asset value, beginning of period	$24.94		$22.98	$21.77	$18.06	$22.57	$21.37

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.08	0.13	0.17	0.18	0.11
Net realized and unrealized gain (loss)	(5.23)		5.25	2.70	4.32	(2.80)	3.10

Total from investment operations	(5.16)		5.33	2.83	4.49	(2.62)	3.21

Less distributions:
Dividends from net investment income	—		(0.11)	(0.12)	(0.19)	(0.20)	(0.15)
Distributions from net realized gains	—		(3.26)	(1.50)	(0.59)	(1.68)	(1.86)
Return of capital	—		—	—	—	(0.01)	—

Total dividends and distributions	—		(3.37)	(1.62)	(0.78)	(1.89)	(2.01)

Net asset value, end of period	$19.78		$24.94	$22.98	$21.77	$18.06	$22.57

Total return (b)	(20.69)%		23.63%	13.47%	24.90%	(12.26)%	15.26%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$319,457		$427,324	$396,119	$388,635	$345,511	$449,715
Ratio of expenses to average net assets:
After waivers (a)(f)	0.85%		0.84%	0.85%	0.85%	0.85%	0.85%
Before waivers (a)(f)	0.85%		0.84%	0.86%	0.86%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.61%		0.32%	0.65%	0.83%	0.79%	0.48%
Before waivers (a)(f)	0.61%		0.32%	0.64%	0.83%	0.79%	0.48%
Portfolio turnover rate^	6	%(z)	17%	22%	21%	15%	16%

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021	2020	2019	2018	2017
Net asset value, beginning of period	$25.27		$23.23	$21.98	$18.22	$22.76	$21.54

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.15	0.18	0.23	0.24	0.16
Net realized and unrealized gain (loss)	(5.31)		5.32	2.74	4.36	(2.84)	3.12

Total from investment operations	(5.21)		5.47	2.92	4.59	(2.60)	3.28

Less distributions:
Dividends from net investment income	—		(0.17)	(0.17)	(0.24)	(0.24)	(0.20)
Distributions from net realized gains	—		(3.26)	(1.50)	(0.59)	(1.68)	(1.86)
Return of capital	—		—	—	—	(0.02)	—

Total dividends and distributions	—		(3.43)	(1.67)	(0.83)	(1.94)	(2.06)

Net asset value, end of period	$20.06		$25.27	$23.23	$21.98	$18.22	$22.76

Total return (b)	(20.62)%		24.00%	13.76%	25.24%	(12.05)%	15.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$518,978		$497,765	$489,812	$291,741	$209,756	$254,882
Ratio of expenses to average net assets:
After waivers (a)(f)	0.60%		0.59%	0.60%	0.60%	0.60%	0.60%
Before waivers (a)(f)	0.60%		0.59%	0.61%	0.61%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.90%		0.56%	0.88%	1.10%	1.04%	0.72%
Before waivers (a)(f)	0.90%		0.56%	0.88%	1.09%	1.04%	0.72%
Portfolio turnover rate^	6	%(z)	17%	22%	21%	15%	16%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/2000 MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Financials	14.8%
Health Care	14.6
Industrials	13.0
Information Technology	11.9
Investment Companies	9.4
Consumer Discretionary	8.7
Real Estate	6.4
Repurchase Agreements	6.1
Energy	4.8
Materials	3.6
Consumer Staples	3.2
Utilities	3.1
Communication Services	2.4
Cash and Other	(2.0)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$755.60	$3.59
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.70	4.14
Class K
Actual	1,000.00	756.60	2.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.94	2.89

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.83% and 0.58%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.4%)
Diversified Telecommunication Services (0.6%)
Anterix, Inc.*	15,023	$616,995
ATN International, Inc.	14,178	665,090
Bandwidth, Inc., Class A*	31,051	584,380
Charge Enterprises, Inc. (x)*	135,383	645,777
Cogent Communications Holdings, Inc.	56,723	3,446,490
Consolidated Communications Holdings, Inc.*	97,265	680,855
EchoStar Corp., Class A*	49,641	958,071
Globalstar, Inc. (x)*	918,232	1,129,425
IDT Corp., Class B*	19,287	485,068
Iridium Communications, Inc.*	164,270	6,169,981
Liberty Latin America Ltd., Class A*	46,314	361,249
Liberty Latin America Ltd., Class C*	207,216	1,614,213
Ooma, Inc.*	29,513	349,434
Radius Global Infrastructure, Inc.*	95,699	1,460,367
Starry Group Holdings, Inc., Class A (x)*	28,927	119,179

		19,286,574

Entertainment (0.3%)
Cinemark Holdings, Inc.*	143,733	2,158,870
IMAX Corp.*	66,813	1,128,472
Liberty Media Corp.-Liberty Braves, Class A (x)*	13,323	335,073
Liberty Media Corp.-Liberty Braves, Class C*	48,595	1,166,280
Lions Gate Entertainment Corp., Class A (x)*	78,083	726,953
Lions Gate Entertainment Corp., Class B*	155,601	1,373,957
Madison Square Garden Entertainment Corp.*	34,982	1,840,753
Marcus Corp. (The) (x)*	31,816	469,922
Playstudios, Inc. (x)*	97,494	417,274
Redbox Entertainment, Inc. (x)*	8,483	62,774
Reservoir Media, Inc. (x)*	22,010	143,505
Skillz, Inc. (x)*	395,363	490,250

		10,314,083

Interactive Media & Services (0.6%)
Arena Group Holdings, Inc. (The) (x)*	12,712	114,408
Bumble, Inc., Class A (x)*	111,596	3,141,427
Cargurus, Inc.*	133,512	2,869,173
Cars.com, Inc.*	91,759	865,287
DHI Group, Inc. (x)*	48,107	239,092
Eventbrite, Inc., Class A (x)*	99,289	1,019,698
EverQuote, Inc., Class A*	27,356	241,827
fuboTV, Inc. (x)*	233,838	577,580
Leafly Holdings, Inc.*	5,655	25,448
MediaAlpha, Inc., Class A*	29,978	295,283
Outbrain, Inc. (x)*	61,282	308,248
QuinStreet, Inc.*	66,527	669,262
TrueCar, Inc.*	125,791	325,799
Vimeo, Inc.*	184,602	1,111,304
Wejo Group Ltd. (x)*	29,725	35,373
Yelp, Inc.*	88,713	2,463,560
Ziff Davis, Inc.*	59,855	4,460,993
ZipRecruiter, Inc., Class A*	100,844	1,494,508

		20,258,270

Media (0.8%)
AdTheorent Holding Co., Inc. (x)*	20,784	64,223
Advantage Solutions, Inc. (x)*	102,423	389,207
AMC Networks, Inc., Class A*	37,874	1,102,891
Audacy, Inc.*	169,230	159,448
Boston Omaha Corp., Class A*	25,233	521,061
Cardlytics, Inc.*	43,871	978,762
Clear Channel Outdoor Holdings, Inc.*	490,084	524,390
Cumulus Media, Inc., Class A*	22,425	173,345
Daily Journal Corp.*	1,656	428,573
Entravision Communications Corp., Class A	69,435	316,624
EW Scripps Co. (The), Class A*	76,213	950,376
Gambling.com Group Ltd. (x)*	15,149	119,223
Gannett Co., Inc. (x)*	187,132	542,683
Gray Television, Inc.	114,578	1,935,222
iHeartMedia, Inc., Class A*	148,945	1,175,176
Innovid Corp. (x)*	29,019	48,172
Integral Ad Science Holding Corp. (x)*	42,850	425,500
John Wiley & Sons, Inc., Class A	54,679	2,611,469
Loyalty Ventures, Inc.*	30,236	107,943
Magnite, Inc.*	175,685	1,560,083
PubMatic, Inc., Class A (x)*	53,516	850,369
Scholastic Corp.	35,354	1,271,683
Sinclair Broadcast Group, Inc., Class A	54,371	1,109,168
Stagwell, Inc. (x)*	104,776	568,934
TechTarget, Inc.*	36,769	2,416,459
TEGNA, Inc.	286,460	6,007,066
Thryv Holdings, Inc.*	31,516	705,643
Urban One, Inc.*	15,556	66,580
Urban One, Inc. Class A*	23,437	127,966
WideOpenWest, Inc.*	69,833	1,271,659

		28,529,898

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	64,962	1,051,735
KORE Group Holdings, Inc. (x)*	41,394	127,079
Shenandoah Telecommunications Co.	64,732	1,437,050
Telephone and Data Systems, Inc.	136,182	2,150,314
United States Cellular Corp.*	20,384	590,321

		5,356,499

Total Communication Services		83,745,324

Consumer Discretionary (8.7%)
Auto Components (1.1%)
Adient plc*	122,246	3,622,149
American Axle & Manufacturing Holdings, Inc.*	151,228	1,138,747
Dana, Inc.	168,154	2,365,927
Dorman Products, Inc.*	33,925	3,721,912
Fox Factory Holding Corp.*	54,230	4,367,684
Gentherm, Inc.*	42,153	2,630,769
Goodyear Tire & Rubber Co. (The)*	367,607	3,937,071

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Holley, Inc. (x)*	61,635	$647,167
LCI Industries	31,580	3,533,170
Luminar Technologies, Inc. (x)*	309,086	1,832,880
Modine Manufacturing Co.*	59,601	627,599
Motorcar Parts of America, Inc.*	25,166	330,178
Patrick Industries, Inc.	27,299	1,415,180
Solid Power, Inc. (x)*	71,631	385,375
Standard Motor Products, Inc.	27,807	1,251,037
Stoneridge, Inc.*	34,694	595,002
Tenneco, Inc., Class A*	106,263	1,823,473
Visteon Corp.*	35,475	3,674,500
XPEL, Inc. (m)*	27,500	1,263,075

		39,162,895

Automobiles (0.2%)
Canoo, Inc. (x)*	145,638	269,430
Cenntro Electric Group Ltd. (x)*	234,560	354,186
Faraday Future Intelligent Electric, Inc. (x)*	126,622	329,217
Fisker, Inc. (x)*	217,188	1,861,301
Lordstown Motors Corp. (x)*	208,095	328,790
Mullen Automotive, Inc. (x)*	19,659	20,052
Winnebago Industries, Inc.	43,025	2,089,294
Workhorse Group, Inc. (x)*	205,080	533,208

		5,785,478

Distributors (0.0%)†
Funko, Inc., Class A*	41,876	934,672
Weyco Group, Inc. (x)	4,856	118,729

		1,053,401

Diversified Consumer Services (0.9%)
2U, Inc.*	97,427	1,020,061
Adtalem Global Education, Inc.*	57,922	2,083,454
American Public Education, Inc.*	24,740	399,798
Beachbody Co., Inc. (The) (x)*	122,978	147,574
Carriage Services, Inc.	16,553	656,326
Chegg, Inc.*	160,847	3,020,707
Coursera, Inc.*	146,320	2,074,818
Duolingo, Inc. (x)*	30,441	2,665,110
European Wax Center, Inc., Class A (x)	26,871	473,467
Frontdoor, Inc.*	105,266	2,534,805
Graham Holdings Co., Class B	4,852	2,750,308
Laureate Education, Inc., Class A	144,635	1,673,427
Nerdy, Inc.*	65,877	140,318
OneSpaWorld Holdings Ltd. (x)*	88,156	632,078
Perdoceo Education Corp.*	94,059	1,108,015
PowerSchool Holdings, Inc., Class A (x)*	56,903	685,681
Rover Group, Inc. (x)*	116,169	436,795
StoneMor, Inc. (x)*	43,165	147,624
Strategic Education, Inc.	29,517	2,083,310
Stride, Inc.*	54,737	2,232,722
Udemy, Inc. (x)*	92,875	948,254
Universal Technical Institute, Inc.*	36,545	260,566
Vivint Smart Home, Inc. (x)*	122,835	427,466
WW International, Inc.*	69,984	447,198

		29,049,882

Hotels, Restaurants & Leisure (1.8%)
Accel Entertainment, Inc.*	77,653	824,675
Bally’s Corp.*	50,971	1,008,206
Biglari Holdings, Inc., Class B (x)*	1,173	143,927
BJ’s Restaurants, Inc.*	27,672	599,929
Bloomin’ Brands, Inc.	119,187	1,980,888
Bluegreen Vacations Holding Corp.	19,042	475,288
Bowlero Corp. (x)*	47,925	507,526
Brinker International, Inc.*	58,900	1,297,567
Century Casinos, Inc.*	36,515	262,908
Cheesecake Factory, Inc. (The)	61,279	1,618,991
Chuy’s Holdings, Inc.*	26,684	531,545
Cracker Barrel Old Country Store, Inc.	29,326	2,448,428
Dave & Buster’s Entertainment, Inc.*	58,072	1,903,600
Denny’s Corp.*	83,010	720,527
Dine Brands Global, Inc.	21,977	1,430,263
El Pollo Loco Holdings, Inc.*	28,634	281,759
Everi Holdings, Inc.*	113,636	1,853,403
F45 Training Holdings, Inc. (x)*	42,200	165,846
First Watch Restaurant Group, Inc. (x)*	14,717	212,219
Full House Resorts, Inc.*	47,354	287,912
Golden Entertainment, Inc.*	26,577	1,051,120
Hilton Grand Vacations, Inc.*	113,800	4,066,074
Inspirato, Inc.*	13,298	61,570
Inspired Entertainment, Inc.*	26,024	224,067
International Game Technology plc	126,292	2,343,980
Jack in the Box, Inc.	28,141	1,577,584
Krispy Kreme, Inc. (x)	93,627	1,273,327
Kura Sushi USA, Inc., Class A*	5,614	278,061
Life Time Group Holdings, Inc. (x)*	52,162	671,847
Light & Wonder, Inc.*	127,898	6,009,927
Lindblad Expeditions Holdings, Inc. (x)*	41,743	338,118
Monarch Casino & Resort, Inc.*	17,723	1,039,808
NEOGAMES SA (x)*	13,867	185,957
Noodles & Co.*	58,863	276,656
ONE Group Hospitality, Inc. (The) (x)*	28,283	208,446
Papa John’s International, Inc.	42,417	3,542,668
Portillo’s, Inc., Class A (x)*	22,022	360,060
RCI Hospitality Holdings, Inc.	11,722	566,876
Red Rock Resorts, Inc., Class A	71,384	2,381,370
Rush Street Interactive, Inc. (x)*	70,473	329,109
Ruth’s Hospitality Group, Inc.	44,233	719,229
SeaWorld Entertainment, Inc.*	59,704	2,637,723
Shake Shack, Inc., Class A*	50,182	1,981,185
Sonder Holdings, Inc. (x)*	56,599	58,863
Sweetgreen, Inc., Class A (x)*	16,401	191,072
Target Hospitality Corp.*	36,092	206,085
Texas Roadhouse, Inc.	87,203	6,383,260
Vacasa, Inc., Class A (x)*	51,605	148,622
Wingstop, Inc.	39,696	2,968,070
Xponential Fitness, Inc., Class A*	23,893	300,096

		60,936,237

Household Durables (1.4%)
Aterian, Inc. (x)*	97,115	209,768
Beazer Homes USA, Inc.*	37,827	456,572

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Cavco Industries, Inc.*	11,601	$2,273,680
Century Communities, Inc.	39,930	1,795,652
Dream Finders Homes, Inc., Class A (x)*	22,671	241,219
Ethan Allen Interiors, Inc.	30,209	610,524
GoPro, Inc., Class A (x)*	175,888	972,661
Green Brick Partners, Inc.*	39,935	781,528
Helen of Troy Ltd.*	30,653	4,978,354
Hovnanian Enterprises, Inc., Class A*	7,407	316,946
Installed Building Products, Inc.	31,812	2,645,486
iRobot Corp. (x)*	35,983	1,322,375
KB Home	100,667	2,864,983
Landsea Homes Corp.*	14,399	95,897
La-Z-Boy, Inc.	59,016	1,399,269
Legacy Housing Corp.*	10,782	140,705
LGI Homes, Inc.*	26,773	2,326,574
Lifetime Brands, Inc.	16,995	187,625
Lovesac Co. (The)*	16,944	465,960
M.D.C. Holdings, Inc.	76,671	2,477,240
M/I Homes, Inc.*	38,181	1,514,258
Meritage Homes Corp.*	46,164	3,346,890
Purple Innovation, Inc. (x)*	72,687	222,422
Skyline Champion Corp.*	69,872	3,313,330
Snap One Holdings Corp. (x)*	23,676	217,109
Sonos, Inc.*	163,018	2,940,845
Taylor Morrison Home Corp.*	149,365	3,489,166
Traeger, Inc. (x)*	41,969	178,368
Tri Pointe Homes, Inc.*	126,132	2,127,847
Tupperware Brands Corp.*	65,710	416,601
Universal Electronics, Inc.*	14,615	373,706
Vizio Holding Corp., Class A (x)*	85,641	584,072
Vuzix Corp. (x)*	78,677	558,607
Weber, Inc., Class A (x)	28,155	202,998

		46,049,237

Internet & Direct Marketing Retail (0.4%)
1-800-Flowers.com, Inc., Class A*	33,407	317,701
1stdibs.com, Inc.*	26,962	153,414
aka Brands Holding Corp. (x)*	12,787	35,292
BARK, Inc. (x)*	99,289	127,090
Boxed, Inc. (x)*	14,982	27,717
CarParts.com, Inc.*	68,578	475,931
ContextLogic, Inc., Class A (x)*	732,167	1,171,467
Duluth Holdings, Inc., Class B (x)*	17,338	165,405
Groupon, Inc. (x)*	31,108	351,520
Lands’ End, Inc. (x)*	20,766	220,535
Liquidity Services, Inc.*	32,010	430,214
Lulu’s Fashion Lounge Holdings, Inc. (x)*	7,785	84,467
Overstock.com, Inc. (x)*	57,175	1,429,947
PetMed Express, Inc. (x)	24,290	483,371
Porch Group, Inc. (x)*	106,904	273,674
Poshmark, Inc., Class A (x)*	58,720	593,659
Quotient Technology, Inc.*	104,373	309,988
Qurate Retail, Inc.	442,072	1,268,747
RealReal, Inc. (The) (x)*	99,287	247,225
Rent the Runway, Inc., Class A (x)*	66,735	204,876
Revolve Group, Inc.*	53,199	1,378,386
RumbleON, Inc., Class B (x)*	12,627	185,743
Shutterstock, Inc.	31,375	1,798,101
Stitch Fix, Inc., Class A*	109,183	539,364
ThredUp, Inc., Class A (x)*	74,937	187,343
Vivid Seats, Inc., Class A (x)	29,832	222,845
Xometry, Inc., Class A (x)*	43,799	1,486,100

		14,170,122

Leisure Products (0.4%)
Acushnet Holdings Corp.	42,211	1,759,354
AMMO, Inc. (x)*	126,722	487,880
Callaway Golf Co.*	179,381	3,659,372
Clarus Corp.	35,111	666,758
Johnson Outdoors, Inc., Class A	7,018	429,221
Latham Group, Inc.*	56,960	394,733
Malibu Boats, Inc., Class A*	28,183	1,485,526
Marine Products Corp.	12,209	116,107
MasterCraft Boat Holdings, Inc.*	25,207	530,607
Smith & Wesson Brands, Inc.	64,291	844,141
Solo Brands, Inc., Class A (x)*	15,711	63,787
Sturm Ruger & Co., Inc.	22,467	1,430,024
Vinco Ventures, Inc. (x)*	235,931	325,585
Vista Outdoor, Inc.*	70,223	1,959,222

		14,152,317

Multiline Retail (0.1%)
Big Lots, Inc. (x)	40,180	842,575
Dillard’s, Inc., Class A (x)	5,562	1,226,810
Franchise Group, Inc.	38,071	1,335,150

		3,404,535

Specialty Retail (1.9%)
Aaron’s Co., Inc. (The)	41,381	602,094
Abercrombie & Fitch Co., Class A*	63,952	1,082,068
Academy Sports & Outdoors, Inc.	108,259	3,847,525
American Eagle Outfitters, Inc. (x)	202,428	2,263,145
America’s Car-Mart, Inc.*	8,117	816,570
Arko Corp. (x)	110,829	904,365
Asbury Automotive Group, Inc.*	28,666	4,854,301
Bed Bath & Beyond, Inc.*	99,936	496,682
Big 5 Sporting Goods Corp. (x)	27,195	304,856
Boot Barn Holdings, Inc.*	39,224	2,702,926
Buckle, Inc. (The)	40,053	1,109,068
Build-A-Bear Workshop, Inc. (x)	16,755	275,117
Caleres, Inc.	49,405	1,296,387
Camping World Holdings, Inc., Class A (x)	49,568	1,070,173
Cato Corp. (The), Class A	25,579	296,972
Chico’s FAS, Inc.*	161,290	801,611
Children’s Place, Inc. (The)*	19,047	741,309
Citi Trends, Inc.*	11,516	272,353
Conn’s, Inc. (x)*	23,939	191,991
Container Store Group, Inc. (The)*	42,623	265,541
Designer Brands, Inc., Class A	80,603	1,052,675
Destination XL Group, Inc.*	69,543	235,751
EVgo, Inc. (x)*	87,937	528,501
Express, Inc.*	76,472	149,885
Foot Locker, Inc.	106,231	2,682,333
Genesco, Inc.*	16,050	801,056
Group 1 Automotive, Inc.	20,723	3,518,765
GrowGeneration Corp. (x)*	78,304	281,111
Guess?, Inc. (x)	43,362	739,322
Haverty Furniture Cos., Inc.	21,843	506,321
Hibbett, Inc.	18,250	797,708

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
JOANN, Inc. (x)	16,795	$130,161
LL Flooring Holdings, Inc.*	33,797	316,678
MarineMax, Inc.*	27,951	1,009,590
Monro, Inc.	44,135	1,892,509
Murphy USA, Inc.	28,802	6,707,122
National Vision Holdings, Inc.*	105,138	2,891,295
ODP Corp. (The)*	54,658	1,652,858
OneWater Marine, Inc., Class A*	13,507	446,406
Party City Holdco, Inc. (x)*	148,169	195,583
Rent-A-Center, Inc.	68,445	1,331,255
Sally Beauty Holdings, Inc.*	134,020	1,597,518
Shoe Carnival, Inc.	23,675	511,617
Signet Jewelers Ltd.	60,379	3,227,861
Sleep Number Corp.*	29,699	919,184
Sonic Automotive, Inc., Class A	27,853	1,020,255
Sportsman’s Warehouse Holdings, Inc.*	58,978	565,599
Tile Shop Holdings, Inc.	40,933	125,664
Tilly’s, Inc., Class A	30,389	213,331
Torrid Holdings, Inc. (x)*	24,499	105,836
TravelCenters of America, Inc.*	16,738	576,959
Urban Outfitters, Inc.*	83,134	1,551,281
Volta, Inc. (x)*	160,320	208,416
Warby Parker, Inc., Class A (x)*	107,368	1,208,964
Winmark Corp.	3,311	647,532
Zumiez, Inc.*	18,902	491,452

		65,033,408

Textiles, Apparel & Luxury Goods (0.5%)
Allbirds, Inc., Class A (x)*	118,815	466,943
Crocs, Inc.*	77,501	3,771,974
Ermenegildo Zegna Holditalia SpA (x)*	47,090	496,799
Fossil Group, Inc.*	56,836	293,842
G-III Apparel Group Ltd.*	58,701	1,187,521
Kontoor Brands, Inc. (x)	69,545	2,320,717
Movado Group, Inc.	20,609	637,436
Oxford Industries, Inc.	19,124	1,697,064
PLBY Group, Inc. (x)*	38,637	247,277
Rocky Brands, Inc.	9,917	338,963
Steven Madden Ltd.	100,603	3,240,423
Superior Group of Cos., Inc.	16,655	295,626
Unifi, Inc.*	18,714	263,119
Wolverine World Wide, Inc.	101,518	2,046,603

		17,304,307

Total Consumer Discretionary		296,101,819

Consumer Staples (3.2%)
Beverages (0.5%)
Celsius Holdings, Inc.*	71,724	4,680,708
Coca-Cola Consolidated, Inc.	6,019	3,394,114
Duckhorn Portfolio, Inc. (The)*	48,097	1,012,923
MGP Ingredients, Inc. (x)	19,003	1,902,010
National Beverage Corp.	31,932	1,562,752
Primo Water Corp.	207,274	2,773,326
Vintage Wine Estates, Inc. (x)*	37,325	293,375
Vita Coco Co., Inc. (The) (x)*	33,657	329,502

		15,948,710

Food & Staples Retailing (0.5%)
Andersons, Inc. (The)	41,838	1,380,236
Chefs’ Warehouse, Inc. (The)*	41,431	1,611,252
HF Foods Group, Inc. (x)*	48,544	253,400
Ingles Markets, Inc., Class A	18,827	1,633,242
Natural Grocers by Vitamin Cottage, Inc.	12,264	195,611
PriceSmart, Inc.	31,678	2,269,095
Rite Aid Corp. (x)*	74,004	498,787
SpartanNash Co.	47,998	1,448,100
Sprouts Farmers Market, Inc.*	141,014	3,570,474
United Natural Foods, Inc.*	74,910	2,951,454
Village Super Market, Inc., Class A (x)	11,321	258,232
Weis Markets, Inc.	22,056	1,644,054

		17,713,937

Food Products (1.2%)
Alico, Inc.	4,988	177,722
AppHarvest, Inc. (x)*	98,314	343,116
B&G Foods, Inc. (x)	85,192	2,025,866
Benson Hill, Inc. (x)*	217,195	595,114
Beyond Meat, Inc. (x)*	79,839	1,911,346
BRC, Inc., Class A (x)*	32,550	265,608
Calavo Growers, Inc.	22,950	957,474
Cal-Maine Foods, Inc.	49,175	2,429,737
Fresh Del Monte Produce, Inc.	38,008	1,122,376
Hain Celestial Group, Inc. (The)*	95,734	2,272,725
Hostess Brands, Inc.*	177,844	3,772,071
J & J Snack Foods Corp.	19,769	2,760,939
John B Sanfilippo & Son, Inc.	11,351	822,834
Lancaster Colony Corp.	25,458	3,278,481
Landec Corp.*	34,777	346,727
Local Bounti Corp. (x)*	24,300	77,274
Mission Produce, Inc. (x)*	49,715	708,439
Sanderson Farms, Inc.	27,021	5,823,836
Seneca Foods Corp., Class A*	8,224	456,761
Simply Good Foods Co. (The)*	117,170	4,425,511
Sovos Brands, Inc.*	34,491	547,372
SunOpta, Inc.*	124,232	966,525
Tattooed Chef, Inc. (x)*	63,332	398,992
Tootsie Roll Industries, Inc.	21,120	746,592
TreeHouse Foods, Inc.*	65,731	2,748,870
Utz Brands, Inc. (x)	79,145	1,093,784
Vital Farms, Inc.*	32,932	288,155
Whole Earth Brands, Inc.*	54,091	335,364

		41,699,611

Household Products (0.3%)
Central Garden & Pet Co.*	13,643	578,736
Central Garden & Pet Co., Class A*	53,172	2,127,412
Energizer Holdings, Inc.	88,770	2,516,629
WD-40 Co.	17,369	3,497,422

		8,720,199

Personal Products (0.6%)
Beauty Health Co. (The)*	129,753	1,668,624
BellRing Brands, Inc.*	150,635	3,749,305
Edgewell Personal Care Co.	67,817	2,341,043
elf Beauty, Inc.*	64,084	1,966,097

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Herbalife Nutrition Ltd.*	127,375	$2,604,819
Honest Co., Inc. (The)*	114,038	332,991
Inter Parfums, Inc.	23,973	1,751,467
Medifast, Inc.	14,603	2,635,987
Nature’s Sunshine Products, Inc.*	14,458	154,267
Nu Skin Enterprises, Inc., Class A	66,100	2,862,130
Thorne HealthTech, Inc.*	9,009	43,604
USANA Health Sciences, Inc.*	13,899	1,005,732
Veru, Inc. (x)*	80,448	909,062

		22,025,128

Tobacco (0.1%)
22nd Century Group, Inc. (x)*	218,530	465,469
Turning Point Brands, Inc.	19,372	525,562
Universal Corp.	32,413	1,960,986
Vector Group Ltd.	190,193	1,997,027

		4,949,044

Total Consumer Staples		111,056,629

Energy (4.8%)
Energy Equipment & Services (1.3%)
Archrock, Inc.	176,582	1,460,333
Borr Drilling Ltd. (x)*	172,668	796,000
Bristow Group, Inc.*	29,825	697,905
Cactus, Inc., Class A	78,008	3,141,382
ChampionX Corp.	269,761	5,354,756
Diamond Offshore Drilling, Inc. (x)*	128,752	758,349
DMC Global, Inc.*	24,910	449,127
Dril-Quip, Inc.*	47,077	1,214,587
Expro Group Holdings NV*	100,460	1,157,299
Helix Energy Solutions Group, Inc.*	191,902	594,896
Helmerich & Payne, Inc.	133,353	5,742,180
Liberty Energy, Inc., Class A*	186,775	2,383,249
Nabors Industries Ltd.*	11,806	1,580,823
National Energy Services Reunited Corp. (x)*	43,099	292,211
Newpark Resources, Inc.*	120,105	371,125
NexTier Oilfield Solutions, Inc.*	224,881	2,138,618
Noble Corp. (x)*	48,893	1,239,438
Oceaneering International, Inc.*	133,541	1,426,218
Oil States International, Inc.*	81,404	441,210
Patterson-UTI Energy, Inc. (x)	279,974	4,412,390
ProPetro Holding Corp.*	117,070	1,170,700
RPC, Inc.*	88,495	611,501
Select Energy Services, Inc., Class A*	85,921	585,981
Solaris Oilfield Infrastructure, Inc., Class A	41,591	452,510
TETRA Technologies, Inc.*	163,202	662,600
Tidewater, Inc.*	48,438	1,021,557
US Silica Holdings, Inc.*	98,607	1,126,092
Valaris Ltd.*	78,786	3,327,921
Weatherford International plc*	80,516	1,704,524

		46,315,482

Oil, Gas & Consumable Fuels (3.5%)
Aemetis, Inc. (x)*	33,588	164,917
Alto Ingredients, Inc.*	95,106	352,843
Amplify Energy Corp.*	45,043	294,581
Arch Resources, Inc. (x)	20,271	2,900,577
Archaea Energy, Inc.*	75,827	1,177,593
Ardmore Shipping Corp.*	40,713	283,770
Battalion Oil Corp.*	3,251	27,731
Berry Corp.	107,507	819,203
Brigham Minerals, Inc., Class A	65,635	1,616,590
California Resources Corp.	101,919	3,923,882
Callon Petroleum Co.*	63,743	2,498,726
Centennial Resource Development, Inc., Class A*	266,628	1,594,435
Centrus Energy Corp., Class A (x)*	14,560	360,360
Civitas Resources, Inc.	95,621	5,000,022
Clean Energy Fuels Corp.*	230,709	1,033,576
CNX Resources Corp.*	252,608	4,157,928
Comstock Resources, Inc.*	122,778	1,483,158
CONSOL Energy, Inc.*	44,085	2,176,917
Crescent Energy Co., Class A (x)	39,066	487,544
CVR Energy, Inc.	39,676	1,329,146
Delek US Holdings, Inc.*	93,172	2,407,564
Denbury, Inc.*	67,101	4,025,389
DHT Holdings, Inc.	190,066	1,165,105
Dorian LPG Ltd.	43,244	657,309
Earthstone Energy, Inc., Class A (x)*	56,404	769,915
Empire Petroleum Corp. (x)*	9,254	109,845
Energy Fuels, Inc. (x)*	198,735	975,789
Equitrans Midstream Corp.	543,940	3,459,458
Excelerate Energy, Inc., Class A*	21,531	428,898
FLEX LNG Ltd. (x)	36,044	987,245
Frontline Ltd. (x)*	167,773	1,486,469
Gevo, Inc. (x)*	256,338	602,394
Golar LNG Ltd.*	134,575	3,061,581
Green Plains, Inc.*	53,568	1,455,443
Gulfport Energy Corp.*	15,175	1,206,564
HighPeak Energy, Inc. (x)	6,875	176,138
International Seaways, Inc. (x)	61,648	1,306,938
Kinetik Holdings, Inc. (x)	21,360	729,230
Kosmos Energy Ltd.*	601,585	3,723,811
Laredo Petroleum, Inc.*	22,157	1,527,504
Magnolia Oil & Gas Corp., Class A	216,781	4,550,233
Matador Resources Co.	147,283	6,861,915
Murphy Oil Corp.	194,900	5,884,031
NACCO Industries, Inc., Class A	4,787	181,427
NextDecade Corp. (x)*	39,617	175,899
Nordic American Tankers Ltd. (x)	226,798	483,080
Northern Oil and Gas, Inc.	86,187	2,177,084
Oasis Petroleum, Inc.	25,323	3,080,543
Par Pacific Holdings, Inc.*	68,650	1,070,254
PBF Energy, Inc., Class A*	126,478	3,670,392
Peabody Energy Corp.*	152,727	3,257,667
Ranger Oil Corp.*	28,458	935,414
REX American Resources Corp.*	7,120	603,776
Riley Exploration Permian, Inc. (x)	14,071	340,237
Ring Energy, Inc. (x)*	109,479	291,214
SandRidge Energy, Inc. (x)*	27,542	431,583
Scorpio Tankers, Inc. (x)	66,203	2,284,666
SFL Corp. Ltd.	148,777	1,411,894
SilverBow Resources, Inc. (x)*	14,827	420,494
Sitio Royalties Corp. (x)	14,522	336,620
SM Energy Co.	159,573	5,455,801
Talos Energy, Inc.*	85,760	1,326,707
Teekay Corp.*	100,521	289,500
Teekay Tankers Ltd., Class A*	26,721	471,091
Tellurian, Inc. (x)*	665,396	1,982,880
Uranium Energy Corp. (x)*	385,401	1,187,035

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Ur-Energy, Inc. (x)*	261,890	$277,603
VAALCO Energy, Inc. (x)	73,736	511,728
Vertex Energy, Inc. (x)*	70,152	737,999
W&T Offshore, Inc.*	120,419	520,210
Whiting Petroleum Corp.	50,921	3,464,156
World Fuel Services Corp.	82,964	1,697,443

		118,316,664

Total Energy		164,632,146

Financials (14.8%)
Banks (8.3%)
1st Source Corp.	22,679	1,029,627
ACNB Corp. (x)	6,314	187,463
Allegiance Bancshares, Inc.	25,245	953,251
Amalgamated Financial Corp.	18,267	361,321
Amerant Bancorp, Inc.	34,778	977,957
American National Bankshares, Inc.	14,008	484,817
Ameris Bancorp	87,063	3,498,191
Arrow Financial Corp.	18,524	589,248
Associated Banc-Corp.	199,376	3,640,606
Atlantic Union Bankshares Corp.	96,735	3,281,251
Banc of California, Inc.	73,485	1,294,806
BancFirst Corp. (x)	25,002	2,392,941
Bancorp, Inc. (The)*	72,612	1,417,386
Bank First Corp. (x)	8,771	664,930
Bank of Marin Bancorp	18,597	591,013
Bank of NT Butterfield & Son Ltd. (The)	67,356	2,100,834
BankUnited, Inc.	107,335	3,817,906
Bankwell Financial Group, Inc.	4,596	142,706
Banner Corp.	43,894	2,467,282
Bar Harbor Bankshares	19,803	512,106
BayCom Corp.	11,218	231,988
BCB Bancorp, Inc. (x)	12,351	210,338
Berkshire Hills Bancorp, Inc.	62,064	1,537,325
Blue Ridge Bankshares, Inc. (x)	25,107	384,639
Brookline Bancorp, Inc.	100,271	1,334,607
Business First Bancshares, Inc.	25,448	542,297
Byline Bancorp, Inc.	33,153	789,041
Cadence Bank	227,064	5,331,463
Cambridge Bancorp	9,149	756,622
Camden National Corp.	19,759	870,384
Capital Bancorp, Inc.	10,394	225,550
Capital City Bank Group, Inc.	18,049	503,387
Capstar Financial Holdings, Inc.	24,584	482,338
Carter Bankshares, Inc.*	34,878	460,390
Cathay General Bancorp	96,723	3,786,705
CBTX, Inc.	25,770	685,224
Central Pacific Financial Corp.	32,457	696,203
Citizens & Northern Corp.	20,489	495,219
City Holding Co.	17,185	1,372,738
Civista Bancshares, Inc.	19,906	423,202
CNB Financial Corp.	21,558	521,488
Coastal Financial Corp.*	13,987	533,184
Colony Bankcorp, Inc. (x)	13,415	202,432
Columbia Banking System, Inc.	104,180	2,984,757
Community Bank System, Inc.	68,548	4,337,717
Community Trust Bancorp, Inc.	20,994	848,997
ConnectOne Bancorp, Inc.	50,014	1,222,842
CrossFirst Bankshares, Inc.*	63,361	836,365
Customers Bancorp, Inc.*	40,585	1,375,831
CVB Financial Corp.	176,867	4,388,070
Dime Community Bancshares, Inc.	44,797	1,328,231
Eagle Bancorp, Inc.	41,968	1,989,703
Eastern Bankshares, Inc.	209,481	3,867,019
Enterprise Bancorp, Inc.	12,429	400,090
Enterprise Financial Services Corp.	46,114	1,913,731
Equity Bancshares, Inc., Class A	17,980	524,297
Esquire Financial Holdings, Inc.	6,223	207,226
Farmers & Merchants Bancorp, Inc. (x)	13,246	439,635
Farmers National Banc Corp.	39,932	598,980
FB Financial Corp.	44,307	1,737,721
Financial Institutions, Inc.	20,997	546,342
First Bancorp (Nasdaq Stock Exchange)	40,773	1,422,978
First Bancorp (Quotrix Stock Exchange)	257,342	3,322,285
First Bancorp, Inc. (The)	13,769	414,860
First Bancshares, Inc. (The)	26,943	770,570
First Bank	20,896	292,126
First Busey Corp.	67,415	1,540,433
First Business Financial Services, Inc. (x)	6,753	210,626
First Commonwealth Financial Corp.	132,401	1,776,821
First Community Bankshares, Inc.	22,332	656,784
First Financial Bancorp	123,312	2,392,253
First Financial Bankshares, Inc.	168,933	6,633,999
First Financial Corp.	14,486	644,627
First Foundation, Inc.	66,574	1,363,436
First Guaranty Bancshares, Inc. (x)	5,742	139,588
First Internet Bancorp	12,931	476,119
First Interstate BancSystem, Inc., Class A	120,582	4,595,380
First Merchants Corp.	71,412	2,543,695
First Mid Bancshares, Inc.	22,449	800,756
First of Long Island Corp. (The)	30,252	530,318
First Western Financial, Inc. (x)*	6,503	176,817
Five Star Bancorp (x)	16,708	441,425
Flushing Financial Corp.	39,700	844,022
Fulton Financial Corp.	213,154	3,080,075
FVCBankcorp, Inc. (x)*	9,730	183,216
German American Bancorp, Inc.	32,864	1,123,292
Glacier Bancorp, Inc.	143,473	6,803,490
Great Southern Bancorp, Inc.	13,809	808,655
Guaranty Bancshares, Inc.	10,702	387,948
Hancock Whitney Corp.	111,768	4,954,675
Hanmi Financial Corp.	41,036	920,848
HarborOne Bancorp, Inc.	64,164	884,822
HBT Financial, Inc.	15,059	269,104
Heartland Financial USA, Inc.	54,046	2,245,071
Heritage Commerce Corp.	76,236	814,963
Heritage Financial Corp.	47,730	1,200,887
Hilltop Holdings, Inc.	82,474	2,198,757
Home BancShares, Inc.	243,145	5,050,122
HomeStreet, Inc.	22,850	792,209
HomeTrust Bancshares, Inc.	20,053	501,325
Hope Bancorp, Inc.	146,651	2,029,650
Horizon Bancorp, Inc.	57,563	1,002,747
Independent Bank Corp.	27,058	521,678
Independent Bank Corp./MA	60,932	4,839,829
Independent Bank Group, Inc.	47,407	3,219,409

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
International Bancshares Corp.	72,097	$2,889,648
John Marshall Bancorp, Inc. (x)	10,750	242,305
Lakeland Bancorp, Inc.	81,373	1,189,673
Lakeland Financial Corp.	32,569	2,163,233
Live Oak Bancshares, Inc.	42,766	1,449,340
Macatawa Bank Corp.	34,939	308,861
Mercantile Bank Corp.	20,563	656,988
Meta Financial Group, Inc.	40,502	1,566,212
Metrocity Bankshares, Inc.	26,641	541,079
Metropolitan Bank Holding Corp.*	13,147	912,665
Mid Penn Bancorp, Inc.	19,019	512,942
Midland States Bancorp, Inc.	28,444	683,794
MidWestOne Financial Group, Inc.	19,067	566,671
MVB Financial Corp.	14,241	443,038
National Bank Holdings Corp., Class A	38,820	1,485,641
NBT Bancorp, Inc.	50,393	1,894,273
Nicolet Bankshares, Inc.*	16,154	1,168,580
Northeast Bank	6,027	220,166
Northwest Bancshares, Inc.	148,805	1,904,704
OceanFirst Financial Corp.	78,763	1,506,736
OFG Bancorp	62,979	1,599,667
Old National Bancorp	381,545	5,643,051
Old Second Bancorp, Inc.	49,196	658,242
Origin Bancorp, Inc.	30,274	1,174,631
Orrstown Financial Services, Inc.	14,497	350,392
Pacific Premier Bancorp, Inc.	120,156	3,513,361
Park National Corp.	19,369	2,348,491
Parke Bancorp, Inc. (x)	7,014	147,013
PCB Bancorp	9,364	174,920
Peapack-Gladstone Financial Corp.	24,548	729,076
Peoples Bancorp, Inc.	33,694	896,260
Peoples Financial Services Corp.	9,328	520,876
Preferred Bank	13,651	928,541
Premier Financial Corp.	47,991	1,216,572
Primis Financial Corp.	30,488	415,551
Professional Holding Corp., Class A*	10,815	216,841
QCR Holdings, Inc.	20,510	1,107,335
RBB Bancorp	18,714	386,818
Red River Bancshares, Inc.	6,076	328,590
Renasant Corp.	75,052	2,162,248
Republic Bancorp, Inc., Class A	12,492	602,739
Republic First Bancorp, Inc.*	72,334	275,593
S&T Bancorp, Inc.	47,713	1,308,768
Sandy Spring Bancorp, Inc.	58,880	2,300,442
Seacoast Banking Corp. of Florida	72,934	2,409,739
ServisFirst Bancshares, Inc.	64,486	5,089,235
Shore Bancshares, Inc.	15,872	293,632
Sierra Bancorp	18,826	409,089
Silvergate Capital Corp., Class A*	40,764	2,182,097
Simmons First National Corp., Class A	160,847	3,419,607
SmartFinancial, Inc.	18,559	448,385
South Plains Financial, Inc.	14,063	339,481
Southern First Bancshares, Inc.*	9,901	431,585
Southside Bancshares, Inc.	42,175	1,578,188
SouthState Corp.	97,782	7,543,881
Stock Yards Bancorp, Inc.	35,382	2,116,551
Summit Financial Group, Inc.	14,836	412,144
Texas Capital Bancshares, Inc.*	67,449	3,550,515
Third Coast Bancshares, Inc.*	15,309	335,267
Tompkins Financial Corp.	19,066	1,374,659
Towne Bank	90,026	2,444,206
TriCo Bancshares	36,658	1,673,071
Triumph Bancorp, Inc.*	31,556	1,974,143
Trustmark Corp.	78,676	2,296,552
UMB Financial Corp.	58,245	5,014,894
United Bankshares, Inc.	171,086	5,999,986
United Community Banks, Inc.	140,579	4,244,080
Unity Bancorp, Inc. (x)	5,445	144,184
Univest Financial Corp.	38,465	978,550
USCB Financial Holdings, Inc. (x)*	11,516	132,895
Valley National Bancorp	549,992	5,725,417
Veritex Holdings, Inc.	63,262	1,851,046
Washington Federal, Inc.	87,071	2,613,871
Washington Trust Bancorp, Inc.	22,765	1,101,143
WesBanco, Inc.	74,534	2,363,473
West BanCorp, Inc.	21,552	524,576
Westamerica Bancorp	32,054	1,784,126

		282,265,485

Capital Markets (1.3%)
Artisan Partners Asset Management, Inc., Class A	78,484	2,791,676
AssetMark Financial Holdings, Inc.*	24,403	458,044
Associated Capital Group, Inc., Class A	3,173	113,689
B Riley Financial, Inc. (x)	27,208	1,149,538
Bakkt Holdings, Inc. (x)*	85,349	179,233
BGC Partners, Inc., Class A	424,107	1,429,240
Blucora, Inc.*	65,196	1,203,518
Brightsphere Investment Group, Inc.	42,973	773,944
Cohen & Steers, Inc.	33,344	2,120,345
Cowen, Inc., Class A	35,372	837,963
Diamond Hill Investment Group, Inc.	4,054	703,936
Donnelley Financial Solutions, Inc.*	34,805	1,019,438
Federated Hermes, Inc.	113,763	3,616,526
Focus Financial Partners, Inc., Class A*	78,455	2,672,177
GAMCO Investors, Inc., Class A	6,815	142,433
GCM Grosvenor, Inc., Class A	59,581	408,130
Hamilton Lane, Inc., Class A	46,254	3,107,344
Houlihan Lokey, Inc.	66,031	5,211,827
Manning & Napier, Inc.	19,389	241,781
MarketWise, Inc. (x)*	22,063	79,427
Moelis & Co., Class A	82,020	3,227,487
Open Lending Corp., Class A*	139,808	1,430,236
Oppenheimer Holdings, Inc., Class A	12,283	405,830
Perella Weinberg Partners (x)	51,313	299,155
Piper Sandler Cos.	22,156	2,511,604
PJT Partners, Inc., Class A	31,528	2,215,788
Pzena Investment Management, Inc., Class A	26,052	171,683
Sculptor Capital Management, Inc. (x)	31,204	260,553
Silvercrest Asset Management Group, Inc., Class A (x)	8,021	131,625
StepStone Group, Inc., Class A	68,063	1,771,680
StoneX Group, Inc.*	22,506	1,757,043
Value Line, Inc. (x)	1,697	112,087

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Victory Capital Holdings, Inc., Class A	18,227	$439,271
Virtus Investment Partners, Inc.	9,706	1,659,920
WisdomTree Investments, Inc. (x)	180,501	915,140

		45,569,311

Consumer Finance (0.6%)
Atlanticus Holdings Corp.*	6,639	233,494
Consumer Portfolio Services, Inc. (x)*	15,813	162,083
Curo Group Holdings Corp.	28,331	156,670
Encore Capital Group, Inc.*	30,326	1,751,933
Enova International, Inc.*	41,884	1,207,097
EZCORP, Inc., Class A*	62,292	467,813
FirstCash Holdings, Inc.	50,143	3,485,440
Green Dot Corp., Class A*	63,387	1,591,648
LendingClub Corp.*	132,580	1,549,860
LendingTree, Inc.*	12,930	566,593
Moneylion, Inc. (x)*	195,421	257,956
Navient Corp.	152,780	2,137,392
Nelnet, Inc., Class A	19,517	1,663,824
NerdWallet, Inc., Class A (x)*	32,110	254,632
Oportun Financial Corp.*	30,428	251,640
OppFi, Inc. (x)*	17,445	57,394
PRA Group, Inc.*	51,336	1,866,577
PROG Holdings, Inc.*	75,188	1,240,602
Regional Management Corp.	10,278	384,089
Sunlight Financial Holdings, Inc. (x)*	42,226	124,567
World Acceptance Corp. (x)*	5,698	639,543

		20,050,847

Diversified Financial Services (0.2%)
Alerus Financial Corp.	21,004	500,105
A-Mark Precious Metals, Inc.	23,846	769,033
Banco Latinoamericano de Comercio Exterior SA, Class E	37,965	503,796
Cannae Holdings, Inc.*	96,826	1,872,615
Compass Diversified Holdings	73,621	1,576,962
Jackson Financial, Inc., Class A (x)	97,220	2,600,635
SWK Holdings Corp. (x)*	4,613	80,589

		7,903,735

Insurance (1.9%)
Ambac Financial Group, Inc.*	61,005	692,407
American Equity Investment Life Holding Co.	101,581	3,714,817
AMERISAFE, Inc.	25,936	1,348,931
Argo Group International Holdings Ltd.	42,697	1,573,811
Bright Health Group, Inc. (x)*	253,992	462,265
BRP Group, Inc., Class A*	75,866	1,832,164
CNO Financial Group, Inc.	148,486	2,686,112
Crawford & Co., Class A	21,826	170,243
Donegal Group, Inc., Class A	21,080	359,414
eHealth, Inc.*	33,108	308,898
Employers Holdings, Inc.	32,527	1,362,556
Enstar Group Ltd.*	15,092	3,229,386
Genworth Financial, Inc., Class A*	649,239	2,291,814
Goosehead Insurance, Inc., Class A	24,321	1,110,740
Greenlight Capital Re Ltd., Class A*	35,234	272,359
HCI Group, Inc. (x)	9,947	674,009
Hippo Holdings, Inc. (x)*	317,344	278,818
Horace Mann Educators Corp.	52,198	2,003,359
Investors Title Co.	1,741	273,145
James River Group Holdings Ltd.	48,091	1,191,695
Kinsale Capital Group, Inc.	27,900	6,406,956
Lemonade, Inc. (x)*	52,220	953,537
MBIA, Inc.*	64,280	793,858
Mercury General Corp.	31,925	1,414,278
National Western Life Group, Inc., Class A	3,346	678,234
NI Holdings, Inc.*	11,494	188,846
Oscar Health, Inc., Class A (x)*	151,238	642,762
Palomar Holdings, Inc.*	32,682	2,104,721
ProAssurance Corp.	71,907	1,699,162
RLI Corp.	50,541	5,892,575
Root, Inc., Class A (x)*	175,477	208,818
Safety Insurance Group, Inc.	17,220	1,672,062
Selective Insurance Group, Inc.	77,039	6,697,771
Selectquote, Inc.*	181,470	450,046
SiriusPoint Ltd.*	117,478	636,731
Stewart Information Services Corp.	33,744	1,678,764
Tiptree, Inc.	32,864	349,016
Trean Insurance Group, Inc.*	25,536	159,089
Trupanion, Inc. (x)*	51,199	3,085,252
United Fire Group, Inc.	26,286	899,770
Universal Insurance Holdings, Inc.	36,346	473,588

		62,922,779

Mortgage Real Estate Investment Trusts (REITs) (1.2%)
AFC Gamma, Inc. (REIT) (x)	16,631	254,953
Angel Oak Mortgage, Inc. (REIT) (x)	9,742	126,256
Apollo Commercial Real Estate Finance, Inc. (REIT)	186,631	1,948,428
Arbor Realty Trust, Inc. (REIT)	204,336	2,678,845
Ares Commercial Real Estate Corp. (REIT)	54,588	667,611
ARMOUR Residential REIT, Inc. (REIT) (x)	118,397	833,515
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	223,422	6,182,087
BrightSpire Capital, Inc. (REIT)	113,193	854,607
Broadmark Realty Capital, Inc. (REIT) (x)	173,100	1,161,501
Chicago Atlantic Real Estate Finance, Inc. (REIT)	7,968	119,998
Chimera Investment Corp. (REIT) (x)	315,919	2,786,406
Claros Mortgage Trust, Inc. (REIT) (x)	117,060	1,960,755
Dynex Capital, Inc. (REIT)	44,005	700,560
Ellington Financial, Inc. (REIT) (x)	72,190	1,059,027
Franklin BSP Realty Trust, Inc. (REIT) (x)	88,881	1,198,116
Granite Point Mortgage Trust, Inc. (REIT)	71,072	680,159
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT) (x)	110,215	4,172,740
Invesco Mortgage Capital, Inc. (REIT) (x)	41,761	613,052
KKR Real Estate Finance Trust, Inc. (REIT)	64,210	1,120,465
Ladder Capital Corp. (REIT)	152,370	1,605,980

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
MFA Financial, Inc. (REIT)	133,517	$1,435,308
New York Mortgage Trust, Inc. (REIT)	501,994	1,385,503
Nexpoint Real Estate Finance, Inc. (REIT) (x)	7,120	144,322
Orchid Island Capital, Inc. (REIT) (x)	236,047	672,734
PennyMac Mortgage Investment Trust (REIT) (x)‡	130,339	1,802,588
Ready Capital Corp. (REIT)	101,706	1,212,336
Redwood Trust, Inc. (REIT) (x)	152,226	1,173,662
TPG RE Finance Trust, Inc. (REIT)	95,440	859,914
Two Harbors Investment Corp. (REIT)	461,378	2,297,662

		41,709,090

Thrifts & Mortgage Finance (1.3%)
Axos Financial, Inc.*	76,832	2,754,427
Blue Foundry Bancorp (x)*	37,576	450,536
Bridgewater Bancshares, Inc.*	26,923	434,537
Capitol Federal Financial, Inc.	172,510	1,583,642
Columbia Financial, Inc.*	44,008	959,814
Enact Holdings, Inc. (x)	35,995	773,173
Essent Group Ltd.	137,498	5,348,672
Federal Agricultural Mortgage Corp., Class C	12,254	1,196,603
Finance of America Cos., Inc., Class A*	24,785	38,912
Flagstar Bancorp, Inc.	70,679	2,505,571
Greene County Bancorp, Inc. (x)	3,124	141,486
Hingham Institution For Savings (The)	1,839	521,853
Home Bancorp, Inc.	10,031	342,358
Home Point Capital, Inc. (x)	11,260	44,139
Kearny Financial Corp.	87,471	971,803
Luther Burbank Corp.	20,719	270,383
Merchants Bancorp	19,642	445,284
Mr Cooper Group, Inc.*	94,181	3,460,210
NMI Holdings, Inc., Class A*	112,863	1,879,169
Northfield Bancorp, Inc.	56,677	738,501
PCSB Financial Corp.	16,642	317,696
PennyMac Financial Services, Inc.‡	40,030	1,749,712
Pioneer Bancorp, Inc.*	18,430	180,614
Provident Bancorp, Inc.	20,588	323,232
Provident Financial Services, Inc.	102,438	2,280,270
Radian Group, Inc.	226,086	4,442,590
Southern Missouri Bancorp, Inc.	10,808	489,170
Sterling Bancorp, Inc.*	23,512	134,018
TrustCo Bank Corp.	26,075	804,153
Velocity Financial, Inc. (x)*	12,412	136,408
Walker & Dunlop, Inc.	40,525	3,904,179
Waterstone Financial, Inc.	28,670	488,824
WSFS Financial Corp.	82,538	3,308,948

		43,420,887

Total Financials		503,842,134

Health Care (14.6%)
Biotechnology (6.2%)
2seventy bio, Inc. (x)*	48,111	635,065
4D Molecular Therapeutics, Inc. (x)*	37,442	261,345
Aadi Bioscience, Inc. (x)*	17,549	216,204
ACADIA Pharmaceuticals, Inc.*	159,163	2,242,607
Adagio Therapeutics, Inc. (x)*	78,289	256,788
Adicet Bio, Inc. (x)*	42,517	620,748
ADMA Biologics, Inc. (x)*	230,642	456,671
Aerovate Therapeutics, Inc. (x)*	11,795	184,356
Affimed NV*	155,271	430,101
Agenus, Inc. (x)*	374,378	726,293
Agios Pharmaceuticals, Inc.*	72,845	1,614,974
Akero Therapeutics, Inc.*	34,468	325,723
Albireo Pharma, Inc.*	22,620	449,233
Alector, Inc.*	77,790	790,346
Alkermes plc*	213,324	6,354,922
Allogene Therapeutics, Inc. (x)*	103,175	1,176,195
Allovir, Inc. (x)*	37,671	146,917
Alpine Immune Sciences, Inc.*	16,811	143,062
ALX Oncology Holdings, Inc. (x)*	24,143	195,317
Amicus Therapeutics, Inc.*	353,144	3,792,767
AnaptysBio, Inc.*	23,873	484,622
Anavex Life Sciences Corp. (x)*	89,859	899,489
Anika Therapeutics, Inc.*	19,348	431,847
Apellis Pharmaceuticals, Inc.*	117,939	5,333,202
Arbutus Biopharma Corp. (x)*	113,038	306,333
Arcellx, Inc. (x)*	12,096	218,696
Arcturus Therapeutics Holdings, Inc. (x)*	27,540	433,480
Arcus Biosciences, Inc.*	66,334	1,680,904
Arcutis Biotherapeutics, Inc.*	45,090	960,868
Arrowhead Pharmaceuticals, Inc.*	135,892	4,784,757
Atara Biotherapeutics, Inc.*	113,306	882,654
Aura Biosciences, Inc. (x)*	22,544	319,448
Aurinia Pharmaceuticals, Inc. (x)*	172,777	1,736,409
Avid Bioservices, Inc.*	81,238	1,239,692
Avidity Biosciences, Inc.*	62,405	906,745
Beam Therapeutics, Inc. (x)*	82,742	3,202,943
BioCryst Pharmaceuticals, Inc.*	241,362	2,553,610
Biohaven Pharmaceutical Holding Co. Ltd.*	80,737	11,764,188
Bioxcel Therapeutics, Inc. (x)*	20,965	276,738
Bluebird Bio, Inc.*	90,551	374,881
Blueprint Medicines Corp.*	78,445	3,962,257
Bridgebio Pharma, Inc. (x)*	142,245	1,291,585
C4 Therapeutics, Inc. (x)*	51,793	390,519
CareDx, Inc.*	68,087	1,462,509
Caribou Biosciences, Inc. (x)*	67,640	367,285
Catalyst Pharmaceuticals, Inc.*	130,638	915,772
Celldex Therapeutics, Inc.*	61,646	1,661,976
Celularity, Inc., Class A (x)*	20,196	68,666
Century Therapeutics, Inc. (x)*	23,044	193,570
Cerevel Therapeutics Holdings, Inc. (x)*	70,498	1,863,967
ChemoCentryx, Inc.*	81,723	2,025,096
Chimerix, Inc.*	97,075	201,916
Chinook Therapeutics, Inc.*	52,383	916,179
Cogent Biosciences, Inc. (x)*	53,777	485,069
Coherus Biosciences, Inc.*	85,076	615,950
Crinetics Pharmaceuticals, Inc.*	69,667	1,299,290
CTI BioPharma Corp. (x)*	118,604	708,066
Cullinan Oncology, Inc. (x)*	35,071	449,610
Cytokinetics, Inc.*	105,439	4,142,698
Day One Biopharmaceuticals, Inc. (x)*	30,250	541,475
Deciphera Pharmaceuticals, Inc.*	53,724	706,471

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Denali Therapeutics, Inc.*	128,409	$3,779,077
Design Therapeutics, Inc. (x)*	45,452	636,328
Dynavax Technologies Corp. (x)*	158,016	1,989,421
Dyne Therapeutics, Inc. (x)*	43,465	298,605
Eagle Pharmaceuticals, Inc.*	15,331	681,156
Editas Medicine, Inc. (x)*	92,151	1,090,146
Eiger BioPharmaceuticals, Inc.*	48,550	305,865
Emergent BioSolutions, Inc.*	65,679	2,038,676
Enanta Pharmaceuticals, Inc.*	25,869	1,222,828
Enochian Biosciences, Inc. (x)*	25,611	49,429
EQRx, Inc. (x)*	175,810	824,549
Erasca, Inc. (x)*	84,996	473,428
Fate Therapeutics, Inc. (x)*	108,806	2,696,213
FibroGen, Inc.*	114,310	1,207,114
Foghorn Therapeutics, Inc. (x)*	28,310	385,016
Forma Therapeutics Holdings, Inc.*	46,508	320,440
Gelesis Holdings, Inc. (x)*	12,779	19,807
Generation Bio Co.*	57,298	375,875
Geron Corp. (x)*	409,212	634,279
Global Blood Therapeutics, Inc.*	81,440	2,602,008
Gossamer Bio, Inc. (x)*	83,357	697,698
GreenLight Biosciences Holdings PBC (x)*	18,199	40,220
Halozyme Therapeutics, Inc.*	175,779	7,734,276
Heron Therapeutics, Inc. (x)*	121,024	337,657
HilleVax, Inc. (x)*	15,973	174,585
Humacyte, Inc. (x)*	40,819	131,029
Icosavax, Inc. (x)*	32,152	184,231
Ideaya Biosciences, Inc. (x)*	43,058	594,200
IGM Biosciences, Inc. (x)*	11,671	210,428
Imago Biosciences, Inc. (x)*	38,416	514,390
ImmunityBio, Inc. (x)*	96,798	360,089
ImmunoGen, Inc.*	285,806	1,286,127
Immunovant, Inc.*	53,745	209,605
Inhibrx, Inc. (x)*	37,404	424,535
Inovio Pharmaceuticals, Inc. (x)*	272,747	471,852
Insmed, Inc.*	158,331	3,122,287
Instil Bio, Inc. (x)*	103,752	479,334
Intellia Therapeutics, Inc.*	97,995	5,072,221
Intercept Pharmaceuticals, Inc. (x)*	33,479	462,345
Iovance Biotherapeutics, Inc.*	194,620	2,148,605
Ironwood Pharmaceuticals, Inc.*	176,290	2,032,624
iTeos Therapeutics, Inc.*	33,408	688,205
IVERIC bio, Inc.*	154,233	1,483,721
Janux Therapeutics, Inc.*	23,604	288,205
Jounce Therapeutics, Inc.*	47,712	144,567
KalVista Pharmaceuticals, Inc. (x)*	29,319	288,499
Karuna Therapeutics, Inc.*	34,123	4,316,901
Karyopharm Therapeutics, Inc. (x)*	95,348	430,019
Keros Therapeutics, Inc.*	20,491	566,166
Kezar Life Sciences, Inc. (x)*	70,444	582,572
Kiniksa Pharmaceuticals Ltd., Class A*	41,394	401,108
Kinnate Biopharma, Inc. (x)*	32,021	403,785
Kodiak Sciences, Inc.*	45,217	345,458
Kronos Bio, Inc.*	52,041	189,429
Krystal Biotech, Inc.*	26,750	1,756,405
Kura Oncology, Inc.*	85,750	1,571,798
Kymera Therapeutics, Inc.*	46,201	909,698
Lexicon Pharmaceuticals, Inc. (x)*	98,251	182,747
Ligand Pharmaceuticals, Inc.*	20,058	1,789,575
Lyell Immunopharma, Inc. (x)*	223,531	1,457,422
MacroGenics, Inc.*	80,494	237,457
Madrigal Pharmaceuticals, Inc.*	15,657	1,120,728
MannKind Corp. (x)*	335,684	1,278,956
MeiraGTx Holdings plc*	36,710	277,895
Mersana Therapeutics, Inc.*	99,671	460,480
MiMedx Group, Inc. (x)*	145,090	503,462
Mirum Pharmaceuticals, Inc. (x)*	19,851	386,300
Monte Rosa Therapeutics, Inc. (x)*	38,417	371,492
Morphic Holding, Inc.*	33,452	725,908
Myriad Genetics, Inc.*	103,584	1,882,121
Nkarta, Inc.*	41,956	516,898
Nurix Therapeutics, Inc. (x)*	57,216	724,927
Nuvalent, Inc., Class A (x)*	24,367	330,417
Ocugen, Inc. (x)*	251,277	570,399
Organogenesis Holdings, Inc.*	92,358	450,707
Outlook Therapeutics, Inc. (x)*	126,751	129,286
Pardes Biosciences, Inc.*	33,053	101,473
PepGen, Inc.*	12,443	123,559
PMV Pharmaceuticals, Inc. (x)*	48,873	696,440
Point Biopharma Global, Inc. (x)*	93,072	633,820
Praxis Precision Medicines, Inc. (x)*	45,485	111,438
Precigen, Inc.*	137,273	183,946
Prometheus Biosciences, Inc. (x)*	40,179	1,134,253
Protagonist Therapeutics, Inc.*	59,834	473,287
Prothena Corp. plc*	46,835	1,271,570
PTC Therapeutics, Inc.*	92,371	3,700,382
Radius Health, Inc.*	66,220	686,701
Rallybio Corp. (x)*	24,064	181,683
RAPT Therapeutics, Inc.*	34,468	629,041
Recursion Pharmaceuticals, Inc., Class A (x)*	175,246	1,426,502
REGENXBIO, Inc.*	52,916	1,307,025
Relay Therapeutics, Inc. (x)*	102,305	1,713,609
Replimune Group, Inc.*	38,747	677,298
REVOLUTION Medicines, Inc.*	79,588	1,551,170
Rigel Pharmaceuticals, Inc. (x)*	237,341	268,195
Rocket Pharmaceuticals, Inc.*	57,493	791,104
Sage Therapeutics, Inc.*	66,947	2,162,388
Sana Biotechnology, Inc. (x)*	116,215	747,262
Sangamo Therapeutics, Inc.*	153,882	637,071
Seres Therapeutics, Inc.*	93,305	320,036
Sierra Oncology, Inc.*	19,208	1,056,248
Sorrento Therapeutics, Inc. (x)*	493,230	991,392
SpringWorks Therapeutics, Inc. (x)*	45,747	1,126,291
Stoke Therapeutics, Inc.*	25,383	335,309
Sutro Biopharma, Inc.*	58,128	302,847
Syndax Pharmaceuticals, Inc.*	68,691	1,321,615
Talaris Therapeutics, Inc. (x)*	28,574	128,869
Tango Therapeutics, Inc. (x)*	56,320	255,130
Tenaya Therapeutics, Inc. (x)*	38,019	214,047
TG Therapeutics, Inc.*	172,997	735,237
Tonix Pharmaceuticals Holding Corp.*	1	2
Travere Therapeutics, Inc.*	78,574	1,903,848
Turning Point Therapeutics, Inc.*	59,492	4,476,773
Twist Bioscience Corp.*	73,607	2,573,301
Tyra Biosciences, Inc. (x)*	16,300	116,545
Vanda Pharmaceuticals, Inc.*	72,367	788,800
Vaxart, Inc. (x)*	162,755	569,643
Vaxcyte, Inc.*	67,874	1,476,938

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
VBI Vaccines, Inc. (x)*	269,493	$217,885
Vera Therapeutics, Inc. (x)*	18,196	247,648
Veracyte, Inc.*	91,046	1,811,815
Vericel Corp.*	61,828	1,556,829
Verve Therapeutics, Inc. (x)*	48,465	740,545
Vir Biotechnology, Inc.*	93,804	2,389,188
Viridian Therapeutics, Inc. (x)*	32,227	372,866
VistaGen Therapeutics, Inc. (x)*	276,890	243,663
Xencor, Inc.*	74,754	2,046,017
Y-mAbs Therapeutics, Inc. (x)*	46,851	708,856
Zentalis Pharmaceuticals, Inc. (x)*	48,122	1,352,228

		211,753,005

Health Care Equipment & Supplies (3.2%)
Alphatec Holdings, Inc. (x)*	94,030	614,956
AngioDynamics, Inc.*	49,205	952,117
Artivion, Inc.*	50,975	962,408
AtriCure, Inc.*	59,576	2,434,275
Atrion Corp.	1,869	1,175,339
Avanos Medical, Inc.*	58,810	1,607,865
Axogen, Inc.*	51,831	424,496
Axonics, Inc.*	60,943	3,453,640
BioLife Solutions, Inc.*	42,834	591,538
Bioventus, Inc., Class A (x)*	37,583	256,316
Butterfly Network, Inc. (x)*	167,398	513,912
Cardiovascular Systems, Inc.*	52,112	748,328
Cerus Corp.*	225,499	1,192,890
CONMED Corp.	36,823	3,526,170
CryoPort, Inc.*	59,954	1,857,375
Cue Health, Inc. (x)*	135,022	432,070
Cutera, Inc.*	23,579	884,212
Embecta Corp.*	72,143	1,826,661
Figs, Inc., Class A*	163,728	1,491,562
Glaukos Corp.*	60,757	2,759,583
Haemonetics Corp.*	65,346	4,259,252
Heska Corp.*	13,141	1,241,956
Inari Medical, Inc.*	62,549	4,252,707
Inogen, Inc.*	32,535	786,696
Integer Holdings Corp.*	41,908	2,961,219
iRadimed Corp.	9,057	307,395
iRhythm Technologies, Inc.*	38,237	4,130,743
Lantheus Holdings, Inc.*	89,583	5,915,165
LeMaitre Vascular, Inc.	26,068	1,187,397
LivaNova plc*	71,098	4,441,492
Meridian Bioscience, Inc.*	55,488	1,687,945
Merit Medical Systems, Inc.*	71,751	3,893,927
Mesa Laboratories, Inc.	6,669	1,360,076
Nano-X Imaging Ltd. (x)*	53,692	606,720
Natus Medical, Inc.*	45,223	1,481,958
Neogen Corp.*	143,171	3,448,989
Nevro Corp.*	46,010	2,016,618
NuVasive, Inc.*	69,454	3,414,359
Omnicell, Inc.*	56,900	6,472,375
OraSure Technologies, Inc.*	91,654	248,382
Orthofix Medical, Inc.*	25,383	597,516
OrthoPediatrics Corp.*	18,046	778,685
Outset Medical, Inc.*	62,663	931,172
Owlet, Inc. (x)*	21,348	36,292
Paragon 28, Inc. (x)*	58,496	928,332
PROCEPT BioRobotics Corp. (x)*	32,922	1,076,220
Pulmonx Corp. (x)*	44,791	659,324
RxSight, Inc. (x)*	23,327	328,444
SeaSpine Holdings Corp.*	42,224	238,566
Senseonics Holdings, Inc. (x)*	579,460	596,844
Shockwave Medical, Inc.*	46,153	8,823,069
SI-BONE, Inc.*	43,859	578,939
Sight Sciences, Inc. (x)*	29,698	266,985
Silk Road Medical, Inc. (x)*	45,871	1,669,246
STAAR Surgical Co.*	61,399	4,355,031
Surmodics, Inc.*	17,986	669,619
Tactile Systems Technology, Inc.*	25,497	186,128
Tenon Medical, Inc.*	4,182	9,451
TransMedics Group, Inc.*	37,282	1,172,519
Treace Medical Concepts, Inc.*	40,323	578,232
UFP Technologies, Inc.*	9,282	738,569
Utah Medical Products, Inc.	4,592	394,453
Varex Imaging Corp.*	50,418	1,078,441
Vicarious Surgical, Inc. (x)*	65,669	193,067
ViewRay, Inc.*	197,185	522,540
Zimvie, Inc.*	25,437	407,246
Zynex, Inc. (x)	34,342	274,049

		109,910,063

Health Care Providers & Services (2.5%)
1Life Healthcare, Inc.*	231,964	1,818,598
23andMe Holding Co. (x)*	218,949	542,994
Accolade, Inc.*	67,442	499,071
AdaptHealth Corp.*	95,575	1,724,173
Addus HomeCare Corp.*	20,608	1,716,234
Agiliti, Inc.*	32,716	671,005
AirSculpt Technologies, Inc. (x)*	8,807	52,226
Alignment Healthcare, Inc.*	106,357	1,213,533
AMN Healthcare Services, Inc.*	57,777	6,338,715
Apollo Medical Holdings, Inc. (x)*	50,130	1,934,517
ATI Physical Therapy, Inc. (x)*	83,784	118,135
Aveanna Healthcare Holdings, Inc. (x)*	55,852	126,226
Brookdale Senior Living, Inc.*	248,623	1,128,748
Cano Health, Inc.*	206,675	905,237
CareMax, Inc. (x)*	72,384	262,754
Castle Biosciences, Inc.*	28,330	621,843
Clover Health Investments Corp. (x)*	492,678	1,054,331
Community Health Systems, Inc.*	165,406	620,273
CorVel Corp.*	11,562	1,702,736
Covetrus, Inc.*	137,640	2,856,030
Cross Country Healthcare, Inc.*	45,958	957,305
DocGo, Inc. (x)*	99,454	710,102
Ensign Group, Inc. (The)	69,886	5,134,524
Fulgent Genetics, Inc. (x)*	27,910	1,521,932
Hanger, Inc.*	50,292	720,181
HealthEquity, Inc.*	106,664	6,548,103
Hims & Hers Health, Inc. (x)*	153,644	696,007
Innovage Holding Corp. (x)*	26,530	116,201
Invitae Corp. (x)*	269,970	658,727
Joint Corp. (The)*	17,642	270,099
LHC Group, Inc.*	38,548	6,003,466
LifeStance Health Group, Inc. (x)*	95,588	531,469
MEDNAX, Inc. (x)*	110,208	2,315,470
ModivCare, Inc.*	16,658	1,407,601
National HealthCare Corp.	16,706	1,167,749
National Research Corp.	18,746	717,597
Oncology Institute, Inc. (The) (x)*	22,642	114,569

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
OPKO Health, Inc. (x)*	537,528	$1,359,946
Option Care Health, Inc.*	187,220	5,202,844
Owens & Minor, Inc.	97,253	3,058,607
P3 Health Partners, Inc.*	36,194	134,642
Patterson Cos., Inc.	113,968	3,453,230
Pennant Group, Inc. (The)*	34,087	436,654
PetIQ, Inc.*	35,786	600,847
Privia Health Group, Inc. (x)*	55,751	1,623,469
Progyny, Inc.*	97,238	2,824,764
R1 RCM, Inc.*	175,106	3,670,222
RadNet, Inc.*	60,419	1,044,040
Select Medical Holdings Corp.	140,228	3,312,185
Sema4 Holdings Corp. (x)*	199,544	251,425
Surgery Partners, Inc.*	51,403	1,486,575
US Physical Therapy, Inc.	16,872	1,842,422

		85,800,353

Health Care Technology (0.7%)
Allscripts Healthcare Solutions, Inc.*	147,379	2,185,631
American Well Corp., Class A*	295,751	1,277,644
Babylon Holdings Ltd., Class A (x)*	128,519	125,666
Computer Programs and Systems, Inc.*	18,748	599,374
Convey Health Solutions Holdings, Inc. (x)*	18,040	187,616
Evolent Health, Inc., Class A*	105,722	3,246,723
Health Catalyst, Inc.*	68,702	995,492
HealthStream, Inc.*	34,786	755,204
Inspire Medical Systems, Inc.*	35,766	6,533,375
Multiplan Corp. (x)*	493,277	2,708,091
NextGen Healthcare, Inc.*	74,380	1,297,187
Nutex Health, Inc. (x)*	50,746	163,656
OptimizeRx Corp.*	22,839	625,560
Phreesia, Inc.*	66,317	1,658,588
Schrodinger, Inc.*	70,430	1,860,056
Sharecare, Inc. (x)*	80,062	126,498
Simulations Plus, Inc.	19,936	983,443

		25,329,804

Life Sciences Tools & Services (0.6%)
AbCellera Biologics, Inc.*	267,159	2,845,243
Absci Corp. (x)*	73,933	245,458
Adaptive Biotechnologies Corp.*	142,280	1,151,045
Akoya Biosciences, Inc. (x)*	11,053	142,031
Alpha Teknova, Inc. (x)*	8,508	71,467
Berkeley Lights, Inc.*	64,353	319,834
Bionano Genomics, Inc. (x)*	369,870	510,421
Codexis, Inc.*	80,701	844,133
Cytek Biosciences, Inc. (x)*	147,003	1,577,342
Inotiv, Inc.*	23,174	222,470
MaxCyte, Inc. (x)*	128,652	608,524
Medpace Holdings, Inc.*	35,784	5,355,791
NanoString Technologies, Inc.*	60,325	766,128
Nautilus Biotechnology, Inc. (x)*	56,589	152,224
NeoGenomics, Inc.*	170,406	1,388,809
Pacific Biosciences of California, Inc. (x)*	294,924	1,303,564
Quanterix Corp.*	40,926	662,592
Quantum-Si, Inc. (x)*	114,173	264,881
Science 37 Holdings, Inc. (x)*	77,735	156,247
Seer, Inc.*	58,044	519,494
Singular Genomics Systems, Inc. (x)*	62,642	239,293
SomaLogic, Inc. (x)*	188,909	853,869

		20,200,860

Pharmaceuticals (1.4%)
Aclaris Therapeutics, Inc. (x)*	77,005	1,074,990
Aerie Pharmaceuticals, Inc. (x)*	56,293	422,197
Amneal Pharmaceuticals, Inc.*	127,749	406,242
Amphastar Pharmaceuticals, Inc.*	47,568	1,654,891
Amylyx Pharmaceuticals, Inc. (x)*	12,750	245,565
AN2 Therapeutics, Inc. (x)*	6,010	46,577
ANI Pharmaceuticals, Inc.*	14,479	429,592
Arvinas, Inc.*	63,155	2,658,194
Atea Pharmaceuticals, Inc. (x)*	108,547	770,684
Athira Pharma, Inc. (x)*	46,677	142,365
Axsome Therapeutics, Inc. (x)*	36,913	1,413,768
Cara Therapeutics, Inc.*	60,255	550,128
Cassava Sciences, Inc. (x)*	50,988	1,433,783
CinCor Pharma, Inc. (x)*	15,428	290,664
Collegium Pharmaceutical, Inc.*	45,903	813,401
Corcept Therapeutics, Inc.*	109,576	2,605,717
DICE Therapeutics, Inc. (x)*	36,288	563,190
Edgewise Therapeutics, Inc. (x)*	51,871	412,893
Endo International plc (x)*	311,598	145,111
Esperion Therapeutics, Inc. (x)*	76,812	488,524
Evolus, Inc. (x)*	46,685	541,546
EyePoint Pharmaceuticals, Inc. (x)*	30,579	240,657
Fulcrum Therapeutics, Inc. (x)*	36,447	178,590
Harmony Biosciences Holdings, Inc.*	34,046	1,660,423
Innoviva, Inc. (x)*	81,150	1,197,774
Intra-Cellular Therapies, Inc.*	118,721	6,776,595
Liquidia Corp. (x)*	58,586	255,435
Nektar Therapeutics (x)*	231,342	879,100
NGM Biopharmaceuticals, Inc.*	52,865	677,729
Nuvation Bio, Inc. (x)*	158,817	514,567
Ocular Therapeutix, Inc.*	101,935	409,779
Pacira BioSciences, Inc.*	58,735	3,424,250
Phathom Pharmaceuticals, Inc. (x)*	29,312	247,393
Phibro Animal Health Corp., Class A	27,692	529,748
Prestige Consumer Healthcare, Inc.*	64,468	3,790,718
Provention Bio, Inc. (x)*	73,306	293,224
Reata Pharmaceuticals, Inc., Class A (x)*	36,509	1,109,509
Relmada Therapeutics, Inc.*	33,031	627,259
Revance Therapeutics, Inc.*	92,975	1,284,914
SIGA Technologies, Inc. (x)	55,335	640,779
Supernus Pharmaceuticals, Inc.*	66,242	1,915,719
Tarsus Pharmaceuticals, Inc. (x)*	22,902	334,369
Theravance Biopharma, Inc.*	77,160	699,070
Theseus Pharmaceuticals, Inc. (x)*	15,428	85,317
Tricida, Inc. (x)*	41,339	400,162
Ventyx Biosciences, Inc. (x)*	28,241	345,387
Xeris Biopharma Holdings, Inc. (x)*	164,558	253,419

		45,881,908

Total Health Care		498,875,993

Industrials (13.0%)
Aerospace & Defense (0.8%)
AAR Corp.*	43,877	1,835,814
Aerojet Rocketdyne Holdings, Inc.*	99,579	4,042,907

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
AeroVironment, Inc.*	30,287	$2,489,591
AerSale Corp. (x)*	21,081	305,885
Archer Aviation, Inc., Class A (x)*	158,488	488,143
Astra Space, Inc.*	183,542	238,605
Astronics Corp.*	33,173	337,369
Cadre Holdings, Inc. (x)	20,606	405,320
Ducommun, Inc.*	14,893	640,995
Kaman Corp.	37,292	1,165,375
Kratos Defense & Security Solutions, Inc.*	164,482	2,283,010
Maxar Technologies, Inc.	96,689	2,522,616
Momentus, Inc. (x)*	64,911	140,208
Moog, Inc., Class A	38,496	3,056,198
National Presto Industries, Inc.	6,398	419,965
Park Aerospace Corp.	26,194	334,235
Parsons Corp.*	45,922	1,856,167
Redwire Corp. (x)*	39,931	121,390
Rocket Lab USA, Inc. (x)*	274,442	1,040,135
Terran Orbital Corp. (x)*	27,570	126,271
Triumph Group, Inc.*	86,165	1,145,133
Vectrus, Inc.*	15,226	509,462
Virgin Galactic Holdings, Inc. (x)*	295,210	1,777,164

		27,281,958

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	78,491	2,255,046
Atlas Air Worldwide Holdings, Inc.*	35,511	2,191,384
Forward Air Corp.	34,242	3,148,894
Hub Group, Inc., Class A*	44,388	3,148,885
Radiant Logistics, Inc.*	49,616	368,151

		11,112,360

Airlines (0.3%)
Allegiant Travel Co.*	20,571	2,326,374
Blade Air Mobility, Inc. (x)*	69,831	311,446
Frontier Group Holdings, Inc. (x)*	46,679	437,382
Hawaiian Holdings, Inc.*	67,244	962,262
Joby Aviation, Inc. (x)*	324,570	1,593,639
SkyWest, Inc.*	66,777	1,419,011
Spirit Airlines, Inc.*	140,913	3,359,366
Sun Country Airlines Holdings, Inc.*	43,184	791,995
Wheels Up Experience, Inc. (x)*	194,402	379,084

		11,580,559

Building Products (1.2%)
AAON, Inc.	56,229	3,079,100
American Woodmark Corp.*	22,015	990,895
Apogee Enterprises, Inc.	27,097	1,062,744
Caesarstone Ltd. (x)	30,869	281,834
Cornerstone Building Brands, Inc.*	81,748	2,002,009
CSW Industrials, Inc.	19,807	2,040,715
Gibraltar Industries, Inc. (x)*	44,103	1,708,991
Griffon Corp.	59,442	1,666,159
Insteel Industries, Inc.	24,993	841,514
Janus International Group, Inc.*	98,511	889,554
JELD-WEN Holding, Inc.*	110,861	1,617,462
Masonite International Corp.*	28,990	2,227,302
PGT Innovations, Inc.*	77,278	1,285,906
Quanex Building Products Corp.	44,553	1,013,581
Resideo Technologies, Inc.*	192,304	3,734,544
Simpson Manufacturing Co., Inc.	55,719	5,605,889
UFP Industries, Inc.	77,845	5,304,358
View, Inc. (x)*	130,475	211,370
Zurn Water Solutions Corp.	161,399	4,396,509

		39,960,436

Commercial Services & Supplies (1.3%)
ABM Industries, Inc.	86,048	3,736,204
ACCO Brands Corp.	123,947	809,374
ACV Auctions, Inc., Class A*	144,951	947,980
Aris Water Solution, Inc., Class A (x)	26,089	435,165
Brady Corp., Class A	59,927	2,830,951
BrightView Holdings, Inc.*	63,121	757,452
Brink’s Co. (The)	60,349	3,663,788
Casella Waste Systems, Inc., Class A*	65,436	4,755,888
Cimpress plc*	22,599	879,101
CompX International, Inc.	2,589	60,039
CoreCivic, Inc. (REIT)*	162,251	1,802,609
Deluxe Corp.	54,499	1,180,993
Ennis, Inc.	34,666	701,293
GEO Group, Inc. (The) (REIT) (x)*	156,976	1,036,042
Harsco Corp.*	104,983	746,429
Healthcare Services Group, Inc.	101,289	1,763,442
Heritage-Crystal Clean, Inc.*	20,200	544,592
HNI Corp.	53,367	1,851,301
Interface, Inc.	77,936	977,317
KAR Auction Services, Inc.*	160,582	2,371,796
Kimball International, Inc., Class B	48,025	368,352
Li-Cycle Holdings Corp.*	169,286	1,164,688
Matthews International Corp., Class A	40,634	1,164,977
MillerKnoll, Inc. (x)	99,715	2,619,513
Montrose Environmental Group, Inc.*	35,104	1,185,111
NL Industries, Inc.	13,377	132,031
Pitney Bowes, Inc.	191,189	692,104
Quad/Graphics, Inc. (x)*	42,226	116,122
SP Plus Corp.*	32,096	985,989
Steelcase, Inc., Class A	116,599	1,251,107
UniFirst Corp.	19,189	3,303,962
Viad Corp.*	27,005	745,608
VSE Corp.	14,190	533,260

		46,114,580

Construction & Engineering (1.2%)
Ameresco, Inc., Class A*	41,429	1,887,505
API Group Corp.*	269,878	4,040,074
Arcosa, Inc.	61,833	2,870,906
Argan, Inc.	19,808	739,235
Comfort Systems USA, Inc.	45,385	3,773,763
Concrete Pumping Holdings, Inc. (x)*	39,989	242,333
Construction Partners, Inc., Class A*	52,958	1,108,940
Dycom Industries, Inc.*	37,337	3,473,834
EMCOR Group, Inc.	64,439	6,634,639
Fluor Corp.*	182,984	4,453,831
Granite Construction, Inc.	60,851	1,773,198
Great Lakes Dredge & Dock Corp.*	87,523	1,147,427
IES Holdings, Inc.*	12,337	372,207
Infrastructure and Energy Alternatives, Inc.*	30,256	242,956
MYR Group, Inc.*	22,138	1,951,022
Northwest Pipe Co.*	12,872	385,388

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
NV5 Global, Inc.*	17,687	$2,064,780
Primoris Services Corp.	71,130	1,547,789
Sterling Infrastructure, Inc.*	34,677	760,120
Tutor Perini Corp.*	58,398	512,734

		39,982,681

Electrical Equipment (0.9%)
Allied Motion Technologies, Inc.	13,795	315,078
Array Technologies, Inc.*	195,476	2,152,191
Atkore, Inc.*	55,769	4,629,385
AZZ, Inc.	33,395	1,363,184
Babcock & Wilcox Enterprises, Inc.*	73,817	445,117
Blink Charging Co. (x)*	49,225	813,689
Bloom Energy Corp., Class A (x)*	211,183	3,484,519
Encore Wire Corp.	24,458	2,541,675
Energy Vault Holdings, Inc. (x)*	30,727	307,885
EnerSys	52,637	3,103,478
Enovix Corp. (x)*	140,400	1,250,964
ESS Tech, Inc. (x)*	101,851	286,201
Fluence Energy, Inc. (x)*	45,250	428,970
FTC Solar, Inc. (x)*	54,425	197,018
FuelCell Energy, Inc. (x)*	495,712	1,858,920
GrafTech International Ltd.	249,107	1,761,186
Heliogen, Inc. (x)*	45,778	96,592
NuScale Power Corp. (x)*	21,405	213,836
Powell Industries, Inc.	12,211	285,371
Preformed Line Products Co. (x)	3,955	243,232
Shoals Technologies Group, Inc., Class A*	144,472	2,380,899
Stem, Inc. (x)*	186,826	1,337,674
Thermon Group Holdings, Inc.*	43,407	609,868
TPI Composites, Inc. (x)*	48,197	602,463
Vicor Corp.*	28,432	1,556,083

		32,265,478

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A (x)	27,093	623,410

Machinery (3.3%)
Alamo Group, Inc.	13,333	1,552,361
Albany International Corp., Class A	41,260	3,250,875
Altra Industrial Motion Corp.	86,176	3,037,704
Astec Industries, Inc.	30,950	1,262,141
Barnes Group, Inc.	62,969	1,960,855
Berkshire Grey, Inc. (x)*	83,493	121,065
Blue Bird Corp.*	21,187	195,132
Chart Industries, Inc.*	47,608	7,968,627
CIRCOR International, Inc.*	21,731	356,171
Columbus McKinnon Corp.	37,617	1,067,194
Desktop Metal, Inc., Class A (x)*	341,853	752,077
Douglas Dynamics, Inc.	30,522	877,202
Energy Recovery, Inc.*	67,116	1,303,393
Enerpac Tool Group Corp.	78,402	1,491,206
EnPro Industries, Inc.	27,681	2,267,904
ESCO Technologies, Inc.	34,016	2,325,674
Evoqua Water Technologies Corp.*	153,919	5,003,907
Fathom Digital Manufacturing C (x)*	13,088	50,781
Federal Signal Corp.	75,272	2,679,683
Franklin Electric Co., Inc.	57,905	4,242,120
Gorman-Rupp Co. (The)	30,450	861,735
Greenbrier Cos., Inc. (The)	42,173	1,517,806
Helios Technologies, Inc.	43,007	2,849,214
Hillenbrand, Inc.	92,944	3,806,986
Hillman Solutions Corp.*	167,529	1,447,451
Hydrofarm Holdings Group, Inc. (x)*	53,882	187,509
Hyliion Holdings Corp. (x)*	153,032	492,763
Hyster-Yale Materials Handling, Inc.	14,461	465,933
Hyzon Motors, Inc. (x)*	111,011	326,372
John Bean Technologies Corp.	40,721	4,496,413
Kadant, Inc.	15,445	2,816,396
Kennametal, Inc.	103,608	2,406,814
Lightning eMotors, Inc. (x)*	48,072	133,159
Lindsay Corp.	14,681	1,949,930
Luxfer Holdings plc	36,683	554,647
Manitowoc Co., Inc. (The)*	46,243	486,939
Markforged Holding Corp. (x)*	135,560	250,786
Meritor, Inc.*	91,756	3,333,496
Microvast Holdings, Inc. (x)*	217,909	483,758
Miller Industries, Inc.	14,740	334,156
Mueller Industries, Inc.	71,353	3,802,401
Mueller Water Products, Inc., Class A	207,296	2,431,582
Nikola Corp. (x)*	380,064	1,809,105
Omega Flex, Inc.	4,127	444,148
Proterra, Inc. (x)*	282,684	1,311,654
Proto Labs, Inc.*	36,744	1,757,833
RBC Bearings, Inc.*	37,189	6,878,106
REV Group, Inc.	46,759	508,270
Sarcos Technology and Robotics Corp. (x)*	91,148	242,454
Shyft Group, Inc. (The)	46,036	855,809
SPX Corp.*	55,971	2,957,508
Standex International Corp.	15,909	1,348,765
Tennant Co.	24,753	1,466,615
Terex Corp.	91,011	2,490,971
Titan International, Inc.*	67,935	1,025,819
Trinity Industries, Inc.	109,265	2,646,398
Velo3D, Inc. (x)*	81,638	112,661
Wabash National Corp.	67,362	914,776
Watts Water Technologies, Inc., Class A	34,979	4,296,820
Welbilt, Inc.*	167,695	3,992,818
Xos, Inc. (x)*	64,088	117,922

		112,380,770

Marine (0.3%)
Costamare, Inc.	65,988	798,455
Eagle Bulk Shipping, Inc.	16,921	877,862
Eneti, Inc. (x)	26,291	161,427
Genco Shipping & Trading Ltd.	49,904	964,145
Golden Ocean Group Ltd. (x)	157,139	1,829,098
Matson, Inc.	51,680	3,766,438
Safe Bulkers, Inc.	84,566	323,042

		8,720,467

Professional Services (1.6%)
Alight, Inc., Class A (x)*	433,324	2,924,937
ASGN, Inc.*	65,892	5,946,753
Atlas Technical Consultants, Inc. (x)*	19,486	102,496
Barrett Business Services, Inc.	9,841	717,114
CBIZ, Inc.*	61,853	2,471,646
CRA International, Inc.	9,673	863,992
Exponent, Inc.	66,660	6,097,390

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
First Advantage Corp. (x)*	73,794	$934,970
Forrester Research, Inc.*	15,131	723,867
Franklin Covey Co.*	16,747	773,376
Heidrick & Struggles International, Inc.	25,476	824,403
HireRight Holdings Corp. (x)*	30,067	427,252
Huron Consulting Group, Inc.*	26,411	1,716,451
ICF International, Inc.	23,309	2,214,355
Insperity, Inc.	47,038	4,695,804
Kelly Services, Inc., Class A	47,204	936,055
Kforce, Inc.	26,955	1,653,420
Korn Ferry	68,930	3,999,319
Legalzoom.com, Inc. (x)*	126,471	1,389,916
ManTech International Corp., Class A	39,337	3,754,717
Planet Labs PBC (x)*	198,743	860,557
Red Violet, Inc. (x)*	10,188	193,980
Resources Connection, Inc.	40,558	826,167
Skillsoft Corp. (x)*	99,370	349,782
Spire Global, Inc. (x)*	146,113	169,491
Sterling Check Corp. (x)*	31,230	509,361
TriNet Group, Inc.*	48,713	3,781,103
TrueBlue, Inc.*	45,813	820,053
Upwork, Inc.*	158,197	3,271,514
Willdan Group, Inc.*	15,865	437,557

		54,387,798

Road & Rail (0.5%)
ArcBest Corp.	31,393	2,209,125
Bird Global, Inc., Class A (x)*	276,218	120,431
Covenant Logistics Group, Inc.	16,101	403,974
Daseke, Inc.*	53,839	344,031
Heartland Express, Inc.	63,164	878,611
Marten Transport Ltd.	80,055	1,346,525
PAM Transportation Services, Inc.*	9,222	252,591
Saia, Inc.*	34,316	6,451,408
TuSimple Holdings, Inc., Class A (x)*	181,727	1,313,886
Universal Logistics Holdings, Inc.	10,268	280,419
Werner Enterprises, Inc.	80,736	3,111,566

		16,712,567

Trading Companies & Distributors (1.3%)
Alta Equipment Group, Inc.*	26,661	239,149
Applied Industrial Technologies, Inc.	49,108	4,722,716
Beacon Roofing Supply, Inc.*	70,198	3,605,369
BlueLinx Holdings, Inc.*	12,252	818,556
Boise Cascade Co.	50,507	3,004,661
Custom Truck One Source, Inc. (x)*	77,903	436,257
Distribution Solutions Group, Inc.*	7,013	360,398
DXP Enterprises, Inc.*	17,980	550,727
GATX Corp.	45,410	4,275,806
Global Industrial Co.	16,191	546,770
GMS, Inc.*	56,856	2,530,092
H&E Equipment Services, Inc.	42,773	1,239,134
Herc Holdings, Inc.	33,192	2,992,259
Hudson Technologies, Inc.*	53,017	398,158
Karat Packaging, Inc.*	6,635	113,193
McGrath RentCorp	32,121	2,441,196
MRC Global, Inc.*	109,136	1,086,995
NOW, Inc.*	142,360	1,392,281
Rush Enterprises, Inc., Class A	53,636	2,585,255
Rush Enterprises, Inc., Class B	8,669	430,069
Textainer Group Holdings Ltd.	62,674	1,717,894
Titan Machinery, Inc.*	25,977	582,145
Transcat, Inc.*	9,711	551,682
Triton International Ltd.	81,969	4,315,668
Veritiv Corp.*	19,081	2,071,243

		43,007,673

Total Industrials		444,130,737

Information Technology (11.9%)
Communications Equipment (0.7%)
ADTRAN, Inc.	64,727	1,134,664
Aviat Networks, Inc.*	10,493	262,745
Calix, Inc.*	73,982	2,525,745
Cambium Networks Corp.*	12,468	182,656
Casa Systems, Inc. (x)*	37,005	145,430
Clearfield, Inc.*	14,737	912,957
CommScope Holding Co., Inc.*	262,199	1,604,658
Comtech Telecommunications Corp.	34,571	313,559
Digi International, Inc.*	45,271	1,096,463
DZS, Inc.*	24,199	393,718
Extreme Networks, Inc.*	164,212	1,464,771
Harmonic, Inc.*	117,585	1,019,462
Infinera Corp.*	245,291	1,314,760
Inseego Corp. (x)*	120,649	228,026
NETGEAR, Inc.*	38,832	719,169
NetScout Systems, Inc.*	93,333	3,159,322
Ondas Holdings, Inc. (x)*	42,115	227,000
Plantronics, Inc.*	56,694	2,249,618
Ribbon Communications, Inc.*	97,891	297,589
Viavi Solutions, Inc.*	294,317	3,893,814

		23,146,126

Electronic Equipment, Instruments & Components (1.9%)
908 Devices, Inc. (x)*	25,016	515,079
Advanced Energy Industries, Inc.	48,556	3,543,617
Aeva Technologies, Inc. (x)*	141,681	443,462
AEye, Inc. (x)*	55,037	105,121
Akoustis Technologies, Inc.*	62,915	232,785
Arlo Technologies, Inc.*	113,212	709,839
Badger Meter, Inc.	38,843	3,142,010
Belden, Inc.	56,452	3,007,198
Benchmark Electronics, Inc.	47,193	1,064,674
Cepton, Inc.*	10,082	15,728
CTS Corp.	42,456	1,445,627
ePlus, Inc.*	35,392	1,880,023
Evolv Technologies Holdings, Inc. (x)*	101,757	270,674
Fabrinet*	47,312	3,837,003
FARO Technologies, Inc.*	24,385	751,790
Focus Universal, Inc. (x)*	21,154	241,579
Identiv, Inc.*	29,902	346,265
Insight Enterprises, Inc.*	41,051	3,541,880
Itron, Inc.*	60,165	2,973,956
Kimball Electronics, Inc.*	30,431	611,663
Knowles Corp.*	117,126	2,029,794
Lightwave Logic, Inc. (x)*	142,995	935,187
Methode Electronics, Inc.	49,217	1,822,998
MicroVision, Inc. (x)*	218,588	839,378
Mirion Technologies, Inc. (x)*	170,166	980,156
Napco Security Technologies, Inc.*	35,906	739,305

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
nLight, Inc.*	56,762	$580,108
Novanta, Inc.*	45,648	5,535,733
OSI Systems, Inc.*	21,107	1,803,382
Ouster, Inc. (x)*	169,648	274,830
PAR Technology Corp. (x)*	34,327	1,286,919
PC Connection, Inc.	14,867	654,891
Plexus Corp.*	35,261	2,767,988
Rogers Corp.*	24,259	6,358,041
Sanmina Corp.*	76,374	3,110,713
ScanSource, Inc.*	33,638	1,047,487
SmartRent, Inc. (x)*	152,209	687,985
TTM Technologies, Inc.*	127,680	1,596,000
Velodyne Lidar, Inc.*	246,548	235,503
Vishay Intertechnology, Inc.	167,245	2,980,306
Vishay Precision Group, Inc.*	16,664	485,422

		65,432,099

IT Services (1.9%)
AvidXchange Holdings, Inc. (x)*	188,634	1,158,213
BigCommerce Holdings, Inc.*	84,072	1,361,966
Bread Financial Holdings, Inc.	10,872	402,916
Brightcove, Inc.*	58,868	372,046
Cantaloupe, Inc.*	77,491	433,950
Cass Information Systems, Inc.	18,565	627,497
Cerberus Cyber Sentinel Corp. (x)*	60,109	216,392
Conduent, Inc.*	214,458	926,459
Core Scientific, Inc. (x)*	289,792	431,790
CSG Systems International, Inc.	42,774	2,552,752
Cyxtera Technologies, Inc. (x)*	56,188	637,172
DigitalOcean Holdings, Inc. (x)*	99,146	4,100,679
Edgio, Inc.*	164,396	379,755
Evertec, Inc.	76,928	2,837,105
Evo Payments, Inc., Class A*	64,359	1,513,724
ExlService Holdings, Inc.*	41,833	6,163,256
Fastly, Inc., Class A (x)*	147,130	1,708,179
Flywire Corp.*	74,751	1,317,860
Grid Dynamics Holdings, Inc.*	60,967	1,025,465
Hackett Group, Inc. (The)	32,215	611,119
I3 Verticals, Inc., Class A*	29,880	747,598
IBEX Holdings Ltd.*	8,546	144,171
Information Services Group, Inc. (x)	45,416	307,012
International Money Express, Inc.*	39,375	806,006
Marqeta, Inc., Class A*	565,094	4,582,912
Maximus, Inc.	79,129	4,946,354
MoneyGram International, Inc.*	120,053	1,200,530
Paya Holdings, Inc.*	118,995	781,797
Payoneer Global, Inc. (x)*	286,327	1,122,402
Paysafe Ltd. (x)*	448,114	873,822
Perficient, Inc.*	45,656	4,186,199
PFSweb, Inc. (x)*	21,111	248,265
Priority Technology Holdings, Inc. (x)*	10,429	34,416
Rackspace Technology, Inc. (x)*	72,542	520,126
Remitly Global, Inc. (x)*	110,770	848,498
Repay Holdings Corp.*	116,135	1,492,335
Sabre Corp.*	421,627	2,458,085
SolarWinds Corp.	57,994	594,438
Squarespace, Inc., Class A (x)*	40,685	851,130
StoneCo Ltd., Class A (x)*	362,217	2,789,071
TTEC Holdings, Inc.	24,586	1,669,143
Tucows, Inc., Class A (x)*	13,455	598,882
Unisys Corp.*	88,429	1,063,801
Verra Mobility Corp.*	192,830	3,029,359

		64,674,647

Semiconductors & Semiconductor Equipment (2.5%)
ACM Research, Inc., Class A*	60,743	1,022,305
Alpha & Omega Semiconductor Ltd.*	28,614	953,991
Ambarella, Inc.*	47,368	3,100,709
Amkor Technology, Inc.	135,772	2,301,335
Atomera, Inc.*	28,326	265,698
Axcelis Technologies, Inc.*	43,821	2,403,144
AXT, Inc.*	58,446	342,494
CEVA, Inc.*	30,862	1,035,729
CMC Materials, Inc.	36,912	6,440,775
Cohu, Inc.*	64,871	1,800,170
Credo Technology Group Holding Ltd. (x)*	29,325	342,516
CyberOptics Corp.*	7,179	250,834
Diodes, Inc.*	57,982	3,743,898
FormFactor, Inc.*	99,424	3,850,692
Ichor Holdings Ltd.*	37,296	968,950
Impinj, Inc.*	28,043	1,645,283
indie Semiconductor, Inc., Class A (x)*	125,336	714,415
Kulicke & Soffa Industries, Inc.	75,132	3,216,401
MACOM Technology Solutions Holdings, Inc.*	65,694	3,028,493
MaxLinear, Inc.*	94,374	3,206,828
NeoPhotonics Corp.*	68,803	1,082,271
Onto Innovation, Inc.*	64,768	4,516,920
PDF Solutions, Inc.*	39,276	844,827
Photronics, Inc.*	74,045	1,442,397
Power Integrations, Inc.	74,680	5,601,747
Rambus, Inc.*	144,919	3,114,309
Rigetti Computing, Inc. (x)*	39,193	143,838
Rockley Photonics Holdings Ltd. (x)*	123,519	269,271
Semtech Corp.*	82,234	4,520,403
Silicon Laboratories, Inc.*	46,941	6,582,067
SiTime Corp.*	20,508	3,343,419
SkyWater Technology, Inc.*	11,379	68,502
SMART Global Holdings, Inc.*	64,888	1,062,217
SunPower Corp. (x)*	106,373	1,681,757
Synaptics, Inc.*	51,341	6,060,805
Transphorm, Inc. (x)*	24,559	93,570
Ultra Clean Holdings, Inc.*	59,529	1,772,178
Veeco Instruments, Inc.*	66,765	1,295,241

		84,130,399

Software (4.6%)
8x8, Inc.*	151,305	779,221
A10 Networks, Inc.	82,282	1,183,215
ACI Worldwide, Inc.*	156,926	4,062,814
Agilysys, Inc.*	27,692	1,309,001
Alarm.com Holdings, Inc.*	63,400	3,921,924
Alkami Technology, Inc. (x)*	49,475	687,208
Altair Engineering, Inc., Class A*	70,575	3,705,188
American Software, Inc., Class A	42,539	687,430
Amplitude, Inc., Class A (x)*	72,056	1,029,680
Appfolio, Inc., Class A*	25,603	2,320,656
Appian Corp. (x)*	52,314	2,477,591

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Applied Blockchain, Inc. (x)*	10,455	$10,978
Arteris, Inc. (x)*	25,604	178,460
Asana, Inc., Class A (x)*	95,501	1,678,908
Avaya Holdings Corp.*	111,258	249,218
AvePoint, Inc. (x)*	158,237	686,749
Benefitfocus, Inc.*	36,147	281,224
Blackbaud, Inc.*	60,767	3,528,740
Blackline, Inc.*	72,097	4,801,660
Blend Labs, Inc., Class A (x)*	235,704	556,261
Box, Inc., Class A*	168,686	4,240,766
BTRS Holdings, Inc., Class 1*	126,448	629,711
C3.ai, Inc., Class A (x)*	79,193	1,446,064
Cerence, Inc.*	50,735	1,280,044
ChannelAdvisor Corp.*	38,092	555,381
Cipher Mining, Inc. (x)*	86,440	118,423
Cleanspark, Inc. (x)*	47,382	185,737
Clear Secure, Inc., Class A (x)*	80,666	1,613,320
CommVault Systems, Inc.*	56,806	3,573,097
Consensus Cloud Solutions, Inc.*	20,229	883,603
Couchbase, Inc. (x)*	31,248	513,092
CS Disco, Inc. (x)*	29,143	525,740
Cvent Holding Corp. (x)*	103,776	479,445
Digimarc Corp. (x)*	16,207	229,167
Digital Turbine, Inc.*	121,742	2,126,833
Domo, Inc., Class B*	37,440	1,040,832
Duck Creek Technologies, Inc.*	99,305	1,474,679
E2open Parent Holdings, Inc. (x)*	266,597	2,074,125
Ebix, Inc.	34,843	588,847
eGain Corp.*	29,588	288,483
Enfusion, Inc., Class A (x)*	29,174	297,867
EngageSmart, Inc.*	45,641	733,907
Envestnet, Inc.*	71,413	3,768,464
Everbridge, Inc.*	51,210	1,428,247
EverCommerce, Inc. (x)*	39,902	360,714
ForgeRock, Inc., Class A (x)*	35,806	766,965
Greenidge Generation Holdings, Inc. (x)*	13,286	33,746
GTY Technology Holdings, Inc.*	46,585	291,622
Instructure Holdings, Inc. (x)*	21,677	492,068
Intapp, Inc. (x)*	18,399	269,361
InterDigital, Inc.	40,702	2,474,682
IronNet, Inc.*	82,108	181,459
Kaleyra, Inc. (x)*	63,614	129,773
KnowBe4, Inc., Class A (x)*	94,237	1,471,982
Latch, Inc. (x)*	109,663	125,016
LivePerson, Inc.*	88,163	1,246,625
LiveRamp Holdings, Inc.*	88,583	2,286,327
LiveVox Holdings, Inc. (x)*	28,826	47,851
Marathon Digital Holdings, Inc. (x)*	126,959	677,961
Matterport, Inc. (x)*	284,504	1,041,285
MeridianLink, Inc. (x)*	30,153	503,555
MicroStrategy, Inc., Class A (x)*	12,507	2,054,900
Mitek Systems, Inc.*	57,067	527,299
Model N, Inc.*	47,599	1,217,582
Momentive Global, Inc.*	174,116	1,532,221
N-able, Inc.*	85,273	767,457
NextNav, Inc. (x)*	62,531	141,945
Olo, Inc., Class A*	115,973	1,144,654
ON24, Inc.*	53,043	503,378
OneSpan, Inc.*	47,218	561,894
PagerDuty, Inc.*	109,242	2,707,017
Ping Identity Holding Corp.*	102,205	1,853,999
Progress Software Corp.	58,482	2,649,235
PROS Holdings, Inc.*	53,787	1,410,833
Q2 Holdings, Inc.*	73,311	2,827,605
Qualys, Inc.*	50,439	6,362,375
Rapid7, Inc.*	74,824	4,998,243
Rimini Street, Inc.*	71,437	429,336
Riot Blockchain, Inc. (x)*	142,981	599,090
Sailpoint Technologies Holdings, Inc. (x)*	121,693	7,627,717
Sapiens International Corp. NV	41,168	995,854
SecureWorks Corp., Class A*	14,823	160,978
ShotSpotter, Inc.*	12,279	330,428
Sprout Social, Inc., Class A*	60,739	3,527,114
SPS Commerce, Inc.*	46,544	5,261,799
Sumo Logic, Inc.*	118,086	884,464
Telos Corp.*	72,431	585,242
Tenable Holdings, Inc.*	142,689	6,479,507
Terawulf, Inc. (x)*	27,706	33,247
Upland Software, Inc.*	40,008	580,916
UserTesting, Inc. (x)*	59,348	297,927
Varonis Systems, Inc.*	142,409	4,175,432
Verint Systems, Inc.*	86,387	3,658,489
Veritone, Inc. (x)*	38,079	248,656
Viant Technology, Inc., Class A*	16,523	83,937
Vonage Holdings Corp.*	337,457	6,357,690
Weave Communications, Inc. (x)*	6,271	19,064
WM Technology, Inc. (x)*	91,105	299,735
Workiva, Inc.*	62,201	4,104,644
Xperi Holding Corp.	139,596	2,014,370
Yext, Inc.*	150,968	721,627
Zeta Global Holdings Corp., Class A (x)*	40,930	185,004
Zuora, Inc., Class A*	149,468	1,337,739

		158,893,635

Technology Hardware, Storage & Peripherals (0.3%)
3D Systems Corp.*	163,761	1,588,482
Avid Technology, Inc.*	48,494	1,258,419
CompoSecure, Inc. (x)*	10,074	52,385
Corsair Gaming, Inc. (x)*	49,344	647,887
Diebold Nixdorf, Inc. (x)*	96,480	219,010
Eastman Kodak Co. (x)*	64,941	301,326
IonQ, Inc. (x)*	154,241	675,575
Super Micro Computer, Inc.*	59,369	2,395,539
Turtle Beach Corp.*	20,447	250,067
Xerox Holdings Corp.	143,294	2,127,916

		9,516,606

Total Information Technology		405,793,512

Materials (3.6%)
Chemicals (1.9%)
AdvanSix, Inc.	36,954	1,235,742
American Vanguard Corp.	39,321	878,824
Amyris, Inc. (x)*	225,835	417,795
Aspen Aerogels, Inc. (x)*	38,752	382,870
Avient Corp.	117,507	4,709,681
Balchem Corp.	41,410	5,372,533
Cabot Corp.	72,111	4,599,961
Chase Corp.	10,273	799,342
Danimer Scientific, Inc. (x)*	121,418	553,666

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Diversey Holdings Ltd.*	99,477	$656,548
Ecovyst, Inc.	74,328	732,131
FutureFuel Corp.	34,370	250,214
GCP Applied Technologies, Inc.*	63,871	1,997,885
Hawkins, Inc.	25,763	928,241
HB Fuller Co.	67,514	4,065,018
Ingevity Corp.*	50,506	3,188,949
Innospec, Inc.	31,235	2,992,001
Intrepid Potash, Inc.*	14,694	665,491
Koppers Holdings, Inc.	26,281	595,002
Kronos Worldwide, Inc.	29,850	549,240
Livent Corp.*	209,381	4,750,855
LSB Industries, Inc.*	40,083	555,550
Minerals Technologies, Inc.	41,997	2,576,096
Origin Materials, Inc. (x)*	134,047	686,321
Orion Engineered Carbons SA	81,292	1,262,465
Perimeter Solutions SA*	154,412	1,673,826
PureCycle Technologies, Inc. (x)*	136,849	1,015,420
Quaker Chemical Corp.	18,084	2,703,920
Rayonier Advanced Materials, Inc.*	82,841	217,043
Schweitzer-Mauduit International, Inc.	41,979	1,054,512
Sensient Technologies Corp.	54,200	4,366,352
Stepan Co.	27,353	2,772,226
Tredegar Corp.	35,136	351,360
Trinseo plc	47,028	1,808,697
Tronox Holdings plc, Class A	153,673	2,581,706
Valhi, Inc.	3,234	146,629

		64,094,112

Construction Materials (0.1%)
Summit Materials, Inc., Class A*	157,934	3,678,283
United States Lime & Minerals, Inc.	3,089	326,198

		4,004,481

Containers & Packaging (0.3%)
Cryptyde, Inc.*	23,593	47,894
Greif, Inc., Class A	31,590	1,970,584
Greif, Inc., Class B	7,950	495,206
Myers Industries, Inc.	48,587	1,104,382
O-I Glass, Inc.*	207,089	2,899,246
Pactiv Evergreen, Inc.	56,058	558,338
Ranpak Holdings Corp.*	50,594	354,158
TriMas Corp.	58,047	1,607,321

		9,037,129

Metals & Mining (1.2%)
5E Advanced Materials, Inc.*	39,868	485,592
Allegheny Technologies, Inc.*	160,477	3,644,432
Alpha Metallurgical Resources, Inc.	23,141	2,988,197
Arconic Corp.*	136,700	3,834,435
Carpenter Technology Corp.	63,101	1,761,149
Century Aluminum Co.*	68,311	503,452
Coeur Mining, Inc.*	342,043	1,039,811
Commercial Metals Co.	154,473	5,113,056
Compass Minerals International, Inc.	45,489	1,609,856
Constellium SE*	156,451	2,066,718
Dakota Gold Corp. (x)*	56,551	189,446
Haynes International, Inc.	16,316	534,675
Hecla Mining Co.	707,029	2,771,554
Hycroft Mining Holding Corp. (x)*	185,675	206,099
Kaiser Aluminum Corp.	21,021	1,662,551
Materion Corp.	27,097	1,997,862
Novagold Resources, Inc.*	317,462	1,526,992
Olympic Steel, Inc.	13,564	349,273
Piedmont Lithium, Inc. (x)*	22,314	812,453
PolyMet Mining Corp.*	41,785	114,909
Ramaco Resources, Inc. (x)	28,665	376,945
Ryerson Holding Corp.	20,084	427,588
Schnitzer Steel Industries, Inc., Class A	35,388	1,162,142
SunCoke Energy, Inc.	111,796	761,331
TimkenSteel Corp.*	60,789	1,137,362
Warrior Met Coal, Inc.	69,013	2,112,488
Worthington Industries, Inc.	39,667	1,749,315

		40,939,683

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	21,437	720,926
Glatfelter Corp.	57,584	396,178
Neenah, Inc.	23,107	788,873
Resolute Forest Products, Inc. (x)*	57,503	733,738
Sylvamo Corp.	45,005	1,470,764

		4,110,479

Total Materials		122,185,884

Real Estate (6.4%)
Equity Real Estate Investment Trusts (REITs) (5.7%)
Acadia Realty Trust (REIT)	119,006	1,858,874
Agree Realty Corp. (REIT) (x)	94,485	6,815,203
Alexander & Baldwin, Inc. (REIT)	97,475	1,749,676
Alexander’s, Inc. (REIT)	2,790	619,826
American Assets Trust, Inc. (REIT)	67,389	2,001,453
Apartment Investment and Management Co. (REIT), Class A*	199,461	1,276,550
Apple Hospitality REIT, Inc. (REIT)	285,155	4,183,224
Armada Hoffler Properties, Inc. (REIT)	88,657	1,138,356
Ashford Hospitality Trust, Inc. (REIT)*	44,230	264,495
Bluerock Residential Growth REIT, Inc. (REIT)	36,720	965,369
Braemar Hotels & Resorts, Inc. (REIT) (x)	95,467	409,553
Brandywine Realty Trust (REIT)	225,711	2,175,854
Broadstone Net Lease, Inc. (REIT)	216,029	4,430,755
BRT Apartments Corp. (REIT)	16,207	348,288
CareTrust REIT, Inc. (REIT)	128,362	2,366,995
CatchMark Timber Trust, Inc. (REIT), Class A	66,773	671,736
CBL & Associates Properties, Inc. (REIT) (x)*	31,302	735,284
Cedar Realty Trust, Inc. (REIT)	12,683	365,144
Centerspace (REIT)	18,755	1,529,470
Chatham Lodging Trust (REIT)*	64,103	669,876
City Office REIT, Inc. (REIT)	57,211	740,882
Clipper Realty, Inc. (REIT)	16,358	126,284
Community Healthcare Trust, Inc. (REIT)	32,291	1,169,257
Corporate Office Properties Trust (REIT)	144,501	3,784,481
CTO Realty Growth, Inc. (REIT)	7,322	447,521

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
DiamondRock Hospitality Co. (REIT)*	278,019	$2,282,536
Diversified Healthcare Trust (REIT)	308,709	561,850
Easterly Government Properties, Inc. (REIT)	116,117	2,210,868
Empire State Realty Trust, Inc. (REIT), Class A (x)	187,460	1,317,844
Equity Commonwealth (REIT)*	138,673	3,817,668
Essential Properties Realty Trust, Inc. (REIT)	169,438	3,641,223
Farmland Partners, Inc. (REIT)	54,341	749,906
Four Corners Property Trust, Inc. (REIT)	103,849	2,761,345
Franklin Street Properties Corp. (REIT)	134,320	560,114
Getty Realty Corp. (REIT)	53,813	1,426,045
Gladstone Commercial Corp. (REIT)	49,687	936,103
Gladstone Land Corp. (REIT)	41,988	930,454
Global Medical REIT, Inc. (REIT)	82,074	921,691
Global Net Lease, Inc. (REIT)	138,754	1,964,757
Healthcare Realty Trust, Inc. (REIT)	196,245	5,337,864
Hersha Hospitality Trust (REIT)*	46,740	458,519
Independence Realty Trust, Inc. (REIT)	286,745	5,944,224
Indus Realty Trust, Inc. (REIT)	7,726	458,615
Industrial Logistics Properties Trust (REIT)	88,095	1,240,378
Innovative Industrial Properties, Inc. (REIT)	36,094	3,965,648
InvenTrust Properties Corp. (REIT) (x)	87,172	2,248,166
iStar, Inc. (REIT)	89,300	1,224,303
Kite Realty Group Trust (REIT)	288,696	4,991,554
LTC Properties, Inc. (REIT)	52,201	2,003,996
LXP Industrial Trust (REIT)	370,396	3,978,053
Macerich Co. (The) (REIT)	284,453	2,477,586
National Health Investors, Inc. (REIT)	58,667	3,555,807
Necessity Retail REIT, Inc. (The) (REIT)	159,832	1,163,577
NETSTREIT Corp. (REIT)	59,801	1,128,445
NexPoint Residential Trust, Inc. (REIT)	29,841	1,865,361
Office Properties Income Trust (REIT)	61,548	1,227,883
One Liberty Properties, Inc. (REIT)	21,598	561,116
Orion Office REIT, Inc. (REIT) (x)	71,050	778,708
Outfront Media, Inc. (REIT)	193,567	3,280,961
Paramount Group, Inc. (REIT)	247,934	1,792,563
Pebblebrook Hotel Trust (REIT)	174,309	2,888,300
Phillips Edison & Co., Inc. (REIT) (x)	147,287	4,920,859
Physicians Realty Trust (REIT)	293,716	5,125,344
Piedmont Office Realty Trust, Inc. (REIT), Class A	166,291	2,181,738
Plymouth Industrial REIT, Inc. (REIT)	42,380	743,345
Postal Realty Trust, Inc. (REIT), Class A (x)	22,303	332,315
PotlatchDeltic Corp. (REIT)	87,838	3,881,561
PS Business Parks, Inc. (REIT)	25,835	4,835,020
Retail Opportunity Investments Corp. (REIT)	159,395	2,515,253
RLJ Lodging Trust (REIT)	219,420	2,420,203
RPT Realty (REIT)	111,368	1,094,747
Ryman Hospitality Properties, Inc. (REIT)*	69,609	5,292,372
Sabra Health Care REIT, Inc. (REIT)	295,774	4,131,963
Safehold, Inc. (REIT) (x)	27,859	985,373
Saul Centers, Inc. (REIT)	15,863	747,306
Service Properties Trust (REIT)	221,861	1,160,333
SITE Centers Corp. (REIT)	247,038	3,327,602
STAG Industrial, Inc. (REIT)	231,689	7,154,556
Summit Hotel Properties, Inc. (REIT)*	139,097	1,011,235
Sunstone Hotel Investors, Inc. (REIT)*	275,347	2,731,442
Tanger Factory Outlet Centers, Inc. (REIT)	136,064	1,934,830
Terreno Realty Corp. (REIT)	95,461	5,320,042
UMH Properties, Inc. (REIT)	58,531	1,033,657
Uniti Group, Inc. (REIT)	304,280	2,866,318
Universal Health Realty Income Trust (REIT)	17,205	915,478
Urban Edge Properties (REIT)	146,075	2,221,801
Urstadt Biddle Properties, Inc. (REIT), Class A	39,400	638,280
Veris Residential, Inc. (REIT)*	116,744	1,545,691
Washington REIT (REIT)	113,537	2,419,473
Whitestone REIT (REIT)	52,883	568,492
Xenia Hotels & Resorts, Inc. (REIT)*	151,556	2,202,109

		193,757,175

Real Estate Management & Development (0.7%)
American Realty Investors, Inc. (x)*	1,937	27,486
Anywhere Real Estate, Inc.*	153,203	1,505,985
Compass, Inc., Class A (x)*	343,565	1,240,270
Cushman & Wakefield plc*	204,240	3,112,618
DigitalBridge Group, Inc.*	764,787	3,732,161
Doma Holdings, Inc. (x)*	168,144	173,188
Douglas Elliman, Inc.	95,096	455,510
eXp World Holdings, Inc. (x)	84,156	990,516
Forestar Group, Inc.*	21,056	288,257
FRP Holdings, Inc.*	8,958	540,615
Kennedy-Wilson Holdings, Inc.	151,522	2,869,827
Marcus & Millichap, Inc.	31,576	1,167,996
Newmark Group, Inc., Class A	195,135	1,886,955
Offerpad Solutions, Inc. (x)*	84,690	184,624
RE/MAX Holdings, Inc., Class A	24,819	608,562
Redfin Corp. (x)*	138,025	1,137,326
RMR Group, Inc. (The), Class A	19,021	539,245
Seritage Growth Properties (REIT), Class A (x)*	47,385	246,876
St Joe Co. (The)	44,864	1,774,820
Stratus Properties, Inc.*	5,851	188,548
Tejon Ranch Co.*	26,978	418,699
Transcontinental Realty Investors, Inc. (x)*	1,627	64,738

		23,154,822

Total Real Estate		216,911,997

Utilities (3.1%)
Electric Utilities (0.7%)
ALLETE, Inc.	72,735	4,275,363
MGE Energy, Inc.	46,884	3,648,982

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Otter Tail Corp.	52,820	$3,545,807
PNM Resources, Inc.	110,600	5,284,468
Portland General Electric Co.	115,431	5,578,780
Via Renewables, Inc. (x)	17,159	131,438

		22,464,838

Gas Utilities (1.2%)
Brookfield Infrastructure Corp., Class A (x)	125,199	5,320,957
Chesapeake Utilities Corp.	23,196	3,005,042
New Jersey Resources Corp.	125,034	5,567,764
Northwest Natural Holding Co.	42,832	2,274,379
ONE Gas, Inc.	70,147	5,695,235
South Jersey Industries, Inc.	158,934	5,426,007
Southwest Gas Holdings, Inc.	85,525	7,447,517
Spire, Inc.	65,569	4,876,367

		39,613,268

Independent Power and Renewable Electricity Producers (0.4%)
Altus Power, Inc. (x)*	52,332	330,215
Clearway Energy, Inc., Class A	46,737	1,494,182
Clearway Energy, Inc., Class C	103,963	3,622,071
Montauk Renewables, Inc.*	81,513	819,205
Ormat Technologies, Inc. (x)	58,320	4,569,372
Sunnova Energy International, Inc. (x)*	128,749	2,372,844

		13,207,889

Multi-Utilities (0.4%)
Avista Corp.	93,371	4,062,573
Black Hills Corp.	83,334	6,064,215
NorthWestern Corp.	70,841	4,174,660
Unitil Corp.	21,439	1,258,898

		15,560,346

Water Utilities (0.4%)
American States Water Co.	49,062	3,999,044
Artesian Resources Corp., Class A	10,913	536,592
California Water Service Group	70,129	3,895,666
Global Water Resources, Inc.	18,972	250,620
Middlesex Water Co.	23,167	2,031,282
Pure Cycle Corp.*	25,805	271,985
SJW Group	34,685	2,164,691
York Water Co. (The)	17,328	700,571

		13,850,451

Total Utilities		104,696,792

Total Common Stocks (86.5%) (Cost $2,617,543,947)		2,951,972,967

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Aduro Biotech, Inc., CVR (r)*	23,102	—
Oncternal Therapeutics, Inc., CVR (r) (x)*	987	—

		—

Pharmaceuticals (0.0%)†
Zogenix, Inc., CVR (r)*	75,184	38,344

Total Rights (0.0%)† (Cost $58,656)		38,344

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (9.4%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	20,000,000	20,000,000
JPMorgan Prime Money Market Fund, IM Shares	299,888,147	299,948,124

Total Investment Companies		319,948,124

	Principal Amount	Value (Note 1)
Repurchase Agreements (6.1%)
Barclays Capital, Inc., 1.45%, dated 6/30/22, due 7/1/22, repurchase price $20,000,806, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/25-11/15/50; total market value $20,400,000. (xx)	$20,000,000	20,000,000
CF Secured LLC, 1.48%, dated 6/30/22, due 7/1/22, repurchase price $20,000,822, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.250%, maturing 9/30/23-11/15/40; total market value $20,400,841. (xx)	20,000,000	20,000,000
Deutsche Bank Securities, Inc., 1.45%, dated 6/30/22, due 7/1/22, repurchase price $573,092, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $584,530. (xx)	573,069	573,069
Deutsche Bank Securities, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $32,410,289, collateralized by various U.S. Government Agency Securities, ranging from 2.000%-4.000%, maturing 1/1/45-4/1/52; total market value $33,057,118. (xx)	32,408,939	32,408,939
ING Financial Markets LLC, 1.46%, dated 6/30/22, due 7/1/22, repurchase price $10,000,406, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.375%, maturing 7/31/22-5/15/44; total market value $10,200,003. (xx)	10,000,000	10,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
MetLife, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $11,188,592, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-11/15/47; total market value $11,416,931. (xx)	$11,188,126	$11,188,126
National Bank of Canada, 1.70%, dated 6/30/22, due 7/7/22, repurchase price $37,812,495, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 11/3/22-2/15/51; total market value $41,686,103. (xx)	37,800,000	37,800,000
Societe Generale SA, 1.50%, dated 6/30/22, due 7/1/22, repurchase price $25,001,042, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-2.875%, maturing 10/31/23-2/15/32; total market value $25,509,583. (xx)	25,000,000	25,000,000
Societe Generale SA, 1.51%, dated 6/30/22, due 7/7/22, repurchase price $12,003,523, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.807%, maturing 10/11/22-4/30/24; total market value $12,240,004. (xx)	12,000,000	12,000,000
Societe Generale SA, 1.62%, dated 6/30/22, due 7/1/22, repurchase price $15,000,675, collateralized by various Common Stocks; total market value $16,670,583. (xx)	15,000,000	15,000,000
TD Prime Services LLC, 1.65%, dated 6/30/22, due 7/1/22, repurchase price $25,001,146, collateralized by various Common Stocks; total market value $27,694,301. (xx)	25,000,000	25,000,000

Total Repurchase Agreements		208,970,134

Total Short-Term Investments (15.5%) (Cost $528,898,212)		528,918,258

Total Investments in Securities (102.0%) (Cost $3,146,500,815)		3,480,929,569
Other Assets Less Liabilities (-2.0%)		(67,743,296)

Net Assets (100%)		$3,413,186,273

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2022, the market value of these securities amounted to $1,263,075 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $265,701,663. This was collateralized by $49,044,702 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 7/14/22 – 5/15/52 and by cash of $228,970,134 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2022, were as follows:

Security Description	Shares at June 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT) (x)	130,339	2,302,187	—	(41,538)	5,045	(463,106)	1,802,588	61,259	—
Thrifts & Mortgage Finance
PennyMac Financial Services, Inc.	40,030	2,923,014	—	(102,899)	24,347	(1,094,750)	1,749,712	16,384	—

Total		5,225,201	—	(144,437)	29,392	(1,557,856)	3,552,300	77,643	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Futures contracts outstanding as of June 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	1,113	9/2022	USD	95,050,200	(821,868)

					(821,868)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$83,745,324	$—	$—	$83,745,324
Consumer Discretionary	296,101,819	—	—	296,101,819
Consumer Staples	111,056,629	—	—	111,056,629
Energy	164,632,146	—	—	164,632,146
Financials	503,842,134	—	—	503,842,134
Health Care	498,875,993	—	—	498,875,993
Industrials	444,130,737	—	—	444,130,737
Information Technology	405,793,512	—	—	405,793,512
Materials	122,185,884	—	—	122,185,884
Real Estate	216,911,997	—	—	216,911,997
Utilities	104,696,792	—	—	104,696,792
Rights
Health Care	—	—	38,344	38,344
Short-Term Investments
Investment Companies	319,948,124	—	—	319,948,124
Repurchase Agreements	—	208,970,134	—	208,970,134

Total Assets	$3,271,921,091	$208,970,134	$38,344	$3,480,929,569

Liabilities:
Futures	$(821,868)	$—	$—	$(821,868)

Total Liabilities	$(821,868)	$—	$—	$(821,868)

Total	$3,271,099,223	$208,970,134	$38,344	$3,480,107,701

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(821,868	)*

Total		$(821,868)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(124,486,229)	$(124,486,229)

Total	$(124,486,229)	$(124,486,229)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(6,602,857)	$(6,602,857)

Total	$(6,602,857)	$(6,602,857)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $286,982,000 during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 12%)*	$316,828,435
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 23%)*	$409,185,988

*	During the six months ended June 30, 2022, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total purchases and/or Sales).

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$928,736,282
Aggregate gross unrealized depreciation	(596,484,214)

Net unrealized appreciation	$332,252,068

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,147,855,633

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers(Cost $3,838,268)	$3,552,300
Unaffiliated Issuers (Cost $2,933,692,413)	3,268,407,135
Repurchase Agreements (Cost $208,970,134)	208,970,134
Cash	163,022,283
Cash held as collateral at broker for futures	2,731,600
Dividends, interest and other receivables	3,261,312
Receivable for securities sold	1,167,874
Securities lending income receivable	333,229
Receivable for Portfolio shares sold	62,437
Other assets	37,707

Total assets	3,651,546,011

LIABILITIES
Payable for return of collateral on securities loaned	228,970,134
Due to Custodian	6,804,863
Investment management fees payable	1,251,758
Payable for Portfolio shares redeemed	545,721
Administrative fees payable	349,490
Due to broker for futures variation margin	226,661
Distribution fees payable – Class IB	91,160
Payable for securities purchased	4,274
Accrued expenses	115,677

Total liabilities	238,359,738

NET ASSETS	$3,413,186,273

Net assets were comprised of:
Paid in capital	$3,201,257,986
Total distributable earnings (loss)	211,928,287

Net assets	$3,413,186,273

Class IB
Net asset value, offering and redemption price per share, $424,650,509 / 25,152,700 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.88

Class K
Net asset value, offering and redemption price per share, $2,988,535,764 / 175,046,771 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.07

(x)	Includes value of securities on loan of $265,701,663.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends ($77,643 of dividend income received from affiliates) (net of $31,755 foreign withholding tax)	$23,139,749
Interest	150,084
Securities lending (net)	1,490,856

Total income	24,780,689

EXPENSES
Investment management fees	8,280,907
Administrative fees	2,265,697
Distribution fees – Class IB	620,418
Professional fees	78,286
Printing and mailing expenses	65,340
Custodian fees	62,528
Trustees’ fees	59,251
Miscellaneous	54,416

Total expenses	11,486,843

NET INVESTMENT INCOME (LOSS)	13,293,846

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($29,392 realized gain (loss) from affiliates)	16,384,570
Futures contracts	(124,486,229)

Net realized gain (loss)	(108,101,659)

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(1,557,856) of change in unrealized appreciation (depreciation) from affiliates)	(961,778,637)
Futures contracts	(6,602,857)

Net change in unrealized appreciation (depreciation)	(968,381,494)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,076,483,153)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,063,189,307)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$13,293,846	$21,990,192
Net realized gain (loss)	(108,101,659)	637,325,311
Net change in unrealized appreciation (depreciation)	(968,381,494)	(6,755,554)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,063,189,307)	652,559,949

Distributions to shareholders:
Class IB	—	(94,184,949)
Class K	—	(625,145,612)

Total distributions to shareholders	—	(719,330,561)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 525,776 and 2,211,237 shares, respectively ]	10,315,993	58,471,163
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,198,581 shares, respectively ]	—	94,184,949
Capital shares repurchased [ (1,413,902) and (5,807,544) shares, respectively ]	(27,281,840)	(152,458,368)

Total Class IB transactions	(16,965,847)	197,744

Class K
Capital shares sold [ 18,645,440 and 3,800,507 shares, respectively ]	336,902,719	101,378,007
Capital shares issued in reinvestment of dividends and distributions [ 0 and 27,592,264 shares, respectively ]	—	625,145,612
Capital shares repurchased [ (13,343,064) and (36,061,264) shares, respectively ]	(255,438,312)	(946,242,546)

Total Class K transactions	81,464,407	(219,718,927)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	64,498,560	(219,521,183)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(998,690,747)	(286,291,795)
NET ASSETS:
Beginning of period	4,411,877,020	4,698,168,815

End of period	$3,413,186,273	$4,411,877,020

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021		2020	2019	2018	2017
Net asset value, beginning of period	$22.34		$23.34		$20.63	$17.43	$21.40	$20.03

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.06	(aa)	0.10	0.15	0.15	0.11
Net realized and unrealized gain (loss)	(5.51)		3.11		3.82	4.09	(2.59)	2.62

Total from investment operations	(5.46)		3.17		3.92	4.24	(2.44)	2.73

Less distributions:
Dividends from net investment income	—		(0.10)		(0.15)	(0.17)	(0.16)	(0.13)
Distributions from net realized gains	—		(4.07)		(1.06)	(0.87)	(1.36)	(1.23)
Return of capital	—		—		—	—	(0.01)	—

Total dividends and distributions	—		(4.17)		(1.21)	(1.04)	(1.53)	(1.36)

Net asset value, end of period	$16.88		$22.34		$23.34	$20.63	$17.43	$21.40

Total return (b)	(24.44)%		13.92%		19.31%	24.41%	(11.91)%	13.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$424,651		$581,771		$593,742	$556,136	$496,605	$634,474
Ratio of expenses to average net assets (a)(f)	0.83%		0.82	%(g)	0.83%	0.83%	0.83%	0.84%
Ratio of net investment income (loss) to average net assets (a)(f)	0.48%		0.25	%(bb)	0.52%	0.75%	0.66%	0.55%
Portfolio turnover rate^	9	%(z)	19%		32%	18%	19%	16%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021		2020	2019	2018	2017
Net asset value, beginning of period	$22.56		$23.53		$20.78	$17.54	$21.54	$20.16

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.13	(aa)	0.15	0.20	0.21	0.17
Net realized and unrealized gain (loss)	(5.56)		3.13		3.86	4.13	(2.62)	2.63

Total from investment operations	(5.49)		3.26		4.01	4.33	(2.41)	2.80

Less distributions:
Dividends from net investment income	—		(0.16)		(0.20)	(0.22)	(0.22)	(0.19)
Distributions from net realized gains	—		(4.07)		(1.06)	(0.87)	(1.36)	(1.23)
Return of capital	—		—		—	—	(0.01)	—

Total dividends and distributions	—		(4.23)		(1.26)	(1.09)	(1.59)	(1.42)

Net asset value, end of period	$17.07		$22.56		$23.53	$20.78	$17.54	$21.54

Total return (b)	(24.34)%		14.20%		19.59%	24.77%	(11.72)%	14.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,988,536		$3,830,106		$4,104,427	$3,313,780	$2,707,319	$2,870,504
Ratio of expenses to average net assets (a)(f)	0.58%		0.57	%(g)	0.58%	0.58%	0.58%	0.59%
Ratio of net investment income (loss) to average net assets (a)(f)	0.74%		0.50	%(bb)	0.77%	1.00%	0.93%	0.80%
Portfolio turnover rate^	9	%(z)	19%		32%	18%	19%	16%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.05 and $0.11 for Class IB and Class K respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.07% lower.

See Notes to Financial Statements.

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	Market Value	% of Net Assets
Financials	$300,221,390	15.8%
Industrials	252,741,569	13.3
Health Care	235,434,710	12.4
Consumer Discretionary	192,248,231	10.1
Consumer Staples	184,667,914	9.7
Information Technology	132,686,053	7.0
Materials	127,877,363	6.7
Communication Services	85,495,992	4.5
Energy	80,721,001	4.2
Utilities	59,755,467	3.1
Real Estate	48,671,668	2.6
Repurchase Agreements	31,026,789	1.6
Cash and Other	170,271,980	9.0

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$800.70	$4.16
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.18	4.66
Class K
Actual	1,000.00	801.40	3.04
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.42	3.41

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.93% and 0.68%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (7.7%)
Ampol Ltd.	28,680	$674,000
APA Group	145,837	1,133,751
Aristocrat Leisure Ltd.	73,546	1,746,680
ASX Ltd.	24,896	1,405,066
Aurizon Holdings Ltd.	220,504	579,465
Australia & New Zealand Banking Group Ltd.	350,369	5,330,853
BHP Group Ltd. (ASE Stock Exchange)	363,507	10,469,962
BHP Group Ltd. (London Stock Exchange)	265,671	7,429,167
BlueScope Steel Ltd.	58,975	647,009
Brambles Ltd.	177,256	1,309,364
Cochlear Ltd.	8,169	1,121,152
Coles Group Ltd.	169,123	2,079,985
Commonwealth Bank of Australia	212,081	13,238,502
Computershare Ltd.	67,508	1,149,026
CSL Ltd.	60,018	11,151,847
Dexus (REIT)	134,183	821,585
Domino’s Pizza Enterprises Ltd.	7,901	370,544
Endeavour Group Ltd.	165,078	862,871
Evolution Mining Ltd.	237,276	381,628
Fortescue Metals Group Ltd.	209,021	2,571,062
Glencore plc*	1,232,503	6,678,772
Goodman Group (REIT)	210,428	2,588,608
GPT Group (The) (REIT)	252,893	735,810
IDP Education Ltd. (x)	26,203	430,164
Insurance Australia Group Ltd.	300,295	904,160
Lendlease Corp. Ltd.	85,624	538,738
Lottery Corp. Ltd. (The)*	271,973	848,537
Macquarie Group Ltd.	45,391	5,158,847
Medibank Pvt Ltd.	330,611	742,019
Mineral Resources Ltd.	20,823	704,553
Mirvac Group (REIT)	464,275	632,323
National Australia Bank Ltd.	402,213	7,606,666
Newcrest Mining Ltd.	111,782	1,589,540
Northern Star Resources Ltd.	135,275	623,830
Orica Ltd.	52,979	575,623
Origin Energy Ltd.	216,830	863,643
Qantas Airways Ltd.*	105,752	326,579
QBE Insurance Group Ltd.	186,482	1,564,816
Ramsay Health Care Ltd.	23,581	1,192,566
REA Group Ltd.	6,309	486,365
Reece Ltd.	28,159	268,099
Rio Tinto Ltd.	45,550	3,263,074
Rio Tinto plc	139,600	8,347,389
Santos Ltd.	405,174	2,065,553
Scentre Group (REIT)	645,289	1,152,322
SEEK Ltd.	43,706	634,227
Sonic Healthcare Ltd.	54,809	1,249,498
South32 Ltd.	585,776	1,617,039
Stockland (REIT)	294,244	733,413
Suncorp Group Ltd.	154,553	1,171,919
Telstra Corp. Ltd.	508,343	1,350,268
Transurban Group	384,863	3,822,019
Treasury Wine Estates Ltd.	93,748	733,978
Vicinity Centres (REIT)	475,722	602,967
Washington H Soul Pattinson & Co. Ltd.	28,300	460,073
Wesfarmers Ltd.	138,461	4,007,659
Westpac Banking Corp.	436,036	5,872,259
WiseTech Global Ltd.	18,259	473,608
Woodside Energy Group Ltd. (ASE Stock Exchange)	185,876	4,070,507
Woodside Energy Group Ltd. (London Stock Exchange)	48,007	1,016,838
Woolworths Group Ltd.	152,292	3,741,118

		145,919,505

Austria (0.2%)
Erste Group Bank AG	42,287	1,074,149
Mondi plc	60,646	1,075,822
OMV AG	18,936	889,273
Verbund AG	7,935	776,820
voestalpine AG	14,333	305,006

		4,121,070

Belgium (0.8%)
Ageas SA/NV	20,554	904,926
Anheuser-Busch InBev SA/NV	108,028	5,827,303
D’ieteren Group	3,099	454,012
Elia Group SA/NV	4,231	600,186
Groupe Bruxelles Lambert SA (Swiss Stock exchange)	6,489	539,131
Groupe Bruxelles Lambert SA (Turquoise Stock Exchange)	6,168	515,281
KBC Group NV	31,819	1,787,410
Proximus SADP	21,495	316,911
Sofina SA	1,780	364,070
Solvay SA	9,409	763,347
UCB SA	16,038	1,358,347
Umicore SA	24,091	842,099
Warehouses De Pauw CVA (REIT)	18,525	582,876

		14,855,899

Brazil (0.1%)
Yara International ASA	19,902	835,213

Chile (0.0%)†
Antofagasta plc	52,562	739,105

China (0.7%)
BOC Hong Kong Holdings Ltd.	455,000	1,800,874
Budweiser Brewing Co. APAC Ltd. (m)	209,800	629,262
Chow Tai Fook Jewellery Group Ltd.*	261,000	491,082
ESR Group Ltd. (m)*	243,800	659,815
Futu Holdings Ltd. (ADR) (x)*	6,530	340,931
Prosus NV*	103,302	6,827,055
SITC International Holdings Co. Ltd.	172,000	487,355
Wilmar International Ltd.	248,000	721,588
Xinyi Glass Holdings Ltd.	230,000	553,598

		12,511,560

Denmark (2.5%)
AP Moller - Maersk A/S, Class A	382	885,731
AP Moller - Maersk A/S, Class B	666	1,564,241
Carlsberg A/S, Class B	12,591	1,606,117
Chr Hansen Holding A/S	13,708	1,000,098
Coloplast A/S, Class B	15,067	1,720,886
Danske Bank A/S	83,369	1,181,590

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Demant A/S*	13,776	$517,118
DSV A/S	23,912	3,348,125
Genmab A/S*	8,286	2,687,741
GN Store Nord A/S	15,875	560,002
Novo Nordisk A/S, Class B	209,290	23,229,383
Novozymes A/S, Class B	25,210	1,518,082
Orsted A/S (m)	23,738	2,482,174
Pandora A/S	11,972	756,554
ROCKWOOL A/S, Class B	1,141	257,963
Tryg A/S	45,315	1,018,168
Vestas Wind Systems A/S	124,340	2,634,956

		46,968,929

Finland (1.1%)
Elisa OYJ	17,323	973,717
Fortum OYJ	55,188	829,140
Kesko OYJ, Class B	34,715	819,515
Kone OYJ, Class B	41,262	1,973,025
Neste OYJ	52,766	2,338,023
Nokia OYJ	670,113	3,121,507
Nordea Bank Abp (Aquis Stock Exchange)	6,394	56,329
Nordea Bank Abp (Turquoise Stock Exchange)	405,719	3,573,036
Orion OYJ, Class B	14,309	639,128
Sampo OYJ, Class A	61,691	2,686,482
Stora Enso OYJ, Class R	71,469	1,122,146
UPM-Kymmene OYJ	65,475	2,002,805
Wartsila OYJ Abp	55,498	432,641

		20,567,494

France (9.3%)
Accor SA*	20,875	573,309
Adevinta ASA*	29,558	215,150
Aeroports de Paris*	3,476	442,837
Air Liquide SA	64,782	8,756,055
Airbus SE	73,275	7,194,711
Alstom SA (x)	41,682	954,117
Amundi SA (m)	8,092	447,941
Arkema SA	7,325	660,146
AXA SA	241,962	5,498,547
BioMerieux	5,478	535,063
BNP Paribas SA	139,800	6,656,289
Bollore SE	104,213	486,174
Bouygues SA	29,304	906,260
Bureau Veritas SA	37,819	969,644
Capgemini SE	20,162	3,486,595
Carrefour SA	75,303	1,336,103
Cie de Saint-Gobain	62,065	2,696,007
Cie Generale des Etablissements Michelin SCA	85,800	2,359,257
Covivio (REIT)	6,038	338,229
Credit Agricole SA	158,969	1,456,233
Danone SA	81,525	4,581,613
Dassault Aviation SA	2,970	463,643
Dassault Systemes SE	81,636	3,024,883
Edenred	30,741	1,456,678
Eiffage SA	10,769	977,985
Electricite de France SA	69,992	572,892
Engie SA	230,090	2,670,520
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	11,323	1,698,343
EssilorLuxottica SA (Turquoise Stock Exchange)	24,426	3,694,627
Eurazeo SE	4,644	290,134
Gecina SA (REIT)	5,317	500,188
Getlink SE	54,567	966,433
Hermes International	3,958	4,471,467
Ipsen SA	4,385	413,971
Kering SA	9,368	4,867,225
Klepierre SA (REIT)*	23,763	457,648
La Francaise des Jeux SAEM (m)	10,933	380,881
Legrand SA	33,883	2,521,724
L’Oreal SA	30,007	10,367,643
LVMH Moet Hennessy Louis Vuitton SE	34,504	21,293,563
Orange SA	245,893	2,891,661
Pernod Ricard SA	26,115	4,837,431
Publicis Groupe SA*	28,612	1,412,535
Remy Cointreau SA	3,068	540,294
Renault SA*	23,400	592,203
Safran SA	42,723	4,273,893
Sanofi	141,335	14,292,598
Sartorius Stedim Biotech	3,467	1,097,642
SEB SA	3,082	297,350
Societe Generale SA	99,046	2,172,227
Sodexo SA	10,952	777,142
Teleperformance	7,173	2,206,636
Thales SA	13,361	1,638,945
TotalEnergies SE	308,779	16,276,351
Ubisoft Entertainment SA*	12,028	531,295
Unibail-Rodamco-Westfield (REIT)*	14,933	762,105
Valeo	28,203	552,014
Veolia Environnement SA*	81,798	2,023,675
Vinci SA	66,931	6,013,113
Vivendi SE	92,834	947,424
Wendel SE	3,045	257,385
Worldline SA (m)*	30,373	1,123,584

		177,158,231

Germany (6.8%)
adidas AG	21,532	3,808,176
Allianz SE (Registered)	50,766	9,690,928
Aroundtown SA	118,122	375,589
BASF SE	114,154	4,967,540
Bayer AG (Registered)	122,102	7,254,509
Bayerische Motoren Werke AG	41,857	3,222,449
Bayerische Motoren Werke AG (Preference) (q)	6,767	479,395
Bechtle AG	10,218	417,793
Beiersdorf AG	12,456	1,272,374
Brenntag SE	19,784	1,287,627
Carl Zeiss Meditec AG	5,130	612,601
Commerzbank AG*	132,394	927,622
Continental AG	14,590	1,016,732
Covestro AG (m)	24,229	837,388
Daimler Truck Holding AG*	56,370	1,471,194
Deutsche Bank AG (Registered)	252,407	2,199,355
Deutsche Boerse AG	23,828	3,985,336
Deutsche Lufthansa AG (Registered) (x)*	72,330	421,856
Deutsche Post AG (Registered)	123,568	4,629,518
Deutsche Telekom AG (Registered)	402,837	7,998,191
E.ON SE	283,751	2,380,662

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Evonik Industries AG	24,597	$525,158
Fresenius Medical Care AG & Co. KGaA	25,333	1,265,234
Fresenius SE & Co. KGaA	53,131	1,609,882
GEA Group AG	19,055	656,652
Hannover Rueck SE	7,354	1,066,871
HeidelbergCement AG	18,596	893,315
HelloFresh SE*	19,689	637,113
Henkel AG & Co. KGaA	12,390	758,246
Henkel AG & Co. KGaA (Preference) (q)	22,362	1,377,497
Infineon Technologies AG	162,867	3,940,608
KION Group AG	8,868	367,795
Knorr-Bremse AG	9,377	534,983
LEG Immobilien SE	9,264	768,010
Mercedes-Benz Group AG	99,929	5,782,879
Merck KGaA	15,790	2,665,018
MTU Aero Engines AG	6,762	1,230,903
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	17,542	4,122,349
Nemetschek SE	7,705	466,371
Porsche Automobil Holding SE (Preference) (q)	19,495	1,289,553
Puma SE	12,970	854,172
Rational AG	634	368,639
Rheinmetall AG	5,425	1,252,722
RWE AG	80,320	2,960,275
SAP SE	129,783	11,823,577
Sartorius AG (Preference) (q)	3,271	1,142,582
Scout24 SE (m)	10,145	521,234
Siemens AG (Registered)	95,079	9,676,914
Siemens Energy AG	49,721	729,173
Siemens Healthineers AG (m)	34,780	1,767,987
Symrise AG	16,106	1,752,810
Telefonica Deutschland Holding AG	145,427	417,681
Uniper SE	11,936	177,120
United Internet AG (Registered)	12,524	357,387
Volkswagen AG	3,804	693,257
Volkswagen AG (Preference) (q)	22,769	3,040,458
Vonovia SE	87,048	2,682,593
Zalando SE (m)*	6,374	166,724
Zalando SE (Bulgaria Stock Exchange) (m)*	20,379	533,008

		130,133,585

Hong Kong (2.7%)
AIA Group Ltd.	1,503,412	16,513,704
CK Asset Holdings Ltd.	245,152	1,736,486
CK Infrastructure Holdings Ltd.	84,500	519,157
CLP Holdings Ltd.	202,500	1,681,128
Hang Lung Properties Ltd.	240,000	455,519
Hang Seng Bank Ltd.	96,200	1,699,711
Henderson Land Development Co. Ltd.	187,025	703,952
HK Electric Investments & HK Electric Investments Ltd. (m)	333,500	306,052
HKT Trust & HKT Ltd.	459,013	616,789
Hong Kong & China Gas Co. Ltd.	1,364,722	1,470,226
Hong Kong Exchanges & Clearing Ltd.	147,558	7,365,823
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	143,700	708,441
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	600	3,017
Jardine Matheson Holdings Ltd. (London Stock Exchange)	24,400	1,281,000
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	2,000	105,265
Link REIT (REIT)	256,900	2,098,121
MTR Corp. Ltd.	187,500	979,921
New World Development Co. Ltd.	188,621	680,853
Power Assets Holdings Ltd.	170,500	1,073,918
Prudential plc	343,616	4,274,233
Sino Land Co. Ltd.	403,172	595,408
Sun Hung Kai Properties Ltd.	180,500	2,135,784
Swire Pacific Ltd., Class A	60,000	360,525
Swire Properties Ltd.	138,800	345,068
Techtronic Industries Co. Ltd.	172,000	1,798,182
WH Group Ltd. (m)	1,103,103	853,460
Wharf Real Estate Investment Co. Ltd.	205,900	981,613

		51,343,356

Ireland (0.5%)
AerCap Holdings NV*	16,501	675,551
CRH plc	96,501	3,340,195
Flutter Entertainment plc (x)*	20,287	2,053,794
Kerry Group plc, Class A	19,445	1,862,732
Kingspan Group plc	19,272	1,159,395
Smurfit Kappa Group plc	29,760	1,004,239

		10,095,906

Israel (0.6%)
Azrieli Group Ltd.	4,926	346,714
Bank Hapoalim BM	138,604	1,164,892
Bank Leumi Le-Israel BM	180,575	1,615,938
Check Point Software Technologies Ltd.*	12,857	1,565,726
Elbit Systems Ltd.	3,155	723,171
ICL Group Ltd.	93,651	855,226
Israel Discount Bank Ltd., Class A	153,744	804,937
Kornit Digital Ltd.*	5,809	184,145
Mizrahi Tefahot Bank Ltd.	17,011	566,005
Nice Ltd.*	7,981	1,537,974
Teva Pharmaceutical Industries Ltd. (ADR)*	142,404	1,070,878
Tower Semiconductor Ltd.*	13,585	634,674
Wix.com Ltd.*	7,243	474,779
ZIM Integrated Shipping Services Ltd. (x)	10,445	493,317

		12,038,376

Italy (1.7%)
Amplifon SpA	15,662	482,173
Assicurazioni Generali SpA	139,631	2,236,422
Atlantia SpA	63,176	1,482,758
Coca-Cola HBC AG*	25,890	574,861
Davide Campari-Milano NV	60,150	635,097
DiaSorin SpA	3,041	399,426
Enel SpA	1,010,864	5,556,105
Eni SpA	315,063	3,742,880
Ferrari NV	15,460	2,851,458

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
FinecoBank Banca Fineco SpA	69,085	$832,802
Infrastrutture Wireless Italiane SpA (m)	46,755	475,665
Intesa Sanpaolo SpA	2,064,370	3,881,411
Mediobanca Banca di Credito Finanziario SpA	82,267	716,141
Moncler SpA	24,816	1,072,003
Nexi SpA (m)*	69,067	575,133
Poste Italiane SpA (m)	66,421	623,989
Prysmian SpA	31,222	861,634
Recordati Industria Chimica e Farmaceutica SpA	13,850	605,174
Snam SpA	250,129	1,312,833
Telecom Italia SpA*	1,086,535	284,697
Terna - Rete Elettrica Nazionale	173,416	1,362,989
UniCredit SpA	259,723	2,490,477

		33,056,128

Japan (19.8%)
Advantest Corp.	24,600	1,307,107
Aeon Co. Ltd.	79,000	1,371,388
AGC, Inc. (x)	23,000	809,275
Aisin Corp.	17,500	542,203
Ajinomoto Co., Inc.	58,900	1,433,295
ANA Holdings, Inc.*	21,200	390,873
Asahi Group Holdings Ltd. (x)	58,000	1,901,172
Asahi Intecc Co. Ltd.	26,300	396,496
Asahi Kasei Corp.	155,600	1,189,109
Astellas Pharma, Inc.	234,200	3,648,988
Azbil Corp.	15,100	397,131
Bandai Namco Holdings, Inc.	25,500	1,801,640
Bridgestone Corp. (x)	69,800	2,548,187
Brother Industries Ltd.	28,000	492,644
Canon, Inc. (x)	125,500	2,855,121
Capcom Co. Ltd.	21,600	524,916
Central Japan Railway Co.	17,600	2,031,808
Chiba Bank Ltd. (The)	58,900	321,995
Chubu Electric Power Co., Inc.	83,400	839,801
Chugai Pharmaceutical Co. Ltd.	81,700	2,090,811
Concordia Financial Group Ltd.	138,600	480,312
CyberAgent, Inc.	54,400	542,277
Dai Nippon Printing Co. Ltd.	26,700	576,203
Daifuku Co. Ltd.	12,300	704,459
Dai-ichi Life Holdings, Inc.	123,400	2,278,058
Daiichi Sankyo Co. Ltd.	217,900	5,500,621
Daikin Industries Ltd.	31,100	4,991,416
Daito Trust Construction Co. Ltd.	8,000	689,899
Daiwa House Industry Co. Ltd.	74,700	1,742,210
Daiwa House REIT Investment Corp. (REIT)	264	598,442
Daiwa Securities Group, Inc.	182,300	814,599
Denso Corp.	53,200	2,829,808
Dentsu Group, Inc. (x)	28,381	853,080
Disco Corp.	3,800	895,155
East Japan Railway Co.	38,209	1,954,983
Eisai Co. Ltd.	29,700	1,254,029
ENEOS Holdings, Inc.	374,390	1,413,320
FANUC Corp.	24,200	3,793,177
Fast Retailing Co. Ltd.	7,200	3,765,167
Fuji Electric Co. Ltd.	15,800	655,276
FUJIFILM Holdings Corp.	45,500	2,443,207
Fujitsu Ltd.	24,700	3,091,752
GLP J-REIT (REIT)	495	604,993
GMO Payment Gateway, Inc.	5,100	359,536
Hakuhodo DY Holdings, Inc.	27,200	249,849
Hamamatsu Photonics KK	17,500	680,424
Hankyu Hanshin Holdings, Inc.	27,000	736,808
Hikari Tsushin, Inc.	2,600	266,730
Hirose Electric Co. Ltd.	4,124	544,587
Hitachi Construction Machinery Co. Ltd.	12,300	272,698
Hitachi Ltd.	120,300	5,699,961
Hitachi Metals Ltd.*	25,900	391,628
Honda Motor Co. Ltd.	203,100	4,912,897
Hoshizaki Corp. (x)	13,800	411,681
Hoya Corp.	46,300	3,957,950
Hulic Co. Ltd. (x)	46,900	363,262
Ibiden Co. Ltd.	13,000	363,325
Idemitsu Kosan Co. Ltd.	24,077	578,353
Iida Group Holdings Co. Ltd.	21,100	325,005
Inpex Corp.	130,700	1,410,589
Isuzu Motors Ltd.	71,200	785,005
Ito En Ltd.	6,900	308,949
ITOCHU Corp.	148,900	4,026,983
Itochu Techno-Solutions Corp.	11,100	270,651
Japan Airlines Co. Ltd.*	16,538	289,745
Japan Exchange Group, Inc.	65,300	943,076
Japan Metropolitan Fund Invest (REIT)	933	727,167
Japan Post Bank Co. Ltd.	51,600	401,339
Japan Post Holdings Co. Ltd.	299,700	2,141,309
Japan Post Insurance Co. Ltd.	26,300	420,910
Japan Real Estate Investment Corp. (REIT)	158	726,723
Japan Tobacco, Inc. (x)	147,000	2,542,615
JFE Holdings, Inc.	60,500	636,379
JSR Corp.	22,500	584,361
Kajima Corp.	51,400	590,192
Kakaku.com, Inc.	16,200	267,516
Kansai Electric Power Co., Inc. (The)	90,100	892,684
Kao Corp.	58,400	2,356,828
KDDI Corp.	200,500	6,340,132
Keio Corp.	13,900	497,756
Keisei Electric Railway Co. Ltd.	15,100	416,557
Keyence Corp.	24,440	8,364,091
Kikkoman Corp.	17,500	929,460
Kintetsu Group Holdings Co. Ltd.	20,300	631,655
Kirin Holdings Co. Ltd. (x)	99,600	1,569,719
Kobayashi Pharmaceutical Co. Ltd. (x)	6,200	382,272
Kobe Bussan Co. Ltd.	20,200	494,476
Koei Tecmo Holdings Co. Ltd.	8,320	268,782
Koito Manufacturing Co. Ltd.	13,800	438,394
Komatsu Ltd.	115,100	2,562,238
Konami Group Corp.	11,800	653,530
Kose Corp. (x)	4,000	364,215
Kubota Corp. (x)	130,000	1,944,326
Kurita Water Industries Ltd.	11,900	432,842
Kyocera Corp.	40,600	2,173,173
Kyowa Kirin Co. Ltd.	34,300	771,556
Lasertec Corp. (x)	9,500	1,121,688
Lixil Corp.	34,000	637,186

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
M3, Inc.	56,500	$1,625,556
Makita Corp.	27,500	686,218
Marubeni Corp.	192,100	1,734,080
Mazda Motor Corp.	71,600	586,334
McDonald’s Holdings Co. Japan Ltd.	10,676	388,668
Meiji Holdings Co. Ltd.	15,222	747,333
Minebea Mitsumi, Inc.	42,700	728,035
MISUMI Group, Inc.	33,500	707,022
Mitsubishi Chemical Group Corp.	156,100	846,309
Mitsubishi Corp.	157,200	4,674,393
Mitsubishi Electric Corp.	240,700	2,576,368
Mitsubishi Estate Co. Ltd.	148,100	2,150,633
Mitsubishi HC Capital, Inc.	87,200	402,529
Mitsubishi Heavy Industries Ltd.	38,699	1,354,537
Mitsubishi UFJ Financial Group, Inc.	1,485,700	7,949,229
Mitsui & Co. Ltd.	173,900	3,840,196
Mitsui Chemicals, Inc.	24,100	513,832
Mitsui Fudosan Co. Ltd.	114,100	2,455,319
Mitsui OSK Lines Ltd. (x)	42,000	964,612
Mizuho Financial Group, Inc.	303,043	3,445,983
MonotaRO Co. Ltd.	32,400	481,901
MS&AD Insurance Group Holdings, Inc.	55,580	1,704,013
Murata Manufacturing Co. Ltd.	71,700	3,883,307
NEC Corp.	31,700	1,232,379
Nexon Co. Ltd. (x)	59,300	1,214,998
NGK Insulators Ltd.	31,600	426,127
Nidec Corp.	54,900	3,394,666
Nihon M&A Center Holdings, Inc.	39,400	419,692
Nintendo Co. Ltd.	13,800	5,964,255
Nippon Building Fund, Inc. (REIT) (x)	190	945,381
Nippon Express Holdings, Inc.	9,900	538,110
Nippon Paint Holdings Co. Ltd. (x)	105,100	784,199
Nippon Prologis REIT, Inc. (REIT)	259	637,011
Nippon Sanso Holdings Corp.	22,600	360,576
Nippon Shinyaku Co. Ltd.	6,800	413,771
Nippon Steel Corp.	100,608	1,404,239
Nippon Telegraph & Telephone Corp.	149,296	4,286,618
Nippon Yusen KK (x)	19,600	1,344,568
Nissan Chemical Corp.	15,500	714,880
Nissan Motor Co. Ltd.	285,100	1,111,237
Nisshin Seifun Group, Inc.	23,015	269,459
Nissin Foods Holdings Co. Ltd.	8,000	552,294
Nitori Holdings Co. Ltd.	9,500	901,871
Nitto Denko Corp.	18,400	1,191,853
Nomura Holdings, Inc.	362,400	1,325,510
Nomura Real Estate Holdings, Inc.	14,100	345,776
Nomura Real Estate Master Fund, Inc. (REIT)	539	673,036
Nomura Research Institute Ltd.	40,198	1,070,533
NTT Data Corp.	80,100	1,099,876
Obayashi Corp.	83,800	608,758
Obic Co. Ltd.	8,500	1,203,289
Odakyu Electric Railway Co. Ltd.	39,100	526,357
Oji Holdings Corp.	109,900	476,474
Olympus Corp.	153,700	3,091,025
Omron Corp.	22,200	1,128,943
Ono Pharmaceutical Co. Ltd.	44,600	1,144,996
Open House Group Co. Ltd.	10,300	410,253
Oracle Corp.	4,900	282,987
Oriental Land Co. Ltd.	24,600	3,425,982
ORIX Corp.	149,200	2,504,647
Osaka Gas Co. Ltd.	45,600	875,796
Otsuka Corp.	13,200	389,936
Otsuka Holdings Co. Ltd. (x)	49,500	1,758,688
Pan Pacific International Holdings Corp. (x)	50,200	801,527
Panasonic Holdings Corp.	278,800	2,255,368
Persol Holdings Co. Ltd.	21,000	382,234
Rakuten Group, Inc.	106,700	481,785
Recruit Holdings Co. Ltd.	179,500	5,293,345
Renesas Electronics Corp.*	142,900	1,289,230
Resona Holdings, Inc.	266,705	999,176
Ricoh Co. Ltd.	71,500	556,191
Rohm Co. Ltd.	10,700	741,005
SBI Holdings, Inc.	30,220	591,819
SCSK Corp.	18,600	313,204
Secom Co. Ltd.	26,000	1,607,190
Seiko Epson Corp.	36,600	518,300
Sekisui Chemical Co. Ltd.	48,000	657,536
Sekisui House Ltd.	77,200	1,351,125
Seven & i Holdings Co. Ltd.	94,700	3,670,999
SG Holdings Co. Ltd.	35,900	606,113
Sharp Corp.	30,400	235,283
Shimadzu Corp.	29,800	943,190
Shimano, Inc.	9,000	1,522,426
Shimizu Corp.	69,900	386,641
Shin-Etsu Chemical Co. Ltd.	46,700	5,271,939
Shionogi & Co. Ltd.	32,100	1,622,693
Shiseido Co. Ltd.	50,800	2,040,992
Shizuoka Bank Ltd. (The)	52,600	316,047
SMC Corp.	7,200	3,212,902
SoftBank Corp.	359,800	3,993,421
SoftBank Group Corp.	149,900	5,793,084
Sompo Holdings, Inc.	39,125	1,726,102
Sony Group Corp.	156,700	12,806,122
Square Enix Holdings Co. Ltd.	9,700	429,940
Subaru Corp.	75,800	1,348,461
SUMCO Corp. (x)	42,100	541,733
Sumitomo Chemical Co. Ltd.	183,400	715,948
Sumitomo Corp.	140,100	1,916,153
Sumitomo Electric Industries Ltd.	91,900	1,016,364
Sumitomo Metal Mining Co. Ltd.	30,099	943,248
Sumitomo Mitsui Financial Group, Inc.	162,697	4,831,939
Sumitomo Mitsui Trust Holdings, Inc.	41,468	1,277,641
Sumitomo Realty & Development Co. Ltd.	38,600	1,020,227
Suntory Beverage & Food Ltd. (x)	16,300	616,553
Suzuki Motor Corp.	44,400	1,396,936
Sysmex Corp.	20,100	1,211,107
T&D Holdings, Inc.	64,800	774,474
Taisei Corp.	23,400	729,096
Takeda Pharmaceutical Co. Ltd.	187,163	5,259,761
TDK Corp.	47,900	1,481,371
Terumo Corp.	81,500	2,457,642
TIS, Inc.	26,000	681,754
Tobu Railway Co. Ltd.	25,100	573,963
Toho Co. Ltd.	13,900	502,818

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Tokio Marine Holdings, Inc.	78,700	$4,586,207
Tokyo Electric Power Co. Holdings, Inc.*	192,700	805,538
Tokyo Electron Ltd.	18,600	6,033,145
Tokyo Gas Co. Ltd.	47,500	982,747
Tokyu Corp.	62,900	741,285
Toppan, Inc.	32,200	538,356
Toray Industries, Inc.	172,000	965,670
Toshiba Corp. (x)	47,700	1,940,036
Tosoh Corp.	32,200	400,192
TOTO Ltd.	17,100	565,267
Toyota Industries Corp.	19,000	1,177,717
Toyota Motor Corp.	1,324,250	20,394,379
Toyota Tsusho Corp.	26,300	859,679
Trend Micro, Inc.	16,700	812,882
Unicharm Corp.	50,000	1,674,023
USS Co. Ltd.	25,800	445,980
Welcia Holdings Co. Ltd.	13,200	264,475
West Japan Railway Co.	28,100	1,034,351
Yakult Honsha Co. Ltd.	16,100	929,458
Yamaha Corp.	16,800	691,507
Yamaha Motor Co. Ltd. (x)	37,600	689,530
Yamato Holdings Co. Ltd.	33,700	538,584
Yaskawa Electric Corp.	29,300	944,982
Yokogawa Electric Corp.	28,100	461,020
Z Holdings Corp.	322,700	944,085
ZOZO, Inc.	14,300	257,969

		377,088,801

Jordan (0.0%)†
Hikma Pharmaceuticals plc	22,414	441,356

Luxembourg (0.2%)
ArcelorMittal SA	78,137	1,774,219
Eurofins Scientific SE (x)	17,256	1,364,187

		3,138,406

Macau (0.1%)
Galaxy Entertainment Group Ltd.	265,000	1,585,774
Sands China Ltd.*	320,400	782,374

		2,368,148

Netherlands (4.7%)
ABN AMRO Bank NV (CVA) (m)	50,430	566,969
Adyen NV (m)*	2,699	3,967,575
Aegon NV	220,517	961,136
Akzo Nobel NV	22,995	1,519,249
Argenx SE*	5,755	2,133,751
ASM International NV	5,995	1,513,961
ASML Holding NV	50,623	24,432,073
Euronext NV (m)	10,755	881,193
EXOR NV	13,376	839,509
Heineken Holding NV	12,555	918,318
Heineken NV	32,716	2,996,185
IMCD NV	7,168	990,319
ING Groep NV	486,735	4,830,615
JDE Peet’s NV (x)	14,011	399,990
Koninklijke Ahold Delhaize NV	128,260	3,342,677
Koninklijke DSM NV	21,476	3,102,373
Koninklijke KPN NV	405,758	1,447,385
Koninklijke Philips NV	110,084	2,388,542
NN Group NV	35,630	1,629,603
OCI NV	13,121	432,663
Randstad NV	15,259	744,135
Shell plc	947,573	24,727,374
Universal Music Group NV	89,287	1,803,971
Wolters Kluwer NV	32,627	3,174,006

		89,743,572

New Zealand (0.2%)
Auckland International Airport Ltd.*	153,139	685,849
Fisher & Paykel Healthcare Corp. Ltd.	72,402	901,980
Mercury NZ Ltd.	88,765	313,195
Meridian Energy Ltd.	149,621	436,677
Spark New Zealand Ltd.	226,432	678,719
Xero Ltd.*	16,176	860,671

		3,877,091

Norway (0.7%)
Aker BP ASA (x)	39,315	1,358,565
DNB Bank ASA	118,092	2,125,325
Equinor ASA	119,887	4,170,321
Gjensidige Forsikring ASA	24,944	506,595
Kongsberg Gruppen ASA	11,136	400,665
Mowi ASA	51,522	1,175,459
Norsk Hydro ASA	174,124	981,583
Orkla ASA	92,310	738,879
Salmar ASA	7,336	517,580
Telenor ASA	89,928	1,197,937

		13,172,909

Portugal (0.2%)
EDP - Energias de Portugal SA	334,507	1,563,383
Galp Energia SGPS SA, Class B	63,649	746,097
Jeronimo Martins SGPS SA	35,393	769,283

		3,078,763

Singapore (1.4%)
Ascendas REIT (REIT)	430,866	884,349
CapitaLand Integrated Commercial Trust (REIT)	612,305	957,139
Capitaland Investment Ltd.	327,700	902,326
City Developments Ltd.	47,700	280,074
DBS Group Holdings Ltd.	221,100	4,732,513
Genting Singapore Ltd.	744,641	386,524
Grab Holdings Ltd., Class A (x)*	132,987	336,457
Keppel Corp. Ltd.	186,500	871,953
Mapletree Commercial Trust (REIT)	319,600	421,353
Mapletree Logistics Trust (REIT)	377,651	457,145
Oversea-Chinese Banking Corp. Ltd.	420,806	3,455,310
Sea Ltd. (ADR)*	44,654	2,985,567
Singapore Airlines Ltd.*	164,400	604,359
Singapore Exchange Ltd.	98,100	668,737
Singapore Technologies Engineering Ltd.	214,400	630,837
Singapore Telecommunications Ltd.	1,014,800	1,849,428
STMicroelectronics NV	83,932	2,668,450
United Overseas Bank Ltd.	144,675	2,738,999
UOL Group Ltd.	52,911	280,493
Venture Corp. Ltd.	36,400	436,355

		26,548,368

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
South Africa (0.3%)
Anglo American plc	158,999	$5,677,045

South Korea (0.0%)†
Delivery Hero SE (m)(x)*	20,487	767,962

Spain (2.3%)
Acciona SA (x)	3,074	568,054
ACS Actividades de Construccion y Servicios SA (x)	29,589	717,834
Aena SME SA (m)*	9,696	1,233,148
Amadeus IT Group SA*	55,193	3,100,982
Banco Bilbao Vizcaya Argentaria SA	834,073	3,785,589
Banco Santander SA	2,155,205	6,077,574
CaixaBank SA	552,851	1,923,894
Cellnex Telecom SA (m)	67,591	2,633,099
EDP Renovaveis SA	33,157	783,459
Enagas SA (x)	30,951	683,663
Endesa SA (x)	41,326	779,847
Ferrovial SA	61,266	1,562,308
Grifols SA*	36,105	682,937
Iberdrola SA	723,964	7,512,435
Industria de Diseno Textil SA	137,950	3,124,214
Naturgy Energy Group SA	18,114	521,764
Red Electrica Corp. SA (x)	50,343	953,150
Repsol SA (x)	177,388	2,612,014
Siemens Gamesa Renewable Energy SA*	28,739	542,566
Telefonica SA*	20,906	106,519
Telefonica SA (SIGMA X MTF Stock Exchange)	648,101	3,303,227

		43,208,277

Sweden (2.8%)
Alfa Laval AB	39,515	953,593
Assa Abloy AB, Class B	122,514	2,621,793
Atlas Copco AB, Class A	329,678	3,084,957
Atlas Copco AB, Class B	191,951	1,607,684
Boliden AB	35,408	1,126,246
Electrolux AB, Class B (x)	26,592	358,173
Embracer Group AB (x)*	71,579	546,378
Epiroc AB, Class A	84,369	1,304,121
Epiroc AB, Class B	48,973	662,350
EQT AB (x)	35,627	740,602
Essity AB, Class B	74,987	1,957,820
Evolution AB (m)	22,772	2,073,370
Fastighets AB Balder, Class B*	77,838	373,253
Getinge AB, Class B	28,766	665,303
H & M Hennes & Mauritz AB, Class B (x)	90,067	1,076,808
Hexagon AB, Class B	241,914	2,515,463
Holmen AB, Class B (x)	11,684	474,339
Husqvarna AB, Class B	52,123	383,574
Industrivarden AB, Class C	20,811	463,307
Industrivarden AB, Class A	14,864	334,842
Indutrade AB	34,017	621,186
Investment AB Latour, Class B	18,533	366,919
Investor AB, Class A (x)	64,200	1,153,558
Investor AB, Class B	228,569	3,761,760
Kinnevik AB, Class B*	30,063	484,916
L E Lundbergforetagen AB, Class B	9,254	376,578
Lifco AB, Class B	29,260	470,479
Nibe Industrier AB, Class B	190,942	1,435,418
Sagax AB, Class B	23,672	437,173
Sandvik AB	132,790	2,155,736
Securitas AB, Class B	40,376	350,545
Skandinaviska Enskilda Banken AB, Class A	202,329	1,988,110
Skanska AB, Class B	42,740	655,826
SKF AB, Class B	50,659	746,366
Svenska Cellulosa AB SCA, Class B	73,697	1,101,845
Svenska Handelsbanken AB, Class A	181,834	1,555,281
Swedbank AB, Class A	110,353	1,396,181
Swedish Match AB	195,418	1,995,448
Swedish Orphan Biovitrum AB*	21,037	455,300
Tele2 AB, Class B	59,614	679,236
Telefonaktiebolaget LM Ericsson, Class B	358,495	2,675,690
Telia Co. AB	321,984	1,233,645
Volvo AB, Class A	26,124	420,811
Volvo AB, Class B	187,938	2,913,160
Volvo Car AB, Class B (x)*	74,215	492,742

		53,247,885

Switzerland (5.5%)
ABB Ltd. (Registered)	204,143	5,455,937
Adecco Group AG (Registered)	19,946	678,487
Alcon, Inc.	62,421	4,360,375
Bachem Holding AG (Registered), Class B	3,890	270,385
Baloise Holding AG (Registered)	5,472	898,216
Barry Callebaut AG (Registered)	429	960,810
Chocoladefabriken Lindt & Spruengli AG	130	1,322,246
Chocoladefabriken Lindt & Spruengli AG (Registered)	14	1,467,905
Cie Financiere Richemont SA (Registered)	64,877	6,909,145
Clariant AG (Registered)*	24,093	459,376
Credit Suisse Group AG (Registered)	326,791	1,860,754
EMS-Chemie Holding AG (Registered)	924	688,372
Geberit AG (Registered)	4,544	2,185,553
Givaudan SA (Registered)	1,157	4,089,084
Holcim AG*	69,038	2,957,090
Julius Baer Group Ltd.	27,472	1,269,211
Kuehne + Nagel International AG (Registered)	6,995	1,656,101
Logitech International SA (Registered)	22,003	1,145,510
Lonza Group AG (Registered)	9,277	4,946,719
Novartis AG (Registered)	272,309	23,035,133
Partners Group Holding AG	2,781	2,508,756
Schindler Holding AG	5,049	921,701
Schindler Holding AG (Registered)	3,011	541,843
SGS SA (Registered)	765	1,752,378
Sika AG (Registered)	18,117	4,179,505
Sonova Holding AG (Registered)	6,613	2,106,055
Straumann Holding AG (Registered)	13,880	1,669,665
Swatch Group AG (The)	3,541	840,240
Swatch Group AG (The) (Registered)	6,356	282,413
Swiss Life Holding AG (Registered)	3,872	1,887,742

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Swiss Prime Site AG (Registered)	9,100	$798,642
Swisscom AG (Registered)	3,303	1,828,300
Temenos AG (Registered)	7,912	675,263
UBS Group AG (Registered)	437,153	7,056,587
VAT Group AG (m)	3,416	815,732
Vifor Pharma AG	5,667	982,472
Zurich Insurance Group AG	18,700	8,139,248

		103,602,951

United Arab Emirates (0.0%)
NMC Health plc (r)*	12,466	—

United Kingdom (10.9%)
3i Group plc	121,043	1,635,247
abrdn plc	262,441	511,342
Admiral Group plc	24,387	666,537
Ashtead Group plc	55,030	2,308,535
Associated British Foods plc	42,525	822,075
AstraZeneca plc	192,538	25,238,218
Auto Trader Group plc (m)	119,101	805,387
AVEVA Group plc	14,658	400,544
Aviva plc	358,376	1,750,837
BAE Systems plc	388,711	3,931,477
Barclays plc	2,046,325	3,831,038
Barratt Developments plc	136,051	758,368
Berkeley Group Holdings plc*	13,072	593,115
BP plc	2,425,211	11,422,470
British American Tobacco plc	270,935	11,611,592
British Land Co. plc (The) (REIT)	109,910	598,736
BT Group plc	865,378	1,963,716
Bunzl plc	42,999	1,423,946
Burberry Group plc	49,611	992,474
CK Hutchison Holdings Ltd.	341,152	2,320,105
CNH Industrial NV	124,656	1,446,805
Coca-Cola Europacific Partners plc	25,431	1,312,494
Compass Group plc	222,603	4,557,318
Croda International plc	17,453	1,376,352
DCC plc	12,254	765,689
Diageo plc	289,724	12,499,217
Entain plc*	76,145	1,155,437
Experian plc	113,174	3,317,703
Halma plc	47,841	1,179,358
Hargreaves Lansdown plc	42,558	408,575
HSBC Holdings plc	2,528,960	16,498,520
Imperial Brands plc	112,449	2,513,344
Informa plc*	183,158	1,180,361
InterContinental Hotels Group plc	23,655	1,254,115
Intertek Group plc	19,816	1,015,421
J Sainsbury plc	213,509	530,367
JD Sports Fashion plc*	334,822	470,902
Johnson Matthey plc	25,386	595,770
Just Eat Takeaway.com NV (m)*	21,345	341,307
Kingfisher plc	263,824	784,649
Land Securities Group plc (REIT)	89,759	726,058
Legal & General Group plc	742,281	2,166,776
Lloyds Banking Group plc	8,855,248	4,567,658
London Stock Exchange Group plc	40,329	3,748,950
M&G plc	315,682	748,196
Melrose Industries plc	535,875	978,481
National Grid plc	449,554	5,761,155
NatWest Group plc	729,069	1,939,441
Next plc	17,031	1,215,988
Ocado Group plc*	57,656	548,334
Pearson plc	90,237	824,213
Persimmon plc	38,842	881,709
Phoenix Group Holdings plc	90,768	652,919
Reckitt Benckiser Group plc	88,779	6,668,281
RELX plc (London Stock Exchange)	110,398	2,981,184
RELX plc (Turquoise Stock Exchange)	130,049	3,530,181
Rentokil Initial plc	219,066	1,266,164
Rolls-Royce Holdings plc*	1,045,785	1,057,620
Sage Group plc (The)	126,916	981,590
Schroders plc	16,228	528,410
Segro plc (REIT)	150,573	1,790,528
Severn Trent plc	30,252	1,001,768
Smith & Nephew plc	107,469	1,502,537
Smiths Group plc	48,783	831,902
Spirax-Sarco Engineering plc	9,582	1,153,266
SSE plc	134,363	2,656,368
St James’s Place plc	71,095	955,511
Standard Chartered plc	333,166	2,512,016
Taylor Wimpey plc	440,342	625,946
Tesco plc	947,330	2,946,526
Unilever plc (Cboe Europe)	207,162	9,431,452
Unilever plc (London Stock Exchange)	112,026	5,098,768
United Utilities Group plc	86,201	1,070,717
Vodafone Group plc	3,399,748	5,244,598
Whitbread plc	25,822	780,105
WPP plc	143,059	1,437,634

		207,602,413

United States (5.6%)
CyberArk Software Ltd.*	5,030	643,639
Ferguson plc	27,184	3,043,826
GSK plc	632,256	13,595,026
James Hardie Industries plc (CHDI)	57,386	1,256,973
Nestle SA (Registered)	349,866	41,046,688
QIAGEN NV*	28,002	1,315,053
Roche Holding AG	87,617	29,248,978
Roche Holding AG CHF 1	3,322	1,282,642
Schneider Electric SE	67,187	7,959,522
Sinch AB (m)(x)*	59,380	192,546
Stellantis NV (Euronext Paris)	146,873	1,839,648
Stellantis NV (Italian Stock Exchange)	126,229	1,572,006
Swiss Re AG	36,984	2,868,107
Tenaris SA	58,253	748,400

		106,613,054

Total Common Stocks (89.4%) (Cost $1,547,715,783)		1,700,521,358

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.6%)
Deutsche Bank Securities, Inc., 1.45%, dated 6/30/22, due 7/1/22, repurchase price $11,127,237, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $11,349,325. (xx)	$11,126,789	11,126,789

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
National Bank of Canada, 1.70%, dated 6/30/22, due 7/7/22, repurchase price $8,702,876, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 11/3/22-2/15/51; total market value $9,594,420. (xx)	$8,700,000	$8,700,000
TD Prime Services LLC, 1.65%, dated 6/30/22, due 7/1/22, repurchase price $11,200,513, collateralized by various Common Stocks; total market value $12,407,047. (xx)	11,200,000	11,200,000

Total Repurchase Agreements		31,026,789

Total Short-Term Investments (1.6%) (Cost $31,026,789)		31,026,789

Total Investments in Securities (91.0%) (Cost $1,578,742,572)		1,731,548,147
Other Assets Less Liabilities (9.0%)		170,271,980

Net Assets (100%)		$1,901,820,127

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2022, the market value of these securities amounted to $26,662,585 or 1.4% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $38,818,064. This was collateralized by $10,036,706 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/14/22 – 5/15/52 and by cash of $31,026,789 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository	Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israel New Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	2,149	9/2022	EUR	77,492,853	(867,371)
FTSE 100 Index	561	9/2022	GBP	48,629,687	(205,148)
SPI 200 Index	160	9/2022	AUD	17,838,821	(224,179)
TOPIX Index	330	9/2022	JPY	45,494,178	(834,961)

					(2,131,659)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Forward Foreign Currency Contracts outstanding as of June 30, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	29,529,079	USD	35,845,890	HSBC Bank plc	9/16/2022	151,807
USD	5,593,788	AUD	8,058,147	HSBC Bank plc	9/16/2022	28,134
USD	7,452,984	EUR	7,010,293	HSBC Bank plc	9/16/2022	66,997
USD	14,432,526	JPY	1,930,874,246	HSBC Bank plc	9/16/2022	126,573

Total unrealized appreciation						373,511

AUD	31,050,172	USD	21,512,619	HSBC Bank plc	9/16/2022	(66,682)
EUR	22,336,532	USD	23,661,519	HSBC Bank plc	9/16/2022	(127,933)
GBP	13,764,753	USD	16,920,627	HSBC Bank plc	9/16/2022	(140,578)
JPY	7,357,242,768	USD	55,179,382	HSBC Bank plc	9/16/2022	(669,166)
USD	88,854,429	EUR	84,772,138	HSBC Bank plc	9/16/2022	(460,795)
USD	14,211,947	GBP	11,759,522	HSBC Bank plc	9/16/2022	(123,607)

Total unrealized depreciation						(1,588,761)

Net unrealized depreciation						(1,215,250)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD) : AUD 648,940, CHF (1,670), DKK 1,968, EUR 139,053,589, GBP 2,225,668, HKD 2,001, ILS 2,855, JPY 2,537,548, NOK 2,015, NZD 1,979, SEK 1,256 and SGD 1,996.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$145,919,505	$—	$145,919,505
Austria	—	4,121,070	—	4,121,070
Belgium	—	14,855,899	—	14,855,899
Brazil	—	835,213	—	835,213
Chile	—	739,105	—	739,105
China	340,931	12,170,629	—	12,511,560
Denmark	—	46,968,929	—	46,968,929
Finland	—	20,567,494	—	20,567,494
France	—	177,158,231	—	177,158,231
Germany	—	130,133,585	—	130,133,585
Hong Kong	1,989,441	49,353,915	—	51,343,356
Ireland	675,551	9,420,355	—	10,095,906
Israel	3,788,845	8,249,531	—	12,038,376
Italy	—	33,056,128	—	33,056,128
Japan	—	377,088,801	—	377,088,801
Jordan	—	441,356	—	441,356
Luxembourg	—	3,138,406	—	3,138,406
Macau	—	2,368,148	—	2,368,148
Netherlands	—	89,743,572	—	89,743,572
New Zealand	—	3,877,091	—	3,877,091
Norway	—	13,172,909	—	13,172,909
Portugal	—	3,078,763	—	3,078,763
Singapore	3,322,024	23,226,344	—	26,548,368
South Africa	—	5,677,045	—	5,677,045

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
South Korea	$—	$767,962	$—		$767,962
Spain	—	43,208,277	—		43,208,277
Sweden	—	53,247,885	—		53,247,885
Switzerland	—	103,602,951	—		103,602,951
United Arab Emirates	—	—	—	(b)	— (b)
United Kingdom	1,312,494	206,289,919	—		207,602,413
United States	643,639	105,969,415	—		106,613,054
Forward Currency Contracts	—	373,511	—		373,511
Short-Term Investments
Repurchase Agreements	—	31,026,789	—		31,026,789

Total Assets	$12,072,925	$1,719,848,733	$—		$1,731,921,658

Liabilities:
Forward Currency Contracts	$—	$(1,588,761)	$—		$(1,588,761)
Futures	(2,131,659)	—	—		(2,131,659)

Total Liabilities	$(2,131,659)	$(1,588,761)	$—		$(3,720,420)

Total	$9,941,266	$1,718,259,972	$—		$1,728,201,238

(a)	A security with a market value of $421,353 transferred from Level 3 to Level 2 at the end of the period due to observable market inputs.
(b)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$373,511

Total		$373,511

	Liability Derivatives
Foreign exchange contracts	Payables	$(1,588,761)
Equity contracts	Payables, Net assets – Unrealized depreciation	(2,131,659)*

Total		$(3,720,420)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$147,554	$147,554
Equity contracts	(32,204,955)	—	(32,204,955)

Total	$(32,204,955)	$147,554	$(32,057,401)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(1,153,978)	$(1,153,978)
Equity contracts	(6,235,908)	—	(6,235,908)

Total	$(6,235,908)	$(1,153,978)	$(7,389,886)

^ This Portfolio held forward foreign currency contracts for hedging and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $425,383,000 and futures contracts with an average notional balance of approximately $175,013,000 during the six months ended June 30, 2022.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2022:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
HSBC Bank plc	$373,511	$(373,511)	$—	$—

Total	$373,511	$(373,511)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
HSBC Bank plc	$1,588,761	$(373,511)	$—	$1,215,250

Total	$1,588,761	$(373,511)	$—	$1,215,250

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$100,599,006
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$129,318,225

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$396,278,633
Aggregate gross unrealized depreciation	(282,398,718)

Net unrealized appreciation	$113,879,915

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,614,321,323

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $1,547,715,783)	$1,700,521,358
Repurchase Agreements (Cost $31,026,789)	31,026,789
Cash	38,778,041
Foreign cash (Cost $154,909,889)	144,478,145
Cash held as collateral at broker for futures	14,419,870
Receivable for securities sold	29,381,032
Dividends, interest and other receivables	9,468,223
Unrealized appreciation on forward foreign currency contracts	373,511
Receivable for Portfolio shares sold	31,452
Securities lending income receivable	14,792
Other assets	59,280

Total assets	1,968,552,493

LIABILITIES
Payable for return of collateral on securities loaned	31,026,789
Payable for securities purchased	29,330,142
Due to broker for futures variation margin	3,553,892
Unrealized depreciation on forward foreign currency contracts	1,588,761
Investment management fees payable	722,527
Payable for Portfolio shares redeemed	223,667
Administrative fees payable	197,116
Distribution fees payable – Class IB	17,965
Trustees’ fees payable	149
Accrued expenses	71,358

Total liabilities	66,732,366

NET ASSETS	$1,901,820,127

Net assets were comprised of:
Paid in capital	$1,833,010,536
Total distributable earnings (loss)	68,809,591

Net assets	$1,901,820,127

Class IB
Net asset value, offering and redemption price per share, $84,112,236 / 7,149,258 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.77

Class K
Net asset value, offering and redemption price per share, $1,817,707,891 / 153,264,729 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.86

(x)	Includes value of securities on loan of $38,818,064.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (net of $4,014,586 foreign withholding tax)	$36,844,605
Income from non-cash dividends	2,891,890
Securities lending (net)	190,106

Total income	39,926,601

EXPENSES
Investment management fees	4,735,163
Administrative fees	1,265,363
Interest expense	791,839
Custodian fees	141,167
Distribution fees – Class IB	119,771
Professional fees	59,786
Printing and mailing expenses	40,293
Trustees’ fees	32,964
Miscellaneous	113,109

Total expenses	7,299,455

NET INVESTMENT INCOME (LOSS)	32,627,146

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	11,415,353
Futures contracts	(32,204,955)
Forward foreign currency contracts	147,554
Foreign currency transactions	(3,935,915)

Net realized gain (loss)	(24,577,963)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(456,869,307)
Futures contracts	(6,235,908)
Forward foreign currency contracts	(1,153,978)
Foreign currency translations	(11,442,442)

Net change in unrealized appreciation (depreciation)	(475,701,635)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(500,279,598)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(467,652,452)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$32,627,146	$48,238,481
Net realized gain (loss)	(24,577,963)	77,674,885
Net change in unrealized appreciation (depreciation)	(475,701,635)	126,510,545

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(467,652,452)	252,423,911

Distributions to shareholders:
Class IB	—	(7,616,089)
Class K	—	(164,642,604)

Total distributions to shareholders	—	(172,258,693)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 293,462 and 370,787 shares, respectively ]	3,840,479	5,660,019
Capital shares issued in reinvestment of dividends and distributions [ 0 and 524,261 shares, respectively ]	—	7,616,089
Capital shares repurchased [ (538,751) and (1,292,996) shares, respectively ]	(7,152,234)	(19,587,147)

Total Class IB transactions	(3,311,755)	(6,311,039)

Class K
Capital shares sold [ 10,153,000 and 4,729,952 shares, respectively ]	125,973,838	73,673,482
Capital shares issued in reinvestment of dividends and distributions [ 0 and 11,257,756 shares, respectively ]	—	164,642,604
Capital shares repurchased [ (11,399,300) and (23,308,055) shares, respectively ]	(149,339,283)	(355,041,264)

Total Class K transactions	(23,365,445)	(116,725,178)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(26,677,200)	(123,036,217)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(494,329,652)	(42,870,999)
NET ASSETS:
Beginning of period	2,396,149,779	2,439,020,778

End of period	$1,901,820,127	$2,396,149,779

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021		2020		2019	2018	2017
Net asset value, beginning of period	$14.70		$14.30		$13.68		$11.55	$13.82	$11.45

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19	(ee)	0.27	(cc)	0.17	(aa)	0.28	0.26	0.24
Net realized and unrealized gain (loss)	(3.12)		1.22		0.72		2.19	(2.24)	2.53

Total from investment operations	(2.93)		1.49		0.89		2.47	(1.98)	2.77

Less distributions:
Dividends from net investment income	—		(0.48)		(0.21)		(0.31)	(0.25)	(0.28)
Distributions from net realized gains	—		(0.61)		(0.06)		(0.03)	(0.04)	(0.12)

Total dividends and distributions	—		(1.09)		(0.27)		(0.34)	(0.29)	(0.40)

Net asset value, end of period	$11.77		$14.70		$14.30		$13.68	$11.55	$13.82

Total return (b)	(19.93)%		10.59%		6.63%		21.44%	(14.43)%	24.23%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$84,112		$108,731		$111,399		$111,644	$102,960	$130,219
Ratio of expenses to average net assets (a)(f)	0.93	%(g)	0.91	%(g)	0.89	%(g)	0.86%	0.88%	0.88%
Ratio of net investment income (loss) to average net assets (a)(f)	2.86	%(ff)	1.74	%(dd)	1.33	%(bb)	2.18%	1.95%	1.82%
Portfolio turnover rate^	5	%(z)	3%		18%		2%	5%	5%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021		2020		2019	2018	2017
Net asset value, beginning of period	$14.80		$14.38		$13.75		$11.61	$13.89	$11.51

Income (loss) from investment operations:
Net investment income (loss) (e)	0.21	(ee)	0.31	(cc)	0.20	(aa)	0.31	0.29	0.27
Net realized and unrealized gain (loss)	(3.15)		1.23		0.73		2.20	(2.24)	2.54

Total from investment operations	(2.94)		1.54		0.93		2.51	(1.95)	2.81

Less distributions:
Dividends from net investment income	—		(0.51)		(0.24)		(0.34)	(0.29)	(0.31)
Distributions from net realized gains	—		(0.61)		(0.06)		(0.03)	(0.04)	(0.12)

Total dividends and distributions	—		(1.12)		(0.30)		(0.37)	(0.33)	(0.43)

Net asset value, end of period	$11.86		$14.80		$14.38		$13.75	$11.61	$13.89

Total return (b)	(19.86)%		10.92%		6.90%		21.69%	(14.19)%	24.47%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,817,708		$2,287,419		$2,327,622		$2,290,095	$1,934,588	$2,192,977
Ratio of expenses to average net assets (a)(f)	0.68	%(g)	0.66	%(g)	0.64	%(g)	0.61%	0.63%	0.63%
Ratio of net investment income (loss) to average net assets (a)(f)	3.10	%(ff)	1.98	%(dd)	1.59	%(bb)	2.42%	2.19%	2.06%
Portfolio turnover rate^	5	%(z)	3%		18%		2%	5%	5%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)

For the six months ended June 30, 2022, includes Interest Expense of 0.27%, respectively for each class. Includes Interest Expense of 0.06% and 0.03% for the years ended December 31, 2021 and 2020, respectively for each class.

(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.15 and $0.18 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.14% lower.
(cc)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.22 and $0.25 for Class IB and Class K respectively
(dd)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.33% lower
(ee)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.17 and $0.19 for Class IB and Class K, respectively.
(ff)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.27% lower.

See Notes to Financial Statements.

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
U.S. Treasury Obligations	20.1%
Information Technology	13.5
Investment Companies	10.2
Health Care	9.7
Financials	8.6
Consumer Discretionary	7.1
Industrials	6.7
Consumer Staples	5.5
Communication Services	5.0
Exchange Traded Fund	3.8
Energy	2.9
Materials	2.8
Utilities	2.1
Real Estate	1.9
Repurchase Agreements	1.8
Cash and Other	(1.7)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$825.80	$5.29
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.00	5.85

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.17%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.0%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.	36,293	$760,701
BT Group plc	40,865	92,731
Cellnex Telecom SA (m)	3,196	124,504
Deutsche Telekom AG (Registered)	19,062	378,470
Elisa OYJ	823	46,260
HKT Trust & HKT Ltd.	21,918	29,452
Infrastrutture Wireless Italiane SpA (m)	1,944	19,777
Koninklijke KPN NV	18,080	64,493
Lumen Technologies, Inc.	4,714	51,430
Nippon Telegraph & Telephone Corp.	7,080	203,282
Orange SA	11,544	135,756
Proximus SADP	880	12,974
Singapore Telecommunications Ltd.	47,781	87,079
Spark New Zealand Ltd.	10,804	32,384
Swisscom AG (Registered)	158	87,457
Telecom Italia SpA*	57,658	15,108
Telefonica Deutschland Holding AG	6,024	17,302
Telefonica SA*	983	5,009
Telefonica SA (SIGMA X MTF Stock Exchange)	30,492	155,411
Telenor ASA	4,049	53,937
Telia Co. AB	15,382	58,934
Telstra Corp. Ltd.	24,077	63,954
United Internet AG (Registered)	561	16,009
Verizon Communications, Inc.	21,290	1,080,468

		3,592,882

Entertainment (0.8%)
Activision Blizzard, Inc.	3,964	308,637
Bollore SE	5,116	23,867
Capcom Co. Ltd.	1,019	24,763
Electronic Arts, Inc.	1,426	173,473
Embracer Group AB (x)*	3,237	24,709
Koei Tecmo Holdings Co. Ltd.	340	10,984
Konami Group Corp.	539	29,852
Live Nation Entertainment, Inc.*	694	57,310
Netflix, Inc.*	2,252	393,807
Nexon Co. Ltd. (x)	2,855	58,496
Nintendo Co. Ltd.	659	284,815
Sea Ltd. (ADR)*	2,109	141,008
Square Enix Holdings Co. Ltd.	496	21,985
Take-Two Interactive Software, Inc.*	801	98,146
Toho Co. Ltd.	647	23,405
Ubisoft Entertainment SA*	536	23,676
Universal Music Group NV	4,197	84,797
Walt Disney Co. (The)*	9,234	871,690
Warner Bros Discovery, Inc.*	11,196	150,250

		2,805,670

Interactive Media & Services (2.3%)
Adevinta ASA*	1,486	10,816
Alphabet, Inc., Class A*	1,525	3,323,372
Alphabet, Inc., Class C*	1,398	3,058,055
Auto Trader Group plc (m)	4,951	33,480
Kakaku.com, Inc.	775	12,798
Match Group, Inc.*	1,448	100,911
Meta Platforms, Inc., Class A*	11,627	1,874,854
REA Group Ltd.	305	23,513
Scout24 SE (m)	506	25,997
SEEK Ltd.	1,943	28,195
Twitter, Inc.*	3,867	144,587
Z Holdings Corp.	15,506	45,364

		8,681,942

Media (0.5%)
Charter Communications, Inc., Class A*	587	275,027
Comcast Corp., Class A	22,664	889,335
CyberAgent, Inc.	2,341	23,336
Dentsu Group, Inc. (x)	1,251	37,603
DISH Network Corp., Class A*	1,271	22,789
Fox Corp., Class A	1,580	50,813
Fox Corp., Class B	733	21,770
Hakuhodo DY Holdings, Inc.	1,352	12,419
Informa plc*	8,698	56,054
Interpublic Group of Cos., Inc. (The)	1,996	54,950
News Corp., Class A	1,969	30,677
News Corp., Class B	610	9,693
Omnicom Group, Inc.	1,043	66,345
Paramount Global, Class B	3,084	76,113
Pearson plc	3,853	35,193
Publicis Groupe SA*	1,410	69,610
Vivendi SE	4,064	41,475
WPP plc	6,535	65,672

		1,838,874

Wireless Telecommunication Services (0.4%)
KDDI Corp.	9,486	299,962
SoftBank Corp.	16,620	184,465
SoftBank Group Corp.	7,103	274,505
Tele2 AB, Class B	3,338	38,033
T-Mobile US, Inc.*	2,987	401,871
Vodafone Group plc	157,133	242,400

		1,441,236

Total Communication Services		18,360,604

Consumer Discretionary (7.1%)
Auto Components (0.2%)
Aisin Corp.	852	26,398
Aptiv plc*	1,374	122,382
BorgWarner, Inc.	1,215	40,545
Bridgestone Corp. (x)	3,431	125,255
Cie Generale des Etablissements Michelin SCA	4,076	112,078
Continental AG	636	44,321
Denso Corp.	2,592	137,873
Koito Manufacturing Co. Ltd.	604	19,188
Sumitomo Electric Industries Ltd.	3,913	43,276
Valeo	1,095	21,432

		692,748

Automobiles (1.6%)
Bayerische Motoren Werke AG	1,975	152,049
Bayerische Motoren Werke AG (Preference) (q)	333	23,591
Ferrari NV	752	138,700
Ford Motor Co.	20,019	222,811
General Motors Co.*	7,392	234,770
Honda Motor Co. Ltd.	9,637	233,115

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Isuzu Motors Ltd.	3,374	$37,199
Mazda Motor Corp.	3,290	26,942
Mercedes-Benz Group AG	4,719	273,088
Nissan Motor Co. Ltd.	13,433	52,358
Porsche Automobil Holding SE (Preference) (q)	950	62,840
Renault SA*	1,112	28,142
Stellantis NV	12,896	160,602
Subaru Corp.	3,560	63,331
Suzuki Motor Corp.	2,131	67,047
Tesla, Inc.*	4,254	2,864,729
Toyota Motor Corp.	62,368	960,511
Volkswagen AG	187	34,080
Volkswagen AG (Preference) (q)	1,104	147,423
Volvo Car AB, Class B (x)*	3,504	23,264
Yamaha Motor Co. Ltd. (x)	1,722	31,579

		5,838,171

Distributors (0.1%)
D’ieteren Group	147	21,536
Genuine Parts Co.	718	95,494
LKQ Corp.	1,319	64,750
Pool Corp.	203	71,299

		253,079

Diversified Consumer Services (0.0%)†
IDP Education Ltd.	1,208	19,831

Hotels, Restaurants & Leisure (1.1%)
Accor SA*	984	27,024
Aristocrat Leisure Ltd.	3,487	82,815
Booking Holdings, Inc.*	206	360,292
Caesars Entertainment, Inc.*	1,087	41,632
Carnival Corp. (x)*	4,114	35,586
Chipotle Mexican Grill, Inc.*	142	185,631
Compass Group plc	10,548	215,948
Darden Restaurants, Inc.	632	71,492
Domino’s Pizza Enterprises Ltd.	350	16,414
Domino’s Pizza, Inc.	183	71,317
Entain plc*	3,388	51,410
Evolution AB (m)	1,076	97,969
Expedia Group, Inc.*	768	72,829
Flutter Entertainment plc*	1,007	101,946
Galaxy Entertainment Group Ltd.	12,592	75,351
Genting Singapore Ltd.	34,991	18,163
Hilton Worldwide Holdings, Inc.	1,411	157,242
InterContinental Hotels Group plc	1,142	60,545
La Francaise des Jeux SAEM (m)	686	23,899
Las Vegas Sands Corp.*	1,743	58,547
Lottery Corp. Ltd. (The)*	12,855	40,107
Marriott International, Inc., Class A	1,394	189,598
McDonald’s Corp.	3,749	925,553
McDonald’s Holdings Co. Japan Ltd. (x)	587	21,370
MGM Resorts International	1,793	51,907
Norwegian Cruise Line Holdings Ltd. (x)*	2,125	23,630
Oriental Land Co. Ltd.	1,184	164,893
Penn National Gaming, Inc.*	829	25,218
Royal Caribbean Cruises Ltd.*	1,137	39,693
Sands China Ltd.*	14,049	34,306
Sodexo SA	512	36,331
Starbucks Corp.	5,814	444,131
Whitbread plc	1,168	35,286
Wynn Resorts Ltd.*	535	30,484
Yum! Brands, Inc.	1,446	164,136

		4,052,695

Household Durables (0.4%)
Barratt Developments plc	5,898	32,876
Berkeley Group Holdings plc*	650	29,492
DR Horton, Inc.	1,624	107,493
Electrolux AB, Class B	1,305	17,577
Garmin Ltd.	773	75,947
Iida Group Holdings Co. Ltd.	851	13,108
Lennar Corp., Class A	1,311	92,517
Mohawk Industries, Inc.*	261	32,388
Newell Brands, Inc.	1,866	35,529
NVR, Inc.*	16	64,066
Open House Group Co. Ltd.	474	18,880
Panasonic Holdings Corp.	12,779	103,376
Persimmon plc	1,846	41,904
PulteGroup, Inc.	1,205	47,754
SEB SA	160	15,437
Sekisui Chemical Co. Ltd.	2,182	29,891
Sekisui House Ltd.	3,565	62,393
Sharp Corp.	1,239	9,589
Sony Group Corp.	7,417	606,146
Taylor Wimpey plc	21,101	29,995
Whirlpool Corp.	285	44,138

		1,510,496

Internet & Direct Marketing Retail (1.4%)
Amazon.com, Inc.*	44,358	4,711,263
Delivery Hero SE (m)(x)*	937	35,124
eBay, Inc.	2,838	118,259
Etsy, Inc.*	644	47,147
Just Eat Takeaway.com NV (m)*	1,043	16,678
Prosus NV*	4,878	322,379
Rakuten Group, Inc.	5,024	22,685
Zalando SE (m)*	1,286	33,635
ZOZO, Inc.	721	13,007

		5,320,177

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	1,223	86,408
Hasbro, Inc.	665	54,450
Shimano, Inc.	458	77,475
Yamaha Corp.	900	37,045

		255,378

Multiline Retail (0.3%)
Dollar General Corp.	1,160	284,710
Dollar Tree, Inc.*	1,141	177,825
Next plc	769	54,906
Pan Pacific International Holdings Corp. (x)	2,026	32,349
Target Corp.	2,344	331,043
Wesfarmers Ltd.	6,715	194,361

		1,075,194

Specialty Retail (1.0%)
Advance Auto Parts, Inc.	310	53,658
AutoZone, Inc.*	101	217,061

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Bath & Body Works, Inc.	1,209	$32,546
Best Buy Co., Inc.	1,026	66,885
CarMax, Inc.*	814	73,651
Chow Tai Fook Jewellery Group Ltd.*	11,573	21,775
Fast Retailing Co. Ltd.	347	181,460
H & M Hennes & Mauritz AB, Class B	4,226	50,524
Hikari Tsushin, Inc.	121	12,413
Home Depot, Inc. (The)	5,239	1,436,901
Industria de Diseno Textil SA	6,312	142,951
JD Sports Fashion plc*	14,924	20,989
Kingfisher plc	10,937	32,528
Lowe’s Cos., Inc.	3,352	585,494
Nitori Holdings Co. Ltd.	514	48,796
O’Reilly Automotive, Inc.*	333	210,376
Ross Stores, Inc.	1,781	125,080
TJX Cos., Inc. (The)	5,954	332,531
Tractor Supply Co.	567	109,913
Ulta Beauty, Inc.*	265	102,152
USS Co. Ltd.	1,268	21,919

		3,879,603

Textiles, Apparel & Luxury Goods (0.9%)
adidas AG	1,017	179,868
Burberry Group plc	2,342	46,852
Cie Financiere Richemont SA (Registered)	3,109	331,096
EssilorLuxottica SA	1,720	260,164
Hermes International	187	211,259
Kering SA	442	229,645
LVMH Moet Hennessy Louis Vuitton SE	1,633	1,007,778
Moncler SpA	1,187	51,276
NIKE, Inc., Class B	6,432	657,350
Pandora A/S	578	36,526
Puma SE	611	40,239
PVH Corp.	342	19,460
Ralph Lauren Corp.	235	21,068
Swatch Group AG (The)	189	44,848
Swatch Group AG (The) (Registered)	304	13,508
Tapestry, Inc.	1,277	38,974
VF Corp.	1,636	72,262

		3,262,173

Total Consumer Discretionary		26,159,545

Consumer Staples (5.5%)
Beverages (1.3%)
Anheuser-Busch InBev SA/NV	5,118	276,078
Asahi Group Holdings Ltd.	2,640	86,536
Brown-Forman Corp., Class B	927	65,038
Budweiser Brewing Co. APAC Ltd. (m)	9,962	29,879
Carlsberg A/S, Class B	621	79,215
Coca-Cola Co. (The)	19,779	1,244,297
Coca-Cola Europacific Partners plc	1,187	61,261
Coca-Cola HBC AG*	1,161	25,779
Constellation Brands, Inc., Class A	825	192,274
Davide Campari-Milano NV	3,024	31,929
Diageo plc	13,601	586,772
Heineken Holding NV	593	43,374
Heineken NV	1,550	141,952
Ito En Ltd.	309	13,835
Keurig Dr Pepper, Inc.	3,740	132,359
Kirin Holdings Co. Ltd. (x)	4,760	75,019
Molson Coors Beverage Co., Class B	955	52,057
Monster Beverage Corp.*	1,907	176,779
PepsiCo, Inc.	7,010	1,168,287
Pernod Ricard SA	1,235	228,766
Remy Cointreau SA	160	28,177
Suntory Beverage & Food Ltd. (x)	804	30,412
Treasury Wine Estates Ltd.	4,177	32,703

		4,802,778

Food & Staples Retailing (1.0%)
Aeon Co. Ltd.	3,784	65,688
Carrefour SA	3,650	64,762
Coles Group Ltd.	7,719	94,933
Costco Wholesale Corp.	2,247	1,076,942
Endeavour Group Ltd.	7,793	40,734
HelloFresh SE*	955	30,903
J Sainsbury plc	10,119	25,136
Jeronimo Martins SGPS SA	1,638	35,603
Kesko OYJ, Class B	1,580	37,299
Kobe Bussan Co. Ltd.	791	19,363
Koninklijke Ahold Delhaize NV	6,235	162,495
Kroger Co. (The)	3,326	157,420
Ocado Group plc*	2,824	26,857
Seven & i Holdings Co. Ltd.	4,482	173,742
Sysco Corp.	2,583	218,806
Tesco plc	43,393	134,967
Walgreens Boots Alliance, Inc.	3,635	137,766
Walmart, Inc.	7,117	865,285
Welcia Holdings Co. Ltd.	545	10,920
Woolworths Group Ltd.	7,017	172,376

		3,551,997

Food Products (1.3%)
Ajinomoto Co., Inc.	2,701	65,727
Archer-Daniels-Midland Co.	2,853	221,393
Associated British Foods plc	2,061	39,842
Barry Callebaut AG (Registered)	23	51,512
Campbell Soup Co.	1,025	49,251
Chocoladefabriken Lindt & Spruengli AG	7	71,198
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	104,850
Conagra Brands, Inc.	2,433	83,306
Danone SA	3,866	217,265
General Mills, Inc.	3,053	230,349
Hershey Co. (The)	740	159,218
Hormel Foods Corp.	1,437	68,056
J M Smucker Co. (The)	550	70,406
JDE Peet’s NV	581	16,587
Kellogg Co.	1,285	91,672
Kerry Group plc, Class A	969	92,825
Kikkoman Corp.	841	44,667
Kraft Heinz Co. (The)	3,599	137,266
Lamb Weston Holdings, Inc.	732	52,309
McCormick & Co., Inc. (Non-Voting)	1,269	105,644
Meiji Holdings Co. Ltd.	706	34,661
Mondelez International, Inc., Class A	7,016	435,623
Mowi ASA	2,350	53,615
Nestle SA (Registered)	16,556	1,942,369
Nisshin Seifun Group, Inc.	1,144	13,394
Nissin Foods Holdings Co. Ltd.	367	25,337

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Orkla ASA	4,346	$34,787
Salmar ASA	347	24,482
Tyson Foods, Inc., Class A	1,478	127,197
WH Group Ltd. (m)	48,258	37,337
Wilmar International Ltd.	11,116	32,343
Yakult Honsha Co. Ltd.	742	42,836

		4,777,324

Household Products (0.8%)
Church & Dwight Co., Inc.	1,231	114,064
Clorox Co. (The)	624	87,972
Colgate-Palmolive Co.	4,248	340,435
Essity AB, Class B	3,521	91,929
Henkel AG & Co. KGaA	601	36,780
Henkel AG & Co. KGaA (Preference) (q)	1,106	68,129
Kimberly-Clark Corp.	1,708	230,836
Procter & Gamble Co. (The)	12,163	1,748,918
Reckitt Benckiser Group plc	4,196	315,166
Unicharm Corp.	2,335	78,177

		3,112,406

Personal Products (0.5%)
Beiersdorf AG	633	64,661
Estee Lauder Cos., Inc. (The), Class A	1,175	299,237
Kao Corp.	2,875	116,025
Kobayashi Pharmaceutical Co. Ltd. (x)	308	18,990
Kose Corp.	192	17,482
L’Oreal SA	1,417	489,584
Shiseido Co. Ltd.	2,314	92,970
Unilever plc	15,094	686,991

		1,785,940

Tobacco (0.6%)
Altria Group, Inc.	9,179	383,407
British American Tobacco plc	12,804	548,747
Imperial Brands plc	5,253	117,410
Japan Tobacco, Inc. (x)	6,944	120,108
Philip Morris International, Inc.	7,858	775,899
Swedish Match AB	9,142	93,351

		2,038,922

Total Consumer Staples		20,069,367

Energy (2.9%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	4,742	136,902
Halliburton Co.	4,573	143,409
Schlumberger NV	7,166	256,256
Tenaris SA	2,732	35,099

		571,666

Oil, Gas & Consumable Fuels (2.8%)
Aker BP ASA (x)	729	25,191
Ampol Ltd.	1,379	32,407
APA Corp.	1,715	59,854
BP plc	114,333	538,496
Chevron Corp.	9,961	1,442,154
ConocoPhillips	6,557	588,884
Coterra Energy, Inc.	4,085	105,352
Devon Energy Corp.	3,112	171,502
Diamondback Energy, Inc.	846	102,493
ENEOS Holdings, Inc.	17,757	67,033
Eni SpA	14,604	173,492
EOG Resources, Inc.	2,969	327,896
Equinor ASA	5,791	201,442
Exxon Mobil Corp.	21,356	1,828,928
Galp Energia SGPS SA, Class B	2,900	33,994
Hess Corp.	1,404	148,740
Idemitsu Kosan Co. Ltd.	1,206	28,969
Inpex Corp.	5,923	63,924
Kinder Morgan, Inc.	9,886	165,689
Marathon Oil Corp.	3,588	80,658
Marathon Petroleum Corp.	2,743	225,502
Neste OYJ	2,558	113,343
Occidental Petroleum Corp.	4,514	265,784
OMV AG	852	40,012
ONEOK, Inc.	2,264	125,652
Phillips 66	2,439	199,974
Pioneer Natural Resources Co.	1,141	254,534
Repsol SA (x)	8,396	123,630
Santos Ltd.	18,618	94,914
Shell plc	44,736	1,167,408
TotalEnergies SE	14,614	770,333
Valero Energy Corp.	2,069	219,893
Washington H Soul Pattinson & Co. Ltd.	1,253	20,370
Williams Cos., Inc. (The)	6,175	192,722
Woodside Energy Group Ltd.	11,134	243,829

		10,244,998

Total Energy		10,816,664

Financials (8.6%)
Banks (3.6%)
ABN AMRO Bank NV (CVA) (m)	2,447	27,511
Australia & New Zealand Banking Group Ltd.	16,488	250,864
Banco Bilbao Vizcaya Argentaria SA	38,584	175,120
Banco Santander SA	101,982	287,584
Bank Hapoalim BM	7,467	62,756
Bank Leumi Le-Israel BM	8,407	75,233
Bank of America Corp.	35,944	1,118,937
Barclays plc	98,547	184,495
BNP Paribas SA	6,597	314,103
BOC Hong Kong Holdings Ltd.	21,413	84,752
CaixaBank SA	25,654	89,275
Chiba Bank Ltd. (The)	3,067	16,767
Citigroup, Inc.	9,845	452,772
Citizens Financial Group, Inc.	2,487	88,761
Comerica, Inc.	663	48,651
Commerzbank AG*	5,797	40,617
Commonwealth Bank of Australia	10,036	626,466
Concordia Financial Group Ltd.	6,299	21,829
Credit Agricole SA	7,157	65,562
Danske Bank A/S	3,991	56,564
DBS Group Holdings Ltd.	10,703	229,091
DNB Bank ASA	5,382	96,861
Erste Group Bank AG	1,989	50,523
Fifth Third Bancorp	3,478	116,861
FinecoBank Banca Fineco SpA	3,529	42,541
First Republic Bank	910	131,222
Hang Seng Bank Ltd.	4,425	78,183
HSBC Holdings plc	119,106	777,028

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Huntington Bancshares, Inc.	7,296	$87,771
ING Groep NV	22,591	224,205
Intesa Sanpaolo SpA	95,570	179,690
Israel Discount Bank Ltd., Class A	6,735	35,262
Japan Post Bank Co. Ltd.	2,343	18,224
JPMorgan Chase & Co.	14,890	1,676,763
KBC Group NV	1,526	85,722
KeyCorp	4,727	81,446
Lloyds Banking Group plc	410,723	211,857
M&T Bank Corp.	910	145,045
Mediobanca Banca di Credito Finanziario SpA	3,108	27,055
Mitsubishi UFJ Financial Group, Inc.	70,301	376,145
Mizrahi Tefahot Bank Ltd.	969	32,241
Mizuho Financial Group, Inc.	13,959	158,732
National Australia Bank Ltd.	19,019	359,688
NatWest Group plc	31,662	84,226
Nordea Bank Abp	19,460	171,378
Oversea-Chinese Banking Corp. Ltd.	19,593	160,881
PNC Financial Services Group, Inc. (The)	2,097	330,844
Regions Financial Corp.	4,738	88,837
Resona Holdings, Inc.	11,923	44,668
Shizuoka Bank Ltd. (The)	2,582	15,514
Signature Bank	319	57,168
Skandinaviska Enskilda Banken AB, Class A	9,417	92,533
Societe Generale SA	4,691	102,881
Standard Chartered plc	15,333	115,608
Sumitomo Mitsui Financial Group, Inc.	7,716	229,157
Sumitomo Mitsui Trust Holdings, Inc.	1,954	60,203
SVB Financial Group*	298	117,707
Svenska Handelsbanken AB, Class A	8,440	72,190
Swedbank AB, Class A	5,240	66,296
Truist Financial Corp.	6,750	320,153
UniCredit SpA	12,437	119,258
United Overseas Bank Ltd.	6,829	129,287
US Bancorp	6,854	315,421
Wells Fargo & Co.	19,215	752,652
Westpac Banking Corp.	20,590	277,293
Zions Bancorp NA	767	39,040

		13,073,970

Capital Markets (1.9%)
3i Group plc	5,631	76,073
abrdn plc	12,619	24,587
Ameriprise Financial, Inc.	557	132,388
Amundi SA (m)	352	19,485
ASX Ltd.	1,120	63,210
Bank of New York Mellon Corp. (The)	3,768	157,163
BlackRock, Inc.	722	439,727
Cboe Global Markets, Inc.	538	60,896
Charles Schwab Corp. (The)	7,646	483,074
CME Group, Inc.	1,822	372,963
Credit Suisse Group AG (Registered)	15,338	87,335
Daiwa Securities Group, Inc.	7,324	32,727
Deutsche Bank AG (Registered)	11,959	104,205
Deutsche Boerse AG	1,127	188,496
EQT AB (x)	1,712	35,588
Euronext NV (m)	495	40,557
FactSet Research Systems, Inc.	192	73,837
Franklin Resources, Inc. (x)	1,419	33,077
Futu Holdings Ltd. (ADR) (x)*	294	15,350
Goldman Sachs Group, Inc. (The)	1,741	517,112
Hargreaves Lansdown plc	2,058	19,758
Hong Kong Exchanges & Clearing Ltd.	7,090	353,920
Intercontinental Exchange, Inc.	2,830	266,133
Invesco Ltd.	1,707	27,534
Japan Exchange Group, Inc.	2,948	42,576
Julius Baer Group Ltd.	1,280	59,136
London Stock Exchange Group plc	1,957	181,921
Lundin Energy MergerCo AB*	1,158	44,941
Macquarie Group Ltd.	2,144	243,673
MarketAxess Holdings, Inc.	191	48,898
Moody’s Corp.	814	221,384
Morgan Stanley	7,095	539,646
MSCI, Inc.	411	169,394
Nasdaq, Inc.	584	89,083
Nomura Holdings, Inc.	16,486	60,299
Northern Trust Corp.	1,056	101,883
Partners Group Holding AG	135	121,784
Raymond James Financial, Inc.	986	88,158
S&P Global, Inc.	1,760	593,226
SBI Holdings, Inc.	1,415	27,711
Schroders plc	719	23,412
Singapore Exchange Ltd.	4,650	31,698
St James’s Place plc	3,123	41,973
State Street Corp.	1,861	114,731
T. Rowe Price Group, Inc.	1,152	130,879
UBS Group AG (Registered)	20,686	333,916

		6,935,517

Consumer Finance (0.2%)
American Express Co.	3,092	428,613
Capital One Financial Corp.	1,993	207,650
Discover Financial Services	1,424	134,682
Synchrony Financial	2,542	70,210

		841,155

Diversified Financial Services (0.8%)
Berkshire Hathaway, Inc., Class B*	9,172	2,504,139
Eurazeo SE	294	18,368
EXOR NV	627	39,352
Groupe Bruxelles Lambert SA	598	49,957
Industrivarden AB, Class A	760	17,121
Industrivarden AB, Class C	924	20,571
Investor AB, Class A	2,885	51,838
Investor AB, Class B	10,542	173,499
Kinnevik AB, Class B*	1,401	22,598
L E Lundbergforetagen AB, Class B	439	17,864
M&G plc	15,044	35,656
Mitsubishi HC Capital, Inc.	3,819	17,629
ORIX Corp.	7,068	118,652
Sofina SA	111	22,703
Wendel SE	155	13,102

		3,123,049

Insurance (2.1%)
Admiral Group plc	1,117	30,529
Aegon NV	10,342	45,076
Aflac, Inc.	3,004	166,211
Ageas SA/NV	892	39,272
AIA Group Ltd.	71,146	781,478

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Allianz SE (Registered)	2,409	$459,864
Allstate Corp. (The)	1,394	176,662
American International Group, Inc.	4,016	205,338
Aon plc, Class A	1,077	290,445
Arthur J Gallagher & Co.	1,065	173,638
Assicurazioni Generali SpA	6,404	102,571
Assurant, Inc.	274	47,361
Aviva plc	16,500	80,610
AXA SA	11,395	258,949
Baloise Holding AG (Registered)	268	43,992
Brown & Brown, Inc.	1,188	69,308
Chubb Ltd.	2,148	422,254
Cincinnati Financial Corp.	756	89,949
Dai-ichi Life Holdings, Inc.	5,817	107,386
Everest Re Group Ltd.	200	56,056
Gjensidige Forsikring ASA	1,157	23,498
Globe Life, Inc.	460	44,836
Hannover Rueck SE	383	55,563
Hartford Financial Services Group, Inc. (The)	1,667	109,072
Insurance Australia Group Ltd.	14,264	42,948
Japan Post Holdings Co. Ltd.	14,172	101,257
Japan Post Insurance Co. Ltd.	1,156	18,501
Legal & General Group plc	34,545	100,839
Lincoln National Corp.	819	38,305
Loews Corp.	986	58,430
Marsh & McLennan Cos., Inc.	2,544	394,956
Medibank Pvt Ltd.	15,936	35,767
MetLife, Inc.	3,504	220,016
MS&AD Insurance Group Holdings, Inc.	2,576	78,977
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	830	195,049
NN Group NV	1,683	76,975
Phoenix Group Holdings plc	4,048	29,118
Poste Italiane SpA (m)	3,023	28,399
Principal Financial Group, Inc.	1,191	79,547
Progressive Corp. (The)	2,965	344,741
Prudential Financial, Inc.	1,901	181,888
Prudential plc	15,902	197,805
QBE Insurance Group Ltd.	8,536	71,628
Sampo OYJ, Class A	2,996	130,468
Sompo Holdings, Inc.	1,836	81,000
Suncorp Group Ltd.	7,425	56,301
Swiss Life Holding AG (Registered)	192	93,607
Swiss Re AG	1,806	140,055
T&D Holdings, Inc.	2,774	33,154
Tokio Marine Holdings, Inc.	3,722	216,898
Travelers Cos., Inc. (The)	1,217	205,831
Tryg A/S	2,083	46,802
W R Berkley Corp.	1,062	72,492
Willis Towers Watson plc	565	111,525
Zurich Insurance Group AG	893	388,682

		7,751,879

Total Financials		31,725,570

Health Care (9.7%)
Biotechnology (1.2%)
AbbVie, Inc.	8,958	1,372,007
Amgen, Inc.	2,708	658,856
Argenx SE*	297	110,117
Biogen, Inc.*	742	151,324
CSL Ltd.	2,833	526,395
Genmab A/S*	393	127,478
Gilead Sciences, Inc.	6,359	393,050
Grifols SA*	1,726	32,648
Incyte Corp.*	955	72,551
Moderna, Inc.*	1,754	250,559
Regeneron Pharmaceuticals, Inc.*	548	323,939
Swedish Orphan Biovitrum AB*	993	21,491
Vertex Pharmaceuticals, Inc.*	1,297	365,482

		4,405,897

Health Care Equipment & Supplies (1.6%)
Abbott Laboratories	8,877	964,486
ABIOMED, Inc.*	231	57,175
Alcon, Inc.	2,960	206,769
Align Technology, Inc.*	372	88,041
Asahi Intecc Co. Ltd.	1,254	18,905
Baxter International, Inc.	2,553	163,979
Becton Dickinson and Co.	1,445	356,236
BioMerieux	239	23,344
Boston Scientific Corp.*	7,247	270,096
Carl Zeiss Meditec AG	233	27,824
Cochlear Ltd.	413	56,682
Coloplast A/S, Class B	731	83,492
Cooper Cos., Inc. (The)	250	78,280
Demant A/S*	625	23,461
Dentsply Sirona, Inc.	1,092	39,017
Dexcom, Inc.*	1,990	148,315
DiaSorin SpA	145	19,045
Edwards Lifesciences Corp.*	3,152	299,724
Fisher & Paykel Healthcare Corp. Ltd.	3,336	41,560
Getinge AB, Class B	1,323	30,598
GN Store Nord A/S	855	30,161
Hologic, Inc.*	1,264	87,595
Hoya Corp.	2,182	186,528
IDEXX Laboratories, Inc.*	426	149,411
Intuitive Surgical, Inc.*	1,820	365,292
Koninklijke Philips NV	5,110	110,874
Medtronic plc	6,801	610,390
Olympus Corp.	7,259	145,984
ResMed, Inc.	742	155,546
Sartorius AG (Preference) (q)	144	50,300
Siemens Healthineers AG (m)	1,718	87,332
Smith & Nephew plc	5,087	71,122
Sonova Holding AG (Registered)	316	100,637
STERIS plc	508	104,724
Straumann Holding AG (Registered)	674	81,077
Stryker Corp.	1,706	339,375
Sysmex Corp.	969	58,386
Teleflex, Inc.	238	58,512
Terumo Corp.	3,735	112,629
Zimmer Biomet Holdings, Inc.	1,062	111,574

		6,014,478

Health Care Providers & Services (1.6%)
AmerisourceBergen Corp.	765	108,232
Amplifon SpA	720	22,166
Cardinal Health, Inc.	1,381	72,185
Centene Corp.*	2,965	250,869
Cigna Corp.	1,608	423,740

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
CVS Health Corp.	6,648	$616,004
DaVita, Inc.*	307	24,548
Elevance Health, Inc.	1,222	589,713
Fresenius Medical Care AG & Co. KGaA	1,269	63,379
Fresenius SE & Co. KGaA	2,423	73,417
HCA Healthcare, Inc.	1,153	193,773
Henry Schein, Inc.*	700	53,718
Humana, Inc.	641	300,033
Laboratory Corp. of America Holdings	470	110,149
McKesson Corp.	737	240,417
Molina Healthcare, Inc.*	298	83,324
Quest Diagnostics, Inc.	595	79,123
Ramsay Health Care Ltd.	1,059	53,557
Sonic Healthcare Ltd.	2,629	59,934
UnitedHealth Group, Inc.	4,756	2,442,824
Universal Health Services, Inc., Class B	340	34,241

		5,895,346

Health Care Technology (0.0%)†
M3, Inc.	2,553	73,452

Life Sciences Tools & Services (1.0%)
Agilent Technologies, Inc.	1,521	180,649
Bachem Holding AG (Registered), Class B	220	15,292
Bio-Rad Laboratories, Inc., Class A*	110	54,450
Bio-Techne Corp.	199	68,981
Charles River Laboratories International, Inc.*	258	55,204
Danaher Corp.	3,281	831,799
Eurofins Scientific SE (x)	827	65,379
Illumina, Inc.*	796	146,751
IQVIA Holdings, Inc.*	960	208,310
Lonza Group AG (Registered)	438	233,552
Mettler-Toledo International, Inc.*	115	132,109
PerkinElmer, Inc.	640	91,021
QIAGEN NV*	1,431	67,204
Sartorius Stedim Biotech	172	54,455
Thermo Fisher Scientific, Inc.	1,985	1,078,411
Waters Corp.*	305	100,949
West Pharmaceutical Services, Inc.	376	113,691

		3,498,207

Pharmaceuticals (4.3%)
Astellas Pharma, Inc.	10,773	167,850
AstraZeneca plc	9,113	1,194,548
Bayer AG (Registered)	5,826	346,143
Bristol-Myers Squibb Co.	10,793	831,061
Catalent, Inc.*	909	97,527
Chugai Pharmaceutical Co. Ltd.	3,886	99,448
Daiichi Sankyo Co. Ltd.	10,324	260,617
Eisai Co. Ltd.	1,493	63,039
Eli Lilly and Co.	3,998	1,296,272
GSK plc	29,897	642,857
Hikma Pharmaceuticals plc	1,004	19,770
Ipsen SA	218	20,581
Johnson & Johnson	13,340	2,367,983
Kyowa Kirin Co. Ltd.	1,562	35,136
Merck & Co., Inc.	12,820	1,168,799
Merck KGaA	772	130,297
Nippon Shinyaku Co. Ltd.	284	17,281
Novartis AG (Registered)	12,886	1,090,051
Novo Nordisk A/S, Class B	9,904	1,099,259
Ono Pharmaceutical Co. Ltd.	2,140	54,939
Organon & Co.	1,286	43,402
Orion OYJ, Class B	614	27,425
Otsuka Holdings Co. Ltd. (x)	2,259	80,260
Pfizer, Inc.	28,445	1,491,371
Recordati Industria Chimica e Farmaceutica SpA	605	26,435
Roche Holding AG	4,132	1,379,376
Roche Holding AG CHF 1	157	60,619
Sanofi	6,688	676,329
Shionogi & Co. Ltd.	1,626	82,196
Takeda Pharmaceutical Co. Ltd.	8,840	248,427
Teva Pharmaceutical Industries Ltd. (ADR)*	6,379	47,970
UCB SA	788	66,740
Viatris, Inc.	6,146	64,349
Vifor Pharma AG	282	48,890
Zoetis, Inc.	2,386	410,130

		15,757,377

Total Health Care		35,644,757

Industrials (6.7%)
Aerospace & Defense (1.1%)
Airbus SE	3,498	343,461
BAE Systems plc	18,013	182,186
Boeing Co. (The)*	2,819	385,414
Dassault Aviation SA	145	22,636
Elbit Systems Ltd.	179	41,029
General Dynamics Corp.	1,169	258,641
Howmet Aerospace, Inc.	1,907	59,975
Huntington Ingalls Industries, Inc.	203	44,218
Kongsberg Gruppen ASA	526	18,925
L3Harris Technologies, Inc.	978	236,383
Lockheed Martin Corp.	1,201	516,382
MTU Aero Engines AG	335	60,981
Northrop Grumman Corp.	741	354,620
Raytheon Technologies Corp.	7,540	724,669
Rheinmetall AG	257	59,346
Rolls-Royce Holdings plc*	48,419	48,967
Safran SA	2,022	202,275
Singapore Technologies Engineering Ltd.	9,034	26,581
Textron, Inc.	1,090	66,566
Thales SA	657	80,592
TransDigm Group, Inc.*	263	141,144

		3,874,991

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	645	65,384
Deutsche Post AG (Registered)	5,860	219,547
DSV A/S	1,130	158,221
Expeditors International of Washington, Inc.	850	82,841
FedEx Corp.	1,209	274,092
SG Holdings Co. Ltd.	1,558	26,304
United Parcel Service, Inc., Class B	3,723	679,597
Yamato Holdings Co. Ltd.	1,686	26,945

		1,532,931

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Airlines (0.1%)
Alaska Air Group, Inc.*	639	$25,592
American Airlines Group, Inc. (x)*	3,293	41,755
ANA Holdings, Inc.*	924	17,036
Delta Air Lines, Inc.*	3,250	94,153
Deutsche Lufthansa AG (Registered) (x)*	3,458	20,168
Japan Airlines Co. Ltd.*	834	14,612
Qantas Airways Ltd.*	5,347	16,512
Singapore Airlines Ltd.*	7,753	28,501
Southwest Airlines Co.*	3,006	108,577
United Airlines Holdings, Inc.*	1,656	58,656

		425,562

Building Products (0.4%)
A O Smith Corp.	659	36,034
AGC, Inc. (x)	1,118	39,338
Allegion plc	445	43,566
Assa Abloy AB, Class B	5,799	124,098
Carrier Global Corp.	4,300	153,338
Cie de Saint-Gobain	2,927	127,144
Daikin Industries Ltd.	1,469	235,768
Fortune Brands Home & Security, Inc.	663	39,700
Geberit AG (Registered)	215	103,410
Johnson Controls International plc	3,527	168,873
Kingspan Group plc	955	57,452
Lixil Corp.	1,797	33,677
Masco Corp.	1,196	60,518
Nibe Industrier AB, Class B	8,912	66,997
ROCKWOOL A/S, Class B	67	15,148
TOTO Ltd.	819	27,073
Trane Technologies plc	1,186	154,026
Xinyi Glass Holdings Ltd.	8,662	20,849

		1,507,009

Commercial Services & Supplies (0.3%)
Brambles Ltd.	8,335	61,570
Cintas Corp.	441	164,727
Copart, Inc.*	1,084	117,787
Dai Nippon Printing Co. Ltd.	1,285	27,731
Rentokil Initial plc	10,759	62,185
Republic Services, Inc.	1,057	138,330
Rollins, Inc.	1,148	40,088
Secom Co. Ltd.	1,291	79,803
Securitas AB, Class B	1,812	15,732
Toppan, Inc.	1,517	25,363
Waste Management, Inc.	1,937	296,322

		1,029,638

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA (x)	1,234	29,937
Bouygues SA	1,323	40,915
Eiffage SA	532	48,314
Ferrovial SA	2,850	72,676
Kajima Corp.	2,140	24,572
Obayashi Corp.	3,757	27,293
Quanta Services, Inc.	729	91,373
Shimizu Corp.	3,194	17,667
Skanska AB, Class B	1,968	30,198
Taisei Corp.	1,104	34,398
Vinci SA	3,164	284,255

		701,598

Electrical Equipment (0.6%)
ABB Ltd. (Registered)	9,671	258,468
AMETEK, Inc.	1,171	128,681
Eaton Corp. plc	2,023	254,878
Emerson Electric Co.	3,011	239,495
Fuji Electric Co. Ltd.	734	30,441
Generac Holdings, Inc.*	324	68,228
Legrand SA	1,605	119,451
Mitsubishi Electric Corp.	11,365	121,647
Nidec Corp.	2,666	164,848
Prysmian SpA	1,474	40,678
Rockwell Automation, Inc.	589	117,394
Schneider Electric SE	3,197	378,743
Siemens Energy AG	2,579	37,822
Siemens Gamesa Renewable Energy SA*	1,379	26,034
Vestas Wind Systems A/S	5,843	123,822

		2,110,630

Industrial Conglomerates (0.7%)
3M Co.	2,885	373,348
CK Hutchison Holdings Ltd.	15,601	106,099
DCC plc	570	35,616
General Electric Co.	5,580	355,279
Hitachi Ltd.	5,699	270,026
Honeywell International, Inc.	3,451	599,818
Investment AB Latour, Class B	856	16,947
Jardine Matheson Holdings Ltd.	1,252	65,896
Keppel Corp. Ltd.	8,427	39,399
Lifco AB, Class B	1,349	21,691
Melrose Industries plc	25,301	46,198
Siemens AG (Registered)	4,504	458,406
Smiths Group plc	2,290	39,052
Toshiba Corp.	2,353	95,700

		2,523,475

Machinery (1.3%)
Alfa Laval AB	1,609	38,829
Alstom SA (x)	1,836	42,027
Atlas Copco AB, Class A	15,540	145,415
Atlas Copco AB, Class B	9,032	75,648
Caterpillar, Inc.	2,704	483,367
CNH Industrial NV	5,921	68,721
Cummins, Inc.	715	138,374
Daifuku Co. Ltd.	586	33,562
Daimler Truck Holding AG*	2,662	69,475
Deere & Co.	1,415	423,750
Dover Corp.	731	88,685
Epiroc AB, Class A	3,813	58,939
Epiroc AB, Class B	2,256	30,512
FANUC Corp.	1,139	178,530
Fortive Corp.	1,817	98,808
GEA Group AG	887	30,567
Hitachi Construction Machinery Co. Ltd.	622	13,790
Hoshizaki Corp. (x)	628	18,734
Husqvarna AB, Class B	2,421	17,816
IDEX Corp.	385	69,928
Illinois Tool Works, Inc.	1,437	261,893

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Indutrade AB	1,606	$29,327
Ingersoll Rand, Inc.	2,058	86,601
KION Group AG	417	17,295
Knorr-Bremse AG	419	23,905
Komatsu Ltd.	5,437	121,033
Kone OYJ, Class B	2,067	98,838
Kornit Digital Ltd.*	267	8,464
Kubota Corp. (x)	5,944	88,901
Kurita Water Industries Ltd.	571	20,769
Makita Corp.	1,296	32,340
Minebea Mitsumi, Inc.	2,100	35,805
MISUMI Group, Inc.	1,645	34,718
Mitsubishi Heavy Industries Ltd.	1,854	64,893
NGK Insulators Ltd.	1,160	15,643
Nordson Corp.	273	55,266
Otis Worldwide Corp.	2,143	151,446
PACCAR, Inc.	1,763	145,165
Parker-Hannifin Corp.	651	160,179
Pentair plc	839	38,401
Rational AG	36	20,932
Sandvik AB	6,270	101,788
Schindler Holding AG	260	47,463
Schindler Holding AG (Registered)	141	25,374
SKF AB, Class B	2,211	32,575
SMC Corp.	340	151,720
Snap-on, Inc.	271	53,395
Spirax-Sarco Engineering plc	465	55,966
Stanley Black & Decker, Inc.	765	80,218
Techtronic Industries Co. Ltd.	7,959	83,208
Toyota Industries Corp.	848	52,563
VAT Group AG (m)	170	40,596
Volvo AB, Class A	1,158	18,654
Volvo AB, Class B	8,875	137,568
Wartsila OYJ Abp	2,739	21,352
Westinghouse Air Brake Technologies Corp.	926	76,006
Xylem, Inc.	913	71,378
Yaskawa Electric Corp.	1,389	44,798

		4,731,913

Marine (0.1%)
AP Moller - Maersk A/S, Class A	20	46,373
AP Moller - Maersk A/S, Class B	32	75,159
Kuehne + Nagel International AG (Registered)	333	78,839
Mitsui OSK Lines Ltd.	1,992	45,750
Nippon Yusen KK	994	68,189
SITC International Holdings Co. Ltd.	7,760	21,988
ZIM Integrated Shipping Services Ltd. (x)	494	23,332

		359,630

Professional Services (0.5%)
Adecco Group AG (Registered)	1,031	35,071
Bureau Veritas SA	1,701	43,612
Equifax, Inc.	620	113,324
Experian plc	5,488	160,881
Intertek Group plc	934	47,861
Jacobs Engineering Group, Inc.	652	82,889
Leidos Holdings, Inc.	693	69,792
Nielsen Holdings plc	1,824	42,353
Nihon M&A Center Holdings, Inc.	1,752	18,662
Persol Holdings Co. Ltd.	1,027	18,693
Randstad NV	692	33,747
Recruit Holdings Co. Ltd.	8,478	250,011
RELX plc	11,372	307,089
Robert Half International, Inc.	560	41,938
SGS SA (Registered)	38	87,046
Teleperformance	347	106,748
Verisk Analytics, Inc.	801	138,645
Wolters Kluwer NV	1,548	150,592

		1,748,954

Road & Rail (0.5%)
Aurizon Holdings Ltd.	10,651	27,990
Central Japan Railway Co.	873	100,782
CSX Corp.	11,023	320,328
East Japan Railway Co.	1,844	94,349
Grab Holdings Ltd., Class A (x)*	6,285	15,901
Hankyu Hanshin Holdings, Inc.	1,324	36,131
JB Hunt Transport Services, Inc.	425	66,925
Keio Corp.	595	21,307
Keisei Electric Railway Co. Ltd.	748	20,635
Kintetsu Group Holdings Co. Ltd.	993	30,898
MTR Corp. Ltd.	8,957	46,812
Nippon Express Holdings, Inc.	444	24,133
Norfolk Southern Corp.	1,208	274,566
Odakyu Electric Railway Co. Ltd.	1,705	22,952
Old Dominion Freight Line, Inc.	465	119,170
Tobu Railway Co. Ltd.	1,092	24,971
Tokyu Corp.	2,892	34,083
Union Pacific Corp.	3,184	679,084
West Japan Railway Co.	1,249	45,975

		2,006,992

Trading Companies & Distributors (0.4%)
AerCap Holdings NV*	780	31,933
Ashtead Group plc	2,623	110,036
Brenntag SE	959	62,416
Bunzl plc	1,951	64,609
Fastenal Co.	2,918	145,666
Ferguson plc	1,286	143,995
IMCD NV	364	50,290
ITOCHU Corp.	7,051	190,693
Marubeni Corp.	9,053	81,721
Mitsubishi Corp.	7,450	221,528
Mitsui & Co. Ltd.	8,210	181,300
MonotaRO Co. Ltd.	1,450	21,567
Reece Ltd.	1,211	11,530
Sumitomo Corp.	6,517	89,133
Toyota Tsusho Corp.	1,229	40,173
United Rentals, Inc.*	363	88,176
WW Grainger, Inc.	218	99,066

		1,633,832

Transportation Infrastructure (0.1%)
Aena SME SA (m)*	467	59,394
Aeroports de Paris*	205	26,117
Atlantia SpA	2,867	67,289
Auckland International Airport Ltd.*	7,243	32,438
Getlink SE	2,546	45,092
Transurban Group	17,647	175,250

		405,580

Total Industrials		24,592,735

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (13.5%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	1,141	$106,957
Cisco Systems, Inc.	21,060	897,998
F5, Inc.*	307	46,983
Juniper Networks, Inc.	1,638	46,683
Motorola Solutions, Inc.	848	177,741
Nokia OYJ	31,199	145,331
Telefonaktiebolaget LM Ericsson, Class B	16,889	126,054

		1,547,747

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	3,027	194,878
Azbil Corp.	714	18,778
CDW Corp.	685	107,929
Corning, Inc.	3,854	121,440
Halma plc	2,196	54,135
Hamamatsu Photonics KK	811	31,533
Hexagon AB, Class B	11,447	119,028
Hirose Electric Co. Ltd.	187	24,694
Ibiden Co. Ltd.	611	17,076
Keyence Corp.	1,149	393,222
Keysight Technologies, Inc.*	923	127,236
Kyocera Corp.	1,946	104,162
Murata Manufacturing Co. Ltd.	3,405	184,417
Omron Corp.	1,074	54,616
Shimadzu Corp.	1,370	43,361
TDK Corp.	2,249	69,553
TE Connectivity Ltd.	1,633	184,774
Teledyne Technologies, Inc.*	237	88,901
Trimble, Inc.*	1,268	73,836
Venture Corp. Ltd.	1,602	19,204
Yokogawa Electric Corp.	1,321	21,673
Zebra Technologies Corp., Class A*	266	78,191

		2,132,637

IT Services (2.2%)
Accenture plc, Class A	3,211	891,534
Adyen NV (m)*	128	188,162
Akamai Technologies, Inc.*	813	74,251
Amadeus IT Group SA*	2,685	150,855
Automatic Data Processing, Inc.	2,118	444,865
Bechtle AG	474	19,381
Broadridge Financial Solutions, Inc.	594	84,675
Capgemini SE	950	164,283
Cognizant Technology Solutions Corp., Class A	2,642	178,309
Computershare Ltd.	3,144	53,513
DXC Technology Co.*	1,239	37,554
Edenred	1,444	68,425
EPAM Systems, Inc.*	290	85,486
Fidelity National Information Services, Inc.	3,096	283,810
Fiserv, Inc.*	2,949	262,373
FleetCor Technologies, Inc.*	392	82,363
Fujitsu Ltd.	1,180	147,703
Gartner, Inc.*	408	98,667
Global Payments, Inc.	1,427	157,883
GMO Payment Gateway, Inc.	243	17,131
International Business Machines Corp.	4,560	643,826
Itochu Techno-Solutions Corp.	555	13,533
Jack Henry & Associates, Inc.	369	66,427
Mastercard, Inc., Class A	4,354	1,373,600
NEC Corp.	1,421	55,243
Nexi SpA (m)*	2,708	22,550
Nomura Research Institute Ltd.	1,943	51,745
NTT Data Corp.	3,652	50,147
Obic Co. Ltd.	437	61,863
Otsuka Corp.	659	19,467
Paychex, Inc.	1,629	185,494
PayPal Holdings, Inc.*	5,871	410,031
SCSK Corp.	904	15,222
TIS, Inc.	1,329	34,848
VeriSign, Inc.*	483	80,820
Visa, Inc., Class A	8,343	1,642,653
Wix.com Ltd.*	324	21,238
Worldline SA (m)*	1,379	51,013

		8,290,943

Semiconductors & Semiconductor Equipment (2.9%)
Advanced Micro Devices, Inc.*	8,215	628,201
Advantest Corp.	1,154	61,317
Analog Devices, Inc.	2,653	387,577
Applied Materials, Inc.	4,478	407,408
ASM International NV	285	71,973
ASML Holding NV	2,391	1,153,963
Broadcom, Inc.	2,070	1,005,627
Disco Corp.	187	44,051
Enphase Energy, Inc.*	685	133,739
Infineon Technologies AG	7,725	186,908
Intel Corp.	20,730	775,509
KLA Corp.	757	241,544
Lam Research Corp.	703	299,584
Lasertec Corp. (x)	474	55,966
Microchip Technology, Inc.	2,819	163,728
Micron Technology, Inc.	5,661	312,940
Monolithic Power Systems, Inc.	222	85,257
NVIDIA Corp.	12,694	1,924,284
NXP Semiconductors NV	1,331	197,028
ON Semiconductor Corp.*	2,203	110,833
Qorvo, Inc.*	550	51,876
QUALCOMM, Inc.	5,678	725,308
Renesas Electronics Corp.*	7,270	65,589
Rohm Co. Ltd.	506	35,042
Skyworks Solutions, Inc.	816	75,594
SolarEdge Technologies, Inc.*	281	76,904
STMicroelectronics NV	4,080	129,715
SUMCO Corp. (x)	1,925	24,770
Teradyne, Inc.	812	72,715
Texas Instruments, Inc.	4,675	718,314
Tokyo Electron Ltd.	887	287,710
Tower Semiconductor Ltd.*	642	29,993

		10,540,967

Software (4.3%)
Adobe, Inc.*	2,395	876,714
ANSYS, Inc.*	441	105,527
Autodesk, Inc.*	1,103	189,672
AVEVA Group plc	697	19,046
Cadence Design Systems, Inc.*	1,398	209,742
Ceridian HCM Holding, Inc.*	694	32,674
Check Point Software Technologies Ltd.*	614	74,773

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Citrix Systems, Inc.	632	$61,411
CyberArk Software Ltd.*	267	34,165
Dassault Systemes SE	3,970	147,102
Fortinet, Inc.*	3,375	190,958
Intuit, Inc.	1,434	552,721
Microsoft Corp.	37,915	9,737,709
Nemetschek SE	334	20,216
Nice Ltd.*	391	75,347
NortonLifeLock, Inc.	2,950	64,782
Oracle Corp.	222	12,821
Oracle Corp. (Moscow Stock Exchange)	7,981	557,632
Paycom Software, Inc.*	244	68,349
PTC, Inc.*	534	56,786
Roper Technologies, Inc.	537	211,927
Sage Group plc (The)	5,539	42,840
Salesforce, Inc.*	5,037	831,306
SAP SE	6,142	559,553
ServiceNow, Inc.*	1,016	483,128
Sinch AB (m)(x)*	3,022	9,799
Synopsys, Inc.*	776	235,671
Temenos AG (Registered)	388	33,115
Trend Micro, Inc.	773	37,626
Tyler Technologies, Inc.*	210	69,821
WiseTech Global Ltd.	846	21,944
Xero Ltd.*	854	45,439

		15,670,316

Technology Hardware, Storage & Peripherals (3.1%)
Apple, Inc.	77,948	10,657,050
Brother Industries Ltd.	1,365	24,016
Canon, Inc. (x)	5,788	131,677
FUJIFILM Holdings Corp.	2,178	116,952
Hewlett Packard Enterprise Co.	6,591	87,397
HP, Inc.	5,340	175,045
Logitech International SA (Registered)	1,001	52,114
NetApp, Inc.	1,128	73,591
Ricoh Co. Ltd.	3,256	25,328
Seagate Technology Holdings plc	1,002	71,583
Seiko Epson Corp.	1,618	22,913
Western Digital Corp.*	1,588	71,190

		11,508,856

Total Information Technology		49,691,466

Materials (2.8%)
Chemicals (1.5%)
Air Liquide SA	3,078	416,028
Air Products and Chemicals, Inc.	1,124	270,300
Akzo Nobel NV	1,084	71,618
Albemarle Corp.	594	124,134
Arkema SA	355	31,993
Asahi Kasei Corp.	7,259	55,474
BASF SE	5,406	235,248
Celanese Corp.	549	64,568
CF Industries Holdings, Inc.	1,058	90,702
Chr Hansen Holding A/S	610	44,504
Clariant AG (Registered)*	1,248	23,795
Corteva, Inc.	3,669	198,640
Covestro AG (m)	1,118	38,640
Croda International plc	866	68,293
Dow, Inc.	3,691	190,492
DuPont de Nemours, Inc.	2,578	143,285
Eastman Chemical Co.	653	58,620
Ecolab, Inc.	1,260	193,738
EMS-Chemie Holding AG (Registered)	46	34,270
Evonik Industries AG	1,213	25,898
FMC Corp.	638	68,272
Givaudan SA (Registered)	55	194,382
ICL Group Ltd.	3,643	33,268
International Flavors & Fragrances, Inc.	1,292	153,903
Johnson Matthey plc	1,120	26,285
JSR Corp.	1,010	26,231
Koninklijke DSM NV	1,039	150,092
Linde plc	2,551	733,489
LyondellBasell Industries NV, Class A	1,312	114,748
Mitsubishi Chemical Group Corp.	7,408	40,163
Mitsui Chemicals, Inc.	1,065	22,707
Mosaic Co. (The)	1,835	86,667
Nippon Paint Holdings Co. Ltd. (x)	4,801	35,822
Nippon Sanso Holdings Corp.	877	13,992
Nissan Chemical Corp.	792	36,528
Nitto Denko Corp.	894	57,909
Novozymes A/S, Class B	1,270	76,476
OCI NV	620	20,444
Orica Ltd.	2,358	25,620
PPG Industries, Inc.	1,197	136,865
Sherwin-Williams Co. (The)	1,213	271,603
Shin-Etsu Chemical Co. Ltd.	2,206	249,034
Sika AG (Registered)	856	197,475
Solvay SA	480	38,942
Sumitomo Chemical Co. Ltd.	8,621	33,654
Symrise AG	788	85,758
Toray Industries, Inc.	8,024	45,050
Tosoh Corp.	1,504	18,692
Umicore SA	1,252	43,764
Yara International ASA	958	40,204

		5,458,279

Construction Materials (0.2%)
CRH plc	4,507	156,001
HeidelbergCement AG	861	41,361
Holcim AG*	3,260	139,635
James Hardie Industries plc (CHDI)	2,575	56,402
Martin Marietta Materials, Inc.	316	94,560
Vulcan Materials Co.	674	95,775

		583,734

Containers & Packaging (0.1%)
Amcor plc	7,618	94,692
Avery Dennison Corp.	414	67,014
Ball Corp.	1,621	111,476
International Paper Co.	1,879	78,599
Packaging Corp. of America	475	65,312
Sealed Air Corp.	741	42,771
Smurfit Kappa Group plc	1,424	48,052
Westrock Co.	1,292	51,473

		559,389

Metals & Mining (0.9%)
Anglo American plc	7,465	266,537
Antofagasta plc	2,282	32,089
ArcelorMittal SA	3,540	80,381

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
BHP Group Ltd.	29,772	$857,512
BlueScope Steel Ltd.	2,872	31,508
Boliden AB	1,582	50,320
Evolution Mining Ltd.	10,605	17,057
Fortescue Metals Group Ltd.	9,799	120,533
Freeport-McMoRan, Inc.	7,347	214,973
Glencore plc*	58,156	315,140
Hitachi Metals Ltd.*	1,241	18,765
JFE Holdings, Inc.	2,844	29,915
Mineral Resources Ltd.	984	33,294
Newcrest Mining Ltd.	5,172	73,546
Newmont Corp.	4,023	240,052
Nippon Steel Corp.	4,650	64,903
Norsk Hydro ASA	7,782	43,869
Northern Star Resources Ltd.	6,400	29,514
Nucor Corp.	1,349	140,849
Rio Tinto Ltd.	2,212	158,461
Rio Tinto plc	6,632	396,561
South32 Ltd.	27,097	74,801
Sumitomo Metal Mining Co. Ltd.	1,430	44,814
voestalpine AG	671	14,279

		3,349,673

Paper & Forest Products (0.1%)
Holmen AB, Class B (x)	552	22,410
Mondi plc	2,809	49,830
Oji Holdings Corp.	4,695	20,355
Stora Enso OYJ, Class R	3,114	48,894
Svenska Cellulosa AB SCA, Class B	3,506	52,418
UPM-Kymmene OYJ	3,088	94,458

		288,365

Total Materials		10,239,440

Real Estate (1.9%)
Equity Real Estate Investment Trusts (REITs) (1.5%)
Alexandria Real Estate Equities, Inc. (REIT)	753	109,208
American Tower Corp. (REIT)	2,356	602,170
Ascendas REIT (REIT)	19,419	39,857
AvalonBay Communities, Inc. (REIT)	709	137,723
Boston Properties, Inc. (REIT)	723	64,333
British Land Co. plc (The) (REIT)	5,094	27,750
Camden Property Trust (REIT)	540	72,619
CapitaLand Integrated Commercial Trust (REIT)	28,116	43,950
Covivio (REIT)	301	16,861
Crown Castle International Corp. (REIT)	2,195	369,594
Daiwa House REIT Investment Corp. (REIT)	14	31,735
Dexus (REIT)	6,223	38,103
Digital Realty Trust, Inc. (REIT)	1,443	187,345
Duke Realty Corp. (REIT)	1,949	107,098
Equinix, Inc. (REIT)	461	302,886
Equity Residential (REIT)	1,735	125,302
Essex Property Trust, Inc. (REIT)	331	86,560
Extra Space Storage, Inc. (REIT)	681	115,852
Federal Realty OP LP (REIT)	362	34,658
Gecina SA (REIT)	265	24,929
GLP J-REIT (REIT)	28	34,222
Goodman Group (REIT)	9,621	118,354
GPT Group (The) (REIT)	11,084	32,250
Healthpeak Properties, Inc. (REIT)	2,735	70,864
Host Hotels & Resorts, Inc. (REIT)	3,624	56,824
Iron Mountain, Inc. (REIT)	1,473	71,720
Japan Metropolitan Fund Invest (REIT)	41	31,955
Japan Real Estate Investment Corp. (REIT)	8	36,796
Kimco Realty Corp. (REIT)	3,133	61,939
Klepierre SA (REIT)*	1,176	22,648
Land Securities Group plc (REIT)	4,076	32,971
Link REIT (REIT)	12,105	98,862
Mapletree Commercial Trust (REIT)	12,492	16,469
Mapletree Logistics Trust (REIT)	18,047	21,846
Mid-America Apartment Communities, Inc. (REIT)	585	102,182
Mirvac Group (REIT)	22,814	31,072
Nippon Building Fund, Inc. (REIT)	10	49,757
Nippon Prologis REIT, Inc. (REIT)	14	34,433
Nomura Real Estate Master Fund, Inc. (REIT)	28	34,963
Prologis, Inc. (REIT)	3,753	441,540
Public Storage (REIT)	774	242,007
Realty Income Corp. (REIT)	3,050	208,193
Regency Centers Corp. (REIT)	786	46,618
SBA Communications Corp. (REIT)	547	175,067
Scentre Group (REIT)	30,034	53,633
Segro plc (REIT)	6,945	82,586
Simon Property Group, Inc. (REIT)	1,665	158,042
Stockland (REIT)	13,813	34,429
UDR, Inc. (REIT)	1,517	69,843
Unibail-Rodamco-Westfield (REIT)*	721	36,796
Ventas, Inc. (REIT)	2,026	104,197
VICI Properties, Inc. (REIT)	4,882	145,435
Vicinity Centres (REIT)	22,390	28,379
Vornado Realty Trust (REIT)	807	23,072
Warehouses De Pauw CVA (REIT)	875	27,531
Welltower, Inc. (REIT)	2,301	189,487
Weyerhaeuser Co. (REIT)	3,774	124,995

		5,690,510

Real Estate Management & Development (0.4%)
Aroundtown SA (x)	5,781	18,382
Azrieli Group Ltd.	245	17,244
Capitaland Investment Ltd.	15,267	42,038
CBRE Group, Inc., Class A*	1,657	121,972
City Developments Ltd.	2,367	13,898
CK Asset Holdings Ltd.	11,596	82,138
Daito Trust Construction Co. Ltd.	378	32,598
Daiwa House Industry Co. Ltd.	3,526	82,236
ESR Group Ltd. (m)*	11,510	31,150
Fastighets AB Balder, Class B*	3,648	17,493
Hang Lung Properties Ltd.	11,715	22,235
Henderson Land Development Co. Ltd.	8,404	31,632
Hongkong Land Holdings Ltd.	5,854	29,437
Hulic Co. Ltd. (x)	2,195	17,001
LEG Immobilien SE	472	39,130
Lendlease Corp. Ltd.	3,984	25,067
Mitsubishi Estate Co. Ltd.	6,844	99,385
Mitsui Fudosan Co. Ltd.	5,307	114,201

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
New World Development Co. Ltd.	7,602	$27,441
Nomura Real Estate Holdings, Inc.	686	16,823
Sagax AB, Class B	1,121	20,703
Sino Land Co. Ltd.	19,259	28,442
Sumitomo Realty & Development Co. Ltd.	1,790	47,311
Sun Hung Kai Properties Ltd.	8,521	100,826
Swire Pacific Ltd., Class A	2,881	17,311
Swire Properties Ltd.	6,770	16,831
Swiss Prime Site AG (Registered)	488	42,828
UOL Group Ltd.	2,687	14,244
Vonovia SE	4,111	126,690
Wharf Real Estate Investment Co. Ltd.	9,663	46,068

		1,342,755

Total Real Estate		7,033,265

Utilities (2.1%)
Electric Utilities (1.3%)
Acciona SA (x)	146	26,980
Alliant Energy Corp.	1,272	74,552
American Electric Power Co., Inc.	2,603	249,732
Chubu Electric Power Co., Inc.	3,728	37,539
CK Infrastructure Holdings Ltd.	3,085	18,954
CLP Holdings Ltd.	9,502	78,884
Constellation Energy Corp.	1,656	94,823
Duke Energy Corp.	3,903	418,441
Edison International	1,933	122,243
EDP - Energias de Portugal SA	16,063	75,074
Electricite de France SA	3,159	25,857
Elia Group SA/NV	222	31,492
Endesa SA (x)	1,838	34,684
Enel SpA	47,833	262,909
Entergy Corp.	1,031	116,132
Evergy, Inc.	1,163	75,886
Eversource Energy	1,748	147,654
Exelon Corp.	4,969	225,195
FirstEnergy Corp.	2,894	111,101
Fortum OYJ	2,570	38,611
HK Electric Investments & HK Electric Investments Ltd. (m)	15,339	14,076
Iberdrola SA	33,706	349,761
Kansai Electric Power Co., Inc. (The)	4,074	40,364
Mercury NZ Ltd.	3,941	13,905
NextEra Energy, Inc.	9,959	771,424
NRG Energy, Inc.	1,203	45,918
Origin Energy Ltd.	10,233	40,758
Orsted A/S (m)	1,139	119,100
Pinnacle West Capital Corp.	573	41,898
Power Assets Holdings Ltd.	8,027	50,559
PPL Corp.	3,731	101,222
Red Electrica Corp. SA (x)	2,268	42,940
Southern Co. (The)	5,387	384,147
SSE plc	6,268	123,919
Terna - Rete Elettrica Nazionale	8,141	63,985
Tokyo Electric Power Co. Holdings, Inc.*	8,834	36,928
Verbund AG	394	38,572
Xcel Energy, Inc.	2,761	195,368

		4,741,587

Gas Utilities (0.1%)
APA Group	6,827	53,074
Atmos Energy Corp.	705	79,030
Enagas SA (x)	1,440	31,808
Hong Kong & China Gas Co. Ltd.	64,786	69,794
Naturgy Energy Group SA	855	24,628
Osaka Gas Co. Ltd.	2,170	41,677
Snam SpA	11,668	61,241
Tokyo Gas Co. Ltd.	2,411	49,882

		411,134

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	3,386	71,140
EDP Renovaveis SA	1,667	39,389
Meridian Energy Ltd.	7,413	21,635
RWE AG	3,829	141,122
Uniper SE	529	7,850

		281,136

Multi-Utilities (0.6%)
Ameren Corp.	1,309	118,281
CenterPoint Energy, Inc.	3,191	94,390
CMS Energy Corp.	1,471	99,292
Consolidated Edison, Inc.	1,796	170,800
Dominion Energy, Inc.	4,113	328,259
DTE Energy Co.	982	124,469
E.ON SE	12,991	108,994
Engie SA	10,569	122,668
National Grid plc	20,593	263,905
NiSource, Inc.	2,057	60,661
Public Service Enterprise Group, Inc.	2,531	160,162
Sempra Energy	1,593	239,380
Veolia Environnement SA*	3,970	98,217
WEC Energy Group, Inc.	1,599	160,923

		2,150,401

Water Utilities (0.0%)†
American Water Works Co., Inc.	921	137,017
Severn Trent plc	1,447	47,916
United Utilities Group plc	3,945	49,002

		233,935

Total Utilities		7,818,193

Total Common Stocks (65.8%) (Cost $255,035,883)		242,151,606

EXCHANGE TRADED FUND (ETF):
Equity (3.8%)
SPDR S&P MidCap 400 ETF Trust (x)	33,924	14,027,235

Total Exchange Traded Fund (3.8%) (Cost $12,530,774)		14,027,235

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (20.1%)
U.S. Treasury Bonds
6.000%, 2/15/26	$857,100	943,818
6.125%, 11/15/27	1,054,800	1,213,683

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
5.250%, 11/15/28	$665,600	$749,372
U.S. Treasury Notes
2.500%, 8/15/23	2,283,500	2,272,172
1.375%, 8/31/23	1,265,300	1,242,641
1.375%, 9/30/23	1,820,200	1,786,028
2.750%, 11/15/23	2,249,300	2,243,062
2.125%, 11/30/23	2,121,000	2,097,387
2.250%, 12/31/23	3,055,800	3,024,824
2.500%, 1/31/24	1,880,800	1,867,673
2.750%, 2/15/24	2,534,200	2,526,578
2.125%, 3/31/24	1,521,400	1,499,708
2.250%, 11/15/24	1,497,000	1,472,674
1.500%, 11/30/24	2,334,900	2,254,051
2.000%, 2/15/25	745,400	726,765
0.500%, 3/31/25	623,600	582,531
2.125%, 5/15/25	1,120,900	1,094,416
0.250%, 6/30/25	2,607,300	2,402,790
2.000%, 8/15/25	2,684,200	2,603,292
0.250%, 8/31/25	1,567,100	1,436,345
0.250%, 9/30/25	829,000	758,090
2.250%, 11/15/25	338,700	330,232
0.375%, 12/31/25	966,500	881,629
0.375%, 1/31/26	1,504,700	1,369,512
1.625%, 2/15/26	1,602,600	1,525,099
0.500%, 2/28/26	656,000	598,600
0.750%, 4/30/26	321,000	294,604
0.750%, 5/31/26	2,393,400	2,192,579
1.500%, 8/15/26	2,167,700	2,038,315
0.750%, 8/31/26	660,100	601,658
0.875%, 9/30/26	1,851,600	1,693,346
2.000%, 11/15/26	3,908,200	3,741,491
1.250%, 12/31/26	827,900	766,325
1.500%, 1/31/27	990,600	926,203
2.250%, 2/15/27	1,962,300	1,894,539
1.875%, 2/28/27	497,800	473,251
2.375%, 5/15/27	2,289,900	2,219,772
2.250%, 8/15/27	1,184,300	1,139,056
2.250%, 11/15/27	1,499,700	1,439,946
2.750%, 2/15/28	742,700	730,805
2.875%, 5/15/28	881,000	872,127
2.875%, 8/15/28	137,000	135,569
3.125%, 11/15/28	1,417,600	1,422,805
2.625%, 2/15/29	693,400	676,228
2.375%, 5/15/29	704,000	675,455
1.625%, 8/15/29	522,700	476,800
1.500%, 2/15/30	473,100	425,679
0.625%, 5/15/30	1,183,500	989,240
0.625%, 8/15/30	1,464,800	1,217,386
0.875%, 11/15/30	1,636,700	1,385,185
1.125%, 2/15/31	1,816,200	1,564,770
1.625%, 5/15/31	1,207,500	1,081,845
1.250%, 8/15/31	1,243,400	1,073,404
1.375%, 11/15/31	801,300	697,006
1.875%, 2/15/32	1,709,500	1,552,974

Total U.S. Treasury Obligations		73,901,335

Total Long-Term Debt Securities (20.1%) (Cost $78,835,147)		73,901,335

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (10.2%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	2,000,000	2,000,000
JPMorgan Prime Money Market Fund, IM Shares	35,473,124	35,480,219

Total Investment Companies		37,480,219

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.8%)
Deutsche Bank Securities, Inc., 1.45%, dated 6/30/22, due 7/1/22, repurchase price $4,831,442, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $4,927,873. (xx)	$4,831,248	4,831,248
MetLife, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $1,000,042, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-11/15/47; total market value $1,020,451. (xx)	1,000,000	1,000,000
TD Prime Services LLC, 1.65%, dated 6/30/22, due 7/1/22, repurchase price $667,261, collateralized by various Common Stocks; total market value $739,139. (xx)	667,230	667,230

Total Repurchase Agreements		6,498,478

Total Short-Term Investments (12.0%) (Cost $43,984,882)		43,978,697

Total Investments in Securities (101.7%) (Cost $390,386,686)		374,058,873
Other Assets Less Liabilities (-1.7%)		(6,086,707)

Net Assets (100%)		$367,972,166

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2022, the market value of these securities amounted to $1,256,043 or 0.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $9,880,505. This was collateralized by $1,737,894 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/14/22 – 5/15/52 and by cash of $8,498,478 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository	Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

Country Diversification As a Percentage of Total Net Assets
Australia	1.9%
Austria	0.1
Belgium	0.2
Brazil	0.0	#
Chile	0.0	#
China	0.2
Denmark	0.6
Finland	0.3
France	2.3
Germany	1.7
Hong Kong	0.7
Ireland	0.1
Israel	0.2
Italy	0.4
Japan	4.8
Jordan	0.0	#
Luxembourg	0.0	#
Macau	0.0	#
Netherlands	1.2
New Zealand	0.1
Norway	0.2
Portugal	0.0	#
Singapore	0.3
South Africa	0.1
South Korea	0.0	#
Spain	0.5
Sweden	0.7
Switzerland	1.4
United Kingdom	2.8
United States	80.9
Cash and Other	(1.7)

	100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of June 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	34	9/2022	EUR	1,226,039	8,177
MSCI EAFE E-Mini Index	4	9/2022	USD	371,320	(3,437)
Russell 2000 E-Mini Index	164	9/2022	USD	14,005,600	(1,394,360)
SPI 200 Index	21	9/2022	AUD	2,341,345	(26,788)

					(1,416,408)

Short Contracts
FTSE 100 Index	(34)	9/2022	GBP	(2,947,254)	(13,429)
S&P 500 E-Mini Index	(55)	9/2022	USD	(10,421,125)	305,759
TOPIX Index	(15)	9/2022	JPY	(2,067,917)	83,374
U.S. Treasury 2 Year Note	(49)	9/2022	USD	(10,290,765)	30,306
U.S. Treasury 5 Year Note	(20)	9/2022	USD	(2,245,000)	11,365
U.S. Treasury 10 Year Note	(87)	9/2022	USD	(10,312,219)	72,450

					489,825

					(926,583)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Forward Foreign Currency Contracts outstanding as of June 30, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CHF	654,000	USD	657,730	HSBC Bank plc	7/13/2022	27,652
CHF	809,000	USD	821,592	JPMorgan Chase Bank	7/13/2022	26,227
CHF	6,000,435	USD	6,275,283	Morgan Stanley	7/13/2022	13,078
USD	1,589,444	CHF	1,478,000	HSBC Bank plc	7/13/2022	40,523
USD	7,887,647	CHF	7,330,139	JPMorgan Chase Bank	7/13/2022	205,777
USD	12,201,382	JPY	1,594,344,714	Morgan Stanley	7/15/2022	443,909
AUD	6,761,729	USD	4,660,535	HSBC Bank plc	7/21/2022	7,215
AUD	2,303,539	USD	1,589,486	Morgan Stanley	7/21/2022	690
USD	5,610,445	AUD	7,972,701	HSBC Bank plc	7/21/2022	106,739
USD	1,326,757	AUD	1,851,120	Morgan Stanley	7/21/2022	48,894
EUR	1,152,545	USD	1,205,739	JPMorgan Chase Bank	7/28/2022	3,943
USD	1,964,470	EUR	1,836,147	JPMorgan Chase Bank	7/28/2022	37,295
USD	11,270,044	EUR	10,656,990	Natwest Markets plc	7/28/2022	84,730
GBP	757,000	USD	921,911	HSBC Bank plc	8/25/2022	497
USD	13,744,977	GBP	10,955,158	Bank of America	8/25/2022	396,068
USD	223,766	NZD	346,653	JPMorgan Chase Bank	8/26/2022	7,389
NOK	54,557,481	USD	5,457,740	Bank of America	9/22/2022	91,277
NOK	13,883,737	USD	1,397,038	Morgan Stanley	9/22/2022	15,070
SEK	67,607,037	USD	6,627,300	Bank of America	9/22/2022	4,280

Total unrealized appreciation						1,561,253

USD	4,253,924	CHF	4,224,282	HSBC Bank plc	7/13/2022	(173,057)
USD	1,026,698	CHF	991,002	JPMorgan Chase Bank	7/13/2022	(11,857)
JPY	344,799,194	USD	2,700,671	Bank of America	7/15/2022	(157,954)
JPY	444,048,420	USD	3,501,164	Goldman Sachs International	7/15/2022	(226,535)
JPY	1,556,650,427	USD	12,023,207	HSBC Bank plc	7/15/2022	(543,710)
AUD	5,681,567	USD	4,072,697	JPMorgan Chase Bank	7/21/2022	(150,604)
AUD	3,006,264	USD	2,135,616	Morgan Stanley	7/21/2022	(60,335)
EUR	6,097,053	USD	6,456,976	Citibank NA	7/28/2022	(57,660)
EUR	1,003,172	USD	1,069,034	HSBC Bank plc	7/28/2022	(16,129)
USD	2,662,211	EUR	2,545,152	HSBC Bank plc	7/28/2022	(9,117)
GBP	2,668,024	USD	3,271,318	Morgan Stanley	8/25/2022	(20,319)
NZD	3,522,203	USD	2,212,600	HSBC Bank plc	8/26/2022	(14,073)
NZD	346,653	USD	217,700	JPMorgan Chase Bank	8/26/2022	(1,323)
SEK	3,545,153	USD	349,781	JPMorgan Chase Bank	9/22/2022	(2,037)
USD	406,641	SEK	4,157,415	JPMorgan Chase Bank	9/22/2022	(1,160)

Total unrealized depreciation						(1,445,870)

Net unrealized appreciation						115,383

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$14,488,082	$3,872,522	$—	$18,360,604
Consumer Discretionary	17,045,589	9,113,956	—	26,159,545
Consumer Staples	11,361,029	8,708,338	—	20,069,367
Energy	7,042,778	3,773,886	—	10,816,664
Financials	17,550,742	14,174,828	—	31,725,570
Health Care	24,539,618	11,105,139	—	35,644,757
Industrials	12,704,874	11,887,861	—	24,592,735
Information Technology	43,534,700	6,156,766	—	49,691,466
Materials	4,197,572	6,041,868	—	10,239,440
Real Estate	4,729,345	2,303,920	—	7,033,265
Utilities	5,019,540	2,798,653	—	7,818,193
Exchange Traded Fund	14,027,235	—	—	14,027,235
Forward Currency Contracts	—	1,561,253	—	1,561,253
Futures	511,431	—	—	511,431
Short-Term Investments
Investment Companies	37,480,219	—	—	37,480,219
Repurchase Agreements	—	6,498,478	—	6,498,478
U.S. Treasury Obligations	—	73,901,335	—	73,901,335

Total Assets	$214,232,754	$161,898,803	$—	$376,131,557

Liabilities:
Forward Currency Contracts	$—	$(1,445,870)	$—	$(1,445,870)
Futures	(1,438,014)	—	—	(1,438,014)

Total Liabilities	$(1,438,014)	$(1,445,870)	$—	$(2,883,884)

Total	$212,794,740	$160,452,933	$—	$373,247,673

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$114,121	*
Foreign exchange contracts	Receivables	1,561,253
Equity contracts	Receivables, Net assets – Unrealized appreciation	397,310	*

Total		$2,072,684

	Liability Derivatives
Foreign exchange contracts	Payables	$(1,445,870)
Equity contracts	Payables, Net assets – Unrealized depreciation	(1,438,014	)*

Total		$(2,883,884)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$1,127,890	$—	$1,127,890
Foreign exchange contracts	—	(2,693,890)	(2,693,890)
Equity contracts	(3,710,363)	—	(3,710,363)

Total	$(2,582,473)	$(2,693,890)	$(5,276,363)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$198,218	$—	$198,218
Foreign exchange contracts	—	825,880	825,880
Equity contracts	(2,066,699)	—	(2,066,699)

Total	$(1,868,481)	$825,880	$(1,042,601)

^ This Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $134,743,000 and futures contracts with an average notional balance of approximately $67,766,000 during the six months ended June 30, 2022.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2022:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$491,625	$(157,954)	$—	$333,671
HSBC Bank plc	182,626	(182,626)	—	—
JPMorgan Chase Bank	280,631	(166,981)	—	113,650
Morgan Stanley	521,641	(80,654)	—	440,987
Natwest Markets plc	84,730	—	—	84,730

Total	$1,561,253	$(588,215)	$—	$973,038

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$157,954	$(157,954)	$—	$—
Citibank NA	57,660	—	—	57,660
Goldman Sachs International	226,535	—	—	226,535
HSBC Bank plc	756,086	(182,626)	—	573,460
JPMorgan Chase Bank	166,981	(166,981)	—	—
Morgan Stanley	80,654	(80,654)	—	—

Total	$1,445,870	$(588,215)	$—	$857,655

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$119,293,695
Long-term U.S. government debt securities	8,078,822

$127,372,517

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$81,893,376
Long-term U.S. government debt securities	7,274,668

$89,168,044

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,976,446
Aggregate gross unrealized depreciation	(39,360,351)

Net unrealized depreciation	$(17,383,905)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$390,631,578

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $383,888,208)	$367,560,395
Repurchase Agreements (Cost $6,498,478)	6,498,478
Cash	299,454
Foreign cash (Cost $276,817)	272,457
Unrealized appreciation on forward foreign currency contracts	1,561,253
Due from broker for futures variation margin	1,377,473
Dividends, interest and other receivables	731,022
Receivable for securities sold	546,972
Receivable for Portfolio shares sold	134,074
Securities lending income receivable	5,038
Other assets	4,428

Total assets	378,991,044

LIABILITIES
Payable for return of collateral on securities loaned	8,498,478
Unrealized depreciation on forward foreign currency contracts	1,445,870
Payable for securities purchased	688,015
Investment management fees payable	255,736
Distribution fees payable – Class IB	77,132
Administrative fees payable	37,853
Payable for Portfolio shares redeemed	572
Trustees’ fees payable	182
Accrued expenses	15,040

Total liabilities	11,018,878

NET ASSETS	$367,972,166

Net assets were comprised of:
Paid in capital	$385,567,148
Total distributable earnings (loss)	(17,594,982)

Net assets	$367,972,166

Class IB
Net asset value, offering and redemption price per share, $367,972,166 / 35,932,993 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.24

(x)	Includes value of securities on loan of $9,880,505.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (net of $190,333 foreign withholding tax)	$3,377,333
Interest	382,437
Securities lending (net)	42,884

Total income	3,802,654

EXPENSES
Investment management fees	1,462,565
Distribution fees – Class IB	487,522
Administrative fees	233,751
Recoupment fees	40,444
Professional fees	30,084
Printing and mailing expenses	14,121
Custodian fees	9,281
Trustees’ fees	5,986
Miscellaneous	2,297

Gross expenses	2,286,051
Less: Waiver from investment manager	(11,080)

Net expenses	2,274,971

NET INVESTMENT INCOME (LOSS)	1,527,683

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	6,252,201
Futures contracts	(2,582,473)
Forward foreign currency contracts	(2,693,890)
Foreign currency transactions	(112,946)

Net realized gain (loss)	862,892

Change in unrealized appreciation (depreciation) on:
Investments in securities	(76,615,446)
Futures contracts	(1,868,481)
Forward foreign currency contracts	825,880
Foreign currency translations	2,160

Net change in unrealized appreciation (depreciation)	(77,655,887)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(76,792,995)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(75,265,312)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,527,683	$211,615
Net realized gain (loss)	862,892	20,145,051
Net change in unrealized appreciation (depreciation)	(77,655,887)	32,144,402

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(75,265,312)	52,501,068

Distributions to shareholders:
Class IB	—	(18,304,917)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 3,327,813 and 7,678,975 shares, respectively ]	37,689,878	94,976,517
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,495,191 shares, respectively ]	—	18,304,917
Capital shares repurchased [ (1,144,662) and (1,006,053) shares, respectively ]	(13,043,199)	(11,934,107)

Total Class IB transactions	24,646,679	101,347,327

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	24,646,679	101,347,327

TOTAL INCREASE (DECREASE) IN NET ASSETS	(50,618,633)	135,543,478
NET ASSETS:
Beginning of period	418,590,799	283,047,321

End of period	$367,972,166	$418,590,799

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,								November 13, 2017* to December 31, 2017
Class IB			2021		2020		2019		2018
Net asset value, beginning of period	$12.40		$11.06		$10.92		$9.30		$10.24		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.04		0.01		—	#	0.12		0.18		0.03
Net realized and unrealized gain (loss)	(2.20)		1.91		0.28		1.73		(1.00)		0.24

Total from investment operations	(2.16)		1.92		0.28		1.85		(0.82)		0.27

Less distributions:
Dividends from net investment income	—		(0.02)		(0.06)		(0.08)		(0.11)		(0.03)
Distributions from net realized gains	—		(0.56)		(0.08)		(0.15)		(0.01)		—

Total dividends and distributions	—		(0.58)		(0.14)		(0.23)		(0.12)		(0.03)

Net asset value, end of period	$10.24		$12.40		$11.06		$10.92		$9.30		$10.24

Total return (b)	(17.42)%		17.37%		2.70%		19.86%		(8.07)%		2.73%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$367,972		$418,591		$283,047		$198,981		$82,748		$103
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.17	%(j)	1.10	%(j)	1.11	%(j)	1.09	%(k)	1.05	%(m)	1.13	%(g)(n)
Before waivers and reimbursements (a)(f)	1.17%		1.15%		1.18%		1.19%		1.46%		3.04%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.78%		0.06%		0.03%		1.20%		1.75%		2.07	%(l)
Before waivers and reimbursements (a)(f)(x)	0.78%		0.01%		(0.04)%		1.09%		1.34%		0.16	%(l)
Portfolio turnover rate^	25	%(z)	7%		22%		56%		3%		0	%(z)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	January 1, 2019 to September 10, 2019‡		Year Ended December 31, 2018		November 13, 2017* to December 31, 2017
Net asset value, beginning of period	$9.30		$10.24		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.09		0.14		0.03
Net realized and unrealized gain (loss)	1.13		(0.94)		0.25

Total from investment operations	1.22		(0.80)		0.28

Less distributions:
Dividends from net investment income	—		(0.13)		(0.04)
Distributions from net realized gains	—		(0.01)		—

Total dividends and distributions	—		(0.14)		(0.04)

Net asset value, end of period	$10.52		$9.30		$10.24

Total return (b)	13.12%		(7.83)%		2.76%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$9,379		$10,176
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.83	%(k)	0.81	%(m)	0.88	%(g)(n)
Before waivers and reimbursements (a)(f)	0.94%		1.38%		2.79%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.29%		1.37%		2.33	%(l)
Before waivers and reimbursements (a)(f)(x)	1.19%		0.80%		0.42	%(l)
Portfolio turnover rate^	56%		3%		0	%(z)
*	Commencement of Operations.
#	Per share amount is less than $0.005.
‡	After the close of business on September 10, 2019 operations for Class K ceased and shares were fully redeemed. The shares are no longer operational, but are still registered.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Tax Expense of 0.01%.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.20% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.20% for Class IB and 0.94% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.20% for Class IB and 0.95% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.21% for Class IB and 0.96% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/AB DYNAMIC GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
U.S. Treasury Obligations	32.1%
Information Technology	12.1
Health Care	8.7
Financials	7.7
Consumer Discretionary	6.4
Industrials	6.0
Consumer Staples	4.9
Communication Services	4.5
Exchange Traded Fund	3.4
Energy	2.6
Materials	2.5
Utilities	1.9
Real Estate	1.7
Repurchase Agreements	1.5
Investment Companies	1.2
U.S. Government Agency Securities	0.7
Cash and Other	2.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$838.90	$5.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.12	5.73

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.14%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.5%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc.	68,893	$1,443,997
BT Group plc	78,200	177,451
Cellnex Telecom SA (m)	6,117	238,296
Deutsche Telekom AG (Registered)	36,477	724,238
Elisa OYJ	1,656	93,083
HKT Trust & HKT Ltd.	41,715	56,054
Infrastrutture Wireless Italiane SpA (m)	3,708	37,724
Koninklijke KPN NV	37,106	132,361
Lumen Technologies, Inc.	8,947	97,612
Nippon Telegraph & Telephone Corp.	13,412	385,088
Orange SA	22,452	264,032
Proximus SADP	1,758	25,919
Singapore Telecommunications Ltd.	91,085	165,971
Spark New Zealand Ltd.	20,606	61,766
Swisscom AG (Registered)	295	163,291
Telecom Italia SpA*	109,967	28,814
Telefonica Deutschland Holding AG	11,489	32,998
Telefonica SA*	1,875	9,553
Telefonica SA (SIGMA X MTF Stock Exchange)	58,154	296,398
Telenor ASA	7,722	102,865
Telia Co. AB	29,337	112,401
Telstra Corp. Ltd.	46,233	122,805
United Internet AG (Registered)	1,070	30,534
Verizon Communications, Inc.	40,414	2,051,010

		6,854,261

Entertainment (0.7%)
Activision Blizzard, Inc.	7,524	585,819
Bollore SE	9,758	45,523
Capcom Co. Ltd.	1,943	47,218
Electronic Arts, Inc.	2,706	329,185
Embracer Group AB (x)*	7,189	54,875
Koei Tecmo Holdings Co. Ltd.	691	22,323
Konami Group Corp.	1,102	61,033
Live Nation Entertainment, Inc.*	1,318	108,841
Netflix, Inc.*	4,275	747,569
Nexon Co. Ltd. (x)	5,647	115,701
Nintendo Co. Ltd.	1,247	538,944
Sea Ltd. (ADR)*	4,036	269,847
Square Enix Holdings Co. Ltd.	946	41,930
Take-Two Interactive Software, Inc.*	1,521	186,368
Toho Co. Ltd.	1,235	44,675
Ubisoft Entertainment SA*	1,120	49,472
Universal Music Group NV	8,232	166,321
Walt Disney Co. (The)*	17,529	1,654,738
Warner Bros Discovery, Inc.*	21,252	285,202

		5,355,584

Interactive Media & Services (2.1%)
Adevinta ASA*	2,834	20,628
Alphabet, Inc., Class A*	2,894	6,306,778
Alphabet, Inc., Class C*	2,654	5,805,492
Auto Trader Group plc (m)	9,984	67,514
Kakaku.com, Inc.	1,548	25,563
Match Group, Inc.*	2,748	191,508
Meta Platforms, Inc., Class A*	22,071	3,558,949
REA Group Ltd. (x)	647	49,878
Scout24 SE (m)	966	49,631
SEEK Ltd.	3,706	53,779
Twitter, Inc.*	7,340	274,443
Z Holdings Corp.	29,574	86,521

		16,490,684

Media (0.4%)
Charter Communications, Inc., Class A*	1,115	522,411
Comcast Corp., Class A	43,021	1,688,144
CyberAgent, Inc.	4,464	44,498
Dentsu Group, Inc. (x)	2,387	71,749
DISH Network Corp., Class A*	2,413	43,265
Fox Corp., Class A	2,999	96,448
Fox Corp., Class B	1,391	41,312
Hakuhodo DY Holdings, Inc.	2,579	23,690
Informa plc*	16,588	106,901
Interpublic Group of Cos., Inc. (The)	3,788	104,284
News Corp., Class A	3,738	58,238
News Corp., Class B	1,158	18,401
Omnicom Group, Inc.	1,980	125,948
Paramount Global, Class B	5,855	144,501
Pearson plc	7,669	70,048
Publicis Groupe SA*	2,599	128,309
Vivendi SE	8,109	82,757
WPP plc	12,796	128,590

		3,499,494

Wireless Telecommunication Services (0.4%)
KDDI Corp.	18,153	574,027
SoftBank Corp.	32,325	358,775
SoftBank Group Corp.	13,574	524,585
Tele2 AB, Class B	6,388	72,784
T-Mobile US, Inc.*	5,670	762,842
Vodafone Group plc	302,303	466,346

		2,759,359

Total Communication Services		34,959,382

Consumer Discretionary (6.4%)
Auto Components (0.2%)
Aisin Corp.	1,626	50,378
Aptiv plc*	2,607	232,206
BorgWarner, Inc.	2,305	76,918
Bridgestone Corp.	6,436	234,959
Cie Generale des Etablissements Michelin SCA	7,628	209,748
Continental AG	1,281	89,269
Denso Corp.	4,940	262,768
Koito Manufacturing Co. Ltd.	1,153	36,628
Sumitomo Electric Industries Ltd.	7,873	87,071
Valeo	2,301	45,037

		1,324,982

Automobiles (1.4%)
Bayerische Motoren Werke AG	3,766	289,933
Bayerische Motoren Werke AG (Preference) (q)	648	45,906
Ferrari NV	1,441	265,780
Ford Motor Co.	38,002	422,962
General Motors Co.*	14,031	445,625

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Honda Motor Co. Ltd.	18,393	$444,918
Isuzu Motors Ltd.	6,435	70,948
Mazda Motor Corp.	6,275	51,386
Mercedes-Benz Group AG	9,031	522,623
Nissan Motor Co. Ltd.	25,619	99,855
Porsche Automobil Holding SE (Preference) (q)	1,750	115,759
Renault SA*	2,121	53,678
Stellantis NV (Euronext Paris)	9,499	118,979
Stellantis NV (Italian Stock Exchange)	15,180	189,046
Subaru Corp.	6,791	120,810
Suzuki Motor Corp.	4,239	133,370
Tesla, Inc.*	8,076	5,438,540
Toyota Motor Corp.	119,349	1,838,058
Volkswagen AG	333	60,687
Volkswagen AG (Preference) (q)	2,106	281,225
Volvo Car AB, Class B (x)*	6,706	44,524
Yamaha Motor Co. Ltd. (x)	3,285	60,242

		11,114,854

Distributors (0.1%)
D’ieteren Group	281	41,167
Genuine Parts Co.	1,363	181,279
LKQ Corp.	2,504	122,922
Pool Corp.	386	135,575

		480,943

Diversified Consumer Services (0.0%)†
IDP Education Ltd. (x)	2,303	37,808

Hotels, Restaurants & Leisure (1.0%)
Accor SA*	1,878	51,577
Aristocrat Leisure Ltd.	6,860	162,922
Booking Holdings, Inc.*	391	683,855
Caesars Entertainment, Inc.*	2,063	79,013
Carnival Corp. (x)*	7,810	67,557
Chipotle Mexican Grill, Inc.*	269	351,653
Compass Group plc	20,146	412,446
Darden Restaurants, Inc.	1,200	135,744
Domino’s Pizza Enterprises Ltd.	669	31,375
Domino’s Pizza, Inc.	347	135,229
Entain plc*	6,462	98,055
Evolution AB (m)	2,058	187,379
Expedia Group, Inc.*	1,459	138,357
Flutter Entertainment plc (x)*	1,877	190,022
Galaxy Entertainment Group Ltd.	23,994	143,581
Genting Singapore Ltd.	66,727	34,636
Hilton Worldwide Holdings, Inc.	2,678	298,436
InterContinental Hotels Group plc	2,100	111,336
La Francaise des Jeux SAEM (m)	1,188	41,387
Las Vegas Sands Corp.*	3,309	111,149
Lottery Corp. Ltd. (The)*	24,518	76,494
Marriott International, Inc., Class A	2,646	359,883
McDonald’s Corp.	7,117	1,757,045
McDonald’s Holdings Co. Japan Ltd.	1,006	36,624
MGM Resorts International	3,403	98,517
Norwegian Cruise Line Holdings Ltd. (x)*	4,033	44,847
Oriental Land Co. Ltd.	2,270	316,137
Penn National Gaming, Inc.*	1,573	47,851
Royal Caribbean Cruises Ltd.*	2,159	75,371
Sands China Ltd.*	26,793	65,425
Sodexo SA	1,043	74,010
Starbucks Corp.	11,037	843,116
Whitbread plc	2,229	67,340
Wynn Resorts Ltd.*	1,016	57,892
Yum! Brands, Inc.	2,744	311,472

		7,697,733

Household Durables (0.4%)
Barratt Developments plc	11,249	62,703
Berkeley Group Holdings plc*	1,240	56,262
DR Horton, Inc.	3,083	204,064
Electrolux AB, Class B (x)	2,489	33,525
Garmin Ltd.	1,468	144,231
Iida Group Holdings Co. Ltd.	1,624	25,015
Lennar Corp., Class A	2,489	175,649
Mohawk Industries, Inc.*	495	61,424
Newell Brands, Inc.	3,542	67,440
NVR, Inc.*	30	120,124
Open House Group Co. Ltd.	904	36,007
Panasonic Holdings Corp.	24,373	197,167
Persimmon plc	3,521	79,926
PulteGroup, Inc.	2,287	90,634
SEB SA	306	29,523
Sekisui Chemical Co. Ltd.	4,162	57,014
Sekisui House Ltd.	6,800	119,011
Sharp Corp.	2,363	18,288
Sony Group Corp.	14,193	1,159,906
Taylor Wimpey plc	40,244	57,207
Whirlpool Corp.	541	83,785

		2,878,905

Internet & Direct Marketing Retail (1.3%)
Amazon.com, Inc.*	84,204	8,943,307
Delivery Hero SE (m)(x)*	1,788	67,024
eBay, Inc.	5,387	224,476
Etsy, Inc.*	1,223	89,536
Just Eat Takeaway.com NV (m)*	1,990	31,820
Prosus NV*	9,335	616,934
Rakuten Group, Inc.	9,581	43,261
Zalando SE (m)*	437	11,430
Zalando SE (Bulgaria Stock Exchange) (m)*	2,142	56,024
ZOZO, Inc.	1,375	24,805

		10,108,617

Leisure Products (0.0%)†
Bandai Namco Holdings, Inc.	2,280	161,088
Hasbro, Inc.	1,261	103,251
Shimano, Inc.	847	143,277
Yamaha Corp.	1,604	66,022

		473,638

Multiline Retail (0.3%)
Dollar General Corp.	2,202	540,459
Dollar Tree, Inc.*	2,166	337,571
Next plc	1,533	109,454
Pan Pacific International Holdings Corp. (x)	4,190	66,900
Target Corp.	4,450	628,473
Wesfarmers Ltd.	12,811	370,806

		2,053,663

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Specialty Retail (0.9%)
Advance Auto Parts, Inc.	588	$101,777
AutoZone, Inc.*	191	410,482
Bath & Body Works, Inc.	2,295	61,781
Best Buy Co., Inc.	1,948	126,990
CarMax, Inc.*	1,545	139,792
Chow Tai Fook Jewellery Group Ltd.*	22,000	41,394
Fast Retailing Co. Ltd.	665	347,755
H & M Hennes & Mauritz AB, Class B (x)	8,060	96,362
Hikari Tsushin, Inc.	246	25,237
Home Depot, Inc. (The)	9,944	2,727,341
Industria de Diseno Textil SA	12,276	278,020
JD Sports Fashion plc*	28,463	40,031
Kingfisher plc	22,022	65,497
Lowe’s Cos., Inc.	6,362	1,111,251
Nitori Holdings Co. Ltd.	934	88,668
O’Reilly Automotive, Inc.*	632	399,272
Ross Stores, Inc.	3,382	237,518
TJX Cos., Inc. (The)	11,302	631,217
Tractor Supply Co.	1,077	208,776
Ulta Beauty, Inc.*	503	193,896
USS Co. Ltd.	2,419	41,815

		7,374,872

Textiles, Apparel & Luxury Goods (0.8%)
adidas AG	1,946	344,172
Burberry Group plc	4,468	89,383
Cie Financiere Richemont SA (Registered)	5,895	627,794
EssilorLuxottica SA	3,260	493,101
Hermes International	359	405,573
Kering SA	846	439,547
LVMH Moet Hennessy Louis Vuitton SE	3,125	1,928,541
Moncler SpA	2,376	102,639
NIKE, Inc., Class B	12,210	1,247,862
Pandora A/S	1,069	67,554
Puma SE	1,232	81,136
PVH Corp.	650	36,985
Ralph Lauren Corp.	445	39,894
Swatch Group AG (The)	340	80,678
Swatch Group AG (The) (Registered)	613	27,237
Tapestry, Inc.	2,423	73,950
VF Corp.	3,106	137,192

		6,223,238

Total Consumer Discretionary		49,769,253

Consumer Staples (4.9%)
Beverages (1.2%)
Anheuser-Busch InBev SA/NV	9,800	528,637
Asahi Group Holdings Ltd.	5,171	169,499
Brown-Forman Corp., Class B	1,759	123,411
Budweiser Brewing Co. APAC Ltd. (m)	19,000	56,988
Carlsberg A/S, Class B	1,143	145,802
Coca-Cola Co. (The)	37,545	2,361,956
Coca-Cola Europacific Partners plc	2,358	121,696
Coca-Cola HBC AG*	2,215	49,182
Constellation Brands, Inc., Class A	1,566	364,972
Davide Campari-Milano NV	5,768	60,902
Diageo plc	26,119	1,126,821
Heineken Holding NV	1,135	83,018
Heineken NV	2,912	266,686
Ito En Ltd.	591	26,462
Keurig Dr Pepper, Inc.	7,099	251,234
Kirin Holdings Co. Ltd. (x)	9,078	143,071
Molson Coors Beverage Co., Class B	1,812	98,772
Monster Beverage Corp.*	3,619	335,481
PepsiCo, Inc.	13,306	2,217,578
Pernod Ricard SA	2,363	437,712
Remy Cointreau SA	283	49,838
Suntory Beverage & Food Ltd. (x)	1,534	58,024
Treasury Wine Estates Ltd. (x)	7,966	62,368

		9,140,110

Food & Staples Retailing (0.9%)
Aeon Co. Ltd.	7,217	125,282
Carrefour SA	6,930	122,959
Coles Group Ltd.	14,721	181,048
Costco Wholesale Corp.	4,265	2,044,129
Endeavour Group Ltd.	14,964	78,218
HelloFresh SE*	1,823	58,990
J Sainsbury plc	19,299	47,940
Jeronimo Martins SGPS SA	3,125	67,923
Kesko OYJ, Class B	3,014	71,151
Kobe Bussan Co. Ltd.	1,728	42,300
Koninklijke Ahold Delhaize NV	11,707	305,105
Kroger Co. (The)	6,313	298,794
Ocado Group plc*	5,385	51,214
Seven & i Holdings Co. Ltd.	8,549	331,398
Sysco Corp.	4,903	415,333
Tesco plc	85,771	266,778
Walgreens Boots Alliance, Inc.	6,899	261,472
Walmart, Inc.	13,510	1,642,546
Welcia Holdings Co. Ltd.	1,041	20,858
Woolworths Group Ltd.	13,611	334,360

		6,767,798

Food Products (1.2%)
Ajinomoto Co., Inc.	5,151	125,346
Archer-Daniels-Midland Co.	5,415	420,204
Associated British Foods plc	3,931	75,992
Barry Callebaut AG (Registered)	43	96,305
Campbell Soup Co.	1,945	93,457
Chocoladefabriken Lindt & Spruengli AG	13	132,225
Chocoladefabriken Lindt & Spruengli AG (Registered)	2	209,701
Conagra Brands, Inc.	4,618	158,120
Danone SA	7,379	414,691
General Mills, Inc.	5,795	437,233
Hershey Co. (The)	1,405	302,300
Hormel Foods Corp.	2,727	129,151
J M Smucker Co. (The)	1,044	133,642
JDE Peet’s NV	1,112	31,746
Kellogg Co.	2,439	173,998
Kerry Group plc (London Stock Exchange), Class A	1,404	136,186
Kerry Group plc (Turquoise Stock Exchange), Class A	399	38,222
Kikkoman Corp.	1,702	90,397
Kraft Heinz Co. (The)	6,831	260,534
Lamb Weston Holdings, Inc.	1,390	99,329

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
McCormick & Co., Inc. (Non-Voting)	2,408	$200,466
Meiji Holdings Co. Ltd.	1,348	66,181
Mondelez International, Inc., Class A	13,318	826,915
Mowi ASA	4,656	106,225
Nestle SA (Registered)	31,681	3,716,852
Nisshin Seifun Group, Inc.	2,183	25,559
Nissin Foods Holdings Co. Ltd.	704	48,602
Orkla ASA	8,289	66,348
Salmar ASA	663	46,777
Tyson Foods, Inc., Class A	2,806	241,484
WH Group Ltd. (m)	92,015	71,191
Wilmar International Ltd.	21,161	61,571
Yakult Honsha Co. Ltd.	1,509	87,115

		9,124,065

Household Products (0.7%)
Church & Dwight Co., Inc.	2,336	216,454
Clorox Co. (The)	1,184	166,920
Colgate-Palmolive Co.	8,064	646,249
Essity AB, Class B	6,913	180,490
Henkel AG & Co. KGaA	1,223	74,846
Henkel AG & Co. KGaA (Preference) (q)	2,044	125,910
Kimberly-Clark Corp.	3,242	438,156
Procter & Gamble Co. (The)	23,089	3,319,967
Reckitt Benckiser Group plc	8,072	606,296
Unicharm Corp.	4,599	153,977

		5,929,265

Personal Products (0.4%)
Beiersdorf AG	1,164	118,902
Estee Lauder Cos., Inc. (The), Class A	2,231	568,169
Kao Corp.	5,366	216,554
Kobayashi Pharmaceutical Co. Ltd. (x)	589	36,316
Kose Corp. (x)	368	33,508
L’Oreal SA	2,712	937,016
Shiseido Co. Ltd.	4,522	181,680
Unilever plc (Cboe Europe)	13,364	608,422
Unilever plc (London Stock Exchange)	15,458	703,558

		3,404,125

Tobacco (0.5%)
Altria Group, Inc.	17,423	727,759
British American Tobacco plc	24,502	1,050,094
Imperial Brands plc	10,161	227,108
Japan Tobacco, Inc. (x)	13,514	233,748
Philip Morris International, Inc.	14,917	1,472,904
Swedish Match AB	17,437	178,052

		3,889,665

Total Consumer Staples		38,255,028

Energy (2.6%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	9,001	259,859
Halliburton Co.	8,680	272,205
Schlumberger NV	13,602	486,407
Tenaris SA	5,211	66,948

		1,085,419

Oil, Gas & Consumable Fuels (2.5%)
Aker BP ASA (x)	1,391	48,067
Ampol Ltd.	2,629	61,783
APA Corp.	3,255	113,599
BP plc	219,152	1,032,181
Chevron Corp.	18,908	2,737,500
ConocoPhillips	12,447	1,117,865
Coterra Energy, Inc.	7,754	199,976
Devon Energy Corp.	5,907	325,535
Diamondback Energy, Inc.	1,606	194,567
ENEOS Holdings, Inc.	33,867	127,848
Eni SpA	28,405	337,445
EOG Resources, Inc.	5,636	622,440
Equinor ASA	11,066	384,936
Exxon Mobil Corp.	40,539	3,471,760
Galp Energia SGPS SA, Class B	5,532	64,846
Hess Corp.	2,666	282,436
Idemitsu Kosan Co. Ltd.	2,301	55,272
Inpex Corp. (x)	11,297	121,924
Kinder Morgan, Inc.	18,766	314,518
Marathon Oil Corp.	6,810	153,089
Marathon Petroleum Corp.	5,206	427,985
Neste OYJ	4,781	211,843
Occidental Petroleum Corp.	8,568	504,484
OMV AG	1,713	80,446
ONEOK, Inc.	4,298	238,539
Phillips 66	4,630	379,614
Pioneer Natural Resources Co.	2,165	482,968
Repsol SA (x)	16,330	240,457
Santos Ltd.	35,509	181,023
Shell plc	85,628	2,234,504
TotalEnergies SE	27,902	1,470,769
Valero Energy Corp.	3,927	417,362
Washington H Soul Pattinson & Co. Ltd.	2,389	38,838
Williams Cos., Inc. (The)	11,721	365,812
Woodside Energy Group Ltd. (ASE Stock Exchange)	16,855	369,113
Woodside Energy Group Ltd. (London Stock Exchange)	4,212	89,214

		19,500,558

Total Energy		20,585,977

Financials (7.7%)
Banks (3.2%)
ABN AMRO Bank NV (CVA) (m)	4,668	52,481
Australia & New Zealand Banking Group Ltd.	31,452	478,541
Banco Bilbao Vizcaya Argentaria SA	75,042	340,591
Banco Santander SA	195,157	550,333
Bank Hapoalim BM	14,289	120,091
Bank Leumi Le-Israel BM	16,034	143,486
Bank of America Corp.	68,230	2,124,000
Barclays plc	188,583	353,057
BNP Paribas SA	12,500	595,162
BOC Hong Kong Holdings Ltd.	40,761	161,331
CaixaBank SA	48,927	170,264
Chiba Bank Ltd. (The)	5,850	31,981
Citigroup, Inc.	18,688	859,461
Citizens Financial Group, Inc.	4,720	168,457
Comerica, Inc.	1,258	92,312
Commerzbank AG*	11,980	83,938
Commonwealth Bank of Australia	19,205	1,198,813

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Concordia Financial Group Ltd.	12,014	$41,634
Credit Agricole SA	13,649	125,031
Danske Bank A/S	7,612	107,885
DBS Group Holdings Ltd.	20,385	436,329
DNB Bank ASA	10,517	189,276
Erste Group Bank AG	3,954	100,437
Fifth Third Bancorp	6,602	221,827
FinecoBank Banca Fineco SpA	6,731	81,140
First Republic Bank	1,727	249,033
Hang Seng Bank Ltd. (x)	8,436	149,052
HSBC Holdings plc	227,924	1,486,939
Huntington Bancshares, Inc.	13,850	166,615
ING Groep NV	43,937	436,054
Intesa Sanpaolo SpA	185,875	349,481
Israel Discount Bank Ltd., Class A	13,801	72,256
Japan Post Bank Co. Ltd.	4,469	34,759
JPMorgan Chase & Co.	28,264	3,182,809
KBC Group NV	2,832	159,086
KeyCorp	8,973	154,605
Lloyds Banking Group plc	792,210	408,633
M&T Bank Corp.	1,727	275,267
Mediobanca Banca di Credito Finanziario SpA	6,368	55,434
Mitsubishi UFJ Financial Group, Inc.	134,531	719,807
Mizrahi Tefahot Bank Ltd.	1,732	57,629
Mizuho Financial Group, Inc.	27,148	308,707
National Australia Bank Ltd.	36,286	686,242
NatWest Group plc	61,900	164,664
Nordea Bank Abp (Aquis Stock Exchange)	403	3,550
Nordea Bank Abp (Turquoise Stock Exchange)	36,837	324,411
Oversea-Chinese Banking Corp. Ltd.	38,107	312,903
PNC Financial Services Group, Inc. (The)	3,980	627,925
Regions Financial Corp.	8,993	168,619
Resona Holdings, Inc.	24,319	91,108
Shizuoka Bank Ltd. (The)	4,926	29,598
Signature Bank	606	108,601
Skandinaviska Enskilda Banken AB, Class A	17,961	176,487
Societe Generale SA	8,947	196,221
Standard Chartered plc	29,200	220,163
Sumitomo Mitsui Financial Group, Inc.	14,738	437,704
Sumitomo Mitsui Trust Holdings, Inc.	3,893	119,944
SVB Financial Group*	566	223,564
Svenska Handelsbanken AB, Class A	16,097	137,682
Swedbank AB, Class A	9,994	126,444
Truist Financial Corp.	12,813	607,721
UniCredit SpA	23,800	228,218
United Overseas Bank Ltd.	13,258	251,002
US Bancorp	13,011	598,766
Wells Fargo & Co.	36,475	1,428,726
Westpac Banking Corp.	39,403	530,655
Zions Bancorp NA	1,457	74,161

		24,969,103

Capital Markets (1.7%)
3i Group plc	10,740	145,094
abrdn plc	24,067	46,892
Ameriprise Financial, Inc.	1,058	251,465
Amundi SA (m)	672	37,199
ASX Ltd.	2,219	125,235
Bank of New York Mellon Corp. (The)	7,152	298,310
BlackRock, Inc.	1,370	834,385
Cboe Global Markets, Inc.	1,022	115,680
Charles Schwab Corp. (The)	14,513	916,931
CME Group, Inc.	3,459	708,057
Credit Suisse Group AG (Registered)	29,254	166,573
Daiwa Securities Group, Inc.	14,907	66,611
Deutsche Bank AG (Registered)	23,260	202,677
Deutsche Boerse AG	2,156	360,600
EQT AB (x)	3,265	67,872
Euronext NV (m)	1,006	82,425
FactSet Research Systems, Inc.	365	140,368
Franklin Resources, Inc. (x)	2,694	62,797
Futu Holdings Ltd. (ADR) (x)*	738	38,531
Goldman Sachs Group, Inc. (The)	3,305	981,651
Hargreaves Lansdown plc	3,926	37,691
Hong Kong Exchanges & Clearing Ltd.	13,555	676,641
Intercontinental Exchange, Inc.	5,372	505,183
Invesco Ltd.	3,240	52,261
Japan Exchange Group, Inc.	5,623	81,208
Julius Baer Group Ltd.	2,542	117,441
London Stock Exchange Group plc	3,745	348,132
Lundin Energy MergerCo AB*	2,316	89,883
Macquarie Group Ltd.	4,102	466,207
MarketAxess Holdings, Inc.	363	92,932
Moody’s Corp.	1,545	420,194
Morgan Stanley	13,467	1,024,300
MSCI, Inc.	781	321,889
Nasdaq, Inc.	1,109	169,167
Nomura Holdings, Inc.	32,613	119,285
Northern Trust Corp.	2,005	193,442
Partners Group Holding AG	260	234,548
Raymond James Financial, Inc.	1,871	167,286
S&P Global, Inc.	3,340	1,125,780
SBI Holdings, Inc.	2,700	52,876
Schroders plc	1,372	44,675
Singapore Exchange Ltd.	9,648	65,769
St James’s Place plc	5,957	80,062
State Street Corp.	3,533	217,809
T. Rowe Price Group, Inc.	2,187	248,465
UBS Group AG (Registered)	39,585	638,987

		13,241,466

Consumer Finance (0.2%)
American Express Co.	5,870	813,700
Capital One Financial Corp.	3,782	394,047
Discover Financial Services	2,704	255,744
Synchrony Financial	4,826	133,294

		1,596,785

Diversified Financial Services (0.7%)
Berkshire Hathaway, Inc., Class B*	17,410	4,753,278
Eurazeo SE	502	31,363
EXOR NV	1,265	79,395
Groupe Bruxelles Lambert SA	1,144	95,571
Industrivarden AB, Class A	1,473	33,182
Industrivarden AB, Class C	1,762	39,227
Investor AB, Class A (x)	5,503	98,879
Investor AB, Class B	20,377	335,362

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Kinnevik AB, Class B*	2,672	$43,099
L E Lundbergforetagen AB, Class B	862	35,078
M&G plc	28,693	68,005
Mitsubishi HC Capital, Inc.	7,285	33,629
ORIX Corp.	13,480	226,291
Sofina SA	188	38,452
Wendel SE	296	25,020

		5,935,831

Insurance (1.9%)
Admiral Group plc	1,950	53,297
Aegon NV	19,724	85,968
Aflac, Inc.	5,703	315,547
Ageas SA/NV	1,718	75,638
AIA Group Ltd.	136,147	1,495,459
Allianz SE (Registered)	4,597	877,540
Allstate Corp. (The)	2,646	335,328
American International Group, Inc.	7,623	389,764
Aon plc, Class A	2,044	551,226
Arthur J Gallagher & Co.	2,022	329,667
Assicurazioni Generali SpA	12,482	199,920
Assurant, Inc.	520	89,882
Aviva plc	31,011	151,503
AXA SA	21,755	494,379
Baloise Holding AG (Registered)	541	88,804
Brown & Brown, Inc.	2,255	131,557
Chubb Ltd.	4,077	801,457
Cincinnati Financial Corp.	1,435	170,736
Dai-ichi Life Holdings, Inc.	11,343	209,400
Everest Re Group Ltd.	380	106,506
Gjensidige Forsikring ASA	2,207	44,823
Globe Life, Inc.	873	85,091
Hannover Rueck SE	699	101,406
Hartford Financial Services Group, Inc. (The)	3,165	207,086
Insurance Australia Group Ltd.	27,205	81,912
Japan Post Holdings Co. Ltd.	27,029	193,118
Japan Post Insurance Co. Ltd.	2,205	35,289
Legal & General Group plc	65,885	192,323
Lincoln National Corp.	1,555	72,727
Loews Corp.	1,871	110,875
Marsh & McLennan Cos., Inc.	4,830	749,858
Medibank Pvt Ltd.	30,393	68,214
MetLife, Inc.	6,652	417,679
MS&AD Insurance Group Holdings, Inc.	5,077	155,655
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,587	372,943
NN Group NV	3,220	147,273
Phoenix Group Holdings plc	8,436	60,682
Poste Italiane SpA (m)	5,765	54,159
Principal Financial Group, Inc.	2,261	151,012
Progressive Corp. (The)	5,628	654,368
Prudential Financial, Inc.	3,609	345,309
Prudential plc	30,909	384,477
QBE Insurance Group Ltd.	16,280	136,609
Sampo OYJ, Class A (x)	5,606	244,127
Sompo Holdings, Inc.	3,502	154,500
Suncorp Group Ltd.	14,209	107,742
Swiss Life Holding AG (Registered)	357	174,051
Swiss Re AG	3,441	266,849
T&D Holdings, Inc.	5,599	66,918
Tokio Marine Holdings, Inc.	7,103	413,924
Travelers Cos., Inc. (The)	2,309	390,521
Tryg A/S	3,973	89,268
W R Berkley Corp.	2,016	137,612
Willis Towers Watson plc	1,073	211,799
Zurich Insurance Group AG	1,695	737,755

		14,771,532

Total Financials		60,514,717

Health Care (8.7%)
Biotechnology (1.1%)
AbbVie, Inc.	17,005	2,604,486
Amgen, Inc.	5,141	1,250,805
Argenx SE*	545	202,067
Biogen, Inc.*	1,409	287,351
CSL Ltd.	5,422	1,007,453
Genmab A/S*	741	240,359
Gilead Sciences, Inc.	12,071	746,109
Grifols SA*	3,292	62,269
Incyte Corp.*	1,812	137,658
Moderna, Inc.*	3,330	475,691
Regeneron Pharmaceuticals, Inc.*	1,040	614,775
Swedish Orphan Biovitrum AB*	1,901	41,143
Vertex Pharmaceuticals, Inc.*	2,461	693,485

		8,363,651

Health Care Equipment & Supplies (1.5%)
Abbott Laboratories	16,850	1,830,753
ABIOMED, Inc.*	438	108,409
Alcon, Inc.	5,652	394,816
Align Technology, Inc.*	705	166,852
Asahi Intecc Co. Ltd.	2,392	36,062
Baxter International, Inc.	4,846	311,259
Becton Dickinson and Co.	2,743	676,232
BioMerieux	508	49,619
Boston Scientific Corp.*	13,757	512,723
Carl Zeiss Meditec AG	484	57,797
Cochlear Ltd.	758	104,031
Coloplast A/S, Class B	1,347	153,848
Cooper Cos., Inc. (The)	474	148,419
Demant A/S*	1,068	40,090
Dentsply Sirona, Inc.	2,073	74,068
Dexcom, Inc.*	3,777	281,500
DiaSorin SpA	284	37,303
Edwards Lifesciences Corp.*	5,983	568,923
Fisher & Paykel Healthcare Corp. Ltd.	6,363	79,270
Getinge AB, Class B	2,524	58,375
GN Store Nord A/S	1,508	53,196
Hologic, Inc.*	2,400	166,320
Hoya Corp.	4,168	356,301
IDEXX Laboratories, Inc.*	808	283,390
Intuitive Surgical, Inc.*	3,454	693,252
Koninklijke Philips NV	9,948	215,846
Medtronic plc	12,910	1,158,673
Olympus Corp.	13,891	279,359
ResMed, Inc.	1,408	295,159
Sartorius AG (Preference) (q)	274	95,710
Siemens Healthineers AG (m)	3,207	163,023
Smith & Nephew plc	9,703	135,659
Sonova Holding AG (Registered)	605	192,675

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
STERIS plc	964	$198,729
Straumann Holding AG (Registered)	1,255	150,968
Stryker Corp.	3,239	644,334
Sysmex Corp.	1,928	116,170
Teleflex, Inc.	451	110,878
Terumo Corp.	7,292	219,891
Zimmer Biomet Holdings, Inc.	2,017	211,906

		11,431,788

Health Care Providers & Services (1.4%)
AmerisourceBergen Corp.	1,451	205,287
Amplifon SpA	1,374	42,300
Cardinal Health, Inc.	2,622	137,052
Centene Corp.*	5,629	476,270
Cigna Corp.	3,053	804,527
CVS Health Corp.	12,619	1,169,276
DaVita, Inc.*	583	46,617
Elevance Health, Inc.	2,320	1,119,586
Fresenius Medical Care AG & Co. KGaA	2,342	116,969
Fresenius SE & Co. KGaA	4,762	144,290
HCA Healthcare, Inc.	2,190	368,051
Henry Schein, Inc.*	1,329	101,987
Humana, Inc.	1,217	569,641
Laboratory Corp. of America Holdings	892	209,049
McKesson Corp.	1,399	456,368
Molina Healthcare, Inc.*	565	157,980
NMC Health plc (r)*	907	—
Quest Diagnostics, Inc.	1,129	150,134
Ramsay Health Care Ltd.	2,111	106,760
Sonic Healthcare Ltd.	5,209	118,751
UnitedHealth Group, Inc.	9,028	4,637,052
Universal Health Services, Inc., Class B	646	65,059

		11,203,006

Health Care Technology (0.0%)†
M3, Inc.	5,041	145,034

Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.	2,888	343,008
Bachem Holding AG (Registered), Class B	345	23,980
Bio-Rad Laboratories, Inc., Class A*	208	102,960
Bio-Techne Corp.	378	131,030
Charles River Laboratories International, Inc.*	489	104,631
Danaher Corp.	6,227	1,578,669
Eurofins Scientific SE (x)	1,527	120,718
Illumina, Inc.*	1,512	278,752
IQVIA Holdings, Inc.*	1,821	395,139
Lonza Group AG (Registered)	839	447,375
Mettler-Toledo International, Inc.*	218	250,432
PerkinElmer, Inc.	1,214	172,655
QIAGEN NV*	2,629	123,465
Sartorius Stedim Biotech	322	101,944
Thermo Fisher Scientific, Inc.	3,767	2,046,536
Waters Corp.*	580	191,969
West Pharmaceutical Services, Inc.	713	215,590

		6,628,853

Pharmaceuticals (3.8%)
Astellas Pharma, Inc.	20,953	326,461
AstraZeneca plc	17,438	2,285,804
Bayer AG (Registered)	11,080	658,302
Bristol-Myers Squibb Co.	20,489	1,577,653
Catalent, Inc.*	1,725	185,075
Chugai Pharmaceutical Co. Ltd.	7,580	193,982
Daiichi Sankyo Co. Ltd.	19,735	498,186
Eisai Co. Ltd.	2,837	119,787
Eli Lilly and Co.	7,589	2,460,581
GSK plc	57,212	1,230,196
Hikma Pharmaceuticals plc	1,915	37,708
Ipsen SA	465	43,899
Johnson & Johnson	25,323	4,495,086
Kyowa Kirin Co. Ltd.	2,979	67,011
Merck & Co., Inc.	24,335	2,218,622
Merck KGaA	1,454	245,404
Nippon Shinyaku Co. Ltd.	559	34,014
Novartis AG (Registered)	24,658	2,085,867
Novo Nordisk A/S, Class B	18,952	2,103,508
Ono Pharmaceutical Co. Ltd.	4,081	104,770
Organon & Co.	2,441	82,384
Orion OYJ, Class B	1,171	52,304
Otsuka Holdings Co. Ltd.	4,456	158,317
Pfizer, Inc.	53,996	2,831,010
Recordati Industria Chimica e Farmaceutica SpA	1,154	50,424
Roche Holding AG	7,907	2,639,575
Roche Holding AG CHF 1	301	116,218
Sanofi	12,799	1,294,308
Shionogi & Co. Ltd.	3,013	152,311
Takeda Pharmaceutical Co. Ltd.	16,917	475,411
Teva Pharmaceutical Industries Ltd. (ADR)*	12,166	91,488
UCB SA	1,440	121,962
Viatris, Inc.	11,667	122,154
Vifor Pharma AG	512	88,764
Zoetis, Inc.	4,529	778,490

		30,027,036

Total Health Care		67,799,368

Industrials (6.0%)
Aerospace & Defense (0.9%)
Airbus SE	6,636	651,574
BAE Systems plc	34,896	352,943
Boeing Co. (The)*	5,352	731,726
Dassault Aviation SA	304	47,457
Elbit Systems Ltd.	317	72,661
General Dynamics Corp.	2,218	490,733
Howmet Aerospace, Inc.	3,620	113,849
Huntington Ingalls Industries, Inc.	385	83,861
Kongsberg Gruppen ASA	1,006	36,195
L3Harris Technologies, Inc.	1,856	448,595
Lockheed Martin Corp.	2,279	979,879
MTU Aero Engines AG	615	111,950
Northrop Grumman Corp.	1,406	672,869
Raytheon Technologies Corp.	14,312	1,375,526
Rheinmetall AG	491	113,380
Rolls-Royce Holdings plc*	92,347	93,392
Safran SA	3,862	386,344

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Singapore Technologies Engineering Ltd.	17,170	$50,520
Textron, Inc.	2,070	126,415
Thales SA	1,216	149,162
TransDigm Group, Inc.*	499	267,798

		7,356,829

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	1,225	124,178
Deutsche Post AG (Registered)	11,167	418,376
DSV A/S	2,161	302,580
Expeditors International of Washington, Inc.	1,614	157,300
FedEx Corp.	2,295	520,300
SG Holdings Co. Ltd.	3,239	54,685
United Parcel Service, Inc., Class B	7,068	1,290,193
Yamato Holdings Co. Ltd.	3,216	51,397

		2,919,009

Airlines (0.1%)
Alaska Air Group, Inc.*	1,213	48,581
American Airlines Group, Inc. (x)*	6,250	79,250
ANA Holdings, Inc.*	1,763	32,505
Delta Air Lines, Inc.*	6,169	178,716
Deutsche Lufthansa AG (Registered) (x)*	6,596	38,470
Japan Airlines Co. Ltd.*	1,685	29,521
Qantas Airways Ltd.*	10,199	31,496
Singapore Airlines Ltd.*	14,766	54,282
Southwest Airlines Co.*	5,706	206,101
United Airlines Holdings, Inc.*	3,144	111,361

		810,283

Building Products (0.4%)
A O Smith Corp.	1,251	68,405
AGC, Inc. (x)	2,133	75,051
Allegion plc	845	82,725
Assa Abloy AB, Class B	11,264	241,049
Carrier Global Corp.	8,163	291,093
Cie de Saint-Gobain	5,584	242,560
Daikin Industries Ltd.	2,812	451,314
Fortune Brands Home & Security, Inc.	1,259	75,389
Geberit AG (Registered)	404	194,314
Johnson Controls International plc	6,695	320,557
Kingspan Group plc	1,756	105,640
Lixil Corp.	3,350	62,782
Masco Corp.	2,271	114,913
Nibe Industrier AB, Class B	17,055	128,212
ROCKWOOL A/S, Class B	117	26,452
TOTO Ltd.	1,562	51,634
Trane Technologies plc	2,250	292,207
Xinyi Glass Holdings Ltd.	20,000	48,139

		2,872,436

Commercial Services & Supplies (0.2%)
Brambles Ltd.	16,005	118,227
Cintas Corp.	837	312,645
Copart, Inc.*	2,057	223,514
Dai Nippon Printing Co. Ltd.	2,450	52,873
Rentokil Initial plc	20,520	118,602
Republic Services, Inc.	2,006	262,525
Rollins, Inc.	2,180	76,125
Secom Co. Ltd.	2,389	147,676
Securitas AB, Class B	3,455	29,996
Toppan, Inc.	2,894	48,385
Waste Management, Inc.	3,676	562,354

		1,952,922

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA (x)	2,546	61,766
Bouygues SA	2,666	82,449
Eiffage SA	970	88,090
Ferrovial SA	5,419	138,187
Kajima Corp.	4,499	51,659
Obayashi Corp.	7,166	52,057
Quanta Services, Inc.	1,383	173,345
Shimizu Corp.	6,091	33,691
Skanska AB, Class B	3,754	57,604
Taisei Corp.	2,106	65,619
Vinci SA	6,037	542,367

		1,346,834

Electrical Equipment (0.5%)
ABB Ltd. (Registered)	18,493	494,245
AMETEK, Inc.	2,222	244,175
Eaton Corp. plc	3,840	483,802
Emerson Electric Co.	5,716	454,651
Fuji Electric Co. Ltd.	1,400	58,062
Generac Holdings, Inc.*	614	129,296
Legrand SA	3,007	223,794
Mitsubishi Electric Corp.	21,748	232,783
Nidec Corp.	5,075	313,806
Prysmian SpA	2,811	77,575
Rockwell Automation, Inc.	1,119	223,028
Schneider Electric SE	6,084	720,760
Siemens Energy AG	4,907	71,963
Siemens Gamesa Renewable Energy SA*	2,631	49,671
Vestas Wind Systems A/S	11,348	240,482

		4,018,093

Industrial Conglomerates (0.6%)
3M Co.	5,476	708,649
CK Hutchison Holdings Ltd.	29,639	201,569
DCC plc	1,153	72,045
General Electric Co.	10,592	674,393
Hitachi Ltd.	10,897	516,313
Honeywell International, Inc.	6,551	1,138,629
Investment AB Latour, Class B	1,634	32,350
Jardine Matheson Holdings Ltd. (London Stock Exchange)	1,300	68,250
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	1,093	57,527
Keppel Corp. Ltd.	15,985	74,736
Lifco AB, Class B	2,572	41,356
Melrose Industries plc	48,255	88,111
Siemens AG (Registered)	8,610	876,305
Smiths Group plc	4,374	74,591
Toshiba Corp.	4,430	180,175

		4,804,999

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (1.2%)
Alfa Laval AB	3,261	$78,696
Alstom SA (x)	3,501	80,139
Atlas Copco AB, Class A	30,100	281,660
Atlas Copco AB, Class B	17,191	143,983
Caterpillar, Inc.	5,133	917,575
CNH Industrial NV	11,293	131,071
Cummins, Inc.	1,358	262,814
Daifuku Co. Ltd.	1,197	68,556
Daimler Truck Holding AG*	5,094	132,948
Deere & Co.	2,687	804,676
Dover Corp.	1,387	168,271
Epiroc AB, Class A	7,273	112,422
Epiroc AB, Class B	4,303	58,197
FANUC Corp.	2,178	341,386
Fortive Corp.	3,449	187,557
GEA Group AG	1,693	58,342
Hitachi Construction Machinery Co. Ltd.	1,187	26,316
Hoshizaki Corp. (x)	1,200	35,798
Husqvarna AB, Class B	4,617	33,977
IDEX Corp.	731	132,771
Illinois Tool Works, Inc.	2,727	496,996
Indutrade AB	3,074	56,134
Ingersoll Rand, Inc.	3,906	164,364
KION Group AG	797	33,055
Knorr-Bremse AG	876	49,978
Komatsu Ltd.	10,404	231,603
Kone OYJ, Class B	3,858	184,478
Kornit Digital Ltd.*	635	20,129
Kubota Corp.	11,337	169,560
Kurita Water Industries Ltd.	1,225	44,557
Makita Corp.	2,472	61,685
Minebea Mitsumi, Inc.	4,006	68,302
MISUMI Group, Inc.	3,137	66,207
Mitsubishi Heavy Industries Ltd.	3,668	128,387
NGK Insulators Ltd.	2,513	33,888
Nordson Corp.	519	105,066
Otis Worldwide Corp.	4,069	287,556
PACCAR, Inc.	3,346	275,510
Parker-Hannifin Corp.	1,235	303,872
Pentair plc	1,592	72,866
Rational AG	59	34,306
Sandvik AB	12,000	194,810
Schindler Holding AG	477	87,077
Schindler Holding AG (Registered)	274	49,308
SKF AB, Class B	4,218	62,144
SMC Corp.	651	290,500
Snap-on, Inc.	514	101,273
Spirax-Sarco Engineering plc	849	102,184
Stanley Black & Decker, Inc.	1,453	152,362
Techtronic Industries Co. Ltd.	15,106	157,926
Toyota Industries Corp.	1,700	105,375
VAT Group AG (m)	313	74,744
Volvo AB, Class A	2,209	35,583
Volvo AB, Class B	16,983	263,247
Wartsila OYJ Abp	5,224	40,724
Westinghouse Air Brake Technologies Corp.	1,758	144,297
Xylem, Inc.	1,733	135,486
Yaskawa Electric Corp.	2,649	85,435

		9,028,129

Marine (0.1%)
AP Moller - Maersk A/S, Class A	37	85,791
AP Moller - Maersk A/S, Class B	61	143,271
Kuehne + Nagel International AG (Registered)	620	146,788
Mitsui OSK Lines Ltd. (x)	3,810	87,504
Nippon Yusen KK	1,850	126,911
SITC International Holdings Co. Ltd.	14,800	41,935
ZIM Integrated Shipping Services Ltd. (x)	944	44,585

		676,785

Professional Services (0.4%)
Adecco Group AG (Registered)	1,818	61,841
Bureau Veritas SA	3,245	83,199
Equifax, Inc.	1,177	215,132
Experian plc	10,322	302,590
Intertek Group plc	1,861	95,362
Jacobs Engineering Group, Inc.	1,238	157,387
Leidos Holdings, Inc.	1,315	132,434
Nielsen Holdings plc	3,461	80,364
Nihon M&A Center Holdings, Inc.	3,342	35,599
Persol Holdings Co. Ltd.	1,959	35,657
Randstad NV	1,411	68,810
Recruit Holdings Co. Ltd.	16,224	478,436
RELX plc (London Stock Exchange)	13,278	358,559
RELX plc (Turquoise Stock Exchange)	8,483	230,271
Robert Half International, Inc.	1,064	79,683
SGS SA (Registered)	72	164,930
Teleperformance	664	204,267
Verisk Analytics, Inc.	1,520	263,097
Wolters Kluwer NV	2,953	287,273

		3,334,891

Road & Rail (0.5%)
Aurizon Holdings Ltd.	20,314	53,383
Central Japan Railway Co.	1,631	188,289
CSX Corp.	20,923	608,022
East Japan Railway Co.	3,432	175,600
Grab Holdings Ltd., Class A (x)*	12,025	30,423
Hankyu Hanshin Holdings, Inc.	2,525	68,905
JB Hunt Transport Services, Inc.	807	127,078
Keio Corp.	1,135	40,644
Keisei Electric Railway Co. Ltd.	1,612	44,470
Kintetsu Group Holdings Co. Ltd.	1,893	58,903
MTR Corp. Ltd.	17,024	88,972
Nippon Express Holdings, Inc.	852	46,310
Norfolk Southern Corp.	2,294	521,403
Odakyu Electric Railway Co. Ltd.	3,253	43,791
Old Dominion Freight Line, Inc.	884	226,552
Tobu Railway Co. Ltd.	2,084	47,655
Tokyu Corp.	5,977	70,440
Union Pacific Corp.	6,044	1,289,064
West Japan Railway Co.	2,503	92,135

		3,822,039

Trading Companies & Distributors (0.4%)
AerCap Holdings NV*	1,492	61,082
Ashtead Group plc	5,035	211,221
Brenntag SE	1,771	115,264
Bunzl plc	3,862	127,893
Fastenal Co.	5,539	276,507

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Ferguson plc	2,495	$279,368
IMCD NV	663	91,599
ITOCHU Corp. (x)	13,457	363,943
Marubeni Corp.	17,267	155,869
Mitsubishi Corp.	14,233	423,223
Mitsui & Co. Ltd.	15,711	346,943
MonotaRO Co. Ltd.	2,766	41,140
Reece Ltd.	2,544	24,221
Sumitomo Corp.	12,429	169,992
Toyota Tsusho Corp.	2,344	76,619
United Rentals, Inc.*	689	167,365
WW Grainger, Inc.	413	187,680

		3,119,929

Transportation Infrastructure (0.1%)
Aena SME SA (m)*	863	109,757
Aeroports de Paris*	363	46,246
Atlantia SpA	5,468	128,335
Auckland International Airport Ltd.*	13,814	61,867
Getlink SE	4,855	85,987
Transurban Group	34,249	340,122

		772,314

Total Industrials		46,835,492

Information Technology (12.1%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	2,166	203,041
Cisco Systems, Inc.	39,977	1,704,619
F5, Inc.*	582	89,069
Juniper Networks, Inc.	3,109	88,607
Motorola Solutions, Inc.	1,610	337,456
Nokia OYJ	60,902	283,692
Telefonaktiebolaget LM Ericsson, Class B	32,848	245,167

		2,951,651

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	5,746	369,927
Azbil Corp.	1,362	35,821
CDW Corp.	1,300	204,828
Corning, Inc.	7,315	230,496
Halma plc	4,370	107,727
Hamamatsu Photonics KK	1,548	60,188
Hexagon AB, Class B	21,905	227,772
Hirose Electric Co. Ltd.	363	47,935
Ibiden Co. Ltd.	1,307	36,528
Keyence Corp.	2,190	749,483
Keysight Technologies, Inc.*	1,751	241,375
Kyocera Corp.	3,639	194,783
Murata Manufacturing Co. Ltd.	6,498	351,935
Omron Corp.	2,134	108,521
Shimadzu Corp.	2,752	87,103
TDK Corp.	4,438	137,251
TE Connectivity Ltd.	3,100	350,765
Teledyne Technologies, Inc.*	451	169,175
Trimble, Inc.*	2,407	140,160
Venture Corp. Ltd.	3,000	35,963
Yokogawa Electric Corp.	2,519	41,328
Zebra Technologies Corp., Class A*	505	148,445

		4,077,509

IT Services (2.0%)
Accenture plc, Class A	6,095	1,692,277
Adyen NV (m)*	244	358,684
Akamai Technologies, Inc.*	1,543	140,922
Amadeus IT Group SA*	5,130	288,226
Automatic Data Processing, Inc.	4,020	844,361
Bechtle AG	904	36,963
Broadridge Financial Solutions, Inc.	1,128	160,796
Capgemini SE	1,821	314,904
Cognizant Technology Solutions Corp., Class A	5,015	338,462
Computershare Ltd.	5,996	102,055
DXC Technology Co.*	2,353	71,319
Edenred	2,855	135,286
EPAM Systems, Inc.*	550	162,129
Fidelity National Information Services, Inc.	5,878	538,836
Fiserv, Inc.*	5,598	498,054
FleetCor Technologies, Inc.*	744	156,322
Fujitsu Ltd.	2,242	280,636
Gartner, Inc.*	775	187,418
Global Payments, Inc.	2,709	299,724
GMO Payment Gateway, Inc.	465	32,781
International Business Machines Corp.	8,655	1,222,000
Itochu Techno-Solutions Corp.	1,059	25,822
Jack Henry & Associates, Inc.	701	126,194
Mastercard, Inc., Class A	8,264	2,607,127
NEC Corp.	2,835	110,214
Nexi SpA (m)*	5,806	48,348
Nomura Research Institute Ltd.	3,707	98,723
NTT Data Corp.	6,965	95,638
Obic Co. Ltd.	804	113,817
Otsuka Corp.	1,258	37,162
Paychex, Inc.	3,092	352,086
PayPal Holdings, Inc.*	11,144	778,297
SCSK Corp.	1,724	29,030
TIS, Inc.	2,464	64,609
VeriSign, Inc.*	917	153,442
Visa, Inc., Class A	15,837	3,118,147
Wix.com Ltd.*	676	44,312
Worldline SA (m)*	2,749	101,693

		15,766,816

Semiconductors & Semiconductor Equipment (2.6%)
Advanced Micro Devices, Inc.*	15,595	1,192,550
Advantest Corp.	2,134	113,389
Analog Devices, Inc.	5,036	735,709
Applied Materials, Inc.	8,501	773,421
ASM International NV	535	135,107
ASML Holding NV	4,575	2,208,023
Broadcom, Inc.	3,929	1,908,747
Disco Corp.	340	80,093
Enphase Energy, Inc.*	1,299	253,617
Infineon Technologies AG	14,754	356,977
Intel Corp.	39,349	1,472,046
KLA Corp.	1,436	458,199
Lam Research Corp.	1,335	568,910
Lasertec Corp. (x)	869	102,605
Microchip Technology, Inc.	5,350	310,728
Micron Technology, Inc.	10,746	594,039

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Monolithic Power Systems, Inc.	422	$162,065
NVIDIA Corp.	24,097	3,652,864
NXP Semiconductors NV	2,527	374,072
ON Semiconductor Corp.*	4,181	210,346
Qorvo, Inc.*	1,043	98,376
QUALCOMM, Inc.	10,778	1,376,782
Renesas Electronics Corp.*	13,865	125,089
Rohm Co. Ltd.	1,029	71,261
Skyworks Solutions, Inc.	1,549	143,499
SolarEdge Technologies, Inc.*	533	145,871
STMicroelectronics NV	7,670	243,852
SUMCO Corp. (x)	3,992	51,368
Teradyne, Inc.	1,542	138,086
Texas Instruments, Inc.	8,874	1,363,490
Tokyo Electron Ltd.	1,684	546,227
Tower Semiconductor Ltd.*	1,228	57,371

		20,024,779

Software (3.8%)
Adobe, Inc.*	4,547	1,664,475
ANSYS, Inc.*	837	200,286
Autodesk, Inc.*	2,093	359,912
AVEVA Group plc	1,329	36,316
Cadence Design Systems, Inc.*	2,654	398,180
Ceridian HCM Holding, Inc.*	1,318	62,051
Check Point Software Technologies Ltd.*	1,162	141,508
Citrix Systems, Inc.	1,200	116,604
CyberArk Software Ltd.*	471	60,269
Dassault Systemes SE	7,574	280,642
Fortinet, Inc.*	6,410	362,678
Intuit, Inc.	2,722	1,049,168
Microsoft Corp.	71,974	18,485,082
Nemetschek SE	638	38,617
Nice Ltd.*	720	138,747
NortonLifeLock, Inc.	5,599	122,954
Oracle Corp. (BMV Mexico Stock Exchange)	471	27,201
Oracle Corp. (Moscow Stock Exchange)	15,149	1,058,461
Paycom Software, Inc.*	463	129,696
PTC, Inc.*	1,013	107,722
Roper Technologies, Inc.	1,019	402,148
Sage Group plc (The)	11,070	85,617
Salesforce, Inc.*	9,561	1,577,947
SAP SE	11,752	1,070,639
ServiceNow, Inc.*	1,929	917,278
Sinch AB (m)(x)*	5,764	18,690
Synopsys, Inc.*	1,473	447,350
Temenos AG (Registered)	715	61,023
Trend Micro, Inc.	1,561	75,983
Tyler Technologies, Inc.*	399	132,660
WiseTech Global Ltd.	1,613	41,839
Xero Ltd.*	1,553	82,630

		29,754,373

Technology Hardware, Storage & Peripherals (2.8%)
Apple, Inc.	147,967	20,230,048
Brother Industries Ltd.	2,604	45,816
Canon, Inc. (x)	11,343	258,053
FUJIFILM Holdings Corp.	4,067	218,385
Hewlett Packard Enterprise Co.	12,512	165,909
HP, Inc.	10,137	332,291
Logitech International SA (Registered)	1,989	103,550
NetApp, Inc.	2,142	139,744
Ricoh Co. Ltd.	6,456	50,220
Seagate Technology Holdings plc	1,902	135,879
Seiko Epson Corp.	3,087	43,716
Western Digital Corp.*	3,014	135,118

		21,858,729

Total Information Technology		94,433,857

Materials (2.5%)
Chemicals (1.3%)
Air Liquide SA	5,885	795,427
Air Products and Chemicals, Inc.	2,134	513,184
Akzo Nobel NV	2,044	135,044
Albemarle Corp.	1,127	235,520
Arkema SA	669	60,292
Asahi Kasei Corp.	13,845	105,805
BASF SE	10,403	452,698
Celanese Corp.	1,042	122,550
CF Industries Holdings, Inc.	2,007	172,060
Chr Hansen Holding A/S	1,229	89,664
Clariant AG (Registered)*	2,381	45,398
Corteva, Inc.	6,964	377,031
Covestro AG (m)	2,244	77,556
Croda International plc	1,594	125,704
Dow, Inc.	7,007	361,631
DuPont de Nemours, Inc.	4,894	272,009
Eastman Chemical Co.	1,240	111,315
Ecolab, Inc.	2,392	367,794
EMS-Chemie Holding AG (Registered)	84	62,579
Evonik Industries AG	2,314	49,405
FMC Corp.	1,212	129,696
Givaudan SA (Registered)	104	367,558
ICL Group Ltd.	7,794	71,175
International Flavors & Fragrances, Inc.	2,452	292,082
Johnson Matthey plc	2,135	50,105
JSR Corp.	2,036	52,878
Koninklijke DSM NV	1,992	287,760
Linde plc	4,843	1,392,508
LyondellBasell Industries NV, Class A	2,491	217,863
Mitsubishi Chemical Group Corp.	14,130	76,607
Mitsui Chemicals, Inc.	2,032	43,324
Mosaic Co. (The)	3,484	164,549
Nippon Paint Holdings Co. Ltd. (x)	9,191	68,578
Nippon Sanso Holdings Corp.	1,949	31,096
Nissan Chemical Corp.	1,449	66,830
Nitto Denko Corp.	1,645	106,554
Novozymes A/S, Class B	2,340	140,909
OCI NV	1,186	39,108
Orica Ltd.	4,497	48,860
PPG Industries, Inc.	2,273	259,895
Sherwin-Williams Co. (The)	2,303	515,665
Shin-Etsu Chemical Co. Ltd.	4,221	476,507
Sika AG (Registered)	1,638	377,879
Solvay SA	871	70,664
Sumitomo Chemical Co. Ltd.	16,442	64,186
Symrise AG	1,515	164,877
Toray Industries, Inc.	15,304	85,922

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Tosoh Corp.	2,870	$35,669
Umicore SA	2,357	82,389
Yara International ASA	1,925	80,785

		10,395,144

Construction Materials (0.2%)
CRH plc	8,597	297,568
HeidelbergCement AG (x)	1,642	78,878
Holcim AG*	6,246	267,534
James Hardie Industries plc (CHDI)	5,110	111,929
Martin Marietta Materials, Inc.	600	179,544
Vulcan Materials Co.	1,279	181,746

		1,117,199

Containers & Packaging (0.1%)
Amcor plc	14,461	179,750
Avery Dennison Corp.	786	127,230
Ball Corp.	3,077	211,605
International Paper Co.	3,567	149,208
Packaging Corp. of America	902	124,025
Sealed Air Corp.	1,406	81,154
Smurfit Kappa Group plc	2,841	95,868
Westrock Co.	2,453	97,728

		1,066,568

Metals & Mining (0.8%)
Anglo American plc	14,379	513,401
Antofagasta plc	4,352	61,196
ArcelorMittal SA	6,860	155,767
BHP Group Ltd. (ASE Stock Exchange)	33,664	969,612
BHP Group Ltd. (London Stock Exchange)	23,309	651,808
BlueScope Steel Ltd.	5,191	56,950
Boliden AB	3,145	100,035
Evolution Mining Ltd.	20,226	32,531
Fortescue Metals Group Ltd.	19,058	234,423
Freeport-McMoRan, Inc.	13,947	408,089
Glencore plc*	110,640	599,544
Hitachi Metals Ltd.*	2,366	35,776
JFE Holdings, Inc.	5,424	57,053
Mineral Resources Ltd.	1,883	63,712
Newcrest Mining Ltd.	9,933	141,247
Newmont Corp.	7,638	455,759
Nippon Steel Corp.	9,091	126,888
Norsk Hydro ASA	14,842	83,668
Northern Star Resources Ltd.	13,112	60,467
Nucor Corp.	2,560	267,290
Rio Tinto Ltd.	4,223	302,524
Rio Tinto plc	12,643	755,989
South32 Ltd.	51,589	142,412
Sumitomo Metal Mining Co. Ltd.	2,848	89,251
voestalpine AG	1,280	27,238

		6,392,630

Paper & Forest Products (0.1%)
Holmen AB, Class B (x)	1,056	42,871
Mondi plc	5,358	95,048
Oji Holdings Corp.	8,955	38,824
Stora Enso OYJ, Class R	6,168	96,845
Svenska Cellulosa AB SCA, Class B	6,686	99,962
UPM-Kymmene OYJ	6,036	184,634

		558,184

Total Materials		19,529,725

Real Estate (1.7%)
Equity Real Estate Investment Trusts (REITs) (1.4%)
Alexandria Real Estate Equities, Inc. (REIT)	1,429	207,248
American Tower Corp. (REIT)	4,472	1,142,999
Ascendas REIT (REIT)	37,018	75,979
AvalonBay Communities, Inc. (REIT)	1,346	261,461
Boston Properties, Inc. (REIT)	1,372	122,081
British Land Co. plc (The) (REIT)	9,716	52,928
Camden Property Trust (REIT)	1,025	137,842
CapitaLand Integrated Commercial Trust (REIT)	59,500	93,009
Covivio (REIT)	574	32,154
Crown Castle International Corp. (REIT)	4,167	701,639
Daiwa House REIT Investment Corp. (REIT)	25	56,671
Dexus (REIT)	11,870	72,678
Digital Realty Trust, Inc. (REIT)	2,739	355,604
Duke Realty Corp. (REIT)	3,700	203,315
Equinix, Inc. (REIT)	876	575,550
Equity Residential (REIT)	3,293	237,820
Essex Property Trust, Inc. (REIT)	629	164,490
Extra Space Storage, Inc. (REIT)	1,292	219,795
Federal Realty OP LP (REIT)	688	65,869
Gecina SA (REIT)	552	51,928
GLP J-REIT (REIT)	48	58,666
Goodman Group (REIT)	18,759	230,766
GPT Group (The) (REIT)	21,140	61,508
Healthpeak Properties, Inc. (REIT)	5,192	134,525
Host Hotels & Resorts, Inc. (REIT)	6,878	107,847
Iron Mountain, Inc. (REIT)	2,796	136,137
Japan Metropolitan Fund Invest (REIT)	85	66,248
Japan Real Estate Investment Corp. (REIT)	15	68,993
Kimco Realty Corp. (REIT)	5,947	117,572
Klepierre SA (REIT)*	2,454	47,261
Land Securities Group plc (REIT)	7,773	62,876
Link REIT (REIT)	23,748	193,952
Mapletree Commercial Trust (REIT)	23,800	31,377
Mapletree Logistics Trust (REIT)	34,339	41,567
Mid-America Apartment Communities, Inc. (REIT)	1,111	194,058
Mirvac Group (REIT)	43,512	59,262
Nippon Building Fund, Inc. (REIT)(x)	18	89,562
Nippon Prologis REIT, Inc. (REIT)	25	61,488
Nomura Real Estate Master Fund, Inc. (REIT)	48	59,936
Prologis, Inc. (REIT)	7,124	838,139
Public Storage (REIT)	1,470	459,625
Realty Income Corp. (REIT)	5,789	395,157
Regency Centers Corp. (REIT)	1,493	88,550
SBA Communications Corp. (REIT)	1,038	332,212
Scentre Group (REIT)	57,282	102,291
Segro plc (REIT)	13,246	157,514
Simon Property Group, Inc. (REIT)	3,160	299,947
Stockland (REIT)	26,345	65,666
UDR, Inc. (REIT)	2,880	132,595
Unibail-Rodamco-Westfield (REIT)*	1,326	67,672
Ventas, Inc. (REIT)	3,846	197,800
VICI Properties, Inc. (REIT)	9,267	276,064

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Vicinity Centres (REIT)	42,704	$54,126
Vornado Realty Trust (REIT)	1,532	43,800
Warehouses De Pauw CVA (REIT)	1,674	52,671
Welltower, Inc. (REIT)	4,369	359,787
Weyerhaeuser Co. (REIT)	7,164	237,272

		10,815,549

Real Estate Management & Development (0.3%)
Aroundtown SA (x)	11,025	35,056
Azrieli Group Ltd.	469	33,010
Capitaland Investment Ltd.	29,042	79,968
CBRE Group, Inc., Class A*	3,145	231,503
City Developments Ltd.	4,506	26,457
CK Asset Holdings Ltd.	22,116	156,654
Daito Trust Construction Co. Ltd.	723	62,350
Daiwa House Industry Co. Ltd.	6,748	157,382
ESR Group Ltd. (m)*	21,900	59,270
Fastighets AB Balder, Class B*	6,966	33,404
Hang Lung Properties Ltd.	22,269	42,266
Henderson Land Development Co. Ltd.	15,985	60,167
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	6,900	34,017
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	5,043	25,359
Hulic Co. Ltd. (x)	4,186	32,422
LEG Immobilien SE	854	70,799
Lendlease Corp. Ltd.	7,599	47,812
Mitsubishi Estate Co. Ltd.	13,053	189,549
Mitsui Fudosan Co. Ltd.	10,347	222,657
New World Development Co. Ltd.	16,993	61,339
Nomura Real Estate Holdings, Inc.	1,336	32,763
Sagax AB, Class B	2,142	39,558
Sino Land Co. Ltd.	36,700	54,199
Sumitomo Realty & Development Co. Ltd.	3,415	90,261
Sun Hung Kai Properties Ltd.	16,306	192,942
Swire Pacific Ltd., Class A	5,457	32,790
Swire Properties Ltd.	12,896	32,060
Swiss Prime Site AG (Registered)	890	78,109
UOL Group Ltd.	5,226	27,704
Vonovia SE	7,866	242,410
Wharf Real Estate Investment Co. Ltd.	18,412	87,778

		2,572,015

Total Real Estate		13,387,564

Utilities (1.9%)
Electric Utilities (1.1%)
Acciona SA (x)	278	51,372
Alliant Energy Corp.	2,414	141,485
American Electric Power Co., Inc.	4,942	474,136
Chubu Electric Power Co., Inc.	7,110	71,595
CK Infrastructure Holdings Ltd.	6,519	40,052
CLP Holdings Ltd.	18,065	149,973
Constellation Energy Corp.	3,144	180,025
Duke Energy Corp.	7,409	794,319
Edison International	3,668	231,964
EDP - Energias de Portugal SA	30,636	143,183
Electricite de France SA	6,031	49,364
Elia Group SA/NV	391	55,465
Endesa SA (x)	3,505	66,142
Enel SpA	91,535	503,112
Entergy Corp.	1,957	220,437
Evergy, Inc.	2,208	144,072
Eversource Energy	3,319	280,356
Exelon Corp.	9,433	427,504
FirstEnergy Corp.	5,494	210,915
Fortum OYJ	4,901	73,632
HK Electric Investments & HK Electric Investments Ltd. (m)	29,833	27,378
Iberdrola SA	64,989	674,378
Kansai Electric Power Co., Inc. (The)	7,770	76,983
Mercury NZ Ltd.	7,517	26,523
NextEra Energy, Inc.	18,905	1,464,381
NRG Energy, Inc.	2,283	87,142
Origin Energy Ltd.	19,650	78,267
Orsted A/S (m)	2,132	222,933
Pinnacle West Capital Corp.	1,087	79,481
Power Assets Holdings Ltd.	15,292	96,319
PPL Corp.	7,082	192,135
Red Electrica Corp. SA (x)	4,541	85,975
Southern Co. (The)	10,225	729,145
SSE plc	12,030	237,834
Terna - Rete Elettrica Nazionale	15,527	122,037
Tokyo Electric Power Co. Holdings, Inc.*	16,848	70,429
Verbund AG	799	78,220
Xcel Energy, Inc.	5,241	370,853

		9,029,516

Gas Utilities (0.1%)
APA Group	13,021	101,226
Atmos Energy Corp.	1,338	149,990
Enagas SA	2,746	60,655
Hong Kong & China Gas Co. Ltd.	123,534	133,084
Naturgy Energy Group SA	1,637	47,153
Osaka Gas Co. Ltd.	4,138	79,475
Snam SpA	22,254	116,803
Tokyo Gas Co. Ltd.	4,467	92,420

		780,806

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	6,427	135,031
EDP Renovaveis SA	3,180	75,139
Meridian Energy Ltd.	14,138	41,263
RWE AG	7,211	265,769
Uniper SE	1,009	14,973

		532,175

Multi-Utilities (0.5%)
Ameren Corp.	2,485	224,545
CenterPoint Energy, Inc.	6,057	179,166
CMS Energy Corp.	2,792	188,460
Consolidated Edison, Inc.	3,409	324,196
Dominion Energy, Inc.	7,807	623,077
DTE Energy Co.	1,864	236,262
E.ON SE	25,267	211,989
Engie SA	20,555	238,570
National Grid plc	39,853	510,727
NiSource, Inc.	3,905	115,158
Public Service Enterprise Group, Inc.	4,804	303,997
Sempra Energy	3,025	454,567

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Veolia Environnement SA*	7,407	$183,248
WEC Energy Group, Inc.	3,036	305,543

		4,099,505

Water Utilities (0.1%)
American Water Works Co., Inc.	1,749	260,199
Severn Trent plc	2,761	91,428
United Utilities Group plc	7,525	93,469

		445,096

Total Utilities		14,887,098

Total Common Stocks (59.0%) (Cost $344,153,789)		460,957,461

EXCHANGE TRADED FUND (ETF):
Equity (3.4%)
SPDR S&P MidCap 400 ETF Trust (x)	63,207	26,135,462

Total Exchange Traded Fund (3.4%) (Cost $20,411,700)		26,135,462

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (0.7%)
FHLB
2.500%, 2/13/24	$295,000	292,910
3.250%, 11/16/28	745,000	749,110
FHLMC 2.750%, 6/19/23	1,485,000	1,481,093
FNMA
2.875%, 9/12/23	1,692,000	1,691,520
1.875%, 9/24/26	1,297,000	1,234,421

Total U.S. Government Agency Securities		5,449,054

U.S. Treasury Obligations (32.1%)
U.S. Treasury Bonds 6.125%, 11/15/27	504,000	579,917
U.S. Treasury Notes 0.250%, 9/30/23	28,023,600	27,113,279
2.750%, 11/15/23	1,029,600	1,026,744
2.125%, 11/30/23	2,112,000	2,088,487
2.250%, 12/31/23	12,384,700	12,259,160
2.500%, 1/31/24	989,100	982,197
2.125%, 3/31/24	1,643,000	1,619,574
2.250%, 4/30/24	1,313,000	1,296,793
2.000%, 5/31/24	4,685,400	4,603,373
2.375%, 8/15/24	5,477,000	5,408,537
2.250%, 11/15/24	7,098,000	6,982,657
1.500%, 11/30/24	1,024,000	988,542
2.000%, 2/15/25	11,889,500	11,592,262
0.500%, 3/31/25	2,907,000	2,715,550
2.125%, 5/15/25	6,405,600	6,254,252
0.250%, 7/31/25	5,820,700	5,349,132
0.250%, 8/31/25	4,564,000	4,183,191
0.250%, 9/30/25	2,489,600	2,276,649
2.250%, 11/15/25	1,027,500	1,001,812
0.375%, 12/31/25	2,383,100	2,173,834
0.375%, 1/31/26	4,578,300	4,166,969
1.625%, 2/15/26	5,790,500	5,510,475
0.500%, 2/28/26	2,080,300	1,898,274
0.750%, 4/30/26	2,137,700	1,961,913
0.750%, 5/31/26	4,226,400	3,871,779
0.750%, 8/31/26	4,529,600	4,128,573
0.875%, 9/30/26	46,067,500	42,130,171
2.000%, 11/15/26	12,962,400	12,409,473
1.250%, 12/31/26	4,064,300	3,762,018
1.500%, 1/31/27	3,846,200	3,596,167
2.250%, 2/15/27	4,750,400	4,586,363
1.875%, 2/28/27	3,489,800	3,317,697
2.375%, 5/15/27	10,030,500	9,723,316
2.250%, 8/15/27	2,442,500	2,349,189
2.250%, 11/15/27	1,897,800	1,822,185
2.750%, 2/15/28	1,064,000	1,046,959
2.875%, 5/15/28	1,186,000	1,174,055
3.125%, 11/15/28	1,160,900	1,165,163
2.625%, 2/15/29	1,585,100	1,545,844
2.375%, 5/15/29	4,216,300	4,045,342
1.625%, 8/15/29	2,150,000	1,961,203
1.750%, 11/15/29	1,913,800	1,759,500
1.500%, 2/15/30	1,323,900	1,191,200
0.625%, 5/15/30	2,574,800	2,152,171
0.625%, 8/15/30	2,614,600	2,172,978
0.875%, 11/15/30	2,770,000	2,344,329
1.125%, 2/15/31	2,642,700	2,276,851
1.625%, 5/15/31	3,247,100	2,909,199
1.250%, 8/15/31	15,571,900	13,442,930
1.375%, 11/15/31	2,185,600	1,901,131
1.875%, 2/15/32	4,552,100	4,135,298

Total U.S. Treasury Obligations		250,954,657

Total Long-Term Debt Securities (32.8%) (Cost $272,303,726)		256,403,711

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.2%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	5,000,000	5,000,000
JPMorgan Prime Money Market Fund, IM Shares	4,490,145	4,491,044

Total Investment Companies		9,491,044

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.5%)
Deutsche Bank Securities, Inc., 1.45%, dated 6/30/22, due 7/1/22, repurchase price $2,704,972, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $2,758,961. (xx)	$2,704,863	2,704,863

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
ING Financial Markets LLC, 1.46%, dated 6/30/22, due 7/1/22, repurchase price $5,000,203, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.375%, maturing 7/31/22-5/15/44; total market value $5,100,002. (xx)	$5,000,000	$5,000,000
MetLife, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $3,000,125, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-11/15/47; total market value $3,061,352. (xx)	3,000,000	3,000,000
National Bank of Canada, 1.70%, dated 6/30/22, due 7/7/22, repurchase price $1,000,331, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 11/3/22-2/15/51; total market value $1,102,807. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		11,704,863

Total Short-Term Investments (2.7%) (Cost $21,193,243)		21,195,907

Total Investments in Securities (97.9%) (Cost $658,062,458)		764,692,541
Other Assets Less Liabilities (2.1%)		16,008,122

Net Assets (100%)		$780,700,663

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2022, the market value of these securities amounted to $2,404,748 or 0.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $20,030,076. This was collateralized by $4,132,836 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/14/22 – 5/15/52 and by cash of $16,704,863 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CHDI	— Clearing House Electronic Subregister System
(CHESS)	Depository Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
EUR	— European Currency Unit
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

Country Diversification As a Percentage of Total Net Assets
Australia	1.7%
Austria	0.1
Belgium	0.2
Brazil	0.0	#
Chile	0.0	#
China	0.2
Denmark	0.5
Finland	0.2
France	2.1
Germany	1.5
Hong Kong	0.6
Ireland	0.1
Israel	0.1
Italy	0.4
Japan	4.4
Jordan	0.0	#
Luxembourg	0.0	#
Macau	0.0	#
Netherlands	1.0
New Zealand	0.0	#
Norway	0.2
Portugal	0.0	#
Singapore	0.3
South Africa	0.1
South Korea	0.0	#
Spain	0.5
Sweden	0.6
Switzerland	1.3
United Arab Emirates	0.0	#
United Kingdom	2.6
United States	79.2
Cash and Other	2.1

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Futures contracts outstanding as of June 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	9	9/2022	EUR	324,540	2,163
MSCI EAFE E-Mini Index	9	9/2022	USD	835,470	(5,768)
Russell 2000 E-Mini Index	307	9/2022	USD	26,217,800	(2,626,653)
SPI 200 Index	34	9/2022	AUD	3,790,749	(43,377)

					(2,673,635)

Short Contracts
FTSE 100 Index	(70)	9/2022	GBP	(6,067,875)	(22,355)
S&P 500 E-Mini Index	(131)	9/2022	USD	(24,821,225)	728,253
TOPIX Index	(34)	9/2022	JPY	(4,687,279)	188,907
U.S. Treasury 2 Year Note	(137)	9/2022	USD	(28,772,141)	75,524
U.S. Treasury 5 Year Note	(54)	9/2022	USD	(6,061,500)	31,433
U.S. Treasury 10 Year Note	(243)	9/2022	USD	(28,803,094)	183,073

					1,184,835

					(1,488,800)

Forward Foreign Currency Contracts outstanding as of June 30, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CHF	778,000	USD	800,164	Bank of America	7/13/2022	15,168
CHF	1,240,000	USD	1,247,072	HSBC Bank plc	7/13/2022	52,428
CHF	12,005,131	USD	12,519,341	Morgan Stanley	7/13/2022	61,847
USD	18,030,431	CHF	16,768,008	HSBC Bank plc	7/13/2022	457,824
USD	1,059,697	JPY	136,543,014	JPMorgan Chase Bank	7/15/2022	52,762
USD	23,044,065	JPY	3,010,907,826	Morgan Stanley	7/15/2022	840,168
AUD	12,667,003	USD	8,730,756	HSBC Bank plc	7/21/2022	13,516
AUD	4,336,215	USD	2,992,072	Morgan Stanley	7/21/2022	1,299
USD	9,988,270	AUD	14,207,450	HSBC Bank plc	7/21/2022	180,599
USD	2,614,432	AUD	3,647,712	Morgan Stanley	7/21/2022	96,347
USD	20,665,967	EUR	19,553,472	Deutsche Bank AG	7/28/2022	143,125
USD	3,783,747	EUR	3,520,200	JPMorgan Chase Bank	7/28/2022	89,032
USD	678,982	EUR	641,139	Morgan Stanley	7/28/2022	6,059
GBP	1,357,000	USD	1,652,620	HSBC Bank plc	8/25/2022	891
USD	26,774,624	GBP	21,340,177	Bank of America	8/25/2022	771,524
USD	419,325	NZD	649,607	JPMorgan Chase Bank	8/26/2022	13,846
NOK	98,015,790	USD	9,805,158	Bank of America	9/22/2022	163,984
NOK	26,251,241	USD	2,641,507	Morgan Stanley	9/22/2022	28,495

Total unrealized appreciation						2,988,914

USD	8,043,919	CHF	7,987,868	HSBC Bank plc	7/13/2022	(327,241)
USD	1,145,489	CHF	1,098,101	JPMorgan Chase Bank	7/13/2022	(5,304)
USD	804,734	CHF	783,769	Morgan Stanley	7/13/2022	(16,643)
JPY	624,705,637	USD	4,893,063	Bank of America	7/15/2022	(286,180)
JPY	907,593,555	USD	7,156,053	Goldman Sachs Bank USA	7/15/2022	(463,017)
JPY	2,953,122,250	USD	22,790,620	HSBC Bank plc	7/15/2022	(1,012,861)
AUD	8,672,703	USD	6,229,949	JPMorgan Chase Bank	7/21/2022	(243,018)
AUD	6,302,889	USD	4,477,501	Morgan Stanley	7/21/2022	(126,498)
EUR	11,840,758	USD	12,539,747	Citibank NA	7/28/2022	(111,979)
EUR	3,324,621	USD	3,526,021	HSBC Bank plc	7/28/2022	(36,582)
USD	4,864,519	EUR	4,650,623	HSBC Bank plc	7/28/2022	(16,660)
GBP	4,968,020	USD	6,091,389	Morgan Stanley	8/25/2022	(37,835)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
NZD	6,574,356	USD	4,129,920	HSBC Bank plc	8/26/2022	(26,268)
NZD	649,607	USD	407,957	JPMorgan Chase Bank	8/26/2022	(2,479)
SEK	123,748,880	USD	12,144,864	UBS AG	9/22/2022	(6,326)
USD	657,732	SEK	6,718,202	HSBC Bank plc	9/22/2022	(1,257)

Total unrealized depreciation						(2,720,148)

Net unrealized appreciation						268,766

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$27,503,152	$7,456,230	$—		$34,959,382
Consumer Discretionary	32,353,414	17,415,839	—		49,769,253
Consumer Staples	21,570,785	16,684,243	—		38,255,028
Energy	13,368,520	7,217,457	—		20,585,977
Financials	33,325,022	27,189,695	—		60,514,717
Health Care	46,579,989	21,219,379	—	(b)	67,799,368
Industrials	24,189,200	22,646,292	—		46,835,492
Information Technology	82,639,023	11,794,834	—		94,433,857
Materials	7,968,480	11,561,245	—		19,529,725
Real Estate	9,012,320	4,375,244	—		13,387,564
Utilities	9,528,541	5,358,557	—		14,887,098
Exchange Traded Fund	26,135,462	—	—		26,135,462
Forward Currency Contracts	—	2,988,914	—		2,988,914
Futures	1,209,353	—	—		1,209,353
Short-Term Investments
Investment Companies	9,491,044	—	—		9,491,044
Repurchase Agreements	—	11,704,863	—		11,704,863
U.S. Government Agency Securities	—	5,449,054	—		5,449,054
U.S. Treasury Obligations	—	250,954,657	—		250,954,657

Total Assets	$344,874,305	$424,016,503	$—		$768,890,808

Liabilities:
Forward Currency Contracts	$—	$(2,720,148)	$—		$(2,720,148)
Futures	(2,698,153)	—	—		(2,698,153)

Total Liabilities	$(2,698,153)	$(2,720,148)	$—		$(5,418,301)

Total	$342,176,152	$421,296,355	$—		$763,472,507

(a)	A security with a market value of $31,377 transferred from Level 3 to Level 2 at the end of the period due to observable market inputs.
(b)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$290,030	*
Foreign exchange contracts	Receivables	2,988,914
Equity contracts	Receivables, Net assets – Unrealized appreciation	919,323	*

Total		$4,198,267

	Liability Derivatives
Foreign exchange contracts	Payables	$(2,720,148)
Equity contracts	Payables, Net assets – Unrealized depreciation	(2,698,153	)*

Total		$(5,418,301)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$2,973,939	$—	$2,973,939
Foreign exchange contracts	—	(4,816,260)	(4,816,260)
Equity contracts	(6,651,694)	—	(6,651,694)

Total	$(3,677,755)	$(4,816,260)	$(8,494,015)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$286,321	$—	$286,321
Foreign exchange contracts	—	1,387,553	1,387,553
Equity contracts	(3,272,044)	—	(3,272,044)

Total	$(2,985,723)	$1,387,553	$(1,598,170)

^ This Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $228,279,000 and futures contracts with an average notional balance of approximately $136,387,000 during the six months ended June 30, 2022.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2022:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$950,676	$(286,180)	$—	$664,496
Deutsche Bank AG	143,125	—	—	143,125
HSBC Bank plc	705,258	(705,258)	—	—
JPMorgan Chase Bank	155,640	(155,640)	—	—
Morgan Stanley	1,034,215	(180,976)	—	853,239

Total	$2,988,914	$(1,328,054)	$—	$1,660,860

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$286,180	$(286,180)	$—	$—
Citibank NA	111,979	—	—	111,979
Goldman Sachs Bank USA	463,017	—	—	463,017
HSBC Bank plc	1,420,869	(705,258)	—	715,611
JPMorgan Chase Bank	250,801	(155,640)	—	95,161
Morgan Stanley	180,976	(180,976)	—	—
UBS AG	6,326	—	—	6,326

Total	$2,720,148	$(1,328,054)	$—	$1,392,094

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$43,283,515
Long-term U.S. government debt securities	31,803,254

$75,086,769

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$13,510,487
Long-term U.S. government debt securities	31,113,241

$44,623,728

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$160,028,319
Aggregate gross unrealized depreciation	(56,560,318)

Net unrealized appreciation	$103,468,001

Federal income tax cost of investments in securities and derivative instruments, if applicable	$660,004,506

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $646,357,595)	$752,987,678
Repurchase Agreements (Cost $11,704,863)	11,704,863
Cash	18,713,000
Foreign cash (Cost $805,194)	763,463
Cash held as collateral at broker for futures	10,600,000
Receivable for securities sold	5,481,848
Unrealized appreciation on forward foreign currency contracts	2,988,914
Dividends, interest and other receivables	1,893,960
Receivable for Portfolio shares sold	226,218
Securities lending income receivable	8,072
Other assets	9,296

Total assets	805,377,312

LIABILITIES
Payable for return of collateral on securities loaned	16,704,863
Payable for securities purchased	4,179,658
Unrealized depreciation on forward foreign currency contracts	2,720,148
Investment management fees payable	490,077
Due to broker for futures variation margin	293,629
Distribution fees payable – Class IB	164,020
Administrative fees payable	80,493
Payable for Portfolio shares redeemed	16,738
Accrued expenses	27,023

Total liabilities	24,676,649

NET ASSETS	$780,700,663

Net assets were comprised of:
Paid in capital	$713,225,578
Total distributable earnings (loss)	67,475,085

Net assets	$780,700,663

Class IB
Net asset value, offering and redemption price per share, $780,700,663 / 68,501,222 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.40

(x)	Includes value of securities on loan of $20,030,076.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (net of $372,940 foreign withholding tax)	$6,442,242
Interest	1,584,533
Securities lending (net)	51,871

Total income	8,078,646

EXPENSES
Investment management fees	3,150,402
Distribution fees – Class IB	1,058,729
Administrative fees	507,527
Professional fees	40,778
Custodian fees	34,381
Printing and mailing expenses	21,126
Trustees’ fees	13,197
Miscellaneous	13,295

Total expenses	4,839,435

NET INVESTMENT INCOME (LOSS)	3,239,211

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(164,656)
Futures contracts	(3,677,755)
Forward foreign currency contracts	(4,816,260)
Foreign currency transactions	40,447

Net realized gain (loss)	(8,618,224)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(143,125,753)
Futures contracts	(2,985,723)
Forward foreign currency contracts	1,387,553
Foreign currency translations	(78,272)

Net change in unrealized appreciation (depreciation)	(144,802,195)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(153,420,419)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(150,181,208)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,239,211	$3,557,673
Net realized gain (loss)	(8,618,224)	53,686,446
Net change in unrealized appreciation (depreciation)	(144,802,195)	61,427,518

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(150,181,208)	118,671,637

Distributions to shareholders:
Class IB	—	(18,493,016)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,917,877 and 3,362,603 shares, respectively ]	23,922,036	44,703,532
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,388,921 shares, respectively ]	—	18,493,016
Capital shares repurchased [ (1,711,947) and (3,018,071) shares, respectively ]	(20,901,652)	(39,246,974)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,020,384	23,949,574

TOTAL INCREASE (DECREASE) IN NET ASSETS	(147,160,824)	124,128,195
NET ASSETS:
Beginning of period	927,861,487	803,733,292

End of period	$780,700,663	$927,861,487

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021		2020		2019		2018		2017
Net asset value, beginning of period	$13.59		$12.07		$11.82		$10.19		$11.12		$9.92

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.05		0.06		0.13		0.11		0.07
Net realized and unrealized gain (loss)	(2.24)		1.74		0.38		1.68		(0.87)		1.38

Total from investment operations	(2.19)		1.79		0.44		1.81		(0.76)		1.45

Less distributions:
Dividends from net investment income	—		(0.07)		(0.12)		(0.10)		(0.11)		(0.10)
Distributions from net realized gains	—		(0.20)		(0.07)		(0.08)		(0.06)		(0.15)

Total dividends and distributions	—		(0.27)		(0.19)		(0.18)		(0.17)		(0.25)

Net asset value, end of period	$11.40		$13.59		$12.07		$11.82		$10.19		$11.12

Total return (b)	(16.11)%		14.94%		3.73%		17.80%		(6.92)%		14.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$780,701		$927,861		$803,733		$767,339		$602,294		$534,424
Ratio of expenses to average net assets (a)(f)	1.14	%(j)	1.14	%(k)	1.17	%(m)	1.17	%(m)	1.16	%(m)	1.18	%(m)
Ratio of net investment income (loss) to average net assets (a)(f)	0.77%		0.41%		0.56%		1.17%		0.99%		0.70%
Portfolio turnover rate^	5	%(z)	31%		17%		5%		7%		11%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.16% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.20% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
U.S. Treasury Obligations	42.2%
Information Technology	10.8
Health Care	7.9
Financials	7.2
Consumer Discretionary	5.8
Industrials	5.6
Consumer Staples	4.5
Communication Services	4.0
U.S. Government Agency Securities	2.8
Energy	2.4
Materials	2.3
Utilities	1.7
Real Estate	1.6
Repurchase Agreements	0.4
Cash and Other	0.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$852.30	$5.08
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.31	5.54

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.11%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.0%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.	135,888	$2,848,212
BT Group plc	171,397	388,934
Cellnex Telecom SA (m)	13,406	522,249
Deutsche Telekom AG (Registered)	79,950	1,587,380
Elisa OYJ	3,552	199,656
HKT Trust & HKT Ltd.	92,168	123,849
Infrastrutture Wireless Italiane SpA (m)	8,190	83,321
Koninklijke KPN NV	80,567	287,392
Lumen Technologies, Inc.	17,535	191,307
Nippon Telegraph & Telephone Corp.	29,484	846,551
Orange SA	49,211	578,713
Proximus SADP	3,707	54,654
Singapore Telecommunications Ltd.	203,681	371,168
Spark New Zealand Ltd.	45,560	136,564
Swisscom AG (Registered)	641	354,811
Telecom Italia SpA*	242,840	63,630
Telefonica Deutschland Holding AG	25,372	72,871
Telefonica SA*	4,112	20,951
Telefonica SA (SIGMA X MTF Stock Exchange)	127,480	649,737
Telenor ASA	17,053	227,164
Telia Co. AB	64,785	248,216
Telstra Corp. Ltd.	100,991	268,254
United Internet AG (Registered)	2,364	67,459
Verizon Communications, Inc.	79,885	4,054,164

		14,247,207

Entertainment (0.6%)
Activision Blizzard, Inc.	14,825	1,154,274
Bollore SE	21,550	100,535
Capcom Co. Ltd.	4,382	106,490
Electronic Arts, Inc.	5,351	650,949
Embracer Group AB (x)*	15,757	120,277
Koei Tecmo Holdings Co. Ltd.	1,483	47,909
Konami Group Corp.	2,301	127,438
Live Nation Entertainment, Inc.*	2,571	212,313
Netflix, Inc.*	8,448	1,477,302
Nexon Co. Ltd. (x)	12,195	249,863
Nintendo Co. Ltd.	2,728	1,179,021
Sea Ltd. (ADR)*	8,845	591,377
Square Enix Holdings Co. Ltd.	2,121	94,011
Take-Two Interactive Software, Inc.*	2,196	269,076
Toho Co. Ltd.	2,817	101,902
Ubisoft Entertainment SA*	2,384	105,305
Universal Music Group NV	17,905	361,756
Walt Disney Co. (The)*	34,645	3,270,488
Warner Bros Discovery, Inc.*	42,081	564,727

		10,785,013

Interactive Media & Services (1.9%)
Adevinta ASA*	7,102	51,695
Alphabet, Inc., Class A*	5,723	12,471,905
Alphabet, Inc., Class C*	5,286	11,562,861
Auto Trader Group plc (m)	23,170	156,681
Kakaku.com, Inc.	3,209	52,991
Match Group, Inc.*	5,387	375,420
Meta Platforms, Inc., Class A*	43,940	7,085,325
REA Group Ltd.	1,351	104,149
Scout24 SE (m)	2,037	104,658
SEEK Ltd.	8,194	118,905
Twitter, Inc.*	15,216	568,926
Z Holdings Corp.	65,273	190,961

		32,844,477

Media (0.4%)
Charter Communications, Inc., Class A*	2,268	1,062,626
Comcast Corp., Class A	86,084	3,377,936
CyberAgent, Inc.	10,603	105,694
Dentsu Group, Inc. (x)	5,405	162,464
DISH Network Corp., Class A*	4,752	85,203
Fox Corp., Class A	6,010	193,281
Fox Corp., Class B	2,774	82,388
Hakuhodo DY Holdings, Inc.	5,646	51,862
Informa plc*	36,632	236,075
Interpublic Group of Cos., Inc. (The)	7,490	206,200
News Corp., Class A	7,438	115,884
News Corp., Class B	2,304	36,611
Omnicom Group, Inc.	3,977	252,977
Paramount Global, Class B (x)	11,545	284,931
Pearson plc	16,810	153,540
Publicis Groupe SA*	5,647	278,785
Vivendi SE	17,774	181,394
WPP plc	28,024	281,620

		7,149,471

Wireless Telecommunication Services (0.3%)
KDDI Corp.	39,786	1,258,097
SoftBank Corp.	70,850	786,364
SoftBank Group Corp.	29,750	1,149,728
Tele2 AB, Class B	14,001	159,526
T-Mobile US, Inc.*	11,173	1,503,216
Vodafone Group plc	661,989	1,021,213

		5,878,144

Total Communication Services		70,904,312

Consumer Discretionary (5.8%)
Auto Components (0.2%)
Aisin Corp.	3,716	115,133
Aptiv plc*	5,148	458,532
BorgWarner, Inc.	4,563	152,267
Bridgestone Corp. (x)	14,084	514,164
Cie Generale des Etablissements Michelin SCA	16,736	460,193
Continental AG	2,747	191,430
Denso Corp.	10,690	568,621
Koito Manufacturing Co. Ltd.	2,666	84,693
Sumitomo Electric Industries Ltd.	17,625	194,923
Valeo	5,086	99,548

		2,839,504

Automobiles (1.3%)
Bayerische Motoren Werke AG	8,167	628,754
Bayerische Motoren Werke AG (Preference) (q)	1,469	104,068
Ferrari NV	3,110	573,612
Ford Motor Co.	74,849	833,069
General Motors Co.*	27,650	878,164

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Honda Motor Co. Ltd.	40,214	$972,758
Isuzu Motors Ltd.	14,111	155,579
Mazda Motor Corp.	13,805	113,049
Mercedes-Benz Group AG	19,792	1,145,361
Nissan Motor Co. Ltd.	56,519	220,295
Porsche Automobil Holding SE (Preference) (q)	3,795	251,031
Renault SA*	4,684	118,542
Stellantis NV (Euronext Paris)	44,032	551,520
Stellantis NV (Italian Stock Exchange)	10,059	125,271
Subaru Corp.	14,995	266,757
Suzuki Motor Corp.	9,086	285,868
Tesla, Inc.*	15,930	10,727,581
Toyota Motor Corp.	261,585	4,028,593
Volkswagen AG	791	144,155
Volkswagen AG (Preference) (q)	4,523	603,979
Volvo Car AB, Class B (x)*	14,699	97,592
Yamaha Motor Co. Ltd. (x)	7,228	132,551

		22,958,149

Distributors (0.1%)
D’ieteren Group	614	89,953
Genuine Parts Co.	2,710	360,430
LKQ Corp.	5,103	250,506
Pool Corp.	763	267,989

		968,878

Diversified Consumer Services (0.0%)†
IDP Education Ltd. (x)	5,087	83,511

Hotels, Restaurants & Leisure (0.9%)
Accor SA*	4,148	113,920
Aristocrat Leisure Ltd.	14,897	353,796
Booking Holdings, Inc.*	781	1,365,961
Caesars Entertainment, Inc.*	4,068	155,804
Carnival Corp. (x)*	15,391	133,132
Chipotle Mexican Grill, Inc.*	535	699,384
Compass Group plc	44,012	901,051
Darden Restaurants, Inc.	2,430	274,882
Domino’s Pizza Enterprises Ltd.	1,476	69,222
Domino’s Pizza, Inc.	692	269,679
Entain plc*	14,573	221,133
Evolution AB (m)	4,511	410,722
Expedia Group, Inc.*	2,859	271,119
Flutter Entertainment plc*	4,116	416,691
Galaxy Entertainment Group Ltd.	53,768	321,750
Genting Singapore Ltd.	146,650	76,122
Hilton Worldwide Holdings, Inc.	5,304	591,078
InterContinental Hotels Group plc	4,547	241,068
La Francaise des Jeux SAEM (m)	2,591	90,265
Las Vegas Sands Corp.*	6,542	219,746
Lottery Corp. Ltd. (The)*	54,245	169,241
Marriott International, Inc., Class A	5,206	708,068
McDonald’s Corp.	14,220	3,510,634
McDonald’s Holdings Co. Japan Ltd.	2,132	77,617
MGM Resorts International	7,167	207,485
Norwegian Cruise Line Holdings Ltd. (x)*	7,933	88,215
Oriental Land Co. Ltd.	4,935	687,285
Penn National Gaming, Inc.*	3,161	96,158
Royal Caribbean Cruises Ltd.*	4,267	148,961
Sands China Ltd.*	59,153	144,444
Sodexo SA	2,222	157,671
Starbucks Corp.	21,889	1,672,101
Whitbread plc	5,068	153,109
Wynn Resorts Ltd.*	2,003	114,131
Yum! Brands, Inc.	5,499	624,191

		15,755,836

Household Durables (0.3%)
Barratt Developments plc	24,915	138,880
Berkeley Group Holdings plc*	2,830	128,405
DR Horton, Inc.	6,136	406,142
Electrolux AB, Class B	5,496	74,027
Garmin Ltd.	2,891	284,041
Iida Group Holdings Co. Ltd.	3,556	54,773
Lennar Corp., Class A	4,974	351,015
Mohawk Industries, Inc.*	1,044	129,550
Newell Brands, Inc.	7,205	137,183
NVR, Inc.*	62	248,257
Open House Group Co. Ltd.	2,025	80,656
Panasonic Holdings Corp.	54,476	440,687
Persimmon plc	7,954	180,555
PulteGroup, Inc.	4,732	187,529
SEB SA	615	59,335
Sekisui Chemical Co. Ltd.	9,101	124,672
Sekisui House Ltd.	15,231	266,567
Sharp Corp.	6,037	46,724
Sony Group Corp.	31,107	2,542,183
Taylor Wimpey plc	88,873	126,333
Whirlpool Corp.	1,123	173,919

		6,181,433

Internet & Direct Marketing Retail (1.1%)
Amazon.com, Inc.*	166,540	17,688,213
Delivery Hero SE (m)(x)*	4,115	154,252
eBay, Inc.	11,912	496,373
Etsy, Inc.*	2,413	176,656
Just Eat Takeaway.com NV (m)*	4,404	70,420
Prosus NV*	20,460	1,352,167
Rakuten Group, Inc.	21,124	95,382
Zalando SE (m)*	5,553	145,237
ZOZO, Inc.	3,012	54,336

		20,233,036

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	4,929	348,246
Hasbro, Inc.	2,468	202,080
Shimano, Inc.	1,830	309,560
Yamaha Corp.	3,465	142,623

		1,002,509

Multiline Retail (0.2%)
Dollar General Corp.	4,409	1,082,145
Dollar Tree, Inc.*	4,281	667,194
Next plc	3,301	235,686
Pan Pacific International Holdings Corp. (x)	9,388	149,895
Target Corp.	9,117	1,287,594
Wesfarmers Ltd.	27,976	809,746

		4,232,260

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Specialty Retail (0.8%)
Advance Auto Parts, Inc.	1,187	$205,458
AutoZone, Inc.*	393	844,604
Bath & Body Works, Inc.	4,904	132,016
Best Buy Co., Inc.	4,120	268,583
CarMax, Inc.*	3,077	278,407
Chow Tai Fook Jewellery Group Ltd.*	48,000	90,314
Fast Retailing Co. Ltd.	1,440	753,033
H & M Hennes & Mauritz AB, Class B (x)	17,799	212,798
Hikari Tsushin, Inc.	506	51,910
Home Depot, Inc. (The)	19,871	5,450,019
Industria de Diseno Textil SA	26,907	609,375
JD Sports Fashion plc*	62,855	88,401
Kingfisher plc	49,385	146,878
Lowe’s Cos., Inc.	12,821	2,239,444
Nitori Holdings Co. Ltd.	1,992	189,108
O’Reilly Automotive, Inc.*	1,282	809,916
Ross Stores, Inc.	6,724	472,227
TJX Cos., Inc. (The)	22,700	1,267,795
Tractor Supply Co.	2,166	419,879
Ulta Beauty, Inc.*	1,030	397,044
USS Co. Ltd.	5,271	91,115

		15,018,324

Textiles, Apparel & Luxury Goods (0.8%)
adidas AG	4,265	754,313
Burberry Group plc	9,869	197,431
Cie Financiere Richemont SA (Registered)	12,876	1,371,243
EssilorLuxottica SA	7,093	1,072,873
Hermes International	782	883,448
Kering SA	1,846	959,105
LVMH Moet Hennessy Louis Vuitton SE	6,848	4,226,128
Moncler SpA	5,113	220,872
NIKE, Inc., Class B	24,287	2,482,131
Pandora A/S	2,344	148,126
Puma SE	2,646	174,259
PVH Corp.	1,332	75,791
Ralph Lauren Corp.	881	78,982
Swatch Group AG (The)	727	172,509
Swatch Group AG (The) (Registered)	1,282	56,962
Tapestry, Inc.	5,024	153,332
VF Corp.	6,142	271,292

		13,298,797

Total Consumer Discretionary		102,572,237

Consumer Staples (4.5%)
Beverages (1.1%)
Anheuser-Busch InBev SA/NV	21,426	1,155,772
Asahi Group Holdings Ltd. (x)	11,256	368,959
Brown-Forman Corp., Class B	3,478	244,017
Budweiser Brewing Co. APAC Ltd. (m)	41,580	124,713
Carlsberg A/S, Class B	2,486	317,116
Coca-Cola Co. (The)	73,976	4,653,830
Coca-Cola Europacific Partners plc	5,094	262,901
Coca-Cola HBC AG*	4,899	108,777
Constellation Brands, Inc., Class A	3,127	728,779
Davide Campari-Milano NV	12,739	134,506
Diageo plc	57,115	2,464,044
Heineken Holding NV	2,487	181,908
Heineken NV	6,394	585,573
Ito En Ltd.	1,300	58,208
Keurig Dr Pepper, Inc.	14,080	498,291
Kirin Holdings Co. Ltd. (x)	20,302	319,964
Molson Coors Beverage Co., Class B	3,585	195,418
Monster Beverage Corp.*	7,149	662,712
PepsiCo, Inc.	26,326	4,387,491
Pernod Ricard SA	5,168	957,298
Remy Cointreau SA	583	102,670
Suntory Beverage & Food Ltd. (x)	3,453	130,611
Treasury Wine Estates Ltd.	17,592	137,733

		18,781,291

Food & Staples Retailing (0.8%)
Aeon Co. Ltd.	16,132	280,041
Carrefour SA	15,369	272,693
Coles Group Ltd.	32,959	405,351
Costco Wholesale Corp.	8,438	4,044,165
Endeavour Group Ltd.	32,688	170,862
HelloFresh SE*	4,161	134,645
J Sainsbury plc	42,635	105,907
Jeronimo Martins SGPS SA	6,901	149,996
Kesko OYJ, Class B	6,656	157,128
Kobe Bussan Co. Ltd.	3,712	90,866
Koninklijke Ahold Delhaize NV	25,795	672,262
Kroger Co. (The)	12,732	602,606
Ocado Group plc*	11,902	113,193
Seven & i Holdings Co. Ltd.	18,586	720,477
Sysco Corp.	9,656	817,960
Tesco plc	187,358	582,749
Walgreens Boots Alliance, Inc.	13,635	516,766
Walmart, Inc.	26,920	3,272,934
Welcia Holdings Co. Ltd.	2,216	44,400
Woolworths Group Ltd.	29,896	734,408

		13,889,409

Food Products (1.1%)
Ajinomoto Co., Inc.	11,575	281,670
Archer-Daniels-Midland Co.	10,648	826,285
Associated British Foods plc	8,682	167,837
Barry Callebaut AG (Registered)	90	201,569
Campbell Soup Co.	3,847	184,848
Chocoladefabriken Lindt & Spruengli AG	27	274,620
Chocoladefabriken Lindt & Spruengli AG (Registered)	3	314,551
Conagra Brands, Inc.	9,128	312,543
Danone SA	16,115	905,645
General Mills, Inc.	11,479	866,091
Hershey Co. (The)	2,767	595,348
Hormel Foods Corp.	5,369	254,276
J M Smucker Co. (The)	2,062	263,957
JDE Peet’s NV	2,446	69,829
Kellogg Co.	4,868	347,283
Kerry Group plc (London Stock Exchange), Class A	1,182	114,652

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Kerry Group plc (Turquoise Stock Exchange), Class A	2,745	$262,957
Kikkoman Corp.	3,587	190,513
Kraft Heinz Co. (The)	13,510	515,271
Lamb Weston Holdings, Inc.	2,763	197,444
McCormick & Co., Inc. (Non-Voting)	4,752	395,604
Meiji Holdings Co. Ltd.	2,825	138,695
Mondelez International, Inc., Class A	26,419	1,640,356
Mowi ASA	10,204	232,801
Nestle SA (Registered)	69,438	8,146,547
Nisshin Seifun Group, Inc.	4,803	56,233
Nissin Foods Holdings Co. Ltd.	1,543	106,524
Orkla ASA	18,304	146,511
Salmar ASA	1,453	102,514
Tyson Foods, Inc., Class A	5,565	478,924
WH Group Ltd. (m)	202,856	156,948
Wilmar International Ltd.	46,720	135,938
Yakult Honsha Co. Ltd.	3,165	182,716

		19,067,500

Household Products (0.7%)
Church & Dwight Co., Inc.	4,605	426,699
Clorox Co. (The)	2,342	330,175
Colgate-Palmolive Co.	16,039	1,285,366
Essity AB, Class B	15,033	392,493
Henkel AG & Co. KGaA	2,608	159,605
Henkel AG & Co. KGaA (Preference) (q)	4,417	272,087
Kimberly-Clark Corp.	6,409	866,176
Procter & Gamble Co. (The)	45,614	6,558,837
Reckitt Benckiser Group plc	17,633	1,324,433
Unicharm Corp.	9,972	333,867

		11,949,738

Personal Products (0.4%)
Beiersdorf AG	2,506	255,987
Estee Lauder Cos., Inc. (The), Class A	4,423	1,126,405
Kao Corp.	11,717	472,859
Kobayashi Pharmaceutical Co. Ltd. (x)	1,363	84,038
Kose Corp. (x)	822	74,846
L’Oreal SA	5,944	2,053,697
Shiseido Co. Ltd.	9,867	396,427
Unilever plc (Cboe Europe)	59,243	2,697,152
Unilever plc (London Stock Exchange)	3,928	178,780

		7,340,191

Tobacco (0.4%)
Altria Group, Inc.	34,694	1,449,168
British American Tobacco plc	53,702	2,301,533
Imperial Brands plc	22,271	497,778
Japan Tobacco, Inc. (x)	29,600	511,982
Philip Morris International, Inc.	29,492	2,912,040
Swedish Match AB	38,506	393,192

		8,065,693

Total Consumer Staples		79,093,822

Energy (2.4%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	17,234	497,545
Halliburton Co.	17,099	536,225
Schlumberger NV	26,705	954,971
Tenaris SA	11,508	147,848

		2,136,589

Oil, Gas & Consumable Fuels (2.3%)
Aker BP ASA (x)	3,193	110,337
Ampol Ltd.	5,807	136,468
APA Corp.	6,913	241,264
BP plc	480,306	2,262,187
Chevron Corp.	36,682	5,310,820
ConocoPhillips	24,781	2,225,582
Coterra Energy, Inc.	15,482	399,281
Devon Energy Corp.	11,981	660,273
Diamondback Energy, Inc.	3,241	392,647
ENEOS Holdings, Inc.	74,699	281,988
Eni SpA	62,257	739,600
EOG Resources, Inc.	11,134	1,229,639
Equinor ASA	24,107	838,572
Exxon Mobil Corp.	80,562	6,899,330
Galp Energia SGPS SA, Class B	12,216	143,196
Hess Corp.	5,246	555,761
Idemitsu Kosan Co. Ltd.	5,224	125,485
Inpex Corp.	25,653	276,862
Kinder Morgan, Inc.	37,108	621,930
Marathon Oil Corp.	14,815	333,041
Marathon Petroleum Corp.	11,018	905,790
Neste OYJ	10,436	462,412
Occidental Petroleum Corp.	16,884	994,130
OMV AG	3,677	172,679
ONEOK, Inc.	8,486	470,973
Phillips 66	8,903	729,957
Pioneer Natural Resources Co.	4,320	963,706
Repsol SA (x)	35,792	527,032
Santos Ltd.	79,367	404,608
Shell plc	187,643	4,896,635
TotalEnergies SE	61,218	3,226,922
Valero Energy Corp.	7,780	826,858
Washington H Soul Pattinson & Co. Ltd.	5,276	85,772
Williams Cos., Inc. (The)	23,121	721,606
Woodside Energy Group Ltd. (ASE Stock Exchange)	37,114	812,753
Woodside Energy Group Ltd. (London Stock Exchange)	9,250	195,915

		40,182,011

Total Energy		42,318,600

Financials (7.2%)
Banks (3.0%)
ABN AMRO Bank NV (CVA) (m)	10,309	115,901
Australia & New Zealand Banking Group Ltd.	69,157	1,052,221
Banco Bilbao Vizcaya Argentaria SA	164,475	746,499
Banco Espirito Santo SA (Registered) (r)*	26,714	—
Banco Santander SA	427,738	1,206,200

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Bank Hapoalim BM	31,318	$263,211
Bank Leumi Le-Israel BM	35,409	316,870
Bank of America Corp.	135,269	4,210,924
Barclays plc	413,330	773,818
BNP Paribas SA	27,413	1,305,214
BOC Hong Kong Holdings Ltd.	91,278	361,275
CaixaBank SA	108,047	375,998
Chiba Bank Ltd. (The)	12,903	70,538
Citigroup, Inc.	37,762	1,736,674
Citizens Financial Group, Inc.	8,487	302,901
Comerica, Inc.	2,487	182,496
Commerzbank AG*	26,257	183,970
Commonwealth Bank of Australia	42,092	2,627,463
Concordia Financial Group Ltd.	26,435	91,609
Credit Agricole SA	30,720	281,410
Danske Bank A/S	16,810	238,248
DBS Group Holdings Ltd.	44,680	956,349
DNB Bank ASA	22,946	412,964
Erste Group Bank AG	8,539	216,903
Fifth Third Bancorp	13,011	437,170
FinecoBank Banca Fineco SpA	14,864	179,182
First Republic Bank	3,411	491,866
Hang Seng Bank Ltd.	18,864	333,299
HSBC Holdings plc	499,557	3,259,028
Huntington Bancshares, Inc.	27,360	329,141
ING Groep NV	96,300	955,732
Intesa Sanpaolo SpA	407,394	765,979
Israel Discount Bank Ltd., Class A	30,513	159,753
Japan Post Bank Co. Ltd.	9,985	77,662
JPMorgan Chase & Co.	56,237	6,332,849
KBC Group NV	6,173	346,764
KeyCorp	17,675	304,540
Lloyds Banking Group plc	1,751,150	903,267
M&T Bank Corp.	3,410	543,520
Mediobanca Banca di Credito Finanziario SpA	14,650	127,529
Mitsubishi UFJ Financial Group, Inc.	294,862	1,577,657
Mizrahi Tefahot Bank Ltd.	3,796	126,304
Mizuho Financial Group, Inc.	59,503	676,624
National Australia Bank Ltd.	79,751	1,508,254
NatWest Group plc	137,826	366,639
Nordea Bank Abp (Aquis Stock Exchange)	1,774	15,629
Nordea Bank Abp (Turquoise Stock Exchange)	79,849	703,204
Oversea-Chinese Banking Corp. Ltd.	83,523	685,822
PNC Financial Services Group, Inc. (The)	7,992	1,260,898
Regions Financial Corp.	17,926	336,113
Resona Holdings, Inc.	53,302	199,689
Shizuoka Bank Ltd. (The)	10,861	65,258
Signature Bank	1,194	213,977
Skandinaviska Enskilda Banken AB, Class A	40,145	394,470
Societe Generale SA	19,569	429,177
Standard Chartered plc	63,786	480,936
Sumitomo Mitsui Financial Group, Inc.	32,206	956,486
Sumitomo Mitsui Trust Holdings, Inc.	8,389	258,467
SVB Financial Group*	1,118	441,599
Svenska Handelsbanken AB, Class A	35,547	304,044
Swedbank AB, Class A	22,399	283,391
Truist Financial Corp.	25,402	1,204,817
UniCredit SpA	52,166	500,218
United Overseas Bank Ltd.	29,110	551,113
US Bancorp	25,698	1,182,622
Wells Fargo & Co.	73,944	2,896,387
Westpac Banking Corp.	86,362	1,163,069
Zions Bancorp NA	2,885	146,847

		52,506,648

Capital Markets (1.5%)
3i Group plc	24,033	324,677
abrdn plc	53,147	103,552
Ameriprise Financial, Inc.	2,110	501,505
Amundi SA (m)	1,573	87,075
ASX Ltd.	4,805	271,182
Bank of New York Mellon Corp. (The)	14,078	587,193
BlackRock, Inc.	2,713	1,652,326
Cboe Global Markets, Inc.	2,029	229,662
Charles Schwab Corp. (The)	28,608	1,807,453
CME Group, Inc.	6,839	1,399,943
Credit Suisse Group AG (Registered)	65,385	372,303
Daiwa Securities Group, Inc.	33,534	149,845
Deutsche Bank AG (Registered)	50,980	444,216
Deutsche Boerse AG	4,687	783,921
EQT AB (x)	7,399	153,808
Euronext NV (m)	2,148	175,993
FactSet Research Systems, Inc.	719	276,506
Franklin Resources, Inc. (x)	5,351	124,732
Futu Holdings Ltd. (ADR) (x)*	1,465	76,488
Goldman Sachs Group, Inc. (The)	6,460	1,918,749
Hargreaves Lansdown plc	8,669	83,226
Hong Kong Exchanges & Clearing Ltd.	29,710	1,483,068
Intercontinental Exchange, Inc.	10,692	1,005,476
Invesco Ltd.	6,494	104,748
Japan Exchange Group, Inc.	12,414	179,285
Julius Baer Group Ltd.	5,492	253,731
London Stock Exchange Group plc	8,117	754,549
Lundin Energy MergerCo AB*	4,985	193,466
Macquarie Group Ltd.	8,991	1,021,859
MarketAxess Holdings, Inc.	724	185,351
Moody’s Corp.	3,078	837,124
Morgan Stanley	26,976	2,051,795
MSCI, Inc.	1,546	637,184
Nasdaq, Inc.	2,227	339,707
Nomura Holdings, Inc.	71,785	262,560
Northern Trust Corp.	3,954	381,482
Partners Group Holding AG	560	505,179
Raymond James Financial, Inc.	3,555	317,853
S&P Global, Inc.	6,740	2,271,784
SBI Holdings, Inc.	6,116	119,774
Schroders plc	3,029	98,629
Singapore Exchange Ltd.	21,147	144,157
St James’s Place plc	13,166	176,950
State Street Corp.	6,964	429,331
T. Rowe Price Group, Inc.	4,361	495,453

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
UBS Group AG (Registered)	86,761	$1,400,509

		27,175,359

Consumer Finance (0.2%)
American Express Co.	11,704	1,622,409
Capital One Financial Corp.	7,876	820,600
Discover Financial Services	5,480	518,298
Synchrony Financial	9,919	273,963

		3,235,270

Diversified Financial Services (0.7%)
Berkshire Hathaway, Inc., Class B*	34,850	9,514,747
Eurazeo SE	1,075	67,161
EXOR NV	2,711	170,149
Groupe Bruxelles Lambert SA	2,507	209,437
Industrivarden AB, Class A	3,178	71,591
Industrivarden AB, Class C	3,759	83,685
Investor AB, Class A (x)	12,412	223,021
Investor AB, Class B	44,941	739,634
Kinnevik AB, Class B*	5,901	95,183
L E Lundbergforetagen AB, Class B	1,852	75,365
M&G plc	63,363	150,176
Mitsubishi HC Capital, Inc.	16,009	73,900
ORIX Corp.	29,423	493,929
Sofina SA	398	81,404
Wendel SE	705	59,591

		12,108,973

Insurance (1.8%)
Admiral Group plc	4,434	121,189
Aegon NV	43,633	190,177
Aflac, Inc.	11,417	631,703
Ageas SA/NV	3,765	165,761
AIA Group Ltd.	298,402	3,277,693
Allianz SE (Registered)	10,076	1,923,449
Allstate Corp. (The)	5,340	676,738
American International Group, Inc.	15,800	807,854
Aon plc, Class A	4,087	1,102,182
Arthur J Gallagher & Co.	3,967	646,780
Assicurazioni Generali SpA	27,300	437,255
Assurant, Inc.	1,084	187,369
Aviva plc	69,300	338,563
AXA SA	47,786	1,085,929
Baloise Holding AG (Registered)	1,145	187,949
Brown & Brown, Inc.	4,462	260,313
Chubb Ltd.	8,197	1,611,366
Cincinnati Financial Corp.	2,852	339,331
Dai-ichi Life Holdings, Inc.	24,796	457,753
Everest Re Group Ltd.	749	209,930
Gjensidige Forsikring ASA	4,874	98,987
Globe Life, Inc.	1,768	172,327
Hannover Rueck SE	1,503	218,046
Hartford Financial Services Group, Inc. (The)	6,373	416,985
Insurance Australia Group Ltd.	60,078	180,889
Japan Post Holdings Co. Ltd.	60,411	431,627
Japan Post Insurance Co. Ltd.	4,804	76,884
Legal & General Group plc	147,271	429,896
Lincoln National Corp.	3,170	148,261
Loews Corp.	3,731	221,099
Marsh & McLennan Cos., Inc.	9,608	1,491,642
Medibank Pvt Ltd.	67,118	150,639
MetLife, Inc.	13,352	838,372
MS&AD Insurance Group Holdings, Inc.	10,982	336,694
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	3,456	812,156
NN Group NV	7,057	322,765
Phoenix Group Holdings plc	18,491	133,011
Poste Italiane SpA (m)	12,732	119,610
Principal Financial Group, Inc.	4,623	308,770
Progressive Corp. (The)	11,121	1,293,039
Prudential Financial, Inc.	7,193	688,226
Prudential plc	67,745	842,679
QBE Insurance Group Ltd.	35,984	301,950
Sampo OYJ, Class A	12,303	535,764
Sompo Holdings, Inc.	7,719	340,544
Suncorp Group Ltd.	30,771	233,325
Swiss Life Holding AG (Registered)	778	379,304
Swiss Re AG	7,440	576,971
T&D Holdings, Inc.	12,825	153,281
Tokio Marine Holdings, Inc.	15,485	902,381
Travelers Cos., Inc. (The)	4,590	776,307
Tryg A/S	8,993	202,061
W R Berkley Corp.	4,144	282,869
Willis Towers Watson plc	2,323	458,537
Zurich Insurance Group AG	3,712	1,615,662

		31,150,844

Total Financials		126,177,094

Health Care (7.9%)
Biotechnology (1.0%)
AbbVie, Inc.	33,641	5,152,455
Amgen, Inc.	10,719	2,607,933
Argenx SE*	1,194	442,693
Biogen, Inc.*	2,795	570,012
CSL Ltd.	11,883	2,207,961
Genmab A/S*	1,622	526,130
Gilead Sciences, Inc.	23,870	1,475,405
Grifols SA*	7,269	137,495
Incyte Corp.*	3,580	271,973
Moderna, Inc.*	6,712	958,809
Regeneron Pharmaceuticals, Inc.*	2,031	1,200,585
Swedish Orphan Biovitrum AB*	4,167	90,186
Vertex Pharmaceuticals, Inc.*	4,844	1,364,991

		17,006,628

Health Care Equipment & Supplies (1.3%)
Abbott Laboratories	33,649	3,655,964
ABIOMED, Inc.*	866	214,344
Alcon, Inc.	12,326	861,024
Align Technology, Inc.*	1,395	330,155
Asahi Intecc Co. Ltd.	5,197	78,350
Baxter International, Inc.	9,528	611,983
Becton Dickinson and Co.	5,419	1,335,946
BioMerieux	1,060	103,535
Boston Scientific Corp.*	27,116	1,010,613
Carl Zeiss Meditec AG	1,020	121,804
Cochlear Ltd.	1,636	224,532
Coloplast A/S, Class B	2,939	335,680
Cooper Cos., Inc. (The)	938	293,707
Demant A/S*	2,370	88,964

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Dentsply Sirona, Inc.	4,160	$148,637
Dexcom, Inc.*	7,376	549,733
DiaSorin SpA (x)	653	85,770
Edwards Lifesciences Corp.*	11,881	1,129,764
Fisher & Paykel Healthcare Corp. Ltd.	14,063	175,196
Getinge AB, Class B	5,574	128,916
GN Store Nord A/S	3,238	114,223
Hologic, Inc.*	4,757	329,660
Hoya Corp.	9,120	779,622
IDEXX Laboratories, Inc.*	1,614	566,078
Intuitive Surgical, Inc.*	6,808	1,366,434
Koninklijke Philips NV	21,803	473,069
Medtronic plc	25,586	2,296,344
Olympus Corp.	30,447	612,313
ResMed, Inc.	2,783	583,400
Sartorius AG (Preference) (q)	601	209,933
Siemens Healthineers AG (m)	6,959	353,750
Smith & Nephew plc	21,734	303,866
Sonova Holding AG (Registered)	1,325	421,975
STERIS plc	1,905	392,716
Straumann Holding AG (Registered)	2,750	330,805
Stryker Corp.	6,389	1,270,964
Sysmex Corp.	4,152	250,175
Teleflex, Inc.	891	219,052
Terumo Corp.	15,925	480,220
Zimmer Biomet Holdings, Inc.	3,975	417,613

		23,256,829

Health Care Providers & Services (1.3%)
AmerisourceBergen Corp.	2,865	405,340
Amplifon SpA	3,034	93,405
Cardinal Health, Inc.	5,272	275,567
Centene Corp.*	11,104	939,509
Cigna Corp.	6,145	1,619,330
CVS Health Corp.	24,976	2,314,276
DaVita, Inc.*	1,173	93,793
Elevance Health, Inc.	4,619	2,229,037
Fresenius Medical Care AG & Co. KGaA	5,081	253,766
Fresenius SE & Co. KGaA	10,352	313,668
HCA Healthcare, Inc.	4,557	765,849
Henry Schein, Inc.*	2,639	202,517
Humana, Inc.	2,446	1,144,899
Laboratory Corp. of America Holdings	1,772	415,286
McKesson Corp.	2,851	930,025
Molina Healthcare, Inc.*	1,111	310,647
NMC Health plc (r)*	3,800	—
Quest Diagnostics, Inc.	2,264	301,067
Ramsay Health Care Ltd.	4,554	230,310
Sonic Healthcare Ltd.	11,300	257,610
UnitedHealth Group, Inc.	17,923	9,205,791
Universal Health Services, Inc., Class B	1,391	140,088

		22,441,780

Health Care Technology (0.0%)†
M3, Inc.	10,914	314,006

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	5,716	678,889
Bachem Holding AG (Registered), Class B	755	52,478
Bio-Rad Laboratories, Inc., Class A*	411	203,445
Bio-Techne Corp.	748	259,287
Charles River Laboratories International, Inc.*	960	205,411
Danaher Corp.	12,109	3,069,874
Eurofins Scientific SE (x)	3,330	263,256
Illumina, Inc.*	2,974	548,287
IQVIA Holdings, Inc.*	3,635	788,759
Lonza Group AG (Registered)	1,837	979,532
Mettler-Toledo International, Inc.*	437	502,012
PerkinElmer, Inc.	2,401	341,470
QIAGEN NV*	5,735	269,332
Sartorius Stedim Biotech	690	218,452
Thermo Fisher Scientific, Inc.	7,498	4,073,513
Waters Corp.*	1,161	384,268
West Pharmaceutical Services, Inc.	1,410	426,342

		13,264,607

Pharmaceuticals (3.6%)
Astellas Pharma, Inc.	45,924	715,526
AstraZeneca plc	38,220	5,009,945
Bayer AG (Registered)	24,234	1,439,827
Bristol-Myers Squibb Co.	41,478	3,193,806
Catalent, Inc.*	3,408	365,644
Chugai Pharmaceutical Co. Ltd.	16,567	423,971
Daiichi Sankyo Co. Ltd.	43,225	1,091,163
Eisai Co. Ltd.	6,218	262,544
Eli Lilly and Co.	15,109	4,898,791
GSK plc	125,396	2,696,316
Hikma Pharmaceuticals plc	4,231	83,313
Ipsen SA	968	91,385
Johnson & Johnson	50,096	8,892,541
Kyowa Kirin Co. Ltd.	6,769	152,264
Merck & Co., Inc.	48,067	4,382,268
Merck KGaA	3,188	538,067
Nippon Shinyaku Co. Ltd.	1,231	74,905
Novartis AG (Registered)	54,045	4,571,769
Novo Nordisk A/S, Class B	41,538	4,610,359
Ono Pharmaceutical Co. Ltd.	9,167	235,340
Organon & Co.	4,825	162,844
Orion OYJ, Class B	2,711	121,090
Otsuka Holdings Co. Ltd.	9,645	342,678
Pfizer, Inc.	106,810	5,600,048
Recordati Industria Chimica e Farmaceutica SpA	2,660	116,228
Roche Holding AG	17,123	5,716,131
Roche Holding AG CHF 1	780	301,162
Sanofi	28,052	2,836,778
Shionogi & Co. Ltd.	6,533	330,251
Takeda Pharmaceutical Co. Ltd.	37,078	1,041,987
Teva Pharmaceutical Industries Ltd. (ADR)*	26,881	202,145
UCB SA	3,138	265,775
Viatris, Inc.	23,014	240,957
Vifor Pharma AG	1,123	194,691
Zoetis, Inc.	9,003	1,547,526

		62,750,035

Total Health Care		139,033,885

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (5.6%)
Aerospace & Defense (0.9%)
Airbus SE	14,543	$1,427,945
BAE Systems plc	77,312	781,944
Boeing Co. (The)*	10,428	1,425,716
Dassault Aviation SA	640	99,910
Elbit Systems Ltd.	672	154,032
General Dynamics Corp.	4,386	970,402
Howmet Aerospace, Inc.	7,222	227,132
Huntington Ingalls Industries, Inc.	762	165,979
Kongsberg Gruppen ASA	2,206	79,370
L3Harris Technologies, Inc.	3,734	902,508
Lockheed Martin Corp.	4,612	1,982,976
MTU Aero Engines AG	1,328	241,739
Northrop Grumman Corp.	2,792	1,336,167
Raytheon Technologies Corp.	28,398	2,729,332
Rheinmetall AG	1,075	248,235
Rolls-Royce Holdings plc*	203,930	206,238
Safran SA	8,431	843,414
Singapore Technologies Engineering Ltd.	37,165	109,352
Textron, Inc.	4,195	256,189
Thales SA	2,640	323,839
TransDigm Group, Inc.*	1,003	538,280

		15,050,699

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	2,474	250,789
Deutsche Post AG (Registered)	24,451	916,065
DSV A/S	4,736	663,128
Expeditors International of Washington, Inc.	3,224	314,211
FedEx Corp.	4,639	1,051,708
SG Holdings Co. Ltd.	7,108	120,007
United Parcel Service, Inc., Class B	13,875	2,532,743
Yamato Holdings Co. Ltd.	7,081	113,167

		5,961,818

Airlines (0.1%)
Alaska Air Group, Inc.*	2,396	95,960
American Airlines Group, Inc. (x)*	12,326	156,294
ANA Holdings, Inc.*	3,852	71,021
Delta Air Lines, Inc.*	12,179	352,826
Deutsche Lufthansa AG (Registered) (x)*	14,567	84,960
Japan Airlines Co. Ltd.*	3,459	60,601
Qantas Airways Ltd.*	22,523	69,554
Singapore Airlines Ltd.*	31,844	117,063
Southwest Airlines Co.*	11,272	407,145
United Airlines Holdings, Inc.*	6,162	218,258

		1,633,682

Building Products (0.3%)
A O Smith Corp.	2,501	136,755
AGC, Inc. (x)	4,795	168,716
Allegion plc	1,707	167,115
Assa Abloy AB, Class B	24,724	529,092
Carrier Global Corp.	16,280	580,545
Cie de Saint-Gobain	12,330	535,596
Daikin Industries Ltd.	6,146	986,407
Fortune Brands Home & Security, Inc.	2,583	154,670
Geberit AG (Registered)	885	425,663
Johnson Controls International plc	13,370	640,156
Kingspan Group plc	3,819	229,749
Lixil Corp.	7,342	137,595
Masco Corp.	4,566	231,040
Nibe Industrier AB, Class B	37,382	281,021
ROCKWOOL A/S, Class B	223	50,417
TOTO Ltd.	3,578	118,276
Trane Technologies plc	4,444	577,142
Xinyi Glass Holdings Ltd.	44,000	105,906

		6,055,861

Commercial Services & Supplies (0.2%)
Brambles Ltd.	34,961	258,252
Cintas Corp.	1,678	626,783
Copart, Inc.*	4,062	441,377
Dai Nippon Printing Co. Ltd.	5,559	119,967
Rentokil Initial plc	45,314	261,907
Republic Services, Inc.	3,974	520,077
Rollins, Inc.	4,307	150,401
Secom Co. Ltd.	5,180	320,202
Securitas AB, Class B	7,631	66,252
Toppan, Inc.	6,318	105,631
Waste Management, Inc.	7,323	1,120,273

		3,991,122

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA (x)	5,451	132,242
Bouygues SA	5,735	177,361
Eiffage SA	2,080	188,895
Ferrovial SA	11,956	304,883
Kajima Corp.	10,420	119,646
Obayashi Corp.	15,771	114,567
Quanta Services, Inc.	2,712	339,922
Shimizu Corp.	13,426	74,264
Skanska AB, Class B	8,291	127,222
Taisei Corp.	4,739	147,658
Vinci SA	13,175	1,183,648

		2,910,308

Electrical Equipment (0.5%)
ABB Ltd. (Registered)	40,516	1,082,833
AMETEK, Inc.	4,402	483,736
Eaton Corp. plc	7,585	955,634
Emerson Electric Co.	11,303	899,041
Fuji Electric Co. Ltd.	3,145	130,433
Generac Holdings, Inc.*	1,201	252,907
Legrand SA	6,597	490,978
Mitsubishi Electric Corp.	47,668	510,221
Nidec Corp.	11,032	682,149
Prysmian SpA	6,365	175,655
Rockwell Automation, Inc.	2,211	440,674
Schneider Electric SE	13,335	1,579,773
Siemens Energy AG	10,754	157,711
Siemens Gamesa Renewable Energy SA*	5,810	109,687
Vestas Wind Systems A/S	24,910	527,881

		8,479,313

Industrial Conglomerates (0.6%)
3M Co.	10,868	1,406,428

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
CK Hutchison Holdings Ltd.	66,210	$450,281
DCC plc	2,474	154,588
General Electric Co.	20,919	1,331,913
Hitachi Ltd.	23,884	1,131,653
Honeywell International, Inc.	13,051	2,268,394
Investment AB Latour, Class B	3,608	71,432
Jardine Matheson Holdings Ltd. (London Stock Exchange)	4,056	212,940
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	1,228	64,632
Keppel Corp. Ltd.	35,925	167,962
Lifco AB, Class B	5,681	91,346
Melrose Industries plc	106,562	194,577
Siemens AG (Registered)	18,871	1,920,645
Smiths Group plc	9,643	164,443
Toshiba Corp. (x)	9,613	390,976

		10,022,210

Machinery (1.1%)
Alfa Laval AB	7,243	174,791
Alstom SA (x)	7,921	181,315
Atlas Copco AB, Class A	66,256	619,989
Atlas Copco AB, Class B	38,040	318,604
Caterpillar, Inc.	10,294	1,840,156
CNH Industrial NV	25,286	293,479
Cummins, Inc.	2,710	524,466
Daifuku Co. Ltd.	2,499	143,125
Daimler Truck Holding AG*	11,165	291,394
Deere & Co.	5,337	1,598,271
Dover Corp.	2,740	332,417
Epiroc AB, Class A	16,330	252,418
Epiroc AB, Class B	9,504	128,540
FANUC Corp.	4,732	741,707
Fortive Corp.	6,823	371,035
GEA Group AG	3,864	133,157
Hitachi Construction Machinery Co. Ltd.	2,769	61,390
Hoshizaki Corp. (x)	2,760	82,336
Husqvarna AB, Class B	10,201	75,069
IDEX Corp.	1,447	262,819
Illinois Tool Works, Inc.	5,435	990,529
Indutrade AB	6,738	123,043
Ingersoll Rand, Inc.	7,756	326,373
KION Group AG	1,758	72,912
Knorr-Bremse AG	1,842	105,091
Komatsu Ltd.	22,804	507,639
Kone OYJ, Class B	8,384	400,898
Kornit Digital Ltd.*	1,258	39,879
Kubota Corp. (x)	25,263	377,842
Kurita Water Industries Ltd.	2,580	93,843
Makita Corp.	5,547	138,416
Minebea Mitsumi, Inc.	8,787	149,818
MISUMI Group, Inc.	7,113	150,121
Mitsubishi Heavy Industries Ltd.	7,906	276,725
NGK Insulators Ltd.	5,752	77,566
Nordson Corp.	1,030	208,513
Otis Worldwide Corp.	8,087	571,508
PACCAR, Inc.	6,609	544,185
Parker-Hannifin Corp.	2,445	601,592
Pentair plc	3,149	144,130
Rational AG	134	77,914
Sandvik AB	26,300	426,959
Schindler Holding AG	1,017	185,655
Schindler Holding AG (Registered)	580	104,374
SKF AB, Class B	9,318	137,283
SMC Corp.	1,417	632,317
Snap-on, Inc.	1,017	200,380
Spirax-Sarco Engineering plc	1,837	221,097
Stanley Black & Decker, Inc.	3,102	325,276
Techtronic Industries Co. Ltd.	33,938	354,806
Toyota Industries Corp.	3,617	224,200
VAT Group AG (m)	677	161,666
Volvo AB, Class A	4,880	78,608
Volvo AB, Class B	37,223	576,981
Wartsila OYJ Abp	11,536	89,930
Westinghouse Air Brake Technologies Corp.	3,555	291,794
Xylem, Inc.	3,431	268,236
Yaskawa Electric Corp.	5,962	192,286

		18,876,863

Marine (0.1%)
AP Moller - Maersk A/S, Class A	77	178,537
AP Moller - Maersk A/S, Class B	142	333,517
Kuehne + Nagel International AG (Registered)	1,343	317,962
Mitsui OSK Lines Ltd. (x)	8,480	194,760
Nippon Yusen KK	3,985	273,372
SITC International Holdings Co. Ltd.	32,000	90,671
ZIM Integrated Shipping Services Ltd. (x)	2,069	97,719

		1,486,538

Professional Services (0.4%)
Adecco Group AG (Registered)	4,029	137,051
Bureau Veritas SA	7,344	188,293
Equifax, Inc.	2,322	424,415
Experian plc	22,746	666,801
Intertek Group plc	4,020	205,995
Jacobs Engineering Group, Inc.	2,459	312,613
Leidos Holdings, Inc.	2,671	268,996
Nielsen Holdings plc	6,828	158,546
Nihon M&A Center Holdings, Inc.	7,300	77,760
Persol Holdings Co. Ltd.	4,282	77,939
Randstad NV	3,005	146,545
Recruit Holdings Co. Ltd.	35,559	1,048,613
RELX plc (London Stock Exchange)	10,389	280,544
RELX plc (Turquoise Stock Exchange)	37,306	1,012,672
Robert Half International, Inc.	2,083	155,996
SGS SA (Registered)	158	361,929
Teleperformance	1,449	445,757
Verisk Analytics, Inc.	3,067	530,867
Wolters Kluwer NV	6,476	629,996

		7,131,328

Road & Rail (0.4%)
Aurizon Holdings Ltd.	44,860	117,888
Central Japan Railway Co.	3,557	410,633
CSX Corp.	42,207	1,226,535
East Japan Railway Co.	7,458	381,592
Grab Holdings Ltd., Class A (x)*	26,454	66,929
Hankyu Hanshin Holdings, Inc.	5,742	156,695
JB Hunt Transport Services, Inc.	1,599	251,795

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Keio Corp.	2,611	$93,499
Keisei Electric Railway Co. Ltd.	3,402	93,849
Kintetsu Group Holdings Co. Ltd.	4,312	134,172
MTR Corp. Ltd.	38,193	199,606
Nippon Express Holdings, Inc.	1,957	106,372
Norfolk Southern Corp.	4,563	1,037,124
Odakyu Electric Railway Co. Ltd.	7,126	95,929
Old Dominion Freight Line, Inc.	1,773	454,384
Tobu Railway Co. Ltd.	4,748	108,573
Tokyu Corp.	13,101	154,397
Union Pacific Corp.	12,120	2,584,954
West Japan Railway Co.	5,417	199,398

		7,874,324

Trading Companies & Distributors (0.4%)
AerCap Holdings NV*	3,387	138,664
Ashtead Group plc	10,973	460,323
Brenntag SE	3,830	249,273
Bunzl plc	8,362	276,914
Fastenal Co.	10,952	546,724
Ferguson plc	5,429	607,892
IMCD NV	1,424	196,737
ITOCHU Corp.	29,321	792,983
Marubeni Corp.	38,594	348,387
Mitsubishi Corp.	31,151	926,285
Mitsui & Co. Ltd.	34,435	760,421
MonotaRO Co. Ltd.	6,036	89,776
Reece Ltd.	5,577	53,098
Sumitomo Corp.	27,781	379,962
Toyota Tsusho Corp.	5,240	171,282
United Rentals, Inc.*	1,378	334,730
WW Grainger, Inc.	824	374,450

		6,707,901

Transportation Infrastructure (0.1%)
Aena SME SA (m)*	1,861	236,684
Aeroports de Paris*	757	96,441
Atlantia SpA	12,283	288,285
Auckland International Airport Ltd.*	30,506	136,624
Getlink SE	10,723	189,915
Transurban Group	75,743	752,193

		1,700,142

Total Industrials		97,882,109

Information Technology (10.8%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	4,269	400,176
Cisco Systems, Inc.	80,258	3,422,201
F5, Inc.*	1,156	176,914
Juniper Networks, Inc.	6,188	176,358
Motorola Solutions, Inc.	3,214	673,655
Nokia OYJ	133,483	621,788
Telefonaktiebolaget LM Ericsson, Class B	71,996	537,355

		6,008,447

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	11,397	733,739
Azbil Corp.	2,821	74,193
CDW Corp.	2,583	406,977
Corning, Inc.	14,215	447,915
Halma plc	9,432	232,514
Hamamatsu Photonics KK	3,486	135,541
Hexagon AB, Class B	48,012	499,237
Hirose Electric Co. Ltd.	758	100,096
Ibiden Co. Ltd.	2,780	77,696
Keyence Corp.	4,800	1,642,702
Keysight Technologies, Inc.*	3,483	480,132
Kyocera Corp.	7,918	423,822
Murata Manufacturing Co. Ltd.	14,170	767,454
Nippon Electric Glass Co. Ltd.	1	11
Omron Corp.	4,581	232,959
Shimadzu Corp.	5,843	184,935
TDK Corp.	9,590	296,583
TE Connectivity Ltd.	6,195	700,964
Teledyne Technologies, Inc.*	888	333,098
Trimble, Inc.*	4,776	278,106
Venture Corp. Ltd.	6,833	81,913
Yokogawa Electric Corp.	5,537	90,842
Zebra Technologies Corp., Class A*	1,010	296,889

		8,518,318

IT Services (1.8%)
Accenture plc, Class A	12,027	3,339,297
Adyen NV (m)*	535	786,459
Akamai Technologies, Inc.*	3,092	282,392
Amadeus IT Group SA*	11,113	624,376
Automatic Data Processing, Inc.	7,993	1,678,850
Bechtle AG	1,996	81,612
Broadridge Financial Solutions, Inc.	2,222	316,746
Capgemini SE	3,988	689,641
Cognizant Technology Solutions Corp., Class A	9,995	674,562
Computershare Ltd.	13,242	225,387
DXC Technology Co.*	4,652	141,002
Edenred	6,184	293,032
EPAM Systems, Inc.*	1,079	318,068
Fidelity National Information Services, Inc.	11,588	1,062,272
Fiserv, Inc.*	11,307	1,005,984
FleetCor Technologies, Inc.*	1,545	324,620
Fujitsu Ltd.	4,851	607,210
Gartner, Inc.*	1,565	378,464
Global Payments, Inc.	5,419	599,558
GMO Payment Gateway, Inc.	1,039	73,247
International Business Machines Corp.	17,065	2,409,407
Itochu Techno-Solutions Corp.	2,283	55,666
Jack Henry & Associates, Inc.	1,386	249,508
Mastercard, Inc., Class A	16,423	5,181,128
NEC Corp.	6,058	235,513
Nexi SpA (m)*	12,772	106,355
Nomura Research Institute Ltd.	8,325	221,707
NTT Data Corp.	15,655	214,963
Obic Co. Ltd.	1,720	243,489
Otsuka Corp.	2,886	85,254
Paychex, Inc.	6,110	695,746
PayPal Holdings, Inc.*	22,169	1,548,283
SCSK Corp.	3,800	63,988
TIS, Inc.	5,576	146,210
VeriSign, Inc.*	1,839	307,720
Visa, Inc., Class A	31,559	6,213,651

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Wix.com Ltd.*	1,466	$96,096
Worldline SA (m)*	5,928	219,294

		31,796,757

Semiconductors & Semiconductor Equipment (2.3%)
Advanced Micro Devices, Inc.*	31,109	2,378,905
Advantest Corp.	4,676	248,457
Analog Devices, Inc.	9,997	1,460,462
Applied Materials, Inc.	16,898	1,537,380
ASM International NV	1,159	292,691
ASML Holding NV	10,027	4,839,310
Broadcom, Inc.	7,857	3,817,009
Disco Corp.	713	167,959
Enphase Energy, Inc.*	2,549	497,667
Infineon Technologies AG	32,213	779,402
Intel Corp.	77,487	2,898,789
KLA Corp.	2,868	915,122
Lam Research Corp.	2,655	1,131,428
Lasertec Corp. (x)	1,861	219,733
Microchip Technology, Inc.	10,580	614,486
Micron Technology, Inc.	21,308	1,177,906
Monolithic Power Systems, Inc.	824	316,449
NVIDIA Corp.	47,573	7,211,591
NXP Semiconductors NV	5,060	749,032
ON Semiconductor Corp.*	8,294	417,271
Qorvo, Inc.*	2,063	194,582
QUALCOMM, Inc.	21,446	2,739,512
Renesas Electronics Corp.*	31,165	281,168
Rohm Co. Ltd.	2,160	149,586
Skyworks Solutions, Inc.	3,121	289,129
SolarEdge Technologies, Inc.*	999	273,406
STMicroelectronics NV	16,859	535,998
SUMCO Corp. (x)	8,638	111,152
Teradyne, Inc.	3,102	277,784
Texas Instruments, Inc.	17,574	2,700,245
Tokyo Electron Ltd.	3,684	1,194,952
Tower Semiconductor Ltd.*	2,691	125,720

		40,544,283

Software (3.4%)
Adobe, Inc.*	8,976	3,285,755
ANSYS, Inc.*	1,660	397,221
Autodesk, Inc.*	4,186	719,825
AVEVA Group plc	2,939	80,311
Cadence Design Systems, Inc.*	5,274	791,258
Ceridian HCM Holding, Inc.*	2,603	122,549
Check Point Software Technologies Ltd.*	2,547	310,174
Citrix Systems, Inc.	2,373	230,584
CyberArk Software Ltd.*	1,006	128,728
Dassault Systemes SE	16,452	609,601
Fortinet, Inc.*	12,910	730,448
Intuit, Inc.	5,388	2,076,751
Microsoft Corp.	142,661	36,639,625
Nemetschek SE	1,478	89,461
Nice Ltd.*	1,564	301,390
NortonLifeLock, Inc.	11,072	243,141
Oracle Corp. (BMV Mexico Stock Exchange)	949	54,807
Oracle Corp. (Moscow Stock Exchange)	29,982	2,094,842
Paycom Software, Inc.*	916	256,590
PTC, Inc.*	2,003	212,999
Roper Technologies, Inc.	2,007	792,063
Sage Group plc (The)	24,932	192,828
Salesforce, Inc.*	18,744	3,093,510
SAP SE	25,758	2,346,622
ServiceNow, Inc.*	3,806	1,809,829
Sinch AB (m)(x)*	12,750	41,343
Synopsys, Inc.*	2,920	886,804
Temenos AG (Registered)	1,567	133,738
Trend Micro, Inc.	3,301	160,678
Tyler Technologies, Inc.*	780	259,334
WiseTech Global Ltd.	3,564	92,444
Xero Ltd.*	3,343	177,870

		59,363,123

Technology Hardware, Storage & Peripherals (2.5%)
Apple, Inc.	293,495	40,126,637
Brother Industries Ltd.	5,717	100,588
Canon, Inc. (x)	24,675	561,355
FUJIFILM Holdings Corp.	8,886	477,150
Hewlett Packard Enterprise Co.	24,613	326,368
HP, Inc.	20,603	675,366
Logitech International SA (Registered)	4,306	224,177
NetApp, Inc.	4,230	275,965
Ricoh Co. Ltd.	14,151	110,079
Seagate Technology Holdings plc	3,832	273,758
Seiko Epson Corp.	6,817	96,537
Western Digital Corp.*	5,955	266,963

		43,514,943

Total Information Technology		189,745,871

Materials (2.3%)
Chemicals (1.2%)
Air Liquide SA	12,897	1,743,182
Air Products and Chemicals, Inc.	4,219	1,014,585
Akzo Nobel NV	4,480	295,988
Albemarle Corp.	2,226	465,190
Arkema SA	1,496	134,823
Asahi Kasei Corp.	30,573	233,642
BASF SE	22,656	985,901
Celanese Corp.	2,056	241,806
CF Industries Holdings, Inc.	4,081	349,864
Chr Hansen Holding A/S	2,638	192,461
Clariant AG (Registered)*	5,258	100,253
Corteva, Inc.	13,835	749,027
Covestro AG (m)	4,820	166,586
Croda International plc	3,459	272,778
Dow, Inc.	14,001	722,592
DuPont de Nemours, Inc.	9,760	542,461
Eastman Chemical Co.	2,455	220,385
Ecolab, Inc.	4,744	729,437
EMS-Chemie Holding AG (Registered)	178	132,608
Evonik Industries AG	5,110	109,101
FMC Corp.	2,412	258,108
Givaudan SA (Registered)	228	805,801
ICL Group Ltd.	16,769	153,135
International Flavors & Fragrances, Inc.	4,844	577,017
Johnson Matthey plc	4,716	110,677

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
JSR Corp.	4,462	$115,885
Koninklijke DSM NV	4,312	622,902
Linde plc	9,754	2,804,568
LyondellBasell Industries NV, Class A	5,003	437,562
Mitsubishi Chemical Group Corp.	31,201	169,159
Mitsui Chemicals, Inc.	4,657	99,291
Mosaic Co. (The)	7,049	332,924
Nippon Paint Holdings Co. Ltd. (x)	20,125	150,162
Nippon Sanso Holdings Corp.	4,273	68,174
Nissan Chemical Corp.	3,175	146,435
Nitto Denko Corp.	3,510	227,359
Novozymes A/S, Class B	5,088	306,386
OCI NV	2,599	85,702
Orica Ltd.	9,931	107,901
PPG Industries, Inc.	4,518	516,588
Sherwin-Williams Co. (The)	4,590	1,027,747
Shin-Etsu Chemical Co. Ltd.	9,250	1,044,228
Sika AG (Registered)	3,589	827,965
Solvay SA	1,858	150,739
Sumitomo Chemical Co. Ltd.	36,279	141,624
Symrise AG	3,282	357,179
Toray Industries, Inc.	33,706	189,238
Tosoh Corp.	6,322	78,572
Umicore SA	5,166	180,577
Yara International ASA	4,133	173,447

		21,669,722

Construction Materials (0.1%)
CRH plc	18,949	655,883
HeidelbergCement AG	3,626	174,186
Holcim AG*	13,674	585,695
James Hardie Industries plc (CHDI)	11,046	241,950
Martin Marietta Materials, Inc.	1,187	355,198
Vulcan Materials Co.	2,525	358,802

		2,371,714

Containers & Packaging (0.1%)
Amcor plc	28,805	358,046
Avery Dennison Corp.	1,576	255,107
Ball Corp.	6,163	423,830
International Paper Co.	7,369	308,245
Packaging Corp. of America	1,808	248,600
Sealed Air Corp.	2,819	162,713
Smurfit Kappa Group plc	6,122	206,584
Westrock Co.	5,009	199,559

		2,162,684

Metals & Mining (0.8%)
Anglo American plc	31,355	1,119,527
Antofagasta plc	9,610	135,132
ArcelorMittal SA	15,036	341,415
BHP Group Ltd. (ASE Stock Exchange)	73,685	2,122,323
BHP Group Ltd. (London Stock Exchange)	51,187	1,431,382
BlueScope Steel Ltd.	12,047	132,166
Boliden AB	6,792	216,038
Evolution Mining Ltd.	44,671	71,848
Fortescue Metals Group Ltd.	41,771	513,804
Freeport-McMoRan, Inc.	27,936	817,407
Glencore plc*	243,923	1,321,787
Hitachi Metals Ltd.*	5,177	78,280
JFE Holdings, Inc.	11,888	125,046
Mineral Resources Ltd.	4,260	144,139
Newcrest Mining Ltd.	21,983	312,598
Newmont Corp.	15,175	905,492
Nippon Steel Corp.	19,925	278,104
Norsk Hydro ASA	32,775	184,761
Northern Star Resources Ltd.	28,739	132,532
Nucor Corp.	5,176	540,426
Rio Tinto Ltd.	9,157	655,982
Rio Tinto plc	27,711	1,656,981
South32 Ltd.	113,660	313,759
Sumitomo Metal Mining Co. Ltd.	6,133	192,197
voestalpine AG	2,828	60,180

		13,803,306

Paper & Forest Products (0.1%)
Holmen AB, Class B (x)	2,314	93,942
Mondi plc	12,092	214,505
Oji Holdings Corp.	19,684	85,340
Stora Enso OYJ, Class R	13,595	213,457
Svenska Cellulosa AB SCA, Class B	15,037	224,819
UPM-Kymmene OYJ	13,166	402,733

		1,234,796

Total Materials		41,242,222

Real Estate (1.6%)
Equity Real Estate Investment Trusts (REITs) (1.3%)
Alexandria Real Estate Equities, Inc. (REIT)	2,770	401,733
American Tower Corp. (REIT)	8,666	2,214,943
Ascendas REIT (REIT)	81,115	166,488
AvalonBay Communities, Inc. (REIT)	2,660	516,705
Boston Properties, Inc. (REIT)	2,705	240,691
British Land Co. plc (The) (REIT)	21,458	116,893
Camden Property Trust (REIT)	1,945	261,564
CapitaLand Integrated Commercial Trust (REIT)	130,410	203,853
Covivio (REIT)	1,167	65,372
Crown Castle International Corp. (REIT)	8,224	1,384,757
Daiwa House REIT Investment Corp. (REIT)	55	124,675
Dexus (REIT)	26,213	160,499
Digital Realty Trust, Inc. (REIT)	5,400	701,082
Duke Realty Corp. (REIT)	7,247	398,223
Equinix, Inc. (REIT)	1,713	1,125,475
Equity Residential (REIT)	6,503	469,647
Essex Property Trust, Inc. (REIT)	1,242	324,795
Extra Space Storage, Inc. (REIT)	2,548	433,466
Federal Realty OP LP (REIT)	1,346	128,866
Gecina SA (REIT)	1,163	109,407
GLP J-REIT (REIT)	106	129,554
Goodman Group (REIT)	41,475	510,210
GPT Group (The) (REIT)	46,685	135,833
Healthpeak Properties, Inc. (REIT)	10,263	265,914
Host Hotels & Resorts, Inc. (REIT)	13,587	213,044
Iron Mountain, Inc. (REIT)	5,510	268,282
Japan Metropolitan Fund Invest (REIT)	173	134,834

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Japan Real Estate Investment Corp. (REIT)	31	$142,585
Kimco Realty Corp. (REIT)	11,735	232,001
Klepierre SA (REIT)*	5,307	102,207
Land Securities Group plc (REIT)	17,167	138,863
Link REIT (REIT)	52,051	425,104
Mapletree Commercial Trust (REIT)	57,386	75,656
Mapletree Logistics Trust (REIT)	80,745	97,741
Mid-America Apartment Communities, Inc. (REIT)	2,195	383,401
Mirvac Group (REIT)	96,088	130,868
Nippon Building Fund, Inc. (REIT) (x)	38	189,076
Nippon Prologis REIT, Inc. (REIT)	53	130,354
Nomura Real Estate Master Fund, Inc. (REIT)	105	131,111
Prologis, Inc. (REIT)	14,082	1,656,747
Public Storage (REIT)	2,903	907,681
Realty Income Corp. (REIT)	10,766	734,887
Regency Centers Corp. (REIT)	2,932	173,897
SBA Communications Corp. (REIT)	2,070	662,503
Scentre Group (REIT)	126,496	225,890
Segro plc (REIT)	29,663	352,736
Simon Property Group, Inc. (REIT)	6,253	593,535
Stockland (REIT)	58,178	145,011
UDR, Inc. (REIT)	5,691	262,014
Unibail-Rodamco-Westfield (REIT)*	2,906	148,308
Ventas, Inc. (REIT)	7,596	390,662
VICI Properties, Inc. (REIT)	16,039	477,802
Vicinity Centres (REIT)	94,303	119,527
Vornado Realty Trust (REIT)	3,026	86,513
Warehouses De Pauw CVA (REIT)	3,669	115,442
Welltower, Inc. (REIT)	8,283	682,105
Weyerhaeuser Co. (REIT)	14,221	471,000

		21,592,032

Real Estate Management & Development (0.3%)
Aroundtown SA (x)	24,348	77,419
Azrieli Group Ltd.	1,101	77,493
Capitaland Investment Ltd.	63,909	175,974
CBRE Group, Inc., Class A*	6,368	468,749
City Developments Ltd.	9,394	55,157
CK Asset Holdings Ltd.	49,431	350,135
Daito Trust Construction Co. Ltd.	1,564	134,875
Daiwa House Industry Co. Ltd.	14,791	344,967
ESR Group Ltd. (m)*	48,000	129,906
Fastighets AB Balder, Class B*	15,372	73,713
Hang Lung Properties Ltd.	48,886	92,785
Henderson Land Development Co. Ltd.	34,761	130,838
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	24,219	119,400
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	2,994	15,056
Hulic Co. Ltd. (x)	9,269	71,793
LEG Immobilien SE	1,826	151,380
Lendlease Corp. Ltd.	16,787	105,622
Mitsubishi Estate Co. Ltd.	29,175	423,665
Mitsui Fudosan Co. Ltd.	22,525	484,716
New World Development Co. Ltd.	36,055	130,145
Nomura Real Estate Holdings, Inc.	2,862	70,185
Sagax AB, Class B	4,695	86,707
Sino Land Co. Ltd.	81,110	119,784
Sumitomo Realty & Development Co. Ltd.	7,668	202,671
Sun Hung Kai Properties Ltd.	35,739	422,885
Swire Pacific Ltd., Class A	12,280	73,788
Swire Properties Ltd.	28,335	70,443
Swiss Prime Site AG (Registered)	1,900	166,749
UOL Group Ltd.	10,763	57,057
Vonovia SE	17,241	531,323
Wharf Real Estate Investment Co. Ltd.	40,287	192,065

		5,607,445

Total Real Estate		27,199,477

Utilities (1.7%)
Electric Utilities (1.0%)
Acciona SA (x)	609	112,539
Alliant Energy Corp.	4,764	279,218
American Electric Power Co., Inc.	9,584	919,489
Chubu Electric Power Co., Inc.	15,667	157,760
CK Infrastructure Holdings Ltd.	15,061	92,533
CLP Holdings Ltd.	40,184	333,602
Constellation Energy Corp.	6,213	355,756
Duke Energy Corp.	14,638	1,569,340
Edison International	7,229	457,162
EDP - Energias de Portugal SA	67,654	316,194
Electricite de France SA	13,826	113,167
Elia Group SA/NV	837	118,732
Endesa SA (x)	7,740	146,059
Enel SpA	200,623	1,102,703
Entergy Corp.	3,825	430,848
Evergy, Inc.	4,363	284,686
Eversource Energy	6,542	552,603
Exelon Corp.	18,639	844,719
FirstEnergy Corp.	10,850	416,532
Fortum OYJ	10,824	162,619
HK Electric Investments & HK Electric Investments Ltd. (m)	64,248	58,960
Iberdrola SA (x)	142,914	1,482,991
Kansai Electric Power Co., Inc. (The)	17,084	169,263
Mercury NZ Ltd.	16,603	58,581
NextEra Energy, Inc.	37,338	2,892,201
NRG Energy, Inc.	4,659	177,834
Origin Energy Ltd.	42,923	170,964
Orsted A/S (m)	4,667	488,007
Pinnacle West Capital Corp.	2,147	156,989
Power Assets Holdings Ltd.	34,219	215,533
PPL Corp.	14,286	387,579
Red Electrica Corp. SA (x)	10,010	189,521
Southern Co. (The)	20,167	1,438,109
SSE plc	26,291	519,775
Terna - Rete Elettrica Nazionale (x)	34,290	269,507
Tokyo Electric Power Co. Holdings, Inc.*	37,165	155,360
Verbund AG	1,710	167,405
Xcel Energy, Inc.	10,251	725,361

		18,490,201

Gas Utilities (0.1%)
APA Group	28,755	223,544
Atmos Energy Corp.	2,577	288,882

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Enagas SA (x)	6,065	$133,967
Hong Kong & China Gas Co. Ltd.	272,666	293,745
Naturgy Energy Group SA	3,588	103,350
Osaka Gas Co. Ltd.	9,325	179,097
Snam SpA	49,145	257,944
Tokyo Gas Co. Ltd.	9,790	202,549

		1,683,078

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	12,687	266,554
EDP Renovaveis SA	7,045	166,465
Meridian Energy Ltd.	31,379	91,581
RWE AG	15,846	584,020
Uniper SE	2,229	33,077

		1,141,697

Multi-Utilities (0.5%)
Ameren Corp.	4,902	442,945
CenterPoint Energy, Inc.	11,967	353,984
CMS Energy Corp.	5,514	372,195
Consolidated Edison, Inc.	6,732	640,213
Dominion Energy, Inc.	15,414	1,230,191
DTE Energy Co.	3,687	467,327
E.ON SE	55,380	464,637
Engie SA	45,053	522,904
National Grid plc	87,350	1,119,414
NiSource, Inc.	7,473	220,379
Public Service Enterprise Group, Inc.	9,622	608,880
Sempra Energy	6,077	913,191
Veolia Environnement SA*	16,397	405,660
WEC Energy Group, Inc.	6,002	604,041

		8,365,961

Water Utilities (0.0%)†
American Water Works Co., Inc.	3,455	514,000
Severn Trent plc	6,099	201,963
United Utilities Group plc	16,618	206,415

		922,378

Total Utilities		30,603,315

Total Common Stocks (53.8%) (Cost $595,842,898)		946,772,944

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (2.8%)
FHLB
2.500%, 2/13/24	$2,570,000	2,551,796
3.250%, 11/16/28	6,790,000	6,827,457
FHLMC
2.750%, 6/19/23	13,225,000	13,190,209
FNMA
2.875%, 9/12/23	18,168,000	18,162,842
1.875%, 9/24/26	9,601,000	9,137,760

Total U.S. Government Agency Securities		49,870,064

U.S. Treasury Obligations (42.2%)
U.S. Treasury Bonds
6.000%, 2/15/26	9,962,000	10,969,918
6.125%, 11/15/27	12,198,200	14,035,597
5.250%, 11/15/28	7,672,900	8,638,607
U.S. Treasury Notes
2.500%, 8/15/23	11,925,400	11,866,239
1.375%, 8/31/23	4,019,800	3,947,815
2.750%, 11/15/23#	26,189,300	26,116,667
2.125%, 11/30/23	18,477,800	18,272,090
2.250%, 12/31/23	45,401,400	44,941,180
2.500%, 1/31/24	13,421,200	13,327,527
2.750%, 2/15/24	29,673,900	29,584,647
2.125%, 3/31/24	11,858,500	11,689,424
2.250%, 11/15/24	8,677,800	8,536,786
1.500%, 11/30/24	23,840,700	23,015,182
2.000%, 2/15/25	8,726,400	8,508,240
0.500%, 3/31/25	7,374,700	6,889,014
2.125%, 5/15/25	13,058,700	12,750,156
0.250%, 6/30/25	30,698,400	28,290,494
2.000%, 8/15/25#	33,067,400	32,070,666
0.250%, 8/31/25	18,417,000	16,880,331
0.250%, 9/30/25	9,815,100	8,975,553
2.250%, 11/15/25	3,996,500	3,896,587
0.375%, 12/31/25	11,346,800	10,350,409
0.375%, 1/31/26	16,178,800	14,725,237
1.625%, 2/15/26	14,792,100	14,076,763
0.500%, 2/28/26	7,770,400	7,090,490
0.750%, 4/30/26	3,802,000	3,489,355
0.750%, 5/31/26	28,105,400	25,747,183
1.500%, 8/15/26	25,478,200	23,957,470
0.750%, 8/31/26	7,787,400	7,097,944
0.875%, 9/30/26	7,816,700	7,148,617
2.000%, 11/15/26	51,705,500	49,499,940
1.250%, 12/31/26	9,375,200	8,677,919
1.500%, 1/31/27	7,522,200	7,033,198
2.250%, 2/15/27	14,736,700	14,227,824
1.875%, 2/28/27	7,828,700	7,442,620
2.375%, 5/15/27	30,113,100	29,190,886
2.250%, 8/15/27	13,880,700	13,350,414
2.250%, 11/15/27	4,907,400	4,711,871
2.750%, 2/15/28	8,683,100	8,544,035
2.875%, 5/15/28	10,223,200	10,120,233
2.875%, 8/15/28	1,614,600	1,597,735
3.125%, 11/15/28	3,894,400	3,908,700
2.625%, 2/15/29	8,120,500	7,919,391
2.375%, 5/15/29	8,204,400	7,871,737
1.625%, 8/15/29	6,115,800	5,578,756
1.500%, 2/15/30	5,559,300	5,002,067
0.625%, 5/15/30	13,950,000	11,660,239
0.625%, 8/15/30	17,255,900	14,341,271
0.875%, 11/15/30	8,717,900	7,378,204
1.125%, 2/15/31	20,214,500	17,416,055
1.625%, 5/15/31	15,017,200	13,454,473
1.250%, 8/15/31	13,794,000	11,908,102
1.375%, 11/15/31	11,029,000	9,593,507
1.875%, 2/15/32	16,527,300	15,014,019

Total U.S. Treasury Obligations		742,329,384

Total Long-Term Debt Securities (45.0%) (Cost $838,135,325)		792,199,448

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.4%)
Deutsche Bank Securities, Inc., 1.45%, dated 6/30/22, due 7/1/22, repurchase price $970,921, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $990,300. (xx)	$970,882	$970,882
National Bank of Canada, 1.70%, dated 6/30/22, due 7/7/22, repurchase price $5,701,884, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 11/3/22-2/15/51; total market value $6,286,000. (xx)	5,700,000	5,700,000

Total Repurchase Agreements		6,670,882

Total Short-Term Investments (0.4%) (Cost $6,670,882)		6,670,882

Total Investments in Securities (99.2%) (Cost $1,440,649,105)		1,745,643,274
Other Assets Less Liabilities (0.8%)		14,318,096

Net Assets (100%)		$1,759,961,370

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $27,547,480.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2022, the market value of these securities amounted to $5,267,055 or 0.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $7,637,259. This was collateralized by $1,418,274 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/15/22 – 5/15/52 and by cash of $6,670,882 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CHDI	—	Clearing House Electronic Subregister System (CHESS) Depository Interest
CHF	—	Swiss Franc
CVA	—	Dutch Certification
EUR	—	European Currency Unit
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GBP	—	British Pound
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
USD	—	United States Dollar

Country Diversification As a Percentage of Total Net Assets
Australia	1.6%
Austria	0.1
Belgium	0.2
Brazil	0.0	#
Chile	0.0	#
China	0.2
Denmark	0.5
Finland	0.2
France	2.0
Germany	1.5
Hong Kong	0.6
Ireland	0.1
Israel	0.1
Italy	0.4
Japan	4.3
Jordan	0.0	#
Luxembourg	0.0	#
Macau	0.0	#
Netherlands	1.0
New Zealand	0.0	#
Norway	0.2
Portugal	0.0	#
Singapore	0.3
South Africa	0.1
South Korea	0.0	#
Spain	0.5
Sweden	0.6
Switzerland	1.2
United Arab Emirates	0.0	#
United Kingdom	2.5
United States	81.0
Cash and Other	0.8

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Futures contracts outstanding as of June 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	21	9/2022	USD	1,949,430	(4,522)
Russell 2000 E-Mini Index	733	9/2022	USD	62,598,200	(6,363,159)
S&P Midcap 400 E-Mini Index	275	9/2022	USD	62,370,000	760,243

					(5,607,438)

Short Contracts
EURO STOXX 50 Index	(781)	9/2022	EUR	(28,162,828)	331,663
FTSE 100 Index	(272)	9/2022	GBP	(23,578,030)	25,801
S&P 500 E-Mini Index	(293)	9/2022	USD	(55,516,175)	1,628,840
TOPIX Index	(145)	9/2022	JPY	(19,989,866)	760,631
U.S. Treasury 2 Year Note	(331)	9/2022	USD	(69,515,172)	89,434
U.S. Treasury 5 Year Note	(121)	9/2022	USD	(13,582,250)	44,288
U.S. Treasury 10 Year Note	(583)	9/2022	USD	(69,103,719)	129,727

					3,010,384

					(2,597,054)

Forward Foreign Currency Contracts outstanding as of June 30, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CHF	1,646,000	USD	1,692,891	Bank of America	7/13/2022	32,091
CHF	2,849,000	USD	2,865,249	HSBC Bank plc	7/13/2022	120,458
CHF	24,146,894	USD	25,173,647	Morgan Stanley	7/13/2022	131,916
USD	39,303,348	CHF	36,551,543	HSBC Bank plc	7/13/2022	997,909
USD	3,542,579	JPY	456,464,812	JPMorgan Chase Bank	7/15/2022	176,385
USD	48,033,533	JPY	6,273,090,483	Morgan Stanley	7/15/2022	1,772,716
AUD	24,920,959	USD	17,176,819	HSBC Bank plc	7/21/2022	26,591
AUD	8,633,985	USD	5,957,616	Morgan Stanley	7/21/2022	2,587
USD	20,735,663	AUD	29,492,426	HSBC Bank plc	7/21/2022	376,484
USD	7,179,408	AUD	10,016,866	Morgan Stanley	7/21/2022	264,576
USD	49,338,351	EUR	46,682,358	Deutsche Bank AG	7/28/2022	341,700
USD	7,665,071	EUR	7,131,181	JPMorgan Chase Bank	7/28/2022	180,360
GBP	2,523,000	USD	3,072,631	HSBC Bank plc	8/25/2022	1,656
USD	58,185,048	GBP	46,375,226	Bank of America	8/25/2022	1,676,631
USD	919,061	NZD	1,423,855	HSBC Bank plc	8/26/2022	30,304
NOK	198,037,186	USD	19,810,950	Bank of America	9/22/2022	331,323
NOK	48,680,789	USD	4,898,459	Morgan Stanley	9/22/2022	52,842

Total unrealized appreciation						6,516,529

USD	18,088,853	CHF	17,962,808	HSBC Bank plc	7/13/2022	(735,886)
USD	2,454,954	CHF	2,353,395	JPMorgan Chase Bank	7/13/2022	(11,367)
JPY	1,142,143,077	USD	8,945,938	Bank of America	7/15/2022	(523,220)
JPY	1,127,571,827	USD	8,890,503	Goldman Sachs Bank USA	7/15/2022	(575,240)
JPY	5,992,617,669	USD	46,318,359	HSBC Bank plc	7/15/2022	(2,125,883)
AUD	15,956,561	USD	11,462,236	JPMorgan Chase Bank	7/21/2022	(447,120)
AUD	13,386,740	USD	9,509,789	Morgan Stanley	7/21/2022	(268,669)
EUR	25,026,675	USD	26,504,059	Citibank NA	7/28/2022	(236,679)
EUR	4,117,737	USD	4,388,082	HSBC Bank plc	7/28/2022	(66,207)
USD	13,069,177	EUR	12,494,516	HSBC Bank plc	7/28/2022	(44,759)
GBP	9,858,867	USD	12,088,155	Morgan Stanley	8/25/2022	(75,082)
NZD	14,243,980	USD	8,947,873	HSBC Bank plc	8/26/2022	(56,912)
SEK	233,814,773	USD	22,946,864	UBS AG	9/22/2022	(11,953)
USD	1,538,472	SEK	15,714,255	HSBC Bank plc	9/22/2022	(2,940)

Total unrealized depreciation						(5,181,917)

Net unrealized appreciation						1,334,612

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$54,549,879	$16,354,433	$—		$70,904,312
Consumer Discretionary	64,444,078	38,128,159	—		102,572,237
Consumer Staples	42,720,966	36,372,856	—		79,093,822
Energy	26,471,329	15,847,271	—		42,318,600
Financials	66,507,203	59,669,891	—	(b)	126,177,094
Health Care	92,586,418	46,447,467	—	(b)	139,033,885
Industrials	48,259,538	49,622,571	—		97,882,109
Information Technology	163,975,720	25,770,151	—		189,745,871
Materials	15,923,286	25,318,936	—		41,242,222
Real Estate	17,652,084	9,547,393	—		27,199,477
Utilities	18,811,208	11,792,107	—		30,603,315
Forward Currency Contracts	—	6,516,529	—		6,516,529
Futures	3,770,627	—	—		3,770,627
Short-Term Investments
Repurchase Agreements	—	6,670,882	—		6,670,882
U.S. Government Agency Securities	—	49,870,064	—		49,870,064
U.S. Treasury Obligations	—	742,329,384	—		742,329,384

Total Assets	$615,672,336	$1,140,258,094	$—		$1,755,930,430

Liabilities:
Forward Currency Contracts	$—	$(5,181,917)	$—		$(5,181,917)
Futures	(6,367,681)	—	—		(6,367,681)

Total Liabilities	$(6,367,681)	$(5,181,917)	$—		$(11,549,598)

Total	$609,304,655	$1,135,076,177	$—		$1,744,380,832

(a)	A security with a market value of $75,656 transferred from Level 3 to Level 2 at the end of the period due to observable market inputs.
(b)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$263,449	*
Foreign exchange contracts	Receivables	6,516,529
Equity contracts	Receivables, Net assets – Unrealized appreciation	3,507,178	*

Total		$10,287,156

	Liability Derivatives
Foreign exchange contracts	Payables	$(5,181,917)
Equity contracts	Payables, Net assets – Unrealized depreciation	(6,367,681	)*

Total		$(11,549,598)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$5,916,280	$—	$5,916,280
Foreign exchange contracts	—	(3,648,982)	(3,648,982)
Equity contracts	(19,928,760)	—	(19,928,760)

Total	$(14,012,480)	$(3,648,982)	$(17,661,462)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(6,497)	$—	$(6,497)
Foreign exchange contracts	—	398,109	398,109
Equity contracts	(1,330,438)	—	(1,330,438)

Total	$(1,336,935)	$398,109	$(938,826)

^ This Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $564,484,000 and futures contracts with an average notional balance of approximately $361,925,000 during the six months ended June 30, 2022.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2022:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$2,040,045	$(523,220)	$—	$1,516,825
Deutsche Bank AG	341,700	—	—	341,700
HSBC Bank plc	1,553,402	(1,553,402)	—	—
JPMorgan Chase Bank	356,745	(356,745)	—	—
Morgan Stanley	2,224,637	(343,751)	—	1,880,886

Total	$6,516,529	$(2,777,118)	$—	$3,739,411

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$523,220	$(523,220)	$—	$—
Citibank NA	236,679	—	—	236,679
Goldman Sachs Bank USA	575,240	—	—	575,240
HSBC Bank plc	3,032,587	(1,553,402)	—	1,479,185
JPMorgan Chase Bank	458,487	(356,745)	—	101,742
Morgan Stanley	343,751	(343,751)	—	—
UBS AG	11,953	—	—	11,953

Total	$5,181,917	$(2,777,118)	$—	$2,404,799

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$33,029,669
Long-term U.S. government debt securities	265,393,941

$298,423,610

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$437,390,849
Long-term U.S. government debt securities	160,009,155

$597,400,004

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$441,371,496
Aggregate gross unrealized depreciation	(146,332,105)

Net unrealized appreciation	$295,039,391

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,449,341,441

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $1,433,978,223)	$1,738,972,392
Repurchase Agreements (Cost $6,670,882)	6,670,882
Cash	17,377,921
Foreign cash (Cost $1,059,514)	1,040,110
Receivable for securities sold	7,024,354
Dividends, interest and other receivables	6,593,278
Unrealized appreciation on forward foreign currency contracts	6,516,529
Receivable for Portfolio shares sold	53,203
Securities lending income receivable	10,053
Other assets	27,496

Total assets	1,784,286,218

LIABILITIES
Payable for securities purchased	8,395,186
Payable for return of collateral on securities loaned	6,670,882
Unrealized depreciation on forward foreign currency contracts	5,181,917
Payable for Portfolio shares redeemed	1,982,524
Investment management fees payable	1,077,628
Due to broker for futures variation margin	423,743
Distribution fees payable – Class IB	376,290
Administrative fees payable	184,664
Trustees’ fees payable	429
Accrued expenses	31,585

Total liabilities	24,324,848

NET ASSETS	$1,759,961,370

Net assets were comprised of:
Paid in capital	$1,676,590,777
Total distributable earnings (loss)	83,370,593

Net assets	$1,759,961,370

Class IB
Net asset value, offering and redemption price per share, $1,759,961,370 / 153,940,363 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.43

(x)	Includes value of securities on loan of $7,637,259.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (net of $794,137 foreign withholding tax)	$13,836,980
Interest	5,872,140
Securities lending (net)	104,225

Total income	19,813,345

EXPENSES
Investment management fees	7,318,077
Distribution fees – Class IB	2,572,645
Administrative fees	1,232,542
Custodian fees	92,826
Professional fees	58,201
Printing and mailing expenses	39,913
Trustees’ fees	32,763
Miscellaneous	28,471

Total expenses	11,375,438

NET INVESTMENT INCOME (LOSS)	8,437,907

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	60,879,280
Futures contracts	(14,012,480)
Forward foreign currency contracts	(3,648,982)
Foreign currency transactions	(382,925)

Net realized gain (loss)	42,834,893

Change in unrealized appreciation (depreciation) on:
Investments in securities	(384,164,831)
Futures contracts	(1,336,935)
Forward foreign currency contracts	398,109
Foreign currency translations	(150,958)

Net change in unrealized appreciation (depreciation)	(385,254,615)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(342,419,722)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(333,981,815)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,437,907	$14,957,078
Net realized gain (loss)	42,834,893	95,310,605
Net change in unrealized appreciation (depreciation)	(385,254,615)	160,740,646

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(333,981,815)	271,008,329

Distributions to shareholders:
Class IB	—	(97,923,350)

Tax return of capital:
Class IB	—	(2,593,147)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,469,151 and 5,346,647 shares, respectively ]	30,863,030	71,322,639
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,557,650 shares, respectively ]	—	100,516,497
Capital shares repurchased [ (24,947,094) and (24,894,557) shares, respectively ]	(302,584,365)	(332,031,311)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(271,721,335)	(160,192,175)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(605,703,150)	10,299,657
NET ASSETS:
Beginning of period	2,365,664,520	2,355,364,863

End of period	$1,759,961,370	$2,365,664,520

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021		2020		2019		2018		2017
Net asset value, beginning of period	$13.41		$12.50		$13.38		$12.01		$13.04		$11.86

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.08	(aa)	0.10		0.16		0.13		0.11
Net realized and unrealized gain (loss)	(2.03)		1.42		0.45		1.73		(0.89)		1.41

Total from investment operations	(1.98)		1.50		0.55		1.89		(0.76)		1.52

Less distributions:
Dividends from net investment income	—		(0.19)		(0.10)		(0.15)		(0.15)		(0.15)
Distributions from net realized gains	—		(0.39)		(1.33)		(0.37)		(0.12)		(0.19)
Return of capital	—		(0.01)		—		—		—		—

Total dividends and distributions	—		(0.59)		(1.43)		(0.52)		(0.27)		(0.34)

Net asset value, end of period	$11.43		$13.41		$12.50		$13.38		$12.01		$13.04

Total return (b)	(14.77)%		12.04%		4.43%		15.80%		(5.84)%		12.91%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,759,961		$2,365,665		$2,355,365		$2,668,515		$2,367,497		$2,794,165
Ratio of expenses to average net assets (a)(f)	1.11	%(j)	1.10	%(k)	1.11	%(j)	1.11	%(k)	1.11	%(m)	1.11	%(j)
Ratio of net investment income (loss) to average net assets (a)(f)	0.82%		0.62	%(bb)	0.76%		1.24%		1.00%		0.84%
Portfolio turnover rate^	15	%(z)	19%		11%		9%		12%		9%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.12% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.11% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.13% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amount would be $0.07.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratio for class IB would have been 0.11% lower.

See Notes to Financial Statements.

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
U.S. Government Agency Securities	39.1%
U.S. Treasury Obligations	39.1
Asset-Backed Securities	8.3
Collateralized Mortgage Obligations	2.9
Commercial Mortgage-Backed Securities	2.8
Financials	2.2
Industrials	0.7
Information Technology	0.6
Mortgage-Backed Securities	0.4
Consumer Discretionary	0.3
Repurchase Agreement	0.3
Consumer Staples	0.3
Municipal Bonds	0.2
Communication Services	0.2
Real Estate	0.1
Cash and Other	2.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$978.60	$3.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.98	3.86
Class K
Actual	1,000.00	979.70	2.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.22	2.61

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.77% and 0.52%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (8.3%)
ACM Auto Trust,
Series 2022-1A A 3.230%, 4/20/29§	$2,720,612	$2,701,102
Affirm Asset Securitization Trust,
Series 2021-A A 0.880%, 8/15/25§	1,000,000	987,499
Series 2021-Z1 A 1.070%, 8/15/25§	838,025	816,436
Series 2022-X1 A 1.750%, 2/15/27§	1,974,408	1,939,989
AGL CLO 12 Ltd.,
Series 2021-12A A1 2.223%, 7/20/34 (l)§	3,900,765	3,770,854
Avant Loans Funding Trust,
Series 2021-REV1 A 1.210%, 7/15/30§	4,500,000	4,244,603
Avis Budget Rental Car Funding AESOP LLC,
Series 2017-2A D 4.560%, 3/20/24§	2,181,000	2,176,019
BHG Securitization Trust,
Series 2022-A A 1.710%, 2/20/35§	380,850	366,899
Brex Commercial Charge Card Master Trust,
Series 2021-1 A 2.090%, 7/15/24§	3,246,000	3,182,804
Series 2022-1 A 4.630%, 7/15/25§	2,436,000	2,400,318
Carmax Auto Owner Trust,
Series 2021-1 C 0.940%, 12/15/26	1,177,000	1,100,726
Carvana Auto Receivables Trust,
Series 2021-N1 C 1.300%, 1/10/28	2,592,227	2,534,970
Series 2021-N2 B 0.750%, 3/10/28	351,797	338,524
Series 2021-N3 C 1.020%, 6/12/28	1,453,000	1,398,183
Chase Auto Credit Linked Notes,
Series 2021-1 B 0.875%, 9/25/28§	2,539,236	2,483,198
Series 2021-2 B 0.889%, 12/26/28§	2,183,088	2,123,570
CPS Auto Receivables Trust,
Series 2021-A C 0.830%, 9/15/26§	3,921,000	3,838,604
Series 2022-A B 1.700%, 4/16/29§	2,195,000	2,124,038
Crossroads Asset Trust,
Series 2021-A B 1.120%, 6/20/25§	1,058,000	1,025,993
Donlen Fleet Lease Funding LLC,
Series 2021-2 C 1.200%, 12/11/34§	1,678,000	1,583,989
Drive Auto Receivables Trust,
Series 2021-1 C 1.020%, 6/15/27	1,230,000	1,194,386
Dryden 78 CLO Ltd.,
Series 2020-78A C 2.994%, 4/17/33 (l)§	2,120,000	1,967,095
Series 2020-78A D 4.044%, 4/17/33 (l)§	850,000	788,307
DT Auto Owner Trust,
Series 2021-2A C 1.100%, 2/16/27§	1,050,000	1,001,136
Elevation CLO Ltd.,
Series 2020-11A C 3.244%, 4/15/33 (l)§	1,870,000	1,707,426
Encina Equipment Finance LLC,
Series 2021-1A B 1.210%, 2/16/27§	900,000	855,234
Exeter Automobile Receivables Trust,
Series 2021-1A C 0.740%, 1/15/26	3,332,000	3,242,538
Series 2022-2A A2 2.190%, 11/17/25	2,834,000	2,826,057
FHF Trust,
Series 2021-2A A 0.830%, 12/15/26§	1,107,757	1,066,294
First Investors Auto Owner Trust,
Series 2021-2A C 1.470%, 11/15/27§	2,862,000	2,650,496
Flagship Credit Auto Trust,
Series 2020-4 C 1.280%, 2/16/27§	3,820,000	3,684,037
Ford Credit Auto Owner Trust,
Series 2021-1 C 1.910%, 10/17/33§	1,168,000	1,037,514
Foursight Capital Automobile Receivables Trust,
Series 2021-1 C 1.020%, 9/15/26§	1,411,000	1,351,705
Go Mortgage LLC, 1.433%, 8/15/26 (l)	427,222	393,840
2.435%, 8/15/26 (l)	876,000	822,458
2.638%, 8/15/26 (l)	98,000	89,841
GoldenTree Loan Management US CLO 7 Ltd.,
Series 2020-7A AR 2.133%, 4/20/34 (l)§	2,550,000	2,450,213
Hardee’s Funding LLC,
Series 2018-1A A23 5.710%, 6/20/48§	1,357,754	1,310,971
Hertz Vehicle Financing III LLC,
Series 2022-1A A 1.990%, 6/25/26§	2,488,000	2,358,015
Mission Lane Credit Card Master Trust,
Series 2021-A A 1.590%, 9/15/26§	808,000	781,228
Neighborly Issuer LLC,
Series 2021-1A A2 3.584%, 4/30/51§	1,321,221	1,157,092
Nelnet Student Loan Trust,
Series 2021-CA AFX 1.320%, 4/20/62§	2,553,040	2,373,395

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
OCP CLO Ltd.,
Series 2020-18A AR 2.153%, 7/20/32 (l)§	$3,424,000	$3,327,330
Rad CLO 2 Ltd.,
Series 2018-2A AR 2.124%, 10/15/31 (l)§	3,513,691	3,434,633
Rad CLO 7 Ltd.,
Series 2020-7A C 3.044%, 4/17/33 (l)§	970,000	905,191
Santander Consumer Auto Receivables Trust,
Series 2021-BA B 1.450%, 10/16/28§	2,289,324	2,256,311
Upstart Securitization Trust,
Series 2020-3 A 1.702%, 11/20/30§	567,641	565,605
Voya CLO Ltd.,
Series 2019-1A DR 3.894%, 4/15/31 (l)§	800,000	689,537

Total Asset-Backed Securities		87,426,203

Collateralized Mortgage Obligations (2.9%)
Bellemeade Re Ltd.,
Series 2019-1A M1B 3.374%, 3/25/29 (l)§	800,981	798,372
Series 2019-3A M1B 3.224%, 7/25/29 (l)§	644,361	641,732
Series 2020-3A M1B 4.474%, 10/25/30 (l)§	465,246	465,531
Chase Mortgage Finance Corp.,
Series 2019-CL1 M3 3.724%, 4/25/47 (l)§	331,564	325,343
Connecticut Avenue Securities Trust,
Series 2022-R05 2M1 2.826%, 4/25/42 (l)§	829,733	816,072
Eagle RE Ltd.,
Series 2020-1 M1A 2.524%, 1/25/30 (l)§	1,438,863	1,431,947
FHLMC,
Series 3305 FT 1.724%, 7/15/34 (l)	53,436	53,270
Series 3349 FE 1.814%, 7/15/37 (l)	974,683	975,025
Series 3807 FM 1.824%, 2/15/41(l)	32,538	32,563
Series 3927 FH 1.774%, 9/15/41 (l)	33,786	33,721
Series 4029 LD 1.750%, 1/15/27	1,107,070	1,087,934
Series 4087 FB 1.794%, 7/15/42 (l)	926,536	924,768
Series 4286 VF 1.774%, 12/15/43 (l)	674,957	673,001
Series 4350 KF 1.150%, 1/15/39 (l)	332,415	326,350
Series 4457 BA 3.000%, 7/15/39	3,092,650	2,998,101
Series 4459 CA 5.000%, 12/15/34	511,051	527,206
Series 4483 A 3.000%, 12/15/29	255,426	254,075
Series 4486 JN 2.000%, 11/15/24	1,244,217	1,231,643
FHLMC STACR REMIC Trust,
Series 2020-DNA6 M1 1.826%, 12/25/50 (l)§	2,085	2,081
FNMA,
Series 2006-42 CF 2.074%, 6/25/36 (l)	46,853	46,712
Series 2007-109 GF 2.304%, 12/25/37 (l)	74,885	75,631
Series 2010-39 FT 2.574%, 10/25/35 (l)	1,862,451	1,897,782
Series 2011-53 FT 2.204%, 6/25/41 (l)	168,303	169,079
Series 2011-86 KF 2.174%, 9/25/41 (l)	163,873	164,482
Series 2011-86 NF 2.174%, 9/25/41 (l)	71,673	71,901
Series 2012-65 FA 2.074%, 6/25/42 (l)	28,338	28,134
Series 2013-121 FA 2.024%, 12/25/43 (l)	525,455	523,519
Series 2014-49 AF 1.120%, 8/25/44 (l)	1,719,906	1,705,838
Series 2014-54 LA 3.000%, 2/25/44	11,912	11,896
Series 2014-C04 1M2 6.524%, 11/25/24 (l)	776,205	798,115
Series 2014-C04 2M2 6.624%, 11/25/24 (l)	159,107	160,540
Series 2015-C01 1M2 5.924%, 2/25/25 (l)	278,888	281,802
Series 2015-C02 1M2 5.624%, 5/25/25 (l)	69,011	69,359
Series 2016-C02 1M2 7.624%, 9/25/28 (l)	504,823	524,597
Series 2016-C06 1M2 5.874%, 4/25/29 (l)	726,087	750,756
HFX Funding Issuer LLC, 3.622%, 3/15/35 (l)	2,920,000	2,736,029
Home RE Ltd.,
Series 2020-1 M1B 4.874%, 10/25/30 (l)§	151,669	151,639
Series 2021-1 M1A 2.674%, 7/25/33 (l)§	1,340,152	1,337,537
Mello Warehouse Securitization Trust,
Series 2021-1 A 1.368%, 2/25/55 (l)§	2,423,425	2,381,429
PMT Credit Risk Transfer Trust,
Series 2019-2R A 4.402%, 5/27/23 (l)§	577,031	563,271
Series 2019-3R A 4.352%, 10/27/22 (l)§	111,200	110,447
Radnor RE Ltd.,
Series 2019-1 M1B 3.574%, 2/25/29 (l)§	1,277,057	1,272,442
Series 2019-2 M1B 3.374%, 6/25/29 (l)§	741,139	738,251

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2020-1 M1A 2.574%, 1/25/30 (l)§	$889,957	$871,660

Total Collateralized Mortgage Obligations		31,041,583

Commercial Mortgage-Backed Securities (2.8%)
Ashford Hospitality Trust,
Series 2018-KEYS A 2.324%, 6/15/35 (l)§	1,590,446	1,553,990
BAMLL Commercial Mortgage Securities Trust,
Series 2013-WBRK D 3.652%, 3/10/37 (l)§	1,250,000	1,063,756
BBCMS Mortgage Trust,
Series 2020-BID A 3.464%, 10/15/37 (l)§	3,190,000	3,176,106
BFLD Trust,
Series 2021-FPM A 2.924%, 6/15/38 (l)§	4,795,000	4,603,176
Citigroup Commercial Mortgage Trust,
Series 2013-GC11 B 3.732%, 4/10/46 (l)	2,000,000	1,969,388
CLNY Trust,
Series 2019-IKPR D 3.349%, 11/15/38 (l)§	2,400,000	2,231,870
GCT Commercial Mortgage Trust,
Series 2021-GCT B 2.574%, 2/15/38 (l)§	2,996,618	2,905,624
GS Mortgage Securities Trust,
Series 2011-GC5 AS 5.209%, 8/10/44 (l)§	3,139,757	3,019,255
Series 2011-GC5 D 5.302%, 8/10/44 (l)§	49,051	22,263
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-C8 C 4.933%, 10/15/45 (l)§	3,752,000	3,721,923
Morgan Stanley Capital I Trust,
Series 2011-C3 C 5.254%, 7/15/49 (l)§	332,950	326,201
Series 2019-BPR C 4.624%, 5/15/36 (l)§	2,220,000	2,107,458
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5 B 3.649%, 3/10/46 (l)§	2,414,356	2,385,497

Total Commercial Mortgage-Backed Securities		29,086,507

Corporate Bonds (4.4%)
Communication Services (0.2%)
Entertainment (0.2%)
Magallanes, Inc. 3.788%, 3/15/25§	1,728,000	1,678,340

Total Communication Services		1,678,340

Consumer Discretionary (0.3%)
Hotels, Restaurants & Leisure (0.3%)
Las Vegas Sands Corp. 3.200%, 8/8/24	1,453,000	1,376,895
2.900%, 6/25/25	2,462,000	2,191,031

		3,567,926

Total Consumer Discretionary		3,567,926

Consumer Staples (0.3%)
Food & Staples Retailing (0.3%)
Cencosud SA 5.150%, 2/12/25 (m)	2,626,000	2,611,426

Total Consumer Staples		2,611,426

Financials (2.2%)
Banks (1.1%)
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28 (k)	600,000	573,015
Bank of America Corp.
(SOFR + 1.58%), 4.376%, 4/27/28 (k)(x)	2,279,000	2,245,955
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 3.773%, 3/28/25 (k)§	1,708,000	1,678,141
HSBC Holdings plc
(SOFR + 1.43%), 2.999%, 3/10/26 (k)	2,908,000	2,772,974
ING Groep NV
(SOFR + 1.83%), 4.017%, 3/28/28 (k)	708,000	673,940
JPMorgan Chase & Co. 3.845%, 6/14/25	1,641,000	1,626,018
Santander Holdings USA, Inc. (United States SOFR Compounded Index + 1.38%), 4.260%, 6/9/25 (k)	1,362,000	1,346,311
Standard Chartered plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.971%, 3/30/26 (k)(x)§	892,000	872,795

		11,789,149

Capital Markets (0.4%)
Credit Suisse AG 6.500%, 8/8/23§	2,757,000	2,757,000
Morgan Stanley (SOFR + 1.61%), 4.210%, 4/20/28 (k)	853,000	835,297
UBS Group AG (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 4.488%, 5/12/26 (k)(x)§	596,000	594,077

		4,186,374

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Consumer Finance (0.5%)
Capital One Financial Corp.
(SOFR + 1.29%), 2.636%, 3/3/26 (k)	$2,229,000	$2,108,801
(SOFR + 2.06%), 4.927%, 5/10/28 (k)	803,000	794,679
Harley-Davidson Financial Services, Inc. 3.050%, 2/14/27§	630,000	571,437
Synchrony Financial 4.875%, 6/13/25	1,640,000	1,622,597

		5,097,514

Thrifts & Mortgage Finance (0.2%)
Nationwide Building Society (SOFR + 1.29%), 2.972%, 2/16/28 (k)§	1,611,000	1,475,184

Total Financials		22,548,221

Industrials (0.7%)
Airlines (0.2%)
Southwest Airlines Co. 5.250%, 5/4/25	1,658,000	1,682,804

Machinery (0.3%)
CNH Industrial Capital LLC 3.950%, 5/23/25	1,680,000	1,660,656
Parker-Hannifin Corp. 3.650%, 6/15/24	1,641,000	1,633,535

		3,294,191

Trading Companies & Distributors (0.2%)
Aviation Capital Group LLC
5.500%, 12/15/24§	388,000	387,329
1.950%, 1/30/26§	1,884,000	1,641,929
1.950%, 9/20/26§	623,000	530,314

		2,559,572

Total Industrials		7,536,567

Information Technology (0.6%)
IT Services (0.3%)
Kyndryl Holdings, Inc. 2.050%, 10/15/26§	4,060,000	3,418,534

Semiconductors & Semiconductor Equipment (0.1%)
TSMC Arizona Corp. 3.875%, 4/22/27	931,000	927,490

Software (0.1%)
Workday, Inc. 3.500%, 4/1/27	1,138,000	1,088,363

Technology Hardware, Storage & Peripherals (0.1%)
HP, Inc. 4.750%, 1/15/28 (x)	1,336,000	1,322,325

Total Information Technology		6,756,712

Real Estate (0.1%)
Equity Real Estate Investment Trusts (REITs) (0.1%)
American Tower Corp. (REIT) 3.650%, 3/15/27	1,138,000	1,078,172

Total Real Estate		1,078,172

Total Corporate Bonds		45,777,364

Mortgage-Backed Securities (0.4%)
FHLMC UMBS
3.500%, 10/1/49	849,676	829,443
3.500%, 11/1/49	3,900,861	3,805,324

Total Mortgage-Backed Securities		4,634,767

Municipal Bonds (0.2%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A 4.839%, 1/1/41	18,000	19,170
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series 2009P-2T 5.491%, 11/1/39	6,000	6,813
City & County of San Francisco Public Utilities Commission, Revenue Bonds, Series 2010E 6.000%, 11/1/40	8,000	9,187
City of Chicago, International Airport, Revenue Bonds, Series 2010B 6.395%, 1/1/40	6,000	7,399
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE 6.011%, 6/15/42	6,000	7,317
City of New York, General Obligation Bonds, Series 2009-A1 Series A-2 5.206%, 10/1/31	6,000	6,409
City of New York, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG 5.724%, 6/15/42	8,000	9,456
City of New York, Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A 5.508%, 8/1/37	7,000	7,695
Commonwealth of Massachusetts, General Obligation Bonds, Series 2009E 5.456%, 12/1/39	7,000	7,775
County of Los Angeles Community College District, General Obligation Bonds,
Series 2008-E 6.600%, 8/1/42	31,000	39,341
6.750%, 8/1/49	6,000	8,263
County of Los Angeles Unified School District, General Obligation Bonds,
Series 2009-KRY 5.755%, 7/1/29	6,000	6,479

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
5.750%, 7/1/34	$7,000	$7,776
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B 6.731%, 7/1/43	6,000	7,305
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010B 6.138%, 5/1/49	6,000	7,391
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A 6.637%, 4/1/57	37,000	43,427
Massachusetts Water Pollution Abatement Trust, Revenue Bonds, Series 2010-15B 5.192%, 8/1/40	45,000	47,051
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A 6.668%, 11/15/39	8,000	9,559
Metropolitan Transportation Authority, Revenue Bonds,
Series 2010B-1 6.548%, 11/15/31	6,000	6,684
6.648%, 11/15/39	6,000	7,010
Metropolitan Washington Airports Authority, Revenue Bonds, Series 2009D 7.462%, 10/1/46	9,000	11,777
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2010B 6.561%, 12/15/40	31,000	35,983
North Texas Tollway Authority System, Revenue Bonds, Series 2009B 6.718%, 1/1/49	8,000	10,778
Ohio State University, Revenue Bonds, Series 2010C 4.910%, 6/1/40	6,000	6,517
Pennsylvania Turnpike Commission, Revenue Bonds,
Series 2010B 5.511%, 12/1/45	9,000	9,910
5.561%, 12/1/49	7,000	7,892
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds,
Series 2010-S1 6.793%, 4/1/30	1,000	1,107
6.918%, 4/1/40	6,000	7,358
7.043%, 4/1/50	6,000	8,247
San Francisco Bay Area Toll Authority, Toll Bridge, Revenue Bonds, Series 2009-F2 6.263%, 4/1/49	7,000	8,933
State of California, Various Purposes, General Obligation Bonds, Series 2009 7.350%, 11/1/39	6,000	7,816
State of Georgia, General Obligation Bonds, Series 2009H 4.503%, 11/1/25	1,000	1,020
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds,
Series 2010D 5.500%, 3/15/30	6,000	6,355
5.600%, 3/15/40	6,000	6,648
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E 5.770%, 3/15/39	8,000	8,664
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010D 5.481%, 8/1/39	6,000	6,623
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds,
Series 2010F 5.090%, 8/1/33	6,000	6,390
5.140%, 8/1/40	6,000	6,696
Tobacco Settlement Finance Authority Taxable Tobacco Settlement, Series 2020 3.000%, 6/1/35	1,537,161	1,466,987

Total Municipal Bonds		1,897,208

U.S. Government Agency Securities (39.1%)
FFCB
0.160%, 10/13/22	40,000,000	39,806,532
0.125%, 3/9/23	50,000,000	49,052,005
0.125%, 4/13/23	50,000,000	48,949,110
0.250%, 6/28/23	35,000,000	34,076,112
0.900%, 1/18/24	20,000,000	19,379,060
1.125%, 1/6/25	7,000,000	6,680,293
FHLB
1.375%, 2/17/23	14,835,000	14,726,866
0.125%, 3/17/23	30,000,000	29,395,137
0.125%, 8/28/23	25,000,000	24,239,072
0.500%, 11/9/23	22,000,000	21,281,938
1.875%, 9/11/26	20,000,000	19,034,796
5.500%, 7/15/36	12,000	14,464
FHLMC
2.750%, 6/19/23	2,717,000	2,709,852
0.250%, 8/24/23	13,000,000	12,611,782
0.250%, 11/6/23	50,000,000	48,241,505
1.500%, 2/12/25	25,500,000	24,525,806
0.375%, 7/21/25	12,900,000	11,909,065
FNMA 2.500%, 2/5/24	5,000,000	4,966,410

Total U.S. Government Agency Securities		411,599,805

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (38.0%)
U.S. Treasury Inflation Linked Notes 0.375%, 7/15/27 TIPS	$55,453,219	$55,344,098
U.S. Treasury Notes
0.125%, 11/30/22	46,978,100	46,553,127
0.125%, 3/31/23	117,000,000	114,729,323
0.125%, 5/31/23	27,722,000	27,036,188
0.250%, 9/30/23	9,213,500	8,914,208
2.875%, 9/30/23	50,691,300	50,649,718
0.750%, 12/31/23	20,295,700	19,642,432
1.500%, 2/29/24	35,079,600	34,274,007
2.250%, 3/31/24	40,703,500	40,219,303
1.875%, 2/28/27	2,428,800	2,309,021

Total U.S. Treasury Obligations		399,671,425

Total Long-Term Debt Securities (96.1%) (Cost $1,040,049,591)		1,011,134,862

SHORT-TERM INVESTMENTS:
Repurchase Agreement (0.3%)
Deutsche Bank Securities, Inc., 1.45%, dated 6/30/22, due 7/1/22, repurchase price $3,489,148, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $3,558,788. (xx)	3,489,008	3,489,008

U.S. Treasury Obligations (1.1%)
U.S. Treasury Bills
0.96%, 7/28/22 (p)	7,495,400	7,489,835
1.46%, 8/25/22 (p)	3,421,100	3,413,338

Total U.S. Treasury Obligations		10,903,173

Total Short-Term Investments (1.4%) (Cost $14,399,617)		14,392,181

Total Investments in Securities (97.5%) (Cost $1,054,449,208)		1,025,527,043
Other Assets Less Liabilities (2.5%)		26,479,975

Net Assets (100%)		$1,052,007,018

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2022, the market value of these securities amounted to $128,114,633 or 12.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2022.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2022.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2022, the market value of these securities amounted to $2,611,426 or 0.2% of net assets.

(p)	Yield to maturity.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $3,407,456. This was collateralized by cash of $3,489,008 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CLO	— Collateralized Loan Obligation
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk
TIPS	— Treasury Inflation Protected Security
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Futures contracts outstanding as of June 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	467	9/2022	USD	98,077,297	(245,321)

					(245,321)

Short Contracts
U.S. Treasury 5 Year Note	(1,176)	9/2022	USD	(132,006,000)	699,972
U.S. Treasury 10 Year Note	(65)	9/2022	USD	(7,704,531)	107,014
U.S. Treasury Ultra Bond	(4)	9/2022	USD	(617,375)	18,947

					825,933

					580,612

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$87,426,203	$—	$87,426,203
Collateralized Mortgage Obligations	—	31,041,583	—	31,041,583
Commercial Mortgage-Backed Securities	—	29,086,507	—	29,086,507
Corporate Bonds
Communication Services	—	1,678,340	—	1,678,340
Consumer Discretionary	—	3,567,926	—	3,567,926
Consumer Staples	—	2,611,426	—	2,611,426
Financials	—	22,548,221	—	22,548,221
Industrials	—	7,536,567	—	7,536,567
Information Technology	—	6,756,712	—	6,756,712
Real Estate	—	1,078,172	—	1,078,172
Futures	825,933	—	—	825,933
Mortgage-Backed Securities	—	4,634,767	—	4,634,767
Municipal Bonds	—	1,897,208	—	1,897,208
Short-Term Investments
Repurchase Agreement	—	3,489,008	—	3,489,008
U.S. Treasury Obligations	—	10,903,173	—	10,903,173
U.S. Government Agency Securities	—	411,599,805	—	411,599,805
U.S. Treasury Obligations	—	399,671,425	—	399,671,425

Total Assets	$825,933	$1,025,527,043	$—	$1,026,352,976

Liabilities:
Futures	$(245,321)	$—	$—	$(245,321)

Total Liabilities	$(245,321)	$—	$—	$(245,321)

Total	$580,612	$1,025,527,043	$—	$1,026,107,655

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$825,933	*

Total		$825,933

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(245,321	)*

Total		$(245,321)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$1,740,396	$1,740,396

Total	$1,740,396	$1,740,396

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$671,560	$671,560

Total	$671,560	$671,560

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $120,277,000 during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$83,912,706
Long-term U.S. government debt securities	134,472,545

$218,385,251

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$149,136,603
Long-term U.S. government debt securities	184,530,400

$333,667,003

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,248,881
Aggregate gross unrealized depreciation	(29,499,486)

Net unrealized depreciation	$(28,250,605)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,054,358,260

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $1,050,960,200)	$1,022,038,035
Repurchase Agreements (Cost $3,489,008)	3,489,008
Cash	24,484,914
Cash held as collateral at broker for futures	2,006,868
Receivable for securities sold	2,424,345
Dividends, interest and other receivables	2,282,970
Receivable for Portfolio shares sold	309,254
Securities lending income receivable	736
Other assets	11,741

Total assets	1,057,047,871

LIABILITIES
Payable for return of collateral on securities loaned	3,489,008
Due to broker for futures variation margin	724,427
Investment management fees payable	359,339
Payable for Portfolio shares redeemed	221,104
Distribution fees payable – Class IB	97,011
Administrative fees payable	82,368
Trustees’ fees payable	1,439
Accrued expenses	66,157

Total liabilities	5,040,853

NET ASSETS	$1,052,007,018

Net assets were comprised of:
Paid in capital	$1,088,674,887
Total distributable earnings (loss)	(36,667,869)

Net assets	$1,052,007,018

Class IB
Net asset value, offering and redemption price per share, $472,702,788 / 49,279,448 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.59

Class K
Net asset value, offering and redemption price per share, $579,304,230 / 59,971,393 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.66

(x)	Includes value of securities on loan of $3,407,456.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Interest	$5,229,184
Dividends	22
Securities lending (net)	1,304

Total income	5,230,510

EXPENSES
Investment management fees	2,503,803
Distribution fees – Class IB	581,698
Administrative fees	517,048
Professional fees	45,765
Printing and mailing expenses	25,467
Custodian fees	19,093
Trustees’ fees	17,845
Miscellaneous	23,822

Gross expenses	3,734,541
Less: Waiver from investment manager	(215,372)

Net expenses	3,519,169

NET INVESTMENT INCOME (LOSS)	1,711,341

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(2,757,501)
Futures contracts	1,740,396

Net realized gain (loss)	(1,017,105)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(25,533,224)
Futures contracts	671,560

Net change in unrealized appreciation (depreciation)	(24,861,664)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(25,878,769)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(24,167,428)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,711,341	$5,716,547
Net realized gain (loss)	(1,017,105)	5,484,963
Net change in unrealized appreciation (depreciation)	(24,861,664)	(13,115,644)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(24,167,428)	(1,914,134)

Distributions to shareholders:
Class IB	—	(1,896,311)
Class K	—	(4,479,032)

Total distributions to shareholders	—	(6,375,343)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 6,230,472 and 14,209,856 shares, respectively ]	60,290,100	140,342,333
Capital shares issued in reinvestment of dividends [ 0 and 193,427 shares, respectively ]	—	1,896,311
Capital shares repurchased [ (5,124,044) and (18,138,448) shares, respectively ]	(49,632,066)	(179,060,291)

Total Class IB transactions	10,658,034	(36,821,647)

Class K
Capital shares sold [ 1,313,418 and 17,796,937 shares, respectively ]	12,765,150	176,947,939
Capital shares issued in reinvestment of dividends [ 0 and 454,273 shares, respectively ]	—	4,479,032
Capital shares repurchased [ (13,451,866) and (54,290,385) shares, respectively ]	(130,604,570)	(539,752,079)

Total Class K transactions	(117,839,420)	(358,325,108)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(107,181,386)	(395,146,755)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(131,348,814)	(403,436,232)
NET ASSETS:
Beginning of period	1,183,355,832	1,586,792,064

End of period	$1,052,007,018	$1,183,355,832

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021	2020	2019	2018	2017
Net asset value, beginning of period	$9.80		$9.88	$9.88	$9.80	$9.82	$9.85

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01		0.02	0.09	0.17	0.12	0.04
Net realized and unrealized gain (loss)	(0.22)		(0.06)	— #	0.09	(0.01)	(0.02)

Total from investment operations	(0.21)		(0.04)	0.09	0.26	0.11	0.02

Less distributions:
Dividends from net investment income	—		(0.04)	(0.09)	(0.18)	(0.13)	(0.05)

Net asset value, end of period	$9.59		$9.80	$9.88	$9.88	$9.80	$9.82

Total return (b)	(2.14)%		(0.42)%	0.94%	2.63%	1.12%	0.19%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$472,703		$472,296	$512,688	$486,821	$515,609	$534,027
Ratio of expenses to average net assets:
After waivers (a)(f)	0.77%		0.79%	0.80%	0.80%	0.81%	0.82%
Before waivers (a)(f)	0.81%		0.80%	0.81%	0.81%	0.81%	0.82%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.16%		0.19%	0.87%	1.75%	1.24%	0.38%
Before waivers (a)(f)	0.12%		0.18%	0.86%	1.75%	1.24%	0.38%
Portfolio turnover rate^	21	%(z)	77%	65%	37%	48%	47%

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021	2020	2019	2018	2017
Net asset value, beginning of period	$9.86		$9.93	$9.93	$9.86	$9.87	$9.90

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02		0.04	0.11	0.20	0.15	0.06
Net realized and unrealized gain (loss)	(0.22)		(0.05)	0.01	0.07	(0.01)	(0.02)

Total from investment operations	(0.20)		(0.01)	0.12	0.27	0.14	0.04

Less distributions:
Dividends from net investment income	—		(0.06)	(0.12)	(0.20)	(0.15)	(0.07)

Net asset value, end of period	$9.66		$9.86	$9.93	$9.93	$9.86	$9.87

Total return (b)	(2.03)%		(0.09)%	1.18%	2.76%	1.47%	0.44%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$579,304		$711,060	$1,074,104	$1,059,567	$887,570	$955,827
Ratio of expenses to average net assets:
After waivers (a)(f)	0.52%		0.54%	0.55%	0.55%	0.56%	0.57%
Before waivers (a)(f)	0.56%		0.55%	0.56%	0.56%	0.56%	0.57%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.40%		0.45%	1.12%	2.01%	1.49%	0.63%
Before waivers (a)(f)	0.36%		0.44%	1.11%	2.01%	1.49%	0.63%
Portfolio turnover rate^	21	%(z)	77%	65%	37%	48%	47%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/AB SMALL CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Information Technology	19.7%
Health Care	17.2
Industrials	16.9
Financials	13.5
Consumer Discretionary	13.0
Repurchase Agreements	5.7
Energy	5.4
Real Estate	4.1
Consumer Staples	3.0
Investment Companies	3.0
Materials	2.7
Utilities	1.8
Communication Services	1.4
Cash and Other	(7.4)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IA
Actual	$1,000.00	$692.10	$3.81
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.29	4.55
Class IB
Actual	1,000.00	692.30	3.81
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.29	4.55
Class K
Actual	1,000.00	693.10	2.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.53	3.30

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.91%, 0.91% and 0.66%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.4%)
Diversified Telecommunication Services (0.3%)
Anterix, Inc.*	2,100	$86,247
ATN International, Inc.	4,300	201,713
Bandwidth, Inc., Class A*	9,600	180,672
Charge Enterprises, Inc. (x)*	22,600	107,802
Cogent Communications Holdings, Inc.	15,982	971,066
Consolidated Communications Holdings, Inc.*	26,022	182,154
EchoStar Corp., Class A*	16,600	320,380
Globalstar, Inc. (x)*	243,100	299,013
IDT Corp., Class B*	8,000	201,200
Iridium Communications, Inc.*	49,700	1,866,732
Liberty Latin America Ltd., Class A*	11,700	91,260
Liberty Latin America Ltd., Class C*	73,533	572,822
Radius Global Infrastructure, Inc.*	22,800	347,928
Starry Group Holdings, Inc., Class A (x)*	13,700	56,444

		5,485,433

Entertainment (0.2%)
Cinemark Holdings, Inc.*	53,300	800,566
IMAX Corp.*	26,000	439,140
Liberty Media Corp.-Liberty Braves, Class A*	4,300	108,145
Liberty Media Corp.-Liberty Braves, Class C*	16,500	396,000
Lions Gate Entertainment Corp., Class A*	25,700	239,267
Lions Gate Entertainment Corp., Class B*	46,100	407,063
Madison Square Garden Entertainment Corp.*	10,111	532,041
Playstudios, Inc. (x)*	6,700	28,676

		2,950,898

Interactive Media & Services (0.3%)
Bumble, Inc., Class A*	31,400	883,910
Cargurus, Inc.*	35,774	768,783
Cars.com, Inc.*	35,000	330,050
Eventbrite, Inc., Class A*	32,100	329,667
EverQuote, Inc., Class A*	300	2,652
fuboTV, Inc. (x)*	52,700	130,169
MediaAlpha, Inc., Class A*	5,000	49,250
QuinStreet, Inc.*	14,500	145,870
TrueCar, Inc.*	34,500	89,355
Vimeo, Inc.*	52,100	313,642
Yelp, Inc.*	27,700	769,229
Ziff Davis, Inc.*	16,800	1,252,104
ZipRecruiter, Inc., Class A*	29,100	431,262

		5,495,943

Media (0.5%)
Advantage Solutions, Inc.*	4,700	17,860
AMC Networks, Inc., Class A*	12,900	375,648
Audacy, Inc. (x)*	21,400	20,163
Boston Omaha Corp., Class A*	3,000	61,950
Cardlytics, Inc.*	12,900	287,799
Clear Channel Outdoor Holdings, Inc.*	145,400	155,578
EW Scripps Co. (The), Class A*	21,965	273,904
Gannett Co., Inc. (x)*	43,100	124,990
Gray Television, Inc.	41,800	706,002
iHeartMedia, Inc., Class A*	44,800	353,472
Integral Ad Science Holding Corp.*	3,000	29,790
John Wiley & Sons, Inc., Class A	17,300	826,248
Magnite, Inc.*	48,238	428,353
PubMatic, Inc., Class A (x)*	15,200	241,528
Scholastic Corp.	13,300	478,401
Sinclair Broadcast Group, Inc., Class A	25,900	528,360
Stagwell, Inc. (x)*	6,400	34,752
TechTarget, Inc.*	12,000	788,640
TEGNA, Inc.	84,800	1,778,256
Thryv Holdings, Inc.*	2,700	60,453
WideOpenWest, Inc.*	20,100	366,021

		7,938,168

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	25,100	406,369
Shenandoah Telecommunications Co.	24,728	548,962
Telephone and Data Systems, Inc.	40,500	639,495
United States Cellular Corp.*	1,200	34,752

		1,629,578

Total Communication Services		23,500,020

Consumer Discretionary (13.0%)
Auto Components (0.7%)
Adient plc*	40,700	1,205,941
American Axle & Manufacturing Holdings, Inc.*	47,100	354,663
Dana, Inc.	47,000	661,290
Dorman Products, Inc.*	10,600	1,162,926
Fox Factory Holding Corp.*	16,800	1,353,072
Gentherm, Inc.*	14,300	892,463
Goodyear Tire & Rubber Co. (The)*	110,686	1,185,447
LCI Industries	9,900	1,107,612
Luminar Technologies, Inc. (x)*	86,900	515,317
Modine Manufacturing Co.*	3,500	36,855
Motorcar Parts of America, Inc.*	3,300	43,296
Patrick Industries, Inc.	9,900	513,216
Standard Motor Products, Inc.	9,700	436,403
Stoneridge, Inc.*	8,000	137,200
Tenneco, Inc., Class A*	30,000	514,800
Visteon Corp.*	10,100	1,046,158
XPEL, Inc. (m)(x)*	7,900	362,847

		11,529,506

Automobiles (0.3%)
Canoo, Inc. (x)*	36,300	67,155
Fisker, Inc. (x)*	442,010	3,788,026
Lordstown Motors Corp. (x)*	44,900	70,942
Winnebago Industries, Inc.	16,200	786,672
Workhorse Group, Inc. (x)*	39,300	102,180

		4,814,975

Distributors (1.1%)
Funko, Inc., Class A*	7,800	174,096
Pool Corp.	51,020	17,919,754

		18,093,850

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Consumer Services (0.9%)
2U, Inc.*	28,700	$300,489
Adtalem Global Education, Inc.*	18,553	667,351
Chegg, Inc.*	45,300	850,734
Coursera, Inc.*	41,100	582,798
Duolingo, Inc. (x)*	8,600	752,930
European Wax Center, Inc., Class A (x)	4,400	77,528
Frontdoor, Inc.*	30,100	724,808
Graham Holdings Co., Class B	1,600	906,944
Laureate Education, Inc., Class A	48,800	564,616
Mister Car Wash, Inc. (x)*	745,036	8,105,992
OneSpaWorld Holdings Ltd. (x)*	600	4,302
Perdoceo Education Corp.*	29,300	345,154
PowerSchool Holdings, Inc., Class A*	16,600	200,030
Strategic Education, Inc.	10,531	743,278
Stride, Inc.*	17,700	721,983
Udemy, Inc. (x)*	26,300	268,523
Vivint Smart Home, Inc. (x)*	34,800	121,104
WW International, Inc.*	21,700	138,663

		16,077,227

Hotels, Restaurants & Leisure (3.1%)
Accel Entertainment, Inc.*	2,600	27,612
Bally’s Corp.*	10,000	197,800
Biglari Holdings, Inc., Class B*	70	8,589
BJ’s Restaurants, Inc.*	10,700	231,976
Bloomin’ Brands, Inc.	37,500	623,250
Bluegreen Vacations Holding Corp.	3,131	78,150
Bowlero Corp. (x)*	13,300	140,847
Brinker International, Inc.*	22,200	489,066
Cheesecake Factory, Inc. (The) (x)	22,000	581,240
Chuy’s Holdings, Inc.*	6,700	133,464
Cracker Barrel Old Country Store, Inc.	11,185	933,836
Dave & Buster’s Entertainment, Inc.*	19,800	649,044
Denny’s Corp.*	29,712	257,900
Dine Brands Global, Inc.	8,000	520,640
Dutch Bros, Inc., Class A (x)*	214,338	6,783,798
Everi Holdings, Inc.*	26,600	433,846
Golden Entertainment, Inc.*	6,400	253,120
Hilton Grand Vacations, Inc.*	33,100	1,182,663
International Game Technology plc	37,468	695,406
Jack in the Box, Inc.	9,900	554,994
Krispy Kreme, Inc. (x)	32,583	443,129
Life Time Group Holdings, Inc. (x)*	9,300	119,784
Light & Wonder, Inc.*	38,500	1,809,115
Lindblad Expeditions Holdings, Inc. (x)*	3,900	31,590
Monarch Casino & Resort, Inc.*	4,900	287,483
NEOGAMES SA (x)*	3,500	46,935
Noodles & Co.*	1,700	7,990
Papa John’s International, Inc.	13,066	1,091,272
Planet Fitness, Inc., Class A*	233,484	15,879,247
Red Rock Resorts, Inc., Class A	24,500	817,320
Rush Street Interactive, Inc.*	20,800	97,136
Ruth’s Hospitality Group, Inc.	3,800	61,788
SeaWorld Entertainment, Inc.*	19,700	870,346
Shake Shack, Inc., Class A*	17,500	690,900
Texas Roadhouse, Inc.	24,900	1,822,680
Vail Resorts, Inc.	55,170	12,029,818
Wingstop, Inc.	12,300	919,671

		51,803,445

Household Durables (2.0%)
Cavco Industries, Inc.*	3,500	685,965
Century Communities, Inc.	12,500	562,125
GoPro, Inc., Class A*	62,600	346,178
Green Brick Partners, Inc.*	4,700	91,979
Helen of Troy Ltd.*	9,033	1,467,050
Installed Building Products, Inc.	10,400	864,864
iRobot Corp.*	14,119	518,873
KB Home	29,779	847,510
La-Z-Boy, Inc.	25,600	606,976
LGI Homes, Inc.*	8,900	773,410
Lovesac Co. (The)*	4,800	132,000
M.D.C. Holdings, Inc.	25,502	823,970
M/I Homes, Inc.*	12,800	507,648
Meritage Homes Corp.*	14,500	1,051,250
NVR, Inc.*	2,450	9,810,143
Purple Innovation, Inc. (x)*	20,100	61,506
Skyline Champion Corp.*	23,400	1,109,628
Sonos, Inc.*	52,188	941,472
Taylor Morrison Home Corp.*	47,140	1,101,190
TopBuild Corp.*	58,781	9,825,832
Tri Pointe Homes, Inc.*	41,360	697,743
Tupperware Brands Corp.*	24,900	157,866
Universal Electronics, Inc.*	100	2,557
Vizio Holding Corp., Class A*	6,900	47,058
Vuzix Corp. (x)*	23,500	166,850
Weber, Inc., Class A (x)	8,700	62,727

		33,264,370

Internet & Direct Marketing Retail (0.2%)
1-800-Flowers.com, Inc., Class A*	10,600	100,806
CarParts.com, Inc.*	19,000	131,860
ContextLogic, Inc., Class A*	207,200	331,520
Duluth Holdings, Inc., Class B*	300	2,862
Groupon, Inc. (x)*	10,200	115,260
Lands’ End, Inc.*	4,400	46,728
Overstock.com, Inc. (x)*	16,500	412,665
Porch Group, Inc. (x)*	29,800	76,288
Quotient Technology, Inc.*	33,500	99,495
Qurate Retail, Inc.	127,500	365,925
RealReal, Inc. (The) (x)*	32,000	79,680
Revolve Group, Inc.*	14,400	373,104
Shutterstock, Inc.	9,700	555,907
Stitch Fix, Inc., Class A*	28,000	138,320
Vivid Seats, Inc., Class A (x)	6,500	48,555
Xometry, Inc., Class A (x)*	9,200	312,156

		3,191,131

Leisure Products (0.6%)
Acushnet Holdings Corp.	14,600	608,528
Callaway Golf Co.*	47,000	958,800
Johnson Outdoors, Inc., Class A	400	24,464
Latham Group, Inc.*	1,073,895	7,442,092
Malibu Boats, Inc., Class A*	9,700	511,287
Smith & Wesson Brands, Inc.	10,100	132,613
Sturm Ruger & Co., Inc.	8,300	528,295
Vista Outdoor, Inc.*	21,126	589,416

		10,795,495

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Multiline Retail (0.1%)
Big Lots, Inc. (x)	17,100	$358,587
Dillard’s, Inc., Class A (x)	1,600	352,912
Franchise Group, Inc.	11,300	396,291

		1,107,790

Specialty Retail (3.7%)
Aaron’s Co., Inc. (The)	10,700	155,685
Abercrombie & Fitch Co., Class A*	27,200	460,224
Academy Sports & Outdoors, Inc.	30,000	1,066,200
American Eagle Outfitters, Inc. (x)	69,100	772,538
America’s Car-Mart, Inc.*	1,500	150,900
Arko Corp. (x)	46,700	381,072
Asbury Automotive Group, Inc.*	8,900	1,507,126
Bed Bath & Beyond, Inc.*	36,313	180,476
Boot Barn Holdings, Inc.*	13,000	895,830
Buckle, Inc. (The)	11,600	321,204
Caleres, Inc.	15,400	404,096
Camping World Holdings, Inc., Class A (x)	16,900	364,871
Cato Corp. (The), Class A	3,100	35,991
Children’s Place, Inc. (The)*	6,400	249,088
Citi Trends, Inc.*	900	21,285
Designer Brands, Inc., Class A	26,900	351,314
EVgo, Inc. (x)*	18,800	112,988
Five Below, Inc.*	100,841	11,438,395
Floor & Decor Holdings, Inc., Class A*	169,680	10,683,053
Foot Locker, Inc.	30,200	762,550
Genesco, Inc.*	5,800	289,478
Group 1 Automotive, Inc.	6,237	1,059,042
GrowGeneration Corp. (x)*	21,700	77,903
Guess?, Inc. (x)	12,900	219,945
Hibbett, Inc.	7,600	332,196
Lithia Motors, Inc., Class A	51,736	14,217,570
MarineMax, Inc.*	9,400	339,528
Monro, Inc.	14,850	636,768
Murphy USA, Inc.	8,200	1,909,534
National Vision Holdings, Inc.*	291,427	8,014,242
ODP Corp. (The)*	19,590	592,402
Party City Holdco, Inc. (x)*	44,300	58,476
Rent-A-Center, Inc.	26,400	513,480
Sally Beauty Holdings, Inc.*	57,800	688,976
Shoe Carnival, Inc.	3,600	77,796
Signet Jewelers Ltd.	17,000	908,820
Sleep Number Corp.*	11,800	365,210
Sonic Automotive, Inc., Class A	12,200	446,886
Urban Outfitters, Inc.*	34,400	641,904
Warby Parker, Inc., Class A (x)*	30,400	342,304
Winmark Corp.	100	19,557
Zumiez, Inc.*	10,600	275,600

		62,342,503

Textiles, Apparel & Luxury Goods (0.3%)
Crocs, Inc.*	23,700	1,153,479
Ermenegildo Zegna Holditalia SpA (x)*	1,300	13,715
G-III Apparel Group Ltd.*	24,000	485,520
Kontoor Brands, Inc.	24,900	830,913
Oxford Industries, Inc.	7,600	674,424
PLBY Group, Inc. (x)*	9,800	62,720
Steven Madden Ltd.	34,293	1,104,577
Wolverine World Wide, Inc.	32,200	649,152

		4,974,500

Total Consumer Discretionary		217,994,792

Consumer Staples (3.0%)
Beverages (0.3%)
Celsius Holdings, Inc. (x)*	20,800	1,357,408
Coca-Cola Consolidated, Inc.	1,800	1,015,020
Duckhorn Portfolio, Inc. (The)*	13,400	282,204
MGP Ingredients, Inc. (x)	5,400	540,486
National Beverage Corp.	10,800	528,552
Primo Water Corp.	58,934	788,537

		4,512,207

Food & Staples Retailing (0.8%)
Andersons, Inc. (The)	13,600	448,664
Chefs’ Warehouse, Inc. (The)*	14,200	552,238
Grocery Outlet Holding Corp.*	204,750	8,728,492
HF Foods Group, Inc.*	4,700	24,534
Ingles Markets, Inc., Class A	6,200	537,850
PriceSmart, Inc.	9,000	644,670
SpartanNash Co.	13,800	416,346
Sprouts Farmers Market, Inc.*	47,500	1,202,700
United Natural Foods, Inc.*	24,500	965,300
Weis Markets, Inc.	5,800	432,332

		13,953,126

Food Products (1.3%)
B&G Foods, Inc.(x)	25,300	601,634
Beyond Meat, Inc.*	22,400	536,256
Calavo Growers, Inc.	5,000	208,600
Cal-Maine Foods, Inc.	18,200	899,262
Fresh Del Monte Produce, Inc.	12,400	366,172
Freshpet, Inc.*	194,416	10,088,246
Hain Celestial Group, Inc. (The)*	27,400	650,476
Hostess Brands, Inc.*	57,800	1,225,938
J & J Snack Foods Corp.	6,900	963,654
Lancaster Colony Corp.	7,800	1,004,484
Landec Corp.*	1,400	13,958
Sanderson Farms, Inc.	8,100	1,745,793
Simply Good Foods Co. (The)*	31,903	1,204,976
SunOpta, Inc.*	35,600	276,968
Tattooed Chef, Inc. (x)*	7,800	49,140
Tootsie Roll Industries, Inc.	1,545	54,616
TreeHouse Foods, Inc.*	20,800	869,856
Utz Brands, Inc.	23,600	326,152

		21,086,181

Household Products (0.1%)
Central Garden & Pet Co., Class A*	19,300	772,193
Energizer Holdings, Inc.	27,300	773,955
WD-40 Co.	5,600	1,127,616

		2,673,764

Personal Products (0.4%)
Beauty Health Co. (The)*	33,700	433,382
BellRing Brands, Inc.*	43,504	1,082,815
Edgewell Personal Care Co.	25,400	876,808
elf Beauty, Inc.*	15,200	466,336
Herbalife Nutrition Ltd.*	36,100	738,245

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Inter Parfums, Inc.	8,400	$613,704
Medifast, Inc.	5,100	920,601
Nature’s Sunshine Products, Inc.*	2,500	26,675
Nu Skin Enterprises, Inc., Class A	19,900	861,670
USANA Health Sciences, Inc.*	7,400	535,464
Veru, Inc. (x)*	23,700	267,810

		6,823,510

Tobacco (0.1%)
Universal Corp.	12,000	726,000
Vector Group Ltd.	60,794	638,337

		1,364,337

Total Consumer Staples		50,413,125

Energy (5.4%)
Energy Equipment & Services (2.0%)
Archrock, Inc.	62,200	514,394
Borr Drilling Ltd. (x)*	48,900	225,429
Bristow Group, Inc.*	9,133	213,712
Cactus, Inc., Class A	249,660	10,053,808
ChampionX Corp.	77,400	1,536,390
Diamond Offshore Drilling, Inc. (x)*	36,400	214,396
DMC Global, Inc.*	4,400	79,332
Dril-Quip, Inc.*	15,700	405,060
Expro Group Holdings NV*	17,383	200,252
Helix Energy Solutions Group, Inc.*	22,700	70,370
Helmerich & Payne, Inc.	42,200	1,817,132
Liberty Energy, Inc., Class A*	52,000	663,520
Nabors Industries Ltd.*	3,300	441,870
National Energy Services Reunited Corp.*	11,400	77,292
Newpark Resources, Inc.*	7,600	23,484
NexTier Oilfield Solutions, Inc.*	66,592	633,290
Noble Corp.*	13,700	347,295
Oceaneering International, Inc.*	46,600	497,688
Patterson-UTI Energy, Inc.	798,480	12,584,045
ProPetro Holding Corp.*	33,200	332,000
RPC, Inc.*	22,315	154,197
Select Energy Services, Inc., Class A*	20,200	137,764
Solaris Oilfield Infrastructure, Inc., Class A	19,800	215,424
Tidewater, Inc.*	21,850	460,816
US Silica Holdings, Inc.*	23,500	268,370
Valaris Ltd.*	22,200	937,728
Weatherford International plc*	25,700	544,069

		33,649,127

Oil, Gas & Consumable Fuels (3.4%)
Arch Resources, Inc. (x)	6,600	944,394
Archaea Energy, Inc.*	21,700	337,001
Berry Corp.	4,800	36,576
Brigham Minerals, Inc., Class A	17,500	431,025
California Resources Corp.	33,700	1,297,450
Callon Petroleum Co.*	16,000	627,200
Centennial Resource Development, Inc., Class A*	72,500	433,550
Civitas Resources, Inc.	26,846	1,403,777
Clean Energy Fuels Corp.*	76,500	342,720
CNX Resources Corp.*	83,000	1,366,180
Comstock Resources, Inc.*	35,700	431,256
CONSOL Energy, Inc.*	12,800	632,064
Crescent Energy Co., Class A (x)	4,880	60,903
CVR Energy, Inc.	10,800	361,800
Delek US Holdings, Inc.*	25,680	663,571
Denbury, Inc.*	20,200	1,211,798
DHT Holdings, Inc.	30,400	186,352
Dorian LPG Ltd.	8,515	129,428
Earthstone Energy, Inc., Class A (x)*	16,500	225,225
Energy Fuels, Inc. (x)*	57,100	280,361
Equitrans Midstream Corp.	163,800	1,041,768
Excelerate Energy, Inc., Class A*	9,300	185,256
FLEX LNG Ltd.	10,400	284,856
Frontline Ltd.*	58,800	520,968
Gevo, Inc. (x)*	78,200	183,770
Golar LNG Ltd.*	46,400	1,055,600
Green Plains, Inc.*	17,900	486,343
Gulfport Energy Corp.*	4,300	341,893
HighPeak Energy, Inc. (x)	4,100	105,042
International Seaways, Inc.	17,955	380,646
Kinetik Holdings, Inc. (x)	4,200	143,388
Kosmos Energy Ltd.*	200,900	1,243,571
Laredo Petroleum, Inc.*	5,000	344,700
Magnolia Oil & Gas Corp., Class A	55,600	1,167,044
Matador Resources Co.	284,860	13,271,627
Murphy Oil Corp.	58,700	1,772,153
Northern Oil and Gas, Inc.	23,900	603,714
Oasis Petroleum, Inc.	8,100	985,365
Ovintiv, Inc.	262,240	11,588,386
Par Pacific Holdings, Inc.*	14,200	221,378
PBF Energy, Inc., Class A*	35,200	1,021,504
Peabody Energy Corp.*	42,900	915,057
Ranger Oil Corp.*	7,700	253,099
REX American Resources Corp.*	1,600	135,680
SandRidge Energy, Inc. (x)*	13,000	203,710
Scorpio Tankers, Inc. (x)	22,100	762,671
SFL Corp. Ltd.	47,800	453,622
SM Energy Co.	44,100	1,507,779
Talos Energy, Inc.*	24,100	372,827
Tellurian, Inc. (x)*	185,800	553,684
Uranium Energy Corp. (x)*	88,400	272,272
Vertex Energy, Inc. (x)*	21,300	224,076
W&T Offshore, Inc.*	49,800	215,136
Whiting Petroleum Corp.	15,800	1,074,874
World Fuel Services Corp.	31,600	646,536

		55,942,626

Total Energy		89,591,753

Financials (13.5%)
Banks (5.6%)
1st Source Corp.	6,535	296,689
Allegiance Bancshares, Inc.	7,300	275,648
Amalgamated Financial Corp.	5,200	102,856
Amerant Bancorp, Inc.	10,400	292,448
American National Bankshares, Inc.	3,500	121,135
Ameris Bancorp	24,920	1,001,286
Arrow Financial Corp.	2,863	91,072
Associated Banc-Corp.	60,600	1,106,556
Atlantic Union Bankshares Corp.	31,544	1,069,973
Banc of California, Inc.	21,000	370,020
BancFirst Corp.	8,200	784,822
Bancorp, Inc. (The)*	23,500	458,720
Bank First Corp. (x)	1,000	75,810

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Bank of NT Butterfield & Son Ltd. (The)	26,100	$814,059
BankUnited, Inc.	29,700	1,056,429
Banner Corp.	13,700	770,077
Bar Harbor Bankshares	300	7,758
Berkshire Hills Bancorp, Inc.	20,400	505,308
Brookline Bancorp, Inc.	33,856	450,623
Business First Bancshares, Inc.	500	10,655
Byline Bancorp, Inc.	2,300	54,740
Cadence Bank	67,753	1,590,840
Cambridge Bancorp	900	74,430
Camden National Corp.	4,025	177,301
Capital City Bank Group, Inc.	4,700	131,083
Capstar Financial Holdings, Inc.	600	11,772
Carter Bankshares, Inc.*	1,800	23,760
Cathay General Bancorp	29,001	1,135,389
CBTX, Inc.	3,600	95,724
Central Pacific Financial Corp.	10,500	225,225
Citizens & Northern Corp.	4,200	101,514
City Holding Co.	7,300	583,124
Civista Bancshares, Inc.	2,800	59,528
CNB Financial Corp.	3,240	78,376
Coastal Financial Corp.*	400	15,248
Columbia Banking System, Inc.	33,075	947,599
Community Bank System, Inc.	22,596	1,429,875
Community Trust Bancorp, Inc.	1,100	44,484
ConnectOne Bancorp, Inc.	16,200	396,090
CrossFirst Bankshares, Inc.*	7,000	92,400
Customers Bancorp, Inc.*	10,800	366,120
CVB Financial Corp.	51,335	1,273,621
Dime Community Bancshares, Inc.	15,719	466,068
Eagle Bancorp, Inc.	12,230	579,824
Eastern Bankshares, Inc.	64,370	1,188,270
Enterprise Bancorp, Inc.	900	28,971
Enterprise Financial Services Corp.	16,084	667,486
Equity Bancshares, Inc., Class A	2,500	72,900
Farmers National Banc Corp.	4,800	72,000
FB Financial Corp.	16,444	644,934
Financial Institutions, Inc.	800	20,816
First Bancorp (Nasdaq Stock Exchange)	17,188	599,861
First Bancorp (Quotrix Stock Exchange)	78,100	1,008,271
First Bancorp, Inc. (The)	3,240	97,621
First Bancshares, Inc. (The)	1,200	34,320
First Bank	400	5,592
First Busey Corp.	26,331	601,663
First Commonwealth Financial Corp.	36,600	491,172
First Community Bankshares, Inc.	3,500	102,935
First Financial Bancorp	35,765	693,841
First Financial Bankshares, Inc.	47,300	1,857,471
First Foundation, Inc.	18,800	385,024
First Internet Bancorp	1,300	47,866
First Interstate BancSystem, Inc., Class A	39,134	1,491,397
First Merchants Corp.	20,120	716,674
First Mid Bancshares, Inc.	6,800	242,556
First of Long Island Corp. (The)	800	14,024
Flushing Financial Corp.	2,200	46,772
Fulton Financial Corp.	61,300	885,785
German American Bancorp, Inc.	15,650	534,917
Glacier Bancorp, Inc.	41,730	1,978,837
Great Southern Bancorp, Inc.	1,200	70,272
Guaranty Bancshares, Inc.	1,190	43,138
Hancock Whitney Corp.	35,902	1,591,536
Hanmi Financial Corp.	11,800	264,792
HarborOne Bancorp, Inc.	3,300	45,507
HBT Financial, Inc.	1,200	21,444
Heartland Financial USA, Inc.	17,055	708,465
Heritage Commerce Corp.	3,100	33,139
Heritage Financial Corp.	15,266	384,093
Hilltop Holdings, Inc.	24,399	650,477
Home BancShares, Inc.	69,275	1,438,842
HomeStreet, Inc.	4,700	162,949
HomeTrust Bancshares, Inc.	3,300	82,500
Hope Bancorp, Inc.	44,585	617,056
Horizon Bancorp, Inc.	16,500	287,430
Independent Bank Corp.	400	7,712
Independent Bank Corp./MA	19,045	1,512,744
Independent Bank Group, Inc.	13,962	948,159
International Bancshares Corp.	20,600	825,648
Lakeland Bancorp, Inc.	17,110	250,148
Lakeland Financial Corp.	10,455	694,421
Live Oak Bancshares, Inc.	12,400	420,236
Macatawa Bank Corp.	3,600	31,824
Mercantile Bank Corp.	1,100	35,145
Meta Financial Group, Inc.	11,000	425,370
Metrocity Bankshares, Inc.	1,700	34,527
Metropolitan Bank Holding Corp.*	3,800	263,796
Mid Penn Bancorp, Inc.	100	2,697
MidWestOne Financial Group, Inc.	500	14,860
National Bank Holdings Corp., Class A	11,300	432,451
NBT Bancorp, Inc.	16,295	612,529
Nicolet Bankshares, Inc.*	4,800	347,232
Northwest Bancshares, Inc.	55,870	715,136
OceanFirst Financial Corp.	24,343	465,682
OFG Bancorp	26,100	662,940
Old National Bancorp	119,906	1,773,410
Old Second Bancorp, Inc.	10,400	139,152
Origin Bancorp, Inc.	7,700	298,760
Orrstown Financial Services, Inc.	900	21,753
Pacific Premier Bancorp, Inc.	38,550	1,127,202
Park National Corp.	6,450	782,063
Peapack-Gladstone Financial Corp.	3,400	100,980
Peoples Bancorp, Inc.	9,734	258,924
Peoples Financial Services Corp.	400	22,336
Pinnacle Financial Partners, Inc.	122,810	8,880,391
Preferred Bank	4,900	333,298
Premier Financial Corp.	14,994	380,098
Primis Financial Corp.	1,600	21,808
QCR Holdings, Inc.	5,800	313,142
RBB Bancorp	500	10,335
Red River Bancshares, Inc.	400	21,632
Renasant Corp.	26,500	763,465
Republic Bancorp, Inc., Class A	1,900	91,675
Republic First Bancorp, Inc.*	200	762
S&T Bancorp, Inc.	21,059	577,648
Sandy Spring Bancorp, Inc.	16,589	648,132
Seacoast Banking Corp. of Florida	27,000	892,080
ServisFirst Bancshares, Inc.	19,300	1,523,156
Sierra Bancorp	2,800	60,844

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Signature Bank	39,350	$7,051,914
Silvergate Capital Corp., Class A*	10,500	562,065
Simmons First National Corp., Class A	49,819	1,059,152
SmartFinancial, Inc.	500	12,080
South Plains Financial, Inc.	800	19,312
Southern First Bancshares, Inc.*	400	17,436
Southside Bancshares, Inc.	14,736	551,421
SouthState Corp.	29,150	2,248,923
Stock Yards Bancorp, Inc.	12,150	726,813
Summit Financial Group, Inc.	1,400	38,892
Texas Capital Bancshares, Inc.*	19,400	1,021,216
Tompkins Financial Corp.	7,351	530,007
Towne Bank	29,009	787,594
TriCo Bancshares	10,782	492,091
Triumph Bancorp, Inc.*	9,000	563,040
Trustmark Corp.	23,320	680,711
UMB Financial Corp.	16,060	1,382,766
United Bankshares, Inc.	51,502	1,806,175
United Community Banks, Inc.	36,600	1,104,954
Univest Financial Corp.	11,100	282,384
Valley National Bancorp	150,109	1,562,635
Veritex Holdings, Inc.	17,824	521,530
Washington Federal, Inc.	25,000	750,500
Washington Trust Bancorp, Inc.	6,100	295,057
WesBanco, Inc.	22,675	719,024
West BanCorp, Inc.	4,300	104,662
Westamerica Bancorp	13,500	751,410

		93,939,762

Capital Markets (3.2%)
Ares Management Corp.	212,001	12,054,377
Artisan Partners Asset Management, Inc., Class A	27,100	963,947
AssetMark Financial Holdings, Inc.*	2,000	37,540
Associated Capital Group, Inc., Class A	2,730	97,816
B Riley Financial, Inc.	8,600	363,350
BGC Partners, Inc., Class A	151,900	511,903
Blucora, Inc.*	18,200	335,972
Brightsphere Investment Group, Inc.	12,108	218,065
Cohen & Steers, Inc.	11,366	722,764
Cowen, Inc., Class A	11,500	272,435
Donnelley Financial Solutions, Inc.*	12,400	363,196
Federated Hermes, Inc.	35,900	1,141,261
Focus Financial Partners, Inc., Class A*	23,027	784,300
GAMCO Investors, Inc., Class A	3,430	71,687
Hamilton Lane, Inc., Class A	14,800	994,264
Houlihan Lokey, Inc.	20,700	1,633,851
LPL Financial Holdings, Inc.	106,190	19,589,931
MarketWise, Inc. (x)*	1,900	6,840
Moelis & Co., Class A	25,500	1,003,425
Open Lending Corp., Class A*	41,800	427,614
Perella Weinberg Partners (x)	5,900	34,397
Piper Sandler Cos.	8,000	906,880
PJT Partners, Inc., Class A	135,400	9,515,912
Pzena Investment Management, Inc., Class A	7,700	50,743
Sculptor Capital Management, Inc.	2,300	19,205
StepStone Group, Inc., Class A	14,900	387,847
StoneX Group, Inc.*	6,446	503,239
Victory Capital Holdings, Inc., Class A	2,800	67,480
Virtus Investment Partners, Inc.	3,395	580,613
WisdomTree Investments, Inc. (x)	27,100	137,397

		53,798,251

Consumer Finance (0.4%)
Atlanticus Holdings Corp.*	800	28,136
Encore Capital Group, Inc.*	11,250	649,913
Enova International, Inc.*	16,700	481,294
FirstCash Holdings, Inc.	16,004	1,112,438
Green Dot Corp., Class A*	25,200	632,772
LendingClub Corp.*	38,200	446,558
LendingTree, Inc.*	4,700	205,954
Navient Corp.	56,657	792,631
Nelnet, Inc., Class A	6,550	558,387
NerdWallet, Inc., Class A*	4,000	31,720
Oportun Financial Corp.*	500	4,135
PRA Group, Inc.*	17,960	653,026
PROG Holdings, Inc.*	26,800	442,200
World Acceptance Corp. (x)*	1,700	190,808

		6,229,972

Diversified Financial Services (0.1%)
A-Mark Precious Metals, Inc.	2,600	83,850
Banco Latinoamericano de Comercio Exterior SA, Class E	720	9,554
Cannae Holdings, Inc.*	27,500	531,850
Compass Diversified Holdings	22,100	473,382
Jackson Financial, Inc., Class A (x)	27,500	735,625

		1,834,261

Insurance (2.8%)
American Equity Investment Life Holding Co.	34,180	1,249,963
AMERISAFE, Inc.	8,790	457,168
Argo Group International Holdings Ltd.	16,910	623,303
Bright Health Group, Inc. (x)*	51,300	93,366
BRP Group, Inc., Class A*	16,500	398,475
CNO Financial Group, Inc.	52,600	951,534
Crawford & Co., Class A	2,500	19,500
Donegal Group, Inc., Class A	4,200	71,610
eHealth, Inc.*	12,700	118,491
Employers Holdings, Inc.	10,481	439,049
Enstar Group Ltd.*	4,750	1,016,405
Genworth Financial, Inc., Class A*	189,998	670,693
Goosehead Insurance, Inc., Class A (x)	84,602	3,863,773
Greenlight Capital Re Ltd., Class A*	4,516	34,909
HCI Group, Inc.	800	54,208
Horace Mann Educators Corp.	18,310	702,738
James River Group Holdings Ltd.	14,500	359,310
Kinsale Capital Group, Inc.	68,774	15,793,261
Lemonade, Inc. (x)*	14,700	268,422
MBIA, Inc.*	10,000	123,500
Mercury General Corp.	9,700	429,710
National Western Life Group, Inc., Class A	200	40,540
NI Holdings, Inc.*	3,800	62,434
Oscar Health, Inc., Class A (x)*	21,400	90,950

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Palomar Holdings, Inc.*	11,600	$747,040
ProAssurance Corp.	25,000	590,750
RLI Corp.	16,000	1,865,440
Safety Insurance Group, Inc.	5,424	526,670
Selective Insurance Group, Inc.	23,840	2,072,650
Selectquote, Inc.*	56,679	140,564
SiriusPoint Ltd.*	29,400	159,348
Stewart Information Services Corp.	12,600	626,850
Trupanion, Inc. (x)*	181,440	10,933,574
United Fire Group, Inc.	7,800	266,994

		45,863,192

Mortgage Real Estate Investment Trusts (REITs) (0.7%)
Apollo Commercial Real Estate Finance, Inc. (REIT)	70,548	736,521
Arbor Realty Trust, Inc. (REIT)	51,400	673,854
Ares Commercial Real Estate Corp. (REIT)	13,500	165,105
ARMOUR Residential REIT, Inc. (REIT) (x)	34,300	241,472
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	60,600	1,676,802
BrightSpire Capital, Inc. (REIT)	32,500	245,375
Broadmark Realty Capital, Inc. (REIT)	64,100	430,111
Chimera Investment Corp. (REIT)	95,600	843,192
Claros Mortgage Trust, Inc. (REIT) (x)	33,500	561,125
Ellington Financial, Inc. (REIT) (x)	20,700	303,669
Franklin BSP Realty Trust, Inc. (REIT) (x)	30,600	412,488
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT) (x)	34,100	1,291,026
Invesco Mortgage Capital, Inc. (REIT) (x)	9,969	146,345
KKR Real Estate Finance Trust, Inc. (REIT)	18,800	328,060
Ladder Capital Corp. (REIT)	54,887	578,509
MFA Financial, Inc. (REIT)	56,525	607,644
New York Mortgage Trust, Inc. (REIT)	170,600	470,856
Orchid Island Capital, Inc. (REIT) (x)	52,600	149,910
PennyMac Mortgage Investment Trust (REIT) (x)	40,863	565,135
Ready Capital Corp. (REIT)	20,700	246,744
Redwood Trust, Inc. (REIT)	57,300	441,783
TPG RE Finance Trust, Inc. (REIT)	7,600	68,476
Two Harbors Investment Corp. (REIT) (x)	136,500	679,770

		11,863,972

Thrifts & Mortgage Finance (0.7%)
Axos Financial, Inc.*	21,380	766,473
Bridgewater Bancshares, Inc.*	1,200	19,368
Capitol Federal Financial, Inc.	60,600	556,308
Columbia Financial, Inc.*	15,100	329,331
Enact Holdings, Inc. (x)	8,500	182,580
Essent Group Ltd.	44,300	1,723,270
Federal Agricultural Mortgage Corp., Class C	4,000	390,600
Flagstar Bancorp, Inc.	19,533	692,445
Hingham Institution For Savings (The)	200	56,754
Home Bancorp, Inc.	800	27,304
Kearny Financial Corp.	24,645	273,806
Luther Burbank Corp.	10,800	140,940
Merchants Bancorp	1,700	38,539
Mr Cooper Group, Inc.*	26,761	983,199
NMI Holdings, Inc., Class A*	40,300	670,995
Northfield Bancorp, Inc.	2,700	35,181
PCSB Financial Corp.	2,700	51,543
PennyMac Financial Services, Inc.	12,000	524,520
Provident Bancorp, Inc.	1,308	20,536
Provident Financial Services, Inc.	36,756	818,188
Radian Group, Inc.	67,566	1,327,672
Southern Missouri Bancorp, Inc.	800	36,208
TrustCo Bank Corp.	800	24,672
Walker & Dunlop, Inc.	11,300	1,088,642
Waterstone Financial, Inc.	400	6,820
WSFS Financial Corp.	29,381	1,177,884

		11,963,778

Total Financials		225,493,188

Health Care (17.2%)
Biotechnology (6.2%)
2seventy bio, Inc. (x)*	9,000	118,800
ACADIA Pharmaceuticals, Inc.*	47,900	674,911
ADC Therapeutics SA (x)*	203,822	1,620,385
Affimed NV*	48,400	134,068
Agenus, Inc. (x)*	49,600	96,224
Agios Pharmaceuticals, Inc.*	24,700	547,599
Akero Therapeutics, Inc.*	3,100	29,295
Albireo Pharma, Inc. (x)*	7,100	141,006
Alector, Inc.*	22,900	232,664
Alkermes plc*	64,200	1,912,518
Allogene Therapeutics, Inc. (x)*	24,177	275,618
Allovir, Inc. (x)*	8,800	34,320
ALX Oncology Holdings, Inc. (x)*	4,500	36,405
Amicus Therapeutics, Inc.*	98,529	1,058,201
AnaptysBio, Inc. (x)*	7,700	156,310
Anavex Life Sciences Corp. (x)*	24,300	243,243
Anika Therapeutics, Inc.*	5,100	113,832
Apellis Pharmaceuticals, Inc.*	33,100	1,496,782
Arcturus Therapeutics Holdings, Inc. (x)*	10,200	160,548
Arcus Biosciences, Inc.*	195,730	4,959,798
Arcutis Biotherapeutics, Inc.*	12,800	272,768
Arrowhead Pharmaceuticals, Inc.*	194,220	6,838,486
Ascendis Pharma A/S (ADR) (x)*	47,381	4,404,538
Atara Biotherapeutics, Inc.*	29,500	229,805
Aurinia Pharmaceuticals, Inc. (x)*	48,800	490,440
Avid Bioservices, Inc.*	24,500	373,870
Avidity Biosciences, Inc.*	14,400	209,232
Beam Therapeutics, Inc. (x)*	23,100	894,201
BioCryst Pharmaceuticals, Inc.*	77,400	818,892
Biohaven Pharmaceutical Holding Co. Ltd.*	22,700	3,307,617
Bioxcel Therapeutics, Inc. (x)*	3,700	48,840
Bluebird Bio, Inc.*	7,800	32,292
Blueprint Medicines Corp.*	114,786	5,797,841
Bridgebio Pharma, Inc. (x)*	43,076	391,130
C4 Therapeutics, Inc.*	13,800	104,052

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
CareDx, Inc.*	23,500	$504,780
Catalyst Pharmaceuticals, Inc.*	42,700	299,327
Celldex Therapeutics, Inc.*	15,700	423,272
Cerevel Therapeutics Holdings, Inc. (x)*	15,500	409,820
ChemoCentryx, Inc.*	22,200	550,116
Chimerix, Inc.*	29,100	60,528
Chinook Therapeutics, Inc.*	13,040	228,070
Coherus Biosciences, Inc. (x)*	421,655	3,052,782
Crinetics Pharmaceuticals, Inc.*	19,200	358,080
CTI BioPharma Corp. (x)*	41,400	247,158
Cullinan Oncology, Inc. (x)*	6,400	82,048
Cytokinetics, Inc.*	32,500	1,276,925
Day One Biopharmaceuticals, Inc.*	15,400	275,660
Deciphera Pharmaceuticals, Inc.*	18,600	244,590
Denali Therapeutics, Inc.*	36,400	1,071,252
Design Therapeutics, Inc. (x)*	2,000	28,000
Dynavax Technologies Corp. (x)*	47,500	598,025
Dyne Therapeutics, Inc. (x)*	800	5,496
Eagle Pharmaceuticals, Inc.*	3,700	164,391
Editas Medicine, Inc. (x)*	27,600	326,508
Eiger BioPharmaceuticals, Inc.*	18,500	116,550
Emergent BioSolutions, Inc.*	20,700	642,528
Enanta Pharmaceuticals, Inc.*	7,900	373,433
EQRx, Inc. (x)*	29,000	136,010
Erasca, Inc. (x)*	303,443	1,690,177
Fate Therapeutics, Inc. (x)*	34,500	854,910
FibroGen, Inc.*	42,600	449,856
Foghorn Therapeutics, Inc. (x)*	700	9,520
Forma Therapeutics Holdings, Inc.*	13,000	89,570
Generation Bio Co.*	17,478	114,656
Geron Corp. (x)*	274,100	424,855
Global Blood Therapeutics, Inc.*	24,000	766,800
Gossamer Bio, Inc.*	11,400	95,418
Halozyme Therapeutics, Inc.*	49,400	2,173,600
Heron Therapeutics, Inc. (x)*	43,700	121,923
Ideaya Biosciences, Inc. (x)*	9,300	128,340
IGM Biosciences, Inc. (x)*	6,200	111,786
ImmunityBio, Inc. (x)*	44,500	165,540
ImmunoGen, Inc.*	106,300	478,350
Immunovant, Inc.*	23,400	91,260
Inhibrx, Inc.*	10,800	122,580
Inovio Pharmaceuticals, Inc. (x)*	71,700	124,041
Insmed, Inc.*	50,400	993,888
Instil Bio, Inc. (x)*	18,800	86,856
Intellia Therapeutics, Inc.*	133,260	6,897,538
Intercept Pharmaceuticals, Inc. (x)*	3,300	45,573
Iovance Biotherapeutics, Inc.*	54,900	606,096
Ironwood Pharmaceuticals, Inc.*	49,800	574,194
iTeos Therapeutics, Inc.*	9,400	193,640
IVERIC bio, Inc.*	37,000	355,940
Jounce Therapeutics, Inc.*	29,300	88,779
KalVista Pharmaceuticals, Inc.*	500	4,920
Karuna Therapeutics, Inc.*	9,600	1,214,496
Karyopharm Therapeutics, Inc. (x)*	29,500	133,045
Keros Therapeutics, Inc.*	6,500	179,595
Kezar Life Sciences, Inc. (x)*	14,188	117,335
Kiniksa Pharmaceuticals Ltd., Class A*	9,800	94,962
Kodiak Sciences, Inc.*	15,200	116,128
Kronos Bio, Inc.*	15,500	56,420
Krystal Biotech, Inc.*	7,500	492,450
Kura Oncology, Inc.*	26,400	483,912
Kymera Therapeutics, Inc.*	11,600	228,404
Legend Biotech Corp. (ADR)*	91,353	5,024,415
Ligand Pharmaceuticals, Inc.*	6,550	584,391
Lyell Immunopharma, Inc. (x)*	56,772	370,153
MacroGenics, Inc.*	24,700	72,865
Madrigal Pharmaceuticals, Inc.*	4,500	322,110
MannKind Corp. (x)*	96,800	368,808
MeiraGTx Holdings plc*	12,000	90,840
Mersana Therapeutics, Inc.*	22,900	105,798
MiMedx Group, Inc.*	44,500	154,415
Mirum Pharmaceuticals, Inc. (x)*	7,500	145,950
Morphic Holding, Inc.*	6,300	136,710
Myriad Genetics, Inc.*	38,100	692,277
Nkarta, Inc.*	15,600	192,192
Nurix Therapeutics, Inc.*	12,500	158,375
Nuvalent, Inc., Class A (x)*	2,400	32,544
Ocugen, Inc. (x)*	73,900	167,753
Organogenesis Holdings, Inc.*	25,900	126,392
PDL BioPharma, Inc. (r)(x)*	73,900	41,394
PMV Pharmaceuticals, Inc. (x)*	8,600	122,550
Point Biopharma Global, Inc.*	6,600	44,946
Praxis Precision Medicines, Inc.*	4,500	11,025
Precigen, Inc.*	35,700	47,838
Prometheus Biosciences, Inc. (x)*	11,500	324,645
Protagonist Therapeutics, Inc.*	13,800	109,158
Prothena Corp. plc*	13,600	369,240
PTC Therapeutics, Inc.*	30,800	1,233,848
Radius Health, Inc.*	19,200	199,104
RAPT Therapeutics, Inc.*	6,400	116,800
Recursion Pharmaceuticals, Inc., Class A (x)*	43,815	356,654
REGENXBIO, Inc.*	18,700	461,890
Relay Therapeutics, Inc.*	23,400	391,950
Replimune Group, Inc.*	10,300	180,044
REVOLUTION Medicines, Inc.*	18,900	368,361
Rigel Pharmaceuticals, Inc. (x)*	56,000	63,280
Rocket Pharmaceuticals, Inc.*	15,900	218,784
Sage Therapeutics, Inc.*	19,000	613,700
Sana Biotechnology, Inc. (x)*	33,400	214,762
Sangamo Therapeutics, Inc.*	47,800	197,892
Seres Therapeutics, Inc.*	22,300	76,489
Sierra Oncology, Inc.*	5,400	296,946
Sorrento Therapeutics, Inc. (x)*	108,400	217,884
SpringWorks Therapeutics, Inc. (x)*	10,600	260,972
Stoke Therapeutics, Inc.*	6,100	80,581
Sutro Biopharma, Inc.*	10,300	53,663
Syndax Pharmaceuticals, Inc.*	18,800	361,712
Talaris Therapeutics, Inc. (x)*	1,000	4,510
TG Therapeutics, Inc.*	54,400	231,200
Travere Therapeutics, Inc.*	24,000	581,520
Turning Point Therapeutics, Inc.*	16,684	1,255,471
Twist Bioscience Corp.*	20,373	712,240
Ultragenyx Pharmaceutical, Inc.*	91,942	5,485,260
Vanda Pharmaceuticals, Inc.*	21,603	235,473
Vaxart, Inc. (x)*	17,500	61,250
Vaxcyte, Inc.*	15,800	343,808
Veracyte, Inc.*	28,100	559,190
Vericel Corp.*	20,300	511,154
Verve Therapeutics, Inc. (x)*	13,700	209,336

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Vir Biotechnology, Inc.*	211,472	$5,386,192
VistaGen Therapeutics, Inc.*	1,700	1,496
Xencor, Inc.*	27,600	755,412
Y-mAbs Therapeutics, Inc.*	13,000	196,690
Zentalis Pharmaceuticals, Inc. (x)*	13,510	379,631

		103,401,166

Health Care Equipment & Supplies (4.8%)
Alphatec Holdings, Inc. (x)*	24,600	160,884
AngioDynamics, Inc.*	14,600	282,510
Artivion, Inc.*	16,300	307,744
AtriCure, Inc.*	329,630	13,468,682
Atrion Corp.	700	440,202
Avanos Medical, Inc.*	25,500	697,170
Axogen, Inc.*	15,700	128,583
Axonics, Inc.*	17,700	1,003,059
BioLife Solutions, Inc.*	12,300	169,863
Bioventus, Inc., Class A (x)*	16,207	110,532
Butterfly Network, Inc. (x)*	38,500	118,195
Cardiovascular Systems, Inc.*	19,100	274,276
Cerus Corp.*	72,400	382,996
CONMED Corp.	10,881	1,041,965
CryoPort, Inc.*	16,700	517,366
Cue Health, Inc. (x)*	10,500	33,600
Cutera, Inc.*	6,600	247,500
Embecta Corp.*	20,900	529,188
Figs, Inc., Class A*	46,400	422,704
Glaukos Corp.*	21,076	957,272
Haemonetics Corp.*	20,200	1,316,636
Heska Corp.*	3,300	311,883
Inari Medical, Inc. (x)*	208,810	14,196,992
Inogen, Inc.*	6,900	166,842
Insulet Corp.*	20,765	4,525,524
Integer Holdings Corp.*	15,100	1,066,966
iRadimed Corp.	4,700	159,518
iRhythm Technologies, Inc.*	89,156	9,631,523
Lantheus Holdings, Inc.*	25,240	1,666,597
LeMaitre Vascular, Inc.	7,200	327,960
LivaNova plc*	20,032	1,251,399
Meridian Bioscience, Inc.*	18,700	568,854
Merit Medical Systems, Inc.*	20,575	1,116,605
Mesa Laboratories, Inc.	2,300	469,062
Natus Medical, Inc.*	15,100	494,827
Neogen Corp.*	42,866	1,032,642
Nevro Corp.*	14,200	622,386
NuVasive, Inc.*	21,400	1,052,024
Omnicell, Inc.*	18,100	2,058,875
OraSure Technologies, Inc.*	24,500	66,395
Orthofix Medical, Inc.*	8,200	193,028
OrthoPediatrics Corp.*	5,500	237,325
Outset Medical, Inc.*	18,300	271,938
Paragon 28, Inc. (x)*	16,800	266,616
PROCEPT BioRobotics Corp.*	9,300	304,017
Pulmonx Corp. (x)*	10,200	150,144
SeaSpine Holdings Corp.*	12,800	72,320
Senseonics Holdings, Inc. (x)*	166,300	171,289
Shockwave Medical, Inc.*	13,556	2,591,500
SI-BONE, Inc.*	9,400	124,080
Silk Road Medical, Inc. (x)*	282,554	10,282,140
STAAR Surgical Co.*	19,100	1,354,763
Surmodics, Inc.*	4,500	167,535
Tactile Systems Technology, Inc.*	8,200	59,860
TransMedics Group, Inc.*	9,100	286,195
Treace Medical Concepts, Inc.*	5,200	74,568
UFP Technologies, Inc.*	300	23,871
Utah Medical Products, Inc.	1,500	128,850
Varex Imaging Corp.*	11,400	243,846
ViewRay, Inc.*	31,000	82,150

		80,483,836

Health Care Providers & Services (2.6%)
1Life Healthcare, Inc.*	65,600	514,304
23andMe Holding Co. (x)*	48,600	120,528
Accolade, Inc.*	20,192	149,421
AdaptHealth Corp.*	32,575	587,653
Addus HomeCare Corp.*	6,900	574,632
Agiliti, Inc.*	7,600	155,876
Alignment Healthcare, Inc.*	29,700	338,877
AMN Healthcare Services, Inc.*	16,300	1,788,273
Apollo Medical Holdings, Inc. (x)*	14,500	559,555
Aveanna Healthcare Holdings, Inc.*	11,200	25,312
Brookdale Senior Living, Inc.*	71,500	324,610
Cano Health, Inc.*	58,900	257,982
Castle Biosciences, Inc.*	8,500	186,575
Clover Health Investments Corp. (x)*	138,900	297,246
Community Health Systems, Inc.*	49,800	186,750
CorVel Corp.*	3,500	515,445
Covetrus, Inc.*	48,900	1,014,675
Cross Country Healthcare, Inc.*	14,700	306,201
DocGo, Inc. (x)*	10,800	77,112
Ensign Group, Inc. (The)	21,500	1,579,605
Fulgent Genetics, Inc. (x)*	6,200	338,086
Guardant Health, Inc.*	143,284	5,780,077
Hanger, Inc.*	15,100	216,232
HealthEquity, Inc.*	32,800	2,013,592
Hims & Hers Health, Inc. (x)*	19,200	86,976
Innovage Holding Corp. (x)*	2,000	8,760
Invitae Corp. (x)*	80,200	195,688
Joint Corp. (The)*	6,300	96,453
LHC Group, Inc.*	10,873	1,693,361
LifeStance Health Group, Inc. (x)*	17,000	94,520
MEDNAX, Inc.*	30,200	634,502
ModivCare, Inc.*	4,900	414,050
National HealthCare Corp.	6,100	426,390
National Research Corp.	4,200	160,776
OPKO Health, Inc.*	204,200	516,626
Option Care Health, Inc.*	57,850	1,607,651
Owens & Minor, Inc.	32,050	1,007,972
Patterson Cos., Inc.	38,700	1,172,610
Pennant Group, Inc. (The)*	10,000	128,100
PetIQ, Inc.*	9,100	152,789
Privia Health Group, Inc. (x)*	15,700	457,184
Progyny, Inc.*	25,300	734,965
R1 RCM, Inc.*	615,470	12,900,251
RadNet, Inc.*	18,500	319,680
Select Medical Holdings Corp.	39,319	928,715
Sema4 Holdings Corp.*	26,300	33,138
Surgery Partners, Inc.*	12,700	367,284
US Physical Therapy, Inc.	6,200	677,040

		42,724,100

Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc.*	46,800	694,044
American Well Corp., Class A*	77,900	336,528

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Computer Programs and Systems, Inc.*	5,600	$179,032
Convey Health Solutions Holdings, Inc. (x)*	6,900	71,760
Evolent Health, Inc., Class A*	27,900	856,809
Health Catalyst, Inc.*	19,400	281,106
HealthStream, Inc.*	8,300	180,193
Inspire Medical Systems, Inc.*	10,900	1,991,103
Multiplan Corp. (x)*	146,700	805,383
NextGen Healthcare, Inc.*	23,900	416,816
Nutex Health, Inc. (x)*	27,000	87,075
OptimizeRx Corp.*	6,800	186,252
Phreesia, Inc.*	18,900	472,689
Schrodinger, Inc.*	18,110	478,285
Sharecare, Inc. (x)*	27,300	43,134
Simulations Plus, Inc.	6,300	310,779

		7,390,988

Life Sciences Tools & Services (2.0%)
AbCellera Biologics, Inc.*	75,400	803,010
Adaptive Biotechnologies Corp.*	40,600	328,454
Berkeley Lights, Inc.*	19,200	95,424
Bionano Genomics, Inc. (x)*	112,600	155,388
Codexis, Inc.*	24,000	251,040
Cytek Biosciences, Inc. (x)*	37,342	400,680
ICON plc*	58,430	12,661,781
Medpace Holdings, Inc.*	11,100	1,661,337
NanoString Technologies, Inc.*	19,200	243,840
NeoGenomics, Inc.*	43,800	356,970
Pacific Biosciences of California, Inc. (x)*	81,700	361,114
Quanterix Corp.*	12,400	200,756
Repligen Corp.*	94,409	15,332,021
Seer, Inc.*	16,100	144,095
SomaLogic, Inc. (x)*	54,500	246,340

		33,242,250

Pharmaceuticals (1.2%)
Aclaris Therapeutics, Inc.*	19,100	266,636
Aerie Pharmaceuticals, Inc.*	11,000	82,500
Amneal Pharmaceuticals, Inc.*	7,500	23,850
Amphastar Pharmaceuticals, Inc.*	16,400	570,556
Amylyx Pharmaceuticals, Inc.*	14,100	271,566
ANI Pharmaceuticals, Inc.*	6,100	180,987
Arvinas, Inc.*	17,500	736,575
Atea Pharmaceuticals, Inc.*	25,900	183,890
Athira Pharma, Inc.*	24,700	75,335
Axsome Therapeutics, Inc. (x)*	12,500	478,750
Cara Therapeutics, Inc.*	7,900	72,127
Cassava Sciences, Inc. (x)*	14,600	410,552
CinCor Pharma, Inc.*	1,300	24,492
Collegium Pharmaceutical, Inc.*	10,700	189,604
Corcept Therapeutics, Inc.*	40,500	963,090
DICE Therapeutics, Inc. (x)*	4,900	76,048
Endo International plc (x)*	105,600	49,178
Esperion Therapeutics, Inc. (x)*	11,800	75,048
Evolus, Inc.*	14,900	172,840
Fulcrum Therapeutics, Inc. (x)*	8,200	40,180
Harmony Biosciences Holdings, Inc.*	8,600	419,422
Innoviva, Inc.*	20,000	295,200
Intra-Cellular Therapies, Inc.*	153,510	8,762,351
Nektar Therapeutics (x)*	66,100	251,180
NGM Biopharmaceuticals, Inc.*	13,500	173,070
Nuvation Bio, Inc. (x)*	60,429	195,790
Ocular Therapeutix, Inc.*	31,000	124,620
Pacira BioSciences, Inc.*	16,500	961,950
Phathom Pharmaceuticals, Inc. (x)*	1,400	11,816
Phibro Animal Health Corp., Class A	7,400	141,562
Prestige Consumer Healthcare, Inc.*	22,700	1,334,760
Provention Bio, Inc. (x)*	33,500	134,000
Reata Pharmaceuticals, Inc., Class A*	11,000	334,290
Relmada Therapeutics, Inc.*	6,400	121,536
Revance Therapeutics, Inc.*	29,200	403,544
SIGA Technologies, Inc. (x)	28,900	334,662
Supernus Pharmaceuticals, Inc.*	24,500	708,540
Tarsus Pharmaceuticals, Inc. (x)*	700	10,220
Theravance Biopharma, Inc.*	23,300	211,098
Tricida, Inc. (x)*	5,000	48,400
Ventyx Biosciences, Inc. (x)*	2,200	26,906

		19,948,721

Total Health Care		287,191,061

Industrials (16.9%)
Aerospace & Defense (2.5%)
AAR Corp.*	17,100	715,464
Aerojet Rocketdyne Holdings, Inc.*	28,900	1,173,340
AeroVironment, Inc.*	10,000	822,000
Axon Enterprise, Inc.*	146,727	13,670,555
Curtiss-Wright Corp.	72,000	9,508,320
Howmet Aerospace, Inc.	388,380	12,214,551
Kaman Corp.	14,300	446,875
Kratos Defense & Security Solutions, Inc.*	59,500	825,860
Maxar Technologies, Inc.	28,100	733,129
Moog, Inc., Class A	10,800	857,412
Parsons Corp.*	9,600	388,032
Rocket Lab USA, Inc. (x)*	77,600	294,104
Triumph Group, Inc.*	23,900	317,631
Virgin Galactic Holdings, Inc. (x)*	83,100	500,262

		42,467,535

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	27,700	795,821
Atlas Air Worldwide Holdings, Inc.*	11,000	678,810
Forward Air Corp.	12,200	1,121,912
Hub Group, Inc., Class A*	15,000	1,064,100

		3,660,643

Airlines (0.2%)
Allegiant Travel Co.*	6,490	733,954
Frontier Group Holdings, Inc. (x)*	21,700	203,329
Hawaiian Holdings, Inc.*	25,400	363,474
Joby Aviation, Inc. (x)*	91,400	448,774
SkyWest, Inc.*	23,800	505,750
Spirit Airlines, Inc.*	43,100	1,027,504
Sun Country Airlines Holdings, Inc.*	12,400	227,416

		3,510,201

Building Products (2.8%)
AAON, Inc.	15,715	860,553
American Woodmark Corp.*	7,200	324,072

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Apogee Enterprises, Inc.	12,300	$482,406
Armstrong World Industries, Inc.	157,480	11,804,701
Carlisle Cos., Inc.	51,770	12,352,840
Cornerstone Building Brands, Inc.*	21,100	516,739
CSW Industrials, Inc.	6,700	690,301
Gibraltar Industries, Inc.*	13,000	503,750
Griffon Corp.	15,100	423,253
Janus International Group, Inc.*	29,700	268,191
JELD-WEN Holding, Inc.*	31,717	462,751
Masonite International Corp.*	10,800	829,764
PGT Innovations, Inc.*	22,700	377,728
Quanex Building Products Corp.	12,100	275,275
Resideo Technologies, Inc.*	61,700	1,198,214
Simpson Manufacturing Co., Inc.	17,900	1,800,919
Trex Co., Inc.*	193,660	10,538,977
UFP Industries, Inc.	22,564	1,537,511
Zurn Water Solutions Corp.	51,600	1,405,584

		46,653,529

Commercial Services & Supplies (1.7%)
ABM Industries, Inc.	28,300	1,228,786
ACCO Brands Corp.	12,700	82,931
ACV Auctions, Inc., Class A*	41,000	268,140
Brady Corp., Class A	18,000	850,320
BrightView Holdings, Inc.*	1,900	22,800
Brink’s Co. (The)	18,016	1,093,751
Casella Waste Systems, Inc., Class A*	18,437	1,340,001
Cimpress plc*	7,600	295,640
CoreCivic, Inc. (REIT)*	53,500	594,385
Deluxe Corp.	16,600	359,722
GEO Group, Inc. (The) (REIT) (x)*	29,100	192,060
Harsco Corp.*	41,400	294,354
Healthcare Services Group, Inc.	34,500	600,645
HNI Corp.	22,100	766,649
Interface, Inc.	21,300	267,102
KAR Auction Services, Inc.*	45,284	668,845
Li-Cycle Holdings Corp.*	48,100	330,928
Matthews International Corp., Class A	17,344	497,252
MillerKnoll, Inc. (x)	29,440	773,389
Montrose Environmental Group, Inc.*	9,200	310,592
Pitney Bowes, Inc.	88,500	320,370
Steelcase, Inc., Class A	44,100	473,193
Tetra Tech, Inc.	111,210	15,185,726
UniFirst Corp.	5,700	981,426
Viad Corp.*	6,600	182,226

		27,981,233

Construction & Engineering (0.7%)
Ameresco, Inc., Class A*	10,200	464,712
API Group Corp.*	77,700	1,163,169
Arcosa, Inc.	22,600	1,049,318
Comfort Systems USA, Inc.	15,700	1,305,455
Construction Partners, Inc., Class A*	9,300	194,742
Dycom Industries, Inc.*	11,300	1,051,352
EMCOR Group, Inc.	19,974	2,056,523
Fluor Corp.*	54,700	1,331,398
Granite Construction, Inc.	21,421	624,208
Great Lakes Dredge & Dock Corp.*	26,100	342,171
MYR Group, Inc.*	5,600	493,528
NV5 Global, Inc.*	3,900	455,286
Primoris Services Corp.	22,900	498,304

		11,030,166

Electrical Equipment (1.2%)
AMETEK, Inc.	98,545	10,829,110
Array Technologies, Inc.*	51,100	562,611
Atkore, Inc.*	17,800	1,477,578
AZZ, Inc.	13,300	542,906
Blink Charging Co. (x)*	14,600	241,338
Bloom Energy Corp., Class A (x)*	55,800	920,700
Encore Wire Corp.	8,000	831,360
Energy Vault Holdings, Inc. (x)*	8,900	89,178
EnerSys	17,600	1,037,696
Enovix Corp. (x)*	39,600	352,836
Fluence Energy, Inc. (x)*	11,900	112,812
FuelCell Energy, Inc.*	133,800	501,750
GrafTech International Ltd.	68,300	482,881
NuScale Power Corp. (x)*	6,200	61,938
Shoals Technologies Group, Inc., Class A*	40,700	670,736
Stem, Inc. (x)*	43,348	310,372
TPI Composites, Inc.*	2,800	35,000
Vicor Corp.*	7,600	415,948

		19,476,750

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	1,300	29,913

Machinery (4.3%)
Alamo Group, Inc.	5,100	593,793
Albany International Corp., Class A	13,400	1,055,786
Altra Industrial Motion Corp.	27,593	972,653
Astec Industries, Inc.	11,400	464,892
Barnes Group, Inc.	17,742	552,486
Chart Industries, Inc.*	14,000	2,343,320
Columbus McKinnon Corp.	9,300	263,841
Desktop Metal, Inc., Class A (x)*	58,300	128,260
Douglas Dynamics, Inc.	7,700	221,298
Energy Recovery, Inc.*	16,000	310,720
Enerpac Tool Group Corp.	31,200	593,424
EnPro Industries, Inc.	9,700	794,721
ESCO Technologies, Inc.	9,584	655,258
Evoqua Water Technologies Corp.*	44,027	1,431,318
Federal Signal Corp.	27,900	993,240
Franklin Electric Co., Inc.	17,500	1,282,050
Gorman-Rupp Co. (The)	8,700	246,210
Greenbrier Cos., Inc. (The)	11,947	429,972
Helios Technologies, Inc.	12,000	795,000
Hillenbrand, Inc.	27,341	1,119,887
Hillman Solutions Corp.*	49,000	423,360
Hydrofarm Holdings Group, Inc. (x)*	15,000	52,200
Hyliion Holdings Corp. (x)*	20,600	66,332
Hyster-Yale Materials Handling, Inc.	300	9,666
IDEX Corp.	42,000	7,628,460
Ingersoll Rand, Inc.	265,384	11,167,359
ITT, Inc.	146,360	9,841,246
John Bean Technologies Corp.	12,500	1,380,250
Kadant, Inc.	4,316	787,023
Kennametal, Inc.	31,600	734,068
Lindsay Corp.	5,100	677,382
Meritor, Inc.*	30,600	1,111,698

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Middleby Corp. (The)*	85,830	$10,759,649
Mueller Industries, Inc.	23,900	1,273,631
Mueller Water Products, Inc., Class A	75,800	889,134
Nikola Corp. (x)*	106,300	505,988
Proterra, Inc. (x)*	80,500	373,520
Proto Labs, Inc.*	13,100	626,704
RBC Bearings, Inc.*	10,600	1,960,470
Shyft Group, Inc. (The)	13,300	247,247
SPX Corp.*	16,100	850,724
Standex International Corp.	6,600	559,548
Tennant Co.	9,200	545,100
Terex Corp.	29,400	804,678
Titan International, Inc.*	18,600	280,860
Trinity Industries, Inc.	34,700	840,434
Wabash National Corp.	19,000	258,020
Watts Water Technologies, Inc., Class A	10,892	1,337,973
Welbilt, Inc.*	48,991	1,166,476

		72,407,329

Marine (0.2%)
Costamare, Inc.	19,800	239,580
Eagle Bulk Shipping, Inc.	4,900	254,212
Genco Shipping & Trading Ltd.	13,300	256,956
Golden Ocean Group Ltd. (x)	44,700	520,308
Matson, Inc.	17,500	1,275,400

		2,546,456

Professional Services (0.9%)
Alight, Inc., Class A (x)*	123,600	834,300
ASGN, Inc.*	19,073	1,721,338
CBIZ, Inc.*	18,366	733,906
Exponent, Inc.	18,800	1,719,636
First Advantage Corp.*	21,200	268,604
Heidrick & Struggles International, Inc.	7,500	242,700
HireRight Holdings Corp. (x)*	3,800	53,998
Huron Consulting Group, Inc.*	7,669	498,408
ICF International, Inc.	8,000	760,000
Insperity, Inc.	14,700	1,467,501
Kelly Services, Inc., Class A	5,900	116,997
Kforce, Inc.	9,700	594,998
Korn Ferry	21,400	1,241,628
Legalzoom.com, Inc. (x)*	35,700	392,343
ManTech International Corp., Class A	10,700	1,021,315
Planet Labs PBC (x)*	56,600	245,078
Sterling Check Corp. (x)*	6,500	106,015
TriNet Group, Inc.*	13,600	1,055,632
TrueBlue, Inc.*	15,000	268,500
Upwork, Inc.*	46,700	965,756

		14,308,653

Road & Rail (0.8%)
ArcBest Corp.	9,485	667,460
Heartland Express, Inc.	3,000	41,730
Marten Transport Ltd.	26,949	453,282
Saia, Inc.*	9,943	1,869,284
TFI International, Inc.	123,550	9,918,594
TuSimple Holdings, Inc., Class A*	50,900	368,007
Werner Enterprises, Inc.	22,747	876,669

		14,195,026

Trading Companies & Distributors (1.4%)
Applied Industrial Technologies, Inc.	14,900	1,432,933
Beacon Roofing Supply, Inc.*	23,900	1,227,504
Boise Cascade Co.	17,900	1,064,871
Custom Truck One Source, Inc.*	8,900	49,840
GATX Corp.	13,700	1,289,992
Global Industrial Co.	600	20,262
GMS, Inc.*	18,200	809,900
H&E Equipment Services, Inc.	15,100	437,447
Herc Holdings, Inc.	9,600	865,440
McGrath RentCorp	10,300	782,800
MRC Global, Inc.*	30,200	300,792
NOW, Inc.*	37,300	364,794
Rush Enterprises, Inc., Class A	19,950	961,590
SiteOne Landscape Supply, Inc.*	100,231	11,914,459
Textainer Group Holdings Ltd.	24,200	663,322
Triton International Ltd.	25,012	1,316,882
Veritiv Corp.*	6,200	673,010

		24,175,838

Total Industrials		282,443,272

Information Technology (19.7%)
Communications Equipment (0.9%)
ADTRAN, Inc.	18,200	319,046
Calix, Inc.*	25,500	870,570
Ciena Corp.*	188,080	8,595,256
Clearfield, Inc.*	1,300	80,535
CommScope Holding Co., Inc.*	74,700	457,164
Digi International, Inc.*	12,400	300,328
DZS, Inc.*	1,700	27,659
Extreme Networks, Inc.*	55,900	498,628
Harmonic, Inc.*	35,400	306,918
Infinera Corp.*	75,000	402,000
NETGEAR, Inc.*	12,900	238,908
NetScout Systems, Inc.*	32,000	1,083,200
Plantronics, Inc.*	16,500	654,720
Ribbon Communications, Inc.*	8,900	27,056
Viavi Solutions, Inc.*	99,800	1,320,354

		15,182,342

Electronic Equipment, Instruments & Components (2.6%)
908 Devices, Inc.*	2,800	57,652
Advanced Energy Industries, Inc.	15,800	1,153,084
Aeva Technologies, Inc. (x)*	10,000	31,300
Arlo Technologies, Inc.*	7,200	45,144
Badger Meter, Inc.	11,600	938,324
Belden, Inc.	16,578	883,110
Benchmark Electronics, Inc.	13,189	297,544
CTS Corp.	11,962	407,306
ePlus, Inc.*	13,200	701,184
Evolv Technologies Holdings, Inc.*	11,800	31,388
Fabrinet*	14,800	1,200,280
FARO Technologies, Inc.*	7,695	237,237
Focus Universal, Inc. (x)*	1,800	20,556
Insight Enterprises, Inc.*	12,925	1,115,169
Itron, Inc.*	20,000	988,600
Kimball Electronics, Inc.*	1,000	20,100
Knowles Corp.*	33,000	571,890
Lightwave Logic, Inc. (x)*	40,700	266,178
Littelfuse, Inc.	46,483	11,808,541
Methode Electronics, Inc.	18,800	696,352

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
MicroVision, Inc. (x)*	63,400	$243,456
Mirion Technologies, Inc. (x)*	49,900	287,424
Napco Security Technologies, Inc.*	1,100	22,649
nLight, Inc.*	15,100	154,322
Novanta, Inc.*	125,480	15,216,960
OSI Systems, Inc.*	7,700	657,888
PAR Technology Corp. (x)*	8,700	326,163
PC Connection, Inc.	700	30,835
Plexus Corp.*	9,995	784,607
Rogers Corp.*	7,200	1,887,048
Sanmina Corp.*	23,500	957,155
ScanSource, Inc.*	9,400	292,716
SmartRent, Inc. (x)*	15,400	69,608
TTM Technologies, Inc.*	53,300	666,250
Vishay Intertechnology, Inc.	61,200	1,090,584

		44,158,604

IT Services (3.0%)
AvidXchange Holdings, Inc. (x)*	53,400	327,876
BigCommerce Holdings, Inc.*	18,800	304,560
Bread Financial Holdings, Inc.	18,200	674,492
Brightcove, Inc.*	6,500	41,080
Cantaloupe, Inc.*	2,600	14,560
Cass Information Systems, Inc.	1,333	45,055
Cerberus Cyber Sentinel Corp. (x)*	9,700	34,920
Conduent, Inc.*	59,900	258,768
Core Scientific, Inc. (x)*	51,800	77,182
CSG Systems International, Inc.	12,052	719,263
Cyxtera Technologies, Inc. (x)*	5,000	56,700
DigitalOcean Holdings, Inc. (x)*	172,385	7,129,844
Evertec, Inc.	22,696	837,029
Evo Payments, Inc., Class A*	27,300	642,096
ExlService Holdings, Inc.*	11,800	1,738,494
Fastly, Inc., Class A*	40,600	471,366
Flywire Corp. (x)*	406,663	7,169,469
Grid Dynamics Holdings, Inc.*	16,300	274,166
Hackett Group, Inc. (The)	1,500	28,455
I3 Verticals, Inc., Class A*	1,800	45,036
International Money Express, Inc.*	3,000	61,410
Marqeta, Inc., Class A*	158,100	1,282,191
Maximus, Inc.	22,983	1,436,667
MoneyGram International, Inc.*	34,500	345,000
MongoDB, Inc.*	46,210	11,991,495
Paya Holdings, Inc.*	23,700	155,709
Payoneer Global, Inc. (x)*	78,800	308,896
Paysafe Ltd. (x)*	123,100	240,045
Perficient, Inc.*	13,900	1,274,491
Rackspace Technology, Inc. (x)*	27,600	197,892
Remitly Global, Inc. (x)*	30,600	234,396
Repay Holdings Corp.*	29,100	373,935
Sabre Corp. (x)*	118,700	692,021
Shift4 Payments, Inc., Class A (x)*	232,793	7,696,137
SolarWinds Corp.	5,700	58,425
Squarespace, Inc., Class A*	7,200	150,624
StoneCo Ltd., Class A*	100,900	776,930
TTEC Holdings, Inc.	9,300	631,377
Tucows, Inc., Class A (x)*	1,000	44,510
Unisys Corp.*	29,900	359,697
Verra Mobility Corp.*	58,600	920,606

		50,122,865

Semiconductors & Semiconductor Equipment (5.2%)
ACM Research, Inc., Class A*	17,500	294,525
Alpha & Omega Semiconductor Ltd.*	8,200	273,388
Ambarella, Inc.*	13,900	909,894
Amkor Technology, Inc.	39,500	669,525
Axcelis Technologies, Inc.*	14,600	800,664
CEVA, Inc.*	7,800	261,768
CMC Materials, Inc.	10,920	1,905,431
Cohu, Inc.*	15,777	437,812
Credo Technology Group Holding Ltd. (x)*	10,300	120,304
Diodes, Inc.*	17,300	1,117,061
Entegris, Inc.	153,870	14,176,043
FormFactor, Inc.*	29,140	1,128,592
Ichor Holdings Ltd.*	10,300	267,594
Impinj, Inc.*	5,600	328,552
indie Semiconductor, Inc., Class A (x)*	14,400	82,080
Kulicke & Soffa Industries, Inc.	24,500	1,048,845
Lattice Semiconductor Corp.*	277,141	13,441,338
MACOM Technology Solutions Holdings, Inc.*	268,733	12,388,591
MaxLinear, Inc.*	27,656	939,751
Monolithic Power Systems, Inc.	18,960	7,281,398
NeoPhotonics Corp.*	19,800	311,454
ON Semiconductor Corp.*	154,905	7,793,271
Onto Innovation, Inc.*	21,075	1,469,770
PDF Solutions, Inc.*	11,600	249,516
Photronics, Inc.*	18,400	358,432
Power Integrations, Inc.	24,200	1,815,242
Rambus, Inc.*	40,648	873,526
Rigetti Computing, Inc. (x)*	10,100	37,067
Semtech Corp.*	26,900	1,478,693
Silicon Laboratories, Inc.*	13,264	1,859,878
SiTime Corp.*	6,100	994,483
SMART Global Holdings, Inc.*	13,400	219,358
SunPower Corp. (x)*	38,800	613,428
Synaptics, Inc.*	90,463	10,679,157
Ultra Clean Holdings, Inc.*	18,200	541,814
Veeco Instruments, Inc.*	17,049	330,751

		87,498,996

Software (7.8%)
8x8, Inc.*	49,000	252,350
A10 Networks, Inc.	23,000	330,740
ACI Worldwide, Inc.*	49,081	1,270,707
Agilysys, Inc.*	6,250	295,438
Alarm.com Holdings, Inc.*	17,719	1,096,097
Alkami Technology, Inc. (x)*	3,100	43,059
Altair Engineering, Inc., Class A*	19,500	1,023,750
American Software, Inc., Class A	12,000	193,920
Amplitude, Inc., Class A (x)*	20,400	291,516
Appfolio, Inc., Class A*	7,900	716,056
Appian Corp. (x)*	16,800	795,648
Asana, Inc., Class A*	29,600	520,368
Avaya Holdings Corp.*	37,000	82,880
AvePoint, Inc.*	9,900	42,966
Blackbaud, Inc.*	20,300	1,178,821
Blackline, Inc.*	20,900	1,391,940
Blend Labs, Inc., Class A (x)*	25,100	59,236
Box, Inc., Class A*	47,000	1,181,580

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
BTRS Holdings, Inc., Class 1*	10,700	$53,286
C3.ai, Inc., Class A (x)*	25,100	458,326
Cerence, Inc.*	15,100	380,973
ChannelAdvisor Corp.*	3,000	43,740
Clear Secure, Inc., Class A (x)*	22,700	454,000
CommVault Systems, Inc.*	20,200	1,270,580
Consensus Cloud Solutions, Inc.*	5,600	244,608
Couchbase, Inc. (x)*	3,900	64,038
CS Disco, Inc. (x)*	3,800	68,552
Cvent Holding Corp. (x)*	7,500	34,650
Digital Turbine, Inc.*	37,600	656,872
Domo, Inc., Class B*	12,800	355,840
Duck Creek Technologies, Inc.*	28,100	417,285
Dynatrace, Inc.*	366,939	14,472,074
E2open Parent Holdings, Inc. (x)*	62,700	487,806
Ebix, Inc.	9,900	167,310
Enfusion, Inc., Class A (x)*	4,000	40,840
EngageSmart, Inc.*	12,700	204,216
Envestnet, Inc.*	21,900	1,155,663
Everbridge, Inc.*	14,400	401,616
EverCommerce, Inc. (x)*	7,500	67,800
Five9, Inc.*	106,260	9,684,536
Freshworks, Inc., Class A (x)*	619,711	8,149,200
HubSpot, Inc.*	16,750	5,035,888
Instructure Holdings, Inc. (x)*	3,000	68,100
Intapp, Inc. (x)*	1,300	19,032
InterDigital, Inc.	11,900	723,520
KnowBe4, Inc., Class A (x)*	26,500	413,930
LivePerson, Inc.*	25,500	360,570
LiveRamp Holdings, Inc.*	24,757	638,978
Manhattan Associates, Inc.*	130,516	14,957,134
Marathon Digital Holdings, Inc. (x)*	38,200	203,988
Matterport, Inc. (x)*	79,700	291,702
MeridianLink, Inc. (x)*	1,900	31,730
MicroStrategy, Inc., Class A (x)*	3,300	542,190
Mitek Systems, Inc.*	16,600	153,384
Model N, Inc.*	15,100	386,258
Momentive Global, Inc.*	59,400	522,720
Monday.com Ltd. (x)*	68,969	7,114,842
N-able, Inc.*	24,800	223,200
Olo, Inc., Class A*	32,700	322,749
ON24, Inc.*	3,000	28,470
OneSpan, Inc.*	8,300	98,770
PagerDuty, Inc.*	32,300	800,394
Ping Identity Holding Corp.*	22,800	413,592
Progress Software Corp.	15,950	722,535
PROS Holdings, Inc.*	19,550	512,797
Q2 Holdings, Inc.*	22,500	867,825
Qualys, Inc.*	13,500	1,702,890
Rapid7, Inc.*	23,800	1,589,840
Rimini Street, Inc.*	3,300	19,833
Riot Blockchain, Inc. (x)*	33,800	141,622
Sailpoint Technologies Holdings, Inc. (x)*	34,287	2,149,109
Samsara, Inc., Class A (x)*	716,455	8,002,802
Sapiens International Corp. NV	7,400	179,006
SecureWorks Corp., Class A*	1,700	18,462
Smartsheet, Inc., Class A*	292,525	9,194,061
Sprout Social, Inc., Class A*	17,700	1,027,839
SPS Commerce, Inc.*	14,300	1,616,615
Sumo Logic, Inc.*	32,700	244,923
Telos Corp.*	15,400	124,432
Tenable Holdings, Inc.*	40,000	1,816,400
Upland Software, Inc.*	10,400	151,008
UserTesting, Inc. (x)*	7,500	37,650
Varonis Systems, Inc.*	368,225	10,796,357
Verint Systems, Inc.*	23,121	979,174
Vonage Holdings Corp.*	93,400	1,759,656
Workiva, Inc.*	17,700	1,168,023
Xperi Holding Corp.	39,331	567,546
Yext, Inc.*	56,900	271,982
Zeta Global Holdings Corp., Class A (x)*	16,100	72,772
Zuora, Inc., Class A*	42,700	382,165

		129,569,348

Technology Hardware, Storage & Peripherals (0.2%)
3D Systems Corp. (x)*	56,000	543,200
Avid Technology, Inc.*	13,500	350,325
Corsair Gaming, Inc. (x)*	14,500	190,385
Diebold Nixdorf, Inc. (x)*	14,000	31,780
Eastman Kodak Co. (x)*	11,100	51,504
IonQ, Inc. (x)*	49,500	216,810
Super Micro Computer, Inc.*	22,200	895,770
Xerox Holdings Corp.	41,600	617,760

		2,897,534

Total Information Technology		329,429,689

Materials (2.7%)
Chemicals (1.8%)
AdvanSix, Inc.	8,300	277,552
Amyris, Inc. (x)*	67,000	123,950
Aspen Aerogels, Inc. (x)*	8,600	84,968
Avient Corp.	36,084	1,446,247
Balchem Corp.	12,083	1,567,648
Cabot Corp.	22,500	1,435,275
Chase Corp.	2,300	178,963
Danimer Scientific, Inc. (x)*	27,500	125,400
Diversey Holdings Ltd.*	13,800	91,080
Ecovyst, Inc.	3,800	37,430
FMC Corp.	103,200	11,043,432
GCP Applied Technologies, Inc.*	24,600	769,488
Hawkins, Inc.	7,200	259,416
HB Fuller Co.	21,800	1,312,578
Ingevity Corp.*	14,891	940,218
Innospec, Inc.	9,192	880,502
Kronos Worldwide, Inc.	2,700	49,680
Livent Corp.*	69,100	1,567,879
LSB Industries, Inc.*	6,500	90,090
Minerals Technologies, Inc.	16,000	981,440
Orion Engineered Carbons SA	27,600	428,628
Perimeter Solutions SA (x)*	44,400	481,296
PureCycle Technologies, Inc. (x)*	38,700	287,154
Quaker Chemical Corp.	5,500	822,360
Schweitzer-Mauduit International, Inc.	16,000	401,920
Sensient Technologies Corp.	17,700	1,425,912
Stepan Co.	8,200	831,070
Trinseo plc	16,300	626,898
Tronox Holdings plc, Class A	41,000	688,800
Valhi, Inc.	600	27,204

		29,284,478

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Construction Materials (0.1%)
Summit Materials, Inc., Class A*	52,546	$1,223,796

Containers & Packaging (0.1%)
Greif, Inc., Class A	11,500	717,370
Greif, Inc., Class B	800	49,832
Myers Industries, Inc.	7,800	177,294
O-I Glass, Inc.*	56,700	793,800
Pactiv Evergreen, Inc.	3,200	31,872
Ranpak Holdings Corp.*	13,900	97,300
TriMas Corp.	21,100	584,259

		2,451,727

Metals & Mining (0.7%)
Allegheny Technologies, Inc.*	45,200	1,026,492
Alpha Metallurgical Resources, Inc.	6,500	839,345
Arconic Corp.*	38,500	1,079,925
Carpenter Technology Corp.	21,800	608,438
Century Aluminum Co.*	19,800	145,926
Coeur Mining, Inc.*	122,870	373,525
Commercial Metals Co.	45,005	1,489,665
Compass Minerals International, Inc.	12,817	453,594
Constellium SE*	49,200	649,932
Hecla Mining Co.	219,421	860,130
Kaiser Aluminum Corp.	8,100	640,629
Materion Corp.	7,700	567,721
Novagold Resources, Inc.*	125,900	605,579
Piedmont Lithium, Inc. (x)*	6,300	229,383
Schnitzer Steel Industries, Inc., Class A	12,200	400,648
TimkenSteel Corp.*	17,200	321,812
Warrior Met Coal, Inc.	19,700	603,017
Worthington Industries, Inc.	17,699	780,526

		11,676,287

Paper & Forest Products (0.0%)†
Glatfelter Corp.	1,200	8,256
Neenah, Inc.	6,700	228,738
Resolute Forest Products, Inc. (x)*	13,100	167,156
Sylvamo Corp.	12,900	421,572

		825,722

Total Materials		45,462,010

Real Estate (4.1%)
Equity Real Estate Investment Trusts (REITs) (3.7%)
Acadia Realty Trust (REIT)	38,586	602,713
Agree Realty Corp. (REIT) (x)	26,500	1,911,445
Alexander & Baldwin, Inc. (REIT)	27,154	487,414
Alexander’s, Inc. (REIT)	200	44,432
American Assets Trust, Inc. (REIT)	19,996	593,881
Apartment Investment and Management Co. (REIT), Class A*	59,600	381,440
Apple Hospitality REIT, Inc. (REIT)	84,100	1,233,747
Armada Hoffler Properties, Inc. (REIT)	23,300	299,172
Bluerock Residential Growth REIT, Inc. (REIT)	10,400	273,416
Brandywine Realty Trust (REIT)	68,000	655,520
Broadstone Net Lease, Inc. (REIT)	57,000	1,169,070
CareTrust REIT, Inc. (REIT)	44,300	816,892
CatchMark Timber Trust, Inc. (REIT), Class A	11,900	119,714
CBL & Associates Properties, Inc. (REIT) (x)*	9,700	227,853
Centerspace (REIT)	5,632	459,290
City Office REIT, Inc. (REIT)	3,200	41,440
Community Healthcare Trust, Inc. (REIT)	8,200	296,922
Corporate Office Properties Trust (REIT)	45,200	1,183,788
DiamondRock Hospitality Co. (REIT)*	94,508	775,911
Diversified Healthcare Trust (REIT)	47,900	87,178
Easterly Government Properties, Inc. (REIT)	36,600	696,864
Empire State Realty Trust, Inc. (REIT), Class A	57,300	402,819
Equity Commonwealth (REIT)*	47,000	1,293,910
Essential Properties Realty Trust, Inc. (REIT)	46,900	1,007,881
Farmland Partners, Inc. (REIT)	8,500	117,300
Four Corners Property Trust, Inc. (REIT)	31,500	837,585
Getty Realty Corp. (REIT)	13,664	362,096
Gladstone Commercial Corp. (REIT)	11,300	212,892
Gladstone Land Corp. (REIT)	12,100	268,136
Global Medical REIT, Inc. (REIT)	22,500	252,675
Global Net Lease, Inc. (REIT)	39,200	555,072
Healthcare Realty Trust, Inc. (REIT)	54,100	1,471,520
Independence Realty Trust, Inc. (REIT)	84,588	1,753,509
Indus Realty Trust, Inc. (REIT) (x)	400	23,744
Industrial Logistics Properties Trust (REIT)	32,606	459,092
Innovative Industrial Properties, Inc. (REIT)	9,000	988,830
InvenTrust Properties Corp. (REIT) (x)	24,700	637,013
iStar, Inc. (REIT)	32,000	438,720
Kite Realty Group Trust (REIT)	81,340	1,406,369
LTC Properties, Inc. (REIT)	14,589	560,072
LXP Industrial Trust (REIT)	113,945	1,223,769
Macerich Co. (The) (REIT)	82,700	720,317
National Health Investors, Inc. (REIT)	20,200	1,224,322
Necessity Retail REIT, Inc. (The) (REIT)	49,600	361,088
NETSTREIT Corp. (REIT)	13,200	249,084
NexPoint Residential Trust, Inc. (REIT)	8,700	543,837
Office Properties Income Trust (REIT)	26,912	536,894
One Liberty Properties, Inc. (REIT)	800	20,784
Orion Office REIT, Inc. (REIT) (x)	5,800	63,568
Outfront Media, Inc. (REIT)	58,300	988,185
Paramount Group, Inc. (REIT)	74,800	540,804
Pebblebrook Hotel Trust (REIT)	52,028	862,104
Phillips Edison & Co., Inc. (REIT) (x)	43,678	1,459,282
Physicians Realty Trust (REIT)	89,500	1,561,775
Piedmont Office Realty Trust, Inc. (REIT), Class A	42,500	557,600
Plymouth Industrial REIT, Inc. (REIT)	12,000	210,480
PotlatchDeltic Corp. (REIT)	27,936	1,234,492
PS Business Parks, Inc. (REIT)	7,920	1,482,228

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Retail Opportunity Investments Corp. (REIT)	51,500	$812,670
RLJ Lodging Trust (REIT)	58,587	646,215
RPT Realty (REIT)	35,260	346,606
Ryman Hospitality Properties, Inc. (REIT)*	19,916	1,514,213
Sabra Health Care REIT, Inc. (REIT)	84,943	1,186,654
Safehold, Inc. (REIT) (x)	227,274	8,038,681
Saul Centers, Inc. (REIT)	500	23,555
Service Properties Trust (REIT)	81,700	427,291
SITE Centers Corp. (REIT)	76,300	1,027,761
STAG Industrial, Inc. (REIT)	68,000	2,099,840
Summit Hotel Properties, Inc. (REIT)*	34,200	248,634
Sunstone Hotel Investors, Inc. (REIT)*	81,314	806,635
Tanger Factory Outlet Centers, Inc. (REIT)	43,700	621,414
Terreno Realty Corp. (REIT)	28,200	1,571,586
UMH Properties, Inc. (REIT)	16,100	284,326
Uniti Group, Inc. (REIT)	85,300	803,526
Universal Health Realty Income Trust (REIT)	2,550	135,686
Urban Edge Properties (REIT)	48,300	734,643
Veris Residential, Inc. (REIT)*	46,100	610,364
Washington REIT (REIT)	32,300	688,313
Whitestone REIT (REIT)	4,500	48,375
Xenia Hotels & Resorts, Inc. (REIT)*	42,701	620,446

		62,545,384

Real Estate Management & Development (0.4%)
Anywhere Real Estate, Inc.*	52,800	519,024
Compass, Inc., Class A (x)*	94,900	342,589
Cushman & Wakefield plc*	53,500	815,340
DigitalBridge Group, Inc.*	191,500	934,520
Douglas Elliman, Inc.	16,097	77,105
eXp World Holdings, Inc. (x)	22,000	258,940
Forestar Group, Inc.*	1,300	17,797
FRP Holdings, Inc.*	200	12,070
Kennedy-Wilson Holdings, Inc.	44,526	843,322
Marcus & Millichap, Inc.	10,000	369,900
Newmark Group, Inc., Class A	72,640	702,429
Offerpad Solutions, Inc. (x)*	12,500	27,250
Redfin Corp. (x)*	42,573	350,801
RMR Group, Inc. (The), Class A	700	19,845
St Joe Co. (The)	16,000	632,960

		5,923,892

Total Real Estate		68,469,276

Utilities (1.8%)
Electric Utilities (0.4%)
ALLETE, Inc.	22,200	1,304,916
MGE Energy, Inc.	12,900	1,004,007
Otter Tail Corp.	18,200	1,221,766
PNM Resources, Inc.	29,900	1,428,622
Portland General Electric Co.	31,900	1,541,727

		6,501,038

Gas Utilities (0.7%)
Brookfield Infrastructure Corp., Class A	35,734	1,518,695
Chesapeake Utilities Corp.	5,740	743,617
New Jersey Resources Corp.	34,900	1,554,097
Northwest Natural Holding Co.	10,100	536,310
ONE Gas, Inc.	21,500	1,745,585
South Jersey Industries, Inc.	44,700	1,526,058
Southwest Gas Holdings, Inc.	24,000	2,089,920
Spire, Inc.	20,300	1,509,711

		11,223,993

Independent Power and Renewable Electricity Producers (0.2%)
Clearway Energy, Inc., Class A	12,700	406,019
Clearway Energy, Inc., Class C	36,192	1,260,929
Montauk Renewables, Inc.*	23,400	235,170
Ormat Technologies, Inc.	19,200	1,504,320
Sunnova Energy International, Inc.*	34,500	635,835

		4,042,273

Multi-Utilities (0.3%)
Avista Corp.	27,300	1,187,823
Black Hills Corp.	24,800	1,804,696
NorthWestern Corp.	19,591	1,154,498
Unitil Corp.	5,800	340,576

		4,487,593

Water Utilities (0.2%)
American States Water Co.	13,500	1,100,385
California Water Service Group	20,300	1,127,665
Middlesex Water Co.	6,000	526,080
SJW Group	11,900	742,679

		3,496,809

Total Utilities		29,751,706

Total Common Stocks (98.7%) (Cost $1,524,013,526)		1,649,739,892

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Achillion Pharmaceuticals, Inc., CVR (r)*	65,300	22,529
Aduro Biotech, Inc., CVR (r)(x)*	10,640	—

		22,529

Pharmaceuticals (0.0%)†
Dova Pharmaceuticals, Inc., CVR (r)(x)*	16,700	6,763
Zogenix, Inc., CVR (r)*	27,700	14,127

		20,890

Total Rights (0.0%)† (Cost $49,543)		43,419

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (3.0%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	15,000,000	15,000,000
JPMorgan Prime Money Market Fund, IM Shares	34,769,353	34,776,307

Total Investment Companies		49,776,307

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (5.7%)
CF Secured LLC, 1.48%, dated 6/30/22, due 7/1/22, repurchase price $10,000,411, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.250%, maturing 9/30/23-11/15/40; total market value $10,200,420. (xx)	$10,000,000	$10,000,000
Deutsche Bank Securities, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $15,599,241, collateralized by various U.S. Government Agency Securities, ranging from 2.000%-4.000%, maturing 1/1/45-4/1/52; total market value $15,910,563. (xx)	15,598,591	15,598,591
MetLife, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $10,000,417, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-11/15/47; total market value $10,204,507. (xx)	10,000,000	10,000,000
National Bank of Canada, 1.70%, dated 6/30/22, due 7/7/22, repurchase price $15,004,958, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 11/3/22-2/15/51; total market value $16,542,104. (xx)	15,000,000	15,000,000
Societe Generale SA, 1.50%, dated 6/30/22, due 7/1/22, repurchase price $15,000,625, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-2.875%, maturing 10/31/23-2/15/32; total market value $15,305,750. (xx)	15,000,000	15,000,000
Societe Generale SA, 1.51%, dated 6/30/22, due 7/7/22, repurchase price $5,001,468, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.807%, maturing 10/11/22-4/30/24; total market value $5,100,002. (xx)	5,000,000	5,000,000
Societe Generale SA, 1.62%, dated 6/30/22, due 7/1/22, repurchase price $12,003,741, collateralized by various Common Stocks; total market value $13,340,024. (xx)	12,003,201	12,003,201
TD Prime Services LLC, 1.65%, dated 6/30/22, due 7/1/22, repurchase price $13,000,596, collateralized by various Common Stocks; total market value $14,401,036. (xx)	13,000,000	13,000,000

Total Repurchase Agreements		95,601,792

Total Short-Term Investments (8.7%) (Cost $145,378,099)		145,378,099

Total Investments in Securities (107.4%) (Cost $1,669,441,168)		1,795,161,410
Other Assets Less Liabilities (-7.4%)		(123,431,788)

Net Assets (100%)		$1,671,729,622

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2022, the market value of these securities amounted to $362,847 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $113,427,153. This was collateralized by $9,187,967 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 7/14/22 – 5/15/52 and by cash of $110,601,792 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	120	9/2022	USD	10,248,000	(768,453)

					(768,453)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$23,500,020	$—	$—	$23,500,020
Consumer Discretionary	217,994,792	—	—	217,994,792
Consumer Staples	50,413,125	—	—	50,413,125
Energy	89,591,753	—	—	89,591,753
Financials	225,493,188	—	—	225,493,188
Health Care	287,149,667	—	41,394	287,191,061
Industrials	282,443,272	—	—	282,443,272
Information Technology	329,429,689	—	—	329,429,689
Materials	45,462,010	—	—	45,462,010
Real Estate	68,469,276	—	—	68,469,276
Utilities	29,751,706	—	—	29,751,706
Rights
Health Care	—	—	43,419	43,419
Short-Term Investments
Investment Companies	49,776,307	—	—	49,776,307
Repurchase Agreements	—	95,601,792	—	95,601,792

Total Assets	$1,699,474,805	$95,601,792	$84,813	$1,795,161,410

Liabilities:
Futures	$(768,453)	$—	$—	$(768,453)

Total Liabilities	$(768,453)	$—	$—	$(768,453)

Total	$1,698,706,352	$95,601,792	$84,813	$1,794,392,957

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(768,453	)*

Total		$(768,453)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$ (1,526,058)	$(1,526,058)

Total	$(1,526,058)	$(1,526,058)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(859,118)	$(859,118)

Total	$(859,118)	$(859,118)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $8,677,000 during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$495,272,905
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$448,388,710

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$417,921,415
Aggregate gross unrealized depreciation	(301,216,023)

Net unrealized appreciation	$116,705,392

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,677,687,565

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $1,573,839,376)	$1,699,559,618
Repurchase Agreements (Cost $95,601,792)	95,601,792
Cash	39,073,645
Cash held as collateral at broker for futures	1,286,000
Receivable for securities sold	5,967,515
Dividends, interest and other receivables	1,150,622
Securities lending income receivable	427,174
Receivable for Portfolio shares sold	209,718
Other assets	18,969

Total assets	1,843,295,053

LIABILITIES
Payable for return of collateral on securities loaned	110,601,792
Payable for securities purchased	56,172,192
Due to Custodian	2,488,391
Payable for Portfolio shares redeemed	994,380
Investment management fees payable	721,353
Administrative fees payable	170,396
Distribution fees payable – Class IB	146,844
Distribution fees payable – Class IA	98,885
Due to broker for futures variation margin	80,398
Trustees’ fees payable	795
Accrued expenses	90,005

Total liabilities	171,565,431

NET ASSETS	$1,671,729,622

Net assets were comprised of:
Paid in capital	$1,461,463,540
Total distributable earnings (loss)	210,266,082

Net assets	$1,671,729,622

Class IA
Net asset value, offering and redemption price per share, $461,523,593 / 32,173,253 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.34

Class IB
Net asset value, offering and redemption price per share, $686,550,460 / 54,879,683 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.51

Class K
Net asset value, offering and redemption price per share, $523,655,569 / 36,297,180 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.43

(x)	Includes value of securities on loan of $113,427,153.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (net of $26,748 foreign withholding tax)	$7,984,088
Interest	28,556
Securities lending (net)	1,402,943

Total income	9,415,587

EXPENSES
Investment management fees	4,902,937
Administrative fees	1,142,397
Distribution fees – Class IB	1,018,574
Distribution fees – Class IA	688,835
Custodian fees	77,459
Professional fees	52,857
Printing and mailing expenses	37,351
Trustees’ fees	30,476
Miscellaneous	23,819

Total expenses	7,974,705

NET INVESTMENT INCOME (LOSS)	1,440,882

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	39,261,040
Futures contracts	(1,526,058)
Foreign currency transactions	(2)

Net realized gain (loss)	37,734,980

Change in unrealized appreciation (depreciation) on:
Investments in securities	(756,927,540)
Futures contracts	(859,118)

Net change in unrealized appreciation (depreciation)	(757,786,658)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(720,051,678)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(718,610,796)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,440,882	$(4,450,041)
Net realized gain (loss)	37,734,980	382,327,125
Net change in unrealized appreciation (depreciation)	(757,786,658)	(82,010,678)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(718,610,796)	295,866,406

Distributions to shareholders:
Class IA	—	(111,072,681)
Class IB	—	(183,582,856)
Class K	—	(105,080,719)

Total distributions to shareholders	—	(399,736,256)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 580,449 and 1,568,255 shares, respectively ]	10,130,276	37,346,399
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,346,409 shares, respectively ]	—	111,072,681
Capital shares repurchased [ (1,480,443) and (3,525,368) shares, respectively ]	(24,970,665)	(83,743,815)

Total Class IA transactions	(14,840,389)	64,675,265

Class IB
Capital shares sold [ 1,984,432 and 3,365,822 shares, respectively ]	29,456,279	71,072,723
Capital shares issued in reinvestment of dividends and distributions [ 0 and 10,099,650 shares, respectively ]	—	183,582,856
Capital shares repurchased [ (2,950,715) and (7,636,814) shares, respectively ]	(43,659,695)	(161,334,226)

Total Class IB transactions	(14,203,416)	93,321,353

Class K
Capital shares sold [ 7,148,353 and 377,968 shares, respectively ]	110,585,531	8,900,676
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,033,720 shares, respectively ]	—	105,080,719
Capital shares repurchased [ (1,939,328) and (6,835,685) shares, respectively ]	(33,003,998)	(163,570,675)

Total Class K transactions	77,581,533	(49,589,280)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	48,537,728	108,407,338

TOTAL INCREASE (DECREASE) IN NET ASSETS	(670,073,068)	4,537,488
NET ASSETS:
Beginning of period	2,341,802,690	2,337,265,202

End of period	$1,671,729,622	$2,341,802,690

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IA			2021		2020	2019	2018	2017
Net asset value, beginning of period	$20.72		$21.87		$18.25	$15.68	$20.35	$18.11

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01		(0.06	)(aa)	(0.04)	0.01	0.01	0.01
Net realized and unrealized gain (loss)	(6.39)		2.79		6.50	4.31	(1.39)	4.04

Total from investment operations	(6.38)		2.73		6.46	4.32	(1.38)	4.05

Less distributions:
Dividends from net investment income	—		—		(0.02)	(0.02)	(0.01)	(0.05)
Distributions from net realized gains	—		(3.88)		(2.82)	(1.73)	(3.28)	(1.76)

Total dividends and distributions	—		(3.88)		(2.84)	(1.75)	(3.29)	(1.81)

Net asset value, end of period	$14.34		$20.72		$21.87	$18.25	$15.68	$20.35

Total return (b)	(30.79)%		12.88%		36.11%	27.79%	(7.91)%	22.68%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$461,524		$685,390		$649,099	$522,416	$442,831	$521,011
Ratio of expenses to average net assets (a)(f)	0.91%		0.90%		0.92%	0.92%	0.92%	0.94%
Ratio of net investment income (loss) to average net assets (a)(f)	0.08%		(0.25	)%(bb)	(0.19)%	0.05%	0.07%	0.06%
Portfolio turnover rate^	23	%(z)	44%		56%	42%	46%	40%

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021		2020	2019	2018	2017
Net asset value, beginning of period	$18.07		$19.52		$16.53	$14.33	$18.88	$16.91

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01		(0.05	)(aa)	(0.03)	0.01	0.01	0.01
Net realized and unrealized gain (loss)	(5.57)		2.48		5.86	3.94	(1.27)	3.77

Total from investment operations	(5.56)		2.43		5.83	3.95	(1.26)	3.78

Less distributions:
Dividends from net investment income	—		—		(0.02)	(0.02)	(0.01)	(0.05)
Distributions from net realized gains	—		(3.88)		(2.82)	(1.73)	(3.28)	(1.76)

Total dividends and distributions	—		(3.88)		(2.84)	(1.75)	(3.29)	(1.81)

Net asset value, end of period	$12.51		$18.07		$19.52	$16.53	$14.33	$18.88

Total return (b)	(30.77)%		12.90%		36.05%	27.84%	(7.89)%	22.69%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$686,550		$1,009,287		$976,317	$778,399	$657,055	$764,841
Ratio of expenses to average net assets (a)(f)	0.91%		0.90%		0.92%	0.92%	0.92%	0.94%
Ratio of net investment income (loss) to average net assets (a)(f)	0.08%		(0.25	)%(bb)	(0.19)%	0.05%	0.07%	0.06%
Portfolio turnover rate^	23	%(z)	44%		56%	42%	46%	40%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021		2020	2019	2018	2017
Net asset value, beginning of period	$20.82		$21.89		$18.26	$15.69	$20.35	$18.11

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03		—	(aa)	0.01	0.05	0.07	0.06
Net realized and unrealized gain (loss)	(6.42)		2.81		6.50	4.31	(1.39)	4.04

Total from investment operations	(6.39)		2.81		6.51	4.36	(1.32)	4.10

Less distributions:
Dividends from net investment income	—		—		(0.06)	(0.06)	(0.06)	(0.10)
Distributions from net realized gains	—		(3.88)		(2.82)	(1.73)	(3.28)	(1.76)

Total dividends and distributions	—		(3.88)		(2.88)	(1.79)	(3.34)	(1.86)

Net asset value, end of period	$14.43		$20.82		$21.89	$18.26	$15.69	$20.35

Total return (b)	(30.69)%		13.25%		36.39%	28.07%	(7.60)%	22.95%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$523,656		$647,127		$711,849	$633,203	$632,384	$776,673
Ratio of expenses to average net assets (a)(f)	0.66%		0.65%		0.67%	0.67%	0.67%	0.69%
Ratio of net investment income (loss) to average net assets (a)(f)	0.34%		(0.01	)%(bb)	0.05%	0.30%	0.32%	0.31%
Portfolio turnover rate^	23	%(z)	44%		56%	42%	46%	40%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)

Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $(0.07), $(0.06) and $(0.01) for Class IA, Class IB and Class K, respectively.

(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.05% lower.

See Notes to Financial Statements.

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Information Technology	33.3%
Health Care	21.6
Industrials	17.6
Financials	9.3
Consumer Discretionary	6.8
Utilities	4.7
Real Estate	2.1
Investment Company	0.6
Cash and Other	4.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while the Portfolio commenced operations on February 15, 2022, the ‘Hypothetical expenses paid during the period’ reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 1/1/22†	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$820.00	$3.37
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.87	4.98
Class K
Actual	1,000.00	821.00	2.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.10	3.73

† Commenced operations on February 15, 2022.

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.99% and 0.74%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period) and multiplied by 136/365 for the actual example (to reflect the actual number of days the Portfolio was in operation in the period).

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.8%)
Auto Components (1.2%)
Aptiv plc*	1,144	$101,896

Household Durables (1.8%)
TopBuild Corp.*	883	147,602

Specialty Retail (1.8%)
Home Depot, Inc. (The)	543	148,929

Textiles, Apparel & Luxury Goods (2.0%)
NIKE, Inc., Class B	1,583	161,783

Total Consumer Discretionary		560,210

Financials (9.3%)
Banks (2.3%)
SVB Financial Group*	486	191,965

Capital Markets (4.5%)
Intercontinental Exchange, Inc.	1,827	171,811
MSCI, Inc.	480	197,832

		369,643

Insurance (2.5%)
Aflac, Inc.	3,747	207,322

Total Financials		768,930

Health Care (21.6%)
Health Care Equipment & Supplies (8.5%)
Alcon, Inc.	2,787	194,784
Becton Dickinson and Co.	849	209,304
Koninklijke Philips NV (NYRS)	4,111	88,510
STERIS plc	1,048	216,045

		708,643

Health Care Providers & Services (3.8%)
Laboratory Corp. of America Holdings	623	146,006
UnitedHealth Group, Inc.	333	171,039

		317,045

Life Sciences Tools & Services (9.3%)
Bio-Rad Laboratories, Inc., Class A*	353	174,735
Bruker Corp.	2,736	171,711
Danaher Corp.	996	252,506
West Pharmaceutical Services, Inc.	565	170,839

		769,791

Total Health Care		1,795,479

Industrials (17.6%)
Aerospace & Defense (1.5%)
Hexcel Corp.	2,461	128,735

Building Products (3.5%)
Owens Corning	2,228	165,563
Trex Co., Inc.*	2,305	125,438

		291,001

Commercial Services & Supplies (4.9%)
Tetra Tech, Inc.	1,214	165,772
Waste Management, Inc.	1,566	239,566

		405,338

Electrical Equipment (4.2%)
Rockwell Automation, Inc.	797	158,850
Vestas Wind Systems A/S (ADR)	27,370	192,001

		350,851

Machinery (3.5%)
Deere & Co.	635	190,163
Xylem, Inc.	1,256	98,194

		288,357

Total Industrials		1,464,282

Information Technology (33.3%)
Communications Equipment (4.9%)
Ciena Corp.*	4,273	195,276
Lumentum Holdings, Inc.*	2,648	210,304

		405,580

Electronic Equipment, Instruments & Components (6.7%)
Flex Ltd.*	14,046	203,246
Keysight Technologies, Inc.*	1,188	163,766
TE Connectivity Ltd.	1,701	192,468

		559,480

IT Services (5.3%)
Accenture plc, Class A	294	81,629
Block, Inc., Class A*	1,107	68,036
Maximus, Inc.	1,758	109,892
Visa, Inc., Class A	903	177,792

		437,349

Semiconductors & Semiconductor Equipment (6.3%)
Monolithic Power Systems, Inc.	453	173,970
NVIDIA Corp.	684	103,688
NXP Semiconductors NV	1,096	162,241
Wolfspeed, Inc.*	1,258	79,820

		519,719

Software (6.7%)
Adobe, Inc.*	389	142,397
ANSYS, Inc.*	409	97,869
Intuit, Inc.	222	85,568
Microsoft Corp.	907	232,945

		558,779

Technology Hardware, Storage & Peripherals (3.4%)
Apple, Inc.	1,359	185,802
Dell Technologies, Inc., Class C	2,179	100,692

		286,494

Total Information Technology		2,767,401

Real Estate (2.1%)
Equity Real Estate Investment Trusts (REITs) (2.1%)
SBA Communications Corp. (REIT)	540	172,827

Total Real Estate		172,827

Utilities (4.7%)
Electric Utilities (2.8%)
NextEra Energy, Inc.	2,965	229,669

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Water Utilities (1.9%)
American Water Works Co., Inc.	1,083	$161,118

Total Utilities		390,787

Total Common Stocks (95.4%) (Cost $9,713,954)		7,919,916

SHORT-TERM INVESTMENT:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, IM Shares	47,498	47,507

Total Short-Term Investment (0.6%) (Cost $47,512)		47,507

Total Investments in Securities (96.0%) (Cost $9,761,466)		7,967,423
Other Assets Less Liabilities (4.0%)		332,629

Net Assets (100%)		$8,300,052

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt
NYRS	— New York Registry Shares

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$560,210	$—	$—	$560,210
Financials	768,930	—	—	768,930
Health Care	1,795,479	—	—	1,795,479
Industrials	1,464,282	—	—	1,464,282
Information Technology	2,767,401	—	—	2,767,401
Real Estate	172,827	—	—	172,827
Utilities	390,787	—	—	390,787
Short-Term Investment
Investment Company	47,507	—	—	47,507

Total Assets	$7,967,423	$—	$—	$7,967,423

Total Liabilities	$—	$—	$—	$—

Total	$7,967,423	$—	$—	$7,967,423

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the period ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$9,888,457
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$166,182

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,365
Aggregate gross unrealized depreciation	(1,834,408)

Net unrealized depreciation	$(1,794,043)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$9,761,466

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $9,761,466)	$7,967,423
Cash	300,000
Deferred offering cost	41,595
Receivable from investment manager	10,760
Dividends, interest and other receivables	2,783
Securities lending income receivable	188
Other assets	8,126

Total assets	8,330,875

LIABILITIES
Distribution fees payable – Class IB	37
Trustees’ fees payable	29
Payable for Portfolio shares redeemed	3
Accrued expenses	30,754

Total liabilities	30,823

NET ASSETS	$8,300,052

Net assets were comprised of:
Paid in capital	$10,094,284
Total distributable earnings (loss)	(1,794,232)

Net assets	$8,300,052

Class IB
Net asset value, offering and redemption price per share, $172,653 / 21,050 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.20

Class K
Net asset value, offering and redemption price per share, $8,127,399 / 990,000 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.21

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2022* (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,177 foreign withholding tax)	$33,327
Interest	257
Securities lending (net)	267

Total income	33,851

EXPENSES
Offering costs	24,159
Professional fees	24,116
Investment management fees	22,209
Printing and mailing expenses	11,097
Custodian fees	5,381
Administrative fees	3,136
Distribution fees – Class IB	113
Trustees’ fees	95
Miscellaneous	1,274

Gross expenses	91,580
Less: Waiver from investment manager	(25,345)
Reimbursement from investment manager	(40,533)

Net expenses	25,702

NET INVESTMENT INCOME (LOSS)	8,149

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(8,338)
Net change in unrealized appreciation (depreciation) on investments in securities	(1,794,043)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,802,381)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,794,232)

*	The Portfolio commenced operations on February 15, 2022.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

February 15, 2022* to June 30, 2022 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,149
Net realized gain (loss)	(8,338)
Net change in unrealized appreciation (depreciation)	(1,794,043)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,794,232)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 21,063 shares ]	194,392
Capital shares repurchased [ (13) shares ]	(108)

Total Class IB transactions	194,284

Class K
Capital shares sold [ 990,000 shares ]	9,900,000

Total Class K transactions	9,900,000

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	10,094,284

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,300,052
NET ASSETS:
Beginning of period	—

End of period	$8,300,052

* Commencement of Operations.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	February 15, 2022* to June 30, 2022 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	—	#(1)
Net realized and unrealized gain (loss)	(1.80)

Total from investment operations	(1.80)

Net asset value, end of period	$8.20

Total return (b)	(18.00)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$173
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.99%
Before waivers and reimbursements (a)(f)	2.89%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	—	%‡‡(aa)
Before waivers and reimbursements (a)(f)	(1.90	)%(l)(aa)
Portfolio turnover rate^	2	%(z)

Class K	February 15, 2022* to June 30, 2022 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	(1)
Net realized and unrealized gain (loss)	(1.80)

Total from investment operations	(1.79)

Net asset value, end of period	$8.21

Total return (b)	(17.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,127
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.74%
Before waivers and reimbursements (a)(f)	2.23%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.24	%(l)(aa)
Before waivers and reimbursements (a)(f)	(1.25	)%(l)(aa)
Portfolio turnover rate^	2	%(z)
‡‡	Amount is less than 0.005%.
#	Per share amount is less than $0.005.
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.00# and $0.00# for Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.11% lower.

See Notes to Financial Statements.

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Financials	20.4%
Industrials	16.0
Health Care	12.7
Consumer Staples	8.5
Real Estate	8.2
Consumer Discretionary	7.7
Utilities	7.4
Information Technology	5.5
Energy	5.0
Materials	4.7
Communication Services	1.4
Investment Company	1.3
Repurchase Agreement	0.0 #
Cash and Other	1.2

100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$919.20	$4.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.85	4.99
Class K
Actual	1,000.00	920.00	3.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.09	3.75

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.4%)
Media (1.4%)
Fox Corp., Class B	263,043	$7,812,377

Total Communication Services		7,812,377

Consumer Discretionary (7.7%)
Auto Components (2.1%)
Aptiv plc*	21,886	1,949,386
BorgWarner, Inc.	233,450	7,790,226
Bridgestone Corp. (x)	46,700	1,704,876

		11,444,488

Hotels, Restaurants & Leisure (1.4%)
Cracker Barrel Old Country Store, Inc. (x)	25,204	2,104,282
Sodexo SA	79,683	5,654,217

		7,758,499

Leisure Products (0.6%)
Polaris, Inc.	35,072	3,481,948

Multiline Retail (1.8%)
Dollar Tree, Inc.*	65,250	10,169,213

Specialty Retail (1.8%)
Advance Auto Parts, Inc.	58,674	10,155,883

Total Consumer Discretionary		43,010,031

Consumer Staples (8.5%)
Food & Staples Retailing (1.8%)
Koninklijke Ahold Delhaize NV	393,665	10,259,590

Food Products (4.5%)
Conagra Brands, Inc.	349,156	11,955,102
General Mills, Inc.	25,962	1,958,833
J M Smucker Co. (The)	42,621	5,455,914
Kellogg Co.	27,594	1,968,556
Orkla ASA	446,861	3,576,821

		24,915,226

Household Products (2.2%)
Henkel AG & Co. KGaA (Preference) (q)	49,332	3,038,847
Kimberly-Clark Corp.	68,339	9,236,016

		12,274,863

Total Consumer Staples		47,449,679

Energy (3.8%)
Energy Equipment & Services (0.9%)
Baker Hughes Co.	168,949	4,877,558

Oil, Gas & Consumable Fuels (2.9%)
Devon Energy Corp.	93,923	5,176,096
Diamondback Energy, Inc.	23,274	2,819,645
Phillips 66	55,812	4,576,026
Pioneer Natural Resources Co.	16,176	3,608,542

		16,180,309

Total Energy		21,057,867

Financials (20.4%)
Banks (5.3%)
Commerce Bancshares, Inc.	12,484	819,575
First Hawaiian, Inc.	354,498	8,050,649
Prosperity Bancshares, Inc.	122,673	8,374,886
Truist Financial Corp.	191,645	9,089,722
Westamerica Bancorp	61,695	3,433,944

		29,768,776

Capital Markets (8.2%)
Ameriprise Financial, Inc.	26,450	6,286,636
Bank of New York Mellon Corp. (The)	326,147	13,603,591
Northern Trust Corp.	147,095	14,191,726
State Street Corp.	32,320	1,992,528
T. Rowe Price Group, Inc.	83,567	9,494,047

		45,568,528

Insurance (6.5%)
Aflac, Inc.	127,785	7,070,344
Allstate Corp. (The)	94,113	11,926,941
Chubb Ltd.	14,190	2,789,470
Hanover Insurance Group, Inc. (The)	30,476	4,457,115
Reinsurance Group of America, Inc.	87,689	10,285,043

		36,528,913

Thrifts & Mortgage Finance (0.4%)
Capitol Federal Financial, Inc.	247,323	2,270,425

Total Financials		114,136,642

Health Care (12.7%)
Health Care Equipment & Supplies (5.8%)
Baxter International, Inc.	42,668	2,740,566
Becton Dickinson and Co.	11,639	2,869,363
Dentsply Sirona, Inc.	101,410	3,623,379
Embecta Corp.*	128,536	3,254,532
Koninklijke Philips NV (NYRS)	102,602	2,209,021
Zimmer Biomet Holdings, Inc.	165,855	17,424,726

		32,121,587

Health Care Providers & Services (6.9%)
AmerisourceBergen Corp.	46,684	6,604,852
Cardinal Health, Inc.	75,627	3,953,023
Henry Schein, Inc.*	114,081	8,754,576
Quest Diagnostics, Inc.	82,660	10,992,127
Universal Health Services, Inc., Class B	84,386	8,498,514

		38,803,092

Total Health Care		70,924,679

Industrials (16.0%)
Aerospace & Defense (1.1%)
Huntington Ingalls Industries, Inc.	27,851	6,066,505

Airlines (1.8%)
Southwest Airlines Co.*	275,391	9,947,123

Building Products (0.8%)
Cie de Saint-Gobain	110,694	4,808,375

Commercial Services & Supplies (0.5%)
Republic Services, Inc.	20,174	2,640,171

Construction & Engineering (0.5%)
Vinci SA	34,600	3,108,481

Electrical Equipment (4.5%)
Atkore, Inc.*	31,769	2,637,145
Emerson Electric Co.	144,450	11,489,553

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Hubbell, Inc.	11,527	$2,058,491
nVent Electric plc	284,824	8,923,536

		25,108,725

Machinery (3.9%)
Cummins, Inc.	28,923	5,597,468
IMI plc	183,519	2,620,664
Oshkosh Corp.	104,211	8,559,892
PACCAR, Inc.	30,656	2,524,215
Stanley Black & Decker, Inc.	21,965	2,303,250

		21,605,489

Road & Rail (0.6%)
Heartland Express, Inc.	231,945	3,226,355

Trading Companies & Distributors (2.3%)
Beacon Roofing Supply, Inc.*	69,038	3,545,792
MSC Industrial Direct Co., Inc., Class A	123,110	9,246,792

		12,792,584

Total Industrials		89,303,808

Information Technology (5.5%)
Communications Equipment (1.3%)
F5, Inc.*	36,441	5,576,931
Juniper Networks, Inc.	65,570	1,868,745

		7,445,676

Electronic Equipment, Instruments & Components (1.0%)
TE Connectivity Ltd.	51,084	5,780,155

IT Services (0.9%)
Amdocs Ltd.	58,092	4,839,644

Semiconductors & Semiconductor Equipment (0.4%)
Applied Materials, Inc.	22,223	2,021,848

Software (1.0%)
Open Text Corp.	146,971	5,561,383

Technology Hardware, Storage & Peripherals (0.9%)
HP, Inc.	160,998	5,277,514

Total Information Technology		30,926,220

Materials (4.7%)
Chemicals (1.6%)
Akzo Nobel NV	64,611	4,268,763
Axalta Coating Systems Ltd.*	197,793	4,373,203

		8,641,966

Containers & Packaging (2.4%)
Amcor plc	138,885	1,726,341
Packaging Corp. of America	44,325	6,094,687
Sonoco Products Co.	101,343	5,780,605

		13,601,633

Paper & Forest Products (0.7%)
Mondi plc	230,212	4,083,818

Total Materials		26,327,417

Real Estate (8.2%)
Equity Real Estate Investment Trusts (REITs) (8.2%)
Equinix, Inc. (REIT)	11,350	7,457,177
Essex Property Trust, Inc. (REIT)	18,871	4,934,955
Healthcare Trust of America, Inc. (REIT), Class A	215,850	6,024,374
Healthpeak Properties, Inc. (REIT)	327,517	8,485,966
Realty Income Corp. (REIT)	68,971	4,707,960
Regency Centers Corp. (REIT)	116,988	6,938,558
VICI Properties, Inc. (REIT)	169,541	5,050,626
Weyerhaeuser Co. (REIT)	59,316	1,964,546

Total Real Estate		45,564,162

Utilities (7.4%)
Electric Utilities (4.0%)
Edison International	185,385	11,723,747
Evergy, Inc.	27,400	1,787,850
Eversource Energy	27,004	2,281,028
Pinnacle West Capital Corp.	89,286	6,528,592

		22,321,217

Gas Utilities (2.0%)
Atmos Energy Corp.	18,990	2,128,779
Spire, Inc.	120,014	8,925,441

		11,054,220

Multi-Utilities (1.4%)
NorthWestern Corp.	135,376	7,977,708

Total Utilities		41,353,145

Total Common Stocks (96.3%) (Cost $539,043,842)		537,866,027

MASTER LIMITED PARTNERSHIP:
Energy (1.2%)
Oil, Gas & Consumable Fuels (1.2%)
Enterprise Products Partners LP (Cost $6,706,171)	270,905	6,601,955

SHORT-TERM INVESTMENTS:
Investment Company (1.3%)
JPMorgan Prime Money Market Fund, IM Shares	7,094,358	7,095,777

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.0%)
Deutsche Bank Securities, Inc., 1.45%, dated 6/30/22, due 7/1/22, repurchase price $52,528, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $53,577. (xx)	$52,526	52,526

Total Short-Term Investments (1.3%) (Cost $7,148,303)		7,148,303

Total Investments in Securities (98.8%) (Cost $552,898,316)		551,616,285
Other Assets Less Liabilities (1.2%)		6,820,868

Net Assets (100%)		$558,437,153

*	Non-income producing.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $1,015,486. This was collateralized by $1,027,734 of various U.S. Government Treasury Securities, ranging from 0.125% - 2.250%, maturing 5/15/25 - 8/15/31 and by cash of $52,526 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

EUR	—	European Currency Unit
GBP	—	British Pound
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NYRS	—	New York Registry Shares
USD	—	United States Dollar

Forward Foreign Currency Contracts outstanding as of June 30, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
JPY	6,946,625	USD	51,426	Bank of America	9/30/2022	102
USD	28,733,944	EUR	27,172,520	JPMorgan Chase Bank	9/30/2022	76,239
USD	6,077,296	GBP	4,947,553	Bank of America	9/30/2022	44,231
USD	1,526,754	JPY	204,826,200	Bank of America	9/30/2022	7,445
USD	103,782	NOK	1,017,949	UBS AG	9/30/2022	228

Total unrealized appreciation						128,245

GBP	161,677	USD	198,678	Bank of America	9/30/2022	(1,529)
USD	153,395	GBP	126,242	Bank of America	9/30/2022	(546)
USD	2,839,108	NOK	28,259,490	UBS AG	9/30/2022	(35,674)

Total unrealized depreciation						(37,749)

Net unrealized appreciation						90,496

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$7,812,377	$—	$—	$7,812,377
Consumer Discretionary	35,650,938	7,359,093	—	43,010,031
Consumer Staples	30,574,421	16,875,258	—	47,449,679
Energy	21,057,867	—	—	21,057,867
Financials	114,136,642	—	—	114,136,642
Health Care	70,924,679	—	—	70,924,679
Industrials	78,766,288	10,537,520	—	89,303,808
Information Technology	30,926,220	—	—	30,926,220
Materials	17,974,836	8,352,581	—	26,327,417
Real Estate	45,564,162	—	—	45,564,162
Utilities	41,353,145	—	—	41,353,145
Forward Currency Contracts	—	128,245	—	128,245
Master Limited Partnership
Energy	6,601,955	—	—	6,601,955
Short-Term Investments
Investment Company	7,095,777	—	—	7,095,777
Repurchase Agreement	—	52,526	—	52,526

Total Assets	$508,439,307	$43,305,223	$—	$551,744,530

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total

Liabilities:
Forward Currency Contracts	$—	$(37,749)	$—	$(37,749)

Total Liabilities	$—	$(37,749)	$—	$(37,749)

Total	$508,439,307	$43,267,474	$—	$551,706,781

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$128,245

Total		$128,245

	Liability Derivatives
Foreign exchange contracts	Payables	$(37,749)

Total		$(37,749)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$3,026,640	$3,026,640

Total	$3,026,640	$3,026,640

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$520,987	$520,987

Total	$520,987	$520,987

^ This Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $44,685,000 during the six months ended June 30, 2022.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2022:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$51,778	$(2,075)	$—	$49,703
JPMorgan Chase Bank	76,239	—	—	76,239
UBS AG	228	(228)	—	—

Total	$128,245	$(2,303)	$—	$125,942

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$2,075	$(2,075)	$—	$—
UBS AG	35,674	(228)	—	35,446

Total	$37,749	$(2,303)	$—	$35,446

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$256,306,088
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$243,706,983

Investment security transactions for the six months ended June 30, 2022 were as follows:

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$37,989,282
Aggregate gross unrealized depreciation	(39,707,513)

Net unrealized depreciation	$(1,718,231)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$553,425,012

For the six months ended June 30, 2022, the Portfolio incurred approximately $11,527 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $552,845,790)	$551,563,759
Repurchase Agreements (Cost $52,526)	52,526
Cash	8,700,000
Foreign cash (Cost $254)	252
Dividends, interest and other receivables	983,324
Receivable for securities sold	923,069
Unrealized appreciation on forward foreign currency contracts	128,245
Receivable for Portfolio shares sold	72,283
Securities lending income receivable	5,000
Other assets	6,577

Total assets	562,435,035

LIABILITIES
Payable for securities purchased	3,118,468
Investment management fees payable	294,013
Payable for Portfolio shares redeemed	266,334
Distribution fees payable – Class IB	101,750
Payable for return of collateral on securities loaned	52,526
Administrative fees payable	43,968
Unrealized depreciation on forward foreign currency contracts	37,749
Trustees’ fees payable	1,005
Accrued expenses	82,069

Total liabilities	3,997,882

NET ASSETS	$558,437,153

Net assets were comprised of:
Paid in capital	$493,509,655
Total distributable earnings (loss)	64,927,498

Net assets	$558,437,153

Class IB
Net asset value, offering and redemption price per share, $477,523,981 / 20,783,453 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.98

Class K
Net asset value, offering and redemption price per share, $80,913,172 / 3,519,108 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.99

(x)	Includes value of securities on loan of $1,015,486.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (net of $115,665 foreign withholding tax)	$7,755,356
Interest	7,828
Securities lending (net)	18,928

Total income	7,782,112

EXPENSES
Investment management fees	2,681,388
Distribution fees – Class IB	643,387
Administrative fees	272,682
Professional fees	37,748
Custodian fees	26,312
Printing and mailing expenses	17,115
Trustees’ fees	8,935
Miscellaneous	10,295

Gross expenses	3,697,862
Less: Waiver from investment manager	(829,157)

Net expenses	2,868,705

NET INVESTMENT INCOME (LOSS)	4,913,407

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	49,653,891
Forward foreign currency contracts	3,026,640
Foreign currency transactions	(24,296)

Net realized gain (loss)	52,656,235

Change in unrealized appreciation (depreciation) on:
Investments in securities	(106,834,704)
Forward foreign currency contracts	520,987
Foreign currency translations	(1,563)

Net change in unrealized appreciation (depreciation)	(106,315,280)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(53,659,045)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(48,745,638)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,913,407	$7,651,491
Net realized gain (loss)	52,656,235	79,486,583
Net change in unrealized appreciation (depreciation)	(106,315,280)	32,410,976

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(48,745,638)	119,549,050

Distributions to shareholders:
Class IB	—	(61,651,191)
Class K	—	(9,530,993)

Total distributions to shareholders	—	(71,182,184)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 874,908 and 1,526,769 shares, respectively ]	21,672,109	40,213,094
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,535,714 shares, respectively ]	—	61,651,191
Capital shares repurchased [ (1,118,986) and (2,046,942) shares, respectively ]	(27,851,791)	(53,793,333)

Total Class IB transactions	(6,179,682)	48,070,952

Class K
Capital shares sold [ 464,088 and 81,783 shares, respectively ]	11,325,974	2,152,498
Capital shares issued in reinvestment of dividends and distributions [ 0 and 392,260 shares, respectively ]	—	9,530,993
Capital shares repurchased [ (131,338) and (1,661,208) shares, respectively ]	(3,266,329)	(43,216,416)

Total Class K transactions	8,059,645	(31,532,925)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,879,963	16,538,027

TOTAL INCREASE (DECREASE) IN NET ASSETS	(46,865,675)	64,904,893
NET ASSETS:
Beginning of period	605,302,828	540,397,935

End of period	$558,437,153	$605,302,828

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,						October 22, 2018* to December 31, 2018
Class IB			2021		2020		2019
Net asset value, beginning of period	$25.00		$23.11		$23.11		$18.26		$20.52

Income (loss) from investment operations:
Net investment income (loss) (e)	0.20		0.34		0.30		0.33		0.09
Net realized and unrealized gain (loss)	(2.22)		4.88		—	#	4.92		(2.24)

Total from investment operations	(2.02)		5.22		0.30		5.25		(2.15)

Less distributions:
Dividends from net investment income	—		(0.30)		(0.25)		(0.38)		(0.09)
Distributions from net realized gains	—		(3.03)		(0.04)		(0.02)		—
Return of capital	—		—		(0.01)		—		(0.02)

Total dividends and distributions	—		(3.33)		(0.30)		(0.40)		(0.11)

Net asset value, end of period	$22.98		$25.00		$23.11		$23.11		$18.26

Total return (b)	(8.08)%		23.02%		1.32%		28.77%		(10.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$477,524		$525,686		$439,396		$347,837		$261,736
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00	%(j)	1.00	%(j)	0.99	%(j)	0.99	%(k)	1.00	%(k)
Before waivers (a)(f)	1.28%		1.28%		1.30%		1.32%		1.33%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.61%		1.28%		1.45%		1.54%		2.29	%(l)
Before waivers (a)(f)	1.33%		1.00%		1.14%		1.21%		1.95	%(l)
Portfolio turnover rate^	42	%(z)	51%		101%		42%		11	%(z)

Class K	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		June 8, 2020* to December 31, 2020
Net asset value, beginning of period	$24.99		$23.09		$20.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.23		0.39		0.18
Net realized and unrealized gain (loss)	(2.23)		4.91		2.57

Total from investment operations	(2.00)		5.30		2.75

Less distributions:
Dividends from net investment income	—		(0.37)		(0.29)
Distributions from net realized gains	—		(3.03)		(0.04)
Return of capital	—		—		(0.02)

Total dividends and distributions	—		(3.40)		(0.35)

Net asset value, end of period	$22.99		$24.99		$23.09

Total return (b)	(8.00)%		23.35%		13.33%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$80,913		$79,617		$101,002
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75	%(j)	0.75	%(j)	0.75	%(j)
Before waivers (a)(f)	1.03%		1.03%		1.06%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.89%		1.48%		1.57	%(l)
Before waivers (a)(f)	1.61%		1.20%		1.25	%(l)
Portfolio turnover rate^	42	%(z)	51%		101%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class IB and 0.75% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	Market Value	% of Net Assets
Exchange Traded Funds	$73,785,628	99.4%
Repurchase Agreements	13,076,127	17.6
Investment Company	5,000,000	6.7
Cash and Other	(17,604,203)	(23.7)

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$824.60	$5.19
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.10	5.75

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.15%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (44.8%)
iShares Core MSCI EAFE ETF	272,200	$16,018,970
iShares Core S&P 500 ETF	9,900	3,753,585
iShares Core S&P Mid-Cap ETF	8,600	1,945,578
iShares Russell 2000 ETF (x)	23,600	3,996,896
SPDR Portfolio S&P 500 ETF (x)	84,500	3,746,730
Vanguard S&P 500 ETF	10,800	3,746,304

Total Equity		33,208,063

Fixed Income (54.6%)
Vanguard Intermediate-Term Corporate Bond ETF (x)	368,600	29,495,373
Vanguard Intermediate-Term Treasury ETF (x)	181,200	11,082,192

Total Fixed Income		40,577,565

Total Exchange Traded Funds (99.4%) (Cost $78,066,868)		73,785,628

SHORT-TERM INVESTMENTS:
Investment Company (6.7%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	5,000,000	5,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (17.6%)
Deutsche Bank Securities, Inc., 1.45%, dated 6/30/22, due 7/1/22, repurchase price $11,076,573, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $11,297,649. (xx)	$11,076,127	11,076,127
Societe Generale SA, 1.51%, dated 6/30/22, due 7/7/22, repurchase price $2,000,587, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.807%, maturing 10/11/22-4/30/24; total market value $2,040,001. (xx)	2,000,000	2,000,000

Total Repurchase Agreements		13,076,127

Total Short-Term Investments (24.3%) (Cost $18,076,127)		18,076,127

Total Investments in Securities (123.7%) (Cost $96,142,995)		91,861,755
Other Assets Less Liabilities (-23.7%)		(17,604,203)

Net Assets (100%)		$74,257,552

(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $17,774,981. This was collateralized by $9,802 of various U.S. Government Treasury Securities, ranging from 0.125% - 4.750%, maturing 1/15/23 - 5/15/52 and by cash of $18,076,127 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$73,785,628	$—	$—	$73,785,628
Short-Term Investments
Investment Company	5,000,000	—	—	5,000,000
Repurchase Agreements	—	13,076,127	—	13,076,127

Total Assets	$78,785,628	$13,076,127	$—	$91,861,755

Total Liabilities	$—	$—	$—	$—

Total	$78,785,628	$13,076,127	$—	$91,861,755

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$115,093,286
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$107,102,759

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,622,383
Aggregate gross unrealized depreciation	(6,237,725)

Net unrealized depreciation	$(4,615,342)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$96,477,097

For the six months ended June 30, 2022, the Portfolio incurred approximately $2,078 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $83,066,868)	$78,785,628
Repurchase Agreements (Cost $13,076,127)	13,076,127
Cash	183,893
Receivable for securities sold	1,680,212
Receivable for Portfolio shares sold	400,056
Dividends, interest and other receivables	13,735
Securities lending income receivable	4,767
Other assets	4,230

Total assets	94,148,648

LIABILITIES
Payable for return of collateral on securities loaned	18,076,127
Payable for securities purchased	1,712,271
Investment management fees payable	40,188
Distribution fees payable – Class IB	15,246
Administrative fees payable	7,482
Trustees’ fees payable	69
Payable for Portfolio shares redeemed	6
Accrued expenses	39,707

Total liabilities	19,891,096

NET ASSETS	$74,257,552

Net assets were comprised of:
Paid in capital	$78,474,003
Total distributable earnings (loss)	(4,216,451)

Net assets	$74,257,552

Class IB
Net asset value, offering and redemption price per share, $74,257,552 / 7,146,835 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.39

(x)	Includes value of securities on loan of $17,774,981.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends	$806,898
Interest	228
Securities lending (net)	30,121

Total income	837,247

EXPENSES
Investment management fees	304,059
Distribution fees – Class IB	95,018
Administrative fees	45,563
Professional fees	25,607
Printing and mailing expenses	9,378
Custodian fees	3,751
Trustees’ fees	1,166
Miscellaneous	379

Gross expenses	484,921
Less: Waiver from investment manager	(49,090)

Net expenses	435,831

NET INVESTMENT INCOME (LOSS)	401,416

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(628,756)
Net distributions of realized gain received from underlying funds	646

Net realized gain (loss)	(628,110)

Net change in unrealized appreciation (depreciation) on investments in securities	(14,614,652)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(15,242,762)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(14,841,346)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$401,416	$626,738
Net realized gain (loss)	(628,110)	1,356,310
Net change in unrealized appreciation (depreciation)	(14,614,652)	3,852,521

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(14,841,346)	5,835,569

Distributions to shareholders:
Class IB	—	(1,151,554)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 850,332 and 1,917,237 shares, respectively ]	9,597,907	23,679,196
Capital shares issued in reinvestment of dividends and distributions [ 0 and 92,220 shares, respectively ]	—	1,151,554
Capital shares repurchased [ (146,280) and (133,164) shares, respectively ]	(1,696,411)	(1,621,522)

Total Class IB transactions	7,901,496	23,209,228

Class K (b)
Capital shares repurchased [ 0 and (1,016,374) shares, respectively ]	—	(11,987,647)

Total Class K transactions	—	(11,987,647)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	7,901,496	11,221,581

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,939,850)	15,905,596
NET ASSETS:
Beginning of period	81,197,402	65,291,806

End of period	$74,257,552	$81,197,402

(b) After the close of business on March 22, 2021, operations for Class K ceased and shares of seed capital were fully redeemed.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,				February 1, 2019* to December 31, 2019
Class IB			2021		2020
Net asset value, beginning of period	$12.60		$11.69		$11.37		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.06		0.12		0.10		0.20
Net realized and unrealized gain (loss)	(2.27)		0.98		0.32		1.32

Total from investment operations	(2.21)		1.10		0.42		1.52

Less distributions:
Dividends from net investment income	—		(0.09)		(0.09)		(0.12)
Distributions from net realized gains	—		(0.10)		(0.01)		(0.03)

Total dividends and distributions	—		(0.19)		(0.10)		(0.15)

Net asset value, end of period	$10.39		$12.60		$11.69		$11.37

Total return (b)	(17.54)%		9.36%		3.71%		15.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$74,258		$81,197		$53,403		$25,730
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15	%(j)	1.14	%(k)	1.13	%(k)	1.14	%(k)
Before waivers (a)(f)	1.28%		1.29%		1.35%		1.66%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	1.06%		0.96%		0.92%		2.03	%(l)
Before waivers (a)(f)(x)	0.93%		0.81%		0.70%		1.52	%(l)
Portfolio turnover rate^	139	%(z)	87%		134%		56	%(z)

Class K	January 1, 2021 to March 22, 2021‡		Year Ended December 31, 2020		February 1, 2019* to December 31, 2019
Net asset value, beginning of period	$11.70		$11.37		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.12		0.20
Net realized and unrealized gain (loss)	0.09		0.34		1.34

Total from investment operations	0.09		0.46		1.54

Less distributions:
Dividends from net investment income	—		(0.12)		(0.14)
Distributions from net realized gains	—		(0.01)		(0.03)

Total dividends and distributions	—		(0.13)		(0.17)

Net asset value, end of period	$11.79		$11.70		$11.37

Total return (b)	0.77%		4.04%		15.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$11,889		$11,427
Ratio of expenses to average net assets:
After waivers (a)(f)	0.91	%(k)	0.88	%(k)	0.88	%(k)
Before waivers (a)(f)	1.07%		1.11%		1.60%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	0.02%		1.06%		2.05	%(l)
Before waivers (a)(f)(x)	(0.14)%		0.84%		1.34	%(l)
Portfolio turnover rate^	87%		134%		56	%(z)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
#	Per share amount is less than $0.005.
‡	After the close of business on March 22, 2021 operations for Class K ceased and shares were fully redeemed. The shares are no longer operational, but are still registered.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB and 0.95% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolioinvests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	Market Value	% of Net Assets
Exchange Traded Funds	$33,622,125	78.8%
Repurchase Agreement	10,191,251	23.9
U.S. Treasury Obligations	8,704,836	20.4
Investment Companies	2,041,105	4.7
Cash and Other	(11,882,514)	(27.8)

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$829.90	$5.08
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.24	5.60
Class K
Actual	1,000.00	830.10	3.94
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.49	4.35

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.12% and 0.87%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (34.1%)
iShares Core MSCI EAFE ETF	91,259	$5,370,592
iShares Core S&P 500 ETF	13,861	5,255,398
iShares Russell 2000 ETF (x)	9,303	1,575,556
SPDR S&P MidCap 400 ETF Trust (x)	5,666	2,342,834

Total Equity		14,544,380

Fixed Income (44.7%)
iShares iBoxx $ Investment Grade Corporate Bond ETF (x)	86,636	9,532,559
Vanguard Intermediate-Term Corporate Bond ETF (x)	119,285	9,545,186

Total Fixed Income		19,077,745

Total Exchange Traded Funds (78.8%) (Cost $35,808,833)		33,622,125

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (20.4%)
U.S. Treasury Notes
2.250%, 3/31/24	$4,403,000	4,350,623
1.750%, 6/30/24	4,458,000	4,354,213

Total U.S. Treasury Obligations (Cost $8,736,577)		8,704,836

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (4.7%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	2,000,000	2,000,000
JPMorgan Prime Money Market Fund, IM Shares	41,097	41,105

Total Investment Companies		2,041,105

	Principal Amount	Value (Note 1)
Repurchase Agreement (23.9%)
Deutsche Bank Securities, Inc., 1.45%, dated 6/30/22, due 7/1/22, repurchase price $10,191,661, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $10,395,076. (xx)	$10,191,251	10,191,251

Total Short-Term Investments (28.6%) (Cost $12,232,356)		12,232,356

Total Investments in Securities (127.8%) (Cost $56,777,766)		54,559,317
Other Assets Less Liabilities (-27.8%)		(11,882,514)

Net Assets (100%)		$42,676,803

(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $11,952,499. This was collateralized by cash of $12,191,251 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$33,622,125	$—	$—	$33,622,125
Short-Term Investments
Investment Companies	2,041,105	—	—	2,041,105
Repurchase Agreement	—	10,191,251	—	10,191,251
U.S. Treasury Obligations	—	8,704,836	—	8,704,836

Total Assets	$35,663,230	$18,896,087	$—	$54,559,317

Total Liabilities	$—	$—	$—	$—

Total	$35,663,230	$18,896,087	$—	$54,559,317

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$20,547,541
Long-term U.S. government debt securities	20,439,490

$40,987,031

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$25,270,778
Long-term U.S. government debt securities	11,597,129

$36,867,907

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$936,918
Aggregate gross unrealized depreciation	(3,180,216)

Net unrealized depreciation	$(2,243,298)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$56,802,615

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $46,586,515)	$44,368,066
Repurchase Agreements (Cost $10,191,251)	10,191,251
Cash	300,000
Dividends, interest and other receivables	32,696
Receivable for Portfolio shares sold	25,221
Other assets	3,970

Total assets	54,921,204

LIABILITIES
Payable for return of collateral on securities loaned	12,191,251
Investment management fees payable	20,112
Distribution fees payable – Class IB	6,611
Administrative fees payable	4,352
Payable for Portfolio shares redeemed	149
Trustees’ fees payable	34
Accrued expenses	21,892

Total liabilities	12,244,401

NET ASSETS	$42,676,803

Net assets were comprised of:
Paid in capital	$44,365,507
Total distributable earnings (loss)	(1,688,704)

Net assets	$42,676,803

Class IB
Net asset value, offering and redemption price per share, $31,848,818 / 3,022,885 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.54

Class K
Net asset value, offering and redemption price per share, $10,827,985 / 1,025,895 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.55

(x)	Includes value of securities on loan of $11,952,499.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends	$396,021
Interest	45,714

Total income	441,735

EXPENSES
Investment management fees	178,619
Distribution fees – Class IB	41,164
Administrative fees	26,762
Professional fees	25,191
Printing and mailing expenses	8,908
Custodian fees	2,726
Trustees’ fees	687
Miscellaneous	407

Gross expenses	284,464
Less: Waiver from investment manager	(49,492)

Net expenses	234,972

NET INVESTMENT INCOME (LOSS)	206,763

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	415,796
Net distributions of realized gain received from underlying funds	221

Net realized gain (loss)	416,017

Net change in unrealized appreciation (depreciation) on investments in securities	(9,058,141)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(8,642,124)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(8,435,361)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$206,763	$383,053
Net realized gain (loss)	416,017	175,083
Net change in unrealized appreciation (depreciation)	(9,058,141)	3,291,055

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(8,435,361)	3,849,191

Distributions to shareholders:
Class IB	—	(229,441)
Class K	—	(116,710)

Total distributions to shareholders	—	(346,151)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 314,236 and 982,225 shares, respectively ]	3,622,124	12,065,658
Capital shares issued in reinvestment of dividends [ 0 and 18,205 shares, respectively ]	—	229,441
Capital shares repurchased [ (32,735) and (75,228) shares, respectively ]	(376,268)	(917,939)

Total Class IB transactions	3,245,856	11,377,160

Class K
Capital shares issued in reinvestment of dividends [ 0 and 9,256 shares, respectively ]	—	116,710

Total Class K transactions	—	116,710

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,245,856	11,493,870

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,189,505)	14,996,910
NET ASSETS:
Beginning of period	47,866,308	32,869,398

End of period	$42,676,803	$47,866,308

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,				February 1, 2019* to December 31, 2019
			2021		2020
Net asset value, beginning of period	$12.70		$11.60		$11.25		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.05		0.11		0.10		0.22
Net realized and unrealized gain (loss)	(2.21)		1.08		0.34		1.18

Total from investment operations	(2.16)		1.19		0.44		1.40

Less distributions:
Dividends from net investment income	—		(0.09)		(0.09)		(0.15)
Distributions from net realized gains	—		—		—		—	#

Total dividends and distributions	—		(0.09)		(0.09)		(0.15)

Net asset value, end of period	$10.54		$12.70		$11.60		$11.25

Total return (b)	(17.01)%		10.24%		3.94%		14.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$31,849		$34,826		$21,071		$8,546
Ratio of expenses to average net assets:
After waivers (a)(f)	1.12	%(j)	1.11	%(j)	1.11	%(j)	1.10	%(j)
Before waivers (a)(f)	1.34%		1.36%		1.50%		2.08%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	0.87%		0.91%		0.96%		2.21	%(l)
Before waivers (a)(f)(x)	0.65%		0.65%		0.58%		1.20	%(l)
Portfolio turnover rate^	82	%(z)	8%		131%		16	%(z)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,				February 1, 2019* to December 31, 2019
			2021		2020
Net asset value, beginning of period	$12.71		$11.60		$11.25		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.06		0.13		0.12		0.21
Net realized and unrealized gain (loss)	(2.22)		1.09		0.35		1.22

Total from investment operations	(2.16)		1.22		0.47		1.43

Less distributions:
Dividends from net investment income	—		(0.11)		(0.12)		(0.18)
Distributions from net realized gains	—		—		—		—	#

Total dividends and distributions	—		(0.11)		(0.12)		(0.18)

Net asset value, end of period	$10.55		$12.71		$11.60		$11.25

Total return (b)	(16.99)%		10.57%		4.19%		14.33%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,828		$13,040		$11,798		$11,323
Ratio of expenses to average net assets:
After waivers (a)(f)	0.87	%(j)	0.86	%(j)	0.86	%(j)	0.86	%(j)
Before waivers (a)(f)	1.09%		1.12%		1.26%		1.84%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	1.09%		1.08%		1.09%		2.18	%(l)
Before waivers (a)(f)(x)	0.86%		0.82%		0.69%		1.18	%(l)
Portfolio turnover rate^	82	%(z)	8%		131%		16	%(z)

*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB and 0.95% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/CAPITAL GROUP RESEARCH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Information Technology	22.0%
Health Care	12.8
Financials	11.9
Consumer Discretionary	11.0
Communication Services	9.9
Industrials	9.6
Consumer Staples	5.2
Utilities	5.0
Materials	4.0
Energy	3.6
Real Estate	1.6
Investment Company	1.2
Repurchase Agreement	0.7
Cash and Other	1.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IA
Actual	$1,000.00	$768.60	$4.25
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.98	4.86
Class IB
Actual	1,000.00	768.70	4.25
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.98	4.86

* Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratio of 0.97% and 0.97%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.9%)
Entertainment (1.2%)
Netflix, Inc.*	16,833	$2,943,587
Take-Two Interactive Software, Inc.*	25,492	3,123,535

		6,067,122

Interactive Media & Services (5.7%)
Alphabet, Inc., Class C*	6,706	14,669,040
Meta Platforms, Inc., Class A*	66,252	10,683,135
Pinterest, Inc., Class A*	68,732	1,248,173
Snap, Inc., Class A*	106,439	1,397,544

		27,997,892

Media (3.0%)
Charter Communications, Inc., Class A*	20,366	9,542,082
Comcast Corp., Class A	133,122	5,223,707

		14,765,789

Total Communication Services		48,830,803

Consumer Discretionary (11.0%)
Automobiles (0.6%)
General Motors Co.*	88,806	2,820,478

Hotels, Restaurants & Leisure (5.8%)
Aramark	213,532	6,540,485
Chipotle Mexican Grill, Inc.*	6,006	7,851,404
Hilton Grand Vacations, Inc.*	130,838	4,674,842
Norwegian Cruise Line Holdings Ltd. (x)*	363,143	4,038,150
Royal Caribbean Cruises Ltd.*	43,076	1,503,783
Yum! Brands, Inc.	37,240	4,227,112

		28,835,776

Household Durables (0.4%)
DR Horton, Inc.	32,025	2,119,735

Internet & Direct Marketing Retail (1.4%)
Amazon.com, Inc.*	64,980	6,901,526

Multiline Retail (1.8%)
Dollar General Corp.	18,624	4,571,075
Dollar Tree, Inc.*	26,758	4,170,234

		8,741,309

Specialty Retail (0.4%)
Burlington Stores, Inc.*	13,539	1,844,418

Textiles, Apparel & Luxury Goods (0.6%)
NIKE, Inc., Class B	30,539	3,121,086

Total Consumer Discretionary		54,384,328

Consumer Staples (5.2%)
Beverages (2.0%)
Constellation Brands, Inc., Class A	20,205	4,708,978
Molson Coors Beverage Co., Class B	91,969	5,013,230

		9,722,208

Food Products (1.1%)
Kraft Heinz Co. (The)	144,487	5,510,734

Personal Products (0.9%)
Estee Lauder Cos., Inc. (The), Class A	16,394	4,175,060

Tobacco (1.2%)
Philip Morris International, Inc.	62,026	6,124,447

Total Consumer Staples		25,532,449

Energy (3.6%)
Oil, Gas & Consumable Fuels (3.6%)
Chevron Corp.	29,205	4,228,300
ConocoPhillips	119,313	10,715,501
Equitrans Midstream Corp.	411,779	2,618,914

Total Energy		17,562,715

Financials (11.9%)
Banks (3.6%)
JPMorgan Chase & Co.	73,920	8,324,131
SVB Financial Group*	13,733	5,424,398
Western Alliance Bancorp	54,541	3,850,595

		17,599,124

Capital Markets (3.6%)
Brookfield Asset Management, Inc., Class A	91,021	4,047,704
MSCI, Inc.	15,900	6,553,185
Nasdaq, Inc.	27,184	4,146,647
Tradeweb Markets, Inc., Class A	43,600	2,975,700

		17,723,236

Insurance (4.7%)
Aon plc, Class A	35,494	9,572,022
Chubb Ltd.	31,378	6,168,287
Marsh & McLennan Cos., Inc.	47,015	7,299,079

		23,039,388

Total Financials		58,361,748

Health Care (12.8%)
Biotechnology (2.6%)
Regeneron Pharmaceuticals, Inc.*	7,704	4,554,066
Seagen, Inc.*	46,714	8,265,575

		12,819,641

Health Care Equipment & Supplies (1.8%)
Abbott Laboratories	34,237	3,719,850
Edwards Lifesciences Corp.*	53,598	5,096,634

		8,816,484

Health Care Providers & Services (4.0%)
Centene Corp.*	72,015	6,093,189
Elevance Health, Inc.	10,669	5,148,646
UnitedHealth Group, Inc.	16,643	8,548,344

		19,790,179

Life Sciences Tools & Services (2.0%)
Danaher Corp.	25,410	6,441,943
Mettler-Toledo International, Inc.*	3,048	3,501,451

		9,943,394

Pharmaceuticals (2.4%)
Bristol-Myers Squibb Co.	83,588	6,436,276
Pfizer, Inc.	102,550	5,376,696

		11,812,972

Total Health Care		63,182,670

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (9.6%)
Aerospace & Defense (3.2%)
Axon Enterprise, Inc.*	37,461	$3,490,241
Raytheon Technologies Corp.	55,956	5,377,931
TransDigm Group, Inc.*	12,635	6,780,826

		15,648,998

Airlines (0.6%)
United Airlines Holdings, Inc.*	80,814	2,862,432

Building Products (1.8%)
Armstrong World Industries, Inc.	61,849	4,636,201
Carrier Global Corp.	116,990	4,171,864

		8,808,065

Commercial Services & Supplies (0.9%)
Waste Connections, Inc.	36,974	4,583,297

Construction & Engineering (0.9%)
Arcosa, Inc.	96,279	4,470,234

Electrical Equipment (0.8%)
AMETEK, Inc.	36,469	4,007,578

Professional Services (0.6%)
Dun & Bradstreet Holdings, Inc.*	189,738	2,851,762

Road & Rail (0.8%)
Saia, Inc.*	21,191	3,983,908

Total Industrials		47,216,274

Information Technology (22.0%)
Electronic Equipment, Instruments & Components (1.2%)
Trimble, Inc.*	100,011	5,823,640

IT Services (4.3%)
Block, Inc., Class A*	27,980	1,719,651
GoDaddy, Inc., Class A*	39,172	2,724,804
Mastercard, Inc., Class A	28,762	9,073,836
Toast, Inc., Class A*	80,947	1,047,454
Visa, Inc., Class A	34,391	6,771,244

		21,336,989

Semiconductors & Semiconductor Equipment (8.3%)
ASML Holding NV (Registered) (NYRS)	22,118	10,525,514
Broadcom, Inc.	17,970	8,730,006
Enphase Energy, Inc.*	11,319	2,209,922
Lam Research Corp.	12,776	5,444,492
Micron Technology, Inc.	174,567	9,650,064
Wolfspeed, Inc.*	63,212	4,010,801

		40,570,799

Software (6.9%)
Adobe, Inc.*	7,836	2,868,446
Bill.com Holdings, Inc.*	29,882	3,285,227
Ceridian HCM Holding, Inc.*	75,281	3,544,229
DocuSign, Inc.*	34,556	1,982,823
Microsoft Corp.	65,744	16,885,032
ServiceNow, Inc.*	11,228	5,339,139

		33,904,896

Technology Hardware, Storage & Peripherals (1.3%)
Apple, Inc.	47,096	6,438,965

Total Information Technology		108,075,289

Materials (4.0%)
Chemicals (2.0%)
Linde plc	22,679	6,520,893
Sherwin-Williams Co. (The)	15,988	3,579,873

		10,100,766

Metals & Mining (2.0%)
Allegheny Technologies, Inc.*	428,262	9,725,830

Total Materials		19,826,596

Real Estate (1.6%)
Equity Real Estate Investment Trusts (REITs) (1.6%)
Crown Castle International Corp. (REIT)	20,932	3,524,530
Equinix, Inc. (REIT)	6,652	4,370,497

Total Real Estate		7,895,027

Utilities (5.0%)
Electric Utilities (2.1%)
Edison International	63,525	4,017,321
PG&E Corp.*	656,466	6,551,531

		10,568,852

Independent Power and Renewable Electricity Producers (1.3%)
AES Corp. (The)	298,933	6,280,582

Multi-Utilities (1.6%)
CenterPoint Energy, Inc.	260,987	7,719,995

Total Utilities		24,569,429

Total Common Stocks (96.6%) (Cost $345,970,392)		475,437,328

SHORT-TERM INVESTMENTS:
Investment Company (1.2%)
JPMorgan Prime Money Market Fund, IM Shares	6,023,066	6,024,270

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.7%)
Deutsche Bank Securities, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $3,097,713, collateralized by various U.S. Government Agency Securities, ranging from 2.000%-4.000%, maturing 1/1/45-4/1/52; total market value $3,159,536. (xx)	$3,097,584	3,097,584

Total Short-Term Investments (1.9%) (Cost $9,121,854)		9,121,854

Total Investments in Securities (98.5%) (Cost $355,092,246)		484,559,182
Other Assets Less Liabilities (1.5%)		7,486,188

Net Assets (100%)		$492,045,370

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $2,870,428. This was collateralized by cash of $3,097,584 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

NYRS	— New York Registry Shares

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$48,830,803	$—	$—	$48,830,803
Consumer Discretionary	54,384,328	—	—	54,384,328
Consumer Staples	25,532,449	—	—	25,532,449
Energy	17,562,715	—	—	17,562,715
Financials	58,361,748	—	—	58,361,748
Health Care	63,182,670	—	—	63,182,670
Industrials	47,216,274	—	—	47,216,274
Information Technology	108,075,289	—	—	108,075,289
Materials	19,826,596	—	—	19,826,596
Real Estate	7,895,027	—	—	7,895,027
Utilities	24,569,429	—	—	24,569,429
Short-Term Investments
Investment Company	6,024,270	—	—	6,024,270
Repurchase Agreement	—	3,097,584	—	3,097,584

Total Assets	$481,461,598	$3,097,584	$—	$484,559,182

Total Liabilities	$—	$—	$—	$—

Total	$481,461,598	$3,097,584	$—	$484,559,182

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$82,476,261
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$104,455,901

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$174,171,952
Aggregate gross unrealized depreciation	(44,569,991)

Net unrealized appreciation	$129,601,961

Federal income tax cost of investments in securities and derivative instruments, if applicable	$354,957,221

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $351,994,662)	$481,461,598
Repurchase Agreements (Cost $3,097,584)	3,097,584
Cash	11,312,000
Dividends, interest and other receivables	286,397
Receivable for securities sold	31,854
Receivable for Portfolio shares sold	24,262
Securities lending income receivable	981
Other assets	6,047

Total assets	496,220,723

LIABILITIES
Payable for return of collateral on securities loaned	3,097,584
Payable for securities purchased	501,284
Investment management fees payable	249,107
Payable for Portfolio shares redeemed	90,483
Distribution fees payable – Class IB	89,618
Administrative fees payable	38,813
Distribution fees payable – Class IA	15,471
Trustees’ fees payable	1,837
Accrued expenses	91,156

Total liabilities	4,175,353

NET ASSETS	$492,045,370

Net assets were comprised of:
Paid in capital	$307,944,724
Total distributable earnings (loss)	184,100,646

Net assets	$492,045,370

Class IA
Net asset value, offering and redemption price per share, $72,378,654 / 2,634,717 shares outstanding (unlimited amount authorized: $0.01 par value)	$27.47

Class IB
Net asset value, offering and redemption price per share, $419,666,716 / 15,252,197 shares outstanding (unlimited amount authorized: $0.01 par value)	$27.52

(x)	Includes value of securities on loan of $2,870,428.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (net of $20,952 foreign withholding tax)	$2,819,918
Interest	7,667
Securities lending (net)	16,193

Total income	2,843,778

EXPENSES
Investment management fees	1,850,038
Distribution fees – Class IB	606,558
Administrative fees	260,415
Distribution fees – Class IA	104,994
Professional fees	31,218
Custodian fees	17,257
Printing and mailing expenses	16,969
Trustees’ fees	9,020
Miscellaneous	6,043

Gross expenses	2,902,512
Less: Waiver from investment manager	(145,585)

Net expenses	2,756,927

NET INVESTMENT INCOME (LOSS)	86,851

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	30,989,942
Net change in unrealized appreciation (depreciation) on investments in securities	(181,744,258)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(150,754,316)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(150,667,465)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$86,851	$(679,653)
Net realized gain (loss)	30,989,942	52,702,642
Net change in unrealized appreciation (depreciation)	(181,744,258)	77,189,086

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(150,667,465)	129,212,075

Distributions to shareholders:
Class IA	—	(4,617,169)
Class IB	—	(26,449,238)

Total distributions to shareholders	—	(31,066,407)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 21,992 and 209,688 shares, respectively ]	685,694	6,822,758
Capital shares issued in reinvestment of dividends and distributions [ 0 and 131,793 shares, respectively ]	—	4,617,169
Capital shares repurchased [ (128,282) and (435,898) shares, respectively ]	(4,045,950)	(15,030,672)

Total Class IA transactions	(3,360,256)	(3,590,745)

Class IB
Capital shares sold [ 216,572 and 518,407 shares, respectively ]	6,798,442	17,589,919
Capital shares issued in reinvestment of dividends and distributions [ 0 and 753,770 shares, respectively ]	—	26,449,238
Capital shares repurchased [ (683,016) and (1,695,186) shares, respectively ]	(21,379,911)	(57,504,174)

Total Class IB transactions	(14,581,469)	(13,465,017)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(17,941,725)	(17,055,762)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(168,609,190)	81,089,906
NET ASSETS:
Beginning of period	660,654,560	579,564,654

End of period	$492,045,370	$660,654,560

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IA			2021	2020	2019		2018	2017
Net asset value, beginning of period	$35.74		$30.50	$26.18	$22.27		$26.69	$22.66

Income (loss) from investment operations:
Net investment income (loss) (e)	—	#	(0.04)	0.01	0.17	(2)	0.14	0.16	(1)
Net realized and unrealized gain (loss)	(8.27)		7.03	6.03	7.06		(1.20)	5.58

Total from investment operations	(8.27)		6.99	6.04	7.23		(1.06)	5.74

Less distributions:
Dividends from net investment income	—		—	(0.03)	(0.15)		(0.16)	(0.16)
Distributions from net realized gains	—		(1.75)	(1.69)	(3.17)		(3.20)	(1.55)

Total dividends and distributions	—		(1.75)	(1.72)	(3.32)		(3.36)	(1.71)

Net asset value, end of period	$27.47		$35.74	$30.50	$26.18		$22.27	$26.69

Total return (b)	(23.14)%		23.07%	23.26%	32.89%		(4.81)%	25.39	%(dd)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$72,379		$97,965	$86,482	$41,519		$37,013	$42,155
Ratio of expenses to average net assets:
After waivers (a)(f)	0.97%		0.97%	0.97%	0.97%		0.97%	0.97%
Before waivers (a)(f)	1.02%		1.02%	1.03%	1.03%		1.04%	1.04%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.03%		(0.11)%	0.05%	0.66	%(aa)	0.52%	0.61	%(ee)
Before waivers (a)(f)	(0.02)%		(0.15)%	(0.01)%	0.59	%(aa)	0.45%	0.54	%(ee)
Portfolio turnover rate^	14	%(z)	20%	42%	32%		31%	28%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021	2020	2019		2018	2017
Net asset value, beginning of period	$35.80		$30.55	$26.22	$22.30		$26.72	$22.68

Income (loss) from investment operations:
Net investment income (loss) (e)	—	#	(0.04)	0.02	0.17	(2)	0.14	0.16	(1)
Net realized and unrealized gain (loss)	(8.28)		7.04	6.03	7.07		(1.20)	5.59

Total from investment operations	(8.28)		7.00	6.05	7.24		(1.06)	5.75

Less distributions:
Dividends from net investment income	—		—	(0.03)	(0.15)		(0.16)	(0.16)
Distributions from net realized gains	—		(1.75)	(1.69)	(3.17)		(3.20)	(1.55)

Total dividends and distributions	—		(1.75)	(1.72)	(3.32)		(3.36)	(1.71)

Net asset value, end of period	$27.52		$35.80	$30.55	$26.22		$22.30	$26.72

Total return (b)	(23.13)%		23.06%	23.26%	32.89%		(4.81)%	25.41	%(dd)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$419,667		$562,690	$493,082	$381,178		$316,075	$359,765
Ratio of expenses to average net assets:
After waivers (a)(f)	0.97%		0.97%	0.97%	0.97%		0.97%	0.97%
Before waivers (a)(f)	1.02%		1.02%	1.03%	1.03%		1.04%	1.04%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.03%		(0.11)%	0.06%	0.66	%(aa)	0.52%	0.60	%(ee)
Before waivers (a)(f)	(0.02)%		(0.15)%	— %‡‡	0.59	%(aa)	0.45%	0.54	%(ee)
Portfolio turnover rate^	14	%(z)	20%	42%	32%		31%	28%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	January 1, 2020 to June 7, 2020‡	Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value, beginning of period	$26.11	$22.21		$26.64	$22.61

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.24	(2)	0.21	0.22	(1)
Net realized and unrealized gain (loss)	0.95	7.05		(1.21)	5.58

Total from investment operations	1.00	7.29		(1.00)	5.80

Less distributions:
Dividends from net investment income	—	(0.22)		(0.23)	(0.22)
Distributions from net realized gains	—	(3.17)		(3.20)	(1.55)

Total dividends and distributions	—	(3.39)		(3.43)	(1.77)

Net asset value, end of period	$27.11	$26.11		$22.21	$26.64

Total return (b)	3.79%	33.24%		(4.61)%	25.74	%(dd)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—	$6,424		$4,285	$4,081
Ratio of expenses to average net assets:
After waivers (a)(f)	0.72%	0.72%		0.72%	0.72%
Before waivers (a)(f)	0.79%	0.79%		0.79%	0.79%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.44%	0.91	%(aa)	0.77%	0.85	%(ee)
Before waivers (a)(f)	0.37%	0.84	%(aa)	0.71%	0.79	%(ee)
Portfolio turnover rate^	42%	32%		31%	28%
‡	After the close of business on June 7, 2020 operations for Class K ceased and shares were fully redeemed. The shares are no longer operational, but are still registered.
#	Per share amount is less than $0.005.
‡‡	Amount is less than 0.005%.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.11, $0.11 and $0.17 for Class IA, Class IB and Class K, respectively.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.12, $0.12 and $0.19 for Class IA, IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.19% lower.
(dd)	Includes a litigation payment. Without this payment, the total return would have been 25.25% for Class IA, 25.27% for Class IB and 25.55% for Class K.
(ee)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.18% lower.

See Notes to Financial Statements.

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Information Technology	39.2%
Health Care	18.3
Consumer Discretionary	14.9
Industrials	10.2
Communication Services	7.4
Financials	2.8
Consumer Staples	2.6
Real Estate	1.8
Materials	1.1
Repurchase Agreement	0.4
Cash and Other	1.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IA
Actual	$1,000.00	$678.30	$4.16
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class IB
Actual	1,000.00	679.00	4.16
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class K
Actual	1,000.00	679.50	3.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.00%, 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.4%)
Entertainment (3.7%)
Netflix, Inc.*	25,700	$4,494,159
Sea Ltd. (ADR)*	42,770	2,859,602
Walt Disney Co. (The)*	42,852	4,045,229

		11,398,990

Interactive Media & Services (3.7%)
Meta Platforms, Inc., Class A*	72,503	11,691,109

Total Communication Services		23,090,099

Consumer Discretionary (14.9%)
Auto Components (1.3%)
Aptiv plc*	45,999	4,097,131

Internet & Direct Marketing Retail (8.3%)
Amazon.com, Inc.*	243,520	25,864,260

Specialty Retail (3.3%)
Advance Auto Parts, Inc.	28,990	5,017,879
Tractor Supply Co.	28,120	5,451,062

		10,468,941

Textiles, Apparel & Luxury Goods (2.0%)
NIKE, Inc., Class B	60,600	6,193,320

Total Consumer Discretionary		46,623,652

Consumer Staples (2.6%)
Beverages (2.6%)
Monster Beverage Corp.*	90,360	8,376,372

Total Consumer Staples		8,376,372

Financials (2.8%)
Capital Markets (2.8%)
S&P Global, Inc.	26,032	8,774,346

Total Financials		8,774,346

Health Care (18.3%)
Health Care Equipment & Supplies (6.7%)
Alcon, Inc.	86,130	6,019,626
Dexcom, Inc.*	57,600	4,292,928
Intuitive Surgical, Inc.*	23,200	4,656,472
Stryker Corp.	30,100	5,987,793

		20,956,819

Health Care Providers & Services (7.7%)
CVS Health Corp.	73,900	6,847,574
UnitedHealth Group, Inc.	33,645	17,281,081

		24,128,655

Life Sciences Tools & Services (3.9%)
Thermo Fisher Scientific, Inc.	22,297	12,113,514

Total Health Care		57,198,988

Industrials (10.2%)
Air Freight & Logistics (3.4%)
United Parcel Service, Inc., Class B	57,848	10,559,574

Electrical Equipment (2.0%)
Eaton Corp. plc	50,760	6,395,252

Industrial Conglomerates (1.2%)
Honeywell International, Inc.	20,800	3,615,248

Road & Rail (1.1%)
Uber Technologies, Inc.*	168,780	3,453,239

Trading Companies & Distributors (2.5%)
WW Grainger, Inc.	17,440	7,925,259

Total Industrials		31,948,572

Information Technology (39.2%)
IT Services (7.9%)
Fidelity National Information Services, Inc.	36,990	3,390,874
PayPal Holdings, Inc.*	67,300	4,700,232
Visa, Inc., Class A	85,461	16,826,416

		24,917,522

Semiconductors & Semiconductor Equipment (5.5%)
ASML Holding NV (Registered) (NYRS)	7,940	3,778,487
Intel Corp.	81,700	3,056,397
NVIDIA Corp.	68,140	10,329,343

		17,164,227

Software (21.0%)
Adobe, Inc.*	20,329	7,441,634
Atlassian Corp. plc, Class A*	25,970	4,866,778
Microsoft Corp.	91,927	23,609,611
Palo Alto Networks, Inc.*	21,350	10,545,619
Salesforce, Inc.*	51,560	8,509,462
Splunk, Inc.*	49,195	4,351,790
UiPath, Inc., Class A*	66,532	1,210,217
Unity Software, Inc. (x)*	35,100	1,292,382
Workday, Inc., Class A*	27,290	3,809,138

		65,636,631

Technology Hardware, Storage & Peripherals (4.8%)
Apple, Inc.	109,034	14,907,128

Total Information Technology		122,625,508

Materials (1.1%)
Chemicals (1.1%)
Sherwin-Williams Co. (The)	15,200	3,403,432

Total Materials		3,403,432

Real Estate (1.8%)
Equity Real Estate Investment Trusts (REITs) (1.8%)
Equinix, Inc. (REIT)	8,600	5,650,372

Total Real Estate		5,650,372

Total Common Stocks (98.3%) (Cost $221,099,724)		307,691,341

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (0.4%)
Deutsche Bank Securities, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $1,279,100, collateralized by various U.S. Government Agency Securities, ranging from 2.000%-4.000%, maturing 1/1/45-4/1/52; total market value $1,304,628. (xx)	$1,279,047	$1,279,047

Total Short-Term Investment (0.4%) (Cost $1,279,047)		1,279,047

Total Investments in Securities (98.7%) (Cost $222,378,771)		308,970,388
Other Assets Less Liabilities (1.3%)		3,928,935

Net Assets (100%)		$312,899,323

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $1,163,144. This was collateralized by cash of $1,279,047 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
NYRS	— New York Registry Shares

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$23,090,099	$—	$—	$23,090,099
Consumer Discretionary	46,623,652	—	—	46,623,652
Consumer Staples	8,376,372	—	—	8,376,372
Financials	8,774,346	—	—	8,774,346
Health Care	57,198,988	—	—	57,198,988
Industrials	31,948,572	—	—	31,948,572
Information Technology	122,625,508	—	—	122,625,508
Materials	3,403,432	—	—	3,403,432
Real Estate	5,650,372	—	—	5,650,372
Short-Term Investment
Repurchase Agreement	—	1,279,047	—	1,279,047

Total Assets	$307,691,341	$1,279,047	$—	$308,970,388

Total Liabilities	$—	$—	$—	$—

Total	$307,691,341	$1,279,047	$—	$308,970,388

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$64,211,249
six months
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$79,588,335

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$135,791,026
Aggregate gross unrealized depreciation	(49,254,267)

Net unrealized appreciation	$86,536,759

Federal income tax cost of investments in securities and derivative instruments, if applicable	$222,433,629

For the six months ended June 30, 2022, the Portfolio incurred approximately $1,337 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $221,099,724)	$307,691,341
Repurchase Agreements (Cost $1,279,047)	1,279,047
Cash	3,890,850
Receivable for securities sold	1,448,097
Dividends, interest and other receivables	108,360
Receivable for Portfolio shares sold	96,827
Securities lending income receivable	93
Other assets	3,878

Total assets	314,518,493

LIABILITIES
Payable for return of collateral on securities loaned	1,279,047
Investment management fees payable	162,200
Payable for Portfolio shares redeemed	63,304
Distribution fees payable – Class IB	63,142
Administrative fees payable	24,640
Distribution fees payable – Class IA	2,518
Accrued expenses	24,319

Total liabilities	1,619,170

NET ASSETS	$312,899,323

Net assets were comprised of:
Paid in capital	$181,250,615
Total distributable earnings (loss)	131,648,708

Net assets	$312,899,323

Class IA
Net asset value, offering and redemption price per share, $11,727,107 / 928,186 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.63

Class IB
Net asset value, offering and redemption price per share, $296,250,123 / 24,490,860 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.10

Class K
Net asset value, offering and redemption price per share, $4,922,093 / 380,625 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.93

(x)	Includes value of securities on loan of $1,163,144.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (net of $10,127 foreign withholding tax)	$1,211,228
Interest	7,453
Securities lending (net)	5,169

Total income	1,223,850

EXPENSES
Investment management fees	1,242,042
Distribution fees – Class IB	451,781
Administrative fees	174,782
Professional fees	28,124
Distribution fees – Class IA	18,083
Printing and mailing expenses	15,384
Custodian fees	13,751
Trustees’ fees	6,236
Miscellaneous	4,293

Gross expenses	1,954,476
Less: Waiver from investment manager	(55,525)

Net expenses	1,898,951

NET INVESTMENT INCOME (LOSS)	(675,101)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	31,034,402
Net change in unrealized appreciation (depreciation) on investments in securities	(182,360,764)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(151,326,362)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(152,001,463)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(675,101)	$(1,796,238)
Net realized gain (loss)	31,034,402	43,128,079
Net change in unrealized appreciation (depreciation)	(182,360,764)	47,961,468

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(152,001,463)	89,293,309

Distributions to shareholders:
Class IA	—	(1,103,083)
Class IB	—	(28,820,421)
Class K	—	(482,900)

Total distributions to shareholders	—	(30,406,404)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 27,715 and 43,578 shares, respectively ]	397,412	764,332
Capital shares issued in reinvestment of distributions [ 0 and 59,772 shares, respectively ]	—	1,103,083
Capital shares repurchased [ (78,540) and (78,252) shares, respectively ]	(1,138,819)	(1,364,647)

Total Class IA transactions	(741,407)	502,768

Class IB
Capital shares sold [ 714,178 and 1,260,865 shares, respectively ]	10,449,670	21,429,256
Capital shares issued in reinvestment of distributions [ 0 and 1,630,616 shares, respectively ]	—	28,820,421
Capital shares repurchased [ (1,755,339) and (3,524,997) shares, respectively ]	(25,542,898)	(60,013,756)

Total Class IB transactions	(15,093,228)	(9,764,079)

Class K
Capital shares sold [ 18,392 and 50,396 shares, respectively ]	300,414	885,207
Capital shares issued in reinvestment of distributions [ 0 and 25,606 shares, respectively ]	—	482,900
Capital shares repurchased [ (67,578) and (97,723) shares, respectively ]	(1,051,305)	(1,684,602)

Total Class K transactions	(750,891)	(316,495)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(16,585,526)	(9,577,806)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(168,586,989)	49,309,099
NET ASSETS:
Beginning of period	481,486,312	432,177,213

End of period	$312,899,323	$481,486,312

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IA			2021	2020		2019	2018		2017
Net asset value, beginning of period	$18.62		$16.29	$13.51		$10.89	$11.95		$10.77

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.03)		(0.07)	(0.03	)(2)	— #	0.02	(1)	0.01
Net realized and unrealized gain (loss)	(5.96)		3.59	4.17		3.45	0.01		2.65

Total from investment operations	(5.99)		3.52	4.14		3.45	0.03		2.66

Less distributions:
Dividends from net investment income	—		—	—		— #	(0.02)		(0.01)
Distributions from net realized gains	—		(1.19)	(1.36)		(0.83)	(1.07)		(1.47)

Total dividends and distributions	—		(1.19)	(1.36)		(0.83)	(1.09)		(1.48)

Net asset value, end of period	$12.63		$18.62	$16.29		$13.51	$10.89		$11.95

Total return (b)	(32.17)%		21.73%	30.91%		31.99%	(0.38)%		25.59%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,727		$18,226	$15,538		$13,833	$11,286		$12,084
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%		1.00%	1.03%		1.04%	1.04%		1.04%
Before waivers (a)(f)	1.03%		1.02%	1.04%		1.04%	1.04%		1.04%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.36)%		(0.40)%	(0.18	)%(bb)	0.02%	0.18	%(aa)	0.08%
Before waivers (a)(f)	(0.39)%		(0.42)%	(0.19	)%(bb)	0.02%	0.18	%(aa)	0.08%
Portfolio turnover rate^	17	%(z)	16%	20%		20%	18%		16%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021	2020		2019	2018		2017
Net asset value, beginning of period	$17.82		$15.64	$13.02		$10.52	$11.57		$10.47

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.03)		(0.07)	(0.03	)(2)	— #	0.02	(1)	0.01
Net realized and unrealized gain (loss)	(5.69)		3.44	4.01		3.33	0.02		2.57

Total from investment operations	(5.72)		3.37	3.98		3.33	0.04		2.58

Less distributions:
Dividends from net investment income	—		—	—		— #	(0.02)		(0.01)
Distributions from net realized gains	—		(1.19)	(1.36)		(0.83)	(1.07)		(1.47)

Total dividends and distributions	—		(1.19)	(1.36)		(0.83)	(1.09)		(1.48)

Net asset value, end of period	$12.10		$17.82	$15.64		$13.02	$10.52		$11.57

Total return (b)	(32.10)%		21.67%	30.85%		31.98%	(0.30)%		25.56%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$296,250		$455,081	$409,150		$359,458	$304,627		$343,495
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%		1.00%	1.03%		1.04%	1.04%		1.04%
Before waivers (a)(f)	1.03%		1.02%	1.03%		1.04%	1.04%		1.04%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.36)%		(0.40)%	(0.19	)%(bb)	0.02%	0.17	%(aa)	0.07%
Before waivers (a)(f)	(0.39)%		(0.42)%	(0.19	)%(bb)	0.02%	0.17	%(aa)	0.07%
Portfolio turnover rate^	17	%(z)	16%	20%		20%	18%		16%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021	2020		2019	2018		2017
Net asset value, beginning of period	$19.03		$16.59	$13.71		$11.04	$12.09		$10.88

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)		(0.03)	0.01	(2)	0.04	0.06	(1)	0.04
Net realized and unrealized gain (loss)	(6.09)		3.66	4.23		3.49	0.01		2.68

Total from investment operations	(6.10)		3.63	4.24		3.53	0.07		2.72

Less distributions:
Dividends from net investment income	—		—	—		(0.03)	(0.05)		(0.04)
Distributions from net realized gains	—		(1.19)	(1.36)		(0.83)	(1.07)		(1.47)

Total dividends and distributions	—		(1.19)	(1.36)		(0.86)	(1.12)		(1.51)

Net asset value, end of period	$12.93		$19.03	$16.59		$13.71	$11.04		$12.09

Total return (b)	(32.05)%		22.00%	31.19%		32.30%	(0.03)%		25.87%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,922		$8,180	$7,490		$9,641	$7,588		$7,820
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75%		0.75%	0.78%		0.79%	0.79%		0.79%
Before waivers (a)(f)	0.78%		0.77%	0.78%		0.79%	0.79%		0.79%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.11)%		(0.15)%	0.07	%(bb)	0.27%	0.44	%(aa)	0.32%
Before waivers (a)(f)	(0.14)%		(0.17)%	0.07	%(bb)	0.27%	0.44	%(aa)	0.32%
Portfolio turnover rate^	17	%(z)	16%	20%		20%	18%		16%

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.03), $(0.03) and $0.00# for Class IA, Class IB and Class K, respectively.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.01, $0.01 and $0.04 for Class IA, Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.12% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.05% lower.

See Notes to Financial Statements.

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Information Technology	23.1%
Investment Companies	12.5
Health Care	11.9
Industrials	10.3
Consumer Discretionary	8.9
Financials	8.5
Consumer Staples	7.3
Communication Services	5.0
Real Estate	4.1
Energy	3.9
Repurchase Agreements	2.2
Materials	1.6
Utilities	1.3
Exchange Traded Fund	1.0
Cash and Other	(1.6)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IA
Actual	$1,000.00	$718.50	$4.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class IB
Actual	1,000.00	719.00	4.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class K
Actual	1,000.00	720.30	3.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.05%, 1.05% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.0%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.	58,046	$1,216,644
Lumen Technologies, Inc.	7,550	82,370
Verizon Communications, Inc.	34,050	1,728,038

		3,027,052

Entertainment (1.1%)
Activision Blizzard, Inc.	6,393	497,759
Electronic Arts, Inc.	2,266	275,659
Endeavor Group Holdings, Inc., Class A*	147,590	3,034,450
Live Nation Entertainment, Inc.*	1,123	92,737
Netflix, Inc.*	3,585	626,909
Take-Two Interactive Software, Inc.*	1,269	155,491
Walt Disney Co. (The)*	14,781	1,395,327
Warner Bros Discovery, Inc.*	17,989	241,412

		6,319,744

Interactive Media & Services (2.9%)
Alphabet, Inc., Class A*	2,436	5,308,677
Alphabet, Inc., Class C*	2,234	4,886,763
Match Group, Inc.*	64,576	4,500,302
Meta Platforms, Inc., Class A*	18,580	2,996,025
Twitter, Inc.*	6,179	231,033

		17,922,800

Media (0.4%)
Charter Communications, Inc., Class A*	938	439,481
Comcast Corp., Class A	36,216	1,421,116
DISH Network Corp., Class A*	1,923	34,479
Fox Corp., Class A	2,508	80,657
Fox Corp., Class B	1,130	33,561
Interpublic Group of Cos., Inc. (The)	3,368	92,721
News Corp., Class A	3,272	50,978
News Corp., Class B	1,247	19,815
Omnicom Group, Inc.	1,687	107,310
Paramount Global, Class B	4,879	120,414
Tribune Co. Litigation, Class 1C (r)*	24,151	—

		2,400,532

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	4,803	646,196

Total Communication Services		30,316,324

Consumer Discretionary (8.8%)
Auto Components (0.3%)
Aptiv plc*	2,179	194,083
BorgWarner, Inc.	1,826	60,934
Fox Factory Holding Corp.*	23,970	1,930,544

		2,185,561

Automobiles (1.4%)
Ford Motor Co.	32,410	360,724
General Motors Co.*	11,970	380,167
Tesla, Inc.*	11,398	7,675,641

		8,416,532

Distributors (0.1%)
Genuine Parts Co.	1,142	151,886
LKQ Corp.	2,108	103,482
Pool Corp.	319	112,042

		367,410

Hotels, Restaurants & Leisure (1.5%)
Booking Holdings, Inc.*	328	573,669
Caesars Entertainment, Inc.*	1,696	64,957
Carnival Corp. (x)*	6,753	58,413
Chipotle Mexican Grill, Inc.*	227	296,748
Darden Restaurants, Inc.	1,031	116,627
Domino’s Pizza, Inc.	289	112,626
Expedia Group, Inc.*	40,450	3,835,873
Hilton Worldwide Holdings, Inc.	2,250	250,740
Las Vegas Sands Corp.*	2,671	89,719
Marriott International, Inc., Class A	2,260	307,383
McDonald’s Corp.	5,991	1,479,058
MGM Resorts International	2,865	82,942
Norwegian Cruise Line Holdings Ltd. (x)*	3,846	42,767
Penn National Gaming, Inc.*	1,287	39,150
Royal Caribbean Cruises Ltd.*	1,778	62,070
Six Flags Entertainment Corp.*	26,200	568,540
Starbucks Corp.	9,288	709,510
Wynn Resorts Ltd.*	923	52,593
Yum! Brands, Inc.	2,333	264,819

		9,008,204

Household Durables (0.1%)
DR Horton, Inc.	2,604	172,359
Garmin Ltd.	1,286	126,350
Lennar Corp., Class A	2,121	149,679
Mohawk Industries, Inc.*	430	53,359
Newell Brands, Inc.	2,886	54,949
NVR, Inc.*	24	96,099
PulteGroup, Inc.	1,815	71,928
Whirlpool Corp.	437	67,678

		792,401

Internet & Direct Marketing Retail (2.3%)
Amazon.com, Inc.*	70,883	7,528,483
eBay, Inc.	4,535	188,974
Etsy, Inc.*	7,544	552,296
Global-e Online Ltd. (x)*	45,500	917,735
Klaviyo, Inc. (r)*	20,574	322,851
MercadoLibre, Inc.*	6,845	4,359,375

		13,869,714

Leisure Products (0.0%)†
Hasbro, Inc.	1,093	89,495

Multiline Retail (0.2%)
Dollar General Corp.	1,837	450,873
Dollar Tree, Inc.*	1,816	283,024
Target Corp.	3,746	529,047

		1,262,944

Specialty Retail (2.3%)
Advance Auto Parts, Inc.	466	80,660
AutoZone, Inc.*	161	346,008
Bath & Body Works, Inc.	1,816	48,887
Best Buy Co., Inc.	1,607	104,760
Burlington Stores, Inc.*	30,800	4,195,884
CarMax, Inc.*	1,289	116,629

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Home Depot, Inc. (The)	8,371	$2,295,914
Lowe’s Cos., Inc.	31,596	5,518,873
O’Reilly Automotive, Inc.*	531	335,465
Ross Stores, Inc.	2,853	200,366
TJX Cos., Inc. (The)	9,497	530,408
Tractor Supply Co.	919	178,148
Ulta Beauty, Inc.*	418	161,131

		14,113,133

Textiles, Apparel & Luxury Goods (0.6%)
Crocs, Inc.*	50,380	2,451,995
NIKE, Inc., Class B	10,235	1,046,017
PVH Corp.	560	31,864
Ralph Lauren Corp.	420	37,653
Tapestry, Inc.	2,104	64,214
VF Corp.	2,559	113,031

		3,744,774

Total Consumer Discretionary		53,850,168

Consumer Staples (7.3%)
Beverages (3.2%)
Brown-Forman Corp., Class B	1,426	100,048
Coca-Cola Co. (The)	31,606	1,988,333
Constellation Brands, Inc., Class A	28,457	6,632,188
Keurig Dr Pepper, Inc.	5,976	211,491
Molson Coors Beverage Co., Class B	1,459	79,530
Monster Beverage Corp.*	95,640	8,865,828
PepsiCo, Inc.	11,219	1,869,759

		19,747,177

Food & Staples Retailing (2.4%)
Casey’s General Stores, Inc.	22,760	4,210,145
Costco Wholesale Corp.	3,597	1,723,970
Kroger Co. (The)	5,249	248,435
Performance Food Group Co.*	149,390	6,868,952
Sysco Corp.	4,097	347,057
Walgreens Boots Alliance, Inc.	5,785	219,252
Walmart, Inc.	11,357	1,380,784

		14,998,595

Food Products (0.5%)
Archer-Daniels-Midland Co.	4,612	357,891
Campbell Soup Co.	1,711	82,214
Conagra Brands, Inc.	3,800	130,112
General Mills, Inc.	4,870	367,441
Hershey Co. (The)	1,206	259,483
Hormel Foods Corp.	2,210	104,666
J M Smucker Co. (The)	855	109,449
Kellogg Co.	2,119	151,169
Kraft Heinz Co. (The)	5,682	216,711
Lamb Weston Holdings, Inc.	1,248	89,182
McCormick & Co., Inc. (Non-Voting)	2,075	172,744
Mondelez International, Inc., Class A	11,210	696,029
Tyson Foods, Inc., Class A	2,355	202,671

		2,939,762

Household Products (0.7%)
Church & Dwight Co., Inc.	1,984	183,838
Clorox Co. (The)	1,029	145,068
Colgate-Palmolive Co.	6,805	545,353
Kimberly-Clark Corp.	2,719	367,473
Procter & Gamble Co. (The)	19,436	2,794,702

		4,036,434

Personal Products (0.2%)
Coty, Inc., Class A*	104,900	840,249
Estee Lauder Cos., Inc. (The), Class A	1,877	478,016

		1,318,265

Tobacco (0.3%)
Altria Group, Inc.	14,721	614,896
Philip Morris International, Inc.	12,592	1,243,334

		1,858,230

Total Consumer Staples		44,898,463

Energy (3.9%)
Energy Equipment & Services (0.4%)
Baker Hughes Co.	58,877	1,699,779
Halliburton Co.	7,432	233,067
Schlumberger NV	11,505	411,419

		2,344,265

Oil, Gas & Consumable Fuels (3.5%)
APA Corp.	2,705	94,405
Chesapeake Energy Corp. (x)	25,473	2,065,860
Chevron Corp.	15,917	2,304,463
ConocoPhillips	10,445	938,066
Coterra Energy, Inc.	6,505	167,764
Devon Energy Corp.	4,972	274,007
Diamondback Energy, Inc.	1,323	160,281
EOG Resources, Inc.	4,783	528,235
Exxon Mobil Corp.	34,101	2,920,410
Hess Corp.	2,226	235,822
Kinder Morgan, Inc.	15,745	263,886
Marathon Oil Corp.	5,733	128,878
Marathon Petroleum Corp.	4,383	360,326
Occidental Petroleum Corp.	7,293	429,412
ONEOK, Inc.	3,588	199,134
Phillips 66	3,897	319,515
Pioneer Natural Resources Co.	41,413	9,238,412
Valero Energy Corp.	3,304	351,149
Williams Cos., Inc. (The)	9,810	306,170

		21,286,195

Total Energy		23,630,460

Financials (8.5%)
Banks (3.2%)
Bank of America Corp.	57,395	1,786,706
Citigroup, Inc.	15,731	723,469
Citizens Financial Group, Inc.	3,973	141,796
Comerica, Inc.	1,047	76,829
Fifth Third Bancorp	5,521	185,506
First Republic Bank	36,025	5,194,805
Huntington Bancshares, Inc.	11,609	139,656
JPMorgan Chase & Co.	23,793	2,679,330
KeyCorp	7,693	132,550
M&T Bank Corp.	1,445	230,319
PNC Financial Services Group, Inc. (The)‡	3,341	527,110
Regions Financial Corp.	7,667	143,756
Signature Bank	540	96,773
SVB Financial Group*	473	186,830

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Truist Financial Corp.	113,238	$5,370,878
US Bancorp	10,904	501,802
Wells Fargo & Co.	30,705	1,202,715
Zions Bancorp NA	1,246	63,422

		19,384,252

Capital Markets (3.1%)
Ameriprise Financial, Inc.	895	212,724
Bank of New York Mellon Corp. (The)	5,973	249,134
BlackRock, Inc.‡	1,152	701,614
Cboe Global Markets, Inc.	826	93,495
Charles Schwab Corp. (The)	12,267	775,029
CME Group, Inc.	32,102	6,571,279
Edify Acquisition Corp., Class A*	35,770	351,261
FactSet Research Systems, Inc.	302	116,140
Franklin Resources, Inc. (x)	2,100	48,951
Goldman Sachs Group, Inc. (The)	2,782	826,310
Intercontinental Exchange, Inc.	4,536	426,566
Invesco Ltd.	2,637	42,535
KKR & Co., Inc.	111,190	5,146,985
MarketAxess Holdings, Inc.	323	82,691
Moody’s Corp.	1,306	355,193
Morgan Stanley	11,337	862,292
MSCI, Inc.	648	267,073
Nasdaq, Inc.	939	143,235
Northern Trust Corp.	1,732	167,103
Raymond James Financial, Inc.	1,575	140,821
S&P Global, Inc.	2,812	947,813
State Street Corp.	2,948	181,744
T. Rowe Price Group, Inc.	1,851	210,292

		18,920,280

Consumer Finance (0.2%)
American Express Co.	4,913	681,040
Capital One Financial Corp.	3,184	331,741
Discover Financial Services	2,276	215,264
Synchrony Financial	4,063	112,220

		1,340,265

Diversified Financial Services (0.6%)
Berkshire Hathaway, Inc., Class B*	14,656	4,001,381

Insurance (1.4%)
Aflac, Inc.	4,790	265,031
Allstate Corp. (The)	2,203	279,186
American Equity Investment Life Holding Co.	77,040	2,817,353
American International Group, Inc.	6,417	328,101
Aon plc, Class A	1,703	459,265
Arthur J Gallagher & Co.	1,726	281,407
Assurant, Inc.	446	77,091
Brown & Brown, Inc.	1,861	108,571
Chubb Ltd.	3,432	674,663
Cincinnati Financial Corp.	1,201	142,895
Everest Re Group Ltd.	324	90,811
Globe Life, Inc.	725	70,666
Hartford Financial Services Group, Inc. (The)	2,681	175,418
Lincoln National Corp.	1,350	63,139
Loews Corp.	1,568	92,920
Marsh & McLennan Cos., Inc.	4,077	632,954
MetLife, Inc.	5,539	347,794
Principal Financial Group, Inc.	1,841	122,960
Progressive Corp. (The)	4,719	548,678
Prudential Financial, Inc.	3,031	290,006
Travelers Cos., Inc. (The)	1,947	329,296
W R Berkley Corp.	1,628	111,127
Willis Towers Watson plc	903	178,243

		8,487,575

Total Financials		52,133,753

Health Care (11.9%)
Biotechnology (2.1%)
AbbVie, Inc.	14,330	2,194,783
Amgen, Inc.	4,327	1,052,759
Biogen, Inc.*	1,212	247,175
Caris Life Sciences, Inc. (r)*	69,480	135,569
Gilead Sciences, Inc.	10,128	626,012
Horizon Therapeutics plc*	66,300	5,288,088
Incyte Corp.*	1,473	111,904
Moderna, Inc.*	2,782	397,409
Regeneron Pharmaceuticals, Inc.*	876	517,830
Ultragenyx Pharmaceutical, Inc.*	28,170	1,680,622
Vertex Pharmaceuticals, Inc.*	2,087	588,096

		12,840,247

Health Care Equipment & Supplies (2.2%)
Abbott Laboratories	14,184	1,541,092
ABIOMED, Inc.*	351	86,876
Align Technology, Inc.*	590	139,635
Baxter International, Inc.	4,151	266,619
Becton Dickinson and Co.	2,299	566,772
Boston Scientific Corp.*	11,717	436,693
Cooper Cos., Inc. (The)	395	123,682
Dentsply Sirona, Inc.	1,651	58,990
Dexcom, Inc.*	3,245	241,850
Edwards Lifesciences Corp.*	5,041	479,349
Hologic, Inc.*	2,016	139,709
IDEXX Laboratories, Inc.*	685	240,250
Insulet Corp.*	30,630	6,675,502
Intuitive Surgical, Inc.*	2,928	587,679
Medtronic plc	10,856	974,326
ResMed, Inc.	1,180	247,363
STERIS plc	830	171,105
Stryker Corp.	2,749	546,859
Teleflex, Inc.	398	97,848
Zimmer Biomet Holdings, Inc.	1,738	182,594

		13,804,793

Health Care Providers & Services (2.3%)
AmerisourceBergen Corp.	1,210	171,191
Cardinal Health, Inc.	2,237	116,928
Centene Corp.*	4,711	398,598
Cigna Corp.	2,570	677,246
CVS Health Corp.	10,597	981,918
DaVita, Inc.*	456	36,462
Elevance Health, Inc.	1,943	937,653
HCA Healthcare, Inc.	1,843	309,735
Henry Schein, Inc.*	1,095	84,030
Humana, Inc.	1,019	476,963
Laboratory Corp. of America Holdings	750	175,770
McKesson Corp.	1,178	384,275
Molina Healthcare, Inc.*	457	127,782

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Progyny, Inc.*	43,000	$1,249,150
Quest Diagnostics, Inc.	959	127,528
Surgery Partners, Inc.*	131,980	3,816,862
UnitedHealth Group, Inc.	7,605	3,906,156
Universal Health Services, Inc., Class B	502	50,556

		14,028,803

Health Care Technology (0.2%)
Doximity, Inc., Class A (x)*	31,800	1,107,276

Life Sciences Tools & Services (3.1%)
Agilent Technologies, Inc.	2,425	288,017
Bio-Rad Laboratories, Inc., Class A*	179	88,605
Bio-Techne Corp.	303	105,032
Charles River Laboratories International, Inc.*	21,952	4,697,069
Danaher Corp.	5,242	1,328,952
Illumina, Inc.*	1,262	232,662
IQVIA Holdings, Inc.*	1,542	334,599
Mettler-Toledo International, Inc.*	185	212,523
PerkinElmer, Inc.	10,819	1,538,678
Syneos Health, Inc.*	112,680	8,076,902
Thermo Fisher Scientific, Inc.	3,166	1,720,025
Waters Corp.*	491	162,511
West Pharmaceutical Services, Inc.	595	179,910

		18,965,485

Pharmaceuticals (2.0%)
Bristol-Myers Squibb Co.	17,247	1,328,019
Catalent, Inc.*	1,437	154,176
Eli Lilly and Co.	6,384	2,069,884
Johnson & Johnson	21,317	3,783,981
Merck & Co., Inc.	20,487	1,867,800
Organon & Co.	1,918	64,732
Pfizer, Inc.	45,480	2,384,516
Viatris, Inc.	9,506	99,528
Zoetis, Inc.	3,820	656,620

		12,409,256

Total Health Care		73,155,860

Industrials (9.5%)
Aerospace & Defense (1.5%)
Boeing Co. (The)*	4,505	615,924
General Dynamics Corp.	1,861	411,746
Howmet Aerospace, Inc.	3,017	94,885
Huntington Ingalls Industries, Inc.	301	65,564
L3Harris Technologies, Inc.	20,239	4,891,766
Lockheed Martin Corp.	1,919	825,093
Northrop Grumman Corp.	1,185	567,106
Raytheon Technologies Corp.	12,049	1,158,029
Textron, Inc.	1,762	107,605
TransDigm Group, Inc.*	423	227,011

		8,964,729

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	1,025	103,904
Expeditors International of Washington, Inc.	1,351	131,668
FedEx Corp.	1,929	437,324
GXO Logistics, Inc.*	46,630	2,017,680
United Parcel Service, Inc., Class B	5,950	1,086,113

		3,776,689

Airlines (0.1%)
Alaska Air Group, Inc.*	1,133	45,377
American Airlines Group, Inc. (x)*	4,923	62,424
Delta Air Lines, Inc.*	5,327	154,323
Southwest Airlines Co.*	4,931	178,108
United Airlines Holdings, Inc.*	2,518	89,187

		529,419

Building Products (0.7%)
A O Smith Corp.	1,135	62,062
Allegion plc	689	67,453
Carrier Global Corp.	6,815	243,023
Fortune Brands Home & Security, Inc.	1,057	63,293
Johnson Controls International plc	5,673	271,623
Masco Corp.	1,937	98,012
Trane Technologies plc	1,863	241,948
Trex Co., Inc.*	59,720	3,249,963

		4,297,377

Commercial Services & Supplies (1.0%)
Cintas Corp.	710	265,206
Copart, Inc.*	46,332	5,034,435
Republic Services, Inc.	1,709	223,657
Rollins, Inc.	1,745	60,936
Waste Management, Inc.	3,107	475,309

		6,059,543

Construction & Engineering (1.2%)
Quanta Services, Inc.	1,177	147,525
WillScot Mobile Mini Holdings Corp.*	215,800	6,996,236

		7,143,761

Electrical Equipment (1.2%)
AMETEK, Inc.	1,863	204,725
Eaton Corp. plc	3,218	405,436
Emerson Electric Co.	4,796	381,474
Generac Holdings, Inc.*	536	112,871
nVent Electric plc	77,150	2,417,109
Rockwell Automation, Inc.	934	186,155
Shoals Technologies Group, Inc., Class A (x)*	111,000	1,829,280
Vertiv Holdings Co.	249,290	2,049,164

		7,586,214

Industrial Conglomerates (0.3%)
3M Co.	4,611	596,710
General Electric Co.	8,990	572,393
Honeywell International, Inc.	5,495	955,086

		2,124,189

Machinery (0.7%)
Brain Corp. (r)*	52,300	155,315
Caterpillar, Inc.	4,321	772,422
Cummins, Inc.	1,131	218,882
Deere & Co.	2,264	678,000
Dover Corp.	1,206	146,312
Fortive Corp.	2,979	161,998
IDEX Corp.	598	108,615
Illinois Tool Works, Inc.	2,306	420,268
Ingersoll Rand, Inc.	3,396	142,904
Nordson Corp.	413	83,608
Otis Worldwide Corp.	3,426	242,115

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
PACCAR, Inc.	2,795	$230,140
Parker-Hannifin Corp.	1,037	255,154
Pentair plc	1,238	56,663
Snap-on, Inc.	420	82,753
Stanley Black & Decker, Inc.	1,223	128,244
Westinghouse Air Brake Technologies Corp.	1,499	123,038
Xylem, Inc.	1,522	118,990

		4,125,421

Professional Services (0.1%)
Equifax, Inc.	1,022	186,801
Jacobs Engineering Group, Inc.	1,037	131,834
Leidos Holdings, Inc.	1,111	111,889
Nielsen Holdings plc	2,712	62,973
Robert Half International, Inc.	869	65,079
Verisk Analytics, Inc.	1,253	216,882

		775,458

Road & Rail (0.9%)
CSX Corp.	17,613	511,834
JB Hunt Transport Services, Inc.	669	105,347
Lyft, Inc., Class A*	71,100	944,208
Norfolk Southern Corp.	1,936	440,033
Old Dominion Freight Line, Inc.	752	192,723
Union Pacific Corp.	5,088	1,085,169
XPO Logistics, Inc.*	46,530	2,240,885

		5,520,199

Trading Companies & Distributors (1.2%)
Fastenal Co.	4,641	231,679
H&E Equipment Services, Inc.	61,730	1,788,318
MSC Industrial Direct Co., Inc., Class A	64,090	4,813,800
United Rentals, Inc.*	577	140,159
WW Grainger, Inc.	349	158,596

		7,132,552

Total Industrials		58,035,551

Information Technology (23.1%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	1,802	168,920
Cisco Systems, Inc.	33,652	1,434,921
F5, Inc.*	457	69,939
Juniper Networks, Inc.	2,796	79,686
Motorola Solutions, Inc.	1,364	285,894

		2,039,360

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	4,836	311,342
CDW Corp.	1,096	172,686
Corning, Inc.	6,165	194,259
Keysight Technologies, Inc.*	1,478	203,742
TE Connectivity Ltd.	2,629	297,472
Teledyne Technologies, Inc.*	394	147,793
Trimble, Inc.*	1,992	115,994
Zebra Technologies Corp., Class A*	424	124,635

		1,567,923

IT Services (2.8%)
Accenture plc, Class A	5,131	1,424,622
Akamai Technologies, Inc.*	1,299	118,638
Automatic Data Processing, Inc.	3,391	712,246
Broadridge Financial Solutions, Inc.	915	130,433
Cognizant Technology Solutions Corp., Class A	4,241	286,225
DXC Technology Co.*	1,871	56,710
EPAM Systems, Inc.*	445	131,177
Fidelity National Information Services, Inc.	4,998	458,167
Fiserv, Inc.*	4,712	419,227
FleetCor Technologies, Inc.*	621	130,478
Gartner, Inc.*	631	152,595
Global Payments, Inc.	2,281	252,370
International Business Machines Corp.	7,298	1,030,404
Jack Henry & Associates, Inc.	582	104,772
Mastercard, Inc., Class A	6,943	2,190,378
Paychex, Inc.	2,592	295,151
Paymentus Holdings, Inc., Class A (x)*	62,700	838,299
PayPal Holdings, Inc.*	9,406	656,915
Shopify, Inc., Class A*	58,160	1,816,918
Snowflake, Inc., Class A*	10,100	1,404,506
VeriSign, Inc.*	778	130,183
Visa, Inc., Class A	13,332	2,624,937
Wix.com Ltd.*	23,750	1,556,812

		16,922,163

Semiconductors & Semiconductor Equipment (3.2%)
Advanced Micro Devices, Inc.*	13,111	1,002,598
Analog Devices, Inc.	4,242	619,714
Applied Materials, Inc.	7,170	652,327
Broadcom, Inc.	3,307	1,606,574
Enphase Energy, Inc.*	1,113	217,302
Intel Corp.	33,125	1,239,206
KLA Corp.	1,217	388,320
Lam Research Corp.	1,126	479,845
Microchip Technology, Inc.	4,489	260,721
Micron Technology, Inc.	9,041	499,786
Monolithic Power Systems, Inc.	342	131,342
NVIDIA Corp.	39,395	5,971,888
NXP Semiconductors NV	2,101	311,011
ON Semiconductor Corp.*	73,790	3,712,375
Qorvo, Inc.*	865	81,587
QUALCOMM, Inc.	9,040	1,154,770
Skyworks Solutions, Inc.	1,310	121,358
SolarEdge Technologies, Inc.*	452	123,703
Teradyne, Inc.	1,316	117,848
Texas Instruments, Inc.	7,508	1,153,604

		19,845,879

Software (12.0%)
Adobe, Inc.*	11,590	4,242,635
ANSYS, Inc.*	698	167,025
Autodesk, Inc.*	1,776	305,401
Avaya Holdings Corp.*	131	294
Cadence Design Systems, Inc.*	2,238	335,767
Ceridian HCM Holding, Inc.*	1,142	53,765
Citrix Systems, Inc.	1,057	102,709
Confluent, Inc., Class A (x)*	29,670	689,531
Datadog, Inc., Class A*	23,950	2,280,998
DocuSign, Inc.*	56,540	3,244,265
Everbridge, Inc.*	47,000	1,310,830
Fortinet, Inc.*	149,285	8,446,545
Gitlab, Inc., Class A (x)*	49,907	2,652,058

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
HubSpot, Inc.*	13,700	$4,118,905
Intuit, Inc.	2,286	881,116
LivePerson, Inc.*	53,400	755,076
Microsoft Corp.	60,587	15,560,559
New Relic, Inc.*	29,850	1,493,993
NortonLifeLock, Inc.	4,922	108,087
Oracle Corp.	12,721	888,816
Paycom Software, Inc.*	381	106,726
Paycor HCM, Inc.*	18,212	473,512
PTC, Inc.*	818	86,986
Roper Technologies, Inc.	852	336,242
Salesforce, Inc.*	8,048	1,328,242
SentinelOne, Inc., Class A (x)*	91,800	2,141,694
ServiceNow, Inc.*	25,263	12,013,062
Sprout Social, Inc., Class A*	36,248	2,104,921
Synopsys, Inc.*	1,239	376,284
Tyler Technologies, Inc.*	350	116,368
Unity Software, Inc. (x)*	31,300	1,152,466
Varonis Systems, Inc.*	50,300	1,474,796
Workday, Inc., Class A*	29,640	4,137,151

		73,486,825

Technology Hardware, Storage & Peripherals (4.5%)
Apple, Inc.	197,009	26,935,070
Hewlett Packard Enterprise Co.	10,381	137,652
HP, Inc.	8,514	279,089
NetApp, Inc.	1,787	116,584
Seagate Technology Holdings plc	1,574	112,447
Western Digital Corp.*	2,441	109,430

		27,690,272

Total Information Technology		141,552,422

Materials (1.6%)
Chemicals (0.8%)
Air Products and Chemicals, Inc.	1,790	430,459
Albemarle Corp.	965	201,666
Celanese Corp.	872	102,556
CF Industries Holdings, Inc.	1,641	140,683
Corteva, Inc.	5,870	317,802
Dow, Inc.	5,941	306,615
DuPont de Nemours, Inc.	4,141	230,157
Eastman Chemical Co.	1,063	95,426
Ecolab, Inc.	2,013	309,519
FMC Corp.	1,017	108,829
International Flavors & Fragrances, Inc.	2,108	251,105
Linde plc	4,077	1,172,260
LyondellBasell Industries NV, Class A	2,070	181,042
Mosaic Co. (The)	2,841	134,180
PPG Industries, Inc.	1,910	218,389
Sherwin-Williams Co. (The)	1,948	436,177

		4,636,865

Construction Materials (0.6%)
Martin Marietta Materials, Inc.	522	156,203
Summit Materials, Inc., Class A*	144,180	3,357,952
Vulcan Materials Co.	1,108	157,447

		3,671,602

Containers & Packaging (0.1%)
Amcor plc	11,999	149,147
Avery Dennison Corp.	654	105,863
Ball Corp.	2,615	179,833
International Paper Co.	2,919	122,102
Packaging Corp. of America	800	110,000
Sealed Air Corp.	1,151	66,436
Westrock Co.	2,077	82,748

		816,129

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	11,646	340,762
Newmont Corp.	6,439	384,215
Nucor Corp.	2,127	222,080

		947,057

Total Materials		10,071,653

Real Estate (4.1%)
Equity Real Estate Investment Trusts (REITs) (3.4%)
Alexandria Real Estate Equities, Inc. (REIT)	1,229	178,242
American Tower Corp. (REIT)	3,764	962,041
AvalonBay Communities, Inc. (REIT)	1,128	219,114
Boston Properties, Inc. (REIT)	1,212	107,844
Camden Property Trust (REIT)	886	119,149
Crown Castle International Corp. (REIT)	3,537	595,560
Digital Realty Trust, Inc. (REIT)	2,291	297,441
Duke Realty Corp. (REIT)	3,169	174,137
Equinix, Inc. (REIT)	740	486,195
Equity Residential (REIT)	2,745	198,244
Essex Property Trust, Inc. (REIT)	513	134,155
Extra Space Storage, Inc. (REIT)	1,119	190,364
Federal Realty OP LP (REIT)	530	50,742
Healthpeak Properties, Inc. (REIT)	4,179	108,278
Host Hotels & Resorts, Inc. (REIT)	5,588	87,620
Iron Mountain, Inc. (REIT)	2,289	111,451
Kimco Realty Corp. (REIT)	5,183	102,468
Lamar Advertising Co. (REIT), Class A	56,170	4,941,275
Mid-America Apartment Communities, Inc. (REIT)	931	162,618
Prologis, Inc. (REIT)	5,975	702,959
Public Storage (REIT)	1,232	385,209
Realty Income Corp. (REIT)	4,873	332,631
Regency Centers Corp. (REIT)	1,166	69,155
SBA Communications Corp. (REIT)	28,128	9,002,366
Simon Property Group, Inc. (REIT)	2,653	251,823
UDR, Inc. (REIT)	2,551	117,448
Ventas, Inc. (REIT)	3,335	171,519
VICI Properties, Inc. (REIT)	7,801	232,392
Vornado Realty Trust (REIT)	1,334	38,139
Welltower, Inc. (REIT)	3,678	302,883
Weyerhaeuser Co. (REIT)	6,018	199,316

		21,032,778

Real Estate Management & Development (0.7%)
CBRE Group, Inc., Class A*	58,071	4,274,606

Total Real Estate		25,307,384

Utilities (1.3%)
Electric Utilities (0.8%)
Alliant Energy Corp.	2,103	123,257
American Electric Power Co., Inc.	4,160	399,110

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Constellation Energy Corp.	2,648	$151,625
Duke Energy Corp.	6,286	673,922
Edison International	3,155	199,522
Entergy Corp.	1,688	190,136
Evergy, Inc.	1,924	125,541
Eversource Energy	2,852	240,908
Exelon Corp.	7,909	358,436
FirstEnergy Corp.	4,597	176,479
NextEra Energy, Inc.	15,950	1,235,487
NRG Energy, Inc.	1,918	73,210
Pinnacle West Capital Corp.	896	65,516
PPL Corp.	5,777	156,730
Southern Co. (The)	8,669	618,186
Xcel Energy, Inc.	4,463	315,802

		5,103,867

Gas Utilities (0.0%)†
Atmos Energy Corp.	1,110	124,431

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	5,640	118,496

Multi-Utilities (0.4%)
Ameren Corp.	2,077	187,678
CenterPoint Energy, Inc.	5,076	150,148
CMS Energy Corp.	2,315	156,263
Consolidated Edison, Inc.	2,850	271,035
Dominion Energy, Inc.	6,540	521,957
DTE Energy Co.	1,564	198,237
NiSource, Inc.	3,329	98,172
Public Service Enterprise Group, Inc.	4,083	258,372
Sempra Energy	2,525	379,432
WEC Energy Group, Inc.	2,537	255,324

		2,476,618

Water Utilities (0.1%)
American Water Works Co., Inc.	1,456	216,609

Total Utilities		8,040,021

Total Common Stocks (85.0%) (Cost $566,870,275)		520,992,059

CONVERTIBLE PREFERRED STOCK:
Industrials (0.8%)
Professional Services (0.8%)
Clarivate plc 5.250%	84,100	4,811,706

Total Convertible Preferred Stock (0.8%) (Cost $7,710,851)		4,811,706

PREFERRED STOCK:
Consumer Discretionary (0.1%)
Internet & Direct Marketing Retail (0.1%)
DataRobot, Inc. 0.000% (r)*	22,891	260,024

Total Preferred Stock (0.1%) (Cost $300,833)		260,024

EXCHANGE TRADED FUND (ETF):
Equity (1.0%)
SPDR S&P 500 ETF Trust (x)	16,300	6,149,175

Total Exchange Traded Fund (1.0%) (Cost $7,371,069)		6,149,175

	Number of Warrants	Value (Note 1)
WARRANTS:
Financials (0.0%)†
Capital Markets (0.0%)†
Edify Acquisition Corp., expiring 12/31/27*	17,885	1,788

Total Financials		1,788

Materials (0.0%)†
Chemicals (0.0%)†
Ginkgo Bioworks Holdings, Inc., expiring 8/1/26*	32,800	17,384

Total Materials		17,384

Total Warrants (0.0%)† (Cost $—)		19,172

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (12.5%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	400,000	400,000
JPMorgan Prime Money Market Fund, IM Shares	76,614,401	76,629,724

Total Investment Companies		77,029,724

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.2%)
CF Secured LLC, 1.48%, dated 6/30/22, due 7/1/22, repurchase price $2,000,082, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.250%, maturing 9/30/23-11/15/40; total market value $2,040,084. (xx)	$2,000,000	2,000,000
Deutsche Bank Securities, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $9,569,169, collateralized by various U.S. Government Agency Securities, ranging from 2.000%-4.000%, maturing 1/1/45-4/1/52; total market value $9,760,146. (xx)	9,568,770	9,568,770
National Bank of Canada, 1.70%, dated 6/30/22, due 7/7/22, repurchase price $1,800,595, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 11/3/22-2/15/51; total market value $1,985,053. (xx)	1,800,000	1,800,000

Total Repurchase Agreements		13,368,770

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Value (Note 1)
Total Short-Term Investments (14.7%) (Cost $90,411,093)	$90,398,494

Total Investments in Securities (101.6%) (Cost $672,664,121)	622,630,630
Other Assets Less Liabilities (-1.6%)	(9,894,072)

Net Assets (100%)	$612,736,558

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $13,164,006. This was collateralized by $99,188 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 7/14/22 – 5/15/52 and by cash of $13,768,770 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2022, were as follows:

Security Description	Shares at June 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	3,341	732,098	—	(60,627)	473	(144,834)	527,110	9,650	—
Capital Markets
BlackRock, Inc.	1,152	1,124,308	—	(59,028)	(2,568)	(361,098)	701,614	11,439	—

Total		1,856,406	—	(119,655)	(2,095)	(505,932)	1,228,724	21,089	—

Futures contracts outstanding as of June 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
S&P 500 E-Mini Index	(115)	9/2022	USD	(21,789,625)	(137,395)

					(137,395)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)			Total
Assets:
Common Stocks
Communication Services	$30,316,324	$—	$	—(a	)	$30,316,324
Consumer Discretionary	53,527,317	—		322,851		53,850,168
Consumer Staples	44,898,463	—		—		44,898,463
Energy	23,630,460	—		—		23,630,460
Financials	52,133,753	—		—		52,133,753
Health Care	73,020,291	—		135,569		73,155,860
Industrials	57,880,236	—		155,315		58,035,551
Information Technology	141,552,422	—		—		141,552,422
Materials	10,071,653	—		—		10,071,653
Real Estate	25,307,384	—		—		25,307,384
Utilities	8,040,021	—		—		8,040,021
Convertible Preferred Stock
Industrials	4,811,706	—		—		4,811,706
Exchange Traded Fund	6,149,175	—		—		6,149,175
Preferred Stock
Consumer Discretionary	—	—		260,024		260,024
Short-Term Investments
Investment Companies	77,029,724	—		—		77,029,724
Repurchase Agreements	—	13,368,770		—		13,368,770
Warrants
Financials	1,788	—		—		1,788
Materials	17,384	—		—		17,384

Total Assets	$608,388,101	$13,368,770		$873,759		$622,630,630

Liabilities:
Futures	$(137,395)	$—		$—		$(137,395)

Total Liabilities	$(137,395)	$—		$—		$(137,395)

Total	$608,250,706	$13,368,770		$873,759		$622,493,235

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(137,395	)*

Total		$(137,395)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Total
Equity contracts	$32,891	$(19,444,798)	$(19,411,907)

Total	$32,891	$(19,444,798)	$(19,411,907)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(1,563,287)	$(1,563,287)

Total	$(1,563,287)	$(1,563,287)

^ This Portfolio held futures contracts and option contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held option contracts with an average notional balance of approximately $248,000 for two months and futures contracts with an average notional balance of approximately $52,787,000 during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$59,356,698
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$62,493,537

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,868,083
Aggregate gross unrealized depreciation	(94,472,700)

Net unrealized depreciation	$(52,604,617)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$675,097,852

For the six months ended June 30, 2022, the Portfolio incurred approximately $1,434 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $1,318,431)	$1,228,724
Unaffiliated Issuers (Cost $657,976,920)	608,033,136
Repurchase Agreements (Cost $13,368,770)	13,368,770
Cash	5,999,436
Foreign cash (Cost $11)	10
Cash held as collateral at broker for futures	724,200
Receivable for securities sold	992,215
Dividends, interest and other receivables	302,956
Due from broker for futures variation margin	120,949
Receivable for Portfolio shares sold	7,626
Securities lending income receivable	2,874
Other assets	8,287

Total assets	630,789,183

LIABILITIES
Payable for return of collateral on securities loaned	13,768,770
Payable for securities purchased	3,599,105
Investment management fees payable	323,877
Payable for Portfolio shares redeemed	172,003
Administrative fees payable	62,267
Distribution fees payable – Class IB	46,033
Distribution fees payable – Class IA	2,772
Trustees’ fees payable	1,647
Accrued expenses	76,151

Total liabilities	18,052,625

NET ASSETS	$612,736,558

Net assets were comprised of:
Paid in capital	$717,015,306
Total distributable earnings (loss)	(104,278,748)

Net assets	$612,736,558

Class IA
Net asset value, offering and redemption price per share, $12,958,587 / 1,601,065 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.09

Class IB
Net asset value, offering and redemption price per share, $214,865,946 / 26,657,812 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.06

Class K
Net asset value, offering and redemption price per share, $384,912,025 / 47,770,194 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.06

(x)	Includes value of securities on loan of $13,164,006.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends ($21,089 of dividend income received from affiliates) (net of $462 foreign withholding tax)	$4,028,767
Interest	4,132
Securities lending (net)	60,129

Total income	4,093,028

EXPENSES
Investment management fees	2,469,032
Administrative fees	422,703
Distribution fees – Class IB	325,328
Professional fees	35,047
Custodian fees	27,841
Distribution fees – Class IA	19,201
Printing and mailing expenses	19,170
Trustees’ fees	10,905
Miscellaneous	1,822

Gross expenses	3,331,049
Less: Waiver from investment manager	(168,446)

Net expenses	3,162,603

NET INVESTMENT INCOME (LOSS)	930,425

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($(2,095) realized gain (loss) from affiliates)	(10,024,187)
Futures contracts	(19,444,798)
Options written	143,696

Net realized gain (loss)	(29,325,289)

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(505,932) of change in unrealized appreciation (depreciation) from affiliates)	(205,676,482)
Futures contracts	(1,563,287)
Foreign currency translations	(1,562)

Net change in unrealized appreciation (depreciation)	(207,241,331)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(236,566,620)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(235,636,195)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$930,425	$(440,635)
Net realized gain (loss)	(29,325,289)	23,035,605
Net change in unrealized appreciation (depreciation)	(207,241,331)	49,525,945

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(235,636,195)	72,120,915

Distributions to shareholders:
Class IA	—	(632,083)
Class IB	—	(12,300,136)
Class K	—	(13,576,201)

Total distributions to shareholders	—	(26,508,420)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 216,822 and 838,088 shares, respectively ]	2,097,821	9,086,833
Capital shares issued in reinvestment of dividends and distributions [ 0 and 57,630 shares, respectively ]	—	632,083
Capital shares repurchased [ (192,799) and (202,926) shares, respectively ]	(1,754,822)	(2,195,415)

Total Class IA transactions	342,999	7,523,501

Class IB
Capital shares sold [ 756,972 and 2,829,031 shares, respectively ]	7,376,350	29,204,763
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,127,687 shares, respectively ]	—	12,300,136
Capital shares repurchased [ (2,489,539) and (4,941,826) shares, respectively ]	(23,521,516)	(52,326,850)

Total Class IB transactions	(16,145,166)	(10,821,951)

Class K
Capital shares sold [ 4,170,215 and 45,032,296 shares, respectively ]	35,912,256	515,793,307
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,232,378 shares, respectively ]	—	13,576,201
Capital shares repurchased [ (2,378,496) and (286,199) shares, respectively ]	(22,466,319)	(3,186,324)

Total Class K transactions	13,445,937	526,183,184

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,356,230)	522,884,734

TOTAL INCREASE (DECREASE) IN NET ASSETS	(237,992,425)	568,497,229
NET ASSETS:
Beginning of period	850,728,983	282,231,754

End of period	$612,736,558	$850,728,983

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.26		$9.36	$7.34	$5.59	$14.68	$13.78

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	(2)	(0.02)	— #	0.02	0.14	0.20	(1)
Net realized and unrealized gain (loss)	(3.18)		2.37	2.62	1.85	(1.70)	1.73

Total from investment operations	(3.17)		2.35	2.62	1.87	(1.56)	1.93

Less distributions:
Dividends from net investment income	—		(0.05)	— #	(0.02)	(0.54)	(0.16)
Distributions from net realized gains	—		(0.40)	(0.60)	(0.10)	(6.99)	(0.87)

Total dividends and distributions	—		(0.45)	(0.60)	(0.12)	(7.53)	(1.03)

Net asset value, end of period	$8.09		$11.26	$9.36	$7.34	$5.59	$14.68

Total return (b)	(28.15)%		25.19%	35.99%	33.66%	(10.10)%	14.17%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,959		$17,754	$8,279	$4,700	$3,251	$2,864
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%		1.05%	1.05%	1.05%	1.05%	1.05%
Before waivers (a)(f)	1.10%		1.11%	1.14%	1.15%	1.12%	1.11%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.12	%(bb)	(0.17)%	0.03%	0.34%	0.97%	1.35	%(aa)
Before waivers (a)(f)	0.07	%(bb)	(0.24)%	(0.07)%	0.24%	0.90%	1.29	%(aa)
Portfolio turnover rate^	9	%(z)	17%	30%	19%	44%*	13%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.21		$9.33	$7.31	$5.57	$14.66	$13.76

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	(2)	(0.02)	— #	0.02	0.14	0.20	(1)
Net realized and unrealized gain (loss)	(3.16)		2.35	2.62	1.84	(1.70)	1.73

Total from investment operations	(3.15)		2.33	2.62	1.86	(1.56)	1.93

Less distributions:
Dividends from net investment income	—		(0.05)	— #	(0.02)	(0.54)	(0.16)
Distributions from net realized gains	—		(0.40)	(0.60)	(0.10)	(6.99)	(0.87)

Total dividends and distributions	—		(0.45)	(0.60)	(0.12)	(7.53)	(1.03)

Net asset value, end of period	$8.06		$11.21	$9.33	$7.31	$5.57	$14.66

Total return (b)	(28.10)%		25.06%	36.15%	33.60%	(10.11)%	14.19%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$214,866		$318,296	$273,952	$204,686	$165,307	$207,105
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%		1.05%	1.05%	1.05%	1.05%	1.05%
Before waivers (a)(f)	1.10%		1.11%	1.14%	1.15%	1.12%	1.11%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.11	%(bb)	(0.19)%	0.03%	0.34%	0.97%	1.34	%(aa)
Before waivers (a)(f)	0.06	%(bb)	(0.26)%	(0.06)%	0.24%	0.90%	1.28	%(aa)
Portfolio turnover rate^	9	%(z)	17%	30%	19%	44%*	13%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2022 (Unaudited)		October 26, 2021** to December 31, 2021	January 1, 2018 to October 2, 2018‡	January 1, 2017 to December 31, 2017
Net asset value, beginning of period	$11.19		$11.30	$14.68	$13.78

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02	(2)	0.01 †	0.17	0.23	(1)
Net realized and unrealized gain (loss)	(3.15)		0.18	0.81	1.73

Total from investment operations	(3.13)		0.19	0.98	1.96

Less distributions:
Dividends from net investment income	—		(0.07)	— #	(0.19)
Distributions from net realized gains	—		(0.23)	(0.18)	(0.87)

Total dividends and distributions	—		(0.30)	(0.18)	(1.06)

Net asset value, end of period	$8.06		$11.19	$15.48	$14.68

Total return (b)	(27.97)%		1.74%	6.69%	14.44%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$384,912		$514,679	$—	$420,554
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80%		0.80%	0.80%	0.80%
Before waivers (a)(f)	0.85%		0.84%	0.86%	0.86%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.36	%(bb)	0.33%	1.49%	1.59	%(aa)
Before waivers (a)(f)	0.32	%(bb)	0.29%	1.43%	1.52	%(aa)
Portfolio turnover rate^	9	%(z)	17%	44%*	13%

*

The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser. Excluding such transactions, the portfolio turnover rate would have been 25%.

**	Resumed operations.
‡	After the close of business on October 2, 2018 operations for Class K ceased and shares were fully redeemed.
#	Per share amount is less than $0.005.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio

(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.17, $0.17 and $0.20 for Class IA, Class IB and Class K, respectively.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.00#, $0.00# and $0.01 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.20% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.10% lower.

See Notes to Financial Statements.

EQ/COMMON STOCK INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Information Technology	25.3%
Health Care	14.7
Financials	11.5
Consumer Discretionary	10.5
Industrials	8.8
Communication Services	8.0
Consumer Staples	6.3
Energy	4.4
Real Estate	3.6
Utilities	3.0
Materials	2.9
Repurchase Agreements	0.6
Investment Company	0.1
Cash and Other	0.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IA
Actual	$1,000.00	$788.40	$3.01
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.43	3.41
Class IB
Actual	1,000.00	788.30	3.01
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.43	3.41

* Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratio of 0.68% and 0.68%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.0%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.	1,124,878	$23,577,443
Bandwidth, Inc., Class A*	3,300	62,106
Cogent Communications Holdings, Inc.	7,000	425,320
EchoStar Corp., Class A*	4,100	79,130
Frontier Communications Parent, Inc.*	37,900	892,166
Globalstar, Inc. (x)*	63,300	77,859
Iridium Communications, Inc.*	18,800	706,128
Liberty Latin America Ltd., Class C*	3,934	30,646
Lumen Technologies, Inc.	161,457	1,761,496
Verizon Communications, Inc.	651,294	33,053,170

		60,665,464

Entertainment (1.3%)
Activision Blizzard, Inc.	125,600	9,779,216
AMC Entertainment Holdings, Inc., Class A (x)*	83,300	1,128,715
Electronic Arts, Inc.	45,200	5,498,580
Liberty Media Corp.-Liberty Formula One, Class A*	3,795	219,996
Liberty Media Corp.-Liberty Formula One, Class C*	31,379	1,991,625
Lions Gate Entertainment Corp., Class B*	10,400	91,832
Live Nation Entertainment, Inc.*	25,200	2,081,016
Madison Square Garden Entertainment Corp.*	2,300	121,026
Madison Square Garden Sports Corp.*	2,229	336,579
Netflix, Inc.*	69,200	12,101,004
Playtika Holding Corp.*	34,142	452,040
ROBLOX Corp., Class A*	68,100	2,237,766
Roku, Inc.*	18,500	1,519,590
Spotify Technology SA*	21,860	2,051,124
Take-Two Interactive Software, Inc.*	25,011	3,064,620
Walt Disney Co. (The)*	282,339	26,652,802
Warner Bros Discovery, Inc.*	362,546	4,865,367
World Wrestling Entertainment, Inc., Class A	7,700	481,173

		74,674,071

Interactive Media & Services (4.5%)
Alphabet, Inc., Class A*	46,577	101,503,393
Alphabet, Inc., Class C*	42,550	93,075,997
Bumble, Inc., Class A*	15,700	441,955
Cargurus, Inc.*	15,000	322,350
fuboTV, Inc. (x)*	21,400	52,858
IAC/InterActiveCorp*	14,850	1,128,155
Match Group, Inc.*	44,698	3,115,004
MediaAlpha, Inc., Class A*	3,000	29,550
Meta Platforms, Inc., Class A*	355,287	57,290,029
Pinterest, Inc., Class A*	90,600	1,645,296
TripAdvisor, Inc.*	19,700	350,660
Twitter, Inc.*	122,700	4,587,753
Vimeo, Inc.*	24,108	145,130
Yelp, Inc.*	15,200	422,104
Ziff Davis, Inc.*	9,200	685,676
ZoomInfo Technologies, Inc., Class A*	42,500	1,412,700

		266,208,610

Media (1.0%)
Advantage Solutions, Inc.*	4,700	17,860
Altice USA, Inc., Class A*	37,700	348,725
Cable One, Inc.	900	1,160,388
Cardlytics, Inc.*	200	4,462
Charter Communications, Inc., Class A*	17,879	8,376,848
Comcast Corp., Class A	689,048	27,038,244
DISH Network Corp., Class A*	47,529	852,195
Fox Corp., Class A	57,308	1,843,025
Fox Corp., Class B	23,485	697,505
iHeartMedia, Inc., Class A*	8,200	64,698
Integral Ad Science Holding Corp.*	9,500	94,335
Interpublic Group of Cos., Inc. (The)	61,700	1,698,601
John Wiley & Sons, Inc., Class A	5,500	262,680
Liberty Broadband Corp., Class A*	5,100	579,105
Liberty Broadband Corp., Class C*	22,328	2,582,010
Liberty Media Corp.-Liberty SiriusXM, Class A*	12,897	464,808
Liberty Media Corp.-Liberty SiriusXM, Class C*	34,365	1,238,858
Loyalty Ventures, Inc.*	3,320	11,852
Magnite, Inc.*	3,100	27,528
New York Times Co. (The), Class A	31,600	881,640
News Corp., Class A	66,861	1,041,694
News Corp., Class B	13,800	219,282
Nexstar Media Group, Inc., Class A	6,272	1,021,583
Omnicom Group, Inc.	33,700	2,143,657
Paramount Global, Class B (x)	95,316	2,352,399
Sinclair Broadcast Group, Inc., Class A	3,800	77,520
Sirius XM Holdings, Inc. (x)	149,340	915,454
TechTarget, Inc.*	1,900	124,868
TEGNA, Inc.	38,500	807,345

		56,949,169

Wireless Telecommunication Services (0.2%)
Shenandoah Telecommunications Co.	2,000	44,400
T-Mobile US, Inc.*	92,803	12,485,716
United States Cellular Corp.*	6,900	199,824

		12,729,940

Total Communication Services		471,227,254

Consumer Discretionary (10.5%)
Auto Components (0.2%)
Adient plc*	15,253	451,947
Aptiv plc*	43,900	3,910,173
BorgWarner, Inc.	46,560	1,553,707
Dana, Inc.	19,100	268,737
Dorman Products, Inc.*	2,600	285,246
Fox Factory Holding Corp.*	6,900	555,726
Gentex Corp.	38,800	1,085,236
Gentherm, Inc.*	2,600	162,266
Goodyear Tire & Rubber Co. (The)*	39,400	421,974
LCI Industries	3,100	346,828
Lear Corp.	10,600	1,334,434

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
QuantumScape Corp. (x)*	33,400	$286,906
Visteon Corp.*	4,100	424,678

		11,087,858

Automobiles (1.8%)
Ford Motor Co.	648,936	7,222,658
General Motors Co.*	228,000	7,241,280
Harley-Davidson, Inc.	20,850	660,111
Lucid Group, Inc. (x)*	82,300	1,412,268
Rivian Automotive, Inc., Class A (x)*	23,044	593,152
Tesla, Inc.*	131,109	88,291,423
Thor Industries, Inc.	10,700	799,611

		106,220,503

Distributors (0.1%)
Genuine Parts Co.	21,500	2,859,500
LKQ Corp.	46,300	2,272,867
Pool Corp.	6,400	2,247,872

		7,380,239

Diversified Consumer Services (0.1%)
2U, Inc.*	11,900	124,593
ADT, Inc.	55,314	340,181
Bright Horizons Family Solutions, Inc.*	12,000	1,014,240
Chegg, Inc.*	20,100	377,478
Coursera, Inc.*	13,100	185,758
Duolingo, Inc. (x)*	4,800	420,240
Frontdoor, Inc.*	15,900	382,872
Graham Holdings Co., Class B	900	510,156
Grand Canyon Education, Inc.*	4,900	461,531
H&R Block, Inc.	25,450	898,894
Mister Car Wash, Inc. (x)*	16,200	176,256
Service Corp. International	23,900	1,651,968
Strategic Education, Inc.	2,600	183,508
Terminix Global Holdings, Inc.*	19,189	780,033

		7,507,708

Hotels, Restaurants & Leisure (1.9%)
Airbnb, Inc., Class A*	58,000	5,166,640
Aramark	46,200	1,415,106
Booking Holdings, Inc.*	6,280	10,983,657
Boyd Gaming Corp.	15,000	746,250
Brinker International, Inc.*	7,600	167,428
Caesars Entertainment, Inc.*	33,000	1,263,900
Carnival Corp. (x)*	141,160	1,221,034
Chipotle Mexican Grill, Inc.*	4,300	5,621,218
Choice Hotels International, Inc.	7,400	826,062
Churchill Downs, Inc.	6,600	1,264,098
Cracker Barrel Old Country Store, Inc.	3,500	292,215
Darden Restaurants, Inc.	22,450	2,539,544
Domino’s Pizza, Inc.	6,400	2,494,144
DraftKings, Inc., Class A (x)*	50,300	587,001
Expedia Group, Inc.*	23,787	2,255,721
Hilton Grand Vacations, Inc.*	11,340	405,178
Hilton Worldwide Holdings, Inc.	43,387	4,835,047
Hyatt Hotels Corp., Class A*	7,100	524,761
International Game Technology plc	27,600	512,256
Las Vegas Sands Corp.*	57,000	1,914,630
Light & Wonder, Inc.*	15,800	742,442
Marriott International, Inc., Class A	43,605	5,930,716
Marriott Vacations Worldwide Corp.	8,171	949,470
McDonald’s Corp.	114,521	28,272,945
MGM Resorts International	65,100	1,884,645
Norwegian Cruise Line Holdings Ltd.*	55,300	614,936
Papa John’s International, Inc.	5,200	434,304
Penn National Gaming, Inc.*	27,000	821,340
Planet Fitness, Inc., Class A*	18,400	1,251,384
Red Rock Resorts, Inc., Class A	10,100	336,936
Royal Caribbean Cruises Ltd.*	33,350	1,164,249
Shake Shack, Inc., Class A*	5,700	225,036
Six Flags Entertainment Corp.*	2,584	56,073
Starbucks Corp.	182,200	13,918,258
Texas Roadhouse, Inc.	11,500	841,800
Travel + Leisure Co.	16,470	639,366
Vail Resorts, Inc.	6,500	1,417,325
Wendy’s Co. (The)	47,800	902,464
Wingstop, Inc.	5,500	411,235
Wyndham Hotels & Resorts, Inc.	14,570	957,540
Wynn Resorts Ltd.*	21,200	1,207,976
Yum! Brands, Inc.	45,840	5,203,298

		113,219,628

Household Durables (0.4%)
DR Horton, Inc.	52,600	3,481,594
Garmin Ltd.	26,100	2,564,325
Helen of Troy Ltd.*	6,000	974,460
Installed Building Products, Inc.	2,700	224,532
KB Home	5,300	150,838
Leggett & Platt, Inc.	22,400	774,592
Lennar Corp., Class A	46,089	3,252,501
LGI Homes, Inc.*	3,900	338,910
M.D.C. Holdings, Inc. (x)	3,312	107,011
Meritage Homes Corp.*	1,700	123,250
Mohawk Industries, Inc.*	11,400	1,414,626
Newell Brands, Inc.	66,190	1,260,257
NVR, Inc.*	500	2,002,070
PulteGroup, Inc.	36,600	1,450,458
Skyline Champion Corp.*	8,400	398,328
Sonos, Inc.*	13,700	247,148
Taylor Morrison Home Corp.*	14,900	348,064
Tempur Sealy International, Inc.	40,400	863,348
Toll Brothers, Inc.	20,800	927,680
TopBuild Corp.*	7,011	1,171,959
Whirlpool Corp.	11,020	1,706,667

		23,782,618

Internet & Direct Marketing Retail (2.7%)
Amazon.com, Inc.*	1,377,260	146,278,784
DoorDash, Inc., Class A*	38,698	2,483,251
eBay, Inc.	86,670	3,611,539
Etsy, Inc.*	20,900	1,530,089
Overstock.com, Inc. (x)*	7,200	180,072
Qurate Retail, Inc.	57,283	164,402
Revolve Group, Inc.*	400	10,364
Shutterstock, Inc.	3,680	210,901
Stitch Fix, Inc., Class A*	5,600	27,664
Wayfair, Inc., Class A (x)*	11,600	505,296

		155,002,362

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Leisure Products (0.1%)
Acushnet Holdings Corp.	5,600	$233,408
Brunswick Corp.	14,900	974,162
Callaway Golf Co.*	16,300	332,520
Hasbro, Inc.	22,600	1,850,488
Mattel, Inc.*	54,800	1,223,684
Peloton Interactive, Inc., Class A (x)*	44,903	412,210
Polaris, Inc.	12,300	1,221,144
YETI Holdings, Inc.*	12,900	558,183

		6,805,799

Multiline Retail (0.5%)
Dillard’s, Inc., Class A (x)	1,800	397,026
Dollar General Corp.	35,400	8,688,576
Dollar Tree, Inc.*	35,623	5,551,844
Kohl’s Corp.	26,810	956,849
Macy’s, Inc.	50,700	928,824
Nordstrom, Inc.	19,800	418,374
Ollie’s Bargain Outlet Holdings, Inc.*	10,100	593,375
Target Corp.	71,760	10,134,665

		27,669,533

Specialty Retail (2.1%)
Aaron’s Co., Inc. (The)	4,500	65,475
Academy Sports & Outdoors, Inc.	12,400	440,696
Advance Auto Parts, Inc.	11,350	1,964,571
Asbury Automotive Group, Inc.*	3,300	558,822
AutoNation, Inc.*	6,500	726,440
AutoZone, Inc.*	3,090	6,640,781
Bath & Body Works, Inc.	41,190	1,108,835
Bed Bath & Beyond, Inc. (x)*	22,400	111,328
Best Buy Co., Inc.	31,110	2,028,061
Burlington Stores, Inc.*	12,300	1,675,629
Camping World Holdings, Inc., Class A (x)	11,600	250,444
CarMax, Inc.*	26,850	2,429,388
Carvana Co. (x)*	12,800	289,024
Dick’s Sporting Goods, Inc. (x)	13,200	994,884
Five Below, Inc.*	10,700	1,213,701
Floor & Decor Holdings, Inc., Class A*	16,700	1,051,432
Foot Locker, Inc.	24,200	611,050
GameStop Corp., Class A (x)*	9,800	1,198,540
Gap, Inc. (The) (x)	32,090	264,422
Home Depot, Inc. (The)	160,140	43,921,598
Leslie’s, Inc. (x)*	19,354	293,794
Lithia Motors, Inc., Class A	4,300	1,181,683
Lowe’s Cos., Inc.	102,463	17,897,212
Monro, Inc.	5,300	227,264
Murphy USA, Inc.	3,855	897,714
National Vision Holdings, Inc.*	6,700	184,250
O’Reilly Automotive, Inc.*	10,450	6,601,892
Penske Automotive Group, Inc.	4,900	512,981
Petco Health & Wellness Co., Inc. (x)*	35,300	520,322
Rent-A-Center, Inc.	9,600	186,720
RH*	2,769	587,748
Ross Stores, Inc.	56,120	3,941,307
Signet Jewelers Ltd.	8,600	459,756
Sleep Number Corp.*	4,600	142,370
TJX Cos., Inc. (The)	188,900	10,550,065
Tractor Supply Co.	19,100	3,702,535
Ulta Beauty, Inc.*	8,300	3,199,484
Urban Outfitters, Inc.*	14,600	272,436
Victoria’s Secret & Co.*	13,730	384,028
Williams-Sonoma, Inc.	13,300	1,475,635

		120,764,317

Textiles, Apparel & Luxury Goods (0.6%)
Capri Holdings Ltd.*	25,200	1,033,452
Carter’s, Inc.	10,480	738,630
Columbia Sportswear Co.	5,200	372,216
Deckers Outdoor Corp.*	5,000	1,276,750
Hanesbrands, Inc.	80,200	825,258
Kontoor Brands, Inc.	5,942	198,285
Lululemon Athletica, Inc.*	18,900	5,152,329
NIKE, Inc., Class B	189,820	19,399,604
PVH Corp.	11,881	676,029
Ralph Lauren Corp.	11,370	1,019,320
Skechers USA, Inc., Class A*	30,600	1,088,748
Steven Madden Ltd.	7,903	254,556
Tapestry, Inc.	41,827	1,276,560
Under Armour, Inc., Class A*	44,900	374,017
Under Armour, Inc., Class C*	32,418	245,728
VF Corp.	60,000	2,650,200
Wolverine World Wide, Inc.	800	16,128

		36,597,810

Total Consumer Discretionary		616,038,375

Consumer Staples (6.3%)
Beverages (1.6%)
Boston Beer Co., Inc. (The), Class A*	1,600	484,752
Brown-Forman Corp., Class A	12,400	838,736
Brown-Forman Corp., Class B	33,475	2,348,606
Celsius Holdings, Inc. (x)*	8,300	541,658
Coca-Cola Co. (The)	605,040	38,063,066
Coca-Cola Consolidated, Inc.	700	394,730
Constellation Brands, Inc., Class A	24,000	5,593,440
Duckhorn Portfolio, Inc. (The)*	4,000	84,240
Keurig Dr Pepper, Inc.	132,810	4,700,146
Molson Coors Beverage Co., Class B	30,150	1,643,477
Monster Beverage Corp.*	59,800	5,543,460
National Beverage Corp.	5,600	274,064
PepsiCo, Inc.	214,190	35,696,905
Primo Water Corp.	8,800	117,744

		96,325,024

Food & Staples Retailing (1.4%)
Albertsons Cos., Inc., Class A	25,400	678,688
BJ’s Wholesale Club Holdings, Inc.*	20,700	1,290,024
Casey’s General Stores, Inc.	7,100	1,313,358
Costco Wholesale Corp.	68,650	32,902,572
Grocery Outlet Holding Corp.*	13,700	584,031
Kroger Co. (The)	101,520	4,804,942
Performance Food Group Co.*	18,632	856,699
PriceSmart, Inc.	1,200	85,956
Sprouts Farmers Market, Inc.*	16,300	412,716
Sysco Corp.	78,650	6,662,441
United Natural Foods, Inc.*	6,500	256,100
US Foods Holding Corp.*	43,800	1,343,784
Walgreens Boots Alliance, Inc.	114,980	4,357,742

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Walmart, Inc.	224,020	$27,236,352

		82,785,405

Food Products (1.2%)
Archer-Daniels-Midland Co.	87,660	6,802,416
Beyond Meat, Inc. (x)*	9,000	215,460
Bunge Ltd.	22,080	2,002,435
Cal-Maine Foods, Inc.	4,900	242,109
Campbell Soup Co.	31,300	1,503,965
Conagra Brands, Inc.	77,592	2,656,750
Darling Ingredients, Inc.*	28,800	1,722,240
Flowers Foods, Inc.	47,400	1,247,568
Freshpet, Inc.*	6,400	332,096
General Mills, Inc.	100,100	7,552,545
Hain Celestial Group, Inc. (The) (x)*	13,600	322,864
Hershey Co. (The)	24,150	5,196,114
Hormel Foods Corp.	44,500	2,107,520
Hostess Brands, Inc.*	13,200	279,972
Ingredion, Inc.	12,200	1,075,552
J & J Snack Foods Corp.	1,100	153,626
J M Smucker Co. (The)	16,927	2,166,825
Kellogg Co.	39,100	2,789,394
Kraft Heinz Co. (The)	109,336	4,170,075
Lamb Weston Holdings, Inc.	28,150	2,011,599
Lancaster Colony Corp.	2,200	283,316
McCormick & Co., Inc. (Non-Voting)	39,700	3,305,025
Mondelez International, Inc., Class A	214,110	13,294,090
Pilgrim’s Pride Corp.*	13,400	418,482
Post Holdings, Inc.*	9,400	774,090
Sanderson Farms, Inc.	3,400	732,802
Seaboard Corp.	100	388,258
Simply Good Foods Co. (The)*	13,900	525,003
Tootsie Roll Industries, Inc.	1,400	49,490
TreeHouse Foods, Inc.*	3,700	154,734
Tyson Foods, Inc., Class A	48,700	4,191,122

		68,667,537

Household Products (1.3%)
Church & Dwight Co., Inc.	39,100	3,623,006
Clorox Co. (The)	19,950	2,812,551
Colgate-Palmolive Co.	128,220	10,275,551
Kimberly-Clark Corp.	53,100	7,176,465
Procter & Gamble Co. (The)	370,345	53,251,907
Reynolds Consumer Products, Inc.	10,543	287,508
Spectrum Brands Holdings, Inc.	7,400	606,948
WD-40 Co.	1,000	201,360

		78,235,296

Personal Products (0.2%)
BellRing Brands, Inc.*	11,917	296,614
Coty, Inc., Class A*	74,800	599,148
Estee Lauder Cos., Inc. (The), Class A	36,900	9,397,323
Herbalife Nutrition Ltd.*	23,700	484,665
Inter Parfums, Inc.	1,400	102,284
Medifast, Inc.	1,900	342,969
Nu Skin Enterprises, Inc., Class A	4,100	177,530
Olaplex Holdings, Inc. (x)*	19,600	276,164

		11,676,697

Tobacco (0.6%)
Altria Group, Inc.	280,690	11,724,422
Philip Morris International, Inc.	240,130	23,710,436

		35,434,858

Total Consumer Staples		373,124,817

Energy (4.4%)
Energy Equipment & Services (0.4%)
Baker Hughes Co.	143,384	4,139,496
Cactus, Inc., Class A	10,400	418,808
ChampionX Corp.	31,995	635,100
Dril-Quip, Inc.*	3,100	79,980
Expro Group Holdings NV*	3,683	42,428
Halliburton Co.	141,130	4,425,837
Helmerich & Payne, Inc.	16,200	697,572
Liberty Energy, Inc., Class A*	37,963	484,408
NexTier Oilfield Solutions, Inc. (x)*	47,324	450,051
NOV, Inc.	85,380	1,443,776
Oceaneering International, Inc.*	14,000	149,520
Oil States International, Inc.*	6,700	36,314
Patterson-UTI Energy, Inc.	33,000	520,080
ProPetro Holding Corp.*	3,000	30,000
RPC, Inc.*	16,700	115,397
Schlumberger NV	224,255	8,019,359
US Silica Holdings, Inc.*	7,700	87,934
Valaris Ltd.*	9,900	418,176

		22,194,236

Oil, Gas & Consumable Fuels (4.0%)
Antero Midstream Corp.	54,300	491,415
Antero Resources Corp.*	51,000	1,563,150
APA Corp.	58,080	2,026,992
Arch Resources, Inc. (x)	3,000	429,270
California Resources Corp.	8,300	319,550
Callon Petroleum Co.*	10,300	403,760
Cheniere Energy, Inc.	39,200	5,214,776
Chesapeake Energy Corp. (x)	19,700	1,597,670
Chevron Corp.	304,666	44,109,543
Civitas Resources, Inc.	12,000	627,480
Clean Energy Fuels Corp.*	52,500	235,200
CNX Resources Corp.*	26,300	432,898
Comstock Resources, Inc.*	38,700	467,496
ConocoPhillips	200,512	18,007,983
Continental Resources, Inc.	13,300	869,155
Coterra Energy, Inc.	129,335	3,335,550
Crescent Energy Co., Class A (x)	3,100	38,688
CVR Energy, Inc.	10,000	335,000
Denbury, Inc.*	8,100	485,919
Devon Energy Corp.	108,794	5,995,637
Diamondback Energy, Inc.	27,041	3,276,017
DT Midstream, Inc.	17,200	843,144
Enviva, Inc.	5,500	314,710
EOG Resources, Inc.	93,500	10,326,140
EQT Corp.	57,000	1,960,800
Equitrans Midstream Corp.	42,801	272,214
Excelerate Energy, Inc., Class A (x)*	9,300	185,256
Exxon Mobil Corp.#	653,265	55,945,615
Golar LNG Ltd.*	20,000	455,000
Green Plains, Inc.*	600	16,302
Hess Corp.	44,120	4,674,073
HF Sinclair Corp.	23,686	1,069,660

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
HighPeak Energy, Inc. (x)	4,100	$105,042
Kinder Morgan, Inc.	308,071	5,163,270
Kosmos Energy Ltd.*	91,600	567,004
Magnolia Oil & Gas Corp., Class A	28,400	596,116
Marathon Oil Corp.	109,190	2,454,591
Marathon Petroleum Corp.	83,633	6,875,469
Matador Resources Co.	18,200	847,938
Murphy Oil Corp.	24,100	727,579
New Fortress Energy, Inc.	17,193	680,327
Oasis Petroleum, Inc.	3,100	377,115
Occidental Petroleum Corp.	133,835	7,880,205
ONEOK, Inc.	76,913	4,268,671
Ovintiv, Inc.	45,700	2,019,483
PBF Energy, Inc., Class A*	26,000	754,520
PDC Energy, Inc.	16,979	1,046,076
Peabody Energy Corp. (x)*	14,200	302,886
Phillips 66	74,888	6,140,067
Pioneer Natural Resources Co.	37,322	8,325,792
Range Resources Corp.*	38,900	962,775
SFL Corp. Ltd.	9,800	93,002
SM Energy Co.	19,000	649,610
Southwestern Energy Co.*	159,700	998,125
Targa Resources Corp.	35,900	2,142,153
Tellurian, Inc. (x)*	20,700	61,686
Texas Pacific Land Corp.	1,000	1,488,020
Valero Energy Corp.	65,030	6,911,388
Whiting Petroleum Corp.	7,352	500,157
Williams Cos., Inc. (The)	192,379	6,004,149
World Fuel Services Corp.	10,700	218,922

		235,488,201

Total Energy		257,682,437

Financials (11.5%)
Banks (3.8%)
Ameris Bancorp	8,400	337,512
Associated Banc-Corp.	19,906	363,484
Atlantic Union Bankshares Corp.	9,800	332,416
BancFirst Corp.	1,500	143,565
Bank of America Corp.	1,088,246	33,877,098
Bank of Hawaii Corp.	7,400	550,560
Bank of NT Butterfield & Son Ltd. (The)	4,500	140,355
Bank OZK	17,300	649,269
BankUnited, Inc.	15,200	540,664
Banner Corp.	2,800	157,388
Berkshire Hills Bancorp, Inc.	5,200	128,804
BOK Financial Corp.	4,050	306,099
Brookline Bancorp, Inc.	18,000	239,580
Cadence Bank	29,750	698,530
Cathay General Bancorp	14,930	584,510
Citigroup, Inc.	305,484	14,049,209
Citizens Financial Group, Inc.	79,178	2,825,863
City Holding Co.	2,530	202,096
Columbia Banking System, Inc.	10,600	303,690
Comerica, Inc.	23,900	1,753,782
Commerce Bancshares, Inc.	23,757	1,559,647
Community Bank System, Inc.	8,900	563,192
Cullen/Frost Bankers, Inc.	12,200	1,420,690
CVB Financial Corp.	20,700	513,567
Dime Community Bancshares, Inc. (x)	5,297	157,056
East West Bancorp, Inc.	24,200	1,568,160
Eastern Bankshares, Inc.	32,000	590,720
Fifth Third Bancorp	109,145	3,667,272
First Bancorp	38,100	491,871
First Busey Corp.	5,933	135,569
First Citizens BancShares, Inc., Class A	1,972	1,289,254
First Commonwealth Financial Corp.	11,300	151,646
First Financial Bancorp	13,800	267,720
First Financial Bankshares, Inc.	22,500	883,575
First Financial Corp.	7,500	333,750
First Hawaiian, Inc.	21,800	495,078
First Horizon Corp.	92,350	2,018,771
First Interstate BancSystem, Inc., Class A	10,696	407,625
First Merchants Corp.	8,300	295,646
First Republic Bank	30,200	4,354,840
FNB Corp.	46,456	504,512
Fulton Financial Corp.	35,900	518,755
Glacier Bancorp, Inc.	20,100	953,142
Hancock Whitney Corp.	12,024	533,024
Heartland Financial USA, Inc.	1,200	49,848
Hilltop Holdings, Inc.	12,300	327,918
Home BancShares, Inc.	27,800	577,406
HomeStreet, Inc.	2,000	69,340
Hope Bancorp, Inc.	15,183	210,133
Huntington Bancshares, Inc.	238,224	2,865,835
Independent Bank Corp.	7,200	571,896
Independent Bank Group, Inc.	4,200	285,222
International Bancshares Corp.	7,500	300,600
JPMorgan Chase & Co.	451,925	50,891,274
KeyCorp	147,802	2,546,628
Live Oak Bancshares, Inc.	7,400	250,786
M&T Bank Corp.	30,412	4,847,369
NBT Bancorp, Inc.	5,900	221,781
OceanFirst Financial Corp.	3,200	61,216
Old National Bancorp	46,300	684,777
Pacific Premier Bancorp, Inc.	10,000	292,400
PacWest Bancorp	20,196	538,425
Park National Corp.	600	72,750
Pinnacle Financial Partners, Inc.	16,056	1,161,009
PNC Financial Services Group, Inc. (The)	63,918	10,084,343
Popular, Inc.	14,350	1,103,945
Prosperity Bancshares, Inc.	19,912	1,359,392
Regions Financial Corp.	144,700	2,713,125
S&T Bancorp, Inc.	7,200	197,496
Sandy Spring Bancorp, Inc.	1,000	39,070
Seacoast Banking Corp. of Florida	2,400	79,296
ServisFirst Bancshares, Inc.	5,300	418,276
Signature Bank	9,000	1,612,890
Silvergate Capital Corp., Class A*	3,500	187,355
Simmons First National Corp., Class A	13,600	289,136
SouthState Corp.	12,098	933,361
SVB Financial Group*	9,475	3,742,530
Synovus Financial Corp.	23,113	833,224
Texas Capital Bancshares, Inc.*	9,000	473,760
Tompkins Financial Corp.	3,839	276,792
Towne Bank	6,579	178,620

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Triumph Bancorp, Inc.*	1,700	$106,352
Truist Financial Corp.	210,160	9,967,889
Trustmark Corp.	6,250	182,438
UMB Financial Corp.	7,700	662,970
Umpqua Holdings Corp.	44,690	749,451
United Bankshares, Inc.	20,400	715,428
United Community Banks, Inc.	10,000	301,900
US Bancorp	211,390	9,728,168
Valley National Bancorp	75,029	781,052
Washington Federal, Inc.	10,300	309,206
Webster Financial Corp.	34,188	1,441,024
Wells Fargo & Co.	587,673	23,019,151
WesBanco, Inc.	4,200	133,182
Westamerica Bancorp	3,800	211,508
Western Alliance Bancorp	20,800	1,468,480
Wintrust Financial Corp.	11,500	921,725
Zions Bancorp NA	28,300	1,440,470

		225,349,174

Capital Markets (3.1%)
Affiliated Managers Group, Inc.	8,140	949,124
Ameriprise Financial, Inc.	17,960	4,268,733
Ares Management Corp.	22,481	1,278,270
Artisan Partners Asset Management, Inc., Class A	9,205	327,422
Associated Capital Group, Inc., Class A	6,700	240,061
Bank of New York Mellon Corp. (The)	116,650	4,865,471
BGC Partners, Inc., Class A	31,800	107,166
BlackRock, Inc.	22,963	13,985,386
Blackstone, Inc.	112,900	10,299,867
Blue Owl Capital, Inc. (x)	62,400	625,872
Brightsphere Investment Group, Inc.	9,800	176,498
Carlyle Group, Inc. (The)	32,000	1,013,120
Cboe Global Markets, Inc.	17,600	1,992,144
Charles Schwab Corp. (The)	238,175	15,047,896
CME Group, Inc.	57,765	11,824,495
Cohen & Steers, Inc.	4,400	279,796
Coinbase Global, Inc., Class A (x)*	24,000	1,128,480
Evercore, Inc., Class A	7,000	655,270
FactSet Research Systems, Inc.	6,200	2,384,334
Federated Hermes, Inc.	16,800	534,072
Focus Financial Partners, Inc., Class A*	6,900	235,014
Franklin Resources, Inc. (x)	54,890	1,279,486
GAMCO Investors, Inc., Class A	6,300	131,670
Goldman Sachs Group, Inc. (The)	52,500	15,593,550
Hamilton Lane, Inc., Class A	5,900	396,362
Houlihan Lokey, Inc.	6,600	520,938
Interactive Brokers Group, Inc., Class A	14,040	772,340
Intercontinental Exchange, Inc.	88,116	8,286,429
Invesco Ltd.	66,200	1,067,806
Janus Henderson Group plc	28,300	665,333
Jefferies Financial Group, Inc.	35,588	982,941
KKR & Co., Inc.	88,091	4,077,732
Lazard Ltd., Class A	25,200	816,732
LPL Financial Holdings, Inc.	12,900	2,379,792
MarketAxess Holdings, Inc.	7,160	1,833,032
Moelis & Co., Class A	9,300	365,955
Moody’s Corp.	25,650	6,976,030
Morgan Stanley	197,687	15,036,073
Morningstar, Inc.	3,200	773,856
MSCI, Inc.	13,334	5,495,608
Nasdaq, Inc.	20,000	3,050,800
Northern Trust Corp.	33,350	3,217,608
Open Lending Corp., Class A*	17,200	175,956
Piper Sandler Cos.	2,500	283,400
PJT Partners, Inc., Class A	1,900	133,532
Raymond James Financial, Inc.	30,000	2,682,300
Robinhood Markets, Inc., Class A (x)*	86,000	706,920
S&P Global, Inc.	52,634	17,740,816
SEI Investments Co.	16,150	872,423
State Street Corp.	63,550	3,917,858
StepStone Group, Inc., Class A	9,500	247,285
Stifel Financial Corp.	23,008	1,288,908
T. Rowe Price Group, Inc.	36,280	4,121,771
Tradeweb Markets, Inc., Class A	15,000	1,023,750
Virtu Financial, Inc., Class A	14,800	346,468
Virtus Investment Partners, Inc.	700	119,714
WisdomTree Investments, Inc.	11,200	56,784

		179,656,449

Consumer Finance (0.6%)
Ally Financial, Inc.	53,469	1,791,746
American Express Co.	93,256	12,927,147
Capital One Financial Corp.	61,270	6,383,721
Credit Acceptance Corp. (x)*	1,900	899,479
Discover Financial Services	46,870	4,432,965
FirstCash Holdings, Inc. (x)	7,272	505,477
Green Dot Corp., Class A*	4,600	115,506
LendingTree, Inc.*	1,400	61,348
Navient Corp.	21,684	303,359
Nelnet, Inc., Class A	4,600	392,150
OneMain Holdings, Inc.	17,900	669,102
PROG Holdings, Inc.*	8,890	146,685
SLM Corp.	66,084	1,053,379
SoFi Technologies, Inc. (x)*	123,000	648,210
Synchrony Financial	82,352	2,274,562
Upstart Holdings, Inc. (x)*	7,291	230,541

		32,835,377

Diversified Financial Services (1.4%)
Apollo Global Management, Inc.	71,086	3,446,249
Berkshire Hathaway, Inc., Class B*	279,536	76,318,919
Cannae Holdings, Inc.*	9,060	175,220
Voya Financial, Inc.	22,900	1,363,237

		81,303,625

Insurance (2.4%)
Aflac, Inc.	102,000	5,643,660
Alleghany Corp.*	2,154	1,794,497
Allstate Corp. (The)	44,340	5,619,208
Ambac Financial Group, Inc.*	3,600	40,860
American Equity Investment Life Holding Co.	12,700	464,439
American Financial Group, Inc.	12,030	1,669,884
American International Group, Inc.	130,736	6,684,532
Aon plc, Class A	32,619	8,796,692
Arch Capital Group Ltd.*	62,000	2,820,380

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Argo Group International Holdings Ltd.	2,875	$105,973
Arthur J Gallagher & Co.	34,600	5,641,184
Assurant, Inc.	9,000	1,555,650
Assured Guaranty Ltd.	10,000	557,900
Axis Capital Holdings Ltd.	17,270	985,944
Brighthouse Financial, Inc.*	16,532	678,143
Brown & Brown, Inc.	39,900	2,327,766
BRP Group, Inc., Class A*	10,300	248,745
Chubb Ltd.	65,351	12,846,700
Cincinnati Financial Corp.	24,720	2,941,186
CNA Financial Corp.	9,200	413,080
CNO Financial Group, Inc.	20,500	370,845
eHealth, Inc.*	4,200	39,186
Employers Holdings, Inc.	1,800	75,402
Enstar Group Ltd.*	1,400	299,572
Erie Indemnity Co., Class A	5,900	1,133,921
Everest Re Group Ltd.	6,100	1,709,708
Fidelity National Financial, Inc.	43,180	1,595,933
First American Financial Corp.	17,600	931,392
Genworth Financial, Inc., Class A*	40,300	142,259
Globe Life, Inc.	15,905	1,550,260
Goosehead Insurance, Inc., Class A	3,500	159,845
Hanover Insurance Group, Inc. (The)	6,190	905,288
Hartford Financial Services Group, Inc. (The)	54,110	3,540,417
Horace Mann Educators Corp.	1,300	49,894
James River Group Holdings Ltd.	1,700	42,126
Kemper Corp.	9,282	444,608
Kinsale Capital Group, Inc.	3,800	872,632
Lemonade, Inc. (x)*	6,300	115,038
Lincoln National Corp.	30,350	1,419,470
Loews Corp.	33,092	1,961,032
Markel Corp.*	2,160	2,793,420
Marsh & McLennan Cos., Inc.	79,950	12,412,237
MBIA, Inc.*	7,600	93,860
Mercury General Corp.	6,600	292,380
MetLife, Inc.	113,460	7,124,153
Old Republic International Corp.	47,894	1,070,910
Primerica, Inc.	9,800	1,172,962
Principal Financial Group, Inc.	44,500	2,972,155
ProAssurance Corp.	5,300	125,239
Progressive Corp. (The)	92,000	10,696,840
Prudential Financial, Inc.	60,231	5,762,902
Reinsurance Group of America, Inc.	12,610	1,479,027
RenaissanceRe Holdings Ltd.	9,760	1,526,171
RLI Corp.	8,880	1,035,319
Ryan Specialty Holdings, Inc., Class A*	5,600	219,464
Selective Insurance Group, Inc.	13,700	1,191,078
Selectquote, Inc.*	16,700	41,416
SiriusPoint Ltd.*	9,100	49,322
Travelers Cos., Inc. (The)	39,370	6,658,648
Trupanion, Inc.*	5,200	313,352
Unum Group	32,000	1,088,640
W R Berkley Corp.	33,600	2,293,536
White Mountains Insurance Group Ltd.	500	623,065
Willis Towers Watson plc	17,200	3,395,108

		143,626,455

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT)	103,900	1,150,173
Annaly Capital Management, Inc. (REIT)	277,153	1,637,974
Apollo Commercial Real Estate Finance, Inc. (REIT)	17,300	180,612
Arbor Realty Trust, Inc. (REIT)	19,200	251,712
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	21,000	581,070
Chimera Investment Corp. (REIT)	44,040	388,433
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT) (x)	12,700	480,822
New Residential Investment Corp. (REIT)	66,550	620,246
Starwood Property Trust, Inc. (REIT)	57,200	1,194,908

		6,485,950

Thrifts & Mortgage Finance (0.1%)
Axos Financial, Inc.*	7,500	268,875
Capitol Federal Financial, Inc.	13,886	127,473
Columbia Financial, Inc.*	6,200	135,222
Enact Holdings, Inc. (x)	7,100	152,508
Essent Group Ltd.	17,600	684,640
Flagstar Bancorp, Inc.	5,000	177,250
Kearny Financial Corp.	18,232	202,558
MGIC Investment Corp.	75,800	955,080
Mr Cooper Group, Inc.*	10,400	382,096
New York Community Bancorp, Inc.	108,550	991,062
PennyMac Financial Services, Inc.	10,833	473,510
Provident Financial Services, Inc.	100	2,226
Radian Group, Inc.	50,400	990,360
Rocket Cos., Inc., Class A (x)	52,000	382,720
TFS Financial Corp.	18,800	258,124
Walker & Dunlop, Inc.	3,100	298,654
WSFS Financial Corp.	5,290	212,076

		6,694,434

Total Financials		675,951,464

Health Care (14.7%)
Biotechnology (2.5%)
AbbVie, Inc.	273,830	41,939,803
ACADIA Pharmaceuticals, Inc.*	38,200	538,238
Agios Pharmaceuticals, Inc.*	8,400	186,228
Alector, Inc.*	6,800	69,088
Alkermes plc*	25,200	750,708
Allogene Therapeutics, Inc. (x)*	24,600	280,440
Allovir, Inc. (x)*	1,600	6,240
Alnylam Pharmaceuticals, Inc.*	20,100	2,931,585
ALX Oncology Holdings, Inc. (x)*	5,100	41,259
Amgen, Inc.	82,768	20,137,454
Amicus Therapeutics, Inc.*	26,600	285,684
AnaptysBio, Inc.*	6,600	133,980
Anavex Life Sciences Corp. (x)*	23,900	239,239
Apellis Pharmaceuticals, Inc.*	14,000	633,080
Arcturus Therapeutics Holdings, Inc.*	400	6,296
Arcus Biosciences, Inc.*	14,800	375,032
Arrowhead Pharmaceuticals, Inc.*	18,200	640,822
Beam Therapeutics, Inc.*	6,900	267,099
BioCryst Pharmaceuticals, Inc.*	35,300	373,474

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Biogen, Inc.*	22,560	$4,600,886
Biohaven Pharmaceutical Holding Co. Ltd.*	9,600	1,398,816
BioMarin Pharmaceutical, Inc.*	33,800	2,801,006
Blueprint Medicines Corp.*	9,200	464,692
Bridgebio Pharma, Inc. (x)*	16,344	148,404
C4 Therapeutics, Inc.*	6,000	45,240
CareDx, Inc.*	4,800	103,104
Cerevel Therapeutics Holdings, Inc. (x)*	12,800	338,432
ChemoCentryx, Inc.*	12,100	299,838
Cytokinetics, Inc. (x)*	12,600	495,054
Denali Therapeutics, Inc.*	14,300	420,849
Editas Medicine, Inc. (x)*	11,500	136,045
Emergent BioSolutions, Inc.*	8,400	260,736
Enanta Pharmaceuticals, Inc.*	1,300	61,451
EQRx, Inc. (x)*	29,000	136,010
Exact Sciences Corp.*	26,700	1,051,713
Exelixis, Inc.*	63,800	1,328,316
Fate Therapeutics, Inc. (x)*	12,600	312,228
FibroGen, Inc.*	14,700	155,232
Forma Therapeutics Holdings, Inc.*	1,300	8,957
Gilead Sciences, Inc.	197,691	12,219,281
Global Blood Therapeutics, Inc.*	9,000	287,550
Halozyme Therapeutics, Inc.*	17,900	787,600
Heron Therapeutics, Inc. (x)*	24,300	67,797
Horizon Therapeutics plc*	35,600	2,839,456
IGM Biosciences, Inc. (x)*	4,800	86,544
ImmunityBio, Inc. (x)*	29,500	109,740
ImmunoGen, Inc.*	32,100	144,450
Incyte Corp.*	33,400	2,537,398
Inovio Pharmaceuticals, Inc. (x)*	47,300	81,829
Insmed, Inc.*	16,100	317,492
Instil Bio, Inc. (x)*	1,500	6,930
Intellia Therapeutics, Inc.*	10,500	543,480
Ionis Pharmaceuticals, Inc.*	24,800	918,096
Iovance Biotherapeutics, Inc.*	21,800	240,672
Ironwood Pharmaceuticals, Inc.*	48,900	563,817
Karuna Therapeutics, Inc.*	3,400	430,134
Karyopharm Therapeutics, Inc. (x)*	32,000	144,320
Kodiak Sciences, Inc.*	3,500	26,740
Krystal Biotech, Inc.*	2,100	137,886
Kura Oncology, Inc.*	12,500	229,125
Kymera Therapeutics, Inc.*	6,500	127,985
Ligand Pharmaceuticals, Inc.*	2,300	205,206
MacroGenics, Inc.*	15,200	44,840
Madrigal Pharmaceuticals, Inc.*	3,500	250,530
Mersana Therapeutics, Inc.*	20,500	94,710
Mirati Therapeutics, Inc.*	7,300	490,049
Moderna, Inc.*	53,617	7,659,188
Morphic Holding, Inc.*	3,100	67,270
Myriad Genetics, Inc.*	11,500	208,955
Natera, Inc.*	13,400	474,896
Neurocrine Biosciences, Inc.*	18,900	1,842,372
Nkarta, Inc.*	800	9,856
Novavax, Inc. (x)*	12,200	627,446
Organogenesis Holdings, Inc.*	25,100	122,488
PDL BioPharma, Inc. (r)(x)*	46,000	25,766
Protagonist Therapeutics, Inc.*	6,000	47,460
Prothena Corp. plc*	7,800	211,770
PTC Therapeutics, Inc.*	8,000	320,480
Recursion Pharmaceuticals, Inc., Class A (x)*	1,000	8,140
Regeneron Pharmaceuticals, Inc.*	16,200	9,576,306
REGENXBIO, Inc.*	7,400	182,780
Relay Therapeutics, Inc. (x)*	22,001	368,517
Replimune Group, Inc.*	1,100	19,228
REVOLUTION Medicines, Inc.*	9,200	179,308
Rocket Pharmaceuticals, Inc. (x)*	8,900	122,464
Sage Therapeutics, Inc.*	8,600	277,780
Sana Biotechnology, Inc. (x)*	14,595	93,846
Sangamo Therapeutics, Inc.*	29,200	120,888
Sarepta Therapeutics, Inc.*	12,700	951,992
Seagen, Inc.*	21,374	3,781,916
Sorrento Therapeutics, Inc. (x)*	40,700	81,807
SpringWorks Therapeutics, Inc. (x)*	5,000	123,100
Stoke Therapeutics, Inc.*	500	6,605
TG Therapeutics, Inc.*	20,700	87,975
Turning Point Therapeutics, Inc.*	7,600	571,900
Twist Bioscience Corp.*	6,900	241,224
Ultragenyx Pharmaceutical, Inc.*	10,800	644,328
United Therapeutics Corp.*	7,100	1,673,044
Vaxcyte, Inc.*	1,100	23,936
Veracyte, Inc.*	7,600	151,240
Vericel Corp.*	3,600	90,648
Vertex Pharmaceuticals, Inc.*	39,600	11,158,884
Vir Biotechnology, Inc.*	10,700	272,529
Xencor, Inc.*	8,900	243,593
Y-mAbs Therapeutics, Inc.*	200	3,026
Zentalis Pharmaceuticals, Inc. (x)*	6,900	193,890

		151,205,256

Health Care Equipment & Supplies (2.7%)
Abbott Laboratories	265,712	28,869,609
ABIOMED, Inc.*	8,500	2,103,835
Align Technology, Inc.*	12,900	3,053,043
AtriCure, Inc.*	6,800	277,848
Avanos Medical, Inc.*	7,975	218,037
Axonics, Inc.*	5,200	294,684
Baxter International, Inc.	80,080	5,143,538
Becton Dickinson and Co.	44,013	10,850,525
Boston Scientific Corp.*	230,700	8,598,189
Butterfly Network, Inc. (x)*	35,700	109,599
CONMED Corp.	7,300	699,048
Cooper Cos., Inc. (The)	8,400	2,630,208
CryoPort, Inc.*	3,300	102,234
Dentsply Sirona, Inc.	34,405	1,229,291
Dexcom, Inc.*	64,000	4,769,920
Edwards Lifesciences Corp.*	95,700	9,100,113
Embecta Corp.*	9,202	232,995
Enovis Corp.*	4,333	238,315
Envista Holdings Corp.*	21,763	838,746
Figs, Inc., Class A (x)*	12,900	117,519
Glaukos Corp.*	6,800	308,856
Globus Medical, Inc., Class A (x)*	14,100	791,574
Haemonetics Corp.*	8,200	534,476
Heska Corp.*	800	75,608
Hologic, Inc.*	38,100	2,640,330
ICU Medical, Inc.*	3,200	526,048
IDEXX Laboratories, Inc.*	13,800	4,840,074
Inari Medical, Inc. (x)*	7,400	503,126
Inogen, Inc.*	3,600	87,048

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Insulet Corp.*	11,300	$2,462,722
Integer Holdings Corp.*	3,500	247,310
Integra LifeSciences Holdings Corp.*	14,600	788,838
Intuitive Surgical, Inc.*	57,100	11,460,541
iRhythm Technologies, Inc.*	4,900	529,347
Lantheus Holdings, Inc.*	8,700	574,461
LivaNova plc*	5,100	318,597
Masimo Corp.*	9,200	1,202,164
Medtronic plc	207,085	18,585,879
Meridian Bioscience, Inc.*	7,500	228,150
Merit Medical Systems, Inc.*	7,800	423,306
Natus Medical, Inc.*	6,700	219,559
Neogen Corp.*	16,400	395,076
Nevro Corp.*	5,600	245,448
Novocure Ltd.*	17,900	1,244,050
NuVasive, Inc.*	7,650	376,074
Omnicell, Inc.*	7,900	898,625
Outset Medical, Inc.*	7,368	109,488
Penumbra, Inc.*	6,300	784,476
Pulmonx Corp. (x)*	3,800	55,936
QuidelOrtho Corp.*	7,797	757,712
ResMed, Inc.	23,800	4,989,194
Shockwave Medical, Inc.*	4,600	879,382
Silk Road Medical, Inc. (x)*	6,800	247,452
STAAR Surgical Co.*	8,000	567,440
STERIS plc	13,509	2,784,880
Stryker Corp.	55,570	11,054,540
Tandem Diabetes Care, Inc.*	10,300	609,657
Teleflex, Inc.	7,700	1,893,045
Treace Medical Concepts, Inc.*	1,300	18,642
Varex Imaging Corp.*	8,924	190,884
Zimmer Biomet Holdings, Inc.	36,800	3,866,208
Zimvie, Inc.*	3,680	58,917

		158,852,436

Health Care Providers & Services (3.2%)
1Life Healthcare, Inc.*	19,200	150,528
Acadia Healthcare Co., Inc.*	14,500	980,635
Accolade, Inc.*	9,200	68,080
AdaptHealth Corp.*	16,900	304,876
Addus HomeCare Corp.*	200	16,656
Agiliti, Inc.*	4,100	84,091
agilon health, Inc. (x)*	26,700	582,861
Alignment Healthcare, Inc.*	6,100	69,601
Amedisys, Inc.*	5,800	609,696
AmerisourceBergen Corp.	23,400	3,310,632
AMN Healthcare Services, Inc.*	5,600	614,376
Apollo Medical Holdings, Inc. (x)*	9,200	355,028
Aveanna Healthcare Holdings, Inc. (x)*	7,400	16,724
Brookdale Senior Living, Inc.*	36,435	165,415
Cardinal Health, Inc.	45,200	2,362,604
Castle Biosciences, Inc.*	2,500	54,875
Centene Corp.*	91,600	7,750,276
Chemed Corp.	3,000	1,408,170
Cigna Corp.	48,376	12,748,044
Community Health Systems, Inc.*	19,367	72,626
CorVel Corp.*	1,700	250,359
Covetrus, Inc.*	13,120	272,240
CVS Health Corp.	203,134	18,822,397
DaVita, Inc.*	13,300	1,063,468
Elevance Health, Inc.	37,380	18,038,840
Encompass Health Corp.	18,500	1,036,925
Ensign Group, Inc. (The)	5,800	426,126
Fulgent Genetics, Inc.*	300	16,359
Guardant Health, Inc.*	13,500	544,590
HCA Healthcare, Inc.	34,900	5,865,294
HealthEquity, Inc.*	13,100	804,209
Henry Schein, Inc.*	25,900	1,987,566
Humana, Inc.	19,600	9,174,172
Innovage Holding Corp. (x)*	1,200	5,256
Invitae Corp. (x)*	33,000	80,520
Laboratory Corp. of America Holdings	14,335	3,359,551
LHC Group, Inc.*	6,300	981,162
LifeStance Health Group, Inc. (x)*	18,700	103,972
McKesson Corp.	22,480	7,333,201
MEDNAX, Inc.*	15,240	320,192
ModivCare, Inc.*	200	16,900
Molina Healthcare, Inc.*	10,400	2,907,944
National Research Corp.	100	3,828
Oak Street Health, Inc. (x)*	16,100	264,684
OPKO Health, Inc.*	104,600	264,638
Option Care Health, Inc.*	23,425	650,981
Owens & Minor, Inc.	12,400	389,980
Patterson Cos., Inc.	12,600	381,780
Pennant Group, Inc. (The)*	2,100	26,901
Premier, Inc., Class A	21,200	756,416
Privia Health Group, Inc.*	8,900	259,168
Progyny, Inc.*	8,900	258,545
Quest Diagnostics, Inc.	19,830	2,636,993
R1 RCM, Inc.*	15,700	329,072
RadNet, Inc.*	1,000	17,280
Select Medical Holdings Corp.	13,600	321,232
Signify Health, Inc., Class A (x)*	29,634	408,949
Surgery Partners, Inc.*	11,598	335,414
Tenet Healthcare Corp.*	19,600	1,030,176
UnitedHealth Group, Inc.	144,957	74,454,264
Universal Health Services, Inc., Class B	11,280	1,136,009

		189,063,347

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	22,950	340,348
American Well Corp., Class A*	33,300	143,856
Certara, Inc.*	16,330	350,442
Change Healthcare, Inc.*	41,941	967,159
Definitive Healthcare Corp. (x)*	12,000	275,160
Doximity, Inc., Class A (x)*	14,800	515,336
Evolent Health, Inc., Class A*	14,600	448,366
Health Catalyst, Inc.*	4,500	65,205
Inspire Medical Systems, Inc.*	4,500	822,015
Multiplan Corp. (x)*	65,700	360,693
NextGen Healthcare, Inc.*	11,200	195,328
Nutex Health, Inc. (x)*	27,000	87,075
Phreesia, Inc.*	6,100	152,561
Schrodinger, Inc.*	14,100	372,381
Teladoc Health, Inc. (x)*	24,260	805,675
Veeva Systems, Inc., Class A*	22,700	4,495,508

		10,397,108

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Life Sciences Tools & Services (1.8%)
10X Genomics, Inc., Class A*	13,900	$628,975
AbCellera Biologics, Inc.*	29,100	309,915
Adaptive Biotechnologies Corp. (x)*	13,507	109,272
Agilent Technologies, Inc.	49,830	5,918,309
Avantor, Inc.*	96,094	2,988,524
Azenta, Inc.	11,587	835,423
Bionano Genomics, Inc. (x)*	80,000	110,400
Bio-Rad Laboratories, Inc., Class A*	4,000	1,980,000
Bio-Techne Corp.	6,450	2,235,828
Bruker Corp.	18,000	1,129,680
Charles River Laboratories International, Inc.*	9,050	1,936,429
Codexis, Inc.*	600	6,276
Danaher Corp.	101,660	25,772,843
Illumina, Inc.*	24,100	4,443,076
IQVIA Holdings, Inc.*	29,180	6,331,768
Maravai LifeSciences Holdings, Inc., Class A*	11,581	329,016
Medpace Holdings, Inc.*	4,500	673,515
Mettler-Toledo International, Inc.*	3,700	4,250,449
NanoString Technologies, Inc.*	7,600	96,520
NeoGenomics, Inc. (x)*	17,900	145,885
Pacific Biosciences of California, Inc. (x)*	30,600	135,252
PerkinElmer, Inc.	18,600	2,645,292
QIAGEN NV*	35,932	1,695,990
Quanterix Corp.*	4,400	71,236
Repligen Corp.*	9,700	1,575,280
Seer, Inc. (x)*	12,500	111,875
Sotera Health Co.*	15,731	308,170
Syneos Health, Inc.*	14,000	1,003,520
Thermo Fisher Scientific, Inc.	60,650	32,949,932
Waters Corp.*	9,500	3,144,310
West Pharmaceutical Services, Inc.	12,200	3,688,914

		107,561,874

Pharmaceuticals (4.3%)
Aerie Pharmaceuticals, Inc.*	14,000	105,000
Amneal Pharmaceuticals, Inc.*	35,500	112,890
Arvinas, Inc.*	9,500	399,855
Atea Pharmaceuticals, Inc.*	12,500	88,750
Axsome Therapeutics, Inc. (x)*	5,400	206,820
Bristol-Myers Squibb Co.	330,044	25,413,388
Catalent, Inc.*	27,600	2,961,204
Corcept Therapeutics, Inc.*	16,500	392,370
Elanco Animal Health, Inc.*	74,632	1,465,026
Eli Lilly and Co.	130,610	42,347,680
Endo International plc (x)*	50,254	23,403
Harmony Biosciences Holdings, Inc.*	4,500	219,465
Innoviva, Inc.*	6,818	100,634
Intra-Cellular Therapies, Inc.*	12,000	684,960
Jazz Pharmaceuticals plc*	12,100	1,887,721
Johnson & Johnson	407,760	72,381,478
Merck & Co., Inc.	391,990	35,737,728
Nektar Therapeutics (x)*	31,600	120,080
NGM Biopharmaceuticals, Inc.*	500	6,410
Organon & Co.	43,109	1,454,929
Pacira BioSciences, Inc.*	7,400	431,420
Perrigo Co. plc	28,300	1,148,131
Pfizer, Inc.	879,117	46,092,104
Phibro Animal Health Corp., Class A	1,200	22,956
Prestige Consumer Healthcare, Inc.*	6,000	352,800
Reata Pharmaceuticals, Inc., Class A*	3,800	115,482
Revance Therapeutics, Inc.*	9,300	128,526
Royalty Pharma plc, Class A	54,600	2,295,384
Theravance Biopharma, Inc.*	13,700	124,122
Viatris, Inc.	228,374	2,391,076
Zoetis, Inc.	73,000	12,547,970

		251,759,762

Total Health Care		868,839,783

Industrials (8.8%)
Aerospace & Defense (1.7%)
Aerojet Rocketdyne Holdings, Inc.*	12,200	495,320
AeroVironment, Inc.*	2,100	172,620
Axon Enterprise, Inc.*	11,900	1,108,723
Boeing Co. (The)*	87,100	11,908,312
BWX Technologies, Inc.	17,800	980,602
Curtiss-Wright Corp.	9,200	1,214,952
General Dynamics Corp.	39,870	8,821,237
HEICO Corp.	10,141	1,329,688
HEICO Corp., Class A	14,845	1,564,366
Hexcel Corp.	21,200	1,108,972
Howmet Aerospace, Inc.	60,229	1,894,202
Huntington Ingalls Industries, Inc.	6,200	1,350,484
Kratos Defense & Security Solutions, Inc.*	10,200	141,576
L3Harris Technologies, Inc.	30,991	7,490,525
Lockheed Martin Corp.	36,760	15,805,330
Maxar Technologies, Inc.	2,800	73,052
Mercury Systems, Inc.*	5,400	347,382
Moog, Inc., Class A	5,500	436,645
Northrop Grumman Corp.	23,150	11,078,896
Parsons Corp.*	10,239	413,860
Raytheon Technologies Corp.	230,367	22,140,572
Spirit AeroSystems Holdings, Inc., Class A	19,000	556,700
Textron, Inc.	40,200	2,455,014
TransDigm Group, Inc.*	8,550	4,588,528
Woodward, Inc.	10,430	964,671

		98,442,229

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	20,430	2,070,989
Expeditors International of Washington, Inc.	28,800	2,806,848
FedEx Corp.	39,050	8,853,026
GXO Logistics, Inc.*	17,800	770,206
Hub Group, Inc., Class A*	3,000	212,820
United Parcel Service, Inc., Class B	113,950	20,800,433

		35,514,322

Airlines (0.2%)
Alaska Air Group, Inc.*	26,900	1,077,345
Allegiant Travel Co.*	2,200	248,798
American Airlines Group, Inc. (x)*	105,200	1,333,936
Delta Air Lines, Inc.*	100,550	2,912,933
Frontier Group Holdings, Inc. (x)*	2,800	26,236

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
JetBlue Airways Corp.*	69,900	$585,063
SkyWest, Inc.*	7,700	163,625
Southwest Airlines Co.*	94,100	3,398,892
Spirit Airlines, Inc.*	13,100	312,304
United Airlines Holdings, Inc.*	52,840	1,871,593

		11,930,725

Building Products (0.6%)
A O Smith Corp.	21,900	1,197,492
AAON, Inc.	5,800	317,608
Advanced Drainage Systems, Inc.	9,900	891,693
Allegion plc	14,212	1,391,355
Armstrong World Industries, Inc.	10,400	779,584
AZEK Co., Inc. (The)*	19,900	333,126
Builders FirstSource, Inc.*	29,990	1,610,463
Carlisle Cos., Inc.	9,500	2,266,795
Carrier Global Corp.	135,571	4,834,462
Fortune Brands Home & Security, Inc.	23,350	1,398,198
Hayward Holdings, Inc.*	6,200	89,218
Johnson Controls International plc	111,171	5,322,867
Lennox International, Inc.	6,910	1,427,537
Masco Corp.	40,000	2,024,000
Owens Corning	19,270	1,431,954
Resideo Technologies, Inc.*	17,050	331,111
Simpson Manufacturing Co., Inc.	6,100	613,721
Trane Technologies plc	36,912	4,793,761
Trex Co., Inc. (x)*	20,500	1,115,610
UFP Industries, Inc.	11,500	783,610
Zurn Water Solutions Corp.	14,900	405,876

		33,360,041

Commercial Services & Supplies (0.6%)
ABM Industries, Inc.	2,100	91,182
Brady Corp., Class A	7,200	340,128
Brink’s Co. (The)	7,200	437,112
Casella Waste Systems, Inc., Class A*	6,200	450,616
Cintas Corp.	13,700	5,117,361
Clean Harbors, Inc.*	10,000	876,700
Copart, Inc.*	36,700	3,987,822
CoreCivic, Inc. (REIT)*	18,400	204,424
Deluxe Corp.	6,100	132,187
Driven Brands Holdings, Inc.*	9,831	270,746
Healthcare Services Group, Inc.	10,700	186,287
HNI Corp.	5,200	180,388
IAA, Inc.*	27,700	907,729
KAR Auction Services, Inc.*	27,700	409,129
Matthews International Corp., Class A	7,100	203,557
MSA Safety, Inc.	5,900	714,313
Republic Services, Inc.	31,935	4,179,333
Rollins, Inc.	47,250	1,649,970
Stericycle, Inc.*	21,800	955,930
Tetra Tech, Inc.	9,300	1,269,915
UniFirst Corp.	2,700	464,886
Waste Management, Inc.	66,450	10,165,521

		33,195,236

Construction & Engineering (0.2%)
AECOM	24,002	1,565,411
Ameresco, Inc., Class A*	7,500	341,700
API Group Corp.*	29,700	444,609
Arcosa, Inc.	4,080	189,434
Comfort Systems USA, Inc.	1,700	141,355
EMCOR Group, Inc.	9,500	978,120
Fluor Corp.*	22,300	542,782
MasTec, Inc.*	11,000	788,260
MDU Resources Group, Inc.	48,250	1,302,268
Quanta Services, Inc.	24,350	3,052,029
Valmont Industries, Inc.	3,100	696,353
WillScot Mobile Mini Holdings Corp.*	28,803	933,793

		10,976,114

Electrical Equipment (0.6%)
Acuity Brands, Inc.	6,100	939,644
AMETEK, Inc.	38,175	4,195,051
Atkore, Inc.*	8,100	672,381
Bloom Energy Corp., Class A*	15,300	252,450
ChargePoint Holdings, Inc. (x)*	36,100	494,209
Eaton Corp. plc	64,797	8,163,774
Emerson Electric Co.	94,510	7,517,325
EnerSys	4,900	288,904
FuelCell Energy, Inc. (x)*	49,900	187,125
Generac Holdings, Inc.*	11,100	2,337,438
GrafTech International Ltd.	3,300	23,331
Hubbell, Inc.	8,700	1,553,646
nVent Electric plc	26,353	825,640
Plug Power, Inc. (x)*	82,900	1,373,653
Regal Rexnord Corp.	11,922	1,353,385
Rockwell Automation, Inc.	20,100	4,006,131
Sensata Technologies Holding plc	27,100	1,119,501
Shoals Technologies Group, Inc., Class A*	15,322	252,507
Stem, Inc. (x)*	16,300	116,708
Sunrun, Inc.*	33,000	770,880
Vertiv Holdings Co.	48,500	398,670
Vicor Corp.*	1,800	98,514

		36,940,867

Industrial Conglomerates (0.7%)
3M Co.	90,230	11,676,665
General Electric Co.	174,045	11,081,445
Honeywell International, Inc.	105,500	18,336,955

		41,095,065

Machinery (1.7%)
AGCO Corp.	12,400	1,223,880
Allison Transmission Holdings, Inc.	10,500	403,725
Altra Industrial Motion Corp.	9,200	324,300
Barnes Group, Inc.	9,800	305,172
Caterpillar, Inc.	82,610	14,767,364
Chart Industries, Inc.*	6,500	1,087,970
Crane Holdings Co.	7,900	691,724
Cummins, Inc.	22,560	4,366,037
Deere & Co.	44,740	13,398,288
Desktop Metal, Inc., Class A (x)*	44,600	98,120
Donaldson Co., Inc.	26,500	1,275,710
Dover Corp.	25,190	3,056,051
Enerpac Tool Group Corp.	200	3,804
Esab Corp.	6,033	263,944
Evoqua Water Technologies Corp.*	17,300	562,423
Flowserve Corp.	26,640	762,703

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Fortive Corp.	55,530	$3,019,721
Franklin Electric Co., Inc.	7,500	549,450
Gates Industrial Corp. plc*	24,100	260,521
Graco, Inc.	29,480	1,751,407
Hillenbrand, Inc.	9,000	368,640
IDEX Corp.	12,240	2,223,151
Illinois Tool Works, Inc.	49,510	9,023,197
Ingersoll Rand, Inc.	61,666	2,594,905
ITT, Inc.	19,525	1,312,861
John Bean Technologies Corp.	4,400	485,848
Kennametal, Inc.	3,090	71,781
Lincoln Electric Holdings, Inc.	9,660	1,191,658
Middleby Corp. (The)*	9,700	1,215,992
Mueller Industries, Inc.	8,500	452,965
Mueller Water Products, Inc., Class A	20,800	243,984
Nikola Corp. (x)*	33,000	157,080
Nordson Corp.	10,660	2,158,010
Oshkosh Corp.	11,600	952,824
Otis Worldwide Corp.	67,374	4,761,321
PACCAR, Inc.	52,830	4,350,022
Parker-Hannifin Corp.	20,710	5,095,695
Pentair plc	27,287	1,248,926
Proto Labs, Inc.*	5,000	239,200
RBC Bearings, Inc.*	3,900	721,305
Snap-on, Inc.	9,200	1,812,676
Stanley Black & Decker, Inc.	27,235	2,855,862
Terex Corp.	930	25,454
Timken Co. (The)	12,640	670,552
Toro Co. (The)	20,380	1,544,600
Trinity Industries, Inc.	13,740	332,783
Watts Water Technologies, Inc., Class A	4,000	491,360
Welbilt, Inc.*	31,500	750,015
Westinghouse Air Brake Technologies Corp.	28,387	2,330,005
Xylem, Inc.	33,550	2,622,939

		100,477,925

Marine (0.0%)†
Kirby Corp.*	7,450	453,258
Matson, Inc.	6,900	502,872

		956,130

Professional Services (0.6%)
ASGN, Inc.*	8,400	758,100
Booz Allen Hamilton Holding Corp.	20,300	1,834,308
CACI International, Inc., Class A*	3,800	1,070,764
CBIZ, Inc.*	12,220	488,311
Clarivate plc*	68,300	946,638
CoStar Group, Inc.*	67,350	4,068,614
Dun & Bradstreet Holdings, Inc.*	32,600	489,978
Equifax, Inc.	20,520	3,750,646
Exponent, Inc.	10,600	969,582
FTI Consulting, Inc.*	7,200	1,302,120
Huron Consulting Group, Inc.*	2,400	155,976
Insperity, Inc.	6,400	638,912
Jacobs Engineering Group, Inc.	22,800	2,898,564
KBR, Inc.	27,600	1,335,564
Korn Ferry	5,600	324,912
Legalzoom.com, Inc. (x)*	7,900	86,821
Leidos Holdings, Inc.	22,348	2,250,667
ManpowerGroup, Inc.	9,780	747,290
ManTech International Corp., Class A	4,600	439,070
Nielsen Holdings plc	56,200	1,304,964
Resources Connection, Inc.	16,950	345,271
Robert Half International, Inc.	19,260	1,442,381
Science Applications International Corp.	9,001	837,993
TransUnion	30,305	2,424,097
TriNet Group, Inc.*	4,100	318,242
Upwork, Inc.*	16,300	337,084
Verisk Analytics, Inc.	25,800	4,465,722

		36,032,591

Road & Rail (1.0%)
AMERCO	1,400	669,522
Avis Budget Group, Inc.*	6,500	956,020
CSX Corp.	336,550	9,780,143
Heartland Express, Inc.	11,700	162,747
Hertz Global Holdings, Inc. (x)*	36,100	571,824
JB Hunt Transport Services, Inc.	15,250	2,401,418
Knight-Swift Transportation Holdings, Inc.	30,935	1,431,981
Landstar System, Inc.	6,250	908,875
Lyft, Inc., Class A*	43,400	576,352
Norfolk Southern Corp.	36,870	8,380,182
Old Dominion Freight Line, Inc.	16,625	4,260,655
Ryder System, Inc.	9,200	653,752
Saia, Inc.*	4,800	902,400
Schneider National, Inc., Class B	15,595	349,016
TuSimple Holdings, Inc., Class A (x)*	21,200	153,276
Uber Technologies, Inc.*	292,789	5,990,463
Union Pacific Corp.	97,320	20,756,410
Werner Enterprises, Inc.	5,700	219,678
XPO Logistics, Inc.*	17,800	857,248

		59,981,962

Trading Companies & Distributors (0.3%)
Air Lease Corp.	21,000	702,030
Applied Industrial Technologies, Inc.	4,300	413,531
Beacon Roofing Supply, Inc.*	7,600	390,336
Boise Cascade Co.	6,200	368,838
Core & Main, Inc., Class A*	8,000	178,400
Fastenal Co.	97,600	4,872,192
GATX Corp.	5,000	470,800
Herc Holdings, Inc.	3,200	288,480
MSC Industrial Direct Co., Inc., Class A	7,100	533,281
SiteOne Landscape Supply, Inc.*	6,700	796,429
Triton International Ltd.	7,200	379,080
United Rentals, Inc.*	12,522	3,041,719
Univar Solutions, Inc.*	22,900	569,523
Watsco, Inc.	5,210	1,244,252
WESCO International, Inc.*	8,586	919,561
WW Grainger, Inc.	7,950	3,612,718

		18,781,170

Total Industrials		517,684,377

Information Technology (25.3%)
Communications Equipment (0.7%)
Arista Networks, Inc.*	39,600	3,712,104

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Calix, Inc.*	8,800	$300,432
Ciena Corp.*	31,400	1,434,980
Cisco Systems, Inc.	644,270	27,471,673
F5, Inc.*	10,600	1,622,224
Juniper Networks, Inc.	51,600	1,470,600
Lumentum Holdings, Inc.*	14,146	1,123,475
Motorola Solutions, Inc.	27,221	5,705,522
NetScout Systems, Inc.*	1,300	44,005
Ubiquiti, Inc. (x)	1,017	252,430
Viasat, Inc.*	4,400	134,772
Viavi Solutions, Inc.*	33,650	445,189

		43,717,406

Electronic Equipment, Instruments & Components (0.7%)
Advanced Energy Industries, Inc.	5,400	394,092
Aeva Technologies, Inc. (x)*	11,100	34,743
Amphenol Corp., Class A	94,880	6,108,374
Arrow Electronics, Inc.*	13,600	1,524,424
Avnet, Inc.	17,920	768,410
Badger Meter, Inc.	1,500	121,335
Belden, Inc.	700	37,289
CDW Corp.	21,451	3,379,820
Cognex Corp.	30,400	1,292,608
Coherent, Inc.*	3,700	985,014
Corning, Inc.	121,190	3,818,697
Fabrinet*	5,100	413,610
II-VI, Inc. (x)*	18,490	942,065
Insight Enterprises, Inc.*	5,400	465,912
IPG Photonics Corp.*	6,400	602,432
Itron, Inc.*	7,110	351,447
Jabil, Inc.	22,000	1,126,620
Keysight Technologies, Inc.*	29,715	4,096,213
Littelfuse, Inc.	4,200	1,066,968
MicroVision, Inc. (x)*	33,100	127,104
National Instruments Corp.	23,000	718,290
Novanta, Inc.*	4,100	497,207
Plexus Corp.*	1,300	102,050
Rogers Corp.*	3,000	786,270
Sanmina Corp.*	6,800	276,964
TD SYNNEX Corp.	8,766	798,583
Teledyne Technologies, Inc.*	7,746	2,905,602
Trimble, Inc.*	41,500	2,416,545
Vishay Intertechnology, Inc.	6,700	119,394
Vontier Corp.	23,452	539,161
Zebra Technologies Corp., Class A*	9,000	2,645,550

		39,462,793

IT Services (4.4%)
Accenture plc, Class A	98,200	27,265,230
Affirm Holdings, Inc. (x)*	27,200	491,232
Akamai Technologies, Inc.*	26,600	2,429,378
Amdocs Ltd.	22,610	1,883,639
Automatic Data Processing, Inc.	66,450	13,957,158
Block, Inc., Class A*	80,124	4,924,421
Bread Financial Holdings, Inc.	7,900	292,774
Broadridge Financial Solutions, Inc.	18,309	2,609,948
Cloudflare, Inc., Class A*	41,600	1,820,000
Cognizant Technology Solutions Corp., Class A	87,300	5,891,877
Concentrix Corp.	8,766	1,189,020
Conduent, Inc.*	19,786	85,476
DigitalOcean Holdings, Inc. (x)*	8,000	330,880
DXC Technology Co.*	37,896	1,148,628
EPAM Systems, Inc.*	8,800	2,594,064
Euronet Worldwide, Inc.*	10,000	1,005,900
Evertec, Inc.	2,700	99,576
Evo Payments, Inc., Class A*	2,400	56,448
ExlService Holdings, Inc.*	4,500	662,985
Fastly, Inc., Class A*	13,300	154,413
Fidelity National Information Services, Inc.	96,969	8,889,148
Fiserv, Inc.*	94,702	8,425,637
FleetCor Technologies, Inc.*	12,600	2,647,386
Gartner, Inc.*	13,178	3,186,836
Genpact Ltd.	30,000	1,270,800
Global Payments, Inc.	43,276	4,788,057
Globant SA*	6,398	1,113,252
GoDaddy, Inc., Class A*	26,900	1,871,164
International Business Machines Corp.	139,431	19,686,263
Jack Henry & Associates, Inc.	11,430	2,057,629
Kyndryl Holdings, Inc.*	16,800	164,304
Marqeta, Inc., Class A*	66,800	541,748
Mastercard, Inc., Class A	133,400	42,085,032
Maximus, Inc.	10,400	650,104
MongoDB, Inc.*	10,100	2,620,950
Okta, Inc.*	19,900	1,798,960
Paychex, Inc.	51,910	5,910,992
PayPal Holdings, Inc.*	179,353	12,526,013
Paysafe Ltd. (x)*	51,800	101,010
Perficient, Inc.*	5,100	467,619
Rackspace Technology, Inc. (x)*	9,900	70,983
Sabre Corp.*	48,600	283,338
Snowflake, Inc., Class A*	32,016	4,452,145
SolarWinds Corp.	9,750	99,937
SS&C Technologies Holdings, Inc.	39,200	2,276,344
Switch, Inc., Class A	23,100	773,850
Thoughtworks Holding, Inc. (x)*	17,500	246,925
Toast, Inc., Class A (x)*	35,000	452,900
TTEC Holdings, Inc.	2,907	197,356
Twilio, Inc., Class A*	26,800	2,246,108
VeriSign, Inc.*	16,350	2,735,845
Verra Mobility Corp.*	6,900	108,399
Visa, Inc., Class A	255,112	50,229,002
Western Union Co. (The)	59,560	980,953
WEX, Inc.*	7,600	1,182,256
Wix.com Ltd.*	8,800	576,840

		256,609,132

Semiconductors & Semiconductor Equipment (4.6%)
Advanced Micro Devices, Inc.*	250,253	19,136,847
Allegro MicroSystems, Inc.*	18,654	385,951
Ambarella, Inc.*	5,700	373,122
Amkor Technology, Inc.	18,700	316,965
Analog Devices, Inc.	83,034	12,130,437
Applied Materials, Inc.	140,420	12,775,412
Broadcom, Inc.	61,880	30,061,923
Cirrus Logic, Inc.*	12,300	892,242
CMC Materials, Inc.	5,400	942,246
Diodes, Inc.*	5,900	380,963
Enphase Energy, Inc.*	21,900	4,275,756
Entegris, Inc.	24,940	2,297,722
First Solar, Inc.*	17,400	1,185,462

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
FormFactor, Inc.*	10,300	$398,919
GLOBALFOUNDRIES, Inc. (x)*	10,300	415,502
Intel Corp.	644,290	24,102,889
KLA Corp.	23,080	7,364,366
Kulicke & Soffa Industries, Inc.	7,500	321,075
Lam Research Corp.	21,475	9,151,571
Lattice Semiconductor Corp.*	23,300	1,130,050
MACOM Technology Solutions Holdings, Inc.*	1,700	78,370
Marvell Technology, Inc.	133,561	5,813,910
Microchip Technology, Inc.	87,440	5,078,515
Micron Technology, Inc.	180,550	9,980,804
MKS Instruments, Inc.	9,500	974,985
Monolithic Power Systems, Inc.	7,900	3,033,916
NVIDIA Corp.	373,140	56,564,293
ON Semiconductor Corp.*	71,600	3,602,196
Onto Innovation, Inc.*	7,900	550,946
Power Integrations, Inc.	11,000	825,110
Qorvo, Inc.*	17,127	1,615,419
QUALCOMM, Inc.	173,605	22,176,303
Rambus, Inc.*	1,800	38,682
Semtech Corp.*	13,600	747,592
Silicon Laboratories, Inc.*	8,740	1,225,523
SiTime Corp.*	1,600	260,848
Skyworks Solutions, Inc.	24,900	2,306,736
Synaptics, Inc.*	6,100	720,105
Teradyne, Inc.	26,110	2,338,150
Texas Instruments, Inc.	145,490	22,354,538
Universal Display Corp.	7,600	768,664
Wolfspeed, Inc.*	20,400	1,294,380

		270,389,405

Software (9.1%)
8x8, Inc.*	18,300	94,245
ACI Worldwide, Inc.*	17,400	450,486
Adobe, Inc.*	73,120	26,766,307
Alarm.com Holdings, Inc.*	5,800	358,788
Alkami Technology, Inc. (x)*	1,500	20,835
Altair Engineering, Inc., Class A*	5,900	309,750
Alteryx, Inc., Class A*	8,900	430,938
ANSYS, Inc.*	15,200	3,637,208
Appfolio, Inc., Class A*	1,800	163,152
Appian Corp. (x)*	6,600	312,576
AppLovin Corp., Class A (x)*	34,800	1,198,512
Asana, Inc., Class A*	37,600	661,008
Aspen Technology, Inc.*	4,872	894,889
Atlassian Corp. plc, Class A*	22,400	4,197,760
Autodesk, Inc.*	35,850	6,164,766
Avalara, Inc.*	14,000	988,400
Bentley Systems, Inc., Class B	22,300	742,590
Bill.com Holdings, Inc.*	14,700	1,616,118
Black Knight, Inc.*	27,142	1,774,815
Blackbaud, Inc.*	4,200	243,894
Blackline, Inc.*	8,500	566,100
Box, Inc., Class A*	22,100	555,594
C3.ai, Inc., Class A (x)*	9,400	171,644
Cadence Design Systems, Inc.*	44,030	6,605,821
CCC Intelligent Solutions Holdings, Inc.*	10,800	99,360
CDK Global, Inc.	18,502	1,013,355
Cerence, Inc.*	6,400	161,472
Ceridian HCM Holding, Inc.*	20,100	946,308
Citrix Systems, Inc.	23,450	2,278,636
CommVault Systems, Inc.*	400	25,160
Confluent, Inc., Class A (x)*	21,400	497,336
Consensus Cloud Solutions, Inc.*	3,066	133,923
Coupa Software, Inc.*	12,100	690,910
Crowdstrike Holdings, Inc., Class A*	32,000	5,393,920
Datadog, Inc., Class A*	40,700	3,876,268
Digital Turbine, Inc.*	14,600	255,062
DocuSign, Inc.*	32,100	1,841,898
Dolby Laboratories, Inc., Class A	12,700	908,812
Domo, Inc., Class B*	800	22,240
DoubleVerify Holdings, Inc.*	11,900	269,773
Dropbox, Inc., Class A*	41,200	864,788
Duck Creek Technologies, Inc.*	300	4,455
Dynatrace, Inc.*	31,400	1,238,416
Elastic NV*	10,000	676,700
Envestnet, Inc.*	8,800	464,376
Everbridge, Inc.*	5,100	142,239
Fair Isaac Corp.*	4,600	1,844,140
Five9, Inc.*	11,500	1,048,110
Fortinet, Inc.*	126,800	7,174,344
Guidewire Software, Inc.*	17,000	1,206,830
HubSpot, Inc.*	7,400	2,224,810
Informatica, Inc., Class A (x)*	13,800	286,626
InterDigital, Inc.	1,800	109,440
Intuit, Inc.	42,550	16,400,472
Jamf Holding Corp.*	2,000	49,540
LivePerson, Inc.*	1,000	14,140
LiveRamp Holdings, Inc.*	10,200	263,262
Mandiant Corp.*	33,600	733,152
Manhattan Associates, Inc.*	12,400	1,421,040
Marathon Digital Holdings, Inc. (x)*	15,400	82,236
Microsoft Corp.	1,159,478	297,788,735
MicroStrategy, Inc., Class A (x)*	1,500	246,450
Momentive Global, Inc.*	2,900	25,520
N-able, Inc.*	9,750	87,750
nCino, Inc.*	12,900	398,868
NCR Corp.*	22,700	706,197
New Relic, Inc.*	9,000	450,450
NortonLifeLock, Inc.	87,016	1,910,871
Nutanix, Inc., Class A*	28,000	409,640
Oracle Corp.	234,421	16,378,995
PagerDuty, Inc.*	12,100	299,838
Palantir Technologies, Inc., Class A*	269,200	2,441,644
Palo Alto Networks, Inc.*	15,000	7,409,100
Paycom Software, Inc.*	8,700	2,437,044
Paycor HCM, Inc.*	9,500	247,000
Paylocity Holding Corp.*	5,700	994,194
Pegasystems, Inc.	7,100	339,664
Ping Identity Holding Corp.*	4,000	72,560
Procore Technologies, Inc.*	9,500	431,205
PTC, Inc.*	20,250	2,153,385
Q2 Holdings, Inc.*	7,400	285,418
Qualys, Inc.*	5,500	693,770
Rapid7, Inc.*	7,100	474,280
RingCentral, Inc., Class A*	14,000	731,640
Roper Technologies, Inc.	17,350	6,847,178
Sailpoint Technologies Holdings, Inc. (x)*	14,400	902,592
Salesforce, Inc.*	149,151	24,615,881

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
SentinelOne, Inc., Class A (x)*	26,500	$618,245
ServiceNow, Inc.*	31,800	15,121,536
Smartsheet, Inc., Class A (x)*	16,600	521,738
Splunk, Inc.*	29,100	2,574,186
Sprout Social, Inc., Class A*	7,100	412,297
SPS Commerce, Inc.*	6,400	723,520
Synopsys, Inc.*	24,620	7,477,094
Tenable Holdings, Inc.*	16,900	767,429
Teradata Corp.*	18,660	690,607
Trade Desk, Inc. (The), Class A*	68,760	2,880,356
Tyler Technologies, Inc.*	7,300	2,427,104
UiPath, Inc., Class A*	57,700	1,049,563
Unity Software, Inc. (x)*	32,196	1,185,457
Varonis Systems, Inc.*	16,200	474,984
Verint Systems, Inc.*	9,300	393,855
VMware, Inc., Class A	33,974	3,872,357
Vonage Holdings Corp.*	39,000	734,760
Workday, Inc., Class A*	30,380	4,240,440
Workiva, Inc.*	7,300	481,727
Yext, Inc.*	7,100	33,938
Zendesk, Inc.*	19,084	1,413,552
Zoom Video Communications, Inc., Class A*	39,100	4,221,627
Zscaler, Inc.*	12,100	1,809,071

		537,495,057

Technology Hardware, Storage & Peripherals (5.8%)
3D Systems Corp.*	20,800	201,760
Apple, Inc.	2,369,378	323,941,361
Corsair Gaming, Inc. (x)*	4,303	56,498
Dell Technologies, Inc., Class C	44,879	2,073,859
Diebold Nixdorf, Inc. (x)*	550	1,248
Hewlett Packard Enterprise Co.	221,332	2,934,862
HP, Inc.	171,568	5,623,999
NetApp, Inc.	37,750	2,462,810
Pure Storage, Inc., Class A*	43,200	1,110,672
Western Digital Corp.*	52,478	2,352,589

		340,759,658

Total Information Technology		1,488,433,451

Materials (2.9%)
Chemicals (1.8%)
Air Products and Chemicals, Inc.	34,980	8,411,990
Albemarle Corp.	18,276	3,819,318
Amyris, Inc. (x)*	31,900	59,015
Ashland Global Holdings, Inc.	10,264	1,057,705
Avient Corp.	16,100	645,288
Axalta Coating Systems Ltd.*	32,258	713,224
Balchem Corp.	5,700	739,518
Cabot Corp.	8,900	567,731
Celanese Corp.	17,400	2,046,414
CF Industries Holdings, Inc.	36,110	3,095,710
Chemours Co. (The)	31,328	1,003,123
Corteva, Inc.	115,590	6,258,043
Dow, Inc.	116,656	6,020,616
DuPont de Nemours, Inc.	85,132	4,731,637
Eastman Chemical Co.	23,228	2,085,178
Ecolab, Inc.	39,388	6,056,299
Element Solutions, Inc.	38,300	681,740
FMC Corp.	20,200	2,161,602
HB Fuller Co.	6,400	385,344
Huntsman Corp.	40,900	1,159,515
Ingevity Corp.*	4,800	303,072
International Flavors & Fragrances, Inc.	39,447	4,698,927
Linde plc	77,800	22,369,834
Livent Corp.*	26,200	594,478
LyondellBasell Industries NV, Class A	45,000	3,935,700
Mosaic Co. (The)	56,130	2,651,020
NewMarket Corp.	800	240,768
Olin Corp.	25,200	1,166,256
PPG Industries, Inc.	37,900	4,333,486
Quaker Chemical Corp.	1,600	239,232
RPM International, Inc.	23,050	1,814,496
Scotts Miracle-Gro Co. (The)	7,700	608,223
Sensient Technologies Corp.	4,300	346,408
Sherwin-Williams Co. (The)	38,500	8,620,535
Valvoline, Inc.	29,388	847,256
Westlake Corp.	5,200	509,704

		104,978,405

Construction Materials (0.2%)
Eagle Materials, Inc.	6,100	670,634
Martin Marietta Materials, Inc.	10,630	3,180,921
Summit Materials, Inc., Class A*	12,300	286,467
Vulcan Materials Co.	22,400	3,183,040

		7,321,062

Containers & Packaging (0.4%)
Amcor plc	239,529	2,977,345
AptarGroup, Inc.	14,600	1,506,866
Avery Dennison Corp.	14,050	2,274,274
Ball Corp.	54,400	3,741,088
Berry Global Group, Inc.*	28,100	1,535,384
Crown Holdings, Inc.	23,050	2,124,518
Graphic Packaging Holding Co.	56,100	1,150,050
International Paper Co.	66,950	2,800,519
Packaging Corp. of America	16,700	2,296,250
Sealed Air Corp.	25,160	1,452,235
Silgan Holdings, Inc.	9,500	392,825
Sonoco Products Co.	15,460	881,838
Westrock Co.	44,132	1,758,219

		24,891,411

Metals & Mining (0.5%)
Alcoa Corp.	32,900	1,499,582
Allegheny Technologies, Inc.*	4,300	97,653
Arconic Corp.*	16,800	471,240
Carpenter Technology Corp.	1,900	53,029
Cleveland-Cliffs, Inc.*	72,400	1,112,788
Commercial Metals Co.	21,300	705,030
Freeport-McMoRan, Inc.	223,894	6,551,139
MP Materials Corp. (x)*	11,900	381,752
Newmont Corp.	126,911	7,572,779
Novagold Resources, Inc.*	17,500	84,175
Nucor Corp.	43,120	4,502,159
Reliance Steel & Aluminum Co.	12,300	2,089,278
Royal Gold, Inc.	12,900	1,377,462
Southern Copper Corp.	19,344	963,525
SSR Mining, Inc.	32,800	547,760
Steel Dynamics, Inc.	30,200	1,997,730

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
United States Steel Corp.	38,200	$684,162

		30,691,243

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	15,300	801,873
Sylvamo Corp.	6,086	198,891

		1,000,764

Total Materials		168,882,885

Real Estate (3.6%)
Equity Real Estate Investment Trusts (REITs) (3.4%)
Acadia Realty Trust (REIT)	9,000	140,580
Agree Realty Corp. (REIT) (x)	9,600	692,448
Alexandria Real Estate Equities, Inc. (REIT)	25,080	3,637,352
American Assets Trust, Inc. (REIT)	3,300	98,010
American Campus Communities, Inc. (REIT)	28,300	1,824,501
American Homes 4 Rent (REIT), Class A	47,500	1,683,400
American Tower Corp. (REIT)	72,700	18,581,393
Americold Realty Trust, Inc. (REIT)	37,100	1,114,484
Apartment Income REIT Corp. (REIT)	31,828	1,324,045
Apple Hospitality REIT, Inc. (REIT)	26,500	388,755
AvalonBay Communities, Inc. (REIT)	23,149	4,496,693
Boston Properties, Inc. (REIT)	28,870	2,568,853
Brandywine Realty Trust (REIT)	31,400	302,696
Brixmor Property Group, Inc. (REIT)	67,400	1,362,154
Broadstone Net Lease, Inc. (REIT)	17,900	367,129
Camden Property Trust (REIT)	15,680	2,108,646
CareTrust REIT, Inc. (REIT)	12,100	223,124
Corporate Office Properties Trust (REIT)	14,809	387,848
Cousins Properties, Inc. (REIT)	23,461	685,765
Crown Castle International Corp. (REIT)	67,850	11,424,583
CubeSmart (REIT)	39,700	1,695,984
Digital Realty Trust, Inc. (REIT)	44,972	5,838,715
Diversified Healthcare Trust (REIT)	43,390	78,970
Douglas Emmett, Inc. (REIT)	37,000	828,060
Duke Realty Corp. (REIT)	59,400	3,264,030
Easterly Government Properties, Inc. (REIT)	6,200	118,048
EastGroup Properties, Inc. (REIT)	6,800	1,049,444
EPR Properties (REIT)	7,800	366,054
Equinix, Inc. (REIT)	14,161	9,304,060
Equity Commonwealth (REIT)*	22,500	619,425
Equity LifeStyle Properties, Inc. (REIT)	27,500	1,937,925
Equity Residential (REIT)	58,287	4,209,487
Essential Properties Realty Trust, Inc. (REIT)	12,300	264,327
Essex Property Trust, Inc. (REIT)	10,777	2,818,293
Extra Space Storage, Inc. (REIT)	21,000	3,572,520
Federal Realty OP LP (REIT)	12,380	1,185,261
First Industrial Realty Trust, Inc. (REIT)	29,500	1,400,660
Four Corners Property Trust, Inc. (REIT)	5,000	132,950
Gaming and Leisure Properties, Inc. (REIT)	36,886	1,691,592
Healthcare Realty Trust, Inc. (REIT)	23,600	641,920
Healthcare Trust of America, Inc. (REIT), Class A	34,441	961,248
Healthpeak Properties, Inc. (REIT)	96,297	2,495,055
Highwoods Properties, Inc. (REIT)	19,530	667,731
Host Hotels & Resorts, Inc. (REIT)	115,813	1,815,948
Hudson Pacific Properties, Inc. (REIT)	24,500	363,580
Independence Realty Trust, Inc. (REIT)	34,700	719,331
Innovative Industrial Properties, Inc. (REIT)	3,700	406,519
Invitation Homes, Inc. (REIT)	94,496	3,362,168
Iron Mountain, Inc. (REIT)	45,355	2,208,335
JBG SMITH Properties (REIT)	10,673	252,310
Kilroy Realty Corp. (REIT)	21,800	1,140,794
Kimco Realty Corp. (REIT)	99,485	1,966,818
Kite Realty Group Trust (REIT)	34,998	605,115
Lamar Advertising Co. (REIT), Class A	13,639	1,199,823
Life Storage, Inc. (REIT)	12,896	1,439,967
LXP Industrial Trust (REIT)	34,200	367,308
Macerich Co. (The) (REIT)	36,322	316,365
Medical Properties Trust, Inc. (REIT)	96,900	1,479,663
Mid-America Apartment Communities, Inc. (REIT)	18,738	3,272,966
National Health Investors, Inc. (REIT)	6,600	400,026
National Retail Properties, Inc. (REIT)	27,190	1,169,170
National Storage Affiliates Trust (REIT)	11,600	580,812
Omega Healthcare Investors, Inc. (REIT)	44,440	1,252,764
Orion Office REIT, Inc. (REIT) (x)	8,669	95,012
Outfront Media, Inc. (REIT)	24,670	418,157
Paramount Group, Inc. (REIT)	22,800	164,844
Park Hotels & Resorts, Inc. (REIT)	41,635	564,987
Pebblebrook Hotel Trust (REIT)	15,800	261,806
Phillips Edison & Co., Inc. (REIT) (x)	17,900	598,039
Physicians Realty Trust (REIT)	38,100	664,845
Piedmont Office Realty Trust, Inc. (REIT), Class A	25,100	329,312
PotlatchDeltic Corp. (REIT)	10,151	448,573
Prologis, Inc. (REIT)	116,048	13,653,047
PS Business Parks, Inc. (REIT)	2,400	449,160
Public Storage (REIT)	23,902	7,473,438
Rayonier, Inc. (REIT)	27,025	1,010,195
Realty Income Corp. (REIT)	93,191	6,361,218
Regency Centers Corp. (REIT)	33,306	1,975,379
Retail Opportunity Investments Corp. (REIT)	6,800	107,304
Rexford Industrial Realty, Inc. (REIT)	24,300	1,399,437
RLJ Lodging Trust (REIT)	10,700	118,021
Ryman Hospitality Properties, Inc. (REIT)*	10,751	817,399
Sabra Health Care REIT, Inc. (REIT)	34,657	484,158
Safehold, Inc. (REIT) (x)	8,600	304,182
SBA Communications Corp. (REIT)	17,400	5,568,870
Service Properties Trust (REIT)	25,000	130,750
Simon Property Group, Inc. (REIT)	54,059	5,131,280
SITE Centers Corp. (REIT)	42,300	569,781

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
SL Green Realty Corp. (REIT) (x)	11,563	$533,632
Spirit Realty Capital, Inc. (REIT)	20,933	790,849
STAG Industrial, Inc. (REIT)	27,800	858,464
STORE Capital Corp. (REIT)	35,400	923,232
Sun Communities, Inc. (REIT)	18,600	2,964,096
Sunstone Hotel Investors, Inc. (REIT)*	28,700	284,704
Terreno Realty Corp. (REIT)	11,600	646,468
UDR, Inc. (REIT)	52,936	2,437,173
Uniti Group, Inc. (REIT)	33,900	319,338
Urban Edge Properties (REIT)	18,210	276,974
Ventas, Inc. (REIT)	61,779	3,177,294
VICI Properties, Inc. (REIT)	148,900	4,435,731
Vornado Realty Trust (REIT)	33,847	967,686
Washington REIT (REIT)	7,570	161,317
Welltower, Inc. (REIT)	71,217	5,864,720
Weyerhaeuser Co. (REIT)	128,135	4,243,831
WP Carey, Inc. (REIT)	29,921	2,479,254
Xenia Hotels & Resorts, Inc. (REIT)*	300	4,359

		203,342,316

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	57,250	4,214,172
Cushman & Wakefield plc*	23,700	361,188
DigitalBridge Group, Inc.*	78,700	384,056
eXp World Holdings, Inc. (x)	20,570	242,109
Howard Hughes Corp. (The)*	4,700	319,835
Jones Lang LaSalle, Inc.*	9,500	1,661,170
Kennedy-Wilson Holdings, Inc.	25,100	475,394
Newmark Group, Inc., Class A	27,319	264,175
Opendoor Technologies, Inc. (x)*	73,000	343,830
Redfin Corp. (x)*	16,700	137,608
RMR Group, Inc. (The), Class A	871	24,693
St Joe Co. (The)	5,200	205,712
WeWork, Inc. (x)*	82,700	415,154
Zillow Group, Inc., Class A*	10,600	337,186
Zillow Group, Inc., Class C (x)*	27,124	861,187

		10,247,469

Total Real Estate		213,589,785

Utilities (3.0%)
Electric Utilities (1.8%)
ALLETE, Inc.	8,200	481,996
Alliant Energy Corp.	43,900	2,572,979
American Electric Power Co., Inc.	78,770	7,557,194
Avangrid, Inc.	11,000	507,320
Constellation Energy Corp.	53,352	3,054,936
Duke Energy Corp.	121,885	13,067,291
Edison International	58,760	3,715,982
Entergy Corp.	33,200	3,739,648
Evergy, Inc.	36,209	2,362,637
Eversource Energy	54,358	4,591,620
Exelon Corp.	160,056	7,253,738
FirstEnergy Corp.	86,104	3,305,533
Hawaiian Electric Industries, Inc.	20,500	838,450
IDACORP, Inc.	11,450	1,212,784
NextEra Energy, Inc.	308,800	23,919,648
NRG Energy, Inc.	40,921	1,561,955
OGE Energy Corp.	36,900	1,422,864
PG&E Corp.*	240,100	2,396,198
Pinnacle West Capital Corp.	21,300	1,557,456
PNM Resources, Inc.	15,200	726,256
Portland General Electric Co.	21,000	1,014,930
PPL Corp.	120,450	3,267,808
Southern Co. (The)	169,550	12,090,610
Xcel Energy, Inc.	85,780	6,069,793

		108,289,626

Gas Utilities (0.2%)
Atmos Energy Corp.	21,100	2,365,310
Brookfield Infrastructure Corp., Class A	14,700	624,750
National Fuel Gas Co.	13,700	904,885
New Jersey Resources Corp.	11,900	529,907
ONE Gas, Inc.	6,725	546,002
South Jersey Industries, Inc.	16,100	549,654
Southwest Gas Holdings, Inc.	9,900	862,092
Spire, Inc.	7,900	587,523
UGI Corp.	39,575	1,527,991

		8,498,114

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	103,695	2,178,632
Brookfield Renewable Corp.	18,450	657,004
Ormat Technologies, Inc.	7,100	556,285
Vistra Corp.	75,815	1,732,373

		5,124,294

Multi-Utilities (0.8%)
Ameren Corp.	40,500	3,659,580
Black Hills Corp.	8,900	647,653
CenterPoint Energy, Inc.	99,950	2,956,521
CMS Energy Corp.	45,600	3,078,000
Consolidated Edison, Inc.	55,700	5,297,070
Dominion Energy, Inc.	126,854	10,124,218
DTE Energy Co.	30,400	3,853,200
NiSource, Inc.	61,600	1,816,584
NorthWestern Corp.	8,500	500,905
Public Service Enterprise Group, Inc.	75,900	4,802,952
Sempra Energy	48,690	7,316,646
WEC Energy Group, Inc.	51,998	5,233,079

		49,286,408

Water Utilities (0.1%)
American Water Works Co., Inc.	27,900	4,150,683
Essential Utilities, Inc.	42,062	1,928,543

		6,079,226

Total Utilities		177,277,668

Total Common Stocks (99.0%) (Cost $2,050,383,546)		5,828,732,296

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Achillion Pharmaceuticals, Inc., CVR (r)*	23,600	8,142

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Rights	Value (Note 1)
Pharmaceuticals (0.0%)†
Zogenix, Inc., CVR(r)*	14,700	$7,497

Total Rights (0.0%)† (Cost $8,142)		15,639

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	5,000,000	5,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.6%)
CF Secured LLC, 1.48%, dated 6/30/22, due 7/1/22, repurchase price $5,000,206, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.250%, maturing 9/30/23-11/15/40; total market value $5,100,210. (xx)	$5,000,000	5,000,000
Deutsche Bank Securities, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $16,116,842, collateralized by various U.S. Government Agency Securities, ranging from 2.000%-4.000%, maturing 1/1/45-4/1/52; total market value $16,438,494. (xx)	16,116,171	16,116,171
MetLife, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $3,000,125, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-11/15/47; total market value $3,061,352. (xx)	3,000,000	3,000,000
National Bank of Canada, 1.70%, dated 6/30/22, due 7/7/22, repurchase price $8,302,744, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 11/3/22-2/15/51; total market value $9,153,298. (xx)	8,300,000	8,300,000
Societe Generale SA, 1.62%, dated 6/30/22, due 7/1/22, repurchase price $2,000,090, collateralized by various Common Stocks; total market value $2,222,744. (xx)	2,000,000	2,000,000
TD Prime Services LLC, 1.65%, dated 6/30/22, due 7/1/22, repurchase price $2,000,092, collateralized by various Common Stocks; total market value $2,215,544. (xx)	2,000,000	2,000,000

Total Repurchase Agreements		36,416,171

Total Short-Term Investments (0.7%) (Cost $41,416,171)		41,416,171

Total Investments in Securities (99.7%) (Cost $2,091,807,859)		5,870,164,106
Other Assets Less Liabilities (0.3%)		20,583,375

Net Assets (100%)		$5,890,747,481

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $26,205,840.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $43,835,106. This was collateralized by $4,401,384 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 7/14/22 - 5/15/52 and by cash of $41,861,861 of which $41,416,171 was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	84	9/2022	USD	7,173,600	(459,774)
S&P 500 E-Mini Index	266	9/2022	USD	50,400,350	(2,754,712)

					(3,214,486)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$471,227,254	$—	$—	$471,227,254
Consumer Discretionary	616,038,375	—	—	616,038,375
Consumer Staples	373,124,817	—	—	373,124,817
Energy	257,682,437	—	—	257,682,437
Financials	675,951,464	—	—	675,951,464
Health Care	868,814,017	—	25,766	868,839,783
Industrials	517,684,377	—	—	517,684,377
Information Technology	1,488,433,451	—	—	1,488,433,451
Materials	168,882,885	—	—	168,882,885
Real Estate	213,589,785	—	—	213,589,785
Utilities	177,277,668	—	—	177,277,668
Rights
Health Care	—	—	15,639	15,639
Short-Term Investments
Investment Company	5,000,000	—	—	5,000,000
Repurchase Agreements	—	36,416,171	—	36,416,171

Total Assets	$5,833,706,530	$36,416,171	$41,405	$5,870,164,106

Liabilities:
Futures	$(3,214,486)	$—	$—	$(3,214,486)

Total Liabilities	$(3,214,486)	$—	$—	$(3,214,486)

Total	$5,830,492,044	$36,416,171	$41,405	$5,866,949,620

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(3,214,486	)*

Total		$(3,214,486)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(10,017,152)	$(10,017,152)

Total	$(10,017,152)	$(10,017,152)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(3,482,315)	$(3,482,315)

Total	$(3,482,315)	$(3,482,315)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $43,363,000 during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$142,174,970
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$404,807,221

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,122,879,992
Aggregate gross unrealized depreciation	(368,861,562)

Net unrealized appreciation	$3,754,018,430

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,112,931,190

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $2,055,391,688)	$5,833,747,935
Repurchase Agreements (Cost $36,416,171)	36,416,171
Cash	61,770,869
Dividends, interest and other receivables	4,799,740
Receivable for Portfolio shares sold	385,813
Securities lending income receivable	65,002
Other assets	71,840

Total assets	5,937,257,370

LIABILITIES
Payable for return of collateral on securities loaned	41,416,171
Investment management fees payable	1,583,006
Payable for Portfolio shares redeemed	1,208,588
Distribution fees payable – Class IA	914,406
Due to broker for futures variation margin	478,555
Administrative fees payable	463,019
Distribution fees payable – Class IB	339,244
Trustees’ fees payable	15,806
Accrued expenses	91,094

Total liabilities	46,509,889

NET ASSETS	$5,890,747,481

Net assets were comprised of:
Paid in capital	$1,817,676,107
Total distributable earnings (loss)	4,073,071,374

Net assets	$5,890,747,481

Class IA
Net asset value, offering and redemption price per share, $4,295,473,616 / 113,282,787 shares outstanding (unlimited amount authorized: $0.01 par value)	$37.92

Class IB
Net asset value, offering and redemption price per share, $1,595,273,865 / 42,379,953 shares outstanding (unlimited amount authorized: $0.01 par value)	$37.64

(x)	Includes value of securities on loan of $43,835,106.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (net of $15,768 foreign withholding tax)	$51,049,310
Interest	45,261
Securities lending (net)	174,512

Total income	51,269,083

EXPENSES
Investment management fees	10,542,407
Distribution fees – Class IA	6,174,410
Administrative fees	3,095,571
Distribution fees – Class IB	2,283,916
Professional fees	118,340
Printing and mailing expenses	111,950
Trustees’ fees	106,606
Custodian fees	75,464
Recoupment fees	14,875
Miscellaneous	449,960

Gross expenses	22,973,499
Less: Waiver from investment manager	(14,875)

Net expenses	22,958,624

NET INVESTMENT INCOME (LOSS)	28,310,459

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	240,571,205
Futures contracts	(10,017,152)
Foreign currency transactions	(1)

Net realized gain (loss)	230,554,052

Change in unrealized appreciation (depreciation) on:
Investments in securities	(1,866,584,723)
Futures contracts	(3,482,315)

Net change in unrealized appreciation (depreciation)	(1,870,067,038)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,639,512,986)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,611,202,527)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$28,310,459	$47,526,066
Net realized gain (loss)	230,554,052	458,714,288
Net change in unrealized appreciation (depreciation)	(1,870,067,038)	1,108,866,423

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,611,202,527)	1,615,106,777

Distributions to shareholders:
Class IA	—	(386,593,105)
Class IB	—	(143,611,223)

Total distributions to shareholders	—	(530,204,328)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 569,451 and 720,518 shares, respectively ]	24,639,558	33,463,614
Capital shares issued in reinvestment of dividends and distributions [ 0 and 8,154,948 shares, respectively ]	—	386,593,105
Capital shares repurchased [ (4,864,976) and (10,281,354) shares, respectively ]	(208,805,473)	(480,480,909)

Total Class IA transactions	(184,165,915)	(60,424,190)

Class IB
Capital shares sold [ 954,411 and 1,858,869 shares, respectively ]	40,759,557	85,908,604
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,051,373 shares, respectively ]	—	143,611,223
Capital shares repurchased [ (2,318,092) and (4,748,817) shares, respectively ]	(99,340,102)	(219,745,322)

Total Class IB transactions	(58,580,545)	9,774,505

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(242,746,460)	(50,649,685)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,853,948,987)	1,034,252,764
NET ASSETS:
Beginning of period	7,744,696,468	6,710,443,704

End of period	$5,890,747,481	$7,744,696,468

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IA			2021	2020	2019	2018	2017
Net asset value, beginning of period	$48.10		$41.35	$36.67	$29.85	$33.88	$28.47

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18		0.30	0.40	0.47	0.43	0.40
Net realized and unrealized gain (loss)	(10.36)		9.93	6.73	8.49	(2.28)	5.43

Total from investment operations	(10.18)		10.23	7.13	8.96	(1.85)	5.83

Less distributions:
Dividends from net investment income	—		(0.33)	(0.42)	(0.51)	(0.47)	(0.42)
Distributions from net realized gains	—		(3.15)	(2.03)	(1.63)	(1.71)	—

Total dividends and distributions	—		(3.48)	(2.45)	(2.14)	(2.18)	(0.42)

Net asset value, end of period	$37.92		$48.10	$41.35	$36.67	$29.85	$33.88

Total return (b)	(21.16)%		24.93%	19.77%	30.24%	(5.82)%	20.49%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,295,474		$5,655,827	$4,920,389	$4,482,210	$3,776,306	$4,418,531
Ratio of expenses to average net assets:
After waivers (a)(f)	0.68%		0.68%	0.69%	0.69%	0.70%	0.70%
Before waivers (a)(f)	0.68%		0.68%	0.69%	0.69%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.84%		0.65%	1.10%	1.35%	1.25%	1.28%
Before waivers (a)(f)	0.84%		0.65%	1.10%	1.35%	1.25%	1.28%
Portfolio turnover rate^	2	%(z)	3%	4%	3%	3%	3%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021	2020	2019	2018	2017
Net asset value, beginning of period	$47.75		$41.07	$36.44	$29.67	$33.69	$28.31

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18		0.30	0.40	0.47	0.43	0.40
Net realized and unrealized gain (loss)	(10.29)		9.86	6.68	8.44	(2.27)	5.40

Total from investment operations	(10.11)		10.16	7.08	8.91	(1.84)	5.80

Less distributions:
Dividends from net investment income	—		(0.33)	(0.42)	(0.51)	(0.47)	(0.42)
Distributions from net realized gains	—		(3.15)	(2.03)	(1.63)	(1.71)	—

Total dividends and distributions	—		(3.48)	(2.45)	(2.14)	(2.18)	(0.42)

Net asset value, end of period	$37.64		$47.75	$41.07	$36.44	$29.67	$33.69

Total return (b)	(21.17)%		24.93%	19.76%	30.26%	(5.82)%	20.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,595,274		$2,088,870	$1,790,054	$1,608,682	$1,337,315	$1,549,446
Ratio of expenses to average net assets:
After waivers (a)(f)	0.68%		0.68%	0.69%	0.69%	0.70%	0.70%
Before waivers (a)(f)	0.68%		0.68%	0.69%	0.69%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.84%		0.65%	1.10%	1.35%	1.25%	1.28%
Before waivers (a)(f)	0.84%		0.65%	1.10%	1.35%	1.25%	1.28%
Portfolio turnover rate^	2	%(z)	3%	4%	3%	3%	3%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/CORE BOND INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
U.S. Treasury Obligations	45.5%
Financials	14.9
Exchange Traded Funds	8.1
U.S. Government Agency Securities	3.3
Supranational	3.2
Information Technology	3.2
Repurchase Agreements	3.0
Health Care	2.8
Foreign Government Securities	2.5
Utilities	2.3
Industrials	2.2
Energy	2.0
Communication Services	1.9
Consumer Staples	1.9
Real Estate	1.7
Consumer Discretionary	1.6
Materials	0.8
Investment Company	0.2
Municipal Bonds	0.1
Asset-Backed Securities	0.1
Cash and Other	(1.3)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IA
Actual	$1,000.00	$930.30	$3.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.57	3.26
Class IB
Actual	1,000.00	930.50	3.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.57	3.26
Class K
Actual	1,000.00	931.30	1.92
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.81	2.01

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.65%, 0.65% and 0.40%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (0.1%)
American Airlines Pass-Through Trust,
Series 2017-2 AA 3.350%, 10/15/29	$274,229	$251,496
Delta Air Lines Pass-Through Trust,
Series 2019-1 AA 3.204%, 4/25/24	150,000	144,522
Series 2020-1 AA 2.000%, 6/10/28	440,206	377,036
Evergy Metro, Inc., 3.650%, 8/15/25	500,000	494,509
United Airlines Pass-Through Trust,
Series 2020-1 A 5.875%, 10/15/27	4,060,606	3,990,764
Series 2020-1 B 4.875%, 1/15/26	99,600	94,122

Total Asset-Backed Securities		5,352,449

Corporate Bonds (35.3%)
Communication Services (1.9%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
3.800%, 2/15/27	1,000,000	987,395
4.250%, 3/1/27	1,000,000	998,317
2.300%, 6/1/27	500,000	456,168
1.650%, 2/1/28	185,000	159,808
4.100%, 2/15/28	453,000	445,142
4.350%, 3/1/29	1,665,000	1,641,591
4.300%, 2/15/30	8,159,000	7,976,326
Bell Canada (The)
Series US-3 0.750%, 3/17/24 (x)	750,000	716,419
British Telecommunications plc
4.500%, 12/4/23	500,000	502,788
5.125%, 12/4/28	500,000	501,180
9.625%, 12/15/30 (e)	2,000,000	2,492,226
Deutsche Telekom International Finance BV 8.750%, 6/15/30 (e)	2,500,000	3,087,625
Telefonica Emisiones SA 4.103%, 3/8/27	440,000	432,354
TELUS Corp. 2.800%, 2/16/27	400,000	380,728
Verizon Communications, Inc.
0.750%, 3/22/24 (x)	490,000	467,680
0.850%, 11/20/25	1,300,000	1,178,324
1.450%, 3/20/26	790,000	722,818
3.000%, 3/22/27 (x)	375,000	356,302
2.100%, 3/22/28	750,000	667,454
4.329%, 9/21/28	9,238,000	9,186,371
3.875%, 2/8/29	140,000	135,710
4.016%, 12/3/29	1,500,000	1,455,191
3.150%, 3/22/30 (x)	375,000	341,647
1.500%, 9/18/30	600,000	479,499
1.680%, 10/30/30	1,957,000	1,573,367
2.550%, 3/21/31	2,220,000	1,900,026

		39,242,456

Entertainment (0.3%)
Activision Blizzard, Inc. 3.400%, 9/15/26	600,000	590,707
3.400%, 6/15/27	310,000	301,156
1.350%, 9/15/30	180,000	144,670
Electronic Arts, Inc. 4.800%, 3/1/26	600,000	612,688
1.850%, 2/15/31	295,000	239,804
Magallanes, Inc.
3.428%, 3/15/24§	800,000	785,037
3.638%, 3/15/25§	800,000	775,010
3.755%, 3/15/27§	1,840,000	1,720,875
4.054%, 3/15/29§	555,000	509,880
4.279%, 3/15/32§	1,145,000	1,026,596
Tencent Music Entertainment Group
1.375%, 9/3/25	200,000	182,212
2.000%, 9/3/30	215,000	167,472
TWDC Enterprises 18 Corp.
3.150%, 9/17/25	500,000	495,018
1.850%, 7/30/26	465,000	430,360
2.950%, 6/15/27 (x)	1,000,000	956,682
Walt Disney Co. (The)
1.750%, 8/30/24 (x)	750,000	722,956
3.700%, 10/15/25 (x)	1,040,000	1,046,617
1.750%, 1/13/26	1,070,000	996,765
3.375%, 11/15/26	300,000	293,588
2.200%, 1/13/28 (x)	700,000	635,449
2.000%, 9/1/29	500,000	430,863
2.650%, 1/13/31	2,500,000	2,195,658

		15,260,063

Interactive Media & Services (0.1%)
Alphabet, Inc.
3.375%, 2/25/24	500,000	502,606
0.450%, 8/15/25	435,000	400,596
1.998%, 8/15/26 (x)	2,000,000	1,895,332
0.800%, 8/15/27	1,000,000	876,103
1.100%, 8/15/30	650,000	531,858
Baidu, Inc.
4.125%, 6/30/25	695,000	695,000
1.720%, 4/9/26	200,000	182,703
1.625%, 2/23/27	290,000	257,111
4.375%, 3/29/28	290,000	286,067
4.875%, 11/14/28	315,000	318,209
2.375%, 10/9/30	200,000	168,810
2.375%, 8/23/31 (x)	500,000	416,565
Weibo Corp. 3.375%, 7/8/30	500,000	410,094

		6,941,054

Media (0.5%)
Charter Communications Operating LLC
4.908%, 7/23/25	4,850,000	4,843,986
2.250%, 1/15/29	585,000	478,565
Comcast Corp.
3.700%, 4/15/24	1,110,000	1,113,795
3.950%, 10/15/25	1,750,000	1,756,780
3.150%, 3/1/26	2,000,000	1,949,552
4.150%, 10/15/28	5,025,000	5,017,298
3.400%, 4/1/30	2,500,000	2,351,208

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Discovery Communications LLC
3.900%, 11/15/24	$800,000	$787,302
3.950%, 6/15/25	500,000	489,172
4.900%, 3/11/26	500,000	501,908
4.125%, 5/15/29	455,000	426,140
3.625%, 5/15/30 (x)	1,310,000	1,165,527
Fox Corp.
4.030%, 1/25/24	575,000	575,370
4.709%, 1/25/29	730,000	715,164
3.500%, 4/8/30 (x)	2,000,000	1,816,578
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28	250,000	248,269
2.400%, 3/1/31	1,750,000	1,431,030
Omnicom Group, Inc. 3.650%, 11/1/24	750,000	745,270
Paramount Global 3.375%, 2/15/28	570,000	523,825

		26,936,739

Wireless Telecommunication Services (0.3%)
America Movil SAB de CV
3.625%, 4/22/29	500,000	474,781
2.875%, 5/7/30	1,450,000	1,295,423
Rogers Communications, Inc.
2.950%, 3/15/25§	215,000	207,638
3.625%, 12/15/25	500,000	489,010
2.900%, 11/15/26	500,000	472,360
3.200%, 3/15/27§	500,000	471,787
3.800%, 3/15/32§	625,000	575,048
T-Mobile USA, Inc.
3.500%, 4/15/25	2,500,000	2,445,100
1.500%, 2/15/26	1,000,000	903,500
3.750%, 4/15/27	2,500,000	2,405,700
2.050%, 2/15/28	700,000	603,750
2.400%, 3/15/29§	340,000	292,978
3.875%, 4/15/30	3,000,000	2,805,360
Vodafone Group plc
4.125%, 5/30/25	500,000	501,974
4.375%, 5/30/28	4,375,000	4,343,810

		18,288,219

Total Communication Services		106,668,531

Consumer Discretionary (1.6%)
Auto Components (0.1%)
Aptiv plc
2.396%, 2/18/25	375,000	358,662
4.350%, 3/15/29	105,000	99,592
BorgWarner, Inc.
3.375%, 3/15/25	800,000	782,561
2.650%, 7/1/27	300,000	273,030
Lear Corp. 4.250%, 5/15/29	125,000	115,139
Magna International, Inc.
3.625%, 6/15/24 (x)	1,200,000	1,194,190
4.150%, 10/1/25	250,000	251,199
2.450%, 6/15/30	300,000	256,356

		3,330,729

Automobiles (0.1%)
General Motors Co.
5.400%, 10/2/23	135,000	137,024
6.125%, 10/1/25	750,000	774,604
6.800%, 10/1/27	405,000	425,229
5.000%, 10/1/28 (x)	750,000	728,355
Harley-Davidson, Inc. 3.500%, 7/28/25 (x)	400,000	386,132
Honda Motor Co. Ltd. 2.271%, 3/10/25	165,000	158,736
2.534%, 3/10/27	165,000	154,132
2.967%, 3/10/32	200,000	179,328
Toyota Motor Corp.
0.681%, 3/25/24	600,000	573,074
2.358%, 7/2/24	250,000	244,812
1.339%, 3/25/26	600,000	547,385
3.669%, 7/20/28 (x)	355,000	349,080
2.760%, 7/2/29	250,000	228,925
2.362%, 3/25/31	600,000	527,319

		5,414,135

Distributors (0.0%)†
Genuine Parts Co.
1.750%, 2/1/25	130,000	122,709
1.875%, 11/1/30	285,000	225,771

		348,480

Diversified Consumer Services (0.0%)†
Leland Stanford Junior University (The) 1.289%, 6/1/27	35,000	31,448
Yale University
Series 2020 0.873%, 4/15/25	500,000	469,712
1.482%, 4/15/30	500,000	425,262

		926,422

Hotels, Restaurants & Leisure (0.3%)
Booking Holdings, Inc.
3.650%, 3/15/25 (x)	600,000	600,584
3.600%, 6/1/26 (x)	500,000	491,898
4.625%, 4/13/30	1,500,000	1,506,882
Expedia Group, Inc.
4.625%, 8/1/27	840,000	809,543
3.250%, 2/15/30	1,500,000	1,246,306
2.950%, 3/15/31	185,000	147,717
Hyatt Hotels Corp.
1.300%, 10/1/23	165,000	159,925
1.800%, 10/1/24	235,000	222,365
4.850%, 3/15/26	250,000	249,632
4.375%, 9/15/28	950,000	891,047
Marriott International, Inc.
3.600%, 4/15/24	350,000	348,050
Series AA 4.650%, 12/1/28	500,000	488,560
Series FF 4.625%, 6/15/30	725,000	695,760
Series R 3.125%, 6/15/26	500,000	477,101
Series X 4.000%, 4/15/28	500,000	477,272
Series Z 4.150%, 12/1/23 (x)	500,000	502,523
McDonald’s Corp.
3.250%, 6/10/24	1,000,000	997,479
3.375%, 5/26/25	750,000	744,613
1.450%, 9/1/25 (x)	200,000	186,608

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
3.700%, 1/30/26	$1,500,000	$1,496,736
3.500%, 3/1/27	775,000	758,272
3.800%, 4/1/28	1,100,000	1,080,905
2.625%, 9/1/29	290,000	259,777
2.125%, 3/1/30	220,000	189,166
Starbucks Corp.
3.850%, 10/1/23 (x)	850,000	857,691
3.800%, 8/15/25	700,000	700,395
2.450%, 6/15/26	500,000	472,155
2.000%, 3/12/27	350,000	318,355
3.500%, 3/1/28 (x)	750,000	721,152
4.000%, 11/15/28 (x)	800,000	781,751
2.250%, 3/12/30 (x)	350,000	296,997
3.000%, 2/14/32 (x)	220,000	190,492

		19,367,709

Household Durables (0.1%)
DR Horton, Inc.
2.500%, 10/15/24	1,250,000	1,197,055
2.600%, 10/15/25 (x)	350,000	330,257
1.300%, 10/15/26	275,000	239,609
1.400%, 10/15/27(x)	750,000	632,583
Leggett & Platt, Inc.
3.800%, 11/15/24 (x)	300,000	297,151
3.500%, 11/15/27 (x)	500,000	478,651
4.400%, 3/15/29 (x)	350,000	341,222
Mohawk Industries, Inc. 3.625%, 5/15/30	350,000	315,792
NVR, Inc. 3.000%, 5/15/30	1,320,000	1,135,899
PulteGroup, Inc. 5.000%, 1/15/27	1,000,000	999,503
Whirlpool Corp.
3.700%, 5/1/25 (x)	500,000	496,435
4.750%, 2/26/29	150,000	149,721
4.700%, 5/14/32	285,000	283,379

		6,897,257

Internet & Direct Marketing Retail (0.4%)
Alibaba Group Holding Ltd.
3.400%, 12/6/27	1,780,000	1,701,359
2.125%, 2/9/31	490,000	406,078
Amazon.com, Inc.
2.730%, 4/13/24 (x)	500,000	496,659
0.450%, 5/12/24 (x)	580,000	551,812
2.800%, 8/22/24	375,000	372,659
3.000%, 4/13/25	750,000	745,281
0.800%, 6/3/25	500,000	464,286
5.200%, 12/3/25	500,000	525,115
1.000%, 5/12/26 (x)	1,300,000	1,183,424
3.300%, 4/13/27	1,300,000	1,275,760
1.200%, 6/3/27	340,000	301,816
3.150%, 8/22/27	4,000,000	3,888,822
1.650%, 5/12/28 (x)	1,200,000	1,066,195
3.450%, 4/13/29	750,000	731,273
1.500%, 6/3/30	625,000	520,604
2.100%, 5/12/31	1,400,000	1,201,029
3.600%, 4/13/32	1,650,000	1,592,573
eBay, Inc.
1.900%, 3/11/25 (x)	525,000	494,798
1.400%, 5/10/26	1,000,000	899,391
3.600%, 6/5/27	750,000	720,893
2.700%, 3/11/30	700,000	596,056
2.600%, 5/10/31 (x)	1,000,000	832,945
JD.com, Inc.
3.875%, 4/29/26	500,000	489,080
3.375%, 1/14/30 (x)	320,000	292,896

		21,350,804

Leisure Products (0.0%)†
Hasbro, Inc.
3.000%, 11/19/24	350,000	340,493
3.550%, 11/19/26	250,000	238,941
3.500%, 9/15/27 (x)	290,000	274,171
3.900%, 11/19/29	500,000	459,206

		1,312,811

Multiline Retail (0.1%)
Dollar General Corp.
4.150%, 11/1/25	125,000	125,544
3.875%, 4/15/27	500,000	490,419
Dollar Tree, Inc.
4.000%, 5/15/25	2,000,000	1,991,475
2.650%, 12/1/31	500,000	413,272
Target Corp.
2.500%, 4/15/26	2,000,000	1,918,269
1.950%, 1/15/27	400,000	371,319
3.375%, 4/15/29	750,000	720,421

		6,030,719

Specialty Retail (0.4%)
Advance Auto Parts, Inc.
1.750%, 10/1/27	75,000	63,443
3.500%, 3/15/32	205,000	175,179
AutoNation, Inc.
3.500%, 11/15/24	400,000	388,202
4.500%, 10/1/25	215,000	214,295
3.800%, 11/15/27 (x)	500,000	473,370
1.950%, 8/1/28	225,000	187,732
2.400%, 8/1/31	150,000	115,925
3.850%, 3/1/32	300,000	258,558
AutoZone, Inc.
3.125%, 4/18/24	500,000	493,830
3.250%, 4/15/25	333,000	325,985
3.125%, 4/21/26 (x)	125,000	120,252
3.750%, 4/18/29 (x)	500,000	473,171
Best Buy Co., Inc.
4.450%, 10/1/28	1,000,000	984,324
1.950%, 10/1/30 (x)	375,000	298,479
Home Depot, Inc. (The)
3.750%, 2/15/24	1,000,000	1,008,542
2.700%, 4/15/25	270,000	264,851
3.350%, 9/15/25	490,000	487,077
3.000%, 4/1/26	750,000	736,498
2.125%, 9/15/26	625,000	590,890
2.875%, 4/15/27	335,000	323,972
2.800%, 9/14/27 (x)	750,000	716,028
0.900%, 3/15/28	700,000	596,207
3.900%, 12/6/28	290,000	289,820
2.950%, 6/15/29	455,000	426,221
3.250%, 4/15/32 (x)	435,000	404,393
Lowe’s Cos., Inc.
3.125%, 9/15/24	500,000	493,614
3.375%, 9/15/25	510,000	501,740
2.500%, 4/15/26	750,000	711,969
3.350%, 4/1/27	180,000	173,110

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
3.100%, 5/3/27	$750,000	$712,619
1.300%, 4/15/28	655,000	553,829
1.700%, 9/15/28	250,000	212,052
3.650%, 4/5/29	680,000	642,011
1.700%, 10/15/30 (x)	655,000	527,337
2.625%, 4/1/31 (x)	1,750,000	1,495,313
3.750%, 4/1/32	500,000	462,388
O’Reilly Automotive, Inc.
3.550%, 3/15/26	500,000	490,774
4.350%, 6/1/28	800,000	797,006
4.700%, 6/15/32	250,000	249,000
Ross Stores, Inc. 0.875%, 4/15/26	1,400,000	1,238,383
TJX Cos., Inc. (The)
2.250%, 9/15/26	500,000	469,226
1.150%, 5/15/28	300,000	254,979
Tractor Supply Co. 1.750%, 11/1/30	280,000	220,271

		20,622,865

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc.
2.375%, 11/1/26 (x)	1,000,000	952,346
2.850%, 3/27/30	1,000,000	918,910
PVH Corp. 4.625%, 7/10/25	145,000	143,463
Ralph Lauren Corp.
3.750%, 9/15/25	350,000	348,028
2.950%, 6/15/30 (x)	130,000	114,353
VF Corp. 2.950%, 4/23/30 (x)	2,000,000	1,744,622

		4,221,722

Total Consumer Discretionary		89,823,653

Consumer Staples (1.9%)
Beverages (0.5%)
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 4/13/28	1,345,000	1,327,732
4.750%, 1/23/29	3,470,000	3,535,902
Brown-Forman Corp. 3.500%, 4/15/25	210,000	210,003
Coca-Cola Co. (The)
1.750%, 9/6/24	750,000	729,133
2.900%, 5/25/27 (x)	500,000	483,973
1.450%, 6/1/27	300,000	271,014
1.500%, 3/5/28	730,000	648,496
1.000%, 3/15/28 (x)	440,000	379,869
2.125%, 9/6/29	750,000	669,314
1.650%, 6/1/30 (x)	2,010,000	1,707,293
2.000%, 3/5/31	835,000	718,454
Coca-Cola Consolidated, Inc. 3.800%, 11/25/25	250,000	247,034
Coca-Cola Femsa SAB de CV 2.750%, 1/22/30	1,295,000	1,153,198
Constellation Brands, Inc.
3.600%, 5/9/24	250,000	249,120
4.400%, 11/15/25	335,000	337,202
3.700%, 12/6/26	750,000	729,553
3.500%, 5/9/27 (x)	300,000	288,678
4.350%, 5/9/27	500,000	496,484
4.650%, 11/15/28	310,000	308,265
3.150%, 8/1/29	750,000	677,504
2.250%, 8/1/31	475,000	383,911
4.750%, 5/9/32 (x)	500,000	494,859
Diageo Capital plc
3.500%, 9/18/23	465,000	466,260
2.125%, 10/24/24	500,000	482,704
1.375%, 9/29/25	245,000	228,327
3.875%, 5/18/28	400,000	397,765
2.375%, 10/24/29	410,000	363,250
2.000%, 4/29/30	245,000	209,505
Keurig Dr Pepper, Inc.
3.130%, 12/15/23 (x)	500,000	500,225
0.750%, 3/15/24	250,000	238,139
4.417%, 5/25/25	1,100,000	1,108,062
2.550%, 9/15/26	200,000	185,542
4.597%, 5/25/28 (x)	1,000,000	1,002,221
3.950%, 4/15/29 (x)	500,000	476,145
2.250%, 3/15/31	210,000	173,059
4.050%, 4/15/32 (x)	335,000	315,259
Molson Coors Beverage Co. 3.000%, 7/15/26	680,000	640,632
PepsiCo, Inc.
0.400%, 10/7/23 (x)	265,000	256,270
3.600%, 3/1/24	1,000,000	1,004,296
2.250%, 3/19/25	350,000	340,838
3.500%, 7/17/25	750,000	753,024
2.850%, 2/24/26	300,000	294,072
2.375%, 10/6/26 (x)	670,000	641,924
2.625%, 3/19/27	350,000	335,457
3.000%, 10/15/27 (x)	750,000	730,211
2.625%, 7/29/29 (x)	375,000	347,867
2.750%, 3/19/30	350,000	322,907
1.625%, 5/1/30	190,000	161,420
1.950%, 10/21/31 (x)	3,130,000	2,667,108

		30,689,480

Food & Staples Retailing (0.3%)
Costco Wholesale Corp. 3.000%, 5/18/27 (x)	2,500,000	2,427,818
Kroger Co. (The)
3.850%, 8/1/23	50,000	50,196
4.000%, 2/1/24	190,000	190,697
2.650%, 10/15/26	600,000	563,865
4.500%, 1/15/29	350,000	349,173
1.700%, 1/15/31	625,000	499,406
Sysco Corp.
2.400%, 2/15/30	115,000	98,490
5.950%, 4/1/30	2,000,000	2,135,176
2.450%, 12/14/31	180,000	149,473
Walgreens Boots Alliance, Inc.
0.950%, 11/17/23	500,000	482,963
3.450%, 6/1/26	1,500,000	1,466,211
Walmart, Inc.
3.300%, 4/22/24	2,000,000	2,004,945
2.850%, 7/8/24 (x)	585,000	581,670
2.650%, 12/15/24	975,000	963,620
3.550%, 6/26/25	1,200,000	1,210,964
3.050%, 7/8/26 (x)	415,000	411,592
1.050%, 9/17/26 (x)	500,000	455,065
1.500%, 9/22/28	475,000	416,675
2.375%, 9/24/29	19,000	17,311
1.800%, 9/22/31	210,000	177,630

		14,652,940

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Food Products (0.5%)
Archer-Daniels-Midland Co.
2.500%, 8/11/26 (x)	$500,000	$478,794
2.900%, 3/1/32	340,000	307,675
Bunge Ltd. Finance Corp.
1.630%, 8/17/25	500,000	460,640
3.250%, 8/15/26 (x)	215,000	204,450
3.750%, 9/25/27	225,000	216,178
2.750%, 5/14/31	750,000	623,129
Campbell Soup Co.
3.950%, 3/15/25	750,000	748,675
3.300%, 3/19/25	450,000	441,890
4.150%, 3/15/28	1,000,000	979,486
Conagra Brands, Inc.
0.500%, 8/11/23	300,000	289,266
4.300%, 5/1/24 (x)	300,000	300,666
4.600%, 11/1/25	535,000	538,461
4.850%, 11/1/28	885,000	873,203
Flowers Foods, Inc.
3.500%, 10/1/26	535,000	513,498
2.400%, 3/15/31 (x)	160,000	131,629
General Mills, Inc.
4.000%, 4/17/25	500,000	499,219
4.200%, 4/17/28	375,000	371,148
2.250%, 10/14/31 (x)	875,000	720,433
Hershey Co. (The)
2.050%, 11/15/24	200,000	194,695
0.900%, 6/1/25 (x)	215,000	199,038
3.200%, 8/21/25 (x)	300,000	297,613
2.300%, 8/15/26 (x)	500,000	476,619
2.450%, 11/15/29	200,000	181,582
1.700%, 6/1/30	390,000	327,999
Hormel Foods Corp. 0.650%, 6/3/24 (x)	260,000	247,918
1.700%, 6/3/28 (x)	535,000	471,252
1.800%, 6/11/30 (x)	415,000	347,343
Ingredion, Inc. 3.200%, 10/1/26	200,000	191,310
J M Smucker Co. (The) 3.500%, 3/15/25 (x)	720,000	710,174
3.375%, 12/15/27	850,000	813,294
2.375%, 3/15/30	185,000	157,252
Kellogg Co. 2.650%, 12/1/23	917,000	907,684
3.400%, 11/15/27 (x)	650,000	622,772
4.300%, 5/15/28 (x)	500,000	497,112
McCormick & Co., Inc. 3.150%, 8/15/24	500,000	490,012
0.900%, 2/15/26 (x)	235,000	208,147
3.400%, 8/15/27	750,000	717,122
1.850%, 2/15/31	165,000	131,480
Mead Johnson Nutrition Co. 4.125%, 11/15/25	610,000	614,201
Mondelez International, Inc. 2.125%, 3/17/24	135,000	131,970
1.500%, 5/4/25	290,000	270,581
2.625%, 3/17/27	400,000	373,986
2.750%, 4/13/30	2,835,000	2,479,898
3.000%, 3/17/32 (x)	400,000	349,152
Tyson Foods, Inc. 3.900%, 9/28/23	280,000	281,079
4.000%, 3/1/26	250,000	248,177
3.550%, 6/2/27	975,000	934,227
4.350%, 3/1/29	325,000	322,722
Unilever Capital Corp. 0.375%, 9/14/23	115,000	111,603
3.250%, 3/7/24 (x)	585,000	585,311
2.600%, 5/5/24	930,000	917,664
0.626%, 8/12/24	240,000	225,367
3.375%, 3/22/25	500,000	498,796
3.100%, 7/30/25	300,000	296,893
2.000%, 7/28/26 (x)	250,000	234,359
3.500%, 3/22/28	1,000,000	977,066
2.125%, 9/6/29	500,000	440,662
1.375%, 9/14/30	210,000	171,269
1.750%, 8/12/31	345,000	284,275

		27,638,116

Household Products (0.2%)
Church & Dwight Co., Inc. 2.300%, 12/15/31 (x)	210,000	177,942
Clorox Co. (The)
3.100%, 10/1/27 (x)	500,000	477,259
3.900%, 5/15/28 (x)	500,000	489,156
4.400%, 5/1/29	500,000	500,215
1.800%, 5/15/30	140,000	114,558
4.600%, 5/1/32 (x)	500,000	500,293
Colgate-Palmolive Co. 3.250%, 3/15/24	500,000	500,496
Kimberly-Clark Corp.
3.050%, 8/15/25 (x)	300,000	294,848
2.750%, 2/15/26 (x)	250,000	241,772
1.050%, 9/15/27 (x)	250,000	218,818
3.950%, 11/1/28	375,000	375,150
3.200%, 4/25/29 (x)	750,000	716,604
2.000%, 11/2/31 (x)	750,000	631,454
Procter & Gamble Co. (The) 0.550%, 10/29/25 (x)	500,000	459,985
1.000%, 4/23/26	350,000	321,326
2.450%, 11/3/26	500,000	482,547
1.900%, 2/1/27	600,000	563,103
2.850%, 8/11/27 (x)	1,000,000	969,314
1.200%, 10/29/30 (x)	500,000	408,604
1.950%, 4/23/31 (x)	1,000,000	865,981
2.300%, 2/1/32 (x)	600,000	502,485

		9,811,910

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The) 2.000%, 12/1/24	150,000	144,833
3.150%, 3/15/27	500,000	484,413
1.950%, 3/15/31 (x)	585,000	495,629
GSK Consumer Healthcare Capital UK plc 3.125%, 3/24/25§	750,000	730,994
GSK Consumer Healthcare Capital US LLC
3.024%, 3/24/24§	250,000	246,281
3.375%, 3/24/27§	550,000	525,681
3.375%, 3/24/29§	500,000	467,338
3.625%, 3/24/32§	610,000	562,757

		3,657,926

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Tobacco (0.3%)
Altria Group, Inc.
2.350%, 5/6/25	$385,000	$363,499
4.400%, 2/14/26	195,000	191,409
2.625%, 9/16/26	430,000	391,455
3.400%, 5/6/30	2,240,000	1,911,266
BAT Capital Corp.
2.789%, 9/6/24	525,000	506,873
3.215%, 9/6/26	750,000	700,892
3.557%, 8/15/27	1,250,000	1,143,872
2.259%, 3/25/28	350,000	293,834
3.462%, 9/6/29	750,000	645,322
4.906%, 4/2/30	1,500,000	1,394,967
4.742%, 3/16/32	500,000	441,904
BAT International Finance plc
1.668%, 3/25/26	350,000	310,422
4.448%, 3/16/28	500,000	473,802
Philip Morris International, Inc.
3.600%, 11/15/23	600,000	602,182
2.875%, 5/1/24	500,000	494,298
3.250%, 11/10/24	500,000	495,358
1.500%, 5/1/25 (x)	205,000	191,978
3.375%, 8/11/25 (x)	250,000	245,923
0.875%, 5/1/26 (x)	300,000	267,585
3.125%, 8/17/27	1,000,000	940,280
2.100%, 5/1/30	120,000	97,601
1.750%, 11/1/30	300,000	233,014
Reynolds American, Inc.
4.850%, 9/15/23	1,500,000	1,514,905
4.450%, 6/12/25	2,035,000	2,023,166

		15,875,807

Total Consumer Staples		102,326,179

Energy (2.0%)
Energy Equipment & Services (0.1%)
Baker Hughes Holdings LLC
1.231%, 12/15/23 (x)	205,000	198,713
2.061%, 12/15/26 (x)	500,000	459,876
3.337%, 12/15/27	1,250,000	1,183,245
3.138%, 11/7/29	215,000	195,952
4.486%, 5/1/30	145,000	143,897
Halliburton Co.
3.500%, 8/1/23	43,000	43,092
3.800%, 11/15/25	38,000	37,800
2.920%, 3/1/30	2,000,000	1,771,812
Helmerich & Payne, Inc. 2.900%, 9/29/31	105,000	90,139
Schlumberger Finance Canada Ltd. 1.400%, 9/17/25 (x)	125,000	116,655
Schlumberger Investment SA 2.650%, 6/26/30	1,350,000	1,185,680

		5,426,861

Oil, Gas & Consumable Fuels (1.9%)
Boardwalk Pipelines LP
4.950%, 12/15/24	500,000	504,721
5.950%, 6/1/26	250,000	259,269
4.800%, 5/3/29 (x)	415,000	402,704
BP Capital Markets America, Inc.
3.790%, 2/6/24	415,000	416,704
3.410%, 2/11/26 (x)	750,000	734,429
3.119%, 5/4/26	500,000	483,254
4.234%, 11/6/28	1,250,000	1,241,846
1.749%, 8/10/30	3,300,000	2,707,028
2.721%, 1/12/32	625,000	538,285
BP Capital Markets plc 3.279%, 9/19/27	3,250,000	3,104,010
Canadian Natural Resources Ltd.
3.800%, 4/15/24	64,000	63,666
2.050%, 7/15/25	350,000	327,787
3.850%, 6/1/27	1,300,000	1,243,307
2.950%, 7/15/30 (x)	350,000	307,879
Cheniere Corpus Christi Holdings LLC 5.125%, 6/30/27	2,500,000	2,507,878
Chevron Corp. 2.954%, 5/16/26	1,500,000	1,465,721
1.995%, 5/11/27	250,000	230,682
2.236%, 5/11/30 (x)	1,325,000	1,168,665
Chevron USA, Inc. 0.426%, 8/11/23 (x)	230,000	223,677
0.687%, 8/12/25 (x)	665,000	612,145
1.018%, 8/12/27 (x)	310,000	271,101
CNOOC Finance 2013 Ltd. 2.875%, 9/30/29	600,000	554,550
CNOOC Finance 2014 ULC 4.250%, 4/30/24	1,100,000	1,112,980
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25	1,600,000	1,591,300
4.375%, 5/2/28	200,000	203,787
Columbia Pipeline Group, Inc. 4.500%, 6/1/25	400,000	404,415
ConocoPhillips Co.
2.125%, 3/8/24 (x)	1,800,000	1,763,906
2.400%, 3/7/25	1,800,000	1,736,581
Coterra Energy, Inc.
4.375%, 6/1/24§	1,000,000	1,001,759
4.375%, 3/15/29§	350,000	342,566
Devon Energy Corp. 5.850%, 12/15/25	500,000	525,540
Diamondback Energy, Inc. 3.250%, 12/1/26	765,000	747,697
Enbridge, Inc.
0.550%, 10/4/23	200,000	192,966
2.150%, 2/16/24	220,000	213,980
3.500%, 6/10/24	1,000,000	989,406
2.500%, 1/15/25	350,000	336,914
2.500%, 2/14/25 (x)	205,000	197,106
1.600%, 10/4/26	270,000	241,074
4.250%, 12/1/26	500,000	494,430
3.700%, 7/15/27	1,250,000	1,198,262
3.125%, 11/15/29 (x)	750,000	682,345
Energy Transfer LP
4.200%, 9/15/23	250,000	250,600
4.500%, 4/15/24	250,000	250,191
3.900%, 5/15/24 (e)	750,000	743,534
2.900%, 5/15/25	770,000	733,905
5.950%, 12/1/25	250,000	259,755
4.750%, 1/15/26	1,250,000	1,245,775
3.900%, 7/15/26	500,000	482,059
4.950%, 5/15/28	300,000	293,981
4.950%, 6/15/28	375,000	370,001
5.250%, 4/15/29	1,000,000	993,059
4.150%, 9/15/29	750,000	687,857

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Enterprise Products Operating LLC
3.750%, 2/15/25	$1,415,000	$1,400,956
4.150%, 10/16/28	600,000	584,627
3.125%, 7/31/29	750,000	676,117
2.800%, 1/31/30	755,000	661,658
(ICE LIBOR USD 3 Month + 2.57%), 5.375%, 2/15/78 (k)	500,000	420,433
Series E
(ICE LIBOR USD 3 Month + 3.03%), 5.250%, 8/16/77 (k)(x)	750,000	630,525
EOG Resources, Inc.
3.150%, 4/1/25 (x)	2,000,000	1,971,116
4.150%, 1/15/26 (x)	500,000	503,790
Equinor ASA
2.650%, 1/15/24 (x)	500,000	494,496
3.700%, 3/1/24 (x)	1,000,000	1,003,716
3.250%, 11/10/24	600,000	596,430
1.750%, 1/22/26	415,000	387,248
3.625%, 9/10/28 (x)	600,000	584,809
2.375%, 5/22/30	375,000	329,895
Exxon Mobil Corp.
2.709%, 3/6/25	1,000,000	980,780
3.043%, 3/1/26	2,025,000	1,988,535
2.275%, 8/16/26	500,000	476,491
2.440%, 8/16/29	750,000	674,178
3.482%, 3/19/30	5,000,000	4,803,147
HF Sinclair Corp. 5.875%, 4/1/26 (x)§	250,000	252,618
Kinder Morgan Energy Partners LP
3.500%, 9/1/23	100,000	99,744
4.250%, 9/1/24	750,000	748,055
Kinder Morgan, Inc.
1.750%, 11/15/26	1,715,000	1,526,816
4.300%, 3/1/28	1,250,000	1,217,966
Magellan Midstream Partners LP
5.000%, 3/1/26	250,000	255,505
3.250%, 6/1/30	250,000	221,229
Marathon Oil Corp. 4.400%, 7/15/27	750,000	735,352
Marathon Petroleum Corp.
4.700%, 5/1/25 (x)	1,000,000	1,014,387
5.125%, 12/15/26	2,000,000	2,049,656
3.800%, 4/1/28	300,000	284,354
MPLX LP
4.875%, 12/1/24	1,000,000	1,008,358
4.000%, 2/15/25	300,000	296,273
4.875%, 6/1/25	1,500,000	1,509,933
1.750%, 3/1/26	350,000	315,440
4.125%, 3/1/27	2,085,000	2,015,808
2.650%, 8/15/30	455,000	380,554
ONEOK Partners LP 5.000%, 9/15/23 (x)	1,000,000	1,011,726
ONEOK, Inc.
2.750%, 9/1/24	350,000	338,689
2.200%, 9/15/25 (x)	350,000	326,205
5.850%, 1/15/26	160,000	165,597
4.000%, 7/13/27	225,000	217,029
4.350%, 3/15/29	500,000	471,549
3.400%, 9/1/29	500,000	443,406
3.100%, 3/15/30	350,000	301,441
Phillips 66 0.900%, 2/15/24	250,000	238,302
3.850%, 4/9/25	500,000	497,329
1.300%, 2/15/26 (x)	140,000	126,342
3.900%, 3/15/28	500,000	486,471
Phillips 66 Co. 3.550%, 10/1/26§	300,000	291,905
Pioneer Natural Resources Co.
1.125%, 1/15/26	350,000	313,217
1.900%, 8/15/30	1,000,000	818,490
2.150%, 1/15/31	260,000	214,796
Plains All American Pipeline LP
3.850%, 10/15/23	250,000	248,465
4.500%, 12/15/26	500,000	492,242
3.550%, 12/15/29	2,500,000	2,212,152
Sabine Pass Liquefaction LLC
5.625%, 3/1/25	1,215,000	1,239,595
5.000%, 3/15/27	3,000,000	3,010,810
4.500%, 5/15/30	1,225,000	1,178,429
Spectra Energy Partners LP
3.500%, 3/15/25	1,000,000	979,089
3.375%, 10/15/26	315,000	300,838
Targa Resources Corp. 5.200%, 7/1/27	1,040,000	1,045,553
TC PipeLines LP 3.900%, 5/25/27	200,000	196,482
TotalEnergies Capital International SA
3.750%, 4/10/24	2,000,000	2,006,530
2.434%, 1/10/25	500,000	486,246
3.455%, 2/19/29	750,000	714,954
TotalEnergies Capital SA 3.883%, 10/11/28	250,000	246,446
TransCanada PipeLines Ltd.
1.000%, 10/12/24	455,000	424,634
4.875%, 1/15/26	550,000	558,267
4.250%, 5/15/28	1,750,000	1,705,428
2.500%, 10/12/31	625,000	521,273
Transcontinental Gas Pipe Line Co. LLC
4.000%, 3/15/28	500,000	485,044
3.250%, 5/15/30	250,000	225,138
Valero Energy Corp.
2.850%, 4/15/25	184,000	177,741
3.400%, 9/15/26	350,000	338,117
2.150%, 9/15/27	750,000	669,402
4.350%, 6/1/28	350,000	341,583
4.000%, 4/1/29	765,000	725,757
Valero Energy Partners LP 4.500%, 3/15/28	500,000	495,220
Williams Cos., Inc. (The)
4.500%, 11/15/23 (x)	1,000,000	1,007,608
4.550%, 6/24/24	1,270,000	1,282,493
3.750%, 6/15/27	500,000	478,567
2.600%, 3/15/31	1,165,000	976,293

		103,790,924

Total Energy		109,217,785

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Financials (14.9%)
Banks (8.7%)
Australia & New Zealand Banking Group Ltd. 3.700%, 11/16/25	$1,000,000	$995,195
Banco Bilbao Vizcaya Argentaria SA
0.875%, 9/18/23	800,000	773,143
1.125%, 9/18/25	800,000	725,459
Banco Santander SA 3.892%, 5/24/24	600,000	597,336
2.706%, 6/27/24	800,000	776,431
3.496%, 3/24/25 (x)	600,000	586,543
2.746%, 5/28/25	200,000	189,767
1.849%, 3/25/26	600,000	539,390
4.250%, 4/11/27	1,000,000	964,282
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.722%, 9/14/27 (k)	485,000	421,651
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28 (k)	200,000	191,005
4.379%, 4/12/28	1,200,000	1,156,429
3.306%, 6/27/29	800,000	726,291
3.490%, 5/28/30	200,000	177,224
2.749%, 12/3/30	1,745,000	1,383,060
2.958%, 3/25/31	480,000	402,706
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.225%, 11/22/32 (k)	600,000	480,654
Bank of America Corp.
4.125%, 1/22/24	1,200,000	1,213,532
4.200%, 8/26/24	625,000	627,981
(SOFR + 0.74%), 0.810%, 10/24/24 (k)	1,500,000	1,431,338
4.000%, 1/22/25	1,000,000	995,790
(SOFR + 0.67%), 1.843%, 2/4/25 (k)	800,000	772,007
(ICE LIBOR USD 3 Month + 0.97%), 3.458%, 3/15/25 (k)	1,500,000	1,480,120
(SOFR + 0.69%), 0.976%, 4/22/25 (k)	1,500,000	1,411,905
(SOFR + 1.11%), 3.841%, 4/25/25 (k)	1,000,000	994,536
3.875%, 8/1/25	2,000,000	1,995,195
(SOFR + 0.91%), 0.981%, 9/25/25 (k)	750,000	696,140
(ICE LIBOR USD 3 Month + 1.09%), 3.093%, 10/1/25 (k)	1,150,000	1,114,011
(ICE LIBOR USD 3 Month + 0.87%), 2.456%, 10/22/25 (k)	1,000,000	954,253
(SOFR + 0.65%), 1.530%, 12/6/25 (k)	2,500,000	2,338,136
(ICE LIBOR USD 3 Month + 0.81%), 3.366%, 1/23/26 (k)	4,750,000	4,603,178
(ICE LIBOR USD 3 Month + 0.64%), 2.015%, 2/13/26 (k)	1,000,000	936,531
4.450%, 3/3/26	655,000	653,954
3.384%, 4/2/26	750,000	727,407
1.319%, 6/19/26	1,750,000	1,589,861
(SOFR + 1.01%), 1.197%, 10/24/26 (k)	1,500,000	1,343,648
(ICE LIBOR USD 3 Month + 1.06%), 3.559%, 4/23/27 (k)	1,500,000	1,439,472
(SOFR + 0.96%), 1.734%, 7/22/27 (k)	2,410,000	2,149,309
(ICE LIBOR USD 3 Month + 1.58%), 3.824%, 1/20/28 (k)	1,000,000	959,608
(SOFR + 1.05%), 2.551%, 2/4/28 (k)	800,000	727,558
(ICE LIBOR USD 3 Month + 1.51%), 3.705%, 4/24/28 (k)	1,500,000	1,430,213
(SOFR + 1.58%), 4.376%, 4/27/28 (k)(x)	1,250,000	1,231,875
3.419%, 12/20/28	4,450,000	4,149,299
(ICE LIBOR USD 3 Month + 1.07%), 3.970%, 3/5/29 (k)	2,000,000	1,903,468
(SOFR + 1.06%), 2.087%, 6/14/29 (k)	2,150,000	1,846,158
4.271%, 7/23/29	2,250,000	2,166,846
(ICE LIBOR USD 3 Month + 1.18%), 3.194%, 7/23/30 (k)	1,300,000	1,168,241
(ICE LIBOR USD 3 Month + 0.99%), 2.496%, 2/13/31 (k)	3,500,000	2,957,759
(SOFR + 1.53%), 1.898%, 7/23/31 (k)	1,000,000	803,311
(SOFR + 1.37%), 1.922%, 10/24/31 (k)	1,500,000	1,196,272
(SOFR + 1.32%), 2.687%, 4/22/32 (k)	2,000,000	1,682,944
(SOFR + 1.22%), 2.299%, 7/21/32 (k)	1,500,000	1,214,296
(SOFR + 1.21%), 2.572%, 10/20/32 (k)	1,350,000	1,126,138
(SOFR + 1.33%), 2.972%, 2/4/33 (k)	490,000	417,267
(SOFR + 1.83%), 4.571%, 4/27/33 (k)	1,000,000	973,908
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.482%, 9/21/36 (k)	1,750,000	1,353,262
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.846%, 3/8/37 (k)	1,400,000	1,213,612
Series L 3.950%, 4/21/25	2,450,000	2,423,840
Series N
(SOFR + 0.91%), 1.658%, 3/11/27 (k)	750,000	673,711
(SOFR + 1.22%), 2.651%, 3/11/32 (k)	500,000	421,220
Bank of Montreal
0.400%, 9/15/23	340,000	327,562
0.450%, 12/8/23 (x)	1,785,000	1,712,326
2.150%, 3/8/24	400,000	390,939
2.500%, 6/28/24 (x)	500,000	488,053
0.625%, 7/9/24 (x)	535,000	503,232
1.500%, 1/10/25	435,000	410,492
3.700%, 6/7/25	405,000	401,677
1.250%, 9/15/26 (x)	500,000	443,178
(SOFR + 0.60%), 0.949%, 1/22/27 (k)	1,200,000	1,069,291
2.650%, 3/8/27	265,000	245,499
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.40%), 3.088%, 1/10/37 (k)	750,000	613,364

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Series E 3.300%, 2/5/24	$1,000,000	$996,837
Bank of Nova Scotia (The) 0.400%, 9/15/23	400,000	386,045
0.550%, 9/15/23	300,000	290,623
3.400%, 2/11/24 (x)	750,000	747,788
2.440%, 3/11/24	500,000	490,151
0.700%, 4/15/24	500,000	474,152
0.650%, 7/31/24	340,000	318,940
1.450%, 1/10/25 (x)	185,000	174,976
2.200%, 2/3/25 (x)	750,000	719,242
3.450%, 4/11/25	300,000	296,585
1.300%, 6/11/25 (x)	750,000	696,528
1.050%, 3/2/26	750,000	669,812
1.350%, 6/24/26 (x)	500,000	447,546
2.700%, 8/3/26 (x)	750,000	706,311
1.300%, 9/15/26	500,000	443,290
1.950%, 2/2/27	175,000	157,829
2.951%, 3/11/27	500,000	470,662
2.150%, 8/1/31	500,000	409,340
2.450%, 2/2/32 (x)	250,000	208,192
Series 2
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.625%, 10/27/81 (k)	2,250,000	1,702,287
BankUnited, Inc. 5.125%, 6/11/30 (x)	750,000	726,840
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.007%, 12/10/24 (k)	385,000	366,199
3.650%, 3/16/25	1,750,000	1,714,151
(ICE LIBOR USD 3 Month + 1.61%), 3.932%, 5/7/25 (k)	750,000	738,741
4.375%, 1/12/26	1,500,000	1,478,400
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.279%, 11/24/27 (k)	735,000	652,193
(ICE LIBOR USD 3 Month + 1.90%), 4.972%, 5/16/29 (k)	1,000,000	988,501
(ICE LIBOR USD 3 Month + 3.05%), 5.088%, 6/20/30 (k)	2,000,000	1,893,862
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.667%, 3/10/32 (k)	1,000,000	806,647
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.894%, 11/24/32 (k)	675,000	542,755
BNP Paribas SA 4.250%, 10/15/24	1,000,000	999,496
Canadian Imperial Bank of Commerce
3.500%, 9/13/23 (x)	500,000	499,664
0.500%, 12/14/23 (x)	500,000	478,628
3.100%, 4/2/24 (x)	750,000	742,482
1.000%, 10/18/24 (x)	570,000	534,274
2.250%, 1/28/25	750,000	718,957
3.300%, 4/7/25 (x)	175,000	171,756
0.950%, 10/23/25 (x)	130,000	117,599
1.250%, 6/22/26 (x)	750,000	668,967
3.450%, 4/7/27	225,000	216,047
3.600%, 4/7/32	225,000	203,768
Citigroup, Inc. 3.750%, 6/16/24	500,000	502,147
4.000%, 8/5/24 (x)	2,500,000	2,500,906
3.875%, 3/26/25	500,000	494,764
(ICE LIBOR USD 3 Month + 0.90%), 3.352%, 4/24/25 (k)	1,500,000	1,471,656
3.300%, 4/27/25 (x)	1,000,000	985,573
(SOFR + 0.67%), 0.981%, 5/1/25 (k)	750,000	702,605
(SOFR + 1.37%), 4.140%, 5/24/25 (k)	645,000	643,323
4.400%, 6/10/25	650,000	649,328
(SOFR + 0.53%), 1.281%, 11/3/25 (k)	375,000	349,578
(SOFR + 0.69%), 2.014%, 1/25/26 (k)	855,000	801,034
4.600%, 3/9/26	595,000	597,236
(SOFR + 1.53%), 3.290%, 3/17/26 (k)	1,500,000	1,452,218
(SOFR + 2.84%), 3.106%, 4/8/26 (k)	2,500,000	2,402,643
3.400%, 5/1/26	2,500,000	2,419,819
3.200%, 10/21/26	3,250,000	3,095,853
(SOFR + 0.77%), 1.122%, 1/28/27 (k)	1,250,000	1,105,748
(SOFR + 0.77%), 1.462%, 6/9/27 (k)	1,375,000	1,215,763
4.450%, 9/29/27	1,250,000	1,225,242
(SOFR + 1.28%), 3.070%, 2/24/28 (k)	1,000,000	927,103
(SOFR + 1.89%), 4.658%, 5/24/28 (k)	715,000	711,123
(ICE LIBOR USD 3 Month + 1.39%), 3.668%, 7/24/28 (k)	3,000,000	2,837,270
(ICE LIBOR USD 3 Month + 1.15%), 3.520%, 10/27/28 (k)	2,500,000	2,331,590
(ICE LIBOR USD 3 Month + 1.19%), 4.075%, 4/23/29 (k)	2,000,000	1,915,408
(ICE LIBOR USD 3 Month + 1.34%), 3.980%, 3/20/30 (k)	1,750,000	1,642,475
(SOFR + 1.42%), 2.976%, 11/5/30 (k)	1,250,000	1,094,629
(SOFR + 1.15%), 2.666%, 1/29/31 (k)	1,500,000	1,277,148
(SOFR + 2.11%), 2.572%, 6/3/31 (k)	2,000,000	1,679,037
(SOFR + 1.17%), 2.561%, 5/1/32 (k)	835,000	688,436
(SOFR + 1.18%), 2.520%, 11/3/32 (k)	895,000	733,721
(SOFR + 1.35%), 3.057%, 1/25/33 (k)	800,000	678,270
(SOFR + 1.94%), 3.785%, 3/17/33 (k)	1,500,000	1,350,931
(SOFR + 2.09%), 4.910%, 5/24/33 (k)	500,000	493,813
Citizens Bank NA
2.250%, 4/28/25	400,000	381,442
(SOFR + 1.40%), 4.119%, 5/23/25 (k)	500,000	498,635
3.750%, 2/18/26	500,000	489,614

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Citizens Financial Group, Inc.
2.850%, 7/27/26	$500,000	$468,955
2.500%, 2/6/30	150,000	126,676
3.250%, 4/30/30	470,000	416,656
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 5.641%, 5/21/37 (k)	500,000	496,943
Comerica Bank
2.500%, 7/23/24	300,000	291,403
4.000%, 7/27/25	250,000	246,197
Comerica, Inc.
3.700%, 7/31/23	375,000	374,854
4.000%, 2/1/29	450,000	435,497
Cooperatieve Rabobank UA
0.375%, 1/12/24	405,000	386,530
1.375%, 1/10/25	500,000	470,118
3.375%, 5/21/25	1,000,000	990,849
4.375%, 8/4/25	500,000	495,119
3.750%, 7/21/26	815,000	777,247
Discover Bank
4.200%, 8/8/23	550,000	552,520
2.450%, 9/12/24	750,000	721,681
3.450%, 7/27/26	840,000	794,965
4.650%, 9/13/28	625,000	601,142
2.700%, 2/6/30	250,000	209,590
Fifth Third Bancorp
4.300%, 1/16/24	700,000	702,301
3.650%, 1/25/24	750,000	747,346
2.375%, 1/28/25	250,000	239,385
(SOFR + 0.69%), 1.707%, 11/1/27 (k)(x)	310,000	274,841
3.950%, 3/14/28 (x)	750,000	729,377
(SOFR + 1.36%), 4.055%, 4/25/28 (k)	290,000	281,827
(SOFR + 1.66%), 4.337%, 4/25/33 (k)	250,000	237,113
Fifth Third Bank NA
3.950%, 7/28/25	645,000	643,899
3.850%, 3/15/26	600,000	585,794
2.250%, 2/1/27 (x)	300,000	277,935
First Horizon Corp. 4.000%, 5/26/25	500,000	491,175
HSBC Holdings plc
4.250%, 3/14/24	1,700,000	1,691,544
(SOFR + 0.53%), 0.732%, 8/17/24 (k)	415,000	397,956
(SOFR + 0.58%), 1.162%, 11/22/24 (k)	1,000,000	956,237
(ICE LIBOR USD 3 Month + 1.21%), 3.803%, 3/11/25 (k)	875,000	864,326
(SOFR + 0.71%), 0.976%, 5/24/25 (k)	335,000	313,158
4.250%, 8/18/25	1,600,000	1,578,441
(SOFR + 1.40%), 2.633%, 11/7/25 (k)	830,000	792,177
(SOFR + 1.51%), 4.180%, 12/9/25 (k)	1,000,000	986,178
(SOFR + 1.43%), 2.999%, 3/10/26 (k)	875,000	834,372
(SOFR + 1.54%), 1.645%, 4/18/26 (k)	2,125,000	1,952,147
(SOFR + 1.93%), 2.099%, 6/4/26 (k)	825,000	768,447
4.375%, 11/23/26	1,815,000	1,776,975
(SOFR + 1.29%), 1.589%, 5/24/27 (k)	820,000	721,435
(SOFR + 1.10%), 2.251%, 11/22/27 (k)	780,000	695,079
(ICE LIBOR USD 3 Month + 1.55%), 4.041%, 3/13/28(k)	1,250,000	1,190,340
(SOFR + 2.11%), 4.755%, 6/9/28 (k)	1,000,000	974,068
(ICE LIBOR USD 3 Month + 1.53%), 4.583%, 6/19/29 (k)	1,120,000	1,080,963
(SOFR + 1.29%), 2.206%, 8/17/29 (k)	450,000	378,856
(ICE LIBOR USD 3 Month + 1.61%), 3.973%, 5/22/30 (k)	1,165,000	1,076,047
2.848%, 6/4/31	5,715,000	4,854,463
(SOFR + 1.19%), 2.804%, 5/24/32 (k)	595,000	488,131
(SOFR + 1.41%), 2.871%, 11/22/32 (k)	790,000	646,835
(SOFR + 2.53%), 4.762%, 3/29/33 (k)	420,000	387,250
HSBC USA, Inc. 3.500%, 6/23/24	900,000	894,960
Huntington Bancshares, Inc.
2.625%, 8/6/24	500,000	486,061
4.000%, 5/15/25	350,000	348,474
2.550%, 2/4/30	500,000	425,851
(SOFR + 2.05%), 5.023%, 5/17/33 (k)	420,000	419,678
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.487%, 8/15/36 (k)	500,000	392,491
Huntington National Bank (The)
3.550%, 10/6/23	500,000	499,161
(SOFR + 1.21%), 4.008%, 5/16/25 (k)	250,000	250,004
(United States SOFR Compounded Index + 1.65%), 4.552%, 5/17/28 (k)	250,000	249,210
Industrial & Commercial Bank of China Ltd. 3.538%, 11/8/27	500,000	495,960
ING Groep NV 4.100%, 10/2/23	1,500,000	1,505,001
3.550%, 4/9/24	750,000	743,887
(SOFR + 1.64%), 3.869%, 3/28/26 (k)	500,000	489,809
3.950%, 3/29/27	1,250,000	1,205,977
(SOFR + 1.01%), 1.726%, 4/1/27 (k)	375,000	335,463
(SOFR + 1.83%), 4.017%, 3/28/28 (k)	500,000	475,947
4.050%, 4/9/29	560,000	526,841
(SOFR + 1.32%), 2.727%, 4/1/32 (k)	265,000	221,557
JPMorgan Chase & Co.
3.875%, 2/1/24	3,000,000	3,022,265
3.625%, 5/13/24 (x)	3,000,000	3,005,845

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 1.00%), 4.023%, 12/5/24 (k)	$1,250,000	$1,246,438
(SOFR + 0.42%), 0.563%, 2/16/25 (k)	975,000	918,261
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25 (k)	2,365,000	2,324,126
(SOFR + 0.54%), 0.824%, 6/1/25 (k)	1,345,000	1,259,162
3.845%, 6/14/25	800,000	792,696
(CME Term SOFR 3 Month + 0.58%), 0.969%, 6/23/25 (k)	1,750,000	1,638,059
(SOFR + 0.49%), 0.768%, 8/9/25 (k)	2,665,000	2,476,881
(SOFR + 1.16%), 2.301%, 10/15/25 (k)	1,500,000	1,429,311
(SOFR + 0.61%), 1.561%, 12/10/25 (k)	2,000,000	1,881,541
(SOFR + 0.92%), 2.595%, 2/24/26 (k)	500,000	475,594
(CME Term SOFR 3 Month + 1.59%), 2.005%, 3/13/26 (k)	555,000	518,951
3.300%, 4/1/26	2,000,000	1,942,546
(SOFR + 1.32%), 4.080%, 4/26/26 (k)	1,000,000	990,241
3.200%, 6/15/26	1,750,000	1,693,174
(SOFR + 0.80%), 1.045%, 11/19/26 (k)	1,250,000	1,112,459
(CME Term SOFR 3 Month + 0.70%), 1.040%, 2/4/27 (k)	1,250,000	1,105,302
(SOFR + 0.89%), 1.578%, 4/22/27 (k)	1,185,000	1,057,043
(SOFR + 0.77%), 1.470%, 9/22/27 (k)	925,000	811,352
(SOFR + 1.17%), 2.947%, 2/24/28 (k)	300,000	278,049
(SOFR + 1.56%), 4.323%, 4/26/28 (k)	1,000,000	984,670
(ICE LIBOR USD 3 Month + 1.38%), 3.540%, 5/1/28 (k)	2,750,000	2,605,506
(SOFR + 1.89%), 2.182%, 6/1/28 (k)	1,750,000	1,560,228
(ICE LIBOR USD 3 Month + 0.95%), 3.509%, 1/23/29 (k)	7,000,000	6,560,342
(ICE LIBOR USD 3 Month + 1.12%), 4.005%, 4/23/29 (k)	1,500,000	1,435,136
(SOFR + 1.02%), 2.069%, 6/1/29 (k)	1,110,000	957,067
(ICE LIBOR USD 3 Month + 1.26%), 4.203%, 7/23/29 (k)	1,500,000	1,445,583
(ICE LIBOR USD 3 Month + 1.33%), 4.452%, 12/5/29 (k)	1,000,000	978,648
(ICE LIBOR USD 3 Month + 1.16%), 3.702%, 5/6/30 (k)	625,000	582,565
(SOFR + 1.75%), 4.565%, 6/14/30 (k)	555,000	545,722
(SOFR + 1.51%), 2.739%, 10/15/30 (k)	1,735,000	1,515,375
(SOFR + 2.52%), 2.956%, 5/13/31 (k)	815,000	704,911
(CME Term SOFR 3 Month + 1.11%), 1.764%, 11/19/31 (k)	1,250,000	992,122
(SOFR + 1.07%), 1.953%, 2/4/32 (k)	750,000	601,107
(SOFR + 1.25%), 2.580%, 4/22/32 (k)	1,155,000	969,414
(SOFR + 1.18%), 2.545%, 11/8/32 (k)	2,750,000	2,304,592
(SOFR + 1.26%), 2.963%, 1/25/33 (k)	700,000	600,321
(SOFR + 1.80%), 4.586%, 4/26/33 (k)	835,000	821,652
KeyBank NA 3.300%, 6/1/25	250,000	245,684
3.400%, 5/20/26	1,000,000	959,116
4.390%, 12/14/27	100,000	100,000
KeyCorp
(SOFR + 1.25%), 3.878%, 5/23/25 (k)	215,000	213,709
4.150%, 10/29/25	310,000	308,922
2.250%, 4/6/27	750,000	674,028
Korea Development Bank (The)
3.750%, 1/22/24	500,000	502,594
3.250%, 2/19/24 (x)	350,000	349,519
0.400%, 3/9/24	220,000	209,427
0.400%, 6/19/24	425,000	401,106
2.125%, 10/1/24	390,000	379,169
0.750%, 1/25/25	500,000	466,500
1.750%, 2/18/25	250,000	239,000
2.000%, 2/24/25	850,000	817,666
0.800%, 4/27/26	300,000	271,296
0.800%, 7/19/26	500,000	449,500
1.000%, 9/9/26	400,000	361,388
2.250%, 2/24/27	700,000	658,399
1.375%, 4/25/27	500,000	450,406
1.625%, 1/19/31	500,000	417,350
2.000%, 10/25/31	500,000	426,344
Kreditanstalt fuer Wiederaufbau
0.250%, 10/19/23	2,000,000	1,932,476
2.625%, 2/28/24	2,125,000	2,112,563
0.250%, 3/8/24	1,635,000	1,560,662
1.375%, 8/5/24	2,250,000	2,174,454
0.500%, 9/20/24 (x)	2,000,000	1,891,665
2.500%, 11/20/24	5,000,000	4,937,795
1.250%, 1/31/25	3,500,000	3,345,563
3.125%, 6/10/25	1,500,000	1,502,921
0.375%, 7/18/25	920,000	848,932
0.625%, 1/22/26	3,600,000	3,305,740
3.000%, 5/20/27 (x)	1,575,000	1,564,192
2.875%, 4/3/28 (x)	1,750,000	1,725,579
1.750%, 9/14/29	525,000	477,570
0.750%, 9/30/30	400,000	332,079
Landwirtschaftliche Rentenbank
3.125%, 11/14/23	1,500,000	1,502,994
2.000%, 1/13/25	3,000,000	2,924,530
0.875%, 3/30/26	600,000	552,097
1.750%, 7/27/26	500,000	473,123
0.875%, 9/3/30	750,000	627,947
Series 40 0.500%, 5/27/25	730,000	677,969
Lloyds Banking Group plc
4.050%, 8/16/23	750,000	752,375
3.900%, 3/12/24	400,000	399,364
4.450%, 5/8/25	575,000	575,913

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.870%, 7/9/25 (k)	$1,000,000	$989,421
4.582%, 12/10/25	1,000,000	980,863
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.511%, 3/18/26 (k)	500,000	486,983
4.650%, 3/24/26	1,750,000	1,715,573
3.750%, 1/11/27	1,385,000	1,336,364
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.80%), 3.750%, 3/18/28 (k)	400,000	379,964
4.375%, 3/22/28	1,350,000	1,315,518
4.550%, 8/16/28	850,000	834,110
(ICE LIBOR USD 3 Month + 1.21%), 3.574%, 11/7/28 (k)	1,750,000	1,642,020
M&T Bank Corp. 3.550%, 7/26/23	500,000	499,906
Manufacturers & Traders Trust Co. 2.900%, 2/6/25	1,000,000	975,910
3.400%, 8/17/27	330,000	312,665
Mitsubishi UFJ Financial Group, Inc. 2.527%, 9/13/23	760,000	752,096
3.407%, 3/7/24	750,000	744,726
2.801%, 7/18/24	1,000,000	974,767
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 0.848%, 9/15/24 (k)	750,000	722,505
2.193%, 2/25/25	1,000,000	949,664
3.777%, 3/2/25 (x)	1,000,000	990,400
1.412%, 7/17/25	430,000	395,625
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.953%, 7/19/25 (k)	500,000	467,318
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 0.962%, 10/11/25 (k)	760,000	704,560
3.850%, 3/1/26	216,000	211,904
2.757%, 9/13/26 (x)	1,250,000	1,170,707
3.677%, 2/22/27	1,000,000	967,617
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.538%, 7/20/27 (k)	500,000	441,870
3.287%, 7/25/27 (x)	1,000,000	946,851
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.640%, 10/13/27 (k)	1,500,000	1,324,004
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.341%, 1/19/28 (k)	600,000	542,010
3.961%, 3/2/28 (x)	1,500,000	1,451,863
4.050%, 9/11/28 (x)	1,000,000	965,020
3.741%, 3/7/29	750,000	705,728
3.195%, 7/18/29	1,000,000	902,806
2.559%, 2/25/30	1,000,000	856,574
2.048%, 7/17/30	460,000	375,797
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.852%, 1/19/33 (k)	500,000	424,009
Mizuho Financial Group, Inc.
(SOFR + 1.25%), 1.241%, 7/10/24 (k)	320,000	311,556
(SOFR + 0.87%), 0.849%, 9/8/24 (k)	200,000	192,646
(SOFR + 1.24%), 2.839%, 7/16/25 (k)	750,000	726,699
(SOFR + 1.36%), 2.555%, 9/13/25 (k)	500,000	479,407
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 2.651%, 5/22/26 (k)(x)	500,000	474,581
(ICE LIBOR USD 3 Month + 0.83%), 2.226%, 5/25/26 (k)	300,000	280,575
2.839%, 9/13/26	850,000	791,600
3.663%, 2/28/27	1,000,000	957,192
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.234%, 5/22/27 (k)	500,000	436,845
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.554%, 7/9/27 (k)(x)	750,000	659,813
3.170%, 9/11/27	1,250,000	1,159,891
(ICE LIBOR USD 3 Month + 1.27%), 4.254%, 9/11/29 (k)	1,000,000	962,703
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 3.261%, 5/22/30 (k)	500,000	449,854
(ICE LIBOR USD 3 Month + 1.13%), 3.153%, 7/16/30 (k)	750,000	665,748
(SOFR + 1.77%), 2.201%, 7/10/31 (k)	500,000	406,409
(SOFR + 1.53%), 1.979%, 9/8/31 (k)	300,000	238,154
2.564%, 9/13/31	310,000	249,269
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 2.260%, 7/9/32 (k)	750,000	597,539
National Australia Bank Ltd.
3.500%, 6/9/25	250,000	247,974
3.375%, 1/14/26	750,000	735,338
2.500%, 7/12/26	1,500,000	1,413,455
3.905%, 6/9/27	500,000	494,716
National Bank of Canada
0.750%, 8/6/24	300,000	280,893
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.40%), 0.550%, 11/15/24 (k)	530,000	505,906
NatWest Group plc
3.875%, 9/12/23	800,000	798,068
(ICE LIBOR USD 3 Month + 1.76%), 4.269%, 3/22/25 (k)	1,000,000	990,506
4.800%, 4/5/26	1,750,000	1,744,108
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.642%, 6/14/27 (k)	1,050,000	922,029
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.073%, 5/22/28 (k)	295,000	268,706
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.27%), 5.516%, 9/30/28 (k)	200,000	201,862
(ICE LIBOR USD 3 Month + 1.75%), 4.892%, 5/18/29 (k)	3,050,000	2,956,331

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 1.87%), 4.445%, 5/8/30 (k)	$750,000	$709,805
Oesterreichische Kontrollbank AG
1.500%, 2/12/25	375,000	360,213
2.875%, 5/23/25	1,000,000	992,512
0.375%, 9/17/25	910,000	833,420
0.500%, 2/2/26	935,000	851,388
PNC Bank NA
2.500%, 8/27/24	500,000	486,070
3.300%, 10/30/24	1,000,000	990,985
2.950%, 2/23/25	250,000	243,737
3.875%, 4/10/25	1,000,000	990,575
3.250%, 6/1/25	500,000	492,247
3.100%, 10/25/27	500,000	474,153
3.250%, 1/22/28	1,000,000	952,600
2.700%, 10/22/29	395,000	345,494
PNC Financial Services Group, Inc. (The)
3.500%, 1/23/24	175,000	175,272
3.900%, 4/29/24	500,000	501,947
2.200%, 11/1/24	500,000	484,473
2.600%, 7/23/26 (x)	350,000	331,454
1.150%, 8/13/26 (x)	500,000	445,980
3.150%, 5/19/27 (x)	750,000	715,304
3.450%, 4/23/29	750,000	698,017
2.550%, 1/22/30	750,000	653,437
(SOFR + 0.98%), 2.307%, 4/23/32 (k)	1,000,000	837,428
(United States SOFR Compounded Index + 1.85%), 4.626%, 6/6/33 (k)	500,000	484,317
Regions Financial Corp. 2.250%, 5/18/25	300,000	285,955
1.800%, 8/12/28	500,000	427,035
Royal Bank of Canada
0.500%, 10/26/23	415,000	401,411
0.425%, 1/19/24 (x)	645,000	617,890
2.550%, 7/16/24 (x)	750,000	733,336
0.650%, 7/29/24 (x)	500,000	469,836
0.750%, 10/7/24	500,000	466,558
2.250%, 11/1/24 (x)	750,000	725,135
1.600%, 1/21/25 (x)	500,000	473,613
3.375%, 4/14/25	500,000	493,233
1.150%, 6/10/25 (x)	530,000	490,038
0.875%, 1/20/26	750,000	672,283
4.650%, 1/27/26 (x)	2,000,000	2,020,727
1.200%, 4/27/26 (x)	750,000	673,278
1.150%, 7/14/26 (x)	750,000	669,651
1.400%, 11/2/26	500,000	445,438
2.050%, 1/21/27 (x)	500,000	456,199
3.625%, 5/4/27 (x)	500,000	486,191
2.300%, 11/3/31	500,000	417,823
Santander Holdings USA, Inc.
3.500%, 6/7/24 (x)	350,000	344,274
3.450%, 6/2/25	500,000	481,540
(United States SOFR Compounded Index + 1.38%), 4.260%, 6/9/25 (k)	370,000	365,738
4.500%, 7/17/25	1,500,000	1,493,416
4.400%, 7/13/27	485,000	466,554
(SOFR + 1.25%), 2.490%, 1/6/28 (k)	260,000	228,394
Santander UK Group Holdings plc
(ICE LIBOR USD 3 Month + 1.57%), 4.796%, 11/15/24 (k)	750,000	751,958
(SOFR + 0.79%), 1.089%, 3/15/25 (k)	500,000	467,196
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.532%, 8/21/26 (k)	1,000,000	896,213
(SOFR + 0.99%), 1.673%, 6/14/27 (k)	1,000,000	872,476
(SOFR + 1.22%), 2.469%, 1/11/28 (k)	500,000	444,299
(ICE LIBOR USD 3 Month + 1.40%), 3.823%, 11/3/28 (k)	750,000	696,702
(SOFR + 1.48%), 2.896%, 3/15/32 (k)	500,000	416,419
Santander UK plc 4.000%, 3/13/24	1,000,000	1,001,776
Signature Bank
(AMERIBOR Unsecured Rate 3 Month + 3.89%), 4.000%, 10/15/30 (k)	250,000	239,196
Sumitomo Mitsui Banking Corp.
3.950%, 1/10/24	2,250,000	2,258,133
3.400%, 7/11/24	1,000,000	988,736
3.650%, 7/23/25	750,000	738,317
Sumitomo Mitsui Financial Group, Inc. 0.508%, 1/12/24	200,000	190,665
2.696%, 7/16/24	1,000,000	975,037
2.448%, 9/27/24	350,000	337,689
2.348%, 1/15/25	400,000	383,386
1.474%, 7/8/25	925,000	852,261
0.948%, 1/12/26	500,000	446,184
1.402%, 9/17/26	1,000,000	884,665
3.010%, 10/19/26	1,000,000	947,154
3.446%, 1/11/27 (x)	1,700,000	1,635,122
2.174%, 1/14/27	220,000	199,157
3.364%, 7/12/27	750,000	713,962
3.352%, 10/18/27	750,000	709,659
1.902%, 9/17/28	1,000,000	850,607
4.306%, 10/16/28 (x)	750,000	733,290
2.472%, 1/14/29	500,000	436,417
3.040%, 7/16/29	1,000,000	894,513
3.202%, 9/17/29	350,000	310,719
2.724%, 9/27/29	350,000	305,789
2.750%, 1/15/30	400,000	348,752
2.130%, 7/8/30	750,000	619,081
1.710%, 1/12/31	500,000	393,568
2.222%, 9/17/31	1,000,000	806,927
SVB Financial Group 1.800%, 10/28/26	400,000	356,152
(United States SOFR Compounded Index + 1.71%), 4.345%, 4/29/28 (k)(x)	500,000	486,998
2.100%, 5/15/28	590,000	503,385
3.125%, 6/5/30	300,000	257,860
1.800%, 2/2/31	565,000	435,712
(United States SOFR Compounded Index + 1.97%), 4.570%, 4/29/33 (k)	500,000	472,842

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Svenska Handelsbanken AB 3.900%, 11/20/23	$500,000	$502,301
Toronto-Dominion Bank (The) 3.500%, 7/19/23 (x)	750,000	753,227
0.450%, 9/11/23 (x)	1,000,000	966,886
0.550%, 3/4/24 (x)	750,000	714,399
2.350%, 3/8/24	500,000	490,605
3.250%, 3/11/24 (x)	750,000	746,747
2.650%, 6/12/24	750,000	736,431
0.700%, 9/10/24	750,000	703,339
1.250%, 12/13/24	195,000	184,150
1.450%, 1/10/25 (x)	500,000	472,038
3.766%, 6/6/25	500,000	497,727
1.150%, 6/12/25	750,000	692,404
0.750%, 9/11/25	1,000,000	904,296
0.750%, 1/6/26 (x)	1,000,000	893,410
1.200%, 6/3/26	1,025,000	917,574
1.250%, 9/10/26 (x)	750,000	665,899
1.950%, 1/12/27 (x)	500,000	452,268
2.800%, 3/10/27	500,000	467,714
4.108%, 6/8/27 (x)	500,000	494,284
2.000%, 9/10/31	500,000	406,595
(USD Swap Semi 5 Year + 2.21%), 3.625%, 9/15/31 (k)	1,000,000	962,297
2.450%, 1/12/32	500,000	417,205
3.200%, 3/10/32	500,000	447,332
4.456%, 6/8/32	265,000	262,678
Truist Bank
3.200%, 4/1/24 (x)	750,000	747,867
(ICE LIBOR USD 3 Month + 0.74%), 3.689%, 8/2/24 (k)	500,000	499,656
2.150%, 12/6/24	600,000	578,739
1.500%, 3/10/25	750,000	708,306
4.050%, 11/3/25	185,000	185,723
3.800%, 10/30/26	300,000	293,378
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.15%), 2.636%, 9/17/29 (k)	350,000	333,093
2.250%, 3/11/30	535,000	449,658
Truist Financial Corp.
3.750%, 12/6/23	750,000	756,028
2.500%, 8/1/24 (x)	750,000	732,783
2.850%, 10/26/24	500,000	489,527
4.000%, 5/1/25	600,000	600,776
3.700%, 6/5/25 (x)	750,000	747,151
1.200%, 8/5/25 (x)	500,000	461,554
(SOFR + 0.61%), 1.267%, 3/2/27 (k)	955,000	856,934
(SOFR + 1.37%), 4.123%, 6/6/28 (k)	315,000	310,486
3.875%, 3/19/29	750,000	711,325
(SOFR + 0.86%), 1.887%, 6/7/29 (k)	375,000	322,385
1.950%, 6/5/30	335,000	279,213
US Bancorp
3.700%, 1/30/24 (x)	500,000	502,239
2.400%, 7/30/24	750,000	731,908
3.600%, 9/11/24	1,000,000	998,610
1.450%, 5/12/25	600,000	563,121
3.950%, 11/17/25 (x)	500,000	501,975
3.100%, 4/27/26	1,415,000	1,363,940
(SOFR + 0.73%), 2.215%, 1/27/28 (k)	400,000	365,592
3.900%, 4/26/28	650,000	643,550
1.375%, 7/22/30	600,000	477,819
(SOFR + 1.02%), 2.677%, 1/27/33 (k)	400,000	344,543
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 0.95%), 2.491%, 11/3/36 (k)	1,000,000	816,503
US Bank NA
3.400%, 7/24/23	500,000	499,659
2.050%, 1/21/25 (x)	1,000,000	959,213
2.800%, 1/27/25	1,000,000	977,094
Webster Financial Corp. 4.100%, 3/25/29 (x)	500,000	478,621
Wells Fargo & Co.
3.750%, 1/24/24	1,250,000	1,252,971
3.300%, 9/9/24	2,000,000	1,975,778
(SOFR + 0.51%), 0.805%, 5/19/25 (k)	180,000	168,722
(SOFR + 1.09%), 2.406%, 10/30/25 (k)	1,105,000	1,054,932
(ICE LIBOR USD 3 Month + 0.75%), 2.164%, 2/11/26 (k)	1,250,000	1,176,383
3.000%, 4/22/26	4,000,000	3,818,403
(SOFR + 1.32%), 3.908%, 4/25/26 (k)	1,470,000	1,445,404
3.000%, 10/23/26	1,500,000	1,418,828
(ICE LIBOR USD 3 Month + 1.17%), 3.196%, 6/17/27 (k)	1,110,000	1,054,554
(SOFR + 1.51%), 3.526%, 3/24/28 (k)	710,000	673,314
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28 (k)	8,035,000	7,633,914
(SOFR + 2.10%), 2.393%, 6/2/28 (k)	1,010,000	905,362
4.150%, 1/24/29	1,350,000	1,308,360
(SOFR + 1.43%), 2.879%, 10/30/30 (k)	1,250,000	1,097,569
(SOFR + 1.26%), 2.572%, 2/11/31 (k)	2,625,000	2,254,512
(SOFR + 1.50%), 3.350%, 3/2/33 (k)	2,135,000	1,894,515
Westpac Banking Corp.
1.019%, 11/18/24	335,000	315,050
3.735%, 8/26/25 (x)	1,500,000	1,495,405
2.850%, 5/13/26	750,000	718,965
1.150%, 6/3/26	500,000	448,383
3.350%, 3/8/27	1,250,000	1,211,558
4.043%, 8/26/27 (x)	1,500,000	1,491,673
1.953%, 11/20/28	500,000	435,451
2.650%, 1/16/30	350,000	311,558
2.150%, 6/3/31	500,000	421,042
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 2.668%, 11/15/35 (k)	2,000,000	1,607,962
Wintrust Financial Corp. 4.850%, 6/6/29 (x)	250,000	245,946
Zions Bancorp NA 3.250%, 10/29/29	500,000	433,722

		477,782,458

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Capital Markets (3.2%)
Affiliated Managers Group, Inc.
4.250%, 2/15/24	$350,000	$352,127
3.300%, 6/15/30	210,000	189,755
Ameriprise Financial, Inc.
4.000%, 10/15/23	150,000	150,982
3.700%, 10/15/24	750,000	749,954
2.875%, 9/15/26 (x)	500,000	478,226
4.500%, 5/13/32	90,000	88,285
Ares Capital Corp.
4.200%, 6/10/24	560,000	550,977
4.250%, 3/1/25	500,000	477,625
3.250%, 7/15/25	500,000	462,461
3.875%, 1/15/26 (x)	1,000,000	923,381
2.150%, 7/15/26 (x)	285,000	239,321
2.875%, 6/15/27	500,000	417,582
2.875%, 6/15/28	500,000	394,242
3.200%, 11/15/31	500,000	367,358
Bain Capital Specialty Finance, Inc.
2.950%, 3/10/26	400,000	358,240
2.550%, 10/13/26	500,000	430,489
Bank of New York Mellon Corp. (The)
3.450%, 8/11/23	750,000	752,144
2.200%, 8/16/23 (x)	425,000	420,952
0.500%, 4/26/24 (x)	1,000,000	950,506
2.100%, 10/24/24	675,000	653,207
3.350%, 4/25/25	500,000	494,723
(SOFR + 0.57%), 3.430%, 6/13/25 (k)	500,000	496,344
0.750%, 1/28/26	500,000	448,761
2.800%, 5/4/26	750,000	721,190
1.050%, 10/15/26	1,000,000	886,374
2.050%, 1/26/27 (x)	400,000	367,564
3.250%, 5/16/27	700,000	678,125
3.400%, 1/29/28	500,000	481,472
3.850%, 4/28/28	850,000	831,509
(SOFR + 1.15%), 3.992%, 6/13/28 (k)	500,000	494,480
3.850%, 4/26/29	500,000	484,761
1.650%, 1/28/31	500,000	405,217
1.800%, 7/28/31	750,000	607,045
2.500%, 1/26/32	200,000	170,044
(SOFR + 1.42%), 4.289%, 6/13/33 (k)	500,000	490,226
Series G 3.000%, 2/24/25	1,500,000	1,471,675
Series J 0.850%, 10/25/24	500,000	470,942
1.900%, 1/25/29	500,000	432,529
BGC Partners, Inc.
5.375%, 7/24/23 (x)	350,000	351,479
3.750%, 10/1/24	200,000	195,188
BlackRock, Inc.
3.500%, 3/18/24	1,400,000	1,408,257
3.200%, 3/15/27	347,000	340,182
3.250%, 4/30/29 (x)	445,000	420,496
Blackstone Private Credit Fund
2.350%, 11/22/24§	500,000	460,001
2.700%, 1/15/25§	190,000	177,059
4.700%, 3/24/25§	250,000	240,930
2.625%, 12/15/26§	1,000,000	836,605
3.250%, 3/15/27§	500,000	424,028
4.000%, 1/15/29§	250,000	204,819
Blackstone Secured Lending Fund
3.650%, 7/14/23	250,000	244,985
3.625%, 1/15/26 (x)	250,000	229,564
2.750%, 9/16/26	1,000,000	884,950
2.125%, 2/15/27	500,000	418,714
2.850%, 9/30/28	500,000	402,935
Brookfield Asset Management, Inc. 4.000%, 1/15/25 (x)	600,000	595,808
Brookfield Finance, Inc.
4.000%, 4/1/24	750,000	749,277
3.900%, 1/25/28	500,000	476,642
4.350%, 4/15/30	2,000,000	1,912,808
2.724%, 4/15/31	230,000	194,308
Cboe Global Markets, Inc.
3.650%, 1/12/27	650,000	634,146
3.000%, 3/16/32	500,000	451,772
Charles Schwab Corp. (The)
3.550%, 2/1/24	650,000	652,122
3.750%, 4/1/24 (x)	750,000	752,921
3.000%, 3/10/25	150,000	147,331
3.625%, 4/1/25	1,000,000	997,370
3.850%, 5/21/25	750,000	751,957
0.900%, 3/11/26	1,335,000	1,203,663
1.150%, 5/13/26	375,000	338,635
3.200%, 3/2/27 (x)	500,000	483,094
2.450%, 3/3/27	210,000	196,090
3.300%, 4/1/27	455,000	438,894
2.000%, 3/20/28	1,200,000	1,072,812
3.250%, 5/22/29	500,000	466,542
2.300%, 5/13/31	750,000	634,385
2.900%, 3/3/32	280,000	246,052
CI Financial Corp. 3.200%, 12/17/30	565,000	439,827
CME Group, Inc.
3.000%, 3/15/25 (x)	1,000,000	992,093
3.750%, 6/15/28	350,000	345,551
2.650%, 3/15/32	355,000	313,310
Credit Suisse AG
0.520%, 8/9/23	600,000	579,188
0.495%, 2/2/24	1,115,000	1,053,721
3.700%, 2/21/25	375,000	366,885
2.950%, 4/9/25	1,000,000	956,952
1.250%, 8/7/26	600,000	524,575
Credit Suisse Group AG
3.750%, 3/26/25	750,000	727,755
4.550%, 4/17/26	2,000,000	1,955,890
Deutsche Bank AG
0.898%, 5/28/24	375,000	351,374
3.700%, 5/30/24	1,500,000	1,481,547
2.222%, 9/18/24	265,000	255,674
4.162%, 5/13/25	315,000	313,402
(SOFR + 2.58%), 3.961%, 11/26/25 (k)	750,000	725,828
4.100%, 1/13/26	1,000,000	985,992
1.686%, 3/19/26	180,000	161,454
(SOFR + 1.87%), 2.129%, 11/24/26 (k)	1,055,000	939,572
(SOFR + 1.22%), 2.311%, 11/16/27 (k)	510,000	443,363

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.32%), 2.552%, 1/7/28 (k)	$1,000,000	$865,315
(SOFR + 3.04%), 3.547%, 9/18/31 (k)	2,355,000	1,975,223
(SOFR + 1.72%), 3.035%, 5/28/32 (k)	485,000	384,321
Series E 0.962%, 11/8/23	200,000	191,823
Eaton Vance Corp. 3.500%, 4/6/27	250,000	240,932
Franklin Resources, Inc.
2.850%, 3/30/25	1,250,000	1,221,025
1.600%, 10/30/30 (x)	600,000	472,278
FS KKR Capital Corp.
4.625%, 7/15/24 (x)	250,000	245,361
1.650%, 10/12/24	300,000	269,073
4.125%, 2/1/25	500,000	475,113
3.400%, 1/15/26	500,000	444,403
2.625%, 1/15/27	500,000	421,330
3.250%, 7/15/27	500,000	426,190
3.125%, 10/12/28	300,000	241,767
Goldman Sachs BDC, Inc.
3.750%, 2/10/25	250,000	242,262
2.875%, 1/15/26	250,000	224,617
Goldman Sachs Group, Inc. (The)
1.217%, 12/6/23	500,000	482,742
3.625%, 2/20/24	1,080,000	1,076,930
4.000%, 3/3/24	3,045,000	3,059,873
3.000%, 3/15/24 (x)	1,000,000	987,360
3.850%, 7/8/24	2,000,000	2,006,190
(SOFR + 0.51%), 0.657%, 9/10/24 (k)	1,000,000	957,559
(SOFR + 0.49%), 0.925%, 10/21/24 (k)	875,000	840,354
3.500%, 1/23/25	3,250,000	3,207,981
(SOFR + 0.73%), 1.757%, 1/24/25 (k)	555,000	534,133
3.750%, 5/22/25	2,400,000	2,371,368
(ICE LIBOR USD 3 Month + 1.20%), 3.272%, 9/29/25 (k)	1,830,000	1,781,628
(SOFR + 0.61%), 0.855%, 2/12/26 (k)	915,000	833,264
3.750%, 2/25/26	580,000	568,841
3.500%, 11/16/26	1,815,000	1,747,337
(SOFR + 0.79%), 1.093%, 12/9/26 (k)	1,000,000	891,174
3.850%, 1/26/27	2,240,000	2,165,860
(SOFR + 0.80%), 1.431%, 3/9/27 (k)	1,000,000	887,524
(SOFR + 0.82%), 1.542%, 9/10/27 (k)	1,250,000	1,097,649
(SOFR + 0.91%), 1.948%, 10/21/27 (k)	1,060,000	949,024
(SOFR + 1.11%), 2.640%, 2/24/28 (k)	455,000	414,177
(SOFR + 1.85%), 3.615%, 3/15/28 (k)(x)	1,000,000	947,244
(ICE LIBOR USD 3 Month + 1.51%), 3.691%, 6/5/28 (k)	1,000,000	946,439
(ICE LIBOR USD 3 Month + 1.30%), 4.223%, 5/1/29 (k)	2,000,000	1,932,833
2.600%, 2/7/30	6,515,000	5,568,443
(SOFR + 1.09%), 1.992%, 1/27/32 (k)	570,000	452,037
(SOFR + 1.28%), 2.615%, 4/22/32 (k)	1,070,000	888,616
2.383%, 7/21/32	2,140,000	1,733,507
(SOFR + 1.26%), 2.650%, 10/21/32 (k)	720,000	593,926
(SOFR + 1.41%), 3.102%, 2/24/33 (k)	1,000,000	854,140
Golub Capital BDC, Inc.
3.375%, 4/15/24	250,000	242,231
2.500%, 8/24/26	910,000	761,306
2.050%, 2/15/27	500,000	405,063
Hercules Capital, Inc. 3.375%, 1/20/27	335,000	296,662
Intercontinental Exchange, Inc.
3.650%, 5/23/25 (x)	290,000	288,124
3.750%, 12/1/25 (x)	610,000	606,937
4.000%, 9/15/27	600,000	591,103
3.750%, 9/21/28	535,000	514,788
4.350%, 6/15/29	250,000	247,501
Jefferies Group LLC
4.850%, 1/15/27	665,000	665,472
2.625%, 10/15/31	1,500,000	1,161,440
Lazard Group LLC
4.500%, 9/19/28	350,000	336,189
4.375%, 3/11/29	500,000	476,275
Legg Mason, Inc. 4.750%, 3/15/26	250,000	255,229
Main Street Capital Corp. 3.000%, 7/14/26	1,125,000	987,410
Moody’s Corp.
4.875%, 2/15/24	500,000	509,905
2.000%, 8/19/31	1,250,000	1,022,236
Morgan Stanley
3.700%, 10/23/24	2,000,000	1,997,560
(SOFR + 1.16%), 3.620%, 4/17/25 (k)	750,000	741,112
(SOFR + 0.53%), 0.790%, 5/30/25 (k)	1,500,000	1,401,561
(SOFR + 1.15%), 2.720%, 7/22/25 (k)	500,000	482,986
4.000%, 7/23/25	505,000	504,891
(SOFR + 0.56%), 1.164%, 10/21/25 (k)	930,000	862,796
3.875%, 1/27/26	3,000,000	2,960,685
(SOFR + 0.94%), 2.630%, 2/18/26 (k)	750,000	720,218
3.125%, 7/27/26	3,000,000	2,864,267
(SOFR + 0.72%), 0.985%, 12/10/26 (k)	2,750,000	2,441,171
3.625%, 1/20/27	4,000,000	3,877,998
(SOFR + 0.88%), 1.593%, 5/4/27 (k)	1,700,000	1,518,032
(SOFR + 0.86%), 1.512%, 7/20/27 (k)	2,000,000	1,758,682
(SOFR + 1.00%), 2.475%, 1/21/28 (k)	1,035,000	939,725
(SOFR + 1.61%), 4.210%, 4/20/28 (k)	870,000	851,944

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 1.14%), 3.772%, 1/24/29 (k)	$4,300,000	$4,088,357
(ICE LIBOR USD 3 Month + 1.63%), 4.431%, 1/23/30 (k)	950,000	925,167
(SOFR + 1.14%), 2.699%, 1/22/31 (k)	6,640,000	5,748,320
(SOFR + 3.12%), 3.622%, 4/1/31 (k)	2,000,000	1,837,463
(SOFR + 1.18%), 2.239%, 7/21/32 (k)	2,000,000	1,620,905
(SOFR + 1.20%), 2.511%, 10/20/32 (k)	925,000	766,611
(SOFR + 1.29%), 2.943%, 1/21/33 (k)	820,000	700,493
(SOFR + 1.36%), 2.484%, 9/16/36 (k)	1,250,000	958,781
(SOFR + 2.62%), 5.297%, 4/20/37 (k)	785,000	760,518
Series I
(SOFR + 0.75%), 0.864%, 10/21/25 (k)	345,000	318,011
Morgan Stanley Domestic Holdings, Inc.
3.800%, 8/24/27	250,000	240,689
4.500%, 6/20/28	350,000	349,776
Nasdaq, Inc.
3.850%, 6/30/26	145,000	143,801
1.650%, 1/15/31 (x)	750,000	588,426
Nomura Holdings, Inc.
2.648%, 1/16/25	380,000	361,646
5.099%, 7/3/25	750,000	753,574
1.851%, 7/16/25	1,500,000	1,374,668
1.653%, 7/14/26	1,250,000	1,099,137
2.329%, 1/22/27	500,000	444,075
5.386%, 7/6/27	500,000	500,301
2.172%, 7/14/28	670,000	565,097
2.710%, 1/22/29 (x)	500,000	428,323
3.103%, 1/16/30	750,000	643,381
2.679%, 7/16/30	1,000,000	821,789
2.608%, 7/14/31 (x)	685,000	546,858
2.999%, 1/22/32	500,000	405,425
Northern Trust Corp.
4.000%, 5/10/27	335,000	337,037
3.650%, 8/3/28 (x)	500,000	489,670
3.150%, 5/3/29 (x)	500,000	469,780
1.950%, 5/1/30	560,000	475,963
(ICE LIBOR USD 3 Month + 1.13%), 3.375%, 5/8/32 (k)	468,000	439,687
Oaktree Specialty Lending Corp.
3.500%, 2/25/25	80,000	76,554
2.700%, 1/15/27 (x)	500,000	434,295
Owl Rock Capital Corp.
5.250%, 4/15/24	300,000	299,547
4.000%, 3/30/25	250,000	237,367
3.750%, 7/22/25	350,000	324,423
4.250%, 1/15/26	250,000	231,682
3.400%, 7/15/26	500,000	443,358
2.625%, 1/15/27 (x)	500,000	418,726
2.875%, 6/11/28	750,000	589,912
OWL Rock Core Income Corp.
5.500%, 3/21/25§	250,000	239,947
4.700%, 2/8/27§	300,000	275,244
Prospect Capital Corp.
3.706%, 1/22/26 (x)	250,000	222,482
3.364%, 11/15/26	270,000	231,577
3.437%, 10/15/28	500,000	383,468
S&P Global, Inc.
2.450%, 3/1/27§	235,000	219,342
2.700%, 3/1/29§	500,000	455,415
1.250%, 8/15/30	975,000	770,147
2.900%, 3/1/32§	350,000	312,686
Sixth Street Specialty Lending, Inc.
3.875%, 11/1/24 (x)	500,000	484,752
2.500%, 8/1/26	310,000	272,205
Stifel Financial Corp.
4.250%, 7/18/24	700,000	703,856
4.000%, 5/15/30	500,000	466,195

		174,099,163

Consumer Finance (1.8%)
AerCap Ireland Capital DAC
4.125%, 7/3/23	500,000	496,688
4.500%, 9/15/23 (x)	955,000	951,926
1.150%, 10/29/23	830,000	791,338
4.875%, 1/16/24	445,000	444,668
3.150%, 2/15/24	700,000	677,808
2.875%, 8/14/24	350,000	334,238
1.650%, 10/29/24	1,300,000	1,205,138
3.500%, 1/15/25	600,000	573,553
6.500%, 7/15/25	1,290,000	1,321,927
4.450%, 10/1/25	350,000	338,421
1.750%, 1/30/26	655,000	573,025
4.450%, 4/3/26	500,000	478,309
2.450%, 10/29/26	795,000	692,422
3.650%, 7/21/27	1,000,000	911,112
4.625%, 10/15/27	500,000	471,794
3.875%, 1/23/28	500,000	452,389
3.000%, 10/29/28	390,000	330,020
Series 3NC1 1.750%, 10/29/24	645,000	595,080
Ally Financial, Inc. 1.450%, 10/2/23	1,190,000	1,151,273
5.800%, 5/1/25	1,000,000	1,024,446
4.750%, 6/9/27	500,000	480,635
2.200%, 11/2/28	250,000	204,540
American Express Co.
0.750%, 11/3/23	1,500,000	1,450,955
3.400%, 2/22/24	750,000	747,893
3.375%, 5/3/24	275,000	273,138
2.500%, 7/30/24	500,000	487,253
3.000%, 10/30/24	750,000	735,800
2.250%, 3/4/25	200,000	192,349
4.200%, 11/6/25	1,075,000	1,086,550
3.125%, 5/20/26 (x)	500,000	485,321
1.650%, 11/4/26	1,460,000	1,321,294
2.550%, 3/4/27	335,000	311,920
3.300%, 5/3/27	1,150,000	1,104,686
4.050%, 5/3/29	335,000	329,526
(SOFR + 2.26%), 4.989%, 5/26/33 (k)	265,000	263,791

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
American Honda Finance Corp.
0.875%, 7/7/23	$500,000	$487,665
0.650%, 9/8/23	375,000	363,657
3.625%, 10/10/23 (x)	500,000	501,823
3.550%, 1/12/24 (x)	500,000	502,388
2.900%, 2/16/24 (x)	500,000	495,437
2.400%, 6/27/24 (x)	500,000	488,968
0.550%, 7/12/24 (x)	350,000	329,418
2.150%, 9/10/24	350,000	338,834
1.500%, 1/13/25	500,000	474,628
1.200%, 7/8/25	750,000	692,476
1.000%, 9/10/25	500,000	456,200
1.300%, 9/9/26	415,000	374,633
2.300%, 9/9/26 (x)	720,000	675,911
2.350%, 1/8/27	500,000	466,430
3.500%, 2/15/28	500,000	482,600
2.000%, 3/24/28 (x)	235,000	208,927
2.250%, 1/12/29	500,000	440,634
1.800%, 1/13/31 (x)	350,000	287,185
Andrew W Mellon Foundation (The)
Series 2020 0.947%, 8/1/27 (x)	300,000	263,887
Capital One Financial Corp.
3.900%, 1/29/24	750,000	749,025
3.750%, 4/24/24	1,000,000	996,423
3.300%, 10/30/24	350,000	342,259
(SOFR + 0.69%), 1.343%, 12/6/24 (k)	400,000	384,841
4.250%, 4/30/25	850,000	849,553
(SOFR + 1.37%), 4.166%, 5/9/25(k)	500,000	492,668
4.200%, 10/29/25	750,000	742,916
(SOFR + 1.29%), 2.636%, 3/3/26 (k)	435,000	411,543
3.750%, 3/9/27	1,150,000	1,100,564
3.650%, 5/11/27	500,000	475,295
(SOFR + 0.86%), 1.878%, 11/2/27 (k)(x)	1,000,000	880,587
3.800%, 1/31/28	1,000,000	940,716
(SOFR + 2.06%), 4.927%, 5/10/28 (k)	500,000	494,819
(SOFR + 1.79%), 3.273%, 3/1/30 (k)	500,000	441,745
(SOFR + 1.34%), 2.359%, 7/29/32 (k)	1,000,000	763,330
(SOFR + 1.27%), 2.618%, 11/2/32 (k)	1,000,000	813,026
(SOFR + 2.37%), 5.268%, 5/10/33 (k)	500,000	488,462
Caterpillar Financial Services Corp.
0.650%, 7/7/23 (x)	750,000	731,478
0.450%, 9/14/23 (x)	535,000	519,408
3.650%, 12/7/23 (x)	250,000	251,429
0.950%, 1/10/24	400,000	386,447
0.450%, 5/17/24	350,000	332,236
2.850%, 5/17/24	350,000	346,893
0.600%, 9/13/24 (x)	400,000	376,685
3.250%, 12/1/24	500,000	497,383
3.400%, 5/13/25	500,000	499,742
1.450%, 5/15/25	750,000	708,124
0.800%, 11/13/25 (x)	350,000	319,005
2.400%, 8/9/26	250,000	238,106
1.150%, 9/14/26 (x)	400,000	361,277
1.700%, 1/8/27 (x)	355,000	326,155
Discover Financial Services
3.950%, 11/6/24	250,000	246,780
3.750%, 3/4/25	350,000	344,946
4.500%, 1/30/26 (x)	500,000	491,550
4.100%, 2/9/27	565,000	541,603
General Motors Financial Co., Inc.
1.700%, 8/18/23	845,000	824,591
5.100%, 1/17/24	500,000	505,086
1.050%, 3/8/24	285,000	270,246
1.200%, 10/15/24	235,000	218,264
3.800%, 4/7/25 (x)	185,000	180,410
4.350%, 4/9/25 (x)	575,000	568,667
2.750%, 6/20/25	1,250,000	1,173,866
4.300%, 7/13/25	1,250,000	1,229,651
1.250%, 1/8/26	750,000	658,645
5.250%, 3/1/26	700,000	702,203
1.500%, 6/10/26	750,000	656,579
4.000%, 10/6/26	750,000	716,777
4.350%, 1/17/27	835,000	801,375
2.350%, 2/26/27	500,000	440,072
5.000%, 4/9/27	450,000	442,787
2.700%, 8/20/27	1,000,000	881,223
3.850%, 1/5/28	500,000	459,691
2.400%, 4/10/28	600,000	507,771
2.400%, 10/15/28	500,000	415,278
5.650%, 1/17/29	350,000	349,387
4.300%, 4/6/29	500,000	460,862
3.600%, 6/21/30	2,000,000	1,731,600
2.350%, 1/8/31	500,000	387,287
2.700%, 6/10/31 (x)	750,000	590,887
John Deere Capital Corp.
0.700%, 7/5/23 (x)	250,000	244,053
0.400%, 10/10/23	90,000	87,172
3.650%, 10/12/23 (x)	500,000	502,852
0.900%, 1/10/24	295,000	285,465
0.450%, 1/17/24	750,000	719,539
2.600%, 3/7/24	335,000	332,156
0.450%, 6/7/24	490,000	464,501
3.350%, 6/12/24	650,000	651,261
2.650%, 6/24/24 (x)	660,000	652,190
0.625%, 9/10/24	140,000	132,224
2.050%, 1/9/25	350,000	339,431
1.250%, 1/10/25 (x)	295,000	279,608
2.125%, 3/7/25	125,000	120,903
3.400%, 6/6/25	280,000	279,158
3.400%, 9/11/25 (x)	350,000	348,754
0.700%, 1/15/26	500,000	452,446
2.650%, 6/10/26	500,000	481,270
1.050%, 6/17/26 (x)	500,000	453,234
2.250%, 9/14/26	500,000	469,533
1.300%, 10/13/26 (x)	500,000	452,936
1.700%, 1/11/27	500,000	457,060
2.350%, 3/8/27	250,000	234,784
1.750%, 3/9/27 (x)	175,000	159,345
2.800%, 9/8/27 (x)	400,000	381,784
3.050%, 1/6/28	500,000	479,416
3.450%, 3/7/29	270,000	261,338
3.350%, 4/18/29 (x)	500,000	481,350
2.800%, 7/18/29	325,000	298,501
2.450%, 1/9/30 (x)	290,000	261,049

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
PACCAR Financial Corp.
3.400%, 8/9/23	$350,000	$350,123
0.350%, 8/11/23	225,000	217,757
0.350%, 2/2/24	200,000	190,831
0.500%, 8/9/24 (x)	140,000	131,575
2.150%, 8/15/24	250,000	243,210
0.900%, 11/8/24	250,000	235,532
1.800%, 2/6/25	175,000	167,335
2.850%, 4/7/25	500,000	493,872
1.100%, 5/11/26	350,000	316,773
2.000%, 2/4/27	350,000	323,013
Synchrony Financial
4.375%, 3/19/24	165,000	164,081
4.250%, 8/15/24	750,000	741,159
4.875%, 6/13/25	325,000	321,551
4.500%, 7/23/25	500,000	487,240
3.700%, 8/4/26 (x)	500,000	466,250
3.950%, 12/1/27	1,500,000	1,369,639
5.150%, 3/19/29	250,000	235,433
2.875%, 10/28/31	250,000	188,688
Toyota Motor Credit Corp.
0.500%, 8/14/23	770,000	747,356
1.350%, 8/25/23 (x)	500,000	489,847
3.350%, 1/8/24	500,000	500,709
0.450%, 1/11/24	750,000	718,043
2.500%, 3/22/24	280,000	275,417
2.900%, 4/17/24	500,000	496,845
0.500%, 6/18/24	500,000	472,509
0.625%, 9/13/24	375,000	352,809
2.000%, 10/7/24 (x)	500,000	485,550
1.450%, 1/13/25	500,000	474,511
3.400%, 4/14/25	750,000	749,444
3.950%, 6/30/25	435,000	436,843
0.800%, 1/9/26 (x)	500,000	452,635
1.125%, 6/18/26 (x)	850,000	767,795
1.900%, 1/13/27 (x)	500,000	462,313
3.050%, 3/22/27	500,000	479,434
1.150%, 8/13/27 (x)	590,000	517,711
3.050%, 1/11/28 (x)	500,000	471,326
1.900%, 4/6/28	600,000	533,746
3.650%, 1/8/29 (x)	500,000	492,539
4.450%, 6/29/29	500,000	507,078
2.150%, 2/13/30	500,000	432,894
1.650%, 1/10/31	550,000	445,314
1.900%, 9/12/31	500,000	410,653
2.400%, 1/13/32 (x)	500,000	428,433

		95,692,280

Diversified Financial Services (0.3%)
Berkshire Hathaway, Inc. 3.125%, 3/15/26	1,395,000	1,369,198
Block Financial LLC
5.250%, 10/1/25	500,000	507,469
2.500%, 7/15/28	350,000	304,409
3.875%, 8/15/30	230,000	208,297
Jackson Financial, Inc.
5.170%, 6/8/27	280,000	277,926
5.670%, 6/8/32 (x)	250,000	243,483
National Rural Utilities Cooperative Finance Corp.
3.400%, 11/15/23	1,000,000	998,719
2.950%, 2/7/24	210,000	207,858
0.350%, 2/8/24	360,000	342,137
1.875%, 2/7/25	250,000	238,546
3.450%, 6/15/25 (x)	285,000	284,695
3.250%, 11/1/25	250,000	244,075
1.000%, 6/15/26 (x)	500,000	448,274
3.050%, 4/25/27 (x)	350,000	337,333
3.400%, 2/7/28	500,000	478,992
3.900%, 11/1/28	250,000	243,666
Series D 1.000%, 10/18/24	310,000	292,167
ORIX Corp.
4.050%, 1/16/24	500,000	502,095
3.250%, 12/4/24	750,000	737,754
3.700%, 7/18/27	400,000	387,961
2.250%, 3/9/31 (x)	350,000	296,149
4.000%, 4/13/32	250,000	238,817
Private Export Funding Corp.
Series KK 3.550%, 1/15/24	729,000	735,680
Shell International Finance BV
3.500%, 11/13/23 (x)	525,000	528,643
2.000%, 11/7/24 (x)	750,000	728,624
3.250%, 5/11/25	2,500,000	2,474,399
2.875%, 5/10/26	1,250,000	1,210,594
2.500%, 9/12/26	1,000,000	950,914
3.875%, 11/13/28	750,000	740,828
2.375%, 11/7/29	750,000	662,900
2.750%, 4/6/30 (x)	415,000	375,979
Voya Financial, Inc. 3.650%, 6/15/26	625,000	605,553

		18,204,134

Insurance (0.9%)
Aflac, Inc.
3.625%, 11/15/24	1,000,000	999,964
1.125%, 3/15/26	205,000	185,359
Alleghany Corp. 3.625%, 5/15/30	500,000	469,005
Allied World Assurance Co. Holdings Ltd. 4.350%, 10/29/25	250,000	245,687
Allstate Corp. (The)
0.750%, 12/15/25	185,000	166,700
3.280%, 12/15/26 (x)	500,000	490,745
1.450%, 12/15/30	300,000	238,492
Series B (ICE LIBOR USD 3 Month + 2.94%), 5.750%, 8/15/53(k)	500,000	445,000
American International Group, Inc. 2.500%, 6/30/25	750,000	715,212
Aon Corp.
2.850%, 5/28/27	180,000	168,343
4.500%, 12/15/28	650,000	645,250
3.750%, 5/2/29	350,000	331,036
2.800%, 5/15/30	500,000	435,827
2.050%, 8/23/31	750,000	604,643
2.600%, 12/2/31	355,000	298,297
Aon Global Ltd.
3.500%, 6/14/24	350,000	347,660
3.875%, 12/15/25 (x)	600,000	592,971
Arch Capital Finance LLC 4.011%, 12/15/26	500,000	489,608

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Assurant, Inc.
4.200%, 9/27/23 (x)	$232,000	$233,288
4.900%, 3/27/28	250,000	248,116
2.650%, 1/15/32	500,000	395,077
Assured Guaranty US Holdings, Inc. 5.000%, 7/1/24 (x)	484,000	491,450
Athene Holding Ltd. 4.125%, 1/12/28	750,000	702,080
AXIS Specialty Finance LLC
3.900%, 7/15/29 (x)	250,000	238,548
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 4.900%, 1/15/40 (k)	200,000	168,000
AXIS Specialty Finance plc 4.000%, 12/6/27	500,000	484,992
Berkshire Hathaway Finance Corp.
2.300%, 3/15/27	500,000	471,758
1.850%, 3/12/30 (x)	165,000	141,474
1.450%, 10/15/30	395,000	322,788
2.875%, 3/15/32 (x)	500,000	449,248
Brighthouse Financial, Inc.
3.700%, 6/22/27 (x)	2,000,000	1,878,366
5.625%, 5/15/30 (x)	145,000	140,731
Brown & Brown, Inc.
4.200%, 9/15/24	350,000	349,220
4.500%, 3/15/29 (x)	300,000	294,846
4.200%, 3/17/32	325,000	296,473
Chubb INA Holdings, Inc.
3.350%, 5/15/24	600,000	598,897
3.150%, 3/15/25	1,000,000	983,651
3.350%, 5/3/26	410,000	401,240
1.375%, 9/15/30 (x)	1,665,000	1,331,400
CNA Financial Corp.
4.500%, 3/1/26	500,000	500,373
3.450%, 8/15/27	500,000	475,509
3.900%, 5/1/29	210,000	197,517
2.050%, 8/15/30	170,000	139,225
Enstar Group Ltd. 4.950%, 6/1/29 (x)	350,000	335,300
Fairfax Financial Holdings Ltd.
4.850%, 4/17/28	250,000	248,460
4.625%, 4/29/30	750,000	718,238
3.375%, 3/3/31	355,000	308,983
Fidelity National Financial, Inc.
4.500%, 8/15/28	475,000	458,192
3.400%, 6/15/30	300,000	263,031
First American Financial Corp.
4.600%, 11/15/24	500,000	498,372
4.000%, 5/15/30	180,000	162,068
2.400%, 8/15/31	315,000	242,631
Globe Life, Inc.
4.550%, 9/15/28	500,000	493,398
2.150%, 8/15/30	500,000	407,365
4.800%, 6/15/32	150,000	148,434
Hanover Insurance Group, Inc. (The) 4.500%, 4/15/26	750,000	745,391
Hartford Financial Services Group, Inc. (The) 2.800%, 8/19/29 (x)	535,000	475,689
Kemper Corp.
4.350%, 2/15/25	355,000	353,701
2.400%, 9/30/30 (x)	500,000	401,172
3.800%, 2/23/32	500,000	444,011
Lincoln National Corp.
4.000%, 9/1/23	215,000	215,872
3.625%, 12/12/26	500,000	484,935
3.400%, 3/1/32 (x)	750,000	655,886
Loews Corp.
3.750%, 4/1/26	300,000	297,823
3.200%, 5/15/30	60,000	54,763
Manulife Financial Corp.
4.150%, 3/4/26	1,000,000	991,369
2.484%, 5/19/27	350,000	318,997
(USD ICE Swap Rate 5 Year + 1.65%), 4.061%, 2/24/32 (k)	750,000	698,935
3.703%, 3/16/32	500,000	458,302
Markel Corp.
3.500%, 11/1/27	350,000	335,882
3.350%, 9/17/29	90,000	82,636
Marsh & McLennan Cos., Inc.
3.875%, 3/15/24	500,000	501,261
3.500%, 6/3/24	1,000,000	995,771
4.375%, 3/15/29	700,000	693,187
2.375%, 12/15/31 (x)	340,000	286,734
Mercury General Corp. 4.400%, 3/15/27	300,000	293,365
MetLife, Inc.
3.000%, 3/1/25	500,000	490,491
3.600%, 11/13/25	1,300,000	1,291,707
Series D 4.368%, 9/15/23 (e)	667,000	675,500
Old Republic International Corp.
4.875%, 10/1/24	400,000	406,115
3.875%, 8/26/26	500,000	488,621
PartnerRe Finance B LLC 3.700%, 7/2/29 (x)	350,000	331,307
Principal Financial Group, Inc.
3.100%, 11/15/26	350,000	332,351
3.700%, 5/15/29	375,000	352,534
2.125%, 6/15/30	750,000	621,318
Progressive Corp. (The)
2.500%, 3/15/27	290,000	272,745
3.000%, 3/15/32	350,000	317,149
Prudential Financial, Inc.
1.500%, 3/10/26	250,000	229,511
3.878%, 3/27/28 (x)	650,000	636,442
2.100%, 3/10/30 (x)	235,000	199,744
(ICE LIBOR USD 3 Month + 2.38%), 4.500%, 9/15/47 (k)(x)	1,075,000	1,001,038
(ICE LIBOR USD 3 Month + 2.67%), 5.700%, 9/15/48 (k)(x)	2,500,000	2,441,008
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.125%, 3/1/52 (k)	175,000	159,250
Prudential plc
3.125%, 4/14/30	1,500,000	1,377,763
3.625%, 3/24/32	500,000	459,641
Reinsurance Group of America, Inc.
4.700%, 9/15/23	1,000,000	1,010,494
3.900%, 5/15/29	175,000	164,252
3.150%, 6/15/30 (x)	175,000	156,002

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
RenaissanceRe Finance, Inc.
3.700%, 4/1/25	$250,000	$248,091
3.450%, 7/1/27	195,000	185,672
RenaissanceRe Holdings Ltd. 3.600%, 4/15/29	500,000	468,033
Trinity Acquisition plc 4.400%, 3/15/26	250,000	246,831
Unum Group
4.000%, 3/15/24 (x)	300,000	300,095
4.000%, 6/15/29	180,000	168,819
Willis North America, Inc.
3.600%, 5/15/24	550,000	544,718
4.650%, 6/15/27	200,000	197,105
4.500%, 9/15/28	500,000	485,553
2.950%, 9/15/29	540,000	463,591

		50,597,711

Thrifts & Mortgage Finance (0.0%)†
BPCE SA
4.000%, 4/15/24	1,250,000	1,248,549
3.375%, 12/2/26 (x)	500,000	475,889

		1,724,438

Total Financials		818,100,184

Health Care (2.8%)
Biotechnology (0.5%)
AbbVie, Inc.
3.750%, 11/14/23	700,000	704,090
3.850%, 6/15/24	1,250,000	1,249,004
2.600%, 11/21/24	2,790,000	2,704,621
3.800%, 3/15/25	1,125,000	1,118,178
3.200%, 5/14/26	1,500,000	1,445,557
2.950%, 11/21/26	1,430,000	1,355,264
3.200%, 11/21/29	3,790,000	3,486,577
Amgen, Inc.
2.250%, 8/19/23 (x)	1,150,000	1,137,465
3.625%, 5/22/24	750,000	748,844
1.900%, 2/21/25	265,000	252,784
3.125%, 5/1/25	250,000	245,529
2.600%, 8/19/26 (x)	1,150,000	1,089,512
2.200%, 2/21/27	705,000	647,040
3.200%, 11/2/27 (x)	1,250,000	1,191,641
1.650%, 8/15/28 (x)	600,000	515,433
3.000%, 2/22/29	290,000	267,750
2.450%, 2/21/30	950,000	827,208
3.350%, 2/22/32	290,000	265,792
Baxalta, Inc. 4.000%, 6/23/25	239,000	237,230
Biogen, Inc.
4.050%, 9/15/25	570,000	564,076
2.250%, 5/1/30	735,000	602,820
Gilead Sciences, Inc. 2.500%, 9/1/23	755,000	748,147
0.750%, 9/29/23 (x)	347,000	335,793
3.700%, 4/1/24	1,000,000	1,001,177
1.200%, 10/1/27 (x)	235,000	202,358
1.650%, 10/1/30	2,790,000	2,289,311
Regeneron Pharmaceuticals, Inc. 1.750%, 9/15/30	2,350,000	1,898,101

		27,131,302

Health Care Equipment & Supplies (0.3%)
Abbott Laboratories
2.950%, 3/15/25	1,000,000	985,891
3.875%, 9/15/25	490,000	495,629
3.750%, 11/30/26	978,000	984,491
1.150%, 1/30/28	170,000	148,015
1.400%, 6/30/30 (x)	160,000	133,742
Baxter International, Inc.
0.868%, 12/1/23	500,000	480,641
1.322%, 11/29/24	500,000	469,847
2.600%, 8/15/26	500,000	466,986
1.915%, 2/1/27	500,000	448,247
2.272%, 12/1/28	500,000	437,517
Becton Dickinson and Co.
3.363%, 6/6/24	454,000	449,521
3.734%, 12/15/24	508,000	505,018
3.700%, 6/6/27	1,467,000	1,424,378
2.823%, 5/20/30 (x)	355,000	312,971
1.957%, 2/11/31	665,000	540,392
Boston Scientific Corp.
3.450%, 3/1/24 (x)	274,000	273,757
1.900%, 6/1/25	310,000	292,565
DH Europe Finance II Sarl
2.200%, 11/15/24	500,000	480,611
2.600%, 11/15/29	315,000	283,324
Edwards Lifesciences Corp. 4.300%, 6/15/28	750,000	733,363
Smith & Nephew plc 2.032%, 10/14/30	500,000	398,885
STERIS Irish FinCo. UnLtd. Co. 2.700%, 3/15/31	430,000	362,239
Stryker Corp.
0.600%, 12/1/23	165,000	158,459
1.150%, 6/15/25	500,000	462,386
3.375%, 11/1/25	2,000,000	1,961,878
3.500%, 3/15/26	375,000	367,891
3.650%, 3/7/28 (x)	600,000	580,468
1.950%, 6/15/30	500,000	416,155
Zimmer Biomet Holdings, Inc.
1.450%, 11/22/24	355,000	335,134
2.600%, 11/24/31	500,000	410,232

		15,800,633

Health Care Providers & Services (1.0%)
Adventist Health System 2.952%, 3/1/29 (x)	250,000	229,410
Advocate Health & Hospitals Corp.
3.829%, 8/15/28	100,000	99,981
Series 2020 2.211%, 6/15/30	150,000	130,932
Aetna, Inc. 3.500%, 11/15/24	500,000	494,041
AmerisourceBergen Corp.
3.400%, 5/15/24	600,000	594,574
3.450%, 12/15/27 (x)	400,000	385,112
2.800%, 5/15/30 (x)	750,000	658,051
2.700%, 3/15/31 (x)	600,000	514,900
Banner Health 2.338%, 1/1/30	190,000	168,349
Baylor Scott & White Holdings
Series 2021 1.777%, 11/15/30	50,000	41,305

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Cardinal Health, Inc.
3.079%, 6/15/24	$500,000	$491,980
3.410%, 6/15/27	1,250,000	1,203,104
Cigna Corp.
3.750%, 7/15/23 (x)	539,000	539,822
0.613%, 3/15/24	300,000	286,605
4.125%, 11/15/25	525,000	526,096
4.500%, 2/25/26	1,000,000	1,012,623
1.250%, 3/15/26 (x)	500,000	450,534
4.375%, 10/15/28	1,340,000	1,326,244
2.400%, 3/15/30	4,350,000	3,757,472
2.375%, 3/15/31	450,000	381,919
CommonSpirit Health
2.760%, 10/1/24	150,000	145,971
1.547%, 10/1/25 (x)	330,000	303,568
3.347%, 10/1/29	185,000	167,691
2.782%, 10/1/30	340,000	292,864
CVS Health Corp.
2.625%, 8/15/24	235,000	229,747
4.100%, 3/25/25	961,000	965,944
3.875%, 7/20/25	2,400,000	2,387,614
2.875%, 6/1/26	1,500,000	1,429,994
3.000%, 8/15/26 (x)	250,000	239,094
1.300%, 8/21/27 (x)	1,500,000	1,295,996
4.300%, 3/25/28	2,587,000	2,552,611
3.250%, 8/15/29	335,000	306,637
1.750%, 8/21/30	4,000,000	3,205,616
Elevance Health, Inc.
3.350%, 12/1/24	500,000	494,876
2.375%, 1/15/25	555,000	536,911
1.500%, 3/15/26	750,000	686,751
3.650%, 12/1/27	715,000	695,396
2.875%, 9/15/29	200,000	180,028
2.250%, 5/15/30	165,000	140,920
2.550%, 3/15/31 (x)	750,000	649,539
4.100%, 5/15/32 (x)	1,000,000	972,856
HCA, Inc.
5.000%, 3/15/24	1,360,000	1,362,094
5.250%, 4/15/25	945,000	944,235
5.250%, 6/15/26	1,000,000	993,720
4.500%, 2/15/27	820,000	789,250
3.125%, 3/15/27§	235,000	214,986
3.375%, 3/15/29§	335,000	294,038
4.125%, 6/15/29	525,000	477,745
2.375%, 7/15/31	750,000	585,225
3.625%, 3/15/32§	500,000	425,401
Humana, Inc.
0.650%, 8/3/23	250,000	242,069
1.350%, 2/3/27	540,000	472,746
3.950%, 3/15/27 (x)	375,000	368,955
3.700%, 3/23/29	625,000	591,672
3.125%, 8/15/29	625,000	567,048
Kaiser Foundation Hospitals 3.150%, 5/1/27	375,000	365,113
Laboratory Corp. of America Holdings
4.000%, 11/1/23	500,000	501,120
3.250%, 9/1/24	750,000	739,761
2.300%, 12/1/24	250,000	239,870
1.550%, 6/1/26 (x)	1,070,000	960,860
McKesson Corp.
0.900%, 12/3/25	295,000	265,073
1.300%, 8/15/26	1,665,000	1,485,449
Mercy Health
Series 2018 4.302%, 7/1/28 (x)	125,000	125,363
PeaceHealth Obligated Group
Series 2020 1.375%, 11/15/25	125,000	115,376
Providence St Joseph Health Obligated Group
Series H 2.746%, 10/1/26	400,000	381,027
Quest Diagnostics, Inc. 3.500%, 3/30/25	400,000	394,053
3.450%, 6/1/26	775,000	755,277
Sutter Health
Series 20A 1.321%, 8/15/25	350,000	326,149
2.294%, 8/15/30	415,000	357,404
Toledo Hospital (The)
Series B 5.325%, 11/15/28	300,000	285,260
UnitedHealth Group, Inc.
3.500%, 2/15/24 (x)	200,000	200,992
0.550%, 5/15/24 (x)	665,000	633,315
2.375%, 8/15/24	250,000	244,993
3.750%, 7/15/25	1,000,000	1,003,745
3.700%, 12/15/25	200,000	199,307
1.250%, 1/15/26	265,000	244,170
3.100%, 3/15/26	500,000	489,509
1.150%, 5/15/26(x)	750,000	681,296
3.450%, 1/15/27	750,000	739,887
3.700%, 5/15/27 (x)	350,000	348,727
2.950%, 10/15/27	1,000,000	958,925
3.850%, 6/15/28	1,000,000	997,772
3.875%, 12/15/28	250,000	247,882
4.000%, 5/15/29	390,000	385,950
2.875%, 8/15/29	770,000	711,765
2.000%, 5/15/30	395,000	338,724
2.300%, 5/15/31 (x)	750,000	649,029
4.200%, 5/15/32	315,000	315,152
Universal Health Services, Inc. 1.650%, 9/1/26§	625,000	542,761

		56,733,918

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
2.750%, 9/15/29	175,000	152,954
2.100%, 6/4/30	290,000	236,718
2.300%, 3/12/31	750,000	614,210
Danaher Corp. 3.350%, 9/15/25 (x)	310,000	305,847
Illumina, Inc. 2.550%, 3/23/31	225,000	183,043
PerkinElmer, Inc.
0.850%, 9/15/24	295,000	273,229
3.300%, 9/15/29	625,000	554,725
2.550%, 3/15/31	415,000	340,842
2.250%, 9/15/31	355,000	284,154

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Thermo Fisher Scientific, Inc.
0.797%, 10/18/23	$1,580,000	$1,532,660
1.215%, 10/18/24	1,500,000	1,422,521
1.750%, 10/15/28 (x)	890,000	778,572

		6,679,475

Pharmaceuticals (0.9%)
Astrazeneca Finance LLC
0.700%, 5/28/24	400,000	379,154
1.200%, 5/28/26	250,000	225,762
1.750%, 5/28/28 (x)	400,000	352,896
2.250%, 5/28/31 (x)	325,000	282,543
AstraZeneca plc
3.500%, 8/17/23	350,000	351,464
3.375%, 11/16/25	1,500,000	1,482,212
0.700%, 4/8/26	1,000,000	890,830
3.125%, 6/12/27	1,150,000	1,106,209
1.375%, 8/6/30 (x)	1,000,000	819,420
Bristol-Myers Squibb Co.
0.537%, 11/13/23	395,000	381,482
2.900%, 7/26/24	708,000	701,075
0.750%, 11/13/25 (x)	600,000	547,245
3.200%, 6/15/26	600,000	591,467
1.125%, 11/13/27 (x)	600,000	529,271
3.900%, 2/20/28	2,750,000	2,760,343
3.400%, 7/26/29	773,000	747,391
1.450%, 11/13/30	355,000	293,656
Eli Lilly and Co.
2.750%, 6/1/25	707,000	695,648
3.375%, 3/15/29	258,000	251,211
GlaxoSmithKline Capital plc
0.534%, 10/1/23 (x)	550,000	531,514
3.000%, 6/1/24	875,000	868,598
GlaxoSmithKline Capital, Inc.
3.625%, 5/15/25	280,000	280,724
3.875%, 5/15/28	500,000	496,455
Johnson & Johnson
3.375%, 12/5/23 (x)	500,000	502,331
2.625%, 1/15/25	750,000	740,177
0.550%, 9/1/25	500,000	460,840
2.450%, 3/1/26	750,000	728,589
2.950%, 3/3/27 (x)	2,000,000	1,957,382
0.950%, 9/1/27 (x)	625,000	550,463
1.300%, 9/1/30	705,000	593,481
Merck & Co., Inc.
2.900%, 3/7/24	340,000	338,206
2.750%, 2/10/25	1,000,000	987,675
0.750%, 2/24/26	440,000	399,280
1.700%, 6/10/27	600,000	545,295
1.900%, 12/10/28	300,000	266,445
3.400%, 3/7/29	750,000	726,755
1.450%, 6/24/30	895,000	745,446
2.150%, 12/10/31 (x)	570,000	490,239
Mylan, Inc. 4.550%, 4/15/28	500,000	477,626
Novartis Capital Corp.
1.750%, 2/14/25 (x)	750,000	723,531
2.000%, 2/14/27	750,000	696,797
3.100%, 5/17/27	1,000,000	971,711
Pfizer, Inc.
3.200%, 9/15/23	750,000	752,474
2.950%, 3/15/24	750,000	747,141
3.400%, 5/15/24 (x)	1,500,000	1,505,743
0.800%, 5/28/25	315,000	293,591
2.750%, 6/3/26 (x)	1,000,000	974,964
3.600%, 9/15/28 (x)	1,350,000	1,341,647
3.450%, 3/15/29 (x)	1,000,000	973,555
1.700%, 5/28/30	250,000	213,045
1.750%, 8/18/31 (x)	490,000	410,250
Royalty Pharma plc
0.750%, 9/2/23	535,000	515,592
1.200%, 9/2/25	715,000	639,828
1.750%, 9/2/27	455,000	388,442
2.200%, 9/2/30	415,000	334,986
Sanofi 3.625%, 6/19/28	750,000	742,478
Shire Acquisitions Investments Ireland DAC 3.200%, 9/23/26 (x)	2,450,000	2,356,087
Takeda Pharmaceutical Co. Ltd.
5.000%, 11/26/28	1,000,000	1,020,553
2.050%, 3/31/30	470,000	393,328
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	1,750,000	1,649,942
Viatris, Inc.
1.650%, 6/22/25	535,000	486,216
2.300%, 6/22/27	375,000	324,934
2.700%, 6/22/30	885,000	708,216
Zoetis, Inc.
4.500%, 11/13/25	750,000	761,554
3.000%, 9/12/27	500,000	472,906
3.900%, 8/20/28	350,000	339,545
2.000%, 5/15/30	500,000	420,620

		47,236,476

Total Health Care		153,581,804

Industrials (2.2%)
Aerospace & Defense (0.6%)
Boeing Co. (The)
1.875%, 6/15/23	204,000	199,112
1.950%, 2/1/24	330,000	319,226
1.433%, 2/4/24	835,000	798,602
2.800%, 3/1/24	500,000	490,897
2.850%, 10/30/24 (x)	300,000	291,461
4.875%, 5/1/25	1,430,000	1,423,194
2.600%, 10/30/25 (x)	650,000	612,252
2.750%, 2/1/26	600,000	559,205
2.196%, 2/4/26	1,250,000	1,130,028
3.100%, 5/1/26	500,000	468,009
2.250%, 6/15/26 (x)	300,000	270,996
2.700%, 2/1/27	365,000	326,668
5.040%, 5/1/27	1,500,000	1,478,084
3.250%, 2/1/28	600,000	536,085
3.450%, 11/1/28	300,000	267,375
3.200%, 3/1/29	500,000	433,506
2.950%, 2/1/30	750,000	625,097
5.150%, 5/1/30	3,000,000	2,878,485
General Dynamics Corp.
1.875%, 8/15/23 (x)	650,000	643,398
2.375%, 11/15/24 (x)	500,000	487,514
3.500%, 5/15/25	750,000	745,979
1.150%, 6/1/26	415,000	376,105
2.125%, 8/15/26	750,000	709,948

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
3.750%, 5/15/28	$805,000	$791,574
Huntington Ingalls Industries, Inc.
0.670%, 8/16/23	305,000	292,928
2.043%, 8/16/28	1,000,000	853,892
L3Harris Technologies, Inc.
3.950%, 5/28/24	206,000	206,639
3.832%, 4/27/25	200,000	196,716
3.850%, 12/15/26	245,000	240,364
4.400%, 6/15/28	1,750,000	1,719,521
Leidos, Inc.
3.625%, 5/15/25	120,000	117,780
4.375%, 5/15/30	95,000	88,523
Lockheed Martin Corp. 3.550%, 1/15/26	624,000	625,384
Northrop Grumman Corp.
3.250%, 8/1/23	2,100,000	2,098,763
2.930%, 1/15/25 (x)	1,000,000	979,166
3.250%, 1/15/28	1,500,000	1,426,904
Precision Castparts Corp. 3.250%, 6/15/25	750,000	745,658
Raytheon Technologies Corp.
3.200%, 3/15/24	1,000,000	994,016
3.950%, 8/16/25	375,000	375,850
3.500%, 3/15/27	715,000	698,550
3.125%, 5/4/27	1,250,000	1,194,286
4.125%, 11/16/28	2,000,000	1,969,955
1.900%, 9/1/31	1,520,000	1,251,171
2.375%, 3/15/32	750,000	634,351
Textron, Inc.
3.875%, 3/1/25	285,000	283,758
4.000%, 3/15/26	175,000	173,498
3.650%, 3/15/27	250,000	241,065

		34,271,538

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc. 4.200%, 4/15/28	500,000	481,869
FedEx Corp.
3.250%, 4/1/26	500,000	490,788
3.400%, 2/15/28	500,000	477,712
4.200%, 10/17/28	500,000	502,590
3.100%, 8/5/29	750,000	684,672
United Parcel Service, Inc.
2.200%, 9/1/24	150,000	146,516
2.800%, 11/15/24 (x)	500,000	492,846
3.050%, 11/15/27	750,000	727,108
3.400%, 3/15/29	310,000	299,654
2.500%, 9/1/29(x)	150,000	136,536

		4,440,291

Airlines (0.0%)†
Southwest Airlines Co.
5.250%, 5/4/25	765,000	776,444
3.000%, 11/15/26 (x)	250,000	233,230
5.125%, 6/15/27	850,000	857,939
3.450%, 11/16/27 (x)	250,000	233,857
2.625%, 2/10/30	350,000	295,341

		2,396,811

Building Products (0.2%)
Carlisle Cos., Inc.
0.550%, 9/1/23	190,000	183,799
3.500%, 12/1/24	530,000	522,473
Carrier Global Corp.
2.242%, 2/15/25	750,000	712,817
2.493%, 2/15/27	830,000	759,291
2.722%, 2/15/30	1,570,000	1,352,257
Fortune Brands Home & Security, Inc.
4.000%, 9/21/23	500,000	502,594
4.000%, 6/15/25 (x)	350,000	345,095
3.250%, 9/15/29	350,000	303,481
4.000%, 3/25/32	500,000	441,025
Johnson Controls International plc
3.625%, 7/2/24 (e)	200,000	198,898
1.750%, 9/15/30	265,000	214,878
2.000%, 9/16/31	585,000	467,293
Lennox International, Inc.
3.000%, 11/15/23	175,000	173,258
1.350%, 8/1/25	135,000	123,805
1.700%, 8/1/27	100,000	87,003
Masco Corp.
1.500%, 2/15/28	375,000	315,212
2.000%, 10/1/30	500,000	396,130
2.000%, 2/15/31	500,000	392,989
Owens Corning
4.200%, 12/1/24	300,000	299,888
3.400%, 8/15/26 (x)	285,000	272,086
3.950%, 8/15/29	250,000	232,426

		8,296,698

Commercial Services & Supplies (0.1%)
Cintas Corp. No. 2
3.450%, 5/1/25	115,000	114,668
3.700%, 4/1/27	600,000	592,692
4.000%, 5/1/32	500,000	490,994
RELX Capital, Inc.
4.000%, 3/18/29	750,000	726,695
3.000%, 5/22/30	250,000	224,693
4.750%, 5/20/32	105,000	106,605
Republic Services, Inc.
2.500%, 8/15/24	235,000	228,288
0.875%, 11/15/25 (x)	200,000	179,832
3.375%, 11/15/27	275,000	262,900
3.950%, 5/15/28	750,000	737,564
Waste Connections, Inc. 3.500%, 5/1/29	750,000	705,820
Waste Management, Inc.
0.750%, 11/15/25	135,000	123,353
3.150%, 11/15/27	750,000	720,820
1.150%, 3/15/28 (x)	195,000	166,117
2.000%, 6/1/29 (x)	250,000	217,020
4.150%, 4/15/32	1,000,000	979,004

		6,577,065

Construction & Engineering (0.0%)†
Quanta Services, Inc.
0.950%, 10/1/24	160,000	148,173
2.900%, 10/1/30	1,000,000	823,725

		971,898

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Electrical Equipment (0.1%)
Eaton Corp. 3.103%, 9/15/27	$500,000	$478,181
Emerson Electric Co.
3.150%, 6/1/25	350,000	345,894
0.875%, 10/15/26 (x)	665,000	590,270
1.800%, 10/15/27	235,000	211,115
2.000%, 12/21/28	600,000	530,936
2.200%, 12/21/31	600,000	508,754
Hubbell, Inc.
3.350%, 3/1/26	750,000	729,022
3.150%, 8/15/27 (x)	150,000	141,615
3.500%, 2/15/28	500,000	480,422
2.300%, 3/15/31	290,000	245,215
Rockwell Automation, Inc.
0.350%, 8/15/23	235,000	228,032
2.875%, 3/1/25 (x)	500,000	489,421
3.500%, 3/1/29	300,000	289,562
1.750%, 8/15/31	200,000	163,191

		5,431,630

Industrial Conglomerates (0.2%)
3M Co.
3.250%, 2/14/24 (x)	850,000	850,309
2.000%, 2/14/25 (x)	500,000	481,233
3.000%, 8/7/25 (x)	750,000	739,572
2.250%, 9/19/26 (x)	500,000	472,888
2.875%, 10/15/27 (x)	500,000	480,324
3.625%, 9/14/28 (x)	500,000	493,238
2.375%, 8/26/29	750,000	672,226
Honeywell International, Inc.
2.300%, 8/15/24	500,000	489,926
1.350%, 6/1/25 (x)	500,000	471,626
2.500%, 11/1/26	1,000,000	953,831
1.100%, 3/1/27	1,200,000	1,067,403
2.700%, 8/15/29 (x)	295,000	271,253
1.950%, 6/1/30	1,000,000	861,544
1.750%, 9/1/31 (x)	960,000	796,271
Pentair Finance Sarl
4.500%, 7/1/29	250,000	242,673
5.900%, 7/15/32	500,000	500,417
Trane Technologies Luxembourg Finance SA
3.500%, 3/21/26	500,000	487,785
3.800%, 3/21/29	500,000	469,328

		10,801,847

Machinery (0.4%)
Caterpillar, Inc.
3.400%, 5/15/24	715,000	717,288
2.600%, 9/19/29 (x)	350,000	319,328
1.900%, 3/12/31	350,000	297,860
CNH Industrial Capital LLC
1.950%, 7/2/23	160,000	156,360
4.200%, 1/15/24	700,000	701,687
3.950%, 5/23/25	120,000	118,618
1.875%, 1/15/26	875,000	793,155
1.450%, 7/15/26	500,000	442,484
CNH Industrial NV
3.850%, 11/15/27	655,000	615,856
Crane Holdings Co. 4.450%, 12/15/23 (x)	400,000	403,882
Cummins, Inc.
3.650%, 10/1/23	500,000	502,730
0.750%, 9/1/25 (x)	165,000	150,544
Dover Corp.
3.150%, 11/15/25 (x)	250,000	245,545
2.950%, 11/4/29	105,000	95,717
Fortive Corp. 3.150%, 6/15/26	1,500,000	1,426,382
IDEX Corp. 3.000%, 5/1/30	250,000	219,700
Illinois Tool Works, Inc.
3.500%, 3/1/24 (x)	1,000,000	1,002,934
2.650%, 11/15/26 (x)	950,000	908,219
Kennametal, Inc. 4.625%, 6/15/28	250,000	244,695
nVent Finance Sarl 2.750%, 11/15/31	500,000	416,296
Oshkosh Corp. 4.600%, 5/15/28	250,000	244,810
Otis Worldwide Corp.
2.056%, 4/5/25	1,030,000	975,282
2.293%, 4/5/27 (x)	800,000	725,153
2.565%, 2/15/30	925,000	800,263
Parker-Hannifin Corp.
2.700%, 6/14/24	165,000	161,013
3.650%, 6/15/24	715,000	711,748
3.300%, 11/21/24	600,000	591,548
4.250%, 9/15/27	355,000	353,578
3.250%, 6/14/29	270,000	247,757
4.500%, 9/15/29	250,000	249,304
Stanley Black & Decker, Inc.
2.300%, 2/24/25 (x)	265,000	256,547
3.400%, 3/1/26	355,000	348,734
4.250%, 11/15/28	350,000	351,084
3.000%, 5/15/32 (x)	285,000	252,223
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%), 4.000%, 3/15/60 (k)	310,000	270,665
Westinghouse Air Brake Technologies Corp.
4.400%, 3/15/24 (e)	750,000	744,585
3.200%, 6/15/25	180,000	171,720
3.450%, 11/15/26	500,000	460,000
4.950%, 9/15/28 (e)	750,000	719,174
Xylem, Inc.
3.250%, 11/1/26	570,000	550,045
1.950%, 1/30/28	350,000	309,093

		19,273,606

Professional Services (0.0%)†
Equifax, Inc. 2.600%, 12/1/24	250,000	241,182
Thomson Reuters Corp.
4.300%, 11/23/23	500,000	503,887
3.350%, 5/15/26	570,000	554,222
Verisk Analytics, Inc.
4.000%, 6/15/25	400,000	396,953
4.125%, 3/15/29	500,000	482,947

		2,179,191

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Road & Rail (0.3%)
Burlington Northern Santa Fe LLC
3.850%, 9/1/23	$750,000	$754,420
3.750%, 4/1/24	250,000	251,675
3.400%, 9/1/24	500,000	500,414
3.000%, 4/1/25	750,000	739,531
3.650%, 9/1/25	500,000	500,849
3.250%, 6/15/27 (x)	400,000	391,223
Canadian National Railway Co. 2.950%, 11/21/24	250,000	245,771
Canadian Pacific Railway Co.
1.350%, 12/2/24 (x)	570,000	536,677
2.900%, 2/1/25	1,000,000	970,303
1.750%, 12/2/26	290,000	261,821
2.050%, 3/5/30	180,000	151,978
2.450%, 12/2/31	335,000	288,584
CSX Corp.
3.350%, 11/1/25	500,000	491,264
2.600%, 11/1/26	750,000	705,772
3.250%, 6/1/27	550,000	527,935
JB Hunt Transport Services, Inc. 3.875%, 3/1/26	500,000	494,825
Kansas City Southern 2.875%, 11/15/29	310,000	277,961
Norfolk Southern Corp.
2.900%, 6/15/26	500,000	478,705
3.150%, 6/1/27 (x)	365,000	347,972
2.550%, 11/1/29	500,000	447,211
Ryder System, Inc.
3.875%, 12/1/23	250,000	250,713
3.650%, 3/18/24	350,000	346,937
2.500%, 9/1/24	385,000	370,216
3.350%, 9/1/25 (x)	500,000	482,809
1.750%, 9/1/26	310,000	280,181
2.900%, 12/1/26	220,000	205,055
2.850%, 3/1/27	145,000	134,803
4.300%, 6/15/27 (x)	250,000	244,511
Union Pacific Corp.
3.646%, 2/15/24	500,000	501,925
3.150%, 3/1/24 (x)	200,000	198,640
3.750%, 7/15/25	625,000	625,554
3.250%, 8/15/25 (x)	250,000	246,081
2.750%, 3/1/26	250,000	240,401
2.150%, 2/5/27	500,000	464,842
3.700%, 3/1/29	530,000	514,970
2.400%, 2/5/30	430,000	383,108
2.375%, 5/20/31	470,000	407,877
2.800%, 2/14/32	350,000	311,783

		15,575,297

Trading Companies & Distributors (0.2%)
Air Lease Corp.
3.875%, 7/3/23	500,000	497,208
0.800%, 8/18/24	415,000	381,410
4.250%, 9/15/24	1,000,000	988,511
2.300%, 2/1/25	350,000	327,704
3.375%, 7/1/25	235,000	221,294
2.875%, 1/15/26	790,000	727,359
3.750%, 6/1/26 (x)	375,000	354,190
1.875%, 8/15/26	375,000	326,054
2.200%, 1/15/27	750,000	656,045
2.100%, 9/1/28	455,000	376,134
3.000%, 2/1/30	250,000	207,964
3.125%, 12/1/30	350,000	290,002
2.875%, 1/15/32 (x)	750,000	583,262
Aircastle Ltd.
4.400%, 9/25/23 (x)	500,000	494,772
4.125%, 5/1/24	465,000	453,282
4.250%, 6/15/26	235,000	218,359
GATX Corp.
4.350%, 2/15/24	1,000,000	1,002,701
3.250%, 3/30/25	400,000	389,270
WW Grainger, Inc. 1.850%, 2/15/25	350,000	332,947

		8,828,468

Total Industrials		119,044,340

Information Technology (3.2%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
2.200%, 9/20/23 (x)	750,000	742,083
3.500%, 6/15/25 (x)	425,000	426,918
2.950%, 2/28/26	750,000	737,939
Juniper Networks, Inc.
1.200%, 12/10/25	210,000	187,998
3.750%, 8/15/29	500,000	460,084
2.000%, 12/10/30	320,000	251,909
Motorola Solutions, Inc.
4.600%, 2/23/28	550,000	538,439
4.600%, 5/23/29	350,000	335,484
2.750%, 5/24/31	1,500,000	1,215,633
5.600%, 6/1/32	500,000	503,846

		5,400,333

Electronic Equipment, Instruments & Components (0.3%)
Allegion US Holding Co., Inc.
3.200%, 10/1/24	500,000	484,883
3.550%, 10/1/27	500,000	468,411
5.411%, 7/1/32	200,000	198,615
Amphenol Corp.
3.200%, 4/1/24 (x)	250,000	248,151
2.050%, 3/1/25	1,000,000	954,939
2.200%, 9/15/31	440,000	360,007
Arrow Electronics, Inc. 3.250%, 9/8/24	300,000	293,784
Avnet, Inc.
4.625%, 4/15/26	500,000	502,334
3.000%, 5/15/31 (x)	500,000	413,478
5.500%, 6/1/32 (x)	100,000	97,887
CDW LLC
2.670%, 12/1/26	715,000	635,270
3.276%, 12/1/28	535,000	459,822
3.569%, 12/1/31	750,000	618,218
Flex Ltd.
4.750%, 6/15/25	800,000	802,040
3.750%, 2/1/26	500,000	476,500
4.875%, 6/15/29	350,000	338,516
4.875%, 5/12/30	665,000	632,290
Jabil, Inc.
1.700%, 4/15/26	185,000	165,916
4.250%, 5/15/27	375,000	364,826
3.950%, 1/12/28	270,000	257,573
3.600%, 1/15/30	150,000	133,889

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Keysight Technologies, Inc.
4.550%, 10/30/24	$600,000	$606,128
4.600%, 4/6/27	465,000	466,685
3.000%, 10/30/29 (x)	250,000	222,861
Teledyne Technologies, Inc.
0.950%, 4/1/24	500,000	474,179
1.600%, 4/1/26 (x)	500,000	450,246
2.250%, 4/1/28	500,000	434,346
Trimble, Inc.
4.750%, 12/1/24 (x)	350,000	352,035
4.900%, 6/15/28	450,000	437,961
Tyco Electronics Group SA
3.450%, 8/1/24	335,000	333,569
3.700%, 2/15/26	250,000	249,056
3.125%, 8/15/27	365,000	350,489
2.500%, 2/4/32	85,000	74,593
Vontier Corp.
1.800%, 4/1/26	310,000	271,250
2.400%, 4/1/28	500,000	422,192

		14,052,939

IT Services (0.7%)
Amdocs Ltd. 2.538%, 6/15/30	500,000	422,392
Automatic Data Processing, Inc.
3.375%, 9/15/25	500,000	500,088
1.700%, 5/15/28	485,000	435,483
Broadridge Financial Solutions, Inc.
3.400%, 6/27/26	350,000	339,688
2.900%, 12/1/29 (x)	500,000	439,015
2.600%, 5/1/31	1,000,000	832,853
DXC Technology Co.
1.800%, 9/15/26	750,000	664,308
2.375%, 9/15/28	750,000	645,403
Fidelity National Information Services, Inc.
0.600%, 3/1/24	200,000	189,579
1.150%, 3/1/26	325,000	288,463
1.650%, 3/1/28 (x)	215,000	184,386
2.250%, 3/1/31 (x)	600,000	489,207
Fiserv, Inc.
3.800%, 10/1/23	375,000	376,592
2.750%, 7/1/24	1,350,000	1,317,159
3.850%, 6/1/25	1,500,000	1,489,629
3.200%, 7/1/26	250,000	237,796
2.250%, 6/1/27 (x)	1,000,000	895,291
4.200%, 10/1/28	465,000	453,301
3.500%, 7/1/29	890,000	813,398
2.650%, 6/1/30	1,500,000	1,268,068
Genpact Luxembourg Sarl
3.375%, 12/1/24	250,000	245,517
1.750%, 4/10/26	200,000	181,781
Global Payments, Inc.
1.500%, 11/15/24	275,000	258,087
2.650%, 2/15/25	750,000	716,370
1.200%, 3/1/26 (x)	560,000	493,201
4.800%, 4/1/26	1,000,000	1,000,366
2.150%, 1/15/27	500,000	443,787
4.450%, 6/1/28	500,000	485,967
3.200%, 8/15/29	750,000	654,736
2.900%, 5/15/30	235,000	199,902
2.900%, 11/15/31	500,000	409,652
International Business Machines Corp.
3.375%, 8/1/23	1,000,000	1,005,334
3.625%, 2/12/24	1,000,000	1,004,858
3.000%, 5/15/24	2,750,000	2,723,835
3.450%, 2/19/26	1,000,000	986,167
3.300%, 5/15/26	1,500,000	1,465,432
3.300%, 1/27/27	1,095,000	1,063,223
2.200%, 2/9/27	185,000	171,460
1.700%, 5/15/27 (x)	405,000	363,722
1.950%, 5/15/30	220,000	184,611
2.720%, 2/9/32 (x)	380,000	329,865
Mastercard, Inc.
3.375%, 4/1/24	1,000,000	1,002,441
2.000%, 3/3/25 (x)	500,000	481,818
2.950%, 11/21/26	1,150,000	1,121,548
3.500%, 2/26/28	140,000	138,287
2.950%, 6/1/29	700,000	653,823
1.900%, 3/15/31 (x)	1,200,000	1,025,817
2.000%, 11/18/31 (x)	500,000	424,841
PayPal Holdings, Inc.
2.400%, 10/1/24	535,000	522,701
1.650%, 6/1/25	1,000,000	943,415
2.650%, 10/1/26	335,000	317,482
3.900%, 6/1/27 (x)	180,000	179,199
2.300%, 6/1/30 (x)	1,000,000	861,921
4.400%, 6/1/32	500,000	496,010
Visa, Inc.
3.150%, 12/14/25	3,450,000	3,404,124
0.750%, 8/15/27 (x)	465,000	403,193
2.750%, 9/15/27 (x)	300,000	286,569
Western Union Co. (The)
2.850%, 1/10/25	125,000	119,953
1.350%, 3/15/26	350,000	313,050
2.750%, 3/15/31	350,000	288,140

		39,654,304

Semiconductors & Semiconductor Equipment (0.7%)
Advanced Micro Devices, Inc. 3.924%, 6/1/32	65,000	63,763
Altera Corp. 4.100%, 11/15/23 (x)	600,000	606,757
Analog Devices, Inc.
3.500%, 12/5/26	500,000	493,237
1.700%, 10/1/28 (x)	340,000	298,714
2.100%, 10/1/31 (x)	435,000	370,979
Applied Materials, Inc. 1.750%, 6/1/30	585,000	493,958
Broadcom, Inc.
3.459%, 9/15/26	260,000	249,093
1.950%, 2/15/28§	515,000	437,673
4.110%, 9/15/28	3,692,000	3,496,181
4.000%, 4/15/29§	250,000	231,921
5.000%, 4/15/30	4,500,000	4,400,752
2.450%, 2/15/31§	1,250,000	1,004,916
4.150%, 4/15/32§	200,000	180,592
Intel Corp.
3.700%, 7/29/25	1,795,000	1,801,223
2.600%, 5/19/26	500,000	483,614
3.150%, 5/11/27 (x)	2,000,000	1,954,502
1.600%, 8/12/28	405,000	355,608
2.450%, 11/15/29	1,605,000	1,435,111

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
3.900%, 3/25/30 (x)	$1,000,000	$981,503
2.000%, 8/12/31 (x)	750,000	629,185
KLA Corp.
4.100%, 3/15/29	625,000	617,640
4.650%, 7/15/32	440,000	450,693
Lam Research Corp.
3.800%, 3/15/25	350,000	350,420
3.750%, 3/15/26	750,000	748,380
4.000%, 3/15/29	530,000	521,051
Marvell Technology, Inc.
1.650%, 4/15/26	335,000	300,517
2.450%, 4/15/28	335,000	292,777
4.875%, 6/22/28	350,000	345,951
2.950%, 4/15/31	290,000	244,064
Maxim Integrated Products, Inc. 3.450%, 6/15/27	500,000	477,974
Micron Technology, Inc.
4.975%, 2/6/26	350,000	353,238
4.185%, 2/15/27	375,000	366,120
5.327%, 2/6/29	350,000	351,778
2.703%, 4/15/32	220,000	175,507
NVIDIA Corp.
0.584%, 6/14/24	760,000	722,068
3.200%, 9/16/26	850,000	842,324
1.550%, 6/15/28	1,000,000	875,182
2.000%, 6/15/31 (x)	1,000,000	850,065
NXP BV
4.875%, 3/1/24	500,000	504,781
2.700%, 5/1/25	100,000	95,010
5.350%, 3/1/26	500,000	508,594
3.875%, 6/18/26	500,000	482,656
3.150%, 5/1/27	165,000	153,172
4.400%, 6/1/27	115,000	113,261
5.550%, 12/1/28	335,000	339,083
4.300%, 6/18/29	750,000	715,312
3.400%, 5/1/30	1,215,000	1,083,476
2.500%, 5/11/31	500,000	410,719
Qorvo, Inc. 1.750%, 12/15/24§	220,000	205,506
QUALCOMM, Inc.
2.900%, 5/20/24	1,000,000	995,867
3.250%, 5/20/27	1,500,000	1,468,171
2.150%, 5/20/30 (x)	500,000	439,524
4.250%, 5/20/32 (x)	260,000	264,479
Texas Instruments, Inc.
2.625%, 5/15/24 (x)	216,000	214,317
1.375%, 3/12/25	105,000	99,537
1.125%, 9/15/26	335,000	304,791
2.900%, 11/3/27	355,000	340,506
2.250%, 9/4/29	320,000	288,914
1.900%, 9/15/31	600,000	510,867
TSMC Arizona Corp.
3.875%, 4/22/27	460,000	458,266
4.125%, 4/22/29	500,000	497,972
4.250%, 4/22/32	345,000	339,684
Xilinx, Inc. 2.950%, 6/1/24	650,000	645,642

		40,335,138

Software (0.7%)
Adobe, Inc.
1.900%, 2/1/25	470,000	452,009
2.150%, 2/1/27 (x)	465,000	435,828
Autodesk, Inc.
4.375%, 6/15/25	600,000	606,247
3.500%, 6/15/27	1,000,000	958,575
2.850%, 1/15/30	195,000	170,398
Cadence Design Systems, Inc. 4.375%, 10/15/24	175,000	176,894
Citrix Systems, Inc. 1.250%, 3/1/26	800,000	720,478
Fortinet, Inc.
1.000%, 3/15/26	185,000	163,056
2.200%, 3/15/31	125,000	101,318
Intuit, Inc.
0.650%, 7/15/23	160,000	155,515
0.950%, 7/15/25	250,000	230,018
1.350%, 7/15/27	165,000	144,351
Microsoft Corp.
2.000%, 8/8/23	1,350,000	1,336,986
2.875%, 2/6/24	335,000	334,867
2.700%, 2/12/25 (x)	1,500,000	1,486,623
2.400%, 8/8/26	3,260,000	3,141,962
3.300%, 2/6/27	1,000,000	995,808
Oracle Corp.
3.400%, 7/8/24 (x)	2,000,000	1,977,565
2.950%, 11/15/24 (x)	750,000	729,520
2.950%, 5/15/25	3,000,000	2,870,490
1.650%, 3/25/26	680,000	609,555
2.650%, 7/15/26	2,805,000	2,588,221
3.250%, 11/15/27	1,000,000	920,370
2.300%, 3/25/28	1,070,000	920,812
2.950%, 4/1/30	5,000,000	4,275,383
Roper Technologies, Inc.
3.650%, 9/15/23	1,000,000	1,001,983
2.350%, 9/15/24 (x)	165,000	159,882
1.000%, 9/15/25	310,000	280,884
3.850%, 12/15/25	125,000	124,289
3.800%, 12/15/26	285,000	278,772
1.400%, 9/15/27	375,000	321,960
2.950%, 9/15/29	210,000	185,977
2.000%, 6/30/30	440,000	358,055
Salesforce, Inc.
0.625%, 7/15/24 (x)	415,000	392,812
3.700%, 4/11/28	375,000	370,718
1.500%, 7/15/28 (x)	650,000	568,456
1.950%, 7/15/31	1,200,000	1,022,366
ServiceNow, Inc. 1.400%, 9/1/30	2,000,000	1,568,578
VMware, Inc.
0.600%, 8/15/23	435,000	420,254
1.000%, 8/15/24	470,000	439,914
1.400%, 8/15/26	310,000	274,485
3.900%, 8/21/27	2,050,000	1,964,778
1.800%, 8/15/28	405,000	336,201

		36,573,213

Technology Hardware, Storage & Peripherals (0.7%)
Apple, Inc.
3.000%, 2/9/24	495,000	495,024
3.450%, 5/6/24 (x)	1,500,000	1,509,916
2.850%, 5/11/24	750,000	746,756
1.800%, 9/11/24	750,000	727,045
2.750%, 1/13/25	750,000	741,995
2.500%, 2/9/25 (x)	1,000,000	982,497

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
1.125%, 5/11/25	$500,000	$469,742
0.550%, 8/20/25	1,000,000	918,982
0.700%, 2/8/26	1,000,000	909,896
2.450%, 8/4/26	1,675,000	1,606,656
2.050%, 9/11/26	750,000	706,540
3.350%, 2/9/27 (x)	1,500,000	1,492,257
3.200%, 5/11/27 (x)	923,000	909,892
3.000%, 6/20/27 (x)	2,060,000	2,016,043
3.000%, 11/13/27	2,250,000	2,187,193
1.200%, 2/8/28 (x)	1,000,000	879,417
1.400%, 8/5/28 (x)	1,000,000	878,423
2.200%, 9/11/29 (x)	750,000	675,913
1.650%, 5/11/30 (x)	440,000	373,476
1.250%, 8/20/30	1,000,000	824,284
1.650%, 2/8/31	2,000,000	1,683,475
1.700%, 8/5/31 (x)	1,000,000	839,118
Dell International LLC
4.000%, 7/15/24	500,000	498,232
5.850%, 7/15/25	1,000,000	1,031,521
6.020%, 6/15/26	2,445,000	2,540,135
4.900%, 10/1/26	1,300,000	1,301,035
5.300%, 10/1/29	1,500,000	1,478,992
Hewlett Packard Enterprise Co.
1.450%, 4/1/24 (x)	600,000	576,821
4.900%, 10/15/25 (e)	1,500,000	1,525,482
1.750%, 4/1/26	600,000	549,180
HP, Inc.
2.200%, 6/17/25	750,000	711,249
1.450%, 6/17/26	750,000	664,495
3.000%, 6/17/27 (x)	750,000	694,139
4.750%, 1/15/28 (x)	500,000	494,882
4.000%, 4/15/29	500,000	467,214
3.400%, 6/17/30	750,000	653,754
2.650%, 6/17/31	750,000	602,245
4.200%, 4/15/32	500,000	447,963
NetApp, Inc.
3.300%, 9/29/24	500,000	490,626
1.875%, 6/22/25	215,000	200,708
2.375%, 6/22/27 (x)	300,000	272,269
2.700%, 6/22/30 (x)	300,000	253,317
Teledyne FLIR LLC 2.500%, 8/1/30	250,000	207,834
Western Digital Corp. 2.850%, 2/1/29	500,000	407,378

		38,644,011

Total Information Technology		174,659,938

Materials (0.8%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.
3.350%, 7/31/24 (x)	750,000	747,464
1.500%, 10/15/25	130,000	122,097
1.850%, 5/15/27	195,000	177,271
2.050%, 5/15/30	125,000	108,525
Albemarle Corp.
4.650%, 6/1/27 (x)	250,000	247,153
5.050%, 6/1/32	250,000	244,545
Cabot Corp.
4.000%, 7/1/29	500,000	473,013
5.000%, 6/30/32	200,000	194,506
Celanese US Holdings LLC
3.500%, 5/8/24	300,000	293,835
1.400%, 8/5/26	250,000	208,874
Dow Chemical Co. (The)
3.625%, 5/15/26	80,000	80,595
4.800%, 11/30/28	500,000	502,862
DuPont de Nemours, Inc.
4.493%, 11/15/25	1,150,000	1,159,700
4.725%, 11/15/28	2,000,000	1,999,968
Ecolab, Inc.
0.900%, 12/15/23 (x)	335,000	324,926
2.700%, 11/1/26 (x)	215,000	206,295
1.650%, 2/1/27 (x)	1,000,000	914,128
EI du Pont de Nemours & Co. 1.700%, 7/15/25 (x)	145,000	136,217
FMC Corp.
4.100%, 2/1/24	1,500,000	1,501,661
3.200%, 10/1/26 (x)	350,000	333,747
International Flavors & Fragrances, Inc. 4.450%, 9/26/28	385,000	376,040
Linde, Inc.
3.200%, 1/30/26	350,000	344,630
1.100%, 8/10/30 (x)	500,000	400,699
LYB International Finance BV 4.000%, 7/15/23	622,000	621,490
LYB International Finance III LLC
1.250%, 10/1/25	241,000	218,460
2.250%, 10/1/30	270,000	222,460
Mosaic Co. (The)
4.250%, 11/15/23	1,000,000	1,006,754
4.050%, 11/15/27 (x)	750,000	734,430
NewMarket Corp. 2.700%, 3/18/31	500,000	420,198
Nutrien Ltd.
4.000%, 12/15/26	500,000	498,808
4.200%, 4/1/29	280,000	272,575
2.950%, 5/13/30	500,000	447,890
PPG Industries, Inc.
2.400%, 8/15/24	250,000	242,801
1.200%, 3/15/26	510,000	456,482
2.800%, 8/15/29	250,000	227,055
RPM International, Inc.
3.750%, 3/15/27	350,000	335,522
4.550%, 3/1/29	500,000	483,463
2.950%, 1/15/32	470,000	390,637
Sherwin-Williams Co. (The)
3.125%, 6/1/24	575,000	568,906
3.950%, 1/15/26	500,000	496,184
3.450%, 6/1/27 (x)	750,000	718,463
2.950%, 8/15/29	500,000	447,228
Westlake Corp.
0.875%, 8/15/24 (x)	135,000	128,495
3.600%, 8/15/26	500,000	488,182
3.375%, 6/15/30	280,000	257,734

		20,782,968

Construction Materials (0.1%)
Eagle Materials, Inc. 2.500%, 7/1/31	375,000	296,924

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Martin Marietta Materials, Inc.
0.650%, 7/15/23	$125,000	$121,514
4.250%, 7/2/24 (x)	285,000	284,864
3.450%, 6/1/27	321,000	309,424
3.500%, 12/15/27	500,000	472,566
2.400%, 7/15/31	250,000	203,790
Series CB 2.500%, 3/15/30	235,000	199,714
Vulcan Materials Co.
4.500%, 4/1/25	1,250,000	1,270,945
3.900%, 4/1/27	130,000	127,993

		3,287,734

Containers & Packaging (0.1%)
Amcor Flexibles North America, Inc.
4.000%, 5/17/25	165,000	163,505
3.100%, 9/15/26	500,000	479,364
2.630%, 6/19/30	220,000	183,256
2.690%, 5/25/31	490,000	400,112
Avery Dennison Corp.
0.850%, 8/15/24	290,000	272,099
4.875%, 12/6/28	300,000	301,003
Berry Global, Inc.
0.950%, 2/15/24	300,000	282,912
1.570%, 1/15/26	1,125,000	1,003,781
1.650%, 1/15/27	500,000	433,115
Packaging Corp. of America 3.400%, 12/15/27	360,000	346,582
Sonoco Products Co.
1.800%, 2/1/25	395,000	372,219
2.250%, 2/1/27	415,000	376,759
WRKCo., Inc. 3.000%, 9/15/24	500,000	489,423
3.750%, 3/15/25	500,000	494,577
4.650%, 3/15/26	550,000	552,621
4.000%, 3/15/28	500,000	488,962
3.900%, 6/1/28	175,000	169,584

		6,809,874

Metals & Mining (0.1%)
AngloGold Ashanti Holdings plc
3.375%, 11/1/28	385,000	328,694
3.750%, 10/1/30	200,000	167,250
Freeport-McMoRan, Inc.
4.550%, 11/14/24 (x)	1,500,000	1,503,146
4.625%, 8/1/30	1,500,000	1,412,321
Nucor Corp.
3.950%, 5/23/25 (x)	140,000	139,663
2.000%, 6/1/25	100,000	94,569
4.300%, 5/23/27	500,000	499,500
3.950%, 5/1/28	1,350,000	1,309,444
Reliance Steel & Aluminum Co.
1.300%, 8/15/25	310,000	283,031
2.150%, 8/15/30	275,000	223,114
Southern Copper Corp. 3.875%, 4/23/25	300,000	295,556
Steel Dynamics, Inc.
2.800%, 12/15/24	500,000	485,415
2.400%, 6/15/25 (x)	465,000	441,321
1.650%, 10/15/27	190,000	162,733
Vale Overseas Ltd. 3.750%, 7/8/30	1,190,000	1,038,584

		8,384,341

Paper & Forest Products (0.1%)
Fibria Overseas Finance Ltd. 5.500%, 1/17/27	625,000	617,344
Suzano Austria GmbH
2.500%, 9/15/28	210,000	169,837
6.000%, 1/15/29 (x)	1,000,000	982,775
5.000%, 1/15/30	2,000,000	1,809,500

		3,579,456

Total Materials		42,844,373

Real Estate (1.7%)
Equity Real Estate Investment Trusts (REITs) (1.7%)
Agree LP (REIT) 2.000%, 6/15/28	320,000	273,803
Alexandria Real Estate Equities, Inc. (REIT)
3.450%, 4/30/25	750,000	739,113
3.800%, 4/15/26	250,000	245,313
American Campus Communities Operating Partnership LP (REIT)
3.300%, 7/15/26	300,000	293,326
3.625%, 11/15/27	200,000	196,861
2.250%, 1/15/29	375,000	344,913
American Homes 4 Rent LP (REIT)
4.250%, 2/15/28	500,000	478,240
2.375%, 7/15/31	160,000	128,041
3.625%, 4/15/32	350,000	306,862
American Tower Corp. (REIT)
0.600%, 1/15/24	280,000	265,570
5.000%, 2/15/24	1,000,000	1,012,092
3.375%, 5/15/24	500,000	492,715
2.950%, 1/15/25	750,000	724,311
2.400%, 3/15/25	500,000	472,622
1.300%, 9/15/25	350,000	317,032
1.600%, 4/15/26 (x)	600,000	537,032
1.450%, 9/15/26	500,000	438,580
2.750%, 1/15/27	350,000	320,545
3.650%, 3/15/27	400,000	378,971
1.500%, 1/31/28	350,000	291,315
3.950%, 3/15/29	500,000	466,572
2.900%, 1/15/30 (x)	240,000	205,131
2.100%, 6/15/30	250,000	200,622
1.875%, 10/15/30	2,500,000	1,954,908
2.700%, 4/15/31	600,000	493,397
2.300%, 9/15/31	355,000	281,270
AvalonBay Communities, Inc. (REIT)
4.200%, 12/15/23	100,000	100,451
3.500%, 11/15/25	250,000	242,864
2.950%, 5/11/26	1,000,000	957,609
2.900%, 10/15/26	250,000	237,634
3.350%, 5/15/27	175,000	167,550
1.900%, 12/1/28	1,250,000	1,089,201
Boston Properties LP (REIT)
3.125%, 9/1/23	1,000,000	999,636
3.200%, 1/15/25	1,750,000	1,707,692
3.400%, 6/21/29	750,000	671,087
3.250%, 1/30/31	1,500,000	1,297,687
Brandywine Operating Partnership LP (REIT)
4.100%, 10/1/24	250,000	247,538
3.950%, 11/15/27	300,000	285,439
4.550%, 10/1/29	250,000	238,656

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Brixmor Operating Partnership LP (REIT)
3.650%, 6/15/24	$300,000	$295,927
3.850%, 2/1/25	355,000	350,054
4.125%, 6/15/26	275,000	269,341
3.900%, 3/15/27	250,000	239,594
2.250%, 4/1/28	175,000	150,432
4.125%, 5/15/29	375,000	349,685
4.050%, 7/1/30	375,000	338,125
2.500%, 8/16/31	250,000	196,455
Camden Property Trust (REIT) 4.100%, 10/15/28	215,000	214,141
Corporate Office Properties LP (REIT)
2.250%, 3/15/26	270,000	244,698
2.000%, 1/15/29	425,000	343,884
Crown Castle International Corp. (REIT)
3.200%, 9/1/24	500,000	489,936
1.350%, 7/15/25 (x)	100,000	91,420
4.450%, 2/15/26	2,165,000	2,144,843
3.700%, 6/15/26	165,000	159,006
1.050%, 7/15/26	750,000	649,838
2.900%, 3/15/27 (x)	970,000	898,246
3.650%, 9/1/27	750,000	706,395
CubeSmart LP (REIT)
3.125%, 9/1/26	250,000	237,713
2.250%, 12/15/28	500,000	427,225
4.375%, 2/15/29	150,000	145,657
Digital Realty Trust LP (REIT) 3.700%, 8/15/27	1,500,000	1,429,079
Duke Realty LP (REIT)
3.250%, 6/30/26	750,000	724,041
3.375%, 12/15/27 (x)	680,000	646,821
4.000%, 9/15/28	300,000	292,396
2.875%, 11/15/29	185,000	166,636
1.750%, 7/1/30	200,000	163,884
2.250%, 1/15/32	500,000	417,271
Equinix, Inc. (REIT)
2.625%, 11/18/24	635,000	607,441
1.250%, 7/15/25 (x)	265,000	239,708
1.000%, 9/15/25	750,000	672,277
1.450%, 5/15/26	350,000	311,373
2.900%, 11/18/26	455,000	419,314
1.800%, 7/15/27	215,000	184,631
1.550%, 3/15/28 (x)	375,000	313,148
2.000%, 5/15/28	350,000	300,893
3.200%, 11/18/29 (x)	455,000	402,402
2.150%, 7/15/30	1,000,000	810,800
2.500%, 5/15/31	750,000	612,431
3.900%, 4/15/32	500,000	453,099
ERP Operating LP (REIT)
3.375%, 6/1/25	1,000,000	983,044
3.250%, 8/1/27	355,000	336,117
4.150%, 12/1/28	300,000	294,824
1.850%, 8/1/31	200,000	164,415
Essex Portfolio LP (REIT)
3.500%, 4/1/25	650,000	638,841
3.375%, 4/15/26	250,000	241,649
1.700%, 3/1/28	625,000	537,833
4.000%, 3/1/29	500,000	479,286
Extra Space Storage LP (REIT) 3.900%, 4/1/29 (x)	165,000	154,696
Federal Realty OP LP (REIT)
3.950%, 1/15/24	250,000	249,685
1.250%, 2/15/26	250,000	223,874
3.250%, 7/15/27	500,000	470,324
3.200%, 6/15/29	500,000	452,059
GLP Capital LP (REIT)
5.375%, 11/1/23	380,000	378,100
3.350%, 9/1/24	570,000	548,625
5.250%, 6/1/25	505,000	494,708
5.375%, 4/15/26	750,000	733,965
5.750%, 6/1/28	385,000	374,774
3.250%, 1/15/32	250,000	199,223
Healthcare Trust of America Holdings LP (REIT) 3.500%, 8/1/26	425,000	404,892
Healthpeak Properties, Inc. (REIT)
3.400%, 2/1/25	31,000	30,543
3.250%, 7/15/26 (x)	175,000	167,944
1.350%, 2/1/27	1,000,000	877,115
2.125%, 12/1/28 (x)	795,000	686,403
3.500%, 7/15/29	200,000	184,507
Host Hotels & Resorts LP (REIT)
3.875%, 4/1/24 (x)	1,000,000	995,509
Series E 4.000%, 6/15/25	310,000	303,774
Invitation Homes Operating Partnership LP (REIT)
2.300%, 11/15/28	375,000	316,689
4.150%, 4/15/32	250,000	228,582
Kilroy Realty LP (REIT)
3.450%, 12/15/24	350,000	341,457
4.375%, 10/1/25	400,000	395,426
4.750%, 12/15/28 (x)	350,000	344,237
Kimco Realty Corp. (REIT)
2.700%, 3/1/24	250,000	244,967
3.300%, 2/1/25	610,000	598,309
1.900%, 3/1/28	200,000	173,354
Kite Realty Group LP (REIT) 4.000%, 10/1/26	250,000	239,417
Life Storage LP (REIT)
3.875%, 12/15/27	400,000	381,488
4.000%, 6/15/29	500,000	462,301
2.400%, 10/15/31	350,000	279,428
LifeStorage LP (REIT) 3.500%, 7/1/26	500,000	478,369
Mid-America Apartments LP (REIT)
4.300%, 10/15/23	175,000	176,093
3.750%, 6/15/24	450,000	449,115
4.000%, 11/15/25	350,000	349,681
1.100%, 9/15/26	165,000	145,093
3.600%, 6/1/27	500,000	482,465
3.950%, 3/15/29	750,000	719,136
National Health Investors, Inc. (REIT) 3.000%, 2/1/31	150,000	114,063
National Retail Properties, Inc. (REIT)
3.900%, 6/15/24	500,000	498,491
4.000%, 11/15/25	200,000	199,382
3.600%, 12/15/26 (x)	250,000	240,808
4.300%, 10/15/28 (x)	665,000	646,347
Office Properties Income Trust (REIT)
4.250%, 5/15/24	1,100,000	1,071,672
4.500%, 2/1/25 (x)	250,000	240,152

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
2.650%, 6/15/26	$200,000	$170,319
2.400%, 2/1/27	500,000	409,896
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23	222,000	223,632
4.500%, 1/15/25	450,000	446,520
Physicians Realty LP (REIT) 4.300%, 3/15/27	250,000	245,280
Piedmont Operating Partnership LP (REIT)
4.450%, 3/15/24	500,000	503,372
3.150%, 8/15/30	500,000	416,012
Prologis LP (REIT)
3.250%, 10/1/26	300,000	291,842
2.125%, 4/15/27 (x)	500,000	457,523
4.375%, 2/1/29	155,000	155,022
Public Storage (REIT)
0.875%, 2/15/26	250,000	223,564
1.500%, 11/9/26 (x)	250,000	225,745
3.094%, 9/15/27	300,000	284,890
1.850%, 5/1/28 (x)	280,000	242,986
1.950%, 11/9/28 (x)	415,000	359,612
3.385%, 5/1/29	320,000	298,474
2.300%, 5/1/31	280,000	236,057
2.250%, 11/9/31 (x)	310,000	257,006
Realty Income Corp. (REIT)
4.600%, 2/6/24 (x)	400,000	404,217
3.875%, 4/15/25	750,000	747,562
4.625%, 11/1/25	500,000	506,835
0.750%, 3/15/26	390,000	343,509
4.875%, 6/1/26	485,000	495,632
4.125%, 10/15/26	725,000	721,394
3.950%, 8/15/27	320,000	312,609
2.200%, 6/15/28 (x)	500,000	439,346
3.250%, 6/15/29	350,000	326,249
Regency Centers LP (REIT)
3.600%, 2/1/27	360,000	348,731
4.125%, 3/15/28	500,000	481,109
2.950%, 9/15/29	250,000	219,033
Rexford Industrial Realty LP (REIT)
2.125%, 12/1/30	250,000	199,337
2.150%, 9/1/31	200,000	157,614
Sabra Health Care LP (REIT) 3.900%, 10/15/29	750,000	664,635
Simon Property Group LP (REIT)
2.000%, 9/13/24 (x)	500,000	479,481
3.500%, 9/1/25	820,000	801,271
3.250%, 11/30/26 (x)	500,000	476,551
3.375%, 6/15/27 (x)	1,750,000	1,662,783
3.375%, 12/1/27	750,000	704,664
1.750%, 2/1/28	500,000	426,821
2.450%, 9/13/29	750,000	636,875
2.650%, 7/15/30	500,000	424,586
SITE Centers Corp. (REIT)
3.625%, 2/1/25	216,000	210,033
4.700%, 6/1/27	165,000	162,707
Spirit Realty LP (REIT)
3.200%, 1/15/27	500,000	459,693
2.100%, 3/15/28	500,000	420,850
4.000%, 7/15/29	225,000	202,833
STORE Capital Corp. (REIT)
4.500%, 3/15/28	275,000	269,013
4.625%, 3/15/29	250,000	240,412
2.750%, 11/18/30	250,000	206,417
2.700%, 12/1/31	500,000	402,665
Sun Communities Operating LP (REIT)
2.300%, 11/1/28	310,000	265,370
2.700%, 7/15/31	185,000	150,001
4.200%, 4/15/32	250,000	227,920
Tanger Properties LP (REIT)
3.125%, 9/1/26	500,000	469,628
2.750%, 9/1/31	200,000	157,350
UDR, Inc. (REIT)
2.950%, 9/1/26	125,000	117,944
3.500%, 7/1/27 (x)	350,000	334,031
3.200%, 1/15/30	1,000,000	900,370
3.000%, 8/15/31	150,000	128,633
Ventas Realty LP (REIT)
3.500%, 4/15/24	750,000	741,838
3.750%, 5/1/24	50,000	49,629
2.650%, 1/15/25	1,000,000	955,839
3.250%, 10/15/26	800,000	756,609
Vornado Realty LP (REIT)
3.500%, 1/15/25	550,000	534,843
2.150%, 6/1/26	90,000	80,285
3.400%, 6/1/31	135,000	112,700
Welltower, Inc. (REIT)
4.500%, 1/15/24	1,000,000	1,006,272
3.625%, 3/15/24	565,000	561,036
2.700%, 2/15/27 (x)	250,000	230,506
4.250%, 4/15/28	1,225,000	1,191,156
2.050%, 1/15/29	1,165,000	987,144
WP Carey, Inc. (REIT)
4.600%, 4/1/24	300,000	302,468
4.000%, 2/1/25	300,000	298,775
4.250%, 10/1/26 (x)	400,000	395,670
3.850%, 7/15/29	250,000	233,107

		90,828,055

Real Estate Management & Development (0.0%)†
CBRE Services, Inc.
4.875%, 3/1/26	1,500,000	1,517,201
2.500%, 4/1/31	250,000	203,808
Celulosa Arauco y Constitucion SA 3.875%, 11/2/27	500,000	459,000

		2,180,009

Total Real Estate		93,008,064

Utilities (2.3%)
Electric Utilities (1.7%)
AEP Texas, Inc. 4.700%, 5/15/32	250,000	249,048
AEP Transmission Co. LLC 3.100%, 12/1/26	250,000	240,968
Alabama Power Co.
Series 20-A 1.450%, 9/15/30	500,000	406,653
American Electric Power Co., Inc. 3.200%, 11/13/27 (x)	400,000	377,085
2.300%, 3/1/30	150,000	127,054
Series J 4.300%, 12/1/28	500,000	487,355

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Series M 0.750%, 11/1/23	$90,000	$86,902
Series N 1.000%, 11/1/25	315,000	283,159
Appalachian Power Co. 3.400%, 6/1/25	350,000	345,638
Series AA 2.700%, 4/1/31	500,000	430,550
Arizona Public Service Co.
3.150%, 5/15/25 (x)	200,000	195,875
2.950%, 9/15/27	350,000	328,168
2.600%, 8/15/29	250,000	218,956
Atlantic City Electric Co.
4.000%, 10/15/28	350,000	344,788
2.300%, 3/15/31	250,000	216,324
Avangrid, Inc.
3.150%, 12/1/24	500,000	488,932
3.800%, 6/1/29	750,000	702,047
Baltimore Gas & Electric Co.
2.400%, 8/15/26	700,000	660,405
2.250%, 6/15/31	500,000	426,498
CenterPoint Energy Houston Electric LLC
Series AE 2.350%, 4/1/31	275,000	238,245
Series AG 3.000%, 3/1/32 (x)	200,000	181,669
Series Z 2.400%, 9/1/26 (x)	250,000	235,533
Cleco Corporate Holdings LLC 3.743%, 5/1/26 (e)	750,000	725,066
Commonwealth Edison Co.
3.700%, 8/15/28	220,000	214,326
Series 122 2.950%, 8/15/27 (x)	500,000	475,446
Connecticut Light & Power Co. (The)
Series A 0.750%, 12/1/25	250,000	225,945
3.200%, 3/15/27	250,000	243,052
2.050%, 7/1/31	500,000	421,237
DTE Electric Co. 3.650%, 3/15/24	245,000	246,389
Series A 1.900%, 4/1/28	320,000	285,654
3.000%, 3/1/32	250,000	227,272
Duke Energy Carolinas LLC
2.950%, 12/1/26 (x)	1,000,000	966,440
3.950%, 11/15/28 (x)	500,000	493,559
2.450%, 8/15/29	300,000	267,801
2.550%, 4/15/31	375,000	327,186
2.850%, 3/15/32	220,000	195,242
Duke Energy Corp.
3.750%, 4/15/24	350,000	349,955
0.900%, 9/15/25	310,000	280,941
3.150%, 8/15/27 (x)	750,000	710,382
3.400%, 6/15/29 (x)	310,000	284,585
2.450%, 6/1/30	250,000	211,248
2.550%, 6/15/31 (x)	750,000	623,966
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.32%), 3.250%, 1/15/82 (k)(x)	280,000	216,166
Duke Energy Florida LLC
3.200%, 1/15/27	650,000	633,331
3.800%, 7/15/28	750,000	734,475
1.750%, 6/15/30	215,000	178,534
2.400%, 12/15/31	390,000	334,236
Duke Energy Ohio, Inc. 3.800%, 9/1/23	1,000,000	1,002,523
Duke Energy Progress LLC
3.375%, 9/1/23	435,000	434,595
3.700%, 9/1/28 (x)	1,000,000	972,979
3.450%, 3/15/29	350,000	332,438
2.000%, 8/15/31	500,000	416,681
Edison International
3.550%, 11/15/24 (x)	200,000	195,278
5.750%, 6/15/27	40,000	40,665
4.125%, 3/15/28	500,000	466,464
Emera US Finance LP
0.833%, 6/15/24 (x)	250,000	233,354
3.550%, 6/15/26	665,000	637,234
2.639%, 6/15/31	335,000	278,898
Enel Americas SA 4.000%, 10/25/26 (x)	165,000	160,029
Enel Chile SA 4.875%, 6/12/28	750,000	716,250
Entergy Arkansas LLC
3.700%, 6/1/24	1,000,000	1,004,402
3.500%, 4/1/26	300,000	294,703
Entergy Corp.
0.900%, 9/15/25	950,000	856,967
2.950%, 9/1/26	300,000	284,486
1.900%, 6/15/28	1,165,000	1,001,242
Entergy Louisiana LLC
0.620%, 11/17/23 (x)	362,000	348,833
0.950%, 10/1/24	960,000	902,286
2.400%, 10/1/26	500,000	463,307
Evergy Kansas Central, Inc. 2.550%, 7/1/26	350,000	332,178
Evergy, Inc.
2.450%, 9/15/24	335,000	323,127
2.900%, 9/15/29	500,000	442,140
Eversource Energy
4.200%, 6/27/24	280,000	280,515
2.900%, 3/1/27	200,000	188,438
4.600%, 7/1/27	350,000	353,160
2.550%, 3/15/31	500,000	424,236
3.375%, 3/1/32	200,000	180,172
Series H 3.150%, 1/15/25	150,000	146,582
Series L 2.900%, 10/1/24	500,000	488,681
Series M 3.300%, 1/15/28	500,000	470,872
Series N 3.800%, 12/1/23 (x)	210,000	210,281
Series Q 0.800%, 8/15/25	150,000	136,589
Series R 1.650%, 8/15/30	250,000	199,473
Series U 1.400%, 8/15/26	250,000	223,362

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Exelon Corp.
3.950%, 6/15/25	$750,000	$748,582
3.400%, 4/15/26	500,000	485,424
2.750%, 3/15/27§	500,000	467,918
3.350%, 3/15/32 (x)§	500,000	447,825
Fortis, Inc. 3.055%, 10/4/26	750,000	706,496
Georgia Power Co. 3.250%, 4/1/26	350,000	340,337
3.250%, 3/30/27 (x)	500,000	477,863
4.700%, 5/15/32	250,000	250,474
Series A 2.100%, 7/30/23	350,000	346,397
2.200%, 9/15/24	350,000	338,129
Series B 2.650%, 9/15/29 (x)	350,000	307,952
Gulf Power Co.
Series A 3.300%, 5/30/27	250,000	241,818
Indiana Michigan Power Co. 3.850%, 5/15/28	1,250,000	1,211,500
Interstate Power & Light Co. 3.250%, 12/1/24	500,000	495,139
4.100%, 9/26/28	450,000	444,574
3.600%, 4/1/29 (x)	500,000	477,091
2.300%, 6/1/30	125,000	106,783
ITC Holdings Corp. 3.650%, 6/15/24	325,000	321,839
3.250%, 6/30/26	300,000	288,019
3.350%, 11/15/27	400,000	382,147
MidAmerican Energy Co.
3.500%, 10/15/24	300,000	299,695
3.100%, 5/1/27	1,000,000	966,303
3.650%, 4/15/29	850,000	827,919
Mississippi Power Co. 3.950%, 3/30/28	250,000	243,695
NextEra Energy Capital Holdings, Inc.
2.940%, 3/21/24	400,000	394,153
4.200%, 6/20/24 (x)	335,000	336,868
4.450%, 6/20/25	295,000	297,562
1.875%, 1/15/27 (x)	400,000	360,441
3.550%, 5/1/27	1,500,000	1,449,072
4.625%, 7/15/27	500,000	505,902
1.900%, 6/15/28	750,000	649,400
3.500%, 4/1/29	500,000	465,989
2.250%, 6/1/30	2,500,000	2,103,535
2.440%, 1/15/32	400,000	333,893
5.000%, 7/15/32	150,000	153,857
(ICE LIBOR USD 3 Month + 3.16%), 5.650%, 5/1/79 (k)	500,000	440,461
Northern States Power Co. 2.250%, 4/1/31 (x)	300,000	262,029
NSTAR Electric Co.
3.200%, 5/15/27	500,000	483,072
3.250%, 5/15/29	500,000	473,582
1.950%, 8/15/31	500,000	415,144
Ohio Power Co.
Series Q 1.625%, 1/15/31	235,000	190,191
Oklahoma Gas & Electric Co. 3.800%, 8/15/28 (x)	350,000	340,267
Oncor Electric Delivery Co. LLC
2.750%, 6/1/24	500,000	490,922
0.550%, 10/1/25 (x)	525,000	472,443
3.700%, 11/15/28	1,250,000	1,216,643
2.750%, 5/15/30	185,000	168,387
4.150%, 6/1/32§	95,000	95,473
Pacific Gas and Electric Co.
1.700%, 11/15/23	130,000	125,186
3.250%, 2/16/24	455,000	443,436
3.450%, 7/1/25	500,000	470,288
5.450%, 6/15/27	500,000	486,488
2.100%, 8/1/27	750,000	630,661
3.000%, 6/15/28	520,000	447,846
4.200%, 3/1/29	350,000	318,474
4.550%, 7/1/30	5,500,000	4,865,837
3.250%, 6/1/31	1,085,000	876,710
PacifiCorp 3.600%, 4/1/24	600,000	600,992
PECO Energy Co. 3.150%, 10/15/25 (x)	700,000	689,723
Pinnacle West Capital Corp. 1.300%, 6/15/25	300,000	274,902
Potomac Electric Power Co. 3.600%, 3/15/24	300,000	300,524
PPL Capital Funding, Inc. 3.100%, 5/15/26	500,000	476,243
Public Service Co. of Colorado 3.700%, 6/15/28	350,000	344,997
Public Service Co. of New Hampshire
Series V 2.200%, 6/15/31	290,000	247,864
Public Service Co. of Oklahoma
Series J 2.200%, 8/15/31	250,000	208,874
Public Service Electric & Gas Co.
3.250%, 9/1/23 (x)	300,000	300,484
0.950%, 3/15/26	350,000	316,569
2.250%, 9/15/26	450,000	422,312
3.700%, 5/1/28 (x)	500,000	490,169
3.650%, 9/1/28 (x)	300,000	292,677
3.200%, 5/15/29	250,000	237,633
2.450%, 1/15/30	165,000	147,399
1.900%, 8/15/31	235,000	195,826
Southern California Edison Co.
1.100%, 4/1/24	230,000	219,512
2.850%, 8/1/29 (x)	660,000	586,429
2.250%, 6/1/30	655,000	551,045
2.750%, 2/1/32	315,000	265,636
Series 20C 1.200%, 2/1/26 (x)	440,000	394,162
Series A 4.200%, 3/1/29	500,000	481,618
Series B 3.650%, 3/1/28	750,000	710,466
Series C 3.500%, 10/1/23	200,000	199,904
4.200%, 6/1/25 (x)	310,000	312,115
Series D 4.700%, 6/1/27	500,000	499,801
Series E 3.700%, 8/1/25	300,000	295,474

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Series G 2.500%, 6/1/31	$500,000	$419,324
Series J 0.700%, 8/1/23	125,000	121,354
Series K 0.975%, 8/1/24	125,000	117,857
Southern Co. (The)
2.950%, 7/1/23	575,000	568,804
4.475%, 8/1/24 (e)	280,000	281,260
5.113%, 8/1/27 (e)	500,000	505,811
Series 21-A 0.600%, 2/26/24	160,000	151,571
Series 21-B 1.750%, 3/15/28	210,000	179,718
Series A 3.700%, 4/30/30	2,000,000	1,857,094
Southwestern Electric Power Co.
Series K 2.750%, 10/1/26 (x)	500,000	468,356
Series M 4.100%, 9/15/28	750,000	725,937
Series N 1.650%, 3/15/26	500,000	455,620
Southwestern Public Service Co. 3.300%, 6/15/24	300,000	296,739
Tampa Electric Co. 2.400%, 3/15/31	140,000	119,837
Tucson Electric Power Co.
3.050%, 3/15/25	600,000	593,887
1.500%, 8/1/30	225,000	180,103
Union Electric Co.
3.500%, 4/15/24 (x)	500,000	499,853
2.950%, 6/15/27 (x)	500,000	476,807
3.500%, 3/15/29	500,000	479,117
Virginia Electric and Power Co.
3.450%, 2/15/24	1,000,000	997,103
2.300%, 11/15/31	500,000	423,867
Series A 3.150%, 1/15/26	715,000	695,365
3.500%, 3/15/27	750,000	732,431
3.800%, 4/1/28	500,000	489,820
2.875%, 7/15/29	175,000	160,491
Series B 2.950%, 11/15/26	500,000	476,812
3.750%, 5/15/27	390,000	386,440
Wisconsin Electric Power Co.
2.050%, 12/15/24	200,000	193,238
1.700%, 6/15/28	310,000	270,618
Wisconsin Power & Light Co.
3.050%, 10/15/27	350,000	331,555
1.950%, 9/16/31	250,000	207,599
Xcel Energy, Inc.
0.500%, 10/15/23	300,000	288,974
3.300%, 6/1/25	500,000	491,445
3.350%, 12/1/26	500,000	482,235
1.750%, 3/15/27	415,000	370,222
4.000%, 6/15/28 (x)	500,000	491,371
2.600%, 12/1/29	350,000	307,847
2.350%, 11/15/31	500,000	413,436

		91,349,105

Gas Utilities (0.1%)
Atmos Energy Corp.
3.000%, 6/15/27 (x)	310,000	297,667
2.625%, 9/15/29	800,000	712,226
CenterPoint Energy Resources Corp.
4.000%, 4/1/28	500,000	488,637
4.400%, 7/1/32	100,000	98,615
National Fuel Gas Co.
5.200%, 7/15/25	1,000,000	1,013,500
3.950%, 9/15/27 (x)	300,000	279,963
4.750%, 9/1/28 (x)	300,000	295,394
ONE Gas, Inc. 1.100%, 3/11/24	750,000	716,154
Piedmont Natural Gas Co., Inc.
3.500%, 6/1/29 (x)	500,000	465,735
2.500%, 3/15/31	380,000	321,564
Southern California Gas Co.
3.150%, 9/15/24	550,000	544,632
2.950%, 4/15/27	280,000	265,531
Series TT 2.600%, 6/15/26 (x)	500,000	474,298
Southwest Gas Corp.
2.200%, 6/15/30	500,000	405,041
4.050%, 3/15/32	150,000	137,072

		6,516,029

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The) 1.375%, 1/15/26	1,540,000	1,359,098
Constellation Energy Generation LLC 3.250%, 6/1/25	205,000	196,697
Enel Generacion Chile SA 4.250%, 4/15/24 (x)	400,000	391,950
Southern Power Co.
4.150%, 12/1/25	500,000	502,239
0.900%, 1/15/26	155,000	138,616

		2,588,600

Multi-Utilities (0.4%)
Ameren Corp.
2.500%, 9/15/24	160,000	155,705
1.950%, 3/15/27	500,000	449,487
1.750%, 3/15/28	375,000	323,658
Ameren Illinois Co.
3.800%, 5/15/28	350,000	344,171
1.550%, 11/15/30	210,000	171,204
Berkshire Hathaway Energy Co. 3.750%, 11/15/23 (x)	1,100,000	1,101,016
Black Hills Corp.
4.250%, 11/30/23	600,000	602,187
1.037%, 8/23/24	270,000	252,612
3.950%, 1/15/26	350,000	346,680
3.050%, 10/15/29	250,000	222,358
2.500%, 6/15/30	315,000	263,477
CenterPoint Energy, Inc.
2.500%, 9/1/24	250,000	242,197
1.450%, 6/1/26	315,000	283,858
CMS Energy Corp. 3.000%, 5/15/26	210,000	201,227

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Consolidated Edison Co. of New York, Inc.
3.800%, 5/15/28 (x)	$550,000	$539,998
2.400%, 6/15/31	750,000	645,001
Series B 3.125%, 11/15/27 (x)	300,000	285,873
Series D 4.000%, 12/1/28	500,000	494,917
Consumers Energy Co. 3.800%, 11/15/28	750,000	735,344
Delmarva Power & Light Co. 3.500%, 11/15/23	750,000	752,238
Dominion Energy, Inc.
3.071%, 8/15/24 (e)	180,000	175,983
4.250%, 6/1/28 (x)	500,000	493,257
Series A 1.450%, 4/15/26	305,000	275,556
Series C 2.250%, 8/15/31	455,000	374,874
Series D 2.850%, 8/15/26	450,000	427,073
DTE Energy Co.
2.850%, 10/1/26	750,000	708,687
2.950%, 3/1/30	250,000	221,954
Series C 2.529%, 10/1/24 (e)	375,000	361,536
3.400%, 6/15/29	164,000	150,190
Series F 1.050%, 6/1/25 (x)	525,000	482,528
NiSource, Inc.
0.950%, 8/15/25 (x)	580,000	520,716
3.490%, 5/15/27 (x)	1,250,000	1,197,378
2.950%, 9/1/29	350,000	310,731
Public Service Enterprise Group, Inc.
0.841%, 11/8/23	250,000	240,237
2.875%, 6/15/24	700,000	686,359
0.800%, 8/15/25 (x)	500,000	451,878
1.600%, 8/15/30	500,000	398,746
2.450%, 11/15/31	500,000	418,213
Puget Energy, Inc.
2.379%, 6/15/28	625,000	547,776
4.224%, 3/15/32	355,000	327,783
San Diego Gas & Electric Co.
2.500%, 5/15/26 (x)	500,000	473,881
Series NNN 3.600%, 9/1/23	1,650,000	1,657,098
Series VVV 1.700%, 10/1/30 (x)	235,000	193,822
Series XXX 3.000%, 3/15/32	500,000	448,449
Sempra Energy
3.300%, 4/1/25	350,000	341,930
3.250%, 6/15/27 (x)	500,000	474,260
3.700%, 4/1/29 (x)	445,000	420,212
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.125%, 4/1/52 (k)	40,000	32,400
Southern Co. Gas Capital Corp.
2.450%, 10/1/23	650,000	641,895
3.250%, 6/15/26 (x)	530,000	508,102
WEC Energy Group, Inc.
0.550%, 9/15/23	500,000	483,710
0.800%, 3/15/24 (x)	250,000	237,114
1.375%, 10/15/27	500,000	432,623
2.200%, 12/15/28	500,000	438,282
1.800%, 10/15/30	500,000	402,896

		24,371,337

Water Utilities (0.1%)
American Water Capital Corp.
3.850%, 3/1/24	800,000	800,600
3.400%, 3/1/25	400,000	394,213
3.750%, 9/1/28	750,000	727,787
3.450%, 6/1/29	500,000	470,196
2.300%, 6/1/31	400,000	339,487
Essential Utilities, Inc. 3.566%, 5/1/29	300,000	280,292

		3,012,575

Total Utilities		127,837,646

Total Corporate Bonds		1,937,112,497

Foreign Government Securities (2.5%)
Canada Government Bond
1.625%, 1/22/25	2,000,000	1,931,697
2.875%, 4/28/25	2,475,000	2,460,831
Export Development Canada
2.625%, 2/21/24	1,000,000	988,341
3.000%, 5/25/27	1,000,000	992,247
Export-Import Bank of Korea
4.000%, 1/14/24	500,000	505,094
0.375%, 2/9/24	335,000	319,677
2.375%, 6/25/24	350,000	343,059
0.625%, 6/29/24	357,000	338,343
1.250%, 1/18/25	417,000	394,203
2.875%, 1/21/25	1,500,000	1,473,563
1.875%, 2/12/25	200,000	191,748
3.250%, 11/10/25	1,000,000	987,062
0.625%, 2/9/26	355,000	320,771
1.125%, 12/29/26	550,000	495,082
1.625%, 1/18/27	364,000	333,380
2.375%, 4/21/27	1,500,000	1,414,031
1.375%, 2/9/31	750,000	611,693
2.125%, 1/18/32	356,000	303,590
FMS Wertmanagement AoeR 2.750%, 1/30/24	1,000,000	995,804
Hungary Government Bond 5.375%, 3/25/24	3,000,000	3,055,875
Italian Republic Government Bond
6.875%, 9/27/23	2,000,000	2,074,525
0.875%, 5/6/24	1,485,000	1,404,494
2.375%, 10/17/24	1,000,000	969,618
1.250%, 2/17/26	2,045,000	1,822,243
2.875%, 10/17/29	1,000,000	883,829
Japan Bank for International Cooperation
3.250%, 7/20/23	890,000	891,810
3.375%, 7/31/23	2,000,000	2,005,890
0.375%, 9/15/23	690,000	667,892
3.375%, 10/31/23	1,500,000	1,504,837
0.500%, 4/15/24	205,000	195,625
2.500%, 5/23/24	780,000	770,432
1.750%, 10/17/24	440,000	426,138
2.125%, 2/10/25	1,500,000	1,459,812

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
0.625%, 7/15/25	$1,130,000	$1,045,784
2.750%, 1/21/26	1,000,000	981,908
2.375%, 4/20/26	2,000,000	1,932,600
1.875%, 7/21/26	1,500,000	1,416,912
2.250%, 11/4/26	1,000,000	953,954
2.750%, 11/16/27	475,000	457,925
3.250%, 7/20/28	1,500,000	1,482,782
3.500%, 10/31/28	2,000,000	2,002,163
2.125%, 2/16/29	750,000	691,164
2.000%, 10/17/29	430,000	391,639
1.250%, 1/21/31	600,000	506,688
1.875%, 4/15/31	1,200,000	1,065,941
Japan International Cooperation Agency
2.750%, 4/27/27 (x)	690,000	666,001
3.250%, 5/25/27	750,000	743,220
3.375%, 6/12/28	500,000	497,145
1.750%, 4/28/31	595,000	518,179
Oriental Republic of Uruguay
4.500%, 8/14/24	500,000	504,156
4.375%, 10/27/27	2,500,000	2,523,907
Province of Alberta
3.350%, 11/1/23	1,150,000	1,154,924
2.950%, 1/23/24	1,000,000	998,412
1.875%, 11/13/24	1,500,000	1,456,718
3.300%, 3/15/28	1,250,000	1,240,850
1.300%, 7/22/30	1,100,000	930,709
Province of British Columbia
1.750%, 9/27/24	300,000	292,173
2.250%, 6/2/26	1,000,000	963,233
0.900%, 7/20/26 (x)	500,000	455,462
1.300%, 1/29/31 (x)	400,000	337,262
Province of Manitoba
2.600%, 4/16/24 (x)	500,000	495,985
3.050%, 5/14/24 (x)	1,000,000	999,237
2.125%, 6/22/26	1,000,000	949,878
1.500%, 10/25/28	585,000	521,483
Province of New Brunswick
3.625%, 2/24/28	600,000	609,610
Province of Ontario
3.050%, 1/29/24	1,350,000	1,349,494
3.200%, 5/16/24	2,500,000	2,504,376
0.625%, 1/21/26 (x)	3,770,000	3,435,879
1.050%, 4/14/26	1,600,000	1,472,247
2.500%, 4/27/26	2,000,000	1,941,138
2.300%, 6/15/26 (x)	1,750,000	1,683,273
3.100%, 5/19/27	400,000	394,785
2.000%, 10/2/29 (x)	1,250,000	1,132,962
1.125%, 10/7/30	1,000,000	835,206
1.600%, 2/25/31	1,000,000	863,000
1.800%, 10/14/31	1,500,000	1,296,747
Province of Quebec
2.500%, 4/9/24	500,000	495,041
2.875%, 10/16/24 (x)	1,000,000	994,818
1.500%, 2/11/25	2,000,000	1,918,320
0.600%, 7/23/25	1,400,000	1,293,908
2.500%, 4/20/26	1,000,000	970,917
2.750%, 4/12/27 (x)	1,750,000	1,706,888
1.350%, 5/28/30	1,000,000	853,889
1.900%, 4/21/31	1,250,000	1,103,026
Republic of Chile 3.125%, 1/21/26	3,512,000	3,386,446
2.750%, 1/31/27	200,000	187,000
2.450%, 1/31/31	325,000	276,819
Republic of Indonesia
3.500%, 1/11/28	1,000,000	952,062
4.100%, 4/24/28	800,000	785,150
4.750%, 2/11/29	2,500,000	2,522,150
2.150%, 7/28/31	1,250,000	1,025,138
3.550%, 3/31/32 (x)	200,000	181,772
Republic of Korea
3.875%, 9/11/23	250,000	251,609
2.000%, 6/19/24	350,000	341,303
2.750%, 1/19/27	1,750,000	1,694,000
3.500%, 9/20/28	1,000,000	994,563
2.500%, 6/19/29	505,000	477,635
1.750%, 10/15/31	210,000	183,613
Republic of Panama
4.000%, 9/22/24 (x)	890,000	887,108
3.750%, 3/16/25	3,000,000	2,961,188
3.160%, 1/23/30	1,500,000	1,334,812
Republic of Peru
4.125%, 8/25/27 (x)	1,000,000	979,250
2.844%, 6/20/30	1,000,000	870,813
2.783%, 1/23/31 (x)	2,240,000	1,904,420
Republic of Philippines
4.200%, 1/21/24 (x)	2,400,000	2,418,264
3.000%, 2/1/28	1,150,000	1,086,876
3.750%, 1/14/29	975,000	945,857
2.457%, 5/5/30	3,360,000	2,931,970
Republic of Poland 3.250%, 4/6/26	1,500,000	1,452,469
State of Israel Government Bond
2.875%, 3/16/26	1,500,000	1,459,500
3.250%, 1/17/28	750,000	731,156
2.500%, 1/15/30	515,000	471,225
Svensk Exportkredit AB
0.250%, 9/29/23	255,000	246,791
0.500%, 11/10/23	500,000	483,869
1.750%, 12/12/23	600,000	589,645
0.375%, 7/30/24	2,000,000	1,890,421
0.625%, 10/7/24	584,000	552,256
0.500%, 8/26/25	1,000,000	921,036
2.250%, 3/22/27	500,000	478,748
Series USMT 0.375%, 3/11/24	595,000	569,021
United Mexican States
4.125%, 1/21/26	1,865,000	1,866,865
4.150%, 3/28/27	2,745,000	2,706,570
3.750%, 1/11/28	855,000	820,800
4.500%, 4/22/29	455,000	442,260
3.250%, 4/16/30 (x)	5,000,000	4,391,562

Total Foreign Government Securities		139,221,166

Municipal Bonds (0.1%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A 4.839%, 1/1/41	2,000	2,130

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series 2009P-2T 5.491%, 11/1/39	$4,000	$4,542
City of Chicago, International Airport, Revenue Bonds, Series 2010B 6.395%, 1/1/40	4,000	4,933
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE 6.011%, 6/15/42	4,000	4,878
City of New York, General Obligation Bonds, Series 2009-A1
Series A-2 5.206%, 10/1/31	4,000	4,273
City of New York, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG 5.724%, 6/15/42	2,000	2,364
City of New York, Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A 5.508%, 8/1/37	8,000	8,794
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E 6.750%, 8/1/49	4,000	5,508
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B 6.731%, 7/1/43	204,000	248,376
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010B 6.138%, 5/1/49	4,000	4,927
Florida State Board of Administration Finance Corp. Revenue Bonds, Series 2020A 1.258%, 7/1/25	500,000	467,804
1.705%, 7/1/27	500,000	452,247
2.154%, 7/1/30	500,000	434,364
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A 7.055%, 4/1/57	3,000	3,432
Los Angeles Community College District, 2020 General Obligation Refunding Bonds 1.606%, 8/1/28	200,000	177,900
1.806%, 8/1/30	200,000	172,497
Metropolitan Government Nashville & Davidson County Health & Educational Facilities, Revenue Bonds, Series B 4.053%, 7/1/26	1,000,000	1,009,913
New Jersey Economic Development Authority, St Pension Funding Revenue, NATL-RE 7.425%, 2/15/29	1,000,000	1,123,469
Ohio State University, Revenue Bonds, Series 2010C 4.910%, 6/1/40	4,000	4,345
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B 5.511%, 12/1/45	1,000	1,101
5.561%, 12/1/49	3,000	3,382
Port Authority of New York and New Jersey Consolidated Notes, Series AAA 1.086%, 7/1/23	665,000	652,675
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1 6.793%, 4/1/30	4,000	4,427
7.043%, 4/1/50	4,000	5,498
State of California Federally Taxable General Obligation Bonds Various Purpose 3.375%, 4/1/25	190,000	189,875
3.500%, 4/1/28	250,000	247,000
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E 5.770%, 3/15/39	2,000	2,166
State of Wisconsin, Revenue Bonds 3.154%, 5/1/27	1,300,000	1,271,072
The Regent of The University of California General Revenue Bonds 2020, Series BG 0.883%, 5/15/25	165,000	153,625
1.316%, 5/15/27	250,000	224,198
1.614%, 5/15/30	125,000	104,895
The Regent of The University of California Medical Center Pooled Revenue Bonds 2022, Series Q 4.132%, 5/15/32	250,000	247,524
University of California 3.063%, 7/1/25	500,000	495,422

Total Municipal Bonds		7,739,556

Supranational (3.2%)
African Development Bank
3.000%, 9/20/23	3,000,000	2,995,236
3.375%, 7/7/25	1,350,000	1,358,367
0.875%, 3/23/26	1,300,000	1,195,867
0.875%, 7/22/26	1,159,000	1,058,624
Asian Development Bank
0.250%, 7/14/23	2,365,000	2,302,504
0.250%, 10/6/23	1,000,000	967,500

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
1.625%, 3/15/24	$1,000,000	$977,958
0.375%, 6/11/24	1,800,000	1,711,721
0.625%, 10/8/24	1,273,000	1,206,653
1.500%, 10/18/24	2,000,000	1,932,813
2.000%, 1/22/25	3,000,000	2,922,766
2.875%, 5/6/25	1,350,000	1,343,221
0.375%, 9/3/25	2,250,000	2,067,989
0.500%, 2/4/26	4,000,000	3,650,703
1.000%, 4/14/26	1,300,000	1,203,106
2.000%, 4/24/26	1,000,000	960,535
1.750%, 8/14/26	1,000,000	947,116
2.625%, 1/12/27	2,500,000	2,444,896
1.500%, 1/20/27	2,000,000	1,860,388
2.500%, 11/2/27	2,500,000	2,416,505
2.750%, 1/19/28	1,000,000	977,217
1.250%, 6/9/28	500,000	448,125
3.125%, 9/26/28	400,000	397,815
1.875%, 3/15/29	1,000,000	920,591
1.750%, 9/19/29	500,000	450,239
1.875%, 1/24/30	1,000,000	910,958
0.750%, 10/8/30	1,000,000	824,436
1.500%, 3/4/31	600,000	525,998
3.125%, 4/27/32	500,000	497,885
Asian Infrastructure Investment Bank (The)
0.250%, 9/29/23	1,335,000	1,290,008
2.250%, 5/16/24	1,350,000	1,327,070
0.500%, 5/28/25	2,000,000	1,847,094
3.375%, 6/29/25	1,750,000	1,749,844
0.500%, 1/27/26	2,500,000	2,268,824
Corp. Andina de Fomento
3.750%, 11/23/23	1,310,000	1,314,749
1.250%, 10/26/24	511,000	484,566
1.625%, 9/23/25	750,000	700,453
2.250%, 2/8/27	650,000	605,246
Council of Europe Development Bank
0.250%, 10/20/23	525,000	507,366
2.500%, 2/27/24	825,000	818,871
0.375%, 6/10/24	500,000	475,151
1.375%, 2/27/25	750,000	717,239
3.000%, 6/16/25	143,000	142,607
0.875%, 9/22/26	750,000	683,633
European Bank for Reconstruction & Development
0.250%, 7/10/23	1,000,000	974,655
1.625%, 9/27/24 (x)	350,000	339,565
1.500%, 2/13/25	290,000	278,412
0.500%, 11/25/25 (x)	600,000	549,216
0.500%, 1/28/26	750,000	683,135
European Investment Bank
2.875%, 8/15/23	2,000,000	1,999,965
0.250%, 9/15/23	6,840,000	6,632,701
3.125%, 12/14/23 (x)	2,250,000	2,257,133
3.250%, 1/29/24 (x)	3,100,000	3,115,806
2.625%, 3/15/24	1,665,000	1,656,421
2.250%, 6/24/24	2,000,000	1,971,775
2.500%, 10/15/24	1,000,000	989,156
1.875%, 2/10/25	3,000,000	2,913,462
1.625%, 3/14/25	1,300,000	1,252,371
0.375%, 12/15/25 (x)	2,000,000	1,823,027
0.375%, 3/26/26 (x)	3,375,000	3,051,907
2.125%, 4/13/26	2,000,000	1,934,369
0.750%, 10/26/26	1,111,000	1,006,285
1.375%, 3/15/27 (x)	2,500,000	2,310,624
2.375%, 5/24/27	1,000,000	966,374
0.625%, 10/21/27 (x)	980,000	863,017
1.750%, 3/15/29 (x)	800,000	732,312
1.625%, 10/9/29	410,000	369,394
0.750%, 9/23/30	750,000	623,402
1.250%, 2/14/31 (x)	3,475,000	2,995,492
1.625%, 5/13/31	750,000	665,806
Inter-American Development Bank
0.250%, 11/15/23	2,000,000	1,925,314
2.625%, 1/16/24	2,150,000	2,135,602
3.000%, 2/21/24	2,000,000	1,997,255
3.250%, 7/1/24	500,000	501,381
0.500%, 9/23/24	2,000,000	1,888,693
2.125%, 1/15/25	2,000,000	1,953,979
0.625%, 7/15/25	5,000,000	4,641,058
0.875%, 4/20/26	2,000,000	1,838,426
2.000%, 6/2/26	1,050,000	1,006,689
2.000%, 7/23/26	1,000,000	957,291
1.500%, 1/13/27	1,500,000	1,397,249
0.625%, 9/16/27	1,000,000	880,040
1.125%, 7/20/28	1,250,000	1,110,076
3.125%, 9/18/28	750,000	747,762
2.250%, 6/18/29	1,000,000	936,237
1.125%, 1/13/31	3,800,000	3,220,530
International Bank for Reconstruction & Development
3.000%, 9/27/23	2,250,000	2,251,380
0.250%, 11/24/23	1,000,000	963,246
2.250%, 3/28/24	477,000	470,799
1.500%, 8/28/24	2,000,000	1,935,449
2.500%, 11/25/24	3,500,000	3,456,314
1.625%, 1/15/25	2,500,000	2,413,708
2.125%, 3/3/25	450,000	439,565
0.750%, 3/11/25	2,000,000	1,882,224
0.375%, 7/28/25 (x)	3,000,000	2,765,372
2.500%, 7/29/25	3,000,000	2,950,373
0.500%, 10/28/25	1,600,000	1,469,841
3.125%, 11/20/25	350,000	349,959
1.875%, 10/27/26	2,000,000	1,896,986
0.750%, 11/24/27	1,855,000	1,635,405
1.375%, 4/20/28	2,000,000	1,810,189
1.125%, 9/13/28	2,400,000	2,130,166
1.750%, 10/23/29	1,350,000	1,224,928
0.750%, 8/26/30	1,685,000	1,399,125
1.250%, 2/10/31	8,500,000	7,304,868
1.625%, 11/3/31	1,667,000	1,458,912
2.500%, 3/29/32	2,000,000	1,884,939
International Finance Corp.
2.875%, 7/31/23	805,000	804,252
1.375%, 10/16/24	1,125,000	1,080,632
0.375%, 7/16/25	735,000	678,927
2.125%, 4/7/26	2,000,000	1,929,811
0.750%, 10/8/26	1,000,000	903,852
0.750%, 8/27/30	750,000	621,479
Nordic Investment Bank
2.875%, 7/19/23	750,000	750,743
2.250%, 5/21/24	585,000	577,320
0.375%, 9/20/24	415,000	391,657
2.625%, 4/4/25	500,000	494,195
0.375%, 9/11/25	1,100,000	1,008,839
0.500%, 1/21/26	1,000,000	911,946

Total Supranational		178,751,218

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Government Agency Securities (3.3%)
FFCB
1.040%, 1/25/29	$10,000,000	$8,599,503
1.380%, 1/14/31	15,000,000	12,489,394
FHLB
1.500%, 8/15/24	3,785,000	3,670,967
2.875%, 9/13/24	2,000,000	1,992,554
0.375%, 9/4/25	6,000,000	5,526,403
3.250%, 11/16/28	5,000,000	5,027,582
5.500%, 7/15/36	3,000	3,616
FHLMC
0.375%, 9/23/25	9,245,000	8,480,459
0.600%, 10/20/25	10,000,000	9,238,677
FNMA
2.625%, 9/6/24	2,500,000	2,478,684
0.625%, 4/22/25	17,105,000	15,998,223
0.500%, 6/17/25	10,000,000	9,276,956
0.375%, 8/25/25	9,500,000	8,738,380
2.125%, 4/24/26	8,165,000	7,889,677
1.875%, 9/24/26	7,000,000	6,662,256
0.875%, 12/18/26	10,000,000	9,001,490
0.750%, 10/8/27 (x)	40,000,000	35,490,232
0.875%, 8/5/30 (x)	20,000,000	16,588,968
Hashemite Kingdom of Jordan AID Bonds
3.000%, 6/30/25	5,000,000	4,962,676
Tennessee Valley Authority
2.875%, 9/15/24	2,400,000	2,392,139
0.750%, 5/15/25	5,000,000	4,677,109
Series A 2.875%, 2/1/27	1,000,000	990,119

Total U.S. Government Agency Securities		180,176,064

U.S. Treasury Obligations (45.5%)
U.S. Treasury Notes
1.250%, 7/31/23	10,500,000	10,314,600
2.500%, 8/15/23	24,250,000	24,129,698
1.375%, 8/31/23	22,000,000	21,606,031
1.375%, 9/30/23	40,000,000	39,249,048
1.625%, 10/31/23	38,000,000	37,361,877
0.250%, 11/15/23	10,000,000	9,640,246
2.750%, 11/15/23	37,000,000	36,897,384
0.500%, 11/30/23	5,000,000	4,832,338
2.125%, 11/30/23	29,000,000	28,677,149
2.250%, 12/31/23	15,000,000	14,847,950
2.250%, 1/31/24	30,000,000	29,680,416
2.500%, 1/31/24	17,500,000	17,377,859
2.750%, 2/15/24	39,500,000	39,381,192
2.000%, 4/30/24	30,000,000	29,495,514
2.500%, 5/15/24	30,000,000	29,755,077
2.000%, 5/31/24	23,000,000	22,597,339
1.750%, 6/30/24	14,000,000	13,674,063
1.750%, 7/31/24	40,000,000	39,024,976
2.125%, 7/31/24	35,000,000	34,412,108
0.375%, 8/15/24	30,000,000	28,398,579
2.375%, 8/15/24	15,000,000	14,812,500
1.250%, 8/31/24	17,000,000	16,389,131
1.875%, 8/31/24	30,000,000	29,311,698
1.500%, 9/30/24	10,000,000	9,678,906
2.125%, 9/30/24	35,000,000	34,368,359
1.500%, 10/31/24	31,000,000	29,970,704
2.250%, 10/31/24	25,000,000	24,593,750
1.500%, 11/30/24	16,000,000	15,445,978
2.000%, 2/15/25	35,000,000	34,125,000
1.125%, 2/28/25	16,000,000	15,240,307
2.125%, 5/15/25	12,000,000	11,716,470
2.000%, 8/15/25	10,000,000	9,698,575
0.250%, 8/31/25	55,000,000	50,410,937
0.250%, 10/31/25	15,000,000	13,682,930
2.250%, 11/15/25	117,000,000	114,075,000
0.375%, 11/30/25	12,000,000	10,972,500
0.375%, 12/31/25	35,000,000	31,926,563
1.625%, 2/15/26	150,000,000	142,746,090
0.500%, 2/28/26	35,000,000	31,937,500
0.750%, 4/30/26	50,000,000	45,888,420
2.375%, 4/30/26	20,000,000	19,542,232
1.625%, 5/15/26	94,000,000	89,182,500
0.750%, 5/31/26	76,000,000	69,623,129
0.875%, 6/30/26	20,000,000	18,380,784
1.875%, 6/30/26	30,000,000	28,724,970
0.625%, 7/31/26	50,000,000	45,394,530
1.875%, 7/31/26	5,000,000	4,781,625
1.500%, 8/15/26	114,000,000	107,195,625
0.750%, 8/31/26	35,000,000	31,901,282
0.875%, 9/30/26	30,000,000	27,435,939
2.000%, 11/15/26	48,000,000	45,952,502
2.250%, 2/15/27	39,000,000	37,653,283
2.250%, 8/15/27	45,000,000	43,280,860
2.250%, 11/15/27	14,000,000	13,442,188
0.625%, 11/30/27	25,000,000	21,990,235
2.750%, 2/15/28	23,500,000	23,123,633
2.875%, 5/15/28	37,000,000	36,627,340
1.250%, 5/31/28	46,000,000	41,504,218
2.875%, 8/15/28	49,000,000	48,488,190
1.125%, 8/31/28	10,000,000	8,915,625
3.125%, 11/15/28	77,500,000	77,784,572
2.625%, 2/15/29	74,000,000	72,167,346
2.375%, 5/15/29	54,000,000	51,810,467
1.500%, 2/15/30	17,500,000	15,745,898
0.625%, 8/15/30	35,000,000	29,088,283
0.875%, 11/15/30	30,000,000	25,389,843
1.125%, 2/15/31 (x)	58,000,000	49,970,625
1.625%, 5/15/31	55,000,000	49,276,563
1.250%, 8/15/31 (x)	45,000,000	38,847,659
1.375%, 11/15/31	73,500,000	63,933,519
1.875%, 2/15/32	73,000,000	66,315,937

Total U.S. Treasury Obligations		2,501,816,164

Total Long-Term Debt Securities (90.0%) (Cost $5,275,336,187)		4,950,169,114

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)†
Thrifts & Mortgage Finance (0.0%)†
FHLMC,
Series Z
+ 0.00%, 7.88% Floor), 8.375% (k)(x)*	17,000	56,270

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
FNMA,
Series S
+ 0.00%, 7.75% Floor), 8.250% (k)(x)*	22,000	$76,560

Total Preferred Stocks (0.0%)† (Cost $18,166)		132,830

EXCHANGE TRADED FUNDS (ETF):
Fixed Income (8.1%)
Schwab Intermediate-Term U.S. Treasury ETF (x)	500,000	25,800,000
Schwab Short-Term U.S. Treasury ETF (x)	600,000	29,514,000
Vanguard Intermediate-Term Treasury ETF (x)	2,900,000	177,364,000
Vanguard Short-Term Treasury ETF (x)	3,600,000	211,896,000

Total Exchange Traded Funds (8.1%) (Cost $452,509,280)		444,574,000

SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	10,000,000	10,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.0%)
CF Secured LLC, 1.48%, dated 6/30/22, due 7/1/22, repurchase price $5,000,206, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.250%, maturing 9/30/23-11/15/40; total market value $5,100,210. (xx)	$5,000,000	5,000,000
Deutsche Bank Securities, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $14,095,584, collateralized by various U.S. Government Agency Securities, ranging from 2.000%-4.000%, maturing 1/1/45-4/1/52; total market value $14,376,897. (xx)	14,094,997	14,094,997
National Bank of Canada, 1.70%, dated 6/30/22, due 7/7/22, repurchase price $67,971,075, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 11/3/22-2/15/51; total market value $74,934,204. (xx)	67,948,614	67,948,614
Societe Generale SA, 1.50%, dated 6/30/22, due 7/1/22, repurchase price $10,000,417, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-2.875%, maturing 10/31/23-2/15/32; total market value $10,203,833. (xx)	10,000,000	10,000,000
Societe Generale SA, 1.51%, dated 6/30/22, due 7/7/22, repurchase price $40,011,744, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.807%, maturing 10/11/22-4/30/24; total market value $40,800,013. (xx)	40,000,000	40,000,000
Societe Generale SA, 1.62%, dated 6/30/22, due 7/1/22, repurchase price $10,000,450, collateralized by various Common Stocks; total market value $11,113,722. (xx)	10,000,000	10,000,000
TD Prime Services LLC, 1.65%, dated 6/30/22, due 7/1/22, repurchase price $17,000,779, collateralized by various Common Stocks; total market value $18,832,124. (xx)	17,000,000	17,000,000

Total Repurchase Agreements		164,043,611

Total Short-Term Investments (3.2%) (Cost $174,043,611)		174,043,611

Total Investments in Securities (101.3%) (Cost $5,901,907,244)		5,568,919,555
Other Assets Less Liabilities (-1.3%)		(73,375,114)

Net Assets (100%)		$5,495,544,441

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2022, the market value of these securities amounted to $19,181,834 or 0.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2022. Maturity date disclosed is the ultimate maturity date.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2022.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $173,035,507. This was collateralized by $1,804,778 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.125%, maturing 7/31/22 - 8/15/48 and by cash of $174,043,611 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

AMERIBOR	—	American Interbank Offered Rate
CME	—	Chicago Mercantile Exchange
FFCB	—	Federal Farm Credit Bank
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
NATL-RE	—	Insured by National Public Finance Guarantee Corp.
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$5,352,449	$—	$5,352,449
Corporate Bonds
Communication Services	—	106,668,531	—	106,668,531
Consumer Discretionary	—	89,823,653	—	89,823,653
Consumer Staples	—	102,326,179	—	102,326,179
Energy	—	109,217,785	—	109,217,785
Financials	—	818,100,184	—	818,100,184
Health Care	—	153,581,804	—	153,581,804
Industrials	—	119,044,340	—	119,044,340
Information Technology	—	174,659,938	—	174,659,938
Materials	—	42,844,373	—	42,844,373
Real Estate	—	93,008,064	—	93,008,064
Utilities	—	127,837,646	—	127,837,646
Exchange Traded Funds	444,574,000	—	—	444,574,000
Foreign Government Securities	—	139,221,166	—	139,221,166
Municipal Bonds	—	7,739,556	—	7,739,556
Preferred Stocks
Financials	132,830	—	—	132,830
Short-Term Investments
Investment Company	10,000,000	—	—	10,000,000
Repurchase Agreements	—	164,043,611	—	164,043,611
Supranational	—	178,751,218	—	178,751,218
U.S. Government Agency Securities	—	180,176,064	—	180,176,064
U.S. Treasury Obligations	—	2,501,816,164	—	2,501,816,164

Total Assets	$454,706,830	$5,114,212,725	$—	$5,568,919,555

Total Liabilities	$—	$—	$—	$—

Total	$454,706,830	$5,114,212,725	$—	$5,568,919,555

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$203,945,688
Long-term U.S. government debt securities	260,759,883

$464,705,571

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$318,180,744
Long-term U.S. government debt securities	908,751,804

$1,226,932,548

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,404,668
Aggregate gross unrealized depreciation	(335,632,262)

Net unrealized depreciation	$(333,227,594)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,902,147,149

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $5,737,863,633)	$5,404,875,944
Repurchase Agreements (Cost $164,043,611)	164,043,611
Cash	75,676,013
Foreign cash (Cost $472)	369
Dividends, interest and other receivables	29,466,712
Receivable for securities sold	10,183,781
Receivable for Portfolio shares sold	132,049
Securities lending income receivable	72,657
Other assets	63,752

Total assets	5,684,514,888

LIABILITIES
Payable for return of collateral on securities loaned	174,043,611
Due to Custodian	5,756,620
Payable for securities purchased	4,627,215
Payable for Portfolio shares redeemed	2,002,838
Investment management fees payable	1,348,515
Administrative fees payable	432,249
Distribution fees payable – Class IB	334,793
Distribution fees payable – Class IA	9,968
Trustees’ fees payable	280
Other liabilities	87,085
Accrued expenses	327,273

Total liabilities	188,970,447

NET ASSETS	$5,495,544,441

Net assets were comprised of:
Paid in capital	$5,785,245,510
Total distributable earnings (loss)	(289,701,069)

Net assets	$5,495,544,441

Class IA
Net asset value, offering and redemption price per share, $48,478,084 / 5,185,209 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.35

Class IB
Net asset value, offering and redemption price per share, $1,622,434,643 / 173,215,254 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.37

Class K
Net asset value, offering and redemption price per share, $3,824,631,714 / 408,536,470 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.36

(x)	Includes value of securities on loan of $173,035,507.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Interest	$58,771,236
Dividends	1,768,753
Securities lending (net)	359,976

Total income	60,899,965

EXPENSES
Investment management fees	9,669,187
Administrative fees	2,807,314
Distribution fees – Class IB	2,141,184
Professional fees	114,474
Printing and mailing expenses	102,352
Trustees’ fees	97,448
Custodian fees	78,896
Distribution fees – Class IA	63,730
Miscellaneous	141,643

Gross expenses	15,216,228
Less: Waiver from investment manager	(745,253)

Net expenses	14,470,975

NET INVESTMENT INCOME (LOSS)	46,428,990

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(16,593,660)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(480,145,014)
Foreign currency translations	(30)

Net change in unrealized appreciation (depreciation)	(480,145,044)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(496,738,704)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(450,309,714)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$46,428,990	$107,571,395
Net realized gain (loss)	(16,593,660)	42,779,295
Net change in unrealized appreciation (depreciation)	(480,145,044)	(303,821,249)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(450,309,714)	(153,470,559)

Distributions to shareholders:
Class IA	—	(1,090,538)
Class IB	—	(36,352,281)
Class K	—	(107,345,656)

Total distributions to shareholders	—	(144,788,475)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 138,252 and 598,371 shares, respectively ]	1,332,932	6,180,816
Capital shares issued in reinvestment of dividends and distributions [ 0 and 108,452 shares, respectively ]	—	1,090,538
Capital shares repurchased [ (463,068) and (817,572) shares, respectively ]	(4,439,901)	(8,456,774)

Total Class IA transactions	(3,106,969)	(1,185,420)

Class IB
Capital shares sold [ 5,685,027 and 17,250,242 shares, respectively ]	54,876,001	178,459,435
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,608,507 shares, respectively ]	—	36,352,281
Capital shares repurchased [ (16,006,965) and (19,211,850) shares, respectively ]	(153,340,827)	(198,600,523)

Total Class IB transactions	(98,464,826)	16,211,193

Class K
Capital shares sold [ 7,423,256 and 82,422,829 shares, respectively ]	70,846,564	855,528,003
Capital shares issued in reinvestment of dividends and distributions [ 0 and 10,672,943 shares, respectively ]	—	107,345,656
Capital shares repurchased [ (77,436,960) and (184,782,989) shares, respectively ]	(734,544,932)	(1,903,221,250)

Total Class K transactions	(663,698,368)	(940,347,591)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(765,270,163)	(925,321,818)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,215,579,877)	(1,223,580,852)
NET ASSETS:
Beginning of period	6,711,124,318	7,934,705,170

End of period	$5,495,544,441	$6,711,124,318

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IA			2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.05		$10.47	$10.08	$9.67	$9.84	$9.85

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.12	0.16	0.19	0.18	0.16
Net realized and unrealized gain (loss)	(0.76)		(0.34)	0.46	0.41	(0.16)	(0.01)

Total from investment operations	(0.70)		(0.22)	0.62	0.60	0.02	0.15

Less distributions:
Dividends from net investment income	—		(0.15)	(0.16)	(0.19)	(0.19)	(0.16)
Distributions from net realized gains	—		(0.05)	(0.07)	—	—	—

Total dividends and distributions	—		(0.20)	(0.23)	(0.19)	(0.19)	(0.16)

Net asset value, end of period	$9.35		$10.05	$10.47	$10.08	$9.67	$9.84

Total return (b)	(6.97)%		(2.09)%	6.10%	6.24%	0.20%	1.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$48,478		$55,358	$58,836	$58,959	$63,477	$68,684
Ratio of expenses to average net assets:
After waivers (a)(f)	0.65%		0.65%	0.67%	0.67%	0.67%	0.69%
Before waivers (a)(f)	0.67%		0.66%	0.67%	0.67%	0.67%	0.69%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.34%		1.18%	1.52%	1.88%	1.83%	1.58%
Before waivers (a)(f)	1.31%		1.17%	1.51%	1.88%	1.83%	1.58%
Portfolio turnover rate^	8	%(z)	24%	39%	29%	36%	28%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.07		$10.49	$10.10	$9.69	$9.85	$9.87

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.12	0.16	0.19	0.18	0.16
Net realized and unrealized gain (loss)	(0.76)		(0.34)	0.46	0.41	(0.15)	(0.02)

Total from investment operations	(0.70)		(0.22)	0.62	0.60	0.03	0.14

Less distributions:
Dividends from net investment income	—		(0.15)	(0.16)	(0.19)	(0.19)	(0.16)
Distributions from net realized gains	—		(0.05)	(0.07)	—	—	—

Total dividends and distributions	—		(0.20)	(0.23)	(0.19)	(0.19)	(0.16)

Net asset value, end of period	$9.37		$10.07	$10.49	$10.10	$9.69	$9.85

Total return (b)	(6.95)%		(2.08)%	6.09%	6.23%	0.30%	1.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,622,435		$1,847,383	$1,907,400	$1,872,813	$1,876,715	$2,015,642
Ratio of expenses to average net assets:
After waivers (a)(f)	0.65%		0.65%	0.67%	0.67%	0.67%	0.69%
Before waivers (a)(f)	0.67%		0.66%	0.67%	0.67%	0.67%	0.69%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.34%		1.18%	1.51%	1.88%	1.83%	1.58%
Before waivers (a)(f)	1.31%		1.17%	1.51%	1.88%	1.83%	1.58%
Portfolio turnover rate^	8	%(z)	24%	39%	29%	36%	28%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.05		$10.47	$10.08	$9.67	$9.83	$9.85

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.15	0.19	0.21	0.20	0.18
Net realized and unrealized gain (loss)	(0.77)		(0.35)	0.45	0.42	(0.15)	(0.02)

Total from investment operations	(0.69)		(0.20)	0.64	0.63	0.05	0.16

Less distributions:
Dividends from net investment income	—		(0.17)	(0.18)	(0.22)	(0.21)	(0.18)
Distributions from net realized gains	—		(0.05)	(0.07)	—	—	—

Total dividends and distributions	—		(0.22)	(0.25)	(0.22)	(0.21)	(0.18)

Net asset value, end of period	$9.36		$10.05	$10.47	$10.08	$9.67	$9.83

Total return (b)	(6.87)%		(1.86)%	6.36%	6.50%	0.55%	1.66%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,824,632		$4,808,382	$5,968,469	$5,801,355	$5,696,650	$6,271,807
Ratio of expenses to average net assets:
After waivers (a)(f)	0.40%		0.40%	0.42%	0.42%	0.42%	0.44%
Before waivers (a)(f)	0.42%		0.41%	0.42%	0.42%	0.42%	0.44%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.59%		1.43%	1.76%	2.13%	2.08%	1.83%
Before waivers (a)(f)	1.56%		1.42%	1.76%	2.13%	2.08%	1.83%
Portfolio turnover rate^	8	%(z)	24%	39%	29%	36%	28%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	Market Value	% of Net Assets
Financials	$14,357,319	19.7%
Information Technology	13,405,642	18.4
Consumer Discretionary	9,134,180	12.5
Communication Services	5,774,672	7.9
Investment Company	4,817,674	6.6
Materials	4,776,213	6.6
Consumer Staples	4,685,794	6.4
Industrials	3,892,514	5.3
Energy	2,961,052	4.1
Health Care	2,232,900	3.1
Real Estate	1,627,515	2.2
Utilities	1,245,463	1.7
Repurchase Agreement	333,047	0.5
Cash and Other	3,634,984	5.0

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$838.00	$5.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.84	6.01
Class K
Actual	1,000.00	839.90	4.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.20% and 0.95%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (6.4%)
Ambev SA	248,043	$634,154
Americanas SA*	5,106	13,142
Atacadao SA	6,331	20,166
B3 SA - Brasil Bolsa Balcao	48,628	102,302
Banco Bradesco SA*	15,196	41,667
Banco Bradesco SA (Preference) (q)	40,624	133,435
Banco Bradesco SA (ADR)	145,730	475,080
Banco BTG Pactual SA*	8,481	36,300
Banco do Brasil SA	7,794	49,652
Banco Santander Brasil SA	3,124	17,168
BB Seguridade Participacoes SA	5,239	26,028
Braskem SA (Preference), Class A (q)	1,644	11,686
BRF SA*	4,847	12,577
CCR SA	9,110	21,881
Centrais Eletricas Brasileiras SA	6,779	59,805
Centrais Eletricas Brasileiras SA (Preference), Class B (q)	2,830	25,248
Cia de Saneamento Basico do Estado de Sao Paulo*	2,589	20,782
Cia Energetica de Minas Gerais (Preference) (q)	10,489	20,924
Cia Siderurgica Nacional SA	5,126	15,094
Cosan SA	9,832	34,173
CPFL Energia SA	2,283	13,480
Energisa SA	2,213	17,054
Engie Brasil Energia SA	2,350	18,500
Equatorial Energia SA	9,398	41,087
Gerdau SA (Preference) (q)	10,209	43,677
Hapvida Participacoes e Investimentos SA (m)*	34,761	36,266
Hypera SA*	3,296	23,976
Itau Unibanco Holding SA (Preference) (q)*	36,456	158,127
Itau Unibanco Holding SA (ADR)	72,538	310,463
Itausa SA (Preference) (q)	36,087	57,508
Klabin SA	8,000	30,878
Localiza Rent a Car SA	5,354	53,587
Lojas Renner SA*	7,144	30,810
Magazine Luiza SA*	21,875	9,864
Natura & Co. Holding SA	6,494	16,739
Petro Rio SA*	5,854	24,575
Petroleo Brasileiro SA	27,675	161,604
Petroleo Brasileiro SA (Preference) (q)	34,916	186,274
Petroleo Brasileiro SA (ADR)	40,941	478,191
Raia Drogasil SA	7,704	28,337
Rede D’Or Sao Luiz SA (m)	2,974	16,474
Rumo SA	9,376	28,557
Suzano SA	5,857	55,745
Telefonica Brasil SA	4,815	43,582
TIM SA*	6,959	16,981
TOTVS SA*	3,956	17,620
Ultrapar Participacoes SA	6,680	15,751
Vale SA	29,668	434,353
Vibra Energia SA	8,391	26,744
WEG SA	13,076	66,086
XP, Inc., Class A*	25,994	466,852

		4,701,006

Chile (1.7%)
Banco de Chile	462,284	42,065
Banco de Credito e Inversiones SA	784	22,950
Banco Santander Chile	707,561	28,568
Cencosud SA	25,092	31,938
Cia Cervecerias Unidas SA	3,078	19,454
Cia Sud Americana de Vapores SA	218,990	19,566
Empresas CMPC SA	15,051	25,013
Empresas Copec SA	5,934	43,778
Enel Americas SA	364,055	34,555
Enel Chile SA	669,140	15,131
Falabella SA	13,525	31,688
Sociedad Quimica y Minera de Chile SA (Preference), Class B (q)	1,146	95,536
Sociedad Quimica y Minera de Chile SA (ADR)	9,889	826,028

		1,236,270

China (30.9%)
360 DigiTech, Inc. (ADR)	726	12,560
3SBio, Inc. (m)	16,774	13,357
AAC Technologies Holdings, Inc. (x)	8,075	18,661
Advanced Micro-Fabrication Equipment, Inc. China, Class A*	803	13,989
AECC Aviation Power Co. Ltd., Class A	1,700	11,612
Agricultural Bank of China Ltd., Class A*	31,100	14,036
Agricultural Bank of China Ltd., Class H*	218,582	82,882
Aier Eye Hospital Group Co. Ltd., Class A*	2,500	16,759
Air China Ltd., Class A*	9,800	17,024
Air China Ltd., Class H*	19,469	16,969
Airtac International Group*	976	32,484
Alibaba Group Holding Ltd.*	115,170	1,642,867
Alibaba Health Information Technology Ltd.*	28,015	19,796
A-Living Smart City Services Co. Ltd., Class H (m)	8,807	14,395
Aluminum Corp. of China Ltd., Class A*	13,700	9,768
Aluminum Corp. of China Ltd., Class H	27,304	10,521
Anhui Conch Cement Co. Ltd., Class A	2,300	12,138
Anhui Conch Cement Co. Ltd., Class H	8,297	36,272
Anhui Gujing Distillery Co. Ltd., Class A	300	11,202
ANTA Sports Products Ltd.	9,267	115,978
Asymchem Laboratories Tianjin Co. Ltd., Class A	200	8,648
Autohome, Inc. (ADR)	529	20,806
Avary Holding Shenzhen Co. Ltd., Class A	2,200	9,947
AviChina Industry & Technology Co. Ltd., Class H	20,991	12,184
Baidu, Inc., Class A*	19,004	357,210
Baidu, Inc. (ADR)*	3,708	551,491
Bank of Beijing Co. Ltd., Class A	20,300	13,784
Bank of China Ltd., Class H*	585,014	234,385
Bank of China Ltd., Class A*	29,700	14,468
Bank of Communications Co. Ltd., Class A	19,500	14,516
Bank of Communications Co. Ltd., Class H	58,821	40,631
Bank of Hangzhou Co. Ltd., Class A*	5,900	13,213
Bank of Jiangsu Co. Ltd., Class A	14,100	15,010
Bank of Nanjing Co. Ltd., Class A	9,600	14,947

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Bank of Ningbo Co. Ltd., Class A	2,700	$14,461
Bank of Shanghai Co. Ltd., Class A	12,700	12,433
Baoshan Iron & Steel Co. Ltd., Class A	12,500	11,252
BeiGene Ltd. (ADR)*	313	50,659
Beijing Capital International Airport Co. Ltd., Class H*	34,249	23,396
Beijing Enterprises Holdings Ltd.	4,062	14,466
Beijing Enterprises Water Group Ltd.	36,959	11,177
Beijing Kingsoft Office Software, Inc., Class A	346	10,214
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	435	10,089
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	18,900	14,187
Bilibili, Inc., Class Z*	1,500	38,805
Bloomage Biotechnology Corp. Ltd., Class A	643	13,683
BOE Technology Group Co. Ltd., Class A	18,300	10,770
Bosideng International Holdings Ltd.	26,968	16,773
BYD Co. Ltd., Class H	23,064	929,024
BYD Co. Ltd., Class A	801	40,138
BYD Electronic International Co. Ltd. (x)	4,680	14,737
CanSino Biologics, Inc., Class H (m)(x)*	641	6,572
CGN Power Co. Ltd., Class H (m)	115,031	28,056
Changchun High & New Technology Industry Group, Inc., Class A	300	10,479
China Cinda Asset Management Co. Ltd., Class H	82,280	12,915
China CITIC Bank Corp. Ltd., Class H	77,354	34,763
China Coal Energy Co. Ltd., Class H	24,399	20,933
China Conch Venture Holdings Ltd.	11,048	24,084
China Construction Bank Corp., Class H	708,184	476,141
China CSSC Holdings Ltd., Class A	3,800	10,787
China Eastern Airlines Corp. Ltd., Class A*	18,500	15,191
China Energy Engineering Corp. Ltd.*	32,000	11,346
China Everbright Bank Co. Ltd., Class A	27,100	12,195
China Everbright Bank Co. Ltd., Class H	38,342	12,424
China Everbright Environment Group Ltd.	42,700	25,248
China Evergrande Group*	69,583	9,185
China Feihe Ltd. (m)	25,661	29,558
China Galaxy Securities Co. Ltd., Class H	25,162	14,553
China Gas Holdings Ltd.	20,606	31,859
China Hongqiao Group Ltd. (x)	15,787	18,114
China International Capital Corp. Ltd., Class H (m)	12,618	27,331
China International Capital Corp. Ltd., Class A	1,900	12,682
China Jinmao Holdings Group Ltd.	42,537	11,669
China Lesso Group Holdings Ltd.	7,961	12,045
China Life Insurance Co. Ltd., Class H	54,798	95,108
China Life Insurance Co. Ltd., Class A	3,100	14,427
China Literature Ltd. (m)*	2,830	13,933
China Longyuan Power Group Corp. Ltd., Class H	22,445	43,780
China Medical System Holdings Ltd.	9,408	14,704
China Meidong Auto Holdings Ltd.	6,782	21,400
China Mengniu Dairy Co. Ltd.*	25,429	127,086
China Merchants Bank Co. Ltd., Class H	28,737	195,481
China Merchants Bank Co. Ltd., Class A	8,500	53,672
China Merchants Port Holdings Co. Ltd.	10,365	17,777
China Merchants Securities Co. Ltd., Class A	5,400	11,640
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	7,000	14,078
China Minsheng Banking Corp. Ltd., Class H	40,320	14,403
China Minsheng Banking Corp. Ltd., Class A	23,300	12,960
China National Building Material Co. Ltd., Class H	28,033	30,020
China National Nuclear Power Co. Ltd., Class A	12,300	12,631
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	2,100	11,063
China Oilfield Services Ltd., Class H	14,287	14,161
China Overseas Land & Investment Ltd.	28,210	90,245
China Overseas Property Holdings Ltd.	13,420	14,569
China Pacific Insurance Group Co. Ltd., Class A*	3,300	11,613
China Pacific Insurance Group Co. Ltd., Class H	17,718	43,429
China Petroleum & Chemical Corp., Class H	187,884	84,432
China Petroleum & Chemical Corp., Class A	21,700	13,212
China Power International Development Ltd.	56,184	35,775
China Railway Group Ltd., Class H	27,671	17,222
China Railway Group Ltd., Class A	15,300	14,050
China Resources Beer Holdings Co. Ltd.	13,811	104,799
China Resources Cement Holdings Ltd.	17,641	11,868
China Resources Gas Group Ltd.	6,220	29,263
China Resources Land Ltd.	23,631	111,761
China Resources Microelectronics Ltd., Class A	1,732	15,282
China Resources Mixc Lifestyle Services Ltd. (m)	3,950	19,840
China Resources Power Holdings Co. Ltd.	12,931	26,781
China Ruyi Holdings Ltd.*	48,798	17,929
China Shenhua Energy Co. Ltd., Class H	24,872	72,087
China Shenhua Energy Co. Ltd., Class A	4,100	20,355
China Southern Airlines Co. Ltd., Class A*	12,300	13,449
China Southern Airlines Co. Ltd., Class H*	22,322	12,919
China State Construction Engineering Corp. Ltd., Class A	18,400	14,636
China State Construction International Holdings Ltd.	13,950	15,458
China Suntien Green Energy Corp. Ltd., Class H	20,798	10,747
China Taiping Insurance Holdings Co. Ltd.	11,196	13,843

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
China Three Gorges Renewables Group Co. Ltd., Class A	12,200	$11,483
China Tourism Group Duty Free Corp. Ltd., Class A*	800	27,955
China Tower Corp. Ltd., Class H (m)	299,857	38,637
China Traditional Chinese Medicine Holdings Co. Ltd.	20,201	12,498
China United Network Communications Ltd., Class A	23,100	11,949
China Vanke Co. Ltd., Class A	4,400	13,539
China Vanke Co. Ltd., Class H	14,016	35,792
China Yangtze Power Co. Ltd., Class A	9,400	32,484
Chinasoft International Ltd.*	28,121	28,705
Chongqing Changan Automobile Co. Ltd., Class A	8,450	21,916
Chongqing Zhifei Biological Products Co. Ltd., Class A	800	13,295
CIFI Ever Sunshine Services Group Ltd. (m)	9,521	12,348
CIFI Holdings Group Co. Ltd.	25,541	12,992
CITIC Ltd.	39,098	39,687
CITIC Securities Co. Ltd., Class A	5,200	16,858
CITIC Securities Co. Ltd., Class H	17,607	39,451
CMOC Group Ltd., Class A	16,500	14,147
CMOC Group Ltd., Class H	27,294	15,522
Contemporary Amperex Technology Co. Ltd., Class A	1,200	96,087
COSCO SHIPPING Holdings Co. Ltd., Class A	5,200	10,834
COSCO SHIPPING Holdings Co. Ltd., Class H	22,544	31,544
COSCO SHIPPING Ports Ltd.	17,157	12,119
Country Garden Holdings Co. Ltd.	52,873	33,321
Country Garden Services Holdings Co. Ltd.	14,333	65,228
CRRC Corp. Ltd., Class A	15,200	11,815
CRRC Corp. Ltd., Class H	32,579	12,138
CSC Financial Co. Ltd., Class A	3,200	13,835
CSPC Pharmaceutical Group Ltd.	76,349	75,998
Dali Foods Group Co. Ltd. (m)	25,914	13,791
Daqin Railway Co. Ltd., Class A	12,800	12,606
Daqo New Energy Corp. (ADR)*	407	29,052
Dongfeng Motor Group Co. Ltd., Class H	18,781	14,292
Dongyue Group Ltd.	10,715	13,456
East Money Information Co. Ltd., Class A	5,040	19,160
ENN Energy Holdings Ltd.	5,826	95,837
Eve Energy Co. Ltd., Class A*	800	11,684
Far East Horizon Ltd.	16,103	13,516
Flat Glass Group Co. Ltd., Class A*	1,700	9,676
Flat Glass Group Co. Ltd., Class H (x)*	3,225	11,495
Focus Media Information Technology Co. Ltd., Class A	11,600	11,691
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,540	20,817
Fosun International Ltd.	17,382	16,091
Foxconn Industrial Internet Co. Ltd., Class A	8,000	11,752
Fuyao Glass Industry Group Co. Ltd., Class A	1,800	11,254
Fuyao Glass Industry Group Co. Ltd., Class H (m)	4,201	21,641
Ganfeng Lithium Co. Ltd., Class A	700	15,581
Ganfeng Lithium Co. Ltd., Class H (m)	3,218	36,084
Geely Automobile Holdings Ltd.	44,277	101,191
Genscript Biotech Corp.*	8,779	31,910
GF Securities Co. Ltd., Class H	8,192	10,849
GF Securities Co. Ltd., Class A	4,200	11,752
Gigadevice Semiconductor Beijing, Inc., Class A	500	10,644
GoerTek, Inc., Class A	1,800	9,058
Great Wall Motor Co. Ltd., Class A	2,000	11,087
Great Wall Motor Co. Ltd., Class H	20,829	43,091
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,300	11,599
Greentown China Holdings Ltd.	8,932	18,544
Greentown Service Group Co. Ltd. (m)(x)	16,196	18,365
Guangdong Haid Group Co. Ltd., Class A	1,300	11,664
Guangdong Investment Ltd.	27,094	28,698
Guanghui Energy Co. Ltd., Class A	8,100	12,715
Guangzhou Automobile Group Co. Ltd., Class H	20,379	19,771
Guangzhou Automobile Group Co. Ltd., Class A	5,800	13,240
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,600	14,883
Guosen Securities Co. Ltd., Class A	8,100	11,599
Guotai Junan Securities Co. Ltd., Class A	5,300	12,054
Haidilao International Holding Ltd. (m)(x)*	7,558	18,061
Haier Smart Home Co. Ltd., Class A	3,200	13,149
Haier Smart Home Co. Ltd., Class H	15,130	56,830
Haitian International Holdings Ltd.	5,159	13,205
Haitong Securities Co. Ltd., Class A	7,600	11,156
Haitong Securities Co. Ltd., Class H	18,883	13,883
Hangzhou First Applied Material Co. Ltd., Class A	980	9,594
Hangzhou Silan Microelectronics Co. Ltd., Class A*	1,500	11,649
Hangzhou Tigermed Consulting Co. Ltd., Class H (m)	1,229	14,232
Hansoh Pharmaceutical Group Co. Ltd. (m)	8,200	16,567
Henan Shuanghui Investment & Development Co. Ltd., Class A	3,000	13,134
Hengan International Group Co. Ltd.	6,606	31,031
Hengli Petrochemical Co. Ltd., Class A	3,800	12,654
Hopson Development Holdings Ltd. (x)	8,136	12,454
Hoshine Silicon Industry Co. Ltd., Class A	700	12,361
Hua Hong Semiconductor Ltd. (m)*	3,601	12,994
Huadong Medicine Co. Ltd., Class A	2,300	15,554
Huaneng Power International, Inc., Class A	10,000	10,537
Huaneng Power International, Inc., Class H	26,775	13,485
Huatai Securities Co. Ltd., Class H (m)	10,711	16,037
Huatai Securities Co. Ltd., Class A	5,300	11,264

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Huaxia Bank Co. Ltd., Class A	15,400	$11,992
Huayu Automotive Systems Co. Ltd., Class A	3,900	13,419
Huazhu Group Ltd. (ADR)	1,434	54,635
Huizhou Desay Sv Automotive Co. Ltd., Class A	700	15,505
HUTCHMED China Ltd. (ADR)*	598	7,559
Hygeia Healthcare Holdings Co. Ltd. (m)(x)*	2,409	16,090
Iflytek Co. Ltd., Class A	1,900	11,727
Imeik Technology Development Co. Ltd., Class A	100	8,977
Industrial & Commercial Bank of China Ltd., Class H*	823,455	489,484
Industrial & Commercial Bank of China Ltd., Class A	26,100	18,606
Industrial Bank Co. Ltd., Class A	8,600	25,594
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	35,900	12,620
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,600	15,140
Innovent Biologics, Inc. (m)*	7,841	35,739
iQIYI, Inc. (ADR) (x)*	2,971	12,478
JA Solar Technology Co. Ltd., Class A	1,400	16,500
JD Health International, Inc. (m)*	8,234	66,221
JD.com, Inc., Class A	14,767	477,478
Jiangsu Eastern Shenghong Co. Ltd., Class A	4,700	11,898
Jiangsu Expressway Co. Ltd., Class H*	13,780	13,879
Jiangsu Hengli Hydraulic Co. Ltd., Class A	1,100	10,152
Jiangsu Hengrui Medicine Co. Ltd., Class A*	2,600	14,431
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	600	16,443
Jiangxi Copper Co. Ltd., Class H	305,350	423,294
Jinxin Fertility Group Ltd. (m)	12,723	11,762
Jiumaojiu International Holdings Ltd. (m)(x)	7,515	20,342
JOYY, Inc. (ADR)	387	11,556
Kanzhun Ltd. (ADR)*	957	25,150
KE Holdings, Inc. (ADR)*	2,408	43,224
Kingboard Holdings Ltd.	7,213	27,282
Kingdee International Software Group Co. Ltd.*	17,491	41,927
Kingsoft Corp. Ltd.	8,075	31,646
Kuaishou Technology (m)*	12,853	144,148
Kunlun Energy Co. Ltd.	35,918	29,478
Kweichow Moutai Co. Ltd., Class A	600	184,049
Lenovo Group Ltd.	48,553	45,481
Lens Technology Co. Ltd., Class A	4,400	7,273
Li Auto, Inc. (ADR)*	3,941	150,980
Li Ning Co. Ltd.	17,342	163,927
Logan Group Co. Ltd. (r)(x)	20,608	5,725
Longfor Group Holdings Ltd.§	12,229	58,922
LONGi Green Energy Technology Co. Ltd., Class A	3,080	30,659
Lufax Holding Ltd. (ADR)	6,204	37,224
Luxshare Precision Industry Co. Ltd., Class A	2,900	14,683
Luzhou Laojiao Co. Ltd., Class A	600	22,167
Mango Excellent Media Co. Ltd., Class A*	2,200	10,990
Maxscend Microelectronics Co. Ltd., Class A	480	9,708
Meituan, Class B (m)*	30,725	776,417
Microport Scientific Corp. (x)*	4,410	13,060
Ming Yuan Cloud Group Holdings Ltd. (x)	6,815	11,104
Minth Group Ltd.	8,199	22,435
MMG Ltd.*	42,699	15,914
Montage Technology Co. Ltd., Class A*	1,153	10,447
Muyuan Foods Co. Ltd., Class A	2,100	17,356
NARI Technology Co. Ltd., Class A	2,880	11,641
NAURA Technology Group Co. Ltd., Class A	200	8,279
NetEase, Inc.	15,266	285,703
New China Life Insurance Co. Ltd., Class H	6,085	17,297
New Hope Liuhe Co. Ltd., Class A*	6,100	13,957
New Oriental Education & Technology Group, Inc.*	12,047	24,649
Ningxia Baofeng Energy Group Co. Ltd., Class A	5,600	12,297
NIO, Inc. (ADR)*	9,675	210,141
Nongfu Spring Co. Ltd., Class H (m)(x)	11,842	68,847
Oppein Home Group, Inc., Class A*	700	15,772
Orient Securities Co. Ltd., Class A	9,300	14,235
People’s Insurance Co. Group of China Ltd. (The), Class A	19,700	14,903
People’s Insurance Co. Group of China Ltd. (The), Class H	57,390	17,579
PetroChina Co. Ltd., Class A	17,200	13,582
PetroChina Co. Ltd., Class H	177,786	83,681
Pharmaron Beijing Co. Ltd., Class H (m)	1,488	14,960
Pharmaron Beijing Co. Ltd., Class A	900	12,862
PICC Property & Casualty Co. Ltd., Class H	46,364	48,348
Pinduoduo, Inc. (ADR)*	3,111	192,260
Ping An Bank Co. Ltd., Class A*	8,000	17,922
Ping An Healthcare and Technology Co. Ltd. (m)(x)*	4,122	12,481
Ping An Insurance Group Co. of China Ltd., Class H	44,814	310,186
Ping An Insurance Group Co. of China Ltd., Class A	4,500	31,427
Poly Developments and Holdings Group Co. Ltd., Class A	5,900	15,438
Poly Property Services Co. Ltd., Class H (m)(x)*	102,000	660,957
Postal Savings Bank of China Co. Ltd., Class H (m)	53,374	42,631
Postal Savings Bank of China Co. Ltd., Class A	16,600	13,379
Power Construction Corp. of China Ltd., Class A	11,500	13,543
RLX Technology, Inc. (ADR)*	4,287	9,131
Rongsheng Petrochemical Co. Ltd., Class A	4,900	11,291
SAIC Motor Corp. Ltd., Class A	4,500	11,988
Sany Heavy Equipment International Holdings Co. Ltd.	14,678	15,763

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Sany Heavy Industry Co. Ltd., Class A	3,900	$11,122
Satellite Chemical Co. Ltd., Class A	3,218	12,466
SDIC Power Holdings Co. Ltd., Class A	8,200	12,873
Seazen Group Ltd.*	21,471	10,853
SF Holding Co. Ltd., Class A	2,000	16,699
SG Micro Corp., Class A	300	8,157
Shaanxi Coal Industry Co. Ltd., Class A	7,400	23,506
Shandong Gold Mining Co. Ltd., Class A	4,600	12,601
Shandong Gold Mining Co. Ltd., Class H (m)	8,605	14,924
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	27,428	32,346
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,800	11,870
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	70,439	261,503
Shanghai International Airport Co. Ltd., Class A*	1,900	16,118
Shanghai International Port Group Co. Ltd., Class A	15,900	13,859
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	7,180	11,910
Shanghai Pudong Development Bank Co. Ltd., Class A	12,100	14,484
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,200	15,163
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	500	24,298
Shenwan Hongyuan Group Co. Ltd., Class A	18,200	11,673
Shenzhen Inovance Technology Co. Ltd., Class A	1,400	13,791
Shenzhen International Holdings Ltd.	13,340	13,141
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	500	23,441
Shenzhen Transsion Holdings Co. Ltd., Class A	627	8,368
Shenzhou International Group Holdings Ltd.	54,588	670,925
Shimao Group Holdings Ltd. (x)	23,338	10,619
Silergy Corp.	644	51,355
Sinopharm Group Co. Ltd., Class H	131,776	322,055
Sinotruk Hong Kong Ltd.	9,180	12,980
Smoore International Holdings Ltd. (m)(x)	12,083	38,057
Sunac China Holdings Ltd. (r)(x)	24,305	14,186
Sungrow Power Supply Co. Ltd., Class A	700	10,309
Sunny Optical Technology Group Co. Ltd.	5,250	85,430
TAL Education Group (ADR)*	4,182	20,366
TBEA Co. Ltd., Class A	4,000	16,402
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	2,200	19,333
Tencent Holdings Ltd.	47,168	2,142,064
Tencent Music Entertainment Group (ADR)*	5,401	27,113
Tingyi Cayman Islands Holding Corp.	16,474	28,262
Tongcheng Travel Holdings Ltd. (m)*	7,983	17,557
Tongwei Co. Ltd., Class A	2,200	19,722
Topsports International Holdings Ltd. (m)	14,871	13,547
TravelSky Technology Ltd., Class H	395,983	782,270
Trina Solar Co. Ltd., Class A	1,157	11,282
Trip.com Group Ltd. (ADR)*	4,587	125,913
Tsingtao Brewery Co. Ltd., Class H	3,783	39,452
Unigroup Guoxin Microelectronics Co. Ltd., Class A*	400	11,335
Uni-President China Holdings Ltd.	15,030	12,903
Vipshop Holdings Ltd. (ADR)*	3,107	30,728
Walvax Biotechnology Co. Ltd., Class A	1,800	13,037
Wanhua Chemical Group Co. Ltd., Class A	1,300	18,857
Want Want China Holdings Ltd.	36,211	31,581
Weibo Corp. (ADR)*	14,705	340,127
Weichai Power Co. Ltd., Class H	285,768	461,075
Weichai Power Co. Ltd., Class A	5,400	10,085
Wens Foodstuffs Group Co. Ltd., Class A	4,700	14,954
Wharf Holdings Ltd. (The)	11,213	40,894
Will Semiconductor Co. Ltd., Class A*	300	7,753
Wingtech Technology Co. Ltd., Class A	700	8,896
Wuliangye Yibin Co. Ltd., Class A	1,600	48,341
WuXi AppTec Co. Ltd., Class A	1,000	15,573
WuXi AppTec Co. Ltd., Class H (m)	2,353	31,417
Wuxi Biologics Cayman, Inc. (m)*	26,398	243,167
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	1,200	11,364
Xiaomi Corp., Class B (m)*	114,840	200,675
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	8,121	15,225
Xinyi Solar Holdings Ltd.	32,855	50,661
XPeng, Inc. (ADR)*	3,449	109,471
Yadea Group Holdings Ltd. (m)	9,032	17,745
Yankuang Energy Group Co. Ltd., Class A	2,600	15,292
Yankuang Energy Group Co. Ltd., Class H*	10,780	34,228
Yealink Network Technology Corp. Ltd., Class A	1,100	12,511
Yihai International Holding Ltd. (x)*	3,573	13,091
Yihai Kerry Arawana Holdings Co. Ltd., Class A*	1,400	11,312
Yonyou Network Technology Co. Ltd., Class A	2,300	7,479
YTO Express Group Co. Ltd., Class A	4,500	13,721
Yuexiu Property Co. Ltd.	15,295	19,636
Yum China Holdings, Inc.	3,134	151,999
Yunnan Baiyao Group Co. Ltd., Class A	1,260	11,402
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	500	16,273
Yunnan Energy New Material Co. Ltd.	300	11,251
Zai Lab Ltd. (ADR)*	632	21,918
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A*	200	10,683
Zhejiang Chint Electrics Co. Ltd., Class A	1,800	9,669
Zhejiang Expressway Co. Ltd., Class H	16,432	15,227
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,040	14,897
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,300	13,125

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Zhejiang NHU Co. Ltd., Class A	3,120	$10,642
ZhongAn Online P&C Insurance Co. Ltd., Class H (m)(x)*	3,854	12,816
Zhongsheng Group Holdings Ltd.	4,459	31,494
Zhuzhou CRRC Times Electric Co. Ltd.	3,789	18,755
Zijin Mining Group Co. Ltd., Class A	9,400	13,165
Zijin Mining Group Co. Ltd., Class H	38,553	47,921
ZTE Corp., Class A	2,600	9,912
ZTE Corp., Class H	5,230	12,221
ZTO Express Cayman, Inc. (ADR)	3,105	85,232

		22,505,118

Colombia (1.5%)
Bancolombia SA	6,421	52,589
Bancolombia SA (Preference) (q)	8,306	64,425
Bancolombia SA (ADR)	18,636	574,548
Ecopetrol SA	628,958	342,101
Interconexion Electrica SA ESP	11,603	58,303

		1,091,966

Czech Republic (1.2%)
CEZ A/S	2,698	121,580
Komercni Banka A/S	24,327	686,113
Moneta Money Bank A/S (m)	22,267	81,155

		888,848

Egypt (0.3%)
Commercial International Bank Egypt SAE	38,687	76,722
Eastern Co. SAE	123,628	67,732
Egyptian Financial Group-Hermes Holding Co.*	85,754	54,417
Fawry for Banking & Payment Technology Services SAE*	79,334	14,981

		213,852

Greece (0.4%)
Alpha Services and Holdings SA*	34,021	29,908
Eurobank Ergasias Services and Holdings SA*	52,617	46,849
Hellenic Telecommunications Organization SA	2,785	48,541
JUMBO SA	2,501	36,431
Mytilineos SA	2,044	30,156
National Bank of Greece SA*	10,461	31,296
OPAP SA	3,012	43,273
Public Power Corp. SA*	5,048	27,924

		294,378

Hong Kong (0.2%)
Alibaba Pictures Group Ltd.*	137,469	13,535
Jinmao Property Services Co. Ltd. (m)*	1	—
Kingboard Laminates Holdings Ltd.	8,240	10,187
Nine Dragons Paper Holdings Ltd.	13,664	11,580
Orient Overseas International Ltd. (x)	1,630	43,358
Sino Biopharmaceutical Ltd.	69,668	44,868
Vinda International Holdings Ltd.	6,126	15,706

		139,234

Hungary (0.4%)
MOL Hungarian Oil & Gas plc	12,107	93,790
OTP Bank Nyrt.	4,273	95,721
Richter Gedeon Nyrt.	4,612	83,485

		272,996

India (1.7%)
HDFC Bank Ltd. (ADR)	10,316	566,967
ICICI Bank Ltd. (ADR)	37,817	670,874

		1,237,841

Indonesia (3.2%)
Adaro Energy Indonesia Tbk. PT	127,572	24,459
Adaro Minerals Indonesia Tbk. PT*	123,899	13,153
Aneka Tambang Tbk.	117,063	14,090
Astra International Tbk. PT	183,159	81,388
Bank Central Asia Tbk. PT	421,733	205,500
Bank Jago Tbk. PT*	59,254	36,413
Bank Mandiri Persero Tbk. PT	164,048	87,580
Bank Negara Indonesia Persero Tbk. PT	60,070	31,684
Bank Rakyat Indonesia Persero Tbk. PT	3,119,539	870,127
Barito Pacific Tbk. PT	308,993	15,672
Charoen Pokphand Indonesia Tbk. PT	99,475	40,055
Gudang Garam Tbk. PT	8,476	17,740
Indah Kiat Pulp & Paper Tbk. PT	32,706	16,693
Indofood CBP Sukses Makmur Tbk. PT	30,111	19,316
Indofood Sukses Makmur Tbk. PT	1,151,888	545,292
Kalbe Farma Tbk. PT	184,272	20,533
Merdeka Copper Gold Tbk. PT*	99,426	26,651
Sarana Menara Nusantara Tbk. PT	236,208	17,448
Semen Indonesia Persero Tbk. PT	36,780	17,610
Sumber Alfaria Trijaya Tbk. PT	177,863	24,363
Telkom Indonesia Persero Tbk. PT	399,471	107,347
Tower Bersama Infrastructure Tbk. PT	90,694	17,918
Unilever Indonesia Tbk. PT	67,686	21,667
United Tractors Tbk. PT	14,428	27,456
Vale Indonesia Tbk. PT*	37,496	14,234

		2,314,389

Luxembourg (0.0%)†
Reinet Investments SCA	1,110	19,488

Malaysia (1.2%)
AMMB Holdings Bhd.	20,689	17,522
Axiata Group Bhd.	38,063	24,450
CIMB Group Holdings Bhd.	56,596	63,717
Dialog Group Bhd.	30,371	14,684
DiGi.Com Bhd.	39,934	31,725
Genting Bhd.	16,499	17,013
Genting Malaysia Bhd.	23,476	15,138
HAP Seng Consolidated Bhd.	8,729	14,126
Hartalega Holdings Bhd.	13,294	9,234
Hong Leong Bank Bhd.	7,591	35,268
Hong Leong Financial Group Bhd.	3,866	16,241
IHH Healthcare Bhd.	21,971	32,247
Inari Amertron Bhd.	22,380	13,372
IOI Corp. Bhd.	19,549	17,038
Kuala Lumpur Kepong Bhd.	3,372	16,791
Malayan Banking Bhd.	39,853	77,688
Malaysia Airports Holdings Bhd.*	10,965	16,429
Maxis Bhd.	18,034	13,507
MISC Bhd.	10,465	16,862
MR DIY Group M Bhd. (m)	33,669	15,822
Nestle Malaysia Bhd.	550	16,541

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Petronas Chemicals Group Bhd.	23,324	$47,658
Petronas Dagangan Bhd.	3,524	16,901
Petronas Gas Bhd.	9,344	34,861
PPB Group Bhd.	4,905	17,656
Press Metal Aluminium Holdings Bhd.	30,517	32,984
Public Bank Bhd.	114,625	113,692
QL Resources Bhd.	14,124	16,665
RHB Bank Bhd.	14,181	18,442
Sime Darby Bhd.	29,543	14,285
Sime Darby Plantation Bhd.	17,851	17,544
Telekom Malaysia Bhd.	12,323	14,686
Tenaga Nasional Bhd.	23,207	42,013
Top Glove Corp. Bhd.	40,036	9,451

		892,253

Mexico (2.3%)
Alfa SAB de CV, Class A (x)	26,520	18,859
America Movil SAB de CV	224,575	229,829
Arca Continental SAB de CV	3,727	24,581
Cemex SAB de CV*	136,177	53,159
Coca-Cola Femsa SAB de CV	6,625	36,723
Fibra Uno Administracion SA de CV (REIT)	38,248	38,154
Fomento Economico Mexicano SAB de CV	15,393	103,896
Gruma SAB de CV, Class B	1,820	20,097
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,282	45,882
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,628	32,092
Grupo Bimbo SAB de CV	12,149	39,698
Grupo Carso SAB de CV	6,050	22,387
Grupo Financiero Banorte SAB de CV, Class O	105,650	590,520
Grupo Financiero Inbursa SAB de CV, Class O (x)*	19,184	30,699
Grupo Mexico SAB de CV (x)	25,161	104,863
Grupo Televisa SAB	25,835	42,331
Industrias Penoles SAB de CV	1,638	15,192
Kimberly-Clark de Mexico SAB de CV, Class A	13,414	18,210
Operadora De Sites Mexicanos SAB de CV, Class A-1 (x)	18,018	20,841
Orbia Advance Corp. SAB de CV	8,999	21,122
Promotora y Operadora de Infraestructura SAB de CV (x)	2,351	17,286
Wal-Mart de Mexico SAB de CV	40,659	139,914

		1,666,335

Peru (0.4%)
Cia de Minas Buenaventura SAA (ADR)	8,907	58,786
Credicorp Ltd.	988	118,471
Southern Copper Corp.	1,685	83,930

		261,187

Philippines (0.7%)
Aboitiz Equity Ventures, Inc.	18,636	16,120
AC Energy Corp.	107,952	15,760
Ayala Corp.	3,097	33,790
Ayala Land, Inc.	63,229	29,283
Bank of the Philippine Islands	15,348	23,669
BDO Unibank, Inc.	21,510	43,224
Converge Information and Communications Technology Solutions, Inc.*	42,345	16,253
Globe Telecom, Inc.	301	12,414
GT Capital Holdings, Inc.	1,818	16,167
International Container Terminal Services, Inc.	11,430	38,244
JG Summit Holdings, Inc.	38,365	33,940
Jollibee Foods Corp.	4,563	16,896
Manila Electric Co.	3,289	21,516
Metro Pacific Investments Corp.	259,499	16,659
Metropolitan Bank & Trust Co.	18,453	16,023
Monde Nissin Corp. (m)*	62,280	14,710
PLDT, Inc.	859	26,222
SM Investments Corp.	2,687	38,224
SM Prime Holdings, Inc.	98,339	65,362
Universal Robina Corp.	8,243	16,600

		511,076

Poland (0.6%)
Allegro.eu SA (m)*	5,283	28,239
Bank Polska Kasa Opieki SA	2,082	38,062
CD Projekt SA*	949	20,313
Cyfrowy Polsat SA	2,761	13,102
Dino Polska SA (m)*	624	44,550
KGHM Polska Miedz SA*	1,393	37,093
LPP SA	17	34,252
mBank SA*	205	10,310
Orange Polska SA	10,509	14,736
PGE Polska Grupa Energetyczna SA*	11,185	26,653
Polski Koncern Naftowy ORLEN SA	2,921	44,776
Polskie Gornictwo Naftowe i Gazownictwo SA	26,097	33,268
Powszechna Kasa Oszczednosci Bank Polski SA*	7,831	49,142
Powszechny Zaklad Ubezpieczen SA	6,965	46,711
Santander Bank Polska SA	467	24,357

		465,564

Romania (0.0%)†
NEPI Rockcastle SA	3,393	18,140

Russia (0.0%)
Gazprom PJSC (ADR) (r)	40,302	—
LUKOIL PJSC (ADR) (r)	2,799	—
Magnit PJSC (GDR) (m)(r)	7,378	—
MMC Norilsk Nickel PJSC (ADR) (r)	4,277	—
Mobile TeleSystems PJSC (ADR) (r)	13,361	—
Novatek PJSC (GDR) (m)(r)	780	—
Novolipetsk Steel PJSC (GDR) (m)(r)	1,309	—
PhosAgro PJSC (GDR) (m)(r)*	4,890	—
Rosneft Oil Co. PJSC (GDR) (m)(r)	8,744	—
Sberbank of Russia PJSC (r)*	73,260	—
Severstal PAO (GDR) (m)(r)	1,815	—
Surgutneftegas PJSC (ADR) (r)	7,330	—
Tatneft PJSC (ADR) (r)	1,723	—
VTB Bank PJSC (GDR) (m)(r)	55,314	—
Yandex NV, Class A (r)*	2,060	—

		—

Singapore (0.9%)
BOC Aviation Ltd. (m)	74,016	623,619

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
South Africa (4.6%)
Absa Group Ltd.	6,423	$61,162
African Rainbow Minerals Ltd.	1,118	14,724
Anglo American Platinum Ltd.	507	44,497
Aspen Pharmacare Holdings Ltd.	4,119	35,279
Bid Corp. Ltd.	3,037	57,786
Bidvest Group Ltd. (The)	2,243	28,904
Capitec Bank Holdings Ltd.	675	82,418
Clicks Group Ltd.	1,829	30,871
Discovery Ltd. (x)*	3,986	31,440
Exxaro Resources Ltd.	2,006	24,475
FirstRand Ltd.	210,815	810,061
Foschini Group Ltd. (The)	3,038	22,808
Gold Fields Ltd.	7,581	70,775
Growthpoint Properties Ltd. (REIT)	26,720	20,277
Harmony Gold Mining Co. Ltd.	4,617	14,405
Impala Platinum Holdings Ltd.	6,734	75,033
Kumba Iron Ore Ltd.	596	19,344
Mr Price Group Ltd. (x)	2,007	21,925
MTN Group Ltd.	13,083	106,373
MultiChoice Group	2,988	21,269
Naspers Ltd., Class N	5,337	780,694
Nedbank Group Ltd.	4,331	55,264
Ninety One Ltd.	163,022	386,810
Northam Platinum Holdings Ltd.*	2,662	28,031
Old Mutual Ltd.	35,801	24,308
Pepkor Holdings Ltd. (m)	21,971	25,814
Remgro Ltd.	3,981	31,814
Sanlam Ltd.	13,653	44,421
Sasol Ltd.*	4,588	105,993
Shoprite Holdings Ltd.	4,620	56,277
Sibanye Stillwater Ltd.	22,338	55,513
SPAR Group Ltd. (The)	1,632	13,927
Standard Bank Group Ltd.	10,623	101,444
Vodacom Group Ltd. (x)	6,142	49,578
Woolworths Holdings Ltd.	7,787	26,001

		3,379,715

South Korea (9.7%)
Alteogen, Inc.*	546	$25,732
Amorepacific Corp.	217	21,779
AMOREPACIFIC Group	377	10,856
BGF retail Co. Ltd.	118	17,176
Celltrion Healthcare Co. Ltd.	586	30,992
Celltrion Pharm, Inc.*	342	20,755
Celltrion, Inc.	766	105,558
Cheil Worldwide, Inc.	727	13,317
CJ CheilJedang Corp.	56	16,372
CJ Corp.	3,170	189,840
CJ ENM Co. Ltd.	118	8,525
CJ Logistics Corp.*	130	11,444
Cosmax, Inc.	9,568	417,402
Coway Co. Ltd.	373	18,372
DB Insurance Co. Ltd.	311	14,699
Doosan Bobcat, Inc.	386	8,616
Doosan Enerbility Co. Ltd.*	2,997	44,847
Ecopro BM Co. Ltd.	452	39,658
E-MART, Inc.	132	10,748
F&F Co. Ltd.	115	11,940
Green Cross Corp.	78	10,140
GS Engineering & Construction Corp.	434	10,572
GS Holdings Corp.	417	13,469
Hana Financial Group, Inc.	2,361	71,697
Hankook Tire & Technology Co. Ltd.	502	12,765
Hanmi Pharm Co. Ltd.	61	14,481
Hanon Systems	1,264	9,807
Hanwha Solutions Corp.*	839	24,547
HD Hyundai Co. Ltd.	320	14,665
HLB, Inc.*	939	25,695
HMM Co. Ltd.	2,351	44,594
Hotel Shilla Co. Ltd.	215	11,813
HYBE Co. Ltd.*	112	12,594
Hyundai Engineering & Construction Co. Ltd.	526	16,790
Hyundai Glovis Co. Ltd.	127	17,574
Hyundai Heavy Industries Co. Ltd.*	144	15,876
Hyundai Mobis Co. Ltd.	515	79,016
Hyundai Motor Co.	1,018	141,658
Hyundai Motor Co. (Preference) (Korea Stock Exchange) (q)	246	16,611
Hyundai Motor Co. (Preference) (OTC US Exchange) (q)	166	11,130
Hyundai Steel Co.	585	14,496
Iljin Materials Co. Ltd.	156	8,414
Industrial Bank of Korea	1,761	13,079
Kakao Corp.	2,279	122,865
Kakao Games Corp.*	202	7,791
KakaoBank Corp.*	899	21,023
Kangwon Land, Inc.*	688	13,480
KB Financial Group, Inc.	2,938	109,085
Kia Corp.	1,981	118,189
Korea Aerospace Industries Ltd.	507	21,027
Korea Electric Power Corp.*	1,731	30,270
Korea Investment Holdings Co. Ltd.	282	13,412
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	263	19,036
Korea Zinc Co. Ltd.	57	21,399
Korean Air Lines Co. Ltd.*	1,172	22,801
Krafton, Inc.*	184	31,129
KT&G Corp.	786	49,754
Kumho Petrochemical Co. Ltd.	123	13,197
L&F Co. Ltd.*	152	24,526
LG Chem Ltd.	366	145,649
LG Chem Ltd. (Preference) (q)	55	10,198
LG Corp.	707	42,538
LG Display Co. Ltd.	1,567	17,519
LG Electronics, Inc.	850	57,940
LG Energy Solution Ltd.*	151	43,284
LG H&H Co. Ltd.	63	33,015
LG H&H Co. Ltd. (Preference) (q)	27	6,794
LG Innotek Co. Ltd.	96	25,286
LG Uplus Corp.	1,446	14,215
Lotte Chemical Corp.	116	16,114
Lotte Shopping Co. Ltd.	189	15,151
Meritz Financial Group, Inc.	464	9,268
Meritz Fire & Marine Insurance Co. Ltd.	416	10,678
Meritz Securities Co. Ltd.	3,119	10,914
Mirae Asset Securities Co. Ltd.	1,943	9,925
NAVER Corp.	968	179,591
NCSoft Corp.	147	39,615
Netmarble Corp. (m)	145	7,712
NH Investment & Securities Co. Ltd.	1,358	9,479

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Orion Corp.	161	$12,905
Pan Ocean Co. Ltd.	2,941	13,474
Pearl Abyss Corp.*	201	7,940
POSCO Chemical Co. Ltd.	209	17,280
POSCO Holdings, Inc.	612	108,891
S-1 Corp.	228	11,289
Samsung Biologics Co. Ltd. (m)*	133	80,978
Samsung C&T Corp.	707	67,109
Samsung Electro-Mechanics Co. Ltd.	486	48,711
Samsung Electronics Co. Ltd.	56,016	2,453,762
Samsung Electronics Co. Ltd. (Preference) (q)	6,334	254,132
Samsung Engineering Co. Ltd.*	1,058	17,656
Samsung Fire & Marine Insurance Co. Ltd.	207	32,201
Samsung Heavy Industries Co. Ltd.*	4,245	19,876
Samsung Life Insurance Co. Ltd.	603	29,118
Samsung SDI Co. Ltd.	425	174,416
Samsung SDS Co. Ltd.	235	23,579
Samsung Securities Co. Ltd.	423	10,916
SD Biosensor, Inc.	290	8,695
Seegene, Inc.	284	7,927
Shinhan Financial Group Co. Ltd.	3,398	97,224
SK Biopharmaceuticals Co. Ltd.*	185	10,693
SK Bioscience Co. Ltd.*	155	12,012
SK Chemicals Co. Ltd.	114	8,096
SK Hynix, Inc.	4,137	289,367
SK IE Technology Co. Ltd. (m)*	254	19,223
SK Innovation Co. Ltd.*	425	63,036
SK Square Co. Ltd.*	912	27,351
SK Telecom Co. Ltd.	283	11,349
SK, Inc.	283	47,094
SKC Co. Ltd.	141	14,465
S-Oil Corp.	304	24,258
Woori Financial Group, Inc.	4,526	42,269
Yuhan Corp.	347	14,987

		7,076,259

Taiwan (15.7%)
Accton Technology Corp.	3,549	28,713
Acer, Inc.	20,895	15,258
Advantech Co. Ltd.	3,316	38,622
ASE Technology Holding Co. Ltd.	278,699	717,904
Asia Cement Corp.	15,725	23,154
ASMedia Technology, Inc.	265	9,916
Asustek Computer, Inc.	6,027	62,892
AUO Corp.*	56,931	31,230
Catcher Technology Co. Ltd.	4,883	27,271
Cathay Financial Holding Co. Ltd.	59,821	102,460
Chailease Holding Co. Ltd.	10,946	76,819
Chang Hwa Commercial Bank Ltd.	30,773	17,970
Cheng Shin Rubber Industry Co. Ltd.	13,228	15,743
China Airlines Ltd.*	22,757	18,004
China Development Financial Holding Corp.	126,364	62,412
China Steel Corp.	91,987	87,962
Chunghwa Telecom Co. Ltd.	29,341	120,662
Compal Electronics, Inc.	29,953	23,014
CTBC Financial Holding Co. Ltd.	140,538	119,411
Delta Electronics, Inc.	14,704	108,931
E Ink Holdings, Inc.	6,440	40,641
E.Sun Financial Holding Co. Ltd.	95,352	92,927
Eclat Textile Co. Ltd.	1,360	19,023
eMemory Technology, Inc.	457	15,745
Eva Airways Corp.*	20,580	21,868
Evergreen Marine Corp. Taiwan Ltd.	19,957	56,709
Far Eastern New Century Corp.	21,320	22,855
Far EasTone Telecommunications Co. Ltd.	11,429	32,119
Feng TAY Enterprise Co. Ltd.	77,152	454,844
First Financial Holding Co. Ltd.	78,808	69,663
Formosa Chemicals & Fibre Corp.	26,691	67,018
Formosa Petrochemical Corp.	8,146	25,685
Formosa Plastics Corp.	29,855	108,893
Fubon Financial Holding Co. Ltd.	56,522	113,581
Giant Manufacturing Co. Ltd.	2,145	17,296
Globalwafers Co. Ltd.	1,520	23,027
Hon Hai Precision Industry Co. Ltd.	243,266	889,893
Hotai Motor Co. Ltd.	2,091	42,992
Hua Nan Financial Holdings Co. Ltd.	76,057	57,764
Innolux Corp.	92,994	37,803
Inventec Corp.	19,884	16,786
Largan Precision Co. Ltd.	926	53,759
Lite-On Technology Corp.	14,911	28,971
MediaTek, Inc.	30,262	659,083
Mega Financial Holding Co. Ltd.	85,140	101,125
Micro-Star International Co. Ltd.	152,817	582,704
momo.com, Inc.	399	8,569
Nan Ya Plastics Corp.	39,721	110,819
Nan Ya Printed Circuit Board Corp.	1,596	13,892
Nanya Technology Corp.	8,913	14,790
Nien Made Enterprise Co. Ltd.	1,191	11,745
Novatek Microelectronics Corp.	4,946	49,958
Pegatron Corp.	14,106	27,026
Pou Chen Corp.	17,200	17,044
Powerchip Semiconductor Manufacturing Corp.	20,672	27,849
President Chain Store Corp.	4,005	36,682
Quanta Computer, Inc.	23,573	63,121
Realtek Semiconductor Corp.	4,073	49,659
Ruentex Development Co. Ltd.	8,494	20,953
Shanghai Commercial & Savings Bank Ltd. (The)	25,032	44,759
Shin Kong Financial Holding Co. Ltd.	84,179	24,814
SinoPac Financial Holdings Co. Ltd.	70,905	40,071
Synnex Technology International Corp.	9,642	17,236
Taishin Financial Holding Co. Ltd.	71,384	39,102
Taiwan Cement Corp.	42,128	55,947
Taiwan Cooperative Financial Holding Co. Ltd.	79,366	71,615
Taiwan High Speed Rail Corp.	14,761	13,929
Taiwan Mobile Co. Ltd.	15,213	55,350
Taiwan Semiconductor Manufacturing Co. Ltd.	263,805	4,201,523
Unimicron Technology Corp.	9,856	52,267
Uni-President Enterprises Corp.	253,593	571,621
United Microelectronics Corp.	86,225	112,985
Vanguard International Semiconductor Corp.	6,358	16,324
Voltronic Power Technology Corp.	439	21,311
Walsin Lihwa Corp.	19,184	23,230
Wan Hai Lines Ltd.	4,333	17,357

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Win Semiconductors Corp.	2,395	$15,483
Winbond Electronics Corp.	21,485	15,696
Wiwynn Corp.	569	13,276
WPG Holdings Ltd.	11,581	21,535
Yageo Corp.	3,986	41,097
Yang Ming Marine Transport Corp.	15,133	41,833
Yuanta Financial Holding Co. Ltd.	83,518	55,301
Zhen Ding Technology Holding Ltd.	4,897	16,945

		11,413,836

Tanzania (0.1%)
AngloGold Ashanti Ltd.	3,373	49,758

Thailand (3.3%)
Advanced Info Service PCL	9,306	51,234
Airports of Thailand PCL*	33,186	66,719
Asset World Corp. PCL	111,154	15,363
B Grimm Power PCL	16,705	16,566
Bangkok Commercial Asset Management PCL	26,768	13,190
Bangkok Dusit Medical Services PCL, Class F	79,822	56,443
Bangkok Expressway & Metro PCL	68,741	17,029
Berli Jucker PCL	15,531	14,292
BTS Group Holdings PCL	59,270	14,345
Bumrungrad Hospital PCL	4,162	21,092
Carabao Group PCL, Class F	5,057	15,264
Central Pattana PCL	16,743	28,924
Central Retail Corp. PCL	16,409	16,271
Charoen Pokphand Foods PCL	32,898	24,216
CP ALL PCL	44,770	76,928
Delta Electronics Thailand PCL	2,645	24,868
Electricity Generating PCL (x)	3,082	15,397
Energy Absolute PCL	13,609	31,564
Global Power Synergy PCL, Class F	8,583	15,687
Gulf Energy Development PCL	23,991	31,384
Home Product Center PCL	51,348	18,509
Indorama Ventures PCL	14,716	19,603
Intouch Holdings PCL, Class F (x)	9,835	19,079
JMT Network Services PCL	7,114	14,770
Kasikornbank PCL	101,100	434,191
Krung Thai Bank PCL	37,251	16,331
Krungthai Card PCL (x)	9,077	14,658
Land & Houses PCL	74,634	17,643
Minor International PCL*	26,368	25,370
Muangthai Capital PCL (x)	11,672	14,144
Osotspa PCL	15,752	15,280
PTT Exploration & Production PCL	149,348	672,434
PTT Global Chemical PCL	185,617	239,291
PTT Oil & Retail Business PCL	26,293	22,682
PTT PCL	136,818	132,056
Ratch Group PCL	19,169	20,756
SCB X PCL	7,287	21,951
SCG Packaging PCL	11,537	18,139
Siam Cement PCL (The)	6,055	64,121
Srisawad Corp. PCL	10,356	14,236
Thai Oil PCL	10,289	15,079
Thai Union Group PCL, Class F	32,817	15,889
True Corp. PCL	121,975	15,889

		2,428,877

Turkey (0.4%)
Akbank TAS	44,025	21,179
Aselsan Elektronik Sanayi ve Ticaret A/S	14,037	19,252
BIM Birlesik Magazalar A/S	7,744	37,554
Eregli Demir ve Celik Fabrikalari TAS	20,198	32,895
Ford Otomotiv Sanayi A/S	1,239	19,843
Haci Omer Sabanci Holding A/S	21,494	24,394
KOC Holding A/S	10,285	22,596
Turk Hava Yollari AO*	9,930	27,901
Turkcell Iletisim Hizmetleri A/S	25,954	25,218
Turkiye Is Bankasi A/S, Class C	96,258	25,293
Turkiye Petrol Rafinerileri A/S*	1,806	28,652
Turkiye Sise ve Cam Fabrikalari A/S	22,425	28,937

		313,714

United States (0.1%)
JBS SA	6,207	37,538
Legend Biotech Corp. (ADR)*	349	19,195
Parade Technologies Ltd.	539	20,674

		77,407

Total Common Stocks (87.9%) (Cost $72,456,946)		64,093,126

	Number of Rights	Value (Note 1)
RIGHTS:
China (0.0%)†
Microport Scientific Corp., expiring 7/8/22 (r)*	2	—

Taiwan (0.0%)†
Taishin Financial Holdings Co. Ltd., expiring 7/13/22 (r)*	1,403	—
Walsin Lihwa Corp., expiring 8/3/22*	1,341	138

		138

Total Rights (0.0%) (Cost $–)		138

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (6.6%)
JPMorgan Prime Money Market Fund, IM Shares	4,816,712	4,817,674

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.5%)
Deutsche Bank Securities, Inc., 1.45%, dated 6/30/22, due 7/1/22, repurchase price $333,060, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $339,708. (xx)	$333,047	333,047

Total Short-Term Investments (7.1%) (Cost $5,152,581)		5,150,721

Total Investments in Securities (95.0%) (Cost $77,609,527)		69,243,985
Other Assets Less Liabilities (5.0%)		3,634,984

Net Assets (100%)		$72,878,969

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2022, the market value of these securities amounted to $58,922 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2022, the market value of these securities amounted to $3,826,861 or 5.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $720,150. This was collateralized by $443,385 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 7/14/22 - 5/15/52 and by cash of $333,047 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	25	9/2022	USD	1,253,375	1,158
MSCI India Equity Index	72	9/2022	USD	6,171,120	(65,151)

					(63,993)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Brazil	$4,701,007	$—	$—	$4,701,007
Chile	1,236,270	—	—	1,236,270
China	2,331,773	20,153,434	19,911	22,505,118
Colombia	1,091,966	—	—	1,091,966
Czech Republic	—	888,848	—	888,848
Egypt	—	213,852	—	213,852
Greece	—	294,378	—	294,378
Hong Kong	—	139,233	—	139,233
Hungary	—	272,996	—	272,996
India	1,237,841	—	—	1,237,841
Indonesia	—	2,314,389	—	2,314,389
Luxembourg	—	19,488	—	19,488
Malaysia	—	892,253	—	892,253
Mexico	1,666,335	—	—	1,666,335

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Peru	$261,187	$—	$—		$261,187
Philippines	—	511,076	—		511,076
Poland	—	465,564	—		465,564
Romania	—	18,140	—		18,140
Russia	—	—	—	(a)	—	(a)
Singapore	—	623,619	—		623,619
South Africa	—	3,379,715	—		3,379,715
South Korea	—	7,076,259	—		7,076,259
Taiwan	—	11,413,836	—		11,413,836
Tanzania, United Republic of	—	49,758	—		49,758
Thailand	—	2,428,877	—		2,428,877
Turkey	—	313,714	—		313,714
United States	56,733	20,674	—		77,407
Futures	1,158	—	—		1,158
Rights
China	—	—	—	(a)	—	(a)
Taiwan	—	138	—	(a)	138
Short-Term Investments
Investment Company	4,817,674	—	—		4,817,674
Repurchase Agreement	—	333,047	—		333,047

Total Assets	$17,401,944	$51,823,288	$19,911		$69,245,143

Liabilities:
Futures	$(65,151)	$—	$—		$(65,151)

Total Liabilities	$(65,151)	$—	$—		$(65,151)

Total	$17,336,793	$51,823,288	$19,911		$69,179,992

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$1,158	*

Total		$1,158

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(65,151	)*

Total		$(65,151)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(1,743,073)	$(1,743,073)

Total	$(1,743,073)	$(1,743,073)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$123,283	$123,283

Total	$123,283	$123,283

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $9,770,000 during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$59,656,917
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$44,046,769

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,645,445
Aggregate gross unrealized depreciation	(12,282,300)

Net unrealized depreciation	$(8,636,855)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$77,816,847

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $77,276,480)	$68,910,938
Repurchase Agreements (Cost $333,047)	333,047
Cash	1,431,299
Foreign cash (Cost $152,958)	149,634
Cash held as collateral at broker for futures	1,963,000
Dividends, interest and other receivables	462,883
Receivable for Portfolio shares sold	31,228
Receivable for securities sold	21,588
Receivable from investment manager	13,704
Securities lending income receivable	810
Other assets	834

Total assets	73,318,965

LIABILITIES
Payable for return of collateral on securities loaned	333,047
Due to broker for futures variation margin	22,435
Payable for securities purchased	21,588
Distribution fees payable – Class IB	7,947
Payable for Portfolio shares redeemed	5,909
Trustees’ fees payable	43
Accrued expenses	49,027

Total liabilities	439,996

NET ASSETS	$72,878,969

Net assets were comprised of:
Paid in capital	$76,948,094
Total distributable earnings (loss)	(4,069,125)

Net assets	$72,878,969

Class IB
Net asset value, offering and redemption price per share, $37,459,231 / 4,183,423 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.95

Class K
Net asset value, offering and redemption price per share, $35,419,738 / 3,950,181 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.97

(x)	Includes value of securities on loan of $720,150.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (net of $135,928 foreign withholding tax)	$1,207,092
Income from non-cash dividends	68,076
Interest	2,000
Securities lending (net)	6,542

Total income	1,283,710

EXPENSES
Investment management fees	270,693
Distribution fees – Class IB	50,120
Administrative fees	46,348
Custodian fees	40,066
Professional fees	30,961
Printing and mailing expenses	9,385
Trustees’ fees	1,170
Miscellaneous	5,361

Gross expenses	454,104
Less: Waiver from investment manager	(36,992)

Net expenses	417,112

NET INVESTMENT INCOME (LOSS)	866,598

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	5,756,266
Futures contracts	(1,743,073)
Foreign currency transactions	(33,156)

Net realized gain (loss)	3,980,037

Change in unrealized appreciation (depreciation) on:
Investments in securities	(18,522,936)
Futures contracts	123,283
Foreign currency translations	(6,288)

Net change in unrealized appreciation (depreciation)	(18,405,941)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(14,425,904)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(13,559,306)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$866,598	$950,132
Net realized gain (loss)	3,980,037	521,896
Net change in unrealized appreciation (depreciation)	(18,405,941)	(1,994,433)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(13,559,306)	(522,405)

Distributions to shareholders:
Class IB	—	(1,568,530)
Class K	—	(1,505,539)

Total distributions to shareholders	—	(3,074,069)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 518,986 and 1,440,025 shares, respectively ]	5,207,182	16,706,612
Capital shares issued in reinvestment of dividends and distributions [ 0 and 145,678 shares, respectively ]	—	1,568,530
Capital shares repurchased [ (261,448) and (562,729) shares, respectively ]	(2,602,801)	(6,419,761)

Total Class IB transactions	2,604,381	11,855,381

Class K
Capital shares sold [ 629,042 and 416,116 shares, respectively ]	6,317,765	4,785,941
Capital shares issued in reinvestment of dividends and distributions [ 0 and 139,814 shares, respectively ]	—	1,505,539
Capital shares repurchased [ (162,173) and (860,188) shares, respectively ]	(1,593,552)	(10,107,753)

Total Class K transactions	4,724,213	(3,816,273)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	7,328,594	8,039,108

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,230,712)	4,442,634
NET ASSETS:
Beginning of period	79,109,681	74,667,047

End of period	$72,878,969	$79,109,681

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021	2020		2019	2018	2017
Net asset value, beginning of period	$10.68		$11.16	$10.02		$8.62	$10.38	$8.01

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	(1)(cc)	0.13	0.08	(aa)	0.17	0.14	0.11
Net realized and unrealized gain (loss)	(1.83)		(0.19)	1.30		1.38	(1.71)	2.59

Total from investment operations	(1.73)		(0.06)	1.38		1.55	(1.57)	2.70

Less distributions:
Dividends from net investment income	—		(0.14)	(0.11)		(0.15)	(0.13)	(0.09)
Distributions from net realized gains	—		(0.28)	(0.13)		—	(0.06)	(0.24)

Total dividends and distributions	—		(0.42)	(0.24)		(0.15)	(0.19)	(0.33)

Net asset value, end of period	$8.95		$10.68	$11.16		$10.02	$8.62	$10.38

Total return (b)	(16.20)%		(0.55)%	14.10%		18.07%	(15.21)%	33.93%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$37,459		$41,915	$32,396		$26,516	$21,221	$20,656
Ratio of expenses to average net assets:
After waivers (a)(f)	1.20%		1.20%	1.20%		1.20%	1.20%	1.20%
Before waivers (a)(f)	1.30%		1.26%	1.39%		1.34%	1.35%	1.39%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.10	%(dd)(ee)	1.13%	0.84	%(bb)	1.84%	1.40%	1.15%
Before waivers (a)(f)	2.01	%(dd)(ee)	1.07%	0.65	%(bb)	1.69%	1.25%	0.96%
Portfolio turnover rate^	66	%(z)	13%	29%		9%	8%	37%

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021	2020		2019	2018	2017
Net asset value, beginning of period	$10.68		$11.16	$10.02		$8.61	$10.38	$8.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	(1)(cc)	0.15	0.10	(aa)	0.19	0.16	0.12
Net realized and unrealized gain (loss)	(1.83)		(0.19)	1.30		1.40	(1.71)	2.62

Total from investment operations	(1.71)		(0.04)	1.40		1.59	(1.55)	2.74

Less distributions:
Dividends from net investment income	—		(0.16)	(0.13)		(0.18)	(0.16)	(0.12)
Distributions from net realized gains	—		(0.28)	(0.13)		—	(0.06)	(0.24)

Total dividends and distributions	—		(0.44)	(0.26)		(0.18)	(0.22)	(0.36)

Net asset value, end of period	$8.97		$10.68	$11.16		$10.02	$8.61	$10.38

Total return (b)	(16.01)%		(0.31)%	14.33%		18.49%	(15.07)%	34.41%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$35,420		$37,195	$42,272		$39,926	$33,360	$38,119
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95%		0.95%	0.95%		0.95%	0.95%	0.95%
Before waivers (a)(f)	1.05%		1.01%	1.14%		1.09%	1.10%	1.15%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.39	%(dd)(ee)	1.26%	1.04	%(bb)	2.08%	1.61%	1.23%
Before waivers (a)(f)	2.30	%(dd)(ee)	1.20%	0.85	%(bb)	1.93%	1.46%	1.04%
Portfolio turnover rate^	66	%(z)	13%	29%		9%	8%	37%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.10 and $0.11 for Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.07 and $0.09 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend the ratios for each class would have been 0.10% lower.
(cc)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be 0.09 and 0.11 for Class IB and Class K, respectively.
(dd)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.18% lower.
(ee)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.17% lower.

See Notes to Financial Statements.

EQ/EQUITY 500 INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Information Technology	26.5%
Health Care	15.0
Financials	10.7
Consumer Discretionary	10.4
Communication Services	8.8
Industrials	7.7
Consumer Staples	6.9
Energy	4.3
Utilities	3.1
Real Estate	2.9
Materials	2.6
Repurchase Agreement	0.0 #
Cash and Other	1.1

100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IA
Actual	$1,000.00	$798.50	$2.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.07	2.76
Class IB
Actual	1,000.00	798.40	2.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.07	2.76
Class K
Actual	1,000.00	799.50	1.34
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.31	1.51

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.55%, 0.55% and 0.30%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.8%)
Diversified Telecommunication Services (1.2%)
AT&T, Inc.	1,577,511	$33,064,631
Lumen Technologies, Inc.	204,873	2,235,164
Verizon Communications, Inc.	925,406	46,964,354

		82,264,149

Entertainment (1.3%)
Activision Blizzard, Inc.	172,290	13,414,499
Electronic Arts, Inc.	61,968	7,538,407
Live Nation Entertainment, Inc.*	30,176	2,491,934
Netflix, Inc.*	97,897	17,119,248
Take-Two Interactive Software, Inc.*	34,835	4,268,333
Walt Disney Co. (The)*	401,370	37,889,328
Warner Bros Discovery, Inc.*	486,635	6,530,642

		89,252,391

Interactive Media & Services (5.2%)
Alphabet, Inc., Class A*	66,274	144,428,277
Alphabet, Inc., Class C*	60,767	132,924,774
Match Group, Inc.*	62,931	4,385,662
Meta Platforms, Inc., Class A*	505,385	81,493,331
Twitter, Inc.*	168,081	6,284,549

		369,516,593

Media (0.9%)
Charter Communications, Inc., Class A*	25,522	11,957,823
Comcast Corp., Class A	985,106	38,655,559
DISH Network Corp., Class A*	55,252	990,668
Fox Corp., Class A	68,681	2,208,781
Fox Corp., Class B	31,861	946,272
Interpublic Group of Cos., Inc. (The)	86,745	2,388,090
News Corp., Class A	85,600	1,333,648
News Corp., Class B	26,517	421,355
Omnicom Group, Inc.	45,334	2,883,696
Paramount Global, Class B	134,062	3,308,650

		65,094,542

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.*	129,829	17,467,194

Total Communication Services		623,594,869

Consumer Discretionary (10.4%)
Auto Components (0.1%)
Aptiv plc*	59,701	5,317,568
BorgWarner, Inc.	52,791	1,761,636

		7,079,204

Automobiles (2.0%)
Ford Motor Co.	870,157	9,684,847
General Motors Co.*	321,280	10,203,853
Tesla, Inc.*	184,914	124,524,786

		144,413,486

Distributors (0.1%)
Genuine Parts Co.	31,201	4,149,733
LKQ Corp.	57,337	2,814,673
Pool Corp.	8,830	3,101,361

		10,065,767

Hotels, Restaurants & Leisure (1.8%)
Booking Holdings, Inc.*	8,951	15,655,209
Caesars Entertainment, Inc.*	47,236	1,809,139
Carnival Corp.(x)*	178,829	1,546,871
Chipotle Mexican Grill, Inc.*	6,162	8,055,336
Darden Restaurants, Inc.	27,486	3,109,216
Domino’s Pizza, Inc.	7,943	3,095,467
Expedia Group, Inc.*	33,400	3,167,322
Hilton Worldwide Holdings, Inc.	61,331	6,834,727
Las Vegas Sands Corp.*	75,768	2,545,047
Marriott International, Inc., Class A	60,582	8,239,758
McDonald’s Corp.	162,962	40,232,059
MGM Resorts International	77,922	2,255,842
Norwegian Cruise Line Holdings Ltd. (x)*	92,350	1,026,932
Penn National Gaming, Inc.*	36,020	1,095,728
Royal Caribbean Cruises Ltd.*	49,439	1,725,915
Starbucks Corp.	252,723	19,305,510
Wynn Resorts Ltd.*	23,253	1,324,956
Yum! Brands, Inc.	62,837	7,132,628

		128,157,662

Household Durables (0.3%)
DR Horton, Inc.	70,590	4,672,352
Garmin Ltd.	33,619	3,303,067
Lennar Corp., Class A	56,988	4,021,643
Mohawk Industries, Inc.*	11,341	1,407,305
Newell Brands, Inc.	81,093	1,544,011
NVR, Inc.*	681	2,726,819
PulteGroup, Inc.	52,362	2,075,106
Whirlpool Corp.	12,384	1,917,910

		21,668,213

Internet & Direct Marketing Retail (3.0%)
Amazon.com, Inc.*	1,928,092	204,782,652
eBay, Inc.	123,363	5,140,536
Etsy, Inc.*	28,011	2,050,685

		211,973,873

Leisure Products (0.0%)†
Hasbro, Inc.	28,883	2,364,940

Multiline Retail (0.5%)
Dollar General Corp.	50,414	12,373,612
Dollar Tree, Inc.*	49,604	7,730,783
Target Corp.	101,895	14,390,631

		34,495,026

Specialty Retail (2.1%)
Advance Auto Parts, Inc.	13,462	2,330,137
AutoZone, Inc.*	4,374	9,400,251
Bath & Body Works, Inc.	52,552	1,414,700
Best Buy Co., Inc.	44,615	2,908,452
CarMax, Inc.*	35,375	3,200,730
Home Depot, Inc. (The)	227,706	62,452,925
Lowe’s Cos., Inc.	145,680	25,445,925
O’Reilly Automotive, Inc.*	14,483	9,149,780
Ross Stores, Inc.	77,430	5,437,909
TJX Cos., Inc. (The)	258,791	14,453,477
Tractor Supply Co.	24,654	4,779,178
Ulta Beauty, Inc.*	11,508	4,436,104

		145,409,568

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods (0.5%)
NIKE, Inc., Class B	279,576	$28,572,667
PVH Corp.	14,879	846,615
Ralph Lauren Corp.	10,199	914,341
Tapestry, Inc.	55,485	1,693,402
VF Corp.	71,128	3,141,724

		35,168,749

Total Consumer Discretionary		740,796,488

Consumer Staples (6.9%)
Beverages (1.9%)
Brown-Forman Corp., Class B	40,276	2,825,764
Coca-Cola Co. (The)	859,715	54,084,671
Constellation Brands, Inc., Class A	35,865	8,358,697
Keurig Dr Pepper, Inc.	162,543	5,752,397
Molson Coors Beverage Co., Class B	41,501	2,262,219
Monster Beverage Corp.*	82,868	7,681,864
PepsiCo, Inc.	304,679	50,777,802

		131,743,414

Food & Staples Retailing (1.5%)
Costco Wholesale Corp.	97,666	46,809,361
Kroger Co. (The)	144,564	6,842,214
Sysco Corp.	112,265	9,509,968
Walgreens Boots Alliance, Inc.	157,978	5,987,366
Walmart, Inc.	309,358	37,611,746

		106,760,655

Food Products (1.1%)
Archer-Daniels-Midland Co.	123,995	9,622,012
Campbell Soup Co.	44,543	2,140,291
Conagra Brands, Inc.	105,742	3,620,606
General Mills, Inc.	132,699	10,012,140
Hershey Co. (The)	32,170	6,921,697
Hormel Foods Corp.	62,448	2,957,537
J M Smucker Co. (The)	23,899	3,059,311
Kellogg Co.	55,839	3,983,554
Kraft Heinz Co. (The)	156,427	5,966,126
Lamb Weston Holdings, Inc.	31,829	2,274,500
McCormick & Co., Inc. (Non-Voting) (x)	55,138	4,590,238
Mondelez International, Inc., Class A	304,953	18,934,532
Tyson Foods, Inc., Class A	64,242	5,528,667

		79,611,211

Household Products (1.5%)
Church & Dwight Co., Inc.	53,495	4,956,847
Clorox Co. (The)	27,121	3,823,519
Colgate-Palmolive Co.	184,643	14,797,290
Kimberly-Clark Corp.	74,243	10,033,941
Procter & Gamble Co. (The)	528,694	76,020,910

		109,632,507

Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	51,079	13,008,289

Tobacco (0.7%)
Altria Group, Inc.	398,963	16,664,685
Philip Morris International, Inc.	341,572	33,726,819

		50,391,504

Total Consumer Staples		491,147,580

Energy (4.3%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	206,107	5,950,309
Halliburton Co.	198,754	6,232,926
Schlumberger NV	311,461	11,137,845

		23,321,080

Oil, Gas & Consumable Fuels (4.0%)
APA Corp.	74,531	2,601,132
Chevron Corp.	432,953	62,682,935
ConocoPhillips	285,016	25,597,287
Coterra Energy, Inc.	177,562	4,579,324
Devon Energy Corp.	135,253	7,453,793
Diamondback Energy, Inc.	36,765	4,454,080
EOG Resources, Inc.	129,064	14,253,828
Exxon Mobil Corp.#	928,249	79,495,244
Hess Corp.	61,043	6,466,895
Kinder Morgan, Inc.	429,695	7,201,688
Marathon Oil Corp.	155,942	3,505,576
Marathon Petroleum Corp.	119,210	9,800,254
Occidental Petroleum Corp.	196,188	11,551,549
ONEOK, Inc.	98,413	5,461,922
Phillips 66	106,012	8,691,924
Pioneer Natural Resources Co.	49,584	11,061,199
Valero Energy Corp.	89,925	9,557,229
Williams Cos., Inc. (The)	268,393	8,376,546

		282,792,405

Total Energy		306,113,485

Financials (10.7%)
Banks (3.6%)
Bank of America Corp.	1,562,319	48,634,990
Citigroup, Inc.	427,909	19,679,535
Citizens Financial Group, Inc.	108,082	3,857,447
Comerica, Inc.	28,813	2,114,298
Fifth Third Bancorp	151,182	5,079,715
First Republic Bank	39,548	5,702,822
Huntington Bancshares, Inc.	317,127	3,815,038
JPMorgan Chase & Co.	647,189	72,879,953
KeyCorp	205,473	3,540,300
M&T Bank Corp.	39,535	6,301,484
PNC Financial Services Group, Inc. (The)	91,134	14,378,211
Regions Financial Corp.	205,920	3,861,000
Signature Bank	13,866	2,484,926
SVB Financial Group*	12,968	5,122,230
Truist Financial Corp.	293,382	13,915,108
US Bancorp	297,923	13,710,416
Wells Fargo & Co.	835,217	32,715,450
Zions Bancorp NA	33,352	1,697,617

		259,490,540

Capital Markets (2.9%)
Ameriprise Financial, Inc.	24,218	5,756,134
Bank of New York Mellon Corp. (The)	163,761	6,830,471
BlackRock, Inc.	31,381	19,112,284
Cboe Global Markets, Inc.	23,399	2,648,533
Charles Schwab Corp. (The)	332,328	20,996,483
CME Group, Inc.	79,199	16,212,035
FactSet Research Systems, Inc.	8,351	3,211,544

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Franklin Resources, Inc. (x)	61,690	$1,437,994
Goldman Sachs Group, Inc. (The)	75,680	22,478,474
Intercontinental Exchange, Inc.	123,016	11,568,425
Invesco Ltd.	74,197	1,196,798
MarketAxess Holdings, Inc.	8,317	2,129,235
Moody’s Corp.	35,370	9,619,579
Morgan Stanley	308,369	23,454,546
MSCI, Inc.	17,876	7,367,593
Nasdaq, Inc.	25,401	3,874,669
Northern Trust Corp.	45,917	4,430,072
Raymond James Financial, Inc.	42,836	3,829,967
S&P Global, Inc.	76,485	25,780,034
State Street Corp.	80,895	4,987,177
T. Rowe Price Group, Inc.	50,086	5,690,270

		202,612,317

Consumer Finance (0.5%)
American Express Co.	134,411	18,632,053
Capital One Financial Corp.	86,610	9,023,896
Discover Financial Services	61,912	5,855,637
Synchrony Financial	110,505	3,052,148

		36,563,734

Diversified Financial Services (1.5%)
Berkshire Hathaway, Inc., Class B*	398,658	108,841,607

Insurance (2.2%)
Aflac, Inc.	130,588	7,225,434
Allstate Corp. (The)	60,593	7,678,951
American International Group, Inc.	174,562	8,925,355
Aon plc, Class A	46,800	12,621,024
Arthur J Gallagher & Co.	46,289	7,546,959
Assurant, Inc.	11,918	2,060,026
Brown & Brown, Inc.	51,626	3,011,861
Chubb Ltd.	93,366	18,353,888
Cincinnati Financial Corp.	32,861	3,909,802
Everest Re Group Ltd.	8,690	2,435,633
Globe Life, Inc.	19,989	1,948,328
Hartford Financial Services Group, Inc. (The)	72,467	4,741,516
Lincoln National Corp.	35,616	1,665,760
Loews Corp.	42,842	2,538,817
Marsh & McLennan Cos., Inc.	110,598	17,170,339
MetLife, Inc.	152,314	9,563,796
Principal Financial Group, Inc.	51,782	3,458,520
Progressive Corp. (The)	128,880	14,984,878
Prudential Financial, Inc.	82,633	7,906,325
Travelers Cos., Inc. (The)	52,876	8,942,918
W R Berkley Corp.	46,165	3,151,223
Willis Towers Watson plc	24,567	4,849,280

		154,690,633

Total Financials		762,198,831

Health Care (15.0%)
Biotechnology (2.2%)
AbbVie, Inc.	389,389	59,638,819
Amgen, Inc.	117,713	28,639,573
Biogen, Inc.*	32,271	6,581,348
Gilead Sciences, Inc.	276,392	17,083,789
Incyte Corp.*	41,488	3,151,843
Moderna, Inc.*	76,254	10,892,884
Regeneron Pharmaceuticals, Inc.*	23,804	14,071,259
Vertex Pharmaceuticals, Inc.*	56,357	15,880,839

		155,940,354

Health Care Equipment & Supplies (2.7%)
Abbott Laboratories	385,826	41,919,995
ABIOMED, Inc.*	10,040	2,485,000
Align Technology, Inc.*	16,150	3,822,221
Baxter International, Inc.	110,954	7,126,575
Becton Dickinson and Co.	62,815	15,485,782
Boston Scientific Corp.*	315,011	11,740,460
Cooper Cos., Inc. (The)	10,864	3,401,736
Dentsply Sirona, Inc.	47,476	1,696,317
Dexcom, Inc.*	86,490	6,446,100
Edwards Lifesciences Corp.*	137,005	13,027,805
Hologic, Inc.*	54,952	3,808,174
IDEXX Laboratories, Inc.*	18,511	6,492,363
Intuitive Surgical, Inc.*	79,097	15,875,559
Medtronic plc	295,613	26,531,267
ResMed, Inc.	32,234	6,757,213
STERIS plc	22,063	4,548,287
Stryker Corp.	74,162	14,753,047
Teleflex, Inc.	10,335	2,540,860
Zimmer Biomet Holdings, Inc.	46,181	4,851,776

		193,310,537

Health Care Providers & Services (3.4%)
AmerisourceBergen Corp.	33,232	4,701,664
Cardinal Health, Inc.	60,030	3,137,768
Centene Corp.*	128,882	10,904,706
Cigna Corp.	69,912	18,423,210
CVS Health Corp.	288,952	26,774,292
DaVita, Inc.*	13,341	1,066,746
Elevance Health, Inc.	53,124	25,636,580
HCA Healthcare, Inc.	50,135	8,425,688
Henry Schein, Inc.*	30,420	2,334,431
Humana, Inc.	27,873	13,046,515
Laboratory Corp. of America Holdings	20,427	4,787,272
McKesson Corp.	32,032	10,449,159
Molina Healthcare, Inc.*	12,935	3,616,755
Quest Diagnostics, Inc.	25,862	3,439,129
UnitedHealth Group, Inc.	206,729	106,182,216
Universal Health Services, Inc., Class B	14,792	1,489,702

		244,415,833

Life Sciences Tools & Services (1.9%)
Agilent Technologies, Inc.	66,131	7,854,379
Bio-Rad Laboratories, Inc., Class A*	4,769	2,360,655
Bio-Techne Corp.	8,645	2,996,703
Charles River Laboratories International, Inc.*	11,195	2,395,394
Danaher Corp.	142,590	36,149,417
Illumina, Inc.*	34,618	6,382,174
IQVIA Holdings, Inc.*	41,708	9,050,219
Mettler-Toledo International, Inc.*	4,998	5,741,552
PerkinElmer, Inc.	27,797	3,953,289
Thermo Fisher Scientific, Inc.	86,260	46,863,333
Waters Corp.*	13,273	4,393,098
West Pharmaceutical Services, Inc.	16,323	4,935,586

		133,075,799

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (4.8%)
Bristol-Myers Squibb Co.	469,147	$36,124,319
Catalent, Inc.*	39,490	4,236,882
Eli Lilly and Co.	173,778	56,344,041
Johnson & Johnson	579,839	102,927,221
Merck & Co., Inc.	557,231	50,802,750
Organon & Co.	55,890	1,886,288
Pfizer, Inc.	1,236,381	64,823,456
Viatris, Inc.	267,140	2,796,956
Zoetis, Inc.	103,705	17,825,852

		337,767,765

Total Health Care		1,064,510,288

Industrials (7.7%)
Aerospace & Defense (1.7%)
Boeing Co. (The)*	122,547	16,754,626
General Dynamics Corp.	50,790	11,237,287
Howmet Aerospace, Inc.	82,880	2,606,576
Huntington Ingalls Industries, Inc.	8,824	1,922,044
L3Harris Technologies, Inc.	42,501	10,272,492
Lockheed Martin Corp.	52,187	22,438,322
Northrop Grumman Corp.	32,198	15,408,997
Raytheon Technologies Corp.	327,713	31,496,496
Textron, Inc.	47,394	2,894,352
TransDigm Group, Inc.*	11,427	6,132,528

		121,163,720

Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	28,044	2,842,820
Expeditors International of Washington, Inc.	36,965	3,602,609
FedEx Corp.	52,542	11,911,797
United Parcel Service, Inc., Class B	161,836	29,541,543

		47,898,769

Airlines (0.2%)
Alaska Air Group, Inc.*	27,785	1,112,789
American Airlines Group, Inc. (x)*	143,123	1,814,800
Delta Air Lines, Inc.*	141,259	4,092,273
Southwest Airlines Co.*	130,660	4,719,439
United Airlines Holdings, Inc.*	71,996	2,550,099

		14,289,400

Building Products (0.4%)
A O Smith Corp.	28,654	1,566,801
Allegion plc	19,348	1,894,169
Carrier Global Corp.	186,913	6,665,317
Fortune Brands Home & Security, Inc.	28,824	1,725,981
Johnson Controls International plc	153,293	7,339,669
Masco Corp.	51,990	2,630,694
Trane Technologies plc	51,532	6,692,461

		28,515,092

Commercial Services & Supplies (0.5%)
Cintas Corp.	19,166	7,159,076
Copart, Inc.*	47,100	5,117,886
Republic Services, Inc.	45,941	6,012,299
Rollins, Inc.	49,917	1,743,102
Waste Management, Inc.	84,173	12,876,785

		32,909,148

Construction & Engineering (0.0%)†
Quanta Services, Inc.	31,667	3,969,142

Electrical Equipment (0.5%)
AMETEK, Inc.	50,882	5,591,423
Eaton Corp. plc	87,921	11,077,167
Emerson Electric Co.	130,890	10,410,990
Generac Holdings, Inc.*	14,065	2,961,808
Rockwell Automation, Inc.	25,619	5,106,123

		35,147,511

Industrial Conglomerates (0.8%)
3M Co.	125,394	16,227,238
General Electric Co.	242,535	15,442,203
Honeywell International, Inc.	150,002	26,071,848

		57,741,289

Machinery (1.5%)
Caterpillar, Inc.	117,531	21,009,842
Cummins, Inc.	31,091	6,017,041
Deere & Co.	61,517	18,422,496
Dover Corp.	31,767	3,853,972
Fortive Corp.	78,985	4,295,204
IDEX Corp.	16,748	3,041,939
Illinois Tool Works, Inc.	62,451	11,381,695
Ingersoll Rand, Inc.	89,448	3,763,972
Nordson Corp.	11,874	2,403,773
Otis Worldwide Corp.	93,164	6,583,900
PACCAR, Inc.	76,613	6,308,314
Parker-Hannifin Corp.	28,287	6,960,016
Pentair plc	36,446	1,668,133
Snap-on, Inc.	11,761	2,317,270
Stanley Black & Decker, Inc.	33,266	3,488,273
Westinghouse Air Brake Technologies Corp.	40,247	3,303,474
Xylem, Inc.	39,684	3,102,495

		107,921,809

Professional Services (0.3%)
Equifax, Inc.	26,957	4,927,201
Jacobs Engineering Group, Inc.	28,343	3,603,246
Leidos Holdings, Inc.	30,114	3,032,781
Nielsen Holdings plc	79,260	1,840,417
Robert Half International, Inc.	24,352	1,823,721
Verisk Analytics, Inc.	34,794	6,022,493

		21,249,859

Road & Rail (0.9%)
CSX Corp.	479,106	13,922,820
JB Hunt Transport Services, Inc.	18,471	2,908,629
Norfolk Southern Corp.	52,518	11,936,816
Old Dominion Freight Line, Inc.	20,232	5,185,057
Union Pacific Corp.	138,388	29,515,393

		63,468,715

Trading Companies & Distributors (0.2%)
Fastenal Co.	126,837	6,331,703
United Rentals, Inc.*	15,780	3,833,120
WW Grainger, Inc.	9,459	4,298,453

		14,463,276

Total Industrials		548,737,730

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (26.5%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	49,587	$4,648,285
Cisco Systems, Inc.	915,385	39,032,017
F5, Inc.*	13,325	2,039,258
Juniper Networks, Inc.	71,195	2,029,058
Motorola Solutions, Inc.	36,864	7,726,694

		55,475,312

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	131,582	8,471,249
CDW Corp.	29,773	4,691,034
Corning, Inc.	167,502	5,277,988
Keysight Technologies, Inc.*	40,099	5,527,647
TE Connectivity Ltd.	70,992	8,032,745
Teledyne Technologies, Inc.*	10,322	3,871,885
Trimble, Inc.*	55,120	3,209,638
Zebra Technologies Corp., Class A*	11,572	3,401,589

		42,483,775

IT Services (4.3%)
Accenture plc, Class A	139,572	38,752,166
Akamai Technologies, Inc.*	35,324	3,226,141
Automatic Data Processing, Inc.	92,052	19,334,602
Broadridge Financial Solutions, Inc.	25,831	3,682,209
Cognizant Technology Solutions Corp., Class A	114,843	7,750,754
DXC Technology Co.*	53,872	1,632,860
EPAM Systems, Inc.*	12,593	3,712,165
Fidelity National Information Services, Inc.	134,585	12,337,407
Fiserv, Inc.*	128,192	11,405,242
FleetCor Technologies, Inc.*	17,042	3,580,695
Gartner, Inc.*	17,747	4,291,757
Global Payments, Inc.	62,038	6,863,884
International Business Machines Corp.	198,194	27,983,011
Jack Henry & Associates, Inc.	16,055	2,890,221
Mastercard, Inc., Class A	189,235	59,699,858
Paychex, Inc.	70,801	8,062,110
PayPal Holdings, Inc.*	255,178	17,821,631
VeriSign, Inc.*	21,001	3,514,097
Visa, Inc., Class A	362,640	71,400,190

		307,941,000

Semiconductors & Semiconductor Equipment (5.1%)
Advanced Micro Devices, Inc.*	357,085	27,306,290
Analog Devices, Inc.	115,314	16,846,222
Applied Materials, Inc.	194,659	17,710,076
Broadcom, Inc.	89,966	43,706,382
Enphase Energy, Inc.*	29,754	5,809,171
Intel Corp.	901,025	33,707,345
KLA Corp.	32,884	10,492,627
Lam Research Corp.	30,566	13,025,701
Microchip Technology, Inc.	122,515	7,115,671
Micron Technology, Inc.	246,061	13,602,252
Monolithic Power Systems, Inc.	9,661	3,710,210
NVIDIA Corp.	551,768	83,642,511
NXP Semiconductors NV	57,857	8,564,572
ON Semiconductor Corp.*	95,745	4,816,931
Qorvo, Inc.*	23,893	2,253,588
QUALCOMM, Inc.	246,796	31,525,721
Skyworks Solutions, Inc.	35,461	3,285,107
SolarEdge Technologies, Inc.*	12,205	3,340,264
Teradyne, Inc.	35,301	3,161,205
Texas Instruments, Inc.	203,195	31,220,912

		364,842,758

Software (8.9%)
Adobe, Inc.*	104,117	38,113,069
ANSYS, Inc.*	19,169	4,586,950
Autodesk, Inc.*	47,933	8,242,559
Cadence Design Systems, Inc.*	60,764	9,116,423
Ceridian HCM Holding, Inc.*	30,184	1,421,063
Citrix Systems, Inc.	27,483	2,670,523
Fortinet, Inc.*	146,795	8,305,661
Intuit, Inc.	62,319	24,020,235
Microsoft Corp.	1,648,033	423,264,315
NortonLifeLock, Inc.	128,215	2,815,602
Oracle Corp.	346,883	24,236,715
Paycom Software, Inc.*	10,611	2,972,353
PTC, Inc.*	23,198	2,466,875
Roper Technologies, Inc.	23,338	9,210,342
Salesforce, Inc.*	218,927	36,131,712
ServiceNow, Inc.*	44,172	21,004,670
Synopsys, Inc.*	33,736	10,245,623
Tyler Technologies, Inc.*	9,139	3,038,535

		631,863,225

Technology Hardware, Storage & Peripherals (6.8%)
Apple, Inc.	3,388,141	463,226,637
Hewlett Packard Enterprise Co.	286,489	3,798,844
HP, Inc.	232,113	7,608,664
NetApp, Inc.	49,037	3,199,174
Seagate Technology Holdings plc	43,554	3,111,498
Western Digital Corp.*	69,008	3,093,629

		484,038,446

Total Information Technology		1,886,644,516

Materials (2.6%)
Chemicals (1.8%)
Air Products and Chemicals, Inc.	48,868	11,751,777
Albemarle Corp.	25,806	5,392,938
Celanese Corp.	23,866	2,806,880
CF Industries Holdings, Inc.	45,966	3,940,665
Corteva, Inc.	159,470	8,633,706
Dow, Inc.	160,440	8,280,308
DuPont de Nemours, Inc.	112,056	6,228,072
Eastman Chemical Co.	28,400	2,549,468
Ecolab, Inc.	54,762	8,420,205
FMC Corp.	27,751	2,969,635
International Flavors & Fragrances, Inc.	56,154	6,689,064
Linde plc	110,900	31,887,077
LyondellBasell Industries NV, Class A	57,032	4,988,019
Mosaic Co. (The)	79,766	3,767,348
PPG Industries, Inc.	52,046	5,950,940
Sherwin-Williams Co. (The)	52,735	11,807,894

		126,063,996

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	13,742	4,112,156

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Vulcan Materials Co.	29,284	$4,161,257

		8,273,413

Containers & Packaging (0.3%)
Amcor plc	331,140	4,116,070
Avery Dennison Corp.	18,006	2,914,631
Ball Corp.	70,467	4,846,016
International Paper Co.	81,669	3,416,214
Packaging Corp. of America	20,647	2,838,962
Sealed Air Corp.	32,190	1,858,007
Westrock Co.	56,158	2,237,335

		22,227,235

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	319,350	9,344,181
Newmont Corp.	174,884	10,435,328
Nucor Corp.	58,628	6,121,350

		25,900,859

Total Materials		182,465,503

Real Estate (2.9%)
Equity Real Estate Investment Trusts (REITs) (2.8%)
Alexandria Real Estate Equities, Inc. (REIT)	32,729	4,746,687
American Tower Corp. (REIT)	102,398	26,171,905
AvalonBay Communities, Inc. (REIT)	30,809	5,984,648
Boston Properties, Inc. (REIT)	31,424	2,796,107
Camden Property Trust (REIT)	23,472	3,156,515
Crown Castle International Corp. (REIT)	95,420	16,066,820
Digital Realty Trust, Inc. (REIT)	62,728	8,143,976
Duke Realty Corp. (REIT)	84,716	4,655,144
Equinix, Inc. (REIT)	20,057	13,177,850
Equity Residential (REIT)	75,405	5,445,749
Essex Property Trust, Inc. (REIT)	14,396	3,764,698
Extra Space Storage, Inc. (REIT)	29,589	5,033,681
Federal Realty OP LP (REIT)	15,750	1,507,905
Healthpeak Properties, Inc. (REIT)	118,893	3,080,518
Host Hotels & Resorts, Inc. (REIT)	157,504	2,469,663
Iron Mountain, Inc. (REIT)	64,026	3,117,426
Kimco Realty Corp. (REIT)	136,180	2,692,279
Mid-America Apartment Communities, Inc. (REIT)	25,435	4,442,731
Prologis, Inc. (REIT)	163,120	19,191,068
Public Storage (REIT)	33,650	10,521,345
Realty Income Corp. (REIT)	132,564	9,048,819
Regency Centers Corp. (REIT)	34,183	2,027,394
SBA Communications Corp. (REIT)	23,760	7,604,388
Simon Property Group, Inc. (REIT)	72,351	6,867,557
UDR, Inc. (REIT)	65,951	3,036,384
Ventas, Inc. (REIT)	88,074	4,529,646
VICI Properties, Inc. (REIT)	212,201	6,321,468
Vornado Realty Trust (REIT)	35,069	1,002,623
Welltower, Inc. (REIT)	100,033	8,237,717
Weyerhaeuser Co. (REIT)	164,053	5,433,435

		200,276,146

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	72,025	5,301,760

Total Real Estate		205,577,906

Utilities (3.1%)
Electric Utilities (1.9%)
Alliant Energy Corp.	55,268	3,239,257
American Electric Power Co., Inc.	113,161	10,856,666
Constellation Energy Corp.	71,989	4,122,090
Duke Energy Corp.	169,650	18,188,176
Edison International	83,999	5,312,097
Entergy Corp.	44,814	5,047,849
Evergy, Inc.	50,566	3,299,431
Eversource Energy	75,995	6,419,298
Exelon Corp.	215,993	9,788,803
FirstEnergy Corp.	125,807	4,829,731
NextEra Energy, Inc.	432,884	33,531,195
NRG Energy, Inc.	52,286	1,995,757
Pinnacle West Capital Corp.	24,900	1,820,688
PPL Corp.	162,159	4,399,374
Southern Co. (The)	234,131	16,695,882
Xcel Energy, Inc.	120,016	8,492,332

		138,038,626

Gas Utilities (0.1%)
Atmos Energy Corp.	30,632	3,433,847

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	147,165	3,091,937

Multi-Utilities (1.0%)
Ameren Corp.	56,901	5,141,574
CenterPoint Energy, Inc.	138,701	4,102,776
CMS Energy Corp.	63,931	4,315,343
Consolidated Edison, Inc.	78,070	7,424,457
Dominion Energy, Inc.	178,766	14,267,314
DTE Energy Co.	42,691	5,411,084
NiSource, Inc.	89,419	2,636,966
Public Service Enterprise Group, Inc.	110,013	6,961,623
Sempra Energy	69,258	10,407,400
WEC Energy Group, Inc.	69,507	6,995,184

		67,663,721

Water Utilities (0.1%)
American Water Works Co., Inc.	40,050	5,958,238

Total Utilities		218,186,369

Total Common Stocks (98.9%) (Cost $2,482,985,819)		7,029,973,565

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (0.0%)
Deutsche Bank Securities, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $2,807,857, collateralized by various U.S. Government Agency Securities, ranging from 2.000%-4.000%, maturing 1/1/45-4/1/52; total market value $2,863,895. (xx)	$2,807,740	2,807,740

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Value (Note 1)
Total Short-Term Investment (0.0%)† (Cost $2,807,740)	$2,807,740

Total Investments in Securities (98.9%) (Cost $2,485,793,559)	7,032,781,305
Other Assets Less Liabilities (1.1%)	77,451,734

Net Assets (100%)	$7,110,233,039

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $22,009,480.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $5,526,656. This was collateralized by $3,094,307 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 7/14/22 - 5/15/52 and by cash of $2,807,740 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

Futures contracts outstanding as of June 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	399	9/2022	USD	75,600,525	(3,736,496)

					(3,736,496)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$623,594,869	$—	$—	$623,594,869
Consumer Discretionary	740,796,488	—	—	740,796,488
Consumer Staples	491,147,580	—	—	491,147,580
Energy	306,113,485	—	—	306,113,485
Financials	762,198,831	—	—	762,198,831
Health Care	1,064,510,288	—	—	1,064,510,288
Industrials	548,737,730	—	—	548,737,730
Information Technology	1,886,644,516	—	—	1,886,644,516
Materials	182,465,503	—	—	182,465,503
Real Estate	205,577,906	—	—	205,577,906
Utilities	218,186,369	—	—	218,186,369
Short-Term Investment
Repurchase Agreement	—	2,807,740	—	2,807,740

Total Assets	$7,029,973,565	$2,807,740	$—	$7,032,781,305

Liabilities:
Futures	$(3,736,496)	$—	$—	$(3,736,496)

Total Liabilities	$(3,736,496)	$—	$—	$(3,736,496)

Total	$7,026,237,069	$2,807,740	$—	$7,029,044,809

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(3,736,496	)*

Total		$(3,736,496)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(6,115,762)	$(6,115,762)

Total	$(6,115,762)	$(6,115,762)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(6,804,642)	$(6,804,642)

Total	$(6,804,642)	$(6,804,642)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $59,422,000 during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$55,064,733
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$97,129,706

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,783,447,006
Aggregate gross unrealized depreciation	(253,691,115)

Net unrealized appreciation	$4,529,755,891

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,499,288,918

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $2,482,985,819)	$7,029,973,565
Repurchase Agreements (Cost $2,807,740)	2,807,740
Cash	80,752,707
Dividends, interest and other receivables	5,562,947
Receivable for Portfolio shares sold	1,764,617
Securities lending income receivable	8,178
Other assets	86,495

Total assets	7,120,956,249

LIABILITIES
Payable for Portfolio shares redeemed	4,022,175
Payable for return of collateral on securities loaned	2,807,740
Investment management fees payable	1,149,467
Distribution fees payable – Class IB	917,192
Due to broker for futures variation margin	633,405
Administrative fees payable	555,829
Distribution fees payable – Class IA	516,139
Trustees’ fees payable	7,349
Accrued expenses	113,914

Total liabilities	10,723,210

NET ASSETS	$7,110,233,039

Net assets were comprised of:
Paid in capital	$2,445,607,721
Total distributable earnings (loss)	4,664,625,318

Net assets	$7,110,233,039

Class IA
Net asset value, offering and redemption price per share, $2,434,752,802 / 42,499,964 shares outstanding (unlimited amount authorized: $0.01 par value)	$57.29

Class IB
Net asset value, offering and redemption price per share, $4,336,095,030 / 76,147,566 shares outstanding (unlimited amount authorized: $0.01 par value)	$56.94

Class K
Net asset value, offering and redemption price per share, $339,385,207 / 5,915,698 shares outstanding (unlimited amount authorized: $0.01 par value)	$57.37

(x)	Includes value of securities on loan of $5,526,656.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (net of $14,841 foreign withholding tax)	$61,753,593
Interest	57,816
Securities lending (net)	15,982

Total income	61,827,391

EXPENSES
Investment management fees	8,201,826
Distribution fees – Class IB	6,064,921
Administrative fees	3,656,336
Distribution fees – Class IA	3,446,140
Professional fees	131,748
Printing and mailing expenses	130,603
Trustees’ fees	125,226
Custodian fees	80,831
Miscellaneous	79,645

Gross expenses	21,917,276
Less: Waiver from investment manager	(443,893)

Net expenses	21,473,383

NET INVESTMENT INCOME (LOSS)	40,354,008

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	54,217,727
Futures contracts	(6,115,762)
Foreign currency transactions	(1)

Net realized gain (loss)	48,101,964

Change in unrealized appreciation (depreciation) on:
Investments in securities	(1,879,699,826)
Futures contracts	(6,804,642)

Net change in unrealized appreciation (depreciation)	(1,886,504,468)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,838,402,504)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,798,048,496)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$40,354,008	$68,581,759
Net realized gain (loss)	48,101,964	217,913,311
Net change in unrealized appreciation (depreciation)	(1,886,504,468)	1,712,390,150

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,798,048,496)	1,998,885,220

Distributions to shareholders:
Class IA	—	(109,282,476)
Class IB	—	(191,406,577)
Class K	—	(16,277,119)

Total distributions to shareholders	—	(316,966,172)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 918,770 and 7,120,998 shares, respectively ]	59,073,418	469,519,685
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,562,328 shares, respectively ]	—	109,282,476
Capital shares repurchased [ (1,790,624) and (9,464,172) shares, respectively ]	(116,061,241)	(623,416,206)

Total Class IA transactions	(56,987,823)	(44,614,045)

Class IB
Capital shares sold [ 4,051,665 and 7,444,908 shares, respectively ]	259,051,282	486,282,948
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,752,833 shares, respectively ]	—	191,406,577
Capital shares repurchased [ (4,107,815) and (8,691,910) shares, respectively ]	(265,268,506)	(570,765,184)

Total Class IB transactions	(6,217,224)	106,924,341

Class K
Capital shares sold [ 329,024 and 544,577 shares, respectively ]	20,985,305	35,582,232
Capital shares issued in reinvestment of dividends and distributions [ 0 and 232,434 shares, respectively ]	—	16,277,119
Capital shares repurchased [ (537,071) and (952,115) shares, respectively ]	(35,324,485)	(62,358,872)

Total Class K transactions	(14,339,180)	(10,499,521)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(77,544,227)	51,810,775

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,875,592,723)	1,733,729,823
NET ASSETS:
Beginning of period	8,985,825,762	7,252,095,939

End of period	$7,110,233,039	$8,985,825,762

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IA			2021	2020	2019	2018	2017
Net asset value, beginning of period	$71.75		$58.15	$51.03	$40.40	$44.17	$37.31

Income (loss) from investment operations:
Net investment income (loss) (e)	0.32		0.55	0.66	0.73	0.65	0.59
Net realized and unrealized gain (loss)	(14.78)		15.63	8.34	11.62	(2.73)	7.24

Total from investment operations	(14.46)		16.18	9.00	12.35	(2.08)	7.83

Less distributions:
Dividends from net investment income	—		(0.57)	(0.67)	(0.76)	(0.67)	(0.60)
Distributions from net realized gains	—		(2.01)	(1.21)	(0.96)	(1.02)	(0.37)

Total dividends and distributions	—		(2.58)	(1.88)	(1.72)	(1.69)	(0.97)

Net asset value, end of period	$57.29		$71.75	$58.15	$51.03	$40.40	$44.17

Total return (b)	(20.15)%		27.98%	17.78%	30.69%	(4.93)%	21.02%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,434,753		$3,111,842	$2,567,471	$2,304,967	$1,842,197	$2,019,882
Ratio of expenses to average net assets:
After waivers (a)(f)	0.55%		0.55%	0.57%	0.58%	0.58%	0.60%
Before waivers (a)(f)	0.56%		0.56%	0.58%	0.58%	0.58%	0.60%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.00%		0.83%	1.30%	1.55%	1.42%	1.43%
Before waivers (a)(f)	0.99%		0.82%	1.29%	1.55%	1.42%	1.43%
Portfolio turnover rate^	1	%(z)	6%	4%	4%	3%	3%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021	2020	2019	2018	2017
Net asset value, beginning of period	$71.32		$57.81	$50.75	$40.19	$43.94	$37.12

Income (loss) from investment operations:
Net investment income (loss) (e)	0.32		0.55	0.66	0.73	0.64	0.58
Net realized and unrealized gain (loss)	(14.70)		15.54	8.28	11.55	(2.70)	7.21

Total from investment operations	(14.38)		16.09	8.94	12.28	(2.06)	7.79

Less distributions:
Dividends from net investment income	—		(0.57)	(0.67)	(0.76)	(0.67)	(0.60)
Distributions from net realized gains	—		(2.01)	(1.21)	(0.96)	(1.02)	(0.37)

Total dividends and distributions	—		(2.58)	(1.88)	(1.72)	(1.69)	(0.97)

Net asset value, end of period	$56.94		$71.32	$57.81	$50.75	$40.19	$43.94

Total return (b)	(20.16)%		27.98%	17.76%	30.68%	(4.91)%	21.02%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,336,095		$5,434,534	$4,318,446	$3,777,876	$2,970,740	$3,264,301
Ratio of expenses to average net assets:
After waivers (a)(f)	0.55%		0.55%	0.57%	0.58%	0.58%	0.60%
Before waivers (a)(f)	0.56%		0.56%	0.58%	0.58%	0.58%	0.60%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.00%		0.83%	1.30%	1.55%	1.42%	1.43%
Before waivers (a)(f)	0.99%		0.82%	1.29%	1.55%	1.42%	1.43%
Portfolio turnover rate^	1	%(z)	6%	4%	4%	3%	3%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021	2020	2019	2018	2017
Net asset value, beginning of period	$71.76		$58.13	$51.00	$40.37	$44.14	$37.27

Income (loss) from investment operations:
Net investment income (loss) (e)	0.40		0.71	0.79	0.85	0.76	0.69
Net realized and unrealized gain (loss)	(14.79)		15.65	8.34	11.62	(2.73)	7.25

Total from investment operations	(14.39)		16.36	9.13	12.47	(1.97)	7.94

Less distributions:
Dividends from net investment income	—		(0.72)	(0.79)	(0.88)	(0.78)	(0.70)
Distributions from net realized gains	—		(2.01)	(1.21)	(0.96)	(1.02)	(0.37)

Total dividends and distributions	—		(2.73)	(2.00)	(1.84)	(1.80)	(1.07)

Net asset value, end of period	$57.37		$71.76	$58.13	$51.00	$40.37	$44.14

Total return (b)	(20.05)%		28.30%	18.06%	31.01%	(4.69)%	21.34%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$339,385		$439,450	$366,179	$354,605	$298,994	$341,989
Ratio of expenses to average net assets:
After waivers (a)(f)	0.30%		0.30%	0.32%	0.33%	0.33%	0.35%
Before waivers (a)(f)	0.31%		0.31%	0.33%	0.33%	0.33%	0.35%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.25%		1.08%	1.55%	1.80%	1.67%	1.68%
Before waivers (a)(f)	1.24%		1.07%	1.55%	1.80%	1.67%	1.68%
Portfolio turnover rate^	1	%(z)	6%	4%	4%	3%	3%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Information Technology	24.8%
Health Care	14.6
Consumer Discretionary	10.7
Financials	10.7
Communication Services	9.1
Industrials	8.1
Consumer Staples	6.6
Energy	4.4
Utilities	3.0
Real Estate	3.0
Materials	2.5
Exchange Traded Fund	0.6
Repurchase Agreements	0.3
Cash and Other	1.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$780.50	$3.84
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.48	4.36
Class K
Actual	1,000.00	781.50	2.74
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.72	3.11

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.87% and 0.62%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.1%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.	61,702	$1,293,274
Liberty Global plc, Class C*	60,993	1,347,335

		2,640,609

Entertainment (1.4%)
Activision Blizzard, Inc.	33,371	2,598,266
Cinemark Holdings, Inc.*	32,142	482,773
Netflix, Inc.*	19,902	3,480,263
Sea Ltd. (ADR)*	9,005	602,074
Take-Two Interactive Software, Inc.*	10,748	1,316,953
Walt Disney Co. (The)*	36,545	3,449,848
Warner Bros Discovery, Inc.*	2,248	30,168

		11,960,345

Interactive Media & Services (6.2%)
Alphabet, Inc., Class A*	7,685	16,747,613
Alphabet, Inc., Class C*	8,291	18,136,148
Cars.com, Inc.*	16,700	157,481
Meta Platforms, Inc., Class A*	102,929	16,597,301
Snap, Inc., Class A*	108,394	1,423,213
Tongdao Liepin Group (m)*	284,749	358,648
Twitter, Inc.*	21,600	807,624

		54,228,028

Media (0.5%)
Altice USA, Inc., Class A*	43,039	398,111
Comcast Corp., Class A	48,532	1,904,396
Liberty Broadband Corp., Class A*	3,500	397,425
Liberty Broadband Corp., Class C*	13,700	1,584,268
S4 Capital plc*	97,600	272,717

		4,556,917

Wireless Telecommunication Services (0.7%)
T-Mobile US, Inc.*	41,339	5,561,749

Total Communication Services		78,947,648

Consumer Discretionary (10.7%)
Automobiles (1.7%)
Tesla, Inc.*	21,600	14,545,872

Distributors (0.1%)
Pool Corp.	2,400	842,952

Diversified Consumer Services (0.4%)
Frontdoor, Inc.*	147,000	3,539,760

Hotels, Restaurants & Leisure (1.4%)
Aramark	5,200	159,276
Booking Holdings, Inc.*	2,500	4,372,475
Caesars Entertainment, Inc.*	24,900	953,670
Chipotle Mexican Grill, Inc.*	1,700	2,222,342
Domino’s Pizza, Inc.	3,000	1,169,130
Marriott International, Inc., Class A	17,300	2,352,973
Planet Fitness, Inc., Class A*	10,100	686,901
Sweetgreen, Inc., Class A (x)*	5,900	68,735
Wingstop, Inc.	3,600	269,172

		12,254,674

Household Durables (0.1%)
DR Horton, Inc.	5,000	330,950
Lennar Corp., Class A	6,557	462,727

		793,677

Internet & Direct Marketing Retail (3.0%)
Amazon.com, Inc.*	247,300	26,265,733
Deliveroo plc (m)*	15,100	16,619

		26,282,352

Multiline Retail (0.9%)
Dollar General Corp.	16,320	4,005,581
Dollar Tree, Inc.*	2,800	436,380
Ollie’s Bargain Outlet Holdings, Inc. (x)*	7,500	440,625
Target Corp.	17,500	2,471,525

		7,354,111

Specialty Retail (2.0%)
Burlington Stores, Inc.*	8,200	1,117,086
Home Depot, Inc. (The)	34,400	9,434,888
Industria de Diseno Textil SA	41,900	948,928
RH*	400	84,904
Signet Jewelers Ltd.	8,600	459,756
TJX Cos., Inc. (The)	69,500	3,881,575
Ulta Beauty, Inc.*	3,800	1,464,824
Warby Parker, Inc., Class A (x)*	23,100	260,106

		17,652,067

Textiles, Apparel & Luxury Goods (1.1%)
Capri Holdings Ltd.*	7,453	305,648
Crocs, Inc.*	8,400	408,828
LVMH Moet Hennessy Louis Vuitton SE	2,818	1,739,081
NIKE, Inc., Class B	48,800	4,987,360
Ralph Lauren Corp.	13,900	1,246,135
Tapestry, Inc.	38,100	1,162,812

		9,849,864

Total Consumer Discretionary		93,115,329

Consumer Staples (6.6%)
Beverages (2.5%)
Boston Beer Co., Inc. (The), Class A*	1,590	481,723
Celsius Holdings, Inc.*	1,200	78,312
Coca-Cola Co. (The)	128,419	8,078,839
Constellation Brands, Inc., Class A	12,888	3,003,677
Duckhorn Portfolio, Inc. (The)*	11,550	243,243
Keurig Dr Pepper, Inc.	12,084	427,653
Monster Beverage Corp.*	27,953	2,591,243
PepsiCo, Inc.	35,965	5,993,927
Pernod Ricard SA	3,212	594,977

		21,493,594

Food & Staples Retailing (1.5%)
Albertsons Cos., Inc., Class A	29,700	793,584
Cake Box Holdings plc (m)	12,400	27,174
Costco Wholesale Corp.	12,113	5,805,519
Grocery Outlet Holding Corp.*	6,737	287,198
Sysco Corp.	4,400	372,724
US Foods Holding Corp.*	9,144	280,538
Walgreens Boots Alliance, Inc.	1,843	69,850
Walmart, Inc.	45,692	5,555,233

		13,191,820

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Food Products (1.0%)
Bunge Ltd.	3,771	$341,992
Darling Ingredients, Inc.*	6,110	365,378
Freshpet, Inc.*	5,769	299,353
Hershey Co. (The)	6,700	1,441,572
Hotel Chocolat Group plc*	5,600	19,431
Lamb Weston Holdings, Inc.	7,900	564,534
McCormick & Co., Inc. (Non-Voting)	13,800	1,148,850
Mondelez International, Inc., Class A	53,879	3,345,347
Sovos Brands, Inc.*	14,118	224,053
TreeHouse Foods, Inc.*	7,500	313,650

		8,064,160

Household Products (1.3%)
Clorox Co. (The)	1,300	183,274
Procter & Gamble Co. (The)	78,295	11,258,038

		11,441,312

Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	6,748	1,718,513
Honest Co., Inc. (The)*	6,500	18,980
Olaplex Holdings, Inc. (x)*	3,800	53,542

		1,791,035

Tobacco (0.1%)
Philip Morris International, Inc.	11,000	1,086,140

Total Consumer Staples		57,068,061

Energy (4.3%)
Energy Equipment & Services (0.4%)
Halliburton Co.	50,900	1,596,224
Liberty Energy, Inc., Class A*	28,700	366,212
Schlumberger NV	47,200	1,687,872
Weatherford International plc*	9,800	207,466

		3,857,774

Oil, Gas & Consumable Fuels (3.9%)
Canadian Natural Resources Ltd.	61,400	3,299,439
Delek US Holdings, Inc.*	13,600	351,424
Exxon Mobil Corp.	163,600	14,010,704
Hess Corp.	32,500	3,443,050
Imperial Oil Ltd.	62,500	2,946,317
Kosmos Energy Ltd.*	199,800	1,236,762
MEG Energy Corp.*	236,500	3,274,107
Phillips 66	15,655	1,283,553
Tourmaline Oil Corp.	30,800	1,601,495
Valero Energy Corp.	23,400	2,486,952

		33,933,803

Total Energy		37,791,577

Financials (10.7%)
Banks (5.4%)
Bank of America Corp.	454,024	14,133,767
BankUnited, Inc.	5,400	192,078
BNP Paribas SA	16,287	775,472
Citizens Financial Group, Inc.	22,330	796,958
Comerica, Inc.	12,833	941,686
Eurobank Ergasias Services and Holdings SA*	833,375	742,013
First Horizon Corp.	34,200	747,612
JPMorgan Chase & Co.	37,928	4,271,072
M&T Bank Corp.	13,376	2,132,001
Piraeus Financial Holdings SA*	157,695	156,106
PNC Financial Services Group, Inc. (The)	12,376	1,952,561
Signature Bank	5,140	921,139
Silvergate Capital Corp., Class A*	1,700	91,001
Societe Generale SA	40,735	893,379
Standard Chartered plc	39,660	299,030
Sumitomo Mitsui Financial Group, Inc.	11,300	335,599
SVB Financial Group*	2,186	863,448
UniCredit SpA	82,099	787,245
US Bancorp	90,468	4,163,337
Wells Fargo & Co.	292,487	11,456,716

		46,652,220

Capital Markets (1.7%)
Bank of New York Mellon Corp. (The)	123,993	5,171,748
BlackRock, Inc.	4,383	2,669,422
Cboe Global Markets, Inc.	4,470	505,959
Goldman Sachs Group, Inc. (The)	3,703	1,099,865
Intercontinental Exchange, Inc.	28,255	2,657,100
State Street Corp.	19,655	1,211,731
StepStone Group, Inc., Class A	18,863	491,004
TMX Group Ltd.	4,300	437,617
Virtu Financial, Inc., Class A	36,603	856,876

		15,101,322

Consumer Finance (0.6%)
American Express Co.	18,786	2,604,116
Capital One Financial Corp.	15,911	1,657,767
OneMain Holdings, Inc.	30,658	1,145,996

		5,407,879

Diversified Financial Services (0.5%)
Berkshire Hathaway, Inc., Class A*	4	1,635,800
Berkshire Hathaway, Inc., Class B*	9,360	2,555,467

		4,191,267

Insurance (2.5%)
AIA Group Ltd.	26,800	294,375
Arthur J Gallagher & Co.	13,576	2,213,431
Chubb Ltd.	5,600	1,100,848
Globe Life, Inc.	19,385	1,889,456
Hartford Financial Services Group, Inc. (The)	36,887	2,413,517
Marsh & McLennan Cos., Inc.	24,929	3,870,227
Prudential plc	13,918	173,126
Travelers Cos., Inc. (The)	56,840	9,613,349

		21,568,329

Total Financials		92,921,017

Health Care (14.6%)
Biotechnology (2.5%)
Amgen, Inc.	30,680	7,464,444
Horizon Therapeutics plc*	26,369	2,103,192
Legend Biotech Corp. (ADR)*	26,533	1,459,315
Regeneron Pharmaceuticals, Inc.*	5,257	3,107,570
Seagen, Inc.*	3,176	561,962
Vertex Pharmaceuticals, Inc.*	24,727	6,967,821

		21,664,304

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Equipment & Supplies (2.5%)
Abbott Laboratories	66,077	$7,179,266
Boston Scientific Corp.*	90,252	3,363,692
Demant A/S*	34,700	1,302,555
Edwards Lifesciences Corp.*	17,087	1,624,803
Intuitive Surgical, Inc.*	9,863	1,979,603
ResMed, Inc.	20,168	4,227,818
Stryker Corp.	8,952	1,780,821

		21,458,558

Health Care Providers & Services (4.4%)
agilon health, Inc.*	107,331	2,343,036
AmerisourceBergen Corp.	37,833	5,352,613
HCA Healthcare, Inc.	2,254	378,807
Humana, Inc.	9,105	4,261,777
Option Care Health, Inc.*	110,827	3,079,882
Surgery Partners, Inc.*	83,703	2,420,691
UnitedHealth Group, Inc.	39,500	20,288,385

		38,125,191

Life Sciences Tools & Services (1.1%)
Thermo Fisher Scientific, Inc.	18,446	10,021,343

Pharmaceuticals (4.1%)
AstraZeneca plc (ADR)	47,667	3,149,359
Bristol-Myers Squibb Co.	114,968	8,852,536
Eli Lilly and Co.	37,682	12,217,635
Roche Holding AG	7,718	2,576,482
Royalty Pharma plc, Class A	117,878	4,955,591
Zoetis, Inc.	23,700	4,073,793

		35,825,396

Total Health Care		127,094,792

Industrials (8.1%)
Aerospace & Defense (1.7%)
Boeing Co. (The)*	56,245	7,689,816
Lockheed Martin Corp.	4,815	2,070,257
Northrop Grumman Corp.	4,859	2,325,372
Raytheon Technologies Corp.	29,909	2,874,554

		14,959,999

Air Freight & Logistics (1.0%)
FedEx Corp.	31,980	7,250,186
United Parcel Service, Inc., Class B	7,510	1,370,875

		8,621,061

Building Products (0.1%)
JELD-WEN Holding, Inc.*	54,800	799,532
Johnson Controls International plc	1,400	67,032

		866,564

Commercial Services & Supplies (0.3%)
CoreCivic, Inc. (REIT)*	99,300	1,103,223
GEO Group, Inc. (The) (REIT) (x)*	205,200	1,354,320

		2,457,543

Construction & Engineering (0.2%)
AECOM	13,287	866,578
API Group Corp.*	28,258	423,022

		1,289,600

Electrical Equipment (0.5%)
Fluence Energy, Inc. (x)*	7,858	74,494
Sensata Technologies Holding plc	108,878	4,497,750
Vertiv Holdings Co.	18,500	152,070

		4,724,314

Industrial Conglomerates (1.2%)
3M Co.	15,833	2,048,949
General Electric Co.	119,653	7,618,306
Honeywell International, Inc.	5,227	908,505

		10,575,760

Machinery (1.4%)
Allison Transmission Holdings, Inc.	105,289	4,048,362
Caterpillar, Inc.	28,976	5,179,750
Flowserve Corp.	59,548	1,704,859
Fortive Corp.	21,887	1,190,215
PACCAR, Inc.	5,310	437,226

		12,560,412

Marine (0.1%)
Genco Shipping & Trading Ltd.	12,291	237,462
Star Bulk Carriers Corp. (x)	8,850	221,162

		458,624

Professional Services (0.5%)
Dun & Bradstreet Holdings, Inc.*	20,889	313,962
Equifax, Inc.	5,690	1,040,018
Nielsen Holdings plc	121,300	2,816,586

		4,170,566

Road & Rail (1.1%)
CSX Corp.	34,710	1,008,673
Norfolk Southern Corp.	20,660	4,695,811
Uber Technologies, Inc.*	86,065	1,760,890
Union Pacific Corp.	10,084	2,150,715

		9,616,089

Total Industrials		70,300,532

Information Technology (24.8%)
Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	36,300	2,336,994

IT Services (3.4%)
Affirm Holdings, Inc. (x)*	11,500	207,690
Block, Inc., Class A*	28,800	1,770,048
Capgemini SE	10,400	1,798,462
Cognizant Technology Solutions Corp., Class A	60,100	4,056,149
Dlocal Ltd. (x)*	9,600	252,000
EPAM Systems, Inc.*	4,600	1,355,988
Mastercard, Inc., Class A	6,900	2,176,812
MongoDB, Inc.*	8,100	2,101,950
Snowflake, Inc., Class A*	5,400	750,924
Twilio, Inc., Class A (x)*	11,900	997,339
Visa, Inc., Class A	68,000	13,388,520
Wix.com Ltd.*	11,400	747,270
Worldline SA (m)*	7,400	273,747

		29,876,899

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (4.5%)
ASML Holding NV	3,200	$1,544,409
Lam Research Corp.	8,424	3,589,888
Marvell Technology, Inc.	40,200	1,749,906
MediaTek, Inc.	44,000	958,286
Microchip Technology, Inc.	53,200	3,089,856
Micron Technology, Inc.	80,600	4,455,568
NVIDIA Corp.	81,400	12,339,426
NXP Semiconductors NV	15,900	2,353,677
Renesas Electronics Corp.*	250,400	2,259,084
Silergy Corp.	8,000	637,952
SolarEdge Technologies, Inc.*	7,500	2,052,600
Taiwan Semiconductor Manufacturing Co. Ltd.	239,000	3,806,463

		38,837,115

Software (10.7%)
Adobe, Inc.*	21,300	7,797,078
Autodesk, Inc.*	19,500	3,353,220
Black Knight, Inc.*	9,100	595,049
Coupa Software, Inc.*	11,200	639,520
Elastic NV*	14,000	947,380
Five9, Inc.*	12,600	1,148,364
HubSpot, Inc.*	6,700	2,014,355
Intuit, Inc.	12,500	4,818,000
Microsoft Corp.	238,400	61,228,272
Salesforce, Inc.*	41,500	6,849,160
Synopsys, Inc.*	9,200	2,794,040
Workday, Inc., Class A*	9,500	1,326,010

		93,510,448

Technology Hardware, Storage & Peripherals (5.9%)
Apple, Inc.	372,200	50,887,184

Total Information Technology		215,448,640

Materials (2.5%)
Chemicals (1.4%)
Air Products and Chemicals, Inc.	6,762	1,626,126
CF Industries Holdings, Inc.	26,520	2,273,560
DuPont de Nemours, Inc.	14,340	797,017
Ecolab, Inc.	7,981	1,227,158
International Flavors & Fragrances, Inc.	10,831	1,290,189
Linde plc	8,818	2,535,439
Olin Corp.	20,720	958,922
Sherwin-Williams Co. (The)	6,721	1,504,899

		12,213,310

Construction Materials (0.3%)
Martin Marietta Materials, Inc.	3,623	1,084,147
Summit Materials, Inc., Class A*	46,229	1,076,673
Vulcan Materials Co.	6,280	892,388

		3,053,208

Containers & Packaging (0.2%)
Crown Holdings, Inc.	15,309	1,411,031

Metals & Mining (0.6%)
Alcoa Corp.	10,110	460,814
First Quantum Minerals Ltd.	50,350	955,211
Freeport-McMoRan, Inc.	60,394	1,767,128
Newmont Corp.	25,742	1,536,025
Reliance Steel & Aluminum Co.	4,420	750,781

		5,469,959

Total Materials		22,147,508

Real Estate (3.0%)
Equity Real Estate Investment Trusts (REITs) (2.8%)
Alexandria Real Estate Equities, Inc. (REIT)	325	47,135
American Tower Corp. (REIT)	15,745	4,024,265
Corporate Office Properties Trust (REIT)	19,320	505,991
Crown Castle International Corp. (REIT)	30,652	5,161,184
CubeSmart (REIT)	16,798	717,611
Equity LifeStyle Properties, Inc. (REIT)	22,884	1,612,635
Essex Property Trust, Inc. (REIT)	3,516	919,469
Host Hotels & Resorts, Inc. (REIT)	36,075	565,656
Invitation Homes, Inc. (REIT)	40,231	1,431,419
Kilroy Realty Corp. (REIT)	1,419	74,256
Life Storage, Inc. (REIT)	2,822	315,104
Mid-America Apartment Communities, Inc. (REIT)	5,343	933,262
Prologis, Inc. (REIT)	24,265	2,854,777
Simon Property Group, Inc. (REIT)	1,586	150,543
Ventas, Inc. (REIT)	19,264	990,748
Washington REIT (REIT)	19,168	408,470
Welltower, Inc. (REIT)	44,867	3,694,797

		24,407,322

Real Estate Management & Development (0.2%)
Cushman & Wakefield plc*	105,596	1,609,283
WeWork, Inc. (x)*	59,747	299,930

		1,909,213

Total Real Estate		26,316,535

Utilities (3.0%)
Electric Utilities (2.1%)
Constellation Energy Corp.	21,766	1,246,321
Edison International	19,600	1,239,504
Entergy Corp.	5,200	585,728
Evergy, Inc.	13,800	900,450
Exelon Corp.	43,500	1,971,420
FirstEnergy Corp.	36,500	1,401,235
NextEra Energy, Inc.	65,700	5,089,122
PG&E Corp.*	147,600	1,473,048
PPL Corp.	40,200	1,090,626
Southern Co. (The)	43,500	3,101,985

		18,099,439

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	58,600	1,231,186

Multi-Utilities (0.8%)
CenterPoint Energy, Inc.	32,100	949,518
Dominion Energy, Inc.	23,860	1,904,267
NiSource, Inc.	32,500	958,425
Public Service Enterprise Group, Inc.	14,400	911,232
Sempra Energy	15,500	2,329,185

		7,052,627

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Total Utilities		$26,383,252

Total Common Stocks (97.4%) (Cost $755,185,559)		847,534,891

EXCHANGE TRADED FUND (ETF):
Equity (0.6%)
iShares Core S&P 500 ETF	14,600	5,535,590

Total Exchange Traded Fund (0.6%) (Cost $5,759,265)		5,535,590

MASTER LIMITED PARTNERSHIPS:
Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Genesis Energy LP	94,100	754,682

Total Energy		754,682

Industrials (0.0%)†
Marine (0.0%)†
Navios Maritime Partners LP	3,706	85,238

Total Industrials		85,238

Total Master Limited Partnerships (0.1%) (Cost $1,121,599)		839,920

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.3%)
Deutsche Bank Securities, Inc., 1.45%, dated 6/30/22, due 7/1/22, repurchase price $1,305,145, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $1,331,194. (xx)	$1,305,092	1,305,092
MetLife, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $1,000,042, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-11/15/47; total market value $1,020,451. (xx)	1,000,000	1,000,000
TD Prime Services LLC, 1.65%, dated 6/30/22, due 7/1/22, repurchase price $300,014, collateralized by various Common Stocks; total market value $332,332. (xx)	300,000	300,000

Total Repurchase Agreements		2,605,092

Total Short-Term Investments (0.3%) (Cost $2,605,092)		2,605,092

Total Investments in Securities (98.4%) (Cost $764,671,515)		856,515,493
Other Assets Less Liabilities (1.6%)		13,496,092

Net Assets (100%)		$870,011,585

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2022, the market value of these securities amounted to $676,188 or 0.1% of net assets.

(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $2,767,792. This was collateralized by $253,861 of various U.S. Government Treasury Securities, ranging from 0.125% - 4.750%, maturing 1/15/23 - 5/15/52 and by cash of $2,605,092 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$78,316,283	$631,365	$—	$78,947,648
Consumer Discretionary	90,410,701	2,704,628	—	93,115,329
Consumer Staples	56,426,479	641,582	—	57,068,061
Energy	37,791,577	—	—	37,791,577
Financials	88,464,672	4,456,345	—	92,921,017
Health Care	123,215,755	3,879,037	—	127,094,792
Industrials	70,300,532	—	—	70,300,532
Information Technology	204,170,237	11,278,403	—	215,448,640
Materials	22,147,508	—	—	22,147,508
Real Estate	26,316,535	—	—	26,316,535
Utilities	26,383,252	—	—	26,383,252
Exchange Traded Fund	5,535,590	—	—	5,535,590
Master Limited Partnerships
Energy	754,682	—	—	754,682
Industrials	85,238	—	—	85,238
Short-Term Investments
Repurchase Agreements	—	2,605,092	—	2,605,092

Total Assets	$830,319,041	$26,196,452	$—	$856,515,493

Total Liabilities	$—	$—	$—	$—

Total	$830,319,041	$26,196,452	$—	$856,515,493

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$15,188	$15,188

Total	$15,188	$15,188

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$4	$4

Total	$4	$4

^ This Portfolio held forward foreign currency contracts for hedging.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $111,000 for one month during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 13%)*	$296,212,673
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 11%)*	$321,929,129

*	During the six months ended June 30, 2022, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total purchases and/or Sales).

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$163,447,433
Aggregate gross unrealized depreciation	(73,600,536)

Net unrealized appreciation	$89,846,897

Federal income tax cost of investments in securities and derivative instruments, if applicable	$766,668,596

For the six months ended June 30, 2022, the Portfolio incurred approximately $35,852 as brokerage commissions with National Financial

Services LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $762,066,423)	$853,910,401
Repurchase Agreements (Cost $2,605,092)	2,605,092
Cash	15,545,968
Foreign cash (Cost $167,806)	162,193
Receivable for securities sold	3,176,919
Dividends, interest and other receivables	774,423
Receivable for Portfolio shares sold	167,587
Securities lending income receivable	5,624
Other assets	11,097

Total assets	876,359,304

LIABILITIES
Payable for securities purchased	2,888,889
Payable for return of collateral on securities loaned	2,605,092
Investment management fees payable	362,801
Distribution fees payable – Class IB	184,723
Payable for Portfolio shares redeemed	170,872
Administrative fees payable	68,395
Accrued expenses	66,947

Total liabilities	6,347,719

NET ASSETS	$870,011,585

Net assets were comprised of:
Paid in capital	$729,112,284
Total distributable earnings (loss)	140,899,301

Net assets	$870,011,585

Class IB
Net asset value, offering and redemption price per share, $867,853,935 / 20,561,806 shares outstanding (unlimited amount authorized: $0.01 par value)	$42.21

Class K
Net asset value, offering and redemption price per share, $2,157,650 / 49,341 shares outstanding (unlimited amount authorized: $0.01 par value)	$43.73

(x)	Includes value of securities on loan of $2,767,792.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (net of $124,622 foreign withholding tax)	$6,414,947
Interest	5,871
Securities lending (net)	60,373

Total income	6,481,191

EXPENSES
Investment management fees	2,645,408
Distribution fees – Class IB	1,245,232
Administrative fees	456,865
Custodian fees	56,883
Professional fees	43,889
Printing and mailing expenses	23,600
Trustees’ fees	15,644
Miscellaneous	10,181

Gross expenses	4,497,702
Less: Waiver from investment manager	(163,042)

Net expenses	4,334,660

NET INVESTMENT INCOME (LOSS)	2,146,531

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	32,153,673
Forward foreign currency contracts	15,188
Foreign currency transactions	(35,231)

Net realized gain (loss)	32,133,630

Change in unrealized appreciation (depreciation) on:
Investments in securities	(281,079,404)
Forward foreign currency contracts	4
Foreign currency translations	(9,969)

Net change in unrealized appreciation (depreciation)	(281,089,369)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(248,955,739)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(246,809,208)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,146,531	$3,540,297
Net realized gain (loss)	32,133,630	108,534,129
Net change in unrealized appreciation (depreciation)	(281,089,369)	124,270,907

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(246,809,208)	236,345,333

Distributions to shareholders:
Class IB	—	(117,063,521)
Class K	—	(284,902)

Total distributions to shareholders	—	(117,348,423)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 347,761 and 677,685 shares, respectively ]	16,828,481	36,591,261
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,187,694 shares, respectively ]	—	117,063,521
Capital shares repurchased [ (752,387) and (1,816,589) shares, respectively ]	(36,553,707)	(98,547,209)

Total Class IB transactions	(19,725,226)	55,107,573

Class K
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,148 shares, respectively ]	—	284,902
Capital shares repurchased [ (733) and (1,040) shares, respectively ]	(37,272)	(58,004)

Total Class K transactions	(37,272)	226,898

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(19,762,498)	55,334,471

TOTAL INCREASE (DECREASE) IN NET ASSETS	(266,571,706)	174,331,381
NET ASSETS:
Beginning of period	1,136,583,291	962,251,910

End of period	$870,011,585	$1,136,583,291

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,						October 22, 2018* to December 31, 2018
Class IB			2021		2020		2019
Net asset value, beginning of period	$54.08		$48.20		$39.87		$30.69		$34.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.18	(bb)	0.28	(1)	0.32		0.07
Net realized and unrealized gain (loss)	(11.97)		11.80		10.14		9.21		(3.99)

Total from investment operations	(11.87)		11.98		10.42		9.53		(3.92)

Less distributions:
Dividends from net investment income	—		(0.21)		(0.30)		(0.35)		(0.08)
Distributions from net realized gains	—		(5.89)		(1.79)		—		—

Total dividends and distributions	—		(6.10)		(2.09)		(0.35)		(0.08)

Net asset value, end of period	$42.21		$54.08		$48.20		$39.87		$30.69

Total return (b)	(21.95)%		25.22%		26.32%		31.09%		(11.31)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$867,854		$1,133,781		$959,968		$810,059		$655,008
Ratio of expenses to average net assets:
After waivers (a)(f)	0.87	%(j)	0.87	%(j)	0.87	%(j)	0.87	%(j)	0.87	%(j)
Before waivers (a)(f)	0.90%		0.90%		0.92%		0.94%		0.95%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.43%		0.33	%(cc)	0.68	%(aa)	0.90%		1.12	%(l)
Before waivers (a)(f)	0.40%		0.30	%(cc)	0.63	%(aa)	0.84%		1.03	%(l)
Portfolio turnover rate^	29	%(z)	53%		88%		72%		88	%(z)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,						October 22, 2018* to December 31, 2018
Class K			2021		2020		2019
Net asset value, beginning of period	$55.96		$49.68		$41.02		$31.56		$35.67

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17		0.33	(bb)	0.39	(1)	0.41		0.09
Net realized and unrealized gain (loss)	(12.40)		12.18		10.46		9.49		(4.10)

Total from investment operations	(12.23)		12.51		10.85		9.90		(4.01)

Less distributions:
Dividends from net investment income	—		(0.34)		(0.40)		(0.44)		(0.10)
Distributions from net realized gains	—		(5.89)		(1.79)		—		—

Total dividends and distributions	—		(6.23)		(2.19)		(0.44)		(0.10)

Net asset value, end of period	$43.73		$55.96		$49.68		$41.02		$31.56

Total return (b)	(21.85)%		25.53%		26.64%		31.41%		(11.26)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,158		$2,802		$2,283		$1,958		$4,373
Ratio of expenses to average net assets:
After waivers (a)(f)	0.62	%(j)	0.62	%(j)	0.62	%(j)	0.62	%(j)	0.62	%(j)
Before waivers (a)(f)	0.65%		0.65%		0.67%		0.69%		0.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.68%		0.58	%(cc)	0.93	%(aa)	1.13%		1.37	%(l)
Before waivers (a)(f)	0.65%		0.55	%(cc)	0.88	%(aa)	1.06%		1.28	%(l)
Portfolio turnover rate^	29	%(z)	53%		88%		72%		88	%(z)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.23 and $0.34 for Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.87% for Class IB and 0.62% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.13% lower.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.13 and $0.28 for Class IB and Class K respectively.
(cc)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.09% lower.

See Notes to Financial Statements.

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Exchange Traded Funds	91.0%
Repurchase Agreement	20.3
Investment Companies	10.0
Cash and Other	(21.3)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$821.10	$5.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.16	5.69

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.14%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (50.2%)
iShares Core MSCI EAFE ETF	181,364	$10,673,271
iShares Core S&P Mid-Cap ETF	47,600	10,768,548
iShares Russell 2000 ETF (x)	63,718	10,791,281
Vanguard S&P 500 ETF	43,740	15,172,531

Total Equity		47,405,631

Fixed Income (40.8%)
Vanguard Intermediate-Term Corporate Bond ETF (x)	480,893	38,481,058

Total Exchange Traded Funds (91.0%) (Cost $89,223,214)		85,886,689

SHORT-TERM INVESTMENTS:
Investment Companies (10.0%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	2,000,000	2,000,000
JPMorgan Prime Money Market Fund, IM Shares	7,454,406	7,455,897

Total Investment Companies		9,455,897

	Principal Amount	Value (Note 1)
Repurchase Agreement (20.3%)
Deutsche Bank Securities, Inc., 1.45%, dated 6/30/22, due 7/1/22, repurchase price $19,155,427, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $19,537,748. (xx)	$19,154,655	19,154,655

Total Short-Term Investments (30.3%) (Cost $28,611,566)		28,610,552

Total Investments in Securities (121.3%) (Cost $117,834,780)		114,497,241
Other Assets Less Liabilities (-21.3%)		(20,133,140)

Net Assets (100%)		$94,364,101

(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $26,434,699. This was collateralized by $5,843,992 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.750%, maturing 1/15/23 – 5/15/52 and by cash of $21,154,655 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

Futures contracts outstanding as of June 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
S&P 500 E-Mini Index	(24)	9/2022	USD	(4,547,400)	9,682

					9,682

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$85,886,689	$—	$—	$85,886,689
Futures	9,682	—	—	9,682
Short-Term Investments
Investment Companies	9,455,897	—	—	9,455,897
Repurchase Agreement	—	19,154,655	—	19,154,655

Total Assets	$95,352,268	$19,154,655	$—	$114,506,923

Total Liabilities	$—	$—	$—	$—

Total	$95,352,268	$19,154,655	$—	$114,506,923

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$9,682	*

Total		$9,682

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(1,007,168)	$(1,007,168)

Total	$(1,007,168)	$(1,007,168)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(33,903)	$(33,903)

Total	$(33,903)	$(33,903)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $2,787,000 during the six months ended June 30, 2022.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$29,619,525
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$20,972,761

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,653,507
Aggregate gross unrealized depreciation	(6,248,873)

Net unrealized depreciation	$(4,595,366)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$119,102,289

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $98,680,125)	$95,342,586
Repurchase Agreements (Cost $19,154,655)	19,154,655
Cash	534,492
Due from broker for futures variation margin	463,536
Dividends, interest and other receivables	69,621
Receivable for Portfolio shares sold	29,818
Securities lending income receivable	4,778
Other assets	4,463

Total assets	115,603,949

LIABILITIES
Payable for return of collateral on securities loaned	21,154,655
Investment management fees payable	51,939
Distribution fees payable – Class IB	19,458
Administrative fees payable	9,549
Trustees’ fees payable	84
Payable for Portfolio shares redeemed	65
Accrued expenses	4,098

Total liabilities	21,239,848

NET ASSETS	$94,364,101

Net assets were comprised of:
Paid in capital	$102,042,837
Total distributable earnings (loss)	(7,678,736)

Net assets	$94,364,101

Class IB
Net asset value, offering and redemption price per share, $94,364,101 / 9,101,665 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.37

(x)	Includes value of securities on loan of $26,434,699.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends	$895,932
Securities lending (net)	32,925

Total income	928,857

EXPENSES
Investment management fees	382,256
Distribution fees – Class IB	119,455
Administrative fees	57,295
Professional fees	26,359
Printing and mailing expenses	9,665
Custodian fees	3,984
Trustees’ fees	1,451
Interest expense	373
Miscellaneous	664

Gross expenses	601,502
Less: Waiver from investment manager	(59,284)

Net expenses	542,218

NET INVESTMENT INCOME (LOSS)	386,639

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(447,953)
Net distributions of realized gain received from underlying funds	829
Futures contracts	(1,007,168)

Net realized gain (loss)	(1,454,292)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(17,808,775)
Futures contracts	(33,903)

Net change in unrealized appreciation (depreciation)	(17,842,678)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(19,296,970)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(18,910,331)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$386,639	$618,380
Net realized gain (loss)	(1,454,292)	2,224,618
Net change in unrealized appreciation (depreciation)	(17,842,678)	4,385,179

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(18,910,331)	7,228,177

Distributions to shareholders:
Class IB	—	(3,333,764)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,412,201 and 3,093,255 shares, respectively ]	16,056,625	39,075,236
Capital shares issued in reinvestment of dividends and distributions [ 0 and 266,571 shares, respectively ]	—	3,333,764
Capital shares repurchased [ (151,403) and (190,734) shares, respectively ]	(1,773,275)	(2,337,638)

Total Class IB transactions	14,283,350	40,071,362

Class K (b)
Capital shares repurchased [ 0 and (1,017,905) shares, respectively ]	—	(12,347,251)

Total Class K transactions	—	(12,347,251)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	14,283,350	27,724,111

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,626,981)	31,618,524
NET ASSETS:
Beginning of period	98,991,082	67,372,558

End of period	$94,364,101	$98,991,082

(b) After the close of business on March 23, 2021, operations for Class K ceased and shares of seed capital were fully redeemed.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,				February 1, 2019* to December 31, 2019
Class IB			2021		2020
Net asset value, beginning of period	$12.63		$11.84		$11.19		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.05		0.10		0.11		0.20
Net realized and unrealized gain (loss)	(2.31)		1.14		0.64		1.16

Total from investment operations	(2.26)		1.24		0.75		1.36

Less distributions:
Dividends from net investment income	—		(0.07)		(0.10)		(0.12)
Distributions from net realized gains	—		(0.38)		—	#	(0.05)

Total dividends and distributions	—		(0.45)		(0.10)		(0.17)

Net asset value, end of period	$10.37		$12.63		$11.84		$11.19

Total return (b)	(17.89)%		10.58%		6.73%		13.55%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$94,364		$98,991		$55,317		$24,218
Ratio of expenses to average net assets:
After waivers (a)(f)	1.14	%(g)(j)	1.13	%(g)(k)	1.13	%(k)	1.13	%(k)
Before waivers (a)(f)	1.26	%(g)	1.28	%(g)	1.35%		1.74%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	0.81%		0.83%		0.99%		2.04	%(l)
Before waivers (a)(f)(x)	0.69%		0.69%		0.76%		1.44	%(l)
Portfolio turnover rate^	23	%(z)	38%		80%		40	%(z)

Class K	January 1, 2021 to March 23, 2021‡		Year Ended December 31, 2020		February 1, 2019* to December 31, 2019
Net asset value, beginning of period	$11.84		$11.19		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.12		0.20
Net realized and unrealized gain (loss)	0.23		0.65		1.18

Total from investment operations	0.23		0.77		1.38

Less distributions:
Dividends from net investment income	—		(0.12)		(0.14)
Distributions from net realized gains	—		—	#	(0.05)

Total dividends and distributions	—		(0.12)		(0.19)

Net asset value, end of period	$12.07		$11.84		$11.19

Total return (b)	1.94%		6.98%		13.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$12,056		$11,262
Ratio of expenses to average net assets:
After waivers (a)(f)	0.89	%(g)(k)	0.88	%(k)	0.87	%(k)
Before waivers (a)(f)	1.05	%(g)	1.11%		1.58%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.15)%		1.15%		2.04	%(l)
Before waivers (a)(f)(x)	(0.31)%		0.92%		1.33	%(l)
Portfolio turnover rate^	38%		80%		40	%(z)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
#	Per share amount is less than $0.005.
‡	After the close of business on March 23, 2021 operations for Class K ceased and shares were fully redeemed. The shares are no longer operational, but are still registered.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB and 0.95% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/FRANKLIN GROWTH ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	Market Value	% of Net Assets
Exchange Traded Funds	$65,724,760	97.5%
Repurchase Agreement	6,941,210	10.3
Investment Company	1,855,699	2.8
Cash and Other	(7,144,379)	(10.6)

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$830.30	$5.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.23	5.62

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.12%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/FRANKLIN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (64.3%)
iShares Core MSCI EAFE ETF	204,969	$12,062,426
iShares Core S&P 500 ETF	29,911	11,340,756
iShares Core S&P Mid-Cap ETF (x)	11,786	2,666,347
iShares MSCI EAFE ETF (x)	74,974	4,685,125
iShares Russell 2000 ETF (x)	7,565	1,281,208
SPDR S&P 500 ETF Trust (x)	30,068	11,343,153

Total Equity		43,379,015

Fixed Income (33.2%)
Vanguard Intermediate-Term Corporate Bond ETF	279,252	22,345,745

Total Exchange Traded Funds (97.5%) (Cost $68,249,535)		65,724,760

SHORT-TERM INVESTMENTS:
Investment Company (2.8%)
JPMorgan Prime Money Market Fund, IM Shares	1,855,328	1,855,699

	Principal Amount	Value (Note 1)
Repurchase Agreement (10.3%)
Deutsche Bank Securities, Inc., 1.45%, dated 6/30/22, due 7/1/22, repurchase price $6,941,489, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $7,080,034. (xx)	$6,941,210	6,941,210

Total Short-Term Investments (13.1%) (Cost $8,796,941)		8,796,909

Total Investments in Securities (110.6%) (Cost $77,046,476)		74,521,669
Other Assets Less Liabilities (-10.6%)		(7,144,379)

Net Assets (100%)		$67,377,290

(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $7,992,989. This was collateralized by $1,278,490 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.750%, maturing 10/31/22 – 5/15/52 and by cash of $6,941,210 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

Futures contracts outstanding as of June 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note	12	9/2022	USD	1,347,000	30,812

					30,812

Short Contracts
S&P 500 E-Mini Index	(56)	9/2022	USD	(10,610,600)	484,254

					484,254

					515,066

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$65,724,760	$—	$—	$65,724,760
Futures	515,066	—	—	515,066
Short-Term Investments
Investment Company	1,855,699	—	—	1,855,699
Repurchase Agreement	—	6,941,210	—	6,941,210

Total Assets	$68,095,525	$6,941,210	$—	$75,036,735

Total Liabilities	$—	$—	$—	$—

Total	$68,095,525	$6,941,210	$—	$75,036,735

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$30,812	*
Equity contracts	Receivables, Net assets – Unrealized appreciation	484,254	*

Total		$515,066

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$3,482	$3,482
Equity contracts	(88,487)	(88,487)

Total	$(85,005)	$(85,005)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$30,812	$30,812
Equity contracts	484,254	484,254

Total	$515,066	$515,066

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $7,008,000 for four months during the six months ended June 30, 2022.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$10,994,964
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,313,577

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,278,844
Aggregate gross unrealized depreciation	(5,310,703)

Net unrealized depreciation	$(2,031,859)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$77,068,594

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $70,105,266)	$67,580,459
Repurchase Agreements (Cost $6,941,210)	6,941,210
Cash	500,000
Cash held as collateral at broker for futures	207,373
Due from broker for futures variation margin	515,295
Receivable for securities sold	402,387
Receivable for Portfolio shares sold	223,687
Dividends, interest and other receivables	50,307
Securities lending income receivable	5,269
Other assets	4,201

Total assets	76,430,188

LIABILITIES
Payable for return of collateral on securities loaned	6,941,210
Payable for securities purchased	2,042,600
Investment management fees payable	35,133
Distribution fees payable – Class IB	13,952
Administrative fees payable	6,847
Payable for Portfolio shares redeemed	105
Trustees’ fees payable	66
Accrued expenses	12,985

Total liabilities	9,052,898

NET ASSETS	$67,377,290

Net assets were comprised of:
Paid in capital	$72,023,518
Total distributable earnings (loss)	(4,646,228)

Net assets	$67,377,290

Class IB
Net asset value, offering and redemption price per share, $67,377,290 / 6,652,925 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.13

(x)	Includes value of securities on loan of $7,992,989.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends	$799,779
Interest	281
Securities lending (net)	19,559

Total income	819,619

EXPENSES
Investment management fees	277,262
Distribution fees – Class IB	86,644
Administrative fees	41,551
Professional fees	26,010
Printing and mailing expenses	9,272
Custodian fees	2,653
Trustees’ fees	1,052
Miscellaneous	403

Gross expenses	444,847
Less: Waiver from investment manager	(56,083)

Net expenses	388,764

NET INVESTMENT INCOME (LOSS)	430,855

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(36,418)
Net distributions of realized gain received from underlying funds	517
Futures contracts	(85,005)

Net realized gain (loss)	(120,906)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(13,822,705)
Futures contracts	515,066

Net change in unrealized appreciation (depreciation)	(13,307,639)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(13,428,545)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(12,997,690)

See Notes to Financial Statements.

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EQ/FRANKLIN GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$430,855	$633,375
Net realized gain (loss)	(120,906)	2,945,908
Net change in unrealized appreciation (depreciation)	(13,307,639)	3,129,537

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(12,997,690)	6,708,820

Distributions to shareholders:
Class IB	—	(2,738,094)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 833,718 and 1,631,332 shares, respectively ]	9,272,889	19,970,134
Capital shares issued in reinvestment of dividends and distributions [ 0 and 226,641 shares, respectively ]	—	2,738,094
Capital shares repurchased [ (86,165) and (101,164) shares, respectively ]	(922,308)	(1,217,353)

Total Class IB transactions	8,350,581	21,490,875

Class K (b)
Capital shares repurchased [ 0 and (1,017,925) shares, respectively ]	—	(11,850,183)

Total Class K transactions	—	(11,850,183)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	8,350,581	9,640,692

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,647,109)	13,611,418
NET ASSETS:
Beginning of period	72,024,399	58,412,981

End of period	$67,377,290	$72,024,399

(b) After the close of business on March 22, 2021, operations for Class K ceased and shares of seed capital were fully redeemed.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,				February 1, 2019* to December 31, 2019
Class IB			2021		2020
Net asset value, beginning of period	$12.20		$11.31		$11.24		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.07		0.13		0.11		0.22
Net realized and unrealized gain (loss)	(2.14)		1.25		0.06		1.18

Total from investment operations	(2.07)		1.38		0.17		1.40

Less distributions:
Dividends from net investment income	—		(0.09)		(0.10)		(0.13)
Distributions from net realized gains	—		(0.40)		—		(0.03)

Total dividends and distributions	—		(0.49)		(0.10)		(0.16)

Net asset value, end of period	$10.13		$12.20		$11.31		$11.24

Total return (b)	(16.97)%		12.24%		1.58%		13.98%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$67,377		$72,024		$46,902		$24,154
Ratio of expenses to average net assets:
After waivers (a)(f)	1.12	%(j)	1.12	%(k)	1.14	%(k)	1.14	%(k)
Before waivers (a)(f)	1.28%		1.30%		1.37%		1.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	1.24%		1.10%		1.01%		2.25	%(l)
Before waivers (a)(f)(x)	1.08%		0.92%		0.78%		1.69	%(l)
Portfolio turnover rate^	3	%(z)	38%		17%		24	%(z)

Class K	January 1, 2021 to March 22, 2021‡		Year Ended December 31, 2020		February 1, 2019* to December 31, 2019
Net asset value, beginning of period	$11.31		$11.24		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.12		0.21
Net realized and unrealized gain (loss)	0.33		0.08		1.21

Total from investment operations	0.33		0.20		1.42

Less distributions:
Dividends from net investment income	—		(0.13)		(0.15)
Distributions from net realized gains	—		—		(0.03)

Total dividends and distributions	—		(0.13)		(0.18)

Net asset value, end of period	$11.64		$11.31		$11.24

Total return (b)	2.92%		1.81%		14.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$11,511		$11,312
Ratio of expenses to average net assets:
After waivers (a)(f)	0.89	%(k)	0.89	%(k)	0.88	%(k)
Before waivers (a)(f)	1.06%		1.12%		1.59%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.08)%		1.17%		2.15	%(l)
Before waivers (a)(f)(x)	(0.25)%		0.94%		1.45	%(l)
Portfolio turnover rate^	38%		17%		24	%(z)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
#	Per share amount is less than $0.005.
‡	After the close of business on March 22, 2021 operations for Class K ceased and shares were fully redeemed. The shares are no longer operational, but are still registered.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB and 0.95% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
U.S. Treasury Obligations	43.8%
Exchange Traded Funds	32.8
Information Technology	5.8
Health Care	3.3
Repurchase Agreements	2.4
Financials	2.4
Consumer Discretionary	2.3
Communication Services	1.9
Industrials	1.7
Consumer Staples	1.5
Energy	0.9
Utilities	0.7
Real Estate	0.6
Materials	0.6
Cash and Other	(0.7)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$858.50	$5.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.98	5.87

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.17%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.9%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.	10,449	$219,011
Lumen Technologies, Inc. (x)	1,393	15,198
Verizon Communications, Inc.	6,131	311,148

		545,357

Entertainment (0.3%)
Activision Blizzard, Inc.	1,140	88,760
Electronic Arts, Inc.	410	49,876
Live Nation Entertainment, Inc.*	200	16,516
Netflix, Inc.*	649	113,491
Take-Two Interactive Software, Inc.*	237	29,040
Walt Disney Co. (The)*	2,658	250,915
Warner Bros Discovery, Inc.*	3,145	42,206

		590,804

Interactive Media & Services (1.1%)
Alphabet, Inc., Class A*	439	956,695
Alphabet, Inc., Class C*	402	879,355
Match Group, Inc.*	402	28,015
Meta Platforms, Inc., Class A*	3,348	539,865
Twitter, Inc.*	1,113	41,615

		2,445,545

Media (0.2%)
Charter Communications, Inc., Class A*	169	79,182
Comcast Corp., Class A	6,525	256,041
DISH Network Corp., Class A*	337	6,042
Fox Corp., Class A	451	14,504
Fox Corp., Class B	243	7,217
Interpublic Group of Cos., Inc. (The)	555	15,279
News Corp., Class A	503	7,837
News Corp., Class B	108	1,716
Omnicom Group, Inc.	282	17,938
Paramount Global, Class B	886	21,867

		427,623

Wireless Telecommunication Services (0.0%)†
T-Mobile US, Inc.*	859	115,570

Total Communication Services		4,124,899

Consumer Discretionary (2.3%)
Auto Components (0.0%)†
Aptiv plc*	389	34,648
BorgWarner, Inc.	361	12,047

		46,695

Automobiles (0.4%)
Ford Motor Co.	5,770	64,220
General Motors Co.*	2,132	67,712
Tesla, Inc.*	1,224	824,266

		956,198

Distributors (0.0%)†
Genuine Parts Co.	208	27,664
LKQ Corp.	394	19,342
Pool Corp.	57	20,020

		67,026

Hotels, Restaurants & Leisure (0.4%)
Booking Holdings, Inc.*	59	103,191
Caesars Entertainment, Inc.*	311	11,911
Carnival Corp. (x)*	1,196	10,345
Chipotle Mexican Grill, Inc.*	41	53,598
Darden Restaurants, Inc.	172	19,457
Domino’s Pizza, Inc.	52	20,265
Expedia Group, Inc.*	230	21,811
Hilton Worldwide Holdings, Inc.	406	45,245
Las Vegas Sands Corp.*	483	16,224
Marriott International, Inc., Class A	405	55,084
McDonald’s Corp.	1,078	266,137
MGM Resorts International	553	16,009
Norwegian Cruise Line Holdings Ltd. (x)*	700	7,784
Penn National Gaming, Inc.*	222	6,753
Royal Caribbean Cruises Ltd.*	326	11,381
Starbucks Corp.	1,675	127,953
Wynn Resorts Ltd.*	138	7,863
Yum! Brands, Inc.	426	48,355

		849,366

Household Durables (0.1%)
DR Horton, Inc.	450	29,786
Garmin Ltd.	211	20,731
Lennar Corp., Class A	369	26,040
Mohawk Industries, Inc.*	77	9,555
Newell Brands, Inc.	560	10,662
NVR, Inc.*	5	20,021
PulteGroup, Inc.	369	14,623
Whirlpool Corp.	77	11,925

		143,343

Internet & Direct Marketing Retail (0.7%)
Amazon.com, Inc.*	12,768	1,356,089
eBay, Inc.	834	34,753
Etsy, Inc.*	192	14,056

		1,404,898

Leisure Products (0.0%)†
Hasbro, Inc.	184	15,066

Multiline Retail (0.1%)
Dollar General Corp.	335	82,222
Dollar Tree, Inc.*	331	51,586
Target Corp.	676	95,472

		229,280

Specialty Retail (0.5%)
Advance Auto Parts, Inc.	88	15,232
AutoZone, Inc.*	29	62,325
Bath & Body Works, Inc.	319	8,588
Best Buy Co., Inc.	279	18,188
CarMax, Inc.*	225	20,358
Home Depot, Inc. (The)	1,509	413,873
Lowe’s Cos., Inc.	966	168,731
O’Reilly Automotive, Inc.*	96	60,649
Ross Stores, Inc.	500	35,115
TJX Cos., Inc. (The)	1,725	96,341
Tractor Supply Co.	167	32,373
Ulta Beauty, Inc.*	78	30,067

		961,840

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc., Class B	1,856	$189,683
PVH Corp.	95	5,405
Ralph Lauren Corp.	58	5,200
Tapestry, Inc.	394	12,025
VF Corp.	476	21,025

		233,338

Total Consumer Discretionary		4,907,050

Consumer Staples (1.5%)
Beverages (0.4%)
Brown-Forman Corp., Class B	272	19,083
Coca-Cola Co. (The)	5,690	357,958
Constellation Brands, Inc., Class A	238	55,468
Keurig Dr Pepper, Inc.	1,092	38,646
Molson Coors Beverage Co., Class B	264	14,391
Monster Beverage Corp.*	548	50,800
PepsiCo, Inc.	2,016	335,986

		872,332

Food & Staples Retailing (0.3%)
Costco Wholesale Corp.	646	309,615
Kroger Co. (The)	972	46,005
Sysco Corp.	743	62,939
Walgreens Boots Alliance, Inc.	1,021	38,696
Walmart, Inc.	2,051	249,361

		706,616

Food Products (0.3%)
Archer-Daniels-Midland Co.	820	63,632
Campbell Soup Co.	295	14,175
Conagra Brands, Inc.	723	24,755
General Mills, Inc.	882	66,547
Hershey Co. (The)	215	46,259
Hormel Foods Corp.	389	18,423
J M Smucker Co. (The)	164	20,994
Kellogg Co.	370	26,396
Kraft Heinz Co. (The)	1,063	40,543
Lamb Weston Holdings, Inc.	212	15,149
McCormick & Co., Inc. (Non-Voting)	356	29,637
Mondelez International, Inc., Class A	2,017	125,235
Tyson Foods, Inc., Class A	426	36,662

		528,407

Household Products (0.3%)
Church & Dwight Co., Inc.	344	31,875
Clorox Co. (The)	173	24,390
Colgate-Palmolive Co.	1,224	98,091
Kimberly-Clark Corp.	492	66,494
Procter & Gamble Co. (The)	3,501	503,409

		724,259

Personal Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	339	86,333

Tobacco (0.2%)
Altria Group, Inc.	2,641	110,315
Philip Morris International, Inc.	2,261	223,251

		333,566

Total Consumer Staples		3,251,513

Energy (0.9%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	1,366	39,436
Halliburton Co.	1,318	41,333
Schlumberger NV	2,062	73,737

		154,506

Oil, Gas & Consumable Fuels (0.8%)
APA Corp.	496	17,310
Chevron Corp.	2,866	414,939
ConocoPhillips	1,888	169,561
Coterra Energy, Inc.	1,178	30,381
Devon Energy Corp.	900	49,599
Diamondback Energy, Inc.	246	29,803
EOG Resources, Inc.	856	94,537
Exxon Mobil Corp.	6,147	526,429
Hess Corp.	404	42,800
Kinder Morgan, Inc.	2,897	48,554
Marathon Oil Corp.	994	22,345
Marathon Petroleum Corp.	789	64,864
Occidental Petroleum Corp.	1,299	76,485
ONEOK, Inc.	643	35,686
Phillips 66	703	57,639
Pioneer Natural Resources Co.	328	73,170
Valero Energy Corp.	595	63,237
Williams Cos., Inc. (The)	1,780	55,554

		1,872,893

Total Energy		2,027,399

Financials (2.4%)
Banks (0.8%)
Bank of America Corp.	10,360	322,507
Citigroup, Inc.	2,842	130,704
Citizens Financial Group, Inc.	746	26,625
Comerica, Inc.	176	12,915
Fifth Third Bancorp	1,018	34,205
First Republic Bank	262	37,780
Huntington Bancshares, Inc.	2,125	25,564
JPMorgan Chase & Co.	4,287	482,759
KeyCorp	1,421	24,484
M&T Bank Corp.	267	42,557
PNC Financial Services Group, Inc. (The)	600	94,662
Regions Financial Corp.	1,418	26,587
Signature Bank	86	15,412
SVB Financial Group*	88	34,759
Truist Financial Corp.	1,937	91,872
US Bancorp	1,970	90,659
Wells Fargo & Co.	5,524	216,375
Zions Bancorp NA	199	10,129

		1,720,555

Capital Markets (0.6%)
Ameriprise Financial, Inc.	162	38,504
Bank of New York Mellon Corp. (The)	1,115	46,507
BlackRock, Inc.	208	126,680
Cboe Global Markets, Inc.	158	17,884
Charles Schwab Corp. (The)	2,203	139,185
CME Group, Inc.	524	107,263
FactSet Research Systems, Inc.	52	19,998

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Goldman Sachs Group, Inc. (The)	503	$149,401
Intercontinental Exchange, Inc.	814	76,549
Invesco Ltd. (x)	514	8,291
MarketAxess Holdings, Inc.	55	14,080
Moody’s Corp.	236	64,185
Morgan Stanley	2,047	155,695
MSCI, Inc.	118	48,634
Nasdaq, Inc.	162	24,711
Northern Trust Corp.	312	30,102
Raymond James Financial, Inc.	286	25,571
S&P Global, Inc.	506	170,552
State Street Corp.	541	33,353
T. Rowe Price Group, Inc.	334	37,946

		1,335,091

Consumer Finance (0.1%)
American Express Co.	890	123,372
Capital One Financial Corp.	575	59,909
Discover Financial Services	418	39,534
Synchrony Financial	766	21,157

		243,972

Diversified Financial Services (0.4%)
Berkshire Hathaway, Inc., Class B*	2,638	720,227

Insurance (0.5%)
Aflac, Inc.	862	47,694
Allstate Corp. (The)	404	51,199
American International Group, Inc.	1,156	59,106
Aon plc, Class A	309	83,331
Arthur J Gallagher & Co.	305	49,727
Assurant, Inc.	81	14,001
Brown & Brown, Inc.	349	20,361
Chubb Ltd.	615	120,897
Cincinnati Financial Corp.	228	27,127
Everest Re Group Ltd.	57	15,976
Globe Life, Inc.	140	13,646
Hartford Financial Services Group, Inc. (The)	497	32,519
Lincoln National Corp.	220	10,289
Loews Corp.	268	15,882
Marsh & McLennan Cos., Inc.	731	113,488
MetLife, Inc.	1,007	63,230
Principal Financial Group, Inc.	359	23,978
Progressive Corp. (The)	850	98,829
Prudential Financial, Inc.	556	53,198
Travelers Cos., Inc. (The)	346	58,519
W R Berkley Corp.	316	21,570
Willis Towers Watson plc (x)	160	31,582

		1,026,149

Total Financials		5,045,994

Health Care (3.3%)
Biotechnology (0.5%)
AbbVie, Inc.	2,579	395,000
Amgen, Inc.	779	189,531
Biogen, Inc.*	214	43,643
Gilead Sciences, Inc.	1,831	113,174
Incyte Corp.*	277	21,044
Moderna, Inc.*	505	72,139
Regeneron Pharmaceuticals, Inc.*	158	93,398
Vertex Pharmaceuticals, Inc.*	373	105,108

		1,033,037

Health Care Equipment & Supplies (0.6%)
Abbott Laboratories	2,554	277,492
ABIOMED, Inc.*	68	16,831
Align Technology, Inc.*	104	24,614
Baxter International, Inc.	748	48,044
Becton Dickinson and Co.	415	102,310
Boston Scientific Corp.*	2,085	77,708
Cooper Cos., Inc. (The)	69	21,605
Dentsply Sirona, Inc.	293	10,469
Dexcom, Inc.*	575	42,855
Edwards Lifesciences Corp.*	907	86,247
Hologic, Inc.*	366	25,364
IDEXX Laboratories, Inc.*	126	44,192
Intuitive Surgical, Inc.*	524	105,172
Medtronic plc	1,958	175,730
ResMed, Inc.	213	44,651
STERIS plc	141	29,067
Stryker Corp.	491	97,674
Teleflex, Inc.	72	17,701
Zimmer Biomet Holdings, Inc.	298	31,308

		1,279,034

Health Care Providers & Services (0.8%)
AmerisourceBergen Corp.	214	30,277
Cardinal Health, Inc.	413	21,587
Centene Corp.*	855	72,342
Cigna Corp.	464	122,273
CVS Health Corp.	1,916	177,537
DaVita, Inc.*	74	5,917
Elevance Health, Inc.	352	169,868
HCA Healthcare, Inc.	333	55,964
Henry Schein, Inc.*	198	15,195
Humana, Inc.	185	86,593
Laboratory Corp. of America Holdings	134	31,404
McKesson Corp.	212	69,157
Molina Healthcare, Inc.*	86	24,046
Quest Diagnostics, Inc.	166	22,075
UnitedHealth Group, Inc.	1,369	703,159
Universal Health Services, Inc., Class B	106	10,675

		1,618,069

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	438	52,021
Bio-Rad Laboratories, Inc., Class A*	33	16,335
Bio-Techne Corp.	56	19,412
Charles River Laboratories International, Inc.*	79	16,904
Danaher Corp.	943	239,069
Illumina, Inc.*	230	42,403
IQVIA Holdings, Inc.*	276	59,889
Mettler-Toledo International, Inc.*	33	37,909
PerkinElmer, Inc.	181	25,742
Thermo Fisher Scientific, Inc.	570	309,670
Waters Corp.*	91	30,119
West Pharmaceutical Services, Inc.	108	32,656

		882,129

Pharmaceuticals (1.0%)
Bristol-Myers Squibb Co.	3,108	239,316
Catalent, Inc.*	258	27,681

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Eli Lilly and Co.	1,150	$372,864
Johnson & Johnson	3,839	681,461
Merck & Co., Inc.	3,690	336,417
Organon & Co.	358	12,082
Pfizer, Inc.	8,190	429,402
Viatris, Inc.	1,727	18,082
Zoetis, Inc.	686	117,917

		2,235,222

Total Health Care		7,047,491

Industrials (1.7%)
Aerospace & Defense (0.4%)
Boeing Co. (The)*	812	111,017
General Dynamics Corp.	336	74,340
Howmet Aerospace, Inc.	554	17,423
Huntington Ingalls Industries, Inc.	63	13,723
L3Harris Technologies, Inc.	283	68,401
Lockheed Martin Corp.	345	148,336
Northrop Grumman Corp.	213	101,935
Raytheon Technologies Corp.	2,171	208,655
Textron, Inc.	300	18,321
TransDigm Group, Inc.*	74	39,714

		801,865

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	175	17,740
Expeditors International of Washington, Inc.	248	24,170
FedEx Corp.	349	79,122
United Parcel Service, Inc., Class B	1,073	195,865

		316,897

Airlines (0.0%)†
Alaska Air Group, Inc.*	214	8,571
American Airlines Group, Inc. (x)*	984	12,477
Delta Air Lines, Inc.*	938	27,174
Southwest Airlines Co.*	829	29,943
United Airlines Holdings, Inc.*	479	16,966

		95,131

Building Products (0.1%)
A O Smith Corp.	212	11,592
Allegion plc	131	12,825
Carrier Global Corp.	1,236	44,076
Fortune Brands Home & Security, Inc.	189	11,318
Johnson Controls International plc	1,024	49,029
Masco Corp.	342	17,305
Trane Technologies plc	345	44,805

		190,950

Commercial Services & Supplies (0.1%)
Cintas Corp.	126	47,065
Copart, Inc.*	313	34,010
Republic Services, Inc.	308	40,308
Rollins, Inc.	334	11,663
Waste Management, Inc.	555	84,904

		217,950

Construction & Engineering (0.0%)†
Quanta Services, Inc.	215	26,948

Electrical Equipment (0.1%)
AMETEK, Inc.	331	36,374
Eaton Corp. plc	581	73,200
Emerson Electric Co.	865	68,802
Generac Holdings, Inc.*	94	19,794
Rockwell Automation, Inc.	174	34,680

		232,850

Industrial Conglomerates (0.2%)
3M Co.	831	107,540
General Electric Co.	1,606	102,254
Honeywell International, Inc.	992	172,419

		382,213

Machinery (0.3%)
Caterpillar, Inc.	778	139,075
Cummins, Inc.	206	39,867
Deere & Co.	407	121,884
Dover Corp.	218	26,448
Fortive Corp.	542	29,474
IDEX Corp.	107	19,435
Illinois Tool Works, Inc.	412	75,087
Ingersoll Rand, Inc.	561	23,607
Nordson Corp.	82	16,600
Otis Worldwide Corp.	616	43,533
PACCAR, Inc.	511	42,076
Parker-Hannifin Corp.	183	45,027
Pentair plc	264	12,083
Snap-on, Inc.	77	15,171
Stanley Black & Decker, Inc.	231	24,223
Westinghouse Air Brake Technologies Corp.	263	21,587
Xylem, Inc.	261	20,405

		715,582

Professional Services (0.1%)
Equifax, Inc.	176	32,169
Jacobs Engineering Group, Inc.	186	23,646
Leidos Holdings, Inc.	200	20,142
Nielsen Holdings plc	561	13,027
Robert Half International, Inc.	155	11,608
Verisk Analytics, Inc.	230	39,811

		140,403

Road & Rail (0.2%)
CSX Corp.	3,177	92,324
JB Hunt Transport Services, Inc.	130	20,471
Norfolk Southern Corp.	348	79,097
Old Dominion Freight Line, Inc.	131	33,573
Union Pacific Corp.	916	195,364

		420,829

Trading Companies & Distributors (0.0%)†
Fastenal Co.	839	41,883
United Rentals, Inc.*	107	25,991
WW Grainger, Inc.	60	27,266

		95,140

Total Industrials		3,636,758

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (5.8%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	324	$30,372
Cisco Systems, Inc.	6,062	258,484
F5, Inc.*	90	13,774
Juniper Networks, Inc.	455	12,967
Motorola Solutions, Inc.	249	52,190

		367,787

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	870	56,011
CDW Corp.	197	31,039
Corning, Inc.	1,120	35,291
Keysight Technologies, Inc.*	259	35,703
TE Connectivity Ltd.	478	54,086
Teledyne Technologies, Inc.*	70	26,258
Trimble, Inc.*	381	22,186
Zebra Technologies Corp., Class A*	76	22,340

		282,914

IT Services (1.0%)
Accenture plc, Class A	924	256,549
Akamai Technologies, Inc.*	240	21,919
Automatic Data Processing, Inc.	609	127,914
Broadridge Financial Solutions, Inc.	169	24,091
Cognizant Technology Solutions Corp., Class A	766	51,697
DXC Technology Co.*	350	10,609
EPAM Systems, Inc.*	80	23,582
Fidelity National Information Services, Inc.	892	81,770
Fiserv, Inc.*	849	75,536
FleetCor Technologies, Inc.*	118	24,793
Gartner, Inc.*	117	28,294
Global Payments, Inc.	413	45,694
International Business Machines Corp.	1,313	185,383
Jack Henry & Associates, Inc.	111	19,982
Mastercard, Inc., Class A	1,253	395,296
Paychex, Inc.	472	53,747
PayPal Holdings, Inc.*	1,691	118,099
VeriSign, Inc.*	142	23,761
Visa, Inc., Class A	2,401	472,733

		2,041,449

Semiconductors & Semiconductor Equipment (1.1%)
Advanced Micro Devices, Inc.*	2,363	180,699
Analog Devices, Inc.	761	111,174
Applied Materials, Inc.	1,287	117,091
Broadcom, Inc.	595	289,057
Enphase Energy, Inc.*	200	39,048
Intel Corp.	5,963	223,076
KLA Corp.	217	69,240
Lam Research Corp.	202	86,082
Microchip Technology, Inc.	827	48,032
Micron Technology, Inc.	1,629	90,051
Monolithic Power Systems, Inc.	66	25,347
NVIDIA Corp.	3,653	553,758
NXP Semiconductors NV	384	56,844
ON Semiconductor Corp.*	643	32,349
Qorvo, Inc.*	156	14,714
QUALCOMM, Inc.	1,633	208,599
Skyworks Solutions, Inc.	243	22,512
SolarEdge Technologies, Inc.*	79	21,621
Teradyne, Inc.	243	21,761
Texas Instruments, Inc.	1,342	206,198

		2,417,253

Software (1.9%)
Adobe, Inc.*	689	252,215
ANSYS, Inc.*	127	30,390
Autodesk, Inc.*	317	54,511
Cadence Design Systems, Inc.*	407	61,062
Ceridian HCM Holding, Inc.*	212	9,981
Citrix Systems, Inc.	179	17,394
Fortinet, Inc.*	971	54,939
Intuit, Inc.	413	159,187
Microsoft Corp.	10,912	2,802,529
NortonLifeLock, Inc.	844	18,534
Oracle Corp.	2,297	160,491
Paycom Software, Inc.*	68	19,048
PTC, Inc.*	161	17,121
Roper Technologies, Inc.	155	61,171
Salesforce, Inc.*	1,450	239,308
ServiceNow, Inc.*	292	138,852
Synopsys, Inc.*	222	67,421
Tyler Technologies, Inc.*	58	19,284

		4,183,438

Technology Hardware, Storage & Peripherals (1.5%)
Apple, Inc.	22,436	3,067,450
Hewlett Packard Enterprise Co.	1,841	24,412
HP, Inc.	1,549	50,776
NetApp, Inc.	318	20,746
Seagate Technology Holdings plc	304	21,718
Western Digital Corp.*	455	20,398

		3,205,500

Total Information Technology		12,498,341

Materials (0.6%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.	323	77,675
Albemarle Corp.	171	35,736
Celanese Corp.	168	19,758
CF Industries Holdings, Inc.	316	27,091
Corteva, Inc.	1,051	56,901
Dow, Inc.	1,064	54,913
DuPont de Nemours, Inc.	761	42,296
Eastman Chemical Co.	194	17,415
Ecolab, Inc.	363	55,815
FMC Corp.	190	20,332
International Flavors & Fragrances, Inc.	374	44,551
Linde plc	733	210,759
LyondellBasell Industries NV, Class A	369	32,273
Mosaic Co. (The)	517	24,418
PPG Industries, Inc.	336	38,418
Sherwin-Williams Co. (The)	349	78,145

		836,496

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	89	26,632
Vulcan Materials Co.	201	28,562

		55,194

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Containers & Packaging (0.1%)
Amcor plc	2,235	$27,781
Avery Dennison Corp.	114	18,453
Ball Corp.	454	31,222
International Paper Co.	518	21,668
Packaging Corp. of America	130	17,875
Sealed Air Corp.	196	11,313
Westrock Co.	390	15,538

		143,850

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	2,124	62,148
Newmont Corp.	1,155	68,919
Nucor Corp.	389	40,616

		171,683

Total Materials		1,207,223

Real Estate (0.6%)
Equity Real Estate Investment Trusts (REITs) (0.6%)
Alexandria Real Estate Equities, Inc. (REIT)	224	32,487
American Tower Corp. (REIT)	676	172,779
AvalonBay Communities, Inc. (REIT)	209	40,598
Boston Properties, Inc. (REIT)	218	19,398
Camden Property Trust (REIT)	152	20,441
Crown Castle International Corp. (REIT)	629	105,911
Digital Realty Trust, Inc. (REIT)	421	54,658
Duke Realty Corp. (REIT)	552	30,332
Equinix, Inc. (REIT)	132	86,727
Equity Residential (REIT)	500	36,110
Essex Property Trust, Inc. (REIT)	96	25,105
Extra Space Storage, Inc. (REIT)	197	33,514
Federal Realty OP LP (REIT)	113	10,819
Healthpeak Properties, Inc. (REIT)	761	19,717
Host Hotels & Resorts, Inc. (REIT)	978	15,335
Iron Mountain, Inc. (REIT)	418	20,352
Kimco Realty Corp. (REIT)	925	18,287
Mid-America Apartment Communities, Inc. (REIT)	175	30,567
Prologis, Inc. (REIT)	1,078	126,827
Public Storage (REIT)	221	69,100
Realty Income Corp. (REIT)	880	60,069
Regency Centers Corp. (REIT)	210	12,455
SBA Communications Corp. (REIT)	156	49,928
Simon Property Group, Inc. (REIT)	468	44,423
UDR, Inc. (REIT)	429	19,751
Ventas, Inc. (REIT)	600	30,858
VICI Properties, Inc. (REIT)	1,418	42,242
Vornado Realty Trust (REIT)	263	7,519
Welltower, Inc. (REIT)	671	55,257
Weyerhaeuser Co. (REIT)	1,069	35,405

		1,326,971

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	488	35,922

Total Real Estate		1,362,893

Utilities (0.7%)
Electric Utilities (0.5%)
Alliant Energy Corp.	387	22,682
American Electric Power Co., Inc.	747	71,667
Constellation Energy Corp.	472	27,027
Duke Energy Corp.	1,121	120,182
Edison International	547	34,592
Entergy Corp.	291	32,778
Evergy, Inc.	352	22,968
Eversource Energy	507	42,826
Exelon Corp.	1,423	64,490
FirstEnergy Corp.	859	32,977
NextEra Energy, Inc.	2,864	221,846
NRG Energy, Inc.	345	13,169
Pinnacle West Capital Corp.	160	11,699
PPL Corp.	1,035	28,080
Southern Co. (The)	1,547	110,317
Xcel Energy, Inc.	791	55,971

		913,271

Gas Utilities (0.0%)†
Atmos Energy Corp.	195	21,860

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	974	20,464

Multi-Utilities (0.2%)
Ameren Corp.	374	33,795
CenterPoint Energy, Inc.	920	27,214
CMS Energy Corp.	423	28,553
Consolidated Edison, Inc.	514	48,881
Dominion Energy, Inc.	1,181	94,256
DTE Energy Co.	276	34,983
NiSource, Inc.	613	18,077
Public Service Enterprise Group, Inc.	740	46,827
Sempra Energy	457	68,673
WEC Energy Group, Inc.	471	47,401

		448,660

Water Utilities (0.0%)†
American Water Works Co., Inc.	264	39,275

Total Utilities		1,443,530

Total Common Stocks (21.7%) (Cost $38,704,773)		46,553,091

EXCHANGE TRADED FUNDS (ETF):
Equity (32.8%)
iShares Core MSCI EAFE ETF	907,826	53,425,560
iShares Core S&P Mid-Cap ETF	37,589	8,503,759
iShares Russell 2000 ETF (x)	50,282	8,515,760

Total Exchange Traded Funds (32.8%) (Cost $70,420,147)		70,445,079

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (43.8%)
U.S. Treasury Notes 0.250%, 8/31/25	$8,341,500	7,645,506
2.250%, 11/15/25	10,205,000	9,949,875
2.875%, 11/30/25	3,850,000	3,830,718
0.500%, 2/28/26	7,070,500	6,451,831

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
0.750%, 8/31/26	$6,708,500	$6,114,564
2.250%, 2/15/27	15,251,500	14,724,848
2.375%, 5/15/27	8,369,000	8,112,699
2.625%, 5/31/27	3,788,500	3,722,560
1.000%, 7/31/28	11,216,000	9,937,720
2.875%, 8/15/28	12,334,500	12,205,665
1.375%, 10/31/28	12,776,500	11,538,777

Total U.S. Treasury Obligations		94,234,763

Total Long-Term Debt Securities (43.8%) (Cost $99,754,972)		94,234,763

SHORT-TERM INVESTMENTS:
Repurchase Agreements (2.4%)
Deutsche Bank Securities, Inc., 1.45%, dated 6/30/22, due 7/1/22, repurchase price $3,569,509, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $3,640,752. (xx)	3,569,365	3,569,365
National Bank of Canada, 1.70%, dated 6/30/22, due 7/7/22, repurchase price $1,600,529, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 11/3/22-2/15/51; total market value $1,764,491. (xx)	1,600,000	1,600,000

Total Repurchase Agreements		5,169,365

Total Short-Term Investments (2.4%) (Cost $5,169,365)		5,169,365

Total Investments in Securities (100.7%) (Cost $214,049,257)		216,402,298
Other Assets Less Liabilities (-0.7%)		(1,593,775)

Net Assets (100%)		$214,808,523

*	Non-income producing.
†	Percent shown is less than 0.05%.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $7,422,280. This was collateralized by $2,484,655 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.750%, maturing 1/15/23 – 5/15/52 and by cash of $5,169,365 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

Futures contracts outstanding as of June 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note	25	9/2022	USD	2,806,250	30,798

					30,798

Short Contracts
MSCI EAFE E-Mini Index	(132)	9/2022	USD	(12,253,560)	360,499
Russell 2000 E-Mini Index	(23)	9/2022	USD	(1,964,200)	134,093
S&P 500 E-Mini Index	(56)	9/2022	USD	(10,610,600)	527,521
S&P Midcap 400 E-Mini Index	(9)	9/2022	USD	(2,041,200)	141,148

					1,163,261

					1,194,059

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$4,124,899	$—	$—	$4,124,899
Consumer Discretionary	4,907,050	—	—	4,907,050
Consumer Staples	3,251,513	—	—	3,251,513
Energy	2,027,399	—	—	2,027,399
Financials	5,045,994	—	—	5,045,994
Health Care	7,047,491	—	—	7,047,491
Industrials	3,636,758	—	—	3,636,758
Information Technology	12,498,341	—	—	12,498,341
Materials	1,207,223	—	—	1,207,223
Real Estate	1,362,893	—	—	1,362,893
Utilities	1,443,530	—	—	1,443,530
Exchange Traded Funds	70,445,079	—	—	70,445,079
Futures	1,194,059	—	—	1,194,059
Short-Term Investments
Repurchase Agreements	—	5,169,365	—	5,169,365
U.S. Treasury Obligations	—	94,234,763	—	94,234,763

Total Assets	$118,192,229	$99,404,128	$—	$217,596,357

Total Liabilities	$—	$—	$—	$—

Total	$118,192,229	$99,404,128	$—	$217,596,357

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$30,798	*
Equity contracts	Receivables, Net assets – Unrealized appreciation	1,163,261	*

Total		$1,194,059

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$5,970	$5,970
Equity contracts	(436,026)	(436,026)

Total	$(430,056)	$(430,056)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$30,798	$30,798
Equity contracts	1,160,470	1,160,470

Total	$1,191,268	$1,191,268

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $10,791,000 during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$17,107,485
Long-term U.S. government debt securities	70,654,536

$87,762,021

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$3,266,523
Long-term U.S. government debt securities	74,225,738

$77,492,261

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,428,456
Aggregate gross unrealized depreciation	(12,003,477)

Net unrealized appreciation	$3,424,979

Federal income tax cost of investments in securities and derivative instruments, if applicable	$214,171,378

For the six months ended June 30, 2022, the Portfolio incurred approximately $3 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $208,879,892)	$211,232,933
Repurchase Agreements (Cost $5,169,365)	5,169,365
Cash	2,714,695
Cash held as collateral at broker for futures	403,169
Receivable for securities sold	23,749,246
Due from broker for futures variation margin	1,200,714
Dividends, interest and other receivables	542,250
Securities lending income receivable	3,773
Other assets	2,505

Total assets	245,018,650

LIABILITIES
Payable for securities purchased	24,767,057
Payable for return of collateral on securities loaned	5,169,365
Investment management fees payable	133,865
Distribution fees payable – Class IB	44,611
Payable for Portfolio shares redeemed	31,049
Administrative fees payable	21,893
Accrued expenses	42,287

Total liabilities	30,210,127

NET ASSETS	$214,808,523

Net assets were comprised of:
Paid in capital	$235,905,657
Total distributable earnings (loss)	(21,097,134)

Net assets	$214,808,523

Class IB
Net asset value, offering and redemption price per share, $214,808,523 / 21,070,736 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.19

(x)	Includes value of securities on loan of $7,422,280.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (net of $187 foreign withholding tax)	$1,627,453
Interest	602,680
Securities lending (net)	18,787

Total income	2,248,920

EXPENSES
Investment management fees	907,180
Distribution fees – Class IB	283,493
Administrative fees	135,921
Professional fees	27,918
Printing and mailing expenses	11,666
Custodian fees	5,974
Trustees’ fees	3,506
Miscellaneous	2,243

Gross expenses	1,377,901
Less: Waiver from investment manager	(49,418)

Net expenses	1,328,483

NET INVESTMENT INCOME (LOSS)	920,437

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(3,593,482)
Futures contracts	(430,056)

Net realized gain (loss)	(4,023,538)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(32,976,130)
Futures contracts	1,191,268

Net change in unrealized appreciation (depreciation)	(31,784,862)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(35,808,400)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(34,887,963)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$920,437	$942,098
Net realized gain (loss)	(4,023,538)	7,377,741
Net change in unrealized appreciation (depreciation)	(31,784,862)	9,874,165

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(34,887,963)	18,194,004

Distributions to shareholders:
Class IB	—	(17,975,929)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,168,145 and 1,161,981 shares, respectively ]	12,881,588	14,307,630
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,513,401 shares, respectively ]	—	17,975,929
Capital shares repurchased [ (538,947) and (734,049) shares, respectively ]	(5,779,002)	(9,059,266)

Total Class IB transactions	7,102,586	23,224,293

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	7,102,586	23,224,293

TOTAL INCREASE (DECREASE) IN NET ASSETS	(27,785,377)	23,442,368
NET ASSETS:
Beginning of period	242,593,900	219,151,532

End of period	$214,808,523	$242,593,900

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021		2020		2019		2018		2017
Net asset value, beginning of period	$11.87		$11.85		$11.63		$10.83		$11.67		$10.62

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.05		0.04		0.13		0.16		0.11
Net realized and unrealized gain (loss)	(1.72)		0.92		0.29		1.49		(0.85)		1.03

Total from investment operations	(1.68)		0.97		0.33		1.62		(0.69)		1.14

Less distributions:
Dividends from net investment income	—		(0.03)		(0.05)		(0.12)		(0.14)		(0.09)
Distributions from net realized gains	—		(0.92)		(0.06)		(0.70)		—		—
Return of capital	—		—		—		—		(0.01)		—

Total dividends and distributions	—		(0.95)		(0.11)		(0.82)		(0.15)		(0.09)

Net asset value, end of period	$10.19		$11.87		$11.85		$11.63		$10.83		$11.67

Total return (b)	(14.15)%		8.27%		2.85%		14.98%		(5.96)%		10.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$214,809		$242,594		$219,152		$207,878		$162,945		$121,787
Ratio of expenses to average net assets:
After waivers (a)(f)	1.17	%(j)	1.17	%(j)	1.17	%(j)	1.14	%(j)	1.09	%(j)	1.11	%(k)
Before waivers (a)(f)	1.22%		1.21%		1.24%		1.23%		1.23%		1.26%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.81%		0.41%		0.39%		1.12%		1.38%		0.94%
Before waivers (a)(f)	0.77%		0.36%		0.33%		1.03%		1.24%		0.80%
Portfolio turnover rate^	34	%(z)	69%		77%		305%		506%		510%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	January 1, 2017 to November 20, 2017‡
Net asset value, beginning of period	$10.62

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07
Net realized and unrealized gain (loss)	0.92

Total from investment operations	0.99

Dividends from net investment income	—	#

Net asset value, end of period	$11.61

Total return (b)	9.33%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—
Ratio of expenses to average net assets:
After waivers (a)(f)	0.87	%(k)
Before waivers (a)(f)	1.02%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.73%
Before waivers (a)(f)	0.59%
Portfolio turnover rate^	510%

‡	After the close of business on November 20, 2017 operations for Class K ceased and shares of seed capital were fully redeemed.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.23% for Class IB and 0.98% for Class K.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Information Technology	24.7%
Health Care	20.3
Industrials	19.9
Materials	9.5
Consumer Discretionary	9.1
Consumer Staples	8.2
Financials	3.1
Energy	3.1
Investment Company	0.2
Cash and Other	1.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$824.40	$3.94
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.48	4.36

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.87%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.1%)
Hotels, Restaurants & Leisure (2.4%)
McDonald’s Corp.	17,433	$4,303,859
Starbucks Corp.	12,100	924,319

		5,228,178

Multiline Retail (1.8%)
Target Corp.	28,483	4,022,654

Specialty Retail (3.1%)
Lowe’s Cos., Inc.	25,700	4,489,019
Ross Stores, Inc.	32,428	2,277,419

		6,766,438

Textiles, Apparel & Luxury Goods (1.8%)
NIKE, Inc., Class B	37,801	3,863,262

Total Consumer Discretionary		19,880,532

Consumer Staples (8.2%)
Beverages (1.9%)
PepsiCo, Inc.	25,500	4,249,830

Food & Staples Retailing (1.3%)
Walmart, Inc.	23,412	2,846,431

Food Products (2.0%)
McCormick & Co., Inc. (Non-Voting)	39,102	3,255,241
Mondelez International, Inc., Class A	16,300	1,012,067

		4,267,308

Household Products (3.0%)
Colgate-Palmolive Co.	33,338	2,671,707
Procter & Gamble Co. (The)	26,835	3,858,605

		6,530,312

Total Consumer Staples		17,893,881

Energy (3.1%)
Oil, Gas & Consumable Fuels (3.1%)
Chevron Corp.	20,648	2,989,417
EOG Resources, Inc.	19,442	2,147,175
Exxon Mobil Corp.	17,883	1,531,500

Total Energy		6,668,092

Financials (3.1%)
Banks (1.2%)
JPMorgan Chase & Co.	23,400	2,635,074

Capital Markets (1.2%)
Nasdaq, Inc.	16,755	2,555,808

Insurance (0.7%)
Erie Indemnity Co., Class A	8,598	1,652,449

Total Financials		6,843,331

Health Care (20.3%)
Biotechnology (1.7%)
AbbVie, Inc.	24,339	3,727,761

Health Care Equipment & Supplies (9.6%)
Abbott Laboratories	42,221	4,587,312
Becton Dickinson and Co.	22,197	5,472,226
Medtronic plc	50,639	4,544,850
Stryker Corp.	31,319	6,230,289

		20,834,677

Health Care Providers & Services (3.5%)
CVS Health Corp.	12,145	1,125,356
UnitedHealth Group, Inc.	12,750	6,548,782

		7,674,138

Life Sciences Tools & Services (2.3%)
Danaher Corp.	2,300	583,096
West Pharmaceutical Services, Inc.	14,916	4,510,151

		5,093,247

Pharmaceuticals (3.2%)
Johnson & Johnson	26,169	4,645,259
Pfizer, Inc.	45,399	2,380,270

		7,025,529

Total Health Care		44,355,352

Industrials (19.9%)
Aerospace & Defense (4.4%)
General Dynamics Corp.	14,611	3,232,684
Raytheon Technologies Corp.	66,951	6,434,660

		9,667,344

Air Freight & Logistics (2.3%)
United Parcel Service, Inc., Class B	27,095	4,945,921

Building Products (2.5%)
Carlisle Cos., Inc.	10,044	2,396,599
Johnson Controls International plc	63,901	3,059,580

		5,456,179

Commercial Services & Supplies (1.9%)
Cintas Corp.	11,176	4,174,571

Electrical Equipment (0.7%)
nVent Electric plc	45,787	1,434,507

Industrial Conglomerates (2.2%)
Honeywell International, Inc.	28,113	4,886,321

Machinery (2.8%)
Donaldson Co., Inc.	25,121	1,209,325
Dover Corp.	25,227	3,060,540
Pentair plc	39,950	1,828,511

		6,098,376

Road & Rail (2.0%)
JB Hunt Transport Services, Inc.	10,200	1,606,194
Norfolk Southern Corp.	12,600	2,863,854

		4,470,048

Trading Companies & Distributors (1.1%)
WW Grainger, Inc.	5,204	2,364,854

Total Industrials		43,498,121

Information Technology (24.7%)
IT Services (5.9%)
Accenture plc, Class A	27,530	7,643,704
Visa, Inc., Class A	26,777	5,272,124

		12,915,828

Semiconductors & Semiconductor Equipment (6.1%)
Analog Devices, Inc.	46,333	6,768,788
Texas Instruments, Inc.	42,911	6,593,275

		13,362,063

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Software (12.4%)
Microsoft Corp.	74,260	$19,072,196
Roper Technologies, Inc.	20,094	7,930,097

		27,002,293

Technology Hardware, Storage & Peripherals (0.3%)
Apple, Inc.	4,000	546,880

Total Information Technology		53,827,064

Materials (9.5%)
Chemicals (9.5%)
Air Products and Chemicals, Inc.	21,936	5,275,169
Albemarle Corp.	20,340	4,250,653
Ecolab, Inc.	16,790	2,581,631
Linde plc	25,232	7,254,957
Sherwin-Williams Co. (The)	5,900	1,321,069

Total Materials		20,683,479

Total Common Stocks (97.9%) (Cost $151,433,053)		213,649,852

SHORT-TERM INVESTMENT:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares	434,231	434,318

Total Short-Term Investment (0.2%) (Cost $434,327)		434,318

Total Investments in Securities (98.1%) (Cost $151,867,380)		214,084,170
Other Assets Less Liabilities (1.9%)		4,212,182

Net Assets (100%)		$218,296,352

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$19,880,532	$—	$—	$19,880,532
Consumer Staples	17,893,881	—	—	17,893,881
Energy	6,668,092	—	—	6,668,092
Financials	6,843,331	—	—	6,843,331
Health Care	44,355,352	—	—	44,355,352
Industrials	43,498,121	—	—	43,498,121
Information Technology	53,827,064	—	—	53,827,064
Materials	20,683,479	—	—	20,683,479
Short-Term Investment
Investment Company	434,318	—	—	434,318

Total Assets	$214,084,170	$—	$—	$214,084,170

Total Liabilities	$—	$—	$—	$—

Total	$214,084,170	$—	$—	$214,084,170

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$5,134,428
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$3,994,047

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$65,106,353
Aggregate gross unrealized depreciation	(2,889,563)

Net unrealized appreciation	$62,216,790

Federal income tax cost of investments in securities and derivative instruments, if applicable	$151,867,380

For the six months ended June 30, 2022, the Portfolio incurred approximately $133 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $151,867,380)	$214,084,170
Cash	4,300,000
Dividends, interest and other receivables	167,679
Receivable for Portfolio shares sold	24,876
Other assets	2,656

Total assets	218,579,381

LIABILITIES
Payable for Portfolio shares redeemed	87,898
Investment management fees payable	87,714
Distribution fees payable – Class IB	45,933
Administrative fees payable	16,965
Trustees’ fees payable	22
Accrued expenses	44,497

Total liabilities	283,029

NET ASSETS	$218,296,352

Net assets were comprised of:
Paid in capital	$153,151,366
Total distributable earnings (loss)	65,144,986

Net assets	$218,296,352

Class IB
Net asset value, offering and redemption price per share, $218,296,352 / 5,704,554 shares outstanding (unlimited amount authorized: $0.01 par value)	$38.27

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends	$2,040,050
Interest	3,744
Securities lending (net)	347

Total income	2,044,141

EXPENSES
Investment management fees	713,268
Distribution fees – Class IB	297,194
Administrative fees	108,786
Professional fees	29,281
Printing and mailing expenses	11,858
Custodian fees	6,149
Trustees’ fees	3,702
Miscellaneous	1,686

Gross expenses	1,171,924
Less: Waiver from investment manager	(138,890)

Net expenses	1,033,034

NET INVESTMENT INCOME (LOSS)	1,011,107

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	1,725,459
Net change in unrealized appreciation (depreciation) on investments in securities	(49,168,026)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(47,442,567)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(46,431,460)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,011,107	$1,586,933
Net realized gain (loss)	1,725,459	6,414,880
Net change in unrealized appreciation (depreciation)	(49,168,026)	48,503,622

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(46,431,460)	56,505,435

Distributions to shareholders:
Class IB	—	(1,611,063)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 351,235 and 548,516 shares, respectively ]	14,813,090	22,545,899
Capital shares issued in reinvestment of dividends [ 0 and 35,358 shares, respectively ]	—	1,611,063
Capital shares repurchased [ (331,221) and (697,908) shares, respectively ]	(13,982,074)	(28,814,775)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	831,016	(4,657,813)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(45,600,444)	50,236,559
NET ASSETS:
Beginning of period	263,896,796	213,660,237

End of period	$218,296,352	$263,896,796

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,						October 22, 2018* to December 31, 2018
Class IB			2021		2020		2019
Net asset value, beginning of period	$46.42		$36.85		$31.99		$24.99		$27.02

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18		0.28		0.31		0.32		0.07
Net realized and unrealized gain (loss)	(8.33)		9.58		4.86		7.11		(2.02)

Total from investment operations	(8.15)		9.86		5.17		7.43		(1.95)

Less distributions:
Dividends from net investment income	—		(0.29)		(0.31)		(0.33)		(0.08)
Distributions from net realized gains	—		—		—		(0.10)		—

Total dividends and distributions	—		(0.29)		(0.31)		(0.43)		(0.08)

Net asset value, end of period	$38.27		$46.42		$36.85		$31.99		$24.99

Total return (b)	(17.56)%		26.76%		16.19%		29.77%		(7.24)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$218,296		$263,897		$213,660		$188,172		$136,618
Ratio of expenses to average net assets:
After waivers (a)(f)	0.87	%(j)	0.87	%(j)	0.87	%(j)	0.87	%(j)	0.87	%(j)
Before waivers (a)(f)	0.99%		0.99%		1.01%		1.03%		1.09%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.85%		0.67%		0.96%		1.10%		1.38	%(l)
Before waivers (a)(f)	0.73%		0.55%		0.83%		0.94%		1.16	%(l)
Portfolio turnover rate^	2	%(z)	4%		10%		4%		5	%(z)

*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.87% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Financials	17.4%
Industrials	17.3
Information Technology	13.4
Health Care	9.0
Consumer Discretionary	8.9
Investment Companies	7.5
Energy	6.9
Materials	6.2
Real Estate	4.6
Repurchase Agreements	3.3
Consumer Staples	3.0
Utilities	1.6
Communication Services	1.1
Cash and Other	(0.2)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IA
Actual	$1,000.00	$786.00	$4.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class IB
Actual	1,000.00	786.30	4.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class K
Actual	1,000.00	787.30	3.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.05%, 1.05% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.1%)
Diversified Telecommunication Services (0.2%)
Anterix, Inc.*	574	$23,574
ATN International, Inc.	533	25,003
Bandwidth, Inc., Class A*	1,101	20,721
Charge Enterprises, Inc. (x)*	4,772	22,762
Cogent Communications Holdings, Inc.	1,931	117,328
Consolidated Communications Holdings, Inc.*	3,093	21,651
EchoStar Corp., Class A*	1,567	30,243
Globalstar, Inc. (x)*	28,665	35,258
IDT Corp., Class B*	695	17,479
Iridium Communications, Inc.*	5,710	214,468
Liberty Latin America Ltd., Class A*	1,746	13,619
Liberty Latin America Ltd., Class C*	6,717	52,325
Ooma, Inc.*	1,158	13,711
Radius Global Infrastructure, Inc.*	3,448	52,616
Starry Group Holdings, Inc., Class A (x)*	1,014	4,178

		664,936

Entertainment (0.1%)
Cinemark Holdings, Inc.*	5,179	77,789
IMAX Corp.*	2,144	36,212
Liberty Media Corp.-Liberty Braves, Class A*	480	12,072
Liberty Media Corp.-Liberty Braves, Class C*	1,647	39,528
Lions Gate Entertainment Corp., Class A (x)*	2,791	25,984
Lions Gate Entertainment Corp., Class B*	5,512	48,671
Madison Square Garden Entertainment Corp.*	1,158	60,934
Marcus Corp. (The)*	1,187	17,532
Playstudios, Inc. (x)*	3,467	14,839
Redbox Entertainment, Inc. (x)*	294	2,176
Reservoir Media, Inc. (x)*	816	5,320
Skillz, Inc. (x)*	13,621	16,890

		357,947

Interactive Media & Services (0.3%)
Arena Group Holdings, Inc. (The) (x)*	475	4,275
Bumble, Inc., Class A*	3,879	109,194
Cargurus, Inc.*	4,596	98,768
Cars.com, Inc.*	2,844	26,819
DHI Group, Inc.*	1,792	8,906
Eventbrite, Inc., Class A (x)*	3,272	33,603
EverQuote, Inc., Class A*	983	8,690
fuboTV, Inc. (x)*	8,207	20,271
Leafly Holdings, Inc.*	196	882
MediaAlpha, Inc., Class A*	995	9,801
Outbrain, Inc. (x)*	2,171	10,920
QuinStreet, Inc.*	2,558	25,733
TrueCar, Inc.*	4,568	11,831
Vimeo, Inc.*	6,380	38,408
Wejo Group Ltd. (x)*	1,032	1,228
Yelp, Inc.*	3,242	90,030
Ziff Davis, Inc.*	2,009	149,731
ZipRecruiter, Inc., Class A*	3,558	52,730

		701,820

Media (0.4%)
AdTheorent Holding Co., Inc. (x)*	722	2,231
Advantage Solutions, Inc.*	3,397	12,909
AMC Networks, Inc., Class A*	1,445	42,078
Audacy, Inc.*	6,135	5,780
Boston Omaha Corp., Class A*	977	20,175
Cardlytics, Inc.*	1,525	34,023
Clear Channel Outdoor Holdings, Inc.*	18,041	19,304
Cumulus Media, Inc., Class A*	808	6,246
Daily Journal Corp.*	40	10,352
Entravision Communications Corp., Class A	3,088	14,081
EW Scripps Co. (The), Class A*	2,457	30,639
Gambling.com Group Ltd.(x)*	526	4,140
Gannett Co., Inc.(x)*	6,243	18,105
Gray Television, Inc.	3,803	64,233
iHeartMedia, Inc., Class A*	5,367	42,346
Innovid Corp. (x)*	1,008	1,673
Integral Ad Science Holding Corp.*	1,544	15,332
John Wiley & Sons, Inc., Class A	1,961	93,657
Loyalty Ventures, Inc.*	1,050	3,748
Magnite, Inc.*	5,784	51,362
PubMatic, Inc., Class A(x)*	1,859	29,540
Scholastic Corp.	1,269	45,646
Sinclair Broadcast Group, Inc., Class A	1,830	37,332
Stagwell, Inc.*	3,470	18,842
TechTarget, Inc.*	1,268	83,333
TEGNA, Inc.	10,184	213,558
Thryv Holdings, Inc.*	1,101	24,651
Urban One, Inc.*	540	2,311
Urban One, Inc. Class A*	373	2,037
WideOpenWest, Inc.*	2,459	44,778

		994,442

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	2,237	36,217
KORE Group Holdings, Inc.*	1,438	4,415
Shenandoah Telecommunications Co.	2,283	50,682
Telephone and Data Systems, Inc.	4,454	70,329
United States Cellular Corp.*	544	15,754

		177,397

Total Communication Services		2,896,542

Consumer Discretionary (8.9%)
Auto Components (0.9%)
Adient plc*	32,521	963,597
American Axle & Manufacturing Holdings, Inc.*	5,339	40,203
Dana, Inc.	5,669	79,763
Dorman Products, Inc.*	1,160	127,264
Fox Factory Holding Corp.*	1,937	156,006
Gentherm, Inc.*	1,463	91,306
Goodyear Tire & Rubber Co. (The)*	12,750	136,552
Holley, Inc.(x)*	2,154	22,617
LCI Industries	2,591	289,881
Luminar Technologies, Inc.(x)*	10,647	63,137
Modine Manufacturing Co.*	2,485	26,167
Motorcar Parts of America, Inc.*	976	12,805
Patrick Industries, Inc.	987	51,166

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Solid Power, Inc. (x)*	2,505	$13,477
Standard Motor Products, Inc.	821	36,937
Stoneridge, Inc.*	1,250	21,437
Tenneco, Inc., Class A*	3,675	63,063
Visteon Corp.*	1,264	130,925
XPEL, Inc. (m)*	981	45,057

		2,371,360

Automobiles (0.1%)
Canoo, Inc. (x)*	5,234	9,683
Cenntro Electric Group Ltd.*	7,822	11,811
Faraday Future Intelligent Electric, Inc. (x)*	4,116	10,702
Fisker, Inc. (x)*	7,318	62,715
Lordstown Motors Corp. (x)*	7,468	11,800
Mullen Automotive, Inc. (x)*	683	697
Winnebago Industries, Inc.	1,506	73,131
Workhorse Group, Inc. (x)*	7,389	19,211

		199,750

Distributors (0.0%)†
Funko, Inc., Class A*	1,386	30,936
Weyco Group, Inc. (x)	214	5,232

		36,168

Diversified Consumer Services (0.4%)
2U, Inc.*	3,555	37,221
Adtalem Global Education, Inc.*	2,006	72,156
American Public Education, Inc.*	932	15,061
Beachbody Co., Inc. (The) (x)*	4,360	5,232
Carriage Services, Inc.	643	25,495
Chegg, Inc.*	5,582	104,830
Coursera, Inc.*	5,057	71,708
Duolingo, Inc. (x)*	1,059	92,715
European Wax Center, Inc., Class A (x)	921	16,228
Frontdoor, Inc.*	3,712	89,385
Graham Holdings Co., Class B	169	95,796
Laureate Education, Inc., Class A	5,113	59,157
Nerdy, Inc. (x)*	2,299	4,897
OneSpaWorld Holdings Ltd. (x)*	2,974	21,324
Perdoceo Education Corp.*	2,988	35,199
PowerSchool Holdings, Inc., Class A*	2,050	24,702
Rover Group, Inc. (x)*	4,040	15,190
StoneMor, Inc.*	1,542	5,274
Strategic Education, Inc.	1,082	76,368
Stride, Inc.*	1,845	75,258
Udemy, Inc. (x)*	3,235	33,029
Universal Technical Institute, Inc.*	1,369	9,761
Vivint Smart Home, Inc. (x)*	3,667	12,761
WW International, Inc.*	2,500	15,975

		1,014,722

Hotels, Restaurants & Leisure (4.0%)
Accel Entertainment, Inc.*	2,699	28,663
Bally’s Corp.*	1,804	35,683
Biglari Holdings, Inc., Class B*	42	5,153
BJ’s Restaurants, Inc.*	1,033	22,395
Bloomin’ Brands, Inc.	3,969	65,965
Bluegreen Vacations Holding Corp.	520	12,979
Bowlero Corp. (x)*	1,762	18,660
Brinker International, Inc.*	57,861	1,274,678
Century Casinos, Inc.*	1,112	8,006
Cheesecake Factory, Inc. (The)	2,262	59,762
Chuy’s Holdings, Inc.*	903	17,988
Cracker Barrel Old Country Store, Inc.	1,032	86,162
Dalata Hotel Group plc*	332,099	1,209,465
Dave & Buster’s Entertainment, Inc.*	1,994	65,363
Denny’s Corp.*	177,569	1,541,299
Dine Brands Global, Inc.	757	49,266
El Pollo Loco Holdings, Inc.*	991	9,751
Everi Holdings, Inc.*	3,791	61,831
F45 Training Holdings, Inc. (x)*	1,521	5,978
First Watch Restaurant Group, Inc. (x)*	528	7,614
Full House Resorts, Inc.*	1,701	10,342
Golden Entertainment, Inc.*	947	37,454
Hilton Grand Vacations, Inc.*	58,352	2,084,917
Inspirato, Inc.*	462	2,139
Inspired Entertainment, Inc.*	947	8,154
International Game Technology plc	4,677	86,805
Jack in the Box, Inc.	50,340	2,822,060
Krispy Kreme, Inc. (x)	3,222	43,819
Kura Sushi USA, Inc., Class A (x)*	202	10,005
Life Time Group Holdings, Inc. (x)*	1,872	24,111
Light & Wonder, Inc.*	4,439	208,589
Lindblad Expeditions Holdings, Inc.*	1,458	11,810
Monarch Casino & Resort, Inc.*	562	32,973
NEOGAMES SA (x)*	498	6,678
Noodles & Co.*	2,115	9,940
ONE Group Hospitality, Inc. (The)*	1,016	7,488
Papa John’s International, Inc.	1,467	122,524
Portillo’s, Inc., Class A (x)*	801	13,096
RCI Hospitality Holdings, Inc.	420	20,311
Red Rock Resorts, Inc., Class A	2,426	80,931
Rush Street Interactive, Inc.*	2,295	10,718
Ruth’s Hospitality Group, Inc.	1,581	25,707
SeaWorld Entertainment, Inc.*	2,083	92,027
Shake Shack, Inc., Class A*	1,687	66,603
Sonder Holdings, Inc. (x)*	1,965	2,044
Sweetgreen, Inc., Class A (x)*	591	6,885
Target Hospitality Corp. (x)*	1,297	7,406
Texas Roadhouse, Inc.	3,048	223,114
Vacasa, Inc., Class A (x)*	1,832	5,276
Wingstop, Inc.	1,366	102,136
Xponential Fitness, Inc., Class A*	845	10,613

		10,783,336

Household Durables (1.0%)
Aterian, Inc. (x)*	3,000	6,480
Beazer Homes USA, Inc.*	1,174	14,170
Cavco Industries, Inc.*	409	80,160
Century Communities, Inc.	7,059	317,443
Dream Finders Homes, Inc., Class A (x)*	934	9,938
Ethan Allen Interiors, Inc.	1,080	21,827
GoPro, Inc., Class A (x)*	6,270	34,673
Green Brick Partners, Inc.*	1,143	22,369
Helen of Troy Ltd.*	1,072	174,104
Hovnanian Enterprises, Inc., Class A*	179	7,659
Installed Building Products, Inc.	1,091	90,728
iRobot Corp.*	1,234	45,349
KB Home	3,653	103,964
Landsea Homes Corp.*	515	3,430
La-Z-Boy, Inc.	1,898	45,002

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Legacy Housing Corp. (x)*	382	$4,985
LGI Homes, Inc.*	950	82,555
Lifetime Brands, Inc.	653	7,209
Lovesac Co. (The)*	610	16,775
M.D.C. Holdings, Inc.	2,559	82,681
M/I Homes, Inc.*	10,688	423,886
Meritage Homes Corp.*	5,274	382,365
Purple Innovation, Inc. (x)*	2,560	7,834
Skyline Champion Corp.*	2,439	115,657
Snap One Holdings Corp. (x)*	712	6,529
Sonos, Inc.*	5,885	106,165
Taylor Morrison Home Corp.*	16,277	380,231
Traeger, Inc.*	1,512	6,426
Tri Pointe Homes, Inc.*	4,719	79,610
Tupperware Brands Corp.*	2,464	15,622
Universal Electronics, Inc.*	578	14,779
Vizio Holding Corp., Class A (x)*	2,993	20,412
Vuzix Corp. (x)*	2,706	19,213
Weber, Inc., Class A (x)	1,014	7,311

		2,757,541

Internet & Direct Marketing Retail (0.2%)
1-800-Flowers.com, Inc., Class A*	1,217	11,574
1stdibs.com, Inc.*	971	5,525
aka Brands Holding Corp. (x)*	703	1,940
BARK, Inc. (x)*	3,449	4,415
Boxed, Inc. (x)*	520	962
CarParts.com, Inc.*	2,390	16,587
ContextLogic, Inc., Class A (x)*	25,365	40,584
Duluth Holdings, Inc., Class B*	496	4,732
Groupon, Inc. (x)*	1,130	12,769
Lands’ End, Inc.*	640	6,797
Liquidity Services, Inc.*	1,108	14,892
Lulu’s Fashion Lounge Holdings, Inc. (x)*	278	3,016
Overstock.com, Inc. (x)*	1,915	47,894
PetMed Express, Inc. (x)	998	19,860
Porch Group, Inc. (x)*	3,710	9,498
Poshmark, Inc., Class A (x)*	2,035	20,574
Quotient Technology, Inc.*	4,858	14,428
Qurate Retail, Inc.	15,606	44,789
RealReal, Inc. (The) (x)*	3,788	9,432
Rent the Runway, Inc., Class A (x)*	2,344	7,196
Revolve Group, Inc.*	1,908	49,436
RumbleON, Inc., Class B (x)*	447	6,575
Shutterstock, Inc.	1,030	59,029
Stitch Fix, Inc., Class A*	3,918	19,355
ThredUp, Inc., Class A (x)*	2,599	6,498
Vivid Seats, Inc., Class A (x)	1,085	8,105
Xometry, Inc., Class A (x)*	1,513	51,336

		497,798

Leisure Products (0.4%)
Acushnet Holdings Corp.	1,510	62,937
AMMO, Inc. (x)*	4,554	17,533
Brunswick Corp.	10,330	675,375
Callaway Golf Co.*	6,261	127,724
Clarus Corp.	1,149	21,820
Johnson Outdoors, Inc., Class A	186	11,376
Latham Group, Inc.*	2,052	14,220
Malibu Boats, Inc., Class A*	933	49,178
Marine Products Corp.	412	3,918
MasterCraft Boat Holdings, Inc.*	934	19,661
Smith & Wesson Brands, Inc.	1,902	24,973
Solo Brands, Inc., Class A (x)*	564	2,290
Sturm Ruger & Co., Inc.	745	47,419
Vinco Ventures, Inc. (x)*	8,097	11,174
Vista Outdoor, Inc.*	2,523	70,392

		1,159,990

Multiline Retail (0.0%)†
Big Lots, Inc. (x)	1,206	25,290
Dillard’s, Inc., Class A (x)	193	42,570
Franchise Group, Inc.	1,221	42,820

		110,680

Specialty Retail (1.4%)
Aaron’s Co., Inc. (The)	1,497	21,781
Abercrombie & Fitch Co., Class A*	2,198	37,190
Academy Sports & Outdoors, Inc.	3,764	133,773
American Eagle Outfitters, Inc. (x)	6,924	77,410
America’s Car-Mart, Inc.*	252	25,351
Arko Corp.	3,993	32,583
Asbury Automotive Group, Inc.*	997	168,832
Bed Bath & Beyond, Inc.*	3,507	17,430
Big 5 Sporting Goods Corp. (x)	908	10,179
Boot Barn Holdings, Inc.*	1,324	91,237
Buckle, Inc. (The)	1,430	39,597
Build-A-Bear Workshop, Inc. (x)	608	9,983
Caleres, Inc.	1,738	45,605
Camping World Holdings, Inc., Class A (x)	1,716	37,048
Cato Corp. (The), Class A	881	10,228
Chico’s FAS, Inc.*	5,802	28,836
Children’s Place, Inc. (The)*	31,777	1,236,761
Citi Trends, Inc.*	374	8,845
Conn’s, Inc. (x)*	929	7,451
Container Store Group, Inc. (The)*	1,421	8,853
Designer Brands, Inc., Class A	2,617	34,178
Destination XL Group, Inc.*	2,531	8,580
EVgo, Inc. (x)*	3,012	18,102
Express, Inc.*	2,752	5,394
Foot Locker, Inc.	3,720	93,930
Genesco, Inc.*	552	27,550
Group 1 Automotive, Inc.	1,596	271,001
GrowGeneration Corp. (x)*	3,005	10,788
Guess?, Inc. (x)	1,440	24,552
Haverty Furniture Cos., Inc.	665	15,415
Hibbett, Inc.	588	25,701
JOANN, Inc. (x)	603	4,673
LL Flooring Holdings, Inc.*	1,373	12,865
MarineMax, Inc.*	979	35,361
Monro, Inc.	1,462	62,691
Murphy USA, Inc.	1,007	234,500
National Vision Holdings, Inc.*	3,640	100,100
ODP Corp. (The)*	1,902	57,516
OneWater Marine, Inc., Class A*	475	15,699
Party City Holdco, Inc. (x)*	5,024	6,632
Rent-A-Center, Inc.	2,380	46,291
Sally Beauty Holdings, Inc.*	4,985	59,421
Shoe Carnival, Inc.	877	18,952
Signet Jewelers Ltd.	2,092	111,838
Sleep Number Corp.*	1,039	32,157
Sonic Automotive, Inc., Class A	895	32,784

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Sportsman’s Warehouse Holdings, Inc.*	1,978	$18,969
Tile Shop Holdings, Inc.	1,422	4,366
Tilly’s, Inc., Class A	1,147	8,052
Torrid Holdings, Inc. (x)*	883	3,815
TravelCenters of America, Inc.*	568	19,579
Urban Outfitters, Inc.*	3,031	56,558
Volta, Inc. (x)*	5,335	6,936
Warby Parker, Inc., Class A (x)*	3,744	42,157
Winmark Corp.	122	23,860
Zumiez, Inc.*	671	17,446

		3,617,382

Textiles, Apparel & Luxury Goods (0.5%)
Allbirds, Inc., Class A (x)*	4,145	16,290
Carter’s, Inc.	10,062	709,170
Crocs, Inc.*	2,688	130,825
Ermenegildo Zegna Holditalia SpA (x)*	1,983	20,921
Fossil Group, Inc.*	2,371	12,258
G-III Apparel Group Ltd.*	2,089	42,260
Kontoor Brands, Inc.	2,516	83,959
Movado Group, Inc.	749	23,166
Oxford Industries, Inc.	672	59,633
PLBY Group, Inc. (x)*	1,387	8,877
Rocky Brands, Inc.	317	10,835
Steven Madden Ltd.	3,515	113,218
Superior Group of Cos., Inc.	360	6,390
Unifi, Inc.*	649	9,125
Wolverine World Wide, Inc. (x)	3,548	71,528

		1,318,455

Total Consumer Discretionary		23,867,182

Consumer Staples (3.0%)
Beverages (0.2%)
Celsius Holdings, Inc.*	2,492	162,628
Coca-Cola Consolidated, Inc.	210	118,419
Duckhorn Portfolio, Inc. (The)*	1,726	36,349
MGP Ingredients, Inc. (x)	621	62,156
National Beverage Corp.	1,014	49,625
Primo Water Corp.	6,998	93,633
Vintage Wine Estates, Inc. (x)*	1,396	10,973
Vita Coco Co., Inc. (The) (x)*	1,221	11,954

		545,737

Food & Staples Retailing (0.2%)
Andersons, Inc. (The)	1,506	49,683
Chefs’ Warehouse, Inc. (The)*	1,560	60,668
HF Foods Group, Inc.*	1,470	7,673
Ingles Markets, Inc., Class A	666	57,776
Natural Grocers by Vitamin Cottage, Inc.	543	8,661
PriceSmart, Inc.	1,086	77,790
Rite Aid Corp. (x)*	2,508	16,904
SpartanNash Co.	1,716	51,772
Sprouts Farmers Market, Inc.*	4,879	123,536
United Natural Foods, Inc.*	2,682	105,671
Village Super Market, Inc., Class A	443	10,105
Weis Markets, Inc.	747	55,681

		625,920

Food Products (2.1%)
Alico, Inc.	217	7,732
AppHarvest, Inc. (x)*	3,533	12,330
B&G Foods, Inc. (x)	3,027	71,982
Benson Hill, Inc. (x)*	7,647	20,953
Beyond Meat, Inc. (x)*	2,750	65,835
BRC, Inc., Class A (x)*	1,118	9,123
Calavo Growers, Inc.	802	33,459
Cal-Maine Foods, Inc.	1,686	83,305
Fresh Del Monte Produce, Inc.	1,439	42,494
Glanbia plc (London Stock Exchange)	31,500	349,032
Glanbia plc (Turquoise Stock Exchange)	251,604	2,723,736
Hain Celestial Group, Inc. (The)*	3,339	79,268
Hostess Brands, Inc.*	6,374	135,192
J & J Snack Foods Corp.	662	92,455
John B Sanfilippo & Son, Inc.	363	26,314
Lancaster Colony Corp.	852	109,721
Landec Corp.*	1,144	11,406
Local Bounti Corp. (x)*	1,519	4,830
Maple Leaf Foods, Inc.	62,674	1,232,348
Mission Produce, Inc. (x)*	1,860	26,505
Sanderson Farms, Inc.	943	203,245
Seneca Foods Corp., Class A*	314	17,440
Simply Good Foods Co. (The)*	4,035	152,402
Sovos Brands, Inc.*	1,238	19,647
SunOpta, Inc.*	4,326	33,656
Tattooed Chef, Inc. (x)*	2,432	15,322
Tootsie Roll Industries, Inc.	641	22,659
TreeHouse Foods, Inc.*	2,278	95,266
Utz Brands, Inc.	2,842	39,276
Vital Farms, Inc.*	1,100	9,625
Whole Earth Brands, Inc.*	1,577	9,777

		5,756,335

Household Products (0.1%)
Central Garden & Pet Co.*	411	17,435
Central Garden & Pet Co., Class A*	1,916	76,659
Energizer Holdings, Inc. (x)	3,012	85,390
WD-40 Co.	607	122,226

		301,710

Personal Products (0.3%)
Beauty Health Co. (The)*	4,656	59,876
BellRing Brands, Inc.*	5,182	128,980
Edgewell Personal Care Co.	2,387	82,399
elf Beauty, Inc.*	2,158	66,207
Herbalife Nutrition Ltd.*	4,443	90,859
Honest Co., Inc. (The)*	4,093	11,952
Inter Parfums, Inc.	857	62,612
Medifast, Inc.	506	91,338
Nature’s Sunshine Products, Inc.*	420	4,481
Nu Skin Enterprises, Inc., Class A	2,320	100,456
Thorne HealthTech, Inc. (x)*	322	1,559
USANA Health Sciences, Inc.*	499	36,108
Veru, Inc. (x)*	2,895	32,714

		769,541

Tobacco (0.1%)
22nd Century Group, Inc. (x)*	7,852	16,725
Turning Point Brands, Inc.	637	17,282

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Universal Corp.	1,108	$67,034
Vector Group Ltd.	6,678	70,119

		171,160

Total Consumer Staples		8,170,403

Energy (6.9%)
Energy Equipment & Services (3.0%)
Archrock, Inc.	6,700	55,409
Borr Drilling Ltd. (x)*	6,056	27,918
Bristow Group, Inc.*	1,100	25,740
Cactus, Inc., Class A	2,704	108,890
ChampionX Corp.	9,318	184,962
Diamond Offshore Drilling, Inc. (x)*	4,527	26,664
DMC Global, Inc.*	848	15,289
Dril-Quip, Inc.*	1,476	38,081
Expro Group Holdings NV*	3,529	40,654
Helix Energy Solutions Group, Inc.*	6,859	21,263
Helmerich & Payne, Inc.	4,633	199,497
Hunting plc	356,669	937,515
Liberty Energy, Inc., Class A*	6,480	82,685
Nabors Industries Ltd.*	411	55,033
National Energy Services Reunited Corp.*	2,021	13,702
Natural Gas Services Group, Inc.*	30,184	332,024
Newpark Resources, Inc.*	3,274	10,117
NexTier Oilfield Solutions, Inc.*	238,157	2,264,873
Noble Corp. (x)*	1,720	43,602
Oceaneering International, Inc.*	4,693	50,121
Oil States International, Inc.*	2,883	15,626
Patterson-UTI Energy, Inc.	9,699	152,856
ProPetro Holding Corp.*	3,723	37,230
RPC, Inc.*	3,106	21,462
Select Energy Services, Inc., Class A*	3,057	20,849
Solaris Oilfield Infrastructure, Inc., Class A	1,417	15,417
TechnipFMC plc*	453,253	3,050,393
TETRA Technologies, Inc.*	5,358	21,754
Tidewater, Inc.*	1,823	38,447
US Silica Holdings, Inc.*	3,520	40,198
Valaris Ltd.*	2,754	116,329
Weatherford International plc*	2,797	59,213

		8,123,813

Oil, Gas & Consumable Fuels (3.9%)
Aemetis, Inc. (x)*	1,207	5,926
Alto Ingredients, Inc.*	3,719	13,797
Amplify Energy Corp.*	1,561	10,209
Arch Resources, Inc. (x)	697	99,734
Archaea Energy, Inc.*	2,645	41,077
Ardmore Shipping Corp.*	1,606	11,194
Battalion Oil Corp.*	113	964
Berry Corp.	3,813	29,055
Brigham Minerals, Inc., Class A	2,263	55,738
California Resources Corp.	3,534	136,059
Callon Petroleum Co.*	2,191	85,887
Centennial Resource Development, Inc., Class A*	9,316	55,710
Centrus Energy Corp., Class A (x)*	491	12,152
Civitas Resources, Inc.	3,323	173,760
Clean Energy Fuels Corp.*	7,434	33,304
CNX Resources Corp.*	8,711	143,383
Comstock Resources, Inc.*	4,117	49,733
CONSOL Energy, Inc.*	1,584	78,218
Crescent Energy Co., Class A (x)	1,618	20,193
Crescent Point Energy Corp.	530,846	3,773,494
CVR Energy, Inc.	1,418	47,503
Delek US Holdings, Inc.*	3,237	83,644
Denbury, Inc.*	2,334	140,017
DHT Holdings, Inc.	6,175	37,853
Dorian LPG Ltd.	1,239	18,833
Earthstone Energy, Inc., Class A (x)*	1,945	26,549
Empire Petroleum Corp. (x)*	321	3,810
Energy Fuels, Inc. (x)*	7,339	36,034
Equitrans Midstream Corp.	18,924	120,357
Excelerate Energy, Inc., Class A (x)*	783	15,597
FLEX LNG Ltd.	1,303	35,689
Frontline Ltd.*	5,384	47,702
Gevo, Inc. (x)*	9,696	22,786
Golar LNG Ltd.*	4,497	102,307
Green Plains, Inc.*	93,710	2,546,101
Gulfport Energy Corp.*	535	42,538
HighPeak Energy, Inc. (x)	251	6,431
International Seaways, Inc.	2,140	45,368
Kinetik Holdings, Inc. (x)	761	25,980
Kosmos Energy Ltd.*	20,790	128,690
Laredo Petroleum, Inc.*	769	53,015
Magnolia Oil & Gas Corp., Class A	7,519	157,824
Matador Resources Co.	5,145	239,706
Murphy Oil Corp.	6,804	205,413
NACCO Industries, Inc., Class A	181	6,860
NextDecade Corp. (x)*	1,444	6,411
Nordic American Tankers Ltd. (x)	7,428	15,822
Northern Oil and Gas, Inc.	2,969	74,997
Oasis Petroleum, Inc.	879	106,930
Par Pacific Holdings, Inc.*	2,150	33,518
PBF Energy, Inc., Class A*	4,322	125,424
Peabody Energy Corp.*	5,300	113,049
Ranger Oil Corp.*	1,021	33,560
REX American Resources Corp.*	264	22,387
Riley Exploration Permian, Inc.	507	12,259
Ring Energy, Inc. (x)*	3,862	10,273
SandRidge Energy, Inc. (x)*	1,082	16,955
Scorpio Tankers, Inc.	2,261	78,027
SFL Corp. Ltd.	5,116	48,551
SilverBow Resources, Inc. (x)*	523	14,832
Sitio Royalties Corp. (x)	556	12,888
SM Energy Co.	5,437	185,891
Talos Energy, Inc.*	2,974	46,008
Teekay Corp.*	3,612	10,403
Teekay Tankers Ltd., Class A*	972	17,136
Tellurian, Inc. (x)*	22,991	68,513
Uranium Energy Corp. (x)*	12,927	39,815
Ur-Energy, Inc. (x)*	9,410	9,975
VAALCO Energy, Inc. (x)	2,588	17,961
Vertex Energy, Inc. (x)*	2,455	25,827
W&T Offshore, Inc.*	4,536	19,595
Whiting Petroleum Corp.	1,824	124,087
World Fuel Services Corp.	2,989	61,155

		10,378,443

Total Energy		18,502,256

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Financials (17.4%)
Banks (9.7%)
1st Source Corp.	699	$31,735
ACNB Corp.(x)	300	8,907
Allegiance Bancshares, Inc.	850	32,096
Amalgamated Financial Corp.	717	14,182
Amerant Bancorp, Inc.	1,312	36,893
American National Bankshares, Inc.	552	19,105
Ameris Bancorp	2,932	117,808
Arrow Financial Corp.	718	22,840
Associated Banc-Corp.	6,828	124,679
Atlantic Union Bankshares Corp.	66,476	2,254,866
Banc of California, Inc.	2,626	46,270
BancFirst Corp. (x)	858	82,119
Bancorp, Inc. (The)*	2,520	49,190
Bank First Corp. (x)	319	24,183
Bank of Marin Bancorp	669	21,261
Bank of NT Butterfield & Son Ltd. (The)	2,165	67,526
BankUnited, Inc.	3,644	129,617
Bankwell Financial Group, Inc.	177	5,496
Banner Corp.	1,552	87,238
Bar Harbor Bankshares	556	14,378
BayCom Corp.	490	10,133
BCB Bancorp, Inc. (x)	549	9,349
Berkshire Hills Bancorp, Inc.	2,087	51,695
Blue Ridge Bankshares, Inc. (x)	902	13,819
Brookline Bancorp, Inc.	3,341	44,469
Business First Bancshares, Inc.	956	20,372
Byline Bancorp, Inc.	1,195	28,441
Cadence Bank	8,023	188,380
Cambridge Bancorp	294	24,314
Camden National Corp.	27,761	1,222,872
Capital Bancorp, Inc.	398	8,637
Capital City Bank Group, Inc.	700	19,523
Capstar Financial Holdings, Inc.	793	15,559
Carter Bankshares, Inc.*	1,137	15,008
Cathay General Bancorp	3,350	131,152
CBTX, Inc.	882	23,452
Central Pacific Financial Corp.	1,189	25,504
Citizens & Northern Corp.	807	19,505
City Holding Co.	589	47,049
Civista Bancshares, Inc.	703	14,946
CNB Financial Corp.	764	18,481
Coastal Financial Corp.*	492	18,755
Colony Bankcorp, Inc.	628	9,477
Columbia Banking System, Inc.	107,694	3,085,433
Community Bank System, Inc.	2,360	149,341
Community Trust Bancorp, Inc.	787	31,826
ConnectOne Bancorp, Inc.	1,853	45,306
CrossFirst Bankshares, Inc.*	1,889	24,935
Customers Bancorp, Inc.*	1,485	50,341
CVB Financial Corp.	6,203	153,896
Dime Community Bancshares, Inc. (x)	1,432	42,459
Eagle Bancorp, Inc.	1,373	65,094
Eastern Bankshares, Inc.	7,204	132,986
Enterprise Bancorp, Inc.	461	14,840
Enterprise Financial Services Corp.	1,662	68,973
Equity Bancshares, Inc., Class A	651	18,983
Esquire Financial Holdings, Inc.	266	8,858
Farmers & Merchants Bancorp, Inc. (x)	504	16,728
Farmers National Banc Corp.	1,404	21,060
FB Financial Corp.	1,596	62,595
Financial Institutions, Inc.	674	17,537
First Bancorp (Nasdaq Stock Exchange)	1,465	51,128
First Bancorp (Quotrix Stock Exchange)	8,785	113,414
First Bancorp, Inc. (The)	538	16,210
First Bancshares, Inc. (The)	971	27,771
First Bank	634	8,863
First Busey Corp.	2,376	54,292
First Business Financial Services, Inc.	308	9,607
First Commonwealth Financial Corp.	4,038	54,190
First Community Bankshares, Inc.	798	23,469
First Financial Bancorp	4,087	79,288
First Financial Bankshares, Inc.	5,838	229,258
First Financial Corp.	527	23,451
First Foundation, Inc.	2,399	49,132
First Guaranty Bancshares, Inc. (x)	240	5,834
First Internet Bancorp	337	12,408
First Interstate BancSystem, Inc., Class A	42,002	1,600,696
First Merchants Corp.	2,573	91,650
First Mid Bancshares, Inc.	826	29,463
First of Long Island Corp. (The)	57,073	1,000,490
First Western Financial, Inc.*	305	8,293
Five Star Bancorp (x)	600	15,852
Flushing Financial Corp.	1,394	29,636
Fulton Financial Corp.	7,618	110,080
FVCBankcorp, Inc. (x)*	439	8,266
German American Bancorp, Inc.	29,833	1,019,692
Glacier Bancorp, Inc.	4,979	236,104
Great Southern Bancorp, Inc.	486	28,460
Guaranty Bancshares, Inc.	317	11,491
Hancock Whitney Corp.	4,002	177,409
Hanmi Financial Corp.	1,363	30,586
HarborOne Bancorp, Inc. (x)	2,257	31,124
HBT Financial, Inc. (x)	356	6,362
Heartland Financial USA, Inc.	1,932	80,255
Heritage Commerce Corp.	2,757	29,472
Heritage Financial Corp.	1,554	39,099
Hilltop Holdings, Inc.	2,722	72,569
Home BancShares, Inc.	8,428	175,050
HomeStreet, Inc.	815	28,256
HomeTrust Bancshares, Inc. (x)	541	13,525
Hope Bancorp, Inc.	5,214	72,162
Horizon Bancorp, Inc.	1,730	30,137
Independent Bank Corp.	978	18,856
Independent Bank Corp./MA	2,131	169,265
Independent Bank Group, Inc.	1,638	111,237
International Bancshares Corp.	2,505	100,400
John Marshall Bancorp, Inc.	449	10,120
Lakeland Bancorp, Inc.	2,932	42,866
Lakeland Financial Corp.	1,082	71,866
Live Oak Bancshares, Inc.	1,520	51,513
Macatawa Bank Corp.	1,333	11,784
Mercantile Bank Corp.	743	23,739
Meta Financial Group, Inc.	1,417	54,795
Metrocity Bankshares, Inc.	987	20,046
Metropolitan Bank Holding Corp.*	475	32,975
Mid Penn Bancorp, Inc.	683	18,421

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Midland States Bancorp, Inc.	1,017	$24,449
MidWestOne Financial Group, Inc.	681	20,239
MVB Financial Corp.	435	13,533
National Bank Holdings Corp., Class A	1,239	47,417
NBT Bancorp, Inc.	1,869	70,256
Nicolet Bankshares, Inc.*	531	38,413
Northeast Bank	264	9,644
Northwest Bancshares, Inc.	5,866	75,085
OceanFirst Financial Corp.	2,548	48,743
OFG Bancorp	2,151	54,635
Old National Bancorp	13,211	195,391
Old Second Bancorp, Inc.	1,692	22,639
Origin Bancorp, Inc.	1,072	41,594
Orrstown Financial Services, Inc.	498	12,037
Pacific Premier Bancorp, Inc.	4,143	121,141
Park National Corp.	618	74,933
Parke Bancorp, Inc. (x)	354	7,420
PCB Bancorp	419	7,827
Peapack-Gladstone Financial Corp.	773	22,958
Peoples Bancorp, Inc.	39,099	1,040,033
Peoples Financial Services Corp.	336	18,762
Preferred Bank	517	35,166
Premier Financial Corp.	1,693	42,918
Primis Financial Corp.	828	11,286
Professional Holding Corp., Class A*	500	10,025
QCR Holdings, Inc.	671	36,227
RBB Bancorp	475	9,818
Red River Bancshares, Inc.	236	12,763
Renasant Corp.	2,317	66,753
Republic Bancorp, Inc., Class A	446	21,519
Republic First Bancorp, Inc.*	2,438	9,289
S&T Bancorp, Inc.	1,700	46,631
Sandy Spring Bancorp, Inc.	2,014	78,687
Seacoast Banking Corp. of Florida	2,627	86,796
ServisFirst Bancshares, Inc.	2,249	177,491
Shore Bancshares, Inc.	641	11,859
Sierra Bancorp	730	15,863
Silvergate Capital Corp., Class A*	1,425	76,280
Simmons First National Corp., Class A	5,802	123,351
SmartFinancial, Inc.	712	17,202
South Plains Financial, Inc.	503	12,142
Southern First Bancshares, Inc. (x)*	387	16,869
Southside Bancshares, Inc.	1,398	52,313
SouthState Corp.	42,982	3,316,061
Stock Yards Bancorp, Inc.	1,239	74,117
Summit Financial Group, Inc.	585	16,251
Texas Capital Bancshares, Inc.*	2,305	121,335
Third Coast Bancshares, Inc.*	538	11,782
Tompkins Financial Corp.	610	43,981
Towne Bank	3,219	87,396
TriCo Bancshares	29,365	1,340,219
Triumph Bancorp, Inc.*	1,113	69,629
Trustmark Corp.	2,709	79,076
UMB Financial Corp.	2,010	173,061
United Bankshares, Inc.	5,900	206,913
United Community Banks, Inc.	4,830	145,818
Unity Bancorp, Inc.	246	6,514
Univest Financial Corp.	1,223	31,113
USCB Financial Holdings, Inc. (x)*	400	4,616
Valley National Bancorp	18,629	193,928
Veritex Holdings, Inc.	2,280	66,713
Washington Federal, Inc.	2,938	88,199
Washington Trust Bancorp, Inc.	27,137	1,312,617
WesBanco, Inc.	2,768	87,773
West BanCorp, Inc. (x)	799	19,448
Westamerica Bancorp	1,098	61,115

		26,150,921

Capital Markets (0.6%)
Artisan Partners Asset Management, Inc., Class A	2,750	97,818
AssetMark Financial Holdings, Inc.*	683	12,820
Associated Capital Group, Inc., Class A	81	2,902
B Riley Financial, Inc.	980	41,405
Bakkt Holdings, Inc. (x)*	2,626	5,515
BGC Partners, Inc., Class A	14,810	49,910
Blucora, Inc.*	2,248	41,498
Brightsphere Investment Group, Inc.	1,548	27,879
Cohen & Steers, Inc.	1,159	73,701
Cowen, Inc., Class A	1,351	32,005
Diamond Hill Investment Group, Inc.	146	25,351
Donnelley Financial Solutions, Inc.*	1,365	39,981
Federated Hermes, Inc.	3,938	125,189
Focus Financial Partners, Inc., Class A*	2,638	89,850
GAMCO Investors, Inc., Class A	302	6,312
GCM Grosvenor, Inc., Class A (x)	2,130	14,591
Hamilton Lane, Inc., Class A	1,569	105,405
Houlihan Lokey, Inc.	2,293	180,986
Manning & Napier, Inc.	688	8,579
MarketWise, Inc. (x)*	766	2,758
Moelis & Co., Class A	2,845	111,951
Open Lending Corp., Class A*	4,629	47,355
Oppenheimer Holdings, Inc., Class A	421	13,910
Perella Weinberg Partners (x)	1,928	11,240
Piper Sandler Cos.	799	90,575
PJT Partners, Inc., Class A	1,094	76,886
Pzena Investment Management, Inc., Class A	798	5,259
Sculptor Capital Management, Inc. (x)	1,211	10,112
Silvercrest Asset Management Group, Inc., Class A	360	5,908
StepStone Group, Inc., Class A	2,382	62,003
StoneX Group, Inc.*	762	59,489
Value Line, Inc. (x)	76	5,020
Victory Capital Holdings, Inc., Class A	708	17,063
Virtus Investment Partners, Inc.	320	54,726
WisdomTree Investments, Inc.	5,997	30,405

		1,586,357

Consumer Finance (0.3%)
Atlanticus Holdings Corp.*	220	7,737
Consumer Portfolio Services, Inc.*	629	6,447
Curo Group Holdings Corp.	1,035	5,724
Encore Capital Group, Inc.*	1,084	62,623
Enova International, Inc.*	1,442	41,558
EZCORP, Inc., Class A*	2,564	19,256
FirstCash Holdings, Inc.	1,740	120,947
Green Dot Corp., Class A*	2,183	54,815
LendingClub Corp.*	4,384	51,249
LendingTree, Inc.*	474	20,771

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Moneylion, Inc.*	6,534	$8,625
Navient Corp.	5,285	73,937
Nelnet, Inc., Class A	681	58,055
NerdWallet, Inc., Class A*	1,108	8,787
Oportun Financial Corp.*	941	7,782
OppFi, Inc. (x)*	606	1,994
PRA Group, Inc.*	1,783	64,830
PROG Holdings, Inc.*	2,496	41,184
Regional Management Corp.	354	13,229
Sunlight Financial Holdings, Inc. (x)*	1,467	4,328
World Acceptance Corp.(x)*	172	19,305

		693,183

Diversified Financial Services (0.1%)
Alerus Financial Corp.	722	17,191
A-Mark Precious Metals, Inc.	749	24,155
Banco Latinoamericano de Comercio Exterior SA, Class E	1,193	15,831
Cannae Holdings, Inc.*	3,321	64,228
Compass Diversified Holdings	2,665	57,085
Jackson Financial, Inc., Class A	3,399	90,923
SWK Holdings Corp. (x)*	160	2,795

		272,208

Insurance (4.8%)
Ambac Financial Group, Inc.*	2,180	24,743
American Equity Investment Life Holding Co.	3,529	129,056
AMERISAFE, Inc.	822	42,752
Argo Group International Holdings Ltd.	1,444	53,226
Bright Health Group, Inc. (x)*	8,828	16,067
BRP Group, Inc., Class A*	2,619	63,249
CNO Financial Group, Inc.	88,875	1,607,749
Crawford & Co., Class A	230	1,794
Donegal Group, Inc., Class A	520	8,866
eHealth, Inc.*	1,302	12,148
Employers Holdings, Inc.	1,239	51,902
Enstar Group Ltd.*	524	112,125
Genworth Financial, Inc., Class A*	22,864	80,710
Goosehead Insurance, Inc., Class A	846	38,637
Greenlight Capital Re Ltd., Class A*	1,418	10,961
Hanover Insurance Group, Inc. (The)	28,723	4,200,739
HCI Group, Inc. (x)	281	19,041
Hippo Holdings, Inc. (x)*	11,060	9,717
Horace Mann Educators Corp.	68,605	2,633,060
Investors Title Co.	68	10,668
James River Group Holdings Ltd.	1,688	41,829
Kinsale Capital Group, Inc.	970	222,751
Lemonade, Inc. (x)*	1,781	32,521
MBIA, Inc.*	2,199	27,158
Mercury General Corp.	1,171	51,875
National Western Life Group, Inc., Class A	103	20,878
NI Holdings, Inc. (x)*	446	7,328
Oscar Health, Inc., Class A (x)*	5,278	22,431
Palomar Holdings, Inc.*	1,089	70,132
ProAssurance Corp.	2,407	56,877
RLI Corp.	1,755	204,615
Root, Inc., Class A (x)*	5,923	7,048
Safety Insurance Group, Inc.	659	63,989
Selective Insurance Group, Inc.	29,098	2,529,780
Selectquote, Inc. (x)*	6,174	15,311
SiriusPoint Ltd.*	4,242	22,992
Stewart Information Services Corp.	1,176	58,506
Tiptree, Inc.	1,181	12,542
Trean Insurance Group, Inc.*	918	5,719
Trupanion, Inc. (x)*	1,758	105,937
United Fire Group, Inc.	1,007	34,470
Universal Insurance Holdings, Inc.	1,351	17,603

		12,759,502

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
AFC Gamma, Inc. (REIT)	711	10,900
Angel Oak Mortgage, Inc. (REIT) (x)	418	5,417
Apollo Commercial Real Estate Finance, Inc. (REIT)	6,264	65,396
Arbor Realty Trust, Inc. (REIT)	7,138	93,579
Ares Commercial Real Estate Corp. (REIT)	1,816	22,210
ARMOUR Residential REIT, Inc. (REIT) (x)	4,266	30,033
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	7,839	216,905
BrightSpire Capital, Inc. (REIT)	4,496	33,945
Broadmark Realty Capital, Inc. (REIT)	6,382	42,823
Chicago Atlantic Real Estate Finance, Inc. (REIT)	287	4,322
Chimera Investment Corp. (REIT) (x)	11,291	99,587
Claros Mortgage Trust, Inc. (REIT) (x)	4,116	68,943
Dynex Capital, Inc. (REIT)	1,581	25,170
Ellington Financial, Inc. (REIT) (x)	2,591	38,010
Franklin BSP Realty Trust, Inc. (REIT) (x)	3,088	41,626
Granite Point Mortgage Trust, Inc. (REIT)	2,040	19,523
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)(x)	3,831	145,042
Invesco Mortgage Capital, Inc. (REIT) (x)	1,504	22,079
KKR Real Estate Finance Trust, Inc. (REIT)	2,348	40,973
Ladder Capital Corp. (REIT)	5,110	53,859
MFA Financial, Inc. (REIT)	4,717	50,708
New York Mortgage Trust, Inc. (REIT)	16,369	45,178
Nexpoint Real Estate Finance, Inc. (REIT)	352	7,135
Orchid Island Capital, Inc. (REIT)(x)	8,410	23,968
PennyMac Mortgage Investment Trust (REIT) (x)‡	4,697	64,959
Ready Capital Corp. (REIT)	3,224	38,430
Redwood Trust, Inc. (REIT)	5,616	43,299
TPG RE Finance Trust, Inc. (REIT)	2,877	25,922
Two Harbors Investment Corp. (REIT)	15,480	77,090

		1,457,031

Thrifts & Mortgage Finance (1.4%)
Axos Financial, Inc.*	2,708	97,082
Blue Foundry Bancorp (x)*	1,482	17,769
Bridgewater Bancshares, Inc.*	744	12,008
Capitol Federal Financial, Inc.	5,715	52,464
Columbia Financial, Inc.*	1,537	33,522
Enact Holdings, Inc. (x)	1,311	28,160
Essent Group Ltd.	4,744	184,542

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Federal Agricultural Mortgage Corp., Class C	438	$42,771
Finance of America Cos., Inc., Class A*	221	347
Flagstar Bancorp, Inc.	2,373	84,123
Greene County Bancorp, Inc. (x)	132	5,978
Hingham Institution For Savings (The)	69	19,580
Home Bancorp, Inc.	398	13,584
Home Point Capital, Inc. (x)	743	2,912
Kearny Financial Corp.	3,152	35,019
Luther Burbank Corp.	812	10,597
Merchants Bancorp	742	16,821
Mr Cooper Group, Inc.*	3,280	120,507
NMI Holdings, Inc., Class A*	3,703	61,655
Northfield Bancorp, Inc.	2,110	27,493
PCSB Financial Corp.	442	8,438
PennyMac Financial Services, Inc.‡	1,321	57,741
Pioneer Bancorp, Inc.*	663	6,497
Provident Bancorp, Inc.	468	7,348
Provident Financial Services, Inc.	3,329	74,103
Radian Group, Inc.	7,829	153,840
Southern Missouri Bancorp, Inc.	384	17,380
Sterling Bancorp, Inc.*	817	4,657
TrustCo Bank Corp.	983	30,316
Velocity Financial, Inc.*	446	4,901
Walker & Dunlop, Inc.	1,352	130,252
Waterstone Financial, Inc.	1,009	17,203
WSFS Financial Corp.	59,001	2,365,350

		3,744,960

Total Financials		46,664,162

Health Care (9.0%)
Biotechnology (3.0%)
2seventy bio, Inc. (x)*	1,675	22,110
4D Molecular Therapeutics, Inc.*	1,344	9,381
Aadi Bioscience, Inc. (x)*	628	7,737
ACADIA Pharmaceuticals, Inc.*	5,398	76,058
Adagio Therapeutics, Inc. (x)*	2,821	9,253
Adicet Bio, Inc. (x)*	1,088	15,885
ADMA Biologics, Inc. (x)*	8,172	16,181
Aerovate Therapeutics, Inc. (x)*	447	6,987
Affimed NV*	5,766	15,972
Agenus, Inc. (x)*	13,356	25,911
Agios Pharmaceuticals, Inc.*	2,614	57,952
Akero Therapeutics, Inc.*	1,337	12,635
Albireo Pharma, Inc.*	808	16,047
Alector, Inc.*	2,785	28,296
Alkermes plc*	7,422	221,101
Allogene Therapeutics, Inc. (x)*	3,696	42,134
Allovir, Inc. (x)*	1,465	5,713
Alpine Immune Sciences, Inc.*	604	5,140
ALX Oncology Holdings, Inc. (x)*	878	7,103
Amicus Therapeutics, Inc.*	12,397	133,144
AnaptysBio, Inc. (x)*	857	17,397
Anavex Life Sciences Corp. (x)*	3,227	32,302
Anika Therapeutics, Inc.*	595	13,280
Apellis Pharmaceuticals, Inc.*	4,095	185,176
Arbutus Biopharma Corp.*	4,062	11,008
Arcellx, Inc.*	436	7,883
Arcturus Therapeutics Holdings, Inc. (x)*	957	15,063
Arcus Biosciences, Inc.*	2,305	58,409
Arcutis Biotherapeutics, Inc.*	1,559	33,222
Arrowhead Pharmaceuticals, Inc.*	4,697	165,381
Atara Biotherapeutics, Inc.*	4,399	34,268
Aura Biosciences, Inc. (x)*	812	11,506
Aurinia Pharmaceuticals, Inc. (x)*	6,020	60,501
Avid Bioservices, Inc.*	2,580	39,371
Avidity Biosciences, Inc. (x)*	2,181	31,690
Beam Therapeutics, Inc. (x)*	2,859	110,672
BioCryst Pharmaceuticals, Inc.*	8,078	85,465
Biohaven Pharmaceutical Holding Co. Ltd.*	2,805	408,717
Bioxcel Therapeutics, Inc. (x)*	739	9,755
Bluebird Bio, Inc. (x)*	3,513	14,544
Blueprint Medicines Corp.*	2,685	135,619
Bridgebio Pharma, Inc. (x)*	5,026	45,636
C4 Therapeutics, Inc. (x)*	1,943	14,650
CareDx, Inc.*	2,173	46,676
Caribou Biosciences, Inc. (x)*	2,437	13,233
Catalyst Pharmaceuticals, Inc.*	4,045	28,355
Celldex Therapeutics, Inc.*	2,133	57,506
Celularity, Inc., Class A (x)*	701	2,383
Century Therapeutics, Inc. (x)*	830	6,972
Cerevel Therapeutics Holdings, Inc. (x)*	2,443	64,593
ChemoCentryx, Inc.*	2,833	70,202
Chimerix, Inc.*	3,326	6,918
Chinook Therapeutics, Inc.*	1,933	33,808
Cogent Biosciences, Inc. (x)*	1,932	17,427
Coherus Biosciences, Inc.*	3,043	22,031
Crinetics Pharmaceuticals, Inc.*	2,217	41,347
CTI BioPharma Corp. (x)*	4,116	24,573
Cullinan Oncology, Inc. (x)*	1,263	16,192
Cytokinetics, Inc.*	3,669	144,155
Day One Biopharmaceuticals, Inc. (x)*	1,090	19,511
Deciphera Pharmaceuticals, Inc.*	1,955	25,708
Denali Therapeutics, Inc.*	4,434	130,493
Design Therapeutics, Inc. (x)*	1,620	22,680
Dynavax Technologies Corp. (x)*	5,344	67,281
Dyne Therapeutics, Inc. (x)*	1,562	10,731
Eagle Pharmaceuticals, Inc.*	428	19,016
Editas Medicine, Inc. (x)*	3,303	39,074
Eiger BioPharmaceuticals, Inc.*	1,700	10,710
Emergent BioSolutions, Inc.*	2,321	72,044
Enanta Pharmaceuticals, Inc.*	920	43,488
Enochian Biosciences, Inc. (x)*	889	1,716
EQRx, Inc. (x)*	6,122	28,712
Erasca, Inc. (x)*	3,063	17,061
Fate Therapeutics, Inc. (x)*	3,704	91,785
FibroGen, Inc.*	3,676	38,819
Foghorn Therapeutics, Inc. (x)*	1,017	13,831
Forma Therapeutics Holdings, Inc.*	1,689	11,637
Gelesis Holdings, Inc. (x)*	444	688
Generation Bio Co.*	2,252	14,773
Geron Corp. (x)*	15,681	24,306
Global Blood Therapeutics, Inc.*	2,794	89,268
Gossamer Bio, Inc.*	2,844	23,804
GreenLight Biosciences Holdings PBC (x)*	632	1,397
Halozyme Therapeutics, Inc.*	6,130	269,720
Heron Therapeutics, Inc. (x)*	4,710	13,141

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
HilleVax, Inc. (x)*	573	$6,263
Humacyte, Inc. (x)*	1,418	4,552
Icosavax, Inc. (x)*	1,158	6,635
Ideaya Biosciences, Inc. (x)*	1,627	22,453
IGM Biosciences, Inc. (x)*	420	7,573
Imago Biosciences, Inc. (x)*	962	12,881
ImmunityBio, Inc. (x)*	3,478	12,938
ImmunoGen, Inc.*	9,979	44,906
Immunovant, Inc.*	1,701	6,634
Inhibrx, Inc. (x)*	1,345	15,266
Inovio Pharmaceuticals, Inc. (x)*	9,738	16,847
Insmed, Inc.*	5,359	105,679
Instil Bio, Inc. (x)*	2,601	12,017
Intellia Therapeutics, Inc.*	3,396	175,777
Intercept Pharmaceuticals, Inc. (x)*	1,220	16,848
Iovance Biotherapeutics, Inc.*	6,778	74,829
Ironwood Pharmaceuticals, Inc.*	6,229	71,820
iTeos Therapeutics, Inc.*	1,003	20,662
IVERIC bio, Inc.*	5,536	53,256
Janux Therapeutics, Inc.*	850	10,379
Jounce Therapeutics, Inc. (x)*	1,321	4,003
KalVista Pharmaceuticals, Inc.*	967	9,515
Karuna Therapeutics, Inc.*	1,185	149,914
Karyopharm Therapeutics, Inc. (x)*	3,401	15,339
Keros Therapeutics, Inc.*	784	21,662
Kezar Life Sciences, Inc. (x)*	2,494	20,625
Kiniksa Pharmaceuticals Ltd., Class A*	1,312	12,713
Kinnate Biopharma, Inc. (x)*	1,155	14,565
Kodiak Sciences, Inc.*	1,618	12,362
Kronos Bio, Inc.*	2,019	7,349
Krystal Biotech, Inc.*	956	62,771
Kura Oncology, Inc.*	2,724	49,931
Kymera Therapeutics, Inc.*	1,661	32,705
Lexicon Pharmaceuticals, Inc. (x)*	3,530	6,566
Ligand Pharmaceuticals, Inc.*	700	62,454
Lyell Immunopharma, Inc. (x)*	7,999	52,153
MacroGenics, Inc.*	2,811	8,292
Madrigal Pharmaceuticals, Inc.*	602	43,091
MannKind Corp.*	10,906	41,552
MeiraGTx Holdings plc*	1,213	9,182
Mersana Therapeutics, Inc.*	3,581	16,544
MiMedx Group, Inc.*	5,323	18,471
Mirum Pharmaceuticals, Inc. (x)*	28,398	552,625
Monte Rosa Therapeutics, Inc. (x)*	1,384	13,383
Morphic Holding, Inc. (x)*	1,227	26,626
Myriad Genetics, Inc.*	3,555	64,594
Nkarta, Inc.*	1,445	17,802
Nurix Therapeutics, Inc.*	1,995	25,277
Nuvalent, Inc., Class A (x)*	878	11,906
Ocugen, Inc. (x)*	9,173	20,823
Organogenesis Holdings, Inc.*	3,327	16,236
Outlook Therapeutics, Inc. (x)*	4,554	4,645
Pardes Biosciences, Inc.*	1,248	3,831
PepGen, Inc.*	432	4,290
PMV Pharmaceuticals, Inc. (x)*	1,661	23,669
Point Biopharma Global, Inc. (x)*	3,285	22,371
Praxis Precision Medicines, Inc. (x)*	1,634	4,003
Precigen, Inc.*	4,932	6,609
Prometheus Biosciences, Inc. (x)*	1,250	35,287
Protagonist Therapeutics, Inc.*	2,149	16,999
Prothena Corp. plc*	1,688	45,829
PTC Therapeutics, Inc.*	3,116	124,827
Radius Health, Inc.*	2,325	24,110
Rallybio Corp. (x)*	710	5,360
RAPT Therapeutics, Inc.*	1,229	22,429
Recursion Pharmaceuticals, Inc., Class A (x)*	6,154	50,094
REGENXBIO, Inc.*	1,702	42,039
Relay Therapeutics, Inc. (x)*	3,440	57,620
Replimune Group, Inc.*	1,410	24,647
REVOLUTION Medicines, Inc.*	2,931	57,125
Rhythm Pharmaceuticals, Inc. (x)*	44,900	186,335
Rigel Pharmaceuticals, Inc. (x)*	8,187	9,251
Rocket Pharmaceuticals, Inc.*	2,042	28,098
Sage Therapeutics, Inc.*	2,333	75,356
Sana Biotechnology, Inc. (x)*	4,177	26,858
Sangamo Therapeutics, Inc.*	5,898	24,418
Seres Therapeutics, Inc.*	3,335	11,439
Sierra Oncology, Inc.*	665	36,568
Sorrento Therapeutics, Inc. (x)*	16,947	34,063
SpringWorks Therapeutics, Inc. (x)*	1,569	38,629
Stoke Therapeutics, Inc.*	993	13,118
Sutro Biopharma, Inc.*	2,154	11,222
Syndax Pharmaceuticals, Inc.*	2,352	45,252
Talaris Therapeutics, Inc. (x)*	1,026	4,627
Tango Therapeutics, Inc. (x)*	2,052	9,296
Tenaya Therapeutics, Inc. (x)*	1,370	7,713
TG Therapeutics, Inc.*	6,182	26,273
Travere Therapeutics, Inc.*	2,742	66,439
Turning Point Therapeutics, Inc.*	2,048	154,112
Twist Bioscience Corp.*	2,462	86,072
Tyra Biosciences, Inc. (x)*	585	4,183
Vanda Pharmaceuticals, Inc.*	2,722	29,670
Vaxart, Inc. (x)*	6,212	21,742
Vaxcyte, Inc.*	2,372	51,615
VBI Vaccines, Inc. (x)*	9,684	7,830
Vera Therapeutics, Inc. (x)*	600	8,166
Veracyte, Inc.*	3,223	64,138
Vericel Corp.*	2,012	50,662
Verve Therapeutics, Inc. (x)*	1,746	26,679
Vir Biotechnology, Inc.*	3,267	83,210
Viridian Therapeutics, Inc. (x)*	1,151	13,317
VistaGen Therapeutics, Inc. (x)*	9,949	8,755
Xencor, Inc.*	2,653	72,613
Y-mAbs Therapeutics, Inc.*	1,785	27,007
Zentalis Pharmaceuticals, Inc. (x)*	1,729	48,585

		8,082,361

Health Care Equipment & Supplies (3.7%)
Alphatec Holdings, Inc.*	2,799	18,305
AngioDynamics, Inc.*	1,726	33,398
Artivion, Inc.*	1,822	34,399
AtriCure, Inc.*	2,027	82,823
Atrion Corp.	59	37,103
Avanos Medical, Inc.*	2,103	57,496
Axogen, Inc.*	1,895	15,520
Axonics, Inc.*	2,138	121,160
BioLife Solutions, Inc.*	1,491	20,591
Bioventus, Inc., Class A*	1,343	9,159
Butterfly Network, Inc. (x)*	6,008	18,445
Cardiovascular Systems, Inc.*	1,952	28,031
Cerus Corp.*	8,355	44,198

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
CONMED Corp.	1,278	$122,381
CryoPort, Inc.*	1,953	60,504
Cue Health, Inc. (x)*	4,778	15,290
Cutera, Inc.*	814	30,525
Embecta Corp.*	2,565	64,946
Envista Holdings Corp.*	61,392	2,366,048
Figs, Inc., Class A*	5,678	51,727
Glaukos Corp.*	2,021	91,794
Haemonetics Corp.*	2,249	146,590
Heska Corp.*	414	39,127
Inari Medical, Inc.*	2,169	147,470
Inogen, Inc.*	950	22,971
Integer Holdings Corp.*	49,804	3,519,151
Integra LifeSciences Holdings Corp.*	5,041	272,365
iRadimed Corp.	315	10,691
iRhythm Technologies, Inc.*	1,351	145,949
Lantheus Holdings, Inc.*	3,038	200,599
LeMaitre Vascular, Inc.	914	41,633
LivaNova plc*	2,463	153,864
Meridian Bioscience, Inc.*	1,867	56,794
Merit Medical Systems, Inc.*	2,520	136,760
Mesa Laboratories, Inc.	239	48,742
Nano-X Imaging Ltd. (x)*	1,861	21,029
Natus Medical, Inc.*	1,617	52,989
Neogen Corp.*	4,914	118,378
Nevro Corp.*	1,547	67,805
NuVasive, Inc.*	2,328	114,444
Omnicell, Inc.*	1,975	224,656
OraSure Technologies, Inc.*	3,262	8,840
Orthofix Medical, Inc.*	907	21,351
OrthoPediatrics Corp.*	645	27,832
Outset Medical, Inc.*	2,013	29,913
Owlet, Inc. (x)*	741	1,260
Paragon 28, Inc. (x)*	2,054	32,597
PROCEPT BioRobotics Corp.*	1,146	37,463
Pulmonx Corp.(x)*	1,522	22,404
RxSight, Inc. (x)*	841	11,841
SeaSpine Holdings Corp.*	1,651	9,328
Senseonics Holdings, Inc. (x)*	21,923	22,581
Shockwave Medical, Inc.*	1,602	306,254
SI-BONE, Inc.*	1,581	20,869
Sight Sciences, Inc. (x)*	1,070	9,619
Silk Road Medical, Inc. (x)*	1,526	55,531
STAAR Surgical Co.*	2,185	154,982
Surmodics, Inc.*	648	24,125
Tactile Systems Technology, Inc.*	997	7,278
Tenon Medical, Inc.*	145	328
TransMedics Group, Inc.*	1,134	35,664
Treace Medical Concepts, Inc.*	1,447	20,750
UFP Technologies, Inc.*	289	22,996
Utah Medical Products, Inc.	162	13,916
Varex Imaging Corp.*	1,648	35,251
Vicarious Surgical, Inc. (x)*	2,363	6,947
ViewRay, Inc.*	7,085	18,775
Zimvie, Inc.*	926	14,825
Zynex, Inc.	955	7,621

		9,846,991

Health Care Providers & Services (1.1%)
1Life Healthcare, Inc.*	7,994	62,673
23andMe Holding Co. (x)*	7,573	18,781
Accolade, Inc.*	2,501	18,507
AdaptHealth Corp.*	3,298	59,496
Addus HomeCare Corp.*	720	59,962
Agiliti, Inc. (x)*	1,233	25,289
AirSculpt Technologies, Inc. (x)*	315	1,868
Alignment Healthcare, Inc.*	3,817	43,552
AMN Healthcare Services, Inc.*	2,003	219,749
Apollo Medical Holdings, Inc. (x)*	1,800	69,462
ATI Physical Therapy, Inc. (x)*	2,975	4,195
Aveanna Healthcare Holdings, Inc. (x)*	2,007	4,536
Brookdale Senior Living, Inc.*	8,165	37,069
Cano Health, Inc.*	7,185	31,470
CareMax, Inc. (x)*	2,545	9,238
Castle Biosciences, Inc.*	1,013	22,235
Clover Health Investments Corp. (x)*	17,036	36,457
Community Health Systems, Inc.*	5,954	22,327
CorVel Corp.*	417	61,411
Covetrus, Inc.*	4,712	97,774
Cross Country Healthcare, Inc.*	1,771	36,890
DocGo, Inc. (x)*	3,491	24,926
Ensign Group, Inc. (The)	2,427	178,312
Fulgent Genetics, Inc. (x)*	996	54,312
Hanger, Inc.*	1,797	25,733
HealthEquity, Inc.*	3,776	231,809
Hims & Hers Health, Inc. (x)*	5,326	24,127
Innovage Holding Corp. (x)*	953	4,174
Invitae Corp. (x)*	9,693	23,651
Joint Corp. (The)*	682	10,441
LHC Group, Inc.*	1,334	207,757
LifeStance Health Group, Inc. (x)*	3,444	19,149
MEDNAX, Inc.*	3,877	81,456
ModivCare, Inc.*	586	49,517
National HealthCare Corp.	544	38,026
National Research Corp.	621	23,772
Oncology Institute, Inc. (The) (x)*	787	3,982
OPKO Health, Inc.*	17,174	43,450
Option Care Health, Inc.*	6,423	178,495
Owens & Minor, Inc.	3,263	102,621
P3 Health Partners, Inc.*	1,257	4,676
Patterson Cos., Inc.	3,922	118,837
Pennant Group, Inc. (The)*	1,228	15,731
PetIQ, Inc.*	1,280	21,491
Privia Health Group, Inc. (x)*	2,009	58,502
Progyny, Inc.*	3,371	97,927
R1 RCM, Inc.*	6,083	127,500
RadNet, Inc.*	2,067	35,718
Select Medical Holdings Corp.	4,843	114,392
Sema4 Holdings Corp.*	6,876	8,664
Surgery Partners, Inc.*	1,850	53,502
US Physical Therapy, Inc.	580	63,336

		2,988,927

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.*	5,133	76,122
American Well Corp., Class A*	10,204	44,081
Babylon Holdings Ltd., Class A*	4,681	4,577
Computer Programs and Systems, Inc.*	676	21,612
Convey Health Solutions Holdings, Inc. (x)*	645	6,708
Evolent Health, Inc., Class A*	3,662	112,460
Health Catalyst, Inc.*	2,561	37,109
HealthStream, Inc.*	1,136	24,663

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Inspire Medical Systems, Inc.*	1,242	$226,876
Multiplan Corp. (x)*	17,086	93,802
NextGen Healthcare, Inc.*	2,686	46,844
Nutex Health, Inc. (x)*	1,729	5,576
OptimizeRx Corp.*	821	22,487
Phreesia, Inc.*	2,376	59,424
Schrodinger, Inc.*	2,407	63,569
Sharecare, Inc. (x)*	2,635	4,163
Simulations Plus, Inc.	726	35,814

		885,887

Life Sciences Tools & Services (0.3%)
AbCellera Biologics, Inc.*	9,304	99,088
Absci Corp.*	2,664	8,844
Adaptive Biotechnologies Corp.*	4,956	40,094
Akoya Biosciences, Inc. (x)*	397	5,101
Alpha Teknova, Inc. (x)*	306	2,570
Berkeley Lights, Inc. (x)*	2,304	11,451
Bionano Genomics, Inc. (x)*	13,973	19,283
Codexis, Inc.*	2,907	30,407
Cytek Biosciences, Inc. (x)*	5,188	55,667
Inotiv, Inc.*	746	7,162
MaxCyte, Inc. (x)*	4,617	21,838
Medpace Holdings, Inc.*	1,242	185,890
NanoString Technologies, Inc.*	2,253	28,613
Nautilus Biotechnology, Inc. (x)*	2,090	5,622
NeoGenomics, Inc.*	5,497	44,801
Pacific Biosciences of California, Inc. (x)*	10,137	44,806
Quanterix Corp.*	1,502	24,317
Quantum-Si, Inc.*	3,948	9,159
Science 37 Holdings, Inc. (x)*	2,652	5,331
Seer, Inc.*	2,289	20,487
Singular Genomics Systems, Inc. (x)*	2,257	8,622
SomaLogic, Inc. (x)*	6,659	30,099

		709,252

Pharmaceuticals (0.6%)
Aclaris Therapeutics, Inc.*	2,672	37,301
Aerie Pharmaceuticals, Inc.*	2,079	15,593
Amneal Pharmaceuticals, Inc.*	4,953	15,751
Amphastar Pharmaceuticals, Inc.*	1,686	58,656
Amylyx Pharmaceuticals, Inc. (x)*	459	8,840
AN2 Therapeutics, Inc. (x)*	209	1,620
ANI Pharmaceuticals, Inc.*	464	13,767
Arvinas, Inc.*	2,133	89,778
Atea Pharmaceuticals, Inc.*	3,426	24,325
Athira Pharma, Inc. (x)*	1,677	5,115
Axsome Therapeutics, Inc. (x)*	1,383	52,969
Cara Therapeutics, Inc.*	2,207	20,150
Cassava Sciences, Inc. (x)*	1,697	47,720
CinCor Pharma, Inc. (x)*	556	10,475
Collegium Pharmaceutical, Inc.*	1,654	29,309
Corcept Therapeutics, Inc.*	3,922	93,265
DICE Therapeutics, Inc. (x)*	1,274	19,772
Edgewise Therapeutics, Inc. (x)*	1,172	9,329
Endo International plc (x)*	11,386	5,302
Esperion Therapeutics, Inc. (x)*	2,768	17,604
Evolus, Inc.*	1,674	19,418
EyePoint Pharmaceuticals, Inc. (x)*	1,099	8,649
Fulcrum Therapeutics, Inc. (x)*	1,322	6,478
Harmony Biosciences Holdings, Inc.*	1,213	59,158
Innoviva, Inc.*	2,846	42,007
Intra-Cellular Therapies, Inc.*	4,124	235,398
Liquidia Corp.*	2,099	9,152
Nektar Therapeutics (x)*	7,950	30,210
NGM Biopharmaceuticals, Inc.*	1,734	22,230
Nuvation Bio, Inc. (x)*	5,307	17,195
Ocular Therapeutix, Inc.*	3,071	12,345
Pacira BioSciences, Inc.*	2,022	117,883
Phathom Pharmaceuticals, Inc. (x)*	1,053	8,887
Phibro Animal Health Corp., Class A	1,043	19,953
Prestige Consumer Healthcare, Inc.*	2,265	133,182
Provention Bio, Inc. (x)*	2,657	10,628
Reata Pharmaceuticals, Inc., Class A*	1,314	39,932
Relmada Therapeutics, Inc.*	1,190	22,598
Revance Therapeutics, Inc.*	3,053	42,192
SIGA Technologies, Inc. (x)	2,312	26,773
Supernus Pharmaceuticals, Inc.*	2,150	62,178
Tarsus Pharmaceuticals, Inc. (x)*	803	11,724
Theravance Biopharma, Inc. (x)*	2,772	25,114
Theseus Pharmaceuticals, Inc. (x)*	601	3,324
Tricida, Inc. (x)*	1,480	14,326
Ventyx Biosciences, Inc. (x)*	1,000	12,230
Xeris Biopharma Holdings, Inc. (x)*	5,890	9,071

		1,598,876

Total Health Care		24,112,294

Industrials (17.3%)
Aerospace & Defense (0.6%)
AAR Corp.*	1,491	62,383
Aerojet Rocketdyne Holdings, Inc.*	3,579	145,307
AeroVironment, Inc.*	1,033	84,913
AerSale Corp. (x)*	760	11,028
Archer Aviation, Inc., Class A (x)*	5,515	16,986
Astra Space, Inc. (x)*	6,347	8,251
Astronics Corp.*	1,248	12,692
Cadre Holdings, Inc. (x)	738	14,516
Ducommun, Inc.*	521	22,424
Kaman Corp.	1,172	36,625
Kratos Defense & Security Solutions, Inc.*	5,481	76,076
Maxar Technologies, Inc.	3,221	84,036
Momentus, Inc. (x)*	2,392	5,167
Moog, Inc., Class A	1,293	102,651
National Presto Industries, Inc.	214	14,047
Park Aerospace Corp.	971	12,390
Parsons Corp.*	1,572	63,540
QinetiQ Group plc	125,478	562,252
Redwire Corp. (x)*	1,387	4,217
Rocket Lab USA, Inc. (x)*	9,570	36,270
Terran Orbital Corp. (x)*	1,006	4,608
Triumph Group, Inc.*	3,096	41,146
Vectrus, Inc.*	552	18,470
Virgin Galactic Holdings, Inc. (x)*	10,232	61,597

		1,501,592

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	2,595	74,554
Atlas Air Worldwide Holdings, Inc.*	1,268	78,248
Forward Air Corp.	1,232	113,295

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Hub Group, Inc., Class A*	1,504	$106,694
Radiant Logistics, Inc.*	1,881	13,957

		386,748

Airlines (0.2%)
Allegiant Travel Co.*	735	83,121
Blade Air Mobility, Inc. (x)*	2,500	11,150
Frontier Group Holdings, Inc. (x)*	1,811	16,969
Hawaiian Holdings, Inc.*	2,549	36,476
Joby Aviation, Inc. (x)*	11,274	55,355
SkyWest, Inc.*	2,176	46,240
Spirit Airlines, Inc.*	4,864	115,958
Sun Country Airlines Holdings, Inc.*	1,318	24,172
Wheels Up Experience, Inc. (x)*	6,663	12,993

		402,434

Building Products (2.1%)
AAON, Inc.	1,922	105,249
American Woodmark Corp.*	712	32,047
Apogee Enterprises, Inc.	33,893	1,329,283
Caesarstone Ltd. (x)	1,105	10,089
Cornerstone Building Brands, Inc.*	2,853	69,870
CSW Industrials, Inc.	661	68,103
Gibraltar Industries, Inc.*	1,532	59,365
Griffon Corp.	2,070	58,022
Insteel Industries, Inc.	2,237	75,320
Janus International Group, Inc.*	3,599	32,499
JELD-WEN Holding, Inc.*	4,100	59,819
Masonite International Corp.*	2,922	224,497
PGT Innovations, Inc.*	2,577	42,881
Quanex Building Products Corp.	1,366	31,077
Resideo Technologies, Inc.*	6,611	128,386
Simpson Manufacturing Co., Inc.	1,950	196,189
UFP Industries, Inc.	43,902	2,991,482
View, Inc. (x)*	4,701	7,616
Zurn Water Solutions Corp.	5,579	151,972

		5,673,766

Commercial Services & Supplies (0.6%)
ABM Industries, Inc.	3,013	130,824
ACCO Brands Corp.	4,252	27,766
ACV Auctions, Inc., Class A*	5,048	33,014
Aris Water Solution, Inc., Class A (x)	936	15,613
Brady Corp., Class A	2,077	98,118
BrightView Holdings, Inc.*	2,274	27,288
Brink’s Co. (The)	2,095	127,187
Casella Waste Systems, Inc., Class A*	2,268	164,838
Cimpress plc*	801	31,159
CompX International, Inc.	100	2,319
CoreCivic, Inc. (REIT)*	5,355	59,494
Deluxe Corp.	2,042	44,250
Ennis, Inc.	1,014	20,513
GEO Group, Inc. (The) (REIT) (x)*	5,243	34,604
Harsco Corp.*	3,890	27,658
Healthcare Services Group, Inc.	3,376	58,776
Heritage-Crystal Clean, Inc.*	546	14,720
HNI Corp.	1,851	64,211
Interface, Inc.	2,728	34,209
KAR Auction Services, Inc.*	5,375	79,389
Kimball International, Inc., Class B	1,878	14,404
Li-Cycle Holdings Corp.*	5,893	40,544
Matthews International Corp., Class A	1,316	37,730
MillerKnoll, Inc.	3,518	92,418
Montrose Environmental Group, Inc.*	1,283	43,314
NL Industries, Inc.	460	4,540
Pitney Bowes, Inc.	6,870	24,869
Quad/Graphics, Inc. (x)*	1,515	4,166
SP Plus Corp.*	1,109	34,069
Steelcase, Inc., Class A	4,036	43,306
UniFirst Corp.	682	117,427
Viad Corp.*	973	26,865
VSE Corp.	476	17,888

		1,597,490

Construction & Engineering (2.9%)
Ameresco, Inc., Class A*	1,449	66,016
API Group Corp.*	9,299	139,206
Arcosa, Inc.	2,174	100,939
Argan, Inc.	580	21,646
Comfort Systems USA, Inc.	1,590	132,208
Concrete Pumping Holdings, Inc. (x)*	1,282	7,769
Construction Partners, Inc., Class A*	1,908	39,953
Dycom Industries, Inc.*	1,294	120,394
EMCOR Group, Inc.	2,271	233,822
Fluor Corp.*	6,347	154,486
Granite Construction, Inc.	2,002	58,338
Great Lakes Dredge & Dock Corp.*	126,282	1,655,557
IES Holdings, Inc.*	430	12,973
Infrastructure and Energy Alternatives, Inc.*	1,087	8,729
MYR Group, Inc.*	731	64,423
Northwest Pipe Co.*	454	13,593
NV5 Global, Inc.*	596	69,577
Primoris Services Corp.	35,068	763,080
Sterling Infrastructure, Inc.*	1,290	28,277
Tutor Perini Corp.*	2,146	18,842
WillScot Mobile Mini Holdings Corp.*	123,350	3,999,007

		7,708,835

Electrical Equipment (0.6%)
Allied Motion Technologies, Inc.	578	13,201
Array Technologies, Inc.*	6,758	74,406
Atkore, Inc.*	1,934	160,541
AZZ, Inc.	1,008	41,147
Babcock & Wilcox Enterprises, Inc.*	2,660	16,040
Blink Charging Co. (x)*	1,814	29,985
Bloom Energy Corp., Class A*	7,316	120,714
Encore Wire Corp.	855	88,852
Energy Vault Holdings, Inc. (x)*	1,094	10,962
EnerSys	1,856	109,430
Enovix Corp. (x)*	4,847	43,187
ESS Tech, Inc. (x)*	3,526	9,908
Fluence Energy, Inc. (x)*	1,574	14,922
FTC Solar, Inc. (x)*	1,961	7,099
FuelCell Energy, Inc. (x)*	16,447	61,676
GrafTech International Ltd.	8,706	61,551
Heliogen, Inc. (x)*	861	1,817
NuScale Power Corp. (x)*	750	7,492
Powell Industries, Inc.	494	11,545
Preformed Line Products Co.	90	5,535
Regal Rexnord Corp.	5,126	581,904
Shoals Technologies Group, Inc., Class A*	5,021	82,746
Stem, Inc. (x)*	6,445	46,146

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Thermon Group Holdings, Inc.*	1,228	$17,253
TPI Composites, Inc.*	1,651	20,637
Vicor Corp.*	989	54,128

		1,692,824

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	1,103	25,380

Machinery (4.1%)
Alamo Group, Inc.	477	55,537
Albany International Corp., Class A	1,460	115,033
Altra Industrial Motion Corp.	2,910	102,577
Astec Industries, Inc.	17,930	731,185
Barnes Group, Inc.	2,269	70,657
Berkshire Grey, Inc.*	2,900	4,205
Blue Bird Corp.*	823	7,580
Chart Industries, Inc.*	1,652	276,512
CIRCOR International, Inc.*	915	14,997
Columbus McKinnon Corp.	6,153	174,561
Desktop Metal, Inc., Class A (x)*	11,644	25,617
Douglas Dynamics, Inc.	1,026	29,487
Energy Recovery, Inc.*	2,401	46,627
Enerpac Tool Group Corp.	2,810	53,446
EnPro Industries, Inc.	926	75,867
ESCO Technologies, Inc.	1,192	81,497
Evoqua Water Technologies Corp.*	5,337	173,506
Fathom Digital Manufacturing C (x)*	454	1,762
Federal Signal Corp.	2,709	96,440
Franklin Electric Co., Inc.	2,051	150,256
Gorman-Rupp Co. (The)	1,032	29,206
Greenbrier Cos., Inc. (The)	87,782	3,159,274
Helios Technologies, Inc.	1,481	98,116
Hillenbrand, Inc.	3,225	132,096
Hillman Solutions Corp.*	5,960	51,494
Hydrofarm Holdings Group, Inc. (x)*	1,814	6,313
Hyliion Holdings Corp. (x)*	5,445	17,533
Hyster-Yale Materials Handling, Inc.	526	16,948
Hyzon Motors, Inc. (x)*	3,842	11,295
John Bean Technologies Corp.	1,445	159,557
Kadant, Inc.	511	93,181
Kennametal, Inc.	3,756	87,252
Lightning eMotors, Inc. (x)*	1,684	4,665
Lindsay Corp.	480	63,754
Luxfer Holdings plc	1,368	20,684
Manitowoc Co., Inc. (The)*	1,705	17,954
Markforged Holding Corp. (x)*	4,762	8,810
Meritor, Inc.*	3,126	113,568
Microvast Holdings, Inc. (x)*	7,547	16,754
Miller Industries, Inc.	551	12,491
Mueller Industries, Inc.	2,508	133,651
Mueller Water Products, Inc., Class A	6,874	80,632
Nikola Corp. (x)*	12,986	61,813
Omega Flex, Inc.	149	16,035
Proterra, Inc. (x)*	9,709	45,050
Proto Labs, Inc.*	1,258	60,183
RBC Bearings, Inc.*	1,291	238,770
REV Group, Inc.	64,161	697,430
Sarcos Technology and Robotics Corp. (x)*	3,260	8,672
Shyft Group, Inc. (The)	1,666	30,971
SPX Corp.*	1,980	104,623
Standex International Corp.	554	46,968
Tennant Co.	795	47,104
Terex Corp.	3,106	85,011
Timken Co. (The)	47,922	2,542,262
Titan International, Inc.*	2,448	36,965
Trinity Industries, Inc.	3,739	90,559
Velo3D, Inc. (x)*	2,836	3,914
Wabash National Corp.	2,131	28,939
Watts Water Technologies, Inc., Class A	1,226	150,602
Welbilt, Inc.*	6,025	143,455
Xos, Inc. (x)*	2,210	4,066

		11,065,969

Marine (0.1%)
Costamare, Inc.	2,227	26,947
Eagle Bulk Shipping, Inc.	601	31,180
Eneti, Inc.	966	5,931
Genco Shipping & Trading Ltd.	1,539	29,734
Golden Ocean Group Ltd. (x)	5,516	64,206
Matson, Inc.	1,808	131,767
Safe Bulkers, Inc.	2,881	11,005

		300,770

Professional Services (2.1%)
Alight, Inc., Class A (x)*	15,243	102,890
ASGN, Inc.*	2,282	205,951
Atlas Technical Consultants, Inc. (x)*	700	3,682
Barrett Business Services, Inc.	358	26,088
CBIZ, Inc.*	2,157	86,194
CRA International, Inc.	304	27,153
Exponent, Inc.	2,311	211,387
First Advantage Corp.*	2,648	33,550
Forrester Research, Inc.*	541	25,881
Franklin Covey Co.*	601	27,754
Heidrick & Struggles International, Inc.	894	28,930
HireRight Holdings Corp. (x)*	1,079	15,333
Huron Consulting Group, Inc.*	935	60,766
ICF International, Inc.	17,390	1,652,050
Insperity, Inc.	1,622	161,924
Kelly Services, Inc., Class A	1,687	33,453
Kforce, Inc.	945	57,966
Korn Ferry	2,467	143,135
Legalzoom.com, Inc.*	4,396	48,312
ManTech International Corp., Class A	1,361	129,907
Planet Labs PBC (x)*	6,940	30,050
Red Violet, Inc. (x)*	388	7,388
Resources Connection, Inc.	1,498	30,514
Skillsoft Corp. (x)*	3,613	12,718
Spire Global, Inc. (x)*	5,119	5,938
Stantec, Inc.	50,650	2,218,889
Sterling Check Corp. (x)*	1,111	18,120
TriNet Group, Inc.*	1,680	130,402
TrueBlue, Inc.*	1,478	26,456
Upwork, Inc.*	5,388	111,424
Willdan Group, Inc.*	459	12,659

		5,686,864

Road & Rail (0.4%)
ArcBest Corp.	1,089	76,633
Bird Global, Inc., Class A (x)*	9,596	4,184
Covenant Logistics Group, Inc.	580	14,552

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Daseke, Inc.*	1,924	$12,294
Heartland Express, Inc.	2,071	28,808
Marten Transport Ltd.	2,641	44,422
PAM Transportation Services, Inc.*	340	9,312
Saia, Inc.*	3,658	687,704
TuSimple Holdings, Inc., Class A (x)*	6,262	45,274
Universal Logistics Holdings, Inc.	367	10,023
Werner Enterprises, Inc.	2,779	107,103

		1,040,309

Trading Companies & Distributors (3.5%)
Alta Equipment Group, Inc.*	939	8,423
Applied Industrial Technologies, Inc.	1,714	164,835
Beacon Roofing Supply, Inc.*	2,446	125,627
BlueLinx Holdings, Inc.*	402	26,858
Boise Cascade Co.	1,767	105,119
Custom Truck One Source, Inc. (x)*	2,807	15,719
Distribution Solutions Group, Inc.*	252	12,950
DXP Enterprises, Inc.*	654	20,032
GATX Corp.	1,576	148,396
Global Industrial Co.	662	22,356
GMS, Inc.*	2,003	89,134
H&E Equipment Services, Inc.	1,414	40,964
Herc Holdings, Inc.	23,003	2,073,720
Hudson Technologies, Inc.*	1,896	14,239
Karat Packaging, Inc.*	238	4,060
McGrath RentCorp	57,131	4,341,956
MRC Global, Inc.*	3,858	38,426
NOW, Inc.*	5,249	51,335
Rush Enterprises, Inc., Class A	1,924	92,737
Rush Enterprises, Inc., Class B	341	16,917
Textainer Group Holdings Ltd.	2,176	59,644
Titan Machinery, Inc.*	928	20,796
Transcat, Inc. (x)*	351	19,940
Triton International Ltd.	2,872	151,211
Univar Solutions, Inc.*	70,014	1,741,248
Veritiv Corp.*	651	70,666

		9,477,308

Total Industrials		46,560,289

Information Technology (13.4%)
Communications Equipment (2.1%)
ADTRAN, Inc.	2,099	36,796
Aviat Networks, Inc.*	434	10,867
Calix, Inc.*	2,527	86,272
Cambium Networks Corp.*	453	6,636
Casa Systems, Inc. (x)*	1,818	7,145
Clearfield, Inc.*	543	33,639
CommScope Holding Co., Inc.*	9,137	55,918
Comtech Telecommunications Corp.	1,177	10,675
Digi International, Inc.*	1,568	37,977
DZS, Inc. (x)*	866	14,090
Extreme Networks, Inc.*	5,900	52,628
Harmonic, Inc.*	4,238	36,744
Infinera Corp.*	7,990	42,826
Inseego Corp. (x)*	4,006	7,571
NETGEAR, Inc.*	1,390	25,743
NetScout Systems, Inc.*	145,372	4,920,842
Ondas Holdings, Inc. (x)*	1,448	7,805
Plantronics, Inc.*	1,892	75,075
Ribbon Communications, Inc.*	3,750	11,400
Viavi Solutions, Inc.*	10,123	133,927

		5,614,576

Electronic Equipment, Instruments & Components (3.8%)
908 Devices, Inc. (x)*	903	18,593
Advanced Energy Industries, Inc.	1,686	123,044
Aeva Technologies, Inc. (x)*	5,085	15,916
AEye, Inc. (x)*	1,912	3,652
Akoustis Technologies, Inc.*	2,128	7,874
Arlo Technologies, Inc.*	4,223	26,478
Badger Meter, Inc.	1,303	105,400
Belden, Inc.	2,034	108,351
Benchmark Electronics, Inc.	80,924	1,825,646
Cepton, Inc.*	350	546
CTS Corp.	23,748	808,619
ePlus, Inc.*	1,276	67,781
Evolv Technologies Holdings, Inc. (x)*	3,586	9,539
Fabrinet*	1,643	133,247
FARO Technologies, Inc.*	724	22,321
Focus Universal, Inc. (x)*	756	8,634
Identiv, Inc.*	1,074	12,437
II-VI, Inc. (x)*	25,549	1,301,722
Insight Enterprises, Inc.*	1,419	122,431
Itron, Inc.*	2,049	101,282
Kimball Electronics, Inc.*	1,154	23,195
Knowles Corp.*	239,834	4,156,323
Lightwave Logic, Inc. (x)*	4,960	32,438
Methode Electronics, Inc.	1,617	59,894
MicroVision, Inc. (x)*	8,235	31,622
Mirion Technologies, Inc. (x)*	6,011	34,623
Napco Security Technologies, Inc.*	1,326	27,302
nLight, Inc.*	2,029	20,736
Novanta, Inc.*	1,624	196,943
OSI Systems, Inc.*	731	62,457
Ouster, Inc. (x)*	6,113	9,903
PAR Technology Corp. (x)*	1,161	43,526
PC Connection, Inc.	561	24,712
Plexus Corp.*	1,232	96,712
Rogers Corp.*	843	220,942
Sanmina Corp.*	2,693	109,686
ScanSource, Inc.*	1,175	36,590
SmartRent, Inc. (x)*	5,265	23,798
TTM Technologies, Inc.*	4,542	56,775
Velodyne Lidar, Inc.*	8,261	7,891
Vishay Intertechnology, Inc.	6,009	107,080
Vishay Precision Group, Inc.*	617	17,973

		10,224,634

IT Services (1.3%)
AvidXchange Holdings, Inc. (x)*	6,537	40,137
BigCommerce Holdings, Inc.*	2,879	46,640
Bread Financial Holdings, Inc.	34,327	1,272,159
Brightcove, Inc.*	2,128	13,449
Cantaloupe, Inc. (x)*	2,931	16,414
Cass Information Systems, Inc.	664	22,443
Cerberus Cyber Sentinel Corp. (x)*	2,056	7,402
Conduent, Inc.*	7,297	31,523
Core Scientific, Inc. (x)*	10,008	14,912
CSG Systems International, Inc.	1,465	87,431
Cyxtera Technologies, Inc. (x)*	1,989	22,555
DigitalOcean Holdings, Inc. (x)*	3,432	141,948

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Edgio, Inc.*	5,988	$13,832
Evertec, Inc.	2,703	99,687
Evo Payments, Inc., Class A*	2,141	50,356
ExlService Holdings, Inc.*	1,445	212,892
Fastly, Inc., Class A*	5,048	58,607
Flywire Corp.*	2,693	47,478
Grid Dynamics Holdings, Inc.*	2,103	35,372
Hackett Group, Inc. (The)	1,241	23,542
I3 Verticals, Inc., Class A*	972	24,319
IBEX Holdings Ltd.*	303	5,112
Information Services Group, Inc. (x)	1,713	11,580
International Money Express, Inc.*	1,539	31,503
Marqeta, Inc., Class A*	19,566	158,680
Maximus, Inc.	2,769	173,090
MoneyGram International, Inc.*	4,055	40,550
Paya Holdings, Inc.*	4,276	28,093
Payoneer Global, Inc. (x)*	9,831	38,538
Paysafe Ltd. (x)*	15,296	29,827
Perficient, Inc.*	1,565	143,495
PFSweb, Inc. (x)*	745	8,761
Priority Technology Holdings, Inc. (x)*	376	1,241
Rackspace Technology, Inc.*	2,614	18,742
Remitly Global, Inc. (x)*	3,806	29,154
Repay Holdings Corp. (x)*	4,189	53,829
Sabre Corp.*	14,630	85,293
SolarWinds Corp.	2,086	21,381
Squarespace, Inc., Class A (x)*	1,411	29,518
StoneCo Ltd., Class A (x)*	12,514	96,358
TTEC Holdings, Inc.	886	60,151
Tucows, Inc., Class A (x)*	375	16,691
Unisys Corp.*	3,195	38,436
Verra Mobility Corp.*	6,740	105,885

		3,509,006

Semiconductors & Semiconductor Equipment (1.8%)
ACM Research, Inc., Class A*	2,122	35,713
Alpha & Omega Semiconductor Ltd.*	997	33,240
Ambarella, Inc.*	1,630	106,700
Amkor Technology, Inc.	4,462	75,631
Atomera, Inc.*	1,021	9,577
Axcelis Technologies, Inc.*	1,492	81,821
AXT, Inc.*	2,151	12,605
CEVA, Inc.*	1,063	35,674
CMC Materials, Inc.	1,283	223,871
Cohu, Inc.*	47,462	1,317,070
Credo Technology Group Holding Ltd. (x)*	1,057	12,346
CyberOptics Corp. (x)*	287	10,028
Diodes, Inc.*	2,017	130,238
FormFactor, Inc.*	3,460	134,006
Ichor Holdings Ltd.*	1,327	34,475
Impinj, Inc.*	927	54,387
indie Semiconductor, Inc., Class A (x)*	4,375	24,937
Kulicke & Soffa Industries, Inc.	2,613	111,863
MACOM Technology Solutions Holdings, Inc.*	2,326	107,229
MaxLinear, Inc.*	3,257	110,673
NeoPhotonics Corp.*	2,462	38,727
Onto Innovation, Inc.*	10,787	752,285
PDF Solutions, Inc.*	1,201	25,833
Photronics, Inc.*	2,599	50,629
Power Integrations, Inc.	2,595	194,651
Rambus, Inc.*	4,970	106,805
Rigetti Computing, Inc. (x)*	1,401	5,142
Rockley Photonics Holdings Ltd. (x)*	4,377	9,542
Semtech Corp.*	2,833	155,730
Silicon Laboratories, Inc.*	1,632	228,839
SiTime Corp.*	711	115,914
SkyWater Technology, Inc.*	409	2,462
SMART Global Holdings, Inc. (x)*	2,338	38,273
SunPower Corp. (x)*	3,833	60,600
Synaptics, Inc.*	1,785	210,719
Transphorm, Inc. (x)*	915	3,486
Ultra Clean Holdings, Inc.*	1,953	58,141
Veeco Instruments, Inc.*	2,210	42,874

		4,762,736

Software (4.3%)
8x8, Inc.*	4,741	24,416
A10 Networks, Inc.	3,024	43,485
ACI Worldwide, Inc.*	132,755	3,437,027
Agilysys, Inc.*	862	40,747
Alarm.com Holdings, Inc.*	2,168	134,112
Alkami Technology, Inc. (x)*	1,762	24,474
Altair Engineering, Inc., Class A*	2,410	126,525
American Software, Inc., Class A	1,562	25,242
Amplitude, Inc., Class A (x)*	2,498	35,696
Appfolio, Inc., Class A*	869	78,766
Appian Corp. (x)*	1,794	84,964
Applied Blockchain, Inc. (x)*	363	381
Arteris, Inc.*	924	6,440
Asana, Inc., Class A*	3,427	60,247
Avaya Holdings Corp.*	4,100	9,184
AvePoint, Inc.*	5,585	24,239
Benefitfocus, Inc.*	1,197	9,313
Blackbaud, Inc.*	2,093	121,541
Blackline, Inc.*	2,493	166,034
Blend Labs, Inc., Class A (x)*	8,219	19,397
Box, Inc., Class A*	5,831	146,591
BTRS Holdings, Inc., Class 1*	4,556	22,689
C3.ai, Inc., Class A (x)*	2,695	49,211
Cerence, Inc.*	1,837	46,347
ChannelAdvisor Corp.*	1,519	22,147
Cipher Mining, Inc. (x)*	3,003	4,114
Cleanspark, Inc. (x)*	1,702	6,672
Clear Secure, Inc., Class A (x)*	2,798	55,960
CommVault Systems, Inc.*	2,039	128,253
Consensus Cloud Solutions, Inc.*	734	32,061
Couchbase, Inc. (x)*	1,126	18,489
CS Disco, Inc. (x)*	1,040	18,762
Cvent Holding Corp. (x)*	3,727	17,219
Digimarc Corp. (x)*	505	7,141
Digital Turbine, Inc.*	4,132	72,186
Domo, Inc., Class B*	1,316	36,585
Duck Creek Technologies, Inc.*	3,447	51,188
E2open Parent Holdings, Inc. (x)*	8,926	69,444
Ebix, Inc.	1,250	21,125
eGain Corp.*	1,063	10,364
Enfusion, Inc., Class A (x)*	1,047	10,690
EngageSmart, Inc.*	1,556	25,020
Envestnet, Inc.*	2,503	132,083
Everbridge, Inc.*	1,776	49,533

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EverCommerce, Inc. (x)*	1,438	$13,000
ForgeRock, Inc., Class A (x)*	1,239	26,539
Greenidge Generation Holdings, Inc.*	522	1,326
GTY Technology Holdings, Inc.*	1,674	10,479
Instructure Holdings, Inc. (x)*	767	17,411
Intapp, Inc. (x)*	663	9,706
InterDigital, Inc.	1,434	87,187
IronNet, Inc.*	2,763	6,106
Kaleyra, Inc. (x)*	2,210	4,508
KnowBe4, Inc., Class A (x)*	3,263	50,968
Latch, Inc.*	3,810	4,343
LivePerson, Inc.*	3,115	44,046
LiveRamp Holdings, Inc.*	2,965	76,527
LiveVox Holdings, Inc. (x)*	1,001	1,662
Marathon Digital Holdings, Inc. (x)*	4,642	24,788
Matterport, Inc. (x)*	9,784	35,809
MeridianLink, Inc. (x)*	1,097	18,320
MicroStrategy, Inc., Class A (x)*	427	70,156
Mitek Systems, Inc.*	2,132	19,700
Model N, Inc.*	1,597	40,851
Momentive Global, Inc.*	6,243	54,938
N-able, Inc.*	2,994	26,946
NextNav, Inc. (x)*	2,172	4,930
Olo, Inc., Class A*	4,008	39,559
ON24, Inc.*	1,827	17,338
OneSpan, Inc.*	1,741	20,718
PagerDuty, Inc.*	3,894	96,493
Ping Identity Holding Corp.*	3,511	63,690
Progress Software Corp.	2,037	92,276
PROS Holdings, Inc.*	1,789	46,925
Q2 Holdings, Inc.*	2,493	96,155
Qualys, Inc.*	1,750	220,745
Rapid7, Inc.*	2,591	173,079
Rimini Street, Inc.*	2,281	13,709
Riot Blockchain, Inc. (x)*	5,151	21,583
Sailpoint Technologies Holdings, Inc. (x)*	4,232	265,262
Sapiens International Corp. NV	1,537	37,180
SecureWorks Corp., Class A*	567	6,158
ShotSpotter, Inc.*	440	11,840
Software AG	82,180	2,723,099
Sprout Social, Inc., Class A*	2,070	120,205
SPS Commerce, Inc.*	1,617	182,802
Sumo Logic, Inc.*	4,243	31,780
Telos Corp.*	2,599	21,000
Tenable Holdings, Inc.*	4,946	224,598
Terawulf, Inc. (x)*	962	1,154
Upland Software, Inc.*	1,436	20,851
UserTesting, Inc. (x)*	2,036	10,221
Varonis Systems, Inc.*	4,918	144,196
Verint Systems, Inc.*	2,928	124,001
Veritone, Inc. (x)*	1,365	8,913
Viant Technology, Inc., Class A*	614	3,119
Vonage Holdings Corp.*	11,696	220,353
Weave Communications, Inc. (x)*	465	1,414
WM Technology, Inc.*	3,158	10,390
Workiva, Inc.*	2,144	141,483
Xperi Holding Corp.	4,978	71,833
Yext, Inc.*	5,206	24,885
Zeta Global Holdings Corp., Class A (x)*	1,374	6,210
Zuora, Inc., Class A*	5,457	48,840

		11,540,407

Technology Hardware, Storage & Peripherals (0.1%)
3D Systems Corp.*	5,866	56,900
Avid Technology, Inc.*	1,534	39,808
CompoSecure, Inc.*	350	1,820
Corsair Gaming, Inc. (x)*	1,755	23,043
Diebold Nixdorf, Inc. (x)*	3,448	7,827
Eastman Kodak Co. (x)*	2,333	10,825
IonQ, Inc. (x)*	5,271	23,087
Super Micro Computer, Inc.*	2,040	82,314
Turtle Beach Corp.*	714	8,732
Xerox Holdings Corp.	5,045	74,918

		329,274

Total Information Technology		35,980,633

Materials (6.2%)
Chemicals (4.6%)
AdvanSix, Inc.	1,295	43,305
American Vanguard Corp.	1,295	28,943
Amyris, Inc. (x)*	8,076	14,941
Ashland Global Holdings, Inc.	30,526	3,145,704
Aspen Aerogels, Inc. (x)*	1,211	11,965
Avient Corp.	65,076	2,608,246
Balchem Corp.	1,423	184,620
Cabot Corp.	2,494	159,092
Chase Corp.	320	24,899
Danimer Scientific, Inc. (x)*	4,358	19,872
Diversey Holdings Ltd.*	3,468	22,889
Ecovyst, Inc.	2,671	26,309
Elementis plc*	1,111,435	1,338,887
FutureFuel Corp.	1,238	9,013
GCP Applied Technologies, Inc.*	2,226	69,629
Hawkins, Inc.	879	31,670
HB Fuller Co.	2,427	146,130
Ingevity Corp.*	1,754	110,748
Innospec, Inc.	1,121	107,381
Intrepid Potash, Inc.*	495	22,419
Koppers Holdings, Inc.	995	22,527
Kronos Worldwide, Inc.	1,106	20,350
Livent Corp.*	7,273	165,024
LSB Industries, Inc.*	1,403	19,446
Minerals Technologies, Inc.	54,594	3,348,796
Origin Materials, Inc. (x)*	4,668	23,900
Orion Engineered Carbons SA	2,730	42,397
Perimeter Solutions SA (x)*	5,408	58,623
PureCycle Technologies, Inc. (x)*	4,731	35,104
Quaker Chemical Corp.	614	91,805
Rayonier Advanced Materials, Inc.*	3,069	8,041
Schweitzer-Mauduit International, Inc.	1,486	37,328
Sensient Technologies Corp.	1,862	150,003
Stepan Co.	946	95,877
Tredegar Corp.	1,302	13,020
Trinseo plc	1,627	62,574
Tronox Holdings plc, Class A	5,206	87,461
Valhi, Inc.	115	5,214

		12,414,152

Construction Materials (0.9%)
Summit Materials, Inc., Class A*	105,113	2,448,082
United States Lime & Minerals, Inc.	93	9,821

		2,457,903

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Containers & Packaging (0.1%)
Cryptyde, Inc.*	810	$1,644
Greif, Inc., Class A	1,122	69,990
Greif, Inc., Class B	289	18,002
Myers Industries, Inc.	1,606	36,504
O-I Glass, Inc.*	6,995	97,930
Pactiv Evergreen, Inc.	2,010	20,020
Ranpak Holdings Corp.*	1,818	12,726
TriMas Corp.	1,881	52,085

		308,901

Metals & Mining (0.5%)
5E Advanced Materials, Inc.*	1,422	17,320
Allegheny Technologies, Inc.*	5,521	125,382
Alpha Metallurgical Resources, Inc.	805	103,950
Arconic Corp.*	4,713	132,200
Carpenter Technology Corp.	2,123	59,253
Century Aluminum Co.*	2,461	18,137
Coeur Mining, Inc.*	12,606	38,322
Commercial Metals Co.	5,493	181,818
Compass Minerals International, Inc.	1,511	53,474
Constellium SE*	5,662	74,795
Dakota Gold Corp. (x)*	2,064	6,914
Haynes International, Inc.	588	19,269
Hecla Mining Co.	24,220	94,942
Hycroft Mining Holding Corp. (x)*	6,513	7,229
Kaiser Aluminum Corp.	740	58,527
Materion Corp.	895	65,988
Novagold Resources, Inc.*	10,449	50,260
Olympic Steel, Inc.	449	11,562
Piedmont Lithium, Inc. (x)*	773	28,145
PolyMet Mining Corp.*	1,501	4,128
Ramaco Resources, Inc. (x)	1,004	13,203
Ryerson Holding Corp.	816	17,373
Schnitzer Steel Industries, Inc., Class A	1,107	36,354
SunCoke Energy, Inc.	4,130	28,125
TimkenSteel Corp.*	2,144	40,114
Warrior Met Coal, Inc.	2,307	70,617
Worthington Industries, Inc.	1,369	60,373

		1,417,774

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	790	26,568
Glatfelter Corp.	2,017	13,877
Neenah, Inc.	838	28,609
Resolute Forest Products, Inc.*	2,036	25,979
Sylvamo Corp.	1,588	51,896

		146,929

Total Materials		16,745,659

Real Estate (4.6%)
Equity Real Estate Investment Trusts (REITs) (4.0%)
Acadia Realty Trust (REIT)	3,846	60,075
Agree Realty Corp. (REIT)(x)	3,278	236,442
Alexander & Baldwin, Inc. (REIT)(x)	64,386	1,155,729
Alexander’s, Inc. (REIT)	103	22,882
American Assets Trust, Inc. (REIT)	2,216	65,815
Apartment Investment and Management Co. (REIT), Class A*	7,115	45,536
Apple Hospitality REIT, Inc. (REIT)	9,783	143,517
Armada Hoffler Properties, Inc. (REIT)	3,194	41,011
Ashford Hospitality Trust, Inc. (REIT)*	1,470	8,791
Bluerock Residential Growth REIT, Inc. (REIT)	1,280	33,651
Braemar Hotels & Resorts, Inc. (REIT)(x)	2,314	9,927
Brandywine Realty Trust (REIT)	7,907	76,223
Broadstone Net Lease, Inc. (REIT)	7,320	150,133
BRT Apartments Corp. (REIT)	500	10,745
CareTrust REIT, Inc. (REIT)	4,255	78,462
CatchMark Timber Trust, Inc. (REIT), Class A	2,350	23,641
CBL & Associates Properties, Inc. (REIT)*	1,157	27,178
Cedar Realty Trust, Inc. (REIT)	457	13,157
Centerspace (REIT)	688	56,106
Chatham Lodging Trust (REIT)*	1,860	19,437
City Office REIT, Inc. (REIT)	1,972	25,537
Clipper Realty, Inc. (REIT)	606	4,678
Community Healthcare Trust, Inc. (REIT)	1,007	36,463
Corporate Office Properties Trust (REIT)	5,058	132,469
CTO Realty Growth, Inc. (REIT)	290	17,725
DiamondRock Hospitality Co. (REIT)*	9,496	77,962
Diversified Healthcare Trust (REIT)	11,373	20,699
Easterly Government Properties, Inc. (REIT)	4,167	79,340
Empire State Realty Trust, Inc. (REIT), Class A	6,113	42,974
Equity Commonwealth (REIT)*	4,794	131,979
Essential Properties Realty Trust, Inc. (REIT)	5,840	125,502
Farmland Partners, Inc. (REIT)	1,987	27,421
Four Corners Property Trust, Inc. (REIT)	3,412	90,725
Franklin Street Properties Corp. (REIT) (x)	4,867	20,295
Getty Realty Corp. (REIT)	1,852	49,078
Gladstone Commercial Corp. (REIT)	1,744	32,857
Gladstone Land Corp. (REIT)	1,541	34,149
Global Medical REIT, Inc. (REIT)	2,949	33,117
Global Net Lease, Inc. (REIT)	4,572	64,739
Healthcare Realty Trust, Inc. (REIT)	6,819	185,477
Hersha Hospitality Trust (REIT)*	1,679	16,471
Highwoods Properties, Inc. (REIT)	22,188	758,608
Independence Realty Trust, Inc. (REIT)	10,012	207,549
Indus Realty Trust, Inc. (REIT)(x)	276	16,383
Industrial Logistics Properties Trust (REIT)	2,845	40,058
Innovative Industrial Properties, Inc. (REIT)	1,246	136,898
InvenTrust Properties Corp. (REIT)(x)	3,040	78,402
iStar, Inc. (REIT)	3,218	44,119
Kite Realty Group Trust (REIT)	10,021	173,263
LTC Properties, Inc. (REIT)	1,834	70,407
LXP Industrial Trust (REIT)	12,831	137,805
Macerich Co. (The) (REIT)	9,797	85,332
National Health Investors, Inc. (REIT)	1,951	118,250
Necessity Retail REIT, Inc. (The) (REIT)	5,691	41,430
NETSTREIT Corp. (REIT)	2,141	40,401

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
NexPoint Residential Trust, Inc. (REIT)	1,067	$66,698
Office Properties Income Trust (REIT)	2,105	41,995
One Liberty Properties, Inc. (REIT)	800	20,784
Orion Office REIT, Inc. (REIT) (x)	2,521	27,630
Outfront Media, Inc. (REIT)	6,631	112,395
Paramount Group, Inc. (REIT)	8,285	59,901
Pebblebrook Hotel Trust (REIT)	5,836	96,702
Phillips Edison & Co., Inc. (REIT) (x)	5,238	175,002
Physicians Realty Trust (REIT)	10,104	176,315
Piedmont Office Realty Trust, Inc. (REIT), Class A	5,471	71,779
Plymouth Industrial REIT, Inc. (REIT)	1,720	30,169
Postal Realty Trust, Inc. (REIT), Class A (x)	804	11,980
PotlatchDeltic Corp. (REIT)	3,057	135,089
PS Business Parks, Inc. (REIT)	905	169,371
Retail Opportunity Investments Corp. (REIT)	5,697	89,899
RLJ Lodging Trust (REIT)	7,355	81,126
RPT Realty (REIT)	3,512	34,523
Ryman Hospitality Properties, Inc. (REIT)*	2,475	188,174
Sabra Health Care REIT, Inc. (REIT)	10,515	146,895
Safehold, Inc. (REIT) (x)	1,000	35,370
Saul Centers, Inc. (REIT)	567	26,711
Service Properties Trust (REIT)	8,154	42,645
SITE Centers Corp. (REIT)	8,680	116,920
STAG Industrial, Inc. (REIT)	12,637	390,231
Summit Hotel Properties, Inc. (REIT)*	5,154	37,470
Sunstone Hotel Investors, Inc. (REIT)*	214,218	2,125,043
Tanger Factory Outlet Centers, Inc. (REIT)	4,563	64,886
Terreno Realty Corp. (REIT)	3,395	189,203
UMH Properties, Inc. (REIT)	2,052	36,238
Uniti Group, Inc. (REIT)	10,621	100,050
Universal Health Realty Income Trust (REIT)	599	31,873
Urban Edge Properties (REIT)	5,188	78,909
Urstadt Biddle Properties, Inc. (REIT), Class A	1,077	17,447
Veris Residential, Inc. (REIT)*	3,836	50,789
Washington REIT (REIT)	4,058	86,476
Whitestone REIT (REIT)	2,031	21,833
Xenia Hotels & Resorts, Inc. (REIT)*	5,142	74,713

		10,740,254

Real Estate Management & Development (0.6%)
American Realty Investors, Inc. (x)*	67	951
Anywhere Real Estate, Inc.*	5,042	49,563
Compass, Inc., Class A (x)*	11,812	42,641
Cushman & Wakefield plc*	64,958	989,960
DigitalBridge Group, Inc.*	26,547	129,549
Doma Holdings, Inc. (x)*	5,876	6,052
Douglas Elliman, Inc.	3,339	15,994
eXp World Holdings, Inc. (x)	2,908	34,227
Forestar Group, Inc.*	848	11,609
FRP Holdings, Inc.*	348	21,002
Kennedy-Wilson Holdings, Inc.	5,482	103,829
Marcus & Millichap, Inc.	1,139	42,132
Newmark Group, Inc., Class A	6,723	65,011
Offerpad Solutions, Inc. (x)*	3,015	6,573
RE/MAX Holdings, Inc., Class A	918	22,509
Redfin Corp. (x)*	4,947	40,763
RMR Group, Inc. (The), Class A	542	15,366
Seritage Growth Properties (REIT), Class A (x)*	1,855	9,665
St Joe Co. (The)	1,567	61,991
Stratus Properties, Inc.*	244	7,863
Tejon Ranch Co.*	924	14,340
Transcontinental Realty Investors, Inc.*	56	2,228

		1,693,818

Total Real Estate		12,434,072

Utilities (1.6%)
Electric Utilities (0.4%)
ALLETE, Inc.	2,568	150,947
IDACORP, Inc.	1,450	153,584
MGE Energy, Inc.	1,648	128,264
Otter Tail Corp.	1,851	124,258
PNM Resources, Inc.	3,896	186,151
Portland General Electric Co.	4,035	195,011
Via Renewables, Inc. (x)	571	4,374

		942,589

Gas Utilities (0.5%)
Brookfield Infrastructure Corp., Class A	4,399	186,957
Chesapeake Utilities Corp.	783	101,438
New Jersey Resources Corp.	4,319	192,325
Northwest Natural Holding Co.	1,429	75,880
ONE Gas, Inc.	2,435	197,698
South Jersey Industries, Inc.	5,524	188,589
Southwest Gas Holdings, Inc.	2,977	259,237
Spire, Inc.	2,307	171,572

		1,373,696

Independent Power and Renewable Electricity Producers (0.2%)
Altus Power, Inc. (x)*	1,839	11,604
Clearway Energy, Inc., Class A	1,638	52,367
Clearway Energy, Inc., Class C	3,634	126,608
Montauk Renewables, Inc.*	2,861	28,753
Ormat Technologies, Inc.	2,020	158,267
Sunnova Energy International, Inc. (x)*	4,456	82,124

		459,723

Multi-Utilities (0.3%)
Avista Corp.	3,326	144,714
Black Hills Corp.	8,088	588,564
NorthWestern Corp.	2,490	146,736
Unitil Corp.	671	39,401

		919,415

Water Utilities (0.2%)
American States Water Co.	1,661	135,388
Artesian Resources Corp., Class A	423	20,799
California Water Service Group	2,383	132,376
Global Water Resources, Inc.	270	3,567
Middlesex Water Co.	769	67,426
Pure Cycle Corp.*	795	8,379

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
SJW Group	1,213	$75,703
York Water Co. (The)	624	25,228

		468,866

Total Utilities		4,164,289

Total Common Stocks (89.4%) (Cost $218,007,130)		240,097,781

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Aduro Biotech, Inc., CVR (r)*	1,038	—
Oncternal Therapeutics, Inc., CVR (r)*	36	—

		—

Pharmaceuticals (0.0%)†
Zogenix, Inc., CVR (r)*	2,917	1,488

Total Rights (0.0%)† (Cost $2,636)		1,488

SHORT-TERM INVESTMENTS:
Investment Companies (7.5%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	800,000	800,000
JPMorgan Prime Money Market Fund, IM Shares	19,131,298	19,135,124

Total Investment Companies		19,935,124

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.3%)
Deutsche Bank Securities, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $5,840,942, collateralized by various U.S. Government Agency Securities, ranging from 2.000%-4.000%, maturing 1/1/45-4/1/52; total market value $5,957,513. (xx)	$5,840,699	5,840,699
National Bank of Canada, 1.70%, dated 6/30/22, due 7/7/22, repurchase price $2,300,760, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 11/3/22-2/15/51; total market value $2,536,456. (xx)	2,300,000	2,300,000
TD Prime Services LLC, 1.65%, dated 6/30/22, due 7/1/22, repurchase price $800,037, collateralized by various Common Stocks; total market value $886,218. (xx)	800,000	800,000

Total Repurchase Agreements		8,940,699

Total Short-Term Investments (10.8%) (Cost $28,875,977)		28,875,823

Total Investments in Securities (100.2%) (Cost $246,885,743)		268,975,092
Other Assets Less Liabilities (-0.2%)		(449,156)

Net Assets (100%)		$268,525,936

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2022, the market value of these securities amounted to $45,057 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $10,011,131. This was collateralized by $739,196 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 7/14/22 - 5/15/52 and by cash of $9,740,699 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2022, were as follows:

Security Description	Shares at June 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT) (x)	4,697	84,380	—	(2,854)	(958)	(15,609)	64,959	2,208	—
Thrifts & Mortgage Finance
PennyMac Financial Services, Inc.	1,321	104,321	—	(8,250)	911	(39,241)	57,741	587	—

Total		188,701	—	(11,104)	(47)	(54,850)	122,700	2,795	—

Futures contracts outstanding as of June 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	49	9/2022	USD	4,184,600	(98,076)

					(98,076)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$2,896,542	$—	$—	$2,896,542
Consumer Discretionary	22,657,717	1,209,465	—	23,867,182
Consumer Staples	5,097,635	3,072,768	—	8,170,403
Energy	17,564,741	937,515	—	18,502,256
Financials	46,664,162	—	—	46,664,162
Health Care	24,112,294	—	—	24,112,294
Industrials	45,998,037	562,252	—	46,560,289
Information Technology	33,257,534	2,723,099	—	35,980,633
Materials	15,406,772	1,338,887	—	16,745,659
Real Estate	12,434,072	—	—	12,434,072
Utilities	4,164,289	—	—	4,164,289
Rights
Health Care	—	—	1,488	1,488
Short-Term Investments
Investment Companies	19,935,124	—	—	19,935,124
Repurchase Agreements	—	8,940,699	—	8,940,699

Total Assets	$250,188,919	$18,784,685	$1,488	$268,975,092

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Liabilities:
Futures	$(98,076)	$—	$—	$(98,076)

Total Liabilities	$(98,076)	$—	$—	$(98,076)

Total	$250,090,843	$18,784,685	$1,488	$268,877,016

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets - Unrealized depreciation	$(98,076	)*

Total		$(98,076)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(10,558,612)	$(10,558,612)

Total	$(10,558,612)	$(10,558,612)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(568,103)	$(568,103)

Total	$(568,103)	$(568,103)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $23,177,000 during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 3%)*	$49,751,627
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 5%)*	$66,520,873

*	During the six months ended June 30, 2022, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total purchases and/or Sales).

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$58,771,589
Aggregate gross unrealized depreciation	(37,195,119)

Net unrealized appreciation	$21,576,470

Federal income tax cost of investments in securities and derivative instruments, if applicable	$247,300,546

For the six months ended June 30, 2022, the Portfolio incurred approximately $5,904 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers(Cost $127,727)	$122,700
Unaffiliated Issuers (Cost $237,817,317)	259,911,693
Repurchase Agreements (Cost $8,940,699)	8,940,699
Cash	9,154,305
Foreign cash (Cost $52)	48
Cash held as collateral at broker for futures	272,600
Dividends, interest and other receivables	256,439
Receivable for securities sold	52,861
Securities lending income receivable	11,807
Receivable for Portfolio shares sold	6,408
Other assets	3,175

Total assets	278,732,735

LIABILITIES
Payable for return of collateral on securities loaned	9,740,699
Investment management fees payable	136,107
Payable for Portfolio shares redeemed	101,037
Payable for securities purchased	72,559
Due to broker for futures variation margin	32,826
Administrative fees payable	28,619
Distribution fees payable – Class IB	24,370
Distribution fees payable – Class IA	445
Trustees’ fees payable	222
Accrued expenses	69,915

Total liabilities	10,206,799

NET ASSETS	$268,525,936

Net assets were comprised of:
Paid in capital	$256,882,529
Total distributable earnings (loss)	11,643,407

Net assets	$268,525,936

Class IA
Net asset value, offering and redemption price per share, $2,046,194 / 162,356 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.60

Class IB
Net asset value, offering and redemption price per share, $112,275,557 / 8,893,841 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.62

Class K
Net asset value, offering and redemption price per share, $154,204,185 / 12,215,079 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.62

(x)	Includes value of securities on loan of $10,011,131.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022

(Unaudited)

INVESTMENT INCOME
Dividends ($2,795 of dividend income received from affiliates) (net of $22,138 foreign withholding tax)	$1,956,435
Interest	9,839
Securities lending (net)	57,832

Total income	2,024,106

EXPENSES
Investment management fees	1,099,430
Administrative fees	188,146
Distribution fees – Class IB	163,644
Custodian fees	59,751
Professional fees	28,556
Printing and mailing expenses	12,983
Trustees’ fees	4,895
Distribution fees – Class IA	2,998
Miscellaneous	6,033

Gross expenses	1,566,436
Less: Waiver from investment manager	(145,113)

Net expenses	1,421,323

NET INVESTMENT INCOME (LOSS)	602,783

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($(47) realized gain (loss) from affiliates)	10,829,066
Futures contracts	(10,558,612)
Foreign currency transactions	(8,157)

Net realized gain (loss)	262,297

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(54,850) of change in unrealized appreciation (depreciation) from affiliates)	(74,569,403)
Futures contracts	(568,103)
Foreign currency translations	(2,103)

Net change in unrealized appreciation (depreciation)	(75,139,609)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(74,877,312)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(74,274,529)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$602,783	$1,606,581
Net realized gain (loss)	262,297	59,992,809
Net change in unrealized appreciation (depreciation)	(75,139,609)	6,346,444

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(74,274,529)	67,945,834

Distributions to shareholders:
Class IA	—	(499,400)
Class IB	—	(28,013,764)
Class K	—	(39,196,521)

Total distributions to shareholders	—	(67,709,685)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 3,232 and 25,225 shares, respectively ]	47,999	481,140
Capital shares issued in reinvestment of dividends and distributions [ 0 and 31,087 shares, respectively ]	—	499,400
Capital shares repurchased [ (10,501) and (24,142) shares, respectively ]	(152,146)	(454,144)

Total Class IA transactions	(104,147)	526,396

Class IB
Capital shares sold [ 402,787 and 1,398,050 shares, respectively ]	5,843,318	26,804,952
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,735,878 shares, respectively ]	—	28,013,764
Capital shares repurchased [ (800,650) and (2,357,657) shares, respectively ]	(11,647,176)	(44,508,906)

Total Class IB transactions	(5,803,858)	10,309,810

Class K
Capital shares sold [ 4,626 and 11,895 shares, respectively ]	67,013	220,725
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,431,006 shares, respectively ]	—	39,196,521
Capital shares repurchased [ (634,414) and (2,873,598) shares, respectively ]	(9,202,048)	(53,340,163)

Total Class K transactions	(9,135,035)	(13,922,917)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(15,043,040)	(3,086,711)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(89,317,569)	(2,850,562)
NET ASSETS:
Beginning of period	357,843,505	360,694,067

End of period	$268,525,936	$357,843,505

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IA			2021		2020	2019	2018	2017
Net asset value, beginning of period	$16.03		$16.44		$15.58	$13.25	$17.56	$17.32

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02		0.05	(2)	0.09	0.13	0.09	0.07	(1)
Net realized and unrealized gain (loss)	(3.45)		3.09		1.76	3.23	(2.18)	1.92

Total from investment operations	(3.43)		3.14		1.85	3.36	(2.09)	1.99

Less distributions:
Dividends from net investment income	—		(0.07)		(0.11)	(0.14)	(0.10)	(0.09)
Distributions from net realized gains	—		(3.48)		(0.88)	(0.89)	(2.12)	(1.66)

Total dividends and distributions	—		(3.55)		(0.99)	(1.03)	(2.22)	(1.75)

Net asset value, end of period	$12.60		$16.03		$16.44	$15.58	$13.25	$17.56

Total return (b)	(21.40)%		19.65%		12.33%	25.53%	(12.86)%	11.72%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,046		$2,719		$2,260	$2,439	$2,337	$3,545
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%		1.05	%(g)	1.09%	1.10%	1.10%	1.10%
Before waivers (a)(f)	1.14%		1.13	%(g)	1.15%	1.16%	1.15%	1.14%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.24%		0.28	%(bb)	0.62%	0.86%	0.53%	0.42	%(aa)
Before waivers (a)(f)	0.15%		0.20	%(bb)	0.56%	0.80%	0.48%	0.38	%(aa)
Portfolio turnover rate^	17	%(z)	37%		55%	41%	36%	26%

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021		2020	2019	2018	2017
Net asset value, beginning of period	$16.05		$16.46		$15.60	$13.27	$17.58	$17.33

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02		0.05	(2)	0.09	0.13	0.09	0.07	(1)
Net realized and unrealized gain (loss)	(3.45)		3.09		1.76	3.23	(2.18)	1.93

Total from investment operations	(3.43)		3.14		1.85	3.36	(2.09)	2.00

Less distributions:
Dividends from net investment income	—		(0.07)		(0.11)	(0.14)	(0.10)	(0.09)
Distributions from net realized gains	—		(3.48)		(0.88)	(0.89)	(2.12)	(1.66)

Total dividends and distributions	—		(3.55)		(0.99)	(1.03)	(2.22)	(1.75)

Net asset value, end of period	$12.62		$16.05		$16.46	$15.60	$13.27	$17.58

Total return (b)	(21.37)%		19.61%		12.31%	25.49%	(12.83)%	11.77%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$112,276		$149,168		$140,170	$138,508	$119,355	$160,058
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%		1.05	%(g)	1.09%	1.10%	1.10%	1.10%
Before waivers (a)(f)	1.14%		1.13	%(g)	1.15%	1.16%	1.15%	1.14%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.24%		0.28	%(bb)	0.62%	0.86%	0.53%	0.42	%(aa)
Before waivers (a)(f)	0.15%		0.20	%(bb)	0.56%	0.80%	0.48%	0.38	%(aa)
Portfolio turnover rate^	17	%(z)	37%		55%	41%	36%	26%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021		2020	2019	2018	2017
Net asset value, beginning of period	$16.03		$16.44		$15.57	$13.25	$17.56	$17.31

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.10	(2)	0.12	0.17	0.14	0.12	(1)
Net realized and unrealized gain (loss)	(3.45)		3.08		1.77	3.22	(2.18)	1.92

Total from investment operations	(3.41)		3.18		1.89	3.39	(2.04)	2.04

Less distributions:
Dividends from net investment income	—		(0.11)		(0.14)	(0.18)	(0.15)	(0.13)
Distributions from net realized gains	—		(3.48)		(0.88)	(0.89)	(2.12)	(1.66)

Total dividends and distributions	—		(3.59)		(1.02)	(1.07)	(2.27)	(1.79)

Net asset value, end of period	$12.62		$16.03		$16.44	$15.57	$13.25	$17.56

Total return (b)	(21.27)%		19.91%		12.63%	25.74%	(12.61)%	12.05%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$154,204		$205,957		$218,265	$178,960	$119,209	$139,469
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80%		0.80	%(g)	0.84%	0.85%	0.85%	0.85%
Before waivers (a)(f)	0.89%		0.88	%(g)	0.90%	0.91%	0.91%	0.89%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.49%		0.53	%(bb)	0.87%	1.12%	0.79%	0.67	%(aa)
Before waivers (a)(f)	0.40%		0.45	%(bb)	0.80%	1.06%	0.74%	0.62	%(aa)
Portfolio turnover rate^	17	%(z)	37%		55%	41%	36%	26%
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.05, $0.05 and $0.09 for Class IA, Class IB and Class K, respectively.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.04, $0.04 and $0.09 for Class IA, Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.14% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.07% lower.

See Notes to Financial Statements.

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
U.S. Treasury Obligations	20.3%
Asset-Backed Securities	7.4
Collateralized Mortgage Obligations	7.1
Consumer Discretionary	6.8
Industrials	6.3
Financials	6.2
Energy	6.1
Communication Services	5.5
Materials	5.4
Foreign Government Securities	4.2
Utilities	4.2
Repurchase Agreements	4.1
Information Technology	4.1
Health Care	4.1
Mortgage-Backed Securities	3.5
Consumer Staples	2.3
Real Estate	1.7
Municipal Bonds	0.8
Supranational	0.6
Commercial Mortgage-Backed Securities	0.6
Cash and Other	(1.3)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$886.40	$4.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.20	4.64

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.93%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (7.4%)
AMMC CLO 15 Ltd., Series 2014-15A BR3 2.694%, 1/15/32 (l)§		$250,000	$236,939
Anchorage Capital CLO 3-R Ltd., Series 2014-3RA B 2.738%, 1/28/31 (l)§		500,000	483,722
Antares CLO Ltd., Series 2018-1A B 2.713%, 4/20/31 (l)§		345,000	322,468
Atrium XV,
Series 15A A1 2.354%, 1/23/31 (l)§		300,000	294,231
Series 15A B 2.934%, 1/23/31(l)§		300,000	288,148
BlueMountain Fuji Eur CLO V DAC, Series 5A B 1.550%, 1/15/33 (l)§	EUR	250,000	240,730
Burnham Park CLO Ltd., Series 2016-1A BR 2.563%, 10/20/29 (l)§		$250,000	241,777
Carlyle GMS Finance MM CLO LLC, Series 2015-1A A2R 3.244%, 10/15/31 (l)§		287,000	271,615
Cedar Funding IX CLO Ltd., Series 2018-9A B 2.463%, 4/20/31 (l)§		250,000	237,462
CIFC Funding Ltd.,
Series 2012-2RA B 2.613%, 1/20/28 (l)§		250,000	238,385
Series 2014-1A BR2 2.444%, 1/18/31 (l)§		250,000	238,420
Citibank Credit Card Issuance Trust, Series 2017-A7 A7 1.530%, 8/8/24 (l)		353,000	353,059
Dryden 42 Senior Loan Fund, Series 2016-42A CR 3.094%, 7/15/30 (l)§		500,000	470,653
Dryden 75 CLO Ltd., Series 2019-75A AR2 2.084%, 4/15/34 (l)§		550,000	530,035
Harbor Park CLO Ltd., Series 2018-1A B1 2.763%, 1/20/31 (l)§		250,000	239,762
Home Partners of America Trust,
Series 2021-2 B 2.302%, 12/17/26§		353,446	320,348
Series 2021-3 B 2.649%, 1/17/41§		134,373	123,661
Madison Park Euro Funding VIII DAC, Series 8A BRN 1.700%, 4/15/32 (l)§	EUR	250,000	242,029
Madison Park Funding LVII Ltd., Series 2018-1A C 3.144%, 10/15/31 (l)§		$334,000	315,266
Northwoods Capital XI-B Ltd., Series 2018-11BA A1 2.144%, 4/19/31 (l)§		147,777	144,661
OCP CLO Ltd., Series 2014-5A BR 3.014%, 4/26/31 (l)§		250,000	231,076
Octagon 53 Ltd., Series 2021-1A C 2.894%, 4/15/34 (l)§		150,000	138,113
Octagon Investment Partners 28 Ltd.,
Series 2016-1A BR 2.984%, 10/24/30 (l)§		250,000	240,370
THL Credit Wind River CLO Ltd.,
Series 2017-4A B 2.928%, 11/20/30 (l)§		350,000	334,741
United Airlines Pass-Through Trust,
Series 2020-1 B 4.875%, 1/15/26		41,500	39,218
Voya CLO Ltd.,
Series 2013-2A A2AR 2.584%, 4/25/31 (l)§		300,000	283,388

Total Asset-Backed Securities			7,100,277

Collateralized Mortgage Obligations (7.1%)
BRAVO Residential Funding Trust,
Series 2019-1 A1C 3.500%, 3/25/58§		44,724	44,415
Series 2019-2 A3 3.500%, 10/25/44 (l)§		114,294	110,344
CIM Trust,
Series 2019-INV1 A1 4.000%, 2/25/49 (l)§		26,293	25,975
Series 2019-INV2 A3 4.000%, 5/25/49 (l)§		58,660	57,565
COLT Mortgage Loan Trust,
Series 2022-4 A1 4.301%, 3/25/67 (l)§		117,389	116,042
FHLMC STACR Debt Notes,
Series 2013-DN2 M2 5.874%, 11/25/23 (l)		186,674	187,841
Series 2014-DN2 M3 5.224%, 4/25/24 (l)		142,009	143,342
Series 2014-DN4 M3 6.174%, 10/25/24 (l)		40,087	40,568
Series 2015-DNA3 M3 6.324%, 4/25/28 (l)		193,437	199,298
Series 2016-DNA1 M3 7.174%, 7/25/28 (l)		150,939	157,790
Series 2016-DNA2 M3 6.274%, 10/25/28 (l)		165,208	170,210
FHLMC STACR REMIC Trust,
Series 2020-DNA2 M2 3.474%, 2/25/50 (l)§		262,885	260,298
Series 2020-HQA3 M2 5.224%, 7/25/50 (l)§		15,851	15,841
FNMA,
Series 2013-C01 M2 6.874%, 10/25/23 (l)		156,156	160,487
Series 2014-C01 M2 6.024%, 1/25/24 (l)		207,784	212,501
Series 2014-C02 1M2 4.224%, 5/25/24 (l)		125,820	125,338
Series 2014-C02 2M2 4.224%, 5/25/24 (l)		165,549	165,550
Series 2014-C03 1M2 4.624%, 7/25/24 (l)		197,588	196,832

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2014-C03 2M2 4.524%, 7/25/24 (l)	$85,215	$85,319
Series 2015-C01 1M2 5.924%, 2/25/25 (l)	31,047	31,372
Series 2015-C02 1M2 5.624%, 5/25/25 (l)	123,824	124,447
Series 2015-C03 1M2 6.624%, 7/25/25 (l)	175,438	177,415
Series 2016-C01 1M2 8.374%, 8/25/28 (l)	41,066	43,135
Series 2016-C02 1M2 7.624%, 9/25/28 (l)	324,333	337,037
Series 2016-C03 1M2 6.924%, 10/25/28 (l)	212,358	219,027
Series 2016-C05 2M2 6.074%, 1/25/29 (l)	210,425	219,229
Series 2016-C06 1M2 5.874%, 4/25/29 (l)	110,491	114,245
Series 2016-C07 2M2 5.974%, 5/25/29 (l)	257,478	266,223
Series 2017-C01 1M2 5.174%, 7/25/29 (l)	234,797	239,800
Series 2017-C03 1M2 4.624%, 10/25/29 (l)	438,631	442,509
Series 2017-C04 2M2 4.474%, 11/25/29 (l)	29,273	29,347
Series 2017-C05 1M2 3.824%, 1/25/30 (l)	315,718	317,089
JP Morgan Mortgage Trust,
Series 2021-13 A4 2.500%, 4/25/52 (l)§	410,362	374,204
Series 2021-15 A4 2.500%, 6/25/52 (l)§	127,835	116,482
Series 2021-6 A4 2.500%, 10/25/51 (l)§	323,953	295,182
Mill City Mortgage Loan Trust, Series 2018-4 A1B 3.495%, 4/25/66 (l)§	182,074	176,735
OBX Trust, Series 2021-J3 A4 2.500%, 10/25/51 (l)§	86,808	78,714
Provident Funding Mortgage Trust,
Series 2019-1 A2 3.000%, 12/25/49 (l)§	43,244	39,000
Series 2021-J1 A3 2.500%, 10/25/51 (l)§	260,732	236,421
PSMC Trust, Series 2021-3 A3 2.500%, 8/25/51 (l)§	498,335	452,083

Total Collateralized Mortgage Obligations		6,805,252

Commercial Mortgage-Backed Securities (0.6%)
BX Commercial Mortgage Trust,
Series 2021-VOLT A 2.024%, 9/15/36 (l)§	100,000	96,501
Series 2021-VOLT B 2.274%, 9/15/36 (l)§	110,000	103,650
Series 2022-LP2 A 2.347%, 2/15/39 (l)§	280,148	268,917
Commercial Mortgage Trust,
Series 2006-GG7 AJ 6.214%, 7/10/38 (l)	48,197	38,317

Total Commercial Mortgage-Backed Securities		507,385

Corporate Bonds (43.6%)
Communication Services (4.3%)
Diversified Telecommunication Services (1.1%)
Altice France Holding SA 6.000%, 2/15/28 (x)§	400,000	283,000
AT&T, Inc. 3.650%, 9/15/59	150,000	113,074
CCO Holdings LLC 4.500%, 5/1/32	300,000	244,824
Iliad Holding SASU 7.000%, 10/15/28§	300,000	258,000
Virgin Media Secured Finance plc 4.500%, 8/15/30§	200,000	164,000

		1,062,898

Entertainment (0.4%)
Magallanes, Inc. 4.054%, 3/15/29§	100,000	91,870
Netflix, Inc. 5.875%, 11/15/28	300,000	293,250

		385,120

Interactive Media & Services (0.5%)
Tencent Holdings Ltd. 2.390%, 6/3/30§	400,000	336,075
ZipRecruiter, Inc. 5.000%, 1/15/30§	100,000	84,501

		420,576

Media (1.6%)
Charter Communications Operating LLC 2.800%, 4/1/31	500,000	400,595
Clear Channel Outdoor Holdings, Inc. 5.125%, 8/15/27§	100,000	83,875
7.750%, 4/15/28 (x)§	100,000	72,625
7.500%, 6/1/29 (x)§	100,000	72,250
Diamond Sports Group LLC 5.375%, 8/15/26§	300,000	76,125
Directv Financing LLC 5.875%, 8/15/27§	100,000	85,908
DISH DBS Corp. 5.750%, 12/1/28§	300,000	222,123
Sinclair Television Group, Inc. 4.125%, 12/1/30§	200,000	158,150
Sirius XM Radio, Inc. 4.000%, 7/15/28§	200,000	173,000
Univision Communications, Inc. 5.125%, 2/15/25 (x)§	200,000	188,000

		1,532,651

Wireless Telecommunication Services (0.7%)
America Movil SAB de CV 5.375%, 4/4/32§T-Mobile USA, Inc.	200,000	176,542
3.875%, 4/15/30	400,000	374,048

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
3.300%, 2/15/51	$200,000	$146,136

		696,726

Total Communication Services		4,097,971

Consumer Discretionary (5.3%)
Auto Components (1.0%)
Allison Transmission, Inc.
5.875%, 6/1/29§	200,000	185,750
3.750%, 1/30/31§	100,000	80,000
Dana, Inc. 5.625%, 6/15/28 (x)	200,000	173,000
Dornoch Debt Merger Sub, Inc. 6.625%, 10/15/29§	200,000	147,000
Goodyear Tire & Rubber Co. (The) 4.875%, 3/15/27 (x)	200,000	178,250
Real Hero Merger Sub 2, Inc. 6.250%, 2/1/29 (x)§	300,000	230,625

		994,625

Automobiles (0.2%)
Jaguar Land Rover Automotive plc 5.500%, 7/15/29§	300,000	216,000

Diversified Consumer Services (0.2%)
Grand Canyon University 5.125%, 10/1/28	200,000	186,658

Hotels, Restaurants & Leisure (1.7%)
Everi Holdings, Inc. 5.000%, 7/15/29§	200,000	170,500
Las Vegas Sands Corp. 3.900%, 8/8/29 (x)	250,000	204,402
Melco Resorts Finance Ltd. 5.750%, 7/21/28§	200,000	126,000
Motion Bondco DAC 6.625%, 11/15/27§	200,000	162,000
NCL Corp. Ltd. 5.875%, 3/15/26§	100,000	78,125
Papa John’s International, Inc. 3.875%, 9/15/29§	100,000	82,000
Premier Entertainment Sub LLC
5.625%, 9/1/29§	100,000	71,000
5.875%, 9/1/31§	100,000	69,151
Station Casinos LLC 4.500%, 2/15/28§	200,000	168,460
Studio City Finance Ltd. 5.000%, 1/15/29§	400,000	199,950
Wynn Macau Ltd. 5.625%, 8/26/28§	400,000	246,400

		1,577,988

Household Durables (0.4%)
M/I Homes, Inc. 3.950%, 2/15/30	200,000	149,500
Mohawk Industries, Inc. 3.625%, 5/15/30 (x)	250,000	225,566

		375,066

Internet & Direct Marketing Retail (0.6%)
Alibaba Group Holding Ltd.
4.000%, 12/6/37	200,000	172,794
JD.com, Inc. 3.375%, 1/14/30 (x)	300,000	274,590
Match Group Holdings II LLC 3.625%, 10/1/31 (x)§	200,000	157,500

		604,884

Multiline Retail (0.6%)
K2016470219 South Africa Ltd. 3.000%, 12/31/22 PIK§	241,946	101
Macy’s Retail Holdings LLC
5.875%, 3/15/30(x)§	100,000	84,250
6.125%, 3/15/32§	200,000	166,500
Nordstrom, Inc. 4.250%, 8/1/31(x)	400,000	302,750

		553,601

Specialty Retail (0.6%)
AutoNation, Inc. 4.750%, 6/1/30	50,000	47,002
Lithia Motors, Inc.
3.875%, 6/1/29 (x)§	200,000	169,750
4.375%, 1/15/31§	100,000	85,570
Michaels Cos., Inc. (The) 7.875%, 5/1/29 (x)§	100,000	66,000
Park River Holdings, Inc. 6.750%, 8/1/29§	300,000	198,000

		566,322

Total Consumer Discretionary		5,075,144

Consumer Staples (2.1%)
Beverages (0.5%)
Anheuser-Busch InBev Worldwide, Inc. 3.500%, 6/1/30	200,000	187,946
Primo Water Holdings, Inc. 4.375%, 4/30/29§	300,000	244,500

		432,446

Food Products (0.7%)
Bimbo Bakeries USA, Inc. 4.000%, 5/17/51§	200,000	164,375
Darling Ingredients, Inc. 6.000%, 6/15/30§	100,000	100,015
JBS Finance Luxembourg Sarl
2.500%, 1/15/27§	200,000	173,000
3.625%, 1/15/32 (x)§	200,000	161,100
Kraft Heinz Foods Co. 3.875%, 5/15/27	100,000	96,495

		694,985

Household Products (0.4%)
Central Garden & Pet Co. 4.125%, 4/30/31§	200,000	159,000
Kimberly-Clark de Mexico SAB de CV 2.431%, 7/1/31§	200,000	168,000
Spectrum Brands, Inc. 3.875%, 3/15/31§	100,000	80,365

		407,365

Personal Products (0.4%)
Oriflame Investment Holding plc 5.125%, 5/4/26(x)§	200,000	126,250
Prestige Brands, Inc. 3.750%, 4/1/31§	300,000	248,760

		375,010

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Tobacco (0.1%)
Altria Group, Inc. 3.400%, 5/6/30	$150,000	$127,987

Total Consumer Staples		2,037,793

Energy (5.8%)
Energy Equipment & Services (0.6%)
Nabors Industries Ltd. 7.250%, 1/15/26§	200,000	176,940
Nabors Industries, Inc. 7.375%, 5/15/27 (x)§	100,000	95,250
Weatherford International Ltd.
11.000%, 12/1/24§	12,000	12,090
8.625%, 4/30/30 (x)§	400,000	334,000

		618,280

Oil, Gas & Consumable Fuels (5.2%)
Antero Resources Corp.
8.375%, 7/15/26§	64,000	67,680
7.625%, 2/1/29§	84,000	85,472
Cheniere Energy, Inc. 4.625%, 10/15/28	100,000	90,200
Crestwood Midstream Partners LP 6.000%, 2/1/29§	400,000	349,032
CrownRock LP 5.000%, 5/1/29§	100,000	89,464
DT Midstream, Inc. 4.375%, 6/15/31§	200,000	166,000
Ecopetrol SA
4.125%, 1/16/25	100,000	92,278
4.625%, 11/2/31	100,000	75,500
Endeavor Energy Resources LP 5.750%, 1/30/28§	300,000	283,500
Energy Transfer LP 3.750%, 5/15/30	200,000	180,486
EnLink Midstream LLC
5.625%, 1/15/28§	100,000	92,000
5.375%, 6/1/29	300,000	262,125
EQM Midstream Partners LP 7.500%, 6/1/27§	100,000	96,000
Hilcorp Energy I LP
6.000%, 2/1/31§	200,000	172,500
6.250%, 4/15/32§	100,000	86,500
Kinetik Holdings LP 5.875%, 6/15/30§	100,000	95,000
Lundin Energy Finance BV 3.100%, 7/15/31§	300,000	249,832
Martin Midstream Partners LP
11.500%, 2/28/25§	330,330	324,962
MPLX LP 2.650%, 8/15/30	500,000	418,191
Occidental Petroleum Corp.
8.875%, 7/15/30	200,000	229,372
6.125%, 1/1/31 (x)	100,000	101,187
6.450%, 9/15/36	100,000	103,887
6.200%, 3/15/40	250,000	247,500
Sabine Pass Liquefaction LLC 4.500%, 5/15/30	400,000	384,793
Sanchez Energy Corp. 6.125%, 1/15/23 (h)	57,000	427
Sunoco LP
6.000%, 4/15/27	100,000	95,178
4.500%, 5/15/29	400,000	330,388
Venture Global Calcasieu Pass LLC
3.875%, 8/15/29§	100,000	87,370
4.125%, 8/15/31§	100,000	85,652

		4,942,476

Total Energy		5,560,756

Financials (5.1%)
Banks (2.5%)
Banco Santander SA 2.749%, 12/3/30	200,000	158,517
Bank of America Corp.
(SOFR + 1.93%), 2.676%, 6/19/41 (k)	200,000	143,583
China Construction Bank Corp. 4.250%, 2/27/29(m)	200,000	201,270
HSBC Holdings plc
(SOFR + 1.51%), 4.180%, 12/9/25 (k)	300,000	295,854
2.848%, 6/4/31	300,000	254,827
JPMorgan Chase & Co. 3.845%, 6/14/25	200,000	198,174
2.522%, 4/22/31	300,000	255,114
National Bank of Canada 3.750%, 6/9/25	250,000	248,318
Societe Generale SA 2.889%, 6/9/32§	200,000	159,963
SVB Financial Group 3.125%, 6/5/30 (x)	100,000	85,953
UniCredit SpA 3.127%, 6/3/32§	200,000	156,384
Wells Fargo & Co. 1.654%, 6/2/24	250,000	244,770

		2,402,727

Capital Markets (1.4%)
Goldman Sachs Group, Inc. (The)
(SOFR + 0.57%), 0.673%, 3/8/24 (k)	250,000	244,582
4.387%, 6/15/27	100,000	98,755
Israel Electric Corp. Ltd. 4.250%, 8/14/28 (m)	300,000	287,588
Morgan Stanley
(ICE LIBOR USD 3 Month + 0.85%), 3.737%, 4/24/24 (k)	250,000	249,366
3.591%, 7/22/28	191,000	180,988
MSCI, Inc. 3.250%, 8/15/33 (x)§	300,000	238,575

		1,299,854

Consumer Finance (0.2%)
AerCap Ireland Capital DAC 3.400%, 10/29/33	150,000	118,875
PRA Group, Inc. 5.000%, 10/1/29§	100,000	83,500

		202,375

Diversified Financial Services (0.5%)
Jefferson Capital Holdings LLC 6.000%, 8/15/26§	200,000	176,375
MPH Acquisition Holdings LLC
5.500%, 9/1/28§	100,000	89,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
5.750%, 11/1/28 (x)§		$300,000	$248,250

			513,625

Insurance (0.3%)
Arch Capital Group Ltd. 3.635%, 6/30/50		300,000	236,340

Thrifts & Mortgage Finance (0.2%)
Ladder Capital Finance Holdings LLLP (REIT) 4.750%, 6/15/29§		300,000	229,500

Total Financials			4,884,421

Health Care (3.1%)
Biotechnology (0.3%)
AbbVie, Inc. 3.200%, 11/21/29		300,000	275,982

Health Care Equipment & Supplies (0.2%)
Medline Borrower LP 5.250%, 10/1/29 (x)§		200,000	165,440

Health Care Providers & Services (1.7%)
Centene Corp.
4.250%, 12/15/27		200,000	186,370
3.375%, 2/15/30		200,000	169,000
2.625%, 8/1/31		100,000	79,550
Community Health Systems, Inc.
5.625%, 3/15/27§		200,000	169,250
6.875%, 4/15/29 (x)§		100,000	64,500
CVS Health Corp. 1.750%, 8/21/30		200,000	160,281
DaVita, Inc. 4.625%, 6/1/30§		300,000	233,959
Elevance Health, Inc. 3.700%, 9/15/49		50,000	41,488
HCA, Inc. 3.500%, 9/1/30		200,000	170,478
ModivCare Escrow Issuer, Inc. 5.000%, 10/1/29 (x)§		100,000	80,000
Orlando Health Obligated Group 3.777%, 10/1/28		75,000	70,430
Quest Diagnostics, Inc. 2.800%, 6/30/31		50,000	43,095
Tenet Healthcare Corp. 6.125%, 6/15/30§		200,000	188,504

			1,656,905

Pharmaceuticals (0.9%)
Bausch Health Americas, Inc. 8.500%, 1/31/27 (x)§		100,000	70,125
Bausch Health Cos., Inc.
6.125%, 2/1/27§		100,000	85,250
4.875%, 6/1/28§		200,000	155,296
Bayer US Finance II LLC 4.375%, 12/15/28§		211,000	205,278
Royalty Pharma plc 3.300%, 9/2/40		100,000	74,027
Teva Pharmaceutical Finance Netherlands III BV 5.125%, 5/9/29		300,000	247,125

			837,101

Total Health Care			2,935,428

Industrials (5.2%)
Aerospace & Defense (0.5%)
Boeing Co. (The) 5.150%, 5/1/30		170,000	163,114
TransDigm, Inc. 6.250%, 3/15/26§		300,000	288,975

			452,089

Air Freight & Logistics (0.1%)
FedEx Corp. 4.050%, 2/15/48		150,000	125,212

Airlines (0.7%)
American Airlines, Inc. 5.750%, 4/20/29§		300,000	256,687
Delta Air Lines, Inc. 4.500%, 10/20/25§		300,000	290,184
International Consolidated Airlines Group SA 3.750%, 3/25/29 (m)	EUR	100,000	73,897
United Airlines, Inc. 4.375%, 4/15/26§		$100,000	89,250

			710,018

Building Products (0.7%)
Carrier Global Corp. 2.722%, 2/15/30		400,000	344,524
Eco Material Technologies, Inc. 7.875%, 1/31/27§		100,000	89,000
Standard Industries, Inc.
4.750%, 1/15/28§		100,000	84,500
4.375%, 7/15/30§		100,000	78,500
3.375%, 1/15/31§		100,000	73,000

			669,524

Commercial Services & Supplies (0.7%)
APX Group, Inc. 5.750%, 7/15/29 (x)§		200,000	155,384
Prime Security Services Borrower LLC 3.375%, 8/31/27§		350,000	288,313
Stericycle, Inc. 3.875%, 1/15/29§		300,000	243,000

			686,697

Construction & Engineering (0.2%)
Arcosa, Inc. 4.375%, 4/15/29§		100,000	84,500
Great Lakes Dredge & Dock Corp. 5.250%, 6/1/29§		100,000	86,851

			171,351

Electrical Equipment (0.5%)
Sensata Technologies BV 4.000%, 4/15/29§		300,000	254,250
Vertiv Group Corp. 4.125%, 11/15/28§		300,000	243,000

			497,250

Machinery (0.4%)
ATS Automation Tooling Systems, Inc. 4.125%, 12/15/28§		300,000	253,419
Parker-Hannifin Corp. 4.250%, 9/15/27		100,000	99,600

			353,019

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Marine (0.4%)
ICTSI Treasury BV 4.625%, 1/16/23(m)		$400,000	$401,056

Road & Rail (0.4%)
DAE Funding LLC 1.550%, 8/1/24§		200,000	186,500
First Student Bidco, Inc. 4.000%, 7/31/29§		100,000	79,750
NESCO Holdings II, Inc. 5.500%, 4/15/29§		100,000	84,000

			350,250

Trading Companies & Distributors (0.5%)
H&E Equipment Services, Inc. 3.875%, 12/15/28 (x)§		200,000	161,750
Herc Holdings, Inc. 5.500%, 7/15/27§		200,000	183,000
WESCO Distribution, Inc. 7.250%, 6/15/28§		100,000	98,556

			443,306

Transportation Infrastructure (0.1%)
Rutas 2 and 7 Finance Ltd.
(Zero Coupon), 9/30/36§		193,333	114,550

Total Industrials			4,974,322

Information Technology (2.2%)
Communications Equipment (0.2%)
CommScope Technologies LLC 5.000%, 3/15/27§		326,000	243,277

Electronic Equipment, Instruments & Components (0.4%)
CDW LLC 3.250%, 2/15/29		200,000	167,738
Flex Ltd. 4.875%, 5/12/30		200,000	190,162

			357,900

IT Services (1.1%)
Cablevision Lightpath LLC 3.875%, 9/15/27§		300,000	246,000
Gartner, Inc.
4.500%, 7/1/28§		200,000	181,500
3.625%, 6/15/29§		100,000	86,250
Northwest Fiber LLC 6.000%, 2/15/28 (x)§		300,000	220,500
Presidio Holdings, Inc. 4.875%, 2/1/27§		300,000	274,875

			1,009,125

Software (0.4%)
Condor Merger Sub, Inc. 7.375%, 2/15/30§		200,000	163,375
Rocket Software, Inc. 6.500%, 2/15/29 (x)§		300,000	218,250

			381,625

Technology Hardware, Storage & Peripherals (0.1%)
Teledyne FLIR LLC 2.500%, 8/1/30		100,000	83,134

Total Information Technology			2,075,061

Materials (4.6%)
Chemicals (2.7%)
Alpek SAB de CV 4.250%, 9/18/29§		200,000	178,350
Anagram International, Inc. 10.000%, 8/15/26 PIK§		14,954	14,800
ASP Unifrax Holdings, Inc. 7.500%, 9/30/29 (x)§		100,000	69,500
Braskem Idesa SAPI 6.990%, 2/20/32§		200,000	155,000
Braskem Netherlands Finance BV 4.500%, 1/31/30§		200,000	169,826
CNAC HK Finbridge Co. Ltd. 4.875%, 3/14/25 (m)		200,000	203,456
Consolidated Energy Finance SA 5.625%, 10/15/28§		200,000	158,000
CVR Partners LP 6.125%, 6/15/28§		100,000	89,500
Element Solutions, Inc. 3.875%, 9/1/28§		300,000	246,960
Gates Global LLC 6.250%, 1/15/26§		100,000	93,500
INEOS Quattro Finance 1 plc 3.750%, 7/15/26§	EUR	200,000	167,561
Kobe US Midco 2, Inc. 9.250%, 11/1/26 PIK§		$100,000	85,000
SABIC Capital II BV 4.500%, 10/10/28§		200,000	200,475
Sasol Financing USA LLC 6.500%, 9/27/28		250,000	226,766
Syngenta Finance NV 4.892%, 4/24/25§		200,000	198,411
Vibrantz Technologies, Inc. 9.000%, 2/15/30§		200,000	141,500
Westlake Corp. 3.375%, 6/15/30		100,000	92,048
Yara International ASA 3.148%, 6/4/30§		100,000	84,934

			2,575,587

Containers & Packaging (0.7%)
Owens-Brockway Glass Container, Inc. 5.875%, 8/15/23§		89,000	88,110
Pactiv Evergreen Group Issuer LLC 4.375%, 10/15/28 (x)§		200,000	169,500
Pactiv Evergreen Group Issuer, Inc. 4.000%, 10/15/27§		100,000	85,500
Sealed Air Corp.
5.125%, 12/1/24§		191,000	188,612
5.500%, 9/15/25§		76,000	75,735
WRKCo., Inc. 3.000%, 6/15/33		120,000	101,481

			708,938

Metals & Mining (0.8%)
Constellium SE 3.750%, 4/15/29 (x)§		300,000	238,164
Indonesia Asahan Aluminium Persero PT 5.450%, 5/15/30§		400,000	372,700

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
SunCoke Energy, Inc. 4.875%, 6/30/29§		$200,000	$162,250

			773,114

Paper & Forest Products (0.4%)
Glatfelter Corp. 4.750%, 11/15/29 (x)§		100,000	69,500
Suzano Austria GmbH
3.750%, 1/15/31		200,000	161,540
3.125%, 1/15/32		200,000	150,250

			381,290

Total Materials			4,438,929

Real Estate (1.7%)
Equity Real Estate Investment Trusts (REITs) (1.1%)
American Finance Trust, Inc. (REIT) 4.500%, 9/30/28§		200,000	159,060
Global Net Lease, Inc. (REIT) 3.750%, 12/15/27§		200,000	167,000
MPT Operating Partnership LP (REIT) 5.250%, 8/1/26		53,000	49,688
Simon Property Group LP (REIT) 4.250%, 11/30/46 (x)		100,000	86,685
VICI Properties LP (REIT)
3.750%, 2/15/27§		500,000	437,435
3.875%, 2/15/29§		100,000	85,750
XHR LP (REIT) 4.875%, 6/1/29§		100,000	85,000

			1,070,618

Real Estate Management & Development (0.6%)
China Overseas Finance Cayman VI Ltd. 5.950%, 5/8/24 (m)		200,000	205,975
Country Garden Holdings Co. Ltd. 7.250%, 4/8/26 (m)		200,000	106,100
Howard Hughes Corp. (The) 5.375%, 8/1/28 (x)§		300,000	251,250

			563,325

Total Real Estate			1,633,943

Utilities (4.2%)
Electric Utilities (2.7%)
Comision Federal de Electricidad 3.348%, 2/9/31§		300,000	229,369
Electricite de France SA 5.250%, 1/29/23 (y)§		575,000	543,375
Exelon Corp. 4.050%, 4/15/30		400,000	383,905
Leeward Renewable Energy Operations LLC 4.250%, 7/1/29§		300,000	241,079
Southern Co. (The) 4.400%, 7/1/46		300,000	261,341
State Grid Overseas Investment BVI Ltd. 3.500%, 5/4/27§		449,000	444,941
Vistra Operations Co. LLC
4.375%, 5/1/29§		300,000	252,000
4.300%, 7/15/29§		200,000	182,774

			2,538,784

Independent Power and Renewable Electricity Producers (1.5%)
Atlantica Sustainable Infrastructure plc 4.125%, 6/15/28§		200,000	174,500
Calpine Corp. 5.000%, 2/1/31§		300,000	246,561
Clearway Energy Operating LLC 3.750%, 2/15/31§		200,000	161,454
Colbun SA
3.950%, 10/11/27§		200,000	185,600
3.150%, 3/6/30§		200,000	166,500
InterGen NV 7.000%, 6/30/23§		200,000	193,751
Talen Energy Supply LLC 7.250%, 5/15/27 (h)§		300,000	294,750

			1,423,116

Total Utilities			3,961,900

Total Corporate Bonds			41,675,668

Foreign Government Securities (4.2%)
Argentine Republic
1.000%, 7/9/29		20,596	4,809
0.500%, 7/9/30 (e)		171,252	37,419
1.125%, 7/9/35 (e)		313,747	65,573
Dominican Republic Government Bond
8.900%, 2/15/23§	DOP	15,100,000	273,420
6.850%, 1/27/45§		$200,000	158,600
Export-Import Bank of India 3.875%, 2/1/28§		545,000	520,486
Federative Republic of Brazil 3.875%, 6/12/30		300,000	251,025
Republic of Colombia 3.875%, 4/25/27		200,000	176,225
9.850%, 6/28/27	COP	1,255,000,000	290,551
3.125%, 4/15/31		$200,000	147,975
5.000%, 6/15/45		500,000	333,531
Republic of Indonesia 4.350%, 1/8/27§		700,000	697,944
Republic of Peru 6.550%, 3/14/37		200,000	218,100
Republic of Turkey 4.875%, 10/9/26		400,000	319,325
5.950%, 1/15/31 (x)		300,000	217,931
Romania Government Bond 6.125%, 1/22/44§		150,000	131,559
United Mexican States 3.750%, 1/11/28		200,000	192,000

Total Foreign Government Securities			4,036,473

Loan Participations (8.8%)
Communication Services (1.2%)
Diversified Telecommunication Services (0.5%)
Altice France SA, Incremental Term Loan B13
(ICE LIBOR USD 3 Month + 4.00%), 5.411%, 8/14/26 (k)		79,561	72,401

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Aventiv Technologies LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 4.50%), 6.750%, 11/1/24 (k)	$457,540	$423,082
Dermatology Intermediate Holdings III, Inc., Term Loan
(CME Term SOFR 3 Month + 4.25%), 5.936%, 4/2/29 (k)	291	271
Dermatology Intermediate Holdings III, Inc., Term Loan B
(CME Term SOFR 1 Month + 4.25%), 5.936%, 4/2/29 (k)	9,868	9,177

		504,931

Internet & Direct Marketing Retail (0.0%)†
Knot Worldwide, Inc., 1st Lien Term Loan
(CME Term SOFR 1 Month + 4.50%), 6.125%, 12/19/25 (k)	9,516	9,088

Media (0.6%)
Banijay Entertainment S.A.S. Facility, Term Loan B
(ICE LIBOR USD 1 Month + 3.75%), 4.553%, 3/1/25(k)	100,622	95,340
Cengage Learning, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 4.75%), 5.750%, 7/14/26(k)	195,518	176,112
Clear Channel Outdoor Holdings, Inc. Term Loan B
(ICE LIBOR USD 3 Month + 3.50%), 4.739%, 8/21/26 (k)	68,892	58,752
Diamond Sports Group LLC, 1st Lien Term Loan
(CME Term SOFR 1 Month + 8.00%), 9.786%, 5/25/26 (k)	13,003	12,776
Diamond Sports Group LLC, Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 4.370%, 8/24/26 (k)	83,414	19,237
Gray Television, Inc., Term Loan D
(ICE LIBOR USD 1 Month + 3.00%), 4.713%, 12/1/28 (k)	39,800	37,979
McGraw-Hill Education, Inc., Initial Term Loan
(ICE LIBOR USD 3 Month + 4.75%), 5.554%, 7/28/28 (k)	66,840	60,323
Radiate Holdco LLC, Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 4.916%, 9/25/26 (k)	43,897	40,550
Univision Communications, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 4.916%, 3/15/26 (k)	77,575	73,270

		574,339

Wireless Telecommunication Services (0.1%)
CCI Buyer, Inc., 1st Lien Initial Term Loan
(CME Term SOFR 3 Month + 4.00%), 6.054%, 12/17/27(k)	72,372	65,859

Total Communication Services		1,154,217

Consumer Discretionary (1.5%)
Auto Components (0.0%)†
Clarios Global LP, 1st Lien Dollar Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 4.916%, 4/30/26 (k)	42,366	39,295
Truck Hero, Inc., Initial Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 5.166%, 1/31/28 (k)	12,923	11,527

		50,822

Automobiles (0.2%)
American Trailer World Corp., 1st Lien Initial Term Loan
(CME Term SOFR 1 Month + 3.75%), 5.375%, 3/3/28 (k)	106,505	94,168
DexKo Global, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 4.717%, 10/4/28 (k)	7,318	6,718
(ICE LIBOR USD 3 Month + 3.75%), 4.756%, 10/4/28 (k)	1,394	1,280
First Brands Group LLC, 1st Lien Term Loan
(CME Term SOFR 3 Month + 5.00%), 6.287%, 3/30/27 (k)	62,430	58,684

		160,850

Diversified Consumer Services (0.2%)
KUEHG Corp., Term Loan B3
(ICE LIBOR USD 3 Month + 3.75%), 6.000%, 2/21/25 (k)	187,077	173,864
Osmosis Buyer Ltd., Initial Term Loan B
(CME Term SOFR 1 Month + 3.75%), 4.838%, 7/31/28 (k)	34,632	31,342
Osmosis Buyer Ltd., Term Loan
(CME Term SOFR 3 Month + 4.00%), 0.000%, 7/31/28 (k)	5,266	4,788

		209,994

Hotels, Restaurants & Leisure (0.4%)
24 Hour Fitness Worldwide, Inc., Term Loan
(ICE LIBOR USD 3 Month + 5.00%), 7.232%, 12/29/25 PIK (k)	196,520	61,522
Bally’s Corp., Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 4.370%, 10/2/28 (k)	72,223	66,922
Caesars Resort Collection LLC, Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 4.416%, 12/23/24 (k)	97,200	93,420
Caesars Resort Collection LLC, Term Loan B1
(ICE LIBOR USD 1 Month + 3.50%), 5.166%, 7/21/25 (k)	5,131	4,945
Fertitta Entertainment LLC, Initial Term Loan B
(CME Term SOFR 1 Month + 4.00%), 5.525%, 1/27/29 (k)	11,650	10,697

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Flynn Restaurant Group LP, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.25%), 5.916%, 11/22/28 (k)	$18,379	$17,127
IRB Holding Corp., Replacement Term Loan B
(CME Term SOFR 1 Month + 3.00%), 4.238%, 12/15/27 (k)	13,045	12,393
Medical Solutions Holdings, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 6.377%, 11/1/28 (k)	11,796	11,024
Penn National Gaming, Inc., Term Loan B
(CME Term SOFR 1 Month + 2.75%), 4.375%, 5/3/29 (k)	8,928	8,549
Raptor Acquisition Corp., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 4.00%), 6.096%, 11/1/26 (k)	25,078	23,548
Scientific Games Corp., Term Loan
(CME Term SOFR 3 Month + 3.50%), 5.617%, 4/4/29 (k)	41,007	37,795
Scientific Games International, Inc., Initial Term Loan B
(CME Term SOFR 1 Month + 3.00%), 4.358%, 4/14/29 (k)	13,152	12,299

		360,241

Household Durables (0.1%)
Astro One Acquisition Corp., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 5.50%), 7.750%, 9/15/28 (k)	97,840	83,164

Internet & Direct Marketing Retail (0.1%)
Evergreen Acqco 1 LP, Initial Term Loan
(ICE LIBOR USD 3 Month + 5.50%), 7.750%, 4/26/28 (k)	58,673	55,202

Leisure Products (0.2%)
Thor Industries, Inc., Term Loan B1
(ICE LIBOR USD 1 Month + 3.00%), 4.688%, 2/1/26 (k)	145,046	141,420
Varsity Brands Holding Co., Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 5.166%, 12/16/24 (k)	50,625	47,207

		188,627

Specialty Retail (0.3%)
Great Outdoors Group LLC, Term Loan B2
(ICE LIBOR USD 1 Month + 3.75%), 5.416%, 3/6/28 (k)	77,505	70,690
Highline Aftermarket Acquisition LLC, 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 4.50%), 6.166%, 11/9/27 (k)	63,419	55,809
Michaels Companies, Inc. (The), Term Loan B
(ICE LIBOR USD 3 Month + 4.25%), 6.500%, 4/15/28 (k)	99,174	81,653
PetSmart LLC, Initial Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 4.500%, 2/11/28 (k)	14,070	13,182
Restoration Hardware, Inc., Initial Term Loan
(ICE LIBOR USD 1 Month + 2.50%), 4.166%, 10/20/28 (k)	26,899	23,486
Staples, Inc., Refinancing New Term Loan B1
(ICE LIBOR USD 3 Month + 5.00%), 6.286%, 4/16/26 (k)	53,321	46,370

		291,190

Textiles, Apparel & Luxury Goods (0.0%)†
Tory Burch LLC, Initial Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 4.666%, 4/16/28 (k)	12,437	11,131

Total Consumer Discretionary		1,411,221

Consumer Staples (0.2%)
Beverages (0.2%)
City Brewing Co. LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 4.469%, 4/5/28 (k)	97,780	86,535
Triton Water Holdings, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 5.750%, 3/31/28 (k)	122,898	109,174

		195,709

Food Products (0.0%)†
Primary Products Finance LLC, Term Loan B
(CME Term SOFR 3 Month + 4.00%), 4.651%, 4/1/29 (k)	12,497	12,101

Personal Products (0.0%)†
Conair Holdings LLC, 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 6.000%, 5/17/28 (k)	5,330	4,442

Total Consumer Staples		212,252

Energy (0.0%)†
Oil, Gas & Consumable Fuels (0.0%)†
Lucid Energy Group II Borrower LLC, Initial Term Loan
(ICE LIBOR USD 1 Month + 4.25%), 5.874%, 11/24/28 (k)	18,336	18,067

Total Energy		18,067

Financials (1.1%)
Banks (0.0%)†
Hunter Holdco 3 Ltd., 1st Lien Initial Dollar Term Loan
(ICE LIBOR USD 3 Month + 4.25%), 6.500%, 8/19/28 (k)	37,849	35,861

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Capital Markets (0.2%)
PECF USS Intermediate Holding III Corp., Initial Term
(ICE LIBOR USD 1 Month + 4.25%), 5.916%, 12/15/28 (k)	$109,222	$98,354
Russell Investments U.S. Institutional Holdco, Inc., Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 5.000%, 5/30/25 (k)	123,981	115,199

		213,553

Diversified Financial Services (0.3%)
Citadel Securities LP, Term Loan
(CME Term SOFR 1 Month + 2.50%), 4.140%, 2/2/28 (k)	59,250	56,862
CNT Holdings I Corp., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 4.690%, 11/8/27 (k)	5,325	5,039
Edelman Financial Engines Center LLC, (The), 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 5.166%, 4/7/28 (k)	79,200	72,666
Mercury Borrower, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 5.813%, 8/2/28 (k)	36,637	34,073
Motion Acquisition Ltd., Term Loan B1
(ICE LIBOR USD 3 Month + 3.25%), 5.500%, 11/12/26 (k)	86,651	79,827
Motion Acquisition Ltd., Term Loan B2
(ICE LIBOR USD 3 Month + 3.25%), 5.500%, 11/12/26 (k)	12,352	11,379
Verscend Holding Corp., Term Loan B1
(ICE LIBOR USD 1 Month + 4.00%), 5.666%, 8/27/25 (k)	39,245	37,446
Vertex Aerospace Services Corp., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 5.666%, 12/6/28 (k)	16,727	15,974

		313,266

Insurance (0.5%)
Acrisure LLC, 1st Lien Additional Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 5.416%, 2/15/27 (k)	23,949	22,373
(ICE LIBOR USD 1 Month + 4.25%), 5.916%, 2/15/27 (k)	23,612	22,136
Alliant Holdings Intermediate LLC, Initial Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 4.916%, 5/9/25 (k)	114,050	107,207
Alliant Holdings Intermediate LLC, New Term Loan B4
(ICE LIBOR USD 1 Month + 3.50%), 5.009%, 11/5/27 (k)	35,443	32,844
AssuredPartners, Inc., Refinancing Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 5.166%, 2/12/27 (k)	97,745	91,147
AssuredPartners, Inc., Term Loan
(CME Term SOFR 1 Month + 3.50%), 5.025%, 2/12/27 (k)	19,950	18,541
(ICE LIBOR USD 1 Month + 3.50%), 5.166%, 2/12/27 (k)	10,243	9,558
Asurion LLC, 2nd Lien Term Loan B3
(ICE LIBOR USD 1 Month + 5.25%), 6.916%, 1/31/28 (k)	1,418	1,218
Asurion LLC, 2nd Lien Term Loan B4
(ICE LIBOR USD 1 Month + 5.25%), 6.916%, 1/20/29 (k)	99,339	84,314
Asurion LLC, New Term Loan B8
(ICE LIBOR USD 1 Month + 3.25%), 4.916%, 12/23/26 (k)	4,348	3,933
Asurion LLC, New Term Loan B9
(ICE LIBOR USD 1 Month + 3.25%), 4.916%, 7/31/27 (k)	33,430	30,171
CCRR Parent, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 6.010%, 3/6/28 (k)	7,229	6,939

		430,381

Thrifts & Mortgage Finance (0.1%)
Cushman & Wakefield U.S. Borrower LLC, Replacement Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 4.416%, 8/21/25 (k)	68,573	64,330

Total Financials		1,057,391

Health Care (1.0%)
Health Care Providers & Services (0.7%)
ADMI Corp., Incremental Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 5.166%, 12/23/27 (k)	21,866	19,964
Aveanna Healthcare LLC, 1st Lien Extended Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 5.345%, 7/17/28 (k)	19,813	17,353
eResearchTechnology, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.50%), 6.166%, 2/4/27 (k)	86,146	79,272
Gainwell Acquisition Corp., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 4.00%), 6.250%, 10/1/27 (k)	56,653	53,608
Global Medical Response, Inc., New Term Loan
(ICE LIBOR USD 1 Month + 4.25%), 5.916%, 3/14/25 (k)	15,188	14,101
Icon plc, Term Loan
(ICE LIBOR USD 3 Month + 2.25%), 4.563%, 7/3/28 (k)	16,975	16,373
Medline Borrower LP, Initial Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 4.916%, 10/23/28 (k)	19,167	17,723
Owens & Minor, Inc. , Term Loan B1
(CME Term SOFR 1 Month + 3.75%), 5.375%, 3/29/29 (k)	12,162	12,025

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Pacific Dental Services LLC, Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 4.759%, 5/5/28 (k)	$14,745	$14,100
Pathway Vet Alliance LLC, 1st Lien Replacement Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 6.000%, 3/31/27 (k)	98,582	91,311
Phoenix Guarantor, Inc., 1st Lien Term Loan B1
(ICE LIBOR USD 1 Month + 3.25%), 4.916%, 3/5/26 (k)	48,750	45,414
Phoenix Guarantor, Inc., 1st Lien Term Loan B3
(ICE LIBOR USD 1 Month + 3.50%), 5.142%, 3/5/26 (k)	88,653	82,872
Phoenix Newco, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 3.25%), 4.310%, 11/15/28 (k)	9,396	8,832
Radiology Partners, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 4.25%), 5.870%, 7/9/25 (k)	130,557	116,441
U.S. Anesthesia Partners, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 4.25%), 5.963%, 10/1/28 (k)	14,810	13,805
U.S. Renal Care, Inc., Initial Term Loan
(ICE LIBOR USD 1 Month + 5.00%), 6.688%, 6/26/26 (k)	120,855	81,464

		684,658

Health Care Technology (0.1%)
athenahealth Group, Inc., Initial Term Loan
(CME Term SOFR 1 Month + 3.50%), 5.009%, 2/15/29 (k)	61,299	56,181

Metals & Mining (0.0%)†
U.S. Radiology Specialists, Inc. (U.S. Outpatient Imaging Services, Inc.), Term Loan
(ICE LIBOR USD 3 Month + 5.25%), 7.563%, 12/15/27 (k)	19,896	17,732

Pharmaceuticals (0.2%)
Bausch Health Cos., Inc., Term Loan
(CME Term SOFR 1 Month + 5.25%), 6.549%, 2/1/27 (k)	40,000	34,195
Jazz Pharmaceuticals, Inc., Initial Dollar Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 5.166%, 5/5/28 (k)	94,961	90,332
Organon & Co., Dollar Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 4.625%, 6/2/28 (k)	56,196	53,901
Perrigo Co. plc, Initial Term Loan B
(CME Term SOFR 1 Month + 2.50%), 4.199%, 4/20/29 (k)	15,432	14,892
PetVet Care Centers LLC, 1st Lien Replacement Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 5.166%, 2/14/25 (k)	8,117	7,637

		200,957

Total Health Care		959,528

Industrials (1.1%)
Aerospace & Defense (0.1%)
Cobham Ultra US Co., Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 0.000%, 11/17/28 (k)	9,775	9,323
Dynasty Acquisition Co., Inc., Term Loan B1
(ICE LIBOR USD 1 Month + 3.50%), 5.166%, 4/6/26 (k)	76,524	70,434
Dynasty Acquisition Co., Inc., Term Loan B2
(ICE LIBOR USD 1 Month + 3.50%), 5.166%, 4/6/26 (k)	41,142	37,868

		117,625

Airlines (0.1%)
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan
(ICE LIBOR USD 3 Month + 4.75%), 5.813%, 4/20/28 (k)	24,868	23,687
Air Canada, Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 4.250%, 8/11/28 (k)	85,648	78,796

		102,483

Commercial Services & Supplies (0.2%)
Allied Universal Holdco LLC, Initial Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 5.416%, 5/12/28 (k)	38,931	35,686
APX Group, Inc., Initial Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 6.130%, 7/10/28 (k)	12,210	11,500
CHG Healthcare Services, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 3.25%), 4.750%, 9/29/28 (k)	8,510	7,978
Pitney Bowes, Inc., Refinancing Tranche Term Loan B
(ICE LIBOR USD 1 Month + 4.00%), 5.670%, 3/17/28 (k)	103,902	98,967
Prime Security Services Borrower LLC, 1st Lien Refinancing Term Loan B1
(ICE LIBOR USD 3 Month + 2.75%), 3.577%, 9/23/26 (k)	55,288	51,556

		205,687

Construction & Engineering (0.1%)
Lummus Technology Holdings V LLC, Refinancing Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 5.166%, 6/30/27 (k)	44,036	40,596

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
USIC Holdings, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 5.166%, 5/12/28 (k)	$25,373	$23,110

		63,706

Electrical Equipment (0.1%)
AZZ, Inc., Initial Term Loan
(CME Term SOFR 1 Month + 4.25%), 5.875%, 5/13/29 (k)	22,866	21,894
TK Elevator Midco GmbH, Term Loan B1
(ICE LIBOR USD 6 Month + 3.50%), 4.019%, 7/30/27 (k)	93,080	87,030

VC GB Holdings I Corp, 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 6.377%, 7/21/28 (k)	2,939	2,559

		111,483

Industrial Conglomerates (0.1%)
Tiger Acquisition LLC, 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 4.916%, 6/1/28 (k)	90,566	80,037

Machinery (0.0%)†
ASP Blade Holdings, Inc., Initial Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 5.666%, 10/13/28 (k)	28,551	24,982
Madison IAQ LLC, Term Loan
(ICE LIBOR USD 3 Month + 3.25%), 4.524%, 6/21/28 (k)	17,689	16,079

		41,061

Road & Rail (0.3%)
Avis Budget Car Rental LLC, New Tranche Term Loan B
(ICE LIBOR USD 1 Month + 1.75%), 3.420%, 8/6/27 (k)	152,145	143,112
First Student Bidco, Inc., Term Loan B
(ICE LIBOR USD 3 Month + 3.00%), 5.232%, 7/21/28 (k)	9,994	8,963
First Student Bidco, Inc., Term Loan C
(ICE LIBOR USD 3 Month + 3.00%), 5.232%, 7/21/28 (k)	3,708	3,325
Kenan Advantage Group, Inc., (The U.S.), Term Loan B1
(ICE LIBOR USD 1 Month + 3.75%), 5.383%, 3/24/26 (k)	88,900	82,344

		237,744

Transportation Infrastructure (0.1%)
United AirLines, Inc., Term Loan B
(ICE LIBOR USD 1 Month + 3.75%), 5.392%, 4/21/28 (k)	108,972	100,581

Total Industrials		1,060,407

Information Technology (1.9%)
Communications Equipment (0.4%)
Commscope, Inc., Initial Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 4.916%, 4/6/26 (k)	97,494	87,500
Global Tel*Link Corp., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.25%), 5.916%, 11/29/25 (k)	361,839	334,362

		421,862

IT Services (0.1%)
Arches Buyer, Inc., Refinancing Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 4.916%, 12/6/27 (k)	19,070	17,354
MH Sub I LLC, 1st Lien New Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 5.416%, 9/13/24 (k)	29,658	27,842
Peraton Corp., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.75%), 5.416%, 2/1/28 (k)	47,966	44,948

		90,144

Software (1.4%)
AI Convoy (Luxembourg) Sarl, Term Loan
(ICE LIBOR USD 6 Month + 3.50%), 5.052%, 1/18/27 (k)	17	16
Aptean Acquiror, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 4.25%), 5.916%, 4/23/26 (k)	99,278	94,438
Atlas Purchaser, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 5.25%), 6.621%, 5/8/28 (k)	102,395	83,964
Barracuda Networks, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 5.982%, 2/12/25 (k)	33,185	32,811
(CME Term SOFR 1 Month + 4.50%), 0.000%, 5/17/29 (k)	43,367	40,982
Cloudera, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 5.416%, 10/8/28 (k)	17,653	16,196
Cloudera, Inc., 2nd Lien Term Loan
(ICE LIBOR USD 1 Month + 6.00%), 7.666%, 10/8/29 (k)	7,541	6,561
Cornerstone OnDemand, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 5.416%, 10/16/28 (k)	32,650	29,140
DCert Buyer, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 5.666%, 10/16/26 (k)	39,296	37,070
ECi Macola/MAX Holding LLC, 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 6.000%, 11/9/27 (k)	28,526	26,886

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Epicor Software Corp., Term Loan C
(ICE LIBOR USD 1 Month + 3.25%), 4.916%, 7/30/27 (k)	$19,899	$18,667
FINThrive Software Intermediate Holdings, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 5.666%, 12/18/28 (k)	16,357	15,233
Genesys Cloud Services Holdings I LLC, Initial Dollar Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 5.666%, 12/1/27 (k)	19,114	18,216
GoTo Group, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.75%), 6.345%, 8/31/27 (k)	132,823	102,606
Hyland Software, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 5.166%, 7/1/24 (k)	24,606	23,720
Idera, Inc., 1st Lien Term Loan B1
(ICE LIBOR USD 1 Month + 3.75%), 5.470%, 3/2/28 (k)	51,362	47,304
IGT Holding IV AB, Term Loan B2
(ICE LIBOR USD 3 Month + 3.40%), 5.650%, 3/31/28 (k)	43,407	40,260
Ivanti Software, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 4.25%), 5.848%, 12/1/27 (k)	79,650	67,902
LaserShip, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 4.50%), 7.377%, 5/7/28 (k)	16,874	15,145
Magenta Buyer LLC, 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 4.75%), 6.230%, 7/27/28 (k)	67,792	60,900
McAfee Corp., Tranche Term Loan B1
(CME Term SOFR 1 Month + 4.00%), 5.699%, 3/1/29 (k)	20,779	18,794
Mitchell International, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 5.345%, 10/15/28 (k)	98,753	89,330
MPH Acquisition Holdings LLC, Initial Term Loan
(ICE LIBOR USD 3 Month + 4.25%), 5.825%, 9/1/28 (k)	25,418	23,368
Polaris Newco LLC, 1st Lien Dollar Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 5.666%, 6/2/28 (k)	58,639	54,003
Quest Software U.S. Holdings, Inc., 1st Lien Term Loan
(CME Term SOFR 3 Month + 4.25%), 5.474%, 2/1/29 (k)	66,232	58,670
Red Planet Borrower LLC, Initial Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 5.416%, 10/2/28 (k)	17,947	15,793
Rocket Software, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 4.25%), 5.916%, 11/28/25 (k)	136,302	126,533
Sovos Compliance LLC, 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 4.50%), 6.166%, 8/11/28 (k)	7,810	7,342
Sovos Compliance LLC, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.50%), 6.152%, 8/11/28 (k)	1,356	1,274
UKG, Inc., 1st Lien Incremental Term Loan
(ICE LIBOR USD 3 Month + 3.25%), 5.535%, 5/4/26 (k)	20,700	19,406
Vision Solutions, Inc. (Precisely Software, Inc.), 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 4.00%), 5.184%, 4/24/28 (k)	87,150	78,653

Waystar Technologies, Inc., 1st Lien Initial Term Loan (ICE LIBOR USD 1 Month + 4.00%), 5.666%, 10/22/26 (k)	48,875	46,065

		1,317,248

Total Information Technology		1,829,254

Materials (0.8%)
Chemicals (0.4%)
ASP Unifrax Holdings, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 6.000%, 12/12/25 (k)	49,714	43,749
CPC Acquisition Corp., 1st Lien Initial Term Loan
(ICE LIBOR USD 3 Month + 3.75%), 6.000%, 12/29/27 (k)	41,493	36,133
Cyanco Intermediate 2 Corp., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 5.166%, 3/16/25 (k)	46,975	43,686
Hexion Holdings Corp., 1st Lien Initial Term Loan
(CME Term SOFR 3 Month + 4.50%), 5.924%, 3/15/29 (k)	43,745	38,988
INEOS Styrolution Group GmbH, Tranche Dollar Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 4.416%, 1/29/26 (k)	78,336	73,733
LSF11 A5 Holdco LLC, Term Loan
(CME Term SOFR 1 Month + 3.50%), 5.140%, 10/15/28 (k)	3,936	3,673
PMHC II, Inc., Initial Term Loan
(CME Term SOFR 3 Month + 4.25%), 5.287%, 4/23/29 (k)	27,219	23,583
SCIH Salt Holdings, Inc., 1st Lien Incremental Term Loan B1
(ICE LIBOR USD 3 Month + 4.00%), 4.750%, 3/16/27 (k)	75,929	67,704
Sparta U.S. Holdco LLC, 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 4.620%, 8/2/28 (k)	18,964	17,992

		349,241

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Construction Materials (0.0%)†
QUIKRETE Holdings, Inc., 1st Lien Term Loan B1 (ICE LIBOR USD 1 Month + 3.00%), 4.666%, 6/11/28 (k)	$20,000	$18,850

Containers & Packaging (0.3%)
Charter Next Generation, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 5.416%, 12/1/27 (k)	7,071	6,643
Kleopatra Finco Sarl, Term Loan B
(ICE LIBOR USD 6 Month + 4.75%), 5.554%, 2/12/26 (k)	176,126	148,386
Mauser Packaging Solutions Holding Co., Initial Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 5.037%, 4/3/24 (k)	79,581	74,687
Pre-Paid Legal Services, Inc., 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 5.416%, 12/15/28 (k)	20,584	19,169

		248,885

Metals & Mining (0.1%)
U.S. Silica Co., Term Loan (ICE LIBOR USD 1 Month + 4.00%), 5.688%, 5/1/25 (k)	98,898	94,973

Total Materials		711,949

Utilities (0.0%)†
Electric Utilities (0.0%)†
Astoria Energy LLC, Advance Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.166%, 12/10/27 (k)	3,639	3,410

Total Utilities		3,410

Total Loan Participations		8,417,696

Mortgage-Backed Securities (3.5%)
FHLMC UMBS 4.000%, 6/1/52	1,041,371	1,029,281
FNMA UMBS 2.500%, 6/1/27	15,687	15,271
4.500%, 5/1/48	229,428	234,824
3.500%, 6/1/48	47,289	46,188
3.000%, 9/1/48	131,082	124,416
3.000%, 11/1/48	315,725	298,978
4.000%, 2/1/49	248,417	249,356
3.000%, 9/1/51	205,104	192,077
FNMA/FHLMC UMBS, 30 Year, Single Family 3.500%, 7/25/52 TBA	1,000,000	962,969

GNMA 3.500%, 9/20/47	142,345	139,969

Total Mortgage-Backed Securities		3,293,329

Municipal Bonds (0.8%)
Metropolitan Transportation Authority, Revenue Refunding Bonds, Series 2020E 4.000%, 11/15/45	150,000	134,610
New Jersey Transportation Trust Fund Authority Transportation System Bonds, Series 2019B 4.131%, 6/15/42	105,000	91,187
New York State Urban Development Corporation State Sales Tax Revenue Bonds, Series 2019B 3.142%, 7/1/43	95,000	80,263
San Bernardino Community College District Election of 2018 General Obligation Bonds, Series A-1 3.271%, 8/1/39	65,000	56,689
State of Illinois, General Obligation Bonds 5.100%, 6/1/33	195,000	196,187
State of Ohio Taxable Hospital Refunding Revenue Bonds, Series 2019G 3.276%, 1/1/42	60,000	49,580
Texas State University System Revenue Financing System Refunding Bonds, Taxable Series 2019B 3.289%, 3/15/40	55,000	46,588
University of Pittsburgh - of The Commonwealth System of Higher Education Taxable University Refunding Bonds, Series 2017C 3.005%, 9/15/41	160,000	129,437

Total Municipal Bonds		784,541

Supranational (0.6%)
African Export-Import Bank (The) 3.994%, 9/21/29§	400,000	342,000
Banque Ouest Africaine de Developpement 5.000%, 7/27/27§	200,000	180,171

Total Supranational		522,171

U.S. Treasury Obligations (20.3%)
U.S. Treasury Bonds 3.000%, 11/15/44	567,000	528,550
3.000%, 2/15/47	500,000	470,156
3.000%, 2/15/48	500,000	474,688
U.S. Treasury Inflation Linked Notes 0.625%, 1/15/26 TIPS	1,034,221	1,047,229
U.S. Treasury Notes 1.750%, 1/31/23	1,200,000	1,194,000
2.750%, 5/31/23	1,000,000	998,659
2.250%, 1/31/24	2,100,000	2,077,629
2.750%, 2/15/24	2,300,000	2,293,082
2.625%, 3/31/25	2,000,000	1,981,269
2.875%, 4/30/25	2,000,000	1,993,281
2.125%, 5/31/26	1,400,000	1,354,030
2.250%, 2/15/27	618,700	597,336
1.125%, 2/28/27	2,500,000	2,293,359
2.375%, 5/15/27	2,200,000	2,132,625

Total U.S. Treasury Obligations		19,435,893

Total Long-Term Debt Securities (96.9%) (Cost $104,101,501)		92,578,685

	Number of Shares	Value (Note 1)
PREFERRED STOCK:
Consumer Discretionary (0.0%)†
Hotels, Restaurants & Leisure (0.0%)†
24 Hour Fitness United States, Inc.,
Series A 0.000%	9,850	7,387
		—

Total Preferred Stock (0.0%)†
(Cost $13,308)		7,387

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (0.0%)†
Media (0.0%)†
Clear Channel Outdoor Holdings, Inc.*	$4,912	$5,256
iHeartMedia, Inc., Class A*	1,980	15,622
iHeartMedia, Inc., Class B(r)*	33	297

		21,175

Total Communication Services		21,175

Consumer Discretionary (0.0%)†
Hotels, Restaurants & Leisure (0.0%)†
24 Hour Fitness Worldwide, Inc.*	4,164	1,562

Total Consumer Discretionary		1,562

Energy (0.3%)
Energy Equipment & Services (0.1%)
Weatherford International plc*	3,258	68,972

Oil, Gas & Consumable Fuels (0.2%)
Amplify Energy Corp.*	97	634
Birch Permian Holdings, Inc.*	9,349	186,980
Riviera Resources, Inc. (r)*	1,571	—

		187,614

Total Energy		256,586

Total Common Stocks (0.3%) (Cost $283,011)		279,323

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Battalion Oil Corp., expiring 10/8/22*	802	—

Total Energy		—

Materials (0.0%)†
Paper & Forest Products (0.0%)†
Verso Corp., expiring 7/25/23*	140	1,197

Total Materials		1,197

Total Warrants (0.0%)† (Cost $1,015)		1,197

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (4.1%)
Deutsche Bank Securities, Inc., 1.45%, dated 6/30/22, due 7/1/22, repurchase price $3,862,039, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $3,939,121. (xx)	$3,861,884	3,861,884
TD Prime Services LLC, 1.65%, dated 6/30/22, due 7/1/22, repurchase price $100,005, collateralized by various Common Stocks; total market value $110,777. (xx)	100,000	100,000

Total Repurchase Agreements		3,961,884

Total Short-Term Investments (4.1%) (Cost $3,961,884)		3,961,884

Total Investments in Securities (101.3%) (Cost $108,360,719)		96,828,476
Other Assets Less Liabilities (-1.3%)		(1,261,791)

Net Assets (100%)		$95,566,685

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2022, the market value of these securities amounted to $38,347,465 or 40.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2022. Maturity date disclosed is the ultimate maturity date.
(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2022.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2022.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2022, the market value of these securities amounted to $1,479,342 or 1.5% of net assets.

(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $4,040,317. This was collateralized by $182,572 of various U.S. Government Treasury Securities, ranging from 0.125% – 3.125%, maturing 7/31/22 – 8/15/48 and by cash of $3,961,884 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2022.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

CME	—	Chicago Mercantile Exchange
CLO	—	Collateralized Loan Obligation
COP	—	Colombian Peso
DOP	—	Dominican Peso
EUR	—	European Currency Unit
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
KRW	—	Korean (South) Won
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-in Kind Security
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STACR	—	Structured Agency Credit Risk
TBA	—	To Be Announced; Security is subject to delayed delivery
TIPS	—	Treasury Inflation Protected Security
UMBS	—	Uniform Mortgage-Backed Securities
USD	—	United States Dollar

Country Diversification As a Percentage of Total Net Assets
Argentina	0.1%
Belgium	0.2
Brazil	0.9
Canada	0.8
Cayman Islands	5.8
Chile	0.4
China	2.0
Colombia	1.2
Dominican Republic	0.5
France	1.1
Germany	0.2
Hong Kong	0.1
India	0.5
Indonesia	1.1
Ireland	0.6
Israel	0.6
Italy	0.2
Luxembourg	0.3
Macau	0.5
Mexico	1.3
Netherlands	0.6
Paraguay	0.1
Peru	0.2
Philippines	0.4
Romania	0.1
Saudi Arabia	0.2
South Africa	0.2
Spain	0.3
Supranational	0.5
Switzerland	0.5
Turkey	0.6
United Arab Emirates	0.2
United Kingdom	1.4
United States	77.6
Cash and Other	(1.3)

100.0%

Futures contracts outstanding as of June 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	18	9/2022	USD	3,780,281	(24,765)
U.S. Treasury 5 Year Note	10	9/2022	USD	1,122,500	3,054
U.S. Treasury Ultra Bond	3	9/2022	USD	463,031	(10,223)

					(31,934)

Short Contracts
U.S. Treasury 10 Year Note	(10)	9/2022	USD	(1,185,313)	18,765
U.S. Treasury 10 Year Ultra Note	(2)	9/2022	USD	(254,750)	4,654
U.S. Treasury Long Bond	(9)	9/2022	USD	(1,247,625)	15,362

					38,781

					6,847

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Forward Foreign Currency Contracts outstanding as of June 30, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,411,392	EUR	1,291,440	JPMorgan Chase Bank	7/18/2022	56,870
USD	189,036	KRW	240,000,000	JPMorgan Chase Bank**	7/26/2022	4,139
USD	347,455	COP	1,400,000,000	JPMorgan Chase Bank**	9/1/2022	13,651

Total unrealized appreciation						74,660

EUR	361,000	USD	386,787	JPMorgan Chase Bank	7/18/2022	(8,153)
KRW	240,000,000	USD	193,691	JPMorgan Chase Bank**	7/26/2022	(8,793)

Total unrealized depreciation						(16,946)

Net unrealized appreciation						57,714

**	Non-deliverable forward.

Centrally Cleared Credit default swap contracts outstanding — buy protection as of June 30, 2022 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/ Received	Maturity Date	Implied Credit Spread (%)	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North American High Yield Index Series 38-V2	5.00	Quarterly	6/20/2027	5.75	USD 1,650,000	(73,183)	118,268	45,085

						(73,183)	118,268	45,085

Centrally Cleared Credit default swap contracts outstanding — sell protection as of June 30, 2022 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/ Received	Maturity Date	Implied Credit Spread (%)	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North American Emerging Markets Index Series 37-V1	1.00	Quarterly	6/20/2027	3.39	USD 80,000	(4,604)	(3,422)	(8,026)

						(4,604)	(3,422)	(8,026)

Total Centrally Cleared Credit default swap contracts outstanding						(77,787)	114,846	37,059

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)		Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Asset-Backed Securities	$—	$7,100,277		$—		$7,100,277
Centrally Cleared Credit Default Swaps	—	118,268		—		118,268
Collateralized Mortgage Obligations	—	6,805,252		—		6,805,252
Commercial Mortgage-Backed Securities	—	507,385		—		507,385
Common Stocks
Communication Services	20,878	—		297		21,175
Consumer Discretionary	—	1,562		—		1,562
Energy	69,606	186,980		—	(b)	256,586
Corporate Bonds
Communication Services	—	4,097,971		—		4,097,971
Consumer Discretionary	—	5,075,144		—		5,075,144
Consumer Staples	—	2,037,793		—		2,037,793
Energy	—	5,560,756		—		5,560,756
Financials	—	4,884,421		—		4,884,421
Health Care	—	2,935,428		—		2,935,428
Industrials	—	4,974,322		—		4,974,322
Information Technology	—	2,075,061		—		2,075,061
Materials	—	4,438,929		—		4,438,929
Real Estate	—	1,633,943		—		1,633,943
Utilities	—	3,961,900		—		3,961,900
Foreign Government Securities	—	4,036,473		—		4,036,473
Forward Currency Contracts	—	74,660		—		74,660
Futures	41,835	—		—		41,835
Loan Participations
Communication Services	—	1,154,217		—		1,154,217
Consumer Discretionary	—	1,411,221		—		1,411,221
Consumer Staples	—	212,252		—		212,252
Energy	—	18,067		—		18,067
Financials	—	1,057,391		—		1,057,391
Health Care	—	959,528		—		959,528
Industrials	—	1,060,407		—		1,060,407
Information Technology	—	1,829,254		—		1,829,254
Materials	—	711,949		—		711,949
Utilities	—	3,410		—		3,410
Mortgage-Backed Securities	—	3,293,329		—		3,293,329
Municipal Bonds	—	784,541		—		784,541
Preferred Stock
Consumer Discretionary	—	7,387		—		7,387
Short-Term Investments
Repurchase Agreements	—	3,961,884		—		3,961,884
Supranational	—	522,171		—		522,171
U.S. Treasury Obligations	—	19,435,893		—		19,435,893
Warrants
Energy	—	—	(b)	—		—	(b)
Materials	—	1,197		—		1,197

Total Assets	$132,319	$96,930,623		$297		$97,063,239

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)	Total

Liabilities:
Centrally Cleared Credit Default Swaps	$—	$(3,422)	$—	$(3,422)
Forward Currency Contracts	—	(16,946)	—	(16,946)
Futures	(34,988)	—	—	(34,988)

Total Liabilities	$(34,988)	$(20,368)	$—	$(55,356)

Total	$97,331	$96,910,255	$297	$97,007,883

(a)	A security with a market value of $297 transferred from Level 1 to Level 3 at the end of the period due to inactive trading activity.
(b)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$41,835	*
Foreign exchange contracts	Receivables	74,660
Credit contracts	Receivables	118,268	**

Total		$234,763

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(34,988	)*
Foreign exchange contracts	Payables	(16,946)
Credit contracts	Payables	(3,422	)**

Total		$(55,356)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.
**

Includes cumulative appreciation/depreciation of centrally cleared swap contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$365,057	$—	$—	$365,057
Foreign exchange contracts	—	99,642	—	99,642
Credit contracts	—	—	(16,490)	(16,490)

Total	$365,057	$99,642	$(16,490)	$448,209

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$84,236	$—	$—	$84,236
Foreign exchange contracts	—	29,966	—	29,966
Credit contracts	—	—	124,923	124,923

Total	$84,236	$29,966	$124,923	$239,125

^ The Portfolio held forward foreign currency contracts for hedging, futures contracts and swaps contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $3,095,000, futures contracts with an average notional balance of approximately $7,965,000 and swaps contracts with an average notional balance of approximately $2,460,000 during the six months ended June 30, 2022.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2022:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
JPMorgan Chase Bank	$74,660	$(16,946)	$—	$57,714

Total	$74,660	$(16,946)	$—	$57,714

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
JPMorgan Chase Bank	$16,946	$(16,946)	$—	$—

Total	$16,946	$(16,946)	$—	$—

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$13,095,407
Long-term U.S. government debt securities	14,094,047

$27,189,454

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$27,620,358
Long-term U.S. government debt securities	1,004,684

$28,625,042

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$503,086
Aggregate gross unrealized depreciation	(11,965,246)

Net unrealized depreciation	$(11,462,160)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$108,392,256

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $104,398,835)	$92,866,592
Repurchase Agreements (Cost $3,961,884)	3,961,884
Cash	2,386,404
Cash held as collateral at broker for swaps	106,426
Cash held as collateral at broker for futures	27,514
Dividends, interest and other receivables	885,670
Receivable for securities sold	405,313
Unrealized appreciation on forward foreign currency contracts	74,660
Receivable for Portfolio shares sold	21,285
Variation Margin on Centrally Cleared Swaps	14,737
Due from broker for futures variation margin	6,847
Securities lending income receivable	2,398
Other assets	1,185

Total assets	100,760,915

LIABILITIES
Payable for return of collateral on securities loaned	3,961,884
Payable for forward settling transactions	940,156
Payable for securities purchased	133,816
Payable for Portfolio shares redeemed	48,061
Investment management fees payable	31,269
Distribution fees payable – Class IB	20,001
Unrealized depreciation on forward foreign currency contracts	16,946
Administrative fees payable	7,387
Unrealized depreciation on unfunded commitments	1,713
Accrued expenses	32,997

Total liabilities	5,194,230

NET ASSETS	$95,566,685

Net assets were comprised of:
Paid in capital	$108,341,412
Total distributable earnings (loss)	(12,774,727)

Net assets	$95,566,685

Class IB
Net asset value, offering and redemption price per share, $95,566,685 / 10,373,063 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.21

(x)	Includes value of securities on loan of $4,040,317.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Interest (net of $42 foreign withholding tax)	$1,990,044
Dividends	51,033
Securities lending (net)	15,698

Total income	2,056,775

EXPENSES
Investment management fees	303,798
Distribution fees – Class IB	128,728
Administrative fees	47,116
Professional fees	39,952
Custodian fees	30,018
Printing and mailing expenses	9,796
Trustees’ fees	1,610
Miscellaneous	13,558

Gross expenses	574,576
Less: Waiver from investment manager	(97,873)

Net expenses	476,703

NET INVESTMENT INCOME (LOSS)	1,580,072

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(3,287,907)
Futures contracts	365,057
Forward foreign currency contracts	99,642
Foreign currency transactions	(7,884)
Swaps	(16,490)

Net realized gain (loss)	(2,847,582)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(11,503,933)
Futures contracts	84,236
Forward foreign currency contracts	29,966
Foreign currency translations	1,117
Swaps	124,923
Unfunded commitments	(1,729)

Net change in unrealized appreciation (depreciation)	(11,265,420)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(14,113,002)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(12,532,930)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,580,072	$3,324,247
Net realized gain (loss)	(2,847,582)	1,705,098
Net change in unrealized appreciation (depreciation)	(11,265,420)	(3,721,222)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(12,532,930)	1,308,123

Distributions to shareholders:
Class IB	—	(4,672,773)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 423,552 and 1,552,854 shares, respectively ]	4,184,110	16,696,830
Capital shares issued in reinvestment of dividends and distributions [ 0 and 451,182 shares, respectively ]	—	4,672,773
Capital shares repurchased [ (854,671) and (1,833,281) shares, respectively ]	(8,382,071)	(19,696,455)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(4,197,961)	1,673,148

TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,730,891)	(1,691,502)
NET ASSETS:
Beginning of period	112,297,576	113,989,078

End of period	$95,566,685	$112,297,576

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,						October 22, 2018* to December 31, 2018
Class IB			2021		2020		2019
Net asset value, beginning of period	$10.39		$10.72		$10.52		$10.22		$10.42

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15		0.31		0.28		0.39		0.07
Net realized and unrealized gain (loss)	(1.33)		(0.19)		0.24		0.50		(0.20)

Total from investment operations	(1.18)		0.12		0.52		0.89		(0.13)

Less distributions:
Dividends from net investment income	—		(0.33)		(0.32)		(0.44)		(0.07)
Distributions from net realized gains	—		(0.12)		—		(0.15)		—

Total dividends and distributions	—		(0.45)		(0.32)		(0.59)		(0.07)

Net asset value, end of period	$9.21		$10.39		$10.72		$10.52		$10.22

Total return (b)	(11.36)%		1.11%		4.99%		8.75%		(1.22)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$95,567		$112,298		$113,989		$117,337		$111,157
Ratio of expenses to average net assets:
After waivers (a)(f)	0.93	%(j)	0.92	%(j)	0.93	%(j)	0.91	%(j)	0.88	%(j)
Before waivers (a)(f)	1.12%		1.10%		1.13%		1.12%		1.12%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.07%		2.91%		2.67%		3.61%		3.69	%(l)
Before waivers (a)(f)	2.88%		2.73%		2.47%		3.39%		3.45	%(l)
Portfolio turnover rate^	27	%(z)	63%		105%		108%		22	%(z)
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.93% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	Market Value	% of Net Assets
Information Technology	$276,128,693	17.0%
Financials	189,629,799	11.7
Consumer Discretionary	157,227,286	9.7
Health Care	153,231,624	9.5
Industrials	135,594,305	8.4
Communication Services	103,720,037	6.4
Consumer Staples	91,574,179	5.6
Investment Company	74,432,827	4.6
Materials	66,745,136	4.1
Energy	50,235,825	3.1
Real Estate	32,151,799	2.0
Utilities	28,037,461	1.7
Repurchase Agreements	8,157,804	0.5
Cash and Other	255,523,583	15.7

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IA
Actual	$1,000.00	$768.30	$5.07
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.06	5.79
Class IB
Actual	1,000.00	768.10	5.07
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.06	5.79
Class K
Actual	1,000.00	769.10	3.98
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.30	4.54

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.16%, 1.16% and 0.91%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.2%)
Ampol Ltd.	7,417	$174,305
APA Group	36,724	285,496
Aristocrat Leisure Ltd.	18,719	444,567
ASX Ltd.	6,014	339,415
Aurizon Holdings Ltd.	57,725	151,696
Australia & New Zealand Banking Group Ltd.	85,952	1,307,757
BHP Group Ltd. (ASE Stock Exchange)	89,574	2,579,968
BHP Group Ltd. (London Stock Exchange)	64,737	1,810,292
BlueScope Steel Ltd.	15,680	172,024
Brambles Ltd.	42,819	316,298
Cochlear Ltd.	2,046	280,803
Coles Group Ltd.	41,656	512,313
Commonwealth Bank of Australia	52,027	3,247,625
Computershare Ltd.	16,873	287,188
CSL Ltd.	14,722	2,735,471
Dexus (REIT)	33,804	206,977
Domino’s Pizza Enterprises Ltd.	1,885	88,404
Endeavour Group Ltd.	39,384	205,862
Evolution Mining Ltd.	52,460	84,375
Fortescue Metals Group Ltd.	51,327	631,348
Glencore plc*	303,330	1,643,705
Goodman Group (REIT)	50,183	617,333
GPT Group (The) (REIT)	53,223	154,856
IDP Education Ltd. (x)	6,377	104,689
Insurance Australia Group Ltd.	76,726	231,015
Lendlease Corp. Ltd.	21,425	134,804
Lottery Corp. Ltd. (The)*	69,009	215,303
Macquarie Group Ltd.	11,136	1,265,646
Medibank Pvt Ltd.	85,718	192,384
Mineral Resources Ltd.	5,182	175,335
Mirvac Group (REIT)	122,073	166,258
National Australia Bank Ltd.	98,709	1,866,788
Newcrest Mining Ltd.	26,290	373,844
Northern Star Resources Ltd.	34,680	159,929
Orica Ltd.	12,051	130,936
Origin Energy Ltd.	54,818	218,342
Qantas Airways Ltd.*	30,356	93,744
QBE Insurance Group Ltd.	42,674	358,088
Ramsay Health Care Ltd.	5,699	288,216
REA Group Ltd.	1,645	126,814
Reece Ltd.	6,909	65,780
Rio Tinto Ltd.	11,268	807,208
Rio Tinto plc	34,098	2,038,892
Santos Ltd.	96,905	494,016
Scentre Group (REIT)	161,551	288,489
SEEK Ltd.	10,439	151,482
Sonic Healthcare Ltd.	14,129	322,103
South32 Ltd.	137,109	378,490
Stockland (REIT)	74,298	185,190
Suncorp Group Ltd.	39,743	301,357
Telstra Corp. Ltd.	120,632	320,424
Transurban Group	91,992	913,559
Treasury Wine Estates Ltd.	22,455	175,806
Vicinity Centres (REIT)	119,708	151,727
Washington H Soul Pattinson & Co. Ltd.	6,496	105,605
Wesfarmers Ltd.	34,753	1,005,902
Westpac Banking Corp.	106,975	1,440,672
WiseTech Global Ltd.	4,551	118,045
Woodside Energy Group Ltd. (ASE Stock Exchange)	44,594	976,568
Woodside Energy Group Ltd. (London Stock Exchange)	11,698	247,777
Woolworths Group Ltd.	36,953	907,766

		35,777,071

Austria (0.3%)
Erste Group Bank AG	10,005	254,141
Mondi plc (Johannesburg Stock Exchange)	225,195	4,016,423
Mondi plc (London Stock Exchange)	15,113	268,095
OMV AG	4,584	215,274
Verbund AG	2,119	207,446
voestalpine AG	3,612	76,863

		5,038,242

Belgium (0.2%)
Ageas SA/NV	4,962	218,461
Anheuser-Busch InBev SA/NV	26,482	1,428,506
D’ieteren Group	760	111,342
Elia Group SA/NV (x)	1,028	145,826
Groupe Bruxelles Lambert SA (Swiss Stock exchange)	1,486	123,463
Groupe Bruxelles Lambert SA (Turquoise Stock Exchange)	1,805	150,792
KBC Group NV	7,452	418,611
Proximus SADP	4,734	69,796
Sofina SA	479	97,971
Solvay SA	2,109	171,102
UCB SA	3,931	332,938
Umicore SA	6,135	214,448
Warehouses De Pauw CVA (REIT)	4,545	143,005

		3,626,261

Brazil (0.7%)
Cia Brasileira de Aluminio	353,221	785,618
Itau Unibanco Holding SA (Preference)(q)*	808,506	3,506,881
Lojas Renner SA*	702,379	3,029,109
MercadoLibre, Inc.*	3,016	1,920,800
Petroleo Brasileiro SA (Preference)(q)	336,836	1,796,991
StoneCo Ltd., Class A*	49,419	380,526
Yara International ASA	4,900	205,635

		11,625,560

Chile (0.2%)
Antofagasta plc	194,365	2,733,080

China (3.9%)
Airtac International Group*	114,109	3,797,914
BOC Hong Kong Holdings Ltd.	115,000	455,166
Budweiser Brewing Co. APAC Ltd. (m)	53,600	160,765
BYD Co. Ltd., Class H	90,500	3,645,364
China Construction Bank Corp., Class H	7,501,420	5,043,515
China Mengniu Dairy Co. Ltd.*	681,000	3,403,425

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
China Merchants Bank Co. Ltd., Class H	595,000	$4,047,435
China Resources Beer Holdings Co. Ltd.	424,000	3,217,332
China Tourism Group Duty Free Corp. Ltd., Class A*	20,900	730,322
Chow Tai Fook Jewellery Group Ltd.*	62,200	117,032
ESR Group Ltd. (m)*	59,000	159,677
Futu Holdings Ltd. (ADR) (x)*	1,558	81,343
Hua Hong Semiconductor Ltd. (m)*	129,000	465,499
JD.com, Inc., Class A	10,704	346,104
JD.com, Inc. (ADR)	176,429	11,330,270
Jiangsu Hengrui Medicine Co. Ltd., Class A*	187,704	1,041,795
Kweichow Moutai Co. Ltd., Class A	9,647	2,959,208
Li Ning Co. Ltd.	205,500	1,942,510
Meituan, Class B (m)*	65,100	1,645,069
NXP Semiconductors NV	3,491	516,773
Prosus NV*	25,344	1,674,942
Proya Cosmetics Co. Ltd., Class A	40,880	1,009,846
Shenzhou International Group Holdings Ltd.	226,500	2,783,844
Silergy Corp.	22,000	1,754,367
SITC International Holdings Co. Ltd.	40,000	113,338
Sungrow Power Supply Co. Ltd., Class A	70,198	1,033,861
Tencent Holdings Ltd.	182,600	8,292,504
Will Semiconductor Co. Ltd., Class A*	17,200	444,532
Wilmar International Ltd.	59,800	173,996
Xinyi Glass Holdings Ltd.	56,000	134,789
Zijin Mining Group Co. Ltd., Class H	878,000	1,091,349

		63,613,886

Czech Republic (0.1%)
Komercni Banka A/S	77,802	2,194,309

Denmark (1.1%)
Ambu A/S, Class B	30,511	298,191
AP Moller – Maersk A/S, Class A	99	229,548
AP Moller – Maersk A/S, Class B	163	382,840
Carlsberg A/S, Class B	3,066	391,101
Chr Hansen Holding A/S	3,283	239,519
Coloplast A/S, Class B	3,709	423,625
Danske Bank A/S	21,608	306,251
Demant A/S*	3,395	127,440
DSV A/S	5,866	821,349
Genmab A/S*	1,982	642,904
GN Store Nord A/S	3,630	128,051
Novo Nordisk A/S, Class B	110,529	12,267,765
Novozymes A/S, Class B	6,136	369,494
Orsted A/S (m)	5,719	598,010
Pandora A/S	3,105	196,216
ROCKWOOL A/S, Class B	261	59,008
Tryg A/S	10,876	244,369
Vestas Wind Systems A/S	30,953	655,942

		18,381,623

Finland (0.3%)
Elisa OYJ	4,427	248,839
Fortum OYJ	13,823	207,676
Kesko OYJ, Class B	8,577	202,477
Kone OYJ, Class B	10,271	491,128
Neste OYJ	12,770	565,829
Nokia OYJ	163,382	761,063
Nordea Bank Abp (Aquis Stock Exchange)	1,902	16,756
Nordea Bank Abp (Turquoise Stock Exchange)	99,204	873,657
Orion OYJ, Class B	3,302	147,488
Sampo OYJ, Class A	15,519	675,812
Stora Enso OYJ, Class R	17,050	267,705
UPM-Kymmene OYJ	15,970	488,504
Wartsila OYJ Abp	14,734	114,861

		5,061,795

France (4.5%)
Accor SA*	5,288	145,229
Adevinta ASA*	8,280	60,269
Aeroports de Paris*	894	113,894
Air Liquide SA	15,973	2,158,940
Airbus SE	102,334	10,047,950
Alstom SA (x)	9,689	221,785
Amundi SA (m)	1,892	104,733
Arkema SA	1,905	171,683
AXA SA	58,804	1,336,311
BioMerieux	1,289	125,903
BNP Paribas SA	34,115	1,624,315
Bollore SE	27,510	128,339
Bouygues SA	7,111	219,916
Bureau Veritas SA	9,149	234,572
Capgemini SE	4,915	849,946
Carrefour SA	19,326	342,902
Cie de Saint-Gobain	15,511	673,774
Cie Generale des Etablissements Michelin SCA	20,448	562,262
Covivio (REIT)	1,619	90,691
Credit Agricole SA	36,425	333,671
Danone SA	19,800	1,112,738
Dassault Aviation SA	780	121,765
Dassault Systemes SE	43,881	1,625,936
Edenred	7,675	363,684
Eiffage SA	2,593	235,483
Electricite de France SA	16,697	136,667
Engie SA	54,924	637,471
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	3,465	519,717
EssilorLuxottica SA (Turquoise Stock Exchange)	5,282	798,944
Eurazeo SE	1,297	81,030
Gecina SA (REIT)	1,429	134,431
Getlink SE	13,765	243,791
Hermes International	961	1,085,669
Ipsen SA	1,174	110,833
Kering SA	14,992	7,789,222
Klepierre SA (REIT)*	6,424	123,719
La Francaise des Jeux SAEM (m)	2,972	103,538
Legrand SA	8,090	602,094
L’Oreal SA	7,362	2,543,626
LVMH Moet Hennessy Louis Vuitton SE	29,455	18,177,658
Orange SA	62,208	731,556
Pernod Ricard SA	6,359	1,177,914

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Publicis Groupe SA*	6,941	$342,668
Remy Cointreau SA	691	121,689
Renault SA*	5,983	151,417
Safran SA	10,374	1,037,787
Sanofi	34,539	3,492,780
Sartorius Stedim Biotech	857	271,323
SEB SA	744	71,781
Societe Generale SA	24,437	535,940
Sodexo SA	2,754	195,421
Teleperformance	1,767	543,584
Thales SA	3,334	408,970
TotalEnergies SE	75,753	3,993,090
Ubisoft Entertainment SA*	2,883	127,347
Unibail-Rodamco-Westfield (REIT) (x)*	3,577	182,552
Valeo	7,147	139,887
Veolia Environnement SA*	20,088	496,975
Vinci SA	16,417	1,474,911
Vivendi SE	21,384	218,236
Wendel SE	835	70,580
Worldline SA (m)*	7,137	264,018

		72,145,527

Germany (2.3%)
adidas AG	5,283	934,358
Allianz SE (Registered)	12,454	2,377,395
Aroundtown SA (x)	31,542	100,293
BASF SE	28,152	1,225,066
Bayer AG (Registered)	29,829	1,772,246
Bayerische Motoren Werke AG	10,045	773,335
Bayerische Motoren Werke AG (Preference) (q)	1,705	120,787
Bechtle AG	2,550	104,264
Beiersdorf AG	3,137	320,443
Brenntag SE	4,825	314,032
Carl Zeiss Meditec AG	1,253	149,627
Commerzbank AG*	31,184	218,491
Continental AG	3,233	225,298
Covestro AG (m)	6,015	207,887
Daimler Truck Holding AG*	13,830	360,947
Deutsche Bank AG (Registered)	64,431	561,421
Deutsche Boerse AG	5,781	966,897
Deutsche Lufthansa AG (Registered) (x)*	18,604	108,506
Deutsche Post AG (Registered)	30,383	1,138,310
Deutsche Telekom AG (Registered)	98,823	1,962,097
E.ON SE	67,758	568,488
Evonik Industries AG	6,527	139,355
Fresenius Medical Care AG & Co. KGaA	6,066	302,961
Fresenius SE & Co. KGaA	12,535	379,813
GEA Group AG	4,775	164,551
Hannover Rueck SE	1,877	272,303
HeidelbergCement AG	4,331	208,053
HelloFresh SE*	4,880	157,911
Henkel AG & Co. KGaA	3,234	197,915
Henkel AG & Co. KGaA (Preference) (q)	5,579	343,666
Infineon Technologies AG	120,845	2,923,875
KION Group AG	2,246	93,151
Knorr-Bremse AG	2,258	128,825
LEG Immobilien SE	2,081	172,520
Mercedes-Benz Group AG	24,516	1,418,738
Merck KGaA	4,009	676,634
MTU Aero Engines AG	1,664	302,902
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	4,252	999,215
Nemetschek SE	1,797	108,769
Porsche Automobil Holding SE (Preference) (q)	4,528	299,518
Puma SE	3,277	215,815
Rational AG	159	92,451
Rheinmetall AG	1,331	307,350
RWE AG	19,958	735,572
SAP SE	75,721	6,898,385
Sartorius AG (Preference) (q)	744	259,884
Scout24 SE (m)	2,479	127,367
Siemens AG (Registered)	23,282	2,369,586
Siemens Energy AG	13,305	195,122
Siemens Healthineers AG (m)	8,644	439,404
Symrise AG	4,057	441,522
Telefonica Deutschland Holding AG	30,918	88,800
Uniper SE	2,848	42,262
United Internet AG (Registered)	3,019	86,151
Volkswagen AG	1,010	184,067
Volkswagen AG (Preference) (q)	5,633	752,203
Vonovia SE	21,356	658,136
Zalando SE (m)*	1,819	47,579
Zalando SE (Bulgaria Stock Exchange) (m)*	5,014	131,140

		37,873,659

Hong Kong (0.8%)
AIA Group Ltd.	369,600	4,059,742
CK Asset Holdings Ltd.	62,264	441,035
CK Infrastructure Holdings Ltd.	17,500	107,518
CLP Holdings Ltd.	50,500	419,244
Hang Lung Properties Ltd.	63,000	119,574
Hang Seng Bank Ltd.	23,700	418,744
Henderson Land Development Co. Ltd.	39,474	148,578
HK Electric Investments & HK Electric Investments Ltd. (m)	73,500	67,451
HKT Trust & HKT Ltd.	118,260	158,909
Hong Kong & China Gas Co. Ltd.	332,856	358,588
Hong Kong Exchanges & Clearing Ltd.	36,028	1,798,451
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	30,100	148,393
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	6,200	31,177
Jardine Matheson Holdings Ltd.	6,700	351,750
Link REIT (REIT)	64,700	528,409
MTR Corp. Ltd.	48,000	250,860
New World Development Co. Ltd.	47,095	169,996
Power Assets Holdings Ltd.	43,000	270,841
Prudential plc	83,737	1,041,603
Sino Land Co. Ltd.	93,001	137,345
Sun Hung Kai Properties Ltd.	44,500	526,551
Swire Pacific Ltd., Class A	13,500	81,118
Swire Properties Ltd.	36,400	90,493
Techtronic Industries Co. Ltd.	41,500	433,864
WH Group Ltd. (m)	229,466	177,536

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Wharf Real Estate Investment Co. Ltd.	52,100	$248,383

		12,586,153

India (3.4%)
Asian Paints Ltd.	49,988	1,709,464
Bajaj Auto Ltd.	54,496	2,570,582
DLF Ltd.	1,758,791	6,979,580
Eicher Motors Ltd.	34,926	1,238,792
Gland Pharma Ltd. (m)*	31,669	1,085,273
HDFC Bank Ltd. (ADR)	74,102	4,072,646
Hindalco Industries Ltd.	646,657	2,780,338
Housing Development Finance Corp. Ltd.	78,986	2,177,272
ICICI Bank Ltd.	556,650	4,998,019
ICICI Bank Ltd. (ADR)	221,869	3,935,956
ICICI Prudential Life Insurance Co. Ltd. (m)	258,999	1,607,012
Infosys Ltd.	138,580	2,578,908
Infosys Ltd. (ADR)	59,689	1,104,843
Macrotech Developers Ltd. (m)*	50,744	688,640
Mahindra & Mahindra Financial Services Ltd.	690,356	1,536,470
Mahindra & Mahindra Ltd.	167,922	2,328,559
MakeMyTrip Ltd.*	42,435	1,089,731
Max Healthcare Institute Ltd.*	365,043	1,699,279
Reliance Industries Ltd.*	214,319	7,056,860
Shree Cement Ltd.	3,756	905,513
State Bank of India	604,053	3,571,136

		55,714,873

Indonesia (0.4%)
Bank Central Asia Tbk. PT	5,276,600	2,571,160
Bank Mandiri Persero Tbk. PT	3,820,500	2,039,651
Bank Rakyat Indonesia Persero Tbk. PT	3,705,500	1,033,568

		5,644,379

Ireland (0.2%)
AerCap Holdings NV*	4,106	168,100
CRH plc	23,408	810,223
Flutter Entertainment plc (x)*	5,036	509,829
Kerry Group plc, Class A	4,771	457,037
Kingspan Group plc	4,797	288,585
Smurfit Kappa Group plc	7,628	257,404

		2,491,178

Israel (0.2%)
Azrieli Group Ltd.	1,321	92,978
Bank Hapoalim BM	37,550	315,587
Bank Leumi Le-Israel BM	47,137	421,822
Check Point Software Technologies Ltd.*	3,285	400,047
Elbit Systems Ltd.	807	184,976
ICL Group Ltd.	21,497	196,312
Israel Discount Bank Ltd., Class A	36,231	189,690
Kornit Digital Ltd.*	1,414	44,824
Mizrahi Tefahot Bank Ltd.	4,152	138,149
Nice Ltd.*	1,953	376,352
Teva Pharmaceutical Industries Ltd. (ADR)*	34,129	256,650
Tower Semiconductor Ltd.*	3,333	155,714
Wix.com Ltd.*	1,647	107,961
ZIM Integrated Shipping Services Ltd.	2,563	121,050

		3,002,112

Italy (0.6%)
Amplifon SpA	3,875	119,296
Assicurazioni Generali SpA	34,325	549,772
Atlantia SpA	15,422	361,958
Brunello Cucinelli SpA	20,271	918,771
Coca-Cola HBC AG*	6,237	138,486
Davide Campari-Milano NV	16,268	171,767
DiaSorin SpA (x)	734	96,409
Enel SpA	250,149	1,374,917
Eni SpA	76,299	906,416
Ferrari NV	3,798	700,507
FinecoBank Banca Fineco SpA	18,636	224,652
Infrastrutture Wireless Italiane SpA (m)	10,460	106,415
Intesa Sanpaolo SpA	506,229	951,808
Mediobanca Banca di Credito Finanziario SpA	19,331	168,278
Moncler SpA	6,291	271,759
Nexi SpA (m)*	13,678	113,899
Poste Italiane SpA (m)	16,309	153,214
Prysmian SpA	7,929	218,817
Recordati Industria Chimica e Farmaceutica SpA	3,312	144,717
Snam SpA	58,340	306,205
Telecom Italia SpA*	277,848	72,802
Terna – Rete Elettrica Nazionale	43,793	344,198
UniCredit SpA	64,480	618,297

		9,033,360

Japan (6.9%)
Advantest Corp.	5,800	308,180
Aeon Co. Ltd.	19,400	336,771
AGC, Inc. (x)	6,000	211,115
Aisin Corp.	4,600	142,522
Ajinomoto Co., Inc.	14,400	350,415
ANA Holdings, Inc.*	4,400	81,125
Asahi Group Holdings Ltd. (x)	14,200	465,459
Asahi Intecc Co. Ltd.	6,400	96,486
Asahi Kasei Corp.	38,800	296,513
Astellas Pharma, Inc.	56,400	878,749
Azbil Corp.	3,800	99,940
Bandai Namco Holdings, Inc.	6,200	438,046
Bridgestone Corp. (x)	17,200	627,920
Brother Industries Ltd.	6,900	121,402
Canon, Inc. (x)	30,000	682,499
Capcom Co. Ltd.	5,500	133,659
Central Japan Railway Co.	4,500	519,496
Chiba Bank Ltd. (The)	16,500	90,202
Chubu Electric Power Co., Inc.	20,100	202,398
Chugai Pharmaceutical Co. Ltd.	20,200	516,945
Concordia Financial Group Ltd.	33,900	117,479
CyberAgent, Inc.	12,600	125,601
Dai Nippon Printing Co. Ltd.	7,000	151,065
Daifuku Co. Ltd.	3,200	183,274
Dai-ichi Life Holdings, Inc.	30,300	559,361
Daiichi Sankyo Co. Ltd.	53,700	1,355,591
Daikin Industries Ltd.	7,600	1,219,767

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Daito Trust Construction Co. Ltd.	2,000	$172,475
Daiwa House Industry Co. Ltd.	17,500	408,148
Daiwa House REIT Investment Corp. (REIT)	69	156,411
Daiwa Securities Group, Inc.	45,000	201,080
Denso Corp.	13,100	696,814
Dentsu Group, Inc. (x)	6,686	200,969
Disco Corp.	900	212,010
East Japan Railway Co.	9,037	462,383
Eisai Co. Ltd.	7,700	325,118
ENEOS Holdings, Inc.	94,933	358,372
FANUC Corp.	9,218	1,444,856
Fast Retailing Co. Ltd.	1,800	941,292
Fuji Electric Co. Ltd.	3,900	161,745
FUJIFILM Holdings Corp.	11,100	596,035
Fujitsu Ltd.	6,100	763,550
GLP J-REIT (REIT)	128	156,443
GMO Payment Gateway, Inc.	1,200	84,597
Hakuhodo DY Holdings, Inc.	6,400	58,788
Hamamatsu Photonics KK	4,300	167,190
Hankyu Hanshin Holdings, Inc.	7,100	193,753
Hikari Tsushin, Inc.	600	61,553
Hirose Electric Co. Ltd.	949	125,318
Hitachi Construction Machinery Co. Ltd.	3,200	70,946
Hitachi Ltd.	29,340	1,390,165
Hitachi Metals Ltd.*	6,700	101,309
Honda Motor Co. Ltd.	50,000	1,209,477
Hoshizaki Corp. (x)	3,400	101,429
Hoya Corp.	11,300	965,979
Hulic Co. Ltd. (x)	8,400	65,062
Ibiden Co. Ltd.	3,300	92,229
Idemitsu Kosan Co. Ltd.	5,839	140,258
Iida Group Holdings Co. Ltd.	4,600	70,854
Inpex Corp.	31,900	344,283
Isuzu Motors Ltd.	17,200	189,636
Ito En Ltd.	1,700	76,118
ITOCHU Corp.	36,100	976,320
Itochu Techno-Solutions Corp.	2,900	70,711
Japan Airlines Co. Ltd.*	4,688	82,133
Japan Exchange Group, Inc.	15,800	228,187
Japan Metropolitan Fund Invest (REIT)	218	169,906
Japan Post Bank Co. Ltd.	10,800	84,001
Japan Post Holdings Co. Ltd.	75,000	535,863
Japan Post Insurance Co. Ltd.	5,300	84,822
Japan Real Estate Investment Corp. (REIT)	39	179,381
Japan Tobacco, Inc. (x)	36,000	622,681
JFE Holdings, Inc.	15,300	160,935
JSR Corp.	5,500	142,844
Kajima Corp.	14,000	160,753
Kakaku.com, Inc.	3,700	61,099
Kansai Electric Power Co., Inc. (The)	21,900	216,979
Kao Corp.	14,500	585,171
KDDI Corp.	49,400	1,562,107
Keio Corp.	3,200	114,591
Keisei Electric Railway Co. Ltd.	3,599	99,284
Keyence Corp.	23,172	7,930,144
Kikkoman Corp.	4,500	239,004
Kintetsu Group Holdings Co. Ltd.	5,300	164,915
Kirin Holdings Co. Ltd. (x)	25,600	403,462
Kobayashi Pharmaceutical Co. Ltd. (x)	1,500	92,485
Kobe Bussan Co. Ltd.	3,900	95,468
Koei Tecmo Holdings Co. Ltd.	1,740	56,212
Koito Manufacturing Co. Ltd.	3,300	104,833
Komatsu Ltd.	28,200	627,759
Konami Group Corp.	2,900	160,613
Kose Corp. (x)	1,000	91,054
Kubota Corp. (x)	31,900	477,108
Kurita Water Industries Ltd.	3,100	112,757
Kyocera Corp.	9,900	529,912
Kyowa Kirin Co. Ltd.	8,400	188,952
Lasertec Corp. (x)	2,300	271,567
Lixil Corp.	8,300	155,548
M3, Inc.	13,700	394,161
Makita Corp.	7,000	174,674
Marubeni Corp.	48,400	436,905
Mazda Motor Corp.	17,660	144,618
McDonald’s Holdings Co. Japan Ltd. (x)	2,110	76,816
Meiji Holdings Co. Ltd.	3,744	183,814
Minebea Mitsumi, Inc.	11,300	192,665
MISUMI Group, Inc.	8,800	185,725
Mitsubishi Chemical Group Corp.	39,900	216,321
Mitsubishi Corp.	38,300	1,138,863
Mitsubishi Electric Corp.	59,000	631,515
Mitsubishi Estate Co. Ltd.	35,100	509,704
Mitsubishi HC Capital, Inc.	20,500	94,631
Mitsubishi Heavy Industries Ltd.	10,000	350,019
Mitsubishi UFJ Financial Group, Inc.	364,500	1,950,255
Mitsui & Co. Ltd.	42,700	942,935
Mitsui Chemicals, Inc.	5,700	121,529
Mitsui Fudosan Co. Ltd.	28,500	613,292
Mitsui OSK Lines Ltd. (x)	10,500	241,153
Mizuho Financial Group, Inc.	73,153	831,842
MonotaRO Co. Ltd.	7,800	116,013
MS&AD Insurance Group Holdings, Inc.	13,807	423,305
Murata Manufacturing Co. Ltd.	130,809	7,084,680
NEC Corp.	7,600	295,460
Nexon Co. Ltd. (x)	15,100	309,384
NGK Insulators Ltd.	8,000	107,880
Nidec Corp.	63,712	3,939,544
Nihon M&A Center Holdings, Inc.	9,400	100,130
Nintendo Co. Ltd.	3,400	1,469,454
Nippon Building Fund, Inc. (REIT) (x)	46	228,882
Nippon Express Holdings, Inc.	2,300	125,015
Nippon Paint Holdings Co. Ltd. (x)	22,100	164,898
Nippon Prologis REIT, Inc. (REIT)	64	157,408
Nippon Sanso Holdings Corp.	4,700	74,987
Nippon Shinyaku Co. Ltd.	1,500	91,273
Nippon Steel Corp.	24,691	344,625
Nippon Telegraph & Telephone Corp.	36,436	1,046,158
Nippon Yusen KK	5,000	343,002
Nissan Chemical Corp.	3,800	175,261
Nissan Motor Co. Ltd.	72,200	281,415
Nisshin Seifun Group, Inc.	6,180	72,355
Nissin Foods Holdings Co. Ltd.	2,000	138,074
Nitori Holdings Co. Ltd.	2,500	237,335
Nitto Denko Corp.	4,300	278,531

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Nomura Holdings, Inc.	88,900	$325,160
Nomura Real Estate Holdings, Inc.	3,500	85,831
Nomura Real Estate Master Fund, Inc. (REIT)	132	164,825
Nomura Research Institute Ltd.	9,954	265,090
NTT Data Corp.	19,600	269,133
Obayashi Corp.	20,200	146,741
Obic Co. Ltd.	2,000	283,127
Odakyu Electric Railway Co. Ltd.	9,300	125,195
Oji Holdings Corp.	25,300	109,689
Olympus Corp.	37,700	758,176
Omron Corp.	31,500	1,601,878
Ono Pharmaceutical Co. Ltd.	11,500	295,234
Open House Group Co. Ltd.	2,500	99,576
Oracle Corp. (BMV Mexico Stock Exchange)	1,100	63,528
Oriental Land Co. Ltd.	6,000	835,605
ORIX Corp.	36,500	612,732
Osaka Gas Co. Ltd.	11,700	224,711
Otsuka Corp.	3,500	103,392
Otsuka Holdings Co. Ltd.	12,100	429,902
Pan Pacific International Holdings Corp. (x)	12,800	204,373
Panasonic Holdings Corp.	66,500	537,955
Persol Holdings Co. Ltd.	5,500	100,109
Rakuten Group, Inc.	27,000	121,914
Recruit Holdings Co. Ltd.	44,000	1,297,533
Renesas Electronics Corp.*	35,600	321,180
Resona Holdings, Inc.	61,105	228,922
Ricoh Co. Ltd.	17,500	136,131
Rohm Co. Ltd.	2,700	186,983
SBI Holdings, Inc.	7,560	148,053
SCSK Corp.	4,800	80,827
Secom Co. Ltd.	6,500	401,797
Seiko Epson Corp.	8,700	123,202
Sekisui Chemical Co. Ltd.	11,700	160,274
Sekisui House Ltd.	19,000	332,531
Seven & i Holdings Co. Ltd.	22,900	887,707
SG Holdings Co. Ltd.	10,000	168,834
Sharp Corp.	6,699	51,847
Shimadzu Corp.	7,400	234,215
Shimano, Inc.	2,300	389,065
Shimizu Corp.	17,200	95,139
Shin-Etsu Chemical Co. Ltd.	11,500	1,298,229
Shionogi & Co. Ltd.	8,200	414,520
Shiseido Co. Ltd. (x)	12,100	486,142
Shizuoka Bank Ltd. (The)	13,900	83,518
SMC Corp.	1,700	758,602
SoftBank Corp.	87,200	967,833
SoftBank Group Corp.	37,000	1,429,914
Sompo Holdings, Inc.	9,281	409,456
Sony Group Corp.	38,400	3,138,195
Square Enix Holdings Co. Ltd.	2,700	119,674
Subaru Corp.	19,100	339,784
SUMCO Corp. (x)	10,700	137,685
Sumitomo Chemical Co. Ltd.	46,400	181,134
Sumitomo Corp.	34,900	477,329
Sumitomo Electric Industries Ltd.	23,500	259,897
Sumitomo Metal Mining Co. Ltd.	7,700	241,304
Sumitomo Mitsui Financial Group, Inc.	40,007	1,188,168
Sumitomo Mitsui Trust Holdings, Inc.	10,502	323,570
Sumitomo Realty & Development Co. Ltd.	9,600	253,735
Suntory Beverage & Food Ltd. (x)	4,300	162,649
Suzuki Motor Corp.	11,400	358,673
Sysmex Corp.	5,100	307,296
T&D Holdings, Inc.	16,700	199,594
Taisei Corp.	5,900	183,832
Takeda Pharmaceutical Co. Ltd.	45,890	1,289,627
TDK Corp.	108,600	3,358,599
Terumo Corp.	20,000	603,102
TIS, Inc.	6,700	175,683
Tobu Railway Co. Ltd.	5,900	134,916
Toho Co. Ltd.	3,400	122,991
Tokio Marine Holdings, Inc.	19,100	1,113,044
Tokyo Electric Power Co. Holdings, Inc.*	47,500	198,563
Tokyo Electron Ltd.	4,600	1,492,068
Tokyo Gas Co. Ltd.	11,700	242,066
Tokyu Corp.	15,600	183,848
Toppan, Inc.	8,200	137,097
Toray Industries, Inc.	43,200	242,540
Toshiba Corp. (x)	11,900	483,992
Tosoh Corp.	8,100	100,669
TOTO Ltd.	4,400	145,449
Toyota Industries Corp.	4,500	278,933
Toyota Motor Corp.	323,370	4,980,125
Toyota Tsusho Corp.	6,600	215,737
Trend Micro, Inc.	4,200	204,437
Unicharm Corp.	12,500	418,506
USS Co. Ltd.	6,800	117,545
Welcia Holdings Co. Ltd.	2,900	58,104
West Japan Railway Co.	6,500	239,263
Yakult Honsha Co. Ltd.	4,000	230,921
Yamaha Corp.	4,200	172,877
Yamaha Motor Co. Ltd. (x)	8,700	159,546
Yamato Holdings Co. Ltd.	9,100	145,434
Yaskawa Electric Corp.	7,400	238,664
Yokogawa Electric Corp.	6,500	106,642
Z Holdings Corp.	82,600	241,653
ZOZO, Inc.	4,000	72,159

		112,588,341

Jordan (0.0%)†
Hikma Pharmaceuticals plc	5,341	105,170

Luxembourg (0.0%)†
ArcelorMittal SA	18,627	422,954
Eurofins Scientific SE	4,123	325,947

		748,901

Macau (0.0%)†
Galaxy Entertainment Group Ltd.	63,000	376,995
Sands China Ltd.*	75,587	184,574

		561,569

Malta (0.0%)
BGP Holdings plc (r)*	796,081	—

Mexico (0.5%)
Grupo Financiero Banorte SAB de CV, Class O	823,461	4,602,651

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Wal-Mart de Mexico SAB de CV	1,167,808	$4,018,614

		8,621,265

Netherlands (1.6%)
ABN AMRO Bank NV (CVA) (m)	13,166	148,021
Adyen NV (m)*	662	973,151
Aegon NV	55,694	242,745
Akzo Nobel NV	5,550	366,681
Argenx SE*	1,427	529,081
ASM International NV	1,462	369,210
ASML Holding NV	16,680	8,050,234
ASML Holding NV (Registered) (NYRS)	3,040	1,446,675
Euronext NV (m)	2,618	214,501
EXOR NV	3,376	211,886
Heineken Holding NV	3,305	241,740
Heineken NV	7,848	718,733
IMCD NV	1,741	240,534
ING Groep NV	119,663	1,187,599
JDE Peet’s NV	3,068	87,586
Koninklijke Ahold Delhaize NV	32,492	846,798
Koninklijke DSM NV	5,357	773,860
Koninklijke KPN NV	104,725	373,566
Koninklijke Philips NV	27,010	586,048
NN Group NV	8,731	399,328
OCI NV	3,219	106,146
Randstad NV	3,722	181,511
Shell plc	232,473	6,066,495
Universal Music Group NV	21,384	432,046
Wolters Kluwer NV	8,095	787,494

		25,581,669

New Zealand (0.1%)
Auckland International Airport Ltd.*	38,801	173,774
Fisher & Paykel Healthcare Corp. Ltd.	17,951	223,633
Mercury NZ Ltd.	18,569	65,518
Meridian Energy Ltd.	39,738	115,978
Spark New Zealand Ltd.	57,640	172,773
Xero Ltd.*	4,108	218,573

		970,249

Norway (0.2%)
Aker BP ASA (x)	9,651	333,499
DNB Bank ASA	27,657	497,749
Equinor ASA	30,256	1,052,468
Gjensidige Forsikring ASA	5,811	118,017
Kongsberg Gruppen ASA	2,732	98,295
Mowi ASA	12,641	288,401
Norsk Hydro ASA	41,858	235,965
Orkla ASA	23,377	187,117
Salmar ASA	1,800	126,996
Telenor ASA	20,314	270,604

		3,209,111

Panama (0.2%)
Copa Holdings SA, Class A*	53,418	3,385,099

Poland (0.2%)
Dino Polska SA (m)*	17,410	1,242,972
LPP SA	1,327	2,673,643

		3,916,615

Portugal (0.2%)
EDP – Energias de Portugal SA	81,585	381,303
Galp Energia SGPS SA, Class B	261,491	3,065,210
Jeronimo Martins SGPS SA	7,835	170,298

		3,616,811

Singapore (0.4%)
Ascendas REIT (REIT)	102,115	209,590
CapitaLand Integrated Commercial Trust (REIT)	153,269	239,586
Capitaland Investment Ltd.	73,400	202,108
City Developments Ltd.	11,200	65,762
DBS Group Holdings Ltd.	56,000	1,198,647
Genting Singapore Ltd.	188,257	97,720
Grab Holdings Ltd., Class A (x)*	33,095	83,730
Keppel Corp. Ltd.	45,300	211,793
Mapletree Commercial Trust (REIT)	67,100	88,463
Mapletree Logistics Trust (REIT)	96,799	117,175
Oversea-Chinese Banking Corp. Ltd.	104,578	858,708
Sea Ltd. (ADR)*	10,955	732,451
Singapore Airlines Ltd.*	41,750	153,479
Singapore Exchange Ltd.	25,000	170,422
Singapore Technologies Engineering Ltd.	43,300	127,403
Singapore Telecommunications Ltd.	256,100	466,731
STMicroelectronics NV	21,167	672,962
United Overseas Bank Ltd.	36,767	696,076
UOL Group Ltd.	14,743	78,156
Venture Corp. Ltd.	8,000	95,902

		6,566,864

South Africa (0.9%)
Anglo American Platinum Ltd.	36,814	3,231,004
Anglo American plc (Johannesburg Stock Exchange)	157,788	5,654,441
Anglo American plc (London stock Exchange)	39,005	1,392,670
Capitec Bank Holdings Ltd.	32,406	3,956,790

		14,234,905

South Korea (1.3%)
Delivery Hero SE (m)(x)*	5,000	187,427
KB Financial Group, Inc.	64,529	2,395,898
Kia Corp.	21,736	1,296,798
LG Chem Ltd.	3,174	1,263,083
NAVER Corp.	5,141	953,801
Samsung Electronics Co. Ltd.	229,616	10,058,250
Samsung SDI Co. Ltd.	4,180	1,715,428
SK Hynix, Inc.	44,942	3,143,517

		21,014,202

Spain (0.7%)
Acciona SA	754	139,334
ACS Actividades de Construccion y Servicios SA (x)	6,809	165,188
Aena SME SA (m)*	2,169	275,856
Amadeus IT Group SA*	13,634	766,017
Banco Bilbao Vizcaya Argentaria SA	202,738	920,163
Banco Santander SA	531,509	1,498,830
CaixaBank SA	138,363	481,496
Cellnex Telecom SA (m)	16,585	646,091
EDP Renovaveis SA (x)	8,969	211,926

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Enagas SA (x)	7,747	$171,120
Endesa SA (x)	10,055	189,744
Ferrovial SA	14,382	366,747
Grifols SA*	9,230	174,588
Iberdrola SA (x)	177,952	1,846,574
Industria de Diseno Textil SA	33,110	749,857
Naturgy Energy Group SA	4,444	128,007
Red Electrica Corp. SA (x)	13,473	255,086
Repsol SA (x)	43,992	647,776
Siemens Gamesa Renewable Energy SA*	7,420	140,083
Telefonica SA*	5,248	26,739
Telefonica SA (SIGMA X MTF Stock Exchange)	162,705	829,271

		10,630,493

Sweden (1.3%)
Alfa Laval AB	9,144	220,667
Assa Abloy AB, Class B	198,244	4,242,410
Atlas Copco AB, Class A	500,940	4,687,538
Atlas Copco AB, Class B	46,760	391,638
Boliden AB	8,053	256,147
Electrolux AB, Class B (x)	7,020	94,554
Embracer Group AB (x)*	19,518	148,985
Epiroc AB, Class A	20,663	319,395
Epiroc AB, Class B	12,138	164,164
EQT AB (x)	8,886	184,719
Essity AB, Class B	18,153	473,953
Evolution AB (m)	5,587	508,691
Fastighets AB Balder, Class B*	20,004	95,924
Getinge AB, Class B	6,988	161,619
H & M Hennes & Mauritz AB, Class B (x)	22,732	271,776
Hexagon AB, Class B	61,300	637,408
Holmen AB, Class B (x)	2,866	116,352
Husqvarna AB, Class B	12,854	94,593
Industrivarden AB, Class A	4,026	90,694
Industrivarden AB, Class C	4,970	110,645
Indutrade AB	8,346	152,407
Investment AB Latour, Class B	4,608	91,230
Investor AB, Class A (x)	15,235	273,745
Investor AB, Class B	55,844	919,074
Kinnevik AB, Class B*	7,529	121,443
L E Lundbergforetagen AB, Class B	2,221	90,381
Lifco AB, Class B	7,122	114,516
Nibe Industrier AB, Class B	46,250	347,687
Sagax AB, Class B	5,809	107,280
Sandvik AB	32,581	528,926
Securitas AB, Class B	9,746	84,615
Skandinaviska Enskilda Banken AB, Class A	50,616	497,359
Skanska AB, Class B	10,666	163,665
SKF AB, Class B	11,878	175,000
Svenska Cellulosa AB SCA, Class B	17,463	261,090
Svenska Handelsbanken AB, Class A	45,511	389,269
Swedbank AB, Class A	28,198	356,760
Swedish Match AB	46,910	479,006
Swedish Orphan Biovitrum AB*	5,161	111,699
Tele2 AB, Class B	15,589	177,620
Telefonaktiebolaget LM Ericsson, Class B	89,464	667,730
Telia Co. AB	83,070	318,273
Volvo AB, Class A	6,233	100,402
Volvo AB, Class B	46,108	714,704
Volvo Car AB, Class B (x)*	18,208	120,890

		20,636,643

Switzerland (1.7%)
ABB Ltd. (Registered)	50,179	1,341,087
Adecco Group AG (Registered)	4,823	164,060
Alcon, Inc.	15,168	1,059,550
Bachem Holding AG (Registered), Class B	945	65,685
Baloise Holding AG (Registered)	1,286	211,094
Barry Callebaut AG (Registered)	111	248,601
Chocoladefabriken Lindt & Spruengli AG	32	325,476
Chocoladefabriken Lindt & Spruengli AG (Registered)	4	419,401
Cie Financiere Richemont SA (Registered)	16,000	1,703,937
Clariant AG (Registered)*	6,089	116,098
Credit Suisse Group AG (Registered)	78,183	445,175
EMS-Chemie Holding AG (Registered)	221	164,643
Geberit AG (Registered)	1,081	519,935
Givaudan SA (Registered)	280	989,579
Holcim AG*	16,937	725,459
Julius Baer Group Ltd.	6,567	303,397
Kuehne + Nagel International AG (Registered)	1,673	396,091
Logitech International SA (Registered)	5,388	280,507
Lonza Group AG (Registered)	5,068	2,702,379
Novartis AG (Registered)	66,934	5,662,074
Partners Group Holding AG	698	629,670
Schindler Holding AG	1,267	231,292
Schindler Holding AG (Registered)	626	112,652
SGS SA (Registered)	188	430,650
Sika AG (Registered)	4,445	1,025,440
Sonova Holding AG (Registered)	1,647	524,523
Straumann Holding AG (Registered)	3,220	387,343
Swatch Group AG (The)	901	213,797
Swatch Group AG (The) (Registered)	1,422	63,183
Swiss Life Holding AG (Registered)	956	466,085
Swiss Prime Site AG (Registered)	2,365	207,559
Swisscom AG (Registered)	806	446,143
TE Connectivity Ltd.	4,369	494,352
Temenos AG (Registered)	2,079	177,436
UBS Group AG (Registered)	107,454	1,734,538
VAT Group AG(m)	825	197,008
Vifor Pharma AG	1,334	231,272
Zur Rose Group AG*	4,532	340,176
Zurich Insurance Group AG	4,612	2,007,391

		27,764,738

Taiwan (1.7%)
ASE Technology Holding Co. Ltd.	401,282	1,033,667
CTBC Financial Holding Co. Ltd.	2,778,000	2,360,384
Delta Electronics, Inc.	626,000	4,637,558
Taiwan Semiconductor Manufacturing Co. Ltd.	698,133	11,118,903
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	94,062	7,689,568

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Voltronic Power Technology Corp.	13,000	$631,092

		27,471,172

Thailand (0.1%)
Ngern Tid Lor PCL	1,420,246	1,176,869

United Kingdom (3.3%)
3i Group plc	28,812	389,240
abrdn plc	68,559	133,581
Admiral Group plc	6,002	164,045
Ashtead Group plc	13,757	577,113
Associated British Foods plc	11,088	214,348
AstraZeneca plc	47,248	6,193,351
Auto Trader Group plc (m)	30,072	203,353
AVEVA Group plc	3,561	97,308
Aviva plc	87,826	429,072
BAE Systems plc	96,743	978,472
Barclays plc	510,919	956,520
Barratt Developments plc	31,695	176,672
Berkeley Group Holdings plc*	3,528	160,076
BP plc	595,035	2,802,548
British American Tobacco plc	66,816	2,863,566
British Land Co. plc (The) (REIT)	27,402	149,273
BT Group plc	212,307	481,767
Bunzl plc	9,779	323,839
Burberry Group plc	12,599	252,044
CK Hutchison Holdings Ltd.	80,764	549,259
CNH Industrial NV	31,850	369,663
Coca-Cola Europacific Partners plc	5,944	306,771
Compass Group plc	54,681	1,119,476
Croda International plc	4,320	340,677
DCC plc	3,068	191,703
Diageo plc	70,677	3,049,134
Entain plc*	18,209	276,306
Experian plc	28,425	833,281
Farfetch Ltd., Class A*	96,291	689,444
Halma plc	11,800	290,889
Hargreaves Lansdown plc	11,072	106,296
HSBC Holdings plc	621,583	4,055,105
Imperial Brands plc	28,248	631,370
Informa plc*	46,754	301,306
InterContinental Hotels Group plc	5,685	301,401
Intertek Group plc	4,667	239,149
J Sainsbury plc	51,928	128,992
JD Sports Fashion plc*	80,275	112,901
Johnson Matthey plc	6,024	141,374
Just Eat Takeaway.com NV (m)*	5,582	89,256
Kingfisher plc	60,028	178,532
Land Securities Group plc (REIT)	21,924	177,343
Legal & General Group plc	178,629	521,432
Linde plc	6,776	1,948,303
Lloyds Banking Group plc	2,150,825	1,109,425
London Stock Exchange Group plc	10,100	938,887
M&G plc	80,922	191,793
Melrose Industries plc	136,091	248,495
National Grid plc	111,235	1,425,506
NatWest Group plc	173,872	462,528
Next plc	4,145	295,947
Ocado Group plc*	14,139	134,468
Pearson plc	20,825	190,213
Persimmon plc	9,283	210,723
Phoenix Group Holdings plc	22,878	164,568
Reckitt Benckiser Group plc	21,643	1,625,628
RELX plc (London Stock Exchange)	17,482	472,083
RELX plc (Turquoise Stock Exchange)	41,772	1,133,901
Rentokil Initial plc	57,716	333,589
Rolls-Royce Holdings plc*	260,442	263,389
Sage Group plc (The)	31,545	243,974
Schroders plc	3,869	125,981
Segro plc (REIT)	37,069	440,803
Severn Trent plc	7,435	246,203
Smith & Nephew plc	26,094	364,823
Smiths Group plc	12,392	211,322
Spirax-Sarco Engineering plc	2,287	275,258
SSE plc	32,361	639,780
St James’s Place plc	16,751	225,132
Standard Chartered plc	79,147	596,755
Taylor Wimpey plc	113,469	161,296
Tesco plc	233,757	727,066
Unilever plc (Cboe Europe)	57,126	2,600,772
Unilever plc (London Stock Exchange)	21,177	963,853
United Utilities Group plc	21,224	263,627
Vodafone Group plc	826,784	1,275,433
Whitbread plc	6,282	189,785
WPP plc	36,176	363,541

		53,612,098

United States (36.5%)
3M Co.	7,663	991,669
A O Smith Corp.	1,878	102,689
Abbott Laboratories	23,573	2,561,206
AbbVie, Inc.	23,814	3,647,352
ABIOMED, Inc.*	615	152,219
Accenture plc, Class A	8,527	2,367,522
Activision Blizzard, Inc.	10,624	827,185
Adobe, Inc.*	30,329	11,102,234
Advance Auto Parts, Inc.	806	139,511
Advanced Micro Devices, Inc.*	21,789	1,666,205
AES Corp. (The)	9,149	192,220
Aflac, Inc.	8,050	445,406
Agilent Technologies, Inc.	33,405	3,967,512
Air Products and Chemicals, Inc.	2,975	715,428
Akamai Technologies, Inc.*	2,156	196,907
Alaska Air Group, Inc.*	1,627	65,161
Albemarle Corp.	1,570	328,099
Alexandria Real Estate Equities, Inc. (REIT)	2,022	293,251
Align Technology, Inc.*	952	225,310
Allegion plc	1,174	114,935
Alliant Energy Corp.	3,424	200,681
Allstate Corp. (The)	3,661	463,959
Alphabet, Inc., Class C*	3,713	8,122,002
Alphabet, Inc., Class A*	15,856	34,554,347
Altria Group, Inc.	24,188	1,010,333
Amazon.com, Inc.*	137,039	14,554,912
Amcor plc	19,545	242,944
Ameren Corp.	3,455	312,194
American Airlines Group, Inc. (x)*	8,453	107,184
American Electric Power Co., Inc.	6,914	663,329
American Express Co.	8,165	1,131,832
American International Group, Inc.	10,665	545,301
American Tower Corp. (REIT)	6,256	1,598,971

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
American Water Works Co., Inc.	2,397	$356,602
Ameriprise Financial, Inc.	1,484	352,717
AmerisourceBergen Corp.	2,078	293,995
AMETEK, Inc.	3,104	341,099
Amgen, Inc.	7,192	1,749,814
Amphenol Corp., Class A	8,037	517,422
Analog Devices, Inc.	75,865	11,083,118
ANSYS, Inc.*	1,186	283,798
Aon plc, Class A	2,831	763,464
APA Corp.	4,554	158,935
Apple, Inc.	207,003	28,301,450
Applied Materials, Inc.	24,892	2,264,674
Aptiv plc*	3,707	330,182
Archer-Daniels-Midland Co.	7,664	594,726
Arista Networks, Inc.*	2,989	280,189
Arthur J Gallagher & Co.	2,882	469,881
Assurant, Inc.	728	125,835
AT&T, Inc.	96,465	2,021,906
Atmos Energy Corp.	1,861	208,618
Autodesk, Inc.*	2,952	507,626
Automatic Data Processing, Inc.	5,636	1,183,785
AutoZone, Inc.*	267	573,815
AvalonBay Communities, Inc. (REIT)	1,862	361,693
Avantor, Inc.*	137,636	4,280,480
Avery Dennison Corp.	1,065	172,392
Baker Hughes Co.	12,592	363,531
Ball Corp.	4,346	298,874
Bank of America Corp.	95,382	2,969,242
Bank of New York Mellon Corp. (The)	10,161	423,815
Bath & Body Works, Inc.	3,036	81,729
Baxter International, Inc.	6,891	442,609
Becton Dickinson and Co.	3,821	941,991
Berkshire Hathaway, Inc., Class B*	24,357	6,649,948
Best Buy Co., Inc.	2,659	173,340
Biogen, Inc.*	1,943	396,255
Bio-Rad Laboratories, Inc., Class A*	274	135,630
Bio-Techne Corp.	504	174,707
BlackRock, Inc.‡	1,914	1,165,702
Boeing Co. (The)*	7,487	1,023,623
Booking Holdings, Inc.*	544	951,451
BorgWarner, Inc.	3,030	101,111
Boston Properties, Inc. (REIT)	1,962	174,579
Boston Scientific Corp.*	46,467	1,731,825
Bristol-Myers Squibb Co.	28,663	2,207,051
Broadcom, Inc.	5,497	2,670,498
Broadridge Financial Solutions, Inc.	1,613	229,933
Brown & Brown, Inc.	3,013	175,778
Brown-Forman Corp., Class B	2,429	170,419
Cadence Design Systems, Inc.*	3,719	557,962
Caesars Entertainment, Inc.*	2,907	111,338
Camden Property Trust (REIT)	1,415	190,289
Campbell Soup Co.	2,557	122,864
Capital One Financial Corp.	5,292	551,373
Cardinal Health, Inc.	3,670	191,831
CarMax, Inc.*	2,167	196,070
Carnival Corp. (x)*	10,982	94,994
Carrier Global Corp.	11,479	409,341
Catalent, Inc.*	2,445	262,324
Caterpillar, Inc.	7,181	1,283,676
Cboe Global Markets, Inc.	1,437	162,654
CBRE Group, Inc., Class A*	4,397	323,663
CDW Corp.	1,867	294,165
Celanese Corp.	1,511	177,709
Centene Corp.*	7,830	662,496
CenterPoint Energy, Inc.	8,711	257,671
Ceridian HCM Holding, Inc.*	1,886	88,793
CF Industries Holdings, Inc.	2,730	234,043
CH Robinson Worldwide, Inc.	1,635	165,740
Charles River Laboratories International, Inc.*	5,644	1,207,647
Charles Schwab Corp. (The)	20,385	1,287,924
Charter Communications, Inc., Class A*	2,590	1,213,493
Chevron Corp.	26,452	3,829,721
Chipotle Mexican Grill, Inc.*	378	494,144
Chubb Ltd.	5,704	1,121,292
Church & Dwight Co., Inc.	3,247	300,867
Cigna Corp.	4,271	1,125,494
Cincinnati Financial Corp.	2,076	247,002
Cintas Corp.	1,174	438,524
Cisco Systems, Inc.	55,927	2,384,727
Citigroup, Inc.	26,144	1,202,363
Citizens Financial Group, Inc.	6,603	235,661
Citrix Systems, Inc.	1,640	159,359
Clorox Co. (The)	1,664	234,591
CME Group, Inc.	4,822	987,063
CMS Energy Corp.	3,803	256,702
Coca-Cola Co. (The)	52,525	3,304,348
Cognizant Technology Solutions Corp., Class A	7,048	475,669
Colgate-Palmolive Co.	11,309	906,303
Comcast Corp., Class A	60,186	2,361,699
Comerica, Inc.	1,797	131,864
Conagra Brands, Inc.	6,723	230,196
ConocoPhillips	17,359	1,559,012
Consolidated Edison, Inc.	4,745	451,249
Constellation Brands, Inc., Class A	2,205	513,897
Constellation Energy Corp.	4,381	250,856
Cooper Cos., Inc. (The)	657	205,720
Copart, Inc.*	2,864	311,202
Corning, Inc.	10,423	328,429
Corteva, Inc.	9,755	528,136
Costco Wholesale Corp.	5,979	2,865,615
Coterra Energy, Inc.	10,622	273,941
Crown Castle International Corp. (REIT)	5,877	989,569
CSX Corp.	29,272	850,644
Cummins, Inc.	1,897	367,126
CVS Health Corp.	17,611	1,631,835
CyberArk Software Ltd.*	1,187	151,888
Danaher Corp.	12,906	3,271,929
Darden Restaurants, Inc.	1,713	193,775
Datadog, Inc., Class A*	5,638	536,963
DaVita, Inc.*	854	68,286
Deere & Co.	3,763	1,126,906
Delta Air Lines, Inc.*	8,588	248,794
Dentsply Sirona, Inc.	2,814	100,544
Devon Energy Corp.	8,263	455,374
Dexcom, Inc.*	5,392	401,866
Diamondback Energy, Inc.	2,198	266,288
Digital Realty Trust, Inc. (REIT)	3,808	494,393
Discover Financial Services	3,725	352,310

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
DISH Network Corp., Class A*	3,522	$63,149
Dollar General Corp.	3,053	749,328
Dollar Tree, Inc.*	3,018	470,355
Dominion Energy, Inc.	10,869	867,455
Domino’s Pizza, Inc.	508	197,973
Dover Corp.	1,951	236,695
Dow, Inc.	9,872	509,494
DR Horton, Inc.	4,428	293,089
DTE Energy Co.	2,540	321,945
Duke Energy Corp.	10,445	1,119,808
Duke Realty Corp. (REIT)	5,276	289,916
Dun & Bradstreet Holdings, Inc.*	26,300	395,289
DuPont de Nemours, Inc.	6,882	382,502
DXC Technology Co.*	3,099	93,931
Eastman Chemical Co.	1,757	157,726
Eaton Corp. plc	5,348	673,795
eBay, Inc.	7,537	314,067
Ecolab, Inc.	5,711	878,123
Edison International	5,255	332,326
Edwards Lifesciences Corp.*	8,377	796,569
Electronic Arts, Inc.	3,763	457,769
Elevance Health, Inc.	3,229	1,558,251
Eli Lilly and Co.	10,610	3,440,080
Emerson Electric Co.	7,970	633,934
Enphase Energy, Inc.*	1,797	350,846
Entergy Corp.	2,779	313,027
EOG Resources, Inc.	7,949	877,888
EPAM Systems, Inc.*	7,178	2,115,931
Equifax, Inc.	27,233	4,977,648
Equinix, Inc. (REIT)	1,229	807,478
Equity Residential (REIT)	4,491	324,340
Essex Property Trust, Inc. (REIT)	910	237,974
Estee Lauder Cos., Inc. (The), Class A	3,119	794,316
Etsy, Inc.*	1,756	128,557
Everest Re Group Ltd.	556	155,836
Evergy, Inc.	3,123	203,776
Eversource Energy	4,613	389,660
Exelon Corp.	13,143	595,641
Expedia Group, Inc.*	2,057	195,065
Expeditors International of Washington, Inc.	2,346	228,641
Extra Space Storage, Inc. (REIT)	1,833	311,830
Exxon Mobil Corp.	56,673	4,853,476
F5, Inc.*	809	123,809
FactSet Research Systems, Inc.	516	198,438
Fastenal Co.	7,888	393,769
Federal Realty OP LP (REIT)	965	92,389
FedEx Corp.	3,207	727,059
Ferguson plc	6,678	747,744
Fidelity National Information Services, Inc.	22,114	2,027,190
Fifth Third Bancorp	9,469	318,158
First Republic Bank	2,361	340,456
FirstEnergy Corp.	7,763	298,022
Fiserv, Inc.*	7,830	696,635
FleetCor Technologies, Inc.*	1,041	218,724
FMC Corp.	1,733	185,448
Ford Motor Co.	53,860	599,462
Fortinet, Inc.*	8,865	501,582
Fortive Corp.	4,845	263,471
Fortune Brands Home & Security, Inc.	1,643	98,383
Fox Corp., Class A	3,977	127,900
Fox Corp., Class B	1,998	59,341
Franklin Resources, Inc. (x)	3,792	88,392
Freeport-McMoRan, Inc.	19,355	566,327
Garmin Ltd.	1,973	193,847
Gartner, Inc.*	1,089	263,353
Generac Holdings, Inc.*	862	181,520
General Dynamics Corp.	3,093	684,326
General Electric Co.	14,940	951,230
General Mills, Inc.	8,094	610,692
General Motors Co.*	19,893	631,802
Genuine Parts Co.	1,886	250,838
Gilead Sciences, Inc.	16,831	1,040,324
Global Payments, Inc.	3,821	422,755
Globant SA*	15,250	2,653,500
Globe Life, Inc.	1,186	115,599
Goldman Sachs Group, Inc. (The)	4,624	1,373,420
GSK plc	155,326	3,339,883
Halliburton Co.	12,056	378,076
Hartford Financial Services Group, Inc. (The)	4,450	291,163
Hasbro, Inc.	1,837	150,414
HCA Healthcare, Inc.	3,063	514,768
Healthpeak Properties, Inc. (REIT)	7,141	185,023
Henry Schein, Inc.*	1,840	141,202
Hershey Co. (The)	1,947	418,917
Hess Corp.	3,791	401,619
Hewlett Packard Enterprise Co.	17,635	233,840
Hilton Worldwide Holdings, Inc.	3,740	416,786
Hologic, Inc.*	3,393	235,135
Home Depot, Inc. (The)	13,912	3,815,644
Honeywell International, Inc.	9,132	1,587,233
Hormel Foods Corp.	3,759	178,026
Host Hotels & Resorts, Inc. (REIT)	9,388	147,204
Howmet Aerospace, Inc.	5,159	162,251
HP, Inc.	14,150	463,837
Humana, Inc.	1,695	793,379
Huntington Bancshares, Inc.	19,533	234,982
Huntington Ingalls Industries, Inc.	555	120,890
IDEX Corp.	1,040	188,895
IDEXX Laboratories, Inc.*	2,810	985,551
Illinois Tool Works, Inc.	3,833	698,564
Illumina, Inc.*	9,332	1,720,447
Incyte Corp.*	2,520	191,444
Ingersoll Rand, Inc.	5,323	223,992
Intel Corp.	55,049	2,059,383
Intercontinental Exchange, Inc.	7,539	708,968
International Business Machines Corp.	12,128	1,712,352
International Flavors & Fragrances, Inc.	3,481	414,657
International Paper Co.	4,884	204,298
Interpublic Group of Cos., Inc. (The)	5,252	144,588
Intuit, Inc.	36,785	14,178,410
Intuitive Surgical, Inc.*	10,680	2,143,583
Invesco Ltd.	4,393	70,859
IQVIA Holdings, Inc.*	12,603	2,734,725
Iron Mountain, Inc. (REIT)	3,876	188,722
J M Smucker Co. (The)	1,472	188,431
Jack Henry & Associates, Inc.	1,004	180,740

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Jacobs Engineering Group, Inc.	1,788	$227,308
James Hardie Industries plc (CHDI)	13,767	301,550
JB Hunt Transport Services, Inc.	1,146	180,461
Johnson & Johnson	35,426	6,288,469
Johnson Controls International plc	9,428	451,413
JPMorgan Chase & Co.	39,541	4,452,712
Juniper Networks, Inc.	4,078	116,223
Kellogg Co.	3,306	235,850
Keurig Dr Pepper, Inc.	9,931	351,458
KeyCorp	13,001	224,007
Keysight Technologies, Inc.*	2,429	334,838
Kimberly-Clark Corp.	4,519	610,743
Kimco Realty Corp. (REIT)	8,171	161,541
Kinder Morgan, Inc.	26,697	447,442
KLA Corp.	2,022	645,180
Kraft Heinz Co. (The)	9,666	368,661
Kroger Co. (The)	8,724	412,907
L3Harris Technologies, Inc.	2,578	623,103
Laboratory Corp. of America Holdings	1,286	301,387
Lam Research Corp.	2,409	1,026,595
Lamb Weston Holdings, Inc.	2,035	145,421
Las Vegas Sands Corp.*	4,762	159,956
Leidos Holdings, Inc.	1,810	182,285
Lennar Corp., Class A	3,447	243,255
Lincoln National Corp.	2,058	96,253
Live Nation Entertainment, Inc.*	1,842	152,112
LKQ Corp.	3,488	171,226
Lockheed Martin Corp.	3,188	1,370,712
Loews Corp.	2,531	149,987
Lowe’s Cos., Inc.	8,901	1,554,738
Lumen Technologies, Inc. (x)	12,748	139,081
LyondellBasell Industries NV, Class A	3,467	303,224
M&T Bank Corp.	2,379	379,189
Marathon Oil Corp.	9,527	214,167
Marathon Petroleum Corp.	7,283	598,735
MarketAxess Holdings, Inc.	520	133,125
Marriott International, Inc., Class A	10,579	1,438,850
Marsh & McLennan Cos., Inc.	6,775	1,051,819
Martin Marietta Materials, Inc.	814	243,581
Marvell Technology, Inc.	63,373	2,758,627
Masco Corp.	3,233	163,590
Mastercard, Inc., Class A	11,541	3,640,955
Match Group, Inc.*	3,798	264,683
McCormick & Co., Inc. (Non-Voting)	3,410	283,882
McDonald’s Corp.	9,956	2,457,937
McKesson Corp.	1,957	638,393
Medtronic plc	18,041	1,619,180
Merck & Co., Inc.	34,045	3,103,883
Meta Platforms, Inc., Class A*	84,637	13,647,716
MetLife, Inc.	9,205	577,982
Mettler-Toledo International, Inc.*	308	353,821
MGM Resorts International	4,472	129,464
Microchip Technology, Inc.	7,458	433,161
Micron Technology, Inc.	15,025	830,582
Microsoft Corp.	113,514	29,153,801
Mid-America Apartment Communities, Inc. (REIT)	1,548	270,389
Moderna, Inc.*	4,624	660,538
Mohawk Industries, Inc.*	640	79,418
Molina Healthcare, Inc.*	783	218,935
Molson Coors Beverage Co., Class B	2,564	139,764
Mondelez International, Inc., Class A	18,629	1,156,675
Monolithic Power Systems, Inc.	600	230,424
Monster Beverage Corp.*	5,041	467,301
Moody’s Corp.	2,170	590,175
Morgan Stanley	18,840	1,432,970
Mosaic Co. (The)	4,721	222,973
Motorola Solutions, Inc.	2,257	473,067
MSCI, Inc.	1,090	449,243
Nasdaq, Inc.	1,537	234,454
Nestle SA (Registered)	85,998	10,089,386
NetApp, Inc.	2,864	186,847
Netflix, Inc.*	5,957	1,041,701
Newell Brands, Inc.	4,573	87,070
Newmont Corp.	10,700	638,469
News Corp., Class A	5,419	84,428
News Corp., Class B	1,487	23,628
NextEra Energy, Inc.	26,505	2,053,077
Nielsen Holdings plc	4,709	109,343
NIKE, Inc., Class B	37,344	3,816,557
NiSource, Inc.	5,506	162,372
Nordson Corp.	762	154,259
Norfolk Southern Corp.	3,217	731,192
Northern Trust Corp.	2,788	268,986
Northrop Grumman Corp.	1,969	942,304
NortonLifeLock, Inc.	8,005	175,790
Norwegian Cruise Line Holdings Ltd. (x)*	6,359	70,712
NRG Energy, Inc.	3,116	118,938
Nucor Corp.	3,536	369,194
NVIDIA Corp.	62,191	9,427,534
NVR, Inc.*	39	156,161
Occidental Petroleum Corp.	12,120	713,626
Old Dominion Freight Line, Inc.	1,234	316,250
Omnicell, Inc.*	8,937	1,016,584
Omnicom Group, Inc.	2,732	173,783
ON Semiconductor Corp.*	5,850	294,313
ONEOK, Inc.	5,966	331,113
Oracle Corp. (Moscow Stock Exchange)	21,141	1,477,122
O’Reilly Automotive, Inc. (x)*	882	557,212
Organon & Co.	3,173	107,089
Otis Worldwide Corp.	5,702	402,960
PACCAR, Inc.	4,605	379,176
Packaging Corp. of America	1,278	175,725
Paramount Global, Class B (x)	8,499	209,755
Parker-Hannifin Corp.	1,724	424,190
Paychex, Inc.	4,308	490,552
Paycom Software, Inc.*	619	173,394
PayPal Holdings, Inc.*	15,632	1,091,739
Penn National Gaming, Inc.*	1,906	57,981
Pentair plc	2,342	107,193
PepsiCo, Inc.	18,643	3,107,042
PerkinElmer, Inc.	1,746	248,316
Pfizer, Inc.	75,581	3,962,712
Phathom Pharmaceuticals, Inc.*	29,456	248,609
Philip Morris International, Inc.	20,926	2,066,233
Phillips 66	6,477	531,049
Pinnacle West Capital Corp.	1,560	114,067
Pioneer Natural Resources Co.	2,998	668,794
PNC Financial Services Group, Inc. (The)‡	5,553	876,097

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Pool Corp.	532	$186,854
PPG Industries, Inc.	3,140	359,028
PPL Corp.	9,888	268,261
Principal Financial Group, Inc.	3,035	202,708
Procter & Gamble Co. (The)	32,301	4,644,561
Progressive Corp. (The)	7,842	911,789
Prologis, Inc. (REIT)	9,929	1,168,147
Prudential Financial, Inc.	5,072	485,289
PTC, Inc.*	1,500	159,510
Public Service Enterprise Group, Inc.	6,754	427,393
Public Storage (REIT)	2,047	640,035
PulteGroup, Inc.	3,179	125,984
PVH Corp.	954	54,283
QIAGEN NV*	6,701	314,698
Qorvo, Inc.*	1,461	137,801
QUALCOMM, Inc.	15,022	1,918,910
Qualtrics International, Inc., Class A*	51,109	639,374
Quanta Services, Inc.	1,912	239,650
Quest Diagnostics, Inc.	1,529	203,326
Ralph Lauren Corp.	617	55,314
Raymond James Financial, Inc.	2,570	229,784
Raytheon Technologies Corp.	20,024	1,924,507
Realty Income Corp. (REIT)	8,099	552,838
Regency Centers Corp. (REIT)	2,029	120,340
Regeneron Pharmaceuticals, Inc.*	1,456	860,685
Regions Financial Corp.	12,195	228,656
Republic Services, Inc.	2,862	374,550
ResMed, Inc.	2,010	421,356
Robert Half International, Inc.	1,479	110,762
Roche Holding AG	21,466	7,165,944
Roche Holding AG CHF 1	815	314,676
Rockwell Automation, Inc.	1,552	309,329
Rollins, Inc.	2,961	103,398
Roper Technologies, Inc.	1,415	558,430
Ross Stores, Inc.	4,710	330,783
Royal Caribbean Cruises Ltd.*	3,045	106,301
S&P Global, Inc.	41,669	14,044,953
Salesforce, Inc.*	13,376	2,207,575
SBA Communications Corp. (REIT)	1,460	467,273
Schlumberger NV	19,119	683,695
Schneider Electric SE	16,512	1,956,147
Seagate Technology Holdings plc	2,690	192,174
Sealed Air Corp.	1,901	109,726
Sempra Energy	4,198	630,833
ServiceNow, Inc.*	2,713	1,290,086
Sherwin-Williams Co. (The)	3,237	724,797
Signature Bank	841	150,716
Simon Property Group, Inc. (REIT)	4,409	418,502
Sinch AB (m)(x)*	15,505	50,277
Skyworks Solutions, Inc.	2,147	198,898
Snap-on, Inc.	710	139,891
SolarEdge Technologies, Inc.*	770	210,734
Southern Co. (The)	14,407	1,027,363
Southwest Airlines Co.*	7,920	286,070
Splunk, Inc.*	13,749	1,216,237
Stanley Black & Decker, Inc.	2,032	213,076
Starbucks Corp.	15,435	1,179,080
State Street Corp.	5,008	308,743
Stellantis NV (Euronext Paris)	39,968	500,617
Stellantis NV (Italian Stock Exchange)	27,033	336,658
STERIS plc	1,386	285,724
Stryker Corp.	4,567	908,513
SVB Financial Group*	810	319,942
Swiss Re AG	9,104	706,015
Synchrony Financial	6,890	190,302
Synopsys, Inc.*	2,059	625,318
Sysco Corp.	6,809	576,790
T. Rowe Price Group, Inc.	3,070	348,783
Take-Two Interactive Software, Inc.*	2,180	267,115
Tapestry, Inc.	3,523	107,522
Target Corp.	6,225	879,157
Teledyne Technologies, Inc.*	626	234,819
Teleflex, Inc.	644	158,327
Tenaris SA	14,242	182,973
Teradyne, Inc.	2,123	190,115
Tesla, Inc.*	11,298	7,608,299
Texas Instruments, Inc.	12,392	1,904,031
Textron, Inc.	2,872	175,393
Thermo Fisher Scientific, Inc.	5,262	2,858,739
TJX Cos., Inc. (The)	15,783	881,481
T-Mobile US, Inc.*	7,981	1,073,764
Tractor Supply Co.	1,527	296,009
Trane Technologies plc	3,134	407,013
TransDigm Group, Inc.*	682	366,009
Travelers Cos., Inc. (The)	3,236	547,305
Trimble, Inc.*	3,364	195,886
Truist Financial Corp.	17,912	849,566
Twitter, Inc.*	10,261	383,659
Tyler Technologies, Inc.*	578	192,173
Tyson Foods, Inc., Class A	3,884	334,257
UDR, Inc. (REIT)	3,936	181,213
Ulta Beauty, Inc.*	684	263,668
Union Pacific Corp.	8,455	1,803,282
United Airlines Holdings, Inc.*	4,552	161,232
United Parcel Service, Inc., Class B	45,929	8,383,880
United Rentals, Inc.*	933	226,635
UnitedHealth Group, Inc.	12,638	6,491,256
Universal Health Services, Inc., Class B	889	89,531
US Bancorp	18,120	833,882
Valero Energy Corp.	5,486	583,052
Ventas, Inc. (REIT)	5,356	275,459
Veracyte, Inc.*	43,459	864,834
VeriSign, Inc.*	1,297	217,027
Verisk Analytics, Inc.	2,150	372,143
Verizon Communications, Inc.	56,587	2,871,790
Vertex Pharmaceuticals, Inc.*	3,468	977,248
VF Corp.	4,485	198,102
Viatris, Inc.	16,310	170,766
VICI Properties, Inc. (REIT)	12,965	386,227
Visa, Inc., Class A	42,339	8,336,126
Vornado Realty Trust (REIT)	2,138	61,125
Vulcan Materials Co.	1,781	253,080
W R Berkley Corp.	2,760	188,398
Walgreens Boots Alliance, Inc.	9,859	373,656
Walmart, Inc.	18,875	2,294,822
Walt Disney Co. (The)*	29,000	2,737,600
Warner Bros Discovery, Inc.*	29,673	398,212
Waste Management, Inc.	5,164	789,989
Waters Corp.*	797	263,791
WEC Energy Group, Inc.	4,223	425,003
Wells Fargo & Co.	51,029	1,998,806
Welltower, Inc. (REIT)	6,112	503,323

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
West Pharmaceutical Services, Inc.	1,020	$308,417
Western Digital Corp.*	4,192	187,927
Westinghouse Air Brake Technologies Corp.	2,421	198,716
Westrock Co.	3,473	138,364
Weyerhaeuser Co. (REIT)	9,984	330,670
Whirlpool Corp.	752	116,462
Williams Cos., Inc. (The)	16,651	519,678
Willis Towers Watson plc	1,501	296,282
WW Grainger, Inc.	581	264,024
Wynn Resorts Ltd.*	1,277	72,763
Xcel Energy, Inc.	7,416	524,756
Xylem, Inc.	2,393	187,085
Yum! Brands, Inc.	3,763	427,138
Zebra Technologies Corp., Class A*	719	211,350
Zimmer Biomet Holdings, Inc.	2,872	301,732
Zions Bancorp NA	2,077	105,719
Zoetis, Inc.	6,348	1,091,158

		591,320,292

Total Common Stocks (79.2%) (Cost $743,280,936)		1,284,276,144

SHORT-TERM INVESTMENTS:
Investment Company (4.6%)
JPMorgan Prime Money Market Fund, IM Shares	74,417,944	74,432,827

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.5%)
Deutsche Bank Securities, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $3,557,952, collateralized by various U.S. Government Agency Securities, ranging from 2.000%-4.000%, maturing 1/1/45-4/1/52; total market value $3,628,960. (xx)	$3,557,804	3,557,804
National Bank of Canada, 1.70%, dated 6/30/22, due 7/7/22, repurchase price $4,601,521, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 11/3/22-2/15/51; total market value $5,072,912. (xx)	4,600,000	4,600,000

Total Repurchase Agreements		8,157,804

Total Short-Term Investments (5.1%) (Cost $82,606,301)		82,590,631

Total Investments in Securities (84.3%) (Cost $825,887,237)		1,366,866,775
Other Assets Less Liabilities (15.7%)		255,523,583

Net Assets (100%)		$1,622,390,358

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2022, the market value of these securities amounted to $13,190,730 or 0.8% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $10,537,883. This was collateralized by $3,027,569 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 7/14/22 - 5/15/52 and by cash of $8,157,804 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
BRL	— Brazilian Real
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository Interest
CHF	— Swiss Franc
CNY	— Chinese Renminbi
CVA	— Dutch Certification
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israel New Shekel
INR	— India Rupee
JPY	— Japanese Yen
KRW	— Korean Republic Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NYRS	— New York Registry Shares
NZD	— New Zealand Dollar
PLN	— Polish Zloty
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— New Taiwan Dollar
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2022, were as follows:

Security Description	Shares at June 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	5,553	1,205,526	—	(83,405)	65,508	(311,532)	876,097	16,242	—
Capital Markets
BlackRock, Inc.	1,914	1,857,671	—	(82,968)	59,689	(668,690)	1,165,702	19,242	—

Total		3,063,197	—	(166,373)	125,197	(980,222)	2,041,799	35,484	—

Futures contracts outstanding as of June 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,780	9/2022	EUR	64,186,728	(910,399)
FTSE 100 Index	464	9/2022	GBP	40,221,345	(257,836)
S&P 500 E-Mini Index	309	9/2022	USD	58,547,775	(2,107,842)
SPI 200 Index	143	9/2022	AUD	15,943,446	(244,545)
TOPIX Index	296	9/2022	JPY	40,806,899	(1,050,976)

					(4,571,598)

Forward Foreign Currency Contracts outstanding as of June 30, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	15,886,190	USD	19,293,301	Citibank NA	9/16/2022	72,905
GBP	2,810,556	USD	3,400,924	HSBC Bank plc	9/16/2022	25,310
JPY	128,721,117	USD	950,968	HSBC Bank plc	9/16/2022	2,734
USD	2,344,792	AUD	3,377,797	HSBC Bank plc	9/16/2022	11,793
USD	906,370	EUR	850,282	Citibank NA	9/16/2022	10,520
USD	4,764,451	EUR	4,479,608	HSBC Bank plc	9/16/2022	44,772
USD	519,886	GBP	420,111	HSBC Bank plc	9/16/2022	7,746
USD	6,754,084	JPY	903,959,179	HSBC Bank plc	9/16/2022	56,600

	Total unrealized appreciation					232,380

AUD	24,240,764	USD	16,800,449	Citibank NA	9/16/2022	(57,678)
AUD	2,561,639	USD	1,772,426	HSBC Bank plc	9/16/2022	(3,136)
EUR	8,628,146	USD	9,136,620	HSBC Bank plc	9/16/2022	(46,077)
GBP	562,983	USD	694,090	Citibank NA	9/16/2022	(7,780)
GBP	5,351,613	USD	6,579,522	HSBC Bank plc	9/16/2022	(55,588)
JPY	2,325,615,990	USD	17,451,372	Citibank NA	9/16/2022	(220,755)
JPY	915,744,960	USD	6,860,377	HSBC Bank plc	9/16/2022	(75,573)
USD	649,848	AUD	945,317	Citibank NA	9/16/2022	(3,070)
USD	36,767,115	EUR	35,072,516	Citibank NA	9/16/2022	(184,998)
USD	9,503,605	EUR	9,071,788	HSBC Bank plc	9/16/2022	(54,356)
USD	5,613,234	GBP	4,644,610	HSBC Bank plc	9/16/2022	(48,821)

	Total unrealized depreciation					(757,832)

	Net unrealized depreciation					(525,452)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD) : AUD 675,440, BRL 88, CHF 1,068, CNY 28,112, DKK 1,956, EUR 106,758,438, GBP 16,589,009, HKD 2,001, ILS 329, INR 26,464, JPY 23,039,117, KRW 2, MXN 1, NOK 2,004, NZD 2,780, PLN (3), SEK 14,182, SGD 3,531 and TRY 5.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$—	$35,777,071	$—		$35,777,071
Austria	—	5,038,242	—		5,038,242
Belgium	—	3,626,261	—		3,626,261
Brazil	11,419,925	205,635	—		11,625,560
Chile	—	2,733,080	—		2,733,080
China	11,928,386	51,685,500	—		63,613,886
Czech Republic	—	2,194,309	—		2,194,309
Denmark	—	18,381,623	—		18,381,623
Finland	—	5,061,795	—		5,061,795
France	—	72,145,527	—		72,145,527
Germany	—	37,873,659	—		37,873,659
Hong Kong	500,143	12,086,010	—		12,586,153
India	10,203,176	45,511,697	—		55,714,873
Indonesia	—	5,644,379	—		5,644,379
Ireland	168,100	2,323,078	—		2,491,178
Israel	930,532	2,071,580	—		3,002,112
Italy	—	9,033,360	—		9,033,360
Japan	—	112,588,341	—		112,588,341
Jordan	—	105,170	—		105,170
Luxembourg	—	748,901	—		748,901
Macau	—	561,569	—		561,569
Malta	—	—	—	(b)	— (b)
Mexico	8,621,265	—	—		8,621,265
Netherlands	1,446,675	24,134,994	—		25,581,669
New Zealand	—	970,249	—		970,249
Norway	—	3,209,111	—		3,209,111
Panama	3,385,099	—	—		3,385,099
Poland	—	3,916,615	—		3,916,615
Portugal	—	3,616,811	—		3,616,811
Singapore	816,181	5,750,683	—		6,566,864
South Africa	—	14,234,905	—		14,234,905
South Korea	—	21,014,202	—		21,014,202
Spain	—	10,630,493	—		10,630,493
Sweden	—	20,636,643	—		20,636,643
Switzerland	494,352	27,270,386	—		27,764,738
Taiwan	7,689,568	19,781,604	—		27,471,172
Thailand	—	1,176,869	—		1,176,869
United Kingdom	2,944,518	50,667,580	—		53,612,098
United States	565,313,724	26,006,568	—		591,320,292
Forward Currency Contracts	—	232,380	—		232,380
Short-Term Investments
Investment Company	74,432,827	—	—		74,432,827
Repurchase Agreements	—	8,157,804	—		8,157,804

Total Assets	$700,294,471	$666,804,684	$—		$1,367,099,155

Liabilities:
Forward Currency Contracts	$—	$(757,832)	$—		$(757,832)
Futures	(4,571,598)	—	—		(4,571,598)

Total Liabilities	$(4,571,598)	$(757,832)	$—		$(5,329,430)

Total	$695,722,873	$666,046,852	$—		$1,361,769,725

(a)	A security with a market value of $88,463 transferred from Level 3 to Level 2 at the end of the period due to observable market inputs.
(b)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$232,380

Total		$232,380

	Liability Derivatives
Foreign exchange contracts	Payables	$(757,832)
Equity contracts	Payables, Net assets – Unrealized depreciation	(4,571,598)*

Total		$(5,329,430)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(660,713)	$(660,713)
Equity contracts	(65,093,610)	—	(65,093,610)

Total	$(65,093,610)	$(660,713)	$(65,754,323)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(542,485)	$(542,485)
Equity contracts	(12,861,564)	—	(12,861,564)

Total	$(12,861,564)	$(542,485)	$(13,404,049)

^ This Portfolio held forward foreign currency contracts for hedging and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $192,644,000 and futures contracts with an average notional balance of approximately $342,655,000 during the six months ended June 30, 2022.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2022:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Citibank NA	$83,425	$(83,425)	$—	$—
HSBC Bank plc	148,955	(148,955)	—	—

Total	$232,380	$(232,380)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Citibank NA	$474,281	$(83,425)	$—	$390,856
HSBC Bank plc	283,551	(148,955)	—	134,596

Total	$757,832	$(232,380)	$—	$525,452

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$107,868,318
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$143,707,178

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$619,286,037
Aggregate gross unrealized depreciation	(103,623,664)

Net unrealized appreciation	$515,662,373

Federal income tax cost of investments in securities and derivative instruments, if applicable	$846,107,352

For the six months ended June 30, 2022, the Portfolio incurred approximately $343 as brokerage commissions with Invesco Capital Markets, Inc., an affiliated broker/dealer.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $593,455)	$2,041,799
Unaffiliated Issuers (Cost $817,135,978)	1,356,667,172
Repurchase Agreements (Cost $8,157,804)	8,157,804
Cash	101,594,195
Foreign cash (Cost $165,793,487)	147,144,524
Cash held as collateral at broker for futures	17,256,668
Dividends, interest and other receivables	4,656,275
Receivable for securities sold	1,808,878
Unrealized appreciation on forward foreign currency contracts	232,380
Receivable for Portfolio shares sold	23,399
Securities lending income receivable	4,016
Other assets	52,564

Total assets	1,639,639,674

LIABILITIES
Payable for return of collateral on securities loaned	8,157,804
Due to broker for futures variation margin	3,775,626
Payable for securities purchased	2,103,592
Investment management fees payable	914,452
Unrealized depreciation on forward foreign currency contracts	757,832
Accrued India taxes	530,699
Payable for Portfolio shares redeemed	431,661
Distribution fees payable – Class IB	235,006
Administrative fees payable	169,696
Distribution fees payable – Class IA	7,399
Trustees’ fees payable	2,290
Accrued expenses	163,259

Total liabilities	17,249,316

NET ASSETS	$1,622,390,358

Net assets were comprised of:
Paid in capital	$1,224,088,185
Total distributable earnings (loss)	398,302,173

Net assets	$1,622,390,358

Class IA
Net asset value, offering and redemption price per share, $34,730,982 / 2,475,747 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.03

Class IB
Net asset value, offering and redemption price per share, $1,099,774,256 / 78,667,057 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.98

Class K
Net asset value, offering and redemption price per share, $487,885,120 / 34,705,049 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.06

(x)	Includes value of securities on loan of $10,537,883.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends ($35,484 of dividend income received from affiliates) (net of $1,547,056 foreign withholding tax)	$17,774,958
Income from non-cash dividends	1,112,175
Securities lending (net)	52,875

Total income	18,940,008

EXPENSES
Investment management fees	6,762,762
Distribution fees – Class IB	1,597,126
Administrative fees	1,122,208
Interest expense	533,859
Custodian fees	305,316
Professional fees	60,871
Distribution fees – Class IA	49,968
Printing and mailing expenses	36,593
Trustees’ fees	29,312
Miscellaneous	101,148

Gross expenses	10,599,163
Less: Waiver from investment manager	(467,346)

Net expenses	10,131,817

NET INVESTMENT INCOME (LOSS)	8,808,191

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($125,197 realized gain (loss) from affiliates) (net of India tax of $1,317 on realized gain on investments)	35,741,208
Futures contracts	(65,093,610)
Forward foreign currency contracts	(660,713)
Foreign currency transactions	(2,834,951)

Net realized gain (loss)	(32,848,066)

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $(528,573) on unrealized depreciation on investments) ($(980,222) of change in unrealized appreciation (depreciation) from affiliates)	(444,975,699)
Futures contracts	(12,861,564)
Forward foreign currency contracts	(542,485)
Foreign currency translations	(13,941,545)

Net change in unrealized appreciation (depreciation)	(472,321,293)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(505,169,359)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(496,361,168)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,808,191	$9,902,255
Net realized gain (loss)	(32,848,066)	377,211,817
Net change in unrealized appreciation (depreciation)	(472,321,293)	(67,456,441)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(496,361,168)	319,657,631

Distributions to shareholders:
Class IA	—	(8,519,659)
Class IB	—	(275,205,126)
Class K	—	(120,195,732)

Total distributions to shareholders	—	(403,920,517)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 35,318 and 56,411 shares, respectively ]	569,485	1,176,100
Capital shares issued in reinvestment of dividends and distributions [ 0 and 465,397 shares, respectively ]	—	8,519,659
Capital shares repurchased [ (99,052) and (196,206) shares, respectively ]	(1,617,508)	(4,070,842)

Total Class IA transactions	(1,048,023)	5,624,917

Class IB
Capital shares sold [ 636,735 and 838,949 shares, respectively ]	10,222,768	17,328,769
Capital shares issued in reinvestment of dividends and distributions [ 0 and 15,080,759 shares, respectively ]	—	275,205,126
Capital shares repurchased [ (3,763,751) and (7,903,369) shares, respectively ]	(60,182,612)	(163,822,358)

Total Class IB transactions	(49,959,844)	128,711,537

Class K
Capital shares sold [ 899,442 and 102,846 shares, respectively ]	13,105,679	2,100,098
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,559,611 shares, respectively ]	—	120,195,732
Capital shares repurchased [ (1,615,688) and (3,963,451) shares, respectively ]	(25,952,883)	(81,878,382)

Total Class K transactions	(12,847,204)	40,417,448

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(63,855,071)	174,753,902

TOTAL INCREASE (DECREASE) IN NET ASSETS	(560,216,239)	90,491,016
NET ASSETS:
Beginning of period	2,182,606,597	2,092,115,581

End of period	$1,622,390,358	$2,182,606,597

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IA			2021		2020	2019	2018	2017
Net asset value, beginning of period	$18.26		$19.28		$17.94	$14.92	$18.72	$15.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	(cc)	0.08	(aa)	0.10	0.22	0.19	0.16
Net realized and unrealized gain (loss)	(4.30)		2.90		2.40	3.53	(2.40)	3.75

Total from investment operations	(4.23)		2.98		2.50	3.75	(2.21)	3.91

Less distributions:
Dividends from net investment income	—		(0.19)		(0.11)	(0.23)	(0.20)	(0.19)
Distributions from net realized gains	—		(3.81)		(1.05)	(0.50)	(1.39)	—

Total dividends and distributions	—		(4.00)		(1.16)	(0.73)	(1.59)	(0.19)

Net asset value, end of period	$14.03		$18.26		$19.28	$17.94	$14.92	$18.72

Total return (b)	(23.17)%		15.86%		14.31%	25.24%	(12.14)%	26.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$34,731		$46,381		$42,681	$39,856	$34,859	$43,029
Ratio of expenses to average net assets:
After waivers (a)(f)	1.16	%(g)	1.14	%(g)	1.10%	1.10%	1.14%	1.15%
Before waivers (a)(f)	1.21	%(g)	1.18	%(g)	1.16%	1.16%	1.15%	1.15%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.87	%(dd)	0.38	%(bb)	0.56%	1.31%	1.05%	0.92%
Before waivers (a)(f)	0.82	%(dd)	0.35	%(bb)	0.51%	1.25%	1.03%	0.91%
Portfolio turnover rate^	7	%(z)	11%		15%	10%	13%	10%

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021		2020	2019	2018	2017
Net asset value, beginning of period	$18.20		$19.22		$17.90	$14.88	$18.68	$14.97

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	(cc)	0.08	(aa)	0.10	0.22	0.19	0.16
Net realized and unrealized gain (loss)	(4.29)		2.90		2.38	3.53	(2.40)	3.74

Total from investment operations	(4.22)		2.98		2.48	3.75	(2.21)	3.90

Less distributions:
Dividends from net investment income	—		(0.19)		(0.11)	(0.23)	(0.20)	(0.19)
Distributions from net realized gains	—		(3.81)		(1.05)	(0.50)	(1.39)	—

Total dividends and distributions	—		(4.00)		(1.16)	(0.73)	(1.59)	(0.19)

Net asset value, end of period	$13.98		$18.20		$19.22	$17.90	$14.88	$18.68

Total return (b)	(23.19)%		15.91%		14.22%	25.31%	(12.17)%	26.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,099,774		$1,488,733		$1,418,328	$1,382,004	$1,227,363	$1,556,409
Ratio of expenses to average net assets:
After waivers (a)(f)	1.16	%(g)	1.14	%(g)	1.10%	1.10%	1.14%	1.15%
Before waivers (a)(f)	1.21	%(g)	1.18	%(g)	1.16%	1.16%	1.15%	1.15%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.87	%(dd)	0.38	%(bb)	0.57%	1.31%	1.05%	0.91%
Before waivers (a)(f)	0.82	%(dd)	0.35	%(bb)	0.51%	1.25%	1.04%	0.91%
Portfolio turnover rate^	7	%(z)	11%		15%	10%	13%	10%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021		2020	2019	2018	2017
Net asset value, beginning of period	$18.28		$19.29		$17.94	$14.92	$18.72	$15.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	(cc)	0.13	(aa)	0.14	0.26	0.24	0.20
Net realized and unrealized gain (loss)	(4.31)		2.91		2.42	3.54	(2.41)	3.75

Total from investment operations	(4.22)		3.04		2.56	3.80	(2.17)	3.95

Less distributions:
Dividends from net investment income	—		(0.24)		(0.16)	(0.28)	(0.24)	(0.23)
Distributions from net realized gains	—		(3.81)		(1.05)	(0.50)	(1.39)	—

Total dividends and distributions	—		(4.05)		(1.21)	(0.78)	(1.63)	(0.23)

Net asset value, end of period	$14.06		$18.28		$19.29	$17.94	$14.92	$18.72

Total return (b)	(23.09)%		16.17%		14.61%	25.53%	(11.90)%	26.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$487,885		$647,493		$631,107	$672,566	$594,488	$753,780
Ratio of expenses to average net assets:
After waivers (a)(f)	0.91	%(g)	0.89	%(g)	0.85%	0.85%	0.89%	0.90%
Before waivers (a)(f)	0.96	%(g)	0.93	%(g)	0.91%	0.91%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.12	%(dd)	0.63	%(bb)	0.83%	1.56%	1.28%	1.17%
Before waivers (a)(f)	1.07	%(dd)	0.60	%(bb)	0.78%	1.50%	1.27%	1.16%
Portfolio turnover rate^	7	%(z)	11%		15%	10%	13%	10%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)

For the six months ended June 30, 2022, includes Interest Expense of 0.06%, respectively for each class. Includes Interest Expense of 0.04% for the year ended December 31, 2021, respectively for each class.

(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.06, $0.06 and $0.11 for Class IA, Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.10% lower.
(cc)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.06, $0.06 and $0.08 for Class IA, Class IB and Class K respectively.
(dd)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.12% lower.

See Notes to Financial Statements.

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Exchange Traded Funds	62.0%
Investment Companies	39.9
Repurchase Agreements	15.4
Cash and Other	(17.3)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$828.30	$5.16
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.14	5.70

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.14%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (31.7%)
iShares Core S&P 500 ETF	21,900	$8,303,385
SPDR S&P 500 ETF Trust (x)	134,552	50,759,742
Vanguard S&P 500 ETF	23,900	8,290,432

Total Equity		67,353,559

Fixed Income (30.3%)
Vanguard Intermediate-Term Corporate Bond ETF (x)	803,100	64,264,062

Total Exchange Traded Funds (62.0%) (Cost $133,637,971)		131,617,621

SHORT-TERM INVESTMENTS:
Investment Companies (39.9%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	10,000,000	10,000,000
Goldman Sachs Financial Square Funds – Government Fund‡	15,084,849	15,084,849
Goldman Sachs Financial Square Funds – Treasury Obligations Fund‡	15,079,321	15,079,321
Goldman Sachs Financial Square Funds – Treasury Solutions Fund‡	15,078,025	15,078,025
JPMorgan Prime Money Market Fund, IM Shares	29,577,884	29,583,799

Total Investment Companies		84,825,994

	Principal Amount	Value (Note 1)
Repurchase Agreements (15.4%)
Deutsche Bank Securities, Inc., 1.45%, dated 6/30/22, due 7/1/22, repurchase price $18,113,020, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $18,474,537. (xx)	$18,112,291	18,112,291
MetLife, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $14,536,552, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-11/15/47; total market value $14,833,216. (xx)	14,535,946	14,535,946

Total Repurchase Agreements		32,648,237

Total Short-Term Investments (55.3%) (Cost $117,480,414)		117,474,231

Total Investments in Securities (117.3%) (Cost $251,118,385)		249,091,852
Other Assets Less Liabilities (-17.3%)		(36,664,701)

Net Assets (100%)		$212,427,151

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $42,627,358. This was collateralized by $1,148,339 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.750%, maturing 1/15/23 – 5/15/52 and by cash of $42,648,237 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2022, were as follows:

Security Description	Shares at June 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
SHORT-TERM INVESTMENTS:
Investment Companies
Goldman Sachs Financial Square Funds – Government Fund	15,084,849	14,369,148	1,541,645	(825,944)	—	—	15,084,849	27,805	—
Goldman Sachs Financial Square Funds – Treasury Obligations Fund	15,079,321	14,365,390	1,539,875	(825,944)	—	—	15,079,321	26,052	—
Goldman Sachs Financial Square Funds - Treasury Solutions Fund	15,078,025	14,364,244	1,539,725	(825,944)	—	—	15,078,025	25,882	—

Total		43,098,782	4,621,245	(2,477,832)	—	—	45,242,195	79,739	—

Futures contracts outstanding as of June 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	509	9/2022	EUR	18,354,519	(379,857)
FTSE 100 Index	146	9/2022	GBP	12,655,854	(17,610)
Russell 2000 E-Mini Index	149	9/2022	USD	12,724,600	(665,583)
S&P Midcap 400 E-Mini Index	81	9/2022	USD	18,370,800	(1,018,172)
TOPIX Index	95	9/2022	JPY	13,096,809	(536,700)

					(2,617,922)

Short Contracts
S&P 500 E-Mini Index	(113)	9/2022	USD	(21,410,675)	(595,637)

					(595,637)

					(3,213,559)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$131,617,621	$—	$—	$131,617,621
Short-Term Investments
Investment Companies	84,825,994	—	—	84,825,994
Repurchase Agreements	—	32,648,237	—	32,648,237

Total Assets	$216,443,615	$32,648,237	$—	$249,091,852

Liabilities:
Futures	$(3,213,559)	$—	$—	$(3,213,559)

Total Liabilities	$(3,213,559)	$—	$—	$(3,213,559)

Total	$213,230,056	$32,648,237	$—	$245,878,293

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(3,213,559	)*

Total		$(3,213,559)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(10,989,589)	$(10,989,589)

Total	$(10,989,589)	$(10,989,589)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(4,989,840)	$(4,989,840)

Total	$(4,989,840)	$(4,989,840)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The Portfolio held futures contracts with an average notional balance of approximately $85,743,000 during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$38,715,124
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$19,476,937

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,795,558
Aggregate gross unrealized depreciation	(12,954,947)

Net unrealized depreciation	$(7,159,389)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$253,037,682

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $45,242,195)	$45,242,195
Unaffiliated Issuers (Cost $173,227,953)	171,201,420
Repurchase Agreements (Cost $32,648,237)	32,648,237
Cash	459,910
Foreign cash (Cost $488,007)	421,594
Due from broker for futures variation margin	4,422,171
Receivable for securities sold	1,720,322
Dividends, interest and other receivables	310,378
Receivable for Portfolio shares sold	270,745
Securities lending income receivable	8,448
Other assets	5,779

Total assets	256,711,199

LIABILITIES
Payable for return of collateral on securities loaned	42,648,237
Payable for securities purchased	1,412,772
Investment management fees payable	119,769
Distribution fees payable – Class IB	44,460
Administrative fees payable	21,819
Payable to Adviser	4,426
Trustees’ fees payable	202
Payable for Portfolio shares redeemed	36
Accrued expenses	32,327

Total liabilities	44,284,048

NET ASSETS	$212,427,151

Net assets were comprised of:
Paid in capital	$240,551,341
Total distributable earnings (loss)	(28,124,190)

Net assets	$212,427,151

Class IB
Net asset value, offering and redemption price per share, $212,427,151 / 21,707,511 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.79

(x)	Includes value of securities on loan of $42,627,358.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends ($79,739 of dividend income received from affiliates)	$1,341,982
Securities lending (net)	56,840

Total income	1,398,822

EXPENSES
Investment management fees	875,187
Distribution fees – Class IB	273,495
Administrative fees	131,186
Professional fees	27,934
Printing and mailing expenses	11,499
Interest expense	5,518
Custodian fees	4,488
Trustees’ fees	3,294
Miscellaneous	4,049

Gross expenses	1,336,650
Less: Waiver from investment manager	(91,503)

Net expenses	1,245,147

NET INVESTMENT INCOME (LOSS)	153,675

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(30,067)
Net distributions of realized gain received from underlying funds	1,372
Futures contracts	(10,989,589)
Foreign currency transactions	(82,508)

Net realized gain (loss)	(11,100,792)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(25,544,646)
Futures contracts	(4,989,840)
Foreign currency translations	38,336

Net change in unrealized appreciation (depreciation)	(30,496,150)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(41,596,942)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(41,443,267)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$153,675	$32,368
Net realized gain (loss)	(11,100,792)	10,175,215
Net change in unrealized appreciation (depreciation)	(30,496,150)	11,638,037

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(41,443,267)	21,845,620

Distributions to shareholders:
Class IB	—	(18,574,485)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,846,221 and 5,335,703 shares, respectively ]	30,859,956	65,141,017
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,579,218 shares, respectively ]	—	18,574,485
Capital shares repurchased [ (118,849) and (193,135) shares, respectively ]	(1,264,638)	(2,341,912)

Total Class IB transactions	29,595,318	81,373,590

Class K (b)
Capital shares repurchased [ 0 and (443,757) shares, respectively ]	—	(5,247,450)

Total Class K transactions	—	(5,247,450)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	29,595,318	76,126,140

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,847,949)	79,397,275
NET ASSETS:
Beginning of period	224,275,100	144,877,825

End of period	$212,427,151	$224,275,100

(b) After the close of business on March 22, 2021, operations for Class K ceased and shares of seed capital were fully redeemed.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,				February 1, 2019* to December 31, 2019
Class IB			2021		2020
Net asset value, beginning of period	$11.82		$11.41		$11.30		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.01		—	#	0.05		0.16
Net realized and unrealized gain (loss)	(2.04)		1.52		0.25		1.40

Total from investment operations	(2.03)		1.52		0.30		1.56

Less distributions:
Dividends from net investment income	—		(0.02)		(0.07)		(0.08)
Distributions from net realized gains	—		(1.09)		(0.12)		(0.18)

Total dividends and distributions	—		(1.11)		(0.19)		(0.26)

Net asset value, end of period	$9.79		$11.82		$11.41		$11.30

Total return (b)	(17.17)%		13.58%		2.79%		15.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$212,427		$224,275		$139,815		$67,229
Ratio of expenses to average net assets:
After waivers (a)(f)	1.14	%(g)(j)	1.13	%(g)(k)	1.10	%(k)	1.09	%(k)
Before waivers (a)(f)	1.22	%(g)	1.23	%(g)	1.26%		1.44%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	0.14%		0.02%		0.45%		1.55	%(l)
Before waivers (a)(f)(x)	0.06%		(0.08)%		0.29%		1.21	%(l)
Portfolio turnover rate^	14	%(z)	13%		41%		45	%(z)

Class K	January 1, 2021 to March 22, 2021‡		Year Ended December 31, 2020		February 1, 2019* to December 31, 2019
Net asset value, beginning of period	$11.41		$11.30		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.07		0.18
Net realized and unrealized gain (loss)	0.42		0.26		1.41

Total from investment operations	0.42		0.33		1.59

Less distributions:
Dividends from net investment income	—		(0.10)		(0.11)
Distributions from net realized gains	—		(0.12)		(0.18)

Total dividends and distributions	—		(0.22)		(0.29)

Net asset value, end of period	$11.83		$11.41		$11.30

Total return (b)	3.68%		3.02%		15.87%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$5,063		$11,471
Ratio of expenses to average net assets:
After waivers (a)(f)	0.87	%(g)(k)	0.85	%(k)	0.84	%(k)
Before waivers (a)(f)	1.00	%(g)	1.01%		1.35%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	0.02%		0.67%		1.80	%(l)
Before waivers (a)(f)(x)	(0.10)%		0.50%		1.30	%(l)
Portfolio turnover rate^	13%		41%		45	%(z)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
‡	After the close of business on March 22, 2021 operations for Class K ceased and shares were fully redeemed. The shares are no longer operational, but are still registered.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.01%
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB and 0.95% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Financials	16.5%
Industrials	14.7
Information Technology	10.9
Real Estate	10.7
Utilities	10.0
Health Care	8.5
Consumer Discretionary	7.8
Materials	7.3
Energy	4.9
Consumer Staples	3.9
Communication Services	2.5
Repurchase Agreement	1.6
Cash and Other	0.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$832.90	$4.95
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.39	5.45

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.09%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.5%)
Entertainment (2.5%)
Electronic Arts, Inc.	10,991	$1,337,055
Live Nation Entertainment, Inc.*	11,130	919,115
Warner Bros Discovery, Inc.*	65,466	878,554

Total Communication Services		3,134,724

Consumer Discretionary (7.8%)
Auto Components (0.9%)
Aptiv plc*	12,828	1,142,590

Hotels, Restaurants & Leisure (2.1%)
Domino’s Pizza, Inc.	2,441	951,282
Expedia Group, Inc.*	9,075	860,582
Yum! Brands, Inc.	7,137	810,121

		2,621,985

Household Durables (1.0%)
Lennar Corp., Class A(x)	17,430	1,230,035

Internet & Direct Marketing Retail (0.6%)
Etsy, Inc.*	9,988	731,222

Specialty Retail (2.1%)
Academy Sports & Outdoors, Inc.	16,135	573,438
Burlington Stores, Inc.*	4,109	559,769
O’Reilly Automotive, Inc.*	1,471	929,319
RH*	2,694	571,828

		2,634,354

Textiles, Apparel & Luxury Goods (1.1%)
Capri Holdings Ltd.*	16,226	665,428
Deckers Outdoor Corp.*	2,362	603,137

		1,268,565

Total Consumer Discretionary		9,628,751

Consumer Staples (3.9%)
Beverages (1.3%)
Coca-Cola Europacific Partners plc	29,473	1,521,102

Food & Staples Retailing (0.8%)
Performance Food Group Co.*	21,983	1,010,778

Food Products (1.8%)
Lamb Weston Holdings, Inc.	9,263	661,934
McCormick & Co., Inc. (Non-Voting)	18,231	1,517,731
Utz Brands, Inc.	5,686	78,580

		2,258,245

Total Consumer Staples		4,790,125

Energy (4.9%)
Energy Equipment & Services (0.9%)
Baker Hughes Co.	37,923	1,094,837

Oil, Gas & Consumable Fuels (4.0%)
Cheniere Energy, Inc.	9,848	1,310,079
Chesapeake Energy Corp.(x)	12,109	982,040
Devon Energy Corp.	17,738	977,541
Diamondback Energy, Inc.	5,168	626,103
Marathon Oil Corp.	47,576	1,069,509

		4,965,272

Total Energy		6,060,109

Financials (16.5%)
Banks (5.1%)
Citizens Financial Group, Inc.	34,851	1,243,832
East West Bancorp, Inc.	21,756	1,409,789
First Republic Bank	6,838	986,040
M&T Bank Corp.	11,227	1,789,471
Pinnacle Financial Partners, Inc.	12,899	932,727

		6,361,859

Capital Markets (3.3%)
Carlyle Group, Inc. (The)	20,471	648,112
MSCI, Inc.	1,615	665,622
Nasdaq, Inc.	8,928	1,361,877
Raymond James Financial, Inc.	16,422	1,468,291

		4,143,902

Diversified Financial Services (0.5%)
Apollo Global Management, Inc.	11,222	544,043

Insurance (7.6%)
Allstate Corp. (The)	11,636	1,474,630
American Financial Group, Inc.	5,396	749,019
Arch Capital Group Ltd.*	31,931	1,452,541
Arthur J Gallagher & Co.	7,385	1,204,050
Globe Life, Inc.	16,577	1,615,760
Markel Corp.*	407	526,353
Principal Financial Group, Inc.	26,588	1,775,813
Unum Group	19,014	646,856

		9,445,022

Total Financials		20,494,826

Health Care (8.5%)
Biotechnology (1.4%)
Argenx SE (ADR)*	1,739	658,872
Biogen, Inc.*	3,309	674,837
Neurocrine Biosciences, Inc.*	4,595	447,921

		1,781,630

Health Care Equipment & Supplies (2.7%)
Cooper Cos., Inc. (The)	4,705	1,473,230
Zimmer Biomet Holdings, Inc.	17,708	1,860,402

		3,333,632

Health Care Providers & Services (3.3%)
AmerisourceBergen Corp.	11,933	1,688,281
Centene Corp.*	19,178	1,622,651
Quest Diagnostics, Inc.	5,447	724,342

		4,035,274

Pharmaceuticals (1.1%)
Catalent, Inc.*	13,174	1,413,439

Total Health Care		10,563,975

Industrials (14.7%)
Aerospace & Defense (3.2%)
L3Harris Technologies, Inc.	6,445	1,557,756
TransDigm Group, Inc.*	2,219	1,190,871
Woodward, Inc.	13,038	1,205,885

		3,954,512

Airlines (0.4%)
United Airlines Holdings, Inc.*	15,693	555,846

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Building Products (1.5%)
Allegion plc	9,692	$948,847
Trane Technologies plc	7,044	914,804

		1,863,651

Electrical Equipment (1.9%)
AMETEK, Inc.	13,877	1,524,944
Rockwell Automation, Inc.	4,324	861,816

		2,386,760

Machinery (5.0%)
Chart Industries, Inc.*	6,311	1,056,335
Cummins, Inc.	10,865	2,102,704
Fortive Corp.	24,939	1,356,183
ITT, Inc.	24,588	1,653,297

		6,168,519

Road & Rail (1.6%)
Knight-Swift Transportation Holdings, Inc.	15,651	724,485
Old Dominion Freight Line, Inc.	2,969	760,895
Saia, Inc.*	2,778	522,264

		2,007,644

Trading Companies & Distributors (1.1%)
Fastenal Co.	26,658	1,330,767

Total Industrials		18,267,699

Information Technology (10.9%)
Communications Equipment (3.3%)
Juniper Networks, Inc.	26,692	760,722
Motorola Solutions, Inc.	9,566	2,005,033
Viavi Solutions, Inc.*	101,834	1,347,264

		4,113,019

Electronic Equipment, Instruments & Components (1.8%)
Keysight Technologies, Inc.*	8,954	1,234,309
Vontier Corp.	45,526	1,046,643

		2,280,952

IT Services (1.5%)
EPAM Systems, Inc.*	1,621	477,838
Global Payments, Inc.	12,008	1,328,565

		1,806,403

Semiconductors & Semiconductor Equipment (2.3%)
MKS Instruments, Inc.	11,895	1,220,784
ON Semiconductor Corp.*	33,199	1,670,242

		2,891,026

Software (2.0%)
Bill.com Holdings, Inc.*	4,703	517,048
Cadence Design Systems, Inc.*	7,395	1,109,472
Dynatrace, Inc.*	21,948	865,629

		2,492,149

Total Information Technology		13,583,549

Materials (7.3%)
Chemicals (2.9%)
Ashland Global Holdings, Inc.	14,791	1,524,213
Corteva, Inc.	21,130	1,143,978
PPG Industries, Inc.	8,298	948,793

		3,616,984

Construction Materials (1.1%)
Martin Marietta Materials, Inc.	4,358	1,304,088

Containers & Packaging (1.7%)
Ball Corp.	30,786	2,117,153

Metals & Mining (1.6%)
Allegheny Technologies, Inc.*	24,798	563,163
Steel Dynamics, Inc.	22,311	1,475,873

		2,039,036

Total Materials		9,077,261

Real Estate (10.7%)
Equity Real Estate Investment Trusts (REITs) (10.7%)
Alexandria Real Estate Equities, Inc. (REIT)	11,934	1,730,788
Americold Realty Trust, Inc. (REIT)	29,303	880,262
AvalonBay Communities, Inc. (REIT)	10,679	2,074,396
CubeSmart (REIT)	13,410	572,875
Duke Realty Corp. (REIT)	10,597	582,305
Equity LifeStyle Properties, Inc. (REIT)	14,453	1,018,503
Equity Residential (REIT)	9,449	682,407
Essex Property Trust, Inc. (REIT)	4,384	1,146,460
Healthpeak Properties, Inc. (REIT)	34,274	888,039
Invitation Homes, Inc. (REIT)	24,564	873,987
Regency Centers Corp. (REIT)	14,381	852,937
Ventas, Inc. (REIT)	23,239	1,195,182
VICI Properties, Inc. (REIT)	28,171	839,214

Total Real Estate		13,337,355

Utilities (10.0%)
Electric Utilities (1.7%)
Xcel Energy, Inc.	30,348	2,147,425

Independent Power and Renewable Electricity Producers (2.4%)
AES Corp. (The)	91,058	1,913,128
NextEra Energy Partners LP	13,468	998,787

		2,911,915

Multi-Utilities (5.2%)
Ameren Corp.	22,449	2,028,492
CMS Energy Corp.	22,773	1,537,177
Public Service Enterprise Group, Inc.	25,964	1,643,002
WEC Energy Group, Inc.	12,876	1,295,841

		6,504,512

Water Utilities (0.7%)
American Water Works Co., Inc.	5,915	879,974

Total Utilities		12,443,826

Total Common Stocks (97.7%) (Cost $118,938,673)		121,382,200

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (1.6%)
Deutsche Bank Securities, Inc., 1.45%, dated 6/30/22, due 7/1/22, repurchase price $1,990,691, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $2,030,423. (xx)	$1,990,611	$1,990,611

Total Short-Term Investment (1.6%) (Cost $1,990,611)		1,990,611

Total Investments in Securities (99.3%) (Cost $120,929,284)		123,372,811
Other Assets Less Liabilities (0.7%)		849,755

Net Assets (100%)		$124,222,566

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $1,902,460. This was collateralized by cash of $1,990,611 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$3,134,724	$—	$—	$3,134,724
Consumer Discretionary	9,628,751	—	—	9,628,751
Consumer Staples	4,790,125	—	—	4,790,125
Energy	6,060,109	—	—	6,060,109
Financials	20,494,826	—	—	20,494,826
Health Care	10,563,975	—	—	10,563,975
Industrials	18,267,699	—	—	18,267,699
Information Technology	13,583,549	—	—	13,583,549
Materials	9,077,261	—	—	9,077,261
Real Estate	13,337,355	—	—	13,337,355
Utilities	12,443,826	—	—	12,443,826
Short-Term Investment
Repurchase Agreement	—	1,990,611	—	1,990,611

Total Assets	$121,382,200	$1,990,611	$—	$123,372,811

Total Liabilities	$—	$—	$—	$—

Total	$121,382,200	$1,990,611	$—	$123,372,811

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$61,453,062
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$62,546,986

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,090,839
Aggregate gross unrealized depreciation	(8,737,495)

Net unrealized appreciation	$2,353,344

Federal income tax cost of investments in securities and derivative instruments, if applicable	$121,019,467

For the six months ended June 30, 2022, the Portfolio incurred approximately $549 as brokerage commissions with BTIG LLC, $298 as brokerage commissions with Liquidnet Inc. and $2,480 as brokerage commissions with Sanford C. Bernstein & Co., affiliated broker/dealers..

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $118,938,673)	$121,382,200
Repurchase Agreements (Cost $1,990,611)	1,990,611
Cash	2,465,398
Receivable for securities sold	1,395,638
Dividends, interest and other receivables	149,660
Receivable for Portfolio shares sold	36,047
Securities lending income receivable	51
Other assets	1,563

Total assets	127,421,168

LIABILITIES
Payable for return of collateral on securities loaned	1,990,611
Payable for securities purchased	972,823
Payable for Portfolio shares redeemed	83,261
Investment management fees payable	70,512
Distribution fees payable – Class IB	26,393
Administrative fees payable	9,748
Accrued expenses	45,254

Total liabilities	3,198,602

NET ASSETS	$124,222,566

Net assets were comprised of:
Paid in capital	$108,142,486
Total distributable earnings (loss)	16,080,080

Net assets	$124,222,566

Class IB
Net asset value, offering and redemption price per share, $124,222,566 / 6,154,216 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.18

(x)	Includes value of securities on loan of $1,902,460.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends	$1,203,056
Interest	1,728
Securities lending (net)	1,933

Total income	1,206,717

EXPENSES
Investment management fees	536,156
Distribution fees – Class IB	174,076
Administrative fees	63,714
Professional fees	27,933
Printing and mailing expenses	10,338
Custodian fees	8,481
Trustees’ fees	2,137
Miscellaneous	1,158

Gross expenses	823,993
Less: Waiver from investment manager	(66,277)

Net expenses	757,716

NET INVESTMENT INCOME (LOSS)	449,001

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	8,891,450
Net change in unrealized appreciation (depreciation) on investments in securities	(34,402,539)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(25,511,089)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(25,062,088)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$449,001	$296,124
Net realized gain (loss)	8,891,450	19,661,062
Net change in unrealized appreciation (depreciation)	(34,402,539)	14,379,895

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(25,062,088)	34,337,081

Distributions to shareholders:
Class IB	—	(15,153,022)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 497,897 and 939,700 shares, respectively ]	11,312,508	22,784,573
Capital shares issued in reinvestment of dividends and distributions [ 0 and 642,302 shares, respectively ]	—	15,153,022
Capital shares repurchased [ (617,291) and (660,187) shares, respectively ]	(14,052,343)	(15,823,827)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,739,835)	22,113,768

TOTAL INCREASE (DECREASE) IN NET ASSETS	(27,801,923)	41,297,827
NET ASSETS:
Beginning of period	152,024,489	110,726,662

End of period	$124,222,566	$152,024,489

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,						October 22, 2018* to December 31, 2018
Class IB			2021		2020		2019
Net asset value, beginning of period	$24.23		$20.69		$19.31		$15.11		$16.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.05	(1)	0.09		0.13		0.03
Net realized and unrealized gain (loss)	(4.12)		6.18		1.52		4.51		(1.57)

Total from investment operations	(4.05)		6.23		1.61		4.64		(1.54)

Less distributions:
Dividends from net investment income	—		(0.06)		(0.09)		(0.14)		(0.04)
Distributions from net realized gains	—		(2.63)		(0.12)		(0.30)		—
Return of capital	—		—		(0.02)		—		—

Total dividends and distributions	—		(2.69)		(0.23)		(0.44)		(0.04)

Net asset value, end of period	$20.18		$24.23		$20.69		$19.31		$15.11

Total return (b)	(16.71)%		30.49%		8.46%		30.78%		(9.26)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$124,223		$152,024		$110,727		$105,893		$84,612
Ratio of expenses to average net assets:
After waivers (a)(f)	1.09	%(j)	1.09	%(j)	1.09	%(j)	1.09	%(j)	1.09	%(j)
Before waivers (a)(f)	1.18%		1.19%		1.23%		1.24%		1.31%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.65%		0.22	%(aa)	0.49%		0.70%		1.03	%(l)
Before waivers (a)(f)	0.55%		0.13	%(aa)	0.36%		0.56%		0.81	%(l)
Portfolio turnover rate^	45	%(z)	65%		97%		81%		16	%(z)
*	Commencement of Operations.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amount would be $0.03 for Class IB.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.09% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratio for Class IB would have been 0.09% lower.

See Notes to Financial Statements.

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
U.S. Treasury Obligations	39.5%
Investment Companies	26.3
Information Technology	8.0
Health Care	4.5
Consumer Discretionary	3.2
Financials	3.1
Communication Services	2.7
Industrials	2.3
Consumer Staples	2.1
Energy	1.3
Utilities	0.9
Real Estate	0.9
Materials	0.8
Repurchase Agreement	0.0 #
Cash and Other	4.4

100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$842.20	$5.39
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.94	5.91

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.18%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.7%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.	44,362	$929,828
Lumen Technologies, Inc. (x)	5,761	62,852
Verizon Communications, Inc.	26,024	1,320,718

		2,313,398

Entertainment (0.4%)
Activision Blizzard, Inc.	4,845	377,232
Electronic Arts, Inc.	1,743	212,036
Live Nation Entertainment, Inc.*	849	70,110
Netflix, Inc.*	2,753	481,417
Take-Two Interactive Software, Inc.*	980	120,079
Walt Disney Co. (The)*	11,287	1,065,493
Warner Bros Discovery, Inc.*	13,685	183,653

		2,510,020

Interactive Media & Services (1.6%)
Alphabet, Inc., Class A*	1,864	4,062,141
Alphabet, Inc., Class C*	1,709	3,738,352
Match Group, Inc.*	1,770	123,351
Meta Platforms, Inc., Class A*	14,212	2,291,685
Twitter, Inc.*	4,727	176,743

		10,392,272

Media (0.3%)
Charter Communications, Inc., Class A*	718	336,404
Comcast Corp., Class A	27,703	1,087,066
Fox Corp., Class A	1,931	62,101
Fox Corp., Class B	896	26,611
Interpublic Group of Cos., Inc. (The)	2,439	67,146
News Corp., Class A	2,407	37,501
News Corp., Class B	746	11,854
Omnicom Group, Inc.	1,275	81,103
Paramount Global, Class B	3,770	93,043

		1,802,829

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	3,651	491,206

Total Communication Services		17,509,725

Consumer Discretionary (3.2%)
Auto Components (0.0%)†
Aptiv plc*	1,679	149,549
BorgWarner, Inc.	1,485	49,554

		199,103

Automobiles (0.6%)
Ford Motor Co.	24,470	272,351
General Motors Co.*	9,035	286,952
Tesla, Inc.*	5,200	3,501,784

		4,061,087

Distributors (0.0%)†
Genuine Parts Co.	877	116,641
LKQ Corp.	1,612	79,133
Pool Corp.	248	87,105

		282,879

Hotels, Restaurants & Leisure (0.6%)
Booking Holdings, Inc.*	252	440,746
Caesars Entertainment, Inc.*	1,328	50,862
Carnival Corp. (x)*	5,029	43,501
Chipotle Mexican Grill, Inc.*	173	226,156
Darden Restaurants, Inc.	773	87,442
Domino’s Pizza, Inc.	223	86,905
Expedia Group, Inc.*	939	89,045
Hilton Worldwide Holdings, Inc.	1,725	192,234
Las Vegas Sands Corp.*	2,131	71,580
Marriott International, Inc., Class A	1,704	231,761
McDonald’s Corp.	4,583	1,131,451
MGM Resorts International	2,191	63,429
Norwegian Cruise Line Holdings Ltd. (x)*	2,597	28,879
Penn National Gaming, Inc.*	1,013	30,816
Royal Caribbean Cruises Ltd.*	1,390	48,525
Starbucks Corp.	7,107	542,904
Wynn Resorts Ltd.*	654	37,265
Yum! Brands, Inc.	1,767	200,572

		3,604,073

Household Durables (0.1%)
DR Horton, Inc.	1,985	131,387
Garmin Ltd.	945	92,846
Lennar Corp., Class A	1,603	113,124
Mohawk Industries, Inc.*	319	39,585
Newell Brands, Inc.	2,280	43,411
NVR, Inc.*	19	76,079
PulteGroup, Inc.	1,472	58,335
Whirlpool Corp.	348	53,895

		608,662

Internet & Direct Marketing Retail (0.9%)
Amazon.com, Inc.*	54,221	5,758,812
eBay, Inc.	3,469	144,553
Etsy, Inc.*	788	57,690

		5,961,055

Leisure Products (0.0%)†
Hasbro, Inc.	812	66,486

Multiline Retail (0.2%)
Dollar General Corp.	1,418	348,034
Dollar Tree, Inc.*	1,395	217,411
Target Corp.	2,865	404,624

		970,069

Specialty Retail (0.6%)
Advance Auto Parts, Inc.	379	65,601
AutoZone, Inc.*	123	264,342
Bath & Body Works, Inc.	1,478	39,788
Best Buy Co., Inc.	1,255	81,813
CarMax, Inc.*	995	90,028
Home Depot, Inc. (The)	6,403	1,756,151
Lowe’s Cos., Inc.	4,097	715,623
O’Reilly Automotive, Inc.*	407	257,126
Ross Stores, Inc.	2,177	152,891
TJX Cos., Inc. (The)	7,278	406,476
Tractor Supply Co.	693	134,338
Ulta Beauty, Inc.*	324	124,895

		4,089,072

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods (0.2%)
NIKE, Inc., Class B	7,862	$803,496
PVH Corp.	418	23,784
Ralph Lauren Corp.	287	25,730
Tapestry, Inc.	1,560	47,611
VF Corp.	2,000	88,340

		988,961

Total Consumer Discretionary		20,831,447

Consumer Staples (2.1%)
Beverages (0.6%)
Brown-Forman Corp., Class B	1,133	79,491
Coca-Cola Co. (The)	24,176	1,520,912
Constellation Brands, Inc., Class A	1,009	235,158
Keurig Dr Pepper, Inc.	4,571	161,768
Molson Coors Beverage Co., Class B	1,167	63,613
Monster Beverage Corp.*	2,330	215,991
PepsiCo, Inc.	8,568	1,427,943

		3,704,876

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.	2,747	1,316,582
Kroger Co. (The)	4,065	192,396
Sysco Corp.	3,157	267,430
Walgreens Boots Alliance, Inc.	4,443	168,390
Walmart, Inc.	8,700	1,057,746

		3,002,544

Food Products (0.3%)
Archer-Daniels-Midland Co.	3,487	270,591
Campbell Soup Co.	1,253	60,206
Conagra Brands, Inc.	2,974	101,830
General Mills, Inc.	3,732	281,579
Hershey Co. (The)	905	194,720
Hormel Foods Corp.	1,756	83,164
J M Smucker Co. (The)	672	86,023
Kellogg Co.	1,570	112,004
Kraft Heinz Co. (The)	4,399	167,778
Lamb Weston Holdings, Inc.	895	63,957
McCormick & Co., Inc. (Non-Voting)	1,551	129,121
Mondelez International, Inc., Class A	8,576	532,484
Tyson Foods, Inc., Class A	1,807	155,510

		2,238,967

Household Products (0.5%)
Church & Dwight Co., Inc.	1,504	139,360
Clorox Co. (The)	763	107,568
Colgate-Palmolive Co.	5,192	416,087
Kimberly-Clark Corp.	2,088	282,193
Procter & Gamble Co. (The)	14,868	2,137,870

		3,083,078

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	1,436	365,706

Tobacco (0.2%)
Altria Group, Inc.	11,219	468,617
Philip Morris International, Inc.	9,605	948,398

		1,417,015

Total Consumer Staples		13,812,186

Energy (1.3%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	5,796	167,330
Halliburton Co.	5,589	175,271
Schlumberger NV	8,759	313,222

		655,823

Oil, Gas & Consumable Fuels (1.2%)
APA Corp.	2,096	73,150
Chevron Corp.	12,175	1,762,697
ConocoPhillips	8,015	719,827
Coterra Energy, Inc.	4,993	128,769
Devon Energy Corp.	3,804	209,638
Diamondback Energy, Inc.	1,034	125,269
EOG Resources, Inc.	3,629	400,787
Exxon Mobil Corp.	26,104	2,235,547
Hess Corp.	1,717	181,899
Kinder Morgan, Inc.	12,084	202,528
Marathon Oil Corp.	4,385	98,575
Marathon Petroleum Corp.	3,352	275,568
Occidental Petroleum Corp.	5,517	324,841
ONEOK, Inc.	2,768	153,624
Phillips 66	2,981	244,412
Pioneer Natural Resources Co.	1,394	310,974
Valero Energy Corp.	2,529	268,782
Williams Cos., Inc. (The)	7,548	235,573

		7,952,460

Total Energy		8,608,283

Financials (3.1%)
Banks (1.1%)
Bank of America Corp.	43,935	1,367,697
Citigroup, Inc.	12,033	553,398
Citizens Financial Group, Inc.	3,039	108,462
Comerica, Inc.	810	59,438
Fifth Third Bancorp	4,251	142,834
First Republic Bank	1,112	160,350
Huntington Bancshares, Inc.	8,918	107,283
JPMorgan Chase & Co.	18,200	2,049,502
KeyCorp	5,778	99,555
M&T Bank Corp.	1,112	177,242
PNC Financial Services Group, Inc. (The)	2,563	404,364
Regions Financial Corp.	5,791	108,581
Signature Bank	390	69,892
SVB Financial Group*	365	144,171
Truist Financial Corp.	8,250	391,297
US Bancorp	8,378	385,556
Wells Fargo & Co.	23,487	919,986
Zions Bancorp NA	938	47,744

		7,297,352

Capital Markets (0.8%)
Ameriprise Financial, Inc.	681	161,860
Bank of New York Mellon Corp. (The)	4,605	192,075
BlackRock, Inc.	882	537,173
Cboe Global Markets, Inc.	658	74,479
Charles Schwab Corp. (The)	9,346	590,480
CME Group, Inc.	2,227	455,867
FactSet Research Systems, Inc.	235	90,374
Franklin Resources, Inc. (x)	1,735	40,443

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Intercontinental Exchange, Inc.	3,459	$325,284
Invesco Ltd.	2,087	33,663
MarketAxess Holdings, Inc.	234	59,906
Moody’s Corp.	995	270,610
Morgan Stanley	8,672	659,592
MSCI, Inc.	503	207,312
Nasdaq, Inc.	714	108,914
Northern Trust Corp.	1,291	124,556
Raymond James Financial, Inc.	1,205	107,739
S&P Global, Inc.	2,048	690,299
State Street Corp.	2,275	140,254
T. Rowe Price Group, Inc.	1,408	159,963

		5,030,843

Consumer Finance (0.1%)
American Express Co.	3,780	523,983
Capital One Financial Corp.	2,436	253,807
Discover Financial Services	1,741	164,664
Synchrony Financial	3,108	85,843

		1,028,297

Diversified Financial Services (0.5%)
Berkshire Hathaway, Inc., Class B*	11,211	3,060,827

Insurance (0.6%)
Aflac, Inc.	3,672	203,172
Allstate Corp. (The)	1,704	215,948
American International Group, Inc.	4,909	250,997
Aon plc, Class A	1,316	354,899
Arthur J Gallagher & Co.	1,302	212,278
Assurant, Inc.	335	57,905
Brown & Brown, Inc.	1,452	84,710
Chubb Ltd.	2,626	516,219
Cincinnati Financial Corp.	924	109,938
Everest Re Group Ltd.	244	68,388
Globe Life, Inc.	562	54,778
Hartford Financial Services Group, Inc. (The)	2,038	133,346
Lincoln National Corp.	1,002	46,864
Loews Corp.	1,205	71,408
Marsh & McLennan Cos., Inc.	3,110	482,828
MetLife, Inc.	4,283	268,930
Principal Financial Group, Inc.	1,456	97,246
Progressive Corp. (The)	3,624	421,362
Prudential Financial, Inc.	2,324	222,360
Travelers Cos., Inc. (The)	1,487	251,496
W R Berkley Corp.	1,298	88,601
Willis Towers Watson plc	691	136,397

		4,350,070

Total Financials		20,767,389

Health Care (4.5%)
Biotechnology (0.7%)
AbbVie, Inc.	10,950	1,677,102
Amgen, Inc.	3,310	805,323
Biogen, Inc.*	908	185,178
Gilead Sciences, Inc.	7,773	480,449
Incyte Corp.*	1,167	88,657
Moderna, Inc.*	2,144	306,270
Regeneron Pharmaceuticals, Inc.*	669	395,466
Vertex Pharmaceuticals, Inc.*	1,585	446,637

		4,385,082

Health Care Equipment & Supplies (0.8%)
Abbott Laboratories	10,850	1,178,852
ABIOMED, Inc.*	282	69,798
Align Technology, Inc.*	454	107,448
Baxter International, Inc.	3,120	200,398
Becton Dickinson and Co.	1,766	435,372
Boston Scientific Corp.*	8,859	330,175
Cooper Cos., Inc. (The)	306	95,815
Dentsply Sirona, Inc.	1,335	47,700
Dexcom, Inc.*	2,432	181,257
Edwards Lifesciences Corp.*	3,853	366,382
Hologic, Inc.*	1,545	107,068
IDEXX Laboratories, Inc.*	521	182,730
Intuitive Surgical, Inc.*	2,224	446,379
Medtronic plc	8,313	746,092
ResMed, Inc.	906	189,925
STERIS plc	620	127,813
Stryker Corp.	2,086	414,968
Teleflex, Inc.	291	71,542
Zimmer Biomet Holdings, Inc.	1,299	136,473

		5,436,187

Health Care Providers & Services (1.0%)
AmerisourceBergen Corp.	935	132,284
Cardinal Health, Inc.	1,688	88,232
Centene Corp.*	3,624	306,627
Cigna Corp.	1,966	518,080
CVS Health Corp.	8,126	752,955
DaVita, Inc.*	375	29,985
Elevance Health, Inc.	1,494	720,974
HCA Healthcare, Inc.	1,410	236,965
Henry Schein, Inc.*	855	65,613
Humana, Inc.	784	366,967
Laboratory Corp. of America Holdings	574	134,523
McKesson Corp.	901	293,915
Molina Healthcare, Inc.*	364	101,778
Quest Diagnostics, Inc.	727	96,676
UnitedHealth Group, Inc.	5,814	2,986,245
Universal Health Services, Inc., Class B	416	41,895

		6,873,714

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	1,860	220,912
Bio-Rad Laboratories, Inc., Class A*	134	66,330
Bio-Techne Corp.	243	84,233
Charles River Laboratories International, Inc.*	315	67,401
Danaher Corp.	4,010	1,016,615
Illumina, Inc.*	973	179,382
IQVIA Holdings, Inc.*	1,173	254,529
Mettler-Toledo International, Inc.*	141	161,977
PerkinElmer, Inc.	782	111,216
Thermo Fisher Scientific, Inc.	2,426	1,317,997
Waters Corp.*	373	123,456
West Pharmaceutical Services, Inc.	459	138,788

		3,742,836

Pharmaceuticals (1.4%)
Bristol-Myers Squibb Co.	13,193	1,015,861
Catalent, Inc.*	1,111	119,199
Eli Lilly and Co.	4,887	1,584,512

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Johnson & Johnson	16,306	$2,894,478
Merck & Co., Inc.	15,670	1,428,634
Organon & Co.	1,572	53,055
Pfizer, Inc.	34,769	1,822,939
Viatris, Inc.	7,512	78,651
Zoetis, Inc.	2,916	501,231

		9,498,560

Total Health Care		29,936,379

Industrials (2.3%)
Aerospace & Defense (0.5%)
Boeing Co. (The)*	3,446	471,137
General Dynamics Corp.	1,428	315,945
Howmet Aerospace, Inc.	2,331	73,310
Huntington Ingalls Industries, Inc.	248	54,019
L3Harris Technologies, Inc.	1,195	288,832
Lockheed Martin Corp.	1,468	631,181
Northrop Grumman Corp.	905	433,106
Raytheon Technologies Corp.	9,216	885,750
Textron, Inc.	1,333	81,406
TransDigm Group, Inc.*	321	172,271

		3,406,957

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	789	79,981
Expeditors International of Washington, Inc.	1,040	101,358
FedEx Corp.	1,478	335,077
United Parcel Service, Inc., Class B	4,551	830,740

		1,347,156

Airlines (0.1%)
Alaska Air Group, Inc.*	781	31,279
American Airlines Group, Inc. (x)*	4,025	51,037
Delta Air Lines, Inc.*	3,972	115,069
Southwest Airlines Co.*	3,674	132,705
United Airlines Holdings, Inc.*	2,025	71,725

		401,815

Building Products (0.1%)
A O Smith Corp.	806	44,072
Allegion plc	544	53,257
Carrier Global Corp.	5,256	187,429
Fortune Brands Home & Security, Inc.	811	48,563
Johnson Controls International plc	4,311	206,411
Masco Corp.	1,462	73,977
Trane Technologies plc	1,449	188,182

		801,891

Commercial Services & Supplies (0.1%)
Cintas Corp.	539	201,333
Copart, Inc.*	1,325	143,974
Republic Services, Inc.	1,292	169,084
Rollins, Inc.	1,404	49,028
Waste Management, Inc.	2,367	362,104

		925,523

Construction & Engineering (0.0%)†
Quanta Services, Inc.	891	111,678

Electrical Equipment (0.1%)
AMETEK, Inc.	1,431	157,252
Eaton Corp. plc	2,472	311,447
Emerson Electric Co.	3,681	292,787
Generac Holdings, Inc.*	396	83,390
Rockwell Automation, Inc.	720	143,503

		988,379

Industrial Conglomerates (0.2%)
3M Co.	3,526	456,300
General Electric Co.	6,820	434,229
Honeywell International, Inc.	4,218	733,131

		1,623,660

Machinery (0.5%)
Caterpillar, Inc.	3,305	590,802
Cummins, Inc.	874	169,145
Deere & Co.	1,730	518,083
Dover Corp.	893	108,339
Fortive Corp.	2,221	120,778
IDEX Corp.	471	85,548
Illinois Tool Works, Inc.	1,756	320,031
Ingersoll Rand, Inc.	2,515	105,831
Nordson Corp.	334	67,615
Otis Worldwide Corp.	2,620	185,155
PACCAR, Inc.	2,154	177,360
Parker-Hannifin Corp.	795	195,610
Pentair plc	1,025	46,914
Snap-on, Inc.	331	65,217
Stanley Black & Decker, Inc.	935	98,044
Westinghouse Air Brake Technologies Corp.	1,132	92,915
Xylem, Inc.	1,116	87,249

		3,034,636

Professional Services (0.1%)
Equifax, Inc.	758	138,547
Jacobs Engineering Group, Inc.	797	101,323
Leidos Holdings, Inc.	847	85,301
Nielsen Holdings plc	2,229	51,757
Robert Half International, Inc.	685	51,300
Verisk Analytics, Inc.	978	169,282

		597,510

Road & Rail (0.3%)
CSX Corp.	13,473	391,526
JB Hunt Transport Services, Inc.	519	81,727
Norfolk Southern Corp.	1,477	335,707
Old Dominion Freight Line, Inc.	569	145,823
Union Pacific Corp.	3,892	830,086

		1,784,869

Trading Companies & Distributors (0.1%)
Fastenal Co.	3,567	178,065
United Rentals, Inc.*	444	107,852
WW Grainger, Inc.	266	120,878

		406,795

Total Industrials		15,430,869

Information Technology (8.0%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	1,394	130,674
Cisco Systems, Inc.	25,742	1,097,639
F5, Inc.*	375	57,390

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Juniper Networks, Inc.	2,002	$57,057
Motorola Solutions, Inc.	1,037	217,355

		1,560,115

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	3,700	238,206
CDW Corp.	837	131,878
Corning, Inc.	4,710	148,412
Keysight Technologies, Inc.*	1,128	155,495
TE Connectivity Ltd.	1,996	225,847
Teledyne Technologies, Inc.*	290	108,782
Trimble, Inc.*	1,550	90,256
Zebra Technologies Corp., Class A*	325	95,534

		1,194,410

IT Services (1.3%)
Accenture plc, Class A	3,925	1,089,776
Akamai Technologies, Inc.*	993	90,691
Automatic Data Processing, Inc.	2,589	543,793
Broadridge Financial Solutions, Inc.	726	103,491
Cognizant Technology Solutions Corp., Class A	3,230	217,993
DXC Technology Co.*	1,515	45,920
EPAM Systems, Inc.*	354	104,352
Fidelity National Information Services, Inc.	3,785	346,971
Fiserv, Inc.*	3,605	320,737
FleetCor Technologies, Inc.*	479	100,643
Gartner, Inc.*	499	120,673
Global Payments, Inc.	1,745	193,067
International Business Machines Corp.	5,573	786,852
Jack Henry & Associates, Inc.	452	81,369
Mastercard, Inc., Class A	5,322	1,678,984
Paychex, Inc.	1,991	226,715
PayPal Holdings, Inc.*	7,176	501,172
VeriSign, Inc.*	591	98,892
Visa, Inc., Class A	10,198	2,007,884

		8,659,975

Semiconductors & Semiconductor Equipment (1.5%)
Advanced Micro Devices, Inc.*	10,042	767,912
Analog Devices, Inc.	3,243	473,770
Applied Materials, Inc.	5,474	498,024
Broadcom, Inc.	2,530	1,229,099
Enphase Energy, Inc.*	837	163,416
Intel Corp.	25,338	947,895
KLA Corp.	925	295,149
Lam Research Corp.	860	366,489
Microchip Technology, Inc.	3,445	200,086
Micron Technology, Inc.	6,920	382,538
Monolithic Power Systems, Inc.	272	104,459
NVIDIA Corp.	15,517	2,352,222
NXP Semiconductors NV	1,627	240,845
ON Semiconductor Corp.*	2,692	135,434
Qorvo, Inc.*	672	63,383
QUALCOMM, Inc.	6,940	886,516
Skyworks Solutions, Inc.	997	92,362
SolarEdge Technologies, Inc.*	343	93,872
Teradyne, Inc.	993	88,923
Texas Instruments, Inc.	5,714	877,956

		10,260,350

Software (2.7%)
Adobe, Inc.*	2,928	1,071,824
ANSYS, Inc.*	539	128,977
Autodesk, Inc.*	1,348	231,802
Cadence Design Systems, Inc.*	1,709	256,401
Ceridian HCM Holding, Inc.*	851	40,065
Citrix Systems, Inc.	773	75,113
Fortinet, Inc.*	4,128	233,562
Intuit, Inc.	1,752	675,291
Microsoft Corp.	46,345	11,902,786
NortonLifeLock, Inc.	3,606	79,188
Oracle Corp.	9,755	681,582
Paycom Software, Inc.*	298	83,476
PTC, Inc.*	652	69,334
Roper Technologies, Inc.	656	258,891
Salesforce, Inc.*	6,157	1,016,151
ServiceNow, Inc.*	1,242	590,596
Synopsys, Inc.*	949	288,211
Tyler Technologies, Inc.*	257	85,447

		17,768,697

Technology Hardware, Storage & Peripherals (2.1%)
Apple, Inc.	95,279	13,026,545
Hewlett Packard Enterprise Co.	8,056	106,822
HP, Inc.	6,527	213,955
NetApp, Inc.	1,379	89,966
Seagate Technology Holdings plc	1,225	87,514
Western Digital Corp.*	1,941	87,015

		13,611,817

Total Information Technology		53,055,364

Materials (0.8%)
Chemicals (0.6%)
Air Products and Chemicals, Inc.	1,374	330,420
Albemarle Corp.	726	151,719
Celanese Corp.	671	78,916
CF Industries Holdings, Inc.	1,293	110,849
Corteva, Inc.	4,485	242,818
Dow, Inc.	4,512	232,864
DuPont de Nemours, Inc.	3,151	175,133
Eastman Chemical Co.	799	71,726
Ecolab, Inc.	1,540	236,790
FMC Corp.	780	83,468
International Flavors & Fragrances, Inc.	1,579	188,090
Linde plc	3,119	896,806
LyondellBasell Industries NV, Class A	1,604	140,286
Mosaic Co. (The)	2,243	105,937
PPG Industries, Inc.	1,464	167,394
Sherwin-Williams Co. (The)	1,483	332,059

		3,545,275

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	386	115,507
Vulcan Materials Co.	824	117,090

		232,597

Containers & Packaging (0.1%)
Amcor plc	9,312	115,748
Avery Dennison Corp.	506	81,906
Ball Corp.	1,982	136,302

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
International Paper Co.	2,297	$96,084
Packaging Corp. of America	581	79,888
Sealed Air Corp.	905	52,237
Westrock Co.	1,579	62,907

		625,072

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	8,981	262,784
Newmont Corp.	4,918	293,457
Nucor Corp.	1,649	172,172

		728,413

Total Materials		5,131,357

Real Estate (0.9%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
Alexandria Real Estate Equities, Inc. (REIT)	920	133,428
American Tower Corp. (REIT)	2,880	736,099
AvalonBay Communities, Inc. (REIT)	866	168,220
Boston Properties, Inc. (REIT)	884	78,658
Camden Property Trust (REIT)	660	88,757
Crown Castle International Corp. (REIT)	2,683	451,763
Digital Realty Trust, Inc. (REIT)	1,764	229,020
Duke Realty Corp. (REIT)	2,382	130,891
Equinix, Inc. (REIT)	564	370,559
Equity Residential (REIT)	2,120	153,106
Essex Property Trust, Inc. (REIT)	405	105,912
Extra Space Storage, Inc. (REIT)	832	141,540
Federal Realty OP LP (REIT)	443	42,413
Healthpeak Properties, Inc. (REIT)	3,343	86,617
Host Hotels & Resorts, Inc. (REIT)	4,429	69,447
Iron Mountain, Inc. (REIT)	1,801	87,691
Kimco Realty Corp. (REIT)	3,830	75,719
Mid-America Apartment Communities, Inc. (REIT)	715	124,889
Prologis, Inc. (REIT)	4,587	539,661
Public Storage (REIT)	946	295,786
Realty Income Corp. (REIT)	3,728	254,473
Regency Centers Corp. (REIT)	961	56,997
SBA Communications Corp. (REIT)	668	213,793
Simon Property Group, Inc. (REIT)	2,035	193,162
UDR, Inc. (REIT)	1,855	85,404
Ventas, Inc. (REIT)	2,477	127,392
VICI Properties, Inc. (REIT)	5,967	177,757
Vornado Realty Trust (REIT)	986	28,190
Welltower, Inc. (REIT)	2,813	231,651
Weyerhaeuser Co. (REIT)	4,613	152,783

		5,631,778

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	2,025	149,060

Total Real Estate		5,780,838

Utilities (0.9%)
Electric Utilities (0.6%)
Alliant Energy Corp.	1,554	91,080
American Electric Power Co., Inc.	3,182	305,281
Constellation Energy Corp.	2,024	115,894
Duke Energy Corp.	4,771	511,499
Edison International	2,362	149,373
Entergy Corp.	1,260	141,926
Evergy, Inc.	1,422	92,785
Eversource Energy	2,137	180,512
Exelon Corp.	6,074	275,274
FirstEnergy Corp.	3,538	135,824
NextEra Energy, Inc.	12,173	942,921
NRG Energy, Inc.	1,470	56,110
Pinnacle West Capital Corp.	700	51,184
PPL Corp.	4,560	123,713
Southern Co. (The)	6,584	469,505
Xcel Energy, Inc.	3,375	238,815

		3,881,696

Gas Utilities (0.0%)†
Atmos Energy Corp.	861	96,518

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	4,138	86,939

Multi-Utilities (0.3%)
Ameren Corp.	1,600	144,576
CenterPoint Energy, Inc.	3,900	115,362
CMS Energy Corp.	1,798	121,365
Consolidated Edison, Inc.	2,195	208,745
Dominion Energy, Inc.	5,027	401,205
DTE Energy Co.	1,201	152,227
NiSource, Inc.	2,515	74,167
Public Service Enterprise Group, Inc.	3,094	195,788
Sempra Energy	1,948	292,726
WEC Energy Group, Inc.	1,955	196,751

		1,902,912

Water Utilities (0.0%)†
American Water Works Co., Inc.	1,126	167,515

Total Utilities		6,135,580

Total Common Stocks (29.8%) (Cost $147,300,644)		196,999,417

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (39.5%)
U.S. Treasury Notes 1.625%, 5/15/31	$290,900,000	260,628,219

Total Long-Term Debt Securities (39.5%) (Cost $261,383,893)		260,628,219

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (26.3%)
Goldman Sachs Financial Square Funds – Government Fund‡	32,554,639	32,554,639
Goldman Sachs Financial Square Funds – Treasury Obligations Fund‡	31,891,058	31,891,058
Goldman Sachs Financial Square Funds – Treasury Solutions Fund‡	31,558,068	31,558,068

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
JPMorgan Prime Money Market Fund, IM Shares	77,650,631	$77,666,161

Total Investment Companies		173,669,926

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.0%)
Deutsche Bank Securities, Inc., 1.45%, dated 6/30/22, due 7/1/22, repurchase price $157,222, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $160,360. (xx)	$157,216	157,216

Total Short-Term Investments (26.3%) (Cost $173,818,447)		173,827,142

Total Investments in Securities (95.6%) (Cost $582,502,984)		631,454,778
Other Assets Less Liabilities (4.4%)		29,395,349

Net Assets (100%)		$660,850,127

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $183,404. This was collateralized by $35,766 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.000%, maturing 8/4/22 – 2/15/52 and by cash of $157,216 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2022, were as follows:

Security Description	Shares at June 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
SHORT-TERM INVESTMENTS:
Investment Companies
Goldman Sachs Financial Square Funds – Government Fund	32,554,639	37,911,152	—	(5,356,513)	—	—	32,554,639	63,412	—
Goldman Sachs Financial Square Funds – Treasury Obligations Fund	31,891,058	37,138,255	—	(5,247,197)	—	—	31,891,058	58,035	—
Goldman Sachs Financial Square Funds – Treasury Solutions Fund	31,558,068	36,750,607	—	(5,192,539)	—	—	31,558,068	57,154	—

Total		111,800,014	—	(15,796,249)	—	—	96,003,765	178,601	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Futures contracts outstanding as of June 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,136	9/2022	EUR	40,964,114	(791,493)
FTSE 100 Index	329	9/2022	GBP	28,519,014	(75,096)
Russell 2000 E-Mini Index	293	9/2022	USD	25,022,200	(1,058,368)
S&P Midcap 400 E-Mini Index	168	9/2022	USD	38,102,400	(1,667,121)
TOPIX Index	220	9/2022	JPY	30,329,452	(1,184,387)

					(4,776,465)

Short Contracts
S&P 500 E-Mini Index	(216)	9/2022	USD	(40,926,600)	(692,045)

					(692,045)

					(5,468,510)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$17,509,725	$—	$—	$17,509,725
Consumer Discretionary	20,831,447	—	—	20,831,447
Consumer Staples	13,812,186	—	—	13,812,186
Energy	8,608,283	—	—	8,608,283
Financials	20,767,389	—	—	20,767,389
Health Care	29,936,379	—	—	29,936,379
Industrials	15,430,869	—	—	15,430,869
Information Technology	53,055,364	—	—	53,055,364
Materials	5,131,357	—	—	5,131,357
Real Estate	5,780,838	—	—	5,780,838
Utilities	6,135,580	—	—	6,135,580
Short-Term Investments
Investment Companies	173,669,926	—	—	173,669,926
Repurchase Agreement	—	157,216	—	157,216
U.S. Treasury Obligation	—	260,628,219	—	260,628,219

Total Assets	$370,669,343	$260,785,435	$—	$631,454,778

Liabilities:
Futures	$(5,468,510)	$—	$—	$(5,468,510)

Total Liabilities	$(5,468,510)	$—	$—	$(5,468,510)

Total	$365,200,833	$260,785,435	$—	$625,986,268

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(5,468,510	)*

Total		$(5,468,510)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(29,794,397)	$(29,794,397)

Total	$(29,794,397)	$(29,794,397)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(10,497,588)	$(10,497,588)

Total	$(10,497,588)	$(10,497,588)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $220,309,000 during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$19,562,041
Long-term U.S. government debt securities	620,438,070

$640,000,111

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$10,195,778
Long-term U.S. government debt securities	662,517,411

$672,713,189

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$52,380,529
Aggregate gross unrealized depreciation	(14,160,913)

Net unrealized appreciation	$38,219,616

Federal income tax cost of investments in securities and derivative instruments, if applicable	$587,766,652

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $96,003,765)	$96,003,765
Unaffiliated Issuers (Cost $486,342,003)	535,293,797
Repurchase Agreements (Cost $157,216)	157,216
Cash	16,092,269
Foreign cash (Cost $476,159)	424,167
Due from broker for futures variation margin	9,316,006
Receivable for securities sold	8,275,040
Dividends, interest and other receivables	924,892
Receivable for Portfolio shares sold	11,950
Securities lending income receivable	77
Other assets	7,919

Total assets	666,507,098

LIABILITIES
Payable for securities purchased	4,736,606
Investment management fees payable	417,908
Payable for return of collateral on securities loaned	157,216
Distribution fees payable – Class IB	138,165
Administrative fees payable	67,804
Payable for Portfolio shares redeemed	67,237
Payable to Adviser	9,877
Accrued expenses	62,158

Total liabilities	5,656,971

NET ASSETS	$660,850,127

Net assets were comprised of:
Paid in capital	$735,429,205
Total distributable earnings (loss)	(74,579,078)

Net assets	$660,850,127

Class IB
Net asset value, offering and redemption price per share, $660,850,127 / 70,767,295 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.34

(x)	Includes value of securities on loan of $183,404.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Interest	$2,800,056
Dividends ($178,601 of dividend income received from affiliates) (net of $477 foreign withholding tax)	1,986,303
Securities lending (net)	289

Total income	4,786,648

EXPENSES
Investment management fees	2,865,167
Distribution fees – Class IB	895,617
Administrative fees	429,307
Professional fees	34,445
Custodian fees	31,363
Printing and mailing expenses	19,151
Trustees’ fees	11,146
Miscellaneous	10,616

Gross expenses	4,296,812
Less: Waiver from investment manager	(72,844)

Net expenses	4,223,968

NET INVESTMENT INCOME (LOSS)	562,680

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(34,972,946)
Futures contracts	(29,794,397)
Foreign currency transactions	(352,456)

Net realized gain (loss)	(65,119,799)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(49,877,717)
Futures contracts	(10,497,588)
Foreign currency translations	213,725

Net change in unrealized appreciation (depreciation)	(60,161,580)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(125,281,379)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(124,718,699)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$562,680	$(1,582,712)
Net realized gain (loss)	(65,119,799)	40,661,514
Net change in unrealized appreciation (depreciation)	(60,161,580)	35,921,941

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(124,718,699)	75,000,743

Distributions to shareholders:
Class IB	—	(79,346,871)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,532,097 and 3,040,354 shares, respectively ]	15,575,710	35,478,457
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,136,966 shares, respectively ]	—	79,346,871
Capital shares repurchased [ (1,850,340) and (2,903,292) shares, respectively ]	(18,615,419)	(33,674,534)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(3,039,709)	81,150,794

TOTAL INCREASE (DECREASE) IN NET ASSETS	(127,758,408)	76,804,666
NET ASSETS:
Beginning of period	788,608,535	711,803,869

End of period	$660,850,127	$788,608,535

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021		2020		2019		2018		2017
Net asset value, beginning of period	$11.09		$11.15		$10.80		$9.95		$10.58		$10.22

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01		(0.02)		—	#	0.11		0.10		0.06
Net realized and unrealized gain (loss)	(1.76)		1.18		0.53		1.63		(0.63)		0.99

Total from investment operations	(1.75)		1.16		0.53		1.74		(0.53)		1.05

Less distributions:
Dividends from net investment income	—		(0.01)		(0.02)		(0.11)		(0.10)		(0.05)
Distributions from net realized gains	—		(1.21)		(0.16)		(0.78)		—		(0.64)

Total dividends and distributions	—		(1.22)		(0.18)		(0.89)		(0.10)		(0.69)

Net asset value, end of period	$9.34		$11.09		$11.15		$10.80		$9.95		$10.58

Total return (b)	(15.78)%		10.60%		4.96%		17.57%		(5.05)%		10.39%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$660,850		$788,609		$711,804		$660,492		$504,549		$453,327
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.18	%(j)	1.17	%(j)	1.15	%(j)	1.16	%(j)	1.13	%(j)	1.17	%(k)
Before waivers and reimbursements (a)(f)	1.20%		1.20%		1.21%		1.20%		1.20%		1.20%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.16%		(0.21)%		(0.01)%		1.05%		1.00%		0.52%
Before waivers and reimbursements (a)(f)	0.14%		(0.23)%		(0.07)%		1.01%		0.93%		0.49%
Portfolio turnover rate^	123	%(z)	252%		97%		193%		183%		219%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.20% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.23% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
U.S. Government Agency Securities	46.3%
U.S. Treasury Obligations	42.2
Exchange Traded Funds	8.3
Repurchase Agreements	1.8
Investment Company	0.5
Financials	0.2
Cash and Other	0.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IA
Actual	$1,000.00	$944.60	$3.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.57	3.26
Class IB
Actual	1,000.00	945.20	3.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.57	3.26
Class K
Actual	1,000.00	946.60	1.93
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.81	2.01

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.65%, 0.65% and 0.40%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.2%)
Financials (0.2%)
Diversified Financial Services (0.2%)
Private Export Funding Corp.
Series KK 3.550%, 1/15/24	$5,979,000	$6,033,783
Series NN 3.250%, 6/15/25	2,500,000	2,509,172

		8,542,955

Total Financials		8,542,955

Total Corporate Bond		8,542,955

U.S. Government Agency Securities (46.3%)
FFCB 2.875%, 7/17/23	20,000,000	20,028,296
1.600%, 8/14/23	20,000,000	19,713,962
0.300%, 9/1/23	10,000,000	9,696,450
0.290%, 11/2/23	10,000,000	9,632,227
0.310%, 11/30/23	10,000,000	9,641,271
0.250%, 2/26/24	35,370,000	33,826,096
0.350%, 5/16/24	10,000,000	9,516,135
2.625%, 5/16/24	33,695,000	33,480,386
0.390%, 6/17/24	10,000,000	9,503,413
0.470%, 8/19/24	10,000,000	9,462,697
0.440%, 11/4/24	10,000,000	9,425,353
0.300%, 11/12/24	5,000,000	4,694,313
1.750%, 2/14/25	31,505,000	30,479,005
0.680%, 8/4/25	30,000,000	27,820,179
0.570%, 8/12/25	10,000,000	9,258,622
0.600%, 11/24/25	15,000,000	13,814,450
0.680%, 1/13/27	5,000,000	4,462,104
0.700%, 1/27/27	15,000,000	13,445,394
1.040%, 1/25/29	15,000,000	12,899,255
1.230%, 7/29/30	5,000,000	4,170,478
1.240%, 9/3/30	10,000,000	8,327,266
1.380%, 1/14/31	30,000,000	24,978,789
1.990%, 3/17/31	10,000,000	8,723,581
FHLB 0.125%, 8/28/23	40,000,000	38,782,516
3.375%, 9/8/23	50,000,000	50,257,960
0.250%, 12/8/23	10,000,000	9,622,223
2.500%, 2/13/24	51,865,000	51,497,625
2.125%, 2/28/24	16,445,000	16,227,109
0.375%, 3/15/24	50,000,000	47,796,240
2.875%, 6/14/24	13,085,000	13,039,496
2.750%, 6/28/24	50,000,000	49,711,540
1.500%, 8/15/24	47,875,000	46,432,636
2.875%, 9/13/24	46,180,000	46,008,072
2.750%, 12/13/24 (x)	40,000,000	39,708,440
1.250%, 1/27/25	25,000,000	23,906,770
2.375%, 3/14/25	10,000,000	9,821,630
0.500%, 4/14/25	41,290,000	38,526,774
0.500%, 6/13/25	20,000,000	18,567,460
3.125%, 6/13/25	10,000,000	10,021,115
0.375%, 9/4/25	56,620,000	52,150,825
0.550%, 1/20/26	5,000,000	4,564,766
0.625%, 1/22/26	25,000,000	22,883,315
0.650%, 1/28/26	15,000,000	13,737,278
0.700%, 1/28/26	20,000,000	18,349,840
0.600%, 2/12/26	10,000,000	9,113,433
0.680%, 2/24/26	5,000,000	4,576,685
0.750%, 2/24/26	25,000,000	22,874,530
0.650%, 2/26/26	10,000,000	9,141,981
1.875%, 9/11/26	24,000,000	22,841,755
0.830%, 2/10/27	10,000,000	8,999,572
0.900%, 2/26/27	10,000,000	8,977,010
1.100%, 2/25/28	15,000,000	13,302,195
3.250%, 6/9/28	25,000,000	25,167,747
1.000%, 8/16/28	5,000,000	4,350,537
3.250%, 11/16/28 (x)	66,335,000	66,700,937
FHLMC 0.250%, 8/24/23	15,710,000	15,240,854
0.250%, 9/8/23	11,315,000	10,959,724
0.125%, 10/16/23	3,785,000	3,651,066
0.320%, 11/2/23	20,000,000	19,322,672
0.250%, 11/6/23	100,000,000	96,483,010
0.300%, 11/16/23	10,000,000	9,636,520
0.250%, 12/4/23	42,055,000	40,480,524
0.360%, 5/15/24	10,000,000	9,517,590
0.450%, 11/25/24	10,000,000	9,414,730
4.000%, 12/30/24	30,000,000	30,078,297
1.500%, 2/12/25	60,000,000	57,707,778
0.375%, 7/21/25	7,225,000	6,669,999
0.600%, 8/12/25	10,000,000	9,284,543
0.375%, 9/23/25	68,490,000	62,826,028
0.600%, 9/30/25	20,000,000	18,507,806
0.600%, 10/15/25	10,905,000	10,078,295
0.600%, 11/12/25	5,000,000	4,591,606
0.640%, 11/24/25	15,000,000	13,844,028
0.625%, 11/25/25	10,000,000	9,215,380
0.620%, 12/1/25	15,000,000	13,827,724
0.750%, 6/23/26	15,000,000	13,691,075
6.750%, 9/15/29 (x)	20,000,000	24,740,060
FNMA 0.250%, 7/10/23	9,090,000	8,841,684
2.875%, 9/12/23	20,000,000	19,994,322
0.310%, 11/16/23	10,000,000	9,635,955
0.250%, 11/27/23 (x)	25,430,000	24,513,042
2.500%, 2/5/24 (x)	111,045,000	110,299,011
1.750%, 7/2/24 (x)	50,000,000	48,908,030
2.625%, 9/6/24	85,000,000	84,275,256
1.625%, 10/15/24	65,050,000	63,097,290
1.625%, 1/7/25	83,600,000	80,778,483
0.625%, 4/22/25	21,380,000	19,996,609
0.500%, 6/17/25	20,000,000	18,553,912
0.375%, 8/25/25	127,500,000	117,278,262
0.580%, 10/20/25	20,000,000	18,360,902
0.560%, 10/22/25	10,000,000	9,224,947
0.540%, 10/27/25	10,000,000	9,173,720
0.600%, 10/29/25	10,000,000	9,195,237
0.500%, 11/7/25 (x)	23,385,000	21,491,750
0.560%, 11/17/25	10,000,000	9,170,466
0.650%, 12/10/25	10,000,000	9,164,418
0.650%, 12/17/25	10,000,000	9,217,852
2.125%, 4/24/26	119,485,000	115,455,978
1.875%, 9/24/26	120,000,000	114,210,108
0.875%, 12/18/26	10,000,000	9,001,490
0.750%, 10/8/27 (x)	80,000,000	70,980,464
7.125%, 1/15/30	40,000,000	50,481,432

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
0.875%, 8/5/30 (x)	$87,000,000	$72,162,011
6.625%, 11/15/30	20,000,000	24,811,114
Hashemite Kingdom of Jordan AID Bonds 3.000%, 6/30/25	6,301,000	6,253,964
State of Israel AID Bonds 5.500%, 9/18/23	20,000,000	20,616,976
5.500%, 4/26/24	27,579,000	28,770,449
Tennessee Valley Authority 2.875%, 9/15/24	20,000,000	19,934,494
0.750%, 5/15/25	8,330,000	7,792,063
1.500%, 9/15/31	10,420,000	8,832,672
Series A 2.875%, 2/1/27	48,000,000	47,525,703
Series E 6.750%, 11/1/25	15,779,000	17,594,926

Total U.S. Government Agency Securities		2,960,024,035

U.S. Treasury Obligations (42.2%)
U.S. Treasury Bonds
6.250%, 8/15/23	1,000,000	1,037,951
U.S. Treasury Notes
0.125%, 8/15/23	30,000,000	29,067,390
1.375%, 8/31/23	3,125,000	3,069,038
0.125%, 10/15/23	25,000,000	24,121,270
0.250%, 11/15/23	30,000,000	28,920,738
2.750%, 11/15/23	11,500,000	11,468,106
0.500%, 11/30/23	100,000,000	96,646,770
2.125%, 11/30/23	18,000,000	17,799,610
2.250%, 12/31/23	31,000,000	30,685,762
2.250%, 1/31/24	33,000,000	32,648,458
2.500%, 1/31/24	24,000,000	23,832,492
2.125%, 2/29/24	33,000,000	32,574,307
2.375%, 2/29/24	5,000,000	4,955,329
2.125%, 3/31/24 (x)	40,000,000	39,429,688
0.375%, 4/15/24	20,000,000	19,104,454
2.000%, 4/30/24	35,000,000	34,411,433
0.250%, 5/15/24	55,000,000	52,307,668
2.500%, 5/15/24	28,000,000	27,771,405
2.000%, 5/31/24	38,000,000	37,334,734
2.000%, 6/30/24	19,000,000	18,653,556
3.000%, 6/30/24	18,000,000	18,026,010
1.750%, 7/31/24	23,500,000	22,927,173
1.250%, 8/31/24	22,000,000	21,209,463
1.875%, 8/31/24	25,000,000	24,426,415
1.500%, 9/30/24	18,000,000	17,422,031
2.125%, 9/30/24	7,000,000	6,873,672
2.250%, 10/31/24	4,000,000	3,935,000
2.250%, 11/15/24	25,000,000	24,593,750
1.500%, 11/30/24	7,000,000	6,757,615
1.750%, 12/31/24	30,000,000	29,100,000
2.250%, 12/31/24	22,000,000	21,609,603
1.375%, 1/31/25	30,000,000	28,795,314
1.500%, 2/15/25	35,000,000	33,669,391
2.000%, 2/15/25	13,000,000	12,675,000
2.125%, 5/15/25	37,000,000	36,125,783
2.875%, 6/15/25	17,000,000	16,950,853
0.250%, 6/30/25	50,000,000	46,078,125
2.875%, 7/31/25	13,000,000	12,951,444
2.000%, 8/15/25	30,000,000	29,095,725
0.250%, 10/31/25	10,000,000	9,121,953
0.375%, 11/30/25	5,000,000	4,571,875
0.375%, 12/31/25	80,000,000	72,975,000
0.375%, 1/31/26	55,000,000	50,058,597
1.625%, 2/15/26	20,000,000	19,032,812
0.500%, 2/28/26	10,000,000	9,125,000
0.750%, 3/31/26	65,000,000	59,764,451
2.250%, 3/31/26	35,000,000	34,042,866
0.750%, 4/30/26	30,000,000	27,533,052
1.625%, 5/15/26	27,000,000	25,616,250
0.750%, 5/31/26	73,000,000	66,874,847
2.125%, 5/31/26	9,000,000	8,704,477
0.875%, 6/30/26	80,000,000	73,523,136
0.625%, 7/31/26	10,000,000	9,078,906
1.500%, 8/15/26	90,500,000	85,098,281
1.375%, 8/31/26	16,615,000	15,549,035
0.875%, 9/30/26	45,000,000	41,153,908
1.625%, 9/30/26	55,000,000	51,941,522
2.000%, 11/15/26	66,000,000	63,184,691
2.250%, 2/15/27	20,000,000	19,309,376
0.500%, 5/31/27	20,000,000	17,687,500
3.250%, 6/30/27	20,000,000	20,225,000
0.500%, 8/31/27	50,000,000	43,937,500
0.500%, 10/31/27	35,000,000	30,625,406
2.250%, 11/15/27	23,500,000	22,563,673
0.625%, 11/30/27	50,000,000	43,980,470
0.625%, 12/31/27	65,000,000	57,059,665
2.750%, 2/15/28	26,600,000	26,173,985
1.250%, 3/31/28	50,000,000	45,250,000
1.250%, 4/30/28	5,000,000	4,517,578
2.875%, 5/15/28	16,000,000	15,838,850
1.250%, 5/31/28	25,000,000	22,556,640
1.250%, 6/30/28	5,000,000	4,505,940
2.875%, 8/15/28	33,000,000	32,655,312
1.250%, 9/30/28	30,000,000	26,917,857
3.125%, 11/15/28	47,500,000	47,674,415
2.625%, 2/15/29	52,000,000	50,712,189
2.375%, 5/15/29	67,000,000	64,283,358
3.250%, 6/30/29	15,000,000	15,203,910
1.625%, 8/15/29	17,500,000	15,963,281
1.500%, 2/15/30	32,400,000	29,152,405
0.625%, 5/15/30	40,000,000	33,434,376
0.625%, 8/15/30	48,500,000	40,308,049
0.875%, 11/15/30	46,000,000	38,931,093
1.125%, 2/15/31	79,600,000	68,580,375
1.625%, 5/15/31	15,000,000	13,439,062
1.250%, 8/15/31 (x)	55,000,000	47,480,471
1.375%, 11/15/31	49,500,000	43,057,268
1.875%, 2/15/32	55,000,000	49,964,062

Total U.S. Treasury Obligations		2,698,002,251

Total Long-Term Debt Securities (88.7%) (Cost $5,969,579,633)		5,666,569,241

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (8.3%)
Schwab Intermediate-Term U.S. Treasury ETF	$950,000	$49,020,000
Schwab Short-Term U.S. Treasury ETF (x)	950,000	46,730,500
Vanguard Intermediate-Term Treasury ETF (x)	3,900,000	238,524,000
Vanguard Short-Term Treasury ETF (x)	3,400,000	200,124,000

Total Exchange Traded Funds (8.3%) (Cost $543,978,750)		534,398,500

SHORT-TERM INVESTMENTS:
Investment Company (0.5%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	30,000,000	30,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.8%)
Barclays Capital, Inc., 1.45%, dated 6/30/22, due 7/1/22, repurchase price $20,000,806, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/25-11/15/50; total market value $20,400,000. (xx)	$20,000,000	20,000,000
CF Secured LLC, 1.48%, dated 6/30/22, due 7/1/22, repurchase price $20,000,822, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.250%, maturing 9/30/23-11/15/40; total market value $20,400,841. (xx)	20,000,000	20,000,000
Deutsche Bank Securities, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $24,372,315, collateralized by various U.S. Government Agency Securities, ranging from 2.000%-4.000%, maturing 1/1/45-4/1/52; total market value $24,858,726. (xx)	24,371,300	24,371,300
MetLife, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $5,000,208, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-11/15/47; total market value $5,102,253. (xx)	5,000,000	5,000,000
National Bank of Canada, 1.70%, dated 6/30/22, due 7/7/22, repurchase price $23,370,513, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 11/3/22-2/15/51; total market value $25,764,647. (xx)	23,362,790	23,362,790
Societe Generale SA, 1.51%, dated 6/30/22, due 7/7/22, repurchase price $20,405,990, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.807%, maturing 10/11/22-4/30/24; total market value $20,808,007. (xx)	20,400,000	20,400,000
Societe Generale SA, 1.62%, dated 6/30/22, due 7/1/22, repurchase price $1,400,063, collateralized by various Common Stocks; total market value $1,555,921. (xx)	1,400,000	1,400,000

Total Repurchase Agreements		114,534,090

Total Short-Term Investments (2.3%) (Cost $144,534,090)		144,534,090

Total Investments in Securities (99.3%) (Cost $6,658,092,473)		6,345,501,831
Other Assets Less Liabilities (0.7%)		42,989,026

Net Assets (100%)		$6,388,490,857

(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $179,853,156. This was collateralized by $39,874,821 of various U.S. Government Treasury Securities, ranging from 0.000% - 7.625%, maturing 9/15/22 - 5/15/52 and by cash of $144,534,090 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Financials	$—	$8,542,955	$—	$8,542,955
Exchange Traded Funds	534,398,500	—	—	534,398,500
Short-Term Investments
Investment Company	30,000,000	—	—	30,000,000
Repurchase Agreements	—	114,534,090	—	114,534,090
U.S. Government Agency Securities	—	2,960,024,035	—	2,960,024,035
U.S. Treasury Obligations	—	2,698,002,251	—	2,698,002,251

Total Assets	$564,398,500	$5,781,103,331	$—	$6,345,501,831

Total Liabilities	$—	$—	$—	$—

Total	$564,398,500	$5,781,103,331	$—	$6,345,501,831

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$235,793,775
Long-term U.S. government debt securities	830,882,930

$1,066,676,705

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$532,001,913
Long-term U.S. government debt securities	506,226,816

$1,038,228,729

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$856,374
Aggregate gross unrealized depreciation	(313,943,426)

Net unrealized depreciation	$(313,087,052)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,658,588,883

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $6,543,558,383)	$6,230,967,741
Repurchase Agreements (Cost $114,534,090)	114,534,090
Cash	238,944,677
Dividends, interest and other receivables	22,696,862
Receivable for Portfolio shares sold	98,396
Securities lending income receivable	32,890
Other assets	68,515

Total assets	6,607,343,171

LIABILITIES
Payable for return of collateral on securities loaned	144,534,090
Payable for securities purchased	70,365,977
Payable for Portfolio shares redeemed	1,629,077
Investment management fees payable	1,542,552
Administrative fees payable	487,278
Distribution fees payable – Class IB	57,452
Distribution fees payable – Class IA	15,680
Trustees’ fees payable	5,399
Accrued expenses	214,809

Total liabilities	218,852,314

NET ASSETS	$6,388,490,857

Net assets were comprised of:
Paid in capital	$6,701,038,681
Total distributable earnings (loss)	(312,547,824)

Net assets	$6,388,490,857

Class IA
Net asset value, offering and redemption price per share, $77,164,012 / 7,935,156 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.72

Class IB
Net asset value, offering and redemption price per share, $278,275,689 / 28,797,060 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.66

Class K
Net asset value, offering and redemption price per share, $6,033,051,156 / 619,536,892 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.74

(x)	Includes value of securities on loan of $179,853,156.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Interest	$39,392,007
Dividends	2,073,780
Securities lending (net)	122,060

Total income	41,587,847

EXPENSES
Investment management fees	10,081,195
Administrative fees	2,942,655
Distribution fees – Class IB	361,494
Professional fees	117,638
Printing and mailing expenses	105,338
Trustees’ fees	99,793
Distribution fees – Class IA	98,831
Custodian fees	70,172
Miscellaneous	80,187

Gross expenses	13,957,303
Less: Waiver from investment manager	(641,048)

Net expenses	13,316,255

NET INVESTMENT INCOME (LOSS)	28,271,592

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(14,426,903)
Net change in unrealized appreciation (depreciation) on investments in securities	(371,290,902)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(385,717,805)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(357,446,213)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$28,271,592	$62,657,443
Net realized gain (loss)	(14,426,903)	48,239,668
Net change in unrealized appreciation (depreciation)	(371,290,902)	(261,590,415)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(357,446,213)	(150,693,304)

Distributions to shareholders:
Class IA	—	(1,217,368)
Class IB	—	(4,451,624)
Class K	—	(105,926,097)

Total distributions to shareholders	—	(111,595,089)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 347,757 and 715,423 shares, respectively ]	3,445,337	7,539,695
Capital shares issued in reinvestment of dividends and distributions [ 0 and 117,998 shares, respectively ]	—	1,217,368
Capital shares repurchased [ (625,428) and (1,412,177) shares, respectively ]	(6,219,357)	(14,851,560)

Total Class IA transactions	(2,774,020)	(6,094,497)

Class IB
Capital shares sold [ 2,313,740 and 3,971,467 shares, respectively ]	22,714,292	41,606,669
Capital shares issued in reinvestment of dividends and distributions [ 0 and 434,210 shares, respectively ]	—	4,451,624
Capital shares repurchased [ (3,659,503) and (7,902,299) shares, respectively ]	(35,944,665)	(82,725,970)

Total Class IB transactions	(13,230,373)	(36,667,677)

Class K
Capital shares sold [ 101,097,097 and 100,983,097 shares, respectively ]	992,913,109	1,067,382,034
Capital shares issued in reinvestment of dividends and distributions [ 0 and 10,264,866 shares, respectively ]	—	105,926,097
Capital shares repurchased [ (88,360,528) and (217,518,606) shares, respectively ]	(868,062,534)	(2,285,814,747)

Total Class K transactions	124,850,575	(1,112,506,616)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	108,846,182	(1,155,268,790)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(248,600,031)	(1,417,557,183)
NET ASSETS:
Beginning of period	6,637,090,888	8,054,648,071

End of period	$6,388,490,857	$6,637,090,888

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IA			2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.29		$10.66	$10.39	$10.13	$10.18	$10.23

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03		0.06	0.10	0.16	0.13	0.09
Net realized and unrealized gain (loss)	(0.60)		(0.28)	0.33	0.26	(0.05)	(0.04)

Total from investment operations	(0.57)		(0.22)	0.43	0.42	0.08	0.05

Less distributions:
Dividends from net investment income	—		(0.08)	(0.10)	(0.16)	(0.13)	(0.09)
Distributions from net realized gains	—		(0.07)	(0.06)	—	—	(0.01)

Total dividends and distributions	—		(0.15)	(0.16)	(0.16)	(0.13)	(0.10)

Net asset value, end of period	$9.72		$10.29	$10.66	$10.39	$10.13	$10.18

Total return (b)	(5.54)%		(2.08)%	4.22%	4.18%	0.81%	0.42%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$77,164		$84,502	$93,757	$88,801	$92,532	$136,657
Ratio of expenses to average net assets:
After waivers (a)(f)	0.65%		0.65%	0.67%	0.67%	0.67%	0.69%
Before waivers (a)(f)	0.67%		0.66%	0.67%	0.67%	0.67%	0.69%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.64%		0.57%	0.97%	1.50%	1.27%	0.85%
Before waivers (a)(f)	0.62%		0.55%	0.97%	1.50%	1.27%	0.85%
Portfolio turnover rate^	16	%(z)	31%	60%	59%	70%	44%

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.22		$10.60	$10.32	$10.07	$10.12	$10.17

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03		0.06	0.10	0.15	0.13	0.09
Net realized and unrealized gain (loss)	(0.59)		(0.29)	0.34	0.26	(0.05)	(0.04)

Total from investment operations	(0.56)		(0.23)	0.44	0.41	0.08	0.05

Less distributions:
Dividends from net investment income	—		(0.08)	(0.10)	(0.16)	(0.13)	(0.09)
Distributions from net realized gains	—		(0.07)	(0.06)	—	—	(0.01)

Total dividends and distributions	—		(0.15)	(0.16)	(0.16)	(0.13)	(0.10)

Net asset value, end of period	$9.66		$10.22	$10.60	$10.32	$10.07	$10.12

Total return (b)	(5.48)%		(2.18)%	4.34%	4.11%	0.82%	0.42%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$278,276		$308,194	$356,527	$325,835	$330,469	$360,908
Ratio of expenses to average net assets:
After waivers (a)(f)	0.65%		0.65%	0.66%	0.67%	0.67%	0.69%
Before waivers (a)(f)	0.67%		0.66%	0.67%	0.67%	0.67%	0.69%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.64%		0.57%	0.97%	1.50%	1.27%	0.85%
Before waivers (a)(f)	0.62%		0.55%	0.97%	1.50%	1.27%	0.85%
Portfolio turnover rate^	16	%(z)	31%	60%	59%	70%	44%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.29		$10.66	$10.39	$10.13	$10.17	$10.23

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.09	0.13	0.18	0.15	0.11
Net realized and unrealized gain (loss)	(0.59)		(0.29)	0.33	0.27	(0.03)	(0.05)

Total from investment operations	(0.55)		(0.20)	0.46	0.45	0.12	0.06

Less distributions:
Dividends from net investment income	—		(0.10)	(0.13)	(0.19)	(0.16)	(0.11)
Distributions from net realized gains	—		(0.07)	(0.06)	—	—	(0.01)

Total dividends and distributions	—		(0.17)	(0.19)	(0.19)	(0.16)	(0.12)

Net asset value, end of period	$9.74		$10.29	$10.66	$10.39	$10.13	$10.17

Total return (b)	(5.34)%		(1.85)%	4.48%	4.44%	1.16%	0.57%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,033,051		$6,244,395	$7,604,364	$7,052,553	$7,705,387	$7,583,418
Ratio of expenses to average net assets:
After waivers (a)(f)	0.40%		0.40%	0.41%	0.42%	0.42%	0.44%
Before waivers (a)(f)	0.42%		0.41%	0.42%	0.42%	0.42%	0.44%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.89%		0.82%	1.22%	1.75%	1.53%	1.10%
Before waivers (a)(f)	0.87%		0.80%	1.22%	1.75%	1.53%	1.10%
Portfolio turnover rate^	16	%(z)	31%	60%	59%	70%	44%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	Market Value	% of Net Assets
Financials	$157,778,116	13.5%
Industrials	137,069,009	11.8
Health Care	125,512,164	10.8
Consumer Discretionary	107,662,235	9.2
Exchange Traded Funds	104,144,631	8.9
Consumer Staples	103,783,141	8.9
Information Technology	92,689,901	7.9
Repurchase Agreements	76,830,452	6.6
Materials	73,646,866	6.3
Energy	45,944,430	3.9
Communication Services	42,533,891	3.7
Utilities	26,690,869	2.3
Real Estate	17,372,373	1.5
Cash and Other	54,972,937	4.7

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IA
Actual	$1,000.00	$807.10	$4.88
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.39	5.46
Class IB
Actual	1,000.00	807.30	4.88
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.39	5.46
Class K
Actual	1,000.00	808.70	3.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.63	4.21

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.09%, 1.09% and 0.84%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (4.6%)
Ampol Ltd.	10,711	$251,716
APA Group	51,345	399,161
Aristocrat Leisure Ltd.	25,643	609,008
ASX Ltd.	8,242	465,157
Aurizon Holdings Ltd.	77,109	202,635
Australia & New Zealand Banking Group Ltd.	119,949	1,825,020
BHP Group Ltd. (ASE Stock Exchange)	122,365	3,524,435
BHP Group Ltd. (London Stock Exchange)	93,034	2,601,583
BlueScope Steel Ltd.	21,435	235,161
Brambles Ltd.	59,717	441,121
Cochlear Ltd.	2,799	384,148
Coles Group Ltd.	56,755	698,010
Commonwealth Bank of Australia	72,606	4,532,205
Computershare Ltd.	23,942	407,507
CSL Ltd.	20,533	3,815,203
Dexus (REIT)	44,852	274,623
Domino’s Pizza Enterprises Ltd.	2,752	129,064
Endeavour Group Ltd.	58,253	304,491
Evolution Mining Ltd.	69,738	112,165
Fortescue Metals Group Ltd.	72,055	886,312
Glencore plc*	421,948	2,286,481
Goodman Group (REIT)	71,543	880,096
GPT Group (The) (REIT)	81,507	237,150
IDP Education Ltd. (x)	9,216	151,295
Insurance Australia Group Ltd.	102,468	308,522
Lendlease Corp. Ltd.	30,816	193,891
Lottery Corp. Ltd. (The)*	95,346	297,473
Macquarie Group Ltd.	15,544	1,766,630
Medibank Pvt Ltd.	117,620	263,985
Mineral Resources Ltd.	7,489	253,393
Mirvac Group (REIT)	159,470	217,191
National Australia Bank Ltd.	139,235	2,633,217
Newcrest Mining Ltd.	38,753	551,068
Northern Star Resources Ltd.	46,680	215,268
Orica Ltd.	117,859	1,280,552
Origin Energy Ltd.	70,684	281,537
Qantas Airways Ltd.*	38,454	118,752
QBE Insurance Group Ltd.	63,466	532,559
Ramsay Health Care Ltd.	7,528	380,715
REA Group Ltd.	2,335	180,007
Reece Ltd.	9,643	91,810
Rio Tinto Ltd.	15,795	1,131,509
Rio Tinto plc	47,792	2,857,725
Rio Tinto plc (ADR) (x)	32,949	2,009,889
Santos Ltd.	261,833	1,334,809
Scentre Group (REIT)	216,432	386,492
SEEK Ltd.	13,829	200,675
Sonic Healthcare Ltd.	20,017	456,334
South32 Ltd.	199,127	549,691
Stockland (REIT)	97,879	243,967
Suncorp Group Ltd.	54,986	416,939
Telstra Corp. Ltd.	172,940	459,366
Transurban Group	129,858	1,289,601
Treasury Wine Estates Ltd.	31,455	246,270
Vicinity Centres (REIT)	159,395	202,030
Washington H Soul Pattinson & Co. Ltd.	9,572	155,612
Wesfarmers Ltd.	48,244	1,396,390
Westpac Banking Corp.	149,319	2,010,935
WiseTech Global Ltd.	13,920	361,062
Woodside Energy Group Ltd. (ASE Stock Exchange)	63,368	1,387,709
Woodside Energy Group Ltd. (London Stock Exchange)	16,811	356,082
Woolworths Group Ltd.	51,569	1,266,815

		53,940,219

Austria (0.2%)
Erste Group Bank AG	70,823	1,799,003
Mondi plc	19,859	352,286
OMV AG	6,591	309,527
Verbund AG	2,771	271,275
voestalpine AG	4,513	96,037

		2,828,128

Belgium (0.6%)
Ageas SA/NV	7,052	310,477
Anheuser-Busch InBev SA/NV	70,457	3,800,628
D’ieteren Group	1,061	155,440
Elia Group SA/NV (x)	1,295	183,701
Groupe Bruxelles Lambert SA (Swiss Stock exchange)	1,483	123,213
Groupe Bruxelles Lambert SA (Turquoise Stock Exchange)	3,132	261,651
KBC Group NV	10,428	585,786
Proximus SADP	7,212	106,330
Sofina SA	665	136,015
Solvay SA	3,024	245,335
UCB SA	5,324	450,919
Umicore SA	8,745	305,681
Warehouses De Pauw CVA (REIT)	6,344	199,609

		6,864,785

Brazil (0.5%)
Ambev SA	786,600	2,011,046
Banco Bradesco SA (ADR) (x)	511,009	1,665,889
Hypera SA*	55,103	400,839
Petroleo Brasileiro SA (ADR)	85,301	996,316
Yara International ASA	7,310	306,774

		5,380,864

Canada (1.3%)
Agnico Eagle Mines Ltd.	30,692	1,404,889
Canadian National Railway Co. (New York Stock Exchange)	17,155	1,929,423
Canadian National Railway Co. (Toronto Stock Exchange)	16,656	1,873,541
Canadian Pacific Railway Ltd.	16,154	1,128,345
Element Fleet Management Corp.	124,320	1,296,127
Franco-Nevada Corp.	12,031	1,582,574
Magna International, Inc.	31,997	1,756,952
Restaurant Brands International, Inc. (x)	40,643	2,038,246
Ritchie Bros Auctioneers, Inc.	27,854	1,812,284

		14,822,381

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Chile (0.3%)
Antofagasta plc	16,511	$232,171
Sociedad Quimica y Minera de Chile SA (ADR)	32,949	2,752,230

		2,984,401

China (1.7%)
Alibaba Group Holding Ltd.*	114,000	1,626,177
Anhui Conch Cement Co. Ltd., Class H	198,500	867,795
Baidu, Inc. (ADR)*	15,633	2,325,096
BOC Hong Kong Holdings Ltd.	155,543	615,634
Budweiser Brewing Co. APAC Ltd. (m)	76,400	229,150
BYD Co. Ltd., Class H	55,500	2,235,554
China Life Insurance Co. Ltd., Class H	569,000	987,563
China Resources Gas Group Ltd.	234,100	1,101,353
Chow Tai Fook Jewellery Group Ltd.*	90,800	170,844
ESR Group Ltd. (m)*	79,800	215,969
Futu Holdings Ltd. (ADR) (x)*	2,275	118,778
Kingsoft Corp. Ltd.	113,200	443,637
Ping An Insurance Group Co. of China Ltd., Class H	95,500	661,016
Prosus NV*	44,192	2,920,575
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	358,500	1,330,921
SITC International Holdings Co. Ltd.	59,000	167,174
Tencent Holdings Ltd.	33,200	1,507,728
TravelSky Technology Ltd., Class H	734,000	1,450,028
Wilmar International Ltd.	77,555	225,656
Xinyi Glass Holdings Ltd.	76,000	182,928
Yum China Holdings, Inc.(Hong Kong stock exchange)	5,800	283,602
Yum China Holdings, Inc.(New York stock exchange)	11,235	544,897

		20,212,075

Colombia (0.2%)
Bancolombia SA (ADR)	46,911	1,446,266
Ecopetrol SA (ADR) (x)	95,781	1,040,182

		2,486,448

Denmark (1.6%)
AP Moller – Maersk A/S, Class A	136	315,339
AP Moller – Maersk A/S, Class B	228	535,506
Carlsberg A/S, Class B	4,142	528,356
Chr Hansen Holding A/S	4,617	336,844
Coloplast A/S, Class B	4,969	567,537
Danske Bank A/S	28,591	405,221
Demant A/S*	4,810	180,556
DSV A/S	8,189	1,146,612
Genmab A/S*	6,226	2,019,536
GN Store Nord A/S	5,569	196,450
Novo Nordisk A/S, Class B	86,305	9,579,110
Novozymes A/S, Class B	8,741	526,361
Orsted A/S (m)	8,001	836,628
Pandora A/S	4,370	276,156
ROCKWOOL A/S, Class B	382	86,365
Tryg A/S	14,964	336,221
Vestas Wind Systems A/S	42,969	910,579

		18,783,377

Finland (0.8%)
Elisa OYJ	6,149	345,632
Fortum OYJ	18,193	273,330
Kesko OYJ, Class B	12,090	285,408
Kone OYJ, Class B	14,462	691,529
Metso Outotec OYJ	113,300	850,458
Neste OYJ	17,940	794,908
Nokia OYJ	229,414	1,068,652
Nordea Bank Abp (Aquis Stock Exchange)	2,447	21,557
Nordea Bank Abp (Turquoise Stock Exchange)	240,980	2,122,233
Orion OYJ, Class B	4,218	188,402
Sampo OYJ, Class A	21,075	917,761
Stora Enso OYJ, Class R	23,507	369,087
UPM-Kymmene OYJ	22,669	693,419
Wartsila OYJ Abp	21,524	167,793

		8,790,169

France (9.3%)
Accor SA*	94,421	2,593,167
Adevinta ASA*	11,739	85,447
Aeroports de Paris*	1,194	152,114
Air Liquide SA	37,670	5,091,547
Airbus SE	44,736	4,392,529
Alstom SA (x)	13,994	320,328
Amundi SA (m)	2,575	142,542
Arkema SA	2,513	226,477
AXA SA	82,836	1,882,435
BioMerieux	1,684	164,484
BNP Paribas SA	77,401	3,685,289
Bollore SE	39,268	183,193
Bouygues SA	9,454	292,376
Bureau Veritas SA	12,174	312,130
Capgemini SE	27,010	4,670,814
Carrefour SA	25,840	458,480
Cie de Saint-Gobain	21,527	935,099
Cie Generale des Etablissements Michelin SCA	28,868	793,788
Covivio (REIT)	2,419	135,505
Credit Agricole SA	53,226	487,576
Danone SA	27,798	1,562,216
Dassault Aviation SA	960	149,865
Dassault Systemes SE	45,009	1,667,732
Edenred	107,013	5,070,865
Eiffage SA	3,692	335,288
Electricite de France SA	24,379	199,545
Engie SA	77,715	901,993
EssilorLuxottica SA (Borsa Italiana Stock Exchange)	4,356	653,359
EssilorLuxottica SA (Turquoise Stock Exchange)	26,359	3,987,009
Eurazeo SE	1,541	96,274
Gecina SA (REIT)	2,053	193,132
Getlink SE	19,340	342,530
Hermes International	1,348	1,522,875
Ipsen SA	1,724	162,756
Kering SA	6,676	3,468,573
Klepierre SA (REIT)*	8,749	168,496
La Francaise des Jeux SAEM (m)	4,300	149,802
Legrand SA	11,380	846,950
L’Oreal SA	10,276	3,550,435

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
LVMH Moet Hennessy Louis Vuitton SE	18,524	$11,431,775
Orange SA	84,888	998,269
Pernod Ricard SA	32,378	5,997,562
Publicis Groupe SA*	9,776	482,628
Remy Cointreau SA	893	157,263
Renault SA*	38,559	975,845
Safran SA	54,068	5,408,816
Sanofi	64,386	6,511,078
Sartorius Stedim Biotech	1,194	378,017
SEB SA	1,113	107,382
Societe Generale SA	34,181	749,640
Sodexo SA	29,960	2,125,928
Teleperformance	5,736	1,764,570
Thales SA	4,640	569,172
TotalEnergies SE	158,646	8,362,544
Ubisoft Entertainment SA*	4,228	186,757
Unibail-Rodamco-Westfield (REIT) (x)*	5,156	263,136
Valeo	10,364	202,853
Veolia Environnement SA*	80,772	1,998,292
Vinci SA	49,164	4,416,917
Vivendi SE	31,293	319,363
Wendel SE	1,104	93,318
Worldline SA (m)*	87,142	3,223,632

		108,759,772

Germany (6.4%)
adidas AG	7,374	1,304,175
Allianz SE (Registered)	17,380	3,317,739
Aroundtown SA (x)	43,791	139,241
BASF SE	39,081	1,700,654
Bayer AG (Registered)	130,509	7,753,998
Bayerische Motoren Werke AG	14,088	1,084,594
Bayerische Motoren Werke AG (Preference) (q)	2,622	185,750
Bechtle AG	3,285	134,317
Beiersdorf AG	4,376	447,006
Brenntag SE	6,770	440,621
Carl Zeiss Meditec AG	1,644	196,319
Commerzbank AG*	44,585	312,386
Continental AG	27,834	1,939,666
Covestro AG (m)	45,603	1,576,103
Daimler Truck Holding AG*	78,104	2,038,426
Deutsche Bank AG (Registered)	87,687	764,063
Deutsche Boerse AG	16,401	2,743,138
Deutsche Lufthansa AG (Registered) (x)*	24,376	142,170
Deutsche Post AG (Registered)	63,702	2,386,617
Deutsche Telekom AG (Registered)	280,411	5,567,465
E.ON SE	95,529	801,485
Evonik Industries AG	8,477	180,988
Fresenius Medical Care AG & Co. KGaA	8,727	435,862
Fresenius SE & Co. KGaA	17,700	536,314
GEA Group AG	42,268	1,456,592
Hannover Rueck SE	2,457	356,446
HeidelbergCement AG (x)	6,589	316,523
HelloFresh SE*	7,014	226,965
Henkel AG & Co. KGaA	4,453	272,516
Henkel AG & Co. KGaA (Preference) (q)	7,407	456,271
Infineon Technologies AG	55,566	1,344,434
KION Group AG	3,051	126,538
Knorr-Bremse AG	3,276	186,904
LEG Immobilien SE	3,210	266,117
Mercedes-Benz Group AG	34,221	1,980,365
Merck KGaA	19,287	3,255,237
MTU Aero Engines AG	10,456	1,903,331
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	8,511	2,000,075
Nemetschek SE	2,496	151,079
Porsche Automobil Holding SE (Preference) (q)	6,460	427,315
Puma SE	4,395	289,444
Rational AG	208	120,942
Rheinmetall AG	1,858	429,043
RWE AG	62,987	2,321,450
SAP SE	95,519	8,702,036
Sartorius AG (Preference) (q)	1,130	394,716
Scout24 SE (m)	3,524	181,057
Siemens AG (Registered)	52,665	5,360,118
Siemens Energy AG	17,251	252,991
Siemens Healthineers AG (m)	11,909	605,375
Symrise AG	16,811	1,829,535
Telefonica Deutschland Holding AG	39,902	114,603
Uniper SE	4,158	61,701
United Internet AG (Registered)	4,348	124,075
Volkswagen AG	1,339	244,025
Volkswagen AG (Preference) (q)	7,897	1,054,526
Vonovia SE	52,280	1,611,134
Zalando SE (m)*	2,207	57,728
Zalando SE (Bulgaria Stock Exchange) (m)*	6,933	181,331

		74,791,635

Hong Kong (2.2%)
AIA Group Ltd.	1,011,852	11,114,335
CK Asset Holdings Ltd.	85,205	603,533
CK Infrastructure Holdings Ltd.	30,340	186,405
CLP Holdings Ltd.	70,064	581,662
Hang Lung Properties Ltd.	79,438	150,773
Hang Seng Bank Ltd.	32,174	568,467
Henderson Land Development Co. Ltd.	63,906	240,539
HK Electric Investments & HK Electric Investments Ltd. (m)	122,500	112,418
HKT Trust & HKT Ltd.	159,042	213,709
Hong Kong & China Gas Co. Ltd.	467,330	503,459
Hong Kong Exchanges & Clearing Ltd.	74,239	3,705,874
Hongkong Land Holdings Ltd.	52,400	258,332
Jardine Matheson Holdings Ltd.	9,100	477,750
Link REIT (REIT)	88,799	725,228
MTR Corp. Ltd.	67,118	350,775
New World Development Co. Ltd.	67,559	243,863
Power Assets Holdings Ltd.	58,496	368,445
Prudential plc	238,692	2,969,086
Sino Land Co. Ltd.	135,239	199,722
Sun Hung Kai Properties Ltd.	61,778	730,994
Swire Pacific Ltd., Class A	19,331	116,155
Swire Properties Ltd.	44,600	110,879
Techtronic Industries Co. Ltd.	59,500	622,046

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
WH Group Ltd. (m)	331,323	$256,341
Wharf Real Estate Investment Co. Ltd.	68,330	325,758

		25,736,548

India (0.8%)
HDFC Bank Ltd.	151,442	2,591,009
HDFC Bank Ltd. (ADR)	35,361	1,943,441
ICICI Bank Ltd. (ADR)	112,474	1,995,289
ITC Ltd.	282,789	980,620
Reliance Industries Ltd.*	50,143	1,651,053
UPL Ltd.	97,113	778,978

		9,940,390

Ireland (0.9%)
AerCap Holdings NV*	5,935	242,979
CRH plc	75,269	2,605,290
Flutter Entertainment plc (Dublin Stock Exchange) (x)*	7,092	717,973
Flutter Entertainment plc (London Stock Exchange)*	13,961	1,402,651
ICON plc*	16,822	3,645,327
Kerry Group plc, Class A	6,761	647,669
Kingspan Group plc	6,550	394,045
Smurfit Kappa Group plc	10,592	357,423

		10,013,357

Israel (0.6%)
Azrieli Group Ltd.	2,018	142,036
Bank Hapoalim BM	54,144	455,051
Bank Leumi Le-Israel BM	62,074	555,491
Check Point Software Technologies Ltd.*	22,390	2,726,654
Elbit Systems Ltd.	1,207	276,661
ICL Group Ltd.	29,531	269,679
Israel Discount Bank Ltd., Class A	53,507	280,139
Kornit Digital Ltd.*	2,043	64,763
Mizrahi Tefahot Bank Ltd.	5,915	196,809
Nice Ltd.*	2,851	549,400
Nice Ltd. (ADR)*	2,276	438,016
Teva Pharmaceutical Industries Ltd. (ADR)*	45,532	342,401
Tower Semiconductor Ltd.*	4,652	217,336
Wix.com Ltd.*	2,454	160,860
ZIM Integrated Shipping Services Ltd. (x)	3,577	168,942

		6,844,238

Italy (1.7%)
Amplifon SpA	5,071	156,117
Assicurazioni Generali SpA	47,092	754,256
Atlantia SpA	21,561	506,042
Coca-Cola HBC AG*	8,530	189,400
Davide Campari-Milano NV	23,513	248,263
DiaSorin SpA	1,086	142,643
Enel SpA	784,270	4,310,656
Eni SpA	107,391	1,275,782
Ferrari NV	5,363	989,157
FinecoBank Banca Fineco SpA	25,374	305,877
Infrastrutture Wireless Italiane SpA (m)	12,098	123,080
Intesa Sanpaolo SpA	1,330,043	2,500,736
Leonardo SpA	198,267	2,012,621
Mediobanca Banca di Credito Finanziario SpA	28,075	244,395
Moncler SpA	9,008	389,128
Nexi SpA (m)*	22,327	185,921
Poste Italiane SpA (m)	23,675	222,414
Prysmian SpA	120,180	3,316,609
Recordati Industria Chimica e Farmaceutica SpA	4,468	195,229
Snam SpA	84,918	445,703
Telecom Italia SpA*	347,867	91,149
Terna – Rete Elettrica Nazionale	60,313	474,039
UniCredit SpA	89,985	862,864

		19,942,081

Japan (14.0%)
Advantest Corp.	8,300	441,016
Aeon Co. Ltd.	27,552	478,285
AEON Financial Service Co. Ltd.	46,100	434,495
AGC, Inc. (x)	8,150	286,765
Aisin Corp.	5,738	177,781
Ajinomoto Co., Inc.	20,268	493,209
ANA Holdings, Inc.*	6,130	113,021
Asahi Group Holdings Ltd. (x)	74,587	2,444,874
Asahi Intecc Co. Ltd.	9,300	140,206
Asahi Kasei Corp.	55,378	423,204
Astellas Pharma, Inc.	78,950	1,230,092
Azbil Corp.	4,900	128,870
Bandai Namco Holdings, Inc.	8,719	616,019
Bridgestone Corp.	24,864	907,710
Brother Industries Ltd.	10,615	186,765
Canon, Inc. (x)	42,530	967,556
Capcom Co. Ltd.	7,000	170,111
Central Japan Railway Co.	6,000	692,662
Chiba Bank Ltd. (The)	21,772	119,023
Chubu Electric Power Co., Inc.	27,254	274,436
Chugai Pharmaceutical Co. Ltd.	28,541	730,402
Concordia Financial Group Ltd.	48,300	167,381
CyberAgent, Inc.	17,000	169,462
Dai Nippon Printing Co. Ltd.	9,881	213,238
Daifuku Co. Ltd.	4,100	234,820
Dai-ichi Life Holdings, Inc.	42,700	788,275
Daiichi Sankyo Co. Ltd.	75,661	1,909,970
Daikin Industries Ltd.	10,623	1,704,946
Daito Trust Construction Co. Ltd.	2,838	244,741
Daiwa House Industry Co. Ltd.	24,658	575,093
Daiwa House REIT Investment Corp. (REIT)	90	204,014
Daiwa Securities Group, Inc.	64,176	286,768
Denso Corp.	62,812	3,341,089
Dentsu Group, Inc. (x)	9,174	275,753
Disco Corp.	1,200	282,681
East Japan Railway Co.	13,125	671,547
Eisai Co. Ltd.	10,854	458,290
ENEOS Holdings, Inc.	132,038	498,443
FANUC Corp.	8,144	1,276,514
Fast Retailing Co. Ltd.	2,516	1,315,717
Fuji Electric Co. Ltd.	5,457	226,319
FUJIFILM Holdings Corp.	15,268	819,844
Fujitsu Ltd.	8,374	1,048,191
GLP J-REIT (REIT)	182	222,442
GMO Payment Gateway, Inc.	1,800	126,895

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Hakuhodo DY Holdings, Inc.	9,660	$88,733
Hamamatsu Photonics KK	5,900	229,400
Hankyu Hanshin Holdings, Inc.	9,600	261,976
Hikari Tsushin, Inc.	900	92,329
Hirose Electric Co. Ltd.	1,267	167,311
Hitachi Construction Machinery Co. Ltd.	4,751	105,332
Hitachi Ltd.	168,342	7,976,250
Hitachi Metals Ltd.*	10,086	152,508
Honda Motor Co. Ltd.	69,404	1,678,851
Hoshizaki Corp. (x)	4,400	131,261
Hoya Corp.	15,702	1,342,284
Hulic Co. Ltd. (x)	16,400	127,026
Ibiden Co. Ltd.	4,300	120,177
Idemitsu Kosan Co. Ltd.	8,795	211,264
Iida Group Holdings Co. Ltd.	7,100	109,362
Inpex Corp.	44,800	483,507
Isuzu Motors Ltd.	25,869	285,215
Ito En Ltd.	2,000	89,550
ITOCHU Corp.	50,532	1,366,632
Itochu Techno-Solutions Corp.	3,500	85,340
Japan Airlines Co. Ltd.*	5,458	95,624
Japan Exchange Group, Inc.	21,500	310,507
Japan Metropolitan Fund Invest (REIT)	282	219,787
Japan Post Bank Co. Ltd.	18,800	146,224
Japan Post Holdings Co. Ltd.	104,100	743,778
Japan Post Insurance Co. Ltd.	7,900	126,433
Japan Real Estate Investment Corp. (REIT)	55	252,973
Japan Tobacco, Inc. (x)	51,100	883,861
JFE Holdings, Inc.	20,676	217,484
JSR Corp.	7,718	200,449
Kajima Corp.	18,269	209,771
Kakaku.com, Inc.	5,700	94,126
Kansai Electric Power Co., Inc. (The)	31,323	310,339
Kao Corp.	37,267	1,503,971
KDDI Corp.	68,600	2,169,242
Keio Corp.	3,969	142,129
Keisei Electric Railway Co. Ltd.	5,677	156,609
Keyence Corp.	10,832	3,707,031
Kikkoman Corp.	6,223	330,516
Kintetsu Group Holdings Co. Ltd.	6,898	214,638
Kirin Holdings Co. Ltd. (x)	36,091	568,803
Kobayashi Pharmaceutical Co. Ltd. (x)	2,300	141,811
Kobe Bussan Co. Ltd.	6,200	151,770
Koei Tecmo Holdings Co. Ltd.	2,730	88,194
Koito Manufacturing Co. Ltd.	20,500	651,237
Komatsu Ltd.	39,472	878,685
Konami Group Corp.	4,188	231,948
Kose Corp. (x)	6,500	591,850
Kubota Corp. (x)	43,708	653,712
Kurita Water Industries Ltd.	4,614	167,826
Kyocera Corp.	13,608	728,388
Kyowa Kirin Co. Ltd.	10,867	244,446
Lasertec Corp. (x)	3,300	389,639
Lixil Corp.	11,623	217,824
M3, Inc.	18,700	538,016
Makita Corp.	9,792	244,343
Marubeni Corp.	66,468	600,004
Mazda Motor Corp.	24,135	197,642
McDonald’s Holdings Co. Japan Ltd. (x)	3,080	112,130
Meiji Holdings Co. Ltd.	5,032	247,049
Minebea Mitsumi, Inc.	15,200	259,160
MISUMI Group, Inc.	12,100	255,372
Mitsubishi Chemical Group Corp.	56,759	307,724
Mitsubishi Corp.	53,784	1,599,285
Mitsubishi Electric Corp.	82,371	881,670
Mitsubishi Estate Co. Ltd.	50,311	730,591
Mitsubishi HC Capital, Inc.	30,400	140,331
Mitsubishi Heavy Industries Ltd.	13,625	476,900
Mitsubishi UFJ Financial Group, Inc.	946,816	5,065,933
Mitsui & Co. Ltd.	59,554	1,315,118
Mitsui Chemicals, Inc.	7,357	156,857
Mitsui Fudosan Co. Ltd.	39,027	839,823
Mitsui OSK Lines Ltd. (x)	15,000	344,504
Mizuho Financial Group, Inc.	102,604	1,166,737
MonotaRO Co. Ltd.	10,400	154,684
MS&AD Insurance Group Holdings, Inc.	18,936	580,554
Murata Manufacturing Co. Ltd.	53,913	2,919,955
NEC Corp.	10,374	403,303
Nexon Co. Ltd. (x)	20,900	428,220
NGK Insulators Ltd.	10,567	142,496
Nidec Corp.	28,484	1,761,269
Nihon M&A Center Holdings, Inc.	13,800	146,999
Nintendo Co. Ltd.	4,739	2,048,160
Nippon Building Fund, Inc. (REIT) (x)	65	323,420
Nippon Express Holdings, Inc.	3,442	187,088
Nippon Paint Holdings Co. Ltd. (x)	35,400	264,135
Nippon Prologis REIT, Inc. (REIT)	90	221,355
Nippon Sanso Holdings Corp.	114,700	1,830,001
Nippon Shinyaku Co. Ltd.	1,800	109,527
Nippon Steel Corp.	36,429	508,459
Nippon Telegraph & Telephone Corp.	50,816	1,459,040
Nippon Yusen KK (x)	6,644	455,781
Nissan Chemical Corp.	5,200	239,831
Nissan Motor Co. Ltd.	99,747	388,785
Nisshin Seifun Group, Inc.	8,261	96,720
Nissin Foods Holdings Co. Ltd.	2,506	173,006
Nitori Holdings Co. Ltd.	3,350	318,028
Nitto Denko Corp.	18,611	1,205,521
Nomura Holdings, Inc.	130,308	476,613
Nomura Real Estate Holdings, Inc.	4,775	117,098
Nomura Real Estate Master Fund, Inc. (REIT)	180	224,762
Nomura Research Institute Ltd.	13,877	369,565
NTT Data Corp.	27,100	372,118
Obayashi Corp.	26,666	193,713
Obic Co. Ltd.	3,000	424,690
Odakyu Electric Railway Co. Ltd.	13,051	175,690
Oji Holdings Corp.	32,712	141,824
Olympus Corp.	52,608	1,057,987
Omron Corp.	8,144	414,149
Ono Pharmaceutical Co. Ltd.	15,375	394,716
Open House Group Co. Ltd.	3,600	143,389
Oracle Corp.	10,640	614,487
Oriental Land Co. Ltd.	20,944	2,916,819
ORIX Corp.	51,710	868,065
Osaka Gas Co. Ltd.	16,973	325,984
Otsuka Corp.	4,934	145,753

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Otsuka Holdings Co. Ltd. (x)	17,000	$603,994
Pan Pacific International Holdings Corp. (x)	18,500	295,383
Panasonic Holdings Corp.	93,986	760,305
Persol Holdings Co. Ltd.	7,600	138,332
Rakuten Group, Inc.	35,800	161,649
Recruit Holdings Co. Ltd.	61,500	1,813,597
Renesas Electronics Corp.*	49,500	446,584
Resona Holdings, Inc.	90,759	340,017
Ricoh Co. Ltd.	24,480	190,427
Rohm Co. Ltd.	3,926	271,886
SBI Holdings, Inc.	10,260	200,929
SCSK Corp.	5,800	97,666
Secom Co. Ltd.	25,227	1,559,407
Seiko Epson Corp.	11,100	157,189
Sekisui Chemical Co. Ltd.	15,914	218,001
Sekisui House Ltd.	25,970	454,517
Seven & i Holdings Co. Ltd.	32,012	1,240,929
SG Holdings Co. Ltd.	13,000	219,484
Sharp Corp.	8,500	65,786
Shimadzu Corp.	10,240	324,103
Shimano, Inc.	3,036	513,565
Shimizu Corp.	24,410	135,020
Shin-Etsu Chemical Co. Ltd.	15,964	1,802,168
Shionogi & Co. Ltd.	11,107	561,472
Shiseido Co. Ltd.	17,222	691,929
Shizuoka Bank Ltd. (The)	20,124	120,915
Showa Denko KK	31,500	535,947
SMC Corp.	2,448	1,092,387
SoftBank Corp.	122,200	1,356,298
SoftBank Group Corp.	51,344	1,984,257
Sompo Holdings, Inc.	13,327	587,955
Sony Group Corp.	61,164	4,998,556
Square Enix Holdings Co. Ltd.	3,500	155,133
Subaru Corp.	139,980	2,490,205
Sugi Holdings Co. Ltd.	11,500	504,077
SUMCO Corp. (x)	14,900	191,730
Sumitomo Chemical Co. Ltd.	60,458	236,013
Sumitomo Corp.	47,928	655,513
Sumitomo Electric Industries Ltd.	32,260	356,778
Sumitomo Metal Mining Co. Ltd.	10,291	322,501
Sumitomo Mitsui Financial Group, Inc.	130,652	3,880,234
Sumitomo Mitsui Trust Holdings, Inc.	14,233	438,523
Sumitomo Realty & Development Co. Ltd.	13,126	346,930
Suntory Beverage & Food Ltd. (x)	6,300	238,299
Suzuki Motor Corp.	15,436	485,656
Sysmex Corp.	7,000	421,779
T&D Holdings, Inc.	23,568	281,679
Taisei Corp.	8,436	262,848
Takeda Pharmaceutical Co. Ltd.	64,077	1,800,728
TDK Corp.	16,713	516,872
Terumo Corp.	119,200	3,594,490
TIS, Inc.	9,600	251,724
Tobu Railway Co. Ltd.	7,598	173,744
Toho Co. Ltd.	4,746	171,681
Tokio Marine Holdings, Inc.	26,715	1,556,805
Tokyo Electric Power Co. Holdings, Inc.*	66,358	277,394
Tokyo Electron Ltd.	6,436	2,087,598
Tokyo Gas Co. Ltd.	16,842	348,451
Tokyu Corp.	21,805	256,975
Toppan, Inc.	11,355	189,846
Toray Industries, Inc.	56,774	318,750
Toshiba Corp. (x)	16,268	661,646
Tosoh Corp.	11,200	139,197
TOTO Ltd.	6,433	212,653
Toyota Industries Corp.	6,418	397,820
Toyota Motor Corp.	451,250	6,949,567
Toyota Tsusho Corp.	9,214	301,182
Trend Micro, Inc.	5,582	271,707
Unicharm Corp.	17,182	575,261
USS Co. Ltd.	9,410	162,662
Welcia Holdings Co. Ltd.	3,800	76,137
West Japan Railway Co.	9,500	349,692
Yakult Honsha Co. Ltd.	5,807	335,240
Yamaha Corp.	33,279	1,369,801
Yamaha Motor Co. Ltd. (x)	12,832	235,321
Yamato Holdings Co. Ltd.	11,936	190,758
Yaskawa Electric Corp.	10,040	323,809
Yokogawa Electric Corp.	8,903	146,066
Z Holdings Corp.	372,400	1,089,486
ZOZO, Inc.	5,100	92,003

		163,221,434

Jordan (0.0%)†
Hikma Pharmaceuticals plc	7,283	143,410

Luxembourg (0.3%)
ArcelorMittal SA	26,000	590,370
Eurofins Scientific SE (x)	30,533	2,413,810

		3,004,180

Macau (0.1%)
Galaxy Entertainment Group Ltd.	89,000	532,580
Sands China Ltd.*	103,200	252,001

		784,581

Malta (0.0%)
BGP Holdings plc (r)*	1,331,785	—

Mexico (0.3%)
Grupo Financiero Banorte SAB de CV, Class O	508,950	2,844,724
Wal-Mart de Mexico SAB de CV	135,382	465,871

		3,310,595

Netherlands (3.8%)
ABN AMRO Bank NV (CVA) (m)	18,999	213,600
Adyen NV (m)*	924	1,358,295
Aegon NV	73,174	318,933
Akzo Nobel NV	26,559	1,754,718
Argenx SE*	2,053	761,180
ASM International NV	1,983	500,781
ASML Holding NV	24,986	12,058,941
Euronext NV (m)	3,783	309,954
EXOR NV	4,464	280,171
Heineken Holding NV	4,300	314,517
Heineken NV	33,041	3,025,949
IMCD NV	2,315	319,837
ING Groep NV	166,116	1,648,623
JDE Peet’s NV	3,558	101,575

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Koninklijke Ahold Delhaize NV	44,495	$1,159,617
Koninklijke DSM NV	7,406	1,069,854
Koninklijke KPN NV	142,680	508,956
Koninklijke Philips NV	39,035	846,960
NN Group NV	46,286	2,116,974
OCI NV	4,493	148,156
Randstad NV	5,339	260,367
Shell plc (BMV Mexico Stock Exchange)	208,494	5,406,577
Shell plc (London Stock Exchange)	324,494	8,467,827
Universal Music Group NV	31,293	632,250
Wolters Kluwer NV	11,170	1,086,635

		44,671,247

New Zealand (0.1%)
Auckland International Airport Ltd.*	53,261	238,535
Fisher & Paykel Healthcare Corp. Ltd.	25,021	311,710
Mercury NZ Ltd.	32,014	112,957
Meridian Energy Ltd.	56,574	165,114
Spark New Zealand Ltd.	78,801	236,203
Xero Ltd.*	5,763	306,630

		1,371,149

Norway (1.0%)
Aker BP ASA (x)	13,472	465,537
DNB Bank ASA	166,372	2,994,229
Equinor ASA	41,582	1,446,448
Equinor ASA (ADR) (x)	82,710	2,875,000
Gjensidige Forsikring ASA	7,924	160,931
Kongsberg Gruppen ASA	3,814	137,225
Mowi ASA	17,645	402,565
Norsk Hydro ASA	449,898	2,536,195
Orkla ASA	32,880	263,182
Salmar ASA	2,512	177,230
Telenor ASA	30,529	406,679

		11,865,221

Peru (0.1%)
Credicorp Ltd.	7,098	851,121

Portugal (0.1%)
EDP – Energias de Portugal SA	119,971	560,708
Galp Energia SGPS SA, Class B	21,563	252,762
Jeronimo Martins SGPS SA	10,931	237,590

		1,051,060

Singapore (1.2%)
Ascendas REIT (REIT)	146,012	299,689
CapitaLand Integrated Commercial Trust (REIT)	211,544	330,680
Capitaland Investment Ltd.	115,002	316,659
City Developments Ltd.	15,080	88,543
DBS Group Holdings Ltd.	325,560	6,968,417
Genting Singapore Ltd.	257,438	133,630
Grab Holdings Ltd., Class A (x)*	47,829	121,007
Keppel Corp. Ltd.	58,685	274,373
Mapletree Commercial Trust (REIT)	83,600	110,216
Mapletree Logistics Trust (REIT)	141,492	171,276
Oversea-Chinese Banking Corp. Ltd.	144,152	1,183,657
Sea Ltd. (ADR)*	15,292	1,022,423
Singapore Airlines Ltd.*	60,205	221,322
Singapore Exchange Ltd.	36,002	245,422
Singapore Technologies Engineering Ltd.	63,719	187,483
Singapore Telecommunications Ltd.	360,919	657,759
STMicroelectronics NV	28,806	915,829
United Overseas Bank Ltd.	50,221	950,788
UOL Group Ltd.	19,174	101,645
Venture Corp. Ltd.	12,700	152,245

		14,453,063

South Africa (0.3%)
Anglo American plc	102,333	3,653,790

South Korea (0.4%)
Amorepacific Corp.	8,442	847,259
Delivery Hero SE (m)(x)*	7,136	267,495
Hugel, Inc.*	1,346	109,180
NAVER Corp.	4,855	900,740
Samsung Electronics Co. Ltd.	51,630	2,261,635

		4,386,309

Spain (1.7%)
Acciona SA (x)	1,053	194,587
ACS Actividades de Construccion y Servicios SA (x)	10,258	248,861
Aena SME SA (m)*	3,109	395,406
Amadeus IT Group SA*	83,408	4,686,223
Banco Bilbao Vizcaya Argentaria SA	283,715	1,287,691
Banco Santander SA	1,242,772	3,504,557
CaixaBank SA	192,110	668,533
Cellnex Telecom SA (m)	23,178	902,930
EDP Renovaveis SA	13,096	309,442
Enagas SA (x)	10,572	233,520
Endesa SA (x)	12,874	242,941
Ferrovial SA	20,313	517,990
Grifols SA*	13,464	254,676
Iberdrola SA (x)	247,850	2,571,892
Industria de Diseno Textil SA	46,414	1,051,158
Naturgy Energy Group SA	6,203	178,674
Red Electrica Corp. SA (x)	19,777	374,440
Repsol SA (x)	60,564	891,797
Siemens Gamesa Renewable Energy SA*	11,038	208,387
Telefonica SA*	7,232	36,848
Telefonica SA (SIGMA X MTF Stock Exchange)	224,211	1,142,754

		19,903,307

Sweden (1.8%)
Alfa Laval AB	12,893	311,139
Assa Abloy AB, Class B	102,250	2,188,144
Atlas Copco AB, Class A	114,292	1,069,486
Atlas Copco AB, Class B	65,576	549,231
Boliden AB	11,619	369,573
Electrolux AB, Class B	9,782	131,756
Embracer Group AB (x)*	27,244	207,959
Epiroc AB, Class A	28,023	433,161
Epiroc AB, Class B	16,815	227,420
EQT AB (x)	12,145	252,466
Essity AB, Class B	26,375	688,619
Evolution AB (m)	7,798	710,001
Fastighets AB Balder, Class B*	25,662	123,056
Getinge AB, Class B	10,098	233,547

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
H & M Hennes & Mauritz AB, Class B (x)	30,859	$368,939
Hexagon AB, Class B	82,819	861,166
Holmen AB, Class B (x)	4,001	162,430
Husqvarna AB, Class B	17,455	128,452
Industrivarden AB, Class C	7,018	156,239
Industrivarden AB, Class A	6,037	135,996
Indutrade AB	11,649	212,723
Investment AB Latour, Class B	6,446	127,619
Investor AB, Class A (x)	22,017	395,606
Investor AB, Class B	77,522	1,275,847
Kinnevik AB, Class B*	10,418	168,042
L E Lundbergforetagen AB, Class B	2,955	120,250
Lifco AB, Class B	10,292	165,488
Nibe Industrier AB, Class B	62,048	466,450
Sagax AB, Class B	8,258	152,508
Sandvik AB	45,477	738,282
Securitas AB, Class B	14,632	127,035
Skandinaviska Enskilda Banken AB, Class A	69,250	680,459
Skanska AB, Class B	15,210	233,391
SKF AB, Class B	16,407	241,726
Svenska Cellulosa AB SCA, Class B	25,904	387,291
Svenska Handelsbanken AB, Class A	62,886	537,883
Swedbank AB, Class A	39,144	495,248
Swedish Match AB	231,299	2,361,835
Swedish Orphan Biovitrum AB*	7,204	155,915
Tele2 AB, Class B	21,095	240,354
Telefonaktiebolaget LM Ericsson, Class B	124,192	926,929
Telia Co. AB	110,609	423,786
Volvo AB, Class A	9,100	146,585
Volvo AB, Class B	64,359	997,605
Volvo Car AB, Class B (x)*	25,415	168,740

		21,256,377

Switzerland (4.2%)
ABB Ltd. (Registered)	69,888	1,867,830
Adecco Group AG (Registered)	41,718	1,419,088
Alcon, Inc.	26,661	1,862,385
Bachem Holding AG (Registered), Class B	1,370	95,226
Baloise Holding AG (Registered)	1,949	319,924
Barry Callebaut AG (Registered)	149	333,708
Chocoladefabriken Lindt & Spruengli AG	46	467,872
Chocoladefabriken Lindt & Spruengli AG (Registered)	5	524,252
Cie Financiere Richemont SA (Registered)	22,211	2,365,384
Clariant AG (Registered)*	9,525	181,611
Credit Suisse Group AG (Registered)	113,744	647,660
EMS-Chemie Holding AG (Registered)	284	211,577
Geberit AG (Registered)	1,526	733,969
Givaudan SA (Registered)	393	1,388,946
Holcim AG*	23,642	1,012,653
Julius Baer Group Ltd.	43,049	1,988,872
Kuehne + Nagel International AG (Registered)	2,312	547,377
Logitech International SA (Registered)	7,444	387,546
Lonza Group AG (Registered)	7,482	3,989,582
Novartis AG (Registered)	135,573	11,468,376
Novartis AG (ADR)	22,281	1,883,413
Partners Group Holding AG	966	871,434
Schindler Holding AG	1,795	327,679
Schindler Holding AG (Registered)	943	169,697
SGS SA (Registered)	272	623,068
Sika AG (Registered)	10,365	2,391,156
Sonova Holding AG (Registered)	2,285	727,708
Straumann Holding AG (Registered)	4,753	571,752
Swatch Group AG (The)	1,197	284,035
Swatch Group AG (The) (Registered)	2,170	96,419
Swiss Life Holding AG (Registered)	1,367	666,463
Swiss Prime Site AG (Registered)	3,240	284,352
Swisscom AG (Registered)	1,102	609,987
Tecan Group AG (Registered)	2,700	789,692
Temenos AG (Registered)	2,981	254,418
UBS Group AG (Registered)	193,459	3,122,843
VAT Group AG (m)	1,102	263,155
Vifor Pharma AG	2,057	356,616
Zurich Insurance Group AG	6,402	2,786,495

		48,894,220

Taiwan (1.1%)
ASE Technology Holding Co. Ltd.	573,000	1,475,997
Delta Electronics, Inc.	200,000	1,481,648
Hon Hai Precision Industry Co. Ltd.	470,040	1,719,457
MediaTek, Inc.	57,000	1,241,416
Taiwan Semiconductor Manufacturing Co. Ltd.	201,000	3,201,252
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	44,171	3,610,979

		12,730,749

United Kingdom (9.9%)
3i Group plc	40,915	552,747
abrdn plc	94,887	184,879
Admiral Group plc	8,285	226,443
Ashtead Group plc	18,983	796,346
Associated British Foods plc	15,319	296,140
AstraZeneca plc	98,005	12,846,667
Auto Trader Group plc (m)	39,313	265,843
AVEVA Group plc	62,093	1,696,753
Aviva plc	122,426	598,109
BAE Systems plc	353,429	3,574,630
Barclays plc	2,017,992	3,777,994
Barratt Developments plc	43,267	241,177
Berkeley Group Holdings plc*	5,041	228,725
BP plc	830,550	3,911,797
British American Tobacco plc	142,155	6,092,406
British Land Co. plc (The) (REIT)	38,737	211,020
BT Group plc	296,346	672,468
Bunzl plc	14,337	474,781
Burberry Group plc	62,229	1,244,898
CK Hutchison Holdings Ltd.	116,705	793,687
CNH Industrial NV	43,541	505,353
Coca-Cola Europacific Partners plc	8,898	459,226
Compass Group plc	75,910	1,554,094
Croda International plc	6,034	475,844
DCC plc	4,172	260,687
Diageo plc	253,702	10,945,163
Entain plc*	171,759	2,606,299
Experian plc	90,913	2,665,121
Halma plc	15,933	392,774
Hargreaves Lansdown plc	14,941	143,440
HSBC Holdings plc	865,790	5,648,272

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Imperial Brands plc	162,310	$3,627,786
Informa plc*	435,708	2,807,919
InterContinental Hotels Group plc	7,489	397,043
Intertek Group plc	6,777	347,270
J Sainsbury plc	71,830	178,429
JD Sports Fashion plc*	99,550	140,010
Johnson Matthey plc	8,821	207,015
Just Eat Takeaway.com NV (m)*	15,281	244,343
Kingfisher plc	84,730	251,999
Land Securities Group plc (REIT)	30,933	250,216
Legal & General Group plc	254,027	741,525
Linde plc (x)	14,598	4,190,884
Lloyds Banking Group plc	3,021,228	1,558,391
London Stock Exchange Group plc	20,501	1,905,756
M&G plc	107,752	255,382
Melrose Industries plc	180,989	330,477
National Grid plc	153,905	1,972,334
NatWest Group plc	489,678	1,302,623
Next plc	5,812	414,968
Ocado Group plc*	36,980	351,696
Pearson plc	29,068	265,503
Persimmon plc	14,084	319,705
Phoenix Group Holdings plc	31,932	229,696
Reckitt Benckiser Group plc	70,334	5,282,858
RELX plc (London Stock Exchange)	28,463	768,614
RELX plc (Turquoise Stock Exchange)	131,317	3,564,601
Rentokil Initial plc	78,915	456,115
Rolls-Royce Holdings plc*	1,168,209	1,181,429
Sage Group plc (The)	45,392	351,069
Schroders plc	5,534	180,196
Segro plc (REIT)	51,034	606,867
Severn Trent plc	10,679	353,626
Smith & Nephew plc	36,983	517,064
Smiths Group plc	17,344	295,769
Spirax-Sarco Engineering plc	3,052	367,331
SSE plc	45,999	909,404
SSP Group plc*	525,000	1,488,536
St James’s Place plc	23,513	316,013
Standard Chartered plc	111,311	839,266
Taylor Wimpey plc	147,349	209,457
Tesco plc	327,105	1,017,410
Unilever plc (Cboe Europe)	70,204	3,196,173
Unilever plc (London Stock Exchange)	39,070	1,778,238
United Utilities Group plc	29,014	360,388
Vodafone Group plc	2,513,035	3,876,716
Whitbread plc	9,006	272,079
WPP plc	49,427	496,704

		115,320,676

United States (5.7%)
Baker Hughes Co.	28,700	828,569
Carnival Corp. (x)*	124,145	1,073,854
Core Laboratories NV (x)	51,550	1,021,206
CyberArk Software Ltd.*	1,593	203,840
Everest Re Group Ltd.	6,554	1,836,955
Ferguson plc	9,406	1,053,202
GSK plc	216,810	4,661,937
Ingersoll Rand, Inc.	22,716	955,889
James Hardie Industries plc (CHDI)	18,824	412,318
Nestle SA (Registered)	189,923	22,281,991
QIAGEN NV*	45,840	2,152,775
Roche Holding AG	53,783	17,954,253
Roche Holding AG CHF 1	1,138	439,388
Schlumberger NV	28,225	1,009,326
Schneider Electric SE	55,370	6,559,584
Sinch AB (m)(x)*	20,680	67,057
Stellantis NV (Euronext Paris)	47,974	600,895
Stellantis NV (Italian Stock Exchange)	184,549	2,298,300
Swiss Re AG	13,155	1,020,169
Tenaris SA	20,092	258,130

		66,689,638

Total Common Stocks (79.8%) (Cost $719,598,442)		930,682,995

EXCHANGE TRADED FUNDS (ETF):
Equity (8.9%)
iShares China Large-Cap ETF	153,510	5,205,524
iShares Core MSCI EAFE ETF	366,400	21,562,640
iShares Latin America 40 ETF (x)	39,747	895,897
iShares MSCI Australia ETF (x)	58,715	1,245,932
iShares MSCI Austria ETF (x)‡	59,437	1,073,432
iShares MSCI Belgium ETF (x)	65,697	1,119,595
iShares MSCI France ETF (x)	90,367	2,711,914
iShares MSCI Germany ETF (x)	332,910	7,660,259
iShares MSCI Indonesia ETF (x)	16,200	362,556
iShares MSCI Ireland ETF (x)	19,400	779,459
iShares MSCI Israel ETF (x)	18,600	1,100,562
iShares MSCI Italy ETF (x)	239,524	5,767,738
iShares MSCI Mexico ETF (x)	4,148	193,255
iShares MSCI New Zealand ETF (x)	14,100	627,027
iShares MSCI Norway ETF (x)‡	30,400	753,312
iShares MSCI Poland ETF (x)	8,800	128,744
iShares MSCI Singapore ETF (x)	39,363	695,938
iShares MSCI Spain ETF (x)	122,421	2,854,858
JPMorgan BetaBuilders Japan ETF (x)	106,750	4,704,473
SPDR Portfolio Developed World ex-US ETF (x)	323,300	9,323,972
SPDR S&P Emerging Asia Pacific ETF (x)	8,379	862,450
Vanguard FTSE Developed Markets ETF (x)	190,900	7,788,720
Vanguard FTSE Emerging Markets ETF	120,800	5,031,320
Vanguard FTSE Europe ETF (x)	334,300	17,657,726
Vanguard FTSE Pacific ETF (x)	63,600	4,037,328

Total Exchange Traded Funds (8.9%) (Cost $102,040,637)		104,144,631

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (6.6%)
CF Secured LLC, 1.48%, dated 6/30/22, due 7/1/22, repurchase price $2,000,082, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.250%, maturing 9/30/23-11/15/40; total market value $2,040,084. (xx)	$2,000,000	2,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank Securities, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $12,230,961, collateralized by various U.S. Government Agency Securities, ranging from 2.000%-4.000%, maturing 1/1/45-4/1/52; total market value $12,475,061. (xx)	$12,230,452	$12,230,452
ING Financial Markets LLC, 1.46%, dated 6/30/22, due 7/1/22, repurchase price $10,000,406, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.375%, maturing 7/31/22-5/15/44; total market value $10,200,003. (xx)	10,000,000	10,000,000
MetLife, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $500,021, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-11/15/47; total market value $510,225. (xx)	500,000	500,000
National Bank of Canada, 1.70%, dated 6/30/22, due 7/7/22, repurchase price $20,106,644, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 11/3/22-2/15/51; total market value $22,166,420. (xx)	20,100,000	20,100,000
Societe Generale SA, 1.50%, dated 6/30/22, due 7/1/22, repurchase price $10,000,417, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-2.875%, maturing 10/31/23-2/15/32; total market value $10,203,833. (xx)	10,000,000	10,000,000
Societe Generale SA, 1.51%, dated 6/30/22, due 7/7/22, repurchase price $5,001,468, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.807%, maturing 10/11/22-4/30/24; total market value $5,100,002. (xx)	5,000,000	5,000,000
Societe Generale SA, 1.62%, dated 6/30/22, due 7/1/22, repurchase price $7,000,315, collateralized by various Common Stocks; total market value $7,779,606. (xx)	7,000,000	7,000,000
TD Prime Services LLC, 1.65%, dated 6/30/22, due 7/1/22, repurchase price $10,000,458, collateralized by various Common Stocks; total market value $11,077,720. (xx)	10,000,000	10,000,000

Total Repurchase Agreements		76,830,452

Total Short-Term Investments (6.6%) (Cost $76,830,452)		76,830,452

Total Investments in Securities (95.3%) (Cost $898,469,531)		1,111,658,078
Other Assets Less Liabilities (4.7%)		54,972,937

Net Assets (100%)		$1,166,631,015

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2022, the market value of these securities amounted to $13,297,570 or 1.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $78,437,019. This was collateralized by $4,484,122 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 7/14/22 - 5/15/52 and by cash of $76,830,452 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository Interest
CHF	— Swiss Franc
CNY	— Chinese Renminbi
CVA	— Dutch Certification
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israel New Shekel
JPY	— Japanese Yen
KRW	— Korean Republic Won
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2022, were as follows:

Security Description	Shares at June 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares MSCI Austria ETF (x)	59,437	1,573,752	—	(64,906)	27,235	(462,649)	1,073,432	29,385	—
iShares MSCI Norway ETF (x)	30,400	1,002,072	—	(121,241)	23,529	(151,048)	753,312	20,882	—

Total		2,575,824	—	(186,147)	50,764	(613,697)	1,826,744	50,267	—

Futures contracts outstanding as of June 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,282	9/2022	EUR	46,228,869	(510,655)
FTSE 100 Index	336	9/2022	GBP	29,125,802	(71,921)
SPI 200 Index	104	9/2022	AUD	11,595,234	(129,402)
TOPIX Index	214	9/2022	JPY	29,502,285	(575,301)

					(1,287,279)

Forward Foreign Currency Contracts outstanding as of June 30, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	22,836,670	USD	27,734,451	Citibank NA	9/16/2022	104,803
USD	3,644,910	AUD	5,251,313	BNP Paribas	9/16/2022	17,899
USD	3,968,139	EUR	3,729,869	BNP Paribas	9/16/2022	38,380
USD	1,549,610	EUR	1,456,217	Toronto Dominion Bank	9/16/2022	15,352
USD	8,979,804	JPY	1,201,385,949	BNP Paribas	9/16/2022	78,669

Total unrealized appreciation						255,103

AUD	4,445,993	USD	3,076,596	BNP Paribas	9/16/2022	(5,808)
AUD	2,957,775	USD	2,057,073	CIBC World Markets, Inc.	9/16/2022	(14,178)
AUD	14,125,487	USD	9,789,895	Citibank NA	9/16/2022	(33,610)
EUR	13,250,605	USD	14,031,662	BNP Paribas	9/16/2022	(70,934)
GBP	7,190,340	USD	8,838,812	BNP Paribas	9/16/2022	(73,361)
GBP	700,884	USD	864,105	Citibank NA	9/16/2022	(9,686)
JPY	1,294,603,462	USD	9,680,338	BNP Paribas	9/16/2022	(88,550)
JPY	2,754,814,246	USD	20,684,646	Citibank NA	9/16/2022	(274,076)
JPY	384,940,556	USD	2,861,542	Commonwealth Bank of Australia	9/16/2022	(9,497)
USD	14,524,310	EUR	13,864,406	BNP Paribas	9/16/2022	(83,113)
USD	45,513,894	EUR	43,416,156	Citibank NA	9/16/2022	(229,009)
USD	8,520,035	GBP	7,049,957	BNP Paribas	9/16/2022	(74,280)

Total unrealized depreciation						(966,102)

Net unrealized depreciation						(710,999)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD) : AUD 181,793, CAD 2,546, CHF 7,701, CNY 63,995, DKK 1,965, EUR 98,521,324, GBP 590,226, HKD (45,055), ILS 1,805, JPY 6,447,950, KRW 1, NOK 29,059, NZD 2,008, SEK 1,967 and SGD 4,246.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$2,009,889	$51,930,330	$—		$53,940,219
Austria	—	2,828,128	—		2,828,128
Belgium	—	6,864,785	—		6,864,785
Brazil	5,074,090	306,774	—		5,380,864
Canada	14,822,381	—	—		14,822,381
Chile	2,752,230	232,171	—		2,984,401
China	2,988,771	17,223,304	—		20,212,075
Colombia	2,486,448	—	—		2,486,448
Denmark	—	18,783,377	—		18,783,377
Finland	—	8,790,169	—		8,790,169
France	—	108,759,772	—		108,759,772
Germany	—	74,791,635	—		74,791,635
Hong Kong	736,082	25,000,466	—		25,736,548
India	3,938,730	6,001,660	—		9,940,390
Ireland	3,888,306	6,125,051	—		10,013,357
Israel	3,901,636	2,942,602	—		6,844,238
Italy	—	19,942,081	—		19,942,081
Japan	—	163,221,434	—		163,221,434
Jordan	—	143,410	—		143,410
Luxembourg	—	3,004,180	—		3,004,180
Macau	—	784,581	—		784,581
Malta	—	—	—	(b)	—	(b)
Mexico	3,310,595	—	—		3,310,595
Netherlands	—	44,671,247	—		44,671,247
New Zealand	—	1,371,149	—		1,371,149
Norway	2,875,000	8,990,221	—		11,865,221
Peru	851,121	—	—		851,121
Portugal	—	1,051,060	—		1,051,060
Singapore	1,143,430	13,309,633	—		14,453,063
South Africa	—	3,653,790	—		3,653,790
South Korea	—	4,386,309	—		4,386,309
Spain	—	19,903,307	—		19,903,307
Sweden	—	21,256,377	—		21,256,377
Switzerland	1,883,413	47,010,807	—		48,894,220
Taiwan	3,610,979	9,119,770	—		12,730,749
United Kingdom	459,226	114,861,450	—		115,320,676
United States	6,929,639	59,759,999	—		66,689,638
Exchange Traded Funds	104,144,631	—	—		104,144,631
Forward Currency Contracts	—	255,103	—		255,103
Short-Term Investments
Repurchase Agreements	—	76,830,452	—		76,830,452

Total Assets	$167,806,597	$944,106,584	$—		$1,111,913,181

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total

Liabilities:
Forward Currency Contracts	$—	$(966,102)	$—	$(966,102)
Futures	(1,287,279)	—	—	(1,287,279)

Total Liabilities	$(1,287,279)	$(966,102)	$—	$(2,253,381)

Total	$166,519,318	$943,140,482	$—	$1,109,659,800

(a)	A security with a market value of $110,216 transferred from Level 3 to Level 2 at the end of the period due to observable market inputs.
(b)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$255,103

Total		$255,103

	Liability Derivatives
Foreign exchange contracts	Payables	$(966,102)
Equity contracts	Payables, Net assets – Unrealized depreciation	(1,287,279)*

Total		$(2,253,381)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$767,360	$767,360
Equity contracts	(21,416,705)	—	(21,416,705)

Total	$(21,416,705)	$767,360	$(20,649,345)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(1,053,797)	$(1,053,797)
Equity contracts	(4,070,922)	—	(4,070,922)

Total	$(4,070,922)	$(1,053,797)	$(5,124,719)

^ This Portfolio held forward foreign currency contracts for hedging and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $268,721,000 and futures contracts with an average notional balance of approximately $119,461,000 during the six months ended June 30, 2022.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2022:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
BNP Paribas	$134,948	$(134,948)	$—	$—
Citibank NA	104,803	(104,803)	—	—
Toronto-Dominion Bank	15,352	—	—	15,352

Total	$255,103	$(239,751)	$—	$15,352

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
BNP Paribas	$396,046	$(134,948)	$—	$261,098
CIBC World Markets, Inc.	14,178	—	—	14,178
Citibank NA	546,381	(104,803)	—	441,578
Commonwealth Bank of Australia	9,497	—	—	9,497

Total	$966,102	$(239,751)	$—	$726,351

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$87,427,454
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$145,090,033

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$291,426,463
Aggregate gross unrealized depreciation	(120,824,132)

Net unrealized appreciation	$170,602,331

Federal income tax cost of investments in securities and derivative instruments, if applicable	$939,057,469

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $1,583,017)	$1,826,744
Unaffiliated Issuers (Cost $820,056,062)	1,033,000,882
Repurchase Agreements (Cost $76,830,452)	76,830,452
Cash	14,271,199
Foreign cash (Cost $113,662,873)	105,811,531
Cash held as collateral at broker for futures	9,557,870
Dividends, interest and other receivables	5,832,116
Receivable for securities sold	2,703,239
Unrealized appreciation on forward foreign currency contracts	255,103
Securities lending income receivable	97,555
Receivable for Portfolio shares sold	94,461
Other assets	37,460

Total assets	1,250,318,612

LIABILITIES
Payable for return of collateral on securities loaned	76,830,452
Due to broker for futures variation margin	2,320,670
Payable for securities purchased	2,059,888
Unrealized depreciation on forward foreign currency contracts	966,102
Investment management fees payable	590,294
Payable for Portfolio shares redeemed	361,010
Distribution fees payable – Class IB	179,466
Administrative fees payable	122,662
Accrued India taxes	88,288
Distribution fees payable – Class IA	3,821
Trustees’ fees payable	3,164
Accrued expenses	161,780

Total liabilities	83,687,597

NET ASSETS	$1,166,631,015

Net assets were comprised of:
Paid in capital	$1,051,751,204
Total distributable earnings (loss)	114,879,811

Net assets	$1,166,631,015

Class IA
Net asset value, offering and redemption price per share, $17,968,140 / 1,934,096 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.29

Class IB
Net asset value, offering and redemption price per share, $837,524,794 / 90,019,807 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.30

Class K
Net asset value, offering and redemption price per share, $311,138,081 / 33,320,055 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.34

(x)	Includes value of securities on loan of $78,437,019.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends ($50,267 of dividend income received from affiliates) (net of $2,358,867 foreign withholding tax)	$22,451,549
Interest	247
Securities lending (net)	605,297

Total income	23,057,093

EXPENSES
Investment management fees	3,935,945
Distribution fees – Class IB	1,200,063
Administrative fees	800,590
Interest expense	503,144
Custodian fees	191,742
Professional fees	50,487
Printing and mailing expenses	28,525
Distribution fees – Class IA	25,155
Trustees’ fees	20,857
Miscellaneous	74,079

Total expenses	6,830,587

NET INVESTMENT INCOME (LOSS)	16,226,506

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($50,764 realized gain (loss) from affiliates) (net of India tax of $5,614 on realized gain on investments)	22,376,611
Futures contracts	(21,416,705)
Forward foreign currency contracts	767,360
Foreign currency transactions	(3,422,014)

Net realized gain (loss)	(1,694,748)

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $(44,331) on unrealized depreciation on investments) ($(613,697) of change in unrealized appreciation (depreciation) from affiliates)	(285,838,953)
Futures contracts	(4,070,922)
Forward foreign currency contracts	(1,053,797)
Foreign currency translations	(7,957,982)

Net change in unrealized appreciation (depreciation)	(298,921,654)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(300,616,402)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(284,389,896)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$16,226,506	$20,999,415
Net realized gain (loss)	(1,694,748)	108,256,145
Net change in unrealized appreciation (depreciation)	(298,921,654)	19,826,932

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(284,389,896)	149,082,492

Distributions to shareholders:
Class IA	—	(2,361,213)
Class IB	—	(114,740,921)
Class K	—	(43,608,651)

Total distributions to shareholders	—	(160,710,785)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 50,891 and 75,955 shares, respectively ]	529,280	946,317
Capital shares issued in reinvestment of dividends [ 0 and 206,622 shares, respectively ]	—	2,361,213
Capital shares repurchased [ (62,589) and (138,337) shares, respectively ]	(656,915)	(1,706,590)

Total Class IA transactions	(127,635)	1,600,940

Class IB
Capital shares sold [ 722,999 and 1,432,888 shares, respectively ]	7,612,498	17,740,106
Capital shares issued in reinvestment of dividends [ 0 and 10,025,032 shares, respectively ]	—	114,740,921
Capital shares repurchased [ (4,898,211) and (10,088,176) shares, respectively ]	(51,045,206)	(125,708,922)

Total Class IB transactions	(43,432,708)	6,772,105

Class K
Capital shares sold [ 189,709 and 215,170 shares, respectively ]	1,905,648	2,689,304
Capital shares issued in reinvestment of dividends [ 0 and 3,801,482 shares, respectively ]	—	43,608,651
Capital shares repurchased [ (1,927,812) and (4,035,924) shares, respectively ]	(20,230,329)	(50,094,120)

Total Class K transactions	(18,324,681)	(3,796,165)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(61,885,024)	4,576,880

TOTAL INCREASE (DECREASE) IN NET ASSETS	(346,274,920)	(7,051,413)
NET ASSETS:
Beginning of period	1,512,905,935	1,519,957,348

End of period	$1,166,631,015	$1,512,905,935

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IA			2021		2020		2019	2018	2017
Net asset value, beginning of period	$11.51		$11.70		$11.15		$9.45	$11.32	$9.11

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.16	(aa)	0.10		0.20	0.18	0.16
Net realized and unrealized gain (loss)	(2.34)		0.98		0.83		1.92	(1.86)	2.23

Total from investment operations	(2.22)		1.14		0.93		2.12	(1.68)	2.39

Less distributions:
Dividends from net investment income	—		(0.29)		(0.15)		(0.22)	(0.19)	(0.18)
Distributions from net realized gains	—		(1.04)		(0.23)		(0.20)	—	—

Total dividends and distributions	—		(1.33)		(0.38)		(0.42)	(0.19)	(0.18)

Net asset value, end of period	$9.29		$11.51		$11.70		$11.15	$9.45	$11.32

Total return (b)	(19.29)%		10.03%		8.46%		22.50%	(14.89)%	26.25%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$17,968		$22,391		$21,073		$20,554	$17,831	$21,841
Ratio of expenses to average net assets (a)(f)	1.09	%(g)	1.07	%(g)	1.04	%(g)	1.01%	1.03%	1.04%
Ratio of net investment income (loss) to average net assets (a)(f)	2.38%		1.29	%(bb)	0.99%		1.87%	1.68%	1.50%
Portfolio turnover rate^	7	%(z)	12%		16%		10%	10%	7%

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021		2020		2019	2018	2017
Net asset value, beginning of period	$11.52		$11.71		$11.16		$9.46	$11.33	$9.12

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.16	(aa)	0.10		0.20	0.18	0.16
Net realized and unrealized gain (loss)	(2.34)		0.98		0.83		1.92	(1.86)	2.23

Total from investment operations	(2.22)		1.14		0.93		2.12	(1.68)	2.39

Less distributions:
Dividends from net investment income	—		(0.29)		(0.15)		(0.22)	(0.19)	(0.18)
Distributions from net realized gains	—		(1.04)		(0.23)		(0.20)	—	—

Total dividends and distributions	—		(1.33)		(0.38)		(0.42)	(0.19)	(0.18)

Net asset value, end of period	$9.30		$11.52		$11.71		$11.16	$9.46	$11.33

Total return (b)	(19.27)%		10.02%		8.45%		22.47%	(14.88)%	26.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$837,525		$1,085,521		$1,087,227		$1,090,386	$988,129	$1,273,795
Ratio of expenses to average net assets (a)(f)	1.09	%(g)	1.07	%(g)	1.04	%(g)	1.01%	1.03%	1.04%
Ratio of net investment income (loss) to average net assets (a)(f)	2.36%		1.29	%(bb)	1.00%		1.88%	1.68%	1.50%
Portfolio turnover rate^	7	%(z)	12%		16%		10%	10%	7%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021		2020		2019	2018	2017
Net asset value, beginning of period	$11.55		$11.74		$11.18		$9.48	$11.35	$9.13

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14		0.19	(aa)	0.13		0.23	0.21	0.18
Net realized and unrealized gain (loss)	(2.35)		0.98		0.83		1.91	(1.86)	2.24

Total from investment operations	(2.21)		1.17		0.96		2.14	(1.65)	2.42

Less distributions:
Dividends from net investment income	—		(0.32)		(0.17)		(0.24)	(0.22)	(0.20)
Distributions from net realized gains	—		(1.04)		(0.23)		(0.20)	—	—

Total dividends and distributions	—		(1.36)		(0.40)		(0.44)	(0.22)	(0.20)

Net asset value, end of period	$9.34		$11.55		$11.74		$11.18	$9.48	$11.35

Total return (b)	(19.13)%		10.25%		8.76%		22.71%	(14.61)%	26.59%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$311,138		$404,994		$411,657		$433,444	$397,870	$470,129
Ratio of expenses to average net assets (a)(f)	0.84	%(g)	0.82	%(g)	0.79	%(g)	0.76%	0.78%	0.79%
Ratio of net investment income (loss) to average net assets (a)(f)	2.61%		1.54	%(bb)	1.26%		2.12%	1.93%	1.75%
Portfolio turnover rate^	7	%(z)	12%		16%		10%	10%	7%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)

For the six months ended June 30, 2022, includes Interest Expense of 0.08%, respectively for each class. Includes Interest Expense of 0.06% and 0.02% for the years ended December 31, 2021 and 2020, respectively for each class.

(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.14, $0.14 and $0.17 for Class IA, Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.18% lower.

See Notes to Financial Statements.

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	Market Value	% of Net Assets
Financials	$206,873,368	15.2%
Consumer Discretionary	192,250,728	14.1
Industrials	186,181,317	13.7
Materials	144,539,860	10.6
Consumer Staples	141,374,216	10.4
Health Care	130,843,035	9.6
Information Technology	118,276,456	8.7
Energy	87,901,349	6.5
Communication Services	62,335,257	4.6
Utilities	40,403,589	3.0
Real Estate	25,255,989	1.9
Repurchase Agreements	18,751,891	1.4
Investment Company	5,000,000	0.3
Closed End Funds	2,732,201	0.2
Cash and Other	(2,209,866)	(0.2)

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IA
Actual	$1,000.00	$811.70	$3.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.92	3.92
Class IB
Actual	1,000.00	812.10	3.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.92	3.92
Class K
Actual	1,000.00	813.50	2.39
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.16	2.67

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.78%, 0.78% and 0.53%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (11.6%)
Abacus Property Group (REIT)	43,588	$77,149
Adbri Ltd.	39,244	65,596
AGL Energy Ltd. (x)	71,432	406,916
Allkem Ltd.*	63,261	450,258
ALS Ltd.	51,678	381,262
Altium Ltd.	13,156	244,707
Alumina Ltd.	247,950	253,284
AMP Ltd.*	344,555	227,293
Ampol Ltd.	25,357	595,907
Ansell Ltd.	13,810	212,091
APA Group	125,280	973,939
ARB Corp. Ltd.	8,262	160,622
Arena REIT (REIT)	36,511	107,270
Aristocrat Leisure Ltd.	71,100	1,688,589
ASX Ltd.	20,556	1,160,128
Atlas Arteria Ltd.	102,067	567,375
AUB Group Ltd.	9,366	114,496
Aurizon Holdings Ltd.	194,184	510,298
Australia & New Zealand Banking Group Ltd.	296,675	4,513,900
AVZ Minerals Ltd. (r)(x)*	316,830	170,580
Bank of Queensland Ltd. (x)	68,733	316,597
Bapcor Ltd. (x)	35,806	150,146
Beach Energy Ltd.	168,467	199,442
Bega Cheese Ltd.	31,963	84,124
Bendigo & Adelaide Bank Ltd.	59,993	375,459
BHP Group Ltd.	537,512	15,481,765
Blackmores Ltd.	1,760	85,475
BlueScope Steel Ltd.	51,111	560,734
Boral Ltd.	34,911	62,368
BrainChip Holdings Ltd. (x)*	138,342	75,909
Brambles Ltd.	152,436	1,126,023
Breville Group Ltd. (x)	10,531	130,891
Brickworks Ltd.	8,806	112,749
BWP Trust (REIT)	50,826	136,458
carsales.com Ltd.*	7,167	90,976
carsales.com Ltd. (ASE Stock Exchange)	30,159	383,206
Centuria Capital Group (REIT)	66,908	83,666
Centuria Industrial REIT (REIT)	56,851	110,113
Chalice Mining Ltd. (x)*	33,333	89,055
Challenger Ltd.	60,811	287,368
Champion Iron Ltd. (x)	40,942	155,382
Charter Hall Group (REIT)	50,533	378,094
Charter Hall Long Wale REIT (REIT)	64,417	189,631
Charter Hall Retail REIT (REIT)	54,914	142,566
City Chic Collective Ltd. (x)*	25,251	31,933
Cleanaway Waste Management Ltd.	217,490	378,553
Clinuvel Pharmaceuticals Ltd. (x)	4,639	47,592
Cochlear Ltd.	6,984	958,517
Coles Group Ltd.	141,874	1,744,859
Collins Foods Ltd. (x)	11,572	79,211
Commonwealth Bank of Australia	181,183	11,309,790
Computershare Ltd.	60,898	1,036,520
Core Lithium Ltd. (x)*	171,357	112,695
Coronado Global Resources, Inc. (CRDI) (m)	85,441	99,161
Corporate Travel Management Ltd. (x)*	13,237	168,870
Costa Group Holdings Ltd.	48,989	96,753
Credit Corp. Group Ltd.	7,156	100,270
Cromwell Property Group (REIT) (x)	149,189	77,733
CSL Ltd.	51,147	9,503,541
CSR Ltd.	51,205	143,589
De Grey Mining Ltd. (x)*	124,630	70,279
Deterra Royalties Ltd.	44,603	132,136
Dexus (REIT)	114,238	699,464
Domain Holdings Australia Ltd.	25,521	53,071
Domino’s Pizza Enterprises Ltd.	6,775	317,737
Downer EDI Ltd.	72,123	251,566
Eagers Automotive Ltd. (x)	18,160	121,950
Elders Ltd.	16,507	143,505
EML Payments Ltd. (x)*	39,396	33,155
Endeavour Group Ltd.	135,112	706,237
EVENT Hospitality and Entertainment Ltd.*	11,053	99,644
Evolution Mining Ltd.	193,372	311,014
Flight Centre Travel Group Ltd. (x)*	16,634	199,070
Fortescue Metals Group Ltd.	179,807	2,211,715
Glencore plc*	2,030,425	11,002,607
Gold Road Resources Ltd.	93,037	71,053
Goodman Group (REIT)	180,513	2,220,605
GPT Group (The) (REIT)	203,708	592,703
GrainCorp Ltd., Class A	24,143	159,756
Growthpoint Properties Australia Ltd. (REIT)	30,950	72,790
GUD Holdings Ltd.	14,796	81,673
Harvey Norman Holdings Ltd. (x)	68,352	175,173
Healius Ltd.	61,463	155,309
Home Consortium Ltd. (REIT) (x)	19,291	59,975
HomeCo Daily Needs REIT (REIT) (m)	150,431	132,789
HUB24 Ltd. (x)	8,621	120,278
IDP Education Ltd. (x)	22,324	366,484
IGO Ltd.	71,816	498,649
Iluka Resources Ltd.	45,455	295,781
Imugene Ltd. (x)*	573,624	71,350
Incitec Pivot Ltd.	204,894	471,368
Ingenia Communities Group (REIT)	38,588	105,868
Inghams Group Ltd. (x)	39,210	69,852
Insignia Financial Ltd.	68,500	127,280
Insurance Australia Group Ltd.	261,741	788,078
InvoCare Ltd. (x)	14,286	103,203
IPH Ltd.	23,050	129,926
IRESS Ltd. (x)	20,005	159,063
JB Hi-Fi Ltd. (x)	11,609	308,424
Kelsian Group Ltd. (x)	15,897	62,571
Lake Resources NL (x)*	140,574	76,001
Lendlease Corp. Ltd.	73,447	462,121
Lifestyle Communities Ltd.	10,036	94,101
Link Administration Holdings Ltd. (x)	54,117	141,496
Liontown Resources Ltd.*	194,264	141,179
Lottery Corp. Ltd. (The)*	236,379	737,486
Lynas Rare Earths Ltd.*	96,024	578,499
Macquarie Group Ltd.	38,292	4,352,021
Magellan Financial Group Ltd.	15,433	137,769
Medibank Pvt Ltd.	290,531	652,064
Megaport Ltd.*	15,647	58,415
Metcash Ltd.	101,859	297,928
Mineral Resources Ltd.	17,682	598,276
Mirvac Group (REIT)	415,929	566,477
Nanosonics Ltd.*	28,016	64,904
National Australia Bank Ltd.	341,328	6,455,207

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
National Storage REIT (REIT) (x)	114,125	$168,357
Netwealth Group Ltd. (x)	10,031	84,127
New Hope Corp. Ltd.	52,530	126,688
Newcrest Mining Ltd.	94,831	1,348,497
NEXTDC Ltd.*	48,918	357,344
nib holdings Ltd.	49,343	251,459
Nine Entertainment Co. Holdings Ltd.	152,923	192,766
Northern Star Resources Ltd.	123,762	570,737
Novonix Ltd.*	33,827	53,347
Nufarm Ltd.	40,350	141,655
Orica Ltd.	43,595	473,665
Origin Energy Ltd.	187,096	745,211
Orora Ltd.	89,480	224,932
OZ Minerals Ltd.	35,654	436,596
Paladin Energy Ltd. (x)*	271,912	108,631
Pendal Group Ltd.	37,544	114,640
Perpetual Ltd.	6,221	124,093
Perseus Mining Ltd.	138,280	148,313
Pilbara Minerals Ltd.*	273,210	430,920
Pinnacle Investment Management Group Ltd.	17,046	82,812
PointsBet Holdings Ltd. (x)*	26,140	48,456
Premier Investments Ltd.	10,925	145,443
Pro Medicus Ltd. (x)	5,232	152,718
Qantas Airways Ltd.*	200,586	619,441
QBE Insurance Group Ltd.	157,491	1,321,545
Qube Holdings Ltd.	187,486	353,482
Ramelius Resources Ltd.	91,504	54,027
Ramsay Health Care Ltd.	19,685	995,533
REA Group Ltd.	5,500	423,998
Reece Ltd.	30,493	290,320
Regis Resources Ltd. (x)	79,625	69,662
Rio Tinto Ltd.	39,416	2,823,651
Rio Tinto plc	168,803	10,093,584
Sandfire Resources Ltd.	43,251	134,801
Santos Ltd.	323,658	1,649,990
Scentre Group (REIT)	551,108	984,138
SEEK Ltd.	37,675	546,710
Seven Group Holdings Ltd.	16,924	194,766
Shopping Centres Australasia Property Group (REIT)	117,762	223,316
Silver Lake Resources Ltd. (x)*	96,264	78,743
Sonic Healthcare Ltd.	50,976	1,162,116
South32 Ltd.	493,125	1,361,275
St Barbara Ltd.	86,613	43,746
Star Entertainment Group Ltd. (The)*	90,389	174,168
Steadfast Group Ltd.	103,131	357,479
Stockland (REIT)	253,704	632,366
Suncorp Group Ltd.	134,062	1,016,543
Super Retail Group Ltd. (x)	16,915	99,211
Tabcorp Holdings Ltd.	234,806	172,688
Technology One Ltd.	29,984	221,894
Telix Pharmaceuticals Ltd.*	24,387	76,154
Telstra Corp. Ltd.	1,231,987	3,272,420
TPG Telecom Ltd. (x)	39,230	161,610
Transurban Group	326,045	3,237,906
Treasury Wine Estates Ltd.	76,789	601,202
United Malt Group Ltd.	29,037	65,506
Uniti Group Ltd.*	72,624	246,730
Vicinity Centres (REIT)	408,203	517,388
Viva Energy Group Ltd. (m)	75,290	151,275
Washington H Soul Pattinson & Co. Ltd.	26,198	425,901
Waypoint REIT Ltd. (REIT)	73,091	116,992
Webjet Ltd. (x)*	40,142	148,125
Wesfarmers Ltd.	120,390	3,484,606
Westpac Banking Corp.	371,746	5,006,442
Whitehaven Coal Ltd.	99,718	336,474
WiseTech Global Ltd.	17,398	451,275
Woodside Energy Group Ltd.	200,085	4,381,666
Woolworths Group Ltd.	128,891	3,166,263
Worley Ltd.	39,751	388,613
Zip Co. Ltd. (x)*	55,907	17,012

		157,630,699

Austria (0.1%)
Mondi plc	75,165	1,333,381

Belgium (0.7%)
Anheuser-Busch InBev SA/NV	168,983	9,115,369

Burkina Faso (0.1%)
Endeavour Mining plc	28,450	587,211

Chile (0.1%)
Antofagasta plc	53,591	753,574

China (0.8%)
Prosus NV*	169,259	11,186,042

Finland (0.3%)
Kone OYJ, Class B	76,171	3,642,268

France (14.1%)
Air Liquide SA	99,081	13,391,971
Airbus SE	110,697	10,869,095
AXA SA	374,173	8,503,020
BNP Paribas SA	215,581	10,264,445
Danone SA	121,140	6,807,932
EssilorLuxottica SA	56,922	8,609,906
Hermes International	6,683	7,549,978
Kering SA	13,765	7,151,724
L’Oreal SA	46,029	15,903,364
LVMH Moet Hennessy Louis Vuitton SE	49,856	30,767,792
Pernod Ricard SA	38,875	7,201,039
Safran SA	71,859	7,188,579
Sanofi	217,334	21,978,049
TotalEnergies SE	494,476	26,064,807
Vinci SA	106,503	9,568,280

		191,819,981

Germany (9.8%)
adidas AG	33,798	5,977,556
Allianz SE (Registered)	77,391	14,773,483
BASF SE	174,025	7,572,893
Bayer AG (Registered)	186,140	11,059,231
Bayerische Motoren Werke AG	60,714	4,674,195
Deutsche Boerse AG	35,999	6,020,988
Deutsche Post AG (Registered)	186,662	6,993,356
Deutsche Telekom AG (Registered)	657,006	13,044,630
Infineon Technologies AG	247,434	5,986,728
Mercedes-Benz Group AG	148,966	8,620,645
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	26,544	6,237,808

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
SAP SE	206,579	$18,819,898
Siemens AG (Registered)	142,223	14,475,118
Volkswagen AG (Preference)(q)	34,686	4,631,795
Vonovia SE	135,907	4,188,301

		133,076,625

Hong Kong (0.4%)
Prudential plc	426,462	5,304,753

Indonesia (0.0%)†
Nickel Industries Ltd. (x)	200,102	134,502

Ireland (1.2%)
CRH plc (Irish Stock Exchange)	118,640	4,083,989
CRH plc (London Stock Exchange)	146,677	5,076,940
Flutter Entertainment plc (Dublin Stock Exchange) (x)*	33,305	3,371,696
Flutter Entertainment plc (London Stock Exchange)*	27,286	2,741,403
Smurfit Kappa Group plc	40,519	1,361,264

		16,635,292

Italy (1.5%)
Coca-Cola HBC AG*	30,401	675,023
Enel SpA	1,471,878	8,090,019
Eni SpA	475,954	5,654,231
Intesa Sanpaolo SpA	3,456,200	6,498,319

		20,917,592

Japan (24.1%)
77 Bank Ltd. (The)	5,460	73,077
ABC-Mart, Inc.	3,700	163,709
Adastria Co. Ltd.	4,221	69,714
ADEKA Corp.	11,400	197,059
Advantest Corp.	13,441	714,180
Aeon Co. Ltd.	65,516	1,137,315
Aeon Delight Co. Ltd.	2,300	50,322
AEON Financial Service Co. Ltd.	15,900	149,858
Aeon Hokkaido Corp.	6,749	54,049
Aeon Mall Co. Ltd.	9,610	117,563
AGC, Inc. (x)	15,013	528,246
Ai Holdings Corp. (x)	4,238	48,457
Aica Kogyo Co. Ltd.	6,000	125,334
Aichi Bank Ltd. (The)	1,720	67,078
Aichi Steel Corp.	2,010	30,854
Aiful Corp.	20,636	53,264
Ain Holdings, Inc.	2,920	156,073
Air Water, Inc.	14,881	187,039
Airtrip Corp.	2,812	52,792
Aisan Industry Co. Ltd.	7,700	40,501
Aisin Corp.	13,560	420,130
Ajinomoto Co., Inc.	38,966	948,214
Alfresa Holdings Corp.	21,104	283,682
Alpen Co. Ltd. (x)	4,000	59,611
Alps Alpine Co. Ltd.	16,017	162,711
Amada Co. Ltd.	27,419	201,672
Amano Corp.	5,299	91,264
ANA Holdings, Inc.*	43,172	795,980
Anritsu Corp.	11,754	127,048
Aozora Bank Ltd. (x)	10,221	198,733
Arata Corp.	2,656	76,251
Arcland Service Holdings Co. Ltd. (x)	1,322	20,461
Arcs Co. Ltd.	324	4,780
Ariake Japan Co. Ltd.	1,540	63,205
ARTERIA Networks Corp.	4,611	41,549
As One Corp.	2,954	116,597
Asahi Group Holdings Ltd. (x)	40,028	1,312,071
Asahi Holdings, Inc.	5,730	89,948
Asahi Intecc Co. Ltd.	18,475	278,527
Asahi Kasei Corp.	108,031	825,582
Asics Corp.	15,186	274,841
ASKUL Corp.	4,548	54,258
Astellas Pharma, Inc.	154,575	2,408,379
Autobacs Seven Co. Ltd.	5,122	52,793
Avex, Inc.	4,126	41,020
Awa Bank Ltd. (The)	2,224	33,141
Axial Retailing, Inc.	2,129	48,983
Azbil Corp.	10,224	268,892
Bandai Namco Holdings, Inc.	15,190	1,073,212
Bank of Kyoto Ltd. (The)	7,170	305,627
BayCurrent Consulting, Inc.	1,145	305,079
Belc Co. Ltd.	1,912	72,874
Bell System24 Holdings, Inc.	11,135	113,754
Belluna Co. Ltd. (x)	5,056	27,778
Benefit One, Inc.	5,872	79,056
Benesse Holdings, Inc.	5,297	85,810
BeNext-Yumeshin Group Co.	8,625	95,374
Bic Camera, Inc.	10,045	86,797
BIPROGY, Inc.	5,369	106,946
BML, Inc.	2,892	75,182
Bridgestone Corp. (x)	48,652	1,776,138
Brother Industries Ltd.	20,322	357,554
Bunka Shutter Co. Ltd.	6,786	49,941
Calbee, Inc.	7,612	153,540
Canon Electronics, Inc.	2,833	31,942
Canon Marketing Japan, Inc.	5,165	107,336
Canon, Inc. (x)	89,840	2,043,857
Capcom Co. Ltd.	16,114	391,597
Casio Computer Co. Ltd.	17,200	159,743
Central Glass Co. Ltd.	3,878	88,217
Central Japan Railway Co.	13,492	1,557,565
Change, Inc. (x)	2,256	35,717
Chiba Bank Ltd. (The)	61,187	334,498
Chiyoda Co. Ltd.	15,392	87,845
Chofu Seisakusho Co. Ltd.	3,200	41,596
Chubu Electric Power Co., Inc.	50,913	512,671
Chudenko Corp.	4,078	64,283
Chugai Pharmaceutical Co. Ltd.	55,282	1,414,740
Chugoku Bank Ltd. (The)	13,443	97,381
Chugoku Electric Power Co., Inc. (The)	24,265	156,350
Citizen Watch Co. Ltd.	19,990	80,937
CKD Corp.	4,836	61,680
Cleanup Corp.	10,500	44,240
Coca-Cola Bottlers Japan Holdings, Inc. (x)	14,253	170,303
COLOPL, Inc.	5,212	25,177
Colowide Co. Ltd.	5,764	78,038
Computer Engineering & Consulting Ltd.	13,092	110,497
COMSYS Holdings Corp.	10,500	200,602
Comture Corp. (x)	3,705	71,693
Concordia Financial Group Ltd.	96,536	334,541
CONEXIO Corp.	7,492	73,355
Cosel Co. Ltd.	4,700	28,351

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Cosmo Energy Holdings Co. Ltd.	6,503	$180,675
Cosmos Pharmaceutical Corp.	1,446	139,358
Create Restaurants Holdings, Inc.	11,134	76,685
Create SD Holdings Co. Ltd.	2,762	60,925
Credit Saison Co. Ltd.	13,432	154,277
Curves Holdings Co. Ltd.	10,714	52,163
CyberAgent, Inc.	39,456	393,310
Cybozu, Inc.	2,098	14,397
Dai Nippon Printing Co. Ltd.	21,778	469,983
Daicel Corp.	29,000	179,469
Daido Steel Co. Ltd.	2,591	66,793
Daifuku Co. Ltd.	9,084	520,269
Daihen Corp.	2,153	66,552
Daiho Corp.	2,932	99,550
Dai-ichi Life Holdings, Inc.	83,563	1,542,637
Daiichi Sankyo Co. Ltd.	135,092	3,410,234
Daiichikosho Co. Ltd.	3,149	91,752
Daiki Aluminium Industry Co. Ltd. (x)	6,333	55,798
Daikin Industries Ltd.	20,843	3,345,212
Daikokutenbussan Co. Ltd.	1,840	52,920
Daio Paper Corp.	8,061	84,119
Daiseki Co. Ltd.	2,316	72,442
Daishi Hokuetsu Financial Group, Inc.	3,188	58,955
Daito Trust Construction Co. Ltd.	6,252	539,156
Daiwa House Industry Co. Ltd.	48,911	1,140,739
Daiwa Securities Group, Inc.	131,703	588,509
Daiwabo Holdings Co. Ltd.	8,725	113,851
DCM Holdings Co. Ltd.	10,117	77,418
DeNA Co. Ltd.	9,759	135,947
Denka Co. Ltd.	5,919	143,410
Denso Corp.	37,554	1,997,568
Dentsu Group, Inc. (x)	18,243	548,351
Descente Ltd.	2,954	68,447
Dexerials Corp.	5,453	143,940
DIC Corp. (x)	8,900	157,878
Digital Arts, Inc.	1,151	49,336
Digital Garage, Inc.	3,387	91,713
dip Corp.	2,786	77,181
Direct Marketing MiX, Inc.	5,296	67,250
Disco Corp.	2,470	581,851
DMG Mori Co. Ltd.	11,229	139,205
Doutor Nichires Holdings Co. Ltd.	5,044	57,273
Dowa Holdings Co. Ltd.	5,600	186,037
DTS Corp.	4,573	101,686
Duskin Co. Ltd.	4,370	93,172
DyDo Group Holdings, Inc.	2,123	78,731
Earth Corp.	1,236	47,399
East Japan Railway Co.	30,256	1,548,063
Ebara Corp. (x)	8,388	314,398
EDION Corp.	8,339	78,263
eGuarantee, Inc.	2,719	42,983
Eiken Chemical Co. Ltd.	5,967	78,397
Eisai Co. Ltd.	20,292	856,793
Eizo Corp.	2,633	73,201
Elan Corp.	9,238	71,225
Elecom Co. Ltd.	4,016	45,140
Electric Power Development Co. Ltd.	14,178	234,435
ENEOS Holdings, Inc.	265,888	1,003,726
en-Japan, Inc.	2,579	33,701
eRex Co. Ltd.	3,139	50,819
ES-Con Japan Ltd.	14,514	81,873
euglena Co. Ltd. (x)*	9,207	63,702
Exedy Corp.	3,400	43,150
EXEO Group, Inc.	9,800	153,430
Ezaki Glico Co. Ltd. (x)	4,571	132,266
Fancl Corp.	6,642	121,598
FANUC Corp.	15,867	2,487,039
Fast Retailing Co. Ltd.	2,382	1,245,643
FCC Co. Ltd.	7,838	77,918
Food & Life Cos. Ltd.	9,290	198,119
FP Corp.	4,036	84,355
Fudo Tetra Corp.	6,411	72,894
Fuji Co. Ltd.	2,999	47,000
Fuji Corp.	5,877	86,723
Fuji Electric Co. Ltd.	9,979	413,860
Fuji Kyuko Co. Ltd.	2,194	67,970
Fuji Media Holdings, Inc.	20,394	172,817
Fuji Oil Holdings, Inc.	4,030	63,656
Fuji Seal International, Inc.	4,473	48,629
Fuji Soft, Inc. (x)	1,853	106,043
FUJIFILM Holdings Corp.	31,064	1,668,039
Fujikura Ltd.	21,309	120,929
Fujimi, Inc.	1,257	52,772
Fujimori Kogyo Co. Ltd.	2,520	64,583
Fujitec Co. Ltd.	6,579	146,206
Fujitsu General Ltd.	6,319	125,371
Fujitsu Ltd.	16,267	2,036,175
Fukui Computer Holdings, Inc.	1,895	47,732
Fukuoka Financial Group, Inc.	16,400	295,510
Fukushima Galilei Co. Ltd.	2,372	60,351
Fukuyama Transporting Co. Ltd.	2,128	48,350
FULLCAST Holdings Co. Ltd.	4,492	71,842
Funai Soken Holdings, Inc. (x)	3,831	60,952
Furukawa Electric Co. Ltd.	7,000	115,046
Fuso Chemical Co. Ltd.	1,214	31,797
Futaba Industrial Co. Ltd.	9,500	26,907
Future Corp. (x)	8,216	83,837
Fuyo General Lease Co. Ltd.	2,579	146,457
G-7 Holdings, Inc.	5,406	57,219
Genky DrugStores Co. Ltd.	1,906	47,154
giftee, Inc. (x)*	4,332	37,987
Giken Ltd.	1,041	23,650
GLOBERIDE, Inc.	2,998	47,067
Glory Ltd.	4,557	68,831
GMO GlobalSign Holdings KK (x)	955	34,548
GMO internet, Inc. (x)	7,656	130,420
GMO Payment Gateway, Inc.	3,387	238,774
Goldwin, Inc.	2,916	163,596
Gree, Inc. (x)	19,104	116,109
GS Yuasa Corp.	5,471	85,693
GungHo Online Entertainment, Inc.	5,621	99,291
Gunze Ltd.	2,242	60,839
H.U. Group Holdings, Inc.	6,996	151,966
H2O Retailing Corp.	9,500	73,641
Hachijuni Bank Ltd. (The)	43,000	158,532
Hakuhodo DY Holdings, Inc.	27,115	249,068
Hamamatsu Photonics KK	11,935	464,049
Hankyu Hanshin Holdings, Inc.	21,021	573,646
Hanwa Co. Ltd.	3,585	75,237
Haseko Corp.	16,475	193,076
Hazama Ando Corp.	13,966	86,805

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Heiwa Corp.	4,550	$67,530
Heiwado Co. Ltd.	2,453	36,117
Hikari Tsushin, Inc.	1,831	187,839
Hino Motors Ltd.	22,963	118,062
Hioki EE Corp. (x)	1,430	67,007
Hirogin Holdings, Inc.	36,500	170,083
Hirose Electric Co. Ltd.	2,789	368,296
HIS Co. Ltd. (x)*	3,292	49,330
Hisamitsu Pharmaceutical Co., Inc.	5,579	143,808
Hitachi Construction Machinery Co. Ltd.	6,567	145,594
Hitachi Ltd.	86,959	4,120,224
Hitachi Metals Ltd.*	19,279	291,513
Hitachi Transport System Ltd.	3,481	218,925
Hitachi Zosen Corp.	13,019	82,009
Hogy Medical Co. Ltd.	3,574	79,345
Hokkaido Electric Power Co., Inc.	22,712	82,577
Hokuetsu Corp.	13,526	69,677
Hokuhoku Financial Group, Inc.	13,814	85,305
Hokuriku Electric Power Co.	21,850	85,709
Honda Motor Co. Ltd.	135,351	3,274,079
Horiba Ltd.	3,816	161,646
Hoshizaki Corp. (x)	9,728	290,205
House Foods Group, Inc.	8,400	175,077
Hoya Corp.	34,488	2,948,203
Hulic Co. Ltd. (x)	40,493	313,637
Hyakugo Bank Ltd. (The)	17,673	42,747
Hyakujushi Bank Ltd. (The)	2,900	36,199
Ibiden Co. Ltd.	8,897	248,654
Ichibanya Co. Ltd.	1,268	43,985
Ichigo, Inc.	8,879	20,496
Idec Corp.	4,275	88,186
Idemitsu Kosan Co. Ltd.	18,720	449,672
IDOM, Inc.	10,714	58,771
IHI Corp.	10,832	290,364
Iida Group Holdings Co. Ltd.	15,482	238,471
Iino Kaiun Kaisha Ltd.	15,176	76,569
Inaba Denki Sangyo Co. Ltd.	6,062	119,170
Inabata & Co. Ltd.	6,373	104,153
Infocom Corp.	2,107	31,599
Infomart Corp.	19,428	53,270
Information Services International-Dentsu Ltd.	2,820	82,902
INFRONEER Holdings, Inc.	20,727	147,483
Inpex Corp. (x)	88,887	959,319
Insource Co. Ltd.	4,579	76,784
Internet Initiative Japan, Inc.	4,626	161,959
IR Japan Holdings Ltd.	856	12,844
Iriso Electronics Co. Ltd.	1,764	41,570
Iseki & Co. Ltd.	4,100	35,466
Isetan Mitsukoshi Holdings Ltd.	35,742	289,970
Isuzu Motors Ltd.	53,195	586,493
Ito En Ltd.	5,017	224,637
ITOCHU Corp. (x)	112,699	3,047,931
Itochu Enex Co. Ltd.	5,640	43,679
Itochu Techno-Solutions Corp.	7,982	194,625
Itoham Yonekyu Holdings, Inc.	12,689	64,525
Iwatani Corp.	3,794	146,321
Iyo Bank Ltd. (The)	24,000	117,860
Izumi Co. Ltd.	3,455	77,832
J Front Retailing Co. Ltd.	22,829	195,311
JAC Recruitment Co. Ltd.	4,065	52,111
Jaccs Co. Ltd.	3,901	96,524
JAFCO Group Co. Ltd.	7,419	89,550
Japan Airlines Co. Ltd.*	37,002	648,272
Japan Airport Terminal Co. Ltd.*	6,373	254,358
Japan Aviation Electronics Industry Ltd.	6,944	104,653
Japan Cash Machine Co. Ltd.	6,102	30,022
Japan Display, Inc.*	231,888	117,892
Japan Elevator Service Holdings Co. Ltd.	4,050	42,205
Japan Exchange Group, Inc.	46,186	667,027
Japan Lifeline Co. Ltd.	7,771	52,389
Japan Material Co. Ltd.	5,450	77,900
Japan Petroleum Exploration Co. Ltd.	2,682	63,135
Japan Post Bank Co. Ltd.	46,500	361,672
Japan Post Holdings Co. Ltd.	211,536	1,511,391
Japan Post Insurance Co. Ltd.	19,609	313,826
Japan Pulp & Paper Co. Ltd.	2,543	71,526
Japan Securities Finance Co. Ltd.	6,741	42,407
Japan Steel Works Ltd. (The)	6,516	141,775
Japan Tobacco, Inc. (x)	95,115	1,645,176
Japan Wool Textile Co. Ltd. (The)	5,449	39,574
JCR Pharmaceuticals Co. Ltd.	5,088	86,892
JCU Corp.	1,541	38,475
Jeol Ltd.	3,266	126,122
JFE Holdings, Inc.	47,231	496,807
JGC Holdings Corp.	18,595	241,671
JINS Holdings, Inc.	771	24,226
JMDC, Inc. (x)	1,581	68,712
Joyful Honda Co. Ltd.	6,398	74,727
JSR Corp.	16,517	428,973
JTEKT Corp.	17,798	133,940
Juroku Financial Group, Inc.	3,200	55,212
Justsystems Corp.	2,992	84,171
JVCKenwood Corp.	19,300	25,133
Kadokawa Corp.	9,702	209,148
Kaga Electronics Co. Ltd.	3,589	80,221
Kagome Co. Ltd.	8,701	212,367
Kajima Corp.	40,971	470,443
Kakaku.com, Inc.	13,130	216,820
Kaken Pharmaceutical Co. Ltd.	2,834	79,719
Kameda Seika Co. Ltd.	1,676	59,543
Kamigumi Co. Ltd.	8,622	166,990
Kanamoto Co. Ltd.	2,948	41,850
Kandenko Co. Ltd.	10,184	63,525
Kaneka Corp.	6,200	152,748
Kanematsu Corp.	8,108	80,067
Kanematsu Electronics Ltd.	935	27,785
Kansai Electric Power Co., Inc. (The)	65,172	645,705
Kansai Food Market Ltd. (x)	8,938	78,227
Kansai Paint Co. Ltd.	18,311	233,724
Kao Corp.	37,362	1,507,805
Kappa Create Co. Ltd.*	4,080	43,197
Katitas Co. Ltd.	5,812	125,301
Kato Sangyo Co. Ltd.	2,563	61,515
Kawasaki Heavy Industries Ltd.	12,529	235,255
Kawasaki Kisen Kaisha Ltd. (x)	5,681	347,567
KDDI Corp.	129,339	4,089,907
KeePer Technical Laboratory Co. Ltd. (x)	2,208	57,517
Keihan Holdings Co. Ltd.	8,105	202,040

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Keihanshin Building Co. Ltd.	3,858	$37,356
Keikyu Corp.	24,606	269,812
Keio Corp.	8,634	309,182
Keisei Electric Railway Co. Ltd.	13,333	367,811
Kewpie Corp.	13,000	219,872
Key Coffee, Inc.	4,000	62,015
Keyence Corp.	16,382	5,606,405
KH Neochem Co. Ltd. (x)	3,353	61,527
Kikkoman Corp.	12,176	646,692
Kinden Corp.	15,000	173,318
Kintetsu Department Store Co. Ltd.*	2,816	50,403
Kintetsu Group Holdings Co. Ltd.	15,762	490,451
Kintetsu World Express, Inc.	3,932	120,915
Kirin Holdings Co. Ltd. (x)	66,696	1,051,145
Kissei Pharmaceutical Co. Ltd.	3,193	62,493
Ki-Star Real Estate Co. Ltd. (x)	2,056	71,290
Kitano Construction Corp.	2,956	46,597
Kiyo Bank Ltd. (The)	3,600	35,387
Kobayashi Pharmaceutical Co. Ltd. (x)	4,615	284,546
Kobe Bussan Co. Ltd.	12,559	307,432
Kobe Steel Ltd.	33,016	149,941
Koei Tecmo Holdings Co. Ltd.	5,514	178,133
Kohnan Shoji Co. Ltd.	2,315	62,476
Koito Manufacturing Co. Ltd.	9,589	304,620
Kokuyo Co. Ltd. (x)	7,982	101,131
Komatsu Ltd.	81,937	1,823,997
Komeri Co. Ltd.	3,475	67,562
Komori Corp.	7,900	47,667
Konami Group Corp.	6,450	357,226
Konica Minolta, Inc.	43,791	146,284
Konoike Transport Co. Ltd.	6,036	56,497
Kose Corp. (x)	3,360	305,941
Kotobuki Spirits Co. Ltd.	1,632	88,611
K’s Holdings Corp.	17,800	173,457
Kubota Corp. (x)	87,584	1,309,937
Kumagai Gumi Co. Ltd.	3,271	66,348
Kumiai Chemical Industry Co. Ltd.	9,350	76,004
Kura Sushi, Inc. (x)	3,446	80,434
Kuraray Co. Ltd. (x)	28,183	227,601
Kureha Corp.	1,321	92,806
Kurita Water Industries Ltd.	9,006	327,578
Kusuri no Aoki Holdings Co. Ltd.	727	31,093
KYB Corp.	1,923	43,901
Kyocera Corp.	24,866	1,330,988
KYORIN Holdings, Inc.	6,041	79,012
Kyoritsu Maintenance Co. Ltd. (x)	2,670	99,651
Kyowa Kirin Co. Ltd.	18,509	416,348
Kyudenko Corp.	3,588	72,601
Kyushu Electric Power Co., Inc.	31,604	203,126
Kyushu Financial Group, Inc.	34,349	98,285
Kyushu Railway Co.	11,748	244,983
Lasertec Corp. (x)	7,490	884,363
Lawson, Inc.	5,088	169,173
Life Corp.	3,042	58,077
Link And Motivation, Inc. (x)	10,606	37,329
Lintec Corp.	4,900	83,081
Lion Corp.	21,636	238,665
LITALICO, Inc.	3,942	62,116
Lixil Corp.	26,386	494,494
M&A Capital Partners Co. Ltd.*	1,564	41,145
M3, Inc.	28,984	833,896
Mabuchi Motor Co. Ltd.	4,526	116,671
Macnica Fuji Electronics Holdings, Inc.	4,581	88,389
Maeda Kosen Co. Ltd.	3,173	68,783
Makino Milling Machine Co. Ltd.	2,098	65,229
Makita Corp.	22,583	563,522
Mandom Corp.	8,317	97,717
Mani, Inc.	7,470	72,678
Marubeni Corp.	164,037	1,480,756
Maruha Nichiro Corp.	3,726	70,167
Marui Group Co. Ltd.	15,023	263,189
Maruichi Steel Tube Ltd.	7,800	164,973
MARUKA FURUSATO Corp. (x)	3,674	65,931
Maruwa Co. Ltd.	889	100,864
Maruwa Unyu Kikan Co. Ltd.	4,260	42,067
Marvelous, Inc.	10,228	50,682
Matsuda Sangyo Co. Ltd.	4,000	59,341
Matsui Securities Co. Ltd.	14,747	87,515
MatsukiyoCocokara & Co.	11,433	462,401
Matsuya Co. Ltd.*	7,173	49,203
Matsuyafoods Holdings Co. Ltd.	3,039	87,270
Max Co. Ltd.	6,000	71,287
Maxell Ltd.	5,700	55,401
Mazda Motor Corp.	57,715	472,629
Mebuki Financial Group, Inc.	104,665	206,003
Media Do Co. Ltd.	2,077	25,645
Medipal Holdings Corp.	17,687	249,574
MedPeer, Inc. (x)*	1,059	14,494
Megachips Corp.	3,355	78,128
Megmilk Snow Brand Co. Ltd.	3,437	45,966
Meidensha Corp.	4,400	64,587
Meiji Holdings Co. Ltd.	10,929	536,565
Meiko Electronics Co. Ltd.	2,286	53,110
Meitec Corp.	5,817	93,830
Melco Holdings, Inc.	2,177	55,746
Menicon Co. Ltd.	4,964	114,088
METAWATER Co. Ltd.	3,652	54,189
Midac Holdings Co. Ltd.	1,977	40,758
Milbon Co. Ltd.	2,308	81,114
Mimasu Semiconductor Industry Co. Ltd.	3,269	50,381
Minebea Mitsumi, Inc.	30,892	526,709
Mirait one Corp.	7,953	93,683
Miroku Jyoho Service Co. Ltd.	2,998	26,309
MISUMI Group, Inc.	20,444	431,474
Mitani Sekisan Co. Ltd.	1,611	51,106
Mitsubishi Chemical Group Corp.	108,956	590,714
Mitsubishi Corp.	122,326	3,637,403
Mitsubishi Electric Corp.	168,893	1,807,771
Mitsubishi Estate Co. Ltd.	109,435	1,589,159
Mitsubishi Gas Chemical Co., Inc.	14,524	209,474
Mitsubishi HC Capital, Inc.	60,887	281,064
Mitsubishi Heavy Industries Ltd.	27,889	976,167
Mitsubishi Logisnext Co. Ltd.	10,284	66,002
Mitsubishi Logistics Corp.	4,975	119,066
Mitsubishi Materials Corp.	14,300	204,377
Mitsubishi Motors Corp.*	75,000	253,987
Mitsubishi Pencil Co. Ltd.	3,972	42,949
Mitsubishi Shokuhin Co. Ltd.	3,000	84,085
Mitsubishi UFJ Financial Group, Inc.	1,072,296	5,737,313
Mitsuboshi Belting Ltd.	4,120	85,819
Mitsui & Co. Ltd.	130,461	2,880,942

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsui Chemicals, Inc.	14,798	$315,506
Mitsui Fudosan Co. Ltd.	75,922	1,633,767
Mitsui High-Tec, Inc.	2,493	154,940
Mitsui Mining & Smelting Co. Ltd.	5,900	137,704
Mitsui OSK Lines Ltd. (x)	27,819	638,918
Mitsuuroko Group Holdings Co. Ltd.	7,084	48,488
Miura Co. Ltd.	8,004	158,409
Mixi, Inc.	3,456	57,399
Mizuho Financial Group, Inc.	218,054	2,479,550
Mizuho Leasing Co. Ltd.	1,996	45,701
Mizuno Corp.	4,444	76,715
Mochida Pharmaceutical Co. Ltd.	2,534	60,813
Modec, Inc.*	4,782	41,026
Monex Group, Inc.	14,185	44,198
Money Forward, Inc.*	2,210	55,173
Monogatari Corp. (The)	1,574	68,039
MonotaRO Co. Ltd.	23,996	356,904
Morinaga & Co. Ltd.	4,247	136,129
Morinaga Milk Industry Co. Ltd.	3,908	139,902
Morita Holdings Corp.	3,388	32,912
MOS Food Services, Inc.	3,648	84,011
MS&AD Insurance Group Holdings, Inc.	40,455	1,240,300
Murata Manufacturing Co. Ltd.	50,497	2,734,942
Musashi Seimitsu Industry Co. Ltd.	5,616	57,639
Nabtesco Corp. (x)	11,042	258,255
Nachi-Fujikoshi Corp.	2,183	55,871
Nagaileben Co. Ltd.	2,171	30,294
Nagase & Co. Ltd.	11,432	157,175
Nagawa Co. Ltd.	1,145	68,142
Nagoya Railroad Co. Ltd.	17,631	271,729
Nankai Electric Railway Co. Ltd.	9,800	194,262
NEC Corp.	21,462	834,363
NEC Networks & System Integration Corp.	5,600	75,760
NET One Systems Co. Ltd.	7,723	170,937
Nexon Co. Ltd. (x)	40,874	837,467
Nextage Co. Ltd.	6,335	109,158
NGK Insulators Ltd.	22,442	302,631
NGK Spark Plug Co. Ltd.	12,240	222,381
NH Foods Ltd.	6,942	217,295
NHK Spring Co. Ltd.	25,000	164,716
Nichias Corp.	4,359	72,535
Nichicon Corp.	10,871	100,974
Nichiha Corp.	3,077	59,920
Nichirei Corp.	9,587	166,746
Nidec Corp.	42,401	2,621,808
Nifco, Inc.	5,877	137,242
Nihon Kohden Corp.	7,968	163,028
Nihon M&A Center Holdings, Inc.	26,473	281,993
Nihon Parkerizing Co. Ltd.	12,170	79,983
Nihon Yamamura Glass Co. Ltd.*	5,562	30,678
Nikkon Holdings Co. Ltd.	5,491	87,114
Nikon Corp.	26,926	311,702
Nintendo Co. Ltd.	10,206	4,410,955
Nippn Corp.	4,887	58,796
Nippon Ceramic Co. Ltd.	1,836	27,678
Nippon Chemi-Con Corp.*	3,503	43,888
Nippon Densetsu Kogyo Co. Ltd.	4,340	56,274
Nippon Electric Glass Co. Ltd.	6,101	116,208
Nippon Express Holdings, Inc.	6,057	329,225
Nippon Gas Co. Ltd.	8,442	119,767
Nippon Kanzai Co. Ltd.	4,458	85,267
Nippon Kayaku Co. Ltd.	10,745	86,625
Nippon Light Metal Holdings Co. Ltd.	5,252	57,864
Nippon Paint Holdings Co. Ltd. (x)	67,250	501,783
Nippon Paper Industries Co. Ltd.	9,600	68,091
Nippon Pillar Packing Co. Ltd.	3,146	63,046
Nippon Sanso Holdings Corp.	15,957	254,589
Nippon Sharyo Ltd.	3,791	57,909
Nippon Shinyaku Co. Ltd.	4,816	293,047
Nippon Shokubai Co. Ltd.	2,462	95,326
Nippon Signal Co. Ltd.	8,900	64,516
Nippon Soda Co. Ltd.	3,389	109,087
Nippon Steel Corp.	77,064	1,075,623
Nippon Steel Trading Corp.	2,026	76,048
Nippon Suisan Kaisha Ltd.	20,317	85,840
Nippon Telegraph & Telephone Corp.	194,427	5,582,429
Nippon Television Holdings, Inc.	13,631	121,327
Nippon Yusen KK (x)	13,997	960,200
Nipro Corp.	13,900	109,375
Nishimatsu Construction Co. Ltd.	3,295	98,759
Nishimatsuya Chain Co. Ltd.	6,093	64,201
Nishi-Nippon Financial Holdings, Inc.	13,628	75,383
Nishi-Nippon Railroad Co. Ltd.	5,600	119,812
Nissan Chemical Corp.	9,008	415,461
Nissan Motor Co. Ltd.	208,447	812,466
Nissan Shatai Co. Ltd.	9,940	42,084
Nissha Co. Ltd. (x)	6,603	71,657
Nisshin Oillio Group Ltd. (The)	2,383	55,073
Nisshin Seifun Group, Inc.	18,778	219,852
Nisshinbo Holdings, Inc.	12,062	90,825
Nissin Electric Co. Ltd.	7,460	84,038
Nissin Foods Holdings Co. Ltd.	6,316	436,036
Nitori Holdings Co. Ltd.	7,066	670,802
Nitta Corp.	1,728	35,187
Nitto Boseki Co. Ltd.	2,757	47,521
Nitto Denko Corp.	10,449	676,830
Nitto Kogyo Corp.	5,056	87,509
Noevir Holdings Co. Ltd.	1,781	75,642
NOF Corp.	7,305	271,074
Nohmi Bosai Ltd.	4,847	65,971
Nojima Corp.	3,609	74,956
NOK Corp.	8,604	70,080
Nomura Co. Ltd.	11,318	77,639
Nomura Holdings, Inc.	266,158	973,496
Nomura Real Estate Holdings, Inc.	10,820	265,340
Nomura Research Institute Ltd.	32,143	856,016
Noritake Co. Ltd.	1,990	59,147
Noritsu Koki Co. Ltd.	4,795	81,275
Noritz Corp. (x)	4,795	51,176
North Pacific Bank Ltd.	37,980	62,450
NS Solutions Corp.	3,420	91,314
NS United Kaiun Kaisha Ltd.	3,102	84,556
NSD Co. Ltd.	5,948	103,745
NSK Ltd.	30,498	164,253
NTN Corp.*	37,117	70,931
NTT Data Corp.	45,164	620,160
Obara Group, Inc. (x)	1,415	30,163
Obayashi Corp.	56,756	412,299
OBIC Business Consultants Co. Ltd.	1,642	56,192

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Obic Co. Ltd.	5,591	$791,481
Odakyu Electric Railway Co. Ltd.	24,751	333,194
Ogaki Kyoritsu Bank Ltd. (The)	2,098	26,619
Ohsho Food Service Corp.	741	38,185
Oiles Corp.	4,560	51,316
Oisix ra daichi, Inc.*	2,321	28,231
Oita Bank Ltd. (The)	2,100	28,915
Oji Holdings Corp.	68,133	295,392
Okamoto Industries, Inc.	2,906	81,538
Okamura Corp.	7,341	65,626
Oki Electric Industry Co. Ltd.	8,423	46,036
Okinawa Electric Power Co., Inc. (The)	4,021	38,890
OKUMA Corp.	1,173	43,964
Okumura Corp.	2,739	60,843
Olympus Corp.	88,572	1,781,251
Omron Corp.	15,050	765,342
Ono Pharmaceutical Co. Ltd.	39,699	1,019,175
Onward Holdings Co. Ltd.	15,000	28,103
Open Door, Inc. (x)*	4,483	60,981
Open House Group Co. Ltd.	4,646	185,052
Optim Corp.*	2,491	13,634
Optorun Co. Ltd.	5,119	67,980
Oracle Corp.	3,300	190,583
Organo Corp.	805	50,409
Orient Corp.	65,426	61,743
Oriental Land Co. Ltd.	19,520	2,718,502
ORIX Corp.	105,945	1,778,518
Osaka Gas Co. Ltd.	31,014	595,657
Osaka Organic Chemical Industry Ltd.	3,454	56,381
Osaka Soda Co. Ltd.	1,925	45,430
OSG Corp.	9,700	112,777
Otsuka Corp.	9,530	281,522
Otsuka Holdings Co. Ltd.	35,927	1,276,452
Outsourcing, Inc.	8,818	67,363
PAL GROUP Holdings Co. Ltd.	5,721	75,892
PALTAC Corp.	2,773	85,904
Pan Pacific International Holdings Corp. (x)	34,808	555,768
Panasonic Holdings Corp.	188,515	1,525,003
Paramount Bed Holdings Co. Ltd.	4,444	72,163
Park24 Co. Ltd.*	10,900	150,927
Pasona Group, Inc.	3,788	52,549
Penta-Ocean Construction Co. Ltd.	29,322	158,738
PeptiDream, Inc.*	8,788	92,227
Persol Holdings Co. Ltd.	18,066	328,830
Pharma Foods International Co. Ltd. (x)	3,751	38,887
PHC Holdings Corp.	4,990	46,984
Pigeon Corp. (x)	10,057	138,048
Pilot Corp.	3,104	110,688
Piolax, Inc.	4,502	66,171
Plenus Co. Ltd.	5,333	78,342
Pola Orbis Holdings, Inc. (x)	8,224	101,385
Pressance Corp.	6,138	68,356
Prestige International, Inc.	10,559	52,661
Prima Meat Packers Ltd.	3,652	61,315
Raito Kogyo Co. Ltd.	6,051	82,809
Raksul, Inc.*	1,894	26,060
Rakus Co. Ltd.	5,219	61,649
Rakuten Group, Inc.	80,498	363,475
Recruit Holdings Co. Ltd.	126,723	3,736,984
Relia, Inc.	8,142	64,263
Relo Group, Inc.	8,730	140,896
Renesas Electronics Corp.*	98,262	886,510
Rengo Co. Ltd.	21,000	113,729
RENOVA, Inc.*	2,551	45,978
Resona Holdings, Inc.	194,518	728,737
Resorttrust, Inc.	7,178	117,263
Ricoh Co. Ltd.	46,040	358,140
Ricoh Leasing Co. Ltd.	1,550	39,942
Riken Corp.	1,600	27,610
Riken Keiki Co. Ltd.	845	22,407
Rinnai Corp.	3,700	254,645
Riso Kagaku Corp.	2,813	46,002
Riso Kyoiku Co. Ltd.	22,934	53,952
Rohm Co. Ltd.	7,590	525,629
Rohto Pharmaceutical Co. Ltd.	10,582	305,921
Roland Corp.	1,717	51,088
Rorze Corp.	1,360	84,117
Round One Corp.	6,290	70,840
Royal Holdings Co. Ltd. (x)*	1,912	33,640
RS Technologies Co. Ltd.	1,707	78,958
Ryohin Keikaku Co. Ltd.	21,429	218,648
S Foods, Inc.	3,922	90,086
Saibu Gas Holdings Co. Ltd.	2,687	37,390
Saizeriya Co. Ltd.	3,745	74,239
Sakai Moving Service Co. Ltd.	1,540	51,498
Sakata Seed Corp.	2,341	78,957
SAMTY Co. Ltd.	5,054	75,133
San ju San Financial Group, Inc.	2,610	26,823
San-A Co. Ltd.	1,826	55,195
San-Ai Obbli Co. Ltd.	7,598	53,953
Sangetsu Corp.	3,239	37,210
San-In Godo Bank Ltd. (The)	579	2,792
Sanken Electric Co. Ltd.	2,047	71,156
Sanki Engineering Co. Ltd.	7,418	84,006
Sankyo Co. Ltd.	3,547	107,243
Sankyu, Inc.	4,962	142,755
Sanrio Co. Ltd.	5,173	117,717
Sansan, Inc.*	4,408	29,955
Santen Pharmaceutical Co. Ltd.	30,999	243,257
Sanwa Holdings Corp.	21,000	201,394
Sanyo Chemical Industries Ltd.	1,868	65,503
Sanyo Denki Co. Ltd.	1,435	55,255
Sanyo Special Steel Co. Ltd.	3,355	48,569
Sapporo Holdings Ltd.	6,302	139,854
Sawai Group Holdings Co. Ltd.	4,400	133,505
SBI Holdings, Inc.	20,062	392,888
SBS Holdings, Inc.	2,809	56,452
SCREEN Holdings Co. Ltd.	2,784	186,707
SCSK Corp.	12,294	207,018
Secom Co. Ltd.	16,643	1,028,787
Sega Sammy Holdings, Inc.	20,371	327,213
Seibu Holdings, Inc.	22,730	239,400
Seiko Epson Corp.	24,121	341,582
Seiko Holdings Corp.	4,175	89,246
Seiren Co. Ltd.	5,033	74,964
Sekisui Chemical Co. Ltd.	33,017	452,289
Sekisui House Ltd.	57,097	999,290
Sekisui Jushi Corp.	5,073	63,082
Senko Group Holdings Co. Ltd. (x)	10,158	65,765
Seven & i Holdings Co. Ltd.	63,033	2,443,443

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Seven Bank Ltd.	64,776	$123,664
SG Holdings Co. Ltd.	28,698	484,519
Sharp Corp.	21,346	165,209
Shibaura Machine Co. Ltd.	3,304	64,399
Shibuya Corp. (x)	2,975	51,407
SHIFT, Inc.*	776	100,082
Shiga Bank Ltd. (The)	2,831	57,720
Shikoku Electric Power Co., Inc.	18,249	106,412
Shimadzu Corp.	21,141	669,127
Shimamura Co. Ltd.	2,500	219,464
Shimano, Inc.	6,832	1,155,691
Shimizu Corp.	57,596	318,583
Shimojima Co. Ltd.	5,300	37,509
Shin-Etsu Chemical Co. Ltd.	28,910	3,263,635
Shin-Etsu Polymer Co. Ltd.	6,313	55,007
Shinko Electric Industries Co. Ltd.	5,402	138,292
Shinsei Bank Ltd.	15,507	233,612
Shionogi & Co. Ltd.	21,278	1,075,628
Ship Healthcare Holdings, Inc.	5,252	93,473
Shiseido Co. Ltd. (x)	32,924	1,322,788
Shizuoka Bank Ltd. (The)	40,645	244,215
Shizuoka Gas Co. Ltd.	6,571	44,045
SHO-BOND Holdings Co. Ltd.	4,612	203,019
Shochiku Co. Ltd.*	1,166	103,517
Shoei Co. Ltd.	2,374	93,007
Showa Denko KK	14,151	240,768
Showa Sangyo Co. Ltd.	2,573	48,123
Siix Corp.	7,281	51,086
Simplex Holdings, Inc.	1,627	20,776
Sinanen Holdings Co. Ltd.	1,631	41,010
Sinfonia Technology Co. Ltd.	7,390	72,934
Sintokogio Ltd.	7,500	37,334
SKY Perfect JSAT Holdings, Inc.	7,493	29,833
Skylark Holdings Co. Ltd. (x)	20,442	239,488
SMC Corp.	5,294	2,362,375
SMK Corp.	1,620	24,830
SMS Co. Ltd.	4,785	94,446
Snow Peak, Inc. (x)	3,954	78,824
SoftBank Corp.	268,713	2,982,446
SoftBank Group Corp.	106,384	4,111,350
Sohgo Security Services Co. Ltd.	6,327	175,920
Sojitz Corp. (x)	23,132	328,734
Solasto Corp.	7,031	37,807
Sompo Holdings, Inc.	27,349	1,206,573
Sony Group Corp.	113,260	9,256,040
Sotetsu Holdings, Inc.	6,169	106,771
S-Pool, Inc.	9,554	79,241
Square Enix Holdings Co. Ltd.	8,069	357,648
SRE Holdings Corp.*	820	13,794
Stanley Electric Co. Ltd.	13,307	218,794
Starts Corp., Inc.	1,076	22,118
Subaru Corp.	48,581	864,242
Sugi Holdings Co. Ltd.	3,272	143,421
SUMCO Corp. (x)	28,828	370,952
Sumitomo Bakelite Co. Ltd.	2,496	74,866
Sumitomo Chemical Co. Ltd.	130,222	508,355
Sumitomo Corp.	106,864	1,461,583
Sumitomo Densetsu Co. Ltd.	5,174	98,967
Sumitomo Electric Industries Ltd.	63,561	702,950
Sumitomo Forestry Co. Ltd. (x)	11,831	167,829
Sumitomo Heavy Industries Ltd.	10,441	230,653
Sumitomo Metal Mining Co. Ltd.	21,852	684,802
Sumitomo Mitsui Construction Co. Ltd.	15,803	53,830
Sumitomo Mitsui Financial Group, Inc.	117,364	3,485,594
Sumitomo Mitsui Trust Holdings, Inc.	31,024	955,858
Sumitomo Osaka Cement Co. Ltd. (x)	4,400	109,180
Sumitomo Pharma Co. Ltd.	15,798	127,098
Sumitomo Realty & Development Co. Ltd.	36,897	975,215
Sumitomo Rubber Industries Ltd. (x)	16,520	141,237
Sumitomo Warehouse Co. Ltd. (The)	5,783	85,387
Sundrug Co. Ltd.	6,166	138,161
Suntory Beverage & Food Ltd. (x)	12,637	477,999
Suruga Bank Ltd.	11,788	31,933
Suzuken Co. Ltd.	7,488	211,534
Suzuki Motor Corp.	38,774	1,219,928
Sysmex Corp.	14,334	863,682
Systena Corp.	23,296	67,721
T Hasegawa Co. Ltd.	3,525	71,737
T&D Holdings, Inc.	43,401	518,718
Tadano Ltd.	8,952	58,976
Taiheiyo Cement Corp.	12,822	190,904
Taikisha Ltd.	2,538	59,523
Taisei Corp.	17,402	542,211
Taisho Pharmaceutical Holdings Co. Ltd.	4,317	170,616
Taiyo Holdings Co. Ltd.	3,818	80,191
Taiyo Yuden Co. Ltd.	8,275	281,564
Takamatsu Construction Group Co. Ltd.	3,899	59,371
Takara Bio, Inc.	4,701	66,709
Takara Standard Co. Ltd.	6,958	64,128
Takasago Thermal Engineering Co. Ltd.	5,745	68,255
Takashimaya Co. Ltd.	11,437	112,182
Takeda Pharmaceutical Co. Ltd.	142,104	3,993,487
Takeuchi Manufacturing Co. Ltd.	4,365	74,737
Takuma Co. Ltd.	5,495	53,829
Tama Home Co. Ltd. (x)	4,485	81,021
TBS Holdings, Inc.	11,930	149,495
TDK Corp.	26,187	809,868
TechMatrix Corp.	5,615	69,574
TechnoPro Holdings, Inc.	10,275	206,031
Teijin Ltd.	14,506	151,152
Terumo Corp.	50,014	1,508,178
Tess Holdings Co. Ltd. (x)	4,749	41,354
T-Gaia Corp.	5,533	66,006
THK Co. Ltd.	9,493	178,448
TIS, Inc.	18,861	494,560
TKC Corp.	2,570	62,119
Tobishima Corp.	6,530	49,111
Tobu Railway Co. Ltd.	17,551	401,340
Tocalo Co. Ltd.	8,849	80,507
Toda Corp.	32,000	169,932
Toei Co. Ltd.	540	70,794
Toho Bank Ltd. (The)	26,176	40,140
Toho Co. Ltd.	9,635	348,536
Toho Gas Co. Ltd.	8,185	197,405
Toho Holdings Co. Ltd.	2,743	42,352

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Tohoku Electric Power Co., Inc.	41,248	$221,155
Tokai Carbon Co. Ltd.	15,000	114,448
Tokai Corp.	2,615	32,102
TOKAI Holdings Corp. (x)	9,977	65,244
Tokai Rika Co. Ltd.	5,427	59,256
Tokai Tokyo Financial Holdings, Inc.	29,209	79,688
Token Corp.	853	48,508
Tokio Marine Holdings, Inc.	53,486	3,116,872
Tokuyama Corp.	7,400	94,211
Tokyo Century Corp.	3,218	106,585
Tokyo Electric Power Co. Holdings, Inc.*	136,134	569,077
Tokyo Electron Device Ltd.	1,587	59,603
Tokyo Electron Ltd.	11,472	3,721,088
Tokyo Gas Co. Ltd.	32,003	662,123
Tokyo Ohka Kogyo Co. Ltd.	2,294	112,384
Tokyo Seimitsu Co. Ltd.	3,298	107,777
Tokyo Steel Manufacturing Co. Ltd.	9,358	102,979
Tokyo Tatemono Co. Ltd. (x)	19,659	270,974
Tokyotokeiba Co. Ltd.	2,059	59,604
Tokyu Construction Co. Ltd.	14,461	68,154
Tokyu Corp.	41,971	494,634
Tokyu Fudosan Holdings Corp.	57,534	303,033
Tomy Co. Ltd.	9,500	95,495
Topcon Corp.	8,062	105,189
Toppan, Inc.	25,746	430,451
Toray Industries, Inc.	117,437	659,334
Toridoll Holdings Corp. (x)	2,530	43,027
Toshiba Corp. (x)	30,889	1,256,306
Toshiba TEC Corp.	2,627	84,110
Tosho Co. Ltd.	2,808	25,715
Tosoh Corp.	24,847	308,806
Totetsu Kogyo Co. Ltd.	1,687	30,143
TOTO Ltd.	12,927	427,322
Towa Pharmaceutical Co. Ltd.	3,403	61,557
Toyo Ink SC Holdings Co. Ltd.	1,695	23,773
Toyo Seikan Group Holdings Ltd.	12,145	127,107
Toyo Suisan Kaisha Ltd.	9,479	369,748
Toyo Tire Corp. (x)	11,244	140,531
Toyobo Co. Ltd.	9,549	70,569
Toyoda Gosei Co. Ltd.	5,313	83,981
Toyota Boshoku Corp.	5,878	87,390
Toyota Industries Corp.	13,913	862,399
Toyota Motor Corp.	854,803	13,164,566
Toyota Tsusho Corp.	17,007	555,915
TPR Co. Ltd.	4,102	36,367
Trancom Co. Ltd.	1,347	67,828
Transcosmos, Inc.	3,331	85,638
Trend Micro, Inc.	9,014	438,761
Tri Chemical Laboratories, Inc.	2,576	41,351
Trusco Nakayama Corp.	3,910	49,497
TS Tech Co. Ltd.	7,845	81,405
TSI Holdings Co. Ltd.	14,450	36,836
Tsubakimoto Chain Co.	2,593	58,084
Tsugami Corp.	7,561	62,942
Tsumura & Co.	5,969	134,034
Tsuruha Holdings, Inc.	3,954	214,666
TV Asahi Holdings Corp.	4,061	44,264
UACJ Corp.	4,186	63,762
UBE Corp.	10,241	152,330
Ulvac, Inc.	4,000	134,931
Unicharm Corp.	34,849	1,166,761
Uniden Holdings Corp.	4,364	131,516
United Arrows Ltd.	2,708	41,763
United Super Markets Holdings, Inc.	5,338	41,992
Usen-Next Holdings Co. Ltd.	4,021	57,551
Ushio, Inc.	11,665	144,431
USS Co. Ltd.	17,803	307,743
UT Group Co. Ltd.	2,834	46,734
V Technology Co. Ltd.	1,336	27,522
Valor Holdings Co. Ltd.	4,076	54,859
ValueCommerce Co. Ltd.	1,542	35,680
Vision, Inc.*	7,844	74,708
Wacoal Holdings Corp.	3,211	50,777
Wacom Co. Ltd.	10,900	67,561
Weathernews, Inc.	1,408	68,862
Welcia Holdings Co. Ltd.	9,748	195,311
West Japan Railway Co.	20,548	756,365
Wowow, Inc.	1,797	19,926
Xebio Holdings Co. Ltd.	5,148	35,096
Yakult Honsha Co. Ltd.	12,604	727,633
Yamada Holdings Co. Ltd.	65,127	235,280
Yamaguchi Financial Group, Inc.	23,000	126,160
Yamaha Corp.	10,763	443,017
Yamaha Motor Co. Ltd. (x)	23,424	429,563
YA-MAN Ltd.	5,286	67,369
Yamato Holdings Co. Ltd.	23,993	383,450
Yamato Kogyo Co. Ltd.	4,045	133,543
Yamazaki Baking Co. Ltd.	13,933	170,180
Yamazen Corp.	9,283	67,918
Yaoko Co. Ltd.	2,104	94,286
Yaskawa Electric Corp.	17,826	574,923
Yellow Hat Ltd.	3,916	49,607
Yodogawa Steel Works Ltd.	4,760	79,050
Yokogawa Bridge Holdings Corp.	4,453	64,135
Yokogawa Electric Corp.	18,255	299,499
Yokohama Rubber Co. Ltd. (The)(x)	9,294	125,348
Yoshinoya Holdings Co. Ltd.	6,683	122,892
Z Holdings Corp.	255,834	748,463
Zenkoku Hosho Co. Ltd.	5,062	158,649
Zenrin Co. Ltd.	13,250	90,202
Zensho Holdings Co. Ltd.	9,793	235,073
Zeon Corp.	14,213	137,778
Zeria Pharmaceutical Co. Ltd.	5,807	91,662
Zojirushi Corp.	6,115	62,280
ZOZO, Inc.	11,482	207,133
Zuken, Inc.	3,038	68,458

		327,437,563

Jordan (0.0%)†
Hikma Pharmaceuticals plc	25,577	503,639

Mexico (0.0%)†
Fresnillo plc	28,708	267,933

Netherlands (6.7%)
Adyen NV (m)*	5,415	7,960,139
ASML Holding NV	77,015	37,169,590
ING Groep NV	740,248	7,346,612
Koninklijke Ahold Delhaize NV	198,134	5,163,715
Koninklijke Philips NV	167,473	3,633,737
Shell plc	1,165,423	30,412,275

		91,686,068

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
New Zealand (0.1%)
a2 Milk Co. Ltd. (The)*	78,452	$237,500
Auckland International Airport Ltd.*	21,817	97,635
Chorus Ltd.	47,565	210,668
Fisher & Paykel Healthcare Corp. Ltd. (x)	14,470	178,063
Fletcher Building Ltd. (x)	28,272	87,875
Xero Ltd.*	13,815	735,050

		1,546,791

Nigeria (0.0%)†
Airtel Africa plc (m)	168,443	277,411

Russia (0.0%)
Evraz plc (r)	91,874	—

South Africa (0.5%)
Anglo American plc	187,256	6,685,958

Spain (2.3%)
Banco Bilbao Vizcaya Argentaria SA	1,174,050	5,328,636
Banco Santander SA	3,236,299	9,126,206
Iberdrola SA	1,113,736	11,557,025
Industria de Diseno Textil SA	210,577	4,769,029

		30,780,896

United Arab Emirates (0.0%)
NMC Health plc (r)*	14,124	—

United Kingdom (21.0%)
3i Group plc	147,782	1,996,481
abrdn plc	332,077	647,021
Admiral Group plc	34,782	950,649
Ashtead Group plc	68,480	2,872,769
Associated British Foods plc	53,881	1,041,604
AstraZeneca plc	240,481	31,522,671
Auto Trader Group plc (m)	143,061	967,410
AVEVA Group plc	18,461	504,465
Aviva plc	440,253	2,150,845
B&M European Value Retail SA	143,994	645,153
BAE Systems plc	489,470	4,950,568
Barclays plc	2,593,690	4,855,790
Barratt Developments plc	157,617	878,580
Berkeley Group Holdings plc*	16,035	727,555
BP plc	2,966,514	13,971,946
British American Tobacco plc	351,241	15,053,305
British Land Co. plc (The) (REIT)	143,198	780,073
BT Group plc	1,078,331	2,446,948
Bunzl plc	52,292	1,731,691
Burberry Group plc	61,027	1,220,852
Centrica plc*	916,296	897,886
Compass Group plc	276,532	5,661,398
Croda International plc	20,892	1,647,553
DCC plc	15,363	959,955
Dechra Pharmaceuticals plc	16,339	688,142
Diageo plc	350,044	15,101,531
DS Smith plc	197,235	666,574
Entain plc*	90,706	1,376,388
Experian plc	142,670	4,182,380
Halma plc	58,773	1,448,850
Harbour Energy plc	90,814	402,499
Hargreaves Lansdown plc	58,362	560,300
Howden Joinery Group plc	86,250	636,806
HSBC Holdings plc	3,123,813	20,379,244
Imperial Brands plc	146,895	3,283,246
Informa plc*	227,752	1,467,747
InterContinental Hotels Group plc	28,608	1,516,707
Intermediate Capital Group plc	43,302	691,019
International Consolidated Airlines Group SA (x)*	576,558	756,402
Intertek Group plc	25,030	1,282,600
J Sainsbury plc	265,215	658,807
JD Sports Fashion plc*	379,635	533,929
Kingfisher plc	313,031	930,997
Land Securities Group plc (REIT)	110,403	893,047
Legal & General Group plc	919,934	2,685,359
Linde plc (x)	94,748	27,200,842
Lloyds Banking Group plc	10,790,739	5,566,011
London Stock Exchange Group plc	56,799	5,279,987
M&G plc	401,623	951,884
Meggitt plc*	120,838	1,160,644
Melrose Industries plc	671,505	1,226,135
National Grid plc	565,437	7,246,226
NatWest Group plc	849,228	2,259,084
Next plc	19,474	1,390,414
Ocado Group plc*	81,605	776,099
Pearson plc	115,817	1,057,857
Persimmon plc	49,443	1,122,351
Phoenix Group Holdings plc	113,580	817,012
Reckitt Benckiser Group plc	98,538	7,401,289
RELX plc	287,692	7,768,825
Rentokil Initial plc	288,849	1,669,498
Rightmove plc	129,419	895,543
Rolls-Royce Holdings plc*	1,299,073	1,313,774
RS Group plc	73,189	774,881
Sage Group plc (The)	158,022	1,222,168
Schroders plc	17,390	566,247
Segro plc (REIT)	186,446	2,217,110
Severn Trent plc	38,849	1,286,450
Smith & Nephew plc	135,360	1,892,484
Smiths Group plc	58,775	1,002,297
Spirax-Sarco Engineering plc	11,430	1,375,687
SSE plc	165,699	3,275,883
St James’s Place plc	83,114	1,117,046
Standard Chartered plc	378,947	2,857,197
Taylor Wimpey plc	551,749	784,311
Tesco plc	1,167,058	3,629,956
Unilever plc	393,824	17,924,564
UNITE Group plc (The) (REIT)	49,505	641,651
United Utilities Group plc	105,847	1,314,743
Virgin Money UK plc (CHDI)	132,302	201,754
Vodafone Group plc	4,382,124	6,760,054
Whitbread plc	31,419	949,196
WPP plc	165,562	1,663,772

		285,786,668

United States (2.9%)
Amcor plc (CHDI)	80,615	1,004,321
Avast plc (m)	87,716	552,159
Block, Inc. (CRDI)*	4,677	288,203
GSK plc	775,094	16,666,386
James Hardie Industries plc (CHDI)	47,287	1,035,766
Janus Henderson Group plc (CHDI)	2,300	53,220
Life360, Inc. (CRDI)(m)(x)*	19,331	37,968
News Corp. (CHDI), Class B	5,528	85,815
Reliance Worldwide Corp. Ltd.	83,350	232,668

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
ResMed, Inc. (CHDI)	41,502	$876,936
Schneider Electric SE	107,869	12,779,045
Sims Ltd.	17,303	166,851
Stellantis NV	429,242	5,345,610

		39,124,948

Total Common Stocks (98.3%) (Cost $1,224,233,437)		1,336,235,164

CLOSED END FUNDS:
United Kingdom (0.1%)
Scottish Mortgage Investment Trust plc	224,049	1,974,760
United States (0.1%)
Pershing Square Holdings Ltd.	25,159	757,441

Total Closed End Funds (0.2%) (Cost $1,848,311)		2,732,201

SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	5,000,000	5,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.4%)
Deutsche Bank Securities, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $8,752,256, collateralized by various U.S. Government Agency Securities, ranging from 2.000%-4.000%, maturing 1/1/45-4/1/52; total market value $8,926,929. (xx)	$8,751,891	8,751,891
National Bank of Canada, 1.70%, dated 6/30/22, due 7/7/22, repurchase price $10,003,306, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 11/3/22-2/15/51; total market value $11,028,069. (xx)	10,000,000	10,000,000

Total Repurchase Agreements		18,751,891

Total Short-Term Investments (1.7%) (Cost $23,751,891)		23,751,891

Total Investments in Securities (100.2%) (Cost $1,249,833,639)		1,362,719,256
Other Assets Less Liabilities (-0.2%)		(2,209,866)

Net Assets (100%)		$1,360,509,390

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2022, the market value of these securities amounted to $10,178,312 or 0.7% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $52,445,813. This was collateralized by $32,013,545 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 7/14/22 - 5/15/52 and by cash of $23,751,891 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

AUD	— Australian Dollar
CRDI	— CREST Depository Interest
CHDI	— Clearing House Electronic Subregister System (CHESS) Depository Interest
EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Futures contracts outstanding as of June 30, 2022 (Note 1):
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	162	9/2022	EUR	5,841,713	(64,087)
FTSE 100 Index	29	9/2022	GBP	2,513,834	45,198
SPI 200 Index	12	9/2022	AUD	1,337,912	(19,360)
TOPIX Index	35	9/2022	JPY	4,825,140	(110,500)

					(148,749)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)		Total
Assets:
Closed End Funds	$—	$2,732,201	$—		$2,732,201
Common Stocks
Australia	—	157,460,119	170,580		157,630,699
Austria	—	1,333,381	—		1,333,381
Belgium	—	9,115,369	—		9,115,369
Burkina Faso	—	587,211	—		587,211
Chile	—	753,574	—		753,574
China	—	11,186,042	—		11,186,042
Finland	—	3,642,268	—		3,642,268
France	—	191,819,981	—		191,819,981
Germany	—	133,076,625	—		133,076,625
Hong Kong	—	5,304,753	—		5,304,753
Indonesia	—	134,502	—		134,502
Ireland	—	16,635,292	—		16,635,292
Italy	—	20,917,592	—		20,917,592
Japan	—	327,437,563	—		327,437,563
Jordan	—	503,639	—		503,639
Mexico	—	267,933	—		267,933
Netherlands	—	91,686,068	—		91,686,068
New Zealand	—	1,546,791	—		1,546,791
Nigeria	—	277,411	—		277,411
Russia	—	—	—	(b)	—	(b)
South Africa	—	6,685,958	—		6,685,958
Spain	—	30,780,896	—		30,780,896
United Arab Emirates	—	—	—	(b)	—	(b)
United Kingdom	—	285,786,668	—		285,786,668
United States	—	39,124,948	—		39,124,948
Futures	45,198	—	—		45,198
Short-Term Investments
Investment Company	5,000,000	—	—		5,000,000
Repurchase Agreements	—	18,751,891	—		18,751,891

Total Assets	$5,045,198	$1,357,548,676	$170,580		$1,362,764,454

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)	Total

Liabilities:
Futures	$(193,947)	$—	$—	$(193,947)

Total Liabilities	$(193,947)	$—	$—	$(193,947)

Total	$4,851,251	$1,357,548,676	$170,580	$1,362,570,507

(a)	A security with a market value of $0 transferred from Level 2 to Level 3 at the end of the period due to unobservable market inputs.
(b)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$45,198	*

Total		$45,198

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(193,947	)*

Total		$(193,947)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(1,320,645)	$(1,320,645)

Total	$(1,320,645)	$(1,320,645)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(398,570)	$(398,570)

Total	$(398,570)	$(398,570)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $15,809,000 during the six months ended June 30, 2022.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$62,769,350
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$62,429,363

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$325,187,552
Aggregate gross unrealized depreciation	(239,532,860)

Net unrealized appreciation	$85,654,692

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,276,915,815

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $1,231,081,748)	$1,343,967,365
Repurchase Agreements (Cost $18,751,891)	18,751,891
Cash	13,727,299
Foreign cash (Cost $1,271,451)	1,266,165
Cash held as collateral at broker for futures	1,650,000
Dividends, interest and other receivables	6,207,185
Receivable for securities sold	771,669
Receivable for Portfolio shares sold	177,924
Securities lending income receivable	16,940
Other assets	16,076

Total assets	1,386,552,514

LIABILITIES
Payable for return of collateral on securities loaned	23,751,891
Payable for securities purchased	864,932
Investment management fees payable	447,012
Payable for Portfolio shares redeemed	313,124
Due to broker for futures variation margin	211,497
Distribution fees payable – Class IB	155,884
Distribution fees payable – Class IA	114,476
Administrative fees payable	107,385
Trustees’ fees payable	3,407
Accrued expenses	73,516

Total liabilities	26,043,124

NET ASSETS	$1,360,509,390

Net assets were comprised of:
Paid in capital	$1,299,519,282
Total distributable earnings (loss)	60,990,108

Net assets	$1,360,509,390

Class IA
Net asset value, offering and redemption price per share, $535,673,486 / 61,189,007 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.75

Class IB
Net asset value, offering and redemption price per share, $728,929,654 / 84,740,564 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.60

Class K
Net asset value, offering and redemption price per share, $95,906,250 / 10,940,122 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.77

(x)	Includes value of securities on loan of $52,445,813.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,740,790 foreign withholding tax)	$29,928,227
Income from non-cash dividends	2,337,228
Interest	9,046
Securities lending (net)	111,208

Total income	32,385,709

EXPENSES
Investment management fees	3,062,611
Distribution fees – Class IB	1,026,299
Distribution fees – Class IA	755,033
Administrative fees	700,546
Custodian fees	122,431
Professional fees	47,353
Printing and mailing expenses	31,569
Trustees’ fees	23,817
Recoupment fees	19,648
Miscellaneous	116,335

Gross expenses	5,905,642
Less: Waiver from investment manager	(56,645)

Net expenses	5,848,997

NET INVESTMENT INCOME (LOSS)	26,536,712

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(115,259)
Futures contracts	(1,320,645)
Foreign currency transactions	(543,425)

Net realized gain (loss)	(1,979,329)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(339,487,241)
Futures contracts	(398,570)
Foreign currency translations	(289,084)

Net change in unrealized appreciation (depreciation)	(340,174,895)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(342,154,224)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(315,617,512)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$26,536,712	$39,947,907
Net realized gain (loss)	(1,979,329)	11,343,743
Net change in unrealized appreciation (depreciation)	(340,174,895)	119,359,015

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(315,617,512)	170,650,665

Distributions to shareholders:
Class IA	—	(21,048,544)
Class IB	—	(29,052,449)
Class K	—	(3,907,939)

Total distributions to shareholders	—	(54,008,932)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,099,088 and 3,193,802 shares, respectively ]	10,857,348	35,044,842
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,994,899 shares, respectively ]	—	21,048,544
Capital shares repurchased [ (2,070,772) and (4,731,903) shares, respectively ]	(20,458,447)	(51,175,765)

Total Class IA transactions	(9,601,099)	4,917,621

Class IB
Capital shares sold [ 3,427,061 and 7,104,390 shares, respectively ]	33,022,920	75,652,864
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,802,138 shares, respectively ]	—	29,052,449
Capital shares repurchased [ (4,695,030) and (9,146,543) shares, respectively ]	(45,636,459)	(97,449,807)

Total Class IB transactions	(12,613,539)	7,255,506

Class K
Capital shares sold [ 517,881 and 703,951 shares, respectively ]	5,019,762	7,619,675
Capital shares issued in reinvestment of dividends and distributions [ 0 and 370,363 shares, respectively ]	—	3,907,939
Capital shares repurchased [ (371,894) and (1,526,610) shares, respectively ]	(3,632,055)	(16,480,064)

Total Class K transactions	1,387,707	(4,952,450)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(20,826,931)	7,220,677

TOTAL INCREASE (DECREASE) IN NET ASSETS	(336,444,443)	123,862,410
NET ASSETS:
Beginning of period	1,696,953,833	1,573,091,423

End of period	$1,360,509,390	$1,696,953,833

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IA			2021		2020		2019		2018	2017
Net asset value, beginning of period	$10.78		$10.04		$9.86		$8.30		$10.05	$8.37

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17	(ee)	0.26	(cc)	0.17	(aa)	0.25		0.24	0.22
Net realized and unrealized gain (loss)	(2.20)		0.83		0.22		1.58		(1.75)	1.72

Total from investment operations	(2.03)		1.09		0.39		1.83		(1.51)	1.94

Less distributions:
Dividends from net investment income	—		(0.35)		(0.18)		(0.27)		(0.24)	(0.26)
Distributions from net realized gains	—		—		(0.03)		—		—	—

Total dividends and distributions	—		(0.35)		(0.21)		(0.27)		(0.24)	(0.26)

Net asset value, end of period	$8.75		$10.78		$10.04		$9.86		$8.30	$10.05

Total return (b)	(18.83)%		10.93%		3.93%		22.05%		(15.12)%	23.16%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$535,673		$669,881		$619,200		$637,098		$555,230	$691,902
Ratio of expenses to average net assets:
After waivers (a)(f)	0.78	%(j)	0.78	%(j)	0.79	%(j)	0.78	%(k)	0.81%	0.79%
Before waivers (a)(f)	0.79%		0.79%		0.80%		0.78%		0.81%	0.79%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.45	%(ff)	2.37	%(dd)	1.88	%(bb)	2.75%		2.47%	2.35%
Before waivers (a)(f)	3.44	%(ff)	2.37	%(dd)	1.88	%(bb)	2.75%		2.47%	2.35%
Portfolio turnover rate^	4	%(z)	10%		11%		5%		8%	6%

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021		2020		2019		2018	2017
Net asset value, beginning of period	$10.59		$9.87		$9.70		$8.16		$9.90	$8.24

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17	(ee)	0.25	(cc)	0.16	(aa)	0.25		0.24	0.22
Net realized and unrealized gain (loss)	(2.16)		0.82		0.22		1.56		(1.74)	1.70

Total from investment operations	(1.99)		1.07		0.38		1.81		(1.50)	1.92

Less distributions:
Dividends from net investment income	—		(0.35)		(0.18)		(0.27)		(0.24)	(0.26)
Distributions from net realized gains	—		—		(0.03)		—		—	—

Total dividends and distributions	—		(0.35)		(0.21)		(0.27)		(0.24)	(0.26)

Net asset value, end of period	$8.60		$10.59		$9.87		$9.70		$8.16	$9.90

Total return (b)	(18.79)%		10.91%		3.89%		22.19%		(15.25)%	23.29%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$728,930		$910,733		$841,045		$848,443		$741,350	$923,965
Ratio of expenses to average net assets:
After waivers (a)(f)	0.78	%(j)	0.78	%(j)	0.79	%(j)	0.78	%(k)	0.81%	0.79%
Before waivers (a)(f)	0.79%		0.79%		0.80%		0.78%		0.81%	0.79%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.45	%(ff)	2.38	%(dd)	1.88	%(bb)	2.75%		2.47%	2.34%
Before waivers (a)(f)	3.45	%(ff)	2.37	%(dd)	1.87	%(bb)	2.75%		2.47%	2.34%
Portfolio turnover rate^	4	%(z)	10%		11%		5%		8%	6%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021		2020		2019		2018	2017
Net asset value, beginning of period	$10.78		$10.03		$9.86		$8.29		$10.05	$8.36

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18	(ee)	0.28	(cc)	0.19	(aa)	0.28		0.26	0.25
Net realized and unrealized gain (loss)	(2.19)		0.84		0.21		1.58		(1.76)	1.72

Total from investment operations	(2.01)		1.12		0.40		1.86		(1.50)	1.97

Less distributions:
Dividends from net investment income	—		(0.37)		(0.20)		(0.29)		(0.26)	(0.28)
Distributions from net realized gains	—		—		(0.03)		—		—	—

Total dividends and distributions	—		(0.37)		(0.23)		(0.29)		(0.26)	(0.28)

Net asset value, end of period	$8.77		$10.78		$10.03		$9.86		$8.29	$10.05

Total return (b)	(18.65)%		11.29%		4.05%		22.48%		(14.98)%	23.59%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$95,906		$116,340		$112,847		$174,705		$207,478	$238,014
Ratio of expenses to average net assets:
After waivers (a)(f)	0.53	%(j)	0.53	%(j)	0.54	%(j)	0.53	%(k)	0.56%	0.54%
Before waivers (a)(f)	0.54%		0.54%		0.55%		0.53%		0.56%	0.54%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.71	%(ff)	2.62	%(dd)	2.16	%(bb)	2.99%		2.70%	2.67%
Before waivers (a)(f)	3.71	%(ff)	2.61	%(dd)	2.15	%(bb)	2.98%		2.70%	2.67%
Portfolio turnover rate^	4	%(z)	10%		11%		5%		8%	6%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.79% for Class IA, 0.79% for Class IB and 0.54% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.78% for Class IA, 0.78% for Class IB and 0.53% for Class K.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.15, $0.14 and $0.17 for Class IA, IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend the ratios for each class would have been 0.23% lower.
(cc)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.20, $0.20 and $0.23 for Class IA, Class IB and Class K, respectively.
(dd)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.49% lower.
(ee)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.15, $0.15 and $0.17 for Class IA, Class IB and Class K respectively.
(ff)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.31% lower.

See Notes to Financial Statements.

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	Market Value	% of Net Assets
Consumer Discretionary	$156,597,897	16.6%
Financials	144,613,500	15.4
Industrials	110,324,156	11.7
Health Care	79,397,005	8.4
Information Technology	78,649,933	8.4
Materials	77,939,416	8.3
Consumer Staples	72,974,354	7.7
Communication Services	46,639,969	5.0
Energy	36,086,105	3.8
Repurchase Agreements	19,941,765	2.1
Utilities	16,716,258	1.8
Real Estate	9,582,525	1.0
Investment Company	3,000,000	0.3
Closed End Funds	927,964	0.1
Cash and Other	88,041,769	9.4

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IA
Actual	$1,000.00	$804.30	$4.92
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.50
Class IB
Actual	1,000.00	804.30	4.92
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.50
Class K
Actual	1,000.00	805.00	3.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.59	4.25

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.10%, 1.10% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (7.6%)
Abacus Property Group (REIT)	18,498	$32,741
Adbri Ltd.	16,506	27,590
AGL Energy Ltd. (x)	10,320	58,788
Allkem Ltd.*	21,604	153,766
ALS Ltd.	3,056	22,546
Altium Ltd.	5,568	103,567
Alumina Ltd.	108,299	110,629
AMP Ltd.*	170,472	112,455
Ampol Ltd.	11,866	278,859
Ansell Ltd.	7,597	116,673
APA Group	54,107	420,633
ARB Corp. Ltd.	3,357	65,264
Aristocrat Leisure Ltd.	26,304	624,707
ASX Ltd.	8,729	492,642
Atlas Arteria Ltd.	48,010	266,880
Aurizon Holdings Ltd.	71,230	187,186
Australia & New Zealand Banking Group Ltd.	121,221	1,844,373
Bank of Queensland Ltd.	27,226	125,408
Bapcor Ltd.	12,735	53,402
Beach Energy Ltd.	52,506	62,160
Bega Cheese Ltd.	10,108	26,604
Bendigo & Adelaide Bank Ltd.	22,932	143,517
BHP Group Ltd. (ASE Stock Exchange)	68,866	1,983,523
BHP Group Ltd. (London Stock Exchange)	135,709	3,794,937
Blackmores Ltd.	597	28,994
BlueScope Steel Ltd.	26,060	285,902
Boral Ltd.	21,116	37,723
BrainChip Holdings Ltd. (x)*	48,090	26,387
Brambles Ltd.	387,212	2,860,279
Breville Group Ltd.	5,221	64,892
Brickworks Ltd.	3,128	40,050
BWP Trust (REIT)	12,168	32,669
carsales.com Ltd.*	3,962	50,292
carsales.com Ltd. (ASE Stock Exchange)	16,482	209,423
Chalice Mining Ltd.*	5,258	14,048
Challenger Ltd.	30,824	145,662
Champion Iron Ltd.	6,793	25,781
Charter Hall Group (REIT)	20,235	151,401
Charter Hall Long Wale REIT (REIT)	29,555	87,004
Charter Hall Retail REIT (REIT)	19,075	49,522
Cleanaway Waste Management Ltd.	115,605	201,217
Clinuvel Pharmaceuticals Ltd.	1,983	20,344
Cochlear Ltd.	3,268	448,516
Coles Group Ltd.	63,778	784,383
Collins Foods Ltd. (x)	5,548	37,976
Commonwealth Bank of Australia	67,031	4,184,203
Computershare Ltd.	29,753	506,413
Core Lithium Ltd. (x)*	56,869	37,400
Corporate Travel Management Ltd.*	4,838	61,720
Costa Group Holdings Ltd.	29,637	58,533
Credit Corp. Group Ltd.	2,888	40,467
Cromwell Property Group (REIT)	78,193	40,742
CSL Ltd.	18,806	3,494,312
CSR Ltd.	28,276	79,291
De Grey Mining Ltd. (x)*	40,194	22,665
Deterra Royalties Ltd.	22,492	66,632
Dexus (REIT)	36,010	220,484
Domain Holdings Australia Ltd.	15,333	31,885
Domino’s Pizza Enterprises Ltd.	3,712	174,087
Downer EDI Ltd.	33,355	116,343
Eagers Automotive Ltd.	9,018	60,559
Elders Ltd.	5,260	45,728
EML Payments Ltd. (x)*	16,325	13,739
Endeavour Group Ltd.	59,956	313,393
Evolution Mining Ltd.	91,228	146,728
Flight Centre Travel Group Ltd. (x)*	7,568	90,571
Fortescue Metals Group Ltd.	71,126	874,885
Glencore plc*	1,857,870	10,067,554
Gold Road Resources Ltd.	41,019	31,327
Goodman Group (REIT)	72,725	894,636
GPT Group (The) (REIT)	54,003	157,125
GUD Holdings Ltd.	5,659	31,237
Harvey Norman Holdings Ltd.	29,571	75,785
Healius Ltd.	32,938	83,230
IDP Education Ltd. (x)	5,944	97,580
IGO Ltd.	27,681	192,201
Iluka Resources Ltd.	22,492	146,358
Incitec Pivot Ltd.	80,263	184,649
Inghams Group Ltd. (x)	24,674	43,956
Insignia Financial Ltd.	24,263	45,083
Insurance Australia Group Ltd.	96,002	289,053
InvoCare Ltd.	6,750	48,763
IPH Ltd.	8,971	50,567
IRESS Ltd. (x)	7,655	60,866
JB Hi-Fi Ltd.	5,712	151,755
Lake Resources NL (x)*	49,799	26,924
Lendlease Corp. Ltd.	34,175	215,026
Link Administration Holdings Ltd. (x)	24,953	65,243
Liontown Resources Ltd.*	71,396	51,886
Lottery Corp. Ltd. (The)*	123,124	384,138
Lynas Rare Earths Ltd.*	32,454	195,520
Macquarie Group Ltd.	14,166	1,610,016
Magellan Financial Group Ltd.	7,375	65,836
Medibank Pvt Ltd.	120,270	269,932
Metcash Ltd.	45,279	132,437
Mineral Resources Ltd.	7,598	257,081
Mirvac Group (REIT)	125,875	171,436
Nanosonics Ltd.*	15,681	36,328
National Australia Bank Ltd.	127,341	2,408,277
National Storage REIT (REIT) (x)	44,761	66,031
Newcrest Mining Ltd.	41,271	586,874
NEXTDC Ltd.*	23,055	168,416
nib holdings Ltd.	22,633	115,341
Nine Entertainment Co. Holdings Ltd.	98,743	124,470
Northern Star Resources Ltd.	66,070	304,686
Nufarm Ltd.	16,854	59,169
Orica Ltd.	250,708	2,723,971
Origin Energy Ltd.	67,013	266,915
Orora Ltd.	29,395	73,892
OZ Minerals Ltd.	13,173	161,308
Paladin Energy Ltd.*	63,753	25,470
Pendal Group Ltd.	11,799	36,028
Perpetual Ltd.	2,833	56,511
Pilbara Minerals Ltd.*	99,337	156,679
Premier Investments Ltd.	5,965	79,411
Pro Medicus Ltd. (x)	2,640	77,059
Qantas Airways Ltd.*	74,370	229,666
QBE Insurance Group Ltd.	55,985	469,784
Qube Holdings Ltd.	97,003	182,887

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Ramsay Health Care Ltd.	8,477	$428,709
REA Group Ltd.	2,619	201,900
Reece Ltd.	4,229	40,264
Regis Resources Ltd.	33,584	29,382
Rio Tinto Ltd.	16,633	1,191,541
Rio Tinto plc	64,065	3,830,770
Sandfire Resources Ltd.	7,783	24,257
Santos Ltd.	147,020	749,499
Scentre Group (REIT)	184,772	329,956
SEEK Ltd.	18,487	268,269
Seven Group Holdings Ltd.	6,490	74,689
Shopping Centres Australasia Property Group (REIT)	46,044	87,315
Silver Lake Resources Ltd. (x)*	41,904	34,277
Sonic Healthcare Ltd.	23,256	530,174
South32 Ltd.	220,442	608,532
St Barbara Ltd.	48,183	24,336
Star Entertainment Group Ltd. (The)*	38,212	73,630
Steadfast Group Ltd.	52,572	182,228
Stockland (REIT)	97,057	241,918
Suncorp Group Ltd.	58,295	442,030
Super Retail Group Ltd.	5,904	34,629
Tabcorp Holdings Ltd.	82,114	60,391
Technology One Ltd.	11,605	85,882
Telix Pharmaceuticals Ltd.*	10,024	31,302
Telstra Corp. Ltd.	534,897	1,420,801
TPG Telecom Ltd.	22,358	92,105
Transurban Group	139,993	1,390,251
Treasury Wine Estates Ltd.	29,580	231,590
United Malt Group Ltd.	10,251	23,126
Vicinity Centres (REIT)	144,013	182,533
Viva Energy Group Ltd. (m)	41,388	83,158
Washington H Soul Pattinson & Co. Ltd.	5,554	90,291
Waypoint REIT Ltd. (REIT)	35,784	57,277
Webjet Ltd.*	12,238	45,159
Wesfarmers Ltd.	44,540	1,289,180
Westpac Banking Corp.	145,962	1,965,725
Whitehaven Coal Ltd.	43,181	145,704
WiseTech Global Ltd.	7,843	203,435
Woodside Energy Group Ltd. (ASE Stock Exchange)	52,657	1,153,148
Woodside Energy Group Ltd. (London Stock Exchange)	24,523	519,417
Woolworths Group Ltd.	47,609	1,169,536
Worley Ltd. (x)	17,400	170,106

		71,736,890

Austria (0.1%)
Mondi plc	31,165	552,848

Belgium (0.9%)
Anheuser-Busch InBev SA/NV	163,207	8,803,797

Burkina Faso (0.0%)†
Endeavour Mining plc	9,540	196,906

Canada (0.7%)
Open Text Corp.	110,400	4,176,023
Restaurant Brands International, Inc.	50,202	2,517,630

		6,693,653

Chile (0.0%)†
Antofagasta plc	21,789	306,388

China (3.0%)
Alibaba Group Holding Ltd.*	503,200	7,178,003
Prosus NV*	237,116	15,670,596
Trip.com Group Ltd.*	60,700	1,693,486
Vipshop Holdings Ltd. (ADR)*	345,300	3,415,017

		27,957,102

Finland (0.4%)
Kone OYJ, Class B	31,227	1,493,181
UPM-Kymmene OYJ	59,300	1,813,919

		3,307,100

France (12.9%)
Accor SA*	171,697	4,715,467
Air Liquide SA	42,255	5,711,264
Airbus SE	47,693	4,682,871
AXA SA	169,925	3,861,518
BNP Paribas SA	269,650	12,838,829
Capgemini SE	15,500	2,680,400
Danone SA	117,181	6,585,441
Edenred	54,100	2,563,556
EssilorLuxottica SA	24,465	3,700,526
Hermes International	2,895	3,270,565
Kering SA	11,650	6,052,857
L’Oreal SA	19,858	6,861,088
LVMH Moet Hennessy Louis Vuitton SE	21,518	13,279,472
Pernod Ricard SA	16,571	3,069,541
Publicis Groupe SA*	93,305	4,606,339
Safran SA	31,017	3,102,856
Sanofi	93,418	9,446,959
TotalEnergies SE	212,350	11,193,388
Valeo	188,110	3,681,852
Vinci SA	47,923	4,305,425
Worldline SA (m)*	149,700	5,537,832

		121,748,046

Germany (13.6%)
adidas AG	41,387	7,319,756
Allianz SE (Registered)	72,097	13,762,890
BASF SE	74,359	3,235,815
Bayer AG (Registered)	201,851	11,992,677
Bayerische Motoren Werke AG	120,043	9,241,763
Continental AG	95,455	6,651,966
Daimler Truck Holding AG*	175,600	4,582,962
Deutsche Boerse AG	15,685	2,623,384
Deutsche Post AG (Registered)	79,366	2,973,475
Deutsche Telekom AG (Registered)	280,280	5,564,864
Fresenius Medical Care AG & Co. KGaA	78,000	3,895,640
Fresenius SE & Co. KGaA	165,000	4,999,538
Henkel AG & Co. KGaA	64,400	3,941,168
Infineon Technologies AG	106,904	2,586,569
Mercedes-Benz Group AG	188,967	10,935,498
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	11,085	2,604,962
SAP SE	148,088	13,491,212
Siemens AG (Registered)	102,909	10,473,833
thyssenkrupp AG*	579,800	3,289,490
Volkswagen AG (Preference) (q)	14,851	1,983,128

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Vonovia SE	59,664	$1,838,690

		127,989,280

Hong Kong (0.7%)
Prudential plc	492,015	6,120,166

India (0.3%)
Axis Bank Ltd.*	333,300	2,694,187

Indonesia (0.0%)†
Nickel Industries Ltd.	38,546	25,909

Ireland (1.1%)
CRH plc (Irish Stock Exchange)	101,545	3,495,522
CRH plc (London Stock Exchange)	7,217	249,803
Flutter Entertainment plc (Dublin Stock Exchange) (x)*	14,490	1,466,923
Flutter Entertainment plc (London Stock Exchange)*	10,560	1,060,955
Ryanair Holdings plc (ADR)*	58,300	3,920,675
Smurfit Kappa Group plc	16,907	568,002

		10,761,880

Italy (1.9%)
Coca-Cola HBC AG*	13,919	309,057
Enel SpA	637,266	3,502,664
Eni SpA (x)	211,598	2,513,739
Intesa Sanpaolo SpA (Gettex Stock Exchange)	56,000	104,271
Intesa Sanpaolo SpA (SIGMA X MTF Stock Exchange)	6,129,250	11,524,165

		17,953,896

Japan (15.1%)
&Do Holdings Co. Ltd.	3,300	19,980
77 Bank Ltd. (The)	200	2,677
A&A Material Corp.	200	1,293
A&D HOLON Holdings Co. Ltd.	1,200	7,988
ABC-Mart, Inc.	800	35,396
Achilles Corp.	1,000	9,902
Acom Co. Ltd.	14,000	32,728
Adastria Co. Ltd.	760	12,552
ADEKA Corp.	3,100	53,586
Advan Group Co. Ltd.	1,400	8,157
Advanex, Inc.	200	1,814
Advantest Corp.	5,900	313,493
Aeon Co. Ltd.	26,399	458,269
Aeon Delight Co. Ltd.	1,400	30,631
Aeon Fantasy Co. Ltd.	400	7,917
AEON Financial Service Co. Ltd.	4,900	46,183
Aeon Hokkaido Corp.	900	7,208
Aeon Mall Co. Ltd.	3,160	38,658
AGC, Inc. (x)	7,000	246,301
Agora Hospitality Group Co. Ltd.*	5,000	848
Ai Holdings Corp. (x)	2,100	24,011
Aica Kogyo Co. Ltd.	2,100	43,867
Aichi Bank Ltd. (The)	400	15,600
Aichi Corp.	2,100	13,287
Aichi Steel Corp.	600	9,210
Aichi Tokei Denki Co. Ltd.	300	2,994
Aida Engineering Ltd.	3,300	22,129
Aiful Corp.	6,800	17,551
Aigan Co. Ltd.*	900	1,188
Ain Holdings, Inc.	1,000	53,450
Aiphone Co. Ltd.	800	10,187
Air Water, Inc.	6,000	75,414
Airport Facilities Co. Ltd.	1,200	4,734
Airtech Japan Ltd.	300	2,205
Airtrip Corp.	1,200	22,528
Aisan Industry Co. Ltd.	1,500	7,890
Aisin Corp.	5,348	165,697
Ajinomoto Co., Inc.	15,800	384,483
Akebono Brake Industry Co. Ltd.*	5,700	6,515
Akita Bank Ltd. (The)	800	9,768
Alconix Corp.	800	7,570
Alfresa Holdings Corp.	8,000	107,537
Alleanza Holdings Co. Ltd.	111	841
Alpen Co. Ltd. (x)	700	10,432
Alpha Corp.	300	2,194
Alpha Systems, Inc.	360	11,376
Alps Alpine Co. Ltd.	6,032	61,277
Altech Co. Ltd.	500	907
Altech Corp.	1,100	14,429
Amada Co. Ltd.	8,500	62,519
Amano Corp.	1,800	31,001
Amuse, Inc.	600	8,525
ANA Holdings, Inc.*	16,300	300,530
Anest Iwata Corp.	2,000	13,363
Anritsu Corp.	5,000	54,045
AOKI Holdings, Inc.	2,200	11,310
Aoyama Trading Co. Ltd.	1,600	10,646
Aozora Bank Ltd. (x)	3,800	73,886
Arakawa Chemical Industries Ltd.	1,000	7,308
Araya Industrial Co. Ltd.	200	2,138
Arcland Sakamoto Co. Ltd.	1,400	15,545
Arcs Co. Ltd.	1,500	22,129
Argo Graphics, Inc.	800	18,811
Ariake Japan Co. Ltd.	800	32,834
Arisawa Manufacturing Co. Ltd.	2,000	14,750
Aruhi Corp.	2,100	15,669
As One Corp.	800	31,577
Asahi Co. Ltd.	500	4,705
Asahi Diamond Industrial Co. Ltd.	4,000	18,557
Asahi Group Holdings Ltd. (x)	15,900	521,183
Asahi Intecc Co. Ltd.	6,400	96,486
Asahi Kasei Corp.	46,200	353,064
Asahi Kogyosha Co. Ltd.	400	5,025
Asahi Net, Inc.	1,000	4,277
ASAHI YUKIZAI Corp.	800	11,792
Asanuma Corp. (x)	400	15,807
Ashimori Industry Co. Ltd.	300	2,295
Asics Corp.	5,500	99,541
ASKA Pharmaceutical Holdings Co. Ltd.	1,000	7,413
ASKUL Corp.	1,800	21,474
Astellas Pharma, Inc.	63,500	989,371
Astena Holdings Co. Ltd.	1,000	3,289
Atsugi Co. Ltd.*	1,100	4,128
Autobacs Seven Co. Ltd.	100	1,031
Avantia Co. Ltd.	1,000	6,141
Avex, Inc.	2,300	22,866
Awa Bank Ltd. (The)	2,000	29,803
Axell Corp.	400	2,304
Axial Retailing, Inc.	700	16,105
Azbil Corp.	4,600	120,980
Azuma Shipping Co. Ltd.	600	1,292

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Bandai Namco Holdings, Inc.	7,300	$515,764
Bando Chemical Industries Ltd.	2,000	13,585
Bank of Iwate Ltd. (The)	800	11,845
Bank of Kyoto Ltd. (The)	2,400	102,302
Bank of Nagoya Ltd. (The)	1,099	25,243
Bank of Saga Ltd. (The)	700	7,592
Bank of the Ryukyus Ltd.	2,500	14,545
BayCurrent Consulting, Inc.	500	133,222
Belc Co. Ltd.	600	22,868
Belluna Co. Ltd. (x)	3,000	16,482
Benefit One, Inc.	1,700	22,887
Benesse Holdings, Inc.	2,400	38,880
Bic Camera, Inc.	3,000	25,923
BIPROGY, Inc.	2,100	41,830
BML, Inc.	1,400	36,395
Bookoff Group Holdings Ltd.	700	5,198
BP Castrol KK	500	4,176
Bridgestone Corp. (x)	20,700	755,694
Brother Industries Ltd.	8,200	144,274
Bunka Shutter Co. Ltd.	3,000	22,078
CAC Holdings Corp.	700	7,072
Calbee, Inc.	2,900	58,495
Can Do Co. Ltd.	1,000	15,937
Canare Electric Co. Ltd.	100	1,163
Canon Electronics, Inc.	1,100	12,403
Canon Marketing Japan, Inc.	2,300	47,797
Canon, Inc. (x)	35,200	800,799
Capcom Co. Ltd.	7,500	182,262
Carlit Holdings Co. Ltd.	1,000	5,031
Casio Computer Co. Ltd.	5,700	52,938
Cawachi Ltd.	800	12,640
Central Glass Co. Ltd.	1,100	25,023
Central Japan Railway Co.	5,600	646,484
Central Security Patrols Co. Ltd.	500	9,995
Central Sports Co. Ltd.	400	7,364
Change, Inc. (x)	3,200	50,662
Chiba Bank Ltd. (The)	25,000	136,670
Chiba Kogyo Bank Ltd. (The)	2,300	4,359
Chilled & Frozen Logistics Holdings Co. Ltd.	400	3,124
Chino Corp.	400	4,889
Chiyoda Co. Ltd.	1,600	9,131
Chiyoda Integre Co. Ltd.	400	5,669
Chofu Seisakusho Co. Ltd.	1,200	15,598
Chori Co. Ltd.	800	11,533
Chubu Electric Power Co., Inc.	18,800	189,308
Chubu Shiryo Co. Ltd.	1,200	9,244
Chudenko Corp.	700	11,034
Chuetsu Pulp & Paper Co. Ltd.	400	2,672
Chugai Pharmaceutical Co. Ltd.	23,200	593,719
Chugai Ro Co. Ltd.	400	4,934
Chugoku Bank Ltd. (The)	4,800	34,771
Chugoku Electric Power Co., Inc. (The)	8,100	52,192
Chugoku Marine Paints Ltd.	3,000	19,490
Chukyo Bank Ltd. (The)	500	6,223
Chuo Spring Co. Ltd.	400	2,042
CI Takiron Corp.	3,000	11,924
Citizen Watch Co. Ltd.	2,700	10,932
CKD Corp.	1,400	17,856
Cleanup Corp.	1,200	5,056
CMIC Holdings Co. Ltd.	400	4,229
CMK Corp.	2,400	7,578
Coca-Cola Bottlers Japan Holdings, Inc. (x)	4,873	58,226
COLOPL, Inc.	1,700	8,212
Colowide Co. Ltd.	2,100	28,432
Computer Engineering & Consulting Ltd.	1,600	13,504
Computer Institute of Japan Ltd.	1,440	7,751
COMSYS Holdings Corp.	3,814	72,866
Concordia Financial Group Ltd.	42,446	147,095
CONEXIO Corp.	1,000	9,791
Core Corp.	400	4,346
Corona Corp.	500	3,023
Cosel Co. Ltd.	1,800	10,858
Cosmo Energy Holdings Co. Ltd.	1,500	41,675
Cosmos Pharmaceutical Corp.	600	57,825
Create Medic Co. Ltd.	300	2,230
Create Restaurants Holdings, Inc.	3,900	26,861
Credit Saison Co. Ltd.	4,700	53,983
Cresco Ltd.	600	8,319
CTI Engineering Co. Ltd.	700	13,385
CyberAgent, Inc.	18,400	183,417
Cybernet Systems Co. Ltd.	1,000	5,900
Cybozu, Inc.	2,000	13,724
Dai Nippon Printing Co. Ltd.	9,100	196,384
Dai Nippon Toryo Co. Ltd.	1,400	7,319
Daicel Corp.	8,200	50,746
Dai-Dan Co. Ltd.	500	7,790
Daido Kogyo Co. Ltd.	400	2,360
Daido Metal Co. Ltd.	1,000	3,835
Daido Steel Co. Ltd.	1,200	30,935
Daidoh Ltd.*	1,600	1,595
Daifuku Co. Ltd.	4,100	234,820
Daihen Corp.	1,200	37,093
Daiho Corp.	800	27,162
Daiichi Jitsugyo Co. Ltd.	400	9,821
Dai-ichi Life Holdings, Inc.	38,500	710,739
Daiichi Sankyo Co. Ltd.	57,400	1,448,993
Daiichikosho Co. Ltd.	900	26,223
Daiken Corp.	1,000	13,507
Daiken Medical Co. Ltd.	400	1,436
Daiki Aluminium Industry Co. Ltd. (x)	2,000	17,621
Daikin Industries Ltd.	9,100	1,460,511
Daikoku Denki Co. Ltd.	500	4,560
Dainichi Co. Ltd.	600	2,849
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	800	10,281
Daio Paper Corp.	2,800	29,219
Daiohs Corp.	200	1,610
Daiseki Co. Ltd.	2,279	71,285
Daishi Hokuetsu Financial Group, Inc.	1,050	19,417
Daisue Construction Co. Ltd.	400	4,477
Daisyo Corp.	600	5,344
Daito Bank Ltd. (The)	700	3,417
Daito Trust Construction Co. Ltd.	2,600	224,217
Daitobo Co. Ltd.*	1,000	663
Daitron Co. Ltd.	500	6,527
Daiwa House Industry Co. Ltd.	21,100	492,110
Daiwa Industries Ltd.	1,000	8,113
Daiwa Securities Group, Inc.	51,000	227,891
Daiwabo Holdings Co. Ltd.	3,050	39,799
Danto Holdings Corp.*	1,000	2,065
DCM Holdings Co. Ltd.	5,800	44,383

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
DeNA Co. Ltd.	4,000	$55,722
Denka Co. Ltd.	2,600	62,995
Denso Corp.	16,100	856,389
Dentsu Group, Inc. (x)	6,700	201,390
Denyo Co. Ltd.	1,100	12,899
Descente Ltd.	2,900	67,195
Dexerials Corp.	1,500	39,595
DIC Corp. (x)	2,699	47,878
Digital Arts, Inc.	400	17,145
Digital Garage, Inc.	1,700	46,033
Dijet Industrial Co. Ltd.	100	668
dip Corp.	1,200	33,244
Disco Corp.	1,200	282,681
DKK Co. Ltd.	600	10,305
DKS Co. Ltd.	400	6,297
DMG Mori Co. Ltd.	3,900	48,348
Doshisha Co. Ltd.	1,000	11,584
Doutor Nichires Holdings Co. Ltd.	2,100	23,845
Dowa Holdings Co. Ltd.	1,800	59,798
DTS Corp.	2,200	48,920
Duskin Co. Ltd.	100	2,132
DyDo Group Holdings, Inc.	500	18,542
Dynic Corp.	400	1,873
Eagle Industry Co. Ltd.	1,000	7,227
Earth Corp.	100	3,835
East Japan Railway Co.	11,800	603,753
Ebara Corp.	3,400	127,439
Ebara Jitsugyo Co. Ltd.	600	9,764
Echo Trading Co. Ltd.	300	1,245
Econach Holdings Co. Ltd.*	1,500	1,067
Eco’s Co. Ltd.	400	6,464
EDION Corp.	4,400	41,295
eGuarantee, Inc.	1,600	25,293
Ehime Bank Ltd. (The)	1,400	9,280
Eiken Chemical Co. Ltd.	2,000	26,277
Eisai Co. Ltd.	8,900	375,786
Eizo Corp.	1,000	27,801
Elecom Co. Ltd.	1,400	15,736
Electric Power Development Co. Ltd.	5,600	92,597
Elematec Corp.	1,800	16,698
ENEOS Holdings, Inc.	110,550	417,326
en-Japan, Inc.	1,100	14,374
Enplas Corp.	600	14,024
Enshu Ltd.	200	1,330
eRex Co. Ltd.	1,900	30,760
Eslead Corp.	500	6,132
ESPEC Corp.	1,200	15,287
euglena Co. Ltd. (x)*	3,600	24,908
Exedy Corp.	1,500	19,037
EXEO Group, Inc.	3,058	47,876
Faith, Inc.	400	1,756
FALCO HOLDINGS Co. Ltd.	600	9,037
Fancl Corp.	4,500	82,384
FANUC Corp.	6,800	1,065,851
Fast Retailing Co. Ltd.	1,000	522,940
FCC Co. Ltd.	1,800	17,894
Feed One Co. Ltd.	1,504	7,563
Felissimo Corp.	300	2,656
FIDEA Holdings Co. Ltd.	700	6,638
Financial Products Group Co. Ltd.	1,800	12,029
First Baking Co. Ltd.*	100	371
Food & Life Cos. Ltd.	3,200	68,243
Foster Electric Co. Ltd.	1,100	5,923
FP Corp.	800	16,720
France Bed Holdings Co. Ltd.	1,600	10,699
F-Tech, Inc.	400	1,553
Fudo Tetra Corp.	980	11,143
Fuji Co. Ltd.	1,300	20,373
Fuji Corp.	1,700	25,086
Fuji Corp. Ltd.	1,200	5,795
Fuji Electric Co. Ltd.	4,200	174,187
Fuji Kosan Co. Ltd.	400	3,227
Fuji Kyuko Co. Ltd.	1,500	46,470
Fuji Media Holdings, Inc.	7,700	65,249
Fuji Oil Co. Ltd.	3,300	7,946
Fuji Oil Holdings, Inc.	1,600	25,273
Fuji Seal International, Inc.	2,400	26,092
Fuji Soft, Inc. (x)	1,600	91,565
Fujibo Holdings, Inc.	500	11,965
Fujicco Co. Ltd.	1,000	14,699
FUJIFILM Holdings Corp.	12,470	669,600
Fujikura Composites, Inc.	800	5,342
Fujikura Kasei Co. Ltd.	1,600	5,451
Fujikura Ltd.	8,400	47,670
Fujimi, Inc.	1,100	46,181
Fujimori Kogyo Co. Ltd.	900	23,066
Fujita Kanko, Inc.*	300	6,315
Fujitec Co. Ltd.	3,000	66,669
Fujitsu General Ltd.	2,000	39,681
Fujitsu Ltd.	6,700	838,653
Fujiya Co. Ltd.	700	12,401
FuKoKu Co. Ltd.	500	3,598
Fukuda Corp.	200	6,876
Fukui Bank Ltd. (The)	1,000	9,939
Fukui Computer Holdings, Inc.	400	10,075
Fukuoka Financial Group, Inc.	4,784	86,202
Fukushima Bank Ltd. (The)	1,500	2,478
Fukushima Galilei Co. Ltd.	600	15,266
Fukuyama Transporting Co. Ltd.	400	9,088
FULLCAST Holdings Co. Ltd.	1,000	15,993
Funai Soken Holdings, Inc. (x)	2,340	37,230
Furukawa Co. Ltd.	2,100	18,552
Furukawa Electric Co. Ltd.	2,300	37,801
Fuso Pharmaceutical Industries Ltd.	400	6,327
Futaba Corp.	2,100	10,300
Futaba Industrial Co. Ltd.	3,500	9,913
Future Corp. (x)	2,000	20,408
Fuyo General Lease Co. Ltd.	600	34,073
G-7 Holdings, Inc.	1,200	12,701
Gakken Holdings Co. Ltd.	2,000	14,068
Gakujo Co. Ltd.	400	2,663
Gecoss Corp.	800	4,878
Genki Sushi Co. Ltd.	300	5,619
Geo Holdings Corp.	2,000	18,212
GLOBERIDE, Inc.	1,000	15,699
Glory Ltd.	200	3,021
GMO internet, Inc.	3,400	57,919
GMO Payment Gateway, Inc.	1,500	105,746
Godo Steel Ltd.	700	6,923
Goldcrest Co. Ltd.	1,100	13,959
Goldwin, Inc.	1,200	67,324
Gree, Inc. (x)	5,100	30,996
GS Yuasa Corp.	2,800	43,857
GSI Creos Corp.	600	6,212

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Gun-Ei Chemical Industry Co. Ltd.	300	$5,670
GungHo Online Entertainment, Inc.	2,400	42,394
Gunma Bank Ltd. (The)	14,200	40,086
Gunze Ltd.	800	21,709
Gurunavi, Inc.*	2,000	5,709
H.U. Group Holdings, Inc.	2,600	56,477
H2O Retailing Corp.	4,760	36,898
Hachijuni Bank Ltd. (The)	10,000	36,868
Hakudo Co. Ltd.	400	6,835
Hakuhodo DY Holdings, Inc.	10,600	97,368
Hakuto Co. Ltd.	700	13,069
Hakuyosha Co. Ltd.*	100	1,020
Hamakyorex Co. Ltd.	600	12,680
Hamamatsu Photonics KK	4,600	178,854
Hankyu Hanshin Holdings, Inc.	8,400	229,229
Hanwa Co. Ltd.	2,200	46,171
Happinet Corp.	600	7,034
Hard Off Corp. Co. Ltd.	500	3,370
Harima Chemicals Group, Inc.	1,100	6,116
Haruyama Holdings, Inc.	500	1,650
Haseko Corp.	8,100	94,927
Hayashikane Sangyo Co. Ltd.	400	1,430
Hazama Ando Corp.	7,520	46,740
Heiwa Corp.	1,820	27,012
Heiwa Real Estate Co. Ltd.	1,800	51,634
Heiwado Co. Ltd.	2,400	35,336
Helios Techno Holding Co. Ltd.	1,100	2,530
Hibiya Engineering Ltd.	1,800	25,773
Hiday Hidaka Corp.	1,640	24,948
Hikari Tsushin, Inc.	700	71,812
Hino Motors Ltd.	10,700	55,013
Hioki EE Corp.	500	23,429
Hirakawa Hewtech Corp.	400	3,177
Hirogin Holdings, Inc.	10,000	46,598
Hirose Electric Co. Ltd.	1,023	135,090
HIS Co. Ltd. (x)*	1,100	16,483
Hisaka Works Ltd.	1,000	6,173
Hisamitsu Pharmaceutical Co., Inc.	1,900	48,976
Hitachi Construction Machinery Co. Ltd.	2,700	59,860
Hitachi Ltd.	36,328	1,721,265
Hitachi Metals Ltd.*	7,100	107,357
Hitachi Transport System Ltd.	1,600	100,626
Hitachi Zosen Corp.	5,100	32,126
Hochiki Corp.	1,000	9,498
Hodogaya Chemical Co. Ltd.	200	4,868
Hokkaido Electric Power Co., Inc.	7,100	25,814
Hokkaido Gas Co. Ltd.	400	4,951
Hokkan Holdings Ltd.	600	5,428
Hokko Chemical Industry Co. Ltd.	1,000	6,727
Hokkoku Financial Holdings, Inc.	500	17,029
Hokuetsu Corp.	2,300	11,848
Hokuhoku Financial Group, Inc.	2,900	17,908
Hokuriku Electric Industry Co. Ltd.	400	3,222
Hokuriku Electric Power Co.	7,800	30,596
Hokushin Co. Ltd.	800	844
Hokuto Corp.	1,400	19,949
Honda Motor Co. Ltd.	57,900	1,400,575
Honeys Holdings Co. Ltd.	1,080	9,165
Hoosiers Holdings Co. Ltd.	2,000	11,810
Horiba Ltd.	1,400	59,304
Hoshizaki Corp. (x)	4,000	119,328
Hosiden Corp.	3,000	27,182
Hosokawa Micron Corp.	800	15,353
House Foods Group, Inc.	1,400	29,179
House of Rose Co. Ltd.	100	1,237
Howa Machinery Ltd.	600	4,038
Hoya Corp.	14,600	1,248,079
Hulic Co. Ltd. (x)	14,800	114,633
Hurxley Corp.	600	2,511
Hyakugo Bank Ltd. (The)	11,000	26,606
Hyakujushi Bank Ltd. (The)	1,400	17,475
Ibiden Co. Ltd.	4,300	120,177
Ichibanya Co. Ltd.	800	27,751
Ichigo, Inc.	10,100	23,315
Ichiken Co. Ltd.	200	2,688
Ichikoh Industries Ltd.	2,000	5,149
Ichinen Holdings Co. Ltd.	1,300	11,725
Ichiyoshi Securities Co. Ltd.	2,700	12,921
Icom, Inc.	600	10,788
Idec Corp.	1,400	28,879
Idemitsu Kosan Co. Ltd.	7,642	183,568
IDOM, Inc.	3,300	18,102
IHI Corp.	4,600	123,308
Iida Group Holdings Co. Ltd.	5,976	92,049
Iino Kaiun Kaisha Ltd.	5,900	29,768
Ikegami Tsushinki Co. Ltd.	300	1,352
Imasen Electric Industrial (x)	800	3,451
Impress Holdings, Inc.	1,000	1,571
Inaba Denki Sangyo Co. Ltd.	200	3,932
Inaba Seisakusho Co. Ltd.	600	6,145
Inabata & Co. Ltd.	1,500	24,514
Inageya Co. Ltd. (x)	1,000	9,128
Ines Corp.	1,600	19,084
I-Net Corp.	550	4,976
Infocom Corp.	1,100	16,497
Infomart Corp.	6,800	18,645
Information Services International-Dentsu Ltd.	1,400	41,157
INFRONEER Holdings, Inc.	8,912	63,413
Inpex Corp.	36,300	391,770
Intage Holdings, Inc.	1,200	11,294
Internet Initiative Japan, Inc.	2,300	80,525
Inui Global Logistics Co. Ltd.	490	6,322
I’rom Group Co. Ltd.	300	3,955
Iseki & Co. Ltd.	1,300	11,245
Isetan Mitsukoshi Holdings Ltd.	10,500	85,185
Ishihara Sangyo Kaisha Ltd.	2,100	15,495
Ishii Iron Works Co. Ltd.	100	2,177
Ishikawa Seisakusho Ltd.*	200	2,507
Ishizuka Glass Co. Ltd.	100	1,199
Isuzu Motors Ltd.	20,500	226,020
Itfor, Inc.	1,300	7,295
Ito En Ltd.	2,100	94,028
ITOCHU Corp.	49,100	1,327,904
Itochu Enex Co. Ltd.	2,700	20,910
Itochu Techno-Solutions Corp.	3,000	73,149
Itochu-Shokuhin Co. Ltd.	300	10,837
Itoham Yonekyu Holdings, Inc.	7,370	37,477
Itoki Corp.	2,600	6,999
IwaiCosmo Holdings, Inc.	1,100	10,179
Iwasaki Electric Co. Ltd.	400	7,680
Iwatani Corp.	1,400	53,993
Iwatsu Electric Co. Ltd.	500	2,988

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Iyo Bank Ltd. (The)	9,100	$44,689
Izumi Co. Ltd.	1,700	38,297
Izutsuya Co. Ltd.	600	1,580
J Front Retailing Co. Ltd.	9,500	81,276
Jaccs Co. Ltd.	1,600	39,589
JAFCO Group Co. Ltd.	4,800	57,938
JANOME Corp.	1,200	6,335
Japan Airlines Co. Ltd.*	16,800	294,335
Japan Airport Terminal Co. Ltd.*	2,100	83,815
Japan Asia Investment Co. Ltd.*	800	1,487
Japan Aviation Electronics Industry Ltd.	2,000	30,142
Japan Cash Machine Co. Ltd.	1,100	5,412
Japan Communications, Inc.*	17,400	25,794
Japan Display, Inc.*	17,300	8,795
Japan Electronic Materials Corp.	500	5,917
Japan Elevator Service Holdings Co. Ltd.	2,000	20,842
Japan Exchange Group, Inc.	19,300	278,734
Japan Foods Co. Ltd.	100	861
Japan Foundation Engineering Co. Ltd.	1,700	7,458
Japan Lifeline Co. Ltd.	1,800	12,135
Japan Material Co. Ltd.	1,900	27,158
Japan Medical Dynamic Marketing, Inc.	1,000	11,747
Japan Oil Transportation Co. Ltd.	100	1,832
Japan Petroleum Exploration Co. Ltd.	600	14,124
Japan Post Bank Co. Ltd.	18,500	143,891
Japan Post Holdings Co. Ltd.	83,100	593,736
Japan Post Insurance Co. Ltd.	8,300	132,835
Japan Pulp & Paper Co. Ltd.	600	16,876
Japan Securities Finance Co. Ltd.	5,546	34,889
Japan Steel Works Ltd. (The)	1,700	36,989
Japan Tobacco, Inc. (x)	37,100	641,708
Japan Transcity Corp.	2,000	7,256
Japan Wool Textile Co. Ltd. (The)	4,000	29,050
Jastec Co. Ltd.	700	6,003
JBCC Holdings, Inc.	1,000	11,666
JCR Pharmaceuticals Co. Ltd.	1,200	20,493
JCU Corp.	800	19,974
Jeol Ltd.	2,000	77,233
JFE Holdings, Inc.	16,744	176,124
JGC Holdings Corp.	6,600	85,777
JINS Holdings, Inc.	500	15,711
JK Holdings Co. Ltd.	1,100	7,700
JMDC, Inc. (x)	800	34,769
JMS Co. Ltd.	500	2,050
Joban Kosan Co. Ltd.*	300	2,809
J-Oil Mills, Inc.	1,000	11,855
Joshin Denki Co. Ltd.	1,000	14,336
JSP Corp.	800	8,229
JSR Corp.	6,200	161,024
JTEKT Corp.	7,500	56,442
Juki Corp.	1,400	7,283
Juroku Financial Group, Inc.	1,500	25,881
Justsystems Corp.	900	25,319
JVCKenwood Corp.	5,800	7,553
K&O Energy Group, Inc.	500	5,527
Kadokawa Corp.	2,968	63,982
Kaga Electronics Co. Ltd.	1,200	26,822
Kagome Co. Ltd.	2,200	53,696
Kajima Corp.	17,400	199,793
Kakaku.com, Inc.	5,200	85,869
Kaken Pharmaceutical Co. Ltd.	500	14,065
Kamei Corp.	1,000	7,750
Kamigumi Co. Ltd.	1,800	34,862
Kanaden Corp.	1,000	7,508
Kanagawa Chuo Kotsu Co. Ltd.	200	5,122
Kanamoto Co. Ltd.	1,000	14,196
Kandenko Co. Ltd.	2,900	18,090
Kaneka Corp.	1,600	39,419
Kanematsu Corp.	2,500	24,688
Kanematsu Electronics Ltd.	700	20,801
Kanematsu Sustech Corp.	100	1,265
Kansai Electric Power Co., Inc. (The)	24,300	240,757
Kansai Food Market Ltd.	3,000	26,257
Kansai Paint Co. Ltd.	7,800	99,560
Kanto Denka Kogyo Co. Ltd.	2,000	13,030
Kao Corp.	15,700	633,599
Kappa Create Co. Ltd.*	1,800	19,057
Kasai Kogyo Co. Ltd.*	1,000	1,947
Katakura & Co-op Agri Corp.	55	526
Katakura Industries Co. Ltd.	1,400	20,902
Katitas Co. Ltd.	1,700	36,650
Kato Sangyo Co. Ltd.	1,700	40,802
Kato Works Co. Ltd.	400	2,363
KAWADA TECHNOLOGIES, Inc.	200	5,176
Kawai Musical Instruments Manufacturing Co. Ltd.	400	7,661
Kawasaki Heavy Industries Ltd.	5,200	97,639
Kawasaki Kisen Kaisha Ltd. (x)	1,999	122,300
KDDI Corp.	53,900	1,704,405
KeePer Technical Laboratory Co. Ltd. (x)	1,300	33,864
Keihan Holdings Co. Ltd.	3,200	79,769
Keihanshin Building Co. Ltd.	1,400	13,556
Keihin Co. Ltd.	200	1,994
Keikyu Corp.	8,400	92,108
Keio Corp.	3,600	128,915
Keisei Electric Railway Co. Ltd.	4,700	129,657
Keiyo Bank Ltd. (The)	2,500	8,794
Keiyo Co. Ltd.	2,200	14,714
Kewpie Corp.	2,400	40,592
Key Coffee, Inc.	1,200	18,604
Keyence Corp.	6,860	2,347,695
KH Neochem Co. Ltd. (x)	1,500	27,525
Kikkoman Corp.	5,000	265,560
Kimoto Co. Ltd.	2,200	3,602
Kimura Chemical Plants Co. Ltd. (x)	1,100	5,745
Kimura Unity Co. Ltd.	400	2,192
Kinden Corp.	5,000	57,773
King Jim Co. Ltd.	1,000	6,458
Kinki Sharyo Co. Ltd. (The)	100	852
Kintetsu Department Store Co. Ltd.*	100	1,790
Kintetsu Group Holdings Co. Ltd.	6,600	205,366
Kintetsu World Express, Inc.	1,300	39,977
Kirin Holdings Co. Ltd. (x)	28,600	450,743
Kisoji Co. Ltd.	1,400	22,533
Kissei Pharmaceutical Co. Ltd.	1,200	23,486
Kitagawa Corp.	500	5,096
Kita-Nippon Bank Ltd. (The)	300	3,537
Kitano Construction Corp.	300	4,729
Kitazawa Sangyo Co. Ltd.	1,000	1,510

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Kitz Corp. (x)	5,100	$23,814
Kiyo Bank Ltd. (The)	1,900	18,676
KNT-CT Holdings Co. Ltd.*	400	4,928
Koa Corp.	1,500	17,896
Koatsu Gas Kogyo Co. Ltd.	1,000	4,868
Kobayashi Pharmaceutical Co. Ltd. (x)	2,100	129,479
Kobayashi Yoko Co. Ltd.	300	484
Kobe Bussan Co. Ltd.	6,000	146,874
Kobe Steel Ltd.	12,900	58,585
Koei Tecmo Holdings Co. Ltd.	1,762	56,922
Kohnan Shoji Co. Ltd.	1,100	29,686
Kohsoku Corp.	700	7,876
Koito Manufacturing Co. Ltd.	4,200	133,424
Kojima Co. Ltd.	1,500	7,226
Kokuyo Co. Ltd. (x)	3,400	43,077
KOMAIHALTEC, Inc.	200	2,447
Komatsu Ltd.	125,290	2,789,077
Komatsu Matere Co. Ltd.	2,000	16,591
Komatsu Wall Industry Co. Ltd.	400	5,651
Komeri Co. Ltd.	1,600	31,108
Komori Corp.	3,400	20,515
Konaka Co. Ltd.	1,400	3,437
Konami Group Corp.	2,800	155,075
Konica Minolta, Inc.	16,600	55,452
Konishi Co. Ltd.	2,000	22,692
Kosaido Holdings Co. Ltd.*	900	7,315
Kose Corp. (x)	1,300	118,370
Kosei Securities Co. Ltd. (The)	200	686
Kotobuki Spirits Co. Ltd.	800	43,437
Kourakuen Holdings Corp.	700	6,697
Krosaki Harima Corp.	200	6,327
KRS Corp.	600	5,097
K’s Holdings Corp.	6,800	66,265
Kubota Corp. (x)	37,500	560,863
Kumagai Gumi Co. Ltd.	1,000	20,284
Kumiai Chemical Industry Co. Ltd.	5,140	41,782
Kura Sushi, Inc. (x)	1,200	28,010
Kurabo Industries Ltd.	1,200	17,184
Kuraray Co. Ltd. (x)	11,900	96,102
Kuraudia Holdings Co. Ltd.*	200	383
Kureha Corp.	800	56,204
Kurimoto Ltd.	600	7,294
Kurita Water Industries Ltd.	3,500	127,307
Kusuri no Aoki Holdings Co. Ltd.	800	34,215
KYB Corp.	700	15,981
Kyocera Corp.	9,800	524,559
Kyodo Printing Co. Ltd.	300	5,496
Kyoei Sangyo Co. Ltd.	100	987
Kyoei Steel Ltd.	1,300	13,249
Kyoei Tanker Co. Ltd.	200	1,442
Kyokuto Boeki Kaisha Ltd.	200	3,906
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,300	24,380
Kyokuto Securities Co. Ltd.	1,600	8,140
Kyokuyo Co. Ltd.	500	12,737
KYORIN Holdings, Inc.	3,000	39,238
Kyoritsu Maintenance Co. Ltd. (x)	1,200	44,787
Kyoritsu Printing Co. Ltd.	1,000	1,055
Kyosan Electric Manufacturing Co. Ltd.	2,000	6,372
Kyowa Electronic Instruments Co. Ltd.	1,000	2,300
Kyowa Kirin Co. Ltd.	8,600	193,451
Kyowa Leather Cloth Co. Ltd.	700	2,922
Kyudenko Corp.	2,000	40,469
Kyushu Electric Power Co., Inc.	13,800	88,696
Kyushu Financial Group, Inc.	16,770	47,985
Kyushu Railway Co.	5,600	116,777
Land Business Co. Ltd.	1,000	1,676
LAND Co. Ltd.	1,300	96
Lasertec Corp. (x)	3,200	377,832
Lawson, Inc.	1,300	43,224
LEC, Inc.	1,200	5,663
Leopalace21 Corp.*	7,300	15,397
Life Corp.	700	13,364
Lintec Corp.	900	15,260
Lion Corp.	6,000	66,185
Lixil Corp.	11,540	216,268
Look Holdings, Inc.	400	4,941
M3, Inc.	13,400	385,530
Mabuchi Motor Co. Ltd.	1,600	41,245
Macnica Fuji Electronics Holdings, Inc.	1,850	35,695
Maezawa Industries, Inc.	900	4,055
Maezawa Kasei Industries Co. Ltd.	900	8,480
Maezawa Kyuso Industries Co. Ltd.	800	5,255
Makino Milling Machine Co. Ltd.	1,200	37,310
Makita Corp.	8,900	222,085
Mandom Corp.	1,400	16,449
Mani, Inc.	3,300	32,107
Marche Corp.*	300	1,060
Mars Group Holdings Corp.	600	7,299
Marubeni Construction Material Lease Co. Ltd.	100	1,380
Marubeni Corp.	68,700	620,152
Marubun Corp.	900	4,814
Marudai Food Co. Ltd.	1,200	13,580
Maruha Nichiro Corp.	1,300	24,481
Marui Group Co. Ltd.	6,700	117,378
Maruichi Steel Tube Ltd.	1,600	33,841
MARUKA FURUSATO Corp. (x)	1,216	21,822
Marusan Securities Co. Ltd.	3,900	14,047
Maruwa Co. Ltd.	300	34,037
Maruwa Unyu Kikan Co. Ltd.	2,000	19,750
Maruwn Corp.	600	1,039
Maruyama Manufacturing Co., Inc.	200	2,246
Maruzen CHI Holdings Co. Ltd.	600	1,673
Maruzen Showa Unyu Co. Ltd.	800	18,023
Matsuda Sangyo Co. Ltd.	800	11,868
Matsui Construction Co. Ltd.	1,000	4,742
Matsui Securities Co. Ltd.	1,000	5,934
MatsukiyoCocokara & Co.	4,620	186,853
Matsuya Co. Ltd.*	2,200	15,091
Matsuyafoods Holdings Co. Ltd.	500	14,358
Max Co. Ltd.	2,000	23,762
Mazda Motor Corp.	22,000	180,158
Mebuki Financial Group, Inc.	32,760	64,479
MEC Co. Ltd.	800	13,130
Medical System Network Co. Ltd.	400	1,277
Medipal Holdings Corp.	7,600	107,240
Megachips Corp.	1,100	25,616
Megmilk Snow Brand Co. Ltd.	2,700	36,110
Meidensha Corp.	800	11,743
Meiji Holdings Co. Ltd.	3,900	191,473
Meiji Shipping Co. Ltd.	1,100	8,195
Meiko Electronics Co. Ltd.	1,000	23,233
Meiko Network Japan Co. Ltd.	900	4,088

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Meitec Corp.	3,000	$48,391
Meito Sangyo Co. Ltd.	600	7,257
Meiwa Corp. (x)	900	5,074
Meiwa Estate Co. Ltd.	700	3,283
Melco Holdings, Inc.	600	15,364
Menicon Co. Ltd.	1,400	32,176
Micronics Japan Co. Ltd.	2,600	23,553
Milbon Co. Ltd.	40	1,406
Mimasu Semiconductor Industry Co. Ltd.	1,000	15,412
Minebea Mitsumi, Inc.	13,137	223,986
Ministop Co. Ltd.	900	9,707
Mirait one Corp.	3,600	42,407
MISUMI Group, Inc.	9,600	202,609
Mitachi Co. Ltd.	200	1,326
Mitani Sekisan Co. Ltd.	800	25,379
Mito Securities Co. Ltd.	3,000	5,752
Mitsuba Corp.	2,000	5,902
Mitsubishi Chemical Group Corp.	44,220	239,742
Mitsubishi Corp.	53,110	1,579,243
Mitsubishi Electric Corp.	71,300	763,170
Mitsubishi Estate Co. Ltd.	47,700	692,675
Mitsubishi Gas Chemical Co., Inc.	6,500	93,747
Mitsubishi HC Capital, Inc.	25,820	119,189
Mitsubishi Heavy Industries Ltd.	11,500	402,521
Mitsubishi Kakoki Kaisha Ltd.	300	4,404
Mitsubishi Logisnext Co. Ltd.	1,000	6,418
Mitsubishi Logistics Corp.	3,000	71,799
Mitsubishi Materials Corp.	4,100	58,597
Mitsubishi Motors Corp.*	26,200	88,726
Mitsubishi Paper Mills Ltd.	1,800	3,930
Mitsubishi Pencil Co. Ltd. (x)	2,000	21,626
Mitsubishi Research Institute, Inc.	400	12,102
Mitsubishi Shokuhin Co. Ltd.	1,100	30,831
Mitsubishi Steel Manufacturing Co. Ltd.	700	4,869
Mitsubishi UFJ Financial Group, Inc.	464,400	2,484,769
Mitsuboshi Belting Ltd.	1,500	31,245
Mitsui & Co. Ltd.	55,700	1,230,011
Mitsui Chemicals, Inc.	5,331	113,661
Mitsui DM Sugar Holdings Co. Ltd.	1,000	14,052
Mitsui E&S Holdings Co. Ltd.*	3,400	8,432
Mitsui Fudosan Co. Ltd.	33,900	729,495
Mitsui High-Tec, Inc.	800	49,720
Mitsui Matsushima Holdings Co. Ltd.	800	17,587
Mitsui Mining & Smelting Co. Ltd.	1,600	37,343
Mitsui OSK Lines Ltd. (x)	11,100	254,933
Mitsui-Soko Holdings Co. Ltd.	1,000	21,254
Mitsumura Printing Co. Ltd.	100	917
Mitsuuroko Group Holdings Co. Ltd.	1,900	13,005
Miura Co. Ltd.	3,000	59,374
Miyaji Engineering Group, Inc.	400	9,984
Miyakoshi Holdings, Inc.	300	2,078
Miyazaki Bank Ltd. (The)	800	12,340
Miyoshi Oil & Fat Co. Ltd.	400	3,017
Mizuho Financial Group, Inc.	92,837	1,055,674
Mizuho Leasing Co. Ltd.	1,700	38,924
Mizuno Corp.	1,200	20,715
Mochida Pharmaceutical Co. Ltd.	1,000	23,999
Modec, Inc.*	1,000	8,579
Monex Group, Inc.	7,000	21,811
Money Forward, Inc.*	1,700	42,441
MonotaRO Co. Ltd.	9,800	145,760
Morinaga & Co. Ltd.	800	25,642
Morinaga Milk Industry Co. Ltd.	1,300	46,539
Morita Holdings Corp.	2,000	19,428
Morozoff Ltd.	400	10,769
Mory Industries, Inc.	400	7,141
MOS Food Services, Inc.	1,600	36,847
MrMax Holdings Ltd.	1,200	5,583
MS&AD Insurance Group Holdings, Inc.	16,200	496,672
Murata Manufacturing Co. Ltd.	21,995	1,191,260
Musashi Seimitsu Industry Co. Ltd.	2,400	24,632
Musashino Bank Ltd. (The)	1,900	24,990
Mutoh Holdings Co. Ltd.	100	1,509
Nabtesco Corp. (x)	3,800	88,876
NAC Co. Ltd.	400	2,885
Nachi-Fujikoshi Corp.	500	12,797
Nagaileben Co. Ltd.	1,200	16,745
Nagano Bank Ltd. (The)	400	4,082
Nagano Keiki Co. Ltd.	800	6,575
Nagase & Co. Ltd.	3,800	52,245
Nagatanien Holdings Co. Ltd.	500	7,310
Nagawa Co. Ltd.	400	23,805
Nagoya Railroad Co. Ltd.	4,700	72,436
Naigai Co. Ltd.*	300	638
Nakabayashi Co. Ltd.	1,000	3,672
Nakamuraya Co. Ltd.	300	6,960
Nakano Corp.	1,000	2,204
Nakayama Steel Works Ltd.	600	1,889
Nakayamafuku Co. Ltd.	700	1,677
Nakayo, Inc.	200	1,617
Namura Shipbuilding Co. Ltd.*	1,024	3,120
Nankai Electric Railway Co. Ltd.	3,200	63,432
Nanto Bank Ltd. (The)	1,100	16,142
Natori Co. Ltd.	600	8,931
NC Holdings Co. Ltd.	300	4,411
NEC Capital Solutions Ltd.	300	4,510
NEC Corp.	8,400	326,561
NEC Networks & System Integration Corp.	3,300	44,644
NET One Systems Co. Ltd.	3,000	66,401
Net Protections Holdings, Inc. (x)*	6,900	24,246
Neturen Co. Ltd.	1,700	8,187
Nexon Co. Ltd. (x)	18,300	374,949
Nextage Co. Ltd.	2,000	34,462
Nexyz Group Corp.	500	2,057
NGK Insulators Ltd.	7,400	99,789
NGK Spark Plug Co. Ltd.	6,100	110,827
NH Foods Ltd.	2,500	78,254
NHK Spring Co. Ltd.	5,700	37,555
Nice Corp.	500	6,024
Nichia Steel Works Ltd.	1,000	1,902
Nichias Corp.	3,000	49,921
Nichiban Co. Ltd.	500	5,935
Nichicon Corp.	3,900	36,225
Nichiden Corp.	1,000	13,952
Nichiha Corp.	1,200	23,368
Nichi-iko Pharmaceutical Co. Ltd.*	2,100	5,434
Nichimo Co. Ltd.	100	1,724
Nichirei Corp.	3,500	60,875
Nichireki Co. Ltd.	1,000	9,568
Nidec Corp.	18,554	1,147,261

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Nidec OKK Corp.*	400	$3,466
Nifco, Inc.	2,300	53,711
Nihon Chouzai Co. Ltd.	600	5,822
Nihon Dempa Kogyo Co. Ltd.	900	7,224
Nihon Kohden Corp.	1,200	24,552
Nihon M&A Center Holdings, Inc.	13,200	140,607
Nihon Nohyaku Co. Ltd.	2,000	10,237
Nihon Parkerizing Co. Ltd.	3,100	20,374
Nihon Tokushu Toryo Co. Ltd.	1,000	7,402
Nihon Trim Co. Ltd.	200	3,715
Nihon Yamamura Glass Co. Ltd.*	500	2,758
Nikkato Corp.	400	1,351
Nikkiso Co. Ltd.	4,000	23,661
Nikko Co. Ltd.	1,000	4,560
Nikkon Holdings Co. Ltd.	3,000	47,595
Nikon Corp.	11,000	127,339
Nintendo Co. Ltd.	4,200	1,815,208
Nippn Corp.	2,000	24,062
Nippon Air Conditioning Services Co. Ltd.	1,200	7,015
Nippon Beet Sugar Manufacturing Co. Ltd.	700	8,810
Nippon Carbide Industries Co., Inc.	300	2,968
Nippon Carbon Co. Ltd.	600	17,654
Nippon Ceramic Co. Ltd.	800	12,060
Nippon Chemical Industrial Co. Ltd.	400	5,686
Nippon Chemi-Con Corp.*	700	8,770
Nippon Chemiphar Co. Ltd.	100	1,381
Nippon Chutetsukan KK	100	736
Nippon Coke & Engineering Co. Ltd.	10,000	8,545
Nippon Concrete Industries Co. Ltd.	1,000	1,969
Nippon Denko Co. Ltd.	5,000	12,796
Nippon Densetsu Kogyo Co. Ltd.	2,000	25,933
Nippon Electric Glass Co. Ltd.	3,200	60,952
Nippon Express Holdings, Inc.	2,200	119,580
Nippon Felt Co. Ltd.	700	2,151
Nippon Filcon Co. Ltd.	900	3,271
Nippon Fine Chemical Co. Ltd.	1,000	13,960
Nippon Gas Co. Ltd.	3,300	46,817
Nippon Hume Corp.	1,000	4,801
Nippon Kanzai Co. Ltd.	800	15,301
Nippon Kayaku Co. Ltd.	5,000	40,310
Nippon Kinzoku Co. Ltd.*	300	2,368
Nippon Koei Co. Ltd.	800	19,207
Nippon Koshuha Steel Co. Ltd.*	500	1,217
Nippon Light Metal Holdings Co. Ltd.	280	3,085
Nippon Paint Holdings Co. Ltd. (x)	29,000	216,382
Nippon Paper Industries Co. Ltd.	2,800	19,860
Nippon Parking Development Co. Ltd.	13,000	16,333
Nippon Pillar Packing Co. Ltd.	1,000	20,040
Nippon Piston Ring Co. Ltd.	400	3,749
Nippon Road Co. Ltd. (The)	400	18,726
Nippon Sanso Holdings Corp.	6,600	105,301
Nippon Seisen Co. Ltd.	200	6,215
Nippon Sharyo Ltd.	400	6,110
Nippon Sheet Glass Co. Ltd.*	3,800	10,709
Nippon Shinyaku Co. Ltd.	1,700	103,443
Nippon Shokubai Co. Ltd.	1,000	38,719
Nippon Signal Co. Ltd.	2,800	20,297
Nippon Soda Co. Ltd.	1,400	45,064
Nippon Steel Corp.	28,615	399,395
Nippon Steel Trading Corp.	740	27,776
Nippon Suisan Kaisha Ltd.	9,200	38,870
Nippon Systemware Co. Ltd.	400	6,845
Nippon Telegraph & Telephone Corp.	80,440	2,309,610
Nippon Television Holdings, Inc.	3,100	27,592
Nippon Thompson Co. Ltd.	4,000	15,230
Nippon Yakin Kogyo Co. Ltd.	650	10,129
Nippon Yusen KK (x)	5,900	404,742
Nipro Corp.	4,800	37,770
Nishimatsu Construction Co. Ltd.	2,200	65,939
Nishimatsuya Chain Co. Ltd.	700	7,376
Nishi-Nippon Financial Holdings, Inc.	4,000	22,126
Nishi-Nippon Railroad Co. Ltd.	1,100	23,535
Nissan Chemical Corp.	3,800	175,261
Nissan Motor Co. Ltd.	82,020	319,690
Nissan Shatai Co. Ltd.	900	3,810
Nissan Tokyo Sales Holdings Co. Ltd.	1,000	1,939
Nissei Plastic Industrial Co. Ltd.	1,000	6,504
Nissha Co. Ltd. (x)	2,200	23,875
Nisshin Group Holdings Co. Ltd.	1,400	4,543
Nisshin Oillio Group Ltd. (The)	1,200	27,733
Nisshin Seifun Group, Inc.	5,605	65,623
Nisshinbo Holdings, Inc.	4,368	32,890
Nissin Corp.	800	9,363
Nissin Electric Co. Ltd.	2,000	22,530
Nissin Foods Holdings Co. Ltd.	2,600	179,496
Nissui Pharmaceutical Co. Ltd.	500	6,308
Nitori Holdings Co. Ltd.	3,000	284,801
Nitta Corp.	1,100	22,399
Nittetsu Mining Co. Ltd.	300	11,334
Nitto Boseki Co. Ltd.	1,000	17,236
Nitto Denko Corp.	4,720	305,736
Nitto Fuji Flour Milling Co. Ltd.	200	6,916
Nitto Kogyo Corp.	1,800	31,154
Nitto Kohki Co. Ltd.	700	7,706
Nitto Seiko Co. Ltd.	1,000	3,473
Nitto Seimo Co. Ltd.	100	988
Nittoc Construction Co. Ltd.	750	4,529
NOF Corp.	2,900	107,613
Nohmi Bosai Ltd.	1,000	13,611
NOK Corp.	5,000	40,725
Nomura Co. Ltd.	4,000	27,439
Nomura Holdings, Inc.	122,600	448,420
Nomura Real Estate Holdings, Inc.	4,100	100,545
Nomura Research Institute Ltd.	12,909	343,786
Noritake Co. Ltd.	600	17,833
Noritsu Koki Co. Ltd.	1,100	18,645
Noritz Corp. (x)	2,300	24,547
North Pacific Bank Ltd.	2,400	3,946
NS Solutions Corp.	1,000	26,700
NS United Kaiun Kaisha Ltd.	400	10,903
NSD Co. Ltd.	2,260	39,419
NSK Ltd.	14,500	78,093
NTN Corp.*	13,000	24,843
NTT Data Corp.	18,200	249,909
Obara Group, Inc. (x)	800	17,053
Obayashi Corp.	9,500	69,012
OBIC Business Consultants Co. Ltd.	1,200	41,066
Obic Co. Ltd.	2,100	297,283
Odakyu Electric Railway Co. Ltd.	10,499	141,336
Oenon Holdings, Inc.	3,000	6,658
Ogaki Kyoritsu Bank Ltd. (The)	1,600	20,300

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Ohara, Inc.	400	$3,506
Ohashi Technica, Inc.	600	5,760
OIE Sangyo Co. Ltd.	300	1,849
Oiles Corp.	1,560	17,556
Oita Bank Ltd. (The)	700	9,638
Oizumi Corp.	400	1,230
Oji Holdings Corp.	27,800	120,527
Okabe Co. Ltd.	2,700	12,107
Okamoto Industries, Inc.	800	22,447
Okamura Corp.	4,000	35,759
Okasan Securities Group, Inc.	6,000	14,957
Okaya Electric Industries Co. Ltd.	600	1,174
Oki Electric Industry Co. Ltd.	3,600	19,676
Okinawa Electric Power Co., Inc. (The)	2,273	21,984
Okinawa Financial Group, Inc.	1,080	17,497
OKUMA Corp.	1,000	37,480
Okumura Corp.	1,300	28,878
Okura Industrial Co. Ltd.	600	7,518
Okuwa Co. Ltd.	1,000	6,231
Olympic Group Corp.	800	3,822
Olympus Corp.	38,300	770,243
Omron Corp.	6,300	320,376
Ono Pharmaceutical Co. Ltd.	16,000	410,761
ONO Sokki Co. Ltd.*	500	1,592
Onoken Co. Ltd.	1,000	10,315
Onward Holdings Co. Ltd.	1,000	1,874
Open House Group Co. Ltd.	2,000	79,661
Optex Group Co. Ltd.	1,600	23,684
Optorun Co. Ltd.	1,000	13,280
Oracle Corp.	1,300	75,078
Organo Corp.	400	25,048
Orient Corp.	16,500	15,571
Oriental Land Co. Ltd.	8,200	1,141,994
Oriental Shiraishi Corp.	450	793
Origin Co. Ltd.	200	1,742
ORIX Corp.	41,900	703,383
Osaka Gas Co. Ltd.	13,200	253,520
Osaka Soda Co. Ltd.	1,000	23,600
Osaka Steel Co. Ltd.	800	8,727
OSAKA Titanium Technologies Co. Ltd.*	1,100	21,211
Osaki Electric Co. Ltd.	1,000	3,599
OSG Corp.	2,200	25,578
Otsuka Corp.	4,200	124,071
Otsuka Holdings Co. Ltd. (x)	14,500	515,171
Outsourcing, Inc.	3,000	22,918
Oyo Corp.	1,200	14,672
Pacific Industrial Co. Ltd.	2,000	15,477
Pacific Metals Co. Ltd.	899	15,614
Pack Corp. (The)	900	14,907
PAL GROUP Holdings Co. Ltd.	1,400	18,572
PALTAC Corp.	1,050	32,528
Pan Pacific International Holdings Corp. (x)	16,700	266,643
Panasonic Holdings Corp.	82,885	670,503
Paris Miki Holdings, Inc.	1,500	2,908
Park24 Co. Ltd.*	4,000	55,386
Pasco Corp.	200	2,030
Pasona Group, Inc. (x)	1,000	13,873
Pegasus Sewing Machine Manufacturing Co. Ltd.	1,200	5,284
Penta-Ocean Construction Co. Ltd.	10,300	55,760
PeptiDream, Inc.*	5,700	59,820
Persol Holdings Co. Ltd.	6,400	116,490
PIA Corp.*	300	7,269
Pigeon Corp. (x)	4,300	59,024
Pilot Corp.	1,100	39,226
Piolax, Inc.	1,500	22,047
Plenus Co. Ltd.	1,500	22,035
Pola Orbis Holdings, Inc. (x)	3,000	36,984
Poplar Co. Ltd.*	300	314
Press Kogyo Co. Ltd.	5,000	14,715
Prima Meat Packers Ltd.	1,400	23,505
Procrea Holdings, Inc.	1,176	16,854
Pronexus, Inc.	1,300	10,260
PS Mitsubishi Construction Co. Ltd.	800	3,622
Raito Kogyo Co. Ltd.	800	10,948
Raiznext Corp.	2,600	21,935
Raksul, Inc.*	1,100	15,135
Rakus Co. Ltd.	4,600	54,337
Rakuten Group, Inc.	36,000	162,552
Rasa Corp.	500	3,546
Rasa Industries Ltd.	400	5,577
Recruit Holdings Co. Ltd.	54,000	1,592,427
Relia, Inc.	1,600	12,628
Relo Group, Inc.	3,600	58,101
Renaissance, Inc.	500	3,518
Renesas Electronics Corp.*	41,600	375,311
Rengo Co. Ltd.	300	1,625
RENOVA, Inc.*	1,200	21,628
Resol Holdings Co. Ltd.	100	3,427
Resona Holdings, Inc.	78,400	293,716
Resorttrust, Inc.	3,800	62,078
Restar Holdings Corp.	700	9,844
Rheon Automatic Machinery Co. Ltd.	1,000	9,293
Rhythm Co. Ltd.	600	7,211
Ricoh Co. Ltd.	16,400	127,574
Ricoh Leasing Co. Ltd.	800	20,615
Right On Co. Ltd.*	900	4,937
Riken Corp.	400	6,902
Riken Keiki Co. Ltd.	1,000	26,517
Riken Technos Corp.	2,000	6,343
Ringer Hut Co. Ltd.	900	15,454
Rinnai Corp.	1,700	116,999
Riso Kagaku Corp.	1,800	29,436
Riso Kyoiku Co. Ltd.	3,900	9,175
Rock Field Co. Ltd. (x)	1,200	12,848
Rohm Co. Ltd.	3,500	242,385
Rohto Pharmaceutical Co. Ltd.	3,300	95,402
Roland DG Corp.	500	11,877
Rorze Corp.	400	24,740
Round One Corp.	3,300	37,166
Royal Holdings Co. Ltd. (x)*	1,800	31,670
RS Technologies Co. Ltd.	700	32,379
Ryobi Ltd.	1,400	10,699
Ryoden Corp.	500	5,843
Ryohin Keikaku Co. Ltd.	9,100	92,851
Ryosan Co. Ltd.	700	11,316
Ryoyo Electro Corp.	1,600	26,443
S Foods, Inc.	500	11,485
Sagami Holdings Corp.	1,000	8,368
Saibu Gas Holdings Co. Ltd.	1,300	18,090
Saizeriya Co. Ltd.	1,600	31,718
Sakai Chemical Industry Co. Ltd.	800	11,140

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Sakai Heavy Industries Ltd.	200	$4,314
Sakai Moving Service Co. Ltd.	400	13,376
Sakata INX Corp. (x)	2,000	13,481
Sakata Seed Corp.	1,100	37,101
Sala Corp.	1,000	5,198
San Holdings, Inc.	400	5,344
San ju San Financial Group, Inc.	990	10,174
San-A Co. Ltd.	800	24,182
San-Ai Obbli Co. Ltd.	2,000	14,202
Sanden Corp.*	1,400	2,707
Sangetsu Corp.	1,800	20,679
San-In Godo Bank Ltd. (The)	7,000	33,759
Sanix, Inc.*	1,800	2,960
Sanken Electric Co. Ltd.	300	10,428
Sanki Engineering Co. Ltd.	3,000	33,974
Sanko Metal Industrial Co. Ltd.	100	1,913
Sankyo Co. Ltd.	700	21,164
Sankyo Seiko Co. Ltd.	2,000	9,366
Sankyo Tateyama, Inc.	1,700	6,895
Sankyu, Inc.	1,700	48,908
Sanoh Industrial Co. Ltd.	1,400	6,754
Sanrio Co. Ltd.	2,000	45,512
Sanritsu Corp.	300	1,561
Sansan, Inc.*	3,600	24,464
Sanshin Electronics Co. Ltd.	1,500	16,960
Santen Pharmaceutical Co. Ltd.	13,400	105,153
Sanwa Holdings Corp.	8,800	84,394
Sanyo Chemical Industries Ltd.	600	21,040
Sanyo Industries Ltd.	100	1,208
Sanyo Shokai Ltd.*	600	4,302
Sanyo Special Steel Co. Ltd.	1,200	17,372
Sapporo Holdings Ltd.	2,500	55,480
Sata Construction Co. Ltd.	800	2,675
Sato Holdings Corp.	1,200	16,518
Sato Shoji Corp.	1,000	8,244
Satori Electric Co. Ltd.	900	7,067
Sawai Group Holdings Co. Ltd.	1,800	54,616
Saxa Holdings, Inc.	300	2,926
SB Technology Corp.	400	6,404
SBI Holdings, Inc.	7,860	153,928
SCREEN Holdings Co. Ltd.	1,300	87,183
Scroll Corp.	1,700	11,409
SCSK Corp.	4,596	77,392
Secom Co. Ltd.	6,400	395,616
Sega Sammy Holdings, Inc.	6,700	107,620
Seibu Holdings, Inc.	8,500	89,525
Seika Corp.	800	9,693
Seikagaku Corp.	2,400	14,440
Seikitokyu Kogyo Co. Ltd.	600	3,597
Seiko Epson Corp.	8,400	118,954
Seiko Holdings Corp.	1,200	25,652
Seino Holdings Co. Ltd.	1,300	10,413
Seiren Co. Ltd.	3,200	47,662
Sekisui Chemical Co. Ltd.	15,400	210,960
Sekisui House Ltd.	23,400	409,538
Sekisui Jushi Corp.	1,000	12,435
Sekisui Kasei Co. Ltd.	1,000	3,009
Senko Group Holdings Co. Ltd. (x)	4,000	25,897
Senshu Ikeda Holdings, Inc.	6,880	10,130
Senshukai Co. Ltd. (x)	2,200	6,261
Seven & i Holdings Co. Ltd.	27,436	1,063,543
Seven Bank Ltd.	30,400	58,037
SG Holdings Co. Ltd.	13,400	226,237
Sharp Corp.	8,100	62,690
Shibaura Machine Co. Ltd.	1,400	27,288
Shibaura Mechatronics Corp.	200	14,116
Shibusawa Warehouse Co. Ltd. (The)	600	9,402
Shibuya Corp. (x)	700	12,096
SHIFT, Inc.*	500	64,486
Shiga Bank Ltd. (The)	200	4,078
Shikibo Ltd.	700	4,624
Shikoku Bank Ltd. (The)	1,600	9,955
Shikoku Chemicals Corp.	1,000	9,153
Shikoku Electric Power Co., Inc.	2,700	15,744
Shima Seiki Manufacturing Ltd.	900	13,870
Shimadzu Corp.	10,400	329,167
Shimamura Co. Ltd.	800	70,229
Shimano, Inc.	2,800	473,644
Shimizu Bank Ltd. (The)	400	4,326
Shimizu Corp.	9,500	52,548
Shimojima Co. Ltd.	800	5,662
Shin Nippon Air Technologies Co. Ltd.	900	12,212
Shin Nippon Biomedical Laboratories Ltd.	700	10,215
Shinagawa Refractories Co. Ltd.	300	7,886
Shindengen Electric Manufacturing Co. Ltd.	400	10,006
Shin-Etsu Chemical Co. Ltd.	12,400	1,399,830
Shin-Etsu Polymer Co. Ltd.	2,500	21,783
Shingakukai Holdings Co. Ltd.	600	1,560
Shin-Keisei Electric Railway Co. Ltd.	200	4,460
Shinko Electric Industries Co. Ltd.	3,100	79,360
Shinko Shoji Co. Ltd.	2,200	14,292
Shinmaywa Industries Ltd.	1,800	14,337
Shinnihon Corp.	1,600	8,341
Shinsei Bank Ltd.	4,900	73,818
Shinsho Corp.	300	8,571
Shinwa Co. Ltd.	600	9,269
Shinyei Kaisha*	100	648
Shionogi & Co. Ltd.	9,100	460,016
Ship Healthcare Holdings, Inc.	3,000	53,393
Shiseido Co. Ltd. (x)	13,700	550,425
Shizuoka Bank Ltd. (The)	13,900	83,518
Shizuoka Gas Co. Ltd.	3,000	20,109
SHO-BOND Holdings Co. Ltd.	1,800	79,236
Shobunsha Holdings, Inc.*	700	1,902
Shochiku Co. Ltd.*	400	35,512
Shoei Co. Ltd.	800	31,342
Showa Denko KK	6,100	103,786
Showa Sangyo Co. Ltd.	1,000	18,703
Shuei Yobiko Co. Ltd.	200	640
Siix Corp.	1,400	9,823
Sinanen Holdings Co. Ltd.	400	10,058
Sinfonia Technology Co. Ltd.	1,400	13,817
Sintokogio Ltd.	2,600	12,943
SK Japan Co. Ltd.	200	675
SKY Perfect JSAT Holdings, Inc.	9,000	35,833
Skylark Holdings Co. Ltd. (x)	7,900	92,552
SMC Corp.	2,200	981,720
SMK Corp.	300	4,598
SMS Co. Ltd.	2,800	55,266
Snow Peak, Inc.	1,700	33,890
SNT Corp.	2,400	3,875

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Soda Nikka Co. Ltd.	1,000	$4,225
SoftBank Corp.	110,100	1,222,000
SoftBank Group Corp.	45,812	1,770,465
Sohgo Security Services Co. Ltd.	2,900	80,633
Sojitz Corp. (x)	5,500	78,162
Sompo Holdings, Inc.	13,050	575,735
Sony Group Corp.	47,500	3,881,881
Soshin Electric Co. Ltd.	600	2,239
Sotetsu Holdings, Inc.	3,000	51,923
SPK Corp.	400	4,123
S-Pool, Inc.	3,800	31,517
Square Enix Holdings Co. Ltd.	3,500	155,133
SRA Holdings	600	12,221
ST Corp.	600	6,662
St Marc Holdings Co. Ltd.	800	9,337
Stanley Electric Co. Ltd.	5,400	88,787
Star Micronics Co. Ltd.	2,300	27,531
Starzen Co. Ltd.	800	11,737
Stella Chemifa Corp.	500	8,800
Strike Co. Ltd.	700	17,561
Studio Alice Co. Ltd.	500	8,766
Subaru Corp.	19,600	348,678
Sugi Holdings Co. Ltd.	1,000	43,833
Sugimoto & Co. Ltd.	600	9,190
SUMCO Corp. (x)	12,700	163,420
Sumida Corp.	700	4,121
Suminoe Textile Co. Ltd.	300	3,767
Sumiseki Holdings, Inc.	3,800	5,067
Sumitomo Bakelite Co. Ltd.	1,200	35,993
Sumitomo Chemical Co. Ltd.	44,000	171,765
Sumitomo Corp.	42,680	583,736
Sumitomo Densetsu Co. Ltd.	900	17,215
Sumitomo Electric Industries Ltd.	23,100	255,473
Sumitomo Forestry Co. Ltd. (x)	4,800	68,091
Sumitomo Heavy Industries Ltd.	4,000	88,364
Sumitomo Metal Mining Co. Ltd.	8,700	272,642
Sumitomo Mitsui Construction Co. Ltd.	7,200	24,526
Sumitomo Mitsui Financial Group, Inc.	51,550	1,530,984
Sumitomo Mitsui Trust Holdings, Inc.	13,141	404,878
Sumitomo Osaka Cement Co. Ltd. (x)	200	4,963
Sumitomo Pharma Co. Ltd.	4,700	37,812
Sumitomo Precision Products Co. Ltd.	200	4,276
Sumitomo Realty & Development Co. Ltd.	15,900	420,249
Sumitomo Riko Co. Ltd.	2,000	8,689
Sumitomo Rubber Industries Ltd.	7,284	62,274
Sumitomo Seika Chemicals Co. Ltd.	400	8,518
Sumitomo Warehouse Co. Ltd. (The)	4,500	66,443
Sun Frontier Fudousan Co. Ltd.	1,000	8,244
Sundrug Co. Ltd.	2,300	51,536
Suntory Beverage & Food Ltd. (x)	4,700	177,779
Sun-Wa Technos Corp.	600	5,691
Suruga Bank Ltd.	5,500	14,899
Suzuden Corp.	300	4,216
Suzuken Co. Ltd.	3,190	90,117
Suzuki Motor Corp.	16,800	528,570
SWCC Showa Holdings Co. Ltd.	1,500	18,858
Sysmex Corp.	5,400	325,372
Systena Corp.	16,000	46,511
T Hasegawa Co. Ltd.	1,600	32,561
T RAD Co. Ltd.	400	7,727
T&D Holdings, Inc.	19,200	229,474
Tac Co. Ltd.	700	1,146
Tachibana Eletech Co. Ltd.	840	9,421
Tachi-S Co. Ltd.	1,600	12,922
Tadano Ltd.	5,000	32,940
Taihei Dengyo Kaisha Ltd.	500	10,880
Taiheiyo Cement Corp.	4,478	66,672
Taiheiyo Kouhatsu, Inc.	400	1,836
Taiho Kogyo Co. Ltd.	800	3,928
Taikisha Ltd.	1,000	23,453
Taiko Pharmaceutical Co. Ltd.*	1,200	5,036
Taisei Corp.	5,800	180,716
Taisei Lamick Co. Ltd.	300	5,801
Taisho Pharmaceutical Holdings Co. Ltd.	1,400	55,331
Taiyo Holdings Co. Ltd.	1,800	37,806
Taiyo Yuden Co. Ltd.	3,800	129,298
Takachiho Koheki Co. Ltd.	500	6,863
Takadakiko Co. Ltd.	100	1,812
Takamatsu Construction Group Co. Ltd.	1,000	15,227
Takano Co. Ltd.	400	2,355
Takaoka Toko Co. Ltd.	400	4,997
Taka-Q Co. Ltd.*	500	339
Takara & Co. Ltd.	700	9,471
Takara Bio, Inc.	3,100	43,990
Takara Holdings, Inc.	6,000	44,474
Takara Leben Co. Ltd.	4,400	11,682
Takara Standard Co. Ltd.	2,500	23,041
Takasago International Corp. (x)	800	14,359
Takasago Thermal Engineering Co. Ltd.	1,900	22,574
Takashima & Co. Ltd.	200	3,834
Takashimaya Co. Ltd.	5,300	51,986
Take And Give Needs Co. Ltd.*	600	6,666
Takeda Pharmaceutical Co. Ltd.	58,800	1,652,431
Takihyo Co. Ltd.	200	1,439
Takuma Co. Ltd.	4,000	39,184
Tamron Co. Ltd.	1,200	22,248
Tamura Corp.	3,000	12,420
Tanaka Co. Ltd.	300	1,301
Tanseisha Co. Ltd.	1,950	11,735
Tatsuta Electric Wire and Cable Co. Ltd.	2,000	6,770
Taya Co. Ltd.*	200	825
Tayca Corp.	1,000	8,886
TBK Co. Ltd.	1,000	2,478
TBS Holdings, Inc.	3,700	46,365
TDC Soft, Inc.	800	6,260
TDK Corp.	11,100	343,282
Teac Corp.*	600	549
TechMatrix Corp.	2,400	29,738
TechnoPro Holdings, Inc.	4,500	90,233
Teijin Ltd.	5,200	54,184
Teikoku Electric Manufacturing Co. Ltd.	800	9,409
Teikoku Sen-I Co. Ltd. (x)	1,000	12,168
Teikoku Tsushin Kogyo Co. Ltd.	400	4,085
Tekken Corp.	800	10,582
Ten Allied Co. Ltd.*	800	1,816
Tenma Corp.	1,100	18,658
TerraSky Co. Ltd.*	1,100	11,789

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Terumo Corp.	20,500	$618,180
T-Gaia Corp.	600	7,158
THK Co. Ltd. (x)	4,000	75,192
Tigers Polymer Corp.	600	1,920
TIS, Inc.	6,900	180,927
Titan Kogyo Ltd.	100	1,209
TKC Corp.	1,800	43,508
Toa Corp./Hyogo	1,000	5,552
Toa Corp./Tokyo	1,100	20,153
TOA ROAD Corp.	200	8,436
Toabo Corp.	400	1,100
Toagosei Co. Ltd. (x)	3,900	29,026
Tobishima Corp.	800	6,017
Tobu Railway Co. Ltd.	6,800	155,496
TOC Co. Ltd.	4,700	24,925
Tocalo Co. Ltd.	2,400	21,835
Tochigi Bank Ltd. (The)	6,000	11,327
Toda Corp.	8,800	46,731
Toda Kogyo Corp.*	100	1,720
Toei Co. Ltd.	200	26,220
Toenec Corp.	200	5,156
Toho Bank Ltd. (The)	10,000	15,335
Toho Co. Ltd.	4,100	148,313
Toho Co. Ltd./Kobe	400	4,091
Toho Gas Co. Ltd.	3,700	89,236
Toho Holdings Co. Ltd.	1,900	29,336
Toho Titanium Co. Ltd.	2,100	34,214
Toho Zinc Co. Ltd.	700	11,089
Tohoku Bank Ltd. (The)	600	4,302
Tohoku Electric Power Co., Inc.	11,700	62,731
Tohto Suisan Co. Ltd.	200	7,077
Tokai Carbon Co. Ltd.	6,400	48,831
TOKAI Holdings Corp.	2,000	13,079
Tokai Rika Co. Ltd.	2,900	31,664
Tokai Senko KK	100	845
Tokai Tokyo Financial Holdings, Inc.	9,600	26,191
Token Corp.	520	29,571
Tokio Marine Holdings, Inc.	23,600	1,375,279
Tokushu Tokai Paper Co. Ltd.	800	18,608
Tokuyama Corp.	2,200	28,009
Tokyo Century Corp.	1,400	46,370
Tokyo Electric Power Co. Holdings, Inc.*	54,600	228,243
Tokyo Electron Ltd.	4,800	1,556,941
Tokyo Energy & Systems, Inc.	1,000	7,138
Tokyo Gas Co. Ltd.	13,500	279,307
Tokyo Individualized Educational Institute, Inc.	900	4,141
Tokyo Keiki, Inc.	800	7,503
Tokyo Kikai Seisakusho Ltd. (x)*	300	1,951
Tokyo Kiraboshi Financial Group, Inc.	1,451	24,198
Tokyo Ohka Kogyo Co. Ltd.	1,300	63,688
Tokyo Rakutenchi Co. Ltd.	200	5,825
Tokyo Rope Manufacturing Co. Ltd.	800	5,481
Tokyo Sangyo Co. Ltd.	1,000	5,228
Tokyo Seimitsu Co. Ltd.	800	26,144
Tokyo Steel Manufacturing Co. Ltd.	3,800	41,817
Tokyo Tatemono Co. Ltd. (x)	7,591	104,632
Tokyo Tekko Co. Ltd.	400	3,618
Tokyo Theatres Co., Inc.	400	3,585
Tokyotokeiba Co. Ltd.	800	23,158
Tokyu Construction Co. Ltd.	4,940	23,282
Tokyu Corp.	18,000	212,132
Tokyu Fudosan Holdings Corp.	20,000	105,340
Toli Corp.	3,000	4,512
Tomato Bank Ltd.	400	2,958
Tomen Devices Corp.	100	4,046
Tomoe Corp.	1,800	5,973
Tomoe Engineering Co. Ltd.	400	6,803
Tomoegawa Co. Ltd.	400	1,835
Tomoku Co. Ltd.	800	8,849
TOMONY Holdings, Inc.	9,400	21,628
Tomy Co. Ltd.	3,700	37,193
Tonami Holdings Co. Ltd.	200	5,183
Top Culture Co. Ltd.*	400	769
Topcon Corp.	2,800	36,533
Toppan, Inc.	9,200	153,816
Topre Corp.	2,500	18,349
Topy Industries Ltd.	1,000	10,059
Toray Industries, Inc.	49,800	279,595
Toridoll Holdings Corp. (x)	2,200	37,415
Torigoe Co. Ltd. (The)	1,200	5,680
Torii Pharmaceutical Co. Ltd.	800	18,934
Torishima Pump Manufacturing Co. Ltd.	1,500	14,171
Tose Co. Ltd.	300	1,735
Toshiba Corp. (x)	12,300	500,261
Toshiba TEC Corp.	600	19,211
Tosoh Corp.	10,700	132,983
Totetsu Kogyo Co. Ltd.	1,000	17,868
TOTO Ltd.	5,400	178,505
Totoku Electric Co. Ltd.	100	1,660
Tottori Bank Ltd. (The)	300	2,585
Toukei Computer Co. Ltd.	200	8,581
Tow Co. Ltd.	1,200	2,752
Towa Bank Ltd. (The)	1,300	4,936
Towa Corp.	1,200	15,267
Towa Pharmaceutical Co. Ltd.	1,800	32,560
Toyo Construction Co. Ltd.	3,600	23,515
Toyo Corp.	1,600	13,045
Toyo Denki Seizo KK	400	2,687
Toyo Engineering Corp.*	1,600	7,613
Toyo Ink SC Holdings Co. Ltd.	200	2,805
Toyo Kanetsu KK	600	11,717
Toyo Logistics Co. Ltd.	1,000	2,168
Toyo Machinery & Metal Co. Ltd.	1,000	4,137
Toyo Securities Co. Ltd.	4,000	5,756
Toyo Seikan Group Holdings Ltd.	4,800	50,236
Toyo Shutter Co. Ltd.	200	899
Toyo Sugar Refining Co. Ltd.	200	1,410
Toyo Suisan Kaisha Ltd.	3,500	136,525
Toyo Tanso Co. Ltd.	700	14,590
Toyo Tire Corp. (x)	5,000	62,492
Toyo Wharf & Warehouse Co. Ltd.	300	2,840
Toyobo Co. Ltd.	1,700	12,563
Toyoda Gosei Co. Ltd.	2,400	37,936
Toyota Boshoku Corp.	1,800	26,761
Toyota Industries Corp.	5,700	353,315
Toyota Motor Corp.	494,040	7,608,563
Toyota Tsusho Corp.	7,800	254,962
TPR Co. Ltd.	1,500	13,298
Transcosmos, Inc.	1,600	41,135
Trend Micro, Inc.	3,400	165,497
Trusco Nakayama Corp.	1,400	17,723

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
TS Tech Co. Ltd.	4,600	$47,732
TSI Holdings Co. Ltd.	4,825	12,300
Tsubakimoto Chain Co.	1,200	26,881
Tsubakimoto Kogyo Co. Ltd.	200	5,309
Tsudakoma Corp.*	300	1,179
Tsugami Corp.	3,000	24,974
Tsukamoto Corp. Co. Ltd.	200	1,721
Tsukishima Kikai Co. Ltd.	2,000	12,860
Tsukuba Bank Ltd.	5,400	7,685
Tsumura & Co.	2,700	60,628
Tsuruha Holdings, Inc.	1,500	81,436
Tsutsumi Jewelry Co. Ltd.	500	7,306
TV Asahi Holdings Corp.	400	4,360
Tv Tokyo Holdings Corp.	500	7,189
TYK Corp.	1,000	2,013
UACJ Corp.	1,226	18,675
UBE Corp.	900	13,387
Uchida Yoko Co. Ltd.	400	14,809
Ueki Corp.	200	2,040
Ulvac, Inc.	1,200	40,479
Unicafe, Inc.	300	2,045
Unicharm Corp.	15,000	502,207
Uniden Holdings Corp.	300	9,041
Unipres Corp.	1,600	9,454
United Arrows Ltd.	1,100	16,964
United Super Markets Holdings, Inc.	3,520	27,691
Unitika Ltd.*	2,900	4,963
Ushio, Inc.	3,900	48,288
USS Co. Ltd.	7,300	126,188
UT Group Co. Ltd.	1,600	26,385
Valor Holdings Co. Ltd.	2,400	32,301
Valqua Ltd.	1,000	18,874
Vision, Inc.*	2,900	27,620
Vital KSK Holdings, Inc.	2,300	11,736
Wacoal Holdings Corp.	500	7,907
Wacom Co. Ltd.	8,000	49,586
Wakachiku Construction Co. Ltd.	700	11,474
Wakamoto Pharmaceutical Co. Ltd.*	1,000	1,969
Warabeya Nichiyo Holdings Co. Ltd.	700	9,131
WATAMI Co. Ltd.*	1,400	9,467
Weathernews, Inc.	300	14,672
Welcia Holdings Co. Ltd.	3,000	60,108
West Japan Railway Co.	7,400	272,391
Wood One Co. Ltd.	400	3,353
W-Scope Corp. (x)*	3,400	56,972
Xebio Holdings Co. Ltd.	1,400	9,544
YAC Holdings Co. Ltd.	500	5,606
Yahagi Construction Co. Ltd.	1,700	9,477
Yaizu Suisankagaku Industry Co. Ltd.	600	4,103
Yakult Honsha Co. Ltd.	5,000	288,652
YAMABIKO Corp.	2,000	16,889
Yamada Holdings Co. Ltd.	22,372	80,822
Yamagata Bank Ltd. (The)	1,400	9,280
Yamaguchi Financial Group, Inc.	4,000	21,941
Yamaha Corp.	4,200	172,877
Yamaha Motor Co. Ltd. (x)	8,500	155,878
Yamaichi Electronics Co. Ltd.	1,200	14,967
YA-MAN Ltd.	3,200	40,783
Yamanashi Chuo Bank Ltd. (The)	1,400	11,725
Yamashita Health Care Holdings, Inc.	100	1,347
Yamatane Corp.	600	7,073
Yamato Corp.	1,000	5,626
Yamato Holdings Co. Ltd.	9,900	158,219
Yamato International, Inc.	700	1,425
Yamato Kogyo Co. Ltd.	1,200	39,617
Yamaura Corp.	500	3,476
Yamaya Corp.	110	2,046
Yamazaki Baking Co. Ltd.	2,900	35,421
Yamazawa Co. Ltd.	300	3,313
Yamazen Corp.	4,700	34,387
Yaskawa Electric Corp.	7,600	245,115
Yasuda Logistics Corp.	1,000	6,849
Yellow Hat Ltd.	2,200	27,869
Yodogawa Steel Works Ltd.	1,800	29,893
Yokogawa Bridge Holdings Corp.	2,000	28,805
Yokogawa Electric Corp.	6,400	105,001
Yokohama Rubber Co. Ltd. (The) (x)	2,800	37,764
Yokorei Co. Ltd.	2,600	16,869
Yokowo Co. Ltd.	1,000	15,357
Yomeishu Seizo Co. Ltd.	500	6,557
Yondenko Corp.	400	5,223
Yondoshi Holdings, Inc.	900	12,032
Yorozu Corp.	700	4,575
Yoshinoya Holdings Co. Ltd.	3,000	55,166
Yuasa Trading Co. Ltd.	1,200	29,689
Yuken Kogyo Co. Ltd.	200	2,562
Yurtec Corp.	2,000	10,886
Yushin Precision Equipment Co. Ltd.	1,200	6,176
Yushiro Chemical Industry Co. Ltd.	600	4,105
YU-WA Creation Holdings Co. Ltd.	700	1,173
Z Holdings Corp.	105,400	308,356
Zappallas, Inc.	1,000	2,714
Zenkoku Hosho Co. Ltd.	2,400	75,219
Zenrin Co. Ltd.	2,550	17,360
Zensho Holdings Co. Ltd.	3,200	76,814
Zeon Corp.	7,000	67,857
Zeria Pharmaceutical Co. Ltd.	1,100	17,363
Zojirushi Corp.	1,800	18,333
ZOZO, Inc.	4,800	86,591
Zuken, Inc.	800	18,027

		141,668,630

Jordan (0.0%)†
Hikma Pharmaceuticals plc	9,798	192,933

Mexico (0.3%)
Fresnillo plc	9,528	88,925
Grupo Televisa SAB (ADR)	313,600	2,565,248

		2,654,173

Netherlands (5.1%)
Adyen NV (m)*	2,362	3,472,179
ASML Holding NV	33,265	16,054,618
EXOR NV	89,800	5,636,059
ING Groep NV	317,097	3,147,038
Koninklijke Ahold Delhaize NV	86,684	2,259,135
Koninklijke Philips NV (x)	246,920	5,357,534
Shell plc	464,276	12,115,506

		48,042,069

New Zealand (0.1%)
a2 Milk Co. Ltd. (The)*	38,331	116,041
Chorus Ltd.	8,126	35,991
Fisher & Paykel Healthcare Corp. Ltd. (x)	7,356	90,520

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Fletcher Building Ltd.	17,976	$55,873
Xero Ltd.*	6,287	334,510

		632,935

Nigeria (0.0%)†
Airtel Africa plc (m)	51,559	84,913

South Africa (0.3%)
Anglo American plc	77,306	2,760,204

South Korea (0.8%)
NAVER Corp.	19,805	3,674,388
Samsung Electronics Co. Ltd. (Preference) (q)	94,700	3,799,536

		7,473,924

Spain (1.8%)
Amadeus IT Group SA*	66,793	3,752,720
Banco Bilbao Vizcaya Argentaria SA	535,048	2,428,411
Banco Santander SA	1,400,681	3,949,853
Iberdrola SA (x)	481,317	4,994,534
Industria de Diseno Textil SA	90,411	2,047,577

		17,173,095

Sweden (1.3%)
H & M Hennes & Mauritz AB, Class B (x)	412,662	4,933,637
SKF AB, Class B	282,500	4,162,110
Volvo AB, Class B	228,100	3,535,696

		12,631,443

Switzerland (2.1%)
Cie Financiere Richemont SA (Registered)	14,200	1,512,244
Credit Suisse Group AG (Registered)	1,138,218	6,481,033
Holcim AG*	124,579	5,336,066
Novartis AG (Registered)	51,000	4,314,186
Swatch Group AG (The)	10,716	2,542,788

		20,186,317

United Kingdom (16.1%)
3i Group plc	63,724	860,888
abrdn plc	113,674	221,483
Admiral Group plc	12,726	347,823
Ashtead Group plc	26,950	1,130,565
Associated British Foods plc	25,090	485,029
AstraZeneca plc	95,046	12,458,796
Auto Trader Group plc (m)	66,493	449,640
AVEVA Group plc	8,401	229,566
Aviva plc	173,399	847,136
B&M European Value Retail SA	56,004	250,921
BAE Systems plc	189,299	1,914,597
Barclays plc	1,028,632	1,925,759
Barratt Developments plc	52,684	293,668
Berkeley Group Holdings plc*	4,206	190,839
BP plc	1,197,197	5,638,663
British American Tobacco plc	139,880	5,994,905
British Land Co. plc (The) (REIT)	48,290	263,060
BT Group plc	469,253	1,064,829
Bunzl plc	20,769	687,782
Burberry Group plc	24,656	493,246
Centrica plc*	261,806	256,546
CNH Industrial NV	429,400	4,983,780
Compass Group plc	187,759	3,843,962
Croda International plc	8,460	667,160
DCC plc	5,604	350,165
Dechra Pharmaceuticals plc	6,774	285,297
Diageo plc	142,276	6,138,044
DS Smith plc	87,864	296,945
Entain plc*	35,012	531,278
Experian plc	53,893	1,579,877
Halma plc	22,889	564,251
Harbour Energy plc	30,167	133,704
Hargreaves Lansdown plc	21,726	208,579
Howden Joinery Group plc	34,270	253,024
HSBC Holdings plc	1,246,804	8,133,945
Imperial Brands plc	62,921	1,406,345
Informa plc*	513,795	3,311,151
InterContinental Hotels Group plc	12,668	671,618
Intermediate Capital Group plc	15,191	242,420
International Consolidated Airlines Group SA (x)*	244,296	320,499
Intertek Group plc	9,111	466,870
J Sainsbury plc	113,698	282,431
JD Sports Fashion plc*	156,770	220,485
Kingfisher plc	123,753	368,058
Land Securities Group plc (REIT)	38,102	308,206
Legal & General Group plc	348,727	1,017,961
Liberty Global plc, Class A*	191,983	4,041,242
Linde plc (x)	40,575	11,648,522
Lloyds Banking Group plc	21,350,416	11,012,838
London Stock Exchange Group plc	22,703	2,110,452
M&G plc	186,768	442,657
Meggitt plc*	46,844	449,935
Melrose Industries plc	292,883	534,790
National Grid plc	230,565	2,954,752
NatWest Group plc	1,128,267	3,001,372
Next plc	8,467	604,531
Ocado Group plc*	33,250	316,222
Pearson plc	49,633	453,341
Persimmon plc	16,024	363,743
Phoenix Group Holdings plc	35,637	256,347
Reckitt Benckiser Group plc	71,910	5,401,233
RELX plc	110,085	2,972,732
Rentokil Initial plc	125,685	726,438
Rightmove plc	63,992	442,807
Rolls-Royce Holdings plc*	1,458,765	1,475,273
RS Group plc	30,345	321,275
Sage Group plc (The)	75,205	581,648
Schroders plc	147,399	4,799,554
Segro plc (REIT)	71,665	852,199
Severn Trent plc	16,966	561,814
Smith & Nephew plc	61,161	855,099
Smiths Group plc	114,794	1,957,595
Spirax-Sarco Engineering plc	4,477	538,841
SSE plc	64,460	1,274,380
St James’s Place plc	37,996	510,663
Standard Chartered plc	157,127	1,184,711
Taylor Wimpey plc	192,890	274,193
Tesco plc	450,270	1,400,496
Unilever plc (Cboe Europe)	119,331	5,432,775
Unilever plc (London Stock Exchange)	34,964	1,591,357
United Utilities Group plc	48,838	606,625
Virgin Money UK plc (CHDI)	42,653	65,044
Vodafone Group plc	1,718,205	2,650,577

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Whitbread plc	14,521	$438,692
WPP plc	371,924	3,737,553

		151,436,114

United States (1.9%)
Amcor plc (CHDI)	37,252	464,094
Avast plc (m)	25,038	157,610
Block, Inc. (CRDI)*	2,630	162,064
GSK plc	308,738	6,638,610
James Hardie Industries plc (CHDI)	22,422	491,128
Janus Henderson Group plc (CHDI)	1,872	43,316
News Corp. (CHDI), Class B	2,956	45,888
Reliance Worldwide Corp. Ltd.	24,282	67,782
ResMed, Inc. (CHDI)	20,708	437,559
Roche Holding AG	4,180	1,395,400
Schneider Electric SE	46,252	5,479,391
Sims Ltd.	6,752	65,109
Stellantis NV	183,611	2,286,619

		17,734,570

Total Common Stocks (88.1%) (Cost $829,583,481)		829,519,368

CLOSED END FUNDS:
United Kingdom (0.1%)
Scottish Mortgage Investment Trust plc	89,045	784,839

United States (0.0%)†
Pershing Square Holdings Ltd.	4,754	143,125

Total Closed End Funds (0.1%) (Cost $703,261)		927,964

	Number of Rights	Value (Note 1)
RIGHTS:
Australia (0.0%)†
carsales.com Ltd., expiring 7/13/22* (Cost $—)	3,962	1,750

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	3,000,000	3,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.1%)
Deutsche Bank Securities, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $6,642,042, collateralized by various U.S. Government Agency Securities, ranging from 2.000%-4.000%, maturing 1/1/45-4/1/52; total market value $6,774,600. (xx)	$6,641,765	6,641,765
MetLife, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $1,000,042, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-11/15/47; total market value $1,020,451. (xx)	1,000,000	1,000,000
National Bank of Canada, 1.70%, dated 6/30/22, due 7/7/22, repurchase price $7,302,413, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 11/3/22-2/15/51; total market value $8,050,491. (xx)	7,300,000	7,300,000
Societe Generale SA, 1.51%, dated 6/30/22, due 7/7/22, repurchase price $1,000,294, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.807%, maturing 10/11/22-4/30/24; total market value $1,020,000. (xx)	1,000,000	1,000,000
Societe Generale SA, 1.62%, dated 6/30/22, due 7/1/22, repurchase price $3,000,135, collateralized by various Common Stocks; total market value $3,334,117. (xx)	3,000,000	3,000,000
TD Prime Services LLC, 1.65%, dated 6/30/22, due 7/1/22, repurchase price $1,000,046, collateralized by various Common Stocks; total market value $1,107,772. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		19,941,765

Total Short-Term Investments (2.4%) (Cost $22,941,765)		22,941,765

Total Investments in Securities (90.6%) (Cost $853,228,507)		853,390,847
Other Assets Less Liabilities (9.4%)		88,041,769

Net Assets (100%)		$941,432,616

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2022, the market value of these securities amounted to $9,785,332 or 1.0% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at June 30, 2022.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $26,145,342. This was collateralized by $4,764,628 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 7/14/22 - 5/15/52 and by cash of $22,941,765 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CRDI	—	CREST Depository Interest
CHDI	—	Clearing House Electronic Subregister System (CHESS) Depository Interest
CHF	—	Swiss Franc
EUR	—	European Currency Unit
GBP	—	British Pound
JPY	—	Japanese Yen
KRW	—	Korean Republic Won
REIT	—	Real Estate Investment Trust
TWD	—	New Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Futures contracts outstanding as of June 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,098	9/2022	EUR	39,593,835	(441,460)
FTSE 100 Index	286	9/2022	GBP	24,791,605	(88,734)
SPI 200 Index	84	9/2022	AUD	9,365,381	(111,788)
TOPIX Index	172	9/2022	JPY	23,712,117	(458,441)

					(1,100,423)

Forward Foreign Currency Contracts outstanding as of June 30, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	1,005,020	USD	691,592	HSBC Bank plc	9/16/2022	2,562
EUR	3,179,342	USD	3,334,031	Deutsche Bank AG	9/16/2022	15,697
GBP	18,175,082	USD	22,073,910	Deutsche Bank AG	9/16/2022	82,592
JPY	110,209,568	USD	814,208	HSBC Bank plc	9/16/2022	2,341
USD	2,643,939	AUD	3,808,733	HSBC Bank plc	9/16/2022	13,298
USD	3,527,597	EUR	3,316,551	HSBC Bank plc	9/16/2022	33,307
USD	738,510	GBP	600,973	HSBC Bank plc	9/16/2022	5,888
USD	1,699,384	JPY	227,760,361	Deutsche Bank AG	9/16/2022	11,895
USD	7,727,783	JPY	1,034,126,699	HSBC Bank plc	9/16/2022	65,881

Total unrealized appreciation						233,461

AUD	12,487,030	USD	8,657,141	Deutsche Bank AG	9/16/2022	(32,517)
AUD	4,819,181	USD	3,334,033	HSBC Bank plc	9/16/2022	(5,490)
EUR	622,723	USD	657,191	Deutsche Bank AG	9/16/2022	(1,095)
EUR	11,040,695	USD	11,694,060	HSBC Bank plc	9/16/2022	(61,675)
GBP	5,172,126	USD	6,358,338	HSBC Bank plc	9/16/2022	(53,210)
JPY	3,066,896,459	USD	23,027,831	Deutsche Bank AG	9/16/2022	(305,026)
JPY	865,113,580	USD	6,468,661	HSBC Bank plc	9/16/2022	(58,987)
USD	403,269	AUD	583,968	Deutsche Bank AG	9/16/2022	(70)
USD	43,507,604	EUR	41,499,135	Deutsche Bank AG	9/16/2022	(215,541)
USD	10,171,358	EUR	9,709,200	HSBC Bank plc	9/16/2022	(58,175)
USD	6,528,271	GBP	5,401,747	HSBC Bank plc	9/16/2022	(56,779)

Total unrealized depreciation						(848,565)

Net unrealized depreciation						(615,104)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD) : AUD 288,004, CAD 754, CHF 367,554, EUR 76,072,712, GBP 843,323, JPY 1,991,548, KRW 1, TWD 78 and ZAR 56.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Closed End Funds	$—	$927,964	$—	$927,964
Common Stocks
Australia	—	71,736,890	—	71,736,890
Austria	—	552,848	—	552,848
Belgium	—	8,803,797	—	8,803,797
Burkina Faso	—	196,906	—	196,906
Canada	6,693,653	—	—	6,693,653
Chile	—	306,388	—	306,388
China	3,415,017	24,542,085	—	27,957,102
Finland	—	3,307,100	—	3,307,100
France	—	121,748,046	—	121,748,046
Germany	—	127,989,280	—	127,989,280
Hong Kong	—	6,120,166	—	6,120,166
India	—	2,694,187	—	2,694,187
Indonesia	—	25,909	—	25,909
Ireland	3,920,675	6,841,205	—	10,761,880
Italy	—	17,953,896	—	17,953,896
Japan	—	141,668,630	—	141,668,630
Jordan	—	192,933	—	192,933
Mexico	2,565,248	88,925	—	2,654,173
Netherlands	—	48,042,069	—	48,042,069
New Zealand	—	632,935	—	632,935
Nigeria	—	84,913	—	84,913
South Africa	—	2,760,204	—	2,760,204
South Korea	—	7,473,924	—	7,473,924
Spain	—	17,173,095	—	17,173,095
Sweden	—	12,631,443	—	12,631,443
Switzerland	—	20,186,317	—	20,186,317
United Kingdom	4,041,242	147,394,872	—	151,436,114
United States	—	17,734,570	—	17,734,570
Forward Currency Contracts	—	233,461	—	233,461
Rights
Australia	—	1,750	—	1,750
Short-Term Investments
Investment Company	3,000,000	—	—	3,000,000
Repurchase Agreements	—	19,941,765	—	19,941,765

Total Assets	$23,635,835	$829,988,473	$—	$853,624,308

Liabilities:
Forward Currency Contracts	$—	$(848,565)	$—	$(848,565)
Futures	(1,100,423)	—	—	(1,100,423)

Total Liabilities	$(1,100,423)	$(848,565)	$—	$(1,948,988)

Total	$22,535,412	$829,139,908	$—	$851,675,320

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$233,461

Total		$233,461

	Liability Derivatives
Foreign exchange contracts	Payables	$(848,565)
Equity contracts	Payables, Net assets – Unrealized depreciation	(1,100,423)*

Total		$(1,948,988)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$412,371	$412,371
Equity contracts	(14,446,095)	—	(14,446,095)

Total	$(14,446,095)	$412,371	$(14,033,724)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(607,857)	$(607,857)
Equity contracts	(3,110,868)	—	(3,110,868)

Total	$(3,110,868)	$(607,857)	$(3,718,725)

^ This Portfolio held forward foreign currency contracts for hedging and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $221,685,000 and futures contracts with an average notional balance of approximately $91,191,000 during the six months ended June 30, 2022.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2022:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Deutsche Bank AG	$110,184	$(110,184)	$—	$—
HSBC Bank plc	123,277	(123,277)	—	—

Total	$233,461	$(233,461)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Deutsche Bank AG	$554,249	$(110,184)	$—	$444,065
HSBC Bank plc	294,316	(123,277)	—	171,039

Total	$848,565	$(233,461)	$—	$615,104

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$96,831,693
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$89,500,986

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$132,276,354
Aggregate gross unrealized depreciation	(146,379,728)

Net unrealized depreciation	$(14,103,374)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$865,778,694

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $833,286,742)	$833,449,082
Repurchase Agreements (Cost $19,941,765)	19,941,765
Cash	25,304,086
Foreign cash (Cost $85,579,523)	79,564,030
Cash held as collateral at broker for futures	7,512,280
Receivable for securities sold	14,487,972
Dividends, interest and other receivables	4,049,019
Unrealized appreciation on forward foreign currency contracts	233,461
Receivable for Portfolio shares sold	51,793
Securities lending income receivable	8,102
Other assets	10,427

Total assets	984,612,017

LIABILITIES
Payable for return of collateral on securities loaned	22,941,765
Payable for securities purchased	16,384,728
Due to broker for futures variation margin	1,855,896
Unrealized depreciation on forward foreign currency contracts	848,565
Investment management fees payable	473,794
Payable for Portfolio shares redeemed	281,869
Distribution fees payable – Class IB	110,750
Administrative fees payable	97,805
Accrued India taxes	93,891
Distribution fees payable – Class IA	3,632
Trustees’ fees payable	2,298
Accrued expenses	84,408

Total liabilities	43,179,401

NET ASSETS	$941,432,616

Net assets were comprised of:
Paid in capital	$976,464,429
Total distributable earnings (loss)	(35,031,813)

Net assets	$941,432,616

Class IA
Net asset value, offering and redemption price per share, $16,921,871 / 1,513,973 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.18

Class IB
Net asset value, offering and redemption price per share, $514,542,734 / 46,023,352 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.18

Class K
Net asset value, offering and redemption price per share, $409,968,011 / 36,502,437 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.23

(x)	Includes value of securities on loan of $26,145,342.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,976,821 foreign withholding tax)	$19,445,588
Securities lending (net)	71,956

Total income	19,517,544

EXPENSES
Investment management fees	3,062,662
Distribution fees – Class IB	736,786
Administrative fees	618,721
Interest expense	420,235
Custodian fees	146,585
Professional fees	45,549
Distribution fees – Class IA	23,902
Printing and mailing expenses	23,815
Trustees’ fees	15,969
Miscellaneous	43,480

Total expenses	5,137,704

NET INVESTMENT INCOME (LOSS)	14,379,840

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of India tax of $69,462 on realized gain on investments)	11,199,210
Futures contracts	(14,446,095)
Forward foreign currency contracts	412,371
Foreign currency transactions	(1,676,435)

Net realized gain (loss)	(4,510,949)

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $(87,739) on unrealized depreciation on investments)	(221,340,009)
Futures contracts	(3,110,868)
Forward foreign currency contracts	(607,857)
Foreign currency translations	(6,647,824)

Net change in unrealized appreciation (depreciation)	(231,706,558)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(236,217,507)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(221,837,667)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$14,379,840	$20,985,984
Net realized gain (loss)	(4,510,949)	60,103,006
Net change in unrealized appreciation (depreciation)	(231,706,558)	36,297,630

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(221,837,667)	117,386,620

Distributions to shareholders:
Class IA	—	(1,613,930)
Class IB	—	(50,238,534)
Class K	—	(36,561,579)

Total distributions to shareholders	—	(88,414,043)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 138,613 and 158,139 shares, respectively ]	1,823,660	2,325,803
Capital shares issued in reinvestment of dividends and distributions [ 0 and 118,178 shares, respectively ]	—	1,613,930
Capital shares repurchased [ (154,946) and (199,614) shares, respectively ]	(2,046,963)	(2,913,627)

Total Class IA transactions	(223,303)	1,026,106

Class IB
Capital shares sold [ 799,132 and 1,314,617 shares, respectively ]	10,218,936	19,431,944
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,677,181 shares, respectively ]	—	50,238,534
Capital shares repurchased [ (2,303,117) and (5,305,307) shares, respectively ]	(29,281,540)	(78,268,750)

Total Class IB transactions	(19,062,604)	(8,598,272)

Class K
Capital shares sold [ 4,957,503 and 58,767 shares, respectively ]	58,319,067	868,587
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,667,537 shares, respectively ]	—	36,561,579
Capital shares repurchased [ (1,946,072) and (3,713,822) shares, respectively ]	(24,717,215)	(55,006,145)

Total Class K transactions	33,601,852	(17,575,979)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	14,315,945	(25,148,145)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(207,521,722)	3,824,432
NET ASSETS:
Beginning of period	1,148,954,338	1,145,129,906

End of period	$941,432,616	$1,148,954,338

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IA			2021		2020		2019		2018	2017
Net asset value, beginning of period	$13.90		$13.65		$13.43		$11.44		$13.98	$11.54

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17	(2)	0.25	(cc)	0.11	(aa)	0.30	(1)	0.23	0.21
Net realized and unrealized gain (loss)	(2.89)		1.13		0.43		2.28		(2.53)	2.49

Total from investment operations	(2.72)		1.38		0.54		2.58		(2.30)	2.70

Less distributions:
Dividends from net investment income	—		(0.32)		(0.17)		(0.30)		(0.24)	(0.26)
Distributions from net realized gains	—		(0.81)		(0.15)		(0.29)		—	—

Total dividends and distributions	—		(1.13)		(0.32)		(0.59)		(0.24)	(0.26)

Net asset value, end of period	$11.18		$13.90		$13.65		$13.43		$11.44	$13.98

Total return (b)	(19.57)%		10.35%		4.21%		22.66%		(16.53)%	23.41%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$16,922		$21,265		$19,841		$20,054		$17,659	$22,439
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10	%(g)	1.08	%(g)	1.06	%(g)	1.03%		1.01%	1.05%
Before waivers (a)(f)	1.10	%(g)	1.08	%(g)	1.06	%(g)	1.03%		1.02%	1.05%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.69	%(ff)	1.67	%(dd)	0.96	%(bb)	2.36	%(ee)	1.72%	1.57%
Before waivers (a)(f)	2.69	%(ff)	1.67	%(dd)	0.96	%(bb)	2.36	%(ee)	1.70%	1.57%
Portfolio turnover rate^	10	%(z)	14%		20%		16%		42%*	4%

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021		2020		2019		2018	2017
Net asset value, beginning of period	$13.90		$13.65		$13.43		$11.45		$13.98	$11.54

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17	(2)	0.25	(cc)	0.11	(aa)	0.30	(1)	0.23	0.21
Net realized and unrealized gain (loss)	(2.89)		1.13		0.43		2.27		(2.52)	2.49

Total from investment operations	(2.72)		1.38		0.54		2.57		(2.29)	2.70

Less distributions:
Dividends from net investment income	—		(0.32)		(0.17)		(0.30)		(0.24)	(0.26)
Distributions from net realized gains	—		(0.81)		(0.15)		(0.29)		—	—

Total dividends and distributions	—		(1.13)		(0.32)		(0.59)		(0.24)	(0.26)

Net asset value, end of period	$11.18		$13.90		$13.65		$13.43		$11.45	$13.98

Total return (b)	(19.57)%		10.35%		4.20%		22.56%		(16.46)%	23.41%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$514,543		$660,619		$653,179		$667,985		$593,864	$768,470
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10	%(g)	1.08	%(g)	1.06	%(g)	1.03%		1.01%	1.04%
Before waivers (a)(f)	1.10	%(g)	1.08	%(g)	1.06	%(g)	1.03%		1.02%	1.04%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.69	%(ff)	1.67	%(dd)	0.96	%(bb)	2.38	%(ee)	1.72%	1.59%
Before waivers (a)(f)	2.69	%(ff)	1.67	%(dd)	0.96	%(bb)	2.38	%(ee)	1.70%	1.59%
Portfolio turnover rate^	10	%(z)	14%		20%		16%		42%*	4%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021		2020		2019		2018	2017
Net asset value, beginning of period	$13.95		$13.69		$13.47		$11.47		$14.01	$11.57

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18	(2)	0.28	(cc)	0.14	(aa)	0.33	(1)	0.27	0.24
Net realized and unrealized gain (loss)	(2.90)		1.15		0.42		2.30		(2.54)	2.49

Total from investment operations	(2.72)		1.43		0.56		2.63		(2.27)	2.73

Less distributions:
Dividends from net investment income	—		(0.36)		(0.19)		(0.34)		(0.27)	(0.29)
Distributions from net realized gains	—		(0.81)		(0.15)		(0.29)		—	—

Total dividends and distributions	—		(1.17)		(0.34)		(0.63)		(0.27)	(0.29)

Net asset value, end of period	$11.23		$13.95		$13.69		$13.47		$11.47	$14.01

Total return (b)	(19.50)%		10.65%		4.41%		22.98%		(16.26)%	23.64%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$409,968		$467,070		$472,110		$379,225		$202,659	$242,342
Ratio of expenses to average net assets:
After waivers (a)(f)	0.85	%(g)	0.83	%(g)	0.81	%(g)	0.78%		0.76%	0.79%
Before waivers (a)(f)	0.85	%(g)	0.83	%(g)	0.81	%(g)	0.78%		0.77%	0.79%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.93	%(ff)	1.92	%(dd)	1.23	%(bb)	2.58	%(ee)	1.96%	1.84%
Before waivers (a)(f)	2.93	%(ff)	1.92	%(dd)	1.23	%(bb)	2.58	%(ee)	1.95%	1.84%
Portfolio turnover rate^	10	%(z)	14%		20%		16%		42%*	4%
*

The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser. Excluding such transactions, the portfolio turnover rate would have been 22%.

^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.27, $0.27 and $0.30 for Class IA, IB and Class K, respectively.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.14, $0.14 and $0.16 for Class IA, Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)

For the six months ended June 30, 2022, includes Interest Expense of 0.08%, respectively for each class. Includes Interest Expense of 0.06% and 0.03% for the years ended December 31, 2021 and 2020, respectively for each class.

(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been $0.09, $0.09 and $0.12 for class IA, IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.15% lower.
(cc)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.18, $0.18 and $0.21 for Class IA, Class IB and Class K, respectively.
(dd)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.47% lower.
(ee)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.24% lower.
(ff)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.39% lower.

See Notes to Financial Statements.

EQ/INVESCO COMSTOCK PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Financials	19.9%
Health Care	19.3
Industrials	11.9
Energy	11.1
Information Technology	11.0
Consumer Staples	7.5
Consumer Discretionary	5.5
Materials	3.9
Communication Services	3.4
Investment Company	2.5
Real Estate	0.7
Utilities	0.4
Cash and Other	2.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IA
Actual	$1,000.00	$923.20	$4.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class IB
Actual	1,000.00	923.30	4.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class K
Actual	1,000.00	924.90	3.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.00%, 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.4%)
Interactive Media & Services (0.8%)
Meta Platforms, Inc., Class A*	12,542	$2,022,397

Media (1.4%)
Comcast Corp., Class A	97,074	3,809,184

Wireless Telecommunication Services (1.2%)
T-Mobile US, Inc.*	22,798	3,067,243

Total Communication Services		8,898,824

Consumer Discretionary (5.5%)
Automobiles (1.5%)
General Motors Co.*	121,913	3,871,957

Hotels, Restaurants & Leisure (2.9%)
Booking Holdings, Inc.*	2,384	4,169,592
Las Vegas Sands Corp.*	108,010	3,628,056

		7,797,648

Internet & Direct Marketing Retail (0.3%)
eBay, Inc.	22,664	944,409

Textiles, Apparel & Luxury Goods (0.8%)
Ralph Lauren Corp.	23,080	2,069,122

Total Consumer Discretionary		14,683,136

Consumer Staples (7.5%)
Beverages (1.2%)
Coca-Cola Co. (The)	50,691	3,188,971

Food Products (0.7%)
Kraft Heinz Co. (The)	52,407	1,998,803

Household Products (2.8%)
Colgate-Palmolive Co.	30,930	2,478,730
Kimberly-Clark Corp.	35,835	4,843,100

		7,321,830

Tobacco (2.8%)
Philip Morris International, Inc.	74,312	7,337,567

Total Consumer Staples		19,847,171

Energy (11.1%)
Oil, Gas & Consumable Fuels (11.1%)
Chevron Corp.	44,648	6,464,137
ConocoPhillips	36,443	3,272,946
Devon Energy Corp.	49,091	2,705,405
Exxon Mobil Corp.	17,819	1,526,019
Hess Corp.	35,797	3,792,334
Marathon Oil Corp.	129,966	2,921,636
Pioneer Natural Resources Co.	14,149	3,156,359
Suncor Energy, Inc.	158,836	5,570,379

Total Energy		29,409,215

Financials (19.9%)
Banks (11.6%)
Bank of America Corp.	209,883	6,533,658
Citigroup, Inc.	88,095	4,051,489
Citizens Financial Group, Inc.	86,864	3,100,176
Fifth Third Bancorp	93,408	3,138,509
Huntington Bancshares, Inc.	222,033	2,671,057
JPMorgan Chase & Co.	23,994	2,701,964
M&T Bank Corp.	16,849	2,685,562
Wells Fargo & Co.	152,387	5,968,999

		30,851,414

Capital Markets (4.1%)
Goldman Sachs Group, Inc. (The)	12,397	3,682,157
Morgan Stanley	36,328	2,763,108
State Street Corp.	70,284	4,333,008

		10,778,273

Insurance (4.2%)
Allstate Corp. (The)	21,087	2,672,356
American International Group, Inc.	109,034	5,574,908
MetLife, Inc.	44,025	2,764,330

		11,011,594

Total Financials		52,641,281

Health Care (19.3%)
Health Care Equipment & Supplies (2.5%)
Becton Dickinson and Co.	13,225	3,260,360
Dentsply Sirona, Inc.	32,881	1,174,838
Medtronic plc	23,487	2,107,958

		6,543,156

Health Care Providers & Services (10.6%)
CVS Health Corp.	54,988	5,095,188
Elevance Health, Inc.	15,267	7,367,549
HCA Healthcare, Inc.	15,137	2,543,924
Henry Schein, Inc.*	37,346	2,865,932
Humana, Inc.	5,196	2,432,092
McKesson Corp.	17,559	5,727,921
Universal Health Services, Inc., Class B	21,164	2,131,427

		28,164,033

Pharmaceuticals (6.2%)
Bristol-Myers Squibb Co.	43,351	3,338,027
Johnson & Johnson	29,247	5,191,635
Merck & Co., Inc.	43,226	3,940,914
Sanofi (ADR)	81,456	4,075,244

		16,545,820

Total Health Care		51,253,009

Industrials (11.9%)
Aerospace & Defense (0.9%)
Textron, Inc.	38,333	2,340,996

Air Freight & Logistics (2.3%)
FedEx Corp.	26,889	6,096,005

Building Products (1.7%)
Johnson Controls International plc	96,712	4,630,571

Electrical Equipment (3.0%)
Eaton Corp. plc	32,982	4,155,402
Emerson Electric Co.	49,069	3,902,948

		8,058,350

Industrial Conglomerates (0.9%)
General Electric Co.	37,543	2,390,363

Machinery (3.1%)
Caterpillar, Inc.	22,727	4,062,679

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Westinghouse Air Brake Technologies Corp.	49,062	$4,027,009

		8,089,688

Total Industrials		31,605,973

Information Technology (11.0%)
Communications Equipment (2.8%)
Cisco Systems, Inc.	121,980	5,201,227
F5, Inc.*	14,672	2,245,403

		7,446,630

IT Services (3.2%)
Cognizant Technology Solutions Corp., Class A	66,139	4,463,721
DXC Technology Co.*	132,356	4,011,711

		8,475,432

Semiconductors & Semiconductor Equipment (3.3%)
Intel Corp.	42,452	1,588,129
NXP Semiconductors NV	27,418	4,058,686
QUALCOMM, Inc.	24,617	3,144,576

		8,791,391

Software (1.7%)
Microsoft Corp.	16,910	4,342,995

Total Information Technology		29,056,448

Materials (3.9%)
Chemicals (2.2%)
CF Industries Holdings, Inc.	42,446	3,638,896
Corteva, Inc.	38,159	2,065,928

		5,704,824

Containers & Packaging (1.7%)
International Paper Co.	108,241	4,527,721

Total Materials		10,232,545

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
Host Hotels & Resorts, Inc. (REIT)	117,602	1,843,999

Total Real Estate		1,843,999

Utilities (0.4%)
Electric Utilities (0.4%)
Exelon Corp.	21,566	977,371

Total Utilities		977,371

Total Common Stocks (94.6%) (Cost $184,857,482)		250,448,972

SHORT-TERM INVESTMENT:
Investment Company (2.5%)
JPMorgan Prime Money Market Fund, IM Shares	6,648,011	6,649,340

Total Short-Term Investment (2.5%) (Cost $6,649,640)		6,649,340

Total Investments in Securities (97.1%) (Cost $191,507,122)		257,098,312
Other Assets Less Liabilities (2.9%)		7,773,110

Net Assets (100%)		$264,871,422

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt
CAD	— Canadian Dollar
EUR	— European Currency Unit
USD	— United States Dollar

Forward Foreign Currency Contracts outstanding as of June 30, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	790,508	USD	609,981	Deutsche Bank AG	7/22/2022	4,151
CAD	427,873	USD	330,102	Royal Bank of Canada	7/22/2022	2,305
EUR	51,419	USD	53,820	Deutsche Bank AG	7/22/2022	126
USD	3,248,756	CAD	4,181,015	Royal Bank of Canada	7/22/2022	593
USD	145,760	EUR	137,473	Royal Bank of Canada	7/22/2022	1,532

Total unrealized appreciation						8,707

USD	210,776	CAD	271,410	CIBC World Markets, Inc.	7/22/2022	(78)
USD	290,335	CAD	375,165	Royal Bank of Canada	7/22/2022	(1,125)
USD	2,053,588	EUR	1,966,193	Royal Bank of Canada	7/22/2022	(9,219)

Total unrealized depreciation						(10,422)

Net unrealized depreciation						(1,715)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$8,898,824	$—	$—	$8,898,824
Consumer Discretionary	14,683,136	—	—	14,683,136
Consumer Staples	19,847,171	—	—	19,847,171
Energy	29,409,215	—	—	29,409,215
Financials	52,641,281	—	—	52,641,281
Health Care	51,253,009	—	—	51,253,009
Industrials	31,605,973	—	—	31,605,973
Information Technology	29,056,448	—	—	29,056,448
Materials	10,232,545	—	—	10,232,545
Real Estate	1,843,999	—	—	1,843,999
Utilities	977,371	—	—	977,371
Forward Currency Contracts	—	8,707	—	8,707
Short-Term Investment
Investment Company	6,649,340	—	—	6,649,340

Total Assets	$257,098,312	$8,707	$—	$257,107,019

Liabilities:
Forward Currency Contracts	$—	(10,422)	—	(10,422)

Total Liabilities	$—	$(10,422)	$—	$(10,422)

Total	$257,098,312	$(1,715)	$—	$257,096,597

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$8,707

Total		$8,707

	Liability Derivatives
Foreign exchange contracts	Payables	$(10,422)

Total		$(10,422)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$196,599	$196,599

Total	$196,599	$196,599

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$45,835	$45,835

Total	$45,835	$45,835

^ This Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $6,424,000 during the six months ended June 30, 2022.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2022:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Deutsche Bank AG	$4,277	$—	$—	$4,277
Royal Bank of Canada	4,430	(4,430)	—	—

Total	$8,707	$(4,430)	$—	$4,277

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
CIBC World Markets, Inc.	$78	$—	$—	$78
Royal Bank of Canada	10,344	(4,430)	—	5,914

Total	$10,422	$(4,430)	$—	$5,992

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$46,188,926
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$56,554,866

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$72,226,154
Aggregate gross unrealized depreciation	(7,683,212)

Net unrealized appreciation	$64,542,942

Federal income tax cost of investments in securities and derivative instruments, if applicable	$192,553,655

For the six months ended June 30, 2022, the Portfolio incurred approximately $207 as brokerage commissions with Invesco Capital Markets, Inc., an affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $191,507,122)	$257,098,312
Cash	6,559,823
Foreign cash (Cost $437)	417
Receivable for securities sold	1,051,274
Dividends, interest and other receivables	592,280
Receivable for Portfolio shares sold	126,523
Unrealized appreciation on forward foreign currency contracts	8,707
Other assets	3,206

Total assets	265,440,542

LIABILITIES
Payable for Portfolio shares redeemed	152,881
Investment management fees payable	138,792
Payable for securities purchased	102,845
Distribution fees payable – Class IB	36,510
Administrative fees payable	21,070
Distribution fees payable – Class IA	14,157
Unrealized depreciation on forward foreign currency contracts	10,422
Accrued expenses	92,443

Total liabilities	569,120

NET ASSETS	$264,871,422

Net assets were comprised of:
Paid in capital	$178,056,750
Total distributable earnings (loss)	86,814,672

Net assets	$264,871,422

Class IA
Net asset value, offering and redemption price per share, $65,882,855 / 3,261,483 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.20

Class IB
Net asset value, offering and redemption price per share, $169,398,340 / 8,378,540 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.22

Class K
Net asset value, offering and redemption price per share, $29,590,227 / 1,465,845 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.19

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (net of $44,447 foreign withholding tax)	$3,538,351
Interest	6,500

Total income	3,544,851

EXPENSES
Investment management fees	943,246
Distribution fees – Class IB	232,310
Administrative fees	132,806
Distribution fees – Class IA	89,346
Professional fees	26,987
Custodian fees	17,406
Printing and mailing expenses	12,599
Trustees’ fees	4,391
Miscellaneous	2,638

Gross expenses	1,461,729
Less: Waiver from investment manager	(52,206)

Net expenses	1,409,523

NET INVESTMENT INCOME (LOSS)	2,135,328

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	17,814,406
Forward foreign currency contracts	196,599
Foreign currency transactions	171

Net realized gain (loss)	18,011,176

Change in unrealized appreciation (depreciation) on:
Investments in securities	(42,130,215)
Forward foreign currency contracts	45,835
Foreign currency translations	(150)

Net change in unrealized appreciation (depreciation)	(42,084,530)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(24,073,354)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(21,938,026)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,135,328	$3,541,846
Net realized gain (loss)	18,011,176	18,520,168
Net change in unrealized appreciation (depreciation)	(42,084,530)	53,001,233

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(21,938,026)	75,063,247

Distributions to shareholders:
Class IA	—	(3,476,494)
Class IB	—	(9,401,308)
Class K	—	(1,759,077)

Total distributions to shareholders	—	(14,636,879)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 377,123 and 400,703 shares, respectively ]	8,370,963	8,440,743
Capital shares issued in reinvestment of dividends and distributions [ 0 and 163,295 shares, respectively ]	—	3,476,494
Capital shares repurchased [ (293,767) and (499,449) shares, respectively ]	(6,475,832)	(10,360,163)

Total Class IA transactions	1,895,131	1,557,074

Class IB
Capital shares sold [ 411,994 and 622,685 shares, respectively ]	9,126,039	13,210,616
Capital shares issued in reinvestment of dividends and distributions [ 0 and 441,200 shares, respectively ]	—	9,401,308
Capital shares repurchased [ (668,870) and (1,098,142) shares, respectively ]	(14,803,349)	(22,817,507)

Total Class IB transactions	(5,677,310)	(205,583)

Class K
Capital shares sold [ 105,786 and 213,769 shares, respectively ]	2,381,269	4,612,234
Capital shares issued in reinvestment of dividends and distributions [ 0 and 82,794 shares, respectively ]	—	1,759,077
Capital shares repurchased [ (195,371) and (463,081) shares, respectively ]	(4,357,994)	(9,748,427)

Total Class K transactions	(1,976,725)	(3,377,116)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(5,758,904)	(2,025,625)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(27,696,930)	58,400,743
NET ASSETS:
Beginning of period	292,568,352	234,167,609

End of period	$264,871,422	$292,568,352

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IA			2021	2020	2019	2018	2017
Net asset value, beginning of period	$21.88		$17.33	$17.88	$15.24	$18.53	$15.82

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16		0.27	0.28	0.32	0.27	0.21
Net realized and unrealized gain (loss)	(1.84)		5.43	(0.44)	3.45	(2.51)	2.64

Total from investment operations	(1.68)		5.70	(0.16)	3.77	(2.24)	2.85

Less distributions:
Dividends from net investment income	—		(0.25)	(0.31)	(0.35)	(0.28)	(0.14)
Distributions from net realized gains	—		(0.90)	(0.08)	(0.78)	(0.77)	—

Total dividends and distributions	—		(1.15)	(0.39)	(1.13)	(1.05)	(0.14)

Net asset value, end of period	$20.20		$21.88	$17.33	$17.88	$15.24	$18.53

Total return (b)	(7.68)%		33.06%	(0.77)%	24.94%	(12.40)%	18.01	%(cc)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$65,883		$69,526	$53,972	$58,726	$47,930	$46,356
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%		1.00%	1.00%	1.00%	1.00%	1.00%
Before waivers (a)(f)	1.04%		1.04%	1.06%	1.06%	1.04%	1.06%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.45%		1.27%	1.83%	1.87%	1.43%	1.27%
Before waivers (a)(f)	1.41%		1.23%	1.77%	1.81%	1.39%	1.21%
Portfolio turnover rate^	17	%(z)	17%	37%	24%	18%	14%

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021	2020	2019	2018	2017
Net asset value, beginning of period	$21.90		$17.35	$17.90	$15.25	$18.54	$15.83

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16		0.27	0.28	0.32	0.26	0.21
Net realized and unrealized gain (loss)	(1.84)		5.43	(0.44)	3.46	(2.50)	2.64

Total from investment operations	(1.68)		5.70	(0.16)	3.78	(2.24)	2.85

Less distributions:
Dividends from net investment income	—		(0.25)	(0.31)	(0.35)	(0.28)	(0.14)
Distributions from net realized gains	—		(0.90)	(0.08)	(0.78)	(0.77)	—

Total dividends and distributions	—		(1.15)	(0.39)	(1.13)	(1.05)	(0.14)

Net asset value, end of period	$20.22		$21.90	$17.35	$17.90	$15.25	$18.54

Total return (b)	(7.67)%		33.02%	(0.77)%	25.00%	(12.39)%	18.00	%(cc)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$169,398		$189,080	$150,411	$157,298	$133,585	$159,018
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%		1.00%	1.00%	1.00%	1.00%	1.00%
Before waivers (a)(f)	1.04%		1.04%	1.06%	1.06%	1.05%	1.06%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.44%		1.27%	1.83%	1.87%	1.42%	1.27%
Before waivers (a)(f)	1.41%		1.23%	1.77%	1.81%	1.38%	1.21%
Portfolio turnover rate^	17	%(z)	17%	37%	24%	18%	14%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021	2020	2019	2018	2017
Net asset value, beginning of period	$21.83		$17.30	$17.84	$15.20	$18.49	$15.78

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18		0.32	0.31	0.36	0.31	0.25
Net realized and unrealized gain (loss)	(1.82)		5.40	(0.42)	3.45	(2.50)	2.64

Total from investment operations	(1.64)		5.72	(0.11)	3.81	(2.19)	2.89

Less distributions:
Dividends from net investment income	—		(0.29)	(0.35)	(0.39)	(0.33)	(0.18)
Distributions from net realized gains	—		(0.90)	(0.08)	(0.78)	(0.77)	—

Total dividends and distributions	—		(1.19)	(0.43)	(1.17)	(1.10)	(0.18)

Net asset value, end of period	$20.19		$21.83	$17.30	$17.84	$15.20	$18.49

Total return (b)	(7.51)%		33.28%	(0.50)%	25.30%	(12.19)%	18.33	%(cc)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$29,590		$33,962	$29,784	$28,167	$25,056	$29,789
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75%		0.75%	0.75%	0.75%	0.75%	0.75%
Before waivers (a)(f)	0.79%		0.79%	0.81%	0.81%	0.80%	0.81%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.68%		1.51%	2.09%	2.12%	1.67%	1.52%
Before waivers (a)(f)	1.65%		1.47%	2.03%	2.06%	1.63%	1.46%
Portfolio turnover rate^	17	%(z)	17%	37%	24%	18%	14%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(cc)	Includes a litigation payment. Without this payment, the total return would have been 17.57% for Class IA, 17.55% for Class IB and 17.88% for Class K.

See Notes to Financial Statements.

EQ/INVESCO GLOBAL PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	Market Value	% of Net Assets
Information Technology	$101,232,880	30.8%
Consumer Discretionary	53,525,941	16.3
Communication Services	52,761,917	16.0
Industrials	45,352,133	13.8
Health Care	38,864,006	11.8
Financials	23,392,354	7.1
Real Estate	10,120,955	3.1
Materials	530,779	0.2
Consumer Staples	496,377	0.1
Cash and Other	2,687,430	0.8

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IA
Actual	$1,000.00	$681.30	$4.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76
Class IB
Actual	1,000.00	681.20	4.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76

* Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratio of 1.15% and 1.15%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Brazil (0.2%)
StoneCo Ltd., Class A*	72,105	$555,209

China (6.0%)
JD.com, Inc. (ADR)	257,426	16,531,898
Meituan, Class B (m)*	94,900	2,398,112
Tencent Holdings Ltd.	14,600	663,037

		19,593,047

Denmark (3.0%)
Ambu A/S, Class B	44,517	435,074
Novo Nordisk A/S, Class B	86,304	9,578,999

		10,014,073

France (12.6%)
Airbus SE	123,238	12,100,468
Dassault Systemes SE	34,112	1,263,962
Kering SA	18,520	9,622,225
LVMH Moet Hennessy Louis Vuitton SE	29,639	18,291,210

		41,277,865

Germany (1.8%)
SAP SE	64,103	5,839,954

India (4.8%)
DLF Ltd.	2,550,389	10,120,955
ICICI Bank Ltd. (ADR)	323,725	5,742,881

		15,863,836

Italy (0.4%)
Brunello Cucinelli SpA	29,577	1,340,560

Japan (8.8%)
FANUC Corp.	4,982	780,893
Keyence Corp.	24,956	8,540,681
Murata Manufacturing Co. Ltd.	165,651	8,971,740
Nidec Corp.	72,928	4,509,403
Omron Corp.	37,300	1,896,827
TDK Corp.	140,900	4,357,519

		29,057,063

Netherlands (0.9%)
ASML Holding NV	6,217	3,000,498

Sweden (3.3%)
Assa Abloy AB, Class B	244,907	5,240,996
Atlas Copco AB, Class A	611,951	5,726,322

		10,967,318

Switzerland (0.8%)
Lonza Group AG (Registered)	4,049	2,159,024
Zur Rose Group AG*	6,613	496,377

		2,655,401

United Kingdom (0.3%)
Farfetch Ltd., Class A*	140,495	1,005,944

United States (56.3%)
Adobe, Inc.*	33,859	12,394,426
Agilent Technologies, Inc.	42,862	5,090,720
Alphabet, Inc., Class A*	17,499	38,134,871
Amazon.com, Inc.*	28,074	2,981,740
Analog Devices, Inc.	100,407	14,668,459
Avantor, Inc.*	200,823	6,245,595

Boston Scientific Corp.*	39,387	1,467,953
Charles River Laboratories International, Inc.*	7,212	1,543,152
Charter Communications, Inc., Class A*	1,504	704,669
Danaher Corp.	6,121	1,551,796
Datadog, Inc., Class A*	8,226	783,444
Dun & Bradstreet Holdings, Inc.*	38,374	576,761
Ecolab, Inc.	3,452	530,779
Equifax, Inc.	37,300	6,817,694
Fidelity National Information Services, Inc.	20,148	1,846,967
IDEXX Laboratories, Inc.*	2,441	856,132
Illumina, Inc.*	10,558	1,946,473
Intuit, Inc.	46,603	17,962,660
Intuitive Surgical, Inc.*	8,483	1,702,623
IQVIA Holdings, Inc.*	14,649	3,178,686
Lam Research Corp.	784	334,102
Marriott International, Inc., Class A	9,957	1,354,252
Marvell Technology, Inc.	92,467	4,025,088
Meta Platforms, Inc., Class A*	78,439	12,648,289
Microsoft Corp.	18,714	4,806,317
NVIDIA Corp.	9,760	1,479,518
Omnicell, Inc.*	13,039	1,483,186
Phathom Pharmaceuticals, Inc.*	42,978	362,734
Qualtrics International, Inc., Class A*	74,572	932,896
S&P Global, Inc.	52,363	17,649,473
Splunk, Inc.*	20,061	1,774,596
United Parcel Service, Inc., Class B	52,589	9,599,596
Veracyte, Inc.*	63,410	1,261,859
Visa, Inc., Class A	29,448	5,798,017
Walt Disney Co. (The)*	6,473	611,051

		185,106,574

Total Investments in Securities (99.2%) (Cost $220,473,817)		326,277,342
Other Assets Less Liabilities (0.8%)		2,687,430

Net Assets (100%)		$328,964,772

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2022, the market value of these securities amounted to $2,398,112 or 0.7% of net assets.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Brazil	$555,209	$—	$—	$555,209
China	16,531,898	3,061,149	—	19,593,047
Denmark	—	10,014,073	—	10,014,073
France	—	41,277,865	—	41,277,865
Germany	—	5,839,954	—	5,839,954
India	5,742,881	10,120,955	—	15,863,836
Italy	—	1,340,560	—	1,340,560
Japan	—	29,057,063	—	29,057,063
Netherlands	—	3,000,498	—	3,000,498
Sweden	—	10,967,318	—	10,967,318
Switzerland	—	2,655,401	—	2,655,401
United Kingdom	1,005,944	—	—	1,005,944
United States	185,106,574	—	—	185,106,574

Total Assets	$208,942,506	$117,334,836	$—	$326,277,342

Total Liabilities	$—	$—	$—	$—

Total	$208,942,506	$117,334,836	$—	$326,277,342

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$43,765,124
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$38,341,133

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$126,619,428
Aggregate gross unrealized depreciation	(21,085,833)

Net unrealized appreciation	$105,533,595

Federal income tax cost of investments in securities and derivative instruments, if applicable	$220,743,747

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $220,473,817)	$326,277,342
Cash	3,298,961
Foreign cash (Cost $49,702)	48,705
Dividends, interest and other receivables	349,173
Receivable for Portfolio shares sold	18,190
Other assets	3,881

Total assets	329,996,252

LIABILITIES
Payable for Portfolio shares redeemed	415,150
Accrued India taxes	294,120
Investment management fees payable	208,168
Distribution fees payable – Class IB	58,414
Administrative fees payable	25,849
Distribution fees payable – Class IA	11,575
Accrued expenses	18,204

Total liabilities	1,031,480

NET ASSETS	$328,964,772

Net assets were comprised of:
Paid in capital	$212,856,433
Total distributable earnings (loss)	116,108,339

Net assets	$328,964,772

Class IA
Net asset value, offering and redemption price per share, $53,687,450 / 2,588,722 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.74

Class IB
Net asset value, offering and redemption price per share, $275,277,322 / 13,278,304 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.73

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (net of $185,847 foreign withholding tax)	$1,987,451
Income from non-cash dividends	120,826
Interest	3,046

Total income	2,111,323

EXPENSES
Investment management fees	1,635,077
Distribution fees – Class IB	398,778
Administrative fees	175,962
Distribution fees – Class IA	82,125
Professional fees	35,337
Custodian fees	28,662
Printing and mailing expenses	14,171
Trustees’ fees	6,217
Miscellaneous	8,986

Gross expenses	2,385,315
Less: Waiver from investment manager	(177,880)

Net expenses	2,207,435

NET INVESTMENT INCOME (LOSS)	(96,112)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	7,842,488
Foreign currency transactions	(38,945)

Net realized gain (loss)	7,803,543

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $(232,420) on unrealized depreciation on investments)	(160,729,581)
Foreign currency translations	(26,288)

Net change in unrealized appreciation (depreciation)	(160,755,869)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(152,952,326)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(153,048,438)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(96,112)	$(2,807,939)
Net realized gain (loss)	7,803,543	20,043,284
Net change in unrealized appreciation (depreciation)	(160,755,869)	45,541,121

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(153,048,438)	62,776,466

Distributions to shareholders:
Class IA	—	(2,894,068)
Class IB	—	(13,371,501)

Total distributions to shareholders	—	(16,265,569)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 62,264 and 142,690 shares, respectively ]	1,541,503	4,283,531
Capital shares issued in reinvestment of dividends and distributions [ 0 and 94,793 shares, respectively ]	—	2,894,068
Capital shares repurchased [ (234,927) and (434,837) shares, respectively ]	(5,670,575)	(13,041,621)

Total Class IA transactions	(4,129,072)	(5,864,022)

Class IB
Capital shares sold [ 762,623 and 1,023,670 shares, respectively ]	18,653,867	30,601,358
Capital shares issued in reinvestment of dividends and distributions [ 0 and 438,125 shares, respectively ]	—	13,371,501
Capital shares repurchased [ (418,971) and (807,331) shares, respectively ]	(10,155,895)	(24,165,078)

Total Class IB transactions	8,497,972	19,807,781

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,368,900	13,943,759

TOTAL INCREASE (DECREASE) IN NET ASSETS	(148,679,538)	60,454,656
NET ASSETS:
Beginning of period	477,644,310	417,189,654

End of period	$328,964,772	$477,644,310

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IA			2021		2020	2019	2018	2017
Net asset value, beginning of period	$30.44		$27.38		$21.56	$16.50	$19.72	$14.61

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01	)(1)(cc)	(0.18	)(aa)	(0.08)	0.07	0.11	0.05
Net realized and unrealized gain (loss)	(9.69)		4.31		5.90	5.06	(2.74)	5.16

Total from investment operations	(9.70)		4.13		5.82	5.13	(2.63)	5.21

Less distributions:
Dividends from net investment income	—		—		— #	(0.07)	(0.07)	(0.10)
Distributions from net realized gains	—		(1.07)		—	—	(0.52)	—

Total dividends and distributions	—		(1.07)		— #	(0.07)	(0.59)	(0.10)

Net asset value, end of period	$20.74		$30.44		$27.38	$21.56	$16.50	$19.72

Total return (b)	(31.87)%		15.09%		27.00%	31.09%	(13.45)%	35.67%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$53,687		$84,057		$81,023	$72,102	$61,264	$78,260
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15%		1.15%		1.15%	1.15%	1.19%	1.20%
Before waivers (a)(f)	1.24%		1.24%		1.25%	1.25%	1.33%	1.37%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.06	)%(dd)(ee)	(0.62	)%(bb)	(0.39)%	0.36%	0.55%	0.27%
Before waivers (a)(f)	(0.15	)%(dd)(ee)	(0.70	)%(bb)	(0.49)%	0.26%	0.40%	0.09%
Portfolio turnover rate^	10	%(z)	15%		15%	20%	18%	13%

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021		2020	2019	2018	2017
Net asset value, beginning of period	$30.43		$27.37		$21.55	$16.49	$19.71	$14.61

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01	)(1)(cc)	(0.19	)(aa)	(0.09)	0.07	0.10	0.05
Net realized and unrealized gain (loss)	(9.69)		4.32		5.91	5.06	(2.73)	5.15

Total from investment operations	(9.70)		4.13		5.82	5.13	(2.63)	5.20

Less distributions:
Dividends from net investment income	—		—		— #	(0.07)	(0.07)	(0.10)
Distributions from net realized gains	—		(1.07)		—	—	(0.52)	—

Total dividends and distributions	—		(1.07)		— #	(0.07)	(0.59)	(0.10)

Net asset value, end of period	$20.73		$30.43		$27.37	$21.55	$16.49	$19.71

Total return (b)	(31.88)%		15.10%		27.01%	31.11%	(13.46)%	35.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$275,277		$393,587		$336,166	$265,641	$190,308	$198,822
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15%		1.15%		1.15%	1.15%	1.19%	1.20%
Before waivers (a)(f)	1.24%		1.24%		1.25%	1.25%	1.33%	1.37%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.05	)%(dd)(ee)	(0.62	)%(bb)	(0.39)%	0.34%	0.50%	0.26%
Before waivers (a)(f)	(0.14	)%(dd)(ee)	(0.70	)%(bb)	(0.50)%	0.24%	0.36%	0.09%
Portfolio turnover rate^	10	%(z)	15%		15%	20%	18%	13%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.07) and $(0.07) for Class IA and Class IB, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $(0.20)and $(0.20) for Class IA and Class IB respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.04% lower.
(cc)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $(0.01)and $(0.01) for Class IA and Class IB respectively.
(dd)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.06% lower.
(ee)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.55% lower.

See Notes to Financial Statements.

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	Market Value	% of Net Assets
Real Estate	$108,152,055	51.8%
Energy	34,015,828	16.3
Materials	22,159,480	10.6
Utilities	18,367,827	8.8
Industrials	13,343,405	6.4
Communication Services	5,525,179	2.7
Consumer Staples	4,237,220	2.0
Financials	0	0
Cash and Other	2,865,288	1.4

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$906.70	$5.37
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.16	5.69

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.14%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (4.7%)
Alumina Ltd.	2,751,487	$2,810,684
Goodman Group (REIT)	198,403	2,440,681
Rio Tinto plc	25,728	1,538,407
Transurban Group	300,740	2,986,606

		9,776,378

Canada (13.2%)
Agnico Eagle Mines Ltd.	69,364	3,175,052
Cameco Corp.	123,334	2,592,773
Canadian Apartment Properties REIT (REIT)	57,200	1,991,690
Canfor Corp.*	81,763	1,426,025
Enbridge, Inc.	177,693	7,504,189
Interfor Corp.*	69,714	1,404,895
Keyera Corp.	81,352	1,858,102
Nutrien Ltd.	25,574	2,036,662
Pembina Pipeline Corp.	48,605	1,718,092
TC Energy Corp.	48,824	2,529,198
West Fraser Timber Co. Ltd.	16,643	1,277,058

		27,513,736

Chile (1.6%)
Lundin Mining Corp.	517,392	3,279,924

China (2.2%)
ENN Energy Holdings Ltd.	53,400	878,420
Wilmar International Ltd.	1,285,800	3,741,201

		4,619,621

France (4.0%)
Gecina SA (REIT)	14,714	1,384,194
Vinci SA	78,017	7,009,085

		8,393,279

Hong Kong (3.0%)
Hang Lung Properties Ltd.	1,559,000	2,958,976
Link REIT (REIT)	247,900	2,024,617
Swire Properties Ltd.	490,200	1,218,677

		6,202,270

Japan (2.8%)
GLP J-REIT (REIT)	667	815,213
Mitsui Fudosan Co. Ltd.	162,700	3,501,144
Nippon Prologis REIT, Inc. (REIT)	650	1,598,677

		5,915,034

Malta (0.0%)
BGP Holdings plc (r)*	1,697,163	—

Netherlands (0.8%)
Shell plc	60,420	1,576,689

New Zealand (0.4%)
Auckland International Airport Ltd.*	201,147	900,857

Singapore (2.3%)
Keppel DC REIT (REIT)	1,039,200	1,474,355
Mapletree Commercial Trust (REIT)	1,214,900	1,601,696
Mapletree Industrial Trust (REIT)	895,990	1,678,194

		4,754,245

Spain (4.3%)
Aena SME SA (m)*	3,841	488,502
Atlantica Sustainable Infrastructure plc	33,714	1,087,614
Cellnex Telecom SA (m)	141,830	5,525,179
Ferrovial SA	76,797	1,958,355

		9,059,650

Sweden (0.8%)
Castellum AB	130,799	1,681,999

United Kingdom (2.5%)
Derwent London plc (REIT)	44,343	1,410,989
Grainger plc	512,022	1,753,512
National Grid plc	111,285	1,426,147
Pennon Group plc	60,570	704,659

		5,295,307

United States (56.0%)
Alexandria Real Estate Equities, Inc. (REIT)	25,391	3,682,457
American Homes 4 Rent (REIT), Class A	80,937	2,868,407
American Tower Corp. (REIT)	51,942	13,275,856
American Water Works Co., Inc.	31,678	4,712,736
Archer-Daniels-Midland Co.	6,392	496,019
CenterPoint Energy, Inc.	60,920	1,802,014
Cheniere Energy, Inc.	33,648	4,476,193
Chevron Corp.	12,873	1,863,753
ConocoPhillips	6,900	619,689
Corteva, Inc.	50,679	2,743,761
Crown Castle International Corp. (REIT)	16,230	2,732,807
CubeSmart (REIT)	37,007	1,580,939
Digital Realty Trust, Inc. (REIT)	14,032	1,821,775
Duke Realty Corp. (REIT)	10,790	592,911
Edison International	21,879	1,383,628
EOG Resources, Inc.	6,139	677,991
Equinix, Inc. (REIT)	2,497	1,640,579
Equity LifeStyle Properties, Inc. (REIT)	38,619	2,721,481
Essential Properties Realty Trust, Inc. (REIT)	95,316	2,048,341
Essential Utilities, Inc.	62,906	2,884,240
Exxon Mobil Corp.	29,022	2,485,444
Healthcare Realty Trust, Inc. (REIT)	106,107	2,886,110
Healthpeak Properties, Inc. (REIT)	123,547	3,201,103
Hess Corp.	10,277	1,088,745
Invitation Homes, Inc. (REIT)	68,548	2,438,938
JBG SMITH Properties (REIT)	119,906	2,834,578
Life Storage, Inc. (REIT)	13,964	1,559,220
Mid-America Apartment Communities, Inc. (REIT)	16,774	2,929,915
Pebblebrook Hotel Trust (REIT)	52,663	872,626
PG&E Corp.*	349,536	3,488,369
Pioneer Natural Resources Co.	3,868	862,874
PotlatchDeltic Corp. (REIT)	52,218	2,307,513
Prologis, Inc. (REIT)	70,480	8,291,972
Regency Centers Corp. (REIT)	36,947	2,191,327
RLJ Lodging Trust (REIT)	215,110	2,372,663
SBA Communications Corp. (REIT)	12,862	4,116,483
Simon Property Group, Inc. (REIT)	37,327	3,543,079
Sun Communities, Inc. (REIT)	26,523	4,226,705
Targa Resources Corp.	49,723	2,966,971
UDR, Inc. (REIT)	59,276	2,729,067
Westrock Co.	61,923	2,467,012

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

Weyerhaeuser Co. (REIT)	34,740	$1,150,589
Williams Cos., Inc. (The)	38,293	1,195,125

		116,832,005

Total Investments in Securities (98.6%) (Cost $220,125,560)		205,800,994
Other Assets Less Liabilities (1.4%)		2,865,288

Net Assets (100%)		$208,666,282

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2022, the market value of these securities amounted to $6,013,681 or 2.9% of net assets.

(r)	Value determined using significant unobservable inputs.

Glossary:

REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$—	$9,776,378	$—		$9,776,378
Canada	27,513,736	—	—		27,513,736
Chile	3,279,924	—	—		3,279,924
China	—	4,619,621	—		4,619,621
France	—	8,393,279	—		8,393,279
Hong Kong	—	6,202,270	—		6,202,270
Japan	—	5,915,034	—		5,915,034
Malta	—	—	—	(b)	—	(b)
Netherlands	—	1,576,689	—		1,576,689
New Zealand	—	900,857	—		900,857
Singapore	—	4,754,245	—		4,754,245
Spain	1,087,614	7,972,036	—		9,059,650
Sweden	—	1,681,999	—		1,681,999
United Kingdom	—	5,295,307	—		5,295,307
United States	116,832,005	—	—		116,832,005

Total Assets	$148,713,279	$57,087,715	$—		$205,800,994

Total Liabilities	$—	$—	$—		$—

Total	$148,713,279	$57,087,715	$—		$205,800,994

(a)	A security with a market value of $1,601,696 transferred from Level 3 to Level 2 at the end of the period due to observable market inputs.
(b)	Value is zero.

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$95,649,939
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$100,200,380

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,542,202
Aggregate gross unrealized depreciation	(24,299,269)

Net unrealized depreciation	$(14,757,067)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$220,558,061

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $220,125,560)	$205,800,994
Cash	2,308,287
Foreign cash (Cost $224,706)	223,000
Dividends, interest and other receivables	639,183
Receivable for Portfolio shares sold	24,131
Other assets	26,999

Total assets	209,022,594

LIABILITIES
Investment management fees payable	130,936
Payable for Portfolio shares redeemed	106,683
Distribution fees payable – Class IB	44,536
Administrative fees payable	16,449
Accrued expenses	57,708

Total liabilities	356,312

NET ASSETS	$208,666,282

Net assets were comprised of:
Paid in capital	$210,459,742
Total distributable earnings (loss)	(1,793,460)

Net assets	$208,666,282

Class IB
Net asset value, offering and redemption price per share, $208,666,282 / 13,848,527 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.07

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (net of $222,802 foreign withholding tax)	$3,576,280
Interest	1,231

Total income	3,577,511

EXPENSES
Investment management fees	837,945
Distribution fees – Class IB	285,014
Administrative fees	104,341
Professional fees	30,657
Custodian fees	14,395
Printing and mailing expenses	11,707
Trustees’ fees	3,443
Miscellaneous	6,768

Total expenses	1,294,270

NET INVESTMENT INCOME (LOSS)	2,283,241

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	9,337,283
Foreign currency transactions	(24,090)

Net realized gain (loss)	9,313,193

Change in unrealized appreciation (depreciation) on:
Investments in securities	(33,116,187)
Foreign currency translations	(13,703)

Net change in unrealized appreciation (depreciation)	(33,129,890)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(23,816,697)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(21,533,456)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,283,241	$3,507,453
Net realized gain (loss)	9,313,193	30,571,967
Net change in unrealized appreciation (depreciation)	(33,129,890)	7,003,861

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(21,533,456)	41,083,281

Distributions to shareholders:
Class IB	—	(8,726,496)
CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 495,910 and 1,540,110 shares, respectively ]	8,084,897	24,043,638
Capital shares issued in reinvestment of dividends and distributions [ 0 and 546,158 shares, respectively ]	—	8,726,496
Capital shares repurchased [ (899,374) and (1,510,976) shares, respectively ]	(14,770,975)	(23,678,064)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(6,686,078)	9,092,070

TOTAL INCREASE (DECREASE) IN NET ASSETS	(28,219,534)	41,448,855
NET ASSETS:
Beginning of period	236,885,816	195,436,961

End of period	$208,666,282	$236,885,816

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,						October 22, 2018* to December 31, 2018
Class IB			2021		2020		2019
Net asset value, beginning of period	$16.62		$14.29		$16.74		$14.96		$15.23

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16	(1)	0.26		0.24		0.34		0.07
Net realized and unrealized gain (loss)	(1.71)		2.71		(2.30)		2.98		(0.25)

Total from investment operations	(1.55)		2.97		(2.06)		3.32		(0.18)

Less distributions:
Dividends from net investment income	—		(0.48)		(0.35)		(0.74)		(0.09)
Distributions from net realized gains	—		(0.16)		(0.04)		(0.80)		—

Total dividends and distributions	—		(0.64)		(0.39)		(1.54)		(0.09)

Net asset value, end of period	$15.07		$16.62		$14.29		$16.74		$14.96

Total return (b)	(9.33)%		20.99%		(12.22)%		22.53%		(1.24)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$208,666		$236,886		$195,437		$229,987		$196,349
Ratio of expenses to average net assets:
After waivers (a)(f)	1.14	%(j)	1.18	%(g)(k)	1.20	%(m)	1.21	%(n)	1.28	%(g)(o)
Before waivers (a)(f)	1.14%		1.18	%(g)	1.21%		1.21%		1.28	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.00	%(aa)	1.62%		1.70%		2.00%		2.23	%(l)
Before waivers (a)(f)	2.00	%(aa)	1.62%		1.68%		2.00%		2.23	%(l)
Portfolio turnover rate^	42	%(z)	140%		155%		58%		8	%(z)
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amount would be $0.13 for Class IB.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.14% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(g)	Includes Interest Expense of less than 0.005% for the year ended December 31, 2021 and Tax expense of 0.01% for the period ended December 31, 2018.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.21% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.28% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratio for Class IB would have been 0.35% lower.

See Notes to Financial Statements.

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	Market Value	% of Net Assets
Consumer Staples	$30,194,116	17.7%
Industrials	29,367,324	17.2
Financials	26,338,743	15.5
Information Technology	24,052,645	14.1
Health Care	20,043,998	11.8
Consumer Discretionary	18,441,723	10.8
Materials	10,925,848	6.4
Energy	3,401,621	2.0
Communication Services	2,746,375	1.6
Cash and Other	4,914,315	2.9

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$781.20	$5.08
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.15%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (1.9%)
CSL Ltd.	17,411	$3,235,110

Brazil (2.6%)
B3 SA – Brasil Bolsa Balcao	981,200	2,064,224
MercadoLibre, Inc.*	1,145	729,216
Rede D’Or Sao Luiz SA (m)	293,200	1,624,142

		4,417,582

Canada (7.4%)
Bank of Nova Scotia (The)	50,008	2,959,610
CGI, Inc.*	40,283	3,208,995
Magna International, Inc.	44,328	2,434,045
Ritchie Bros Auctioneers, Inc.	60,576	3,941,299

		12,543,949

China (10.8%)
Airtac International Group*	41,000	1,364,612
China Mengniu Dairy Co. Ltd.*	771,000	3,853,217
China Resources Beer Holdings Co. Ltd.	526,000	3,991,312
JD.com, Inc. (ADR)	38,745	2,488,204
Wuliangye Yibin Co. Ltd., Class A	92,989	2,809,508
Yum China Holdings, Inc.	81,296	3,942,856

		18,449,709

Denmark (3.3%)
Carlsberg A/S, Class B	13,829	1,764,037
Novo Nordisk A/S, Class B	34,332	3,810,556

		5,574,593

France (7.4%)
Air Liquide SA	18,163	2,454,945
Arkema SA	24,514	2,209,258
Kering SA	2,412	1,253,175
LVMH Moet Hennessy Louis Vuitton SE	3,789	2,338,318
Pernod Ricard SA	9,882	1,830,499
TotalEnergies SE	48,478	2,555,371

		12,641,566

Germany (1.3%)
Deutsche Boerse AG	12,933	2,163,100

Hong Kong (3.3%)
AIA Group Ltd.	344,200	3,780,745
Techtronic Industries Co. Ltd.	170,000	1,777,273

		5,558,018

India (2.3%)
HDFC Bank Ltd. (ADR)	70,103	3,852,861

Ireland (4.8%)
CRH plc	81,753	2,829,721
Flutter Entertainment plc*	17,181	1,726,162
ICON plc*	17,029	3,690,184

		8,246,067

Italy (1.8%)
FinecoBank Banca Fineco SpA	254,253	3,064,953

Japan (11.6%)
Asahi Group Holdings Ltd.	55,400	1,815,947
FANUC Corp.	21,100	3,307,274
Hoya Corp.	23,200	1,983,249

Keyence Corp.	2,200	752,905
Koito Manufacturing Co. Ltd.	52,200	1,658,271
Komatsu Ltd.	35,800	796,943
Olympus Corp.	189,100	3,802,947
SMC Corp.	2,400	1,070,967
Sony Group Corp.	22,900	1,871,476
TIS, Inc.	105,000	2,753,236

		19,813,215

Mexico (2.6%)
Wal-Mart de Mexico SAB de CV	1,271,522	4,375,510

Netherlands (5.3%)
ASML Holding NV	4,591	2,215,745
Heineken NV	31,185	2,855,974
Shell plc	32,429	846,250
Wolters Kluwer NV	32,233	3,135,677

		9,053,646

Singapore (1.9%)
United Overseas Bank Ltd.	173,034	3,275,894

South Korea (3.1%)
NAVER Corp.	14,803	2,746,375
Samsung Electronics Co. Ltd.	57,723	2,528,536

		5,274,911

Spain (1.2%)
Amadeus IT Group SA*	36,814	2,068,370

Sweden (6.3%)
Husqvarna AB, Class B	182,533	1,343,263
Investor AB, Class B	235,202	3,870,925
Sandvik AB	262,146	4,255,725
Svenska Handelsbanken AB, Class A	152,740	1,306,431

		10,776,344

Switzerland (1.4%)
Kuehne + Nagel International AG (Registered)	3,490	826,275
Logitech International SA (Registered)	31,158	1,622,133

		2,448,408

Taiwan (2.1%)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	44,662	3,651,119

United Kingdom (6.5%)
Ashtead Group plc	54,124	2,270,528
DCC plc	36,506	2,281,072
Linde plc	8,920	2,564,768
Reckitt Benckiser Group plc	52,635	3,953,468

		11,069,836

United States (8.2%)
Amcor plc (CHDI)	69,605	867,156
Broadcom, Inc.	10,810	5,251,606
Nestle SA (Registered)	25,099	2,944,644
Roche Holding AG	5,685	1,897,810
Schneider Electric SE	25,293	2,996,416

		13,957,632

Total Investments in Securities (97.1%) (Cost $160,858,318)		165,512,393
Other Assets Less Liabilities (2.9%)		4,914,315

Net Assets (100%)		$170,426,708

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2022, the market value of these securities amounted to $1,624,142 or 1.0% of net assets.

Glossary:

ADR	— American Depositary Receipt
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository Interest

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$3,235,110	$—	$3,235,110
Brazil	4,417,582	—	—	4,417,582
Canada	12,543,949	—	—	12,543,949
China	6,431,060	12,018,649	—	18,449,709
Denmark	—	5,574,593	—	5,574,593
France	—	12,641,566	—	12,641,566
Germany	—	2,163,100	—	2,163,100
Hong Kong	—	5,558,018	—	5,558,018
India	3,852,861	—	—	3,852,861
Ireland	3,690,184	4,555,883	—	8,246,067
Italy	—	3,064,953	—	3,064,953
Japan	—	19,813,215	—	19,813,215
Mexico	4,375,510	—	—	4,375,510
Netherlands	—	9,053,646	—	9,053,646
Singapore	—	3,275,894	—	3,275,894
South Korea	—	5,274,911	—	5,274,911
Spain	—	2,068,370	—	2,068,370
Sweden	—	10,776,344	—	10,776,344
Switzerland	—	2,448,408	—	2,448,408
Taiwan	3,651,119	—	—	3,651,119
United Kingdom	2,564,768	8,505,068	—	11,069,836
United States	5,251,606	8,706,026	—	13,957,632

Total Assets	$46,778,639	$118,733,754	$—	$165,512,393

Total Liabilities	$—	$—	$—	$—

Total	$46,778,639	$118,733,754	$—	$165,512,393

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(2,479)	$(2,479)

Total	$(2,479)	$(2,479)

^ This Portfolio held forward foreign currency contracts for hedging.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $92,474,000 for six days during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$61,473,480
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$60,304,981

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,084,996
Aggregate gross unrealized depreciation	(16,630,647)

Net unrealized appreciation	$1,454,349

Federal income tax cost of investments in securities and derivative instruments, if applicable	$164,058,044

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $160,858,318)	$165,512,393
Cash	4,778,657
Foreign cash (Cost $299,299)	299,427
Receivable for securities sold	1,949,223
Dividends, interest and other receivables	565,270
Receivable for Portfolio shares sold	208,981
Other assets	65,819

Total assets	173,379,770

LIABILITIES
Payable for securities purchased	2,722,801
Investment management fees payable	102,065
Distribution fees payable – Class IB	35,900
Payable for Portfolio shares redeemed	32,099
Administrative fees payable	13,259
Accrued expenses	46,938

Total liabilities	2,953,062

NET ASSETS	$170,426,708

Net assets were comprised of:
Paid in capital	$165,304,114
Total distributable earnings (loss)	5,122,594

Net assets	$170,426,708

Class IB
Net asset value, offering and redemption price per share, $170,426,708 / 4,769,264 shares outstanding (unlimited amount authorized: $0.01 par value)	$35.73

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (net of $237,397 foreign withholding tax)	$2,092,833
Interest	2,243

Total income	2,095,076

EXPENSES
Investment management fees	678,279
Distribution fees – Class IB	238,830
Administrative fees	87,400
Custodian fees	40,446
Professional fees	30,997
Printing and mailing expenses	11,143
Trustees’ fees	2,996
Recoupment fees	159
Miscellaneous	6,798

Gross expenses	1,097,048
Less: Waiver from investment manager	(17)

Net expenses	1,097,031

NET INVESTMENT INCOME (LOSS)	998,045

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	1,012,102
Forward foreign currency contracts	2,479
Foreign currency transactions	(31,644)

Net realized gain (loss)	982,937

Change in unrealized appreciation (depreciation) on:
Investments in securities	(49,725,911)
Foreign currency translations	(23,440)

Net change in unrealized appreciation (depreciation)	(49,749,351)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(48,766,414)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(47,768,369)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$998,045	$758,449
Net realized gain (loss)	982,937	13,476,005
Net change in unrealized appreciation (depreciation)	(49,749,351)	(2,237,571)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(47,768,369)	11,996,883

Distributions to shareholders:
Class IB	—	(10,892,214)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 204,994 and 513,767 shares, respectively ]	8,260,360	24,420,912
Capital shares issued in reinvestment of dividends and distributions [ 0 and 242,239 shares, respectively ]	—	10,892,214
Capital shares repurchased [ (226,348) and (548,987) shares, respectively ]	(9,170,459)	(26,090,314)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(910,099)	9,222,812

TOTAL INCREASE (DECREASE) IN NET ASSETS	(48,678,468)	10,327,481
NET ASSETS:
Beginning of period	219,105,176	208,777,695

End of period	$170,426,708	$219,105,176

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,						October 22, 2018* to December 31, 2018
Class IB			2021		2020		2019
Net asset value, beginning of period	$45.74		$45.55		$40.40		$32.57		$34.38

Income (loss) from investment operations:
Net investment income (loss) (e)	0.21	(1)	0.17		0.16		0.47		0.06
Net realized and unrealized gain (loss)	(10.22)		2.41		5.32		8.70		(1.80)

Total from investment operations	(10.01)		2.58		5.48		9.17		(1.74)

Less distributions:
Dividends from net investment income	—		(0.67)		(0.33)		(0.65)		(0.07)
Distributions from net realized gains	—		(1.72)		—		(0.69)		—

Total dividends and distributions	—		(2.39)		(0.33)		(1.34)		(0.07)

Net asset value, end of period	$35.73		$45.74		$45.55		$40.40		$32.57

Total return (b)	(21.88)%		5.78%		13.61%		28.21%		(5.06)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$170,427		$219,105		$208,778		$195,501		$161,052
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15	%(j)	1.14	%(j)	1.17	%(k)	1.18	%(m)	1.18	%(m)
Before waivers (a)(f)	1.15%		1.14%		1.17%		1.18%		1.20%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.05	%(aa)	0.35%		0.42%		1.23%		0.92	%(l)
Before waivers (a)(f)	1.05	%(aa)	0.35%		0.42%		1.23%		0.90	%(l)
Portfolio turnover rate^	32	%(z)	42%		57%		35%		9	%(z)
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amount would be $0.18 for Class IB.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.17% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratio for Class IB would have been 0.14% lower.

See Notes to Financial Statements.

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
U.S. Treasury Obligations	51.6%
Investment Company	14.4
Information Technology	8.1
Health Care	4.6
Financials	3.4
Consumer Discretionary	3.1
Communication Services	2.6
Industrials	2.4
Consumer Staples	2.0
Energy	1.2
Utilities	0.8
Exchange Traded Funds	0.8
Materials	0.8
Real Estate	0.8
Cash and Other	3.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$868.50	$5.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.92	5.93

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.19%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (2.6%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.	21,004	$440,244
Lumen Technologies, Inc.	2,710	29,566
Verizon Communications, Inc.	12,140	616,105

		1,085,915

Entertainment (0.4%)
Activision Blizzard, Inc.	2,191	170,591
Electronic Arts, Inc.	890	108,269
Live Nation Entertainment, Inc.*	443	36,583
Netflix, Inc.*	1,261	220,511
Take-Two Interactive Software, Inc.*	344	42,150
Walt Disney Co. (The)*	5,108	482,195
Warner Bros Discovery, Inc.*	6,595	88,505

		1,148,804

Interactive Media & Services (1.6%)
Alphabet, Inc., Class A*	869	1,893,777
Alphabet, Inc., Class C*	882	1,929,331
Match Group, Inc.*	853	59,446
Meta Platforms, Inc., Class A*	6,846	1,103,917
Twitter, Inc.*	1,836	68,648

		5,055,119

Media (0.3%)
Charter Communications, Inc., Class A*	542	253,943
Comcast Corp., Class A	14,508	569,294
DISH Network Corp., Class A*	590	10,579
Fox Corp., Class A	1,005	32,321
Fox Corp., Class B	415	12,325
Interpublic Group of Cos., Inc. (The)	1,162	31,990
News Corp., Class A	1,303	20,301
News Corp., Class B	699	11,107
Omnicom Group, Inc.	699	44,463
Paramount Global, Class B	1,673	41,290

		1,027,613

Wireless Telecommunication Services (0.0%)†
T-Mobile US, Inc.*	921	123,911

Total Communication Services		8,441,362

Consumer Discretionary (3.1%)
Auto Components (0.0%)†
Aptiv plc*	791	70,455
BorgWarner, Inc.	603	20,122

		90,577

Automobiles (0.5%)
Ford Motor Co.	11,424	127,149
General Motors Co.*	3,532	112,176
Tesla, Inc.*	2,238	1,507,114

		1,746,439

Distributors (0.0%)†
Genuine Parts Co.	446	59,318
LKQ Corp.	834	40,941
Pool Corp.	118	41,445

		141,704

Hotels, Restaurants & Leisure (0.6%)
Booking Holdings, Inc.*	145	253,604
Caesars Entertainment, Inc.*	671	25,699
Carnival Corp.*	1,125	9,731
Chipotle Mexican Grill, Inc.*	81	105,888
Darden Restaurants, Inc.	368	41,628
Domino’s Pizza, Inc.	115	44,817
Expedia Group, Inc.*	373	35,372
Hilton Worldwide Holdings, Inc.	819	91,269
Las Vegas Sands Corp.*	1,017	34,161
Marriott International, Inc., Class A	813	110,576
McDonald’s Corp.	2,296	566,836
MGM Resorts International	1,348	39,025
Norwegian Cruise Line Holdings Ltd.*	540	6,005
Penn National Gaming, Inc.*	434	13,202
Royal Caribbean Cruises Ltd.*	494	17,245
Starbucks Corp.	4,013	306,553
Wynn Resorts Ltd.*	265	15,100
Yum! Brands, Inc.	939	106,586

		1,823,297

Household Durables (0.1%)
DR Horton, Inc.	978	64,734
Garmin Ltd.	338	33,208
Lennar Corp., Class A	752	53,069
Mohawk Industries, Inc.*	187	23,205
Newell Brands, Inc.	1,453	27,665
NVR, Inc.*	7	28,029
PulteGroup, Inc.	686	27,186
Whirlpool Corp.	185	28,651

		285,747

Internet & Direct Marketing Retail (0.8%)
Amazon.com, Inc.*	23,820	2,529,922
eBay, Inc.	2,737	114,051
Etsy, Inc.*	334	24,452

		2,668,425

Leisure Products (0.0%)†
Hasbro, Inc.	359	29,395

Multiline Retail (0.2%)
Dollar General Corp.	764	187,516
Dollar Tree, Inc.*	732	114,082
Target Corp.	1,628	229,923

		531,521

Specialty Retail (0.7%)
Advance Auto Parts, Inc.	211	36,522
AutoZone, Inc.*	94	202,017
Bath & Body Works, Inc.	723	19,463
Best Buy Co., Inc.	752	49,023
CarMax, Inc.*	526	47,592
Home Depot, Inc. (The)	3,354	919,902
Lowe’s Cos., Inc.	2,410	420,955
O’Reilly Automotive, Inc.*	247	156,045
Ross Stores, Inc.	1,087	76,340
TJX Cos., Inc. (The)	3,643	203,461
Tractor Supply Co.	356	69,011
Ulta Beauty, Inc.*	172	66,303

		2,266,634

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

Textiles, Apparel & Luxury Goods (0.2%)
NIKE, Inc., Class B	3,697	$377,833
PVH Corp.	230	13,087
Ralph Lauren Corp.	164	14,703
Tapestry, Inc.	861	26,278
VF Corp.	899	39,709

		471,610

Total Consumer Discretionary		10,055,349

Consumer Staples (2.0%)
Beverages (0.5%)
Brown-Forman Corp., Class B	807	56,619
Coca-Cola Co. (The)	11,055	695,470
Constellation Brands, Inc., Class A	473	110,237
Keurig Dr Pepper, Inc.	2,172	76,867
Molson Coors Beverage Co., Class B	572	31,180
Monster Beverage Corp.*	1,155	107,069
PepsiCo, Inc.	4,044	673,973

		1,751,415

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.	1,261	604,372
Kroger Co. (The)	2,317	109,663
Sysco Corp.	1,342	113,681
Walgreens Boots Alliance, Inc.	2,459	93,196
Walmart, Inc.	4,208	511,609

		1,432,521

Food Products (0.3%)
Archer-Daniels-Midland Co.	1,612	125,091
Campbell Soup Co.	482	23,160
Conagra Brands, Inc.	1,140	39,034
General Mills, Inc.	1,658	125,096
Hershey Co. (The)	424	91,228
Hormel Foods Corp.	740	35,046
J M Smucker Co. (The)	307	39,299
Kellogg Co.	761	54,290
Kraft Heinz Co. (The)	1,673	63,808
Lamb Weston Holdings, Inc.	430	30,728
McCormick & Co., Inc. (Non-Voting)	696	57,942
Mondelez International, Inc., Class A	4,319	268,167
Tyson Foods, Inc., Class A	903	77,712

		1,030,601

Household Products (0.5%)
Church & Dwight Co., Inc.	752	69,680
Clorox Co. (The)	406	57,238
Colgate-Palmolive Co.	2,573	206,200
Kimberly-Clark Corp.	1,017	137,448
Procter & Gamble Co. (The)	7,267	1,044,922

		1,515,488

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	665	169,356

Tobacco (0.2%)
Altria Group, Inc.	5,400	225,558
Philip Morris International, Inc.	4,485	442,849

		668,407

Total Consumer Staples		6,567,788

Energy (1.2%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	1,206	34,817
Halliburton Co.	2,545	79,811
Schlumberger NV	4,022	143,827

		258,455

Oil, Gas & Consumable Fuels (1.1%)
APA Corp.	1,128	39,367
Chevron Corp.	5,733	830,024
ConocoPhillips	4,019	360,946
Coterra Energy, Inc.	1,489	38,401
Devon Energy Corp.	1,469	80,957
Diamondback Energy, Inc.	449	54,396
EOG Resources, Inc.	1,685	186,091
Exxon Mobil Corp.	12,353	1,057,911
Hess Corp.	791	83,799
Kinder Morgan, Inc.	5,724	95,934
Marathon Oil Corp.	2,512	56,470
Marathon Petroleum Corp.	1,321	108,599
Occidental Petroleum Corp.	2,722	160,271
ONEOK, Inc.	1,245	69,098
Phillips 66	1,228	100,684
Pioneer Natural Resources Co.	488	108,863
Valero Energy Corp.	1,261	134,019
Williams Cos., Inc. (The)	2,469	77,058

		3,642,888

Total Energy		3,901,343

Financials (3.4%)
Banks (1.2%)
Bank of America Corp.	26,888	837,023
Citigroup, Inc.	7,225	332,278
Citizens Financial Group, Inc.	1,345	48,003
Comerica, Inc.	515	37,791
Fifth Third Bancorp	2,043	68,645
First Republic Bank	492	70,946
Huntington Bancshares, Inc.	3,141	37,786
JPMorgan Chase & Co.	9,755	1,098,511
KeyCorp	3,104	53,482
M&T Bank Corp.	572	91,171
PNC Financial Services Group, Inc. (The)	1,333	210,307
Regions Financial Corp.	3,036	56,925
Signature Bank	191	34,229
SVB Financial Group*	169	66,753
Truist Financial Corp.	3,862	183,175
US Bancorp	4,485	206,400
Wells Fargo & Co.	12,519	490,369
Zions Bancorp NA	515	26,214

		3,950,008

Capital Markets (0.8%)
Ameriprise Financial, Inc.	433	102,915
Bank of New York Mellon Corp. (The)	2,891	120,584
BlackRock, Inc.	365	222,300
Cboe Global Markets, Inc.	356	40,296
Charles Schwab Corp. (The)	3,436	217,086
CME Group, Inc.	978	200,197
FactSet Research Systems, Inc.	123	47,302
Franklin Resources, Inc.	843	19,650
Goldman Sachs Group, Inc. (The)	989	293,753

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

Intercontinental Exchange, Inc.	1,669	$156,953
MarketAxess Holdings, Inc.	118	30,209
Moody’s Corp.	476	129,458
Morgan Stanley	4,657	354,211
MSCI, Inc.	253	104,274
Nasdaq, Inc.	385	58,728
Northern Trust Corp.	603	58,177
Raymond James Financial, Inc.	575	51,411
S&P Global, Inc.	1,020	343,801
State Street Corp.	1,075	66,274
T. Rowe Price Group, Inc.	714	81,117

		2,698,696

Consumer Finance (0.2%)
American Express Co.	2,012	278,903
Capital One Financial Corp.	1,359	141,594
Discover Financial Services	1,029	97,323
Synchrony Financial	1,959	54,108

		571,928

Diversified Financial Services (0.5%)
Berkshire Hathaway, Inc., Class B*	5,592	1,526,728

Insurance (0.7%)
Aflac, Inc.	2,188	121,062
Allstate Corp. (The)	1,026	130,025
American International Group, Inc.	2,570	131,404
Aon plc, Class A	749	201,990
Arthur J Gallagher & Co.	517	84,292
Assurant, Inc.	136	23,508
Brown & Brown, Inc.	782	45,622
Chubb Ltd.	1,402	275,605
Cincinnati Financial Corp.	406	48,306
Everest Re Group Ltd.	115	32,232
Globe Life, Inc.	332	32,360
Hartford Financial Services Group, Inc. (The)	1,044	68,309
Lincoln National Corp.	631	29,512
Loews Corp.	699	41,423
Marsh & McLennan Cos., Inc.	1,453	225,578
MetLife, Inc.	2,945	184,917
Principal Financial Group, Inc.	761	50,827
Progressive Corp. (The)	1,718	199,752
Prudential Financial, Inc.	1,222	116,921
Travelers Cos., Inc. (The)	773	130,737
W R Berkley Corp.	679	46,348
Willis Towers Watson plc	392	77,377

		2,298,107

Total Financials		11,045,467

Health Care (4.6%)
Biotechnology (0.7%)
AbbVie, Inc.	5,345	818,640
Amgen, Inc.	1,932	470,056
Biogen, Inc.*	620	126,443
Gilead Sciences, Inc.	3,942	243,655
Incyte Corp.*	492	37,377
Moderna, Inc.*	918	131,136
Regeneron Pharmaceuticals, Inc.*	229	135,369
Vertex Pharmaceuticals, Inc.*	761	214,442

		2,177,118

Health Care Equipment & Supplies (0.8%)
Abbott Laboratories	5,249	570,304
ABIOMED, Inc.*	124	30,691
Align Technology, Inc.*	220	52,067
Baxter International, Inc.	1,459	93,712
Becton Dickinson and Co.	791	195,005
Boston Scientific Corp.*	4,065	151,503
Cooper Cos., Inc. (The)	151	47,281
Dentsply Sirona, Inc.	603	21,545
Dexcom, Inc.*	1,120	83,474
Edwards Lifesciences Corp.*	1,709	162,509
Hologic, Inc.*	819	56,757
IDEXX Laboratories, Inc.*	247	86,630
Intuitive Surgical, Inc.*	1,017	204,122
Medtronic plc	3,959	355,320
ResMed, Inc.	449	94,124
STERIS plc	267	55,042
Stryker Corp.	939	186,795
Teleflex, Inc.	136	33,436
Zimmer Biomet Holdings, Inc.	603	63,351

		2,543,668

Health Care Providers & Services (1.1%)
AmerisourceBergen Corp.	473	66,920
Cardinal Health, Inc.	951	49,709
Centene Corp.*	1,673	141,552
Cigna Corp.	1,092	287,764
CVS Health Corp.	3,727	345,344
DaVita, Inc.*	392	31,344
Elevance Health, Inc.	740	357,109
HCA Healthcare, Inc.	816	137,137
Henry Schein, Inc.*	446	34,226
Humana, Inc.	401	187,696
Laboratory Corp. of America Holdings	307	71,948
McKesson Corp.	594	193,769
Molina Healthcare, Inc.*	175	48,932
Quest Diagnostics, Inc.	370	49,203
UnitedHealth Group, Inc.	2,795	1,435,596
Universal Health Services, Inc., Class B	247	24,875

		3,463,124

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	973	115,563
Bio-Rad Laboratories, Inc., Class A*	72	35,640
Bio-Techne Corp.	115	39,864
Charles River Laboratories International, Inc.*	161	34,449
Danaher Corp.	1,790	453,801
Illumina, Inc.*	430	79,275
IQVIA Holdings, Inc.*	473	102,636
Mettler-Toledo International, Inc.*	85	97,646
PerkinElmer, Inc.	373	53,048
Thermo Fisher Scientific, Inc.	1,186	644,330
Waters Corp.*	247	81,752
West Pharmaceutical Services, Inc.	211	63,800

		1,801,804

Pharmaceuticals (1.5%)
Bristol-Myers Squibb Co.	6,726	517,902
Catalent, Inc.*	461	49,461
Eli Lilly and Co.	2,786	903,305
Johnson & Johnson	7,861	1,395,406

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

Merck & Co., Inc.	7,926	$722,613
Organon & Co.	791	26,696
Pfizer, Inc.	18,219	955,222
Viatris, Inc.	3,695	38,687
Zoetis, Inc.	1,418	243,740

		4,853,032

Total Health Care		14,838,746

Industrials (2.4%)
Aerospace & Defense (0.5%)
Boeing Co. (The)*	1,544	211,096
General Dynamics Corp.	779	172,354
Howmet Aerospace, Inc.	1,155	36,325
Huntington Ingalls Industries, Inc.	136	29,623
L3Harris Technologies, Inc.	665	160,730
Lockheed Martin Corp.	723	310,861
Northrop Grumman Corp.	503	240,721
Raytheon Technologies Corp.	4,241	407,602
Textron, Inc.	723	44,154
TransDigm Group, Inc.*	139	74,597

		1,688,063

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	406	41,156
Expeditors International of Washington, Inc.	482	46,976
FedEx Corp.	729	165,272
United Parcel Service, Inc., Class B	1,995	364,167

		617,571

Airlines (0.1%)
Alaska Air Group, Inc.*	316	12,656
American Airlines Group, Inc.*	1,174	14,886
Delta Air Lines, Inc.*	1,836	53,189
Southwest Airlines Co.*	1,459	52,699
United Airlines Holdings, Inc.*	631	22,350

		155,780

Building Products (0.1%)
A O Smith Corp.	467	25,536
Allegion plc	271	26,531
Carrier Global Corp.	2,293	81,768
Fortune Brands Home & Security, Inc.	379	22,694
Johnson Controls International plc	2,728	130,617
Masco Corp.	890	45,034
Trane Technologies plc	758	98,441

		430,621

Commercial Services & Supplies (0.1%)
Cintas Corp.	256	95,624
Copart, Inc.*	594	64,544
Republic Services, Inc.	699	91,478
Rollins, Inc.	574	20,044
Waste Management, Inc.	1,159	177,304

		448,994

Construction & Engineering (0.0%)†
Quanta Services, Inc.	403	50,512

Electrical Equipment (0.2%)
AMETEK, Inc.	668	73,407
Eaton Corp. plc	1,251	157,613

Emerson Electric Co.	1,871	148,819
Generac Holdings, Inc.*	190	40,010
Rockwell Automation, Inc.	373	74,343

		494,192

Industrial Conglomerates (0.2%)
3M Co.	1,709	221,162
General Electric Co.	3,053	194,385
Honeywell International, Inc.	2,172	377,515

		793,062

Machinery (0.5%)
Caterpillar, Inc.	1,751	313,009
Cummins, Inc.	473	91,540
Deere & Co.	930	278,507
Dover Corp.	473	57,384
Fortive Corp.	890	48,398
IDEX Corp.	223	40,503
Illinois Tool Works, Inc.	872	158,922
Ingersoll Rand, Inc.	674	28,362
Nordson Corp.	137	27,734
Otis Worldwide Corp.	1,168	82,543
PACCAR, Inc.	998	82,175
Parker-Hannifin Corp.	385	94,729
Pentair plc	482	22,061
Snap-on, Inc.	172	33,889
Stanley Black & Decker, Inc.	467	48,970
Westinghouse Air Brake Technologies Corp.	136	11,163
Xylem, Inc.	515	40,263

		1,460,152

Professional Services (0.1%)
Equifax, Inc.	379	69,274
Jacobs Engineering Group, Inc.	313	39,792
Leidos Holdings, Inc.	424	42,701
Nielsen Holdings plc	853	19,807
Robert Half International, Inc.	313	23,440
Verisk Analytics, Inc.	433	74,948

		269,962

Road & Rail (0.3%)
CSX Corp.	7,574	220,100
JB Hunt Transport Services, Inc.	229	36,061
Norfolk Southern Corp.	846	192,287
Old Dominion Freight Line, Inc.	313	80,216
Union Pacific Corp.	2,235	476,681

		1,005,345

Trading Companies & Distributors (0.1%)
Fastenal Co.	1,694	84,564
United Rentals, Inc.*	236	57,327
WW Grainger, Inc.	170	77,253

		219,144

Total Industrials		7,633,398

Information Technology (8.1%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	640	59,993
Cisco Systems, Inc.	13,962	595,340
F5, Inc.*	199	30,455
Juniper Networks, Inc.	986	28,101
Motorola Solutions, Inc.	461	96,626

		810,515

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	1,709	$110,025
CDW Corp.	424	66,806
Corning, Inc.	2,428	76,506
Keysight Technologies, Inc.*	620	85,467
TE Connectivity Ltd.	1,029	116,431
Teledyne Technologies, Inc.*	145	54,391
Trimble, Inc.*	677	39,422
Zebra Technologies Corp., Class A*	160	47,032

		596,080

IT Services (1.3%)
Accenture plc, Class A	1,853	514,485
Akamai Technologies, Inc.*	473	43,199
Automatic Data Processing, Inc.	1,267	266,121
Broadridge Financial Solutions, Inc.	362	51,603
Cognizant Technology Solutions Corp., Class A	1,679	113,316
DXC Technology Co.*	807	24,460
EPAM Systems, Inc.*	165	48,639
Fidelity National Information Services, Inc.	1,345	123,296
Fiserv, Inc.*	1,159	103,116
FleetCor Technologies, Inc.*	256	53,788
Gartner, Inc.*	256	61,909
Global Payments, Inc.	863	95,482
International Business Machines Corp.	2,475	349,445
Jack Henry & Associates, Inc.	242	43,565
Mastercard, Inc., Class A	2,635	831,290
Paychex, Inc.	978	111,365
PayPal Holdings, Inc.*	3,249	226,910
VeriSign, Inc.*	298	49,864
Visa, Inc., Class A	5,138	1,011,621

		4,123,474

Semiconductors & Semiconductor Equipment (1.5%)
Advanced Micro Devices, Inc.*	3,736	285,692
Analog Devices, Inc.	1,606	234,621
Applied Materials, Inc.	2,951	268,482
Broadcom, Inc.	1,192	579,085
Enphase Energy, Inc.*	362	70,677
Intel Corp.	13,596	508,626
KLA Corp.	467	149,010
Lam Research Corp.	476	202,847
Microchip Technology, Inc.	1,351	78,466
Micron Technology, Inc.	3,360	185,741
Monolithic Power Systems, Inc.	124	47,621
NVIDIA Corp.	7,087	1,074,318
NXP Semiconductors NV	819	121,237
ON Semiconductor Corp.*	1,245	62,636
Qorvo, Inc.*	341	32,163
QUALCOMM, Inc.	4,389	560,651
Skyworks Solutions, Inc.	551	51,045
SolarEdge Technologies, Inc.*	162	44,336
Teradyne, Inc.	512	45,850
Texas Instruments, Inc.	2,854	438,517

		5,041,621

Software (2.7%)
Adobe, Inc.*	1,427	522,367
ANSYS, Inc.*	242	57,908
Autodesk, Inc.*	656	112,806

Cadence Design Systems, Inc.*	764	114,623
Ceridian HCM Holding, Inc.*	409	19,256
Citrix Systems, Inc.	392	38,091
Fortinet, Inc.*	2,150	121,647
Intuit, Inc.	723	278,673
Microsoft Corp.	22,772	5,848,533
NortonLifeLock, Inc.	1,950	42,822
Oracle Corp.	7,309	510,680
Paycom Software, Inc.*	157	43,979
PTC, Inc.*	295	31,370
Roper Technologies, Inc.	313	123,525
Salesforce, Inc.*	2,073	342,128
ServiceNow, Inc.*	515	244,893
Synopsys, Inc.*	473	143,650
Tyler Technologies, Inc.*	115	38,235

		8,635,186

Technology Hardware, Storage & Peripherals (2.2%)
Apple, Inc.	49,404	6,754,515
Hewlett Packard Enterprise Co.	4,536	60,147
HP, Inc.	4,711	154,427
NetApp, Inc.	797	51,996
Seagate Technology Holdings plc	822	58,724
Western Digital Corp.*	890	39,899

		7,119,708

Total Information Technology		26,326,584

Materials (0.8%)
Chemicals (0.6%)
Air Products and Chemicals, Inc.	662	159,198
Albemarle Corp.	356	74,397
Celanese Corp.	415	48,808
CF Industries Holdings, Inc.	626	53,667
Corteva, Inc.	2,256	122,140
Dow, Inc.	2,220	114,574
DuPont de Nemours, Inc.	1,063	59,081
Eastman Chemical Co.	412	36,985
Ecolab, Inc.	764	117,473
FMC Corp.	379	40,557
International Flavors & Fragrances, Inc.	1,063	126,625
Linde plc	1,612	463,498
LyondellBasell Industries NV, Class A	921	80,551
Mosaic Co. (The)	936	44,207
PPG Industries, Inc.	729	83,354
Sherwin-Williams Co. (The)	755	169,052

		1,794,167

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	182	54,461
Vulcan Materials Co.	368	52,293

		106,754

Containers & Packaging (0.1%)
Amcor plc	1,254	15,587
Avery Dennison Corp.	271	43,867
Ball Corp.	1,104	75,922
International Paper Co.	1,159	48,481
Packaging Corp. of America	307	42,212
Sealed Air Corp.	482	27,821
Westrock Co.	708	28,207

		282,097

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	3,820	$111,773
Newmont Corp.	1,595	95,174
Nucor Corp.	973	101,591

		308,538

Total Materials		2,491,556

Real Estate (0.8%)
Equity Real Estate Investment Trusts (REITs) (0.8%)
Alexandria Real Estate Equities, Inc. (REIT)	331	48,005
American Tower Corp. (REIT)	1,309	334,567
AvalonBay Communities, Inc. (REIT)	392	76,146
Boston Properties, Inc. (REIT)	424	37,728
Camden Property Trust (REIT)	332	44,647
Crown Castle International Corp. (REIT)	1,231	207,276
Digital Realty Trust, Inc. (REIT)	603	78,287
Duke Realty Corp. (REIT)	921	50,609
Equinix, Inc. (REIT)	242	158,999
Equity Residential (REIT)	1,053	76,048
Essex Property Trust, Inc. (REIT)	211	55,179
Extra Space Storage, Inc. (REIT)	353	60,052
Federal Realty OP LP (REIT)	214	20,488
Healthpeak Properties, Inc. (REIT)	1,267	32,828
Host Hotels & Resorts, Inc. (REIT)	2,151	33,728
Iron Mountain, Inc. (REIT)	758	36,907
Kimco Realty Corp. (REIT)	1,150	22,736
Mid-America Apartment Communities, Inc. (REIT)	350	61,134
Prologis, Inc. (REIT)	1,532	180,240
Public Storage (REIT)	449	140,389
Realty Income Corp. (REIT)	843	57,543
Regency Centers Corp. (REIT)	424	25,147
SBA Communications Corp. (REIT)	338	108,177
Simon Property Group, Inc. (REIT)	884	83,909
UDR, Inc. (REIT)	714	32,873
Ventas, Inc. (REIT)	998	51,327
VICI Properties, Inc. (REIT)	2,600	77,454
Vornado Realty Trust (REIT)	532	15,210
Welltower, Inc. (REIT)	1,026	84,491
Weyerhaeuser Co. (REIT)	2,148	71,142

		2,363,266

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	846	62,274

Total Real Estate		2,425,540

Utilities (0.8%)
Electric Utilities (0.5%)
Alliant Energy Corp.	626	36,690
American Electric Power Co., Inc.	1,427	136,906
Constellation Energy Corp.	944	54,053
Duke Energy Corp.	2,001	214,527
Edison International	903	57,106
Entergy Corp.	494	55,644
Evergy, Inc.	843	55,006
Eversource Energy	899	75,938
Exelon Corp.	2,831	128,301
FirstEnergy Corp.	1,294	49,677
NextEra Energy, Inc.	5,484	424,791
NRG Energy, Inc.	881	33,628

Pinnacle West Capital Corp.	341	24,934
PPL Corp.	2,070	56,159
Southern Co. (The)	2,993	213,431
Xcel Energy, Inc.	1,453	102,814

		1,719,605

Gas Utilities (0.0%)†
Atmos Energy Corp.	368	41,253

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	2,070	43,491

Multi-Utilities (0.3%)
Ameren Corp.	668	60,361
CenterPoint Energy, Inc.	1,204	35,614
CMS Energy Corp.	846	57,105
Consolidated Edison, Inc.	939	89,299
Dominion Energy, Inc.	2,175	173,587
DTE Energy Co.	503	63,755
NiSource, Inc.	1,011	29,814
Public Service Enterprise Group, Inc.	1,532	96,945
Sempra Energy	749	112,552
WEC Energy Group, Inc.	921	92,690

		811,722

Water Utilities (0.0%)†
American Water Works Co., Inc.	542	80,633

Total Utilities		2,696,704

Total Common Stocks (29.8%) (Cost $54,907,544)		96,423,837

EXCHANGE TRADED FUNDS (ETF):
Equity (0.8%)
iShares Core S&P 500 ETF	6,556	2,485,708
iShares Core S&P Mid-Cap ETF	519	117,413
iShares MSCI EAFE ETF	859	53,679
iShares Russell 2000 ETF	92	15,581

Total Exchange Traded Funds (0.8%) (Cost $2,698,154)		2,672,381

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (51.6%)
U.S. Treasury Notes 0.250%, 6/15/23	$12,400,000	12,090,218
0.125%, 8/31/23	2,500,000	2,419,434
0.125%, 10/15/23	6,050,000	5,837,347
0.250%, 11/15/23	1,920,000	1,850,927
0.500%, 11/30/23	4,800,000	4,639,045
0.875%, 1/31/24	3,200,000	3,097,996
0.250%, 3/15/24	5,750,000	5,492,373
2.500%, 4/30/24	5,000,000	4,960,289
2.500%, 5/15/24	1,700,000	1,686,121
0.250%, 6/15/24	3,300,000	3,131,133
1.500%, 11/30/24	5,600,000	5,406,092
1.000%, 12/15/24	2,600,000	2,477,922
1.375%, 1/31/25	8,500,000	8,158,672
1.125%, 2/28/25	3,700,000	3,524,321
0.375%, 4/30/25	7,792,100	7,237,521

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)

0.250%, 6/30/25	$2,900,000	$2,672,531
0.250%, 8/31/25	3,650,000	3,345,453
2.250%, 11/15/25	5,000,000	4,875,000
0.375%, 12/31/25	4,500,000	4,104,844
0.500%, 2/28/26	6,200,000	5,657,500
0.750%, 5/31/26	2,000,000	1,832,188
0.875%, 6/30/26	4,550,000	4,181,628
0.750%, 8/31/26	3,400,000	3,098,982
1.250%, 11/30/26	3,700,000	3,430,663
1.250%, 12/31/26	3,500,000	3,239,688
0.625%, 3/31/27	8,582,400	7,673,202
2.750%, 4/30/27	200,000	197,609
2.250%, 11/15/27	1,400,000	1,344,219
1.125%, 2/29/28	7,150,000	6,440,027
1.250%, 3/31/28	8,148,200	7,374,121
1.000%, 7/31/28	7,450,000	6,600,929
1.375%, 12/31/28	7,170,000	6,475,418
1.875%, 2/28/29	1,820,000	1,695,159
2.375%, 5/15/29	2,130,600	2,044,211
1.625%, 8/15/29	880,000	802,725
1.750%, 11/15/29	1,185,700	1,090,103
0.625%, 5/15/30	2,798,800	2,339,403
0.625%, 8/15/30	1,574,900	1,308,890
0.875%, 11/15/30	2,480,000	2,098,894
1.125%, 2/15/31	2,080,000	1,792,050
1.625%, 5/15/31	2,775,400	2,486,585
1.250%, 8/15/31	3,310,000	2,857,461
1.375%, 11/15/31	2,530,000	2,200,705
1.875%, 2/15/32	1,600,000	1,453,500

Total U.S. Treasury Obligations		166,723,099

Total Long-Term Debt Securities (51.6%) (Cost $177,173,346)		166,723,099

	Number of Shares	Value (Note 1)

SHORT-TERM INVESTMENT:
Investment Company (14.4%)
JPMorgan Prime Money Market Fund, IM Shares	46,388,616	46,397,894

Total Short-Term Investment (14.4%) (Cost $46,395,852)		46,397,894

Total Investments in Securities (96.6%) (Cost $281,174,896)		312,217,211
Other Assets Less Liabilities (3.4%)		10,881,560

Net Assets (100%)		$323,098,771

*	Non-income producing.
†	Percent shown is less than 0.05%.

Glossary:

USD	— United States Dollar

Futures contracts outstanding as of June 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	471	9/2022	USD	43,722,930	(1,210,035)
Russell 2000 E-Mini Index	83	9/2022	USD	7,088,200	(430,130)
S&P Midcap 400 E-Mini Index	26	9/2022	USD	5,896,800	(394,176)

					(2,034,341)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$8,441,362	$—	$—	$8,441,362
Consumer Discretionary	10,055,349	—	—	10,055,349
Consumer Staples	6,567,788	—	—	6,567,788
Energy	3,901,343	—	—	3,901,343
Financials	11,045,467	—	—	11,045,467
Health Care	14,838,746	—	—	14,838,746
Industrials	7,633,398	—	—	7,633,398
Information Technology	26,326,584	—	—	26,326,584
Materials	2,491,556	—	—	2,491,556
Real Estate	2,425,540	—	—	2,425,540
Utilities	2,696,704	—	—	2,696,704
Exchange Traded Funds	2,672,381	—	—	2,672,381
Short-Term Investment
Investment Company	46,397,894	—	—	46,397,894
U.S. Treasury Obligations	—	166,723,099	—	166,723,099

Total Assets	$145,494,112	$166,723,099	$—	$312,217,211

Liabilities:
Futures	$(2,034,341)	$—	$—	$(2,034,341)

Total Liabilities	$(2,034,341)	$—	$—	$(2,034,341)

Total	$143,459,771	$166,723,099	$—	$310,182,870

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(2,034,341	)*

Total		$(2,034,341)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(9,711,479)	$(9,711,479)

Total	$(9,711,479)	$(9,711,479)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(3,032,875)	$(3,032,875)

Total	$(3,032,875)	$(3,032,875)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $63,886,000 during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$8,821,413
Long-term U.S. government debt securities	103,950,964

$112,772,377

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$7,078,705
Long-term U.S. government debt securities	108,743,310

$115,822,015

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$43,871,240
Aggregate gross unrealized depreciation	(15,805,777)

Net unrealized appreciation	$28,065,463

Federal income tax cost of investments in securities and derivative instruments, if applicable	$282,117,407

For the six months ended June 30, 2022, the Portfolio incurred approximately $21 as brokerage commissions with Invesco Capital Markets, Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $281,174,896)	$312,217,211
Cash	8,764,662
Cash held as collateral at broker for futures	4,473,500
Dividends, interest and other receivables	469,689
Receivable for Portfolio shares sold	6,199
Other assets	3,758

Total assets	325,935,019

LIABILITIES
Payable for securities purchased	2,221,196
Due to broker for futures variation margin	243,332
Investment management fees payable	204,563
Distribution fees payable – Class IB	67,182
Administrative fees payable	32,970
Payable for Portfolio shares redeemed	22,540
Accrued expenses	44,465

Total liabilities	2,836,248

NET ASSETS	$323,098,771

Net assets were comprised of:
Paid in capital	$324,116,938
Total distributable earnings (loss)	(1,018,167)

Net assets	$323,098,771

Class IB
Net asset value, offering and redemption price per share, $323,098,771 / 31,559,723 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.24

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (net of $264 foreign withholding tax)	$959,021
Interest	863,697

Total income	1,822,718

EXPENSES
Investment management fees	1,370,804
Distribution fees – Class IB	428,375
Administrative fees	205,366
Professional fees	29,469
Custodian fees	18,136
Printing and mailing expenses	13,430
Trustees’ fees	5,329
Miscellaneous	6,722

Gross expenses	2,077,631
Less: Waiver from investment manager	(48,295)

Net expenses	2,029,336

NET INVESTMENT INCOME (LOSS)	(206,618)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(2,366,174)
Futures contracts	(9,711,479)

Net realized gain (loss)	(12,077,653)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(33,554,904)
Futures contracts	(3,032,875)
Foreign currency translations	(3)

Net change in unrealized appreciation (depreciation)	(36,587,782)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(48,665,435)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(48,872,053)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(206,618)	$(1,462,165)
Net realized gain (loss)	(12,077,653)	12,259,617
Net change in unrealized appreciation (depreciation)	(36,587,782)	16,678,312

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(48,872,053)	27,475,764

Distributions to shareholders:
Class IB	—	(21,756,937)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 992,212 and 1,461,545 shares, respectively ]	10,715,860	17,628,795
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,851,534 shares, respectively ]	—	21,756,937
Capital shares repurchased [ (957,691) and (1,515,233) shares, respectively ]	(10,427,187)	(18,217,820)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	288,673	21,167,912

TOTAL INCREASE (DECREASE) IN NET ASSETS	(48,583,380)	26,886,739
NET ASSETS:
Beginning of period	371,682,151	344,795,412

End of period	$323,098,771	$371,682,151

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021		2020		2019		2018		2017
Net asset value, beginning of period	$11.79		$11.60		$11.20		$9.89		$10.53		$9.95

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)		(0.05)		0.02		0.11		0.09		0.03
Net realized and unrealized gain (loss)	(1.54)		0.96		0.93		1.31		(0.61)		0.94

Total from investment operations	(1.55)		0.91		0.95		1.42		(0.52)		0.97

Less distributions:
Dividends from net investment income	—		—		(0.02)		(0.11)		(0.08)		(0.03)
Distributions from net realized gains	—		(0.72)		(0.53)		—		(0.04)		(0.36)

Total dividends and distributions	—		(0.72)		(0.55)		(0.11)		(0.12)		(0.39)

Net asset value, end of period	$10.24		$11.79		$11.60		$11.20		$9.89		$10.53

Total return (b)	(13.15)%		7.96%		8.53%		14.35%		(4.95)%		9.75%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$323,099		$371,682		$344,795		$305,532		$251,964		$231,464
Ratio of expenses to average net assets:
After waivers (a)(f)	1.19	%(j)	1.18	%(j)	1.18	%(j)	1.17	%(j)	1.17	%(j)	1.20	%(k)
Before waivers (a)(f)	1.21%		1.21%		1.22%		1.22%		1.22%		1.23%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.12)%		(0.41)%		0.18%		1.04%		0.85%		0.31%
Before waivers (a)(f)	(0.15)%		(0.43)%		0.13%		0.99%		0.80%		0.29%
Portfolio turnover rate^	40	%(z)	75%		90%		76%		90%		78%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.23% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Investment Company	19.1%
Financials	17.8
Information Technology	12.5
Health Care	9.4
Communication Services	7.0
Consumer Discretionary	6.1
Industrials	5.3
Consumer Staples	5.3
Energy	4.7
Utilities	3.9
Real Estate	2.4
Exchange Traded Funds	1.9
Materials	1.4
Asset-Backed Securities	0.2
Cash and Other	3.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

Please note that while the Portfolio commenced operations on February 1, 2019, the ‘Hypothetical expenses paid during the period’ reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$831.20	$5.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.95	5.90

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.18%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.2%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.	7,881	$165,186
Lumen Technologies, Inc.	1,110	12,110
Verizon Communications, Inc.	4,436	225,127

		402,423

Entertainment (0.4%)
Activision Blizzard, Inc.	826	64,312
Electronic Arts, Inc.	329	40,023
Live Nation Entertainment, Inc.*	166	13,708
Netflix, Inc.*	470	82,189
Take-Two Interactive Software, Inc.*	105	12,866
Walt Disney Co. (The)*	1,927	181,909
Warner Bros Discovery, Inc.*	2,445	32,812

		427,819

Interactive Media & Services (1.9%)
Alphabet, Inc., Class A*	320	697,363
Alphabet, Inc., Class C*	329	719,671
Match Group, Inc.*	314	21,883
Meta Platforms, Inc., Class A*	2,588	417,315
Twitter, Inc.*	842	31,482

		1,887,714

Media (0.4%)
Charter Communications, Inc., Class A*	173	81,056
Comcast Corp., Class A	4,873	191,217
DISH Network Corp., Class A*	255	4,572
Fox Corp., Class A	350	11,256
Fox Corp., Class B	185	5,494
Interpublic Group of Cos., Inc. (The)	391	10,764
News Corp., Class A	411	6,403
News Corp., Class B	255	4,052
Omnicom Group, Inc.	224	14,249
Paramount Global, Class B	553	13,648

		342,711

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	344	46,282

Total Communication Services		3,106,949

Consumer Discretionary (3.8%)
Auto Components (0.0%)†
Aptiv plc*	292	26,008
BorgWarner, Inc.	221	7,375

		33,383

Automobiles (0.7%)
Ford Motor Co.	4,249	47,291
General Motors Co.*	1,319	41,892
Tesla, Inc.*	826	556,245

		645,428

Distributors (0.1%)
Genuine Parts Co.	166	22,078
LKQ Corp.	356	17,476
Pool Corp.	50	17,561

		57,115

Hotels, Restaurants & Leisure (0.7%)
Booking Holdings, Inc.*	50	87,449
Caesars Entertainment, Inc.*	206	7,890
Carnival Corp.*	449	3,884
Chipotle Mexican Grill, Inc.*	37	48,369
Darden Restaurants, Inc.	132	14,932
Domino’s Pizza, Inc.	46	17,927
Expedia Group, Inc.*	139	13,181
Hilton Worldwide Holdings, Inc.	320	35,661
Las Vegas Sands Corp.*	372	12,495
Marriott International, Inc., Class A	292	39,715
McDonald’s Corp.	812	200,466
MGM Resorts International	600	17,370
Norwegian Cruise Line Holdings Ltd.*	231	2,569
Penn National Gaming, Inc.*	173	5,263
Royal Caribbean Cruises Ltd.*	178	6,214
Starbucks Corp.	1,294	98,849
Wynn Resorts Ltd.*	105	5,983
Yum! Brands, Inc.	336	38,139

		656,356

Household Durables (0.1%)
DR Horton, Inc.	372	24,623
Garmin Ltd.	166	16,310
Lennar Corp., Class A	320	22,582
Mohawk Industries, Inc.*	65	8,066
Newell Brands, Inc.	437	8,320
NVR, Inc.*	10	40,041
PulteGroup, Inc.	289	11,453
Whirlpool Corp.	72	11,151

		142,546

Internet & Direct Marketing Retail (1.0%)
Amazon.com, Inc.*	9,020	958,014
eBay, Inc.	870	36,253
Etsy, Inc.*	127	9,298

		1,003,565

Leisure Products (0.0%)†
Hasbro, Inc.	127	10,399

Multiline Retail (0.2%)
Dollar General Corp.	292	71,669
Dollar Tree, Inc.*	252	39,274
Target Corp.	541	76,405

		187,348

Specialty Retail (0.8%)
Advance Auto Parts, Inc.	72	12,463
AutoZone, Inc.*	37	79,517
Bath & Body Works, Inc.	320	8,614
Best Buy Co., Inc.	231	15,059
CarMax, Inc.*	178	16,105
Home Depot, Inc. (The)	1,180	323,639
Lowe’s Cos., Inc.	842	147,072
O’Reilly Automotive, Inc.*	87	54,963
Ross Stores, Inc.	391	27,460
TJX Cos., Inc. (The)	1,297	72,438
Tractor Supply Co.	127	24,619
Ulta Beauty, Inc.*	65	25,056

		807,005

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods (0.2%)
NIKE, Inc., Class B	1,338	$136,744
PVH Corp.	96	5,462
Ralph Lauren Corp.	65	5,827
Tapestry, Inc.	320	9,767
VF Corp.	336	14,841

		172,641

Total Consumer Discretionary		3,715,786

Consumer Staples (2.5%)
Beverages (0.6%)
Brown-Forman Corp., Class B	178	12,489
Coca-Cola Co. (The)	4,142	260,573
Constellation Brands, Inc., Class A	173	40,319
Keurig Dr Pepper, Inc.	780	27,604
Molson Coors Beverage Co., Class B	204	11,120
Monster Beverage Corp.*	406	37,636
PepsiCo, Inc.	1,500	249,990

		639,731

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.	470	225,262
Kroger Co. (The)	894	42,313
Sysco Corp.	531	44,981
Walgreens Boots Alliance, Inc.	826	31,305
Walmart, Inc.	1,521	184,923

		528,784

Food Products (0.4%)
Archer-Daniels-Midland Co.	627	48,655
Campbell Soup Co.	190	9,130
Conagra Brands, Inc.	531	18,181
General Mills, Inc.	670	50,552
Hershey Co. (The)	163	35,071
Hormel Foods Corp.	292	13,829
J M Smucker Co. (The)	139	17,793
Kellogg Co.	292	20,831
Kraft Heinz Co. (The)	701	26,736
Lamb Weston Holdings, Inc.	147	10,505
McCormick & Co., Inc. (Non-Voting)	264	21,978
Mondelez International, Inc., Class A	1,562	96,985
Tyson Foods, Inc., Class A	329	28,314

		398,560

Household Products (0.6%)
Church & Dwight Co., Inc.	274	25,389
Clorox Co. (The)	139	19,596
Colgate-Palmolive Co.	913	73,168
Kimberly-Clark Corp.	356	48,113
Procter & Gamble Co. (The)	2,699	388,089

		554,355

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	243	61,885

Tobacco (0.3%)
Altria Group, Inc.	2,001	83,582
Philip Morris International, Inc.	1,669	164,797

		248,379

Total Consumer Staples		2,431,694

Energy (1.5%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	756	21,826
Halliburton Co.	968	30,356
Schlumberger NV	1,458	52,138

		104,320

Oil, Gas & Consumable Fuels (1.4%)
APA Corp.	391	13,646
Chevron Corp.	2,105	304,762
ConocoPhillips	1,533	137,679
Coterra Energy, Inc.	449	11,580
Devon Energy Corp.	406	22,375
Diamondback Energy, Inc.	169	20,474
EOG Resources, Inc.	627	69,246
Exxon Mobil Corp.	4,570	391,375
Hess Corp.	301	31,888
Kinder Morgan, Inc.	2,088	34,995
Marathon Oil Corp.	968	21,761
Marathon Petroleum Corp.	706	58,040
Occidental Petroleum Corp.	932	54,876
ONEOK, Inc.	437	24,253
Phillips 66	470	38,535
Pioneer Natural Resources Co.	178	39,708
Valero Energy Corp.	458	48,676
Williams Cos., Inc. (The)	1,338	41,759

		1,365,628

Total Energy		1,469,948

Financials (4.0%)
Banks (1.4%)
Bank of America Corp.	9,083	282,754
Citigroup, Inc.	2,444	112,400
Citizens Financial Group, Inc.	480	17,131
Comerica, Inc.	173	12,695
Fifth Third Bancorp	781	26,242
First Republic Bank	190	27,398
Huntington Bancshares, Inc.	1,184	14,244
JPMorgan Chase & Co.	3,458	389,405
KeyCorp	1,095	18,867
M&T Bank Corp.	198	31,559
PNC Financial Services Group, Inc. (The)	482	76,045
Regions Financial Corp.	1,033	19,369
Signature Bank	72	12,903
SVB Financial Group*	62	24,489
Truist Financial Corp.	1,485	70,434
US Bancorp	1,562	71,883
Wells Fargo & Co.	4,311	168,862
Zions Bancorp NA	185	9,416

		1,386,096

Capital Markets (1.0%)
Ameriprise Financial, Inc.	139	33,038
Bank of New York Mellon Corp. (The)	919	38,332
BlackRock, Inc.	132	80,393
Cboe Global Markets, Inc.	132	14,941
Charles Schwab Corp. (The)	1,247	78,785
CME Group, Inc.	375	76,763
FactSet Research Systems, Inc.	46	17,690
Franklin Resources, Inc.	310	7,226

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Goldman Sachs Group, Inc. (The)	338	$100,393
Intercontinental Exchange, Inc.	627	58,963
MarketAxess Holdings, Inc.	50	12,801
Moody’s Corp.	173	47,051
Morgan Stanley	1,624	123,521
MSCI, Inc.	96	39,566
Nasdaq, Inc.	108	16,474
Northern Trust Corp.	224	21,612
Raymond James Financial, Inc.	206	18,418
S&P Global, Inc.	391	131,790
State Street Corp.	391	24,105
T. Rowe Price Group, Inc.	252	28,630

		970,492

Consumer Finance (0.2%)
American Express Co.	706	97,866
Capital One Financial Corp.	510	53,137
Discover Financial Services	344	32,536
Synchrony Financial	636	17,566

		201,105

Diversified Financial Services (0.6%)
Berkshire Hathaway, Inc., Class B*	2,115	577,437

Insurance (0.8%)
Aflac, Inc.	796	44,043
Allstate Corp. (The)	344	43,595
American International Group, Inc.	913	46,682
Aon plc, Class A	262	70,656
Arthur J Gallagher & Co.	194	31,630
Assurant, Inc.	74	12,791
Brown & Brown, Inc.	286	16,685
Chubb Ltd.	495	97,307
Cincinnati Financial Corp.	145	17,252
Everest Re Group Ltd.	31	8,689
Globe Life, Inc.	127	12,379
Hartford Financial Services Group, Inc. (The)	396	25,910
Lincoln National Corp.	231	10,804
Loews Corp.	274	16,237
Marsh & McLennan Cos., Inc.	553	85,853
MetLife, Inc.	864	54,251
Principal Financial Group, Inc.	262	17,499
Progressive Corp. (The)	602	69,994
Prudential Financial, Inc.	437	41,812
Travelers Cos., Inc. (The)	292	49,386
W R Berkley Corp.	285	19,454
Willis Towers Watson plc	139	27,437

		820,346

Total Financials		3,955,476

Health Care (5.4%)
Biotechnology (0.7%)
AbbVie, Inc.	1,909	292,382
Amgen, Inc.	636	154,739
Biogen, Inc.*	194	39,564
Gilead Sciences, Inc.	1,338	82,702
Incyte Corp.*	190	14,434
Moderna, Inc.*	329	46,998
Regeneron Pharmaceuticals, Inc.*	87	51,428
Vertex Pharmaceuticals, Inc.*	274	77,211

		759,458

Health Care Equipment & Supplies (1.0%)
Abbott Laboratories	1,922	208,825
ABIOMED, Inc.*	50	12,376
Align Technology, Inc.*	87	20,590
Baxter International, Inc.	553	35,519
Becton Dickinson and Co.	292	71,987
Boston Scientific Corp.*	1,533	57,135
Cooper Cos., Inc. (The)	62	19,413
Dentsply Sirona, Inc.	274	9,790
Dexcom, Inc.*	396	29,514
Edwards Lifesciences Corp.*	682	64,851
Hologic, Inc.*	301	20,859
IDEXX Laboratories, Inc.*	105	36,827
Intuitive Surgical, Inc.*	396	79,481
Medtronic plc	1,458	130,856
ResMed, Inc.	163	34,170
STERIS plc	96	19,790
Stryker Corp.	344	68,432
Teleflex, Inc.	62	15,243
Zimmer Biomet Holdings, Inc.	209	21,958

		957,616

Health Care Providers & Services (1.3%)
AmerisourceBergen Corp.	166	23,486
Cardinal Health, Inc.	344	17,981
Centene Corp.*	642	54,319
Cigna Corp.	421	110,942
CVS Health Corp.	1,398	129,539
DaVita, Inc.*	105	8,396
Elevance Health, Inc.	274	132,227
HCA Healthcare, Inc.	292	49,073
Henry Schein, Inc.*	139	10,667
Humana, Inc.	145	67,870
Laboratory Corp. of America Holdings	105	24,608
McKesson Corp.	194	63,285
Molina Healthcare, Inc.*	68	19,013
Quest Diagnostics, Inc.	139	18,484
UnitedHealth Group, Inc.	1,030	529,039
Universal Health Services, Inc., Class B	89	8,963

		1,267,892

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	336	39,907
Bio-Rad Laboratories, Inc., Class A*	25	12,375
Bio-Techne Corp.	41	14,212
Charles River Laboratories International, Inc.*	58	12,410
Danaher Corp.	691	175,182
Illumina, Inc.*	163	30,051
IQVIA Holdings, Inc.*	194	42,096
Mettler-Toledo International, Inc.*	31	35,612
PerkinElmer, Inc.	139	19,769
Thermo Fisher Scientific, Inc.	437	237,413
Waters Corp.*	87	28,795
West Pharmaceutical Services, Inc.	77	23,283

		671,105

Pharmaceuticals (1.7%)
Bristol-Myers Squibb Co.	2,530	194,810
Catalent, Inc.*	169	18,132
Eli Lilly and Co.	903	292,780
Johnson & Johnson	2,835	503,241

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Merck & Co., Inc.	2,776	$253,088
Organon & Co.	274	9,247
Pfizer, Inc.	5,978	313,427
Viatris, Inc.	1,338	14,009
Zoetis, Inc.	497	85,429

		1,684,163

Total Health Care		5,340,234

Industrials (2.8%)
Aerospace & Defense (0.6%)
Boeing Co. (The)*	569	77,794
General Dynamics Corp.	252	55,755
Howmet Aerospace, Inc.	411	12,926
Huntington Ingalls Industries, Inc.	41	8,931
L3Harris Technologies, Inc.	243	58,733
Lockheed Martin Corp.	274	117,809
Northrop Grumman Corp.	173	82,792
Raytheon Technologies Corp.	1,562	150,124
Textron, Inc.	243	14,840
TransDigm Group, Inc.*	58	31,127

		610,831

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	163	16,523
Expeditors International of Washington, Inc.	190	18,518
FedEx Corp.	262	59,398
United Parcel Service, Inc., Class B	756	138,000

		232,439

Airlines (0.1%)
Alaska Air Group, Inc.*	130	5,207
American Airlines Group, Inc.*	462	5,858
Delta Air Lines, Inc.*	627	18,164
Southwest Airlines Co.*	497	17,952
United Airlines Holdings, Inc.*	255	9,032

		56,213

Building Products (0.1%)
A O Smith Corp.	173	9,460
Allegion plc	105	10,279
Carrier Global Corp.	870	31,024
Fortune Brands Home & Security, Inc.	142	8,503
Johnson Controls International plc	867	41,512
Masco Corp.	320	16,192
Trane Technologies plc	262	34,026

		150,996

Commercial Services & Supplies (0.2%)
Cintas Corp.	87	32,497
Copart, Inc.*	204	22,167
Republic Services, Inc.	231	30,231
Rollins, Inc.	224	7,822
Waste Management, Inc.	411	62,875

		155,592

Construction & Engineering (0.0%)†
Quanta Services, Inc.	139	17,422

Electrical Equipment (0.2%)
AMETEK, Inc.	262	28,791
Eaton Corp. plc	461	58,081
Emerson Electric Co.	636	50,588
Generac Holdings, Inc.*	65	13,688
Rockwell Automation, Inc.	132	26,309

		177,457

Industrial Conglomerates (0.3%)
3M Co.	602	77,905
General Electric Co.	1,189	75,703
Honeywell International, Inc.	774	134,529

		288,137

Machinery (0.5%)
Caterpillar, Inc.	602	107,614
Cummins, Inc.	178	34,448
Deere & Co.	338	101,221
Dover Corp.	166	20,139
Fortive Corp.	336	18,272
IDEX Corp.	96	17,436
Illinois Tool Works, Inc.	314	57,226
Ingersoll Rand, Inc.	224	9,426
Nordson Corp.	53	10,729
Otis Worldwide Corp.	437	30,883
PACCAR, Inc.	372	30,630
Parker-Hannifin Corp.	139	34,201
Pentair plc	209	9,566
Snap-on, Inc.	62	12,216
Stanley Black & Decker, Inc.	173	18,141
Westinghouse Air Brake Technologies Corp.	204	16,744
Xylem, Inc.	204	15,949

		544,841

Professional Services (0.1%)
Equifax, Inc.	132	24,127
Jacobs Engineering Group, Inc.	145	18,434
Leidos Holdings, Inc.	139	13,999
Nielsen Holdings plc	421	9,776
Robert Half International, Inc.	145	10,859
Verisk Analytics, Inc.	173	29,944

		107,139

Road & Rail (0.4%)
CSX Corp.	2,598	75,498
JB Hunt Transport Services, Inc.	105	16,534
Norfolk Southern Corp.	292	66,369
Old Dominion Freight Line, Inc.	130	33,316
Union Pacific Corp.	756	161,240

		352,957

Trading Companies & Distributors (0.1%)
Fastenal Co.	602	30,052
United Rentals, Inc.*	87	21,133
WW Grainger, Inc.	50	22,721

		73,906

Total Industrials		2,767,930

Information Technology (9.8%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	262	24,560
Cisco Systems, Inc.	4,560	194,438
F5, Inc.*	65	9,948

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Juniper Networks, Inc.	336	$9,576
Motorola Solutions, Inc.	173	36,261

		274,783

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	630	40,560
CDW Corp.	163	25,682
Corning, Inc.	839	26,437
Keysight Technologies, Inc.*	194	26,743
TE Connectivity Ltd.	365	41,300
Teledyne Technologies, Inc.*	58	21,756
Trimble, Inc.*	249	14,499
Zebra Technologies Corp., Class A*	58	17,049

		214,026

IT Services (1.6%)
Accenture plc, Class A	677	187,969
Akamai Technologies, Inc.*	194	17,718
Automatic Data Processing, Inc.	470	98,719
Broadridge Financial Solutions, Inc.	105	14,968
Cognizant Technology Solutions Corp., Class A	602	40,629
DXC Technology Co.*	310	9,396
EPAM Systems, Inc.*	62	18,276
Fidelity National Information Services, Inc.	661	60,594
Fiserv, Inc.*	602	53,560
FleetCor Technologies, Inc.*	105	22,062
Gartner, Inc.*	105	25,392
Global Payments, Inc.	320	35,405
International Business Machines Corp.	937	132,295
Jack Henry & Associates, Inc.	87	15,662
Mastercard, Inc., Class A	959	302,545
Paychex, Inc.	336	38,260
PayPal Holdings, Inc.*	1,269	88,627
VeriSign, Inc.*	105	17,570
Visa, Inc., Class A	1,850	364,246

		1,543,893

Semiconductors & Semiconductor Equipment (1.8%)
Advanced Micro Devices, Inc.*	1,602	122,505
Analog Devices, Inc.	590	86,193
Applied Materials, Inc.	968	88,069
Broadcom, Inc.	437	212,299
Enphase Energy, Inc.*	132	25,772
Intel Corp.	4,803	179,680
KLA Corp.	173	55,201
Lam Research Corp.	163	69,462
Microchip Technology, Inc.	485	28,169
Micron Technology, Inc.	1,180	65,230
Monolithic Power Systems, Inc.	50	19,202
NVIDIA Corp.	2,644	400,804
NXP Semiconductors NV	307	45,445
ON Semiconductor Corp.*	447	22,489
Qorvo, Inc.*	139	13,110
QUALCOMM, Inc.	1,319	168,489
Skyworks Solutions, Inc.	190	17,602
SolarEdge Technologies, Inc.*	58	15,873
Teradyne, Inc.	190	17,015
Texas Instruments, Inc.	1,011	155,340

		1,807,949

Software (3.2%)
Adobe, Inc.*	523	191,449
ANSYS, Inc.*	96	22,972
Autodesk, Inc.*	231	39,723
Cadence Design Systems, Inc.*	310	46,509
Ceridian HCM Holding, Inc.*	147	6,921
Citrix Systems, Inc.	139	13,507
Fortinet, Inc.*	695	39,323
Intuit, Inc.	274	105,611
Microsoft Corp.	8,253	2,119,618
NortonLifeLock, Inc.	627	13,769
Oracle Corp.	2,367	165,382
Paycom Software, Inc.*	58	16,247
PTC, Inc.*	108	11,485
Roper Technologies, Inc.	105	41,438
Salesforce, Inc.*	937	154,642
ServiceNow, Inc.*	231	109,845
Synopsys, Inc.*	166	50,414
Tyler Technologies, Inc.*	46	15,294

		3,164,149

Technology Hardware, Storage & Peripherals (2.7%)
Apple, Inc.	18,326	2,505,531
Hewlett Packard Enterprise Co.	1,398	18,537
HP, Inc.	1,638	53,694
NetApp, Inc.	262	17,093
Seagate Technology Holdings plc	252	18,003
Western Digital Corp.*	329	14,749

		2,627,607

Total Information Technology		9,632,407

Materials (1.0%)
Chemicals (0.7%)
Air Products and Chemicals, Inc.	243	58,437
Albemarle Corp.	139	29,048
Celanese Corp.	139	16,348
CF Industries Holdings, Inc.	255	21,861
Corteva, Inc.	855	46,290
Dow, Inc.	793	40,927
DuPont de Nemours, Inc.	381	21,176
Eastman Chemical Co.	147	13,196
Ecolab, Inc.	274	42,130
FMC Corp.	139	14,874
International Flavors & Fragrances, Inc.	430	51,222
Linde plc	569	163,605
LyondellBasell Industries NV, Class A	292	25,538
Mosaic Co. (The)	421	19,884
PPG Industries, Inc.	262	29,957
Sherwin-Williams Co. (The)	274	61,351

		655,844

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	65	19,451
Vulcan Materials Co.	139	19,752

		39,203

Containers & Packaging (0.1%)
Amcor plc	1,764	21,926
Avery Dennison Corp.	96	15,540
Ball Corp.	344	23,657
International Paper Co.	396	16,565

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Packaging Corp. of America	105	$14,437
Sealed Air Corp.	139	8,023
Westrock Co.	305	12,151

		112,299

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	1,682	49,215
Newmont Corp.	867	51,734
Nucor Corp.	320	33,411

		134,360

Total Materials		941,706

Real Estate (0.9%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
Alexandria Real Estate Equities, Inc. (REIT)	132	19,144
American Tower Corp. (REIT)	470	120,127
AvalonBay Communities, Inc. (REIT)	163	31,663
Boston Properties, Inc. (REIT)	145	12,902
Camden Property Trust (REIT)	120	16,138
Crown Castle International Corp. (REIT)	442	74,424
Digital Realty Trust, Inc. (REIT)	209	27,135
Duke Realty Corp. (REIT)	411	22,584
Equinix, Inc. (REIT)	96	63,074
Equity Residential (REIT)	391	28,238
Essex Property Trust, Inc. (REIT)	72	18,829
Extra Space Storage, Inc. (REIT)	132	22,456
Federal Realty OP LP (REIT)	87	8,329
Healthpeak Properties, Inc. (REIT)	553	14,328
Host Hotels & Resorts, Inc. (REIT)	857	13,438
Iron Mountain, Inc. (REIT)	336	16,360
Kimco Realty Corp. (REIT)	411	8,126
Mid-America Apartment Communities, Inc. (REIT)	132	23,056
Prologis, Inc. (REIT)	691	81,296
Public Storage (REIT)	163	50,965
Realty Income Corp. (REIT)	344	23,481
Regency Centers Corp. (REIT)	169	10,023
SBA Communications Corp. (REIT)	105	33,605
Simon Property Group, Inc. (REIT)	329	31,229
UDR, Inc. (REIT)	292	13,444
Ventas, Inc. (REIT)	391	20,109
VICI Properties, Inc. (REIT)	965	28,747
Vornado Realty Trust (REIT)	185	5,289
Welltower, Inc. (REIT)	421	34,669
Weyerhaeuser Co. (REIT)	781	25,867

		899,075

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	375	27,604

Total Real Estate		926,679

Utilities (1.0%)
Electric Utilities (0.7%)
Alliant Energy Corp.	274	16,059
American Electric Power Co., Inc.	538	51,616
Constellation Energy Corp.	350	20,041
Duke Energy Corp.	774	82,980
Edison International	391	24,727
Entergy Corp.	209	23,542
Evergy, Inc.	274	17,878
Eversource Energy	336	28,382
Exelon Corp.	1,054	47,767
FirstEnergy Corp.	581	22,305
NextEra Energy, Inc.	2,119	164,138
NRG Energy, Inc.	274	10,459
Pinnacle West Capital Corp.	127	9,286
PPL Corp.	768	20,836
Southern Co. (The)	1,115	79,511
Xcel Energy, Inc.	569	40,262

		659,789

Gas Utilities (0.0%)†
Atmos Energy Corp.	132	14,797

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	677	14,224

Multi-Utilities (0.3%)
Ameren Corp.	262	23,674
CenterPoint Energy, Inc.	578	17,097
CMS Energy Corp.	314	21,195
Consolidated Edison, Inc.	365	34,712
Dominion Energy, Inc.	867	69,195
DTE Energy Co.	204	25,857
NiSource, Inc.	406	11,973
Public Service Enterprise Group, Inc.	531	33,602
Sempra Energy	305	45,832
WEC Energy Group, Inc.	336	33,815

		316,952

Water Utilities (0.0%)†
American Water Works Co., Inc.	190	28,266

Total Utilities		1,034,028

Total Common Stocks (35.9%) (Cost $32,176,049)		35,322,837

EXCHANGE TRADED FUNDS (ETF):
Equity (1.9%)
iShares Core S&P 500 ETF	4,135	1,567,785
iShares Core S&P Mid-Cap ETF	836	189,128
iShares MSCI EAFE ETF	1,138	71,114
iShares Russell 2000 ETF	316	53,518

Total Exchange Traded Funds (1.9%) (Cost $1,878,227)		1,881,545

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Security (0.2%)
United Airlines Pass-Through Trust,
Series 2020-1 A 5.875%, 10/15/27	$169,368	166,455

Corporate Bonds (39.9%)
Communication Services (3.8%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc. 1.650%, 2/1/28	100,000	86,383
4.350%, 3/1/29	100,000	98,594
4.300%, 2/15/30	400,000	391,044
British Telecommunications plc 9.625%, 12/15/30 (e)	75,000	93,458

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Verizon Communications, Inc. 4.329%, 9/21/28	$200,000	$198,882
4.016%, 12/3/29	195,000	189,175
3.150%, 3/22/30	125,000	113,883
2.550%, 3/21/31	300,000	256,760
2.355%, 3/15/32	150,000	124,604

		1,552,783

Entertainment (0.5%)
Magallanes, Inc. 4.279%, 3/15/32§	200,000	179,318
Walt Disney Co. (The)
2.000%, 9/1/29	110,000	94,790
2.650%, 1/13/31	200,000	175,653

		449,761

Media (1.1%)
Charter Communications Operating LLC
5.050%, 3/30/29	100,000	95,913
2.800%, 4/1/31	175,000	140,208
Comcast Corp.
3.150%, 2/15/28	100,000	95,268
4.150%, 10/15/28	340,000	339,479
3.400%, 4/1/30	225,000	211,609
Discovery Communications LLC
3.950%, 3/20/28	86,000	80,900
Paramount Global
4.950%, 1/15/31	100,000	95,430

		1,058,807

Wireless Telecommunication Services (0.6%)
T-Mobile USA, Inc.
3.875%, 4/15/30	420,000	392,750
2.550%, 2/15/31	170,000	143,145
Vodafone Group plc
4.375%, 5/30/28	110,000	109,216

		645,111

Total Communication Services		3,706,462

Consumer Discretionary (2.3%)
Automobiles (0.2%)
General Motors Co.
5.000%, 10/1/28	200,000	194,228

Hotels, Restaurants & Leisure (0.6%)
Expedia Group, Inc.
3.250%, 2/15/30	190,000	157,865
Marriott International, Inc.
Series FF 4.625%, 6/15/30	54,000	51,822
McDonald’s Corp.
2.625%, 9/1/29	150,000	134,367
2.125%, 3/1/30	100,000	85,985
Starbucks Corp.
3.550%, 8/15/29	195,000	183,236

		613,275

Internet & Direct Marketing Retail (0.5%)
Amazon.com, Inc.
3.150%, 8/22/27	150,000	145,831
2.100%, 5/12/31	352,000	301,973

		447,804

Specialty Retail (0.9%)
Home Depot, Inc. (The)
3.900%, 12/6/28	200,000	199,876
2.950%, 6/15/29	200,000	187,350
3.250%, 4/15/32	70,000	65,075
Lowe’s Cos., Inc.
1.700%, 10/15/30	175,000	140,892
2.625%, 4/1/31	390,000	333,241

		926,434

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc.
2.850%, 3/27/30	50,000	45,945

Total Consumer Discretionary		2,227,686

Consumer Staples (2.8%)
Beverages (1.1%)
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/29	300,000	305,697
4.900%, 1/23/31	140,000	143,827
Coca-Cola Co. (The)
2.125%, 9/6/29	170,000	151,711
1.375%, 3/15/31	50,000	40,661
Constellation Brands, Inc.
3.150%, 8/1/29	175,000	158,084
PepsiCo, Inc.
3.000%, 10/15/27	125,000	121,702
1.625%, 5/1/30	175,000	148,677

		1,070,359

Food & Staples Retailing (0.6%)
Costco Wholesale Corp.
1.600%, 4/20/30	163,000	137,609
Kroger Co. (The)
2.200%, 5/1/30	100,000	84,723
Sysco Corp.
3.250%, 7/15/27	50,000	47,709
2.400%, 2/15/30	50,000	42,822
Walmart, Inc.
3.700%, 6/26/28	75,000	74,633
1.800%, 9/22/31	280,000	236,840

		624,336

Food Products (0.3%)
Conagra Brands, Inc.
4.850%, 11/1/28	106,000	104,587
General Mills, Inc.
4.200%, 4/17/28	100,000	98,973
Unilever Capital Corp.
3.500%, 3/22/28	100,000	97,707

		301,267

Household Products (0.2%)
Procter & Gamble Co. (The)
3.000%, 3/25/30	150,000	141,720

Tobacco (0.6%)
Altria Group, Inc.
4.800%, 2/14/29	160,000	151,883
BAT Capital Corp.
3.557%, 8/15/27	230,000	210,472
2.726%, 3/25/31	210,000	165,765

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Philip Morris International, Inc.
3.375%, 8/15/29	$64,000	$57,974

		586,094

Total Consumer Staples		2,723,776

Energy (3.2%)
Oil, Gas & Consumable Fuels (3.2%)
BP Capital Markets America, Inc.
4.234%, 11/6/28	300,000	298,043
1.749%, 8/10/30	155,000	127,148
2.721%, 1/12/32	70,000	60,288
Chevron Corp.
2.236%, 5/11/30	170,000	149,942
ConocoPhillips Co.
6.950%, 4/15/29	100,000	114,846
Energy Transfer LP
5.500%, 6/1/27	115,000	115,866
4.950%, 6/15/28	100,000	98,667
3.750%, 5/15/30	130,000	117,315
Enterprise Products Operating LLC
4.150%, 10/16/28	200,000	194,876
Exxon Mobil Corp.
3.482%, 3/19/30	100,000	96,063
2.610%, 10/15/30	175,000	157,330
Kinder Morgan, Inc.
4.300%, 3/1/28	200,000	194,875
2.000%, 2/15/31	50,000	40,098
MPLX LP
4.000%, 3/15/28	155,000	147,082
2.650%, 8/15/30	75,000	62,728
ONEOK, Inc.
4.000%, 7/13/27	150,000	144,686
3.100%, 3/15/30	50,000	43,063
Sabine Pass Liquefaction LLC 4.500%, 5/15/30	185,000	177,967
Targa Resources Partners LP 4.875%, 2/1/31	200,000	182,052
TotalEnergies Capital International SA 2.829%, 1/10/30	180,000	163,238
TransCanada PipeLines Ltd. 4.100%, 4/15/30	155,000	148,160
Valero Energy Corp.
4.000%, 4/1/29	193,000	183,100
7.500%, 4/15/32	50,000	58,337
Williams Cos., Inc. (The) 2.600%, 3/15/31	100,000	83,802

Total Energy		3,159,572

Financials (13.8%)
Banks (9.4%)
Bank of America Corp. 3.419%, 12/20/28	875,000	815,873
(ICE LIBOR USD 3 Month + 0.99%), 2.496%, 2/13/31 (k)	500,000	422,537
(SOFR + 1.53%), 1.898%, 7/23/31 (k)	200,000	160,662
(SOFR + 1.32%), 2.687%, 4/22/32 (k)	500,000	420,736
(SOFR + 1.22%), 2.299%, 7/21/32 (k)	325,000	263,098
(SOFR + 1.83%), 4.571%, 4/27/33 (k)	100,000	97,391
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 2.645%, 6/24/31 (k)	250,000	207,848
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.894%, 11/24/32 (k)	200,000	160,817
Citigroup, Inc. 4.450%, 9/29/27	430,000	421,483
(SOFR + 3.91%), 4.412%, 3/31/31 (k)	350,000	333,629
(SOFR + 2.11%), 2.572%, 6/3/31 (k)	450,000	377,783
(SOFR + 1.35%), 3.057%, 1/25/33 (k)	250,000	211,960
HSBC Holdings plc 4.950%, 3/31/30	300,000	295,746
(SOFR + 1.19%), 2.804%, 5/24/32 (k)	550,000	451,214
JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 0.95%), 3.509%, 1/23/29 (k)	190,000	178,066
(ICE LIBOR USD 3 Month + 1.33%), 4.452%, 12/5/29 (k)	460,000	450,178
(SOFR + 1.51%), 2.739%, 10/15/30 (k)	300,000	262,024
(SOFR + 1.25%), 2.580%, 4/22/32 (k)	600,000	503,592
(SOFR + 1.26%), 2.963%, 1/25/33 (k)	250,000	214,401
Lloyds Banking Group plc
(ICE LIBOR USD 3 Month + 1.21%), 3.574%, 11/7/28 (k)	200,000	187,659
Mitsubishi UFJ Financial Group, Inc. 3.741%, 3/7/29	325,000	305,815
Mizuho Financial Group, Inc. 4.018%, 3/5/28	200,000	192,014
NatWest Group plc
(ICE LIBOR USD 3 Month + 1.91%), 5.076%, 1/27/30 (k)	200,000	196,541
PNC Financial Services Group, Inc. (The) 3.450%, 4/23/29	250,000	232,672
2.550%, 1/22/30	50,000	43,563
Sumitomo Mitsui Financial Group, Inc. 3.364%, 7/12/27	70,000	66,636
3.040%, 7/16/29	450,000	402,531
Truist Financial Corp. 3.875%, 3/19/29	100,000	94,843
(SOFR + 0.86%), 1.887%, 6/7/29 (k)	50,000	42,985
US Bancorp 1.375%, 7/22/30	150,000	119,455
Wells Fargo & Co. 4.300%, 7/22/27	330,000	327,002
(SOFR + 1.43%), 2.879%, 10/30/30 (k)	255,000	223,904
(SOFR + 1.50%), 3.350%, 3/2/33 (k)	330,000	292,829

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Westpac Banking Corp. 2.650%, 1/16/30	$200,000	$178,033
2.150%, 6/3/31	150,000	126,313

		9,281,833

Capital Markets (3.0%)
Bank of New York Mellon Corp. (The) 3.300%, 8/23/29	200,000	184,081
BlackRock, Inc. 1.900%, 1/28/31	173,000	143,754
Charles Schwab Corp. (The)
2.000%, 3/20/28	100,000	89,401
3.250%, 5/22/29	150,000	139,962
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.30%), 4.223%, 5/1/29 (k)	200,000	193,283
3.800%, 3/15/30	350,000	325,079
(SOFR + 1.28%), 2.615%, 4/22/32 (k)	210,000	174,401
2.383%, 7/21/32	350,000	283,518
Morgan Stanley
(SOFR + 1.14%), 2.699%, 1/22/31 (k)	500,000	432,855
(SOFR + 1.18%), 2.239%, 7/21/32 (k)	800,000	648,362
S&P Global, Inc. 2.900%, 3/1/32§	250,000	223,347
State Street Corp. 2.400%, 1/24/30	165,000	143,915

		2,981,958

Consumer Finance (1.1%)
AerCap Ireland Capital DAC
3.000%, 10/29/28	150,000	126,930
3.300%, 1/30/32	300,000	239,439
Ally Financial, Inc.
2.200%, 11/2/28	60,000	49,090
8.000%, 11/1/31	100,000	111,084
Capital One Financial Corp.
3.800%, 1/31/28	125,000	117,590
John Deere Capital Corp.
1.450%, 1/15/31	130,000	105,980
Toyota Motor Credit Corp.
3.375%, 4/1/30	290,000	273,487

		1,023,600

Diversified Financial Services (0.2%)
Shell International Finance BV
2.375%, 11/7/29	240,000	212,128

Insurance (0.1%)
Aon Corp.
2.800%, 5/15/30	100,000	87,165

Total Financials		13,586,684

Health Care (4.0%)
Biotechnology (0.6%)
AbbVie, Inc.
4.250%, 11/14/28	200,000	197,993
3.200%, 11/21/29	150,000	137,991
Amgen, Inc.
2.300%, 2/25/31	300,000	255,569

		591,553

Health Care Equipment & Supplies (0.2%)
Baxter International, Inc.
2.272%, 12/1/28	100,000	87,503
2.539%, 2/1/32	80,000	67,564
Becton Dickinson and Co.
1.957%, 2/11/31	50,000	40,631

		195,698

Health Care Providers & Services (1.8%)
Cigna Corp.
3.050%, 10/15/27	130,000	122,441
4.375%, 10/15/28	140,000	138,563
CVS Health Corp.
4.300%, 3/25/28	275,000	271,344
3.250%, 8/15/29	300,000	274,601
Elevance Health, Inc.
4.101%, 3/1/28	100,000	98,387
2.550%, 3/15/31	200,000	173,211
HCA, Inc.
4.125%, 6/15/29	165,000	150,148
3.500%, 9/1/30	200,000	170,478
UnitedHealth Group, Inc.
2.300%, 5/15/31	275,000	237,977
4.200%, 5/15/32	100,000	100,048

		1,737,198

Pharmaceuticals (1.4%)
Astrazeneca Finance LLC
1.750%, 5/28/28	50,000	44,112
AstraZeneca plc
1.375%, 8/6/30	150,000	122,913
Bristol-Myers Squibb Co.
1.125%, 11/13/27	100,000	88,212
3.400%, 7/26/29	239,000	231,082
Johnson & Johnson
0.950%, 9/1/27	125,000	110,093
1.300%, 9/1/30	50,000	42,091
Merck & Co., Inc.
3.400%, 3/7/29	131,000	126,940
2.150%, 12/10/31	120,000	103,208
Novartis Capital Corp.
2.200%, 8/14/30	75,000	66,151
Pfizer, Inc.
2.625%, 4/1/30	250,000	228,706
Takeda Pharmaceutical Co. Ltd.
2.050%, 3/31/30	200,000	167,373
Viatris, Inc.
2.700%, 6/22/30	75,000	60,018

		1,390,899

Total Health Care		3,915,348

Industrials (2.5%)
Aerospace & Defense (1.2%)
Boeing Co. (The)
5.150%, 5/1/30	500,000	479,747
General Dynamics Corp.
3.625%, 4/1/30	150,000	145,626
L3Harris Technologies, Inc.
4.400%, 6/15/28	100,000	98,193
Northrop Grumman Corp.
3.250%, 1/15/28	150,000	142,690

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Raytheon Technologies Corp.
4.125%, 11/16/28	$380,000	$374,292

		1,240,548

Air Freight & Logistics (0.3%)
FedEx Corp.
3.100%, 8/5/29	200,000	182,579
United Parcel Service, Inc.
3.050%, 11/15/27	101,000	97,917

		280,496

Building Products (0.1%)
Carrier Global Corp.
2.722%, 2/15/30	150,000	129,197

Industrial Conglomerates (0.3%)
3M Co.
2.875%, 10/15/27	100,000	96,065
2.375%, 8/26/29	50,000	44,815
Honeywell International, Inc.
1.950%, 6/1/30	70,000	60,308
1.750%, 9/1/31	100,000	82,945

		284,133

Machinery (0.2%)
Deere & Co.
5.375%, 10/16/29	125,000	135,165
3.100%, 4/15/30	50,000	46,782

		181,947

Road & Rail (0.3%)
CSX Corp.
3.250%, 6/1/27	125,000	119,985
Union Pacific Corp.
3.700%, 3/1/29	140,000	136,030
2.375%, 5/20/31	50,000	43,391

		299,406

Trading Companies & Distributors (0.1%)
Air Lease Corp.
3.000%, 2/1/30	100,000	83,186

Total Industrials		2,498,913

Information Technology (2.7%)
IT Services (0.6%)
Fiserv, Inc.
3.500%, 7/1/29	225,000	205,635
International Business Machines Corp.
6.220%, 8/1/27	75,000	82,169
3.500%, 5/15/29	100,000	94,726
Mastercard, Inc.
2.950%, 6/1/29	125,000	116,754
Visa, Inc.
2.050%, 4/15/30	175,000	153,619

		652,903

Semiconductors & Semiconductor Equipment (0.7%)
Broadcom, Inc.
2.450%, 2/15/31§	500,000	401,966
Intel Corp.
3.900%, 3/25/30	75,000	73,613
NVIDIA Corp.
2.850%, 4/1/30	100,000	91,753
QUALCOMM, Inc.
1.650%, 5/20/32	150,000	121,667

		688,999

Software (0.7%)
Oracle Corp.
3.250%, 11/15/27	270,000	248,500
Roper Technologies, Inc.
2.950%, 9/15/29	200,000	177,121
Salesforce, Inc.
3.700%, 4/11/28	125,000	123,572
VMware, Inc.
3.900%, 8/21/27	114,000	109,261

		658,454

Technology Hardware, Storage & Peripherals (0.7%)
Apple, Inc.
2.900%, 9/12/27	205,000	197,716
1.200%, 2/8/28	250,000	219,854
1.250%, 8/20/30	50,000	41,214
1.650%, 2/8/31	250,000	210,434
Dell International LLC
5.300%, 10/1/29	50,000	49,300

		718,518

Total Information Technology		2,718,874

Materials (0.4%)
Chemicals (0.1%)
Dow Chemical Co. (The)
2.100%, 11/15/30	100,000	82,731

Containers & Packaging (0.1%)
WRKCo., Inc.
4.900%, 3/15/29	180,000	180,372

Metals & Mining (0.2%)
Freeport-McMoRan, Inc.
4.625%, 8/1/30	200,000	188,309

Total Materials		451,412

Real Estate (1.5%)
Equity Real Estate Investment Trusts (REITs) (1.5%)
Alexandria Real Estate Equities, Inc. (REIT)
3.950%, 1/15/28	65,000	62,982
American Tower Corp. (REIT)
3.600%, 1/15/28	50,000	46,479
3.800%, 8/15/29	150,000	137,728
1.875%, 10/15/30	110,000	86,016
AvalonBay Communities, Inc. (REIT)
2.050%, 1/15/32	110,000	90,911
Boston Properties LP (REIT)
3.250%, 1/30/31	100,000	86,513
Crown Castle International Corp. (REIT)
3.800%, 2/15/28	125,000	117,933
2.250%, 1/15/31	100,000	81,248
Equinix, Inc. (REIT)
3.200%, 11/18/29	115,000	101,706
3.900%, 4/15/32	100,000	90,620
Prologis LP (REIT) 2.250%, 4/15/30	100,000	86,483
Realty Income Corp. (REIT) 3.250%, 1/15/31	150,000	136,124
Simon Property Group LP (REIT) 1.750%, 2/1/28	200,000	170,728
Ventas Realty LP (REIT) 4.400%, 1/15/29	100,000	96,250

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Welltower, Inc. (REIT) 2.800%, 6/1/31	$100,000	$85,171

Total Real Estate		1,476,892

Utilities (2.9%)
Electric Utilities (2.2%)
American Electric Power Co., Inc.
2.300%, 3/1/30	50,000	42,352
Series J 4.300%, 12/1/28	75,000	73,103
Duke Energy Corp.
3.150%, 8/15/27	280,000	265,209
2.450%, 6/1/30	405,000	342,222
Entergy Corp.
1.900%, 6/15/28	50,000	42,972
2.800%, 6/15/30	140,000	120,323
Eversource Energy
Series R 1.650%, 8/15/30	200,000	159,579
Exelon Corp. 4.050%, 4/15/30	150,000	143,965
Nevada Power Co.
Series CC 3.700%, 5/1/29	80,000	77,221
NextEra Energy Capital Holdings, Inc. 2.250%, 6/1/30	430,000	361,808
Pacific Gas and Electric Co. 4.550%, 7/1/30	225,000	199,057
Public Service Electric & Gas Co. 1.900%, 8/15/31	150,000	124,995
Southern Co. (The)
Series A 3.700%, 4/30/30	185,000	171,781
Xcel Energy, Inc. 2.600%, 12/1/29	50,000	43,978

		2,168,565

Multi-Utilities (0.7%)
Ameren Corp. 3.500%, 1/15/31	150,000	137,014
Berkshire Hathaway Energy Co.
3.250%, 4/15/28	80,000	76,323
3.700%, 7/15/30	50,000	47,910
Dominion Energy, Inc. 4.250%, 6/1/28	75,000	73,988
Series C 3.375%, 4/1/30	200,000	182,939
Sempra Energy 3.400%, 2/1/28	180,000	170,012

		688,186

Total Utilities		2,856,751

Total Corporate Bonds		39,322,370

Total Long-Term Debt Securities (40.1%) (Cost $45,078,281)		39,488,825

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (19.1%)
JPMorgan Prime Money Market Fund, IM Shares	18,847,020	18,850,789

Total Short-Term Investment (19.1%) (Cost $18,856,037)		18,850,789

Total Investments in Securities (97.0%) (Cost $97,988,594)		95,543,996
Other Assets Less Liabilities (3.0%)		2,943,437

Net Assets (100%)		$98,487,433

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2022, the market value of these securities amounted to $804,631 or 0.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2022. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2022.

Glossary:

ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Futures contracts outstanding as of June 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	175	9/2022	USD	16,245,250	(592,945)
Russell 2000 E-Mini Index	29	9/2022	USD	2,476,600	(203,211)
S&P Midcap 400 E-Mini Index	9	9/2022	USD	2,041,200	(176,913)

					(973,069)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Security	$—	$166,455	$—	$166,455
Common Stocks
Communication Services	3,106,949	—	—	3,106,949
Consumer Discretionary	3,715,786	—	—	3,715,786
Consumer Staples	2,431,694	—	—	2,431,694
Energy	1,469,948	—	—	1,469,948
Financials	3,955,476	—	—	3,955,476
Health Care	5,340,234	—	—	5,340,234
Industrials	2,767,930	—	—	2,767,930
Information Technology	9,632,407	—	—	9,632,407
Materials	941,706	—	—	941,706
Real Estate	926,679	—	—	926,679
Utilities	1,034,028	—	—	1,034,028
Corporate Bonds
Communication Services	—	3,706,462	—	3,706,462
Consumer Discretionary	—	2,227,686	—	2,227,686
Consumer Staples	—	2,723,776	—	2,723,776
Energy	—	3,159,572	—	3,159,572
Financials	—	13,586,684	—	13,586,684
Health Care	—	3,915,348	—	3,915,348
Industrials	—	2,498,913	—	2,498,913
Information Technology	—	2,718,874	—	2,718,874
Materials	—	451,412	—	451,412
Real Estate	—	1,476,892	—	1,476,892
Utilities	—	2,856,751	—	2,856,751
Exchange Traded Funds	1,881,545	—	—	1,881,545
Short-Term Investment
Investment Company	18,850,789	—	—	18,850,789

Total Assets	$56,055,171	$39,488,825	$—	$95,543,996

Liabilities:
Futures	$(973,069)	$—	$—	$(973,069)

Total Liabilities	$(973,069)	$—	$—	$(973,069)

Total	$55,082,102	$39,488,825	$—	$94,570,927

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(973,069	)*

Total		$(973,069)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(2,881,745)	$(2,881,745)

Total	$(2,881,745)	$(2,881,745)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(1,298,834)	$(1,298,834)

Total	$(1,298,834)	$(1,298,834)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $21,967,000 during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$24,221,015
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$11,608,929

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,626,961
Aggregate gross unrealized depreciation	(8,402,058)

Net unrealized depreciation	$(3,775,097)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$98,346,024

For the six months ended June 30, 2022, the Portfolio incurred approximately $7 as brokerage commissions with Invesco Capital Markets, Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $97,988,594)	$95,543,996
Cash	499,714
Cash held as collateral at broker for futures	1,520,000
Dividends, interest and other receivables	420,940
Receivable for securities sold	365,384
Receivable for Portfolio shares sold	326,965
Other assets	4,491

Total assets	98,681,490

LIABILITIES
Due to broker for futures variation margin	67,684
Investment management fees payable	56,604
Distribution fees payable – Class IB	20,370
Administrative fees payable	9,997
Payable for Portfolio shares redeemed	113
Trustees’ fees payable	98
Accrued expenses	39,191

Total liabilities	194,057

NET ASSETS	$98,487,433

Net assets were comprised of:
Paid in capital	$111,371,148
Total distributable earnings (loss)	(12,883,715)

Net assets	$98,487,433

Class IB
Net asset value, offering and redemption price per share, $98,487,433 / 10,206,339 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.65

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Interest	$514,151
Dividends (net of $433 foreign withholding tax)	327,951

Total income	842,102

EXPENSES
Investment management fees	392,279
Distribution fees – Class IB	122,587
Administrative fees	58,808
Professional fees	26,386
Custodian fees	9,850
Printing and mailing expenses	9,693
Trustees’ fees	1,477
Miscellaneous	2,767

Gross expenses	623,847
Less: Waiver from investment manager	(46,146)

Net expenses	577,701

NET INVESTMENT INCOME (LOSS)	264,401

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(507,588)
Futures contracts	(2,881,745)

Net realized gain (loss)	(3,389,333)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(13,903,474)
Futures contracts	(1,298,834)

Net change in unrealized appreciation (depreciation)	(15,202,308)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(18,591,641)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(18,327,240)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$264,401	$216,200
Net realized gain (loss)	(3,389,333)	2,859,180
Net change in unrealized appreciation (depreciation)	(15,202,308)	4,608,034

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(18,327,240)	7,683,414

Distributions to shareholders:
Class IB	—	(7,333,000)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,644,580 and 2,806,747 shares, respectively ]	17,306,342	33,416,442
Capital shares issued in reinvestment of dividends and distributions [ 0 and 634,229 shares, respectively ]	—	7,333,000
Capital shares repurchased [ (105,801) and (165,507) shares, respectively ]	(1,126,728)	(1,956,259)

Total Class IB transactions	16,179,614	38,793,183

Class K (b)
Capital shares repurchased [ 0 and (1,080,146) shares, respectively ]	—	(12,480,107)

Total Class K transactions	—	(12,480,107)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	16,179,614	26,313,076

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,147,626)	26,663,490
NET ASSETS:
Beginning of period	100,635,059	73,971,569

End of period	$98,487,433	$100,635,059

(b) After the close of business on March 22, 2021, operations for Class K ceased and shares of seed capital were fully redeemed.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,				February 1, 2019* to December 31, 2019
Class IB			2021		2020
Net asset value, beginning of period	$11.61		$11.43		$10.99		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03		0.03		0.07		0.13
Net realized and unrealized gain (loss)	(1.99)		1.11		0.92		1.24

Total from investment operations	(1.96)		1.14		0.99		1.37

Less distributions:
Dividends from net investment income	—		(0.03)		(0.06)		(0.09)
Distributions from net realized gains	—		(0.93)		(0.49)		(0.29)

Total dividends and distributions	—		(0.96)		(0.55)		(0.38)

Net asset value, end of period	$9.65		$11.61		$11.43		$10.99

Total return (b)	(16.88)%		10.13%		9.14%		13.75%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$98,488		$100,635		$61,623		$30,019
Ratio of expenses to average net assets:
After waivers (a)(f)	1.18	%(j)	1.17	%(k)	1.17	%(k)	1.15	%(k)
Before waivers (a)(f)	1.27%		1.29%		1.38%		1.64%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.54%		0.25%		0.67%		1.34	%(l)
Before waivers (a)(f)	0.45%		0.14%		0.46%		0.85	%(l)
Portfolio turnover rate^	15	%(z)	42%		57%		114	%(z)

Class K	January 1, 2021 to March 22, 2021‡		Year Ended December 31, 2020		February 1, 2019* to December 31, 2019
Net asset value, beginning of period	$11.43		$10.99		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01		0.11		0.17
Net realized and unrealized gain (loss)	0.11		0.91		1.22

Total from investment operations	0.12		1.02		1.39

Less distributions:
Dividends from net investment income	—		(0.09)		(0.11)
Distributions from net realized gains	—		(0.49)		(0.29)

Total dividends and distributions	—		(0.58)		(0.40)

Net asset value, end of period	$11.55		$11.43		$10.99

Total return (b)	1.05%		9.39%		14.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$12,349		$11,288
Ratio of expenses to average net assets:
After waivers (a)(f)	0.92	%(k)	0.92	%(k)	0.90	%(k)
Before waivers (a)(f)	1.06%		1.13%		1.58%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.58%		0.97%		1.70	%(l)
Before waivers (a)(f)	0.44%		0.76%		1.02	%(l)
Portfolio turnover rate^	42%		57%		114	%(z)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
‡	After the close of business on March 22, 2021 operations for Class K ceased and shares were fully redeemed. The shares are no longer operational, but are still registered.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB and 0.95% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/JANUS ENTERPRISE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Information Technology	35.8%
Health Care	17.5
Industrials	13.9
Financials	13.8
Consumer Discretionary	7.8
Investment Companies	2.8
Communication Services	2.4
Real Estate	1.6
Materials	1.5
Repurchase Agreements	1.4
Utilities	1.1
Cash and Other	0.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IA
Actual	$1,000.00	$795.40	$4.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.63	5.21
Class IB
Actual	1,000.00	795.60	4.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.63	5.21
Class K
Actual	1,000.00	796.40	3.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.87	3.96

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.04%, 1.04% and 0.79%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.4%)
Entertainment (1.8%)
Liberty Media Corp.-Liberty Formula One, Class C*	362,746	$23,023,489

Interactive Media & Services (0.6%)
Ziff Davis, Inc.*	92,112	6,865,107

Total Communication Services		29,888,596

Consumer Discretionary (7.8%)
Auto Components (0.5%)
Visteon Corp.*	60,797	6,297,353

Diversified Consumer Services (1.5%)
Frontdoor, Inc.*	302,204	7,277,072
Terminix Global Holdings, Inc.*	296,596	12,056,628

		19,333,700

Hotels, Restaurants & Leisure (1.7%)
Aramark	402,342	12,323,736
Entain plc*	613,418	9,308,104

		21,631,840

Internet & Direct Marketing Retail (0.3%)
Wayfair, Inc., Class A (x)*	74,518	3,246,004

Multiline Retail (0.5%)
Dollar Tree, Inc.*	38,148	5,945,366

Specialty Retail (2.4%)
Burlington Stores, Inc.*	52,171	7,107,255
CarMax, Inc.*	256,572	23,214,635

		30,321,890

Textiles, Apparel & Luxury Goods (0.9%)
Gildan Activewear, Inc. (x)	420,467	12,101,040

Total Consumer Discretionary		98,877,193

Financials (13.8%)
Banks (0.4%)
SVB Financial Group*	14,383	5,681,141

Capital Markets (6.5%)
Cboe Global Markets, Inc.	109,121	12,351,406
Charles Schwab Corp. (The)	94,150	5,948,397
LPL Financial Holdings, Inc.	316,041	58,303,244
MSCI, Inc.	13,633	5,618,841

		82,221,888

Insurance (6.9%)
Aon plc, Class A	41,952	11,313,615
Intact Financial Corp.	257,408	36,307,487
Ryan Specialty Holdings, Inc., Class A*	227,285	8,907,299
W R Berkley Corp.	453,978	30,988,538

		87,516,939

Total Financials		175,419,968

Health Care (17.5%)
Biotechnology (2.7%)
Abcam plc (ADR) (x)*	215,791	3,120,338
Ascendis Pharma A/S (ADR) (x)*	73,748	6,855,614
BioMarin Pharmaceutical, Inc.*	128,584	10,655,756
Neurocrine Biosciences, Inc.*	76,993	7,505,277
Sarepta Therapeutics, Inc.*	82,105	6,154,591

		34,291,576

Health Care Equipment & Supplies (8.6%)
Boston Scientific Corp.*	887,701	33,084,616
Cooper Cos., Inc. (The)	43,001	13,464,473
Dentsply Sirona, Inc.	301,255	10,763,841
ICU Medical, Inc.*	96,386	15,844,895
STERIS plc	74,881	15,436,718
Teleflex, Inc.	81,923	20,140,770

		108,735,313

Life Sciences Tools & Services (4.0%)
Avantor, Inc.*	595,235	18,511,809
Illumina, Inc.*	44,329	8,172,495
PerkinElmer, Inc.	106,470	15,142,163
Waters Corp.*	26,987	8,932,157

		50,758,624

Pharmaceuticals (2.2%)
Catalent, Inc.*	178,889	19,193,001
Elanco Animal Health, Inc.*	464,096	9,110,204

		28,303,205

Total Health Care		222,088,718

Industrials (13.9%)
Aerospace & Defense (1.8%)
L3Harris Technologies, Inc.	95,336	23,042,711

Airlines (0.8%)
Ryanair Holdings plc (ADR)*	157,553	10,595,439

Commercial Services & Supplies (1.9%)
Cimpress plc*	122,892	4,780,499
Rentokil Initial plc	333,085	1,925,175
Ritchie Bros Auctioneers, Inc.	268,184	17,448,051

		24,153,725

Electrical Equipment (2.8%)
Regal Rexnord Corp.	52,936	6,009,295
Sensata Technologies Holding plc	694,842	28,703,923

		34,713,218

Machinery (2.6%)
Ingersoll Rand, Inc.	396,459	16,682,995
Westinghouse Air Brake Technologies Corp.	196,216	16,105,409

		32,788,404

Professional Services (0.2%)
Upwork, Inc.*	135,505	2,802,243

Road & Rail (2.5%)
JB Hunt Transport Services, Inc.	196,903	31,006,316

Trading Companies & Distributors (1.3%)
Ferguson plc (x)	147,527	16,332,714

Total Industrials		175,434,770

Information Technology (35.8%)
Electronic Equipment, Instruments & Components (6.9%)
Flex Ltd.*	1,278,355	18,497,797
National Instruments Corp.	499,402	15,596,325

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
TE Connectivity Ltd.	295,342	$33,417,947
Teledyne Technologies, Inc.*	53,185	19,950,225

		87,462,294

IT Services (14.2%)
Amdocs Ltd.	402,125	33,501,034
Broadridge Financial Solutions, Inc.	138,745	19,778,100
Fidelity National Information Services, Inc.	195,336	17,906,451
Global Payments, Inc.	137,953	15,263,119
GoDaddy, Inc., Class A*	416,955	29,003,390
SS&C Technologies Holdings, Inc.	610,027	35,424,268
WEX, Inc.*	183,549	28,552,882

		179,429,244

Semiconductors & Semiconductor Equipment (8.2%)
KLA Corp.	84,581	26,988,106
Lam Research Corp.	23,207	9,889,663
Microchip Technology, Inc.	299,328	17,384,970
NXP Semiconductors NV	85,803	12,701,418
ON Semiconductor Corp.*	739,719	37,215,263

		104,179,420

Software (6.5%)
Atlassian Corp. plc, Class A*	37,660	7,057,484
Ceridian HCM Holding, Inc.*	301,421	14,190,901
Constellation Software, Inc.	25,339	37,616,171
Dolby Laboratories, Inc., Class A	82,648	5,914,291
Dynatrace, Inc.*	103,683	4,089,257
Nice Ltd. (ADR) (x)*	49,758	9,575,927
Topicus.com, Inc.*	64,168	3,620,666

		82,064,697

Total Information Technology		453,135,655

Materials (1.5%)
Chemicals (0.4%)
Corteva, Inc.	96,586	5,229,166

Containers & Packaging (1.1%)
Sealed Air Corp.	228,659	13,198,197

Total Materials		18,427,363

Real Estate (1.6%)
Equity Real Estate Investment Trusts (REITs) (1.5%)
Lamar Advertising Co. (REIT), Class A	213,256	18,760,130

Real Estate Management & Development (0.1%)
Redfin Corp. (x)*	219,919	1,812,133

Total Real Estate		20,572,263

Utilities (1.1%)
Electric Utilities (1.1%)
Alliant Energy Corp.	245,943	14,414,719

Total Utilities		14,414,719

Total Common Stocks (95.4%) (Cost $942,334,326)		1,208,259,245

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Oncternal Therapeutics, Inc., CVR (r)* (Cost $—)	29	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (2.8%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	2,000,000	2,000,000
JPMorgan Prime Money Market Fund, IM Shares	33,259,562	33,266,215

Total Investment Companies		35,266,215

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.4%)
Deutsche Bank Securities, Inc., 1.45%, dated 6/30/22, due 7/1/22, repurchase price $13,307,000, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $13,572,593. (xx)	$13,306,464	13,306,464
MetLife, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $1,000,042, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-11/15/47; total market value $1,020,451. (xx)	1,000,000	1,000,000
National Bank of Canada, 1.70%, dated 6/30/22, due 7/7/22, repurchase price $2,400,793, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 11/3/22-2/15/51; total market value $2,646,737. (xx)	2,400,000	2,400,000
Societe Generale SA, 1.62%, dated 6/30/22, due 7/1/22, repurchase price $1,100,050, collateralized by various Common Stocks; total market value $1,222,509. (xx)	1,100,000	1,100,000

Total Repurchase Agreements		17,806,464

Total Short-Term Investments (4.2%) (Cost $53,084,023)		53,072,679

Total Investments in Securities (99.6%) (Cost $995,418,349)		1,261,331,924
Other Assets Less Liabilities (0.4%)		5,189,720

Net Assets (100%)		$1,266,521,644

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

*	Non-income producing.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $18,770,080. This was collateralized by cash of $19,806,464 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right

Country Diversification As a Percentage of Total Net Assets
Canada	8.2%
China	1.0
Denmark	0.5
Ireland	1.2
Israel	0.8
Netherlands	0.3
Switzerland	2.6
United Kingdom	1.1
United States	83.9
Cash and Other	0.4

100.0%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$29,888,596	$—	$—		$29,888,596
Consumer Discretionary	89,569,089	9,308,104	—		98,877,193
Financials	175,419,968	—	—		175,419,968
Health Care	222,088,718	—	—		222,088,718
Industrials	173,509,595	1,925,175	—		175,434,770
Information Technology	453,135,655	—	—		453,135,655
Materials	18,427,363	—	—		18,427,363
Real Estate	20,572,263	—	—		20,572,263
Utilities	14,414,719	—	—		14,414,719
Right
Health Care	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Companies	35,266,215	—	—		35,266,215
Repurchase Agreements	—	17,806,464	—		17,806,464

Total Assets	$1,232,292,181	$29,039,743	$—		$1,261,331,924

Total Liabilities	$—	$—	$—		$—

Total	$1,232,292,181	$29,039,743	$—		$1,261,331,924

(a)	Value is zero.

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$139,778,326
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$164,362,155

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$350,254,241
Aggregate gross unrealized depreciation	(84,565,550)

Net unrealized appreciation	$265,688,691

Federal income tax cost of investments in securities and derivative instruments, if applicable	$995,643,233

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $977,611,885)	$1,243,525,460
Repurchase Agreements (Cost $17,806,464)	17,806,464
Cash	24,671,514
Foreign cash (Cost $37,927)	37,957
Receivable for securities sold	3,226,230
Dividends, interest and other receivables	737,713
Receivable for Portfolio shares sold	119,779
Securities lending income receivable	3,779
Other assets	14,773

Total assets	1,290,143,669

LIABILITIES
Payable for return of collateral on securities loaned	19,806,464
Payable for securities purchased	2,063,499
Investment management fees payable	724,633
Payable for Portfolio shares redeemed	620,842
Distribution fees payable – Class IB	210,779
Administrative fees payable	98,557
Distribution fees payable – Class IA	23,286
Trustees’ fees payable	220
Accrued expenses	73,745

Total liabilities	23,622,025

NET ASSETS	$1,266,521,644

Net assets were comprised of:
Paid in capital	$944,305,009
Total distributable earnings (loss)	322,216,635

Net assets	$1,266,521,644

Class IA
Net asset value, offering and redemption price per share, $109,271,917 / 5,710,933 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.13

Class IB
Net asset value, offering and redemption price per share, $990,504,035 / 52,805,959 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.76

Class K
Net asset value, offering and redemption price per share, $166,745,692 / 8,460,676 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.71

(x)	Includes value of securities on loan of $18,770,080.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (net of $131,676 foreign withholding tax)	$5,486,345
Interest	22,606
Securities lending (net)	13,804

Total income	5,522,755

EXPENSES
Investment management fees	4,784,667
Distribution fees – Class IB	1,406,598
Administrative fees	647,511
Distribution fees – Class IA	155,859
Custodian fees	46,168
Professional fees	44,238
Printing and mailing expenses	29,740
Trustees’ fees	22,113
Miscellaneous	16,513

Total expenses	7,153,407

NET INVESTMENT INCOME (LOSS)	(1,630,652)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	30,580,918
Foreign currency transactions	(7,323)

Net realized gain (loss)	30,573,595

Change in unrealized appreciation (depreciation) on:
Investments in securities	(355,289,963)
Foreign currency translations	(342)

Net change in unrealized appreciation (depreciation)	(355,290,305)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(324,716,710)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(326,347,362)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,630,652)	$(5,082,330)
Net realized gain (loss)	30,573,595	175,971,144
Net change in unrealized appreciation (depreciation)	(355,290,305)	72,660,476

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(326,347,362)	243,549,290

Distributions to shareholders:
Class IA	—	(14,620,145)
Class IB	—	(133,767,603)
Class K	—	(18,539,724)

Total distributions to shareholders	—	(166,927,472)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 90,554 and 223,252 shares, respectively ]	1,933,496	5,559,960
Capital shares issued in reinvestment of dividends and distributions [ 0 and 618,635 shares, respectively ]	—	14,620,145
Capital shares repurchased [ (342,641) and (696,292) shares, respectively ]	(7,333,934)	(17,252,934)

Total Class IA transactions	(5,400,438)	2,927,171

Class IB
Capital shares sold [ 933,968 and 1,696,852 shares, respectively ]	19,692,864	41,367,981
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,772,263 shares, respectively ]	—	133,767,603
Capital shares repurchased [ (2,881,081) and (5,588,671) shares, respectively ]	(60,365,852)	(135,846,677)

Total Class IB transactions	(40,672,988)	39,288,907

Class K
Capital shares sold [ 1,490,100 and 166,362 shares, respectively ]	30,663,281	4,223,356
Capital shares issued in reinvestment of dividends and distributions [ 0 and 762,247 shares, respectively ]	—	18,539,724
Capital shares repurchased [ (440,219) and (1,789,410) shares, respectively ]	(9,653,860)	(44,009,464)

Total Class K transactions	21,009,421	(21,246,384)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(25,064,005)	20,969,694

TOTAL INCREASE (DECREASE) IN NET ASSETS	(351,411,367)	97,591,512
NET ASSETS:
Beginning of period	1,617,933,011	1,520,341,499

End of period	$1,266,521,644	$1,617,933,011

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IA			2021	2020	2019		2018	2017
Net asset value, beginning of period	$24.05		$22.95	$21.44	$16.72		$18.05	$15.73

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.03)		(0.09)	(0.04)	(0.01)		(0.02)	(0.02)
Net realized and unrealized gain (loss)	(4.89)		3.86	3.95	6.08		(0.25)	4.28

Total from investment operations	(4.92)		3.77	3.91	6.07		(0.27)	4.26

Less distributions:
Dividends from net investment income	—		(0.02)	—	—	#	—	—
Distributions from net realized gains	—		(2.65)	(2.40)	(1.35)		(1.06)	(1.94)

Total dividends and distributions	—		(2.67)	(2.40)	(1.35)		(1.06)	(1.94)

Net asset value, end of period	$19.13		$24.05	$22.95	$21.44		$16.72	$18.05

Total return (b)	(20.46)%		16.84%	18.78%	36.48	%(cc)	(1.79)%	27.88%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$109,272		$143,434	$133,526	$87,386		$70,224	$75,784
Ratio of expenses to average net assets:
After waivers (a)(f)	1.04%		1.04%	1.05%	1.05%		1.07%	1.08%
Before waivers (a)(f)	1.04%		1.04%	1.06%	1.07%		1.07%	1.08%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.26)%		(0.35)%	(0.17)%	(0.04)%		(0.12)%	(0.10)%
Before waivers (a)(f)	(0.26)%		(0.35)%	(0.18)%	(0.06)%		(0.12)%	(0.10)%
Portfolio turnover rate^	10	%(z)	18%	40%	10%		13%	12%

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021	2020	2019		2018	2017
Net asset value, beginning of period	$23.58		$22.55	$21.10	$16.47		$17.80	$15.53

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.03)		(0.09)	(0.03)	(0.01)		(0.02)	(0.02)
Net realized and unrealized gain (loss)	(4.79)		3.79	3.88	5.99		(0.25)	4.23

Total from investment operations	(4.82)		3.70	3.85	5.98		(0.27)	4.21

Less distributions:
Dividends from net investment income	—		(0.02)	—	—	#	—	—
Distributions from net realized gains	—		(2.65)	(2.40)	(1.35)		(1.06)	(1.94)

Total dividends and distributions	—		(2.67)	(2.40)	(1.35)		(1.06)	(1.94)

Net asset value, end of period	$18.76		$23.58	$22.55	$21.10		$16.47	$17.80

Total return (b)	(20.44)%		16.83%	18.81%	36.49	%(cc)	(1.81)%	27.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$990,504		$1,291,116	$1,192,164	$963,278		$756,220	$812,885
Ratio of expenses to average net assets:
After waivers (a)(f)	1.04%		1.04%	1.05%	1.05%		1.07%	1.08%
Before waivers (a)(f)	1.04%		1.04%	1.06%	1.07%		1.07%	1.08%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.26)%		(0.35)%	(0.17)%	(0.04)%		(0.12)%	(0.10)%
Before waivers (a)(f)	(0.26)%		(0.35)%	(0.17)%	(0.06)%		(0.12)%	(0.10)%
Portfolio turnover rate^	10	%(z)	18%	40%	10%		13%	12%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021	2020	2019		2018	2017
Net asset value, beginning of period	$24.75		$23.53	$21.87	$17.03		$18.32	$15.90

Income (loss) from investment operations:
Net investment income (loss) (e)	—		(0.03)	0.01 †	0.04		0.03	0.03
Net realized and unrealized gain (loss)	(5.04)		3.98	4.05	6.20		(0.26)	4.33

Total from investment operations	(5.04)		3.95	4.06	6.24		(0.23)	4.36

Less distributions:
Dividends from net investment income	—		(0.08)	—	(0.05)		—	—
Distributions from net realized gains	—		(2.65)	(2.40)	(1.35)		(1.06)	(1.94)

Total dividends and distributions	—		(2.73)	(2.40)	(1.40)		(1.06)	(1.94)

Net asset value, end of period	$19.71		$24.75	$23.53	$21.87		$17.03	$18.32

Total return (b)	(20.36)%		17.17%	19.11%	36.82	%(cc)	(1.54)%	28.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$166,746		$183,383	$194,652	$47,603		$37,503	$39,406
Ratio of expenses to average net assets:
After waivers (a)(f)	0.79%		0.79%	0.80%	0.80%		0.82%	0.83%
Before waivers (a)(f)	0.79%		0.79%	0.81%	0.82%		0.82%	0.83%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	—	%‡‡	(0.11)%	0.06%	0.20%		0.13%	0.15%
Before waivers (a)(f)	—	%‡‡	(0.11)%	0.06%	0.19%		0.13%	0.15%
Portfolio turnover rate^	10	%(z)	18%	40%	10%		13%	12%
‡‡	Amount is less than 0.005%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(cc)	Includes income resulting from a litigation payment. Without this income, the total return would have been 36.29% for Class IA, 36.29% for Class IB and 36.63% for Class K.

See Notes to Financial Statements.

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Exchange Traded Funds	45.2%
U.S. Government Agency Securities	41.2
U.S. Treasury Obligations	12.5
Cash and Other	1.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$869.80	$5.34
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.15%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (9.9%)
Vanguard S&P 500 ETF	93,952	$32,590,070

Fixed Income (35.3%)
iShares 1-3 Year Treasury Bond ETF	556,370	46,061,872
iShares 3-7 Year Treasury Bond ETF	245,572	29,306,562
iShares 7-10 Year Treasury Bond ETF	97,819	10,006,884
SPDR Portfolio Intermediate Term Treasury ETF	1,022,098	30,121,228

Total Fixed Income		115,496,546

Total Exchange Traded Funds (45.2%) (Cost $145,605,929)		148,086,616

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (2.5%)
U.S. Treasury Notes 0.125%, 1/31/23#	$8,252,000	8,135,588

Total Long-Term Debt Securities (2.5%) (Cost $8,233,349)		8,135,588

SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (41.2%)
FFCB 0.86%, 7/5/22 (o)(p)	10,000,000	9,998,799
1.07%, 7/20/22 (o)(p)	30,000,000	29,982,114
1.19%, 8/5/22 (o)(p)	10,000,000	9,988,127
FHLB 0.91%, 7/6/22 (o)(p)	5,000,000	4,999,243
1.02%, 7/14/22 (o)(p)	2,600,000	2,598,967
1.03%, 7/15/22 (o)(p)	3,000,000	2,998,716
1.05%, 7/19/22 (o)(p)	7,555,000	7,550,807
1.08%, 7/22/22 (o)(p)	3,400,000	3,397,760
1.10%, 7/27/22 (o)(p)	11,851,000	11,841,249
FHLMC 1.51%, 8/29/22 (o)(p)	13,500,000	13,466,169
1.54%, 9/6/22 (o)(p)	9,450,000	9,422,545
FNMA 1.25%, 8/10/22 (o)(p)	18,746,000	18,719,264
1.68%, 9/28/22 (o)(p)	10,000,000	9,958,234

Total U.S. Government Agency Securities		134,921,994

U.S. Treasury Obligations (10.0%)
U.S. Treasury Bills 0.68%, 7/5/22 (p)	32,750,000	32,746,908

Total Short-Term Investments (51.2%) (Cost $167,655,768)		167,668,902

Total Investments in Securities (98.9%) (Cost $321,495,046)		323,891,106
Other Assets Less Liabilities (1.1%)		3,759,159

Net Assets (100%)		$327,650,265

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $7,888,128.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2022.
(p)	Yield to maturity.

Glossary:

EUR	— European Currency Unit
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	672	9/2022	EUR	24,232,293	(365,430)
FTSE 100 Index	170	9/2022	GBP	14,736,269	(11,834)
Russell 2000 E-Mini Index	210	9/2022	USD	17,934,000	(536)
S&P 500 E-Mini Index	173	9/2022	USD	32,779,175	295,351
TOPIX Index	113	9/2022	JPY	15,578,309	(582,768)

					(665,217)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$148,086,616	$—	$—	$148,086,616
Futures	295,351	—	—	295,351
Short-Term Investments
U.S. Government Agency Securities	—	134,921,994	—	134,921,994
U.S. Treasury Obligations	—	32,746,908	—	32,746,908
U.S. Treasury Obligations	—	8,135,588	—	8,135,588

Total Assets	$148,381,967	$175,804,490	$—	$324,186,457

Liabilities:
Futures	$(960,568)	$—	$—	$(960,568)

Total Liabilities	$(960,568)	$—	$—	$(960,568)

Total	$147,421,399	$175,804,490	$—	$323,225,889

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$295,351	*

Total		$295,351

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(960,568	)*

Total		$(960,568)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(22,037,376)	$(22,037,376)

Total	$(22,037,376)	$(22,037,376)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(4,517,434)	$(4,517,434)

Total	$(4,517,434)	$(4,517,434)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $138,788,000 during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$39,404,835
Long-term U.S. government debt securities	10,053,444

$49,458,279

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$49,985,113
Long-term U.S. government debt securities	11,175,531

$61,160,644

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,448,794
Aggregate gross unrealized depreciation	(6,784,230)

Net unrealized depreciation	$(2,335,436)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$325,561,325

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $321,495,046)	$323,891,106
Cash	2,230,707
Receivable for securities sold	3,729,571
Receivable for Portfolio shares sold	415,205
Dividends, interest and other receivables	132,934
Other assets	3,823

Total assets	330,403,346

LIABILITIES
Payable for securities purchased	1,433,360
Due to broker for futures variation margin	980,759
Investment management fees payable	199,601
Distribution fees payable – Class IB	67,394
Administrative fees payable	33,073
Trustees’ fees payable	173
Payable for Portfolio shares redeemed	28
Accrued expenses	38,693

Total liabilities	2,753,081

NET ASSETS	$327,650,265

Net assets were comprised of:
Paid in capital	$350,312,135
Total distributable earnings (loss)	(22,661,870)

Net assets	$327,650,265

Class IB
Net asset value, offering and redemption price per share, $327,650,265 / 32,289,653 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.15

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends	$724,591
Interest	258,854

Total income	983,445

EXPENSES
Investment management fees	1,322,143
Distribution fees – Class IB	413,169
Administrative fees	198,170
Professional fees	28,760
Printing and mailing expenses	13,166
Custodian fees	5,677
Trustees’ fees	4,995
Miscellaneous	3,400

Gross expenses	1,989,480
Less: Waiver from investment manager	(88,833)

Net expenses	1,900,647

NET INVESTMENT INCOME (LOSS)	(917,202)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	1,460,802
Futures contracts	(22,037,376)
Foreign currency transactions	(16,321)

Net realized gain (loss)	(20,592,895)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(20,734,132)
Futures contracts	(4,517,434)
Foreign currency translations	4,989

Net change in unrealized appreciation (depreciation)	(25,246,577)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(45,839,472)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(46,756,674)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(917,202)	$(2,119,752)
Net realized gain (loss)	(20,592,895)	24,797,386
Net change in unrealized appreciation (depreciation)	(25,246,577)	11,050,431

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(46,756,674)	33,728,065

Distributions to shareholders:
Class IB	—	(35,102,028)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 3,233,183 and 5,745,146 shares, respectively ]	35,046,122	70,766,032

Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,996,132 shares, respectively ]	—	35,102,028
Capital shares repurchased [ (168,263) and (245,022) shares, respectively ]	(1,827,496)	(3,036,343)

Total Class IB transactions	33,218,626	102,831,717

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	33,218,626	102,831,717

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,538,048)	101,457,754
NET ASSETS:
Beginning of period	341,188,313	239,730,559

End of period	$327,650,265	$341,188,313

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,								November 13, 2017* to December 31, 2017
Class IB			2021		2020		2019		2018
Net asset value, beginning of period	$11.67		$11.57		$10.85		$9.60		$10.15		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		(0.09)		(0.04)		0.10		0.10		0.01
Net realized and unrealized gain (loss)	(1.49)		1.54		0.97		1.43		(0.58)		0.16

Total from investment operations	(1.52)		1.45		0.93		1.53		(0.48)		0.17

Less distributions:
Dividends from net investment income	—		—		—	#	(0.08)		(0.05)		(0.02)
Distributions from net realized gains	—		(1.35)		(0.21)		(0.20)		(0.02)		—

Total dividends and distributions	—		(1.35)		(0.21)		(0.28)		(0.07)		(0.02)

Net asset value, end of period	$10.15		$11.67		$11.57		$10.85		$9.60		$10.15

Total return (b)	(13.02)%		12.77%		8.76%		15.92%		(4.73)%		1.66%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$327,650		$341,188		$239,731		$165,453		$69,223		$102
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.15	%(j)	1.15	%(j)	1.16	%(j)	1.15	%(k)	1.15	%(k)	1.17	%(g)(m)
Before waivers and reimbursements (a)(f)	1.20%		1.21%		1.23%		1.25%		1.55%		3.10%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.56)%		(0.74)%		(0.40)%		0.91%		0.99%		0.92	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.61)%		(0.79)%		(0.47)%		0.82%		0.59%		(1.02	)%(l)
Portfolio turnover rate^	28	%(z)	7%		50%		14%		62%		1	%(z)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	January 1, 2019 to September 4, 2019‡		Year Ended December 31, 2018		November 13, 2017* to December 31, 2017
Net asset value, beginning of period	$9.60		$10.15		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.08		0.09		0.02
Net realized and unrealized gain (loss)	0.83		(0.54)		0.15

Total from investment operations	0.91		(0.45)		0.17

Less distributions:
Dividends from net investment income	—		(0.08)		(0.02)
Distributions from net realized gains	—		(0.02)		—

Total dividends and distributions	—		(0.10)		(0.02)

Net asset value, end of period	$10.51		$9.60		$10.15

Total return (b)	9.48%		(4.48)%		1.69%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$9,619		$10,065
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90	%(k)	0.90	%(k)	0.92	%(g)(m)
Before waivers and reimbursements (a)(f)	1.01%		1.47%		2.85%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.21	%(l)	0.91%		1.17	%(l)
Before waivers and reimbursements (a)(f)(x)	1.11	%(l)	0.34%		(0.76	)%(l)
Portfolio turnover rate^	14%		62%		1	%(z)
*	Commencement of Operations.
‡	After the close of business on September 4, 2019 operations for Class K ceased and shares were fully redeemed. The shares are no longer operational, but are still registered.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Tax Expense of 0.01%.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.20% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.20% for Class IB and 0.95% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.21% for Class IB and 0.96% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Health Care	24.5%
Financials	17.8
Energy	10.6
Industrials	10.1
Consumer Staples	7.7
Utilities	5.7
Real Estate	5.0
Information Technology	4.8
Communication Services	4.3
U.S. Government Agency Security	4.1
Materials	3.2
Consumer Discretionary	2.4
Cash and Other	(0.2)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IA
Actual	$1,000.00	$933.70	$4.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.05	4.79
Class IB
Actual	1,000.00	933.50	4.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.05	4.79
Class K
Actual	1,000.00	934.70	3.39
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.29	3.54

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.96%, 0.96% and 0.71%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1000

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.3%)
Entertainment (0.4%)
Netflix, Inc.*	17,000	$2,972,790

Interactive Media & Services (1.1%)
Alphabet, Inc., Class A*	3,400	7,409,484
Meta Platforms, Inc., Class A*	12,400	1,999,500

		9,408,984

Media (2.8%)
Comcast Corp., Class A	593,400	23,285,016

Total Communication Services		35,666,790

Consumer Discretionary (2.4%)
Hotels, Restaurants & Leisure (0.4%)
Royal Caribbean Cruises Ltd.*	100,300	3,501,473

Household Durables (0.6%)
DR Horton, Inc.	45,900	3,038,121
KB Home	55,900	1,590,914

		4,629,035

Specialty Retail (0.3%)
Best Buy Co., Inc.	33,200	2,164,308

Textiles, Apparel & Luxury Goods (1.1%)
Kontoor Brands, Inc.	54,305	1,812,158
Tapestry, Inc.	248,267	7,577,109

		9,389,267

Total Consumer Discretionary		19,684,083

Consumer Staples (7.7%)
Beverages (2.6%)
Coca-Cola Co. (The)	268,600	16,897,626
Keurig Dr Pepper, Inc.	117,600	4,161,864

		21,059,490

Food & Staples Retailing (3.3%)
BJ’s Wholesale Club Holdings, Inc.*	150,500	9,379,160
US Foods Holding Corp.*	261,660	8,027,729
Walmart, Inc.	83,500	10,151,930

		27,558,819

Food Products (1.8%)
Bunge Ltd.	34,100	3,092,529
Lamb Weston Holdings, Inc.	169,540	12,115,328

		15,207,857

Total Consumer Staples		63,826,166

Energy (10.6%)
Oil, Gas & Consumable Fuels (10.6%)
Chevron Corp.	181,600	26,292,048
Diamondback Energy, Inc.	144,700	17,530,405
Exxon Mobil Corp.	249,200	21,341,488
Hess Corp.	213,400	22,607,596

Total Energy		87,771,537

Financials (17.8%)
Banks (10.5%)
Bank of America Corp.	622,600	19,381,538
First Republic Bank	27,700	3,994,340
M&T Bank Corp.	105,574	16,827,440
Regions Financial Corp.	191,400	3,588,750
Truist Financial Corp.	151,900	7,204,617
US Bancorp	182,600	8,403,252
Wells Fargo & Co.	703,400	27,552,178

		86,952,115

Capital Markets (1.4%)
Intercontinental Exchange, Inc.	45,500	4,278,820
Morgan Stanley	52,300	3,977,938
T. Rowe Price Group, Inc.	26,900	3,056,109

		11,312,867

Diversified Financial Services (1.0%)
Berkshire Hathaway, Inc., Class B*	29,000	7,917,580

Insurance (4.9%)
Allstate Corp. (The)	78,400	9,935,632
American International Group, Inc.	149,700	7,654,161
Hartford Financial Services Group, Inc. (The)	94,500	6,183,135
Progressive Corp. (The)	75,800	8,813,266
Travelers Cos., Inc. (The)	48,400	8,185,892

		40,772,086

Total Financials		146,954,648

Health Care (24.5%)
Biotechnology (7.7%)
AbbVie, Inc.	129,900	19,895,484
BioMarin Pharmaceutical, Inc.*	47,500	3,936,325
Neurocrine Biosciences, Inc.*	30,000	2,924,400
Regeneron Pharmaceuticals, Inc.*	29,000	17,142,770
Vertex Pharmaceuticals, Inc.*	69,200	19,499,868

		63,398,847

Health Care Equipment & Supplies (2.8%)
Medtronic plc	88,600	7,951,850
Zimmer Biomet Holdings, Inc.	145,100	15,244,206

		23,196,056

Health Care Providers & Services (9.5%)
Cardinal Health, Inc.	163,800	8,561,826
Centene Corp.*	288,100	24,376,141
Cigna Corp.	67,800	17,866,656
HCA Healthcare, Inc.	20,600	3,462,036
Humana, Inc.	36,800	17,224,976
McKesson Corp.	21,600	7,046,136

		78,537,771

Pharmaceuticals (4.5%)
Bristol-Myers Squibb Co.	485,300	37,368,100

Total Health Care		202,500,774

Industrials (10.1%)
Aerospace & Defense (3.5%)
Raytheon Technologies Corp.	259,600	24,950,156
Textron, Inc.	62,100	3,792,447

		28,742,603

Air Freight & Logistics (0.2%)
FedEx Corp.	6,000	1,360,260

Airlines (1.5%)
Delta Air Lines, Inc.*	275,100	7,969,647
Southwest Airlines Co.*	133,700	4,829,244

		12,798,891

See Notes to Financial Statements.

1001

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Building Products (0.8%)
Carrier Global Corp.	177,800	$6,340,348

Electrical Equipment (0.4%)
Rockwell Automation, Inc.	16,400	3,268,684

Industrial Conglomerates (1.1%)
Honeywell International, Inc.	50,700	8,812,167

Machinery (2.0%)
Deere & Co.	10,900	3,264,223
Parker-Hannifin Corp.	45,000	11,072,250
Terex Corp.	79,016	2,162,668

		16,499,141

Professional Services (0.6%)
Leidos Holdings, Inc.	53,200	5,357,772

Total Industrials		83,179,866

Information Technology (4.8%)
Communications Equipment (0.9%)
Cisco Systems, Inc.	180,300	7,687,992

IT Services (2.1%)
Fidelity National Information Services, Inc.	184,100	16,876,447

Technology Hardware, Storage & Peripherals (1.8%)
Seagate Technology Holdings plc	182,200	13,016,368
Western Digital Corp.*	41,700	1,869,411

		14,885,779

Total Information Technology		39,450,218

Materials (3.2%)
Chemicals (2.3%)
Chemours Co. (The)	62,500	2,001,250
Dow, Inc.	75,100	3,875,911
DuPont de Nemours, Inc.	92,200	5,124,476
FMC Corp.	72,413	7,748,915

		18,750,552

Metals & Mining (0.9%)
Freeport-McMoRan, Inc.	261,700	7,657,342

Total Materials		26,407,894

Real Estate (5.0%)
Equity Real Estate Investment Trusts (REITs) (5.0%)
Equity LifeStyle Properties, Inc. (REIT)	236,800	16,687,296
Kite Realty Group Trust (REIT)	146,700	2,536,443
Sun Communities, Inc. (REIT)	62,200	9,912,192
UDR, Inc. (REIT)	63,300	2,914,332
Ventas, Inc. (REIT)	86,181	4,432,289
Weyerhaeuser Co. (REIT)	136,400	4,517,568

Total Real Estate		41,000,120

Utilities (5.7%)
Electric Utilities (3.3%)
Exelon Corp.	251,500	11,397,980
NextEra Energy, Inc.	92,300	7,149,558
Xcel Energy, Inc.	121,000	8,561,960

		27,109,498

Multi-Utilities (2.4%)
Ameren Corp.	143,600	12,975,696
CenterPoint Energy, Inc.	248,000	7,335,840

		20,311,536

Total Utilities		47,421,034

Total Common Stocks (96.1%) (Cost $756,714,596)		793,863,130

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
U.S. Government Agency Security (4.1%)
FHLB 0.00%, 7/1/22 (o)(p)	$33,669,000	33,669,000

Total Short-Term Investment (4.1%) (Cost $33,669,000)		33,669,000

Total Investments in Securities (100.2%) (Cost $790,383,596)		827,532,130
Other Assets Less Liabilities (-0.2%)		(2,019,915)

Net Assets (100%)		$825,512,215

*	Non-income producing.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2022.
(p)	Yield to maturity.

Glossary:

FHLB	— Federal Home Loan Bank

See Notes to Financial Statements.

1002

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$35,666,790	$—	$—	$35,666,790
Consumer Discretionary	19,684,083	—	—	19,684,083
Consumer Staples	63,826,166	—	—	63,826,166
Energy	87,771,537	—	—	87,771,537
Financials	146,954,648	—	—	146,954,648
Health Care	202,500,774	—	—	202,500,774
Industrials	83,179,866	—	—	83,179,866
Information Technology	39,450,218	—	—	39,450,218
Materials	26,407,894	—	—	26,407,894
Real Estate	41,000,120	—	—	41,000,120
Utilities	47,421,034	—	—	47,421,034
Short-Term Investment
U.S. Government Agency Security	—	33,669,000	—	33,669,000

Total Assets	$793,863,130	$33,669,000	$—	$827,532,130

Total Liabilities	$—	$—	$—	$—

Total	$793,863,130	$33,669,000	$—	$827,532,130

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$603,441,348
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$628,115,552

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$82,194,447
Aggregate gross unrealized depreciation	(45,347,998)

Net unrealized appreciation	$36,846,449

Federal income tax cost of investments in securities and derivative instruments, if applicable	$790,685,681

See Notes to Financial Statements.

1003

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $790,383,596)	$827,532,130
Cash	541
Dividends, interest and other receivables	1,220,165
Receivable for Portfolio shares sold	264,432
Other assets	10,074

Total assets	829,027,342

LIABILITIES
Payable for securities purchased	2,461,271
Payable for Portfolio shares redeemed	420,202
Investment management fees payable	415,617
Distribution fees payable – Class IB	98,828
Administrative fees payable	64,599
Distribution fees payable – Class IA	7,678
Trustees’ fees payable	878
Accrued expenses	46,054

Total liabilities	3,515,127

NET ASSETS	$825,512,215

Net assets were comprised of:
Paid in capital	$716,360,482
Total distributable earnings (loss)	109,151,733

Net assets	$825,512,215

Class IA
Net asset value, offering and redemption price per share, $36,080,866 / 1,941,009 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.59

Class IB
Net asset value, offering and redemption price per share, $469,034,490 / 25,134,996 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.66

Class K
Net asset value, offering and redemption price per share, $320,396,859 / 17,204,334 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.62

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends	$9,145,360
Interest	52,746

Total income	9,198,106

EXPENSES
Investment management fees	2,674,400
Distribution fees – Class IB	609,541
Administrative fees	414,067
Distribution fees – Class IA	47,516
Professional fees	36,905
Custodian fees	23,704
Printing and mailing expenses	21,712
Trustees’ fees	13,482
Miscellaneous	8,306

Total expenses	3,849,633

NET INVESTMENT INCOME (LOSS)	5,348,473

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	56,858,703
Net change in unrealized appreciation (depreciation) on investments in securities	(120,744,172)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(63,885,469)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(58,536,996)

See Notes to Financial Statements.

1004

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,348,473	$6,670,190
Net realized gain (loss)	56,858,703	175,854,349
Net change in unrealized appreciation (depreciation)	(120,744,172)	(7,935,962)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(58,536,996)	174,588,577

Distributions to shareholders:
Class IA	—	(7,086,641)
Class IB	—	(89,194,612)
Class K	—	(77,229,553)

Total distributions to shareholders	—	(173,510,806)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 374,468 and 427,800 shares, respectively ]	7,711,917	10,072,067
Capital shares issued in reinvestment of dividends and distributions [ 0 and 366,932 shares, respectively ]	—	7,086,641
Capital shares repurchased [ (288,098) and (324,914) shares, respectively ]	(5,924,546)	(7,639,940)

Total Class IA transactions	1,787,371	9,518,768

Class IB
Capital shares sold [ 2,987,094 and 3,956,179 shares, respectively ]	61,039,947	93,799,379
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,600,715 shares, respectively ]	—	89,194,612
Capital shares repurchased [ (1,167,432) and (1,807,404) shares, respectively ]	(23,792,005)	(42,328,788)

Total Class IB transactions	37,247,942	140,665,203

Class K
Capital shares sold [ 260,365 and 343,673 shares, respectively ]	5,341,878	8,244,837
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,996,333 shares, respectively ]	—	77,229,553
Capital shares repurchased [ (2,868,632) and (5,180,593) shares, respectively ]	(57,966,312)	(119,000,222)

Total Class K transactions	(52,624,434)	(33,525,832)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(13,589,121)	116,658,139

TOTAL INCREASE (DECREASE) IN NET ASSETS	(72,126,117)	117,735,910
NET ASSETS:
Beginning of period	897,638,332	779,902,422

End of period	$825,512,215	$897,638,332

See Notes to Financial Statements.

1005

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IA			2021	2020	2019	2018	2017
Net asset value, beginning of period	$19.91		$20.17	$18.67	$15.01	$19.58	$18.56

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.15	0.18	0.21	0.20	0.17
Net realized and unrealized gain (loss)	(1.43)		4.36	1.81	3.91	(3.09)	3.05

Total from investment operations	(1.32)		4.51	1.99	4.12	(2.89)	3.22

Less distributions:
Dividends from net investment income	—		(0.16)	(0.19)	(0.22)	(0.19)	(0.17)
Distributions from net realized gains	—		(4.61)	(0.30)	(0.24)	(1.49)	(2.03)

Total dividends and distributions	—		(4.77)	(0.49)	(0.46)	(1.68)	(2.20)

Net asset value, end of period	$18.59		$19.91	$20.17	$18.67	$15.01	$19.58

Total return (b)	(6.63)%		23.22%	11.07%	27.49%	(15.38)%	17.70	%(bb)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$36,081		$36,926	$27,936	$23,296	$16,030	$16,806
Ratio of expenses to average net assets (a)(f)	0.96%		0.96%	0.98%	0.98%	0.98%	0.98%
Ratio of net investment income (loss) to average net assets (a)(f)	1.09%		0.66%	1.10%	1.20%	1.04%	0.84%
Portfolio turnover rate^	69	%(z)	97%	146%	153%	151%	120%

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021	2020	2019	2018	2017
Net asset value, beginning of period	$19.99		$20.24	$18.73	$15.05	$19.63	$18.60

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.16	0.18	0.21	0.20	0.17
Net realized and unrealized gain (loss)	(1.44)		4.36	1.82	3.93	(3.10)	3.06

Total from investment operations	(1.33)		4.52	2.00	4.14	(2.90)	3.23

Less distributions:
Dividends from net investment income	—		(0.16)	(0.19)	(0.22)	(0.19)	(0.17)
Distributions from net realized gains	—		(4.61)	(0.30)	(0.24)	(1.49)	(2.03)

Total dividends and distributions	—		(4.77)	(0.49)	(0.46)	(1.68)	(2.20)

Net asset value, end of period	$18.66		$19.99	$20.24	$18.73	$15.05	$19.63

Total return (b)	(6.65)%		23.18%	11.09%	27.55%	(15.39)%	17.72	%(bb)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$469,034		$466,004	$335,218	$282,436	$205,941	$212,854
Ratio of expenses to average net assets (a)(f)	0.96%		0.96%	0.98%	0.98%	0.98%	0.98%
Ratio of net investment income (loss) to average net assets (a)(f)	1.09%		0.66%	1.11%	1.19%	1.04%	0.84%
Portfolio turnover rate^	69	%(z)	97%	146%	153%	151%	120%

See Notes to Financial Statements.

1006

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021	2020	2019	2018	2017
Net asset value, beginning of period	$19.92		$20.18	$18.67	$15.00	$19.58	$18.55

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.21	0.23	0.25	0.24	0.21
Net realized and unrealized gain (loss)	(1.43)		4.36	1.81	3.92	(3.09)	3.06

Total from investment operations	(1.30)		4.57	2.04	4.17	(2.85)	3.27

Less distributions:
Dividends from net investment income	—		(0.22)	(0.23)	(0.26)	(0.24)	(0.21)
Distributions from net realized gains	—		(4.61)	(0.30)	(0.24)	(1.49)	(2.03)

Total dividends and distributions	—		(4.83)	(0.53)	(0.50)	(1.73)	(2.24)

Net asset value, end of period	$18.62		$19.92	$20.18	$18.67	$15.00	$19.58

Total return (b)	(6.53)%		23.48%	11.35%	27.87%	(15.19)%	18.04	%(bb)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$320,397		$394,708	$416,748	$353,985	$350,611	$447,308
Ratio of expenses to average net assets (a)(f)	0.71%		0.71%	0.73%	0.73%	0.73%	0.73%
Ratio of net investment income (loss) to average net assets (a)(f)	1.31%		0.89%	1.36%	1.43%	1.28%	1.08%
Portfolio turnover rate^	69	%(z)	97%	146%	153%	151%	120%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(bb)	Includes a litigation payment. Without this payment, the total return would have been 17.46% for Class IA, 17.48% for Class IB and 17.79% for Class K.

See Notes to Financial Statements.

1007

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Information Technology	19.1%
Health Care	12.9
Exchange Traded Funds	8.9
Financials	8.4
Consumer Discretionary	7.4
Consumer Staples	6.8
Communication Services	6.5
Industrials	6.3
Energy	5.1
Utilities	3.9
Investment Company	3.9
Materials	3.1
Real Estate	1.7
Repurchase Agreements	0.6
Cash and Other	5.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IA
Actual	$1,000.00	$808.10	$3.89
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.50	4.34
Class IB
Actual	1,000.00	807.50	3.88
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.50	4.34
Class K
Actual	1,000.00	808.40	2.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.74	3.09

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.87%, 0.87% and 0.62%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1008

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.5%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.	232,504	$4,873,284
Cogent Communications Holdings, Inc.	105,915	6,435,395
Lumen Technologies, Inc.	29,717	324,213
Verizon Communications, Inc.	207,199	10,515,349

		22,148,241

Entertainment (0.8%)
Activision Blizzard, Inc.	25,607	1,993,761
Electronic Arts, Inc.	9,065	1,102,757
Live Nation Entertainment, Inc.*	4,670	385,648
Netflix, Inc.*	21,409	3,743,792
Take-Two Interactive Software, Inc.*	15,309	1,875,812
Walt Disney Co. (The)*	59,203	5,588,763
Warner Bros Discovery, Inc.*	72,780	976,708

		15,667,241

Interactive Media & Services (3.7%)
Alphabet, Inc., Class A*	11,742	25,588,871
Alphabet, Inc., Class C*	13,792	30,169,310
Match Group, Inc.*	9,529	664,076
Meta Platforms, Inc., Class A*	101,138	16,308,503
Pinterest, Inc., Class A*	29,852	542,112
Snap, Inc., Class A*	44,065	578,573
Twitter, Inc.*	24,750	925,403

		74,776,848

Media (0.8%)
Charter Communications, Inc., Class A*	11,475	5,376,382
Comcast Corp., Class A	197,567	7,752,529
DISH Network Corp., Class A*	8,419	150,953
Fox Corp., Class A	9,471	304,587
Fox Corp., Class B	4,940	146,718
Interpublic Group of Cos., Inc. (The)	12,922	355,743
News Corp., Class A	12,433	193,706
News Corp., Class B	4,207	66,849
Omnicom Group, Inc.	6,827	434,265
Paramount Global, Class B	19,582	483,284

		15,265,016

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	19,235	2,587,877

Total Communication Services		130,445,223

Consumer Discretionary (7.4%)
Auto Components (0.1%)
Aptiv plc*	8,749	779,273
BorgWarner, Inc.	7,198	240,197
Luminar Technologies, Inc. (x)*	188,250	1,116,323

		2,135,793

Automobiles (1.1%)
Ford Motor Co.	129,814	1,444,830
General Motors Co.*	84,413	2,680,957
Tesla, Inc.*	27,229	18,336,553

		22,462,340

Distributors (0.1%)
Genuine Parts Co.	4,460	593,180
LKQ Corp.	8,139	399,544
Pool Corp.	1,296	455,194

		1,447,918

Hotels, Restaurants & Leisure (1.5%)
Aramark	84,416	2,585,662
Booking Holdings, Inc.*	1,312	2,294,675
Caesars Entertainment, Inc.*	6,885	263,696
Carnival Corp. (x)*	25,500	220,575
Chipotle Mexican Grill, Inc.*	3,362	4,395,008
Darden Restaurants, Inc.	3,968	448,860
Domino’s Pizza, Inc.	1,216	473,887
Expedia Group, Inc.*	5,100	483,633
Hilton Grand Vacations, Inc.*	52,165	1,863,855
Hilton Worldwide Holdings, Inc.	9,198	1,025,025
Las Vegas Sands Corp.*	11,267	378,459
Marriott International, Inc., Class A	9,051	1,231,027
McDonald’s Corp.	23,996	5,924,133
MGM Resorts International	10,858	314,339
Norwegian Cruise Line Holdings Ltd. (x)*	159,466	1,773,262
Penn National Gaming, Inc.*	5,219	158,762
Royal Caribbean Cruises Ltd.*	24,329	849,325
Starbucks Corp.	37,202	2,841,861
Wynn Resorts Ltd.*	3,353	191,054
Yum! Brands, Inc.	23,446	2,661,355

		30,378,453

Household Durables (0.2%)
DR Horton, Inc.	25,273	1,672,820
Garmin Ltd.	5,137	504,710
Lennar Corp., Class A (x)	8,516	600,974
Mohawk Industries, Inc.*	1,557	193,208
Newell Brands, Inc.	10,981	209,078
NVR, Inc.*	100	400,414
PulteGroup, Inc.	7,482	296,512
Whirlpool Corp.	1,790	277,218

		4,154,934

Internet & Direct Marketing Retail (2.0%)
Amazon.com, Inc.*	358,131	38,037,093
eBay, Inc.	18,165	756,936
Etsy, Inc.*	4,149	303,748

		39,097,777

Leisure Products (0.0%)†
Hasbro, Inc.	4,227	346,107

Multiline Retail (1.0%)
Dollar General Corp.	60,089	14,748,244
Dollar Tree, Inc.*	17,620	2,746,077
Target Corp.	15,004	2,119,015

		19,613,336

Specialty Retail (1.1%)
Advance Auto Parts, Inc.	1,962	339,602
AutoZone, Inc.*	644	1,384,033
Bath & Body Works, Inc.	7,115	191,536
Best Buy Co., Inc.	6,512	424,517
Burlington Stores, Inc.*	5,894	802,940

See Notes to Financial Statements.

1009

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
CarMax, Inc.*	5,423	$490,673
Home Depot, Inc. (The)	33,530	9,196,273
Lowe’s Cos., Inc.	21,451	3,746,846
O’Reilly Automotive, Inc. (x)*	2,126	1,343,122
Ross Stores, Inc.	11,368	798,375
TJX Cos., Inc. (The)	38,042	2,124,646
Tractor Supply Co.	3,681	713,562
Ulta Beauty, Inc.*	1,657	638,740

		22,194,865

Textiles, Apparel & Luxury Goods (0.3%)
NIKE, Inc., Class B	53,424	5,459,933
PVH Corp.	2,315	131,724
Ralph Lauren Corp.	1,425	127,751
Tapestry, Inc.	7,649	233,447
VF Corp.	10,625	469,306

		6,422,161

Total Consumer Discretionary		148,253,684

Consumer Staples (6.8%)
Beverages (1.1%)
Brown-Forman Corp., Class B	6,059	425,100
Coca-Cola Co. (The)	126,593	7,963,966
Constellation Brands, Inc., Class A	12,536	2,921,640
Keurig Dr Pepper, Inc.	23,934	847,024
Molson Coors Beverage Co., Class B	42,304	2,305,991
Monster Beverage Corp.*	12,343	1,144,196
PepsiCo, Inc.	44,935	7,488,867

		23,096,784

Food & Staples Retailing (1.2%)
Costco Wholesale Corp.	14,409	6,905,946
Kroger Co. (The)	21,010	994,403
Sysco Corp.	16,650	1,410,421
Walgreens Boots Alliance, Inc.	23,023	872,572
Walmart, Inc.	122,380	14,878,960

		25,062,302

Food Products (1.1%)
Archer-Daniels-Midland Co.	18,426	1,429,858
Campbell Soup Co.	6,751	324,386
Conagra Brands, Inc.	15,514	531,199
General Mills, Inc.	19,410	1,464,484
Hershey Co. (The)	4,737	1,019,213
Hormel Foods Corp.	9,596	454,467
J M Smucker Co. (The)	3,624	463,908
Kellogg Co.	8,160	582,134
Kraft Heinz Co. (The)	75,145	2,866,030
Lamb Weston Holdings, Inc.	4,386	313,424
McCormick & Co., Inc. (Non-Voting)	118,352	9,852,804
Mondelez International, Inc., Class A	44,900	2,787,841
Tyson Foods, Inc., Class A	9,490	816,709

		22,906,457

Household Products (1.7%)
Church & Dwight Co., Inc.	7,801	722,841
Clorox Co. (The)	74,973	10,569,693
Colgate-Palmolive Co.	27,259	2,184,536
Kimberly-Clark Corp.	11,085	1,498,138
Procter & Gamble Co. (The)	130,381	18,747,484

		33,722,692

Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	14,267	3,633,377

Tobacco (1.5%)
Altria Group, Inc.	58,298	2,435,108
British American Tobacco plc (ADR)	101,515	4,356,009
Philip Morris International, Inc.	227,687	22,481,814

		29,272,931

Total Consumer Staples		137,694,543

Energy (5.1%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	30,349	876,176
Halliburton Co.	29,061	911,353
Schlumberger NV	46,081	1,647,856

		3,435,385

Oil, Gas & Consumable Fuels (4.9%)
APA Corp.	10,975	383,028
Chevron Corp.	75,259	10,895,998
ConocoPhillips	89,274	8,017,698
Coterra Energy, Inc.	26,056	671,984
Devon Energy Corp.	204,758	11,284,213
Diamondback Energy, Inc.	5,299	641,974
EOG Resources, Inc.	19,157	2,115,699
Equitrans Midstream Corp.	163,316	1,038,690
Exxon Mobil Corp.	326,606	27,970,538
Hess Corp.	8,971	950,388
Kinder Morgan, Inc.	64,258	1,076,964
Kosmos Energy Ltd.*	1,340,255	8,296,179
Marathon Oil Corp.	22,963	516,208
Marathon Petroleum Corp.	17,554	1,443,114
Occidental Petroleum Corp.	281,837	16,594,563
ONEOK, Inc.	14,176	786,768
Phillips 66	15,610	1,279,864
Pioneer Natural Resources Co.	7,225	1,611,753
Valero Energy Corp.	13,123	1,394,712
Williams Cos., Inc. (The)	39,295	1,226,397

		98,196,732

Total Energy		101,632,117

Financials (8.4%)
Banks (2.3%)
Bank of America Corp.	242,921	7,562,131
Citigroup, Inc.	63,010	2,897,830
Citizens Financial Group, Inc.	15,915	568,006
Comerica, Inc.	4,227	310,177
Fifth Third Bancorp	22,291	748,978
First Republic Bank	5,808	837,514
Huntington Bancshares, Inc.	46,565	560,177
JPMorgan Chase & Co.	124,342	14,002,153
KeyCorp	30,489	525,325
M&T Bank Corp.	5,759	917,927
PNC Financial Services Group, Inc. (The)‡	13,385	2,111,751
Regions Financial Corp.	30,124	564,825
Signature Bank	2,157	386,556
SVB Financial Group*	7,650	3,021,673
Truist Financial Corp.	43,172	2,047,648
US Bancorp	43,675	2,009,924

See Notes to Financial Statements.

1010

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Wells Fargo & Co.	122,986	$4,817,362
Western Alliance Bancorp	21,435	1,513,311
Zions Bancorp NA	4,737	241,113

		45,644,381

Capital Markets (2.3%)
Ameriprise Financial, Inc.	3,583	851,608
Bank of New York Mellon Corp. (The)	24,360	1,016,056
BlackRock, Inc.‡	4,612	2,808,893
Brookfield Asset Management, Inc., Class A	34,403	1,529,901
Cboe Global Markets, Inc.	3,375	382,016
Charles Schwab Corp. (The)	49,132	3,104,160
CME Group, Inc.	11,623	2,379,228
FactSet Research Systems, Inc.	1,216	467,637
Franklin Resources, Inc. (x)	8,397	195,734
Goldman Sachs Group, Inc. (The)	11,144	3,309,991
Intercontinental Exchange, Inc.	116,591	10,964,218
Invesco Ltd.	10,363	167,155
MarketAxess Holdings, Inc.	1,211	310,028
Moody’s Corp.	5,231	1,422,675
Morgan Stanley	45,407	3,453,656
MSCI, Inc.	8,556	3,526,355
Nasdaq, Inc.	14,756	2,250,880
Northern Trust Corp.	6,968	672,273
Raymond James Financial, Inc.	6,403	572,492
S&P Global, Inc.	11,262	3,795,970
State Street Corp.	11,836	729,689
T. Rowe Price Group, Inc.	7,325	832,193
Tradeweb Markets, Inc., Class A	18,358	1,252,934

		45,995,742

Consumer Finance (0.3%)
American Express Co.	19,681	2,728,180
Capital One Financial Corp.	12,753	1,328,735
Discover Financial Services	8,920	843,654
Synchrony Financial	15,705	433,772

		5,334,341

Diversified Financial Services (1.3%)
Berkshire Hathaway, Inc., Class B*	97,032	26,491,676

Insurance (2.2%)
Aflac, Inc.	19,301	1,067,924
Allstate Corp. (The)	8,825	1,118,392
American International Group, Inc.	110,043	5,626,498
Aon plc, Class A	52,974	14,286,028
Arthur J Gallagher & Co.	6,865	1,119,270
Assurant, Inc.	1,800	311,130
Brown & Brown, Inc.	7,664	447,118
Chubb Ltd.	26,372	5,184,208
Cincinnati Financial Corp.	4,847	576,696
Everest Re Group Ltd.	1,300	364,364
Globe Life, Inc.	2,829	275,743
Hartford Financial Services Group, Inc. (The)	10,417	681,584
Lincoln National Corp.	4,827	225,759
Loews Corp.	6,461	382,879
Marsh & McLennan Cos., Inc.	34,450	5,348,362
MetLife, Inc.	22,101	1,387,722
Principal Financial Group, Inc.	7,373	492,443
Progressive Corp. (The)	18,900	2,197,503
Prudential Financial, Inc.	12,204	1,167,679
Travelers Cos., Inc. (The)	7,801	1,319,383
W R Berkley Corp.	6,500	443,690
Willis Towers Watson plc	3,617	713,960

		44,738,335

Total Financials		168,204,475

Health Care (12.9%)
Biotechnology (2.3%)
AbbVie, Inc.	92,053	14,098,838
Amgen, Inc.	17,333	4,217,119
Biogen, Inc.*	4,751	968,919
Gilead Sciences, Inc.	40,568	2,507,508
Incyte Corp.*	6,377	484,461
Moderna, Inc.*	11,145	1,592,063
Regeneron Pharmaceuticals, Inc.*	6,384	3,773,774
Seagen, Inc.*	18,664	3,302,408
Vertex Pharmaceuticals, Inc.*	54,184	15,268,509

		46,213,599

Health Care Equipment & Supplies (1.6%)
Abbott Laboratories	71,276	7,744,137
ABIOMED, Inc.*	1,441	356,662
Align Technology, Inc.*	2,372	561,381
Baxter International, Inc.	16,501	1,059,859
Becton Dickinson and Co.	9,210	2,270,541
Boston Scientific Corp.*	46,931	1,749,118
Cooper Cos., Inc. (The)	1,623	508,194
Dentsply Sirona, Inc.	7,033	251,289
Dexcom, Inc.*	12,656	943,252
Edwards Lifesciences Corp.*	41,114	3,909,530
Hologic, Inc.*	7,978	552,875
IDEXX Laboratories, Inc.*	2,742	961,702
Intuitive Surgical, Inc.*	11,728	2,353,927
Medtronic plc	43,484	3,902,689
ResMed, Inc.	4,836	1,013,771
STERIS plc	3,238	667,514
Stryker Corp.	11,007	2,189,623
Teleflex, Inc.	1,490	366,317
Zimmer Biomet Holdings, Inc.	6,755	709,680

		32,072,061

Health Care Providers & Services (2.7%)
AmerisourceBergen Corp.	4,831	683,490
Cardinal Health, Inc.	8,611	450,097
Centene Corp.*	47,640	4,030,820
Cigna Corp.	10,295	2,712,938
CVS Health Corp.	42,448	3,933,232
DaVita, Inc.*	1,912	152,884
Elevance Health, Inc.	11,954	5,768,761
HCA Healthcare, Inc.	7,382	1,240,619
Henry Schein, Inc.*	4,446	341,186
Humana, Inc.	4,084	1,911,598
Laboratory Corp. of America Holdings	3,000	703,080
McKesson Corp.	4,717	1,538,733
Molina Healthcare, Inc.*	1,933	540,486
Quest Diagnostics, Inc.	3,780	502,664
UnitedHealth Group, Inc.	59,579	30,601,562

See Notes to Financial Statements.

1011

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Universal Health Services, Inc., Class B	2,132	$214,714

		55,326,864

Life Sciences Tools & Services (1.5%)
Agilent Technologies, Inc.	9,650	1,146,130
Bio-Rad Laboratories, Inc., Class A*	742	367,290
Bio-Techne Corp.	1,214	420,821
Charles River Laboratories International, Inc.*	1,632	349,199
Danaher Corp.	57,120	14,481,062
Illumina, Inc.*	5,055	931,940
IQVIA Holdings, Inc.*	6,087	1,320,818
Mettler-Toledo International, Inc.*	1,792	2,058,596
PerkinElmer, Inc.	4,151	590,355
Thermo Fisher Scientific, Inc.	12,683	6,890,420
Waters Corp.*	1,910	632,172
West Pharmaceutical Services, Inc.	2,396	724,479

		29,913,282

Pharmaceuticals (4.8%)
AstraZeneca plc (ADR)	123,877	8,184,553
Bristol-Myers Squibb Co.	136,575	10,516,275
Catalent, Inc.*	5,850	627,647
Eli Lilly and Co.	42,002	13,618,309
Johnson & Johnson	203,648	36,149,557
Merck & Co., Inc.	132,554	12,084,948
Organon & Co.	8,827	297,911
Pfizer, Inc.	220,566	11,564,275
Viatris, Inc.	40,007	418,873
Zoetis, Inc.	15,301	2,630,089

		96,092,437

Total Health Care		259,618,243

Industrials (6.3%)
Aerospace & Defense (1.6%)
Axon Enterprise, Inc.*	13,584	1,265,621
Boeing Co. (The)*	18,045	2,467,112
General Dynamics Corp.	7,454	1,649,198
Howmet Aerospace, Inc.	12,285	386,363
Huntington Ingalls Industries, Inc.	1,316	286,651
L3Harris Technologies, Inc.	6,214	1,501,924
Lockheed Martin Corp.	28,806	12,385,428
Northrop Grumman Corp.	4,746	2,271,293
Raytheon Technologies Corp.	69,230	6,653,695
Textron, Inc.	6,707	409,597
TransDigm Group, Inc.*	7,043	3,779,767

		33,056,649

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	4,072	412,779
Expeditors International of Washington, Inc.	5,385	524,822
FedEx Corp.	7,730	1,752,468
United Parcel Service, Inc., Class B	23,830	4,349,928

		7,039,997

Airlines (0.2%)
Alaska Air Group, Inc.*	4,584	183,589
American Airlines Group, Inc. (x)*	19,786	250,887
Delta Air Lines, Inc.*	21,428	620,769
Southwest Airlines Co.*	19,157	691,951
United Airlines Holdings, Inc.*	40,541	1,435,962

		3,183,158

Building Products (0.4%)
A O Smith Corp.	4,319	236,163
Allegion plc	3,040	297,616
Armstrong World Industries, Inc.	24,581	1,842,592
Carrier Global Corp.	73,217	2,610,918
Fortune Brands Home & Security, Inc.	4,047	242,334
Johnson Controls International plc	22,724	1,088,025
Masco Corp.	7,825	395,945
Trane Technologies plc	7,741	1,005,324

		7,718,917

Commercial Services & Supplies (0.3%)
Cintas Corp.	2,849	1,064,187
Copart, Inc.*	7,063	767,466
Republic Services, Inc.	6,922	905,882
Rollins, Inc.	7,377	257,605
Waste Connections, Inc.	13,873	1,719,697
Waste Management, Inc.	12,446	1,903,989

		6,618,826

Construction & Engineering (0.1%)
Arcosa, Inc.	37,533	1,742,657
Quanta Services, Inc.	4,787	600,003

		2,342,660

Electrical Equipment (0.3%)
AMETEK, Inc.	22,186	2,438,020
Eaton Corp. plc	12,891	1,624,137
Emerson Electric Co.	19,211	1,528,043
Generac Holdings, Inc.*	2,040	429,583
Rockwell Automation, Inc.	3,749	747,213

		6,766,996

Industrial Conglomerates (0.4%)
3M Co.	18,470	2,390,203
General Electric Co.	36,008	2,292,629
Honeywell International, Inc.	22,013	3,826,080

		8,508,912

Machinery (1.0%)
Caterpillar, Inc.	41,606	7,437,489
Cummins, Inc.	4,559	882,303
Deere & Co.	9,070	2,716,193
Dover Corp.	4,736	574,571
Fortive Corp.	11,597	630,645
IDEX Corp.	2,551	463,338
Illinois Tool Works, Inc.	9,238	1,683,625
Ingersoll Rand, Inc.	13,061	549,607
Nordson Corp.	1,790	362,368
Otis Worldwide Corp.	13,595	960,759
PACCAR, Inc.	11,232	924,843
Parker-Hannifin Corp.	4,114	1,012,250
Pentair plc	4,924	225,371
Snap-on, Inc.	1,813	357,215
Stanley Black & Decker, Inc.	4,898	513,604
Westinghouse Air Brake Technologies Corp.	5,726	469,990

See Notes to Financial Statements.

1012

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Xylem, Inc.	5,832	$455,946

		20,220,117

Professional Services (0.2%)
Dun & Bradstreet Holdings, Inc.*	67,825	1,019,410
Equifax, Inc.	3,869	707,176
Jacobs Engineering Group, Inc.	4,179	531,276
Leidos Holdings, Inc.	4,479	451,080
Nielsen Holdings plc	11,569	268,632
Robert Half International, Inc.	3,672	274,996
Verisk Analytics, Inc.	5,021	869,085

		4,121,655

Road & Rail (1.3%)
CSX Corp.	70,548	2,050,125
JB Hunt Transport Services, Inc.	2,676	421,390
Norfolk Southern Corp.	7,755	1,762,634
Old Dominion Freight Line, Inc.	2,994	767,302
Saia, Inc.*	32,883	6,182,004
Union Pacific Corp.	66,563	14,196,556

		25,380,011

Trading Companies & Distributors (0.1%)
Fastenal Co.	19,031	950,028
United Rentals, Inc.*	2,344	569,381
WW Grainger, Inc.	1,436	652,561

		2,171,970

Total Industrials		127,129,868

Information Technology (19.1%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	7,485	701,644
Cisco Systems, Inc.	134,791	5,747,488
F5, Inc.*	2,016	308,529
Juniper Networks, Inc.	9,882	281,637
Motorola Solutions, Inc.	41,372	8,671,571

		15,710,869

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	19,305	1,242,856
CDW Corp.	4,371	688,695
Corning, Inc.	25,164	792,918
Keysight Technologies, Inc.*	5,798	799,254
TE Connectivity Ltd.	10,517	1,189,998
Teledyne Technologies, Inc.*	1,496	561,165
Trimble, Inc.*	47,965	2,793,002
Zebra Technologies Corp., Class A*	1,717	504,712

		8,572,600

IT Services (3.8%)
Accenture plc, Class A	28,240	7,840,836
Akamai Technologies, Inc.*	5,142	469,619
Automatic Data Processing, Inc.	13,585	2,853,393
Block, Inc., Class A*	11,468	704,823
Broadridge Financial Solutions, Inc.	3,777	538,411
Cognizant Technology Solutions Corp., Class A	16,812	1,134,642
DXC Technology Co.*	7,779	235,781
EPAM Systems, Inc.*	1,873	552,123
Fidelity National Information Services, Inc.	20,018	1,835,050
Fiserv, Inc.*	18,873	1,679,131
FleetCor Technologies, Inc.*	2,509	527,166
Gartner, Inc.*	2,565	620,294
Global Payments, Inc.	9,209	1,018,884
GoDaddy, Inc., Class A*	14,169	985,596
International Business Machines Corp.	29,231	4,127,125
Jack Henry & Associates, Inc.	50,942	9,170,579
Mastercard, Inc., Class A	39,115	12,340,000
Paychex, Inc.	10,480	1,193,358
PayPal Holdings, Inc.*	37,677	2,631,362
Toast, Inc., Class A (x)*	33,926	439,002
VeriSign, Inc.*	3,091	517,217
Visa, Inc., Class A	126,881	24,981,600

		76,395,992

Semiconductors & Semiconductor Equipment (3.9%)
Advanced Micro Devices, Inc.*	52,517	4,015,975
Analog Devices, Inc.	16,990	2,482,069
Applied Materials, Inc.	28,719	2,612,855
ASML Holding NV (Registered) (NYRS)	8,782	4,179,178
Broadcom, Inc.	20,242	9,833,766
Enphase Energy, Inc.*	9,121	1,780,784
Entegris, Inc.	26,720	2,461,714
Intel Corp.	132,676	4,963,409
KLA Corp.	4,874	1,555,196
Lam Research Corp.	9,829	4,188,628
Microchip Technology, Inc.	17,981	1,044,337
Micron Technology, Inc.	102,174	5,648,179
Monolithic Power Systems, Inc.	9,815	3,769,353
NVIDIA Corp.	103,738	15,725,643
NXP Semiconductors NV	8,405	1,244,192
ON Semiconductor Corp.*	14,098	709,270
Qorvo, Inc.*	3,321	313,237
QUALCOMM, Inc.	36,208	4,625,210
Skyworks Solutions, Inc.	5,305	491,455
SolarEdge Technologies, Inc.*	1,818	497,550
Teradyne, Inc.	5,213	466,824
Texas Instruments, Inc.	29,868	4,589,218
Wolfspeed, Inc.*	24,750	1,570,388

		78,768,430

Software (6.5%)
Adobe, Inc.*	18,607	6,811,278
ANSYS, Inc.*	2,822	675,276
Autodesk, Inc.*	7,109	1,222,464
Bill.com Holdings, Inc.*	11,651	1,280,911
Cadence Design Systems, Inc.*	8,904	1,335,867
Ceridian HCM Holding, Inc.*	35,213	1,657,828
Citrix Systems, Inc.	3,836	372,744
DocuSign, Inc.*	13,816	792,762
Fortinet, Inc.*	21,310	1,205,720
Intuit, Inc.	9,158	3,529,860
Microsoft Corp.	364,344	93,574,470
NortonLifeLock, Inc.	18,635	409,225
Oracle Corp.	50,955	3,560,226
Paycom Software, Inc.*	1,554	435,306
PTC, Inc.*	3,604	383,249
Roper Technologies, Inc.	3,410	1,345,757
Salesforce, Inc.*	32,237	5,320,394
ServiceNow, Inc.*	10,902	5,184,119

See Notes to Financial Statements.

1013

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EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Synopsys, Inc.*	4,962	$1,506,959
Tyler Technologies, Inc.*	1,398	464,807

		131,069,222

Technology Hardware, Storage & Peripherals (3.7%)
Apple, Inc.	517,273	70,721,565
Hewlett Packard Enterprise Co.	41,831	554,679
HP, Inc.	34,066	1,116,684
NetApp, Inc.	7,142	465,944
Seagate Technology Holdings plc	6,423	458,859
Western Digital Corp.*	10,439	467,980

		73,785,711

Total Information Technology		384,302,824

Materials (3.1%)
Chemicals (1.7%)
Air Products and Chemicals, Inc.	7,171	1,724,482
Albemarle Corp.	3,755	784,720
Celanese Corp.	3,543	416,692
CF Industries Holdings, Inc.	6,875	589,394
Corteva, Inc.	23,513	1,272,994
Dow, Inc.	23,795	1,228,060
DuPont de Nemours, Inc.	16,531	918,793
Eastman Chemical Co.	4,365	391,846
Ecolab, Inc.	7,999	1,229,926
FMC Corp.	4,017	429,859
International Flavors & Fragrances, Inc.	8,232	980,596
Linde plc	25,206	7,247,481
LyondellBasell Industries NV, Class A	8,325	728,104
Mosaic Co. (The)	11,695	552,355
Nutrien Ltd.	73,270	5,838,886
PPG Industries, Inc.	7,693	879,618
Sherwin-Williams Co. (The)	37,146	8,317,361

		33,531,167

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	2,021	604,764
Vulcan Materials Co.	4,367	620,551

		1,225,315

Containers & Packaging (0.2%)
Amcor plc	48,316	600,568
Avery Dennison Corp.	2,566	415,358
Ball Corp.	10,251	704,961
International Paper Co.	12,026	503,048
Packaging Corp. of America	3,001	412,638
Sealed Air Corp.	5,084	293,448
Westrock Co.	8,238	328,202

		3,258,223

Metals & Mining (1.2%)
Allegheny Technologies, Inc.*	169,119	3,840,693
Freeport-McMoRan, Inc.	46,651	1,365,008
Newmont Corp.	165,721	9,888,572
Nucor Corp.	8,501	887,589
Wheaton Precious Metals Corp. (x)	250,035	9,008,761

		24,990,623

Total Materials		63,005,328

Real Estate (1.7%)
Equity Real Estate Investment Trusts (REITs) (1.6%)
Alexandria Real Estate Equities, Inc. (REIT)	4,883	708,182
American Tower Corp. (REIT)	15,078	3,853,786
AvalonBay Communities, Inc. (REIT)	4,520	878,010
Boston Properties, Inc. (REIT)	4,575	407,084
Camden Property Trust (REIT)	3,548	477,135
Crown Castle International Corp. (REIT)	22,228	3,742,751
Digital Realty Trust, Inc. (REIT)	9,315	1,209,366
Duke Realty Corp. (REIT)	12,833	705,173
Equinix, Inc. (REIT)	5,421	3,561,705
Equity Residential (REIT)	11,098	801,498
Essex Property Trust, Inc. (REIT)	2,101	549,433
Extra Space Storage, Inc. (REIT)	4,228	719,267
Federal Realty OP LP (REIT)	2,243	214,745
Healthpeak Properties, Inc. (REIT)	17,638	457,001
Host Hotels & Resorts, Inc. (REIT)	23,033	361,157
Iron Mountain, Inc. (REIT)	9,521	463,577
Kimco Realty Corp. (REIT)	20,168	398,721
Mid-America Apartment Communities, Inc. (REIT)	3,844	671,431
Prologis, Inc. (REIT)	23,932	2,815,600
Public Storage (REIT)	4,934	1,542,714
Realty Income Corp. (REIT)	19,520	1,332,435
Regency Centers Corp. (REIT)	5,100	302,481
SBA Communications Corp. (REIT)	3,491	1,117,295
Simon Property Group, Inc. (REIT)	10,600	1,006,152
UDR, Inc. (REIT)	9,864	454,139
Ventas, Inc. (REIT)	13,344	686,282
VICI Properties, Inc. (REIT)	31,247	930,848
Vornado Realty Trust (REIT) (x)	4,899	140,062
Welltower, Inc. (REIT)	14,730	1,213,016
Weyerhaeuser Co. (REIT)	24,428	809,055

		32,530,101

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	10,383	764,292

Total Real Estate		33,294,393

Utilities (3.9%)
Electric Utilities (2.6%)
Alliant Energy Corp.	7,977	467,532
American Electric Power Co., Inc.	16,663	1,598,648
Constellation Energy Corp.	10,865	622,130
Duke Energy Corp.	25,175	2,699,012
Edison International	38,870	2,458,139
Entergy Corp.	6,616	745,226
Evergy, Inc.	7,328	478,152
Eversource Energy	11,119	939,222
Exelon Corp.	243,801	11,049,061
FirstEnergy Corp.	215,246	8,263,294
NextEra Energy, Inc.	207,882	16,102,540
NRG Energy, Inc.	7,149	272,877
PG&E Corp.*	257,688	2,571,726
Pinnacle West Capital Corp.	3,754	274,493
PPL Corp.	23,729	643,768
Southern Co. (The)	34,723	2,476,097
Xcel Energy, Inc.	17,874	1,264,764

		52,926,681

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Gas Utilities (0.4%)
Atmos Energy Corp.	72,710	$8,150,791

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	134,987	2,836,077

Multi-Utilities (0.7%)
Ameren Corp.	8,437	762,367
CenterPoint Energy, Inc.	157,877	4,670,002
CMS Energy Corp.	9,331	629,842
Consolidated Edison, Inc.	11,646	1,107,535
Dominion Energy, Inc.	26,196	2,090,703
DTE Energy Co.	6,426	814,495
NiSource, Inc.	13,379	394,547
Public Service Enterprise Group, Inc.	16,354	1,034,881
Sempra Energy	10,198	1,532,453
WEC Energy Group, Inc.	10,201	1,026,629

		14,063,454

Water Utilities (0.1%)
American Water Works Co., Inc.	5,871	873,429

Total Utilities		78,850,432

Total Common Stocks (81.2%) (Cost $846,971,947)		1,632,431,130

EXCHANGE TRADED FUNDS (ETF):
Equity (8.9%)
iShares Core S&P 500 ETF	160,044	60,680,683
iShares Morningstar Growth ETF (x)	37,190	1,862,847
iShares Morningstar U.S. Equity ETF‡	612,908	31,846,700
iShares Morningstar Value ETF (x)	75,026	4,530,820
iShares Russell 1000 ETF (x)	150,899	31,350,776
iShares Russell 1000 Growth ETF (x)	597	130,564
SPDR Portfolio S&P 500 Growth ETF (x)	28,800	1,505,664
SPDR Portfolio S&P 500 Value ETF (x)	132,800	4,889,696
Vanguard Growth ETF (x)	4,500	1,003,005
Vanguard Large-Cap ETF (x)	184,613	31,818,050
Vanguard Russell 1000 Growth ETF	16,300	917,364
Vanguard Russell 1000 Value (x)	62,900	3,997,295
Vanguard Value ETF	37,500	4,945,500

Total Exchange Traded Funds (8.9%) (Cost $73,974,863)		179,478,964

SHORT-TERM INVESTMENTS:
Investment Company (3.9%)
JPMorgan Prime Money Market Fund, IM Shares	77,998,222	78,013,821

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.6%)
Deutsche Bank Securities, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $3,426,159, collateralized by various U.S. Government Agency Securities, ranging from 2.000%-4.000%, maturing 1/1/45-4/1/52; total market value $3,494,536. (xx)	$3,426,016	3,426,016
MetLife, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $1,000,042, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-11/15/47; total market value $1,020,451. (xx)	1,000,000	1,000,000
National Bank of Canada, 1.70%, dated 6/30/22, due 7/7/22, repurchase price $8,002,644, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 11/3/22-2/15/51; total market value $8,822,456. (xx)	8,000,000	8,000,000

Total Repurchase Agreements		12,426,016

Total Short-Term Investments (4.5%) (Cost $90,457,956)		90,439,837

Total Investments in Securities (94.6%) (Cost $1,011,404,766)		1,902,349,931
Other Assets Less Liabilities (5.4%)		109,442,986

Net Assets (100%)		$2,011,792,917

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $19,573,622. This was collateralized by $8,171,401 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 7/14/22 – 5/15/52 and by cash of $12,426,016 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	—	American Depositary Receipt
NYRS	—	New York Registry Shares
USD	—	United States Dollar

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2022, were as follows:

Security Description	Shares at June 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	13,385	2,944,436	—	(254,624)	202,396	(780,457)	2,111,751	38,730	—
Capital Markets
BlackRock, Inc.	4,612	4,526,529	—	(264,500)	181,941	(1,635,077)	2,808,893	45,588	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar U.S. Equity ETF	612,908	43,638,542	—	(2,723,718)	1,470,125	(10,538,249)	31,846,700	218,050	—

Total		51,109,507	—	(3,242,842)	1,854,462	(12,953,783)	36,767,344	302,368	—

Futures contracts outstanding as of June 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
S&P 500 E-Mini Index	(469)	9/2022	USD	(88,863,775)	(488,672)

					(488,672)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$130,445,223	$—	$—	$130,445,223
Consumer Discretionary	148,253,684	—	—	148,253,684
Consumer Staples	137,694,543	—	—	137,694,543
Energy	101,632,117	—	—	101,632,117
Financials	168,204,475	—	—	168,204,475
Health Care	259,618,243	—	—	259,618,243
Industrials	127,129,868	—	—	127,129,868
Information Technology	384,302,824	—	—	384,302,824
Materials	63,005,328	—	—	63,005,328
Real Estate	33,294,393	—	—	33,294,393
Utilities	78,850,432	—	—	78,850,432
Exchange Traded Funds	179,478,964	—	—	179,478,964

See Notes to Financial Statements.

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EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Investment Company	$78,013,821	$—	$—	$78,013,821
Repurchase Agreements	—	12,426,016	—	12,426,016

Total Assets	$1,889,923,915	$12,426,016	$—	$1,902,349,931

Liabilities:
Futures	$(488,672)	$—	$—	$(488,672)

Total Liabilities	$(488,672)	$—	$—	$(488,672)

Total	$1,889,435,243	$12,426,016	$—	$1,901,861,259

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(488,672	)*

Total		$(488,672)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(65,632,967)	$(65,632,967)

Total	$(65,632,967)	$(65,632,967)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(4,616,320)	$(4,616,320)

Total	$(4,616,320)	$(4,616,320)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $171,650,000 during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$308,168,755
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$500,024,986

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$936,521,137
Aggregate gross unrealized depreciation	(51,200,163)

Net unrealized appreciation	$885,320,974

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,016,540,285

For the six months ended June 30, 2022, the Portfolio incurred approximately $2,200 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $13,941,827)	$36,767,344
Unaffiliated Issuers (Cost $985,036,923)	1,853,156,571
Repurchase Agreements (Cost $12,426,016)	12,426,016
Cash	119,680,796
Foreign cash (Cost $7)	7
Cash held as collateral at broker for futures	2,428,600
Dividends, interest and other receivables	1,504,012
Due from broker for futures variation margin	465,531
Receivable for Portfolio shares sold	26,047
Securities lending income receivable	23,885
Receivable for securities sold	13,723
Other assets	24,557

Total assets	2,026,517,089

LIABILITIES
Payable for return of collateral on securities loaned	12,426,016
Investment management fees payable	818,328
Payable for Portfolio shares redeemed	577,835
Distribution fees payable – Class IB	294,260
Administrative fees payable	210,503
Payable for securities purchased	196,240
Trustees’ fees payable	5,191
Distribution fees payable – Class IA	1,340
Accrued expenses	194,459

Total liabilities	14,724,172

NET ASSETS	$2,011,792,917

Net assets were comprised of:
Paid in capital	$1,080,153,011
Total distributable earnings (loss)	931,639,906

Net assets	$2,011,792,917

Class IA
Net asset value, offering and redemption price per share, $6,315,476 / 612,237 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.32

Class IB
Net asset value, offering and redemption price per share, $1,379,567,704 / 133,701,043 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.32

Class K
Net asset value, offering and redemption price per share, $625,909,737 / 60,534,740 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.34

(x)	Includes value of securities on loan of $19,573,622.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends ($302,368 of dividend income received from affiliates) (net of $39,914 foreign withholding tax)	$16,489,896
Interest	109,917
Securities lending (net)	118,395

Total income	16,718,208

EXPENSES
Investment management fees	5,526,814
Distribution fees – Class IB	1,992,992
Administrative fees	1,397,547
Custodian fees	89,360
Professional fees	57,647
Printing and mailing expenses	43,790
Trustees’ fees	36,745
Distribution fees – Class IA	8,511
Miscellaneous	30,392

Total expenses	9,183,798

NET INVESTMENT INCOME (LOSS)	7,534,410

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($1,854,462 realized gain (loss) from affiliates)	111,957,352
Futures contracts	(65,632,967)

Net realized gain (loss)	46,324,385

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(12,953,783) of change in unrealized appreciation (depreciation) from affiliates)	(547,396,839)
Futures contracts	(4,616,320)

Net change in unrealized appreciation (depreciation)	(552,013,159)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(505,688,774)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(498,154,364)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,534,410	$11,969,440
Net realized gain (loss)	46,324,385	404,025,959
Net change in unrealized appreciation (depreciation)	(552,013,159)	214,336,612

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(498,154,364)	630,332,011

Distributions to shareholders:
Class IA	—	(1,011,607)
Class IB	—	(250,629,530)
Class K	—	(121,093,565)

Total distributions to shareholders	—	(372,734,702)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 50,155 and 30,131 shares, respectively ]	576,847	396,601
Capital shares issued in reinvestment of dividends and distributions [ 0 and 79,619 shares, respectively ]	—	1,011,607
Capital shares repurchased [ (20,140) and (33,778) shares, respectively ]	(229,527)	(441,561)

Total Class IA transactions	347,320	966,647

Class IB
Capital shares sold [ 798,932 and 1,079,543 shares, respectively ]	9,344,811	14,089,221
Capital shares issued in reinvestment of dividends and distributions [ 0 and 19,717,188 shares, respectively ]	—	250,629,530
Capital shares repurchased [ (10,217,630) and (20,224,364) shares, respectively ]	(118,504,707)	(264,688,236)

Total Class IB transactions	(109,159,896)	30,515

Class K
Capital shares sold [ 48,363 and 139,683 shares, respectively ]	558,512	1,814,744
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,517,795 shares, respectively ]	—	121,093,565
Capital shares repurchased [ (7,901,155) and (10,960,029) shares, respectively ]	(92,060,670)	(142,508,970)

Total Class K transactions	(91,502,158)	(19,600,661)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(200,314,734)	(18,603,499)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(698,469,098)	238,993,810
NET ASSETS:
Beginning of period	2,710,262,015	2,471,268,205

End of period	$2,011,792,917	$2,710,262,015

See Notes to Financial Statements.

1020

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IA			2021	2020	2019	2018	2017
Net asset value, beginning of period	$12.77		$11.61	$11.26	$9.37	$11.04	$9.75

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03		0.05	0.07	0.14	0.11	0.10
Net realized and unrealized gain (loss)	(2.48)		3.07	1.71	2.66	(0.75)	2.03

Total from investment operations	(2.45)		3.12	1.78	2.80	(0.64)	2.13

Less distributions:
Dividends from net investment income	—		(0.05)	(0.07)	(0.15)	(0.11)	(0.11)
Distributions from net realized gains	—		(1.91)	(1.36)	(0.76)	(0.92)	(0.73)

Total dividends and distributions	—		(1.96)	(1.43)	(0.91)	(1.03)	(0.84)

Net asset value, end of period	$10.32		$12.77	$11.61	$11.26	$9.37	$11.04

Total return (b)	(19.19)%		27.32%	16.27%	29.98%	(6.44)%	21.96%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,315		$7,436	$5,879	$5,265	$4,362	$4,842
Ratio of expenses to average net assets (a)(f)	0.87%		0.86%	0.87%	0.87%	0.87%	0.88%
Ratio of net investment income (loss) to average net assets (a)(f)	0.58%		0.38%	0.66%	1.27%	1.01%	0.97%
Portfolio turnover rate^	15	%(z)	31%	31%	14%	16%	17%

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021	2020	2019	2018	2017
Net asset value, beginning of period	$12.78		$11.62	$11.26	$9.37	$11.04	$9.75

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03		0.05	0.07	0.14	0.11	0.10
Net realized and unrealized gain (loss)	(2.49)		3.07	1.72	2.66	(0.75)	2.03

Total from investment operations	(2.46)		3.12	1.79	2.80	(0.64)	2.13

Less distributions:
Dividends from net investment income	—		(0.05)	(0.07)	(0.15)	(0.11)	(0.11)
Distributions from net realized gains	—		(1.91)	(1.36)	(0.76)	(0.92)	(0.73)

Total dividends and distributions	—		(1.96)	(1.43)	(0.91)	(1.03)	(0.84)

Net asset value, end of period	$10.32		$12.78	$11.62	$11.26	$9.37	$11.04

Total return (b)	(19.25)%		27.31%	16.36%	29.98%	(6.44)%	21.96%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,379,568		$1,828,419	$1,655,697	$1,627,605	$1,429,796	$1,758,123
Ratio of expenses to average net assets (a)(f)	0.87%		0.86%	0.87%	0.87%	0.87%	0.88%
Ratio of net investment income (loss) to average net assets (a)(f)	0.57%		0.38%	0.67%	1.26%	1.00%	0.97%
Portfolio turnover rate^	15	%(z)	31%	31%	14%	16%	17%

See Notes to Financial Statements.

1021

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021	2020	2019	2018	2017
Net asset value, beginning of period	$12.79		$11.62	$11.26	$9.37	$11.04	$9.75

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.08	0.10	0.16	0.14	0.13
Net realized and unrealized gain (loss)	(2.50)		3.08	1.72	2.66	(0.75)	2.03

Total from investment operations	(2.45)		3.16	1.82	2.82	(0.61)	2.16

Less distributions:
Dividends from net investment income	—		(0.08)	(0.10)	(0.17)	(0.14)	(0.14)
Distributions from net realized gains	—		(1.91)	(1.36)	(0.76)	(0.92)	(0.73)

Total dividends and distributions	—		(1.99)	(1.46)	(0.93)	(1.06)	(0.87)

Net asset value, end of period	$10.34		$12.79	$11.62	$11.26	$9.37	$11.04

Total return (b)	(19.16)%		27.66%	16.61%	30.28%	(6.19)%	22.24%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$625,910		$874,407	$809,692	$828,137	$748,561	$942,266
Ratio of expenses to average net assets (a)(f)	0.62%		0.61%	0.62%	0.62%	0.62%	0.63%
Ratio of net investment income (loss) to average net assets (a)(f)	0.81%		0.63%	0.92%	1.51%	1.25%	1.22%
Portfolio turnover rate^	15	%(z)	31%	31%	14%	16%	17%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1022

EQ/LARGE CAP GROWTH INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Information Technology	43.0%
Consumer Discretionary	15.3
Health Care	12.2
Communication Services	8.0
Industrials	7.0
Consumer Staples	5.8
Financials	2.9
Real Estate	1.7
Energy	1.4
Materials	1.4
Repurchase Agreements	0.3
Utilities	0.0 #
Cash and Other	1.0

100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IA
Actual	$1,000.00	$717.70	$3.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.24	3.60
Class IB
Actual	1,000.00	717.40	3.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.24	3.60
Class K
Actual	1,000.00	718.50	1.99
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.48	2.34

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.72%, 0.72% and 0.47%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1023

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.0%)
Entertainment (0.7%)
Electronic Arts, Inc.	1,608	$195,613
Liberty Media Corp.-Liberty Formula One, Class A*	218	12,638
Liberty Media Corp.-Liberty Formula One, Class C*	2,079	131,954
Live Nation Entertainment, Inc.*	7,124	588,300
Madison Square Garden Sports Corp.*	881	133,031
Netflix, Inc.*	18,281	3,196,798
Playtika Holding Corp.*	8,739	115,704
ROBLOX Corp., Class A*	40,719	1,338,026
Roku, Inc.*	3,135	257,509
Spotify Technology SA*	12,949	1,215,005
Take-Two Interactive Software, Inc.*	12,131	1,486,365
Walt Disney Co. (The)*	11,304	1,067,098
Warner Bros Discovery, Inc.*	160,189	2,149,736
World Wrestling Entertainment, Inc., Class A	3,981	248,773

		12,136,550

Interactive Media & Services (6.9%)
Alphabet, Inc., Class A*	24,229	52,801,290
Alphabet, Inc., Class C*	22,128	48,403,894
Match Group, Inc.*	24,694	1,720,925
Meta Platforms, Inc., Class A*	45,224	7,292,370
Pinterest, Inc., Class A*	11,207	203,519
TripAdvisor, Inc.*	765	13,617
Twitter, Inc.*	63,907	2,389,483
ZoomInfo Technologies, Inc., Class A*	25,422	845,027

		113,670,125

Media (0.4%)
Cable One, Inc.	338	435,790
Charter Communications, Inc., Class A*	10,705	5,015,614
Liberty Broadband Corp., Class A*	896	101,741
Liberty Broadband Corp., Class C*	5,546	641,339
Liberty Media Corp.-Liberty SiriusXM, Class A*	1,930	69,557
Liberty Media Corp.-Liberty SiriusXM, Class C*	3,980	143,479
Nexstar Media Group, Inc., Class A	327	53,262

		6,460,782

Total Communication Services		132,267,457

Consumer Discretionary (15.3%)
Auto Components (0.0%)†
Aptiv plc*	6,278	559,181

Automobiles (3.3%)
Lucid Group, Inc. (x)*	46,170	792,277
Tesla, Inc.*	78,515	52,873,571

		53,665,848

Distributors (0.1%)
Genuine Parts Co.	1,041	138,453
Pool Corp.	3,607	1,266,887

		1,405,340

Diversified Consumer Services (0.0%)†
Bright Horizons Family Solutions, Inc.*	1,541	130,245
H&R Block, Inc.	12,559	443,584
Mister Car Wash, Inc. (x)*	5,274	57,381

		631,210

Hotels, Restaurants & Leisure (2.0%)
Airbnb, Inc., Class A*	34,652	3,086,800
Booking Holdings, Inc.*	3,761	6,577,951
Caesars Entertainment, Inc.*	13,018	498,589
Chipotle Mexican Grill, Inc.*	2,575	3,366,195
Choice Hotels International, Inc.	3,113	347,504
Churchill Downs, Inc.	3,355	642,583
Darden Restaurants, Inc.	8,412	951,565
Domino’s Pizza, Inc.	2,429	946,606
DraftKings, Inc., Class A (x)*	35,048	409,010
Expedia Group, Inc.*	13,988	1,326,482
Hilton Worldwide Holdings, Inc.	18,338	2,043,587
Las Vegas Sands Corp.*	11,413	383,363
Marriott International, Inc., Class A	25,401	3,454,790
McDonald’s Corp.	16,629	4,105,368
Norwegian Cruise Line Holdings Ltd. (x)*	2,863	31,837
Planet Fitness, Inc., Class A*	5,753	391,262
Six Flags Entertainment Corp.*	3,567	77,404
Starbucks Corp.	38,224	2,919,931
Travel + Leisure Co.	5,573	216,344
Vail Resorts, Inc.	3,520	767,536
Wendy’s Co. (The)	15,964	301,400
Wyndham Hotels & Resorts, Inc.	5,810	381,833
Wynn Resorts Ltd.*	1,238	70,541
Yum! Brands, Inc.	3,047	345,865

		33,644,346

Household Durables (0.2%)
DR Horton, Inc.	15,654	1,036,138
NVR, Inc.*	201	804,832
PulteGroup, Inc.	8,551	338,876
Toll Brothers, Inc.	5,265	234,819
TopBuild Corp.*	2,553	426,760

		2,841,425

Internet & Direct Marketing Retail (5.4%)
Amazon.com, Inc.*	823,004	87,411,255
DoorDash, Inc., Class A*	20,459	1,312,854
eBay, Inc.	6,737	280,731
Etsy, Inc.*	11,696	856,264
Wayfair, Inc., Class A (x)*	4,525	197,109

		90,058,213

Leisure Products (0.1%)
Brunswick Corp.	1,229	80,352
Mattel, Inc.*	15,670	349,911
Polaris, Inc.	3,872	384,412
YETI Holdings, Inc.*	8,058	348,670

		1,163,345

Multiline Retail (0.6%)
Dollar General Corp.	21,169	5,195,719
Dollar Tree, Inc.*	6,094	949,750
Nordstrom, Inc.	8,847	186,937

See Notes to Financial Statements.

1024

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Ollie’s Bargain Outlet Holdings, Inc.*	295	$17,331
Target Corp.	23,628	3,336,983

		9,686,720

Specialty Retail (2.7%)
Advance Auto Parts, Inc.	447	77,371
AutoZone, Inc.*	1,666	3,580,434
Best Buy Co., Inc.	5,820	379,406
Burlington Stores, Inc.*	5,707	777,465
CarMax, Inc.*	1,721	155,716
Carvana Co. (x)*	9,647	217,829
Five Below, Inc.*	5,048	572,595
Floor & Decor Holdings, Inc., Class A*	9,547	601,079
Home Depot, Inc. (The)	55,492	15,219,791
Leslie’s, Inc. (x)*	13,038	197,917
Lowe’s Cos., Inc.	52,855	9,232,183
O’Reilly Automotive, Inc.*	2,466	1,557,920
RH*	602	127,780
Ross Stores, Inc.	13,541	950,984
TJX Cos., Inc. (The)	108,706	6,071,230
Tractor Supply Co.	10,347	2,005,766
Ulta Beauty, Inc.*	4,754	1,832,572
Victoria’s Secret & Co.*	5,469	152,968
Williams-Sonoma, Inc.	5,089	564,625

		44,275,631

Textiles, Apparel & Luxury Goods (0.9%)
Deckers Outdoor Corp.*	2,209	564,068
Lululemon Athletica, Inc.*	10,333	2,816,879
NIKE, Inc., Class B	113,457	11,595,306
Skechers USA, Inc., Class A*	1,869	66,499
Tapestry, Inc.	3,298	100,655

		15,143,407

Total Consumer Discretionary		253,074,666

Consumer Staples (5.8%)
Beverages (2.4%)
Boston Beer Co., Inc. (The), Class A*	829	251,162
Brown-Forman Corp., Class A	2,474	167,342
Brown-Forman Corp., Class B	9,983	700,407
Coca-Cola Co. (The)	271,154	17,058,298
Monster Beverage Corp.*	31,821	2,949,807
PepsiCo, Inc.	108,167	18,027,112

		39,154,128

Food & Staples Retailing (1.5%)
BJ’s Wholesale Club Holdings, Inc.*	7,820	487,342
Costco Wholesale Corp.	40,996	19,648,563
Grocery Outlet Holding Corp.*	604	25,749
Performance Food Group Co.*	4,346	199,829
Sysco Corp.	47,002	3,981,539

		24,343,022

Food Products (0.3%)
Darling Ingredients, Inc.*	1,022	61,116
Freshpet, Inc.*	2,350	121,941
Hershey Co. (The)	11,708	2,519,093
Kellogg Co.	12,796	912,867
Lamb Weston Holdings, Inc.	13,332	952,705
Pilgrim’s Pride Corp.*	2,280	71,204

		4,638,926

Household Products (1.3%)
Church & Dwight Co., Inc.	10,176	942,908
Clorox Co. (The)	9,450	1,332,261
Colgate-Palmolive Co.	47,140	3,777,800
Kimberly-Clark Corp.	18,469	2,496,085
Procter & Gamble Co. (The)	94,275	13,555,802

		22,104,856

Personal Products (0.3%)
Estee Lauder Cos., Inc. (The), Class A	21,245	5,410,464
Olaplex Holdings, Inc. (x)*	11,495	161,965

		5,572,429

Total Consumer Staples		95,813,361

Energy (1.4%)
Energy Equipment & Services (0.1%)
Halliburton Co.	37,654	1,180,829

Oil, Gas & Consumable Fuels (1.3%)
Antero Resources Corp.*	17,698	542,444
Cheniere Energy, Inc.	13,472	1,792,180
Continental Resources, Inc.	2,511	164,094
Coterra Energy, Inc.	11,985	309,093
Devon Energy Corp.	29,763	1,640,239
Diamondback Energy, Inc.	9,354	1,133,237
Enviva, Inc.	2,831	161,990
EOG Resources, Inc.	39,581	4,371,326
Hess Corp.	20,398	2,160,964
New Fortress Energy, Inc.	4,456	176,324
Occidental Petroleum Corp.	62,558	3,683,415
ONEOK, Inc.	4,647	257,908
Ovintiv, Inc.	17,015	751,893
PDC Energy, Inc.	4,691	289,013
Pioneer Natural Resources Co.	12,266	2,736,299
Range Resources Corp.*	16,050	397,237
Southwestern Energy Co.*	7,308	45,675
Targa Resources Corp.	20,900	1,247,103
Texas Pacific Land Corp.	530	788,651

		22,649,085

Total Energy		23,829,914

Financials (2.9%)
Banks (0.1%)
First Citizens BancShares, Inc., Class A	279	182,405
Signature Bank	293	52,509
SVB Financial Group*	3,464	1,368,245
Western Alliance Bancorp	5,985	422,541

		2,025,700

Capital Markets (1.5%)
Ameriprise Financial, Inc.	6,480	1,540,166
Ares Management Corp.	14,030	797,746
Blackstone, Inc.	64,801	5,911,795
Blue Owl Capital, Inc. (x)	37,269	373,808
Charles Schwab Corp. (The)	78,110	4,934,990

See Notes to Financial Statements.

1025

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
FactSet Research Systems, Inc.	3,511	$1,350,225
LPL Financial Holdings, Inc.	7,364	1,358,511
MarketAxess Holdings, Inc.	3,436	879,650
Moody’s Corp.	13,952	3,794,525
Morningstar, Inc.	2,084	503,974
MSCI, Inc.	5,492	2,263,528
Raymond James Financial, Inc.	1,445	129,198
Tradeweb Markets, Inc., Class A	6,295	429,634

		24,267,750

Consumer Finance (0.0%)†
American Express Co.	3,512	486,834
Credit Acceptance Corp. (x)*	64	30,298
Upstart Holdings, Inc. (x)*	1,297	41,011

		558,143

Diversified Financial Services (0.1%)
Apollo Global Management, Inc.	32,373	1,569,443

Insurance (1.2%)
Alleghany Corp.*	181	150,791
Aon plc, Class A	18,347	4,947,819
Arch Capital Group Ltd.*	10,836	492,930
Arthur J Gallagher & Co.	2,195	357,873
Assurant, Inc.	306	52,892
Brown & Brown, Inc.	1,662	96,961
Erie Indemnity Co., Class A	1,716	329,798
Everest Re Group Ltd.	1,113	311,952
Lincoln National Corp.	3,282	153,499
Markel Corp.*	283	365,990
Marsh & McLennan Cos., Inc.	41,442	6,433,870
Progressive Corp. (The)	47,027	5,467,829
RenaissanceRe Holdings Ltd.	2,203	344,483
Ryan Specialty Holdings, Inc., Class A*	7,606	298,079

		19,804,766

Thrifts & Mortgage Finance (0.0%)†
Rocket Cos., Inc., Class A (x)	6,108	44,955
UWM Holdings Corp. (x)	7,786	27,562

		72,517

Total Financials		48,298,319

Health Care (12.2%)
Biotechnology (3.2%)
AbbVie, Inc.	163,648	25,064,328
Alnylam Pharmaceuticals, Inc.*	11,166	1,628,561
Amgen, Inc.	41,533	10,104,979
Exact Sciences Corp.*	2,927	115,294
Exelixis, Inc.*	25,307	526,892
Horizon Therapeutics plc*	19,318	1,540,804
Incyte Corp.*	14,602	1,109,314
Ionis Pharmaceuticals, Inc.*	12,005	444,425
Moderna, Inc.*	1,909	272,700
Natera, Inc.*	7,413	262,717
Neurocrine Biosciences, Inc.*	8,766	854,510
Novavax, Inc. (x)*	7,218	371,222
Regeneron Pharmaceuticals, Inc.*	1,402	828,764
Sarepta Therapeutics, Inc.*	7,783	583,414
Seagen, Inc.*	12,576	2,225,197
Ultragenyx Pharmaceutical, Inc.*	4,811	287,024
Vertex Pharmaceuticals, Inc.*	22,351	6,298,288

		52,518,433

Health Care Equipment & Supplies (1.9%)
Abbott Laboratories	20,959	2,277,195
ABIOMED, Inc.*	4,133	1,022,959
Align Technology, Inc.*	5,444	1,288,431
Baxter International, Inc.	7,266	466,695
Dexcom, Inc.*	36,235	2,700,595
Edwards Lifesciences Corp.*	57,181	5,437,341
Globus Medical, Inc., Class A*	488	27,396
ICU Medical, Inc.*	347	57,043
IDEXX Laboratories, Inc.*	7,714	2,705,531
Insulet Corp.*	6,368	1,387,842
Intuitive Surgical, Inc.*	30,515	6,124,666
Masimo Corp.*	3,547	463,487
Novocure Ltd.*	9,556	664,142
Penumbra, Inc.*	3,299	410,792
ResMed, Inc.	13,367	2,802,124
Stryker Corp.	17,404	3,462,178
Tandem Diabetes Care, Inc.*	5,518	326,610

		31,625,027

Health Care Providers & Services (3.3%)
agilon health, Inc.*	16,164	352,860
AmerisourceBergen Corp.	13,802	1,952,707
Chemed Corp.	481	225,777
Cigna Corp.	4,599	1,211,929
DaVita, Inc.*	5,401	431,864
Elevance Health, Inc.	6,786	3,274,788
Guardant Health, Inc.*	9,013	363,584
HCA Healthcare, Inc.	1,274	214,108
Humana, Inc.	8,263	3,867,662
McKesson Corp.	2,633	858,911
Molina Healthcare, Inc.*	4,155	1,161,780
Signify Health, Inc., Class A (x)*	361	4,982
UnitedHealth Group, Inc.	78,816	40,482,262

		54,403,214

Health Care Technology (0.2%)
Certara, Inc.*	6,944	149,018
Change Healthcare, Inc.*	1,837	42,361
Definitive Healthcare Corp. (x)*	1,501	34,418
Doximity, Inc., Class A (x)*	4,133	143,911
Teladoc Health, Inc.*	1,426	47,358
Veeva Systems, Inc., Class A*	12,891	2,552,934

		2,970,000

Life Sciences Tools & Services (1.3%)
10X Genomics, Inc., Class A*	7,536	341,004
Agilent Technologies, Inc.	24,915	2,959,155
Avantor, Inc.*	52,403	1,629,733
Bio-Techne Corp.	3,598	1,247,211
Bruker Corp.	10,063	631,554
Charles River Laboratories International, Inc.*	4,352	931,197
Danaher Corp.	4,076	1,033,348
IQVIA Holdings, Inc.*	17,419	3,779,749
Maravai LifeSciences Holdings, Inc., Class A*	10,156	288,532
Mettler-Toledo International, Inc.*	2,070	2,377,954
Repligen Corp.*	3,642	591,461

See Notes to Financial Statements.

1026

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Sotera Health Co.*	9,141	$179,072
Syneos Health, Inc.*	1,659	118,917
Thermo Fisher Scientific, Inc.	4,420	2,401,298
Waters Corp.*	5,540	1,833,629
West Pharmaceutical Services, Inc.	6,850	2,071,234

		22,415,048

Pharmaceuticals (2.3%)
Catalent, Inc.*	5,037	540,420
Eli Lilly and Co.	63,509	20,591,523
Merck & Co., Inc.	98,146	8,947,971
Zoetis, Inc.	43,595	7,493,544

		37,573,458

Total Health Care		201,505,180

Industrials (7.0%)
Aerospace & Defense (1.0%)
Axon Enterprise, Inc.*	4,836	450,570
Boeing Co. (The)*	15,780	2,157,442
BWX Technologies, Inc.	3,293	181,411
HEICO Corp.	3,897	510,975
HEICO Corp., Class A	6,842	721,010
Howmet Aerospace, Inc.	3,399	106,898
Huntington Ingalls Industries, Inc.	801	174,474
Lockheed Martin Corp.	21,977	9,449,231
Northrop Grumman Corp.	1,586	759,012
Spirit AeroSystems Holdings, Inc., Class A	9,159	268,359
TransDigm Group, Inc.*	1,881	1,009,476

		15,788,858

Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	3,122	316,477
Expeditors International of Washington, Inc.	4,772	465,079
GXO Logistics, Inc.*	1,065	46,082
United Parcel Service, Inc., Class B	60,716	11,083,099

		11,910,737

Airlines (0.1%)
Delta Air Lines, Inc.*	59,216	1,715,487

Building Products (0.3%)
A O Smith Corp.	2,858	156,276
Advanced Drainage Systems, Inc.	5,674	511,057
Allegion plc	6,419	628,420
Armstrong World Industries, Inc.	2,491	186,725
Carlisle Cos., Inc.	4,010	956,826
Fortune Brands Home & Security, Inc.	4,167	249,520
Masco Corp.	1,134	57,380
Trane Technologies plc	12,542	1,628,830
Trex Co., Inc.*	10,567	575,056

		4,950,090

Commercial Services & Supplies (0.7%)
Cintas Corp.	7,557	2,822,766
Copart, Inc.*	19,716	2,142,341
Driven Brands Holdings, Inc.*	296	8,152
IAA, Inc.*	10,262	336,286
MSA Safety, Inc.	1,318	159,570
Republic Services, Inc.	1,221	159,792
Rollins, Inc.	19,843	692,918
Tetra Tech, Inc.	2,026	276,650
Waste Management, Inc.	35,997	5,506,821

		12,105,296

Construction & Engineering (0.1%)
AECOM	752	49,045
Quanta Services, Inc.	7,187	900,819
Valmont Industries, Inc.	270	60,650
WillScot Mobile Mini Holdings Corp.*	10,661	345,630

		1,356,144

Electrical Equipment (0.3%)
ChargePoint Holdings, Inc. (x)*	18,370	251,485
Emerson Electric Co.	17,438	1,387,019
Generac Holdings, Inc.*	5,762	1,213,362
Plug Power, Inc. (x)*	23,875	395,609
Rockwell Automation, Inc.	7,262	1,447,389
Vertiv Holdings Co.	4,436	36,464

		4,731,328

Industrial Conglomerates (0.2%)
General Electric Co.	5,679	361,582
Honeywell International, Inc.	18,539	3,222,264

		3,583,846

Machinery (1.5%)
AGCO Corp.	758	74,815
Allison Transmission Holdings, Inc.	7,072	271,918
Caterpillar, Inc.	43,014	7,689,183
Deere & Co.	25,956	7,773,043
Donaldson Co., Inc.	1,917	92,284
Graco, Inc.	10,649	632,657
IDEX Corp.	1,251	227,219
Illinois Tool Works, Inc.	25,788	4,699,863
Lincoln Electric Holdings, Inc.	5,182	639,252
Middleby Corp. (The)*	347	43,500
Nordson Corp.	1,254	253,860
Otis Worldwide Corp.	4,776	337,520
Parker-Hannifin Corp.	2,688	661,382
Toro Co. (The)	9,652	731,525
Xylem, Inc.	2,320	181,378

		24,309,399

Professional Services (0.4%)
Booz Allen Hamilton Holding Corp.	12,142	1,097,151
CoStar Group, Inc.*	5,199	314,072
Equifax, Inc.	5,622	1,027,589
FTI Consulting, Inc.*	1,310	236,913
KBR, Inc.	8,308	402,024
Robert Half International, Inc.	8,782	657,684
TransUnion	13,048	1,043,710
Verisk Analytics, Inc.	14,370	2,487,303

		7,266,446

Road & Rail (1.3%)
CSX Corp.	50,679	1,472,732
JB Hunt Transport Services, Inc.	6,875	1,082,606
Landstar System, Inc.	3,038	441,786
Lyft, Inc., Class A*	22,679	301,177
Old Dominion Freight Line, Inc.	9,428	2,416,208

See Notes to Financial Statements.

1027

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Uber Technologies, Inc.*	151,492	$3,099,526
Union Pacific Corp.	58,130	12,397,967
XPO Logistics, Inc.*	720	34,675

		21,246,677

Trading Companies & Distributors (0.4%)
Core & Main, Inc., Class A*	1,906	42,504
Fastenal Co.	53,254	2,658,439
SiteOne Landscape Supply, Inc.*	2,502	297,413
United Rentals, Inc.*	3,034	736,989
Watsco, Inc.	1,612	384,978
WESCO International, Inc.*	2,180	233,478
WW Grainger, Inc.	4,216	1,915,877

		6,269,678

Total Industrials		115,233,986

Information Technology (43.0%)
Communications Equipment (0.1%)
Arista Networks, Inc.*	23,063	2,161,926
Ubiquiti, Inc. (x)	160	39,713

		2,201,639

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	40,854	2,630,181
Arrow Electronics, Inc.*	305	34,187
CDW Corp.	12,508	1,970,760
Cognex Corp.	14,962	636,184
Coherent, Inc.*	2,044	544,154
Corning, Inc.	4,122	129,884
Jabil, Inc.	10,404	532,789
Keysight Technologies, Inc.*	15,527	2,140,397
National Instruments Corp.	1,573	49,125
Vontier Corp.	9,272	213,163
Zebra Technologies Corp., Class A*	1,985	583,491

		9,464,315

IT Services (6.6%)
Accenture plc, Class A	58,671	16,290,003
Automatic Data Processing, Inc.	35,492	7,454,740
Broadridge Financial Solutions, Inc.	9,801	1,397,133
Cloudflare, Inc., Class A*	25,847	1,130,806
EPAM Systems, Inc.*	5,077	1,496,598
Euronet Worldwide, Inc.*	3,349	336,876
Fiserv, Inc.*	5,013	446,007
FleetCor Technologies, Inc.*	6,961	1,462,576
Gartner, Inc.*	7,230	1,748,431
Genpact Ltd.	8,816	373,446
Globant SA*	3,765	655,110
GoDaddy, Inc., Class A*	2,067	143,781
International Business Machines Corp.	55,664	7,859,200
Jack Henry & Associates, Inc.	6,713	1,208,474
Mastercard, Inc., Class A	79,709	25,146,595
MongoDB, Inc.*	5,815	1,508,993
Okta, Inc.*	1,563	141,295
Paychex, Inc.	29,843	3,398,222
PayPal Holdings, Inc.*	33,017	2,305,907
Shift4 Payments, Inc., Class A (x)*	4,900	161,994
Snowflake, Inc., Class A*	16,978	2,360,961
Switch, Inc., Class A	7,917	265,220
Thoughtworks Holding, Inc. (x)*	7,874	111,102
Toast, Inc., Class A (x)*	20,909	270,562
Twilio, Inc., Class A (x)*	5,998	502,692
VeriSign, Inc.*	949	158,796
Visa, Inc., Class A	152,440	30,013,912
Western Union Co. (The)	11,957	196,932
WEX, Inc.*	3,008	467,924
Wix.com Ltd.*	3,864	253,285

		109,267,573

Semiconductors & Semiconductor Equipment (6.9%)
Advanced Micro Devices, Inc.*	117,851	9,012,066
Allegro MicroSystems, Inc.*	4,414	91,326
Analog Devices, Inc.	9,715	1,419,264
Applied Materials, Inc.	81,643	7,427,880
Broadcom, Inc.	36,976	17,963,311
Enphase Energy, Inc.*	12,108	2,363,966
Entegris, Inc.	12,545	1,155,771
GLOBALFOUNDRIES, Inc. (x)*	1,399	56,436
KLA Corp.	13,815	4,408,090
Lam Research Corp.	12,829	5,467,078
Lattice Semiconductor Corp.*	12,551	608,724
Microchip Technology, Inc.	42,513	2,469,155
Micron Technology, Inc.	19,516	1,078,844
Monolithic Power Systems, Inc.	4,198	1,612,200
NVIDIA Corp.	222,992	33,803,357
ON Semiconductor Corp.*	25,046	1,260,064
QUALCOMM, Inc.	103,753	13,253,408
Teradyne, Inc.	13,426	1,202,298
Texas Instruments, Inc.	58,482	8,985,759
Universal Display Corp.	4,018	406,381

		114,045,378

Software (16.9%)
Adobe, Inc.*	43,696	15,995,358
Alteryx, Inc., Class A*	5,485	265,584
ANSYS, Inc.*	4,241	1,014,829
AppLovin Corp., Class A (x)*	20,806	716,559
Aspen Technology, Inc.*	2,583	474,445
Atlassian Corp. plc, Class A*	12,659	2,372,297
Autodesk, Inc.*	20,141	3,463,446
Avalara, Inc.*	8,016	565,930
Bentley Systems, Inc., Class B	15,593	519,247
Black Knight, Inc.*	1,330	86,969
Cadence Design Systems, Inc.*	25,240	3,786,757
CCC Intelligent Solutions Holdings, Inc.*	6,068	55,826
CDK Global, Inc.	8,952	490,301
Ceridian HCM Holding, Inc.*	2,405	113,227
Citrix Systems, Inc.	5,478	532,297
Confluent, Inc., Class A (x)*	11,487	266,958
Coupa Software, Inc.*	3,869	220,920
Crowdstrike Holdings, Inc., Class A*	19,451	3,278,661
Datadog, Inc., Class A*	23,909	2,277,093
DocuSign, Inc.*	18,273	1,048,505
DoubleVerify Holdings, Inc.*	5,094	115,481
Dropbox, Inc., Class A*	24,161	507,139
Dynatrace, Inc.*	18,396	725,538
Elastic NV*	7,052	477,209
Fair Isaac Corp.*	2,332	934,899
Five9, Inc.*	6,388	582,202
Fortinet, Inc.*	65,045	3,680,246
HubSpot, Inc.*	4,212	1,266,338

See Notes to Financial Statements.

1028

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Informatica, Inc., Class A (x)*	578	$12,005
Intuit, Inc.	25,517	9,835,272
Jamf Holding Corp. (x)*	5,175	128,185
Manhattan Associates, Inc.*	3,582	410,497
Microsoft Corp.#	692,841	177,942,354
nCino, Inc.*	1,032	31,909
NCR Corp.*	612	19,039
New Relic, Inc.*	4,772	238,839
NortonLifeLock, Inc.	18,694	410,520
Nutanix, Inc., Class A*	10,146	148,436
Oracle Corp.	96,226	6,723,311
Palantir Technologies, Inc., Class A*	167,317	1,517,565
Palo Alto Networks, Inc.*	8,966	4,428,666
Paycom Software, Inc.*	4,736	1,326,648
Paylocity Holding Corp.*	3,672	640,470
Pegasystems, Inc.	3,823	182,892
Procore Technologies, Inc.*	4,652	211,154
PTC, Inc.*	9,742	1,035,964
RingCentral, Inc., Class A*	7,798	407,524
Salesforce, Inc.*	19,071	3,147,478
SentinelOne, Inc., Class A (x)*	11,147	260,060
ServiceNow, Inc.*	18,540	8,816,141
Smartsheet, Inc., Class A*	11,601	364,619
Splunk, Inc.*	14,888	1,316,993
Synopsys, Inc.*	14,106	4,283,992
Teradata Corp.*	5,225	193,377
Trade Desk, Inc. (The), Class A*	40,596	1,700,566
Tyler Technologies, Inc.*	3,323	1,104,831
UiPath, Inc., Class A*	3,175	57,753
Unity Software, Inc. (x)*	12,966	477,408
VMware, Inc., Class A	9,412	1,072,780
Workday, Inc., Class A*	18,020	2,515,232
Zendesk, Inc.*	11,243	832,769
Zoom Video Communications, Inc., Class A*	11,775	1,271,347
Zscaler, Inc.*	7,699	1,151,078

		280,051,935

Technology Hardware, Storage & Peripherals (11.9%)
Apple, Inc.	1,415,886	193,579,934
Dell Technologies, Inc., Class C	3,785	174,905
HP, Inc.	44,752	1,466,970
NetApp, Inc.	20,579	1,342,574
Pure Storage, Inc., Class A*	26,021	669,000

		197,233,383

Total Information Technology		712,264,223

Materials (1.4%)
Chemicals (1.0%)
Albemarle Corp.	5,576	1,165,273
Axalta Coating Systems Ltd.*	4,962	109,710
CF Industries Holdings, Inc.	19,257	1,650,903
Chemours Co. (The)	8,609	275,660
Ecolab, Inc.	20,272	3,117,023
FMC Corp.	3,985	426,435
Ginkgo Bioworks Holdings, Inc. (x)*	15,331	36,488
Linde plc	9,770	2,809,168
Mosaic Co. (The)	4,114	194,304
PPG Industries, Inc.	11,576	1,323,600
RPM International, Inc.	602	47,389
Scotts Miracle-Gro Co. (The)	1,277	100,870
Sherwin-Williams Co. (The)	22,140	4,957,367
Valvoline, Inc.	16,569	477,684

		16,691,874

Construction Materials (0.1%)
Eagle Materials, Inc.	3,008	330,699
Martin Marietta Materials, Inc.	507	151,715
Vulcan Materials Co.	5,977	849,332

		1,331,746

Containers & Packaging (0.3%)
Ardagh Metal Packaging SA	4,510	27,511
Avery Dennison Corp.	4,632	749,782
Ball Corp.	11,552	794,431
Berry Global Group, Inc.*	5,826	318,333
Crown Holdings, Inc.	9,613	886,030
Graphic Packaging Holding Co.	21,808	447,064
Sealed Air Corp.	13,481	778,123

		4,001,274

Metals & Mining (0.0%)†
MP Materials Corp.*	8,392	269,215
Royal Gold, Inc.	394	42,071
Southern Copper Corp.	5,198	258,913

		570,199

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	731	38,312

Total Materials		22,633,405

Real Estate (1.7%)
Equity Real Estate Investment Trusts (REITs) (1.7%)
American Tower Corp. (REIT)	32,951	8,421,946
Apartment Income REIT Corp. (REIT)	1,176	48,922
Camden Property Trust (REIT)	806	108,391
Crown Castle International Corp. (REIT)	39,948	6,726,444
Equinix, Inc. (REIT)	6,342	4,166,821
Equity LifeStyle Properties, Inc. (REIT)	10,070	709,633
Extra Space Storage, Inc. (REIT)	1,459	248,205
Iron Mountain, Inc. (REIT)	19,999	973,751
Lamar Advertising Co. (REIT), Class A	7,038	619,133
Public Storage (REIT)	11,487	3,591,640
SBA Communications Corp. (REIT)	2,250	720,113
Simon Property Group, Inc. (REIT)	14,637	1,389,344

		27,724,343

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	14,893	1,096,274
Opendoor Technologies, Inc. (x)*	11,710	55,154
Zillow Group, Inc., Class A*	329	10,465
Zillow Group, Inc., Class C (x)*	925	29,369

		1,191,262

Total Real Estate		28,915,605

Utilities (0.0%)†
Gas Utilities (0.0%)†
National Fuel Gas Co.	657	43,395

See Notes to Financial Statements.

1029

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	11,109	$233,400
Vistra Corp.	22,751	519,860

		753,260

Total Utilities		796,655

Total Common Stocks (98.7%) (Cost $577,977,861)		1,634,632,771

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.3%)
Deutsche Bank Securities, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $3,210,460, collateralized by various U.S. Government Agency Securities, ranging from 2.000%-4.000%, maturing 1/1/45-4/1/52; total market value $3,274,533. (xx)	$3,210,326	3,210,326
National Bank of Canada, 1.70%, dated 6/30/22, due 7/7/22, repurchase price $1,700,562, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 11/3/22-2/15/51; total market value $1,874,772. (xx)	1,700,000	1,700,000
Societe Generale SA, 1.62%, dated 6/30/22, due 7/1/22, repurchase price $500,023, collateralized by various Common Stocks; total market value $555,686. (xx)	500,000	500,000

Total Repurchase Agreements		5,410,326

Total Short-Term Investments (0.3%) (Cost $5,410,326)		5,410,326

Total Investments in Securities (99.0%) (Cost $583,388,187)		1,640,043,097
Other Assets Less Liabilities (1.0%)		16,893,332

Net Assets (100%)		$1,656,936,429

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $9,245,880.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $5,463,251. This was collateralized by $361,208 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 7/14/22 - 5/15/52 and by cash of $5,410,326 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

Futures contracts outstanding as of June 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	114	9/2022	USD	21,600,150	(1,184,927)

					(1,184,927)

See Notes to Financial Statements.

1030

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$132,267,457	$—	$—	$132,267,457
Consumer Discretionary	253,074,666	—	—	253,074,666
Consumer Staples	95,813,361	—	—	95,813,361
Energy	23,829,914	—	—	23,829,914
Financials	48,298,319	—	—	48,298,319
Health Care	201,505,180	—	—	201,505,180
Industrials	115,233,986	—	—	115,233,986
Information Technology	712,264,223	—	—	712,264,223
Materials	22,633,405	—	—	22,633,405
Real Estate	28,915,605	—	—	28,915,605
Utilities	796,655	—	—	796,655
Short-Term Investments
Repurchase Agreements	—	5,410,326	—	5,410,326

Total Assets	$1,634,632,771	$5,410,326	$—	$1,640,043,097

Liabilities:
Futures	$(1,184,927)	$—	$—	$(1,184,927)

Total Liabilities	$(1,184,927)	$—	$—	$(1,184,927)

Total	$1,633,447,844	$5,410,326	$—	$1,638,858,170

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(1,184,927	)*

Total		$(1,184,927)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(2,126,698)	$(2,126,698)

Total	$(2,126,698)	$(2,126,698)

See Notes to Financial Statements.

1031

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(1,429,637)	$(1,429,637)

Total	$(1,429,637)	$(1,429,637)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $12,595,000 during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$216,142,012
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$294,405,582

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,106,790,119
Aggregate gross unrealized depreciation	(51,437,494)

Net unrealized appreciation	$1,055,352,625

Federal income tax cost of investments in securities and derivative instruments, if applicable	$583,505,545

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $577,977,861)	$1,634,632,771
Repurchase Agreements (Cost $5,410,326)	5,410,326
Cash	23,016,531
Dividends, interest and other receivables	616,837
Receivable for Portfolio shares sold	519,441
Securities lending income receivable	21,073
Other assets	20,373

Total assets	1,664,237,352

LIABILITIES
Payable for return of collateral on securities loaned	5,410,326
Payable for Portfolio shares redeemed	683,239
Investment management fees payable	491,545
Distribution fees payable – Class IB	320,048
Due to broker for futures variation margin	180,971
Administrative fees payable	129,676
Distribution fees payable – Class IA	20,746
Trustees’ fees payable	1,176
Accrued expenses	63,196

Total liabilities	7,300,923

NET ASSETS	$1,656,936,429

Net assets were comprised of:
Paid in capital	$470,628,969
Total distributable earnings (loss)	1,186,307,460

Net assets	$1,656,936,429

Class IA
Net asset value, offering and redemption price per share, $97,834,544 / 5,421,612 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.05

Class IB
Net asset value, offering and redemption price per share, $1,510,258,113 / 87,076,508 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.34

Class K
Net asset value, offering and redemption price per share, $48,843,772 / 2,699,187 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.10

(x)	Includes value of securities on loan of $5,463,251.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (net of $15,921 foreign withholding tax)	$8,455,460
Interest	13,346
Securities lending (net)	47,790

Total income	8,516,596

EXPENSES
Investment management fees	3,407,697
Distribution fees – Class IB	2,228,338
Administrative fees	895,059
Distribution fees – Class IA	145,677
Professional fees	50,695
Printing and mailing expenses	38,431
Custodian fees	37,867
Trustees’ fees	31,467
Miscellaneous	101,746

Total expenses	6,936,977

NET INVESTMENT INCOME (LOSS)	1,579,619

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	110,154,258
Futures contracts	(2,126,698)

Net realized gain (loss)	108,027,560

Change in unrealized appreciation (depreciation) on:
Investments in securities	(771,766,282)
Futures contracts	(1,429,637)

Net change in unrealized appreciation (depreciation)	(773,195,919)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(665,168,359)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(663,588,740)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,579,619	$1,319,122
Net realized gain (loss)	108,027,560	208,612,016
Net change in unrealized appreciation (depreciation)	(773,195,919)	313,622,119

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(663,588,740)	523,553,257

Distributions to shareholders:
Class IA	—	(11,330,939)
Class IB	—	(176,981,885)
Class K	—	(5,633,276)

Total distributions to shareholders	—	(193,946,100)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 298,019 and 837,027 shares, respectively ]	6,375,594	20,074,666
Capital shares issued in reinvestment of dividends and distributions [ 0 and 453,420 shares, respectively ]	—	11,330,939
Capital shares repurchased [ (607,604) and (1,247,790) shares, respectively ]	(13,021,920)	(28,854,977)

Total Class IA transactions	(6,646,326)	2,550,628

Class IB
Capital shares sold [ 3,402,679 and 6,794,202 shares, respectively ]	69,161,080	157,231,554
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,367,832 shares, respectively ]	—	176,981,885
Capital shares repurchased [ (6,515,851) and (13,583,360) shares, respectively ]	(134,075,974)	(311,786,274)

Total Class IB transactions	(64,914,894)	22,427,165

Class K
Capital shares sold [ 222,077 and 354,917 shares, respectively ]	4,715,902	8,335,735
Capital shares issued in reinvestment of dividends and distributions [ 0 and 225,118 shares, respectively ]	—	5,633,276
Capital shares repurchased [ (298,279) and (1,309,145) shares, respectively ]	(6,505,242)	(33,524,329)

Total Class K transactions	(1,789,340)	(19,555,318)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(73,350,560)	5,422,475

TOTAL INCREASE (DECREASE) IN NET ASSETS	(736,939,300)	335,029,632
NET ASSETS:
Beginning of period	2,393,875,729	2,058,846,097

End of period	$1,656,936,429	$2,393,875,729

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IA			2021	2020	2019	2018	2017
Net asset value, beginning of period	$25.15		$21.54	$16.68	$13.29	$14.58	$11.81

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02		0.01	0.06	0.10	0.10	0.10
Net realized and unrealized gain (loss)	(7.12)		5.73	6.12	4.55	(0.36)	3.35

Total from investment operations	(7.10)		5.74	6.18	4.65	(0.26)	3.45

Less distributions:
Dividends from net investment income	—		(0.01)	(0.06)	(0.10)	(0.10)	(0.10)
Distributions from net realized gains	—		(2.12)	(1.26)	(1.16)	(0.93)	(0.58)

Total dividends and distributions	—		(2.13)	(1.32)	(1.26)	(1.03)	(0.68)

Net asset value, end of period	$18.05		$25.15	$21.54	$16.68	$13.29	$14.58

Total return (b)	(28.23)%		26.72%	37.36%	35.27%	(2.24)%	29.27%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$97,835		$144,122	$122,510	$98,735	$67,106	$70,140
Ratio of expenses to average net assets:
After waivers (a)(f)	0.72%		0.71%	0.73%	0.73%	0.74%	0.72%
Before waivers (a)(f)	0.72%		0.71%	0.73%	0.73%	0.74%	0.72%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.15%		0.05%	0.31%	0.64%	0.64%	0.75%
Before waivers (a)(f)	0.15%		0.05%	0.31%	0.64%	0.64%	0.75%
Portfolio turnover rate^	11	%(z)	14%	13%	15%	13%	13%

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021	2020	2019	2018	2017
Net asset value, beginning of period	$24.17		$20.77	$16.12	$12.87	$14.15	$11.48

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02		0.01	0.06	0.10	0.10	0.10
Net realized and unrealized gain (loss)	(6.85)		5.52	5.91	4.41	(0.35)	3.25

Total from investment operations	(6.83)		5.53	5.97	4.51	(0.25)	3.35

Less distributions:
Dividends from net investment income	—		(0.01)	(0.06)	(0.10)	(0.10)	(0.10)
Distributions from net realized gains	—		(2.12)	(1.26)	(1.16)	(0.93)	(0.58)

Total dividends and distributions	—		(2.13)	(1.32)	(1.26)	(1.03)	(0.68)

Net asset value, end of period	$17.34		$24.17	$20.77	$16.12	$12.87	$14.15

Total return (b)	(28.26)%		26.70%	37.36%	35.33%	(2.24)%	29.24%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,510,258		$2,179,853	$1,860,794	$1,440,121	$1,145,248	$1,253,336
Ratio of expenses to average net assets:
After waivers (a)(f)	0.72%		0.71%	0.73%	0.73%	0.74%	0.72%
Before waivers (a)(f)	0.72%		0.71%	0.73%	0.73%	0.74%	0.72%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.15%		0.05%	0.31%	0.63%	0.63%	0.75%
Before waivers (a)(f)	0.15%		0.05%	0.31%	0.63%	0.63%	0.75%
Portfolio turnover rate^	11	%(z)	14%	13%	15%	13%	13%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021	2020	2019	2018	2017
Net asset value, beginning of period	$25.19		$21.56	$16.69	$13.29	$14.58	$11.81

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.07	0.10	0.14	0.14	0.14
Net realized and unrealized gain (loss)	(7.13)		5.74	6.13	4.56	(0.36)	3.35

Total from investment operations	(7.09)		5.81	6.23	4.70	(0.22)	3.49

Less distributions:
Dividends from net investment income	—		(0.06)	(0.10)	(0.14)	(0.14)	(0.14)
Distributions from net realized gains	—		(2.12)	(1.26)	(1.16)	(0.93)	(0.58)

Total dividends and distributions	—		(2.18)	(1.36)	(1.30)	(1.07)	(0.72)

Net asset value, end of period	$18.10		$25.19	$21.56	$16.69	$13.29	$14.58

Total return (b)	(28.15)%		27.04%	37.68%	35.65%	(1.99)%	29.55%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$48,844		$69,901	$75,541	$58,629	$68,699	$83,483
Ratio of expenses to average net assets:
After waivers (a)(f)	0.47%		0.47%	0.48%	0.48%	0.48%	0.47%
Before waivers (a)(f)	0.47%		0.47%	0.48%	0.48%	0.48%	0.47%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.40%		0.30%	0.56%	0.87%	0.90%	1.01%
Before waivers (a)(f)	0.40%		0.30%	0.56%	0.87%	0.90%	1.01%
Portfolio turnover rate^	11	%(z)	14%	13%	15%	13%	13%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1036

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Information Technology	28.0%
Exchange Traded Funds	20.4
Consumer Discretionary	12.6
Health Care	9.0
Communication Services	7.6
Industrials	4.7
Investment Companies	4.4
Consumer Staples	3.5
Repurchase Agreements	3.0
Financials	1.7
Energy	0.9
Real Estate	0.7
Materials	0.7
Utilities	0.0 #
Cash and Other	2.8

100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IA
Actual	$1,000.00	$708.50	$3.57
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.62	4.22
Class IB
Actual	1,000.00	708.30	3.57
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.62	4.22
Class K
Actual	1,000.00	709.30	2.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.86	2.97

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.84%, 0.84% and 0.59%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (7.6%)
Entertainment (1.2%)
Activision Blizzard, Inc.	28,312	$2,204,372
Electronic Arts, Inc.	1,503	182,840
Liberty Media Corp.-Liberty Formula One, Class A*	539	31,246
Liberty Media Corp.-Liberty Formula One, Class C*	1,943	123,322
Live Nation Entertainment, Inc.*	6,658	549,818
Madison Square Garden Sports Corp.*	823	124,273
Netflix, Inc.*	115,812	20,252,044
Playtika Holding Corp.*	8,887	117,664
ROBLOX Corp., Class A*	38,055	1,250,487
Roku, Inc.*	2,930	240,670
Sea Ltd. (ADR)*	55,474	3,708,992
Spotify Technology SA*	37,319	3,501,642
Take-Two Interactive Software, Inc.*	11,337	1,389,120
Walt Disney Co. (The)*	111,223	10,499,451
Warner Bros Discovery, Inc.*	149,710	2,009,108
World Wrestling Entertainment, Inc., Class A (x)	3,905	244,024

		46,429,073

Interactive Media & Services (6.2%)
Alphabet, Inc., Class A*	36,884	80,379,826
Alphabet, Inc., Class C*	44,215	96,718,102
Match Group, Inc.*	56,471	3,935,464
Meta Platforms, Inc., Class A*	289,619	46,701,064
Pinterest, Inc., Class A*	10,473	190,189
Snap, Inc., Class A*	184,308	2,419,964
TripAdvisor, Inc.*	715	12,727
Twitter, Inc.*	59,726	2,233,155
ZoomInfo Technologies, Inc., Class A*	23,758	789,716

		233,380,207

Media (0.2%)
Cable One, Inc.	316	407,425
Charter Communications, Inc., Class A*	10,004	4,687,174
Liberty Broadband Corp., Class A*	837	95,042
Liberty Broadband Corp., Class C*	5,183	599,362
Liberty Media Corp.-Liberty SiriusXM, Class A (x)*	1,803	64,980
Liberty Media Corp.-Liberty SiriusXM, Class C*	3,719	134,070
Nexstar Media Group, Inc., Class A	327	53,262

		6,041,315

Total Communication Services		285,850,595

Consumer Discretionary (12.6%)
Auto Components (0.0%)†
Aptiv plc*	5,867	522,574

Automobiles (2.2%)
Ferrari NV (x)	20,666	3,791,798
Lucid Group, Inc. (x)*	43,149	740,437
Rivian Automotive, Inc., Class A (x)*	410,050	10,554,687
Tesla, Inc.*	101,325	68,234,281

		83,321,203

Distributors (0.0%)†
Genuine Parts Co.	972	129,276
Pool Corp.	3,371	1,183,996

		1,313,272

Diversified Consumer Services (0.0%)†
Bright Horizons Family Solutions, Inc.*	1,440	121,709
H&R Block, Inc.	11,944	421,862
Mister Car Wash, Inc. (x)*	3,582	38,972

		582,543

Hotels, Restaurants & Leisure (2.2%)
Airbnb, Inc., Class A*	99,415	8,855,888
Booking Holdings, Inc.*	8,581	15,008,083
Caesars Entertainment, Inc.*	12,358	473,311
Chipotle Mexican Grill, Inc.*	5,746	7,511,516
Choice Hotels International, Inc.	2,909	324,732
Churchill Downs, Inc.	3,135	600,447
Darden Restaurants, Inc.	7,762	878,037
Domino’s Pizza, Inc.	2,299	895,943
DraftKings, Inc., Class A (x)*	32,755	382,251
Expedia Group, Inc.*	36,281	3,440,527
Hilton Worldwide Holdings, Inc.	17,138	1,909,859
Las Vegas Sands Corp.*	80,059	2,689,182
Marriott International, Inc., Class A	23,739	3,228,741
McDonald’s Corp.	29,645	7,318,758
Norwegian Cruise Line Holdings Ltd.*	2,675	29,746
Planet Fitness, Inc., Class A*	5,322	361,949
Six Flags Entertainment Corp.*	3,750	81,375
Starbucks Corp.	176,675	13,496,203
Travel + Leisure Co.	5,033	195,381
Vail Resorts, Inc.	3,289	717,167
Wendy’s Co. (The)	14,618	275,988
Wyndham Hotels & Resorts, Inc.	5,606	368,426
Wynn Resorts Ltd.*	37,810	2,154,414
Yum China Holdings, Inc.	120,242	5,831,737
Yum! Brands, Inc.	40,764	4,627,122

		81,656,783

Household Durables (0.1%)
DR Horton, Inc.	14,630	968,360
NVR, Inc.*	188	752,778
PulteGroup, Inc.	7,991	316,683
Toll Brothers, Inc.	4,920	219,432
TopBuild Corp.*	2,348	392,492

		2,649,745

Internet & Direct Marketing Retail (4.5%)
Alibaba Group Holding Ltd. (ADR)*	58,567	6,657,897
Amazon.com, Inc.*	1,481,130	157,310,817
Coupang, Inc.*	99,281	1,265,833
DoorDash, Inc., Class A*	49,898	3,201,955
eBay, Inc.	6,296	262,354
Etsy, Inc.*	10,931	800,258
Wayfair, Inc., Class A (x)*	3,945	171,844

		169,670,958

Leisure Products (0.1%)
Brunswick Corp.	1,197	78,260
Mattel, Inc.*	14,645	327,023
Peloton Interactive, Inc., Class A (x)*	86,843	797,219
Polaris, Inc.	3,658	363,166
YETI Holdings, Inc.*	7,512	325,044

		1,890,712

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

Multiline Retail (0.2%)
Dollar General Corp.	19,784	$4,855,785
Dollar Tree, Inc.*	5,695	887,566
Nordstrom, Inc.	8,735	184,570
Ollie’s Bargain Outlet Holdings, Inc.*	511	30,021
Target Corp.	22,082	3,118,641

		9,076,583

Specialty Retail (2.3%)
Advance Auto Parts, Inc.	417	72,178
AutoZone, Inc.*	1,556	3,344,031
Best Buy Co., Inc.	146,839	9,572,434
Burlington Stores, Inc.*	5,333	726,515
CarMax, Inc.*	1,723	155,897
Carvana Co. (x)*	28,517	643,914
Dick’s Sporting Goods, Inc. (x)	156,050	11,761,488
Five Below, Inc.*	4,651	527,563
Floor & Decor Holdings, Inc., Class A*	22,877	1,440,336
Home Depot, Inc. (The)	71,081	19,495,386
Leslie’s, Inc. (x)*	11,492	174,448
Lowe’s Cos., Inc.	49,397	8,628,174
O’Reilly Automotive, Inc.*	2,304	1,455,575
RH*	562	119,290
Ross Stores, Inc.	91,916	6,455,261
TJX Cos., Inc. (The)	101,595	5,674,081
Tractor Supply Co.	9,670	1,874,529
Ulta Beauty, Inc.*	4,443	1,712,688
Victoria’s Secret & Co.*	5,111	142,955
Williams-Sonoma, Inc.	119,767	13,288,149

		87,264,892

Textiles, Apparel & Luxury Goods (1.0%)
Deckers Outdoor Corp.*	2,064	527,043
Lululemon Athletica, Inc.*	17,000	4,634,370
NIKE, Inc., Class B	142,249	14,537,848
Ralph Lauren Corp.	148,399	13,303,970
Skechers USA, Inc., Class A*	1,723	61,304
Tapestry, Inc.	3,093	94,398
Under Armour, Inc., Class A*	455,608	3,795,215

		36,954,148

Total Consumer Discretionary		474,903,413

Consumer Staples (3.5%)
Beverages (1.9%)
Boston Beer Co., Inc. (The), Class A*	13,664	4,139,782
Brown-Forman Corp., Class A	2,366	160,036
Brown-Forman Corp., Class B	9,329	654,523
Coca-Cola Co. (The)	308,392	19,400,940
Diageo plc (ADR)	26,915	4,686,440
Monster Beverage Corp.*	231,024	21,415,925
PepsiCo, Inc.	121,991	20,331,020

		70,788,666

Food & Staples Retailing (0.7%)
BJ’s Wholesale Club Holdings, Inc.*	7,308	455,435
Costco Wholesale Corp.	38,314	18,363,134
Grocery Outlet Holding Corp.*	737	31,418
Performance Food Group Co.*	4,062	186,771
Sysco Corp.	43,927	3,721,056
Walmart, Inc.	38,103	4,632,563

		27,390,377

Food Products (0.2%)
Darling Ingredients, Inc.*	1,048	62,670
Freshpet, Inc.*	2,196	113,950
Hershey Co. (The)	10,942	2,354,281
Kellogg Co.	11,958	853,084
Lamb Weston Holdings, Inc.	12,459	890,320
Nestle SA (Registered)	31,267	3,668,281
Pilgrim’s Pride Corp.*	2,468	77,076

		8,019,662

Household Products (0.6%)
Church & Dwight Co., Inc.	9,510	881,197
Clorox Co. (The)	8,722	1,229,627
Colgate-Palmolive Co.	44,056	3,530,648
Kimberly-Clark Corp.	17,260	2,332,689
Procter & Gamble Co. (The)	88,108	12,669,049

		20,643,210

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	19,855	5,056,473
Olaplex Holdings, Inc. (x)*	10,742	151,355

		5,207,828

Total Consumer Staples		132,049,743

Energy (0.9%)
Energy Equipment & Services (0.4%)
Halliburton Co.	35,191	1,103,590
Schlumberger NV	366,775	13,115,874

		14,219,464

Oil, Gas & Consumable Fuels (0.5%)
Antero Resources Corp.*	16,540	506,951
Cheniere Energy, Inc.	12,591	1,674,981
Continental Resources, Inc.	2,346	153,311
Coterra Energy, Inc.	11,470	295,811
Devon Energy Corp.	27,816	1,532,940
Diamondback Energy, Inc.	8,742	1,059,093
Enviva, Inc.	2,645	151,347
EOG Resources, Inc.	36,991	4,085,286
Hess Corp.	19,064	2,019,640
New Fortress Energy, Inc.	4,165	164,809
Occidental Petroleum Corp.	58,465	3,442,419
ONEOK, Inc.	4,343	241,037
Ovintiv, Inc.	15,902	702,709
PDC Energy, Inc.	4,383	270,037
Pioneer Natural Resources Co.	11,464	2,557,389
Range Resources Corp.*	15,000	371,250
Southwestern Energy Co.*	6,830	42,688
Targa Resources Corp.	19,532	1,165,474
Texas Pacific Land Corp.	495	736,570

		21,173,742

Total Energy		35,393,206

Financials (1.7%)
Banks (0.1%)
First Citizens BancShares, Inc., Class A	260	169,983
Signature Bank	273	48,924
SVB Financial Group*	3,237	1,278,583
Western Alliance Bancorp	5,593	394,866

		1,892,356

See Notes to Financial Statements.

1039

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

Capital Markets (1.1%)
Ameriprise Financial, Inc.	6,056	$1,439,390
Ares Management Corp.	13,112	745,548
Blackstone, Inc.	60,562	5,525,071
Blue Owl Capital, Inc. (x)	34,831	349,355
Charles Schwab Corp. (The)	73,000	4,612,140
FactSet Research Systems, Inc.	21,133	8,127,118
LPL Financial Holdings, Inc.	6,882	1,269,591
MarketAxess Holdings, Inc.	6,242	1,598,015
Moody’s Corp.	13,039	3,546,217
Morningstar, Inc.	1,908	461,412
MSCI, Inc.	19,901	8,202,197
Raymond James Financial, Inc.	1,350	120,704
SEI Investments Co.	111,420	6,018,908
Tradeweb Markets, Inc., Class A	5,883	401,515

		42,417,181

Consumer Finance (0.0%)†
American Express Co.	3,282	454,951
Credit Acceptance Corp. (x)*	36	17,042
Upstart Holdings, Inc. (x)*	1,211	38,292

		510,285

Diversified Financial Services (0.0%)†
Apollo Global Management, Inc.	30,255	1,466,762

Insurance (0.5%)
Alleghany Corp.*	183	152,457
Aon plc, Class A	17,146	4,623,933
Arch Capital Group Ltd.*	10,127	460,677
Arthur J Gallagher & Co.	2,051	334,395
Brown & Brown, Inc.	1,414	82,493
Erie Indemnity Co., Class A	1,549	297,702
Everest Re Group Ltd.	1,039	291,211
Lincoln National Corp.	3,066	143,397
Markel Corp.*	264	341,418
Marsh & McLennan Cos., Inc.	38,731	6,012,988
Progressive Corp. (The)	43,951	5,110,183
RenaissanceRe Holdings Ltd.	2,058	321,809
Ryan Specialty Holdings, Inc., Class A*	7,108	278,563

		18,451,226

Thrifts & Mortgage Finance (0.0%)†
Rocket Cos., Inc., Class A (x)	5,708	42,011
UWM Holdings Corp. (x)	11,582	41,000

		83,011

Total Financials		64,820,821

Health Care (9.0%)
Biotechnology (2.1%)
AbbVie, Inc.	152,943	23,424,750
Alnylam Pharmaceuticals, Inc.*	75,058	10,947,209
Amgen, Inc.	38,816	9,443,933
Argenx SE (ADR)*	6,794	2,574,111
BioMarin Pharmaceutical, Inc.*	50,808	4,210,459
CRISPR Therapeutics AG (x)*	81,424	4,948,136
Exact Sciences Corp.*	2,735	107,732
Exelixis, Inc.*	22,974	478,319
Horizon Therapeutics plc*	18,054	1,439,987
Incyte Corp.*	13,646	1,036,686
Ionis Pharmaceuticals, Inc.*	11,252	416,549
Moderna, Inc.*	1,784	254,844

Natera, Inc.*	6,529	231,388
Neurocrine Biosciences, Inc.*	8,192	798,556
Novavax, Inc. (x)*	6,483	333,421
Regeneron Pharmaceuticals, Inc.*	18,685	11,045,264
Sarepta Therapeutics, Inc.*	7,399	554,629
Seagen, Inc.*	11,753	2,079,576
Ultragenyx Pharmaceutical, Inc.*	4,548	271,334
Vertex Pharmaceuticals, Inc.*	20,888	5,886,029

		80,482,912

Health Care Equipment & Supplies (1.5%)
Abbott Laboratories	89,385	9,711,680
ABIOMED, Inc.*	3,861	955,636
Align Technology, Inc.*	20,627	4,881,792
Baxter International, Inc.	6,790	436,122
Dexcom, Inc.*	33,864	2,523,884
Edwards Lifesciences Corp.*	53,440	5,081,610
Globus Medical, Inc., Class A*	544	30,540
ICU Medical, Inc.*	324	53,262
IDEXX Laboratories, Inc.*	7,209	2,528,413
Insulet Corp.*	11,006	2,398,648
Intuitive Surgical, Inc.*	86,232	17,307,625
Masimo Corp.*	3,285	429,251
Novocure Ltd.*	9,049	628,905
Penumbra, Inc.*	3,053	380,160
ResMed, Inc.	12,492	2,618,698
Stryker Corp.	35,466	7,055,251
Tandem Diabetes Care, Inc.*	5,054	299,146

		57,320,623

Health Care Providers & Services (2.1%)
agilon health, Inc.*	15,269	333,322
AmerisourceBergen Corp.	12,899	1,824,951
Chemed Corp.	449	210,756
Cigna Corp.	16,208	4,271,132
DaVita, Inc.*	5,048	403,638
Elevance Health, Inc.	6,341	3,060,040
Guardant Health, Inc.*	8,566	345,552
HCA Healthcare, Inc.	8,812	1,480,945
Humana, Inc.	15,216	7,122,153
McKesson Corp.	2,460	802,477
Molina Healthcare, Inc.*	3,882	1,085,446
Signify Health, Inc., Class A (x)*	2,277	31,423
UnitedHealth Group, Inc.	116,018	59,590,325

		80,562,160

Health Care Technology (0.5%)
Certara, Inc.*	6,967	149,512
Change Healthcare, Inc.*	1,716	39,571
Definitive Healthcare Corp. (x)*	1,702	39,027
Doximity, Inc., Class A (x)*	233,515	8,130,992
Teladoc Health, Inc.*	1,332	44,235
Veeva Systems, Inc., Class A*	48,200	9,545,528

		17,948,865

Life Sciences Tools & Services (0.9%)
10X Genomics, Inc., Class A*	7,043	318,696
Agilent Technologies, Inc.	23,285	2,765,559
Avantor, Inc.*	127,362	3,960,958
Bio-Techne Corp.	3,362	1,165,404
Bruker Corp.	9,329	585,488

See Notes to Financial Statements.

1040

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

Charles River Laboratories International, Inc.*	4,032	$862,727
Danaher Corp.	3,809	965,658
Illumina, Inc.*	47,914	8,833,425
IQVIA Holdings, Inc.*	16,279	3,532,380
Maravai LifeSciences Holdings, Inc., Class A*	9,728	276,372
Mettler-Toledo International, Inc.*	1,934	2,221,721
Repligen Corp.*	3,404	552,810
Sotera Health Co.*	9,028	176,858
Syneos Health, Inc.*	1,673	119,921
Thermo Fisher Scientific, Inc.	4,131	2,244,290
Waters Corp.*	5,177	1,713,483
West Pharmaceutical Services, Inc.	6,402	1,935,773

		32,231,523

Pharmaceuticals (1.9%)
AstraZeneca plc (ADR)	19,416	1,282,815
Catalent, Inc.*	4,707	505,014
Eli Lilly and Co.	78,466	25,441,031
Merck & Co., Inc.	91,726	8,362,660
Novartis AG (ADR)	124,698	10,540,722
Novo Nordisk A/S (ADR)	45,947	5,119,874
Roche Holding AG (ADR)	185,631	7,742,669
Zoetis, Inc.	71,093	12,220,176

		71,214,961

Total Health Care		339,761,044

Industrials (4.7%)
Aerospace & Defense (1.2%)
Airbus SE	29,185	2,865,611
Axon Enterprise, Inc.*	4,519	421,035
Boeing Co. (The)*	126,892	17,348,674
BWX Technologies, Inc.	3,078	169,567
HEICO Corp.	3,641	477,408
HEICO Corp., Class A	6,394	673,800
Howmet Aerospace, Inc.	3,216	101,143
Huntington Ingalls Industries, Inc.	748	162,930
Lockheed Martin Corp.	50,394	21,667,404
Northrop Grumman Corp.	1,482	709,241
Spirit AeroSystems Holdings, Inc., Class A	8,560	250,808
TransDigm Group, Inc.*	1,757	942,929

		45,790,550

Air Freight & Logistics (0.9%)
CH Robinson Worldwide, Inc.	2,918	295,798
Expeditors International of Washington, Inc.	60,987	5,943,793
FedEx Corp.	16,643	3,773,134
GXO Logistics, Inc.*	995	43,054
United Parcel Service, Inc., Class B	130,284	23,782,041

		33,837,820

Airlines (0.1%)
Delta Air Lines, Inc.*	55,342	1,603,258

Building Products (0.1%)
A O Smith Corp.	2,671	146,050
Advanced Drainage Systems, Inc.	5,133	462,329
Allegion plc	6,055	592,785
Armstrong World Industries, Inc.	2,192	164,312

Carlisle Cos., Inc.	3,747	894,072
Fortune Brands Home & Security, Inc.	3,894	233,173
Masco Corp.	1,059	53,585
Trane Technologies plc	11,721	1,522,206
Trex Co., Inc. (x)*	9,842	535,602

		4,604,114

Commercial Services & Supplies (0.3%)
Cintas Corp.	10,430	3,895,918
Copart, Inc.*	18,426	2,002,169
Driven Brands Holdings, Inc.*	1,122	30,900
IAA, Inc.*	9,590	314,264
MSA Safety, Inc.	1,317	159,449
Republic Services, Inc.	1,141	149,323
Rollins, Inc.	18,742	654,471
Tetra Tech, Inc.	1,893	258,489
Waste Management, Inc.	33,642	5,146,553

		12,611,536

Construction & Engineering (0.0%)†
AECOM	703	45,849
Quanta Services, Inc.	6,717	841,909
Valmont Industries, Inc.	252	56,607
WillScot Mobile Mini Holdings Corp.*	9,963	323,000

		1,267,365

Electrical Equipment (0.2%)
ChargePoint Holdings, Inc. (x)*	17,168	235,030
Emerson Electric Co.	16,297	1,296,263
Generac Holdings, Inc.*	16,949	3,569,121
Plug Power, Inc. (x)*	22,313	369,726
Rockwell Automation, Inc.	6,786	1,352,518
Vertiv Holdings Co.	4,146	34,080

		6,856,738

Industrial Conglomerates (0.1%)
General Electric Co.	5,307	337,897
Honeywell International, Inc.	17,325	3,011,258

		3,349,155

Machinery (0.7%)
AGCO Corp.	736	72,643
Allison Transmission Holdings, Inc.	6,609	254,116
Caterpillar, Inc.	40,200	7,186,152
Deere & Co.	38,994	11,677,533
Donaldson Co., Inc.	1,556	74,906
Graco, Inc.	9,952	591,248
IDEX Corp.	1,169	212,325
Illinois Tool Works, Inc.	24,101	4,392,407
Lincoln Electric Holdings, Inc.	4,842	597,309
Middleby Corp. (The)*	324	40,617
Nordson Corp.	1,172	237,260
Otis Worldwide Corp.	4,463	315,400
Parker-Hannifin Corp.	2,512	618,078
Toro Co. (The)	9,125	691,584
Xylem, Inc.	2,168	169,494

		27,131,072

Professional Services (0.3%)
Booz Allen Hamilton Holding Corp.	11,347	1,025,315
CoStar Group, Inc.*	4,858	293,472
Equifax, Inc.	5,254	960,326

See Notes to Financial Statements.

1041

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

FTI Consulting, Inc.*	1,223	$221,179
KBR, Inc.	7,764	375,700
Robert Half International, Inc.	8,156	610,803
TransUnion	46,323	3,705,377
Verisk Analytics, Inc.	20,599	3,565,481

		10,757,653

Road & Rail (0.6%)
CSX Corp.	47,364	1,376,398
JB Hunt Transport Services, Inc.	6,425	1,011,745
Landstar System, Inc.	2,829	411,393
Lyft, Inc., Class A*	21,195	281,470
Old Dominion Freight Line, Inc.	16,684	4,275,775
Uber Technologies, Inc.*	141,582	2,896,768
Union Pacific Corp.	54,327	11,586,863
XPO Logistics, Inc.*	672	32,363

		21,872,775

Trading Companies & Distributors (0.2%)
Core & Main, Inc., Class A*	1,999	44,578
Fastenal Co.	49,770	2,484,518
SiteOne Landscape Supply, Inc.*	2,338	277,918
United Rentals, Inc.*	2,836	688,893
Watsco, Inc.	1,506	359,663
WESCO International, Inc.*	2,037	218,163
WW Grainger, Inc.	3,940	1,790,454

		5,864,187

Total Industrials		175,546,223

Information Technology (28.0%)
Communications Equipment (0.1%)
Arista Networks, Inc.*	21,554	2,020,472
Ubiquiti, Inc. (x)	149	36,983

		2,057,455

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	38,181	2,458,093
Arrow Electronics, Inc.*	284	31,834
CDW Corp.	11,689	1,841,719
Cognex Corp.	13,983	594,557
Coherent, Inc.*	1,874	498,896
Corning, Inc.	3,852	121,376
Jabil, Inc.	9,969	510,512
Keysight Technologies, Inc.*	14,511	2,000,341
National Instruments Corp.	1,469	45,877
Teledyne Technologies, Inc.*	12,460	4,673,871
Vontier Corp.	9,218	211,922
Zebra Technologies Corp., Class A*	1,854	544,983

		13,533,981

IT Services (5.6%)
Accenture plc, Class A	80,897	22,461,052
Automatic Data Processing, Inc.	33,170	6,967,027
Block, Inc., Class A*	74,132	4,556,153
Block, Inc.*	18,686	1,151,457
Broadridge Financial Solutions, Inc.	9,159	1,305,615
Cloudflare, Inc., Class A*	24,155	1,056,781
EPAM Systems, Inc.*	4,745	1,398,731
Euronet Worldwide, Inc.*	3,130	314,847
Fiserv, Inc.*	57,052	5,075,916
FleetCor Technologies, Inc.*	6,505	1,366,766

Gartner, Inc.*	22,580	5,460,521
Genpact Ltd.	8,239	349,004
Global Payments, Inc.	19,493	2,156,706
Globant SA*	3,472	604,128
GoDaddy, Inc., Class A*	1,931	134,320
International Business Machines Corp.	52,022	7,344,986
Jack Henry & Associates, Inc.	6,274	1,129,445
Mastercard, Inc., Class A	138,213	43,603,437
MongoDB, Inc.*	12,602	3,270,219
Okta, Inc.*	1,460	131,984
Paychex, Inc.	27,891	3,175,948
PayPal Holdings, Inc.*	244,297	17,061,703
Shift4 Payments, Inc., Class A (x)*	4,808	158,952
Shopify, Inc., Class A*	106,650	3,331,746
Snowflake, Inc., Class A*	27,069	3,764,215
Switch, Inc., Class A	7,399	247,867
Thoughtworks Holding, Inc. (x)*	7,358	103,821
Toast, Inc., Class A (x)*	19,540	252,848
Twilio, Inc., Class A*	12,764	1,069,751
VeriSign, Inc.*	887	148,422
Visa, Inc., Class A	362,447	71,362,190
Western Union Co. (The)	11,683	192,419
WEX, Inc.*	2,698	419,701
Wix.com Ltd.*	3,610	236,636

		211,365,314

Semiconductors & Semiconductor Equipment (4.4%)
Advanced Micro Devices, Inc.*	170,381	13,029,035
Allegro MicroSystems, Inc.*	4,547	94,077
Analog Devices, Inc.	9,079	1,326,351
Applied Materials, Inc.	76,302	6,941,956
ASML Holding NV (Registered) (NYRS)	13,852	6,591,890
Broadcom, Inc.	34,557	16,788,136
Enphase Energy, Inc.*	11,316	2,209,336
Entegris, Inc.	11,724	1,080,132
GLOBALFOUNDRIES, Inc. (x)*	1,307	52,724
Intel Corp.	229,325	8,579,048
KLA Corp.	12,911	4,119,642
Lam Research Corp.	11,989	5,109,112
Lattice Semiconductor Corp.*	11,729	568,857
Microchip Technology, Inc.	39,732	2,307,635
Micron Technology, Inc.	18,239	1,008,252
Monolithic Power Systems, Inc.	3,923	1,506,589
NVIDIA Corp.	374,391	56,753,932
ON Semiconductor Corp.*	23,407	1,177,606
QUALCOMM, Inc.	209,226	26,726,529
Teradyne, Inc.	12,547	1,123,584
Texas Instruments, Inc.	54,656	8,397,894
Universal Display Corp.	3,790	383,321

		165,875,638

Software (12.0%)
Adobe, Inc.*	73,256	26,816,091
Alteryx, Inc., Class A*	5,360	259,531
ANSYS, Inc.*	3,963	948,306
AppLovin Corp., Class A (x)*	19,445	669,686
Aspen Technology, Inc.*	2,357	432,934
Atlassian Corp. plc, Class A*	24,493	4,589,988
Autodesk, Inc.*	128,364	22,073,474

See Notes to Financial Statements.

1042

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

Avalara, Inc.*	7,279	$513,897
Bentley Systems, Inc., Class B	14,573	485,281
Bill.com Holdings, Inc.*	8,364	919,538
Black Knight, Inc.*	55,794	3,648,370
Cadence Design Systems, Inc.*	23,589	3,539,058
CCC Intelligent Solutions Holdings, Inc.*	5,671	52,173
CDK Global, Inc.	8,366	458,206
Ceridian HCM Holding, Inc.*	22,868	1,076,625
Citrix Systems, Inc.	5,119	497,413
Confluent, Inc., Class A (x)*	10,735	249,481
Coupa Software, Inc.*	3,616	206,474
Crowdstrike Holdings, Inc., Class A*	18,178	3,064,084
Datadog, Inc., Class A*	36,424	3,469,022
DocuSign, Inc.*	64,093	3,677,656
DoubleVerify Holdings, Inc.*	5,076	115,073
Dropbox, Inc., Class A*	22,580	473,954
Dynatrace, Inc.*	17,229	679,512
Elastic NV*	6,580	445,269
Fair Isaac Corp.*	2,179	873,561
Five9, Inc.*	6,075	553,676
Fortinet, Inc.*	56,712	3,208,765
HashiCorp, Inc., Class A (x)*	4,066	119,703
HubSpot, Inc.*	3,936	1,183,358
Informatica, Inc., Class A (x)*	540	11,216
Intuit, Inc.	46,313	17,850,883
Jamf Holding Corp. (x)*	4,959	122,834
Manhattan Associates, Inc.*	3,440	394,224
Microsoft Corp.	943,142	242,227,160
Monday.com Ltd. (x)*	5,345	551,390
nCino, Inc.*	964	29,807
NCR Corp.*	571	17,764
New Relic, Inc.*	4,171	208,759
NortonLifeLock, Inc.	17,471	383,663
Nutanix, Inc., Class A*	9,482	138,722
Oracle Corp.	292,414	20,430,966
Palantir Technologies, Inc., Class A*	156,373	1,418,303
Palo Alto Networks, Inc.*	8,379	4,138,723
Paycom Software, Inc.*	4,401	1,232,808
Paylocity Holding Corp.*	3,432	598,609
Pegasystems, Inc.	3,599	172,176
Procore Technologies, Inc.*	4,209	191,047
PTC, Inc.*	9,105	968,226
RingCentral, Inc., Class A*	7,503	392,107
Roper Technologies, Inc.	8,615	3,399,910
Salesforce, Inc.*	157,728	26,031,429
SentinelOne, Inc., Class A (x)*	72,458	1,690,445
ServiceNow, Inc.*	46,964	22,332,321
Smartsheet, Inc., Class A*	10,826	340,261
Splunk, Inc.*	13,914	1,230,832
Synopsys, Inc.*	13,183	4,003,677
Teradata Corp.*	4,883	180,720
Trade Desk, Inc. (The), Class A*	77,587	3,250,119
Tyler Technologies, Inc.*	3,139	1,043,655
UiPath, Inc., Class A*	2,967	53,970
Unity Software, Inc. (x)*	12,117	446,148
VMware, Inc., Class A	8,796	1,002,568
Workday, Inc., Class A*	61,935	8,644,887
Zendesk, Inc.*	10,324	764,699
Zoom Video Communications, Inc., Class A*	11,004	1,188,102
Zscaler, Inc.*	7,104	1,062,119

		453,445,408

Technology Hardware, Storage & Peripherals (5.5%)
Apple, Inc.	1,499,992	205,078,906
Dell Technologies, Inc., Class C	3,537	163,445
HP, Inc.	41,824	1,370,991
NetApp, Inc.	19,233	1,254,761
Pure Storage, Inc., Class A*	24,638	633,443

		208,501,546

Total Information Technology		1,054,779,342

Materials (0.7%)
Chemicals (0.4%)
Albemarle Corp.	5,211	1,088,995
Axalta Coating Systems Ltd.*	4,637	102,524
CF Industries Holdings, Inc.	17,997	1,542,883
Chemours Co. (The)	8,500	272,170
Ecolab, Inc.	18,945	2,912,983
FMC Corp.	3,724	398,505
Ginkgo Bioworks Holdings, Inc. (x)*	14,328	34,101
Linde plc	9,130	2,625,149
Mosaic Co. (The)	3,845	181,599
PPG Industries, Inc.	10,819	1,237,044
RPM International, Inc.	563	44,319
Scotts Miracle-Gro Co. (The)	1,193	94,235
Sherwin-Williams Co. (The)	20,692	4,633,146
Valvoline, Inc.	15,484	446,404

		15,614,057

Construction Materials (0.0%)†
Eagle Materials, Inc.	2,811	309,041
Martin Marietta Materials, Inc.	473	141,541
Vulcan Materials Co.	5,585	793,628

		1,244,210

Containers & Packaging (0.3%)
Ardagh Metal Packaging SA	4,940	30,134
Avery Dennison Corp.	4,329	700,735
Ball Corp.	84,746	5,827,983
Berry Global Group, Inc.*	5,445	297,515
Crown Holdings, Inc.	8,984	828,055
Graphic Packaging Holding Co.	20,381	417,811
Sealed Air Corp.	12,599	727,214

		8,829,447

Metals & Mining (0.0%)†
MP Materials Corp.*	7,842	251,572
Royal Gold, Inc.	368	39,295
Southern Copper Corp.	4,858	241,977

		532,844

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	956	50,104

Total Materials		26,270,662

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
American Tower Corp. (REIT)	30,796	7,871,150
Apartment Income REIT Corp. (REIT)	1,098	45,677
Camden Property Trust (REIT)	753	101,263
Crown Castle International Corp. (REIT)	37,335	6,286,467
Equinix, Inc. (REIT)	5,927	3,894,158

See Notes to Financial Statements.

1043

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

Equity LifeStyle Properties, Inc. (REIT)	9,411	$663,193
Extra Space Storage, Inc. (REIT)	1,363	231,874
Iron Mountain, Inc. (REIT)	18,802	915,469
Lamar Advertising Co. (REIT), Class A	6,639	584,033
Public Storage (REIT)	10,735	3,356,512
SBA Communications Corp. (REIT)	2,102	672,745
Simon Property Group, Inc. (REIT)	13,679	1,298,411

		25,920,952

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	13,918	1,024,504
Opendoor Technologies, Inc. (x)*	8,138	38,330
Zillow Group, Inc., Class A*	307	9,766
Zillow Group, Inc., Class C (x)*	864	27,432

		1,100,032

Total Real Estate		27,020,984

Utilities (0.0%)†
Gas Utilities (0.0%)†
National Fuel Gas Co.	614	40,555

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	10,382	218,126
Vistra Corp.	21,262	485,836

		703,962

Total Utilities		744,517

Total Common Stocks (69.4%) (Cost $1,355,533,238)		2,617,140,550

EXCHANGE TRADED FUNDS (ETF):
Equity (20.4%)
iShares Core S&P 500 ETF	2,079	788,253
iShares Morningstar Growth ETF (x)‡	3,233,525	161,967,267
iShares Morningstar U.S. Equity ETF	15,692	815,356
iShares Morningstar Value ETF	166,836	10,075,226
iShares Russell 1000 ETF (x)	3,225	670,026
iShares Russell 1000 Growth ETF (x)	420,773	92,023,055
iShares S&P 500 Growth ETF (x)	775,900	46,825,565
SPDR Portfolio S&P 500 Growth ETF (x)	1,900,000	99,332,000
SPDR Portfolio S&P 500 Value ETF (x)	241,000	8,873,620
Vanguard Growth ETF (x)	720,422	160,574,860
Vanguard Large-Cap ETF	600	103,410
Vanguard Russell 1000 Growth ETF (x)	2,975,000	167,433,000
Vanguard Russell 1000 Value (x)	160,200	10,180,710
Vanguard Value ETF	86,600	11,420,808

Total Exchange Traded Funds (20.4%) (Cost $586,129,076)		771,083,156

SHORT-TERM INVESTMENTS:
Investment Companies (4.4%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	20,000,000	20,000,000
JPMorgan Prime Money Market Fund, IM Shares	148,368,459	148,398,133

Total Investment Companies		168,398,133

	Principal Amount	Value (Note 1)

Repurchase Agreements (3.0%)
Deutsche Bank Securities, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $18,715,818, collateralized by various U.S. Government Agency Securities, ranging from 2.000%-4.000%, maturing 1/1/45-4/1/52; total market value $19,089,339. (xx)	$18,715,039	18,715,039
ING Financial Markets LLC, 1.46%, dated 6/30/22, due 7/1/22, repurchase price $9,000,365, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.375%, maturing 7/31/22-5/15/44; total market value $9,180,003. (xx)	9,000,000	9,000,000
MetLife, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $30,001,250, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-11/15/47; total market value $30,613,520. (xx)	30,000,000	30,000,000
National Bank of Canada, 1.70%, dated 6/30/22, due 7/7/22, repurchase price $19,306,380, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 11/3/22-2/15/51; total market value $21,284,174. (xx)	19,300,000	19,300,000
Societe Generale SA, 1.50%, dated 6/30/22, due 7/1/22, repurchase price $25,001,042, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-2.875%, maturing 10/31/23-2/15/32; total market value $25,509,583. (xx)	25,000,000	25,000,000
TD Prime Services LLC, 1.65%, dated 6/30/22, due 7/1/22, repurchase price $9,938,580, collateralized by various Common Stocks; total market value $11,009,177. (xx)	9,938,125	9,938,125

Total Repurchase Agreements		111,953,164

Total Short-Term Investments (7.4%) (Cost $280,383,525)		280,351,297

Total Investments in Securities (97.2%) (Cost $2,222,045,839)		3,668,575,003
Other Assets Less Liabilities (2.8%)		104,012,958

Net Assets (100%)		$3,772,587,961

See Notes to Financial Statements.

1044

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $131,305,997. This was collateralized by $4,897,738 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 7/14/22 - 5/15/52 and by cash of $131,953,164 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CRDI	— CREST Depository Interest
NYRS	— New York Registry Shares
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2022, were as follows:

Security Description	Shares at June 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Growth ETF (x)	3,233,525	227,814,836	7,505,118	(4,793,744)	265,149	(68,824,092)	161,967,267	441,782	—

Futures contracts outstanding as of June 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
NASDAQ 100 E-Mini Index	(128)	9/2022	USD	(29,515,520)	(24,650)
S&P 500 E-Mini Index	(623)	9/2022	USD	(118,042,925)	(276,016)

					(300,666)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$285,850,595	$—	$—	$285,850,595
Consumer Discretionary	474,903,413	—	—	474,903,413
Consumer Staples	128,381,462	3,668,281	—	132,049,743
Energy	35,393,206	—	—	35,393,206
Financials	64,820,821	—	—	64,820,821
Health Care	339,761,044	—	—	339,761,044

See Notes to Financial Statements.

1045

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Industrials	$172,680,612	$2,865,611	$—	$175,546,223
Information Technology	1,053,627,885	1,151,457	—	1,054,779,342
Materials	26,270,662	—	—	26,270,662
Real Estate	27,020,984	—	—	27,020,984
Utilities	744,517	—	—	744,517
Exchange Traded Funds	771,083,156	—	—	771,083,156
Short-Term Investments
Investment Companies	168,398,133	—	—	168,398,133
Repurchase Agreements	—	111,953,164	—	111,953,164

Total Assets	$3,548,936,490	$119,638,513	$—	$3,668,575,003

Liabilities:
Futures	$(300,666)	$—	$—	$(300,666)

Total Liabilities	$(300,666)	$—	$—	$(300,666)

Total	$3,548,635,824	$119,638,513	$—	$3,668,274,337

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(300,666	)*

Total		$(300,666)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(139,504,979)	$(139,504,979)

Total	$(139,504,979)	$(139,504,979)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(8,277,590)	$(8,277,590)

Total	$(8,277,590)	$(8,277,590)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $350,833,000 during the six months ended June 30, 2022.

See Notes to Financial Statements.

1046

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 26%)*	$609,303,890
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 15%)*	$773,119,074

* During the six months ended June 30, 2022, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total purchases and/or Sales).

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,615,815,296
Aggregate gross unrealized depreciation	(195,251,003)

Net unrealized appreciation	$1,420,564,293

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,247,710,044

For the six months ended June 30, 2022, the Portfolio incurred approximately $7,883 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

1047

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $101,787,653)	$161,967,267
Unaffiliated Issuers (Cost $2,008,305,022)	3,394,654,572
Repurchase Agreements (Cost $111,953,164)	111,953,164
Cash	231,803,229
Foreign cash (Cost $1,022)	976
Cash held as collateral at broker for futures	2,470,200
Receivable for securities sold	6,901,019
Dividends, interest and other receivables	1,619,763
Due from broker for futures variation margin	708,173
Receivable for Portfolio shares sold	62,565
Securities lending income receivable	61,262
Other assets	45,276

Total assets	3,912,247,466

LIABILITIES
Payable for return of collateral on securities loaned	131,953,164
Payable for securities purchased	3,540,623
Investment management fees payable	1,465,720
Payable for Portfolio shares redeemed	1,109,736
Distribution fees payable – Class IB	782,424
Administrative fees payable	394,943
Distribution fees payable – Class IA	12,964
Trustees’ fees payable	4,082
Accrued expenses	395,849

Total liabilities	139,659,505

NET ASSETS	$3,772,587,961

Net assets were comprised of:
Paid in capital	$2,025,717,364
Total distributable earnings (loss)	1,746,870,597

Net assets	$3,772,587,961

Class IA
Net asset value, offering and redemption price per share, $60,864,374 / 2,151,815 shares outstanding (unlimited amount authorized: $0.01 par value)	$28.29

Class IB
Net asset value, offering and redemption price per share, $3,667,772,537 / 135,927,898 shares outstanding (unlimited amount authorized: $0.01 par value)	$26.98

Class K
Net asset value, offering and redemption price per share, $43,951,050 / 1,544,812 shares outstanding (unlimited amount authorized: $0.01 par value)	$28.45

(x)	Includes value of securities on loan of $131,305,997.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends ($441,782 of dividend income received from affiliates) (net of $304,192 foreign withholding tax)	$16,306,526
Interest	221,871
Securities lending (net)	315,855

Total income	16,844,252

EXPENSES
Investment management fees	10,242,072
Distribution fees – Class IB	5,528,285
Administrative fees	2,722,628
Custodian fees	152,089
Professional fees	94,873
Distribution fees – Class IA	90,245
Printing and mailing expenses	77,516
Trustees’ fees	72,937
Miscellaneous	64,296

Total expenses	19,044,941

NET INVESTMENT INCOME (LOSS)	(2,200,689)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($265,149 realized gain (loss) from affiliates)	247,830,456
Futures contracts	(139,504,979)
Foreign currency transactions	8,662

Net realized gain (loss)	108,334,139

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(68,824,092) of change in unrealized appreciation (depreciation) from affiliates)	(1,691,175,779)
Futures contracts	(8,277,590)
Foreign currency translations	(6,915)

Net change in unrealized appreciation (depreciation)	(1,699,460,284)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,591,126,145)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,593,326,834)

See Notes to Financial Statements.

1048

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EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,200,689)	$(8,610,553)
Net realized gain (loss)	108,334,139	1,654,304,233
Net change in unrealized appreciation (depreciation)	(1,699,460,284)	(374,184,879)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,593,326,834)	1,271,508,801

Distributions to shareholders:
Class IA	—	(19,642,440)
Class IB	—	(1,268,598,730)
Class K	—	(23,840,576)

Total distributions to shareholders	—	(1,312,081,746)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 59,159 and 62,479 shares, respectively ]	2,032,448	2,820,018
Capital shares issued in reinvestment of dividends and distributions [ 0 and 489,016 shares, respectively ]	—	19,642,440
Capital shares repurchased [ (98,133) and (205,979) shares, respectively ]	(3,363,366)	(9,340,178)

Total Class IA transactions	(1,330,918)	13,122,280

Class IB
Capital shares sold [ 743,926 and 630,666 shares, respectively ]	23,506,877	27,054,861
Capital shares issued in reinvestment of dividends and distributions [ 0 and 33,084,258 shares, respectively ]	—	1,268,598,730
Capital shares repurchased [ (7,416,960) and (15,830,951) shares, respectively ]	(238,166,292)	(693,044,780)

Total Class IB transactions	(214,659,415)	602,608,811

Class K
Capital shares sold [ 24,924 and 116,069 shares, respectively ]	819,534	5,404,012
Capital shares issued in reinvestment of dividends and distributions [ 0 and 562,185 shares, respectively ]	—	23,840,576
Capital shares repurchased [ (120,753) and (11,812,070) shares, respectively ]	(4,178,980)	(585,895,871)

Total Class K transactions	(3,359,446)	(556,651,283)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(219,349,779)	59,079,808

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,812,676,613)	18,506,863
NET ASSETS:
Beginning of period	5,585,264,574	5,566,757,711

End of period	$3,772,587,961	$5,585,264,574

See Notes to Financial Statements.

1049

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IA			2021	2020	2019	2018	2017
Net asset value, beginning of period	$39.93		$41.27	$36.07	$29.30	$33.16	$27.83

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)		(0.08)	0.02	0.14	0.17	0.15
Net realized and unrealized gain (loss)	(11.62)		10.01	11.26	9.67	(0.92)	7.93

Total from investment operations	(11.64)		9.93	11.28	9.81	(0.75)	8.08

Less distributions:
Dividends from net investment income	—		—	(0.03)	(0.15)	(0.17)	(0.16)
Distributions from net realized gains	—		(11.27)	(6.05)	(2.89)	(2.94)	(2.59)

Total dividends and distributions	—		(11.27)	(6.08)	(3.04)	(3.11)	(2.75)

Net asset value, end of period	$28.29		$39.93	$41.27	$36.07	$29.30	$33.16

Total return (b)	(29.15)%		24.38%	32.00%	33.73%	(2.96)%	29.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$60,864		$87,478	$76,155	$61,670	$49,705	$56,352
Ratio of expenses to average net assets (a)(f)	0.84%		0.82%	0.84%	0.85%	0.84%	0.85%
Ratio of net investment income (loss) to average net assets (a)(f)	(0.10)%		(0.17)%	0.06%	0.41%	0.49%	0.47%
Portfolio turnover rate^	15	%(z)	29%	20%	17%	20%	19%

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021	2020	2019	2018	2017
Net asset value, beginning of period	$38.09		$39.79	$34.95	$28.46	$32.30	$27.17

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)		(0.07)	0.02	0.14	0.16	0.15
Net realized and unrealized gain (loss)	(11.09)		9.64	10.90	9.39	(0.89)	7.73

Total from investment operations	(11.11)		9.57	10.92	9.53	(0.73)	7.88

Less distributions:
Dividends from net investment income	—		—	(0.03)	(0.15)	(0.17)	(0.16)
Distributions from net realized gains	—		(11.27)	(6.05)	(2.89)	(2.94)	(2.59)

Total dividends and distributions	—		(11.27)	(6.08)	(3.04)	(3.11)	(2.75)

Net asset value, end of period	$26.98		$38.09	$39.79	$34.95	$28.46	$32.30

Total return (b)	(29.17)%		24.38%	31.99%	33.74%	(2.97)%	29.18%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,667,773		$5,431,974	$4,962,811	$4,351,634	$3,695,987	$4,353,543
Ratio of expenses to average net assets (a)(f)	0.84%		0.82%	0.84%	0.85%	0.84%	0.85%
Ratio of net investment income (loss) to average net assets (a)(f)	(0.10)%		(0.17)%	0.06%	0.41%	0.48%	0.47%
Portfolio turnover rate^	15	%(z)	29%	20%	17%	20%	19%

See Notes to Financial Statements.

1050

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021	2020	2019	2018	2017
Net asset value, beginning of period	$40.11		$41.32	$36.09	$29.31	$33.17	$27.83

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	†	0.03 †	0.13	0.23	0.26	0.23
Net realized and unrealized gain (loss)	(11.69)		10.03	11.28	9.67	(0.92)	7.93

Total from investment operations	(11.66)		10.06	11.41	9.90	(0.66)	8.16

Less distributions:
Dividends from net investment income	—		—	(0.13)	(0.23)	(0.26)	(0.23)
Distributions from net realized gains	—		(11.27)	(6.05)	(2.89)	(2.94)	(2.59)

Total dividends and distributions	—		(11.27)	(6.18)	(3.12)	(3.20)	(2.82)

Net asset value, end of period	$28.45		$40.11	$41.32	$36.09	$29.31	$33.17

Total return (b)	(29.07)%		24.66%	32.34%	34.04%	(2.71)%	29.53%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$43,951		$65,813	$527,792	$646,853	$609,544	$713,793
Ratio of expenses to average net assets (a)(f)	0.59%		0.57%	0.59%	0.60%	0.59%	0.60%
Ratio of net investment income (loss) to average net assets (a)(f)	0.15%		0.06%	0.33%	0.66%	0.74%	0.72%
Portfolio turnover rate^	15	%(z)	29%	20%	17%	20%	19%
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1051

EQ/LARGE CAP VALUE INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Financials	19.4%
Health Care	17.1
Industrials	9.8
Information Technology	9.0
Communication Services	8.7
Consumer Staples	7.2
Energy	7.2
Utilities	5.9
Consumer Discretionary	5.7
Real Estate	5.1
Materials	4.2
Repurchase Agreement	0.6
Cash and Other	0.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IA
Actual	$1,000.00	$868.50	$3.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.18	3.65
Class IB
Actual	1,000.00	868.90	3.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.18	3.65
Class K
Actual	1,000.00	869.80	2.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.42	2.40

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.73%, 0.73% and 0.48%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1052

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.7%)
Diversified Telecommunication Services (2.1%)
AT&T, Inc.	295,739	$6,198,689
Frontier Communications Parent, Inc.*	10,105	237,872
Lumen Technologies, Inc.	42,387	462,442
Verizon Communications, Inc.	173,610	8,810,708

		15,709,711

Entertainment (1.9%)
Activision Blizzard, Inc.	32,077	2,497,515
AMC Entertainment Holdings, Inc., Class A (x)*	21,323	288,927
Electronic Arts, Inc.	10,851	1,320,024
Liberty Media Corp.-Liberty Formula One, Class A*	770	44,637
Liberty Media Corp.-Liberty Formula One, Class C*	7,352	466,631
Live Nation Entertainment, Inc.*	3,178	262,439
Madison Square Garden Sports Corp.*	389	58,739
Netflix, Inc.*	9,927	1,735,934
Playtika Holding Corp.*	367	4,859
Roku, Inc.*	3,543	291,022
Take-Two Interactive Software, Inc.*	1,125	137,807
Walt Disney Co. (The)*	70,219	6,628,674
Warner Bros Discovery, Inc.*	25,897	347,538

		14,084,746

Interactive Media & Services (2.7%)
Alphabet, Inc., Class A*	1,615	3,519,505
Alphabet, Inc., Class C*	1,475	3,226,489
IAC/InterActiveCorp*	3,209	243,788
Match Group, Inc.*	741	51,640
Meta Platforms, Inc., Class A*	74,539	12,019,414
Pinterest, Inc., Class A*	18,693	339,465
TripAdvisor, Inc.*	3,872	68,921
Twitter, Inc.*	2,278	85,174

		19,554,396

Media (1.5%)
Altice USA, Inc., Class A*	8,631	79,837
Cable One, Inc.	95	122,485
Comcast Corp., Class A	183,683	7,207,721
DISH Network Corp., Class A*	10,337	185,342
Fox Corp., Class A	12,801	411,680
Fox Corp., Class B	5,984	177,725
Interpublic Group of Cos., Inc. (The)	16,222	446,592
Liberty Broadband Corp., Class A*	460	52,233
Liberty Broadband Corp., Class C*	2,846	329,111
Liberty Media Corp.-Liberty SiriusXM, Class A (x)*	2,236	80,585
Liberty Media Corp.-Liberty SiriusXM, Class C*	4,610	166,191
New York Times Co. (The), Class A	6,784	189,274
News Corp., Class A	15,923	248,080
News Corp., Class B	4,983	79,180
Nexstar Media Group, Inc., Class A	1,457	237,316
Omnicom Group, Inc.	8,396	534,070
Paramount Global, Class A (x)	378	10,305
Paramount Global, Class B	23,796	587,285
Sirius XM Holdings, Inc. (x)	29,265	179,394

		11,324,406

Wireless Telecommunication Services (0.5%)
T-Mobile US, Inc.*	24,607	3,310,626

Total Communication Services		63,983,885

Consumer Discretionary (5.7%)
Auto Components (0.2%)
Aptiv plc*	8,357	744,358
BorgWarner, Inc.	9,852	328,761
Gentex Corp.	9,693	271,113
Lear Corp.	2,455	309,060
QuantumScape Corp. (x)*	10,105	86,802

		1,740,094

Automobiles (0.6%)
Ford Motor Co.	162,769	1,811,619
General Motors Co.*	60,059	1,907,474
Harley-Davidson, Inc.	5,550	175,713
Lucid Group, Inc. (x)*	1,338	22,960
Rivian Automotive, Inc., Class A (x)*	7,352	189,240
Thor Industries, Inc. (x)	2,183	163,136

		4,270,142

Distributors (0.2%)
Genuine Parts Co.	5,265	700,245
LKQ Corp.	10,919	536,014

		1,236,259

Diversified Consumer Services (0.1%)
ADT, Inc.	8,622	53,026
Bright Horizons Family Solutions, Inc.*	1,750	147,910
Grand Canyon Education, Inc.*	1,312	123,577
H&R Block, Inc.	1,180	41,678
Mister Car Wash, Inc. (x)*	901	9,803
Service Corp. International	6,369	440,225
Terminix Global Holdings, Inc.*	5,014	203,819

		1,020,038

Hotels, Restaurants & Leisure (1.8%)
Aramark	9,564	292,945
Boyd Gaming Corp.	3,307	164,523
Caesars Entertainment, Inc.*	2,658	101,802
Carnival Corp. (x)*	35,802	309,687
Darden Restaurants, Inc.	1,388	157,011
Domino’s Pizza, Inc.	399	155,494
Hilton Worldwide Holdings, Inc.	3,134	349,253
Hyatt Hotels Corp., Class A*	2,082	153,881
Las Vegas Sands Corp.*	8,558	287,463
Marriott Vacations Worldwide Corp.	1,681	195,332
McDonald’s Corp.	23,108	5,704,903
MGM Resorts International	14,683	425,073
Norwegian Cruise Line Holdings Ltd. (x)*	15,978	177,675
Penn National Gaming, Inc.*	6,853	208,468
Planet Fitness, Inc., Class A*	916	62,297
Royal Caribbean Cruises Ltd.*	9,089	317,297
Six Flags Entertainment Corp.*	1,591	34,525
Starbucks Corp.	30,313	2,315,610
Travel + Leisure Co.	972	37,733
Vail Resorts, Inc.	90	19,625
Wyndham Hotels & Resorts, Inc.	1,143	75,118
Wynn Resorts Ltd.*	3,831	218,291

See Notes to Financial Statements.

1053

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Yum! Brands, Inc.	10,457	$1,186,974

		12,950,980

Household Durables (0.5%)
DR Horton, Inc.	6,343	419,843
Garmin Ltd.	6,361	624,968
Leggett & Platt, Inc.	5,489	189,810
Lennar Corp., Class A	10,496	740,702
Lennar Corp., Class B	618	36,283
Mohawk Industries, Inc.*	2,170	269,275
Newell Brands, Inc.	15,575	296,548
NVR, Inc.*	35	140,145
PulteGroup, Inc.	5,941	235,442
Tempur Sealy International, Inc.	7,068	151,043
Toll Brothers, Inc.	2,185	97,451
TopBuild Corp.*	210	35,104
Whirlpool Corp.	2,269	351,400

		3,588,014

Internet & Direct Marketing Retail (0.1%)
DoorDash, Inc., Class A*	1,186	76,106
eBay, Inc.	20,112	838,067
Wayfair, Inc., Class A (x)*	1,160	50,529

		964,702

Leisure Products (0.1%)
Brunswick Corp.	2,601	170,053
Hasbro, Inc.	5,421	443,872
Mattel, Inc.*	7,512	167,743
Peloton Interactive, Inc., Class A*	12,288	112,804
Polaris, Inc.	604	59,965

		954,437

Multiline Retail (0.4%)
Dollar Tree, Inc.*	6,051	943,048
Kohl’s Corp.	5,279	188,408
Macy’s, Inc.	11,742	215,113
Nordstrom, Inc.	669	14,136
Ollie’s Bargain Outlet Holdings, Inc. (x)*	2,443	143,526
Target Corp.	8,589	1,213,025

		2,717,256

Specialty Retail (1.4%)
Advance Auto Parts, Inc.	2,321	401,742
AutoNation, Inc.*	1,636	182,839
AutoZone, Inc.*	75	161,184
Bath & Body Works, Inc.	9,860	265,431
Best Buy Co., Inc.	5,698	371,453
Burlington Stores, Inc.*	171	23,295
CarMax, Inc.*	5,851	529,399
Dick’s Sporting Goods, Inc. (x)	2,290	172,597
GameStop Corp., Class A (x)*	2,769	338,649
Gap, Inc. (The)	8,160	67,238
Home Depot, Inc. (The)	17,926	4,916,564
Leslie’s, Inc. (x)*	719	10,914
Lithia Motors, Inc., Class A	1,176	323,177
Lowe’s Cos., Inc.	3,743	653,790
O’Reilly Automotive, Inc.*	1,596	1,008,289
Penske Automotive Group, Inc.	1,132	118,509
Petco Health & Wellness Co., Inc. (x)*	3,320	48,937
RH*	449	95,305
Ross Stores, Inc.	8,206	576,307
Victoria’s Secret & Co.*	972	27,187
Williams-Sonoma, Inc.	600	66,570

		10,359,376

Textiles, Apparel & Luxury Goods (0.3%)
Capri Holdings Ltd.*	5,938	243,517
Carter’s, Inc.	1,625	114,530
Columbia Sportswear Co.	1,504	107,656
Deckers Outdoor Corp.*	130	33,195
Hanesbrands, Inc.	14,378	147,950
PVH Corp.	2,771	157,670
Ralph Lauren Corp.	1,884	168,901
Skechers USA, Inc., Class A*	4,686	166,728
Tapestry, Inc.	9,425	287,651
Under Armour, Inc., Class A*	7,773	64,749
Under Armour, Inc., Class C*	8,998	68,205
VF Corp.	14,425	637,152

		2,197,904

Total Consumer Discretionary		41,999,202

Consumer Staples (7.2%)
Beverages (1.0%)
Boston Beer Co., Inc. (The), Class A*	20	6,059
Brown-Forman Corp., Class A	773	52,286
Brown-Forman Corp., Class B	3,120	218,899
Coca-Cola Co. (The)	40,320	2,536,531
Constellation Brands, Inc., Class A	6,389	1,489,020
Keurig Dr Pepper, Inc.	35,396	1,252,665
Molson Coors Beverage Co., Class B	7,222	393,671
Monster Beverage Corp.*	1,151	106,698
PepsiCo, Inc.	8,851	1,475,108

		7,530,937

Food & Staples Retailing (1.5%)
Albertsons Cos., Inc., Class A	6,625	177,020
BJ’s Wholesale Club Holdings, Inc.*	2,040	127,133
Casey’s General Stores, Inc.	1,529	282,834
Grocery Outlet Holding Corp.*	3,370	143,663
Kroger Co. (The)	27,062	1,280,845
Performance Food Group Co.*	4,335	199,323
US Foods Holding Corp.*	9,183	281,734
Walgreens Boots Alliance, Inc.	29,611	1,122,257
Walmart, Inc.	59,546	7,239,603

		10,854,412

Food Products (2.0%)
Archer-Daniels-Midland Co.	23,123	1,794,345
Bunge Ltd.	5,781	524,279
Campbell Soup Co.	7,998	384,304
Conagra Brands, Inc.	19,424	665,078
Darling Ingredients, Inc.*	6,146	367,531
Flowers Foods, Inc.	7,732	203,506
Freshpet, Inc.*	827	42,913
General Mills, Inc.	24,868	1,876,291
Hershey Co. (The)	801	172,343
Hormel Foods Corp.	11,830	560,269
Ingredion, Inc.	2,733	240,941
J M Smucker Co. (The)	4,329	554,155
Kellogg Co.	4,708	335,869
Kraft Heinz Co. (The)	28,845	1,100,148

See Notes to Financial Statements.

1054

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
McCormick & Co., Inc. (Non-Voting)	10,345	$861,221
Mondelez International, Inc., Class A	57,070	3,543,476
Pilgrim’s Pride Corp.*	935	29,200
Post Holdings, Inc.*	2,294	188,911
Seaboard Corp.	10	38,826
Tyson Foods, Inc., Class A	11,756	1,011,721

		14,495,327

Household Products (1.4%)
Church & Dwight Co., Inc.	5,481	507,869
Clorox Co. (The)	870	122,653
Colgate-Palmolive Co.	13,164	1,054,963
Kimberly-Clark Corp.	5,655	764,273
Procter & Gamble Co. (The)	56,666	8,148,004
Reynolds Consumer Products, Inc.	2,240	61,085
Spectrum Brands Holdings, Inc.	1,644	134,841

		10,793,688

Personal Products (0.0%)†
Coty, Inc., Class A*	14,304	114,575

Tobacco (1.3%)
Altria Group, Inc.	74,811	3,124,856
Philip Morris International, Inc.	64,006	6,319,952

		9,444,808

Total Consumer Staples		53,233,747

Energy (7.2%)
Energy Equipment & Services (0.6%)
Baker Hughes Co.	38,211	1,103,151
Halliburton Co.	20,283	636,075
NOV, Inc.	16,148	273,063
Schlumberger NV	58,337	2,086,131

		4,098,420

Oil, Gas & Consumable Fuels (6.6%)
Antero Midstream Corp.	13,872	125,542
Antero Resources Corp.*	4,232	129,711
APA Corp.	13,906	485,319
Cheniere Energy, Inc.	4,442	590,919
Chesapeake Energy Corp. (x)	5,262	426,748
Chevron Corp.	81,175	11,752,517
ConocoPhillips	53,443	4,799,716
Continental Resources, Inc.	367	23,983
Coterra Energy, Inc.	27,454	708,039
Devon Energy Corp.	13,874	764,596
Diamondback Energy, Inc.	3,135	379,805
DT Midstream, Inc.	3,998	195,982
EOG Resources, Inc.	6,497	717,529
EQT Corp.	15,206	523,086
Exxon Mobil Corp.	174,136	14,913,007
Hess Corp.	2,522	267,181
HF Sinclair Corp.	6,189	279,495
Kinder Morgan, Inc.	82,022	1,374,689
Marathon Oil Corp.	29,110	654,393
Marathon Petroleum Corp.	22,305	1,833,694
Occidental Petroleum Corp.	5,879	346,156
ONEOK, Inc.	16,272	903,096
Ovintiv, Inc.	3,070	135,663
PDC Energy, Inc.	1,811	111,576
Phillips 66	19,861	1,628,403
Pioneer Natural Resources Co.	4,477	998,729
Range Resources Corp.*	3,688	91,278
Southwestern Energy Co.*	42,655	266,594
Valero Energy Corp.	16,812	1,786,779
Williams Cos., Inc. (The)	50,271	1,568,958

		48,783,183

Total Energy		52,881,603

Financials (19.4%)
Banks (7.1%)
Bank of America Corp.	290,109	9,031,093
Bank of Hawaii Corp.	1,631	121,346
Bank OZK	4,835	181,458
BOK Financial Corp.	1,212	91,603
Citigroup, Inc.	81,432	3,745,058
Citizens Financial Group, Inc.	20,148	719,082
Comerica, Inc.	5,389	395,445
Commerce Bancshares, Inc.	4,519	296,672
Cullen/Frost Bankers, Inc.	2,406	280,179
East West Bancorp, Inc.	5,835	378,108
Fifth Third Bancorp	28,116	944,698
First Citizens BancShares, Inc., Class A	379	247,783
First Hawaiian, Inc.	5,269	119,659
First Horizon Corp.	21,833	477,269
First Republic Bank	7,377	1,063,763
FNB Corp.	14,396	156,341
Huntington Bancshares, Inc.	59,220	712,417
JPMorgan Chase & Co.	120,482	13,567,478
KeyCorp	38,341	660,615
M&T Bank Corp.	7,374	1,175,342
PacWest Bancorp	4,794	127,808
Pinnacle Financial Partners, Inc.	3,092	223,583
PNC Financial Services Group, Inc. (The)	17,050	2,689,978
Popular, Inc.	3,092	237,868
Prosperity Bancshares, Inc.	3,651	249,254
Regions Financial Corp.	38,570	723,187
Signature Bank	2,426	434,763
SVB Financial Group*	877	346,406
Synovus Financial Corp.	5,940	214,137
Truist Financial Corp.	54,904	2,604,097
Umpqua Holdings Corp.	8,913	149,471
US Bancorp	55,423	2,550,566
Webster Financial Corp.	7,359	310,182
Wells Fargo & Co.	156,653	6,136,098
Western Alliance Bancorp	1,692	119,455
Wintrust Financial Corp.	2,472	198,131
Zions Bancorp NA	6,145	312,780

		51,993,173

Capital Markets (4.7%)
Affiliated Managers Group, Inc.	1,583	184,578
Ameriprise Financial, Inc.	1,640	389,795
Bank of New York Mellon Corp. (The)	30,316	1,264,480
BlackRock, Inc.	6,198	3,774,830
Carlyle Group, Inc. (The)	8,542	270,440
Cboe Global Markets, Inc.	4,368	494,414
Charles Schwab Corp. (The)	27,938	1,765,123
CME Group, Inc.	14,812	3,032,016
Coinbase Global, Inc., Class A (x)*	6,395	300,693
Evercore, Inc., Class A	1,560	146,032
Franklin Resources, Inc. (x)	11,773	274,429

See Notes to Financial Statements.

1055

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Goldman Sachs Group, Inc. (The)	13,740	$4,081,055
Interactive Brokers Group, Inc., Class A	3,831	210,743
Intercontinental Exchange, Inc.	22,790	2,143,172
Invesco Ltd.	15,406	248,499
Janus Henderson Group plc	5,683	133,607
Jefferies Financial Group, Inc.	8,644	238,747
KKR & Co., Inc.	23,603	1,092,583
Lazard Ltd., Class A	3,891	126,107
Moody’s Corp.	376	102,261
Morgan Stanley	52,706	4,008,818
Morningstar, Inc.	96	23,216
MSCI, Inc.	803	330,956
Nasdaq, Inc.	4,729	721,362
Northern Trust Corp.	8,482	818,343
Raymond James Financial, Inc.	7,388	660,561
Robinhood Markets, Inc., Class A (x)*	22,925	188,443
S&P Global, Inc.	14,029	4,728,615
SEI Investments Co.	4,298	232,178
State Street Corp.	15,141	933,443
Stifel Financial Corp.	4,262	238,757
T. Rowe Price Group, Inc.	9,236	1,049,302
Tradeweb Markets, Inc., Class A	1,635	111,589
Virtu Financial, Inc., Class A	4,108	96,168

		34,415,355

Consumer Finance (1.1%)
Ally Financial, Inc.	13,317	446,253
American Express Co.	23,301	3,229,985
Capital One Financial Corp.	16,339	1,702,360
Credit Acceptance Corp. (x)*	258	122,140
Discover Financial Services	11,582	1,095,426
OneMain Holdings, Inc.	4,852	181,368
SLM Corp.	11,126	177,348
SoFi Technologies, Inc. (x)*	32,800	172,856
Synchrony Financial	20,621	569,552
Upstart Holdings, Inc. (x)*	2,449	77,437

		7,774,725

Diversified Financial Services (2.9%)
Apollo Global Management, Inc.	4,510	218,645
Berkshire Hathaway, Inc., Class B*	74,521	20,345,723
Equitable Holdings, Inc.‡	15,799	411,880
Voya Financial, Inc.	4,190	249,431

		21,225,679

Insurance (3.5%)
Aflac, Inc.	26,364	1,458,720
Alleghany Corp.*	459	382,393
Allstate Corp. (The)	11,311	1,433,443
American Financial Group, Inc.	2,776	385,337
American International Group, Inc.	32,719	1,672,922
Aon plc, Class A	504	135,919
Arch Capital Group Ltd.*	10,039	456,674
Arthur J Gallagher & Co.	7,608	1,240,408
Assurant, Inc.	2,095	362,121
Assured Guaranty Ltd.	2,540	141,707
Axis Capital Holdings Ltd.	3,210	183,259
Brighthouse Financial, Inc.*	3,093	126,875
Brown & Brown, Inc.	9,013	525,818
Chubb Ltd.	17,415	3,423,441
Cincinnati Financial Corp.	6,453	767,778
CNA Financial Corp.	1,125	50,512
Erie Indemnity Co., Class A	269	51,699
Everest Re Group Ltd.	1,110	311,111
Fidelity National Financial, Inc.	11,055	408,593
First American Financial Corp.	4,292	227,133
Globe Life, Inc.	3,734	363,953
Hanover Insurance Group, Inc. (The)	1,460	213,525
Hartford Financial Services Group, Inc. (The)	13,545	886,249
Kemper Corp.	2,620	125,498
Lincoln National Corp.	5,607	262,239
Loews Corp.	8,402	497,903
Markel Corp.*	425	549,631
Marsh & McLennan Cos., Inc.	2,215	343,879
MetLife, Inc.	28,318	1,778,087
Old Republic International Corp.	11,666	260,852
Primerica, Inc.	1,577	188,751
Principal Financial Group, Inc.	10,319	689,206
Progressive Corp. (The)	3,135	364,506
Prudential Financial, Inc.	15,487	1,481,796
Reinsurance Group of America, Inc.	2,757	323,369
RenaissanceRe Holdings Ltd.	813	127,129
Travelers Cos., Inc. (The)	9,890	1,672,696
Unum Group	8,263	281,107
W R Berkley Corp.	8,494	579,800
White Mountains Insurance Group Ltd.	119	148,289
Willis Towers Watson plc	4,576	903,257

		25,787,585

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT)	21,548	238,536
Annaly Capital Management, Inc. (REIT)	64,288	379,942
New Residential Investment Corp. (REIT)	17,599	164,023
Starwood Property Trust, Inc. (REIT)	12,050	251,725

		1,034,226

Thrifts & Mortgage Finance (0.0%)†
MGIC Investment Corp.	12,700	160,020
New York Community Bancorp, Inc. (x)	19,005	173,516
Rocket Cos., Inc., Class A (x)	2,149	15,816
TFS Financial Corp.	2,066	28,366
UWM Holdings Corp. (x)	352	1,246

		378,964

Total Financials		142,609,707

Health Care (17.1%)
Biotechnology (1.5%)
Amgen, Inc.	3,529	858,606
Biogen, Inc.*	6,017	1,227,107
BioMarin Pharmaceutical, Inc.*	7,615	631,055
Exact Sciences Corp.*	5,907	232,677
Exelixis, Inc.*	1,747	36,373
Gilead Sciences, Inc.	51,851	3,204,910
Horizon Therapeutics plc*	649	51,764
Incyte Corp.*	1,017	77,261
Ionis Pharmaceuticals, Inc.*	472	17,473
Mirati Therapeutics, Inc.*	1,775	119,156
Moderna, Inc.*	13,338	1,905,333

See Notes to Financial Statements.

1056

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Natera, Inc.*	253	$8,966
Regeneron Pharmaceuticals, Inc.*	3,656	2,161,171
Ultragenyx Pharmaceutical, Inc.*	609	36,333
United Therapeutics Corp.*	1,840	433,578
Vertex Pharmaceuticals, Inc.*	591	166,538

		11,168,301

Health Care Equipment & Supplies (3.3%)
Abbott Laboratories	61,480	6,679,802
Align Technology, Inc.*	809	191,466
Baxter International, Inc.	17,535	1,126,273
Becton Dickinson and Co.	11,728	2,891,304
Boston Scientific Corp.*	58,934	2,196,470
Cooper Cos., Inc. (The)	2,005	627,806
Dentsply Sirona, Inc.	8,840	315,853
Enovis Corp.*	2,089	114,895
Envista Holdings Corp.*	6,715	258,796
Globus Medical, Inc., Class A*	3,026	169,880
Hologic, Inc.*	10,150	703,395
ICU Medical, Inc.*	677	111,292
Integra LifeSciences Holdings Corp.*	2,988	161,442
Intuitive Surgical, Inc.*	1,168	234,429
Masimo Corp.*	486	63,506
Medtronic plc	55,208	4,954,918
QuidelOrtho Corp.*	2,038	198,053
STERIS plc	3,517	725,029
Stryker Corp.	6,748	1,342,380
Tandem Diabetes Care, Inc.*	171	10,121
Teleflex, Inc.	1,936	475,966
Zimmer Biomet Holdings, Inc.	8,658	909,609

		24,462,685

Health Care Providers & Services (3.1%)
Acadia Healthcare Co., Inc.*	3,674	248,473
agilon health, Inc.*	510	11,133
Amedisys, Inc.*	1,319	138,653
Cardinal Health, Inc.	11,243	587,672
Centene Corp.*	24,013	2,031,740
Chemed Corp.	388	182,123
Cigna Corp.	10,850	2,859,192
CVS Health Corp.	54,145	5,017,076
Elevance Health, Inc.	6,930	3,344,279
Encompass Health Corp.	4,040	226,442
HCA Healthcare, Inc.	8,745	1,469,685
Henry Schein, Inc.*	5,657	434,118
Humana, Inc.	1,535	718,487
Laboratory Corp. of America Holdings	3,823	895,958
McKesson Corp.	4,817	1,571,354
Molina Healthcare, Inc.*	535	149,591
Oak Street Health, Inc. (x)*	4,806	79,011
Premier, Inc., Class A	4,857	173,298
Quest Diagnostics, Inc.	4,827	641,894
Signify Health, Inc., Class A (x)*	2,767	38,185
Tenet Healthcare Corp.*	4,385	230,476
UnitedHealth Group, Inc.	3,477	1,785,892
Universal Health Services, Inc., Class B	2,678	269,701

		23,104,433

Health Care Technology (0.1%)
Certara, Inc.*	1,697	36,417
Change Healthcare, Inc.*	9,550	220,223
Definitive Healthcare Corp. (x)*	643	14,744
Doximity, Inc., Class A (x)*	2,113	73,575
Teladoc Health, Inc.*	5,989	198,895

		543,854

Life Sciences Tools & Services (2.4%)
10X Genomics, Inc., Class A*	390	17,647
Agilent Technologies, Inc.	1,262	149,888
Avantor, Inc.*	1,787	55,576
Azenta, Inc.	3,055	220,265
Bio-Rad Laboratories, Inc., Class A*	882	436,590
Charles River Laboratories International, Inc.*	139	29,742
Danaher Corp.	24,921	6,317,972
Illumina, Inc.*	6,488	1,196,128
PerkinElmer, Inc.	5,205	740,255
QIAGEN NV*	9,359	441,745
Repligen Corp.*	657	106,697
Syneos Health, Inc.*	3,488	250,020
Thermo Fisher Scientific, Inc.	14,190	7,709,143

		17,671,668

Pharmaceuticals (6.7%)
Bristol-Myers Squibb Co.	87,969	6,773,613
Catalent, Inc.*	4,796	514,563
Elanco Animal Health, Inc.*	18,371	360,623
Eli Lilly and Co.	6,474	2,099,065
Jazz Pharmaceuticals plc*	2,514	392,209
Johnson & Johnson	108,709	19,296,934
Merck & Co., Inc.	60,710	5,534,931
Organon & Co.	10,484	353,835
Perrigo Co. plc	5,541	224,798
Pfizer, Inc.	233,460	12,240,308
Royalty Pharma plc, Class A	15,145	636,696
Viatris, Inc.	49,999	523,489

		48,951,064

Total Health Care		125,902,005

Industrials (9.8%)
Aerospace & Defense (2.4%)
Axon Enterprise, Inc.*	630	58,697
Boeing Co. (The)*	15,595	2,132,148
BWX Technologies, Inc.	2,298	126,597
Curtiss-Wright Corp.	1,580	208,655
General Dynamics Corp.	10,173	2,250,776
HEICO Corp.	117	15,341
HEICO Corp., Class A	205	21,603
Hexcel Corp.	3,457	180,836
Howmet Aerospace, Inc.	13,952	438,790
Huntington Ingalls Industries, Inc.	1,267	275,978
L3Harris Technologies, Inc.	7,945	1,920,307
Mercury Systems, Inc.*	2,309	148,538
Northrop Grumman Corp.	5,339	2,555,085
Raytheon Technologies Corp.	61,423	5,903,365
Spirit AeroSystems Holdings, Inc., Class A	220	6,446
Textron, Inc.	8,864	541,324
TransDigm Group, Inc.*	1,329	713,234
Woodward, Inc.	2,428	224,566

		17,722,286

See Notes to Financial Statements.

1057

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	3,785	$383,685
Expeditors International of Washington, Inc.	4,760	463,910
FedEx Corp.	9,914	2,247,603
GXO Logistics, Inc.*	3,883	168,017
United Parcel Service, Inc., Class B	3,279	598,549

		3,861,764

Airlines (0.3%)
Alaska Air Group, Inc.*	5,104	204,415
American Airlines Group, Inc. (x)*	26,648	337,897
Copa Holdings SA, Class A*	1,275	80,797
JetBlue Airways Corp.*	13,232	110,752
Southwest Airlines Co.*	24,438	882,700
United Airlines Holdings, Inc.*	13,459	476,718

		2,093,279

Building Products (0.7%)
A O Smith Corp.	4,015	219,540
Allegion plc	752	73,621
Armstrong World Industries, Inc.	811	60,793
AZEK Co., Inc. (The)*	4,677	78,293
Builders FirstSource, Inc.*	7,093	380,894
Carlisle Cos., Inc.	333	79,457
Carrier Global Corp.	34,987	1,247,636
Fortune Brands Home & Security, Inc.	3,529	211,317
Hayward Holdings, Inc.*	2,873	41,343
Johnson Controls International plc	28,718	1,375,018
Lennox International, Inc.	1,336	276,004
Masco Corp.	9,220	466,532
Owens Corning	3,998	297,091
Trane Technologies plc	4,035	524,025

		5,331,564

Commercial Services & Supplies (0.3%)
Cintas Corp.	242	90,394
Clean Harbors, Inc.*	2,103	184,370
Driven Brands Holdings, Inc.*	2,144	59,046
IAA, Inc.*	944	30,935
MSA Safety, Inc.	935	113,201
Republic Services, Inc.	7,966	1,042,510
Rollins, Inc.	707	24,689
Stericycle, Inc.*	3,781	165,797
Tetra Tech, Inc.	1,295	176,832
Waste Management, Inc.	1,080	165,218

		2,052,992

Construction & Engineering (0.2%)
AECOM	5,163	336,731
MasTec, Inc.*	2,454	175,853
MDU Resources Group, Inc.	8,333	224,908
Quanta Services, Inc.	2,666	334,156
Valmont Industries, Inc.	746	167,574
WillScot Mobile Mini Holdings Corp.*	4,183	135,613

		1,374,835

Electrical Equipment (0.9%)
Acuity Brands, Inc.	1,422	219,045
AMETEK, Inc.	9,509	1,044,944
Eaton Corp. plc	16,485	2,076,945
Emerson Electric Co.	16,606	1,320,841
Hubbell, Inc.	2,209	394,483
nVent Electric plc	6,815	213,514
Plug Power, Inc. (x)*	10,779	178,608
Regal Rexnord Corp.	2,765	313,883
Rockwell Automation, Inc.	1,560	310,924
Sensata Technologies Holding plc	6,400	264,384
Sunrun, Inc.*	8,472	197,906
Vertiv Holdings Co.	10,545	86,680

		6,622,157

Industrial Conglomerates (1.2%)
3M Co.	23,441	3,033,500
General Electric Co.	42,700	2,718,709
Honeywell International, Inc.	19,859	3,451,692

		9,203,901

Machinery (1.7%)
AGCO Corp.	2,223	219,410
Allison Transmission Holdings, Inc.	833	32,029
Caterpillar, Inc.	2,842	508,036
Crane Holdings Co.	1,941	169,954
Cummins, Inc.	5,817	1,125,764
Donaldson Co., Inc.	4,234	203,825
Dover Corp.	5,937	720,277
Esab Corp.	2,091	91,481
Flowserve Corp.	5,372	153,800
Fortive Corp.	14,804	805,041
Gates Industrial Corp. plc*	4,567	49,369
Graco, Inc.	2,174	129,157
IDEX Corp.	2,577	468,060
Illinois Tool Works, Inc.	1,292	235,467
Ingersoll Rand, Inc.	16,763	705,387
ITT, Inc.	3,444	231,575
Middleby Corp. (The)*	2,088	261,752
Nordson Corp.	1,831	370,668
Oshkosh Corp.	2,709	222,517
Otis Worldwide Corp.	15,332	1,083,512
PACCAR, Inc.	14,081	1,159,430
Parker-Hannifin Corp.	4,083	1,004,622
Pentair plc	6,788	310,687
Snap-on, Inc.	2,169	427,358
Stanley Black & Decker, Inc.	6,223	652,544
Timken Co. (The)	2,571	136,392
Westinghouse Air Brake Technologies Corp.	7,470	613,138
Xylem, Inc.	6,357	496,990

		12,588,242

Marine (0.0%)†
Kirby Corp.*	2,463	149,849

Professional Services (0.6%)
CACI International, Inc., Class A*	956	269,382
Clarivate plc*	19,767	273,971
CoStar Group, Inc.*	13,898	839,578
Dun & Bradstreet Holdings, Inc.*	10,372	155,891
Equifax, Inc.	2,508	458,412
FTI Consulting, Inc.*	806	145,765
Jacobs Engineering Group, Inc.	5,274	670,484
KBR, Inc.	2,013	97,409
Leidos Holdings, Inc.	5,620	565,990
ManpowerGroup, Inc.	2,163	165,275

See Notes to Financial Statements.

1058

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Nielsen Holdings plc	14,778	$343,145
Robert Half International, Inc.	524	39,242
Science Applications International Corp.	2,296	213,758
TransUnion	2,120	169,579

		4,407,881

Road & Rail (0.8%)
AMERCO	371	177,423
Avis Budget Group, Inc.*	1,227	180,467
CSX Corp.	67,105	1,950,071
Hertz Global Holdings, Inc. (x)*	9,612	152,254
JB Hunt Transport Services, Inc.	375	59,051
Knight-Swift Transportation Holdings, Inc.	6,553	303,339
Landstar System, Inc.	166	24,140
Lyft, Inc., Class A*	2,529	33,585
Norfolk Southern Corp.	9,821	2,232,215
Ryder System, Inc.	2,039	144,892
Schneider National, Inc., Class B	2,228	49,863
Uber Technologies, Inc.*	10,457	213,950
XPO Logistics, Inc.*	3,902	187,920

		5,709,170

Trading Companies & Distributors (0.2%)
Air Lease Corp.	4,286	143,281
Core & Main, Inc., Class A*	1,635	36,461
MSC Industrial Direct Co., Inc., Class A	1,906	143,160
SiteOne Landscape Supply, Inc.*	720	85,586
United Rentals, Inc.*	1,595	387,441
Univar Solutions, Inc.*	6,906	171,752
Watsco, Inc.	640	152,845
WESCO International, Inc.*	866	92,749

		1,213,275

Total Industrials		72,331,195

Information Technology (9.0%)
Communications Equipment (1.4%)
Ciena Corp.*	6,242	285,259
Cisco Systems, Inc.	171,741	7,323,036
F5, Inc.*	2,494	381,682
Juniper Networks, Inc.	13,185	375,773
Lumentum Holdings, Inc.*	2,844	225,870
Motorola Solutions, Inc.	6,795	1,424,232
Ubiquiti, Inc. (x)	175	43,437
Viasat, Inc.*	2,919	89,409

		10,148,698

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	5,946	382,803
Arrow Electronics, Inc.*	2,578	288,968
Avnet, Inc.	4,004	171,692
Cognex Corp.	495	21,047
Coherent, Inc.*	102	27,154
Corning, Inc.	29,322	923,936
II-VI, Inc. (x)*	4,340	221,123
IPG Photonics Corp.*	1,432	134,794
Jabil, Inc.	1,046	53,566
Keysight Technologies, Inc.*	553	76,231
Littelfuse, Inc.	997	253,278
National Instruments Corp.	4,694	146,594
TD SYNNEX Corp.	1,758	160,154
Teledyne Technologies, Inc.*	1,911	716,835
Trimble, Inc.*	10,303	599,944
Vontier Corp.	2,503	57,544
Zebra Technologies Corp., Class A*	1,274	374,492

		4,610,155

IT Services (2.4%)
Affirm Holdings, Inc. (x)*	7,243	130,809
Akamai Technologies, Inc.*	6,540	597,298
Amdocs Ltd.	5,056	421,215
Automatic Data Processing, Inc.	1,414	296,997
Block, Inc., Class A*	21,362	1,312,908
Broadridge Financial Solutions, Inc.	443	63,150
Cognizant Technology Solutions Corp., Class A	21,480	1,449,685
Concentrix Corp.	1,781	241,575
DXC Technology Co.*	10,093	305,919
Euronet Worldwide, Inc.*	493	49,591
Fidelity National Information Services, Inc.	25,193	2,309,442
Fiserv, Inc.*	22,337	1,987,323
Genpact Ltd.	3,516	148,938
Global Payments, Inc.	11,531	1,275,790
GoDaddy, Inc., Class A*	5,757	400,457
International Business Machines Corp.	12,341	1,742,426
Kyndryl Holdings, Inc.*	7,435	72,714
Okta, Inc.*	4,427	400,201
PayPal Holdings, Inc.*	33,091	2,311,075
Snowflake, Inc., Class A*	518	72,033
SS&C Technologies Holdings, Inc.	9,207	534,650
Switch, Inc., Class A	2,434	81,539
Twilio, Inc., Class A*	4,402	368,932
VeriSign, Inc.*	3,533	591,177
Western Union Co. (The)	10,541	173,610
WEX, Inc.*	511	79,491
Wix.com Ltd.*	492	32,251

		17,451,196

Semiconductors & Semiconductor Equipment (2.5%)
Advanced Micro Devices, Inc.*	14,144	1,081,592
Analog Devices, Inc.	17,227	2,516,692
Cirrus Logic, Inc.*	2,352	170,614
First Solar, Inc.*	4,383	298,614
GLOBALFOUNDRIES, Inc. (x)*	1,954	78,824
Intel Corp.	169,032	6,323,487
Marvell Technology, Inc.	35,026	1,524,682
Microchip Technology, Inc.	3,242	188,295
Micron Technology, Inc.	37,357	2,065,095
MKS Instruments, Inc.	2,290	235,023
ON Semiconductor Corp.*	6,732	338,687
Qorvo, Inc.*	4,462	420,856
Skyworks Solutions, Inc.	6,636	614,759
Teradyne, Inc.	614	54,984
Texas Instruments, Inc.	11,997	1,843,339
Wolfspeed, Inc.*	4,767	302,466

		18,058,009

Software (1.8%)
ANSYS, Inc.*	1,698	406,314
Bill.com Holdings, Inc.*	4,026	442,618
Black Knight, Inc.*	5,783	378,150

See Notes to Financial Statements.

1059

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
CCC Intelligent Solutions Holdings, Inc.*	4,270	$39,284
CDK Global, Inc.	824	45,130
Ceridian HCM Holding, Inc.*	4,573	215,297
Citrix Systems, Inc.	2,755	267,703
Coupa Software, Inc.*	1,378	78,684
Dolby Laboratories, Inc., Class A	2,649	189,562
DoubleVerify Holdings, Inc.*	339	7,685
Dropbox, Inc., Class A*	786	16,498
Guidewire Software, Inc.*	3,450	244,916
Informatica, Inc., Class A (x)*	1,241	25,776
Jamf Holding Corp. (x)*	382	9,462
Mandiant Corp.*	9,475	206,745
Manhattan Associates, Inc.*	992	113,683
nCino, Inc.*	1,864	57,635
NCR Corp.*	4,972	154,679
NortonLifeLock, Inc.	14,954	328,390
Nutanix, Inc., Class A*	4,161	60,875
Oracle Corp.	19,557	1,366,448
Paycor HCM, Inc.*	1,948	50,648
Procore Technologies, Inc.*	807	36,630
Roper Technologies, Inc.	4,359	1,720,279
Salesforce, Inc.*	31,246	5,156,840
SentinelOne, Inc., Class A (x)*	2,101	49,016
Teradata Corp.*	1,969	72,873
Tyler Technologies, Inc.*	216	71,816
UiPath, Inc., Class A*	13,978	254,260
Unity Software, Inc. (x)*	2,810	103,464
VMware, Inc., Class A	4,423	504,134
Zoom Video Communications, Inc., Class A*	5,169	558,097

		13,233,591

Technology Hardware, Storage & Peripherals (0.3%)
Dell Technologies, Inc., Class C	9,347	431,925
Hewlett Packard Enterprise Co.	53,597	710,696
HP, Inc.	23,530	771,314
Western Digital Corp.*	12,934	579,831

		2,493,766

Total Information Technology		65,995,415

Materials (4.2%)
Chemicals (2.5%)
Air Products and Chemicals, Inc.	9,144	2,198,949
Albemarle Corp.	2,342	489,431
Ashland Global Holdings, Inc.	2,090	215,375
Axalta Coating Systems Ltd.*	6,896	152,471
Celanese Corp.	4,468	525,482
Chemours Co. (The)	2,528	80,947
Corteva, Inc.	29,907	1,619,165
Dow, Inc.	30,076	1,552,222
DuPont de Nemours, Inc.	21,012	1,167,847
Eastman Chemical Co.	5,300	475,781
Ecolab, Inc.	1,198	184,204
Element Solutions, Inc.	9,522	169,492
FMC Corp.	3,420	365,974
Ginkgo Bioworks Holdings, Inc. (x)*	27,019	64,305
Huntsman Corp.	8,214	232,867
International Flavors & Fragrances, Inc.	10,518	1,252,904
Linde plc	16,394	4,713,767
LyondellBasell Industries NV, Class A	10,605	927,513
Mosaic Co. (The)	13,084	617,957
NewMarket Corp.	250	75,240
Olin Corp.	5,772	267,128
PPG Industries, Inc.	4,561	521,505
RPM International, Inc.	4,997	393,364
Scotts Miracle-Gro Co. (The)	1,096	86,573
Westlake Corp.	1,362	133,503

		18,483,966

Construction Materials (0.2%)
Eagle Materials, Inc.	275	30,233
Martin Marietta Materials, Inc.	2,341	700,521
Vulcan Materials Co.	2,797	397,454

		1,128,208

Containers & Packaging (0.5%)
Amcor plc	61,894	769,342
AptarGroup, Inc.	2,701	278,770
Ardagh Metal Packaging SA	4,140	25,254
Avery Dennison Corp.	1,293	209,298
Ball Corp.	7,794	535,993
Berry Global Group, Inc.*	2,782	152,008
Crown Holdings, Inc.	579	53,366
Graphic Packaging Holding Co.	2,889	59,225
International Paper Co.	15,271	638,786
Packaging Corp. of America	3,813	524,288
Silgan Holdings, Inc.	3,469	143,443
Sonoco Products Co.	4,015	229,016
Westrock Co.	10,457	416,607

		4,035,396

Metals & Mining (1.0%)
Alcoa Corp.	7,603	346,545
Cleveland-Cliffs, Inc.*	21,386	328,703
Freeport-McMoRan, Inc.	59,684	1,746,354
Newmont Corp.	32,803	1,957,355
Nucor Corp.	10,972	1,145,586
Reliance Steel & Aluminum Co.	2,543	431,954
Royal Gold, Inc.	2,528	269,940
Southern Copper Corp.	1,205	60,021
SSR Mining, Inc.	8,746	146,058
Steel Dynamics, Inc.	7,382	488,319
United States Steel Corp.	10,654	190,813

		7,111,648

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	3,033	158,960

Total Materials		30,918,178

Real Estate (5.1%)
Equity Real Estate Investment Trusts (REITs) (4.9%)
Alexandria Real Estate Equities, Inc. (REIT)	6,685	969,526
American Campus Communities, Inc. (REIT)	5,714	368,382
American Homes 4 Rent (REIT), Class A	12,514	443,496
American Tower Corp. (REIT)	4,465	1,141,209
Americold Realty Trust, Inc. (REIT)	11,089	333,114
Apartment Income REIT Corp. (REIT)	5,947	247,395
AvalonBay Communities, Inc. (REIT)	5,764	1,119,657

See Notes to Financial Statements.

1060

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Boston Properties, Inc. (REIT)	6,466	$575,345
Brixmor Property Group, Inc. (REIT)	12,306	248,704
Camden Property Trust (REIT)	3,918	526,893
Cousins Properties, Inc. (REIT)	6,121	178,917
CubeSmart (REIT)	9,222	393,964
Digital Realty Trust, Inc. (REIT)	11,722	1,521,867
Douglas Emmett, Inc. (REIT)	6,973	156,056
Duke Realty Corp. (REIT)	15,826	869,639
EastGroup Properties, Inc. (REIT)	1,697	261,898
EPR Properties (REIT)	3,054	143,324
Equinix, Inc. (REIT)	923	606,429
Equity LifeStyle Properties, Inc. (REIT)	2,836	199,853
Equity Residential (REIT)	15,282	1,103,666
Essex Property Trust, Inc. (REIT)	2,682	701,370
Extra Space Storage, Inc. (REIT)	4,817	819,468
Federal Realty OP LP (REIT)	3,251	311,251
First Industrial Realty Trust, Inc. (REIT)	5,435	258,054
Gaming and Leisure Properties, Inc. (REIT)	9,761	447,639
Healthcare Trust of America, Inc. (REIT), Class A	9,432	263,247
Healthpeak Properties, Inc. (REIT)	22,250	576,498
Highwoods Properties, Inc. (REIT)	4,286	146,538
Host Hotels & Resorts, Inc. (REIT)	29,209	457,997
Hudson Pacific Properties, Inc. (REIT)	5,795	85,998
Invitation Homes, Inc. (REIT)	25,182	895,976
Iron Mountain, Inc. (REIT)	2,990	145,583
JBG SMITH Properties (REIT)	4,760	112,526
Kilroy Realty Corp. (REIT)	4,795	250,922
Kimco Realty Corp. (REIT)	24,921	492,688
Lamar Advertising Co. (REIT), Class A	428	37,651
Life Storage, Inc. (REIT)	3,471	387,572
Medical Properties Trust, Inc. (REIT)	24,503	374,161
Mid-America Apartment Communities, Inc. (REIT)	4,737	827,412
National Retail Properties, Inc. (REIT)	7,238	311,234
National Storage Affiliates Trust (REIT)	3,502	175,345
Omega Healthcare Investors, Inc. (REIT)(x)	9,696	273,330
Park Hotels & Resorts, Inc. (REIT)	9,544	129,512
Prologis, Inc. (REIT)	30,505	3,588,913
Public Storage (REIT)	1,329	415,538
Rayonier, Inc. (REIT)	6,011	224,691
Realty Income Corp. (REIT)	24,846	1,695,988
Regency Centers Corp. (REIT)	7,070	419,322
Rexford Industrial Realty, Inc. (REIT)	6,815	392,476
SBA Communications Corp. (REIT)	3,398	1,087,530
Simon Property Group, Inc. (REIT)	6,933	658,080
SL Green Realty Corp. (REIT)(x)	2,595	119,759
Spirit Realty Capital, Inc. (REIT)	5,521	208,583
STORE Capital Corp. (REIT)	10,482	273,371
Sun Communities, Inc. (REIT)	4,950	788,832
UDR, Inc. (REIT)	13,091	602,710
Ventas, Inc. (REIT)	16,475	847,309
VICI Properties, Inc. (REIT)	39,698	1,182,603
Vornado Realty Trust (REIT)	7,279	208,107
Welltower, Inc. (REIT)	18,757	1,544,639
Weyerhaeuser Co. (REIT)	30,722	1,017,513
WP Carey, Inc. (REIT)	7,800	646,308

		35,813,578

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	6,970	513,062
Howard Hughes Corp. (The)*	1,589	108,131
Jones Lang LaSalle, Inc.*	2,039	356,540
Opendoor Technologies, Inc. (x)*	13,771	64,861
WeWork, Inc. (x)*	5,362	26,917
Zillow Group, Inc., Class A*	2,255	71,732
Zillow Group, Inc., Class C (x)*	6,350	201,612

		1,342,855

Total Real Estate		37,156,433

Utilities (5.9%)
Electric Utilities (3.7%)
Alliant Energy Corp.	10,343	606,203
American Electric Power Co., Inc.	21,231	2,036,902
Avangrid, Inc.	2,924	134,855
Constellation Energy Corp.	13,477	771,693
Duke Energy Corp.	31,802	3,409,493
Edison International	15,517	981,295
Entergy Corp.	8,378	943,698
Evergy, Inc.	9,173	598,538
Eversource Energy	14,222	1,201,332
Exelon Corp.	40,448	1,833,103
FirstEnergy Corp.	22,410	860,320
Hawaiian Electric Industries, Inc.	4,488	183,559
IDACORP, Inc.	2,076	219,890
NextEra Energy, Inc.	81,096	6,281,696
NRG Energy, Inc.	9,736	371,623
OGE Energy Corp.	8,239	317,696
PG&E Corp.*	64,013	638,850
Pinnacle West Capital Corp.	4,658	340,593
PPL Corp.	30,414	825,132
Southern Co. (The)	43,834	3,125,803
Xcel Energy, Inc.	22,508	1,592,666

		27,274,940

Gas Utilities (0.2%)
Atmos Energy Corp.	5,694	638,297
National Fuel Gas Co.	3,323	219,484
UGI Corp.	8,637	333,475

		1,191,256

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	22,574	474,280
Brookfield Renewable Corp.	5,268	187,593
Vistra Corp.	7,440	170,004

		831,877

Multi-Utilities (1.7%)
Ameren Corp.	10,622	959,804
CenterPoint Energy, Inc.	26,002	769,139
CMS Energy Corp.	11,948	806,490
Consolidated Edison, Inc.	14,647	1,392,930
Dominion Energy, Inc.	33,495	2,673,236
DTE Energy Co.	7,961	1,009,057
NiSource, Inc.	16,754	494,076
Public Service Enterprise Group, Inc.	20,550	1,300,404
Sempra Energy	12,990	1,952,007
WEC Energy Group, Inc.	13,024	1,310,735

		12,667,878

See Notes to Financial Statements.

1061

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EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Water Utilities (0.2%)
American Water Works Co., Inc.	7,509	$1,117,114
Essential Utilities, Inc.	9,548	437,776

		1,554,890

Total Utilities		43,520,841

Total Common Stocks (99.3%) (Cost $551,380,083)		730,532,211

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.6%)
Deutsche Bank Securities, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $3,800,963, collateralized by various U.S. Government Agency Securities, ranging from 2.000%-4.000%, maturing 1/1/45-4/1/52; total market value $3,876,820. (xx)	$3,800,804	3,800,804
National Bank of Canada, 1.70%, dated 6/30/22, due 7/7/22, repurchase price $800,264, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 11/3/22-2/15/51; total market value $882,246. (xx)	800,000	800,000

Total Repurchase Agreements		4,600,804

Total Short-Term Investments (0.6%) (Cost $4,600,804)		4,600,804

Total Investments in Securities (99.9%) (Cost $555,980,887)		735,133,015
Other Assets Less Liabilities (0.1%)		645,581

Net Assets (100%)		$735,778,596

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $5,047,245. This was collateralized by $575,658 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 7/14/22 - 5/15/52 and by cash of $4,749,960 of which $4,600,804 was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2022, were as follows:

Security Description	Shares at June 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Diversified Financial Services
Equitable Holdings, Inc.	15,799	471,848	55,944	(19,415)	3,933	(100,430)	411,880	5,389	—

Futures contracts outstanding as of June 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	18	9/2022	USD	3,410,550	(302,782)
S&P Midcap 400 E-Mini Index	4	9/2022	USD	907,200	(102,215)

					(404,997)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$63,983,885	$—	$—	$63,983,885
Consumer Discretionary	41,999,202	—	—	41,999,202
Consumer Staples	53,233,747	—	—	53,233,747
Energy	52,881,603	—	—	52,881,603
Financials	142,609,707	—	—	142,609,707
Health Care	125,902,005	—	—	125,902,005
Industrials	72,331,195	—	—	72,331,195
Information Technology	65,995,415	—	—	65,995,415
Materials	30,918,178	—	—	30,918,178
Real Estate	37,156,433	—	—	37,156,433
Utilities	43,520,841	—	—	43,520,841
Short-Term Investments
Repurchase Agreements	—	4,600,804	—	4,600,804

Total Assets	$730,532,211	$4,600,804	$—	$735,133,015

Liabilities:
Futures	$(404,997)	$—	$—	$(404,997)

Total Liabilities	$(404,997)	$—	$—	$(404,997)

Total	$730,127,214	$4,600,804	$—	$734,728,018

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(404,997	)*

Total		$(404,997)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(1,086,265)	$(1,086,265)

Total	$(1,086,265)	$(1,086,265)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(504,252)	$(504,252)

Total	$(504,252)	$(504,252)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The Portfolio held futures contracts with an average notional balance of approximately $7,601,000 during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$113,694,935
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$93,744,913

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$225,726,672
Aggregate gross unrealized depreciation	(47,990,572)

Net unrealized appreciation	$177,736,100

Federal income tax cost of investments in securities and derivative instruments, if applicable	$556,991,918

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $341,102)	$411,880
Unaffiliated Issuers (Cost $551,038,981)	730,120,331
Repurchase Agreements (Cost $4,600,804)	4,600,804
Cash	4,532,607
Dividends, interest and other receivables	886,118
Receivable for Portfolio shares sold	235,859
Due from broker for futures variation margin	229,854
Securities lending income receivable	2,900
Other assets	8,831

Total assets	741,029,184

LIABILITIES
Payable for return of collateral on securities loaned	4,600,804
Investment management fees payable	219,007
Payable for Portfolio shares redeemed	203,879
Distribution fees payable – Class IB	141,225
Administrative fees payable	57,777
Distribution fees payable – Class IA	15,174
Trustees’ fees payable	953
Accrued expenses	11,769

Total liabilities	5,250,588

NET ASSETS	$735,778,596

Net assets were comprised of:
Paid in capital	$536,318,552
Total distributable earnings (loss)	199,460,044

Net assets	$735,778,596

Class IA
Net asset value, offering and redemption price per share, $71,160,254 / 7,696,285 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.25

Class IB
Net asset value, offering and redemption price per share, $664,456,648 / 72,156,046 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.21

Class K
Net asset value, offering and redemption price per share, $161,694 / 17,545 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.22

(x)	Includes value of securities on loan of $5,047,245.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends ($5,389 of dividend income received from affiliates) (net of $2,728 foreign withholding tax)	$8,569,365
Interest	9,343
Securities lending (net)	11,774

Total income	8,590,482

EXPENSES
Investment management fees	1,394,517
Distribution fees – Class IB	897,692
Administrative fees	364,642
Distribution fees – Class IA	98,172
Professional fees	35,900
Custodian fees	25,934
Printing and mailing expenses	20,250
Trustees’ fees	12,140
Miscellaneous	50,700

Total expenses	2,899,947

NET INVESTMENT INCOME (LOSS)	5,690,535

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($3,933 realized gain (loss) from affiliates)	13,347,352
Futures contracts	(1,086,265)

Net realized gain (loss)	12,261,087

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(100,430) of change in unrealized appreciation (depreciation) from affiliates)	(128,627,458)
Futures contracts	(504,252)

Net change in unrealized appreciation (depreciation)	(129,131,710)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(116,870,623)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(111,180,088)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,690,535	$9,559,001
Net realized gain (loss)	12,261,087	44,517,208
Net change in unrealized appreciation (depreciation)	(129,131,710)	112,055,108

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(111,180,088)	166,131,317

Distributions to shareholders:
Class IA	—	(5,078,686)
Class IB	—	(46,550,558)
Class K	—	(11,879)

Total distributions to shareholders	—	(51,641,123)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 550,401 and 1,297,993 shares, respectively ]	5,638,016	13,543,480
Capital shares issued in reinvestment of dividends and distributions [ 0 and 486,855 shares, respectively ]	—	5,078,686
Capital shares repurchased [ (583,665) and (1,757,882) shares, respectively ]	(5,939,138)	(18,035,846)

Total Class IA transactions	(301,122)	586,320

Class IB
Capital shares sold [ 6,198,932 and 7,622,304 shares, respectively ]	62,950,666	78,967,461
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,480,551 shares, respectively ]	—	46,550,558
Capital shares repurchased [ (4,908,799) and (9,508,106) shares, respectively ]	(49,647,700)	(99,011,514)

Total Class IB transactions	13,302,966	26,506,505

Class K
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,144 shares, respectively ]	—	11,879

Total Class K transactions	—	11,879

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	13,001,844	27,104,704

TOTAL INCREASE (DECREASE) IN NET ASSETS	(98,178,244)	141,594,898
NET ASSETS:
Beginning of period	833,956,840	692,361,942

End of period	$735,778,596	$833,956,840

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IA			2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.65		$9.14	$9.20	$7.90	$9.26	$8.63

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.13	0.16	0.19	0.17	0.16
Net realized and unrealized gain (loss)	(1.47)		2.08	0.04	1.83	(0.96)	0.95

Total from investment operations	(1.40)		2.21	0.20	2.02	(0.79)	1.11

Less distributions:
Dividends from net investment income	—		(0.14)	(0.16)	(0.21)	(0.18)	(0.17)
Distributions from net realized gains	—		(0.56)	(0.10)	(0.51)	(0.39)	(0.31)

Total dividends and distributions	—		(0.70)	(0.26)	(0.72)	(0.57)	(0.48)

Net asset value, end of period	$9.25		$10.65	$9.14	$9.20	$7.90	$9.26

Total return (b)	(13.15)%		24.35%	2.22%	25.64%	(8.90)%	12.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$71,160		$82,299	$70,420	$74,512	$55,404	$65,263
Ratio of expenses to average net assets:
After waivers (a)(f)	0.73%		0.73%	0.74%	0.73%	0.74%	0.73%
Before waivers (a)(f)	0.73%		0.73%	0.75%	0.74%	0.74%	0.73%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.43%		1.22%	1.91%	2.13%	1.89%	1.78%
Before waivers (a)(f)	1.43%		1.22%	1.91%	2.12%	1.89%	1.78%
Portfolio turnover rate^	12	%(z)	16%	18%	16%	16%	13%

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.60		$9.11	$9.17	$7.88	$9.23	$8.60

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.13	0.16	0.19	0.17	0.16
Net realized and unrealized gain (loss)	(1.46)		2.06	0.04	1.82	(0.95)	0.95

Total from investment operations	(1.39)		2.19	0.20	2.01	(0.78)	1.11

Less distributions:
Dividends from net investment income	—		(0.14)	(0.16)	(0.21)	(0.18)	(0.17)
Distributions from net realized gains	—		(0.56)	(0.10)	(0.51)	(0.39)	(0.31)

Total dividends and distributions	—		(0.70)	(0.26)	(0.72)	(0.57)	(0.48)

Net asset value, end of period	$9.21		$10.60	$9.11	$9.17	$7.88	$9.23

Total return (b)	(13.11)%		24.20%	2.23%	25.59%	(8.82)%	12.96%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$664,457		$751,472	$621,793	$625,230	$520,013	$611,171
Ratio of expenses to average net assets:
After waivers (a)(f)	0.73%		0.73%	0.74%	0.73%	0.74%	0.73%
Before waivers (a)(f)	0.73%		0.73%	0.75%	0.74%	0.74%	0.73%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.43%		1.21%	1.91%	2.12%	1.89%	1.78%
Before waivers (a)(f)	1.43%		1.21%	1.91%	2.12%	1.89%	1.78%
Portfolio turnover rate^	12	%(z)	16%	18%	16%	16%	13%

See Notes to Financial Statements.

1067

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021	2020	2019	2018	2017
Net asset value, beginning of period	$10.60		$9.10	$9.16	$7.87	$9.22	$8.59

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.15	0.18	0.21	0.20	0.18
Net realized and unrealized gain (loss)	(1.46)		2.07	0.04	1.82	(0.96)	0.95

Total from investment operations	(1.38)		2.22	0.22	2.03	(0.76)	1.13

Less distributions:
Dividends from net investment income	—		(0.16)	(0.18)	(0.23)	(0.20)	(0.19)
Distributions from net realized gains	—		(0.56)	(0.10)	(0.51)	(0.39)	(0.31)

Total dividends and distributions	—		(0.72)	(0.28)	(0.74)	(0.59)	(0.50)

Net asset value, end of period	$9.22		$10.60	$9.10	$9.16	$7.87	$9.22

Total return (b)	(13.02)%		24.61%	2.46%	25.91%	(8.59)%	13.24%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$162		$186	$149	$146	$116	$127
Ratio of expenses to average net assets:
After waivers (a)(f)	0.48%		0.48%	0.49%	0.48%	0.49%	0.48%
Before waivers (a)(f)	0.48%		0.48%	0.50%	0.49%	0.49%	0.48%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.68%		1.47%	2.16%	2.37%	2.15%	2.03%
Before waivers (a)(f)	1.68%		1.47%	2.16%	2.37%	2.15%	2.03%
Portfolio turnover rate^	12	%(z)	16%	18%	16%	16%	13%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1068

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Financials	15.7%
Health Care	13.8
Information Technology	9.8
Exchange Traded Funds	8.9
Industrials	8.7
Consumer Staples	6.1
Communication Services	6.0
Consumer Discretionary	5.1
Energy	5.0
Utilities	4.6
Materials	3.7
Real Estate	3.4
Investment Companies	3.0
Repurchase Agreements	1.6
Cash and Other	4.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IA
Actual	$1,000.00	$845.70	$3.85
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.62	4.22
Class IB
Actual	1,000.00	846.20	3.85
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.62	4.21
Class K
Actual	1,000.00	846.80	2.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.86	2.96

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.84%, 0.84% and 0.59%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1069

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.0%)
Diversified Telecommunication Services (1.2%)
AT&T, Inc.#	828,633	$17,368,148
Frontier Communications Parent, Inc.*	27,507	647,515
Lumen Technologies, Inc. (x)	115,388	1,258,883
Verizon Communications, Inc.	552,323	28,030,392

		47,304,938

Entertainment (1.0%)
Activision Blizzard, Inc.	97,071	7,557,948
AMC Entertainment Holdings, Inc., Class A (x)*	58,045	786,510
Electronic Arts, Inc.	29,538	3,593,298
Liberty Media Corp.-Liberty Formula One, Class A*	2,096	121,505
Liberty Media Corp.-Liberty Formula One, Class C*	20,014	1,270,289
Live Nation Entertainment, Inc.*	8,651	714,400
Madison Square Garden Sports Corp.*	1,060	160,060
Netflix, Inc.*	27,024	4,725,687
Playtika Holding Corp.*	998	13,213
Roku, Inc.*	9,645	792,240
Take-Two Interactive Software, Inc.*	3,061	375,003
Walt Disney Co. (The)*	191,156	18,045,126
Warner Bros Discovery, Inc.*	70,497	946,071

		39,101,350

Interactive Media & Services (2.0%)
Alphabet, Inc., Class A*	4,396	9,580,027
Alphabet, Inc., Class C*	11,871	25,967,219
IAC/InterActiveCorp*	8,737	663,750
Match Group, Inc.*	2,016	140,495
Meta Platforms, Inc., Class A*	235,382	37,955,347
Pinterest, Inc., Class A*	50,887	924,108
TripAdvisor, Inc.*	10,541	187,630
Twitter, Inc.*	6,202	231,893

		75,650,469

Media (1.4%)
Altice USA, Inc., Class A*	23,496	217,338
Cable One, Inc.	258	332,645
Charter Communications, Inc., Class A*	14,358	6,727,154
Comcast Corp., Class A	874,948	34,332,959
DISH Network Corp., Class A*	28,140	504,550
Fox Corp., Class A	34,849	1,120,744
Fox Corp., Class B	16,290	483,813
Interpublic Group of Cos., Inc. (The)	44,162	1,215,780
Liberty Broadband Corp., Class A*	1,252	142,165
Liberty Broadband Corp., Class C*	7,749	896,094
Liberty Media Corp.-Liberty SiriusXM, Class A*	6,086	219,339
Liberty Media Corp.-Liberty SiriusXM, Class C*	12,549	452,392
New York Times Co. (The), Class A	18,468	515,257
News Corp., Class A	43,346	675,330
News Corp., Class B	13,565	215,548
Nexstar Media Group, Inc., Class A	3,967	646,145
Omnicom Group, Inc.	22,855	1,453,807
Paramount Global, Class A (x)	1,030	28,078
Paramount Global, Class B	64,779	1,598,745
Sirius XM Holdings, Inc. (x)	79,666	488,353

		52,266,236

Wireless Telecommunication Services (0.4%)
T-Mobile US, Inc.*	103,013	13,859,369

Total Communication Services		228,182,362

Consumer Discretionary (5.1%)
Auto Components (0.3%)
Aptiv plc*	22,749	2,026,253
BorgWarner, Inc.	26,819	894,950
Cie Generale des Etablissements Michelin SCA (ADR) (x)	538,667	7,298,938
Gentex Corp.	26,388	738,072
Goodyear Tire & Rubber Co. (The)*	38,735	414,852
Lear Corp.	6,683	841,323
QuantumScape Corp. (x)*	27,508	236,294

		12,450,682

Automobiles (0.5%)
Ford Motor Co.	660,100	7,346,913
General Motors Co.*	163,497	5,192,665
Harley-Davidson, Inc.	15,108	478,319
Lucid Group, Inc. (x)*	3,642	62,497
Rivian Automotive, Inc., Class A (x)*	20,015	515,186
Tesla, Inc.*	6,995	4,710,573
Thor Industries, Inc.	5,943	444,120

		18,750,273

Distributors (0.1%)
Genuine Parts Co.	14,333	1,906,289
LKQ Corp.	29,724	1,459,151

		3,365,440

Diversified Consumer Services (0.1%)
ADT, Inc.	23,472	144,353
Bright Horizons Family Solutions, Inc.*	4,765	402,738
Grand Canyon Education, Inc.*	3,572	336,447
H&R Block, Inc.	3,213	113,483
Mister Car Wash, Inc. (x)*	2,454	26,700
Service Corp. International	17,337	1,198,333
Terminix Global Holdings, Inc.*	13,648	554,791

		2,776,845

Hotels, Restaurants & Leisure (1.0%)
Aramark	26,037	797,513
Boyd Gaming Corp.	9,003	447,899
Caesars Entertainment, Inc.*	7,235	277,101
Carnival Corp. (x)*	97,462	843,046
Darden Restaurants, Inc.	3,778	427,367
Domino’s Pizza, Inc.	1,085	422,835
Expedia Group, Inc.*	7,888	748,019
Hilton Worldwide Holdings, Inc.	8,532	950,806
Hyatt Hotels Corp., Class A*	5,667	418,848
Las Vegas Sands Corp.*	23,297	782,546
Marriott International, Inc., Class A	24,294	3,304,227
Marriott Vacations Worldwide Corp.	4,575	531,615
McDonald’s Corp.	62,906	15,530,233
MGM Resorts International	39,972	1,157,190

See Notes to Financial Statements.

1070

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Norwegian Cruise Line Holdings Ltd. (x)*	43,496	$483,676
Penn National Gaming, Inc.*	18,656	567,516
Planet Fitness, Inc., Class A*	2,493	169,549
Royal Caribbean Cruises Ltd.*	24,742	863,743
Six Flags Entertainment Corp.*	4,332	94,005
Starbucks Corp.	82,521	6,303,779
Travel + Leisure Co.	2,645	102,679
Vail Resorts, Inc.	244	53,204
Wyndham Hotels & Resorts, Inc.	3,111	204,455
Wynn Resorts Ltd.*	10,428	594,188
Yum! Brands, Inc.	28,467	3,231,289

		39,307,328

Household Durables (0.9%)
DR Horton, Inc.	17,268	1,142,969
Garmin Ltd.	17,317	1,701,395
Leggett & Platt, Inc.	14,943	516,729
Lennar Corp., Class A	163,440	11,533,961
Lennar Corp., Class B	1,683	98,809
Mohawk Industries, Inc.*	5,907	732,999
Newell Brands, Inc.	42,399	807,277
NVR, Inc.*	94	376,389
PulteGroup, Inc.	86,919	3,444,600
Sony Group Corp. (ADR)	121,262	9,915,594
Tempur Sealy International, Inc.	19,240	411,159
Toll Brothers, Inc.	5,949	265,325
TopBuild Corp.*	573	95,783
Whirlpool Corp.	11,399	1,765,363

		32,808,352

Internet & Direct Marketing Retail (0.4%)
Amazon.com, Inc.*	79,646	8,459,202
DoorDash, Inc., Class A*	3,228	207,141
eBay, Inc.	141,641	5,902,180
Wayfair, Inc., Class A (x)*	3,158	137,562

		14,706,085

Leisure Products (0.1%)
Brunswick Corp.	7,082	463,021
Hasbro, Inc.	14,757	1,208,303
Mattel, Inc.*	20,451	456,671
Peloton Interactive, Inc., Class A*	33,452	307,090
Polaris, Inc.	1,643	163,117

		2,598,202

Multiline Retail (0.3%)
Dollar Tree, Inc.*	16,471	2,567,005
Kohl’s Corp.	14,372	512,937
Macy’s, Inc.	31,964	585,581
Nordstrom, Inc.	1,822	38,499
Ollie’s Bargain Outlet Holdings, Inc.*	6,651	390,746
Target Corp.	64,336	9,086,173

		13,180,941

Specialty Retail (1.2%)
Advance Auto Parts, Inc.	6,317	1,093,410
AutoNation, Inc.*	20,144	2,251,293
AutoZone, Inc.*	3,201	6,879,333
Bath & Body Works, Inc.	49,210	1,324,733
Best Buy Co., Inc.	15,512	1,011,227
Burlington Stores, Inc.*	466	63,483
CarMax, Inc.*	15,927	1,441,075
Dick’s Sporting Goods, Inc. (x)	6,234	469,857
GameStop Corp., Class A (x)*	7,538	921,897
Gap, Inc. (The) (x)	22,212	183,027
Home Depot, Inc. (The)	48,798	13,383,828
Leslie’s, Inc. (x)*	1,957	29,707
Lithia Motors, Inc., Class A	3,201	879,667
Lowe’s Cos., Inc.	43,487	7,595,874
O’Reilly Automotive, Inc.*	6,898	4,357,881
Penske Automotive Group, Inc.	3,083	322,759
Petco Health & Wellness Co., Inc. (x)*	9,037	133,205
RH*	1,223	259,594
Ross Stores, Inc.	22,338	1,568,798
Victoria’s Secret & Co.*	2,647	74,037
Williams-Sonoma, Inc.	6,298	698,763

		44,943,448

Textiles, Apparel & Luxury Goods (0.2%)
Capri Holdings Ltd.*	16,164	662,886
Carter’s, Inc.	4,423	311,733
Columbia Sportswear Co.	4,095	293,120
Deckers Outdoor Corp.*	355	90,649
Hanesbrands, Inc.	150,498	1,548,624
PVH Corp.	7,543	429,197
Ralph Lauren Corp.	5,129	459,815
Skechers USA, Inc., Class A*	12,756	453,859
Tapestry, Inc.	103,258	3,151,434
Under Armour, Inc., Class A*	21,161	176,271
Under Armour, Inc., Class C*	24,495	185,672
VF Corp.	39,267	1,734,423

		9,497,683

Total Consumer Discretionary		194,385,279

Consumer Staples (6.1%)
Beverages (1.6%)
Boston Beer Co., Inc. (The), Class A*	54	16,360
Brown-Forman Corp., Class A	2,105	142,382
Brown-Forman Corp., Class B	8,494	595,939
Coca-Cola Co. (The)	354,722	22,315,561
Constellation Brands, Inc., Class A	50,146	11,687,027
Diageo plc	128,549	5,545,836
Keurig Dr Pepper, Inc.	96,356	3,410,039
Molson Coors Beverage Co., Class B	60,517	3,298,782
Monster Beverage Corp.*	3,133	290,429
PepsiCo, Inc.	70,674	11,778,529

		59,080,884

Food & Staples Retailing (1.1%)
Albertsons Cos., Inc., Class A	18,036	481,922
BJ’s Wholesale Club Holdings, Inc.*	5,553	346,063
Casey’s General Stores, Inc.	4,163	770,072
Grocery Outlet Holding Corp.*	9,174	391,087
Kroger Co. (The)	127,416	6,030,599
Performance Food Group Co.*	11,802	542,656
US Foods Holding Corp.*	24,998	766,939
Walgreens Boots Alliance, Inc.	114,830	4,352,057
Walmart, Inc.#	233,190	28,351,240

		42,032,635

See Notes to Financial Statements.

1071

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Food Products (1.4%)
Archer-Daniels-Midland Co.	79,300	$6,153,680
Bunge Ltd.	15,738	1,427,279
Campbell Soup Co.	21,774	1,046,241
Conagra Brands, Inc.	52,877	1,810,509
Darling Ingredients, Inc.*	16,730	1,000,454
Flowers Foods, Inc.	21,050	554,036
Freshpet, Inc.*	2,251	116,804
General Mills, Inc.	67,698	5,107,814
Hershey Co. (The)	2,181	469,264
Hormel Foods Corp.	32,204	1,525,182
Ingredion, Inc.	7,440	655,910
J M Smucker Co. (The)	11,785	1,508,598
Kellogg Co.	12,816	914,294
Kraft Heinz Co. (The)	78,524	2,994,905
McCormick & Co., Inc. (Non-Voting)	28,160	2,344,320
Mondelez International, Inc., Class A	155,359	9,646,240
Nestle SA (Registered)	49,267	5,780,062
Pilgrim’s Pride Corp.*	2,545	79,480
Post Holdings, Inc.*	6,244	514,194
Seaboard Corp.	28	108,712
Tyson Foods, Inc., Class A	117,770	10,135,286

		53,893,264

Household Products (1.3%)
Church & Dwight Co., Inc.	14,921	1,382,580
Clorox Co. (The)	2,367	333,700
Colgate-Palmolive Co.	66,591	5,336,603
Kimberly-Clark Corp.	41,312	5,583,317
Procter & Gamble Co. (The)	236,233	33,967,943
Reckitt Benckiser Group plc	30,045	2,256,710
Reynolds Consumer Products, Inc.	6,099	166,320
Spectrum Brands Holdings, Inc.	4,475	367,039

		49,394,212

Personal Products (0.0%)†
Coty, Inc., Class A*	38,939	311,902

Tobacco (0.7%)
Altria Group, Inc.	203,655	8,506,669
Philip Morris International, Inc.	174,243	17,204,754

		25,711,423

Total Consumer Staples		230,424,320

Energy (5.0%)
Energy Equipment & Services (0.4%)
Baker Hughes Co.	278,066	8,027,765
Halliburton Co.	55,215	1,731,542
NOV, Inc.	43,959	743,347
Schlumberger NV	158,808	5,678,974

		16,181,628

Oil, Gas & Consumable Fuels (4.6%)
Antero Midstream Corp.	37,762	341,746
Antero Resources Corp.*	11,522	353,149
APA Corp.	37,856	1,321,174
Cameco Corp.	44,364	932,531
Cheniere Energy, Inc.	12,092	1,608,599
Chesapeake Energy Corp. (x)	14,324	1,161,676
Chevron Corp.	220,980	31,993,484
ConocoPhillips	213,283	19,154,946
Continental Resources, Inc.	1,000	65,350
Coterra Energy, Inc.	441,261	11,380,121
Devon Energy Corp.	37,770	2,081,505
Diamondback Energy, Inc.	8,534	1,033,894
DT Midstream, Inc.	10,884	533,534
EOG Resources, Inc.	80,908	8,935,480
EQT Corp.	41,394	1,423,954
Exxon Mobil Corp.	474,047	40,597,385
Hess Corp.	6,865	727,278
HF Sinclair Corp.	16,849	760,901
Kinder Morgan, Inc.	223,285	3,742,257
Marathon Oil Corp.	79,245	1,781,428
Marathon Petroleum Corp.	60,720	4,991,791
Occidental Petroleum Corp.	16,003	942,257
ONEOK, Inc.	44,296	2,458,428
Ovintiv, Inc.	8,358	369,340
PDC Energy, Inc.	4,930	303,737
Phillips 66	130,354	10,687,724
Pioneer Natural Resources Co.	35,925	8,014,149
Range Resources Corp.*	10,041	248,515
Southwestern Energy Co.*	116,118	725,738
Valero Energy Corp.	90,037	9,569,132
Williams Cos., Inc. (The)	136,850	4,271,089

		172,512,292

Total Energy		188,693,920

Financials (15.7%)
Banks (5.5%)
Bank of America Corp.	1,014,423	31,578,988
Bank of Hawaii Corp.	4,441	330,411
Bank OZK	13,161	493,932
BOK Financial Corp.	3,301	249,490
Citigroup, Inc.	374,462	17,221,507
Citizens Financial Group, Inc.	54,849	1,957,561
Comerica, Inc.	14,672	1,076,631
Commerce Bancshares, Inc.	95,989	6,301,678
Cullen/Frost Bankers, Inc.	68,004	7,919,066
East West Bancorp, Inc.	15,883	1,029,219
Fifth Third Bancorp	76,539	2,571,710
First Citizens BancShares, Inc., Class A	2,098	1,371,631
First Hawaiian, Inc.	14,345	325,775
First Horizon Corp.	59,435	1,299,249
First Republic Bank	20,083	2,895,969
FNB Corp.	39,191	425,614
Huntington Bancshares, Inc.	161,212	1,939,380
JPMorgan Chase & Co.	443,688	49,963,706
KeyCorp	104,375	1,798,381
M&T Bank Corp.	20,074	3,199,595
Mitsubishi UFJ Financial Group, Inc. (ADR) (x)	850,932	4,543,977
PacWest Bancorp	13,052	347,966
Pinnacle Financial Partners, Inc.	8,417	608,633
PNC Financial Services Group, Inc. (The)	128,698	20,304,684
Popular, Inc.	8,417	647,520
Prosperity Bancshares, Inc.	9,938	678,467
Regions Financial Corp.	104,997	1,968,694
Signature Bank	6,604	1,183,503
SVB Financial Group*	2,387	942,841
Synovus Financial Corp.	16,169	582,893
Truist Financial Corp.	199,649	9,469,352
Umpqua Holdings Corp.	24,265	406,924

See Notes to Financial Statements.

1072

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
US Bancorp	175,202	$8,062,796
Webster Financial Corp.	20,034	844,433
Wells Fargo & Co.	588,214	23,040,342
Western Alliance Bancorp	4,607	325,254
Wintrust Financial Corp.	6,729	539,329
Zions Bancorp NA	16,727	851,404

		209,298,505

Capital Markets (3.9%)
Affiliated Managers Group, Inc.	4,310	502,546
Ameriprise Financial, Inc.	51,371	12,209,859
Bank of New York Mellon Corp. (The)	112,717	4,701,426
BlackRock, Inc.	25,691	15,646,847
Blackstone, Inc.	94,056	8,580,729
Carlyle Group, Inc. (The)	23,253	736,190
Cboe Global Markets, Inc.	11,892	1,346,056
Charles Schwab Corp. (The)	76,055	4,805,155
CME Group, Inc.	40,322	8,253,913
Coinbase Global, Inc., Class A (x)*	17,410	818,618
Evercore, Inc., Class A	4,246	397,468
Franklin Resources, Inc. (x)	32,049	747,062
Goldman Sachs Group, Inc. (The)	61,050	18,133,071
Interactive Brokers Group, Inc., Class A	10,429	573,699
Intercontinental Exchange, Inc.	62,040	5,834,242
Invesco Ltd.	41,938	676,460
Janus Henderson Group plc	15,471	363,723
Jefferies Financial Group, Inc.	23,531	649,926
KKR & Co., Inc.	109,578	5,072,366
Lazard Ltd., Class A	10,593	343,319
LPL Financial Holdings, Inc.	7,569	1,396,329
Moody’s Corp.	10,814	2,941,084
Morgan Stanley	284,089	21,607,809
Morningstar, Inc.	262	63,359
MSCI, Inc.	2,187	901,372
Nasdaq, Inc.	53,404	8,146,246
Northern Trust Corp.	23,090	2,227,723
Raymond James Financial, Inc.	20,113	1,798,303
Robinhood Markets, Inc., Class A (x)*	62,407	512,986
S&P Global, Inc.	38,191	12,872,659
SEI Investments Co.	11,701	632,088
State Street Corp.	41,217	2,541,028
Stifel Financial Corp.	11,603	650,000
T. Rowe Price Group, Inc.	25,141	2,856,269
Tradeweb Markets, Inc., Class A	4,451	303,781
Virtu Financial, Inc., Class A	11,183	261,794

		150,105,505

Consumer Finance (1.0%)
Ally Financial, Inc.	36,252	1,214,805
American Express Co.	106,175	14,717,978
Capital One Financial Corp.	145,796	15,190,485
Credit Acceptance Corp. (x)*	702	332,334
Discover Financial Services	31,529	2,982,013
OneMain Holdings, Inc.	13,207	493,678
SLM Corp.	30,287	482,775
SoFi Technologies, Inc. (x)*	89,290	470,558
Synchrony Financial	108,733	3,003,205
Upstart Holdings, Inc. (x)*	6,668	210,842

		39,098,673

Diversified Financial Services (1.6%)
Apollo Global Management, Inc.	12,279	595,286
Berkshire Hathaway, Inc., Class B*	209,276	57,136,533
Equitable Holdings, Inc.‡	43,010	1,121,271
Voya Financial, Inc.	11,406	678,999

		59,532,089

Insurance (3.6%)
Aflac, Inc.	71,769	3,970,979
Alleghany Corp.*	1,251	1,042,208
Allstate Corp. (The)	51,640	6,544,337
American Financial Group, Inc.	7,557	1,048,987
American International Group, Inc.	106,777	5,459,508
Aon plc, Class A	36,036	9,718,188
Arch Capital Group Ltd.*	27,330	1,243,242
Arthur J Gallagher & Co.	20,710	3,376,558
Assurant, Inc.	5,704	985,936
Assured Guaranty Ltd.	6,914	385,732
Axis Capital Holdings Ltd.	8,738	498,852
Brighthouse Financial, Inc.*	8,420	345,388
Brown & Brown, Inc.	24,536	1,431,430
Chubb Ltd.	91,682	18,022,848
Cincinnati Financial Corp.	97,684	11,622,442
CNA Financial Corp.	3,064	137,574
Erie Indemnity Co., Class A	732	140,683
Everest Re Group Ltd.	9,284	2,602,120
Fidelity National Financial, Inc.	59,182	2,187,367
First American Financial Corp.	11,683	618,264
Globe Life, Inc.	10,164	990,685
Hanover Insurance Group, Inc. (The)	3,975	581,344
Hartford Financial Services Group, Inc. (The)	36,874	2,412,666
Kemper Corp.	7,133	341,671
Lincoln National Corp.	15,264	713,897
Loews Corp.	22,873	1,355,454
Markel Corp.*	1,157	1,496,290
Marsh & McLennan Cos., Inc.	62,394	9,686,669
MetLife, Inc.	158,030	9,922,704
Old Republic International Corp.	31,757	710,087
Primerica, Inc.	4,294	513,949
Principal Financial Group, Inc.	28,090	1,876,131
Progressive Corp. (The)	107,059	12,447,750
Prudential Financial, Inc.	42,160	4,033,869
Reinsurance Group of America, Inc.	7,505	880,261
RenaissanceRe Holdings Ltd.	2,215	346,360
Travelers Cos., Inc. (The)	60,476	10,228,306
Unum Group	22,495	765,280
W R Berkley Corp.	23,124	1,578,444
White Mountains Insurance Group Ltd.	325	404,992
Willis Towers Watson plc	27,687	5,465,137

		138,134,589

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT)	58,659	649,355
Annaly Capital Management, Inc. (REIT)	175,009	1,034,303
New Residential Investment Corp. (REIT)	47,910	446,521
Starwood Property Trust, Inc. (REIT)	32,803	685,255

		2,815,434

See Notes to Financial Statements.

1073

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Thrifts & Mortgage Finance (0.0%)†
MGIC Investment Corp.	34,573	$435,620
New York Community Bancorp, Inc. (x)	51,736	472,350
Rocket Cos., Inc., Class A (x)	5,851	43,064
TFS Financial Corp.	5,625	77,231
UWM Holdings Corp. (x)	958	3,391

		1,031,656

Total Financials		600,016,451

Health Care (13.8%)
Biotechnology (1.3%)
AbbVie, Inc.	35,474	5,433,198
Amgen, Inc.	61,428	14,945,432
Biogen, Inc.*	18,926	3,859,768
BioMarin Pharmaceutical, Inc.*	20,729	1,717,812
Exact Sciences Corp.*	16,081	633,430
Exelixis, Inc.*	4,755	98,999
Gilead Sciences, Inc.	178,481	11,031,911
Horizon Therapeutics plc*	1,766	140,856
Incyte Corp.*	2,767	210,209
Ionis Pharmaceuticals, Inc.*	1,285	47,571
Mirati Therapeutics, Inc.*	4,833	324,439
Moderna, Inc.*	39,096	5,584,864
Natera, Inc.*	688	24,383
Regeneron Pharmaceuticals, Inc.*	9,953	5,883,517
Ultragenyx Pharmaceutical, Inc.*	1,657	98,857
United Therapeutics Corp.*	5,010	1,180,556
Vertex Pharmaceuticals, Inc.*	1,610	453,682

		51,669,484

Health Care Equipment & Supplies (2.8%)
Abbott Laboratories	219,463	23,844,655
Alcon, Inc. (x)	116,917	8,171,329
Align Technology, Inc.*	2,203	521,384
Baxter International, Inc.	47,735	3,066,019
Becton Dickinson and Co.	31,925	7,870,470
Boston Scientific Corp.*	254,504	9,485,364
Cooper Cos., Inc. (The)	5,457	1,708,696
Dentsply Sirona, Inc.	24,066	859,878
Enovis Corp.*	5,686	312,730
Envista Holdings Corp.*	18,279	704,473
Globus Medical, Inc., Class A (x)*	8,237	462,425
Hologic, Inc.*	49,677	3,442,616
ICU Medical, Inc.*	1,844	303,135
Integra LifeSciences Holdings Corp.*	8,133	439,426
Intuitive Surgical, Inc.*	3,179	638,057
Masimo Corp.*	1,323	172,876
Medtronic plc	346,509	31,099,183
QuidelOrtho Corp.*	5,548	539,155
STERIS plc	9,574	1,973,680
Stryker Corp.	18,369	3,654,145
Tandem Diabetes Care, Inc.*	466	27,583
Teleflex, Inc.	5,270	1,295,630
Zimmer Biomet Holdings, Inc.	44,135	4,636,823

		105,229,732

Health Care Providers & Services (2.6%)
Acadia Healthcare Co., Inc.*	10,001	676,368
agilon health, Inc.*	1,387	30,278
Amedisys, Inc.*	3,591	377,486
Cardinal Health, Inc.	52,838	2,761,842
Centene Corp.*	97,837	8,277,989
Chemed Corp.	1,057	496,145
Cigna Corp.	75,124	19,796,676
CVS Health Corp.	159,282	14,759,070
DaVita, Inc.*	7,177	573,873
Elevance Health, Inc.	24,463	11,805,355
Encompass Health Corp.	10,998	616,438
HCA Healthcare, Inc.	27,342	4,595,097
Henry Schein, Inc.*	15,401	1,181,873
Humana, Inc.	4,178	1,955,596
Laboratory Corp. of America Holdings	10,408	2,439,219
McKesson Corp.	30,158	9,837,841
Molina Healthcare, Inc.*	1,456	407,112
Oak Street Health, Inc. (x)*	13,083	215,084
Premier, Inc., Class A	13,222	471,761
Quest Diagnostics, Inc.	27,348	3,636,737
Signify Health, Inc., Class A (x)*	7,532	103,942
Tenet Healthcare Corp.*	11,938	627,461
UnitedHealth Group, Inc.	26,646	13,686,185
Universal Health Services, Inc., Class B	7,291	734,277

		100,063,705

Health Care Technology (0.2%)
Certara, Inc.*	4,621	99,167
Change Healthcare, Inc.*	237,580	5,478,595
Definitive Healthcare Corp. (x)*	1,751	40,150
Doximity, Inc., Class A (x)*	5,751	200,250
Teladoc Health, Inc. (x)*	16,304	541,456

		6,359,618

Life Sciences Tools & Services (2.0%)
10X Genomics, Inc., Class A*	1,062	48,055
Agilent Technologies, Inc.	3,437	408,212
Avantor, Inc.*	4,863	151,239
Azenta, Inc.	8,317	599,656
Bio-Rad Laboratories, Inc., Class A*	2,401	1,188,495
Charles River Laboratories International, Inc.*	379	81,095
Danaher Corp.	143,201	36,304,318
Illumina, Inc.*	17,661	3,255,982
PerkinElmer, Inc.	14,168	2,014,973
QIAGEN NV*	25,477	1,202,514
Repligen Corp.*	1,789	290,534
Syneos Health, Inc.*	9,494	680,530
Thermo Fisher Scientific, Inc.	58,923	32,011,687

		78,237,290

Pharmaceuticals (4.9%)
Bristol-Myers Squibb Co.	239,477	18,439,729
Catalent, Inc.*	13,057	1,400,886
Elanco Animal Health, Inc.*	315,116	6,185,727
Eli Lilly and Co.	17,623	5,713,905
Jazz Pharmaceuticals plc*	6,843	1,067,577
Johnson & Johnson	399,916	70,989,089
Merck & Co., Inc.	287,358	26,198,429
Organon & Co.	28,540	963,225
Perrigo Co. plc	15,083	611,917
Pfizer, Inc.#	906,089	47,506,246

See Notes to Financial Statements.

1074

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Roche Holding AG	3,661	$1,222,143
Roche Holding AG (ADR)	66,796	2,786,061
Royalty Pharma plc, Class A	41,230	1,733,309
Viatris, Inc.	136,111	1,425,082

		186,243,325

Total Health Care		527,803,154

Industrials (8.7%)
Aerospace & Defense (2.2%)
Axon Enterprise, Inc.*	1,715	159,787
Boeing Co. (The)*	42,454	5,804,311
BWX Technologies, Inc.	6,255	344,588
Curtiss-Wright Corp.	4,300	567,858
General Dynamics Corp.	90,973	20,127,776
HEICO Corp.	318	41,696
HEICO Corp., Class A	559	58,908
Hexcel Corp.	9,411	492,289
Howmet Aerospace, Inc.	37,982	1,194,534
Huntington Ingalls Industries, Inc.	3,448	751,043
L3Harris Technologies, Inc.	26,093	6,306,678
Lockheed Martin Corp.	2,836	1,219,367
Mercury Systems, Inc.*	6,286	404,378
Northrop Grumman Corp.	43,680	20,903,938
Raytheon Technologies Corp.	200,352	19,255,831
Spirit AeroSystems Holdings, Inc., Class A	27,881	816,913
Textron, Inc.	24,131	1,473,680
TransDigm Group, Inc.*	3,617	1,941,135
Woodward, Inc.	6,610	611,359

		82,476,069

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	10,303	1,044,415
Expeditors International of Washington, Inc.	12,959	1,262,984
FedEx Corp.	26,989	6,118,676
GXO Logistics, Inc.*	10,570	457,364
United Parcel Service, Inc., Class B	8,927	1,629,535

		10,512,974

Airlines (0.2%)
Alaska Air Group, Inc.*	28,612	1,145,911
American Airlines Group, Inc. (x)*	72,543	919,845
Copa Holdings SA, Class A*	3,471	219,958
JetBlue Airways Corp.*	36,022	301,504
Southwest Airlines Co.*	66,527	2,402,955
United Airlines Holdings, Inc.*	36,638	1,297,718

		6,287,891

Building Products (0.7%)
A O Smith Corp.	10,931	597,707
Allegion plc	2,047	200,401
Armstrong World Industries, Inc.	2,208	165,512
AZEK Co., Inc. (The)*	12,731	213,117
Builders FirstSource, Inc.*	19,309	1,036,893
Carlisle Cos., Inc.	907	216,419
Carrier Global Corp.	95,244	3,396,401
Fortune Brands Home & Security, Inc.	9,606	575,207
Hayward Holdings, Inc.*	7,821	112,544
Johnson Controls International plc	173,800	8,321,544
Lennox International, Inc.	3,636	751,161
Masco Corp.	88,639	4,485,134
Owens Corning	10,883	808,716
Trane Technologies plc	36,766	4,774,801

		25,655,557

Commercial Services & Supplies (0.1%)
Cintas Corp.	659	246,156
Clean Harbors, Inc.*	5,725	501,911
Driven Brands Holdings, Inc.*	5,838	160,778
IAA, Inc.*	2,570	84,219
MSA Safety, Inc.	2,546	308,244
Republic Services, Inc.	21,686	2,838,047
Rollins, Inc.	1,926	67,256
Stericycle, Inc.*	10,294	451,392
Tetra Tech, Inc.	3,525	481,339
Waste Management, Inc.	2,939	449,608

		5,588,950

Construction & Engineering (0.1%)
AECOM	34,228	2,232,350
MasTec, Inc.*	6,680	478,689
MDU Resources Group, Inc.	22,686	612,295
Quanta Services, Inc.	7,257	909,593
Valmont Industries, Inc.	2,032	456,448
WillScot Mobile Mini Holdings Corp.*	11,388	369,199

		5,058,574

Electrical Equipment (0.7%)
Acuity Brands, Inc.	8,744	1,346,926
AMETEK, Inc.	25,886	2,844,613
Eaton Corp. plc	88,358	11,132,224
Emerson Electric Co.	62,400	4,963,296
Hubbell, Inc.	6,014	1,073,980
nVent Electric plc	18,553	581,265
Plug Power, Inc. (x)*	29,343	486,214
Regal Rexnord Corp.	30,096	3,416,498
Rockwell Automation, Inc.	4,246	846,270
Sensata Technologies Holding plc	37,321	1,541,730
Sunrun, Inc.*	23,063	538,752
Vertiv Holdings Co.	28,707	235,972

		29,007,740

Industrial Conglomerates (1.1%)
3M Co.	63,813	8,258,040
General Electric Co.	136,277	8,676,757
Honeywell International, Inc.	151,313	26,299,712

		43,234,509

Machinery (1.9%)
AGCO Corp.	6,051	597,234
Allison Transmission Holdings, Inc.	2,269	87,243
Caterpillar, Inc.	7,736	1,382,887
Crane Holdings Co.	5,283	462,579
Cummins, Inc.	15,834	3,064,354
Donaldson Co., Inc.	11,526	554,862
Dover Corp.	16,162	1,960,774
Esab Corp.	5,693	249,069
Flowserve Corp.	14,623	418,656
Fortive Corp.	40,300	2,191,514
Gates Industrial Corp. plc*	12,433	134,401

See Notes to Financial Statements.

1075

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Graco, Inc.	5,919	$351,648
IDEX Corp.	7,014	1,273,953
Illinois Tool Works, Inc.	33,902	6,178,639
Ingersoll Rand, Inc.	45,633	1,920,237
ITT, Inc.	9,376	630,442
Middleby Corp. (The)*	5,685	712,671
Nordson Corp.	4,984	1,008,961
Oshkosh Corp.	76,098	6,250,690
Otis Worldwide Corp.	58,503	4,134,407
PACCAR, Inc.	105,148	8,657,886
Parker-Hannifin Corp.	48,677	11,976,976
Pentair plc	18,480	845,829
Snap-on, Inc.	5,906	1,163,659
Stanley Black & Decker, Inc.	40,645	4,262,035
Timken Co. (The)	6,999	371,297
Westinghouse Air Brake Technologies Corp.#	20,334	1,669,015
Xylem, Inc.	113,448	8,869,365

		71,381,283

Marine (0.0%)†
Kirby Corp.*	6,704	407,871

Professional Services (0.4%)
CACI International, Inc., Class A*	2,602	733,192
Clarivate plc*	53,810	745,807
CoStar Group, Inc.*	37,833	2,285,491
Dun & Bradstreet Holdings, Inc.*	28,237	424,402
Equifax, Inc.	31,918	5,833,972
FTI Consulting, Inc.*	2,195	396,966
Jacobs Engineering Group, Inc.	14,357	1,825,205
KBR, Inc.	5,480	265,177
Leidos Holdings, Inc.	15,300	1,540,863
ManpowerGroup, Inc.	5,887	449,826
Nielsen Holdings plc	40,230	934,141
Robert Half International, Inc.	1,427	106,868
Science Applications International Corp.	6,251	581,968
TransUnion	5,772	461,702

		16,585,580

Road & Rail (0.8%)
AMERCO	1,010	483,012
Avis Budget Group, Inc.*	3,340	491,247
Canadian National Railway Co.	18,557	2,087,106
CSX Corp.	282,281	8,203,086
Hertz Global Holdings, Inc. (x)*	26,166	414,470
JB Hunt Transport Services, Inc.	1,021	160,777
Knight-Swift Transportation Holdings, Inc.	32,517	1,505,212
Landstar System, Inc.	451	65,584
Lyft, Inc., Class A*	49,387	655,859
Norfolk Southern Corp.	26,736	6,076,826
Ryder System, Inc.	5,552	394,525
Schneider National, Inc., Class B	6,066	135,757
Uber Technologies, Inc.*	28,466	582,414
Union Pacific Corp.	42,344	9,031,128
XPO Logistics, Inc.*	10,622	511,556

		30,798,559

Trading Companies & Distributors (0.2%)
Air Lease Corp.	11,667	390,028
Core & Main, Inc., Class A*	4,452	99,280
MSC Industrial Direct Co., Inc., Class A	5,189	389,746
SiteOne Landscape Supply, Inc.*	1,959	232,866
United Rentals, Inc.*	7,312	1,776,158
Univar Solutions, Inc.*	18,800	467,556
Watsco, Inc.	1,743	416,263
WESCO International, Inc.*	2,356	252,327
WW Grainger, Inc.	4,897	2,225,344

		6,249,568

Total Industrials		333,245,125

Information Technology (9.8%)
Communications Equipment (0.7%)
Ciena Corp.*	16,994	776,626
Cisco Systems, Inc.	467,525	19,935,266
F5, Inc.*	6,789	1,038,989
Juniper Networks, Inc.	35,894	1,022,979
Lumentum Holdings, Inc.*	7,743	614,949
Motorola Solutions, Inc.	18,499	3,877,390
Ubiquiti, Inc. (x)	477	118,396
Viasat, Inc. (x)*	7,945	243,355

		27,627,950

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	16,186	1,042,055
Arrow Electronics, Inc.*	25,495	2,857,734
Avnet, Inc.	10,901	467,435
Cognex Corp.	1,347	57,274
Coherent, Inc.*	279	74,275
Corning, Inc.	79,821	2,515,160
II-VI, Inc. (x)*	11,815	601,974
IPG Photonics Corp.*	3,899	367,013
Jabil, Inc.	2,849	145,897
Keysight Technologies, Inc.*	1,507	207,740
Littelfuse, Inc.	2,715	689,719
National Instruments Corp.	12,777	399,026
TD SYNNEX Corp.	4,787	436,096
Teledyne Technologies, Inc.*	5,202	1,951,322
Trimble, Inc.*	28,048	1,633,235
Vontier Corp.	6,814	156,654
Zebra Technologies Corp., Class A*	3,468	1,019,419

		14,622,028

IT Services (1.9%)
Accenture plc, Class A	30,216	8,389,472
Affirm Holdings, Inc. (x)*	19,718	356,107
Akamai Technologies, Inc.*	17,804	1,626,039
Amdocs Ltd.	13,764	1,146,679
Automatic Data Processing, Inc.	3,850	808,654
Block, Inc., Class A*	58,153	3,574,083
Broadridge Financial Solutions, Inc.	1,206	171,915
Cognizant Technology Solutions Corp., Class A	58,474	3,946,410
Concentrix Corp.	4,848	657,583
DXC Technology Co.*	27,476	832,798
Euronet Worldwide, Inc.*	1,341	134,891
Fidelity National Information Services, Inc.	68,581	6,286,820
Fiserv, Inc.*	60,808	5,410,088
Genpact Ltd.	9,570	405,385
Global Payments, Inc.	31,391	3,473,100

See Notes to Financial Statements.

1076

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
GoDaddy, Inc., Class A*	15,672	$1,090,144
International Business Machines Corp.	49,407	6,975,774
Kyndryl Holdings, Inc.*	20,241	197,957
Mastercard, Inc., Class A	10,759	3,394,249
Okta, Inc.*	12,052	1,089,501
PayPal Holdings, Inc.*	138,134	9,647,279
Snowflake, Inc., Class A*	1,410	196,075
SS&C Technologies Holdings, Inc.	25,065	1,455,525
Switch, Inc., Class A	6,625	221,938
Twilio, Inc., Class A*	11,984	1,004,379
VeriSign, Inc.*	9,617	1,609,213
Visa, Inc., Class A	23,241	4,575,920
Western Union Co. (The)	127,897	2,106,464
WEX, Inc.*	1,392	216,540
Wix.com Ltd.*	1,339	87,771

		71,088,753

Semiconductors & Semiconductor Equipment (2.8%)
Advanced Micro Devices, Inc.*	38,503	2,944,324
Analog Devices, Inc.	65,219	9,527,844
Applied Materials, Inc.	27,794	2,528,698
Broadcom, Inc.	3,728	1,811,100
Cirrus Logic, Inc.*	6,402	464,401
First Solar, Inc.*	11,932	812,927
GLOBALFOUNDRIES, Inc. (x)*	5,319	214,568
Intel Corp.	522,418	19,543,657
KLA Corp.	14,458	4,613,259
Lam Research Corp.	5,320	2,267,118
Marvell Technology, Inc.	95,350	4,150,586
Microchip Technology, Inc.	161,300	9,368,304
Micron Technology, Inc.	112,847	6,238,182
MKS Instruments, Inc.	6,233	639,693
NVIDIA Corp.	23,861	3,617,089
NXP Semiconductors NV	42,491	6,289,943
ON Semiconductor Corp.*	18,327	922,031
Qorvo, Inc.*	12,146	1,145,611
QUALCOMM, Inc.	91,295	11,662,023
Skyworks Solutions, Inc.	18,064	1,673,449
Teradyne, Inc.	1,672	149,728
Texas Instruments, Inc.	90,509	13,906,708
Wolfspeed, Inc.*	12,978	823,454

		105,314,697

Software (3.1%)
Adobe, Inc.*	35,406	12,960,720
ANSYS, Inc.*	45,014	10,771,400
Autodesk, Inc.*	46,843	8,055,122
Bill.com Holdings, Inc.*	10,960	1,204,942
Black Knight, Inc.*	15,744	1,029,500
CCC Intelligent Solutions Holdings, Inc. (x)*	11,623	106,932
CDK Global, Inc.	2,242	122,794
Ceridian HCM Holding, Inc.*	12,450	586,146
Citrix Systems, Inc.	7,501	728,872
Coupa Software, Inc.*	3,752	214,239
Dolby Laboratories, Inc., Class A	7,211	516,019
DoubleVerify Holdings, Inc.*	924	20,947
Dropbox, Inc., Class A*	2,141	44,940
Guidewire Software, Inc.*	9,393	666,809
Informatica, Inc., Class A (x)*	3,378	70,161
Jamf Holding Corp. (x)*	1,040	25,761
Mandiant Corp.*	25,793	562,803
Manhattan Associates, Inc.*	2,700	309,420
Microsoft Corp.	161,088	41,372,231
nCino, Inc.*	5,073	156,857
NCR Corp.*	13,534	421,043
NortonLifeLock, Inc.	127,704	2,804,380
Nutanix, Inc., Class A*	11,327	165,714
Oracle Corp.	165,260	11,546,716
Paycor HCM, Inc.*	5,302	137,852
Procore Technologies, Inc.*	2,196	99,677
Roper Technologies, Inc.	11,867	4,683,312
Salesforce, Inc.*	85,059	14,038,137
SentinelOne, Inc., Class A (x)*	5,719	133,424
Teradata Corp.*	5,361	198,411
Tyler Technologies, Inc.*	587	195,166
UiPath, Inc., Class A*	38,052	692,166
Unity Software, Inc. (x)*	7,650	281,673
VMware, Inc., Class A	31,824	3,627,300
Zoom Video Communications, Inc., Class A*	14,071	1,519,246

		120,070,832

Technology Hardware, Storage & Peripherals (0.9%)
Apple, Inc.	192,278	26,288,248
Dell Technologies, Inc., Class C	25,445	1,175,814
Hewlett Packard Enterprise Co.	145,905	1,934,700
HP, Inc.	115,265	3,778,387
Western Digital Corp.*	69,481	3,114,833

		36,291,982

Total Information Technology		375,016,242

Materials (3.7%)
Chemicals (2.6%)
Air Products and Chemicals, Inc.	24,893	5,986,269
Albemarle Corp.	6,377	1,332,665
Ashland Global Holdings, Inc.	5,688	586,148
Axalta Coating Systems Ltd.*	18,772	415,049
Celanese Corp.	29,535	3,473,611
Chemours Co. (The)	6,882	220,362
Corteva, Inc.	324,953	17,592,955
Dow, Inc.	81,874	4,225,517
DuPont de Nemours, Inc.	132,856	7,384,136
Eastman Chemical Co.	14,428	1,295,202
Ecolab, Inc.	52,427	8,061,176
Element Solutions, Inc.	25,921	461,394
FMC Corp.	9,309	996,156
Ginkgo Bioworks Holdings, Inc. (x)*	73,549	175,047
Huntsman Corp.	22,361	633,934
International Flavors & Fragrances, Inc.	43,929	5,232,822
Linde plc	44,629	12,832,176
LyondellBasell Industries NV, Class A	52,399	4,582,817
Mosaic Co. (The)	35,618	1,682,238
NewMarket Corp.	680	204,653
Olin Corp.	15,714	727,244
PPG Industries, Inc.	57,690	6,596,275
RPM International, Inc.	112,942	8,890,794
Scotts Miracle-Gro Co. (The)	2,983	235,627
Sherwin-Williams Co. (The)	18,960	4,245,334
Westlake Corp.	3,706	363,262

		98,432,863

See Notes to Financial Statements.

1077

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Construction Materials (0.3%)
Eagle Materials, Inc.	748	$82,235
Martin Marietta Materials, Inc.	36,063	10,791,492
Vulcan Materials Co.	7,615	1,082,092

		11,955,819

Containers & Packaging (0.3%)
Amcor plc	168,492	2,094,356
AptarGroup, Inc.	7,354	759,006
Ardagh Metal Packaging SA	11,271	68,753
Avery Dennison Corp.	3,521	569,944
Ball Corp.	21,218	1,459,162
Berry Global Group, Inc.*	7,573	413,789
Crown Holdings, Inc.	1,577	145,352
Graphic Packaging Holding Co.	7,866	161,253
International Paper Co.	41,572	1,738,957
Packaging Corp. of America	10,379	1,427,113
Silgan Holdings, Inc.	9,444	390,509
Sonoco Products Co.	10,929	623,390
Westrock Co.	28,466	1,134,085

		10,985,669

Metals & Mining (0.5%)
Alcoa Corp.	20,698	943,415
Allegheny Technologies, Inc.*	65,374	1,484,643
Cleveland-Cliffs, Inc.*	58,219	894,826
Freeport-McMoRan, Inc.	162,476	4,754,048
Newmont Corp.	89,298	5,328,412
Nucor Corp.	29,869	3,118,622
Reliance Steel & Aluminum Co.	6,923	1,175,941
Royal Gold, Inc.	6,882	734,860
Southern Copper Corp.	3,281	163,427
SSR Mining, Inc.	23,810	397,627
Steel Dynamics, Inc.	20,097	1,329,416
United States Steel Corp.	29,004	519,462

		20,844,699

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	8,256	432,697

Total Materials		142,651,747

Real Estate (3.4%)
Equity Real Estate Investment Trusts (REITs) (3.3%)
Alexandria Real Estate Equities, Inc. (REIT)	18,198	2,639,256
American Campus Communities, Inc. (REIT)	64,546	4,161,281
American Homes 4 Rent (REIT), Class A	34,066	1,207,299
American Tower Corp. (REIT)	12,156	3,106,952
Americold Realty Trust, Inc. (REIT)	51,218	1,538,589
Apartment Income REIT Corp. (REIT)	16,190	673,504
AvalonBay Communities, Inc. (REIT)	15,691	3,047,977
Boston Properties, Inc. (REIT)	17,603	1,566,315
Brixmor Property Group, Inc. (REIT)	33,499	677,015
Camden Property Trust (REIT)	10,666	1,434,364
Cousins Properties, Inc. (REIT)	36,313	1,061,429
Crown Castle International Corp. (REIT)	55,595	9,361,086
CubeSmart (REIT)	44,758	1,912,062
Digital Realty Trust, Inc. (REIT)	31,912	4,143,135
Douglas Emmett, Inc. (REIT)	18,982	424,817
Duke Realty Corp. (REIT)	43,083	2,367,411
EastGroup Properties, Inc. (REIT)	4,620	713,005
EPR Properties (REIT)	8,314	390,176
Equinix, Inc. (REIT)	2,512	1,650,434
Equity LifeStyle Properties, Inc. (REIT)	70,937	4,998,930
Equity Residential (REIT)	41,602	3,004,496
Essex Property Trust, Inc. (REIT)	7,300	1,909,023
Extra Space Storage, Inc. (REIT)	13,113	2,230,783
Federal Realty OP LP (REIT)	8,849	847,203
First Industrial Realty Trust, Inc. (REIT)	14,795	702,467
Gaming and Leisure Properties, Inc. (REIT)	26,572	1,218,592
Healthcare Trust of America, Inc. (REIT), Class A	25,676	716,617
Healthpeak Properties, Inc. (REIT)	60,571	1,569,395
Highwoods Properties, Inc. (REIT)	11,667	398,895
Host Hotels & Resorts, Inc. (REIT)	79,514	1,246,779
Hudson Pacific Properties, Inc. (REIT)	15,774	234,086
Invitation Homes, Inc. (REIT)	68,553	2,439,116
Iron Mountain, Inc. (REIT)	8,138	396,239
JBG SMITH Properties (REIT)	12,959	306,351
Kilroy Realty Corp. (REIT)	13,053	683,063
Kimco Realty Corp. (REIT)	67,841	1,341,217
Lamar Advertising Co. (REIT), Class A	1,165	102,485
Life Storage, Inc. (REIT)	9,448	1,054,964
Medical Properties Trust, Inc. (REIT)	66,702	1,018,539
Mid-America Apartment Communities, Inc. (REIT)	18,352	3,205,544
National Retail Properties, Inc. (REIT)	19,704	847,272
National Storage Affiliates Trust (REIT)	9,534	477,367
Omega Healthcare Investors, Inc. (REIT)	26,394	744,047
Park Hotels & Resorts, Inc. (REIT)	25,982	352,576
Prologis, Inc. (REIT)	83,044	9,770,127
Public Storage (REIT)	8,985	2,809,340
Rayonier, Inc. (REIT)	16,364	611,686
Realty Income Corp. (REIT)	67,637	4,616,902
Regency Centers Corp. (REIT)	19,246	1,141,480
Rexford Industrial Realty, Inc. (REIT)	18,551	1,068,352
SBA Communications Corp. (REIT)	9,249	2,960,142
Simon Property Group, Inc. (REIT)	18,874	1,791,520
SL Green Realty Corp. (REIT)(x)	7,064	326,004
Spirit Realty Capital, Inc. (REIT)	15,030	567,833
STORE Capital Corp. (REIT)	28,534	744,167
Sun Communities, Inc. (REIT)	46,933	7,479,243
UDR, Inc. (REIT)	35,637	1,640,727
Ventas, Inc. (REIT)	44,848	2,306,533
VICI Properties, Inc. (REIT)	129,657	3,862,482
Vornado Realty Trust (REIT)	19,816	566,539
Welltower, Inc. (REIT)	51,061	4,204,873
Weyerhaeuser Co. (REIT)	83,632	2,769,892
WP Carey, Inc. (REIT)	21,234	1,759,449

		125,119,444

See Notes to Financial Statements.

1078

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	18,975	$1,396,750
Howard Hughes Corp. (The)*	4,325	294,316
Jones Lang LaSalle, Inc.*	5,550	970,473
Opendoor Technologies, Inc. (x)*	37,489	176,573
WeWork, Inc. (x)*	14,596	73,272
Zillow Group, Inc., Class A*	6,139	195,282
Zillow Group, Inc., Class C (x)*	17,287	548,862

		3,655,528

Total Real Estate		128,774,972

Utilities (4.6%)
Electric Utilities (2.9%)
Alliant Energy Corp.	28,157	1,650,282
American Electric Power Co., Inc.	137,434	13,185,418
Avangrid, Inc.	7,960	367,115
Constellation Energy Corp.	36,687	2,100,698
Duke Energy Corp.	168,856	18,103,052
Edison International	42,240	2,671,257
Entergy Corp.	22,806	2,568,868
Evergy, Inc.	24,971	1,629,358
Eversource Energy	38,717	3,270,425
Exelon Corp.	110,109	4,990,140
FirstEnergy Corp.	61,006	2,342,020
Hawaiian Electric Industries, Inc.	12,217	499,675
IDACORP, Inc.	5,652	598,660
NextEra Energy, Inc.	220,765	17,100,457
NRG Energy, Inc.	52,761	2,013,887
OGE Energy Corp.	22,428	864,824
PG&E Corp.*	174,261	1,739,125
Pinnacle West Capital Corp.	12,679	927,088
PPL Corp.	82,794	2,246,201
Southern Co. (The)	223,225	15,918,175
Xcel Energy, Inc.	233,468	16,520,196

		111,306,921

Gas Utilities (0.3%)
Atmos Energy Corp.	100,546	11,271,207
National Fuel Gas Co.	9,047	597,554
UGI Corp.	23,513	907,837

		12,776,598

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	61,453	1,291,127
Brookfield Renewable Corp.	14,341	510,683
Vistra Corp.	20,254	462,804

		2,264,614

Multi-Utilities (1.2%)
Ameren Corp.	54,195	4,897,060
CenterPoint Energy, Inc.	70,785	2,093,820
CMS Energy Corp.	32,524	2,195,370
Consolidated Edison, Inc.	39,872	3,791,827
Dominion Energy, Inc.	176,102	14,054,701
DTE Energy Co.	21,673	2,747,053
NiSource, Inc.	45,609	1,345,009
Public Service Enterprise Group, Inc.	55,943	3,540,073
Sempra Energy	35,362	5,313,848
WEC Energy Group, Inc.	35,456	3,568,292

		43,547,053

Water Utilities (0.1%)
American Water Works Co., Inc.	20,440	3,040,859
Essential Utilities, Inc.	25,991	1,191,687

		4,232,546

Total Utilities		174,127,732

Total Common Stocks (81.9%)
(Cost $2,246,824,674)		3,123,321,304

EXCHANGE TRADED FUNDS (ETF):
Equity (8.9%)
iShares Core S&P 500 ETF	794	301,045
iShares Morningstar Growth ETF (x)	34,700	1,738,123
iShares Morningstar U.S. Equity ETF	5,416	281,415
iShares Morningstar Value ETF‡	1,216,810	73,483,156
iShares Russell 1000 ETF	1,631	338,857
iShares Russell 1000 Value ETF (x)	472,088	68,438,597
iShares S&P 500 Value ETF (x)	280,591	38,570,039
SPDR Portfolio S&P 500 Growth ETF (x)	6,900	360,732
SPDR Portfolio S&P 500 Value ETF (x)	946,500	34,850,130
Vanguard Growth ETF (x)	1,790	398,973
Vanguard Large-Cap ETF	1,464	252,321
Vanguard Russell 1000 Growth ETF (x)	35,800	2,014,824
Vanguard Russell 1000 Value (x)	691,600	43,951,180
Vanguard Value ETF	559,101	73,734,240

Total Exchange Traded Funds (8.9%) (Cost $272,568,699)		338,713,632

SHORT-TERM INVESTMENTS:
Investment Companies (3.0%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	25,000,000	25,000,000
JPMorgan Prime Money Market Fund, IM Shares	90,273,487	90,291,542

Total Investment Companies		115,291,542

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.6%)
Barclays Capital, Inc., 1.45%, dated 6/30/22, due 7/1/22, repurchase price $20,000,806, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/25-11/15/50; total market value $20,400,000. (xx)	$20,000,000	20,000,000
CF Secured LLC, 1.48%, dated 6/30/22, due 7/1/22, repurchase price $20,000,822, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.250%, maturing 9/30/23-11/15/40; total market value $20,400,841. (xx)	20,000,000	20,000,000

See Notes to Financial Statements.

1079

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank Securities, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $13,467,842, collateralized by various U.S. Government Agency Securities, ranging from 2.000%-4.000%, maturing 1/1/45-4/1/52; total market value $13,736,627. (xx)	$13,467,281	$13,467,281
MetLife, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $2,000,083, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-11/15/47; total market value $2,040,901. (xx)	2,000,000	2,000,000
National Bank of Canada, 1.70%, dated 6/30/22, due 7/7/22, repurchase price $3,000,992, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 11/3/22-2/15/51; total market value $3,308,421. (xx)	3,000,000	3,000,000
Societe Generale SA, 1.51%, dated 6/30/22, due 7/7/22, repurchase price $2,000,587, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.807%, maturing 10/11/22-4/30/24; total market value $2,040,001. (xx)	2,000,000	2,000,000

Total Repurchase Agreements		60,467,281

Total Short-Term Investments (4.6%) (Cost $175,734,610)		175,758,823

Total Investments in Securities (95.4%) (Cost $2,695,127,983)		3,637,793,759
Other Assets Less Liabilities (4.6%)		174,759,580

Net Assets (100%)		$3,812,553,339

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $35,232,267.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $84,460,597. This was collateralized by $1,562,143 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 7/14/22 – 5/15/52 and by cash of $85,818,219 of which $85,467,281 was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2022, were as follows:

Security Description	Shares at June 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2022 ($)	Dividend /Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Diversified Financial Services
Equitable Holdings, Inc.	43,010	1,470,271	95,783	(168,263)	35,217	(311,737)	1,121,271	15,484	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Value ETF	1,216,810	84,863,976	2,685,577	(2,723,932)	10,175	(11,352,640)	73,483,156	747,863	—

Total		86,334,247	2,781,360	(2,892,195)	45,392	(11,664,377)	74,604,427	763,347	—

See Notes to Financial Statements.

1080

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Futures contracts outstanding as of June 30, 2022 (Note 1):
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
S&P 500 E-Mini Index	(716)	9/2022	USD	(135,664,100)	(761,118)
S&P Midcap 400 E-Mini Index	(186)	9/2022	USD	(42,184,800)	88,209

					(672,909)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$228,182,362	$—	$—	$228,182,362
Consumer Discretionary	194,385,279	—	—	194,385,279
Consumer Staples	216,841,712	13,582,608	—	230,424,320
Energy	188,693,920	—	—	188,693,920
Financials	600,016,451	—	—	600,016,451
Health Care	526,581,011	1,222,143	—	527,803,154
Industrials	333,245,125	—	—	333,245,125
Information Technology	375,016,242	—	—	375,016,242
Materials	142,651,747	—	—	142,651,747
Real Estate	128,774,972	—	—	128,774,972
Utilities	174,127,732	—	—	174,127,732
Exchange Traded Funds	338,713,632	—	—	338,713,632
Futures	88,209	—	—	88,209
Short-Term Investments
Investment Companies	115,291,542	—	—	115,291,542
Repurchase Agreements	—	60,467,281	—	60,467,281

Total Assets	$3,562,609,936	$75,272,032	$—	$3,637,881,968

Liabilities:
Futures	$(761,118)	$—	$—	$(761,118)

Total Liabilities	$(761,118)	$—	$—	$(761,118)

Total	$3,561,848,818	$75,272,032	$—	$3,637,120,850

See Notes to Financial Statements.

1081

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$88,209	*

Total		$88,209

	Liability Derivatives

Equity contracts	Payables, Net assets – Unrealized depreciation	$(761,118	)*

Total		$(761,118)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(105,415,114)	$(105,415,114)

Total	$(105,415,114)	$(105,415,114)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(6,905,267)	$(6,905,267)

Total	$(6,905,267)	$(6,905,267)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $285,575,000 during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$387,236,010
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$701,986,397

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,022,560,540
Aggregate gross unrealized depreciation	(184,915,867)

Net unrealized appreciation	$837,644,673

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,799,476,177

See Notes to Financial Statements.

1082

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $62,755,467)	$74,604,427
Unaffiliated Issuers (Cost $2,571,905,235)	3,502,722,051
Repurchase Agreements (Cost $60,467,281)	60,467,281
Cash	255,004,334
Receivable for securities sold	4,814,203
Dividends, interest and other receivables	3,919,855
Due from broker for futures variation margin	964,935
Receivable for Portfolio shares sold	88,607
Securities lending income receivable	20,251
Other assets	45,924

Total assets	3,902,651,868

LIABILITIES
Payable for return of collateral on securities loaned	85,467,281
Investment management fees payable	1,488,792
Payable for Portfolio shares redeemed	1,306,077
Payable for securities purchased	665,715
Distribution fees payable – Class IB	508,667
Administrative fees payable	399,147
Distribution fees payable – Class IA	209,870
Trustees’ fees payable	11,582
Accrued expenses	41,398

Total liabilities	90,098,529

NET ASSETS	$3,812,553,339

Net assets were comprised of:
Paid in capital	$2,950,191,526
Total distributable earnings (loss)	862,361,813

Net assets	$3,812,553,339

Class IA
Net asset value, offering and redemption price per share, $986,449,065 / 58,427,757 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.88

Class IB
Net asset value, offering and redemption price per share, $2,381,750,822 / 141,548,664 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.83

Class K
Net asset value, offering and redemption price per share, $444,353,452 / 26,267,489 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.92

(x)	Includes value of securities on loan of $84,460,597.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends ($763,347 of dividend income received from affiliates) (net of $145,965 foreign withholding tax)	$41,225,367
Interest	251,026
Securities lending (net)	106,558

Total income	41,582,951

EXPENSES
Investment management fees	9,810,336
Distribution fees – Class IB	3,391,425
Administrative fees	2,599,653
Distribution fees – Class IA	1,378,325
Custodian fees	122,881
Professional fees	85,212
Printing and mailing expenses	74,231
Trustees’ fees	67,393
Miscellaneous	53,726

Total expenses	17,583,182

NET INVESTMENT INCOME (LOSS)	23,999,769

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($45,392 realized gain (loss) from affiliates)	170,981,107
Futures contracts	(105,415,114)
Foreign currency transactions	1,295

Net realized gain (loss)	65,567,288

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(11,664,377) of change in unrealized appreciation (depreciation) from affiliates)	(796,512,639)
Futures contracts	(6,905,267)
Foreign currency translations	(6,933)

Net change in unrealized appreciation (depreciation)	(803,424,839)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(737,857,551)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(713,857,782)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$23,999,769	$43,550,730
Net realized gain (loss)	65,567,288	527,202,272
Net change in unrealized appreciation (depreciation)	(803,424,839)	463,660,999

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(713,857,782)	1,034,414,001

Distributions to shareholders:
Class IA	—	(133,163,359)
Class IB	—	(335,831,619)
Class K	—	(69,491,654)

Total distributions to shareholders	—	(538,486,632)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 286,987 and 552,069 shares, respectively ]	5,299,297	11,185,736
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,750,013 shares, respectively ]	—	133,163,359
Capital shares repurchased [ (1,980,492) and (4,499,254) shares, respectively ]	(37,041,771)	(92,170,921)

Total Class IA transactions	(31,742,474)	52,178,174

Class IB
Capital shares sold [ 942,098 and 1,234,664 shares, respectively ]	17,554,546	25,141,063
Capital shares issued in reinvestment of dividends and distributions [ 0 and 17,079,246 shares, respectively ]	—	335,831,619
Capital shares repurchased [ (10,404,063) and (19,896,411) shares, respectively ]	(193,885,553)	(406,568,752)

Total Class IB transactions	(176,331,007)	(45,596,070)

Class K
Capital shares sold [ 63,922 and 159,713 shares, respectively ]	1,206,138	3,261,822
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,520,062 shares, respectively ]	—	69,491,654
Capital shares repurchased [ (4,603,177) and (6,290,071) shares, respectively ]	(86,331,461)	(128,289,884)

Total Class K transactions	(85,125,323)	(55,536,408)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(293,198,804)	(48,954,304)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,007,056,586)	446,973,065
NET ASSETS:
Beginning of period	4,819,609,925	4,372,636,860

End of period	$3,812,553,339	$4,819,609,925

See Notes to Financial Statements.

1084

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EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IA			2021	2020	2019	2018	2017
Net asset value, beginning of period	$19.96		$18.00	$18.30	$15.80	$19.01	$16.94

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.18	0.26	0.32	0.31	0.26
Net realized and unrealized gain (loss)	(3.18)		4.24	0.72	3.67	(2.13)	2.09

Total from investment operations	(3.08)		4.42	0.98	3.99	(1.82)	2.35

Less distributions:
Dividends from net investment income	—		(0.20)	(0.27)	(0.36)	(0.48)	(0.28)
Distributions from net realized gains	—		(2.26)	(1.01)	(1.13)	(0.91)	—

Total dividends and distributions	—		(2.46)	(1.28)	(1.49)	(1.39)	(0.28)

Net asset value, end of period	$16.88		$19.96	$18.00	$18.30	$15.80	$19.01

Total return (b)	(15.43)%		24.84%	5.68%	25.45%	(9.96)%	13.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$986,449		$1,200,074	$1,031,911	$1,054,423	$912,284	$1,107,955
Ratio of expenses to average net assets:
After waivers (a)(f)	0.84%		0.84%	0.85%	0.85%	0.84%	0.85%
Before waivers (a)(f)	0.84%		0.84%	0.85%	0.85%	0.84%	0.85%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.08%		0.89%	1.54%	1.81%	1.64%	1.44%
Before waivers (a)(f)	1.08%		0.89%	1.54%	1.81%	1.64%	1.44%
Portfolio turnover rate^	10	%(z)	25%	26%	20%	19%	18%

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021	2020	2019	2018	2017
Net asset value, beginning of period	$19.89		$17.95	$18.25	$15.76	$18.96	$16.90

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.18	0.26	0.32	0.31	0.26
Net realized and unrealized gain (loss)	(3.16)		4.22	0.72	3.66	(2.12)	2.08

Total from investment operations	(3.06)		4.40	0.98	3.98	(1.81)	2.34

Less distributions:
Dividends from net investment income	—		(0.20)	(0.27)	(0.36)	(0.48)	(0.28)
Distributions from net realized gains	—		(2.26)	(1.01)	(1.13)	(0.91)	—

Total dividends and distributions	—		(2.46)	(1.28)	(1.49)	(1.39)	(0.28)

Net asset value, end of period	$16.83		$19.89	$17.95	$18.25	$15.76	$18.96

Total return (b)	(15.38)%		24.80%	5.70%	25.46%	(9.94)%	13.87%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,381,751		$3,004,157	$2,738,938	$2,869,388	$72,578,700	$3,242,869
Ratio of expenses to average net assets:
After waivers (a)(f)	0.84%		0.84%	0.85%	0.85%	0.84%	0.85%
Before waivers (a)(f)	0.84%		0.84%	0.85%	0.85%	0.84%	0.85%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.08%		0.89%	1.54%	1.81%	1.64%	1.44%
Before waivers (a)(f)	1.08%		0.89%	1.54%	1.81%	1.63%	1.44%
Portfolio turnover rate^	10	%(z)	25%	26%	20%	19%	18%

See Notes to Financial Statements.

1085

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021	2020	2019	2018	2017
Net asset value, beginning of period	$19.98		$18.01	$18.30	$15.80	$19.01	$16.94

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.23	0.30	0.37	0.36	0.30
Net realized and unrealized gain (loss)	(3.18)		4.25	0.73	3.67	(2.13)	2.10

Total from investment operations	(3.06)		4.48	1.03	4.04	(1.77)	2.40

Less distributions:
Dividends from net investment income	—		(0.25)	(0.31)	(0.41)	(0.53)	(0.33)
Distributions from net realized gains	—		(2.26)	(1.01)	(1.13)	(0.91)	—

Total dividends and distributions	—		(2.51)	(1.32)	(1.54)	(1.44)	(0.33)

Net asset value, end of period	$16.92		$19.98	$18.01	$18.30	$15.80	$19.01

Total return (b)	(15.32)%		25.16%	5.98%	25.74%	(9.72)%	14.16%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$444,353		$615,379	$601,788	$590,317	$552,422	$680,418
Ratio of expenses to average net assets:
After waivers (a)(f)	0.59%		0.59%	0.60%	0.60%	0.59%	0.60%
Before waivers (a)(f)	0.59%		0.59%	0.60%	0.60%	0.59%	0.60%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.32%		1.14%	1.78%	2.05%	1.89%	1.68%
Before waivers (a)(f)	1.32%		1.14%	1.78%	2.05%	1.89%	1.68%
Portfolio turnover rate^	10	%(z)	25%	26%	20%	19%	18%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1086

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	Market Value	% of Net Assets
Financials	$90,253,327	25.2%
Information Technology	70,672,392	19.8
Consumer Discretionary	36,769,833	10.3
Energy	29,133,437	8.1
Materials	28,245,032	7.9
Consumer Staples	23,102,157	6.5
Communication Services	18,429,595	5.2
Industrials	15,470,794	4.3
Health Care	14,484,585	4.0
Real Estate	10,722,804	3.0
Utilities	6,561,798	1.8
Repurchase Agreement	189,680	0.1
Cash and Other	13,585,495	3.8

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$846.20	$6.18
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.10	6.75

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.35%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Austria (0.6%)
Mondi plc	128,193	$2,274,064

Brazil (11.4%)
Banco do Brasil SA	969,200	6,174,345
BB Seguridade Participacoes SA	1,919,400	9,535,660
CCR SA	2,695,610	6,474,471
Engie Brasil Energia SA	423,700	3,335,551
Petroleo Brasileiro SA (ADR)	783,188	9,147,636
Vale SA (ADR)	230,035	3,365,412
Vibra Energia SA	808,100	2,575,568

		40,608,643

China (25.8%)
AAC Technologies Holdings, Inc. (x)	635,394	1,468,404
A-Living Smart City Services Co. Ltd., Class H (m)	2,738,500	4,476,082
Anhui Conch Cement Co. Ltd., Class H	1,212,374	5,300,209
China Construction Bank Corp., Class H	19,905,574	13,383,342
China Medical System Holdings Ltd.	1,924,000	3,007,102
China Merchants Bank Co. Ltd., Class H	737,281	5,015,289
China Shenhua Energy Co. Ltd., Class H	1,093,054	3,168,038
China Vanke Co. Ltd., Class H	2,446,200	6,246,722
ENN Natural Gas Co. Ltd., Class A	1,160,400	3,226,247
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,009,899	5,093,083
Hengan International Group Co. Ltd.	1,287,973	6,050,122
Huayu Automotive Systems Co. Ltd., Class A	913,400	3,142,848
Lenovo Group Ltd.	6,600,000	6,182,381
Ping An Insurance Group Co. of China Ltd., Class H	1,048,500	7,257,329
Sinopharm Group Co. Ltd., Class H	3,345,431	8,176,096
Tingyi Cayman Islands Holding Corp.	3,148,000	5,400,538
Weichai Power Co. Ltd., Class H	3,490,906	5,632,441

		92,226,273

Egypt (0.8%)
Commercial International Bank Egypt SAE (Registered) (GDR) (m)	1,757,651	2,918,284

Greece (1.1%)
OPAP SA	278,473	4,000,822

Hong Kong (1.1%)
ASM Pacific Technology Ltd.	462,812	3,941,390

Hungary (1.1%)
OTP Bank Nyrt.	178,411	3,996,645

India (7.0%)
Axis Bank Ltd.*	409,566	3,310,674
Bajaj Auto Ltd.	68,768	3,243,793
Bharat Petroleum Corp. Ltd.	608,126	2,378,010
Hero MotoCorp Ltd.	83,710	2,888,292
Indus Towers Ltd.	1,885,834	5,002,533
Petronet LNG Ltd.	1,506,469	4,151,723
UPL Ltd.	522,528	4,191,385

		25,166,410

Indonesia (4.3%)
Astra International Tbk. PT	9,156,996	4,068,957
Bank Mandiri Persero Tbk. PT	10,850,228	5,792,614
Telkom Indonesia Persero Tbk. PT (ADR)	159,138	4,303,092
United Tractors Tbk. PT	562,000	1,069,460

		15,234,123

Mexico (4.9%)
America Movil SAB de CV (ADR), Class L	197,558	4,036,110
Grupo Financiero Banorte SAB de CV, Class O	531,447	2,970,469
Grupo Mexico SAB de CV	1,159,454	4,832,235
Kimberly-Clark de Mexico SAB de CV, Class A (x)	2,228,773	3,025,709
Ternium SA (ADR)	71,374	2,575,888

		17,440,411

Portugal (2.6%)
Galp Energia SGPS SA, Class B	786,430	9,218,570

Russia (0.0%)
Mobile TeleSystems PJSC (ADR) ( r)	580,455	—
Sberbank of Russia PJSC (r)*	1,680,737	—

		—

South Africa (7.5%)
Anglo American plc	85,527	3,053,734
Bidvest Group Ltd. (The)	261,039	3,363,882
Life Healthcare Group Holdings Ltd.	2,992,714	3,301,387
Nedbank Group Ltd.	580,679	7,409,489
Sanlam Ltd.	795,416	2,587,943
Standard Bank Group Ltd.	450,988	4,306,679
Vodacom Group Ltd.	330,254	2,665,820

		26,688,934

South Korea (14.2%)
Coway Co. Ltd.	89,617	4,414,153
Hyundai Mobis Co. Ltd.	25,283	3,879,156
KB Financial Group, Inc.	168,471	6,255,162
Kia Corp.	58,047	3,463,161
KT Corp.	86,174	2,422,040
KT&G Corp.	48,660	3,080,197
Samsung Electronics Co. Ltd.	251,020	10,995,845
Shinhan Financial Group Co. Ltd.	206,850	5,918,409
SK Hynix, Inc.	148,158	10,363,072

		50,791,195

Taiwan (10.5%)
ASE Technology Holding Co. Ltd.	2,393,000	6,164,155
Globalwafers Co. Ltd.	173,000	2,620,788
Hon Hai Precision Industry Co. Ltd.	1,842,000	6,738,236
MediaTek, Inc.	136,000	2,961,974
Novatek Microelectronics Corp.	470,000	4,747,308
Quanta Computer, Inc.	2,388,000	6,394,305
Taiwan Semiconductor Manufacturing Co. Ltd.	291,429	4,641,480
Wiwynn Corp.	148,000	3,453,054

		37,721,300

Thailand (1.7%)
Kasikornbank PCL	796,567	3,420,994

See Notes to Financial Statements.

1088

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Siam Cement PCL (The)	250,442	$2,652,105

		6,073,099

United Kingdom (1.5%)
Unilever plc	121,809	5,545,591

Total Common Stocks (96.1%) (Cost $386,956,139)		343,845,754

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (0.1%)
Deutsche Bank Securities, Inc., 1.45%, dated 6/30/22, due 7/1/22, repurchase price $189,688, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $193,474. (xx)	$189,680	189,680

Total Short-Term Investment (0.1%) (Cost $189,680)		189,680

Total Investments in Securities (96.2%) (Cost $387,145,819)		344,035,434
Other Assets Less Liabilities (3.8%)		13,585,495

Net Assets (100%)		$357,620,929

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2022, the market value of these securities amounted to $7,394,366 or 2.1% of net assets.

(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $176,549. This was collateralized by cash of $189,680 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)(b)		Total
Assets:
Common Stocks
Austria	$—	$2,274,064	$—		$2,274,064
Brazil	40,608,643	—	—		40,608,643
China	—	92,226,273	—		92,226,273
Egypt	—	2,918,284	—		2,918,284
Greece	—	4,000,822	—		4,000,822
Hong Kong	—	3,941,390	—		3,941,390
Hungary	—	3,996,645	—		3,996,645
India	—	25,166,410	—		25,166,410
Indonesia	4,303,092	10,931,031	—		15,234,123
Mexico	17,440,411	—	—		17,440,411
Portugal	—	9,218,570	—		9,218,570
Russia	—	—	—	(c)	—	(c)
South Africa	—	26,688,934	—		26,688,934
South Korea	—	50,791,195	—		50,791,195
Taiwan	—	37,721,300	—		37,721,300
Thailand	—	6,073,099	—		6,073,099

See Notes to Financial Statements.

1089

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EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)(b)	Total
United Kingdom	$—	$5,545,591	$—	$5,545,591
Short-Term Investment
Repurchase Agreement	—	189,680	—	189,680

Total Assets	$62,352,146	$281,683,288	$—	$344,035,434

Total Liabilities	$—	$—	$—	$—

Total	$62,352,146	$281,683,288	$—	$344,035,434

(a)	A security with a market value of $0 transferred from Level 1 to Level 3 at the end of the period due to unobservable market inputs.
(b)	A security with a market value of $0 transferred from Level 2 to Level 3 at the end of the period due to unobservable market inputs.
(c)	Value is zero.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(175)	$(175)

Total	$(175)	$(175)

^ This Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $508,000 for one month during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$49,444,979
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$46,257,752

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,376,933
Aggregate gross unrealized depreciation	(65,864,644)

Net unrealized depreciation	$(44,487,711)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$388,523,145

See Notes to Financial Statements.

1090

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EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $386,956,139)	$343,845,754
Repurchase Agreements (Cost $189,680)	189,680
Cash	10,458,814
Foreign cash (Cost $1,164)	920
Dividends, interest and other receivables	4,464,224
Receivable for Portfolio shares sold	54,126
Securities lending income receivable	6,852
Other assets	4,383

Total assets	359,024,753

LIABILITIES
Payable for securities purchased	458,864
Investment management fees payable	272,385
Payable for return of collateral on securities loaned	189,680
Accrued India taxes	110,002
Payable for Portfolio shares redeemed	91,769
Distribution fees payable – Class IB	76,657
Administrative fees payable	28,312
Accrued expenses	176,155

Total liabilities	1,403,824

NET ASSETS	$357,620,929

Net assets were comprised of:
Paid in capital	$398,214,850
Total distributable earnings (loss)	(40,593,921)

Net assets	$357,620,929

Class IB
Net asset value, offering and redemption price per share, $357,620,929 / 20,448,720 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.49

(x)	Includes value of securities on loan of $176,549.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,171,738 foreign withholding tax)	$10,924,635
Interest	8,249
Securities lending (net)	16,116

Total income	10,949,000

EXPENSES
Investment management fees	1,992,558
Distribution fees – Class IB	498,138
Custodian fees	213,037
Administrative fees	182,315
Professional fees	36,033
Printing and mailing expenses	14,212
Trustees’ fees	6,076
Miscellaneous	8,879

Gross expenses	2,951,248
Less: Waiver from investment manager	(264,042)

Net expenses	2,687,206

NET INVESTMENT INCOME (LOSS)	8,261,794

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of India tax of $95,309 on realized gain on investments)	(7,179,401)
Forward foreign currency contracts	(175)
Foreign currency transactions	(25,523)

Net realized gain (loss)	(7,205,099)

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $(186,725) on unrealized depreciation on investments)	(66,208,369)
Foreign currency translations	(250)

Net change in unrealized appreciation (depreciation)	(66,208,619)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(73,413,718)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(65,151,924)

See Notes to Financial Statements.

1091

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,261,794	$11,968,079
Net realized gain (loss)	(7,205,099)	30,298,916
Net change in unrealized appreciation (depreciation)	(66,208,619)	(18,159,876)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(65,151,924)	24,107,119

Distributions to shareholders:
Class IB	—	(33,822,156)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 868,712 and 1,862,656 shares, respectively ]	17,105,305	41,997,172
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,653,206 shares, respectively ]	—	33,822,156
Capital shares repurchased [ (894,352) and (2,440,535) shares, respectively ]	(17,482,097)	(54,846,016)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(376,792)	20,973,312

TOTAL INCREASE (DECREASE) IN NET ASSETS	(65,528,716)	11,258,275
NET ASSETS:
Beginning of period	423,149,645	411,891,370

End of period	$357,620,929	$423,149,645

See Notes to Financial Statements.

1092

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,						October 22, 2018* to December 31, 2018
Class IB			2021		2020		2019
Net asset value, beginning of period	$20.67		$21.23		$22.00		$19.20		$19.44

Income (loss) from investment operations:
Net investment income (loss) (e)	0.40	(2)	0.63		0.42		0.46		0.02	(1)
Net realized and unrealized gain (loss)	(3.58)		0.60		(0.78)		3.13		(0.23)

Total from investment operations	(3.18)		1.23		(0.36)		3.59		(0.21)

Less distributions:
Dividends from net investment income	—		(0.61)		(0.34)		(0.55)		(0.03)
Distributions from net realized gains	—		(1.18)		(0.07)		(0.24)		—

Total dividends and distributions	—		(1.79)		(0.41)		(0.79)		(0.03)

Net asset value, end of period	$17.49		$20.67		$21.23		$22.00		$19.20

Total return (b)	(15.38)%		5.92%		(1.56)%		18.79%		(1.06)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$357,621		$423,150		$411,891		$420,324		$350,341
Ratio of expenses to average net assets:
After waivers (a)(f)	1.35	%(j)	1.35	%(j)	1.37	%(k)	1.38	%(m)	1.37	%(m)
Before waivers (a)(f)	1.48%		1.47%		1.48%		1.50%		1.44%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	4.15	%(bb)	2.78%		2.28%		2.21%		0.59	%(aa)(l)
Before waivers (a)(f)	4.02	%(bb)	2.66%		2.17%		2.08%		0.52	%(aa)(l)
Portfolio turnover rate^	12	%(z)	34%		36%		22%		0	%(z)
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.01 for Class IB.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amount would be $0.22 for Class IB.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.35% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.37% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.38% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.08% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratio for Class IB would have been 1.86% lower.

See Notes to Financial Statements.

1093

EQ/LONG-TERM BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
U.S. Treasury Obligations	43.2%
Health Care	7.0
Financials	6.4
Communication Services	6.3
Utilities	6.0
Consumer Staples	4.3
Industrials	4.2
Information Technology	4.0
Foreign Government Securities	3.9
Energy	3.5
Municipal Bonds	2.7
Consumer Discretionary	2.6
Materials	2.0
Asset-Backed Securities	1.0
U.S. Government Agency Securities	0.8
Real Estate	0.7
Supranational	0.5
Repurchase Agreement	0.3
Investment Company	0.1
Cash and Other	0.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$786.20	$2.88
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.57	3.26
Class K
Actual	1,000.00	787.20	1.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.81	2.01

* Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratio of 0.65% and 0.40%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1094

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (1.0%)
American Airlines Pass-Through Trust,
Series 2021-1 A 2.875%, 7/11/34	$15,810,000	$13,375,418
FedEx Corp. Pass-Through Trust,
Series 2020-1 AA 1.875%, 2/20/34	12,614,935	10,944,247

Total Asset-Backed Securities		24,319,665

Corporate Bonds (47.0%)
Communication Services (6.3%)
Diversified Telecommunication Services (2.5%)
AT&T, Inc. 3.500%, 6/1/41	15,543,000	12,423,584
4.300%, 12/15/42	12,705,000	11,164,850
4.550%, 3/9/49	7,826,000	7,168,686
3.650%, 6/1/51	7,010,000	5,489,543
Bell Canada (The) 4.300%, 7/29/49	1,313,000	1,181,960
Telefonica Emisiones SA 7.045%, 6/20/36	8,883,000	9,947,349
4.895%, 3/6/48	640,000	549,340
TELUS Corp. 4.300%, 6/15/49	6,946,000	6,257,930
Verizon Communications, Inc. 3.400%, 3/22/41	3,712,000	3,019,320
3.700%, 3/22/61	5,355,000	4,234,033

		61,436,595

Entertainment (0.2%)
Activision Blizzard, Inc. 2.500%, 9/15/50	2,147,000	1,474,313
NBCUniversal Media LLC 6.400%, 4/30/40	242,000	283,018
Walt Disney Co. (The) 6.150%, 3/1/37	429,000	490,784
4.625%, 3/23/40	1,522,000	1,492,847
4.700%, 3/23/50	1,038,000	1,034,580

		4,775,542

Media (2.1%)
Charter Communications Operating LLC
6.384%, 10/23/35	4,984,000	4,975,876
3.500%, 6/1/41	625,000	440,525
6.484%, 10/23/45	3,149,000	3,066,622
5.375%, 5/1/47	3,959,000	3,379,561
3.900%, 6/1/52	615,000	428,200
3.950%, 6/30/62	1,493,000	1,002,938
Comcast Corp. 4.250%, 1/15/33	175,000	172,192
3.250%, 11/1/39	6,253,000	5,142,164
3.750%, 4/1/40	210,000	183,946
4.049%, 11/1/52	225,000	197,104
2.937%, 11/1/56	40,000	27,936
4.950%, 10/15/58	5,291,000	5,289,720
2.650%, 8/15/62	5,108,000	3,311,503
2.987%, 11/1/63	289,000	197,970
Discovery Communications LLC 5.200%, 9/20/47	978,000	842,786
Fox Corp. 5.476%, 1/25/39	2,722,000	2,652,562
5.576%, 1/25/49	2,219,000	2,154,620
Interpublic Group of Cos., Inc. (The) 5.400%, 10/1/48	8,400,000	8,225,045
Paramount Global 6.875%, 4/30/36	4,187,000	4,385,948
5.900%, 10/15/40	1,328,000	1,251,996
4.375%, 3/15/43	678,000	525,166
Time Warner Cable LLC 5.875%, 11/15/40	4,068,000	3,730,112
4.500%, 9/15/42	1,041,000	812,042

		52,396,534

Wireless Telecommunication Services (1.5%)
America Movil SAB de CV 6.375%, 3/1/35	2,989,000	3,385,043
6.125%, 3/30/40	3,914,000	4,328,150
Rogers Communications, Inc. 5.450%, 10/1/43	1,064,000	1,047,334
5.000%, 3/15/44	3,712,000	3,444,536
T-Mobile USA, Inc. 4.500%, 4/15/50	8,235,000	7,331,044
3.600%, 11/15/60	1,969,000	1,432,054
Vodafone Group plc 6.250%, 11/30/32	258,000	282,100
6.150%, 2/27/37	10,509,000	11,357,282
4.250%, 9/17/50	2,709,000	2,280,615
5.125%, 6/19/59	1,140,000	1,062,362

		35,950,520

Total Communication Services		154,559,191

Consumer Discretionary (2.6%)
Auto Components (0.1%)
Aptiv plc 5.400%, 3/15/49	428,000	389,714
3.100%, 12/1/51	3,508,000	2,269,412

		2,659,126

Automobiles (0.2%)
General Motors Co. 6.600%, 4/1/36	3,313,000	3,358,725
5.150%, 4/1/38	1,991,000	1,757,744
5.200%, 4/1/45	1,110,000	936,711

		6,053,180

Hotels, Restaurants & Leisure (0.0%)†
McDonald’s Corp. 4.875%, 12/9/45	86,000	84,453
4.450%, 3/1/47	30,000	27,993
4.450%, 9/1/48	430,000	400,958
3.625%, 9/1/49	67,000	54,759
Starbucks Corp. 4.500%, 11/15/48	161,000	146,183

		714,346

Household Durables (0.3%)
M.D.C. Holdings, Inc. 6.000%, 1/15/43	2,605,000	2,133,559

See Notes to Financial Statements.

1095

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
PulteGroup, Inc. 7.875%, 6/15/32 (x)	$4,123,000	$4,738,197

		6,871,756

Internet & Direct Marketing Retail (0.9%)
Alibaba Group Holding Ltd. 4.000%, 12/6/37	8,295,000	7,166,631
3.150%, 2/9/51	200,000	137,210
Amazon.com, Inc. 4.800%, 12/5/34 (x)	413,000	433,974
3.875%, 8/22/37	322,000	305,092
4.950%, 12/5/44	1,106,000	1,167,548
4.050%, 8/22/47	1,820,000	1,723,377
3.250%, 5/12/61	541,000	411,348
eBay, Inc. 4.000%, 7/15/42	4,984,000	4,251,887
3.650%, 5/10/51	6,826,000	5,295,240

		20,892,307

Multiline Retail (0.4%)
Dollar Tree, Inc. 3.375%, 12/1/51	5,866,000	4,171,662
Target Corp. 7.000%, 1/15/38	2,991,000	3,714,467
3.625%, 4/15/46	1,628,000	1,414,570

		9,300,699

Specialty Retail (0.6%)
Home Depot, Inc. (The) 5.875%, 12/16/36	372,000	427,516
5.950%, 4/1/41	199,000	228,272
4.250%, 4/1/46	1,522,000	1,443,127
Lowe’s Cos., Inc. 3.700%, 4/15/46	1,134,000	921,901
4.050%, 5/3/47	124,000	103,452
3.000%, 10/15/50	394,000	274,760
TJX Cos., Inc. (The) 4.500%, 4/15/50	11,494,000	11,599,917

		14,998,945

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc. 3.250%, 3/27/40	2,736,000	2,327,246
3.875%, 11/1/45	1,462,000	1,343,490

		3,670,736

Total Consumer Discretionary		65,161,095

Consumer Staples (4.3%)
Beverages (1.8%)
Anheuser-Busch Cos. LLC 4.700%, 2/1/36	367,000	350,932
4.900%, 2/1/46	9,962,000	9,348,622
Anheuser-Busch InBev Worldwide, Inc. 8.000%, 11/15/39	132,000	168,317
4.350%, 6/1/40	13,250,000	11,938,816
5.550%, 1/23/49	4,035,000	4,140,559
5.800%, 1/23/59	819,000	849,876
Coca-Cola Co. (The) 2.875%, 5/5/41	755,000	621,689
4.200%, 3/25/50	3,053,000	3,003,176
2.750%, 6/1/60 (x)	1,068,000	773,786
Diageo Capital plc 5.875%, 9/30/36	727,000	817,136
3.875%, 4/29/43	922,000	819,841
Fomento Economico Mexicano SAB de CV 3.500%, 1/16/50	1,774,000	1,383,968
Molson Coors Beverage Co. 5.000%, 5/1/42	10,206,000	9,413,291
PepsiCo, Inc. 3.450%, 10/6/46	719,000	621,524

		44,251,533

Food & Staples Retailing (0.7%)
Kroger Co. (The) 5.150%, 8/1/43	283,000	278,485
Sysco Corp. 6.600%, 4/1/40	1,713,000	1,961,196
6.600%, 4/1/50	9,833,000	11,410,082
Walgreens Boots Alliance, Inc. 4.100%, 4/15/50	2,896,000	2,283,285
Walmart, Inc. 5.250%, 9/1/35	469,000	522,788
4.050%, 6/29/48	609,000	594,308

		17,050,144

Food Products (0.8%)
Archer-Daniels-Midland Co. 4.535%, 3/26/42	3,129,000	3,080,283
4.500%, 3/15/49	1,957,000	1,947,542
Conagra Brands, Inc. 5.400%, 11/1/48	10,853,000	10,230,501
General Mills, Inc. 5.400%, 6/15/40	147,000	151,684
4.700%, 4/17/48	390,000	374,159
Mead Johnson Nutrition Co. 4.600%, 6/1/44	755,000	738,546
Tyson Foods, Inc. 4.550%, 6/2/47	3,434,000	3,168,700

		19,691,415

Household Products (0.6%)
Colgate-Palmolive Co. 4.000%, 8/15/45	3,777,000	3,509,295
3.700%, 8/1/47	4,854,000	4,381,328
Kimberly-Clark Corp. 6.625%, 8/1/37	2,025,000	2,471,666
3.200%, 7/30/46	1,253,000	1,011,679
Procter & Gamble Co. (The) 3.600%, 3/25/50	2,515,000	2,323,053

		13,697,021

Tobacco (0.4%)
Altria Group, Inc. 2.450%, 2/4/32	147,000	110,528
3.875%, 9/16/46	849,000	573,570
5.950%, 2/14/49	3,077,000	2,708,058
Philip Morris International, Inc. 6.375%, 5/16/38	6,759,000	7,139,193
4.250%, 11/10/44	623,000	505,562

		11,036,911

Total Consumer Staples		105,727,024

See Notes to Financial Statements.

1096

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Energy (3.5%)
Energy Equipment & Services (0.0%)†
Baker Hughes Holdings LLC 4.080%, 12/15/47	$1,216,000	$1,029,402
NOV, Inc. 3.950%, 12/1/42	528,000	395,175

		1,424,577

Oil, Gas & Consumable Fuels (3.5%)
BP Capital Markets America, Inc. 2.939%, 6/4/51	2,365,000	1,695,001
Cenovus Energy, Inc. 6.800%, 9/15/37	9,509,000	10,518,715
5.400%, 6/15/47	477,000	460,454
Cheniere Corpus Christi Holdings LLC 2.742%, 12/31/39	501,000	391,532
Chevron Corp. 3.078%, 5/11/50	2,891,000	2,300,947
ConocoPhillips 5.900%, 10/15/32	314,000	344,894
ConocoPhillips Co. 4.025%, 3/15/62§	1,298,000	1,111,474
Devon Energy Corp. 5.600%, 7/15/41	44,000	44,171
Diamondback Energy, Inc. 4.400%, 3/24/51	2,455,000	2,120,707
Enbridge, Inc. 4.500%, 6/10/44	7,465,000	6,593,275
3.400%, 8/1/51	876,000	669,988
Energy Transfer LP 5.000%, 5/15/44 (e)	69,000	58,527
6.125%, 12/15/45	37,000	35,400
5.300%, 4/15/47	538,000	466,624
5.400%, 10/1/47	352,000	310,569
Enterprise Products Operating LLC 6.125%, 10/15/39	6,522,000	6,945,120
3.300%, 2/15/53	10,233,000	7,477,107
EOG Resources, Inc. 4.950%, 4/15/50	2,348,000	2,448,278
Exxon Mobil Corp. 4.227%, 3/19/40	2,176,000	2,062,486
4.327%, 3/19/50	4,865,000	4,604,588
Kinder Morgan, Inc. 3.250%, 8/1/50	957,000	665,480
Marathon Oil Corp. 6.800%, 3/15/32	2,830,000	3,048,077
6.600%, 10/1/37	1,319,000	1,395,403
5.200%, 6/1/45	890,000	823,156
Marathon Petroleum Corp. 6.500%, 3/1/41	268,000	294,081
4.750%, 9/15/44	1,055,000	939,821
5.000%, 9/15/54	2,494,000	2,264,510
MPLX LP 4.500%, 4/15/38	2,448,000	2,166,715
5.200%, 3/1/47	1,639,000	1,496,522
5.500%, 2/15/49	880,000	828,371
ONEOK Partners LP 6.125%, 2/1/41	86,000	82,225
ONEOK, Inc. 7.150%, 1/15/51	2,557,000	2,731,718
Phillips 66 4.650%, 11/15/34	258,000	251,078
5.875%, 5/1/42	1,742,000	1,880,377
Plains All American Pipeline LP 4.900%, 2/15/45	8,238,000	6,698,741
TransCanada PipeLines Ltd. 5.000%, 10/16/43	567,000	545,683
5.100%, 3/15/49	1,021,000	1,013,413
Valero Energy Corp. 6.625%, 6/15/37	1,214,000	1,324,357
Williams Cos., Inc. (The) 8.750%, 3/15/32 (e)	285,000	359,946
6.300%, 4/15/40	3,874,000	4,115,110
5.100%, 9/15/45	1,435,000	1,350,144

		84,934,785

Total Energy		86,359,362

Financials (6.4%)
Banks (3.8%)
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.81%), 4.244%, 4/24/38 (k)	1,495,000	1,378,956
5.875%, 2/7/42	12,210,000	13,232,677
(ICE LIBOR USD 3 Month + 1.99%), 4.443%, 1/20/48 (k)	3,129,000	2,887,753
(ICE LIBOR USD 3 Month + 1.52%), 4.330%, 3/15/50 (k)	152,000	137,211
(SOFR + 1.56%), 2.972%, 7/21/52 (k)	7,068,000	5,000,824
Citigroup, Inc. 6.125%, 8/25/36	2,750,000	2,947,428
(SOFR + 4.55%), 5.316%, 3/26/41 (k)	6,496,000	6,525,128
5.875%, 1/30/42	980,000	1,051,061
(ICE LIBOR USD 3 Month + 1.84%), 4.281%, 4/24/48 (k)	418,000	372,200
Cooperatieve Rabobank UA 5.250%, 5/24/41	396,000	429,226
5.250%, 8/4/45	6,825,000	6,703,464
Fifth Third Bancorp 8.250%, 3/1/38	5,188,000	6,611,633
HSBC Bank USA NA 7.000%, 1/15/39	7,457,000	8,835,676
HSBC Holdings plc 6.800%, 6/1/38	267,000	289,365
6.100%, 1/14/42	3,557,000	3,988,293
JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 1.36%), 3.882%, 7/24/38 (k)	159,000	140,690
5.400%, 1/6/42	163,000	167,248
(SOFR + 1.46%), 3.157%, 4/22/42 (k)	70,000	54,566
5.625%, 8/16/43	7,704,000	8,018,363
Kreditanstalt fuer Wiederaufbau
(Zero Coupon), 4/18/36	48,000	30,354
(Zero Coupon), 6/29/37	135,000	81,437

See Notes to Financial Statements.

1097

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Mitsubishi UFJ Financial Group, Inc. 4.153%, 3/7/39	$7,707,000	$7,055,014
Sumitomo Mitsui Financial Group, Inc. 2.930%, 9/17/41	212,000	154,484
US Bancorp (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 0.95%), 2.491%, 11/3/36 (k)	11,361,000	9,276,292
Wells Fargo & Co.
(SOFR + 2.53%), 3.068%, 4/30/41 (k)	4,004,000	3,129,632
5.606%, 1/15/44	151,000	152,540
3.900%, 5/1/45	408,000	341,324
(SOFR + 4.50%), 5.013%, 4/4/51 (k)	3,823,000	3,763,314

		92,756,153

Capital Markets (0.8%)
Brookfield Finance I UK plc 2.340%, 1/30/32	333,000	267,557
Brookfield Finance, Inc. 3.500%, 3/30/51	1,221,000	875,702
Credit Suisse Group AG 4.875%, 5/15/45	919,000	787,631
Goldman Sachs Group, Inc. (The) 6.750%, 10/1/37	130,000	144,439
(SOFR + 1.47%), 2.908%, 7/21/42 (k)	178,000	130,534
4.800%, 7/8/44	887,000	835,159
Intercontinental Exchange, Inc. 4.250%, 9/21/48	5,452,000	4,879,209
Moody’s Corp. 5.250%, 7/15/44	55,000	55,675
4.875%, 12/17/48	6,262,000	6,084,156
Morgan Stanley
(SOFR + 4.84%), 5.597%, 3/24/51 (k)	3,845,000	4,127,616
(SOFR + 1.43%), 2.802%, 1/25/52 (k)	111,000	77,104
Raymond James Financial, Inc. 4.950%, 7/15/46	1,631,000	1,608,197

		19,872,979

Consumer Finance (0.1%)
AerCap Ireland Capital DAC 3.850%, 10/29/41	3,271,000	2,351,714

Diversified Financial Services (0.3%)
National Rural Utilities Cooperative Finance Corp. 8.000%, 3/1/32	13,000	16,227
4.300%, 3/15/49	5,268,000	4,940,694
Shell International Finance BV 4.125%, 5/11/35	222,000	212,218
4.000%, 5/10/46	820,000	727,282

		5,896,421

Insurance (1.4%)
Alleghany Corp. 3.250%, 8/15/51	850,000	627,209
Allstate Corp. (The) 4.200%, 12/15/46	1,154,000	1,044,026
3.850%, 8/10/49	2,664,000	2,271,332
American International Group, Inc. 4.800%, 7/10/45	2,020,000	1,877,464
Aon Corp. 2.900%, 8/23/51	930,000	650,762
Aon Global Ltd. 4.750%, 5/15/45	846,000	775,688
Brighthouse Financial, Inc. 4.700%, 6/22/47	1,708,000	1,358,975
Chubb Corp. (The) 6.000%, 5/11/37	6,118,000	7,073,448
Chubb INA Holdings, Inc. 4.350%, 11/3/45	6,282,000	5,903,423
Fidelity National Financial, Inc. 3.200%, 9/17/51	4,340,000	2,755,839
Hartford Financial Services Group, Inc. (The) 2.900%, 9/15/51	166,000	116,311
Marsh & McLennan Cos., Inc. 5.875%, 8/1/33	11,000	12,034
4.900%, 3/15/49	23,000	22,758
MetLife, Inc. 5.700%, 6/15/35	126,000	137,829
6.400%, 12/15/36	170,000	168,300
10.750%, 8/1/39	175,000	230,883
4.875%, 11/13/43	686,000	681,368
Progressive Corp. (The) 4.125%, 4/15/47	832,000	762,245
3.950%, 3/26/50	691,000	611,989
Prudential Financial, Inc. 4.600%, 5/15/44	1,333,000	1,258,111
3.935%, 12/7/49	6,605,000	5,719,662
Travelers Cos., Inc. (The) 6.250%, 6/15/37	94,000	110,269
3.750%, 5/15/46	871,000	755,159
4.000%, 5/30/47	174,000	156,677
2.550%, 4/27/50	172,000	119,684

		35,201,445

Total Financials		156,078,712

Health Care (7.0%)
Biotechnology (1.4%)
AbbVie, Inc. 4.500%, 5/14/35	433,000	416,279
4.050%, 11/21/39	6,970,000	6,243,447
4.400%, 11/6/42	31,000	28,213
4.450%, 5/14/46	297,000	271,625
4.875%, 11/14/48	4,529,000	4,394,025
Amgen, Inc. 2.000%, 1/15/32	145,000	118,048
2.800%, 8/15/41	8,878,000	6,603,191
5.150%, 11/15/41	1,089,000	1,083,516
4.563%, 6/15/48	589,000	547,677
2.770%, 9/1/53	11,390,000	7,712,020
Baxalta, Inc. 5.250%, 6/23/45	2,075,000	2,071,933
Biogen, Inc. 5.200%, 9/15/45	2,833,000	2,727,162
3.150%, 5/1/50	1,279,000	882,434

See Notes to Financial Statements.

1098

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Gilead Sciences, Inc. 5.650%, 12/1/41	$1,510,000	$1,618,297
4.150%, 3/1/47	804,000	711,785

		35,429,652

Health Care Equipment & Supplies (0.4%)
Abbott Laboratories 4.750%, 11/30/36	2,206,000	2,332,229
6.150%, 11/30/37	470,000	553,689
4.750%, 4/15/43	150,000	154,382
Baxter International, Inc. 3.132%, 12/1/51	1,402,000	1,028,098
Becton Dickinson and Co. 4.669%, 6/6/47	145,000	136,020
Boston Scientific Corp. 4.700%, 3/1/49	4,319,000	4,134,583
Koninklijke Philips NV 5.000%, 3/15/42	87,000	84,074
Medtronic, Inc. 4.625%, 3/15/45	1,529,000	1,535,112
Stryker Corp. 4.375%, 5/15/44	157,000	142,364
4.625%, 3/15/46	144,000	138,261

		10,238,812

Health Care Providers & Services (2.7%)
AmerisourceBergen Corp. 4.300%, 12/15/47	1,551,000	1,393,358
Banner Health 2.907%, 1/1/42	5,162,000	4,064,492
Baylor Scott & White Holdings
Series 2021 2.839%, 11/15/50	1,487,000	1,087,498
Cardinal Health, Inc. 4.368%, 6/15/47	1,086,000	942,599
Children’s Health System of Texas 2.511%, 8/15/50	2,010,000	1,375,572
Cigna Corp. 3.200%, 3/15/40	7,987,000	6,338,677
6.125%, 11/15/41	261,000	287,991
4.800%, 7/15/46	1,279,000	1,221,418
CommonSpirit Health 3.910%, 10/1/50	1,192,000	953,304
CVS Health Corp. 4.780%, 3/25/38	480,000	460,183
2.700%, 8/21/40	219,000	159,279
5.125%, 7/20/45	1,135,000	1,098,589
5.050%, 3/25/48	10,191,000	9,804,252
Elevance Health, Inc. 4.650%, 1/15/43	1,627,000	1,548,193
3.125%, 5/15/50	3,631,000	2,765,761
3.600%, 3/15/51	1,927,000	1,597,205
HCA, Inc. 5.500%, 6/15/47	186,000	168,071
3.500%, 7/15/51	419,000	288,549
Humana, Inc. 4.950%, 10/1/44	909,000	887,151
Kaiser Foundation Hospitals
Series 2021 3.002%, 6/1/51	4,580,000	3,424,283
Laboratory Corp. of America Holdings 4.700%, 2/1/45	1,058,000	956,965
Mass General Brigham, Inc.
Series 2020 3.342%, 7/1/60	4,928,000	3,733,062
Memorial Sloan-Kettering Cancer Center
Series 2020 2.955%, 1/1/50	656,000	500,391
Providence St Joseph Health Obligated Group
Series 21A 2.700%, 10/1/51	4,788,000	3,399,494
Rady Children’s Hospital-San Diego
Series 21A 3.154%, 8/15/51	964,000	741,442
Sutter Health
Series 20A 3.161%, 8/15/40	679,000	531,619
3.361%, 8/15/50	2,003,000	1,552,735
UnitedHealth Group, Inc. 6.625%, 11/15/37	469,000	569,789
4.750%, 7/15/45	3,023,000	3,037,300
4.250%, 4/15/47	96,000	90,367
3.875%, 8/15/59	12,294,000	10,627,050
Yale-New Haven Health Services Corp.
Series 2020 2.496%, 7/1/50	1,023,000	705,998

		66,312,637

Life Sciences Tools & Services (0.1%)
Thermo Fisher Scientific, Inc. 4.100%, 8/15/47	2,116,000	1,970,275

Pharmaceuticals (2.4%)
AstraZeneca plc 4.000%, 9/18/42	9,162,000	8,504,865
4.375%, 11/16/45	1,084,000	1,047,590
4.375%, 8/17/48	5,814,000	5,737,076
Eli Lilly and Co. 4.150%, 3/15/59	673,000	642,351
GlaxoSmithKline Capital, Inc. 6.375%, 5/15/38	6,400,000	7,628,729
4.200%, 3/18/43	1,011,000	958,482
Johnson & Johnson 5.950%, 8/15/37	2,045,000	2,441,787
3.700%, 3/1/46	6,183,000	5,738,706
3.750%, 3/3/47	1,568,000	1,441,927
3.500%, 1/15/48	2,062,000	1,842,913
Merck & Co., Inc. 4.150%, 5/18/43	232,000	220,757
4.000%, 3/7/49	3,847,000	3,560,498
Novartis Capital Corp. 4.000%, 11/20/45	1,425,000	1,327,224
Pfizer, Inc. 3.900%, 3/15/39	33,000	31,302
7.200%, 3/15/39	9,451,000	12,415,145
4.300%, 6/15/43	179,000	173,320
4.125%, 12/15/46	227,000	217,999
4.200%, 9/15/48	3,343,000	3,276,714

See Notes to Financial Statements.

1099

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Takeda Pharmaceutical Co. Ltd. 3.025%, 7/9/40	$1,881,000	$1,454,784

		58,662,169

Total Health Care		172,613,545

Industrials (4.2%)
Aerospace & Defense (1.2%)
Boeing Co. (The) 5.705%, 5/1/40	3,793,000	3,558,379
3.850%, 11/1/48	38,000	27,447
5.805%, 5/1/50	7,543,000	6,944,965
5.930%, 5/1/60	762,000	697,585
General Dynamics Corp. 4.250%, 4/1/40	3,172,000	3,042,301
L3Harris Technologies, Inc. 5.054%, 4/27/45	896,000	877,872
Northrop Grumman Corp. 5.150%, 5/1/40	1,393,000	1,415,953
4.750%, 6/1/43	402,000	386,723
5.250%, 5/1/50	12,515,000	13,364,364
Raytheon Technologies Corp. 4.350%, 4/15/47	298,000	276,995

		30,592,584

Air Freight & Logistics (0.0%)†
FedEx Corp. 3.900%, 2/1/35	65,000	58,260
United Parcel Service, Inc. 6.200%, 1/15/38	113,000	132,134

		190,394

Building Products (0.0%)†
Johnson Controls International plc 6.000%, 1/15/36	596,000	656,423

Commercial Services & Supplies (0.6%)
California Endowment (The)
Series 2021 2.498%, 4/1/51	4,287,000	3,109,680
Ford Foundation (The)
Series 2020 2.815%, 6/1/70	3,280,000	2,274,249
Republic Services, Inc. 3.050%, 3/1/50 (x)	1,435,000	1,066,780
Rockefeller Foundation (The)
Series 2020 2.492%, 10/1/50 (x)	5,726,000	4,177,707
Waste Connections, Inc. 2.950%, 1/15/52	3,981,000	2,849,068
Waste Management, Inc. 2.500%, 11/15/50	1,480,000	1,002,729

		14,480,213

Electrical Equipment (0.2%)
Eaton Corp. 4.000%, 11/2/32	63,000	61,066
4.150%, 11/2/42	750,000	678,436
3.915%, 9/15/47	329,000	284,907
Rockwell Automation, Inc. 4.200%, 3/1/49	2,973,000	2,760,619

		3,785,028

Industrial Conglomerates (0.4%)
3M Co. 4.000%, 9/14/48	31,000	27,949
3.250%, 8/26/49	3,076,000	2,462,998
GE Capital International Funding Co. Unlimited Co. 4.418%, 11/15/35	2,468,000	2,308,075
Honeywell International, Inc. 3.812%, 11/21/47	3,876,000	3,562,346
2.800%, 6/1/50	2,915,000	2,259,570

		10,620,938

Machinery (0.4%)
Caterpillar, Inc. 5.200%, 5/27/41	28,000	30,304
3.803%, 8/15/42 (x)	522,000	477,015
4.750%, 5/15/64	522,000	530,456
Deere & Co. 3.900%, 6/9/42	503,000	471,046
2.875%, 9/7/49	804,000	637,759
3.750%, 4/15/50 (x)	665,000	604,973
Parker-Hannifin Corp. 4.000%, 6/14/49	7,155,000	6,010,398
Stanley Black & Decker, Inc. 2.750%, 11/15/50	2,206,000	1,546,733

		10,308,684

Road & Rail (1.4%)
Burlington Northern Santa Fe LLC 4.400%, 3/15/42	92,000	87,611
4.700%, 9/1/45	2,771,000	2,733,880
4.125%, 6/15/47	539,000	496,643
Canadian National Railway Co. 3.650%, 2/3/48	264,000	224,352
Canadian Pacific Railway Co. 5.950%, 5/15/37	1,433,000	1,585,288
6.125%, 9/15/15	1,880,000	1,970,771
CSX Corp. 6.150%, 5/1/37	32,000	36,134
4.100%, 3/15/44	32,000	28,304
4.750%, 11/15/48	4,706,000	4,585,787
Norfolk Southern Corp. 4.837%, 10/1/41	219,000	214,977
3.942%, 11/1/47	4,126,000	3,609,598
4.050%, 8/15/52	815,000	715,680
3.155%, 5/15/55	186,000	136,865
Union Pacific Corp. 3.200%, 5/20/41	2,710,000	2,217,937
3.750%, 2/5/70	7,186,000	5,754,843
3.799%, 4/6/71	10,842,000	8,785,392

		33,184,062

Total Industrials		103,818,326

Information Technology (4.0%)
Communications Equipment (0.0%)†
Cisco Systems, Inc. 5.500%, 1/15/40	30,000	33,011

Electronic Equipment, Instruments & Components (0.2%)
Corning, Inc. 4.750%, 3/15/42	81,000	76,764

See Notes to Financial Statements.

1100

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
5.350%, 11/15/48	$5,255,000	$5,350,239

		5,427,003

IT Services (0.8%)
Fiserv, Inc. 4.400%, 7/1/49	6,062,000	5,234,713
International Business Machines Corp. 5.600%, 11/30/39	5,135,000	5,443,247
2.850%, 5/15/40	6,647,000	5,053,087
4.700%, 2/19/46	319,000	301,118
Mastercard, Inc. 3.950%, 2/26/48	493,000	459,722
3.650%, 6/1/49	64,000	56,554
Visa, Inc. 3.650%, 9/15/47	3,769,000	3,347,700

		19,896,141

Semiconductors & Semiconductor Equipment (2.1%)
Applied Materials, Inc. 5.850%, 6/15/41	1,103,000	1,264,525
4.350%, 4/1/47	2,900,000	2,847,628
2.750%, 6/1/50 (x)	3,128,000	2,356,513
Broadcom, Inc. 3.187%, 11/15/36§	6,548,000	4,982,701
3.500%, 2/15/41§	806,000	612,159
3.750%, 2/15/51 (x)§	7,861,000	5,842,623
Intel Corp. 4.600%, 3/25/40	8,955,000	8,777,863
4.800%, 10/1/41	87,000	86,929
4.100%, 5/19/46	1,032,000	943,531
4.100%, 5/11/47	229,000	209,567
4.750%, 3/25/50	4,561,000	4,504,569
KLA Corp. 5.000%, 3/15/49	8,644,000	8,846,193
NVIDIA Corp. 3.700%, 4/1/60	3,562,000	3,012,002
NXP BV 3.250%, 5/11/41	1,943,000	1,463,079
QUALCOMM, Inc. 4.800%, 5/20/45	1,201,000	1,224,819
4.300%, 5/20/47	321,000	310,455
Texas Instruments, Inc. 4.150%, 5/15/48	406,000	392,164
TSMC Arizona Corp. 3.250%, 10/25/51 (x)	4,863,000	3,939,030

		51,616,350

Software (0.6%)
Microsoft Corp. 3.500%, 2/12/35	141,000	135,941
3.450%, 8/8/36	65,000	61,431
4.450%, 11/3/45 (x)	925,000	944,187
3.700%, 8/8/46	997,000	931,794
3.950%, 8/8/56	4,796,000	4,570,395
3.041%, 3/17/62	70,000	54,603
Oracle Corp. 4.300%, 7/8/34	145,000	126,650
3.900%, 5/15/35	215,000	177,762
6.500%, 4/15/38	346,000	357,511
3.600%, 4/1/40	6,377,000	4,779,672
4.500%, 7/8/44	571,000	464,947
3.950%, 3/25/51	2,184,000	1,610,987
4.375%, 5/15/55	305,000	230,916

		14,446,796

Technology Hardware, Storage & Peripherals (0.3%)
Apple, Inc. 4.500%, 2/23/36	439,000	458,858
4.250%, 2/9/47	30,000	29,723
2.850%, 8/5/61	884,000	642,679
Dell International LLC 8.100%, 7/15/36	2,559,000	2,994,125
8.350%, 7/15/46	584,000	734,848
Hewlett Packard Enterprise Co. 6.350%, 10/15/45 (e)	888,000	896,404

		5,756,637

Total Information Technology		97,175,938

Materials (2.0%)
Chemicals (1.1%)
Air Products and Chemicals, Inc. 2.700%, 5/15/40	1,383,000	1,096,271
Dow Chemical Co. (The) 9.400%, 5/15/39	4,030,000	5,784,273
5.550%, 11/30/48	8,251,000	8,669,863
DuPont de Nemours, Inc. 5.319%, 11/15/38	1,611,000	1,592,346
5.419%, 11/15/48	6,935,000	6,915,867
Ecolab, Inc. 5.500%, 12/8/41	1,435,000	1,594,542
3.950%, 12/1/47	202,000	184,547
Mosaic Co. (The) 5.625%, 11/15/43	985,000	1,019,231
Nutrien Ltd. 4.125%, 3/15/35	145,000	135,479
Sherwin-Williams Co. (The) 4.500%, 6/1/47	185,000	163,251

		27,155,670

Construction Materials (0.0%)†
Martin Marietta Materials, Inc. 3.200%, 7/15/51	51,000	36,036

Containers & Packaging (0.3%)
International Paper Co. 7.300%, 11/15/39	5,767,000	6,756,785
4.800%, 6/15/44	258,000	240,236
4.400%, 8/15/47	492,000	453,257
Packaging Corp. of America 4.050%, 12/15/49	898,000	747,757

		8,198,035

Metals & Mining (0.5%)
ArcelorMittal SA 6.750%, 3/1/41 (e)	1,435,000	1,371,645
Nucor Corp. 5.200%, 8/1/43	559,000	555,722
4.400%, 5/1/48	3,428,000	3,140,174
Rio Tinto Alcan, Inc. 5.750%, 6/1/35	747,000	828,181
Rio Tinto Finance USA plc 4.125%, 8/21/42	1,399,000	1,300,833

See Notes to Financial Statements.

1101

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Southern Copper Corp. 7.500%, 7/27/35	$1,539,000	$1,820,637
6.750%, 4/16/40	3,298,000	3,725,091
5.875%, 4/23/45	121,000	125,182

		12,867,465

Paper & Forest Products (0.1%)
Suzano Austria GmbH 3.125%, 1/15/32	2,470,000	1,855,588

Total Materials		50,112,794

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
American Tower Corp. (REIT) 3.700%, 10/15/49	384,000	287,306
2.950%, 1/15/51	2,209,000	1,486,302
AvalonBay Communities, Inc. (REIT) 4.150%, 7/1/47	538,000	481,921
ERP Operating LP (REIT) 4.500%, 7/1/44	205,000	188,443
Kimco Realty Corp. (REIT) 4.250%, 4/1/45	760,000	639,604
Office Properties Income Trust (REIT) 3.450%, 10/15/31	215,000	160,833
Prologis LP (REIT) 4.375%, 9/15/48	2,339,000	2,214,563
2.125%, 10/15/50	284,000	183,789
Realty Income Corp. (REIT) 4.650%, 3/15/47	269,000	261,764
Simon Property Group LP (REIT) 4.750%, 3/15/42	6,281,000	5,770,638
Ventas Realty LP (REIT) 5.700%, 9/30/43	470,000	479,974
Welltower, Inc. (REIT) 6.500%, 3/15/41	3,077,000	3,471,124
4.950%, 9/1/48	1,523,000	1,456,012

		17,082,273

Total Real Estate		17,082,273

Utilities (6.0%)
Electric Utilities (4.3%)
AEP Transmission Co. LLC 4.250%, 9/15/48	30,000	27,759
Arizona Public Service Co. 4.350%, 11/15/45	1,626,000	1,404,224
Baltimore Gas & Electric Co. 6.350%, 10/1/36	2,172,000	2,510,833
CenterPoint Energy Houston Electric LLC 4.500%, 4/1/44	511,000	496,058
Commonwealth Edison Co. 5.900%, 3/15/36	3,500,000	3,927,127
3.800%, 10/1/42	263,000	228,988
4.000%, 3/1/48	347,000	314,794
DTE Electric Co.
Series B 3.250%, 4/1/51	3,710,000	2,965,610
Duke Energy Carolinas LLC 6.050%, 4/15/38	5,463,000	6,117,799
4.250%, 12/15/41	93,000	86,400
3.450%, 4/15/51	5,398,000	4,434,480
Duke Energy Corp. 3.300%, 6/15/41	1,991,000	1,533,320
3.500%, 6/15/51	467,000	354,527
Duke Energy Florida LLC 6.400%, 6/15/38	7,694,000	9,124,926
Entergy Arkansas LLC 3.350%, 6/15/52	2,477,000	1,979,378
Entergy Corp. 3.750%, 6/15/50	1,800,000	1,424,086
Eversource Energy 3.450%, 1/15/50	3,723,000	2,864,745
Florida Power & Light Co. 5.690%, 3/1/40	408,000	453,153
4.050%, 10/1/44	7,794,000	7,139,898
Georgia Power Co.
Series B 3.700%, 1/30/50	1,501,000	1,202,699
Kentucky Utilities Co. 5.125%, 11/1/40	1,082,000	1,079,244
Nevada Power Co.
Series N 6.650%, 4/1/36	745,000	857,832
NSTAR Electric Co. 4.400%, 3/1/44	563,000	528,087
Oncor Electric Delivery Co. LLC 7.250%, 1/15/33	5,380,000	6,670,070
3.750%, 4/1/45	1,227,000	1,065,781
3.800%, 9/30/47	804,000	713,900
Pacific Gas and Electric Co. 4.200%, 6/1/41	1,656,000	1,230,745
3.500%, 8/1/50	11,087,000	7,425,025
PacifiCorp 6.000%, 1/15/39	6,808,000	7,497,887
4.150%, 2/15/50	338,000	303,092
2.900%, 6/15/52	7,791,000	5,719,528
PECO Energy Co. 2.850%, 9/15/51	1,077,000	795,294
Progress Energy, Inc. 7.000%, 10/30/31	309,000	347,110
Public Service Co. of Colorado 6.500%, 8/1/38	4,110,000	4,908,879
Public Service Electric & Gas Co. 3.800%, 3/1/46	1,072,000	948,950
2.050%, 8/1/50	1,438,000	906,374
Southern California Edison Co. 4.050%, 3/15/42	40,000	33,345
4.650%, 10/1/43	341,000	309,848
4.000%, 4/1/47	1,031,000	843,565
Series H 3.650%, 6/1/51	7,241,000	5,670,440
Southwestern Electric Power Co.
Series J 3.900%, 4/1/45	1,650,000	1,336,196
Virginia Electric and Power Co. 6.350%, 11/30/37	1,553,000	1,797,738
8.875%, 11/15/38	2,047,000	2,889,829
Series B 6.000%, 1/15/36	698,000	776,794
Xcel Energy, Inc. 3.500%, 12/1/49	1,708,000	1,353,580

		104,599,937

See Notes to Financial Statements.

1102

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EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Gas Utilities (0.2%)
Atmos Energy Corp. 2.850%, 2/15/52 (x)	$2,436,000	$1,753,054
CenterPoint Energy Resources Corp. 4.100%, 9/1/47	32,000	28,231
ONE Gas, Inc. 4.658%, 2/1/44	3,502,000	3,170,631
Southern California Gas Co.
Series UU 4.125%, 6/1/48	31,000	27,449

		4,979,365

Independent Power and Renewable Electricity Producers (0.1%)
Constellation Energy Generation LLC 5.750%, 10/1/41	1,092,000	1,059,037

Multi-Utilities (1.3%)
Berkshire Hathaway Energy Co. 4.500%, 2/1/45	1,770,000	1,643,161
2.850%, 5/15/51	82,000	58,258
Consolidated Edison Co. of New York, Inc. 4.450%, 3/15/44	8,335,000	7,663,297
4.500%, 5/15/58	431,000	393,143
3.600%, 6/15/61	8,380,000	6,589,420
Series 05-A 5.300%, 3/1/35	34,000	35,263
Series 08-B 6.750%, 4/1/38	4,025,000	4,715,251
Series E 4.650%, 12/1/48	61,000	58,135
Consumers Energy Co. 3.950%, 5/15/43	854,000	761,440
3.750%, 2/15/50	793,000	694,819
3.100%, 8/15/50	215,000	166,648
Dominion Energy, Inc.
Series A 4.600%, 3/15/49	459,000	429,445
NiSource, Inc. 5.650%, 2/1/45	4,981,000	5,014,610
San Diego Gas & Electric Co. 2.950%, 8/15/51	2,526,000	1,893,721
Sempra Energy 3.800%, 2/1/38	2,230,000	1,887,571
4.000%, 2/1/48	912,000	758,528
Southern Co. Gas Capital Corp. 3.950%, 10/1/46	160,000	130,874

		32,893,584

Water Utilities (0.1%)
American Water Capital Corp. 4.300%, 9/1/45	1,417,000	1,269,932
4.150%, 6/1/49	2,197,000	1,963,830

		3,233,762

Total Utilities		146,765,685

Total Corporate Bonds		1,155,453,945

Foreign Government Securities (3.9%)
Hungary Government Bond 7.625%, 3/29/41	68,000	78,595
Italian Republic Government Bond 5.375%, 6/15/33	60,000	62,638
4.000%, 10/17/49	437,000	366,517
3.875%, 5/6/51	11,999,000	9,604,747
Oriental Republic of Uruguay 7.625%, 3/21/36	377,768	470,864
Republic of Chile 3.100%, 5/7/41	10,909,000	8,323,567
3.100%, 1/22/61	2,453,000	1,653,935
Republic of Indonesia 3.050%, 3/12/51	7,300,000	5,539,678
3.350%, 3/12/71	485,000	340,160
Republic of Panama 2.252%, 9/29/32	6,446,000	5,031,103
6.700%, 1/26/36	368,000	397,854
4.500%, 4/1/56	8,944,000	7,114,952
Republic of Peru 3.300%, 3/11/41	1,025,000	770,287
3.550%, 3/10/51 (x)	5,034,000	3,748,128
2.780%, 12/1/60	635,000	392,232
3.230%, 7/28/21	577,000	354,422
Republic of Philippines 1.950%, 1/6/32 (x)	14,769,000	12,019,898
2.650%, 12/10/45	408,000	279,525
3.200%, 7/6/46	3,380,000	2,518,472
State of Israel Government Bond 3.875%, 7/3/50	3,436,000	3,021,103
4.500%, 4/3/20	950,000	860,938
United Mexican States 2.659%, 5/24/31	4,611,000	3,785,631
4.750%, 4/27/32 (x)	17,444,000	16,728,796
4.280%, 8/14/41	6,495,000	5,126,179
5.550%, 1/21/45 (x)	615,000	563,225
5.000%, 4/27/51 (x)	5,064,000	4,185,079
3.771%, 5/24/61	2,609,000	1,684,925

Total Foreign Government Securities		95,023,450

Municipal Bonds (2.7%)
Alabama Federal Aid Highway Finance Authority Taxable Special Obligation Revenue Bonds, Series 2021B 2.650%, 9/1/37	4,910,000	3,972,561
American Municipal Power, Inc. OH Combined Hydroelectric Projects Revenue Bonds, Taxable, Series 2010B 8.084%, 2/15/50	2,995,000	4,394,748
American Municipal Power, Inc. Prairie State Energy Campus Project Revenue Bonds, Series 2010 5.939%, 2/15/47	5,330,000	6,202,129
Charlotte-Mecklenburg Hospital Authority Atrium Health Taxable Health Care Revenue Bonds, Series 2021A 3.204%, 1/15/51	1,860,000	1,444,586

See Notes to Financial Statements.

1103

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EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Cities of Dallas and Fort Worth, Texas Dallas Fort Worth International Airport Joint Revenue Refunding Bonds, Series 2019A 2.994%, 11/1/38	$2,000,000	$1,737,576
Commonwealth of Massachusetts General Obligation Bonds, Series 2019H 2.900%, 9/1/49	1,615,000	1,259,114
Commonwealth of Massachusetts General Obligation Refunding Bonds, Series 2019D 2.663%, 9/1/39	1,182,279	979,127
County of Los Angeles Unified School District, General Obligation Bonds 6.758%, 7/1/34	1,990,000	2,377,214
County of Los Angeles Unified School District, General Obligation Bonds, Series 2009-KRY 5.750%, 7/1/34	4,615,000	5,126,959
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021A, ST APPROP 3.115%, 6/1/38	3,040,000	2,550,867
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021B, ST APPROP 2.746%, 6/1/34	3,200,000	2,758,507
Kansas Development Finance Authority Taxable Revenue Bonds, Series 2021K, BAM 2.774%, 5/1/51	4,900,000	3,770,678
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A 6.668%, 11/15/39	150,000	179,228
Metropolitan Transportation Authority, Taxable Revenue Green Bonds, Series 2020C-2 5.175%, 11/15/49	580,000	598,443
Michigan Finance Authority Hospital Revenue Refunding Bonds (Trinity Health Credit Group), Series 2019-T 3.384%, 12/1/40	1,825,000	1,571,800
Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Seventy-Fourth Series 4.458%, 10/1/62	3,900,000	3,792,033
Port Authority of New York and New Jersey Consolidated Bonds, Two Hundred First Series 4.229%, 10/15/57	1,470,000	1,376,354
Rutgers, The State University of New Jersey General Obligation Bonds, Series 2019-P 3.915%, 5/1/19	15,000	11,663
San Diego County Regional Transportation Commission Sales Tax Revenue Bonds, Series 2019A 3.248%, 4/1/48	3,130,000	2,678,456
State of California Various Purpose General Obligation Bonds 7.600%, 11/1/40	2,980,000	4,115,088
State of California Various Purpose General Obligation Bonds, Series 2010 7.625%, 3/1/40	4,735,000	6,400,165
State of California, Various Purposes, General Obligation Bonds, Series 2009 7.550%, 4/1/39	5,170,000	7,013,043
State of Illinois General Obligation Bonds, Taxable Build America Bonds, Series 2010-3 6.725%, 4/1/35	495,000	524,484
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010F 5.140%, 8/1/40	1,100,000	1,227,607
Texas Transportation Commission State of Texas General Obligation Mobility Fund Refunding Bonds, Taxable Series 2020 2.472%, 10/1/44	745,000	561,854

Total Municipal Bonds		66,624,284

Supranational (0.5%)
European Investment Bank 4.875%, 2/15/36	2,846,000	3,292,861
Inter-American Development Bank 3.200%, 8/7/42	31,000	28,666
4.375%, 1/24/44	27,000	29,580
International Bank for Reconstruction & Development 1.625%, 11/3/31	8,643,000	7,564,115

Total Supranational		10,915,222

U.S. Government Agency Securities (0.8%)
FHLB 5.500%, 7/15/36	4,730,000	5,701,040
FHLMC 6.250%, 7/15/32	3,758,000	4,680,918
FNMA 5.625%, 7/15/37	5,251,000	6,439,388
Tennessee Valley Authority 6.150%, 1/15/38	1,439,000	1,792,860
5.250%, 9/15/39	172,000	196,386
4.250%, 9/15/65	1,226,000	1,237,060

Total U.S. Government Agency Securities		20,047,652

U.S. Treasury Obligations (43.2%)
U.S. Treasury Bonds 4.375%, 11/15/39	2,111,600	2,449,456
3.875%, 8/15/40	68,400	74,064
4.250%, 11/15/40	102,400	116,227
1.875%, 2/15/41	14,815,900	11,688,357
2.250%, 5/15/41	129,892,400	108,987,842
4.375%, 5/15/41	169,600	195,173
1.750%, 8/15/41	219,806,100	168,220,356
3.750%, 8/15/41	30,800	32,520
2.000%, 11/15/41	155,650,400	124,350,085

See Notes to Financial Statements.

1104

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EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
3.125%, 11/15/41	$154,800	$149,365
3.125%, 2/15/42	146,400	140,864
3.000%, 5/15/42	162,100	152,729
2.750%, 8/15/42	174,900	157,711
2.750%, 11/15/42	188,400	169,619
3.125%, 2/15/43	220,200	210,394
2.875%, 5/15/43	205,700	188,583
3.625%, 8/15/43	27,948,400	28,832,581
3.750%, 11/15/43	666,500	700,866
3.625%, 2/15/44	404,600	417,370
3.125%, 8/15/44	263,000	250,672
3.000%, 11/15/44	250,400	233,420
2.500%, 2/15/45	255,500	218,133
3.000%, 5/15/45	250,500	233,904
2.875%, 8/15/45	268,800	245,784
3.000%, 11/15/45	228,900	214,166
2.500%, 5/15/46	803,500	685,988
2.250%, 8/15/46	428,100	347,645
2.875%, 11/15/46	22,082,000	20,267,136
3.000%, 2/15/47	21,637,200	20,345,730
3.000%, 5/15/47	21,783,900	20,510,903
2.750%, 8/15/47	22,337,800	20,123,041
2.750%, 11/15/47	322,300	290,876
3.000%, 2/15/48	21,207,600	20,133,965
3.125%, 5/15/48	21,211,700	20,678,094
3.375%, 11/15/48	20,379,300	20,862,646
2.875%, 5/15/49	1,346,800	1,265,585
2.250%, 8/15/49	7,013,100	5,802,253
2.375%, 11/15/49	186,511,100	158,825,859
2.000%, 2/15/50	109,561,600	85,629,238
1.875%, 2/15/51	36,964,800	27,977,733
2.375%, 5/15/51	142,822,100	121,577,313
2.000%, 8/15/51	60,935,000	47,510,258
1.875%, 11/15/51	24,477,600	18,526,483

Total U.S. Treasury Obligations		1,059,990,987

Total Long-Term Debt Securities (99.1%) (Cost $3,083,565,888)		2,432,375,205

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	4,000,000	4,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.3%)
Deutsche Bank Securities, Inc., 1.45%, dated 6/30/22, due 7/1/22, repurchase price $6,508,589, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $6,638,493. (xx)	$6,508,327	$6,508,327

Total Short-Term Investments (0.4%) (Cost $10,508,327)		10,508,327

Total Investments in Securities (99.5%) (Cost $3,094,074,215)		2,442,883,532
Other Assets Less Liabilities (0.5%)		12,379,375

Net Assets (100%)		$2,455,262,907

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2022, the market value of these securities amounted to $12,548,957 or 0.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2022. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2022.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $39,117,808. This was collateralized by $29,333,434 of various U.S. Government Treasury Securities, ranging from 0.125% - 3.125%, maturing 7/31/22 - 8/15/48 and by cash of $10,508,327 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar

See Notes to Financial Statements.

1105

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$24,319,665	$—	$24,319,665
Corporate Bonds
Communication Services	—	154,559,191	—	154,559,191
Consumer Discretionary	—	65,161,095	—	65,161,095
Consumer Staples	—	105,727,024	—	105,727,024
Energy	—	86,359,362	—	86,359,362
Financials	—	156,078,712	—	156,078,712
Health Care	—	172,613,545	—	172,613,545
Industrials	—	103,818,326	—	103,818,326
Information Technology	—	97,175,938	—	97,175,938
Materials	—	50,112,794	—	50,112,794
Real Estate	—	17,082,273	—	17,082,273
Utilities	—	146,765,685	—	146,765,685
Foreign Government Securities	—	95,023,450	—	95,023,450
Municipal Bonds	—	66,624,284	—	66,624,284
Short-Term Investments
Investment Company	4,000,000	—	—	4,000,000
Repurchase Agreement	—	6,508,327	—	6,508,327
Supranational	—	10,915,222	—	10,915,222
U.S. Government Agency Securities	—	20,047,652	—	20,047,652
U.S. Treasury Obligations	—	1,059,990,987	—	1,059,990,987

Total Assets	$4,000,000	$2,438,883,532	$—	$2,442,883,532

Total Liabilities	$—	$—	$—	$—

Total	$4,000,000	$2,438,883,532	$—	$2,442,883,532

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$68,842,241
Long-term U.S. government debt securities	601,574,798

$670,417,039

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$257,755,535
Long-term U.S. government debt securities	590,295,682

$848,051,217

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$209,701
Aggregate gross unrealized depreciation	(651,470,288)

Net unrealized depreciation	$(651,260,587)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,094,144,119

See Notes to Financial Statements.

1106

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EQ/LONG-TERM BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $3,087,565,888)	$2,436,375,205
Repurchase Agreements (Cost $6,508,327)	6,508,327
Dividends, interest and other receivables	23,571,345
Receivable for securities sold	6,692,964
Receivable for Portfolio shares sold	47,044
Deferred offering cost	8,708
Securities lending income receivable	5,043
Other assets	34,651

Total assets	2,473,243,287

LIABILITIES
Payable for return of collateral on securities loaned	10,508,327
Payable for securities purchased	3,746,438
Overdraft payable	2,296,152
Payable for Portfolio shares redeemed	627,092
Investment management fees payable	577,544
Administrative fees payable	187,078
Trustees’ fees payable	20
Distribution fees payable – Class IB	16
Accrued expenses	37,713

Total liabilities	17,980,380

NET ASSETS	$2,455,262,907

Net assets were comprised of:
Paid in capital	$3,161,358,490
Total distributable earnings (loss)	(706,095,583)

Net assets	$2,455,262,907

Class IB
Net asset value, offering and redemption price per share, $77,397 / 10,022 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.72

Class K
Net asset value, offering and redemption price per share, $2,455,185,510 / 317,462,502 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.73

(x)	Includes value of securities on loan of $39,117,808.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Interest	$42,706,484
Dividends	20,166
Securities lending (net)	34,876

Total income	42,761,526

EXPENSES
Investment management fees	4,724,685
Administrative fees	1,289,387
Professional fees	68,838
Printing and mailing expenses	51,829
Offering costs	49,257
Trustees’ fees	44,958
Custodian fees	12,141
Distribution fees – Class IB	106
Miscellaneous	1,007

Gross expenses	6,242,208
Less: Waiver from investment manager	(611,661)

Net expenses	5,630,547

NET INVESTMENT INCOME (LOSS)	37,130,979

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(93,692,958)
Net change in unrealized appreciation (depreciation) on investments in securities	(645,294,502)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(738,987,460)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(701,856,481)

See Notes to Financial Statements.

1107

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EQ/LONG-TERM BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	August 2, 2021* to December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$37,130,979	$10,436,283
Net realized gain (loss)	(93,692,958)	1,508,017
Net change in unrealized appreciation (depreciation)	(645,294,502)	(5,896,181)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(701,856,481)	6,048,119

Distributions to shareholders:
Class IB	—	(218)
Class K	—	(10,328,429)

Total distributions to shareholders	—	(10,328,647)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 0 and 10,000 shares ]	—	100,000
Capital shares issued in reinvestment of dividends and distributions [ 0 and 22 shares, respectively ]	—	218

Total Class B transactions	—	100,218

Class K
Capital shares sold [ 1,166,994 and 348,451,782 shares, respectively ]	10,257,676	3,427,212,141
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,047,435 shares, respectively ]	—	10,328,429
Capital shares repurchased [ (27,722,524) and (5,481,185) shares, respectively ]	(232,366,139)	(54,132,409)

Total Class K transactions	(222,108,463)	3,383,408,161

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(222,108,463)	3,383,508,379

TOTAL INCREASE (DECREASE) IN NET ASSETS	(923,964,944)	3,379,227,851
NET ASSETS:
Beginning of period	3,379,227,851	—

End of period	$2,455,262,907	$3,379,227,851

* Commencement of Operations.

See Notes to Financial Statements.

1108

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2022 (Unaudited)		August 2, 2021* to December 31, 2021
Net asset value, beginning of period	$9.82		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.07
Net realized and unrealized gain (loss)	(2.20)		(0.23)

Total from investment operations	(2.10)		(0.16)

Less distributions:
Dividends from net investment income	—		(0.02)
Distributions from net realized gains	—		—	#

Total dividends and distributions	—		(0.02)

Net asset value, end of period	$7.72		$9.82

Total return (b)	(21.38)%		(1.58)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$77		$98
Ratio of expenses to average net assets:
After waivers (a)(f)	0.65%		0.65%
Before waivers (a)(f)	0.69%		1.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.40%		1.69	%(l)
Before waivers (a)(f)	2.35%		0.64	%(l)
Portfolio turnover rate^	23	%(z)	10	%(z)

Class K	Six Months Ended June 30, 2022 (Unaudited)		August 2, 2021* to December 31, 2021
Net asset value, beginning of period	$9.82		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.08
Net realized and unrealized gain (loss)	(2.20)		(0.23)

Total from investment operations	(2.09)		(0.15)

Less distributions:
Dividends from net investment income	—		(0.03)
Distributions from net realized gains	—		—	#

Total dividends and distributions	—		(0.03)

Net asset value, end of period	$7.73		$9.82

Total return (b)	(21.28)%		(1.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,455,186		$3,379,129
Ratio of expenses to average net assets:
After waivers (a)(f)	0.40%		0.40%
Before waivers (a)(f)	0.44%		0.45%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.64%		2.02	%(l)
Before waivers (a)(f)	2.59%		1.98	%(l)
Portfolio turnover rate^	23	%(z)	10	%(z)
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1109

EQ/LOOMIS SAYLES GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Information Technology	28.4%
Health Care	21.0
Consumer Discretionary	16.2
Communication Services	15.2
Industrials	6.7
Consumer Staples	6.1
Financials	4.9
Repurchase Agreements	2.6
Investment Company	0.8
Cash and Other	(1.9)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IA
Actual	$1,000.00	$698.60	$4.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class IB
Actual	1,000.00	698.10	4.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class K
Actual	1,000.00	698.70	3.37
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.05%, 1.05% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1110

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (15.2%)
Entertainment (5.1%)
Netflix, Inc.*	83,896	$14,670,893
Walt Disney Co. (The)*	170,037	16,051,493

		30,722,386

Interactive Media & Services (10.1%)
Alphabet, Inc., Class A*	9,820	21,400,333
Alphabet, Inc., Class C*	6,331	13,848,746
Meta Platforms, Inc., Class A*	153,474	24,747,683

		59,996,762

Total Communication Services		90,719,148

Consumer Discretionary (16.2%)
Automobiles (2.8%)
Tesla, Inc.*	25,210	16,976,918

Hotels, Restaurants & Leisure (4.7%)
Starbucks Corp.	163,843	12,515,966
Yum China Holdings, Inc.	188,020	9,118,970
Yum! Brands, Inc.	57,827	6,563,943

		28,198,879

Internet & Direct Marketing Retail (7.6%)
Alibaba Group Holding Ltd. (ADR)*	92,867	10,557,121
Amazon.com, Inc.*	326,663	34,694,877

		45,251,998

Textiles, Apparel & Luxury Goods (1.1%)
Under Armour, Inc., Class A*	769,451	6,409,527

Total Consumer Discretionary		96,837,322

Consumer Staples (6.1%)
Beverages (6.1%)
Boston Beer Co., Inc. (The), Class A*	21,165	6,412,360
Monster Beverage Corp.*	325,422	30,166,620

Total Consumer Staples		36,578,980

Financials (4.9%)
Capital Markets (4.9%)
FactSet Research Systems, Inc.	27,084	10,415,694
MSCI, Inc.	22,667	9,342,204
SEI Investments Co.	169,572	9,160,279

Total Financials		28,918,177

Health Care (21.0%)
Biotechnology (7.7%)
Alnylam Pharmaceuticals, Inc.*	108,163	15,775,574
BioMarin Pharmaceutical, Inc.*	79,445	6,583,607
CRISPR Therapeutics AG (x)*	127,138	7,726,176
Regeneron Pharmaceuticals, Inc.*	26,532	15,683,861

		45,769,218

Health Care Equipment & Supplies (0.8%)
Intuitive Surgical, Inc.*	24,166	4,850,358

Health Care Technology (4.2%)
Doximity, Inc., Class A (x)*	377,551	13,146,326
Veeva Systems, Inc., Class A*	60,014	11,885,173

		25,031,499

Life Sciences Tools & Services (1.8%)
Illumina, Inc.*	59,506	10,970,526

Pharmaceuticals (6.5%)
Novartis AG (ADR)	212,198	17,937,097
Novo Nordisk A/S (ADR)	68,326	7,613,566
Roche Holding AG (ADR)	311,548	12,994,667

		38,545,330

Total Health Care		125,166,931

Industrials (6.7%)
Aerospace & Defense (4.3%)
Boeing Co. (The)*	186,233	25,461,776

Air Freight & Logistics (1.3%)
Expeditors International of Washington, Inc.	80,184	7,814,732

Machinery (1.1%)
Deere & Co.	22,206	6,650,031

Total Industrials		39,926,539

Information Technology (28.4%)
IT Services (7.9%)
Block, Inc., Class A*	107,539	6,609,347
PayPal Holdings, Inc.*	110,744	7,734,361
Shopify, Inc., Class A*	174,300	5,445,132
Visa, Inc., Class A	139,096	27,386,611

		47,175,451

Semiconductors & Semiconductor Equipment (6.7%)
NVIDIA Corp.	175,890	26,663,165
QUALCOMM, Inc.	103,948	13,278,318

		39,941,483

Software (13.8%)
Autodesk, Inc.*	107,468	18,480,197
Microsoft Corp.	70,981	18,230,050
Oracle Corp.	310,195	21,673,325
Salesforce, Inc.*	80,690	13,317,077
Workday, Inc., Class A*	73,527	10,262,899

		81,963,548

Total Information Technology		169,080,482

Total Common Stocks (98.5%) (Cost $431,122,627)		587,227,579

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.8%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	5,000,000	5,000,000

See Notes to Financial Statements.

1111

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EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.6%)
CF Secured LLC, 1.48%, dated 6/30/22, due 7/1/22, repurchase price $5,000,206, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.250%, maturing 9/30/23-11/15/40; total market value $5,100,210. (xx)	$5,000,000	$5,000,000
Deutsche Bank Securities, Inc., 1.45%, dated 6/30/22, due 7/1/22, repurchase price $6,958,714, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $7,097,602. (xx)	6,958,434	6,958,434
MetLife, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $2,000,083, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-11/15/47; total market value $2,040,901. (xx)	2,000,000	2,000,000
National Bank of Canada, 1.70%, dated 6/30/22, due 7/7/22, repurchase price $1,300,430, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 11/3/22-2/15/51; total market value $1,433,649. (xx)	1,300,000	1,300,000

Total Repurchase Agreements		15,258,434

Total Short-Term Investments (3.4%) (Cost $20,258,434)		20,258,434

Total Investments in Securities (101.9%) (Cost $451,381,061)		607,486,013
Other Assets Less Liabilities (-1.9%)		(11,296,371)

Net Assets (100%)		$596,189,642

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $17,976,889. This was collateralized by cash of $20,258,434 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$90,719,148	$—	$—	$90,719,148
Consumer Discretionary	96,837,322	—	—	96,837,322
Consumer Staples	36,578,980	—	—	36,578,980
Financials	28,918,177	—	—	28,918,177
Health Care	125,166,931	—	—	125,166,931
Industrials	39,926,539	—	—	39,926,539
Information Technology	169,080,482	—	—	169,080,482
Short-Term Investments
Investment Company	5,000,000	—	—	5,000,000
Repurchase Agreements	—	15,258,434	—	15,258,434

Total Assets	$592,227,579	$15,258,434	$—	$607,486,013

Total Liabilities	$—	$—	$—	$—

Total	$592,227,579	$15,258,434	$—	$607,486,013

See Notes to Financial Statements.

1112

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EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$163,015,676
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$152,011,169

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$229,154,735
Aggregate gross unrealized depreciation	(73,397,442)

Net unrealized appreciation	$155,757,293

Federal income tax cost of investments in securities and derivative instruments, if applicable	$451,728,720

See Notes to Financial Statements.

1113

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $436,122,627)	$592,227,579
Repurchase Agreements (Cost $15,258,434)	15,258,434
Cash	13,201,494
Receivable for Portfolio shares sold	91,502
Dividends, interest and other receivables	32,231
Securities lending income receivable	4,392
Other assets	6,879

Total assets	620,822,511

LIABILITIES
Payable for return of collateral on securities loaned	20,258,434
Payable for securities purchased	3,456,718
Payable for Portfolio shares redeemed	410,963
Investment management fees payable	339,609
Distribution fees payable – Class IB	60,865
Administrative fees payable	46,389
Distribution fees payable – Class IA	13,542
Accrued expenses	46,349

Total liabilities	24,632,869

NET ASSETS	$596,189,642

Net assets were comprised of:
Paid in capital	$365,921,315
Total distributable earnings (loss)	230,268,327

Net assets	$596,189,642

Class IA
Net asset value, offering and redemption price per share, $63,005,528 / 7,724,590 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.16

Class IB
Net asset value, offering and redemption price per share, $286,445,133 / 34,878,085 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.21

Class K
Net asset value, offering and redemption price per share, $246,738,981 / 30,037,511 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.21

(x)	Includes value of securities on loan of $17,976,889.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (net of $448,521 foreign withholding tax)	$2,198,207
Interest	8,408
Securities lending (net)	14,770

Total income	2,221,385

EXPENSES
Investment management fees	2,606,326
Distribution fees – Class IB	433,085
Administrative fees	318,183
Distribution fees – Class IA	97,955
Professional fees	34,957
Custodian fees	21,688
Printing and mailing expenses	18,945
Trustees’ fees	11,170
Miscellaneous	7,825

Gross expenses	3,550,134
Less: Waiver from investment manager	(242,750)

Net expenses	3,307,384

NET INVESTMENT INCOME (LOSS)	(1,085,999)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	48,032,545
Net change in unrealized appreciation (depreciation) on investments in securities	(296,958,818)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(248,926,273)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(250,012,272)

See Notes to Financial Statements.

1114

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EQ/LOOMIS SAYLES GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,085,999)	$(3,403,373)
Net realized gain (loss)	48,032,545	77,873,438
Net change in unrealized appreciation (depreciation)	(296,958,818)	48,870,964

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(250,012,272)	123,341,029

Distributions to shareholders:
Class IA	—	(9,353,490)
Class IB	—	(39,901,408)
Class K	—	(30,280,269)

Total distributions to shareholders	—	(79,535,167)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 281,190 and 485,791 shares, respectively ]	2,657,843	5,797,610
Capital shares issued in reinvestment of distributions [ 0 and 793,315 shares, respectively ]	—	9,353,490
Capital shares repurchased [ (853,787) and (1,593,413) shares, respectively ]	(8,169,557)	(19,094,050)

Total Class IA transactions	(5,511,714)	(3,942,950)

Class IB
Capital shares sold [ 1,693,024 and 2,606,930 shares, respectively ]	16,571,325	31,753,579
Capital shares issued in reinvestment of distributions [ 0 and 3,361,558 shares, respectively ]	—	39,901,408
Capital shares repurchased [ (2,676,888) and (4,657,571) shares, respectively ]	(26,393,644)	(56,908,113)

Total Class IB transactions	(9,822,319)	14,746,874

Class K
Capital shares sold [ 4,389,037 and 170,889 shares, respectively ]	38,708,006	2,102,120
Capital shares issued in reinvestment of distributions [ 0 and 2,554,388 shares, respectively ]	—	30,280,269
Capital shares repurchased [ (1,475,394) and (3,230,432) shares, respectively ]	(14,452,644)	(38,256,167)

Total Class K transactions	24,255,362	(5,873,778)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	8,921,329	4,930,146

TOTAL INCREASE (DECREASE) IN NET ASSETS	(241,090,943)	48,736,008
NET ASSETS:
Beginning of period	837,280,585	788,544,577

End of period	$596,189,642	$837,280,585

See Notes to Financial Statements.

1115

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EQ/LOOMIS SAYLES GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IA			2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.68		$11.09	$9.25	$7.45	$8.54	$6.52

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02	)(1)	(0.06)	(0.03)	— #	0.01	— #
Net realized and unrealized gain (loss)	(3.50)		1.84	2.86	2.32	(0.21)	2.25

Total from investment operations	(3.52)		1.78	2.83	2.32	(0.20)	2.25

Less distributions:
Dividends from net investment income	—		—	—	— #	(0.01)	(0.01)
Distributions from net realized gains	—		(1.19)	(0.99)	(0.52)	(0.88)	(0.22)

Total dividends and distributions	—		(1.19)	(0.99)	(0.52)	(0.89)	(0.23)

Net asset value, end of period	$8.16		$11.68	$11.09	$9.25	$7.45	$8.54

Total return (b)	(30.14)%		16.22%	30.95%	31.33%	(3.03)%	34.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$63,006		$96,906	$95,527	$81,449	$65,569	$65,170
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%		1.05%	1.05%	1.05%	1.05%	1.05%
Before waivers (a)(f)	1.12%		1.11%	1.13%	1.13%	1.13%	1.13%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.41	)%(aa)	(0.51)%	(0.33)%	— %‡‡	0.11%	0.04%
Before waivers (a)(f)	(0.48	)%(aa)	(0.57)%	(0.40)%	(0.07)%	0.04%	(0.04)%
Portfolio turnover rate^	22	%(z)	8%	20%	7%	9%	6%

See Notes to Financial Statements.

1116

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EQ/LOOMIS SAYLES GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.76		$11.16	$9.31	$7.49	$8.58	$6.55

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02	)(1)	(0.06)	(0.03)	— #	0.01	— #
Net realized and unrealized gain (loss)	(3.53)		1.85	2.87	2.34	(0.21)	2.26

Total from investment operations	(3.55)		1.79	2.84	2.34	(0.20)	2.26

Less distributions:
Dividends from net investment income	—		—	—	— #	(0.01)	(0.01)
Distributions from net realized gains	—		(1.19)	(0.99)	(0.52)	(0.88)	(0.22)

Total dividends and distributions	—		(1.19)	(0.99)	(0.52)	(0.89)	(0.23)

Net asset value, end of period	$8.21		$11.76	$11.16	$9.31	$7.49	$8.58

Total return (b)	(30.19)%		16.20%	30.86%	31.44%	(3.01)%	34.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$286,445		$421,734	$385,668	$321,838	$258,438	$275,133
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%		1.05%	1.05%	1.05%	1.05%	1.05%
Before waivers (a)(f)	1.12%		1.11%	1.13%	1.13%	1.13%	1.13%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.41	)%(aa)	(0.51)%	(0.33)%	— %‡‡	0.12%	0.04%
Before waivers (a)(f)	(0.48	)%(aa)	(0.57)%	(0.41)%	(0.07)%	0.04%	(0.03)%
Portfolio turnover rate^	22	%(z)	8%	20%	7%	9%	6%

See Notes to Financial Statements.

1117

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EQ/LOOMIS SAYLES GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.75		$11.12	$9.26	$7.45	$8.54	$6.51

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01	)(1)	(0.03)	(0.01)	0.02	0.03	0.02
Net realized and unrealized gain (loss)	(3.53)		1.85	2.86	2.33	(0.21)	2.26

Total from investment operations	(3.54)		1.82	2.85	2.35	(0.18)	2.28

Less distributions:
Dividends from net investment income	—		—	—	(0.02)	(0.03)	(0.03)
Distributions from net realized gains	—		(1.19)	(0.99)	(0.52)	(0.88)	(0.22)

Total dividends and distributions	—		(1.19)	(0.99)	(0.54)	(0.91)	(0.25)

Net asset value, end of period	$8.21		$11.75	$11.12	$9.26	$7.45	$8.54

Total return (b)	(30.13)%		16.54%	31.13%	31.78%	(2.77)%	35.01%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$246,739		$318,641	$307,350	$261,754	$254,494	$338,898
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80%		0.80%	0.80%	0.80%	0.80%	0.80%
Before waivers (a)(f)	0.87%		0.86%	0.88%	0.88%	0.88%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.16	)%(aa)	(0.26)%	(0.08)%	0.26%	0.37%	0.30%
Before waivers (a)(f)	(0.23	)%(aa)	(0.32)%	(0.16)%	0.18%	0.29%	0.22%
Portfolio turnover rate^	22	%(z)	8%	20%	7%	9%	6%
‡‡	Amount is less than 0.005%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.04), $(0.04) and $(0.03) for Class IA, Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.35% lower.

See Notes to Financial Statements.

1118

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	Market Value	% of Net Assets
Consumer Staples	$171,506,669	16.7%
Industrials	164,564,618	16.0
Health Care	139,985,068	13.6
Financials	121,817,223	11.8
Materials	119,824,662	11.7
Consumer Discretionary	118,809,078	11.6
Information Technology	117,729,336	11.5
Communication Services	31,576,490	3.1
Energy	20,010,117	1.9
Utilities	9,531,574	0.9
Cash and Other	12,849,978	1.2

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IA
Actual	$1,000.00	$805.80	$4.93
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class IB
Actual	1,000.00	806.30	4.93
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class K
Actual	1,000.00	807.20	3.81
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.10%, 1.10% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (0.7%)
Santos Ltd.	1,103,260	$5,624,355
WiseTech Global Ltd.	68,674	1,781,291

		7,405,646

Brazil (0.3%)
Hypera SA*	480,134	3,492,668

Canada (7.8%)
Agnico Eagle Mines Ltd.	267,438	12,241,646
Canadian National Railway Co.	149,935	16,863,189
Canadian Pacific Railway Ltd.	140,957	9,845,746
Element Fleet Management Corp.	1,095,212	11,418,385
Franco-Nevada Corp.	105,814	13,918,914
Ritchie Bros Auctioneers, Inc.	242,854	15,800,981

		80,088,861

China (5.7%)
Alibaba Group Holding Ltd.*	993,100	14,166,285
China Resources Gas Group Ltd.	2,026,000	9,531,574
Kingsoft Corp. Ltd.	987,400	3,869,672
Ping An Insurance Group Co. of China Ltd., Class H	839,000	5,807,248
Prosus NV*	76,827	5,077,367
Tencent Holdings Ltd.	289,700	13,156,290
Yum China Holdings, Inc. (Hong Kong stock exchange)	50,450	2,466,852
Yum China Holdings, Inc. (New York stock exchange)	97,901	4,748,198

		58,823,486

Denmark (1.4%)
Novo Nordisk A/S, Class B	127,906	14,196,462

France (11.8%)
Air Liquide SA	134,994	18,246,038
Capgemini SE	59,594	10,305,534
Dassault Systemes SE	145,713	5,399,148
EssilorLuxottica SA	161,077	24,364,179
Kering SA	21,045	10,934,110
LVMH Moet Hennessy Louis Vuitton SE	51,378	31,707,068
Pernod Ricard SA	108,517	20,101,224

		121,057,301

Germany (7.5%)
Bayer AG (Registered)	261,745	15,551,189
Deutsche Boerse AG	72,676	12,155,375
GEA Group AG	310,014	10,683,353
SAP SE	313,589	28,568,794
Symrise AG	96,407	10,491,936

		77,450,647

Hong Kong (3.2%)
AIA Group Ltd.	2,954,369	32,451,235

India (5.1%)
HDFC Bank Ltd.	1,319,587	22,576,707
ITC Ltd.	2,464,054	8,544,536
Reliance Industries Ltd.*	436,900	14,385,762
UPL Ltd.	846,185	6,787,555

		52,294,560

Ireland (1.2%)
Flutter Entertainment plc*	121,568	12,213,842

Israel (0.4%)
Nice Ltd. (ADR)*	19,838	3,817,823

Italy (1.0%)
Prysmian SpA	371,450	10,250,912

Japan (8.5%)
AEON Financial Service Co. Ltd.	400,600	3,775,676
Hitachi Ltd.	706,700	33,484,310
Kao Corp.	147,800	5,964,712
Koito Manufacturing Co. Ltd.	134,900	4,285,456
Kose Corp.	42,300	3,851,576
Nitto Denko Corp.	108,200	7,008,615
Oracle Corp.	76,000	4,389,192
Showa Denko KK	271,800	4,624,453
Sugi Holdings Co. Ltd.	100,200	4,392,041
Terumo Corp.	304,400	9,179,217
Z Holdings Corp.	2,295,500	6,715,669

		87,670,917

Mexico (0.9%)
Grupo Financiero Banorte SAB de CV, Class O	1,020,142	5,701,980
Wal-Mart de Mexico SAB de CV	1,179,643	4,059,340

		9,761,320

Netherlands (1.7%)
Akzo Nobel NV	143,692	9,493,539
ASML Holding NV	17,469	8,431,027

		17,924,566

Peru (0.7%)
Credicorp Ltd.	61,626	7,389,574

Singapore (1.5%)
DBS Group Holdings Ltd.	712,900	15,259,197

South Korea (1.6%)
Amorepacific Corp.	73,126	7,339,095
Hugel, Inc.*	11,733	951,719
NAVER Corp.	42,230	7,834,859

		16,125,673

Spain (0.9%)
Amadeus IT Group SA*	157,147	8,829,199

Sweden (2.6%)
Assa Abloy AB, Class B	564,140	12,072,563
Swedish Match AB	1,405,808	14,354,955

		26,427,518

Switzerland (4.2%)
Alcon, Inc.	47,044	3,286,225
Novartis AG (Registered)	368,995	31,213,985
Sika AG (Registered)	36,264	8,365,932

		42,866,142

Taiwan (4.3%)
Delta Electronics, Inc.	1,741,000	12,897,745
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	384,438	31,427,806

		44,325,551

See Notes to Financial Statements.

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EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
United Kingdom (11.5%)
AVEVA Group plc	68,864	$1,881,777
Burberry Group plc	392,511	7,852,229
Diageo plc	591,554	25,520,709
Experian plc	450,025	13,192,512
Just Eat Takeaway.com NV (m)*	62,132	993,492
Linde plc	99,782	28,646,034
London Stock Exchange Group plc	56,819	5,281,846
Ocado Group plc*	149,182	1,418,785
Reckitt Benckiser Group plc	352,007	26,439,603
Rolls-Royce Holdings plc*	7,158,497	7,239,506

		118,466,493

United States (14.3%)
Ingersoll Rand, Inc.	197,920	8,328,473
Nestle SA (Registered)	422,090	49,520,093
QIAGEN NV*	314,465	14,768,162
Roche Holding AG	141,826	47,345,441
Schneider Electric SE	226,247	26,803,073

		146,765,242

Total Investments in Securities (98.8%) (Cost $755,238,099)		1,015,354,835
Other Assets Less Liabilities (1.2%)		12,849,978

Net Assets (100%)		$1,028,204,813

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2022, the market value of these securities amounted to $993,492 or 0.1% of net assets.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$7,405,646	$—	$7,405,646
Brazil	3,492,668	—	—	3,492,668
Canada	80,088,861	—	—	80,088,861
China	4,748,198	54,075,288	—	58,823,486
Denmark	—	14,196,462	—	14,196,462
France	—	121,057,301	—	121,057,301
Germany	—	77,450,647	—	77,450,647
Hong Kong	—	32,451,235	—	32,451,235
India	—	52,294,560	—	52,294,560
Ireland	—	12,213,842	—	12,213,842
Israel	3,817,823	—	—	3,817,823
Italy	—	10,250,912	—	10,250,912
Japan	—	87,670,917	—	87,670,917
Mexico	9,761,320	—	—	9,761,320
Netherlands	—	17,924,566	—	17,924,566
Peru	7,389,574	—	—	7,389,574
Singapore	—	15,259,197	—	15,259,197
South Korea	—	16,125,673	—	16,125,673
Spain	—	8,829,199	—	8,829,199
Sweden	—	26,427,518	—	26,427,518
Switzerland	—	42,866,142	—	42,866,142
Taiwan	31,427,806	12,897,745	—	44,325,551
United Kingdom	—	118,466,493	—	118,466,493

See Notes to Financial Statements.

1121

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EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
United States	$8,328,473	$138,436,769	$—	$146,765,242

Total Assets	$149,054,723	$866,300,112	$—	$1,015,354,835

Total Liabilities	$—	$—	$—	$—

Total	$149,054,723	$866,300,112	$—	$1,015,354,835

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$51,840,531
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$53,892,559

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$364,425,958
Aggregate gross unrealized depreciation	(107,356,736)

Net unrealized appreciation	$257,069,222

Federal income tax cost of investments in securities and derivative instruments, if applicable	$758,285,613

See Notes to Financial Statements.

1122

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EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $755,238,099)	$1,015,354,835
Cash	9,863,779
Foreign cash (Cost $209,074)	208,298
Dividends, interest and other receivables	4,977,327
Receivable for Portfolio shares sold	135,101
Other assets	12,044

Total assets	1,030,551,384

LIABILITIES
Accrued India taxes	1,262,890
Investment management fees payable	608,992
Payable for Portfolio shares redeemed	221,952
Administrative fees payable	79,794
Distribution fees payable – Class IB	79,321
Distribution fees payable – Class IA	7,906
Accrued expenses	85,716

Total liabilities	2,346,571

NET ASSETS	$1,028,204,813

Net assets were comprised of:
Paid in capital	$717,430,703
Total distributable earnings (loss)	310,774,110

Net assets	$1,028,204,813

Class IA
Net asset value, offering and redemption price per share, $37,506,623 / 5,614,608 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.68

Class IB
Net asset value, offering and redemption price per share, $377,928,819 / 56,420,305 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.70

Class K
Net asset value, offering and redemption price per share, $612,769,371 / 91,516,231 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.70

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,943,857 foreign withholding tax)	$14,389,605
Interest	11,459

Total income	14,401,064

EXPENSES
Investment management fees	4,717,132
Administrative fees	518,233
Distribution fees – Class IB	514,080
Custodian fees	150,774
Distribution fees – Class IA	52,566
Professional fees	45,945
Printing and mailing expenses	25,304
Trustees’ fees	17,576
Miscellaneous	16,844

Gross expenses	6,058,454
Less: Waiver from investment manager	(683,718)

Net expenses	5,374,736

NET INVESTMENT INCOME (LOSS)	9,026,328

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of India tax of $12,227 on realized gain on investments)	33,441,149
Foreign currency transactions	(135,591)

Net realized gain (loss)	33,305,558

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $(423,684) on unrealized depreciation on investments)	(290,010,355)
Foreign currency translations	(162,527)

Net change in unrealized appreciation (depreciation)	(290,172,882)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(256,867,324)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(247,840,996)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,026,328	$6,004,796
Net realized gain (loss)	33,305,558	126,098,168
Net change in unrealized appreciation (depreciation)	(290,172,882)	(16,414,850)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(247,840,996)	115,688,114

Distributions to shareholders:
Class IA	—	(5,951,744)
Class IB	—	(55,842,624)
Class K	—	(97,771,225)

Total distributions to shareholders	—	(159,565,593)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 202,256 and 528,789 shares, respectively ]	1,494,024	4,756,738
Capital shares issued in reinvestment of dividends and distributions [ 0 and 719,071 shares, respectively ]	—	5,951,744
Capital shares repurchased [ (414,522) and (706,592) shares, respectively ]	(3,053,710)	(6,403,287)

Total Class IA transactions	(1,559,686)	4,305,195

Class IB
Capital shares sold [ 3,232,960 and 5,850,946 shares, respectively ]	24,133,201	52,698,834
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,730,840 shares, respectively ]	—	55,842,624
Capital shares repurchased [ (2,007,791) and (3,129,315) shares, respectively ]	(14,707,669)	(28,313,292)

Total Class IB transactions	9,425,532	80,228,166

Class K
Capital shares sold [ 2,230,642 and 1,039,698 shares, respectively ]	15,658,874	9,404,024
Capital shares issued in reinvestment of dividends and distributions [ 0 and 11,799,124 shares, respectively ]	—	97,771,225
Capital shares repurchased [ (4,676,203) and (11,596,170) shares, respectively ]	(34,550,548)	(103,927,668)

Total Class K transactions	(18,891,674)	3,247,581

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(11,025,828)	87,780,942

TOTAL INCREASE (DECREASE) IN NET ASSETS	(258,866,824)	43,903,463
NET ASSETS:
Beginning of period	1,287,071,637	1,243,168,174

End of period	$1,028,204,813	$1,287,071,637

See Notes to Financial Statements.

1124

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IA			2021	2020	2019	2018	2017
Net asset value, beginning of period	$8.29		$8.64	$8.22	$6.74	$8.32	$6.57

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	(1)	0.03	0.03	0.09	0.07	0.06
Net realized and unrealized gain (loss)	(1.66)		0.75	1.21	1.73	(0.82)	2.04

Total from investment operations	(1.61)		0.78	1.24	1.82	(0.75)	2.10

Less distributions:
Dividends from net investment income	—		(0.02)	(0.04)	(0.10)	(0.07)	(0.06)
Distributions from net realized gains	—		(1.11)	(0.78)	(0.24)	(0.76)	(0.29)

Total dividends and distributions	—		(1.13)	(0.82)	(0.34)	(0.83)	(0.35)

Net asset value, end of period	$6.68		$8.29	$8.64	$8.22	$6.74	$8.32

Total return (b)	(19.42)%		9.38%	15.45%	27.24%	(9.43)%	32.11%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$37,507		$48,311	$45,655	$42,215	$32,071	$29,947
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10%		1.10%	1.15%	1.15%	1.19%	1.20%
Before waivers (a)(f)	1.22%		1.22%	1.22%	1.23%	1.22%	1.23%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.44	%(aa)	0.32%	0.43%	1.17%	0.87%	0.74%
Before waivers (a)(f)	1.32	%(aa)	0.20%	0.35%	1.09%	0.83%	0.72%
Portfolio turnover rate^	5	%(z)	16%	21%	7%	20%	12%

See Notes to Financial Statements.

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EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021	2020	2019	2018	2017
Net asset value, beginning of period	$8.31		$8.66	$8.24	$6.76	$8.33	$6.58

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	(1)	0.03	0.03	0.09	0.07	0.06
Net realized and unrealized gain (loss)	(1.66)		0.75	1.21	1.73	(0.81)	2.04

Total from investment operations	(1.61)		0.78	1.24	1.82	(0.74)	2.10

Less distributions:
Dividends from net investment income	—		(0.02)	(0.04)	(0.10)	(0.07)	(0.06)
Distributions from net realized gains	—		(1.11)	(0.78)	(0.24)	(0.76)	(0.29)

Total dividends and distributions	—		(1.13)	(0.82)	(0.34)	(0.83)	(0.35)

Net asset value, end of period	$6.70		$8.31	$8.66	$8.24	$6.76	$8.33

Total return (b)	(19.37)%		9.35%	15.41%	27.16%	(9.28)%	32.06%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$377,929		$458,875	$396,055	$346,565	$253,137	$262,212
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10%		1.10%	1.15%	1.15%	1.19%	1.20%
Before waivers (a)(f)	1.22%		1.22%	1.22%	1.23%	1.22%	1.23%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.46	%(aa)	0.31%	0.42%	1.17%	0.88%	0.75%
Before waivers (a)(f)	1.34	%(aa)	0.19%	0.35%	1.09%	0.85%	0.73%
Portfolio turnover rate^	5	%(z)	16%	21%	7%	20%	12%

See Notes to Financial Statements.

1126

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EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021	2020	2019	2018	2017
Net asset value, beginning of period	$8.30		$8.64	$8.23	$6.74	$8.32	$6.57

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	(1)	0.05	0.06	0.11	0.09	0.08
Net realized and unrealized gain (loss)	(1.66)		0.76	1.19	1.74	(0.82)	2.04

Total from investment operations	(1.60)		0.81	1.25	1.85	(0.73)	2.12

Less distributions:
Dividends from net investment income	—		(0.04)	(0.06)	(0.12)	(0.09)	(0.08)
Distributions from net realized gains	—		(1.11)	(0.78)	(0.24)	(0.76)	(0.29)

Total dividends and distributions	—		(1.15)	(0.84)	(0.36)	(0.85)	(0.37)

Net asset value, end of period	$6.70		$8.30	$8.64	$8.23	$6.74	$8.32

Total return (b)	(19.28)%		9.74%	15.54%	27.68%	(9.18)%	32.41%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$612,769		$779,886	$801,458	$859,248	$974,562	$1,217,098
Ratio of expenses to average net assets:
After waivers (a)(f)	0.85%		0.85%	0.90%	0.90%	0.94%	0.95%
Before waivers (a)(f)	0.97%		0.97%	0.97%	0.98%	0.97%	0.98%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.69	%(aa)	0.57%	0.72%	1.47%	1.14%	1.03%
Before waivers (a)(f)	1.57	%(aa)	0.45%	0.65%	1.39%	1.11%	1.00%
Portfolio turnover rate^	5	%(z)	16%	21%	7%	20%	12%
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.02, $0.02 and $0.03 for Class IA, Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.85% lower.

See Notes to Financial Statements.

1127

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	Market Value	% of Net Assets
Consumer Staples	$246,371,673	25.9%
Information Technology	240,144,751	25.2
Industrials	188,147,271	19.7
Materials	112,205,157	11.8
Financials	46,912,439	4.9
Consumer Discretionary	40,206,610	4.2
Health Care	34,121,721	3.6
Real Estate	14,972,475	1.6
Investment Company	6,247,006	0.7
Cash and Other	22,824,336	2.4

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$732.10	$4.94
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.15%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (0.5%)
Wheaton Precious Metals Corp.	140,862	$5,075,497

Canada (3.3%)
Agnico Eagle Mines Ltd.	143,869	6,585,427
Franco-Nevada Corp.	190,104	25,006,533

		31,591,960

Denmark (2.3%)
Jyske Bank A/S (Registered)*	57,544	2,818,151
Novozymes A/S, Class B	274,986	16,558,958
Sydbank A/S	76,301	2,341,514

		21,718,623

France (11.7%)
Capgemini SE	27,691	4,788,578
Cie Generale des Etablissements Michelin SCA	166,636	4,582,019
Dassault Systemes SE	238,205	8,826,282
EssilorLuxottica SA	62,600	9,468,748
Legrand SA	281,003	20,913,498
L’Oreal SA	74,434	25,717,505
LVMH Moet Hennessy Louis Vuitton SE	14,222	8,776,868
Pernod Ricard SA	151,714	28,102,852

		111,176,350

Germany (9.3%)
adidas AG	30,503	5,394,798
Beiersdorf AG	57,179	5,840,805
Deutsche Boerse AG	67,406	11,273,945
GEA Group AG	215,574	7,428,868
Henkel AG & Co. KGaA (Preference) (q)	273,828	16,867,782
Knorr-Bremse AG	71,649	4,087,765
LEG Immobilien SE	55,839	4,629,199
SAP SE	110,322	10,050,628
Symrise AG	105,051	11,432,659
TAG Immobilien AG	213,363	2,434,298
Vonovia SE	256,640	7,908,978
Zalando SE (m)*	64,438	1,685,363

		89,035,088

Ireland (1.8%)
CRH plc	129,269	4,474,396
Kerry Group plc, Class A	64,403	6,169,478
Ryanair Holdings plc (ADR)*	90,749	6,102,870

		16,746,744

Israel (0.3%)
Nice Ltd. (ADR)*	14,244	2,741,258

Japan (16.5%)
Chiba Bank Ltd. (The)	457,200	2,499,425
Disco Corp.	21,600	5,088,251
Ezaki Glico Co. Ltd.	131,100	3,793,505
Hachijuni Bank Ltd. (The)	448,500	1,653,530
Hirose Electric Co. Ltd.	111,600	14,737,137
Ito En Ltd.	190,800	8,543,109
Kansai Paint Co. Ltd.	214,800	2,741,738
Kao Corp.	239,500	9,665,417
Kobayashi Pharmaceutical Co. Ltd.	143,300	8,835,426
Kose Corp.	23,800	2,167,080
Lion Corp.	257,700	2,842,664
Mebuki Financial Group, Inc.	755,000	1,486,000
Nihon Kohden Corp.	129,000	2,639,386
Nissin Foods Holdings Co. Ltd.	36,700	2,533,649
Nomura Research Institute Ltd.	275,300	7,331,650
North Pacific Bank Ltd.	672,100	1,105,130
Obic Co. Ltd.	54,500	7,715,208
Omron Corp.	112,300	5,710,823
Rohto Pharmaceutical Co. Ltd.	326,700	9,444,755
Santen Pharmaceutical Co. Ltd.	457,600	3,590,898
Secom Co. Ltd.	143,900	8,895,177
Shimadzu Corp.	437,000	13,831,343
SMC Corp.	24,000	10,709,672
Sohgo Security Services Co. Ltd.	65,000	1,807,300
Terumo Corp.	55,300	1,667,578
Toyo Suisan Kaisha Ltd.	309,700	12,080,494
Yokogawa Electric Corp.	263,900	4,329,646

		157,445,991

Netherlands (2.3%)
ASML Holding NV	8,491	4,097,994
Euronext NV (m)	97,364	7,977,351
Wolters Kluwer NV	101,825	9,905,697

		21,981,042

South Korea (1.8%)
Samsung Electronics Co. Ltd.	403,140	17,659,410

Spain (1.1%)
Amadeus IT Group SA*	180,834	10,160,037

Sweden (1.0%)
Epiroc AB, Class A	415,369	6,420,505
Svenska Cellulosa AB SCA, Class B	200,206	2,993,283

		9,413,788

Switzerland (9.3%)
Chocoladefabriken Lindt & Spruengli AG	277	2,817,401
Cie Financiere Richemont SA (Registered)	95,802	10,202,536
Geberit AG (Registered)	13,771	6,623,515
Givaudan SA (Registered)	7,129	25,195,402
Julius Baer Group Ltd.	66,298	3,062,980
Schindler Holding AG	50,374	9,195,836
SGS SA (Registered)	6,225	14,259,544
Sika AG (Registered)	34,930	8,058,184
UBS Group AG (Registered)	558,780	9,019,908

		88,435,306

Taiwan (2.4%)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	278,241	22,746,202

United Kingdom (11.1%)
Croda International plc	51,776	4,083,080
Diageo plc	574,895	24,802,010
Experian plc	415,242	12,172,847
Halma plc	331,442	8,170,581
Hiscox Ltd.	320,153	3,674,505
IMI plc	721,891	10,308,655
Intertek Group plc	163,688	8,387,781
Ocado Group plc*	135,492	1,288,588

See Notes to Financial Statements.

1129

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EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Reckitt Benckiser Group plc	291,222	$21,873,980
Spirax-Sarco Engineering plc	91,621	11,027,280

		105,789,307

United States (22.2%)
Agilent Technologies, Inc.	56,422	6,701,241
Analog Devices, Inc.	149,672	21,865,582
ANSYS, Inc.*	72,450	17,336,561
Bruker Corp.	88,798	5,572,962
Cadence Design Systems, Inc.*	330,784	49,627,524
Nestle SA (Registered)	451,625	52,985,173
Nordson Corp.	38,449	7,783,616
Roche Holding AG	41,787	13,949,656
Schneider Electric SE	271,101	32,116,845
Texas Instruments, Inc.	21,673	3,330,056

		211,269,216

Total Common Stocks (96.9%) (Cost $861,530,580)		922,985,819

	Number of Warrants	Value (Note 1)
WARRANT:
Switzerland (0.0%)†
Cie Financiere Richemont SA, expiring 11/22/23* (Cost $—)	176,754	96,278

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, IM Shares	6,245,757	6,247,006

Total Short-Term Investment (0.7%) (Cost $6,247,006)		6,247,006

Total Investments in Securities (97.6%) (Cost $867,777,586)		929,329,103
Other Assets Less Liabilities (2.4%)		22,824,336

Net Assets (100%)		$952,153,439

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2022, the market value of these securities amounted to $9,662,714 or 1.0% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Brazil	$5,075,497	$—	$—	$5,075,497
Canada	31,591,960	—	—	31,591,960
Denmark	—	21,718,623	—	21,718,623
France	—	111,176,350	—	111,176,350
Germany	—	89,035,088	—	89,035,088
Ireland	6,102,870	10,643,874	—	16,746,744
Israel	2,741,258	—	—	2,741,258
Japan	—	157,445,991	—	157,445,991
Netherlands	—	21,981,042	—	21,981,042
South Korea	—	17,659,410	—	17,659,410
Spain	—	10,160,037	—	10,160,037
Sweden	—	9,413,788	—	9,413,788
Switzerland	—	88,435,306	—	88,435,306
Taiwan	22,746,202	—	—	22,746,202
United Kingdom	—	105,789,307	—	105,789,307
United States	112,217,542	99,051,674	—	211,269,216

See Notes to Financial Statements.

1130

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EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investment
Investment Company	$6,247,006	$—	$—	$6,247,006
Warrant
Switzerland	—	96,278	—	96,278

Total Assets	$186,722,335	$742,606,768	$—	$929,329,103

Total Liabilities	$—	$—	$—	$—

Total	$186,722,335	$742,606,768	$—	$929,329,103

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022.

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(44)	$(44)

Total	$(44)	$(44)

^ This Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $3,868,000 for eleven days during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$94,839,450
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$85,233,191

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$163,147,158
Aggregate gross unrealized depreciation	(101,785,777)

Net unrealized appreciation	$61,361,381

Federal income tax cost of investments in securities and derivative instruments, if applicable	$867,967,722

See Notes to Financial Statements.

1131

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EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $867,777,586)	$929,329,103
Cash	25,228,005
Foreign cash (Cost $167,855)	168,164
Receivable for securities sold	6,182,264
Dividends, interest and other receivables	3,955,467
Receivable for Portfolio shares sold	168,323
Other assets	12,059

Total assets	965,043,385

LIABILITIES
Payable for securities purchased	11,797,830
Investment management fees payable	612,374
Distribution fees payable – Class IB	200,339
Payable for Portfolio shares redeemed	142,423
Administrative fees payable	73,993
Accrued expenses	62,987

Total liabilities	12,889,946

NET ASSETS	$952,153,439

Net assets were comprised of:
Paid in capital	$875,574,518
Total distributable earnings (loss)	76,578,921

Net assets	$952,153,439

Class IB
Net asset value, offering and redemption price per share, $952,153,439 / 33,470,215 shares outstanding (unlimited amount authorized: $0.01 par value)	$28.45

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,528,992 foreign withholding tax)	$11,951,957
Interest	24,515

Total income	11,976,472

EXPENSES
Investment management fees	4,579,421
Distribution fees – Class IB	1,350,807
Administrative fees	494,332
Custodian fees	67,760
Professional fees	45,065
Printing and mailing expenses	24,791
Trustees’ fees	17,177
Miscellaneous	16,472

Gross expenses	6,595,825
Less: Waiver from investment manager	(393,016)

Net expenses	6,202,809

NET INVESTMENT INCOME (LOSS)	5,773,663

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	8,619,554
Foreign currency transactions	(177,796)

Net realized gain (loss)	8,441,758

Change in unrealized appreciation (depreciation) on:
Investments in securities	(360,637,493)
Forward foreign currency contracts	(44)
Foreign currency translations	(185,692)

Net change in unrealized appreciation (depreciation)	(360,823,229)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(352,381,471)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(346,607,808)

See Notes to Financial Statements.

1132

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,773,663	$2,282,459
Net realized gain (loss)	8,441,758	28,644,218
Net change in unrealized appreciation (depreciation)	(360,823,229)	89,724,192

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(346,607,808)	120,650,869

Distributions to shareholders:
Class IB	—	(39,230,087)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,312,195 and 2,291,229 shares, respectively ]	42,658,803	85,814,091
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,032,385 shares, respectively ]	—	39,230,087
Capital shares repurchased [ (1,062,348) and (2,152,086) shares, respectively ]	(34,871,240)	(81,476,766)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	7,787,563	43,567,412

TOTAL INCREASE (DECREASE) IN NET ASSETS	(338,820,245)	124,988,194
NET ASSETS:
Beginning of period	1,290,973,684	1,165,985,490

End of period	$952,153,439	$1,290,973,684

See Notes to Financial Statements.

1133

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,						October 22, 2018* to December 31, 2018
Class IB			2021		2020		2019
Net asset value, beginning of period	$38.86		$36.38		$30.67		$24.58		$25.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17	(1)	0.07		0.11		0.20		(0.01)
Net realized and unrealized gain (loss)	(10.58)		3.62		6.01		6.16		(1.10)

Total from investment operations	(10.41)		3.69		6.12		6.36		(1.11)

Less distributions:
Dividends from net investment income	—		(0.14)		(0.08)		(0.20)		—
Distributions from net realized gains	—		(1.07)		(0.33)		(0.07)		—

Total dividends and distributions	—		(1.21)		(0.41)		(0.27)		—

Net asset value, end of period	$28.45		$38.86		$36.38		$30.67		$24.58

Total return (b)	(26.79)%		10.24%		20.03%		25.88%		(4.32)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$952,153		$1,290,974		$1,165,985		$1,003,910		$783,554
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15	%(j)	1.15	%(j)	1.15	%(j)	1.15	%(j)	1.15	%(j)
Before waivers (a)(f)	1.22%		1.22%		1.23%		1.25%		1.29%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.07	%(aa)	0.19%		0.34%		0.70%		(0.22	)%(l)
Before waivers (a)(f)	1.00	%(aa)	0.12%		0.26%		0.60%		(0.36	)%(l)
Portfolio turnover rate^	8	%(z)	13%		12%		14%		1	%(z)
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amount would be $0.11 for Class IB.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratio for Class IB would have been 0.40% lower.

See Notes to Financial Statements.

1134

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Industrials	21.0%
Information Technology	20.4
Health Care	18.5
Consumer Discretionary	11.3
Financials	10.5
Real Estate	4.9
Materials	4.2
Communication Services	3.2
Consumer Staples	2.2
Energy	1.5
Cash and Other	2.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$706.00	$4.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.10%, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period).

1135

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.2%)
Entertainment (1.9%)
Take-Two Interactive Software, Inc.*	55,610	$6,813,893

Interactive Media & Services (1.3%)
Match Group, Inc.*	70,917	4,942,206

Total Communication Services		11,756,099

Consumer Discretionary (11.3%)
Distributors (1.1%)
Pool Corp.	11,865	4,167,344

Diversified Consumer Services (2.1%)
Bright Horizons Family Solutions, Inc.*	90,529	7,651,511

Hotels, Restaurants & Leisure (2.2%)
Chipotle Mexican Grill, Inc.*	3,145	4,111,333
Hyatt Hotels Corp., Class A*	50,661	3,744,354

		7,855,687

Specialty Retail (4.4%)
O’Reilly Automotive, Inc.*	13,445	8,494,013
Ulta Beauty, Inc.*	19,577	7,546,542

		16,040,555

Textiles, Apparel & Luxury Goods (1.5%)
Lululemon Athletica, Inc.*	19,793	5,395,770

Total Consumer Discretionary		41,110,867

Consumer Staples (2.2%)
Household Products (2.2%)
Church & Dwight Co., Inc.	86,789	8,041,869

Total Consumer Staples		8,041,869

Energy (1.5%)
Oil, Gas & Consumable Fuels (1.5%)
Diamondback Energy, Inc.	45,142	5,468,953

Total Energy		5,468,953

Financials (10.5%)
Capital Markets (7.0%)
Morningstar, Inc.	14,536	3,515,241
MSCI, Inc.	31,594	13,021,467
Nasdaq, Inc.	57,297	8,740,084

		25,276,792

Insurance (3.5%)
Arthur J Gallagher & Co.	77,972	12,712,555

Total Financials		37,989,347

Health Care (18.5%)
Health Care Equipment & Supplies (5.1%)
Envista Holdings Corp.*	176,224	6,791,673
STERIS plc	57,007	11,751,993

		18,543,666

Health Care Providers & Services (1.4%)
Henry Schein, Inc.*	64,879	4,978,815

Life Sciences Tools & Services (12.0%)
Agilent Technologies, Inc.	63,991	7,600,211
ICON plc*	63,631	13,788,838
Mettler-Toledo International, Inc.*	3,689	4,237,813
PerkinElmer, Inc.	83,825	11,921,591
West Pharmaceutical Services, Inc.	20,452	6,184,071

		43,732,524

Total Health Care		67,255,005

Industrials (21.0%)
Aerospace & Defense (0.9%)
Howmet Aerospace, Inc.	110,504	3,475,351

Commercial Services & Supplies (3.5%)
Copart, Inc.*	66,788	7,257,184
Waste Connections, Inc.	44,864	5,561,341

		12,818,525

Electrical Equipment (2.3%)
AMETEK, Inc.	74,995	8,241,201

Machinery (2.0%)
IDEX Corp.	39,494	7,173,295

Professional Services (12.3%)
Clarivate plc*	334,174	4,631,652
CoStar Group, Inc.*	139,525	8,428,705
Equifax, Inc.	34,851	6,370,066
TransUnion	82,207	6,575,738
Verisk Analytics, Inc.	57,910	10,023,642
Wolters Kluwer NV	90,387	8,792,990

		44,822,793

Total Industrials		76,531,165

Information Technology (20.4%)
IT Services (1.1%)
Gartner, Inc.*	17,354	4,196,718

Semiconductors & Semiconductor Equipment (6.0%)
Entegris, Inc.	58,943	5,430,418
Monolithic Power Systems, Inc.	42,350	16,264,094

		21,694,512

Software (13.3%)
Autodesk, Inc.*	26,532	4,562,443
Black Knight, Inc.*	87,938	5,750,266
Cadence Design Systems, Inc.*	153,601	23,044,758
Nice Ltd. (ADR)*	31,594	6,080,265
Synopsys, Inc.*	29,380	8,922,706

		48,360,438

Total Information Technology		74,251,668

Materials (4.2%)
Construction Materials (2.4%)
Vulcan Materials Co.	62,904	8,938,658

Containers & Packaging (1.8%)
Ball Corp.	94,131	6,473,389

Total Materials		15,412,047

See Notes to Financial Statements.

1136

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate (4.9%)
Equity Real Estate Investment Trusts (REITs) (4.9%)
Extra Space Storage, Inc. (REIT)	53,199	$9,050,214
SBA Communications Corp. (REIT)	27,071	8,664,074

Total Real Estate		17,714,288

Total Common Stocks (97.7%) (Cost $302,134,698)		355,531,308

Total Investments in Securities (97.7%) (Cost $302,134,698)		355,531,308
Other Assets Less Liabilities (2.3%)		8,436,761

Net Assets (100%)		$363,968,069

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$11,756,099	$—	$—	$11,756,099
Consumer Discretionary	41,110,867	—	—	41,110,867
Consumer Staples	8,041,869	—	—	8,041,869
Energy	5,468,953	—	—	5,468,953
Financials	37,989,347	—	—	37,989,347
Health Care	67,255,005	—	—	67,255,005
Industrials	67,738,175	8,792,990	—	76,531,165
Information Technology	74,251,668	—	—	74,251,668
Materials	15,412,047	—	—	15,412,047
Real Estate	17,714,288	—	—	17,714,288

Total Assets	$346,738,318	$8,792,990	$—	$355,531,308

Total Liabilities	$—	$—	$—	$—

Total	$346,738,318	$8,792,990	$—	$355,531,308

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$79,219,137
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$83,293,838

See Notes to Financial Statements.

1137

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$74,388,049
Aggregate gross unrealized depreciation	(20,991,440)

Net unrealized appreciation	$53,396,609

Federal income tax cost of investments in securities and derivative instruments, if applicable	$302,134,699

See Notes to Financial Statements.

1138

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $302,134,698)	$355,531,308
Cash	4,637,070
Receivable for securities sold	4,046,975
Due from Custodian	1,734,422
Receivable for Portfolio shares sold	103,330
Dividends, interest and other receivables	38,044
Other assets	14,344

Total assets	366,105,493

LIABILITIES
Payable for securities purchased	1,734,422
Investment management fees payable	219,152
Distribution fees payable – Class IB	76,137
Payable for Portfolio shares redeemed	33,548
Administrative fees payable	28,120
Accrued expenses	46,045

Total liabilities	2,137,424

NET ASSETS	$363,968,069

Net assets were comprised of:
Paid in capital	$315,638,999
Total distributable earnings (loss)	48,329,070

Net assets	$363,968,069

Class IB
Net asset value, offering and redemption price per share, $363,968,069 / 25,683,038 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.17

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (net of $16,510 foreign withholding tax)	$1,019,755
Interest	8,138

Total income	1,027,893

EXPENSES
Investment management fees	1,741,535
Distribution fees – Class IB	512,214
Administrative fees	187,451
Professional fees	31,609
Printing and mailing expenses	14,544
Custodian fees	8,033
Trustees’ fees	6,598
Miscellaneous	4,175

Gross expenses	2,506,159
Less: Waiver from investment manager	(257,265)

Net expenses	2,248,894

NET INVESTMENT INCOME (LOSS)	(1,221,001)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(4,471,856)
Foreign currency transactions	(1,296)

Net realized gain (loss)	(4,473,152)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(145,523,632)
Foreign currency translations	(36)

Net change in unrealized appreciation (depreciation)	(145,523,668)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(149,996,820)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(151,217,821)

See Notes to Financial Statements.

1139

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,221,001)	$(3,352,853)
Net realized gain (loss)	(4,473,152)	10,518,438
Net change in unrealized appreciation (depreciation)	(145,523,668)	75,443,963

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(151,217,821)	82,609,548

Distributions to shareholders:
Class IB	—	(7,858,063)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,145,255 and 1,965,230 shares, respectively ]	18,467,818	35,330,599
Capital shares issued in reinvestment of distributions [ 0 and 402,787 shares, respectively ]	—	7,858,063
Capital shares repurchased [ (1,051,914) and (2,494,863) shares, respectively ]	(16,965,441)	(45,466,360)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,502,377	(2,277,698)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(149,715,444)	72,473,787
NET ASSETS:
Beginning of period	513,683,513	441,209,726

End of period	$363,968,069	$513,683,513

See Notes to Financial Statements.

1140

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,						October 22, 2018* to December 31, 2018
Class IB			2021		2020		2019
Net asset value, beginning of period	$20.07		$17.16		$15.02		$11.06		$12.14

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.05)		(0.13)		(0.09)		(0.05)		—	#
Net realized and unrealized gain (loss)	(5.85)		3.35		4.29		4.06		(1.08)

Total from investment operations	(5.90)		3.22		4.20		4.01		(1.08)

Less distributions:
Dividends from net investment income	—		—		—		—	#	—	#
Distributions from net realized gains	—		(0.31)		(2.06)		(0.05)		—

Total dividends and distributions	—		(0.31)		(2.06)		(0.05)		—	#

Net asset value, end of period	$14.17		$20.07		$17.16		$15.02		$11.06

Total return (b)	(29.40)%		18.83%		29.76%		36.33%		(8.89)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$363,968		$513,684		$441,210		$347,190		$245,206
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10	%(j)	1.10	%(j)	1.10	%(j)	1.10	%(j)	1.10	%(j)
Before waivers (a)(f)	1.23%		1.22%		1.24%		1.25%		1.31%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.60)%		(0.72)%		(0.56)%		(0.33)%		(0.11	)%(l)
Before waivers (a)(f)	(0.72)%		(0.83)%		(0.70)%		(0.48)%		(0.32	)%(l)
Portfolio turnover rate^	19	%(z)	9%		40%		113	%(h)	7	%(z)
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)

The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser. Excluding such transactions, the portfolio turnover rate would have been 22%.

(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1141

EQ/MFS TECHNOLOGY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Information Technology	59.6%
Communication Services	14.6
Consumer Discretionary	11.2
Financials	6.5
Industrials	3.5
Investment Company	2.8
Health Care	0.7
Cash and Other	1.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$686.20	$4.69
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.23	5.62

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.12%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1142

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (14.6%)
Entertainment (2.1%)
Activision Blizzard, Inc.	79,402	$6,182,240
Take-Two Interactive Software, Inc.*	36,365	4,455,803

		10,638,043

Interactive Media & Services (11.9%)
Alphabet, Inc., Class A*	23,456	51,116,723
Meta Platforms, Inc., Class A*	29,596	4,772,355
Pinterest, Inc., Class A*	33,971	616,913
Tencent Holdings Ltd.	106,600	4,841,079

		61,347,070

Media (0.6%)
Charter Communications, Inc., Class A*	6,995	3,277,367

Total Communication Services		75,262,480

Consumer Discretionary (11.2%)
Hotels, Restaurants & Leisure (2.6%)
Booking Holdings, Inc.*	7,633	13,350,041

Internet & Direct Marketing Retail (8.6%)
Amazon.com, Inc.*	416,520	44,238,589
JD.com, Inc., Class A	6,809	220,163

		44,458,752

Total Consumer Discretionary		57,808,793

Financials (6.5%)
Capital Markets (4.1%)
Charles Schwab Corp. (The)	78,011	4,928,735
CME Group, Inc.	24,847	5,086,181
Morningstar, Inc.	11,146	2,695,437
MSCI, Inc.	6,174	2,544,614
S&P Global, Inc.	9,920	3,343,635
Tradeweb Markets, Inc., Class A	40,393	2,756,822

		21,355,424

Insurance (2.4%)
Aon plc, Class A	14,269	3,848,064
Arthur J Gallagher & Co.	52,020	8,481,341

		12,329,405

Total Financials		33,684,829

Health Care (0.7%)
Health Care Providers & Services (0.1%)
Guardant Health, Inc.*	12,632	509,575

Life Sciences Tools & Services (0.6%)
Bio-Techne Corp.	3,280	1,136,979
Maravai LifeSciences Holdings, Inc., Class A*	72,249	2,052,594

		3,189,573

Total Health Care		3,699,148

Industrials (3.5%)
Industrial Conglomerates (0.5%)
Hitachi Ltd.	53,800	2,549,110

Professional Services (3.0%)
Clarivate plc*	103,631	1,436,326
Dun & Bradstreet Holdings, Inc.*	221,408	3,327,762
Equifax, Inc.	16,654	3,044,018
TransUnion	37,694	3,015,143
Verisk Analytics, Inc.	26,386	4,567,153

		15,390,402

Total Industrials		17,939,512

Information Technology (59.6%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	10,417	976,490

IT Services (21.4%)
Accenture plc, Class A	33,933	9,421,497
Cognizant Technology Solutions Corp., Class A	33,675	2,272,726
Endava plc (ADR)*	49,795	4,395,405
Fidelity National Information Services, Inc.	111,995	10,266,582
FleetCor Technologies, Inc.*	33,097	6,954,011
Global Payments, Inc.	136,421	15,093,619
Mastercard, Inc., Class A	83,218	26,253,614
Nuvei Corp. (Non-Voting) (m)*	30,778	1,113,240
Paya Holdings, Inc.*	577,854	3,796,501
PayPal Holdings, Inc.*	80,172	5,599,212
TaskUS, Inc., Class A*	86,052	1,450,837
Thoughtworks Holding, Inc.*	221,898	3,130,981
Visa, Inc., Class A	56,829	11,189,062
WEX, Inc.*	57,096	8,881,854
Wix.com Ltd.*	8,182	536,330

		110,355,471

Semiconductors & Semiconductor Equipment (8.2%)
Advanced Micro Devices, Inc.*	119,801	9,161,183
KLA Corp.	19,946	6,364,370
Lam Research Corp.	15,388	6,557,596
Marvell Technology, Inc.	106,314	4,627,848
Micron Technology, Inc.	41,288	2,282,401
NVIDIA Corp.	90,438	13,709,496

		42,702,894

Software (28.6%)
Adobe, Inc.*	48,064	17,594,308
Asana, Inc., Class A*	7,449	130,953
Atlassian Corp. plc, Class A*	12,992	2,434,701
Avalara, Inc.*	15,430	1,089,358
Black Knight, Inc.*	80,321	5,252,190
Constellation Software, Inc.	3,113	4,621,301
Descartes Systems Group, Inc. (The)*	64,199	3,989,495
Freshworks, Inc., Class A*	33,554	441,235
HubSpot, Inc.*	8,647	2,599,721
Intuit, Inc.	29,808	11,489,195
Microsoft Corp.	261,596	67,185,701
Paycor HCM, Inc.*	112,087	2,914,262
Q2 Holdings, Inc.*	38,861	1,498,869
Qualtrics International, Inc., Class A*	43,341	542,196
Rakus Co. Ltd.	64,500	761,898
RingCentral, Inc., Class A*	26,857	1,403,547
Salesforce, Inc.*	66,612	10,993,644
ServiceNow, Inc.*	21,673	10,305,945

See Notes to Financial Statements.

1143

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EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Topicus.com, Inc.*	38,711	$2,184,260

		147,432,779

Technology Hardware, Storage & Peripherals (1.2%)
Apple, Inc.	44,935	6,143,513

Total Information Technology		307,611,147

Total Common Stocks (96.1%) (Cost $455,036,861)		496,005,909

SHORT-TERM INVESTMENT:
Investment Company (2.8%)
JPMorgan Prime Money Market Fund, IM Shares	14,246,055	14,248,904

Total Short-Term Investment (2.8%) (Cost $14,248,904)		14,248,904

Total Investments in Securities (98.9%) (Cost $469,285,765)		510,254,813
Other Assets Less Liabilities (1.1%)		5,613,044

Net Assets (100%)		$515,867,857

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2022, the market value of these securities amounted to $1,113,240 or 0.2% of net assets.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$70,421,401	$4,841,079	$—	$75,262,480
Consumer Discretionary	57,588,630	220,163	—	57,808,793
Financials	33,684,829	—	—	33,684,829
Health Care	3,699,148	—	—	3,699,148
Industrials	15,390,402	2,549,110	—	17,939,512
Information Technology	306,849,249	761,898	—	307,611,147
Short-Term Investment
Investment Company	14,248,904	—	—	14,248,904

Total Assets	$501,882,563	$8,372,250	$—	$510,254,813

Total Liabilities	$—	$—	$—	$—

Total	$501,882,563	$8,372,250	$—	$510,254,813

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

See Notes to Financial Statements.

1144

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$99,045,191
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$106,881,521

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$97,881,231
Aggregate gross unrealized depreciation	(57,057,018)

Net unrealized appreciation	$40,824,213

Federal income tax cost of investments in securities and derivative instruments, if applicable	$469,430,600

See Notes to Financial Statements.

1145

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $469,285,765)	$510,254,813
Cash	6,195,710
Foreign cash (Cost $4,280)	4,280
Receivable for Portfolio shares sold	94,265
Dividends, interest and other receivables	46,011
Other assets	7,258

Total assets	516,602,337

LIABILITIES
Investment management fees payable	332,059
Payable for Portfolio shares redeemed	198,666
Distribution fees payable – Class IB	110,687
Administrative fees payable	40,881
Accrued expenses	52,187

Total liabilities	734,480

NET ASSETS	$515,867,857

Net assets were comprised of:
Paid in capital	$465,242,724
Total distributable earnings (loss)	50,625,133

Net assets	$515,867,857

Class IB
Net asset value, offering and redemption price per share, $515,867,857 / 22,537,266 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.89

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,170 foreign withholding tax)	$1,130,310
Income from non-cash dividends	202,827
Interest	11,320

Total income	1,344,457

EXPENSES
Investment management fees	2,282,765
Distribution fees – Class IB	760,925
Administrative fees	278,436
Professional fees	35,704
Custodian fees	18,132
Printing and mailing expenses	17,603
Trustees’ fees	9,826
Miscellaneous	6,448

Total expenses	3,409,839

NET INVESTMENT INCOME (LOSS)	(2,065,382)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(1,670,656)
Foreign currency transactions	(12,292)

Net realized gain (loss)	(1,682,948)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(231,438,729)
Foreign currency translations	(44)

Net change in unrealized appreciation (depreciation)	(231,438,773)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(233,121,721)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(235,187,103)

See Notes to Financial Statements.

1146

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,065,382)	$(6,372,376)
Net realized gain (loss)	(1,682,948)	77,541,030
Net change in unrealized appreciation (depreciation)	(231,438,773)	20,226,921

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(235,187,103)	91,395,575

Distributions to shareholders:
Class IB	—	(65,997,659)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,574,355 and 2,388,276 shares, respectively ]	42,745,980	82,629,896
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,982,347 shares, respectively ]	—	65,997,659
Capital shares repurchased [ (1,529,561) and (2,623,247) shares, respectively ]	(42,132,774)	(90,487,187)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	613,206	58,140,368

TOTAL INCREASE (DECREASE) IN NET ASSETS	(234,573,897)	83,538,284
NET ASSETS:
Beginning of period	750,441,754	666,903,470

End of period	$515,867,857	$750,441,754

See Notes to Financial Statements.

1147

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,						October 22, 2018* to December 31, 2018
Class IB			2021		2020		2019
Net asset value, beginning of period	$33.36		$32.15		$22.36		$16.46		$18.36

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.09	)(aa)	(0.31)		(0.21)		(0.13)		(0.02)
Net realized and unrealized gain (loss)	(10.38)		4.69		10.67		6.03		(1.88)

Total from investment operations	(10.47)		4.38		10.46		5.90		(1.90)

Less distributions:
Dividends from net investment income	—		—		(0.02)		—		—
Distributions from net realized gains	—		(3.17)		(0.65)		—		—

Total dividends and distributions	—		(3.17)		(0.67)		—		—

Net asset value, end of period	$22.89		$33.36		$32.15		$22.36		$16.46

Total return (b)	(31.38)%		13.76%		46.83%		35.84%		(10.35)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$515,868		$750,442		$666,903		$268,121		$188,253
Ratio of expenses to average net assets:
After waivers (a)(f)	1.12	%(j)	1.12	%(j)	1.13	%(k)	1.14	%(m)	1.14	%(m)
Before waivers (a)(f)	1.12%		1.12%		1.13%		1.16%		1.21%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.68	)(bb)	(0.88)%		(0.77)%		(0.67)%		(0.49	)%(l)
Before waivers (a)(f)	(0.68	)(bb)	(0.88)%		(0.77)%		(0.69)%		(0.56	)%(l)
Portfolio turnover rate^	16	%(z)	40%		44%		29%		5	%(z)
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.12% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.13% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.14% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amount would be $(0.10).
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for Class IB would have been 0.07% lower.

See Notes to Financial Statements.

1148

EQ/MFS UTILITIES SERIES PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Utilities	90.2%
Communication Services	6.4
Real Estate	1.2
Cash and Other	2.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$957.50	$5.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26
Class K
Actual	1,000.00	958.90	3.89
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.05% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1149

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EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.4%)
Diversified Telecommunication Services (3.5%)
Cellnex Telecom SA (m)	158,372	$6,169,595
Hellenic Telecommunications Organization SA	76,170	1,327,600

		7,497,195

Media (2.0%)
Charter Communications, Inc., Class A*	8,816	4,130,560

Wireless Telecommunication Services (0.9%)
Rogers Communications, Inc., Class B	39,581	1,896,641

Total Communication Services		13,524,396

Real Estate (1.2%)
Equity Real Estate Investment Trusts (REITs) (1.2%)
SBA Communications Corp. (REIT)	8,177	2,617,049

Total Real Estate		2,617,049

Utilities (89.7%)
Electric Utilities (56.4%)
ALLETE, Inc.	32,336	1,900,710
Alliant Energy Corp.	58,414	3,423,645
American Electric Power Co., Inc.	78,276	7,509,799
Constellation Energy Corp.	73,005	4,180,266
Duke Energy Corp.	18,463	1,979,418
Edison International	105,238	6,655,251
EDP – Energias de Portugal SA	555,186	2,594,770
Electricite de France SA	109,932	899,804
Emera, Inc.	2,183	102,265
Enel SpA	859,135	4,722,143
Energisa SA	67,700	521,710
Entergy Corp.	44,047	4,961,454
Equatorial Energia SA	224,800	982,798
Evergy, Inc.	71,140	4,641,885
Exelon Corp.	172,957	7,838,411
FirstEnergy Corp.	114,080	4,379,531
Iberdrola SA	629,380	6,530,956
Neoenergia SA	195,900	560,361
NextEra Energy, Inc.	315,127	24,409,737
PG&E Corp.*	779,259	7,777,005
Pinnacle West Capital Corp.	35,886	2,623,984
Portland General Electric Co.	22,410	1,083,075
PPL Corp.	119,946	3,254,135
Southern Co. (The)	142,065	10,130,655
SSE plc	305,813	6,045,949

		119,709,717

Gas Utilities (3.3%)
Atmos Energy Corp.	36,726	4,116,985
China Resources Gas Group Ltd.	355,100	1,670,613
UGI Corp.	31,951	1,233,628

		7,021,226

Independent Power and Renewable Electricity Producers (8.2%)
AES Corp. (The)	175,338	3,683,851
EDP Renovaveis SA	306,268	7,236,735
RWE AG	151,225	5,573,551
Vistra Corp.	38,756	885,575

		17,379,712

Multi-Utilities (21.8%)
Ameren Corp.	45,767	4,135,506
CenterPoint Energy, Inc.	133,040	3,935,323
Dominion Energy, Inc.	139,217	11,110,909
DTE Energy Co.	57,129	7,241,101
E.ON SE	247,496	2,076,484
National Grid plc	199,428	2,555,723
Public Service Enterprise Group, Inc.	63,106	3,993,348
Sempra Energy	73,718	11,077,604

		46,125,998

Total Utilities		190,236,653

Total Common Stocks (97.3%) (Cost $174,097,600)		206,378,098

CONVERTIBLE PREFERRED STOCKS:
Utilities (0.5%)
Electric Utilities (0.2%)
NextEra Energy, Inc. 5.279%	10,600	526,290

Multi-Utilities (0.3%)
DTE Energy Co. 6.250%	10,550	542,481

Total Convertible Preferred Stocks (0.5%) (Cost $896,325)		1,068,771

Total Investments in Securities (97.8%) (Cost $174,993,925)		207,446,869
Other Assets Less Liabilities (2.2%)		4,771,933

Net Assets (100%)		$212,218,802

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2022, the market value of these securities amounted to $6,169,595 or 2.9% of net assets.

Glossary:

CAD	—	Canadian Dollar
EUR	—	European Currency Unit
GBP	—	British Pound
USD	—	United States Dollar

See Notes to Financial Statements.

1150

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Country Diversification As a Percentage of Total Net Assets
Brazil	1.0%
Canada	1.0
China	0.8
France	0.4
Germany	3.6
Greece	0.6
Italy	2.2
Portugal	1.2
Spain	9.4
United Kingdom	4.1
United States	73.5
Cash and Other	2.2

100.0%

Forward Foreign Currency Contracts outstanding as of June 30, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	516,530	USD	399,149	Brown Brothers Harriman & Co.	7/15/2022	2,145
CAD	92,811	USD	71,314	Merrill Lynch International	7/15/2022	790
CAD	408,170	USD	315,662	Morgan Stanley	7/15/2022	1,446
EUR	70,877	USD	73,900	Morgan Stanley	7/15/2022	424
EUR	66,851	USD	69,789	State Street Bank & Trust	7/15/2022	313
USD	2,702,061	CAD	3,385,517	Merrill Lynch International	7/15/2022	71,840
USD	26,072,251	EUR	23,678,798	BNP Paribas	7/15/2022	1,242,027
USD	224,227	EUR	211,432	Brown Brothers Harriman & Co.	7/15/2022	2,513
USD	71,579	EUR	67,749	Citibank NA	7/15/2022	536
USD	296,508	EUR	282,718	HSBC Bank plc	7/15/2022	42
USD	249,953	EUR	230,991	Morgan Stanley	7/15/2022	7,729
USD	640,657	GBP	511,000	BNP Paribas	7/15/2022	18,533
USD	531,345	GBP	405,095	Merrill Lynch International	7/15/2022	38,156
USD	5,528,307	GBP	4,200,213	Morgan Stanley	7/15/2022	414,702
USD	283,526	GBP	232,695	State Street Bank & Trust	7/15/2022	229
CAD	90,571	USD	70,203	Morgan Stanley	9/21/2022	170

Total unrealized appreciation						1,801,595

CAD	189,243	USD	147,984	Brown Brothers Harriman & Co.	7/15/2022	(960)
CAD	9,967	USD	7,823	HSBC Bank plc	7/15/2022	(79)
CAD	168,247	USD	133,043	Merrill Lynch International	7/15/2022	(2,331)
CAD	91,656	USD	71,251	State Street Bank & Trust	7/15/2022	(43)
EUR	49,448	USD	51,884	BNP Paribas	7/15/2022	(31)
EUR	63,524	USD	67,176	Brown Brothers Harriman & Co.	7/15/2022	(563)
EUR	102,434	USD	110,371	Citibank NA	7/15/2022	(2,956)
GBP	509,728	USD	626,366	Brown Brothers Harriman & Co.	7/15/2022	(5,791)
GBP	394,194	USD	497,359	Merrill Lynch International	7/15/2022	(17,442)
USD	439,908	EUR	420,051	State Street Bank & Trust	7/15/2022	(569)
USD	41,290	GBP	33,932	Merrill Lynch International	7/15/2022	(21)
CAD	135,378	USD	105,221	HSBC Bank plc	9/21/2022	(33)

Total unrealized depreciation						(30,819)

Net unrealized appreciation						1,770,776

See Notes to Financial Statements.

1151

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$6,027,201	$7,497,195	$—	$13,524,396
Real Estate	2,617,049	—	—	2,617,049
Utilities	150,329,925	39,906,728	—	190,236,653
Convertible Preferred Stocks
Utilities	1,068,771	—	—	1,068,771
Forward Currency Contracts	—	1,801,595	—	1,801,595

Total Assets	$160,042,946	$49,205,518	$—	$209,248,464

Liabilities:
Forward Currency Contracts	$—	$(30,819)	$—	$(30,819)

Total Liabilities	$—	$(30,819)	$—	$(30,819)

Total	$160,042,946	$49,174,699	$—	$209,217,645

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$1,801,595

Total		$1,801,595

	Liability Derivatives
Foreign exchange contracts	Payables	$(30,819)

Total		$(30,819)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$1,726,994	$1,726,994

Total	$1,726,994	$1,726,994

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$1,203,115	$1,203,115

Total	$1,203,115	$1,203,115

^ This Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $38,440,000 during the six months ended June 30, 2022.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2022:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
BNP Paribas	$1,260,560	$(31)	$—	$1,260,529
Brown Brothers Harriman & Co.	4,658	(4,658)	—	—
Citibank NA	536	(536)	—	—
HSBC Bank plc	42	(42)	—	—
Merrill Lynch International	110,786	(19,794)	—	90,992
Morgan Stanley	424,471	—	—	424,471
State Street Bank & Trust	542	(542)	—	—

Total	$1,801,595	$(25,603)	$—	$1,775,992

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
BNP Paribas	$31	$(31)	$—	$—
Brown Brothers Harriman & Co.	7,314	(4,658)	—	2,656
Citibank NA	2,956	(536)	—	2,420
HSBC Bank plc	112	(42)	—	70
Merrill Lynch International	19,794	(19,794)	—	—
State Street Bank & Trust	612	(542)	—	70

Total	$30,819	$(25,603)	$—	$5,216

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$35,797,200
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$30,423,785

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,196,350
Aggregate gross unrealized depreciation	(2,507,824)

Net unrealized appreciation	$33,688,526

Federal income tax cost of investments in securities and derivative instruments, if applicable	$175,529,119

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $174,993,925)	$207,446,869
Cash	4,323,797
Unrealized appreciation on forward foreign currency contracts	1,801,595
Receivable for securities sold	834,344
Dividends, interest and other receivables	349,566
Receivable for Portfolio shares sold	69,103
Other assets	2,480

Total assets	214,827,754

LIABILITIES
Payable for securities purchased	2,214,654
Payable for Portfolio shares redeemed	126,418
Investment management fees payable	109,370
Distribution fees payable – Class IB	43,965
Unrealized depreciation on forward foreign currency contracts	30,819
Foreign currency overdraft payable	25,136
Administrative fees payable	16,243
Trustees’ fees payable	55
Accrued expenses	42,292

Total liabilities	2,608,952

NET ASSETS	$212,218,802

Net assets were comprised of:
Paid in capital	$168,372,816
Total distributable earnings (loss)	43,845,986

Net assets	$212,218,802

Class IB
Net asset value, offering and redemption price per share, $212,157,778 / 5,667,830 shares outstanding (unlimited amount authorized: $0.01 par value)	$37.43

Class K
Net asset value, offering and redemption price per share, $61,024 / 1,596 shares outstanding (unlimited amount authorized: $0.01 par value)†	$38.23

†	Net asset value amounts may not recalculate due to rounding of net assets and/or shares outstanding.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (net of $109,640 foreign withholding tax)	$2,986,353
Interest	3,824

Total income	2,990,177

EXPENSES
Investment management fees	783,706
Distribution fees – Class IB	268,314
Administrative fees	98,276
Professional fees	29,911
Custodian fees	25,436
Printing and mailing expenses	11,450
Trustees’ fees	3,237
Miscellaneous	6,621

Gross expenses	1,226,951
Less: Waiver from investment manager	(100,069)

Net expenses	1,126,882

NET INVESTMENT INCOME (LOSS)	1,863,295

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	5,404,167
Forward foreign currency contracts	1,726,994
Foreign currency transactions	(4,480)

Net realized gain (loss)	7,126,681

Change in unrealized appreciation (depreciation) on:
Investments in securities	(19,510,472)
Forward foreign currency contracts	1,203,115
Foreign currency translations	(9,999)

Net change in unrealized appreciation (depreciation)	(18,317,356)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(11,190,675)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,327,380)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,863,295	$3,915,668
Net realized gain (loss)	7,126,681	4,231,133
Net change in unrealized appreciation (depreciation)	(18,317,356)	19,044,879

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(9,327,380)	27,191,680

Distributions to shareholders:
Class IB	—	(6,467,358)
Class K	—	(1,948)

Total distributions to shareholders	—	(6,469,306)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 406,044 and 389,904 shares, respectively ]	15,659,196	14,351,900
Capital shares issued in reinvestment of dividends and distributions [ 0 and 169,355 shares, respectively ]	—	6,467,358
Capital shares repurchased [ (358,356) and (656,200) shares, respectively ]	(13,845,775)	(24,123,962)

Total Class IB transactions	1,813,421	(3,304,704)

Class K
Capital shares sold [ 17 and 37 shares, respectively ]	708	1,415
Capital shares issued in reinvestment of dividends and distributions [ 0 and 50 shares, respectively ]	—	1,948
Capital shares repurchased [ (23) and (44) shares, respectively ]	(909)	(1,657)

Total Class K transactions	(201)	1,706

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,813,220	(3,302,998)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,514,160)	17,419,376
NET ASSETS:
Beginning of period	219,732,962	202,313,586

End of period	$212,218,802	$219,732,962

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,						October 22, 2018* to December 31, 2018
Class IB			2021		2020		2019
Net asset value, beginning of period	$39.09		$35.38		$34.75		$28.70		$29.84

Income (loss) from investment operations:
Net investment income (loss) (e)	0.33	(1)	0.70		0.57		0.66		0.12
Net realized and unrealized gain (loss)	(1.99)		4.20		1.32		6.40		(1.11)

Total from investment operations	(1.66)		4.90		1.89		7.06		(0.99)

Less distributions:
Dividends from net investment income	—		(0.46)		(0.63)		(0.81)		(0.15)
Distributions from net realized gains	—		(0.73)		(0.56)		(0.20)		—
Return of capital	—		—		(0.07)		—		—

Total dividends and distributions	—		(1.19)		(1.26)		(1.01)		(0.15)

Net asset value, end of period	$37.43		$39.09		$35.38		$34.75		$28.70

Total return (b)	(4.25)%		13.92%		5.55%		24.69%		(3.35)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$212,158		$219,669		$202,257		$206,297		$169,124
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05	%(j)	1.05	%(j)	1.05	%(j)	1.05	%(j)	1.05	%(j)
Before waivers (a)(f)	1.14%		1.15%		1.17%		1.18%		1.19%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.74	%(aa)	1.90%		1.74%		1.99%		2.11	%(l)
Before waivers (a)(f)	1.64	%(aa)	1.80%		1.62%		1.86%		1.97	%(l)
Portfolio turnover rate^	14	%(z)	19%		36%		30%		10	%(z)

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,						October 22, 2018* to December 31, 2018
Class K			2021		2020		2019
Net asset value, beginning of period	$39.87		$36.05		$35.38		$29.20		$30.36

Income (loss) from investment operations:
Net investment income (loss) (e)	0.39	(1)	0.81		0.67		0.75		0.14
Net realized and unrealized gain (loss)	(2.03)		4.28		1.34		6.52		(1.14)

Total from investment operations	(1.64)		5.09		2.01		7.27		(1.00)

Less distributions:
Dividends from net investment income	—		(0.54)		(0.69)		(0.89)		(0.16)
Distributions from net realized gains	—		(0.73)		(0.56)		(0.20)		—
Return of capital	—		—		(0.09)		—		—

Total dividends and distributions	—		(1.27)		(1.34)		(1.09)		(0.16)

Net asset value, end of period	$38.23		$39.87		$36.05		$35.38		$29.20

Total return (b)	(4.11)%		14.20%		5.80%		25.01%		(3.31)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$61		$64		$56		$53		$43
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80	%(j)	0.80	%(j)	0.80	%(j)	0.80	%(j)	0.80	%(j)
Before waivers (a)(f)	0.89%		0.90%		0.92%		0.93%		0.94%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.99	%(aa)	2.15%		1.99%		2.24%		2.36	%(l)
Before waivers (a)(f)	1.89	%(aa)	2.05%		1.86%		2.11%		2.23	%(l)
Portfolio turnover rate^	14	%(z)	19%		36%		30%		10	%(z)
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.30 and $0.36 for Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.05% for Class IB and 0.80% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.16% lower.

See Notes to Financial Statements.

1157

EQ/MID CAP INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Industrials	18.1%
Financials	14.8
Consumer Discretionary	13.5
Information Technology	12.9
Health Care	10.2
Real Estate	9.2
Materials	6.8
Utilities	4.1
Consumer Staples	4.0
Energy	3.9
Communication Services	1.6
Repurchase Agreements	1.4
Cash and Other	(0.5)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IA
Actual	$1,000.00	$802.00	$2.95
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.52	3.31
Class IB
Actual	1,000.00	802.30	2.95
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.52	3.31
Class K
Actual	1,000.00	803.30	1.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.76	2.06

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.66%, 0.66% and 0.41%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.6%)
Diversified Telecommunication Services (0.3%)
Iridium Communications, Inc.*	131,335	$4,932,943

Entertainment (0.1%)
World Wrestling Entertainment, Inc., Class A (x)	44,376	2,773,056

Interactive Media & Services (0.3%)
TripAdvisor, Inc.*	102,804	1,829,911
Ziff Davis, Inc.*	48,532	3,617,090

		5,447,001

Media (0.9%)
Cable One, Inc.	5,043	6,502,041
John Wiley & Sons, Inc., Class A	44,537	2,127,087
New York Times Co. (The), Class A	171,055	4,772,435
TEGNA, Inc.	227,061	4,761,469

		18,163,032

Total Communication Services		31,316,032

Consumer Discretionary (13.5%)
Auto Components (1.4%)
Adient plc*	97,288	2,882,643
Dana, Inc.	147,078	2,069,387
Fox Factory Holding Corp.*	43,250	3,483,355
Gentex Corp.	240,584	6,729,135
Goodyear Tire & Rubber Co. (The)*	289,844	3,104,229
Lear Corp.	61,340	7,722,093
Visteon Corp.*	28,845	2,987,765

		28,978,607

Automobiles (0.5%)
Harley-Davidson, Inc.	151,228	4,787,878
Thor Industries, Inc.	56,468	4,219,854

		9,007,732

Diversified Consumer Services (1.1%)
Graham Holdings Co., Class B	4,020	2,278,697
Grand Canyon Education, Inc.*	33,163	3,123,623
H&R Block, Inc.	163,763	5,784,109
Service Corp. International	162,883	11,258,473

		22,444,902

Hotels, Restaurants & Leisure (2.5%)
Boyd Gaming Corp.	82,086	4,083,779
Choice Hotels International, Inc.	33,764	3,769,075
Churchill Downs, Inc.	35,116	6,725,767
Cracker Barrel Old Country Store, Inc.	23,833	1,989,817
Light & Wonder, Inc.*	98,164	4,612,726
Marriott Vacations Worldwide Corp.	42,514	4,940,127
Papa John’s International, Inc.	32,690	2,730,269
Six Flags Entertainment Corp.*	79,831	1,732,333
Texas Roadhouse, Inc.	69,949	5,120,267
Travel + Leisure Co.	87,647	3,402,457
Wendy’s Co. (The)	175,875	3,320,520
Wingstop, Inc.	30,657	2,292,224
Wyndham Hotels & Resorts, Inc.	94,506	6,210,934

		50,930,295

Household Durables (1.4%)
Helen of Troy Ltd.*	24,465	3,973,361
KB Home	89,014	2,533,338
Leggett & Platt, Inc.	137,049	4,739,154
Taylor Morrison Home Corp.*	122,764	2,867,767
Tempur Sealy International, Inc.	180,130	3,849,378
Toll Brothers, Inc.	113,141	5,046,089
TopBuild Corp.*	33,634	5,622,260

		28,631,347

Leisure Products (1.3%)
Brunswick Corp.	77,708	5,080,549
Callaway Golf Co.*	119,398	2,435,719
Mattel, Inc.*	361,702	8,076,806
Polaris, Inc.	57,388	5,697,480
YETI Holdings, Inc. (x)*	88,411	3,825,544

		25,116,098

Multiline Retail (0.8%)
Kohl’s Corp.	131,950	4,709,295
Macy’s, Inc.	292,302	5,354,973
Nordstrom, Inc. (x)	114,494	2,419,258
Ollie’s Bargain Outlet Holdings, Inc.*	59,864	3,517,010

		16,000,536

Specialty Retail (2.8%)
American Eagle Outfitters, Inc. (x)	158,056	1,767,066
AutoNation, Inc.*	36,508	4,080,134
Dick’s Sporting Goods, Inc. (x)	59,568	4,489,640
Five Below, Inc.*	56,962	6,461,200
Foot Locker, Inc.	85,782	2,165,996
GameStop Corp., Class A (x)*	63,450	7,759,935
Gap, Inc. (The) (x)	216,284	1,782,180
Lithia Motors, Inc., Class A	29,690	8,159,109
Murphy USA, Inc.	22,847	5,320,381
RH*	18,044	3,830,019
Victoria’s Secret & Co.*	69,692	1,949,285
Williams-Sonoma, Inc.	71,860	7,972,867

		55,737,812

Textiles, Apparel & Luxury Goods (1.7%)
Capri Holdings Ltd.*	151,471	6,211,826
Carter’s, Inc.	41,345	2,913,996
Columbia Sportswear Co.	34,191	2,447,392
Crocs, Inc.*	63,184	3,075,165
Deckers Outdoor Corp.*	27,953	7,137,798
Hanesbrands, Inc.	357,887	3,682,657
Skechers USA, Inc., Class A*	138,405	4,924,450
Under Armour, Inc., Class A*	193,598	1,612,672
Under Armour, Inc., Class C*	208,016	1,576,761

		33,582,717

Total Consumer Discretionary		270,430,046

Consumer Staples (4.0%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A*	9,644	2,921,842

Food & Staples Retailing (1.5%)
BJ’s Wholesale Club Holdings, Inc.*	138,431	8,627,020
Casey’s General Stores, Inc.	38,080	7,044,038
Grocery Outlet Holding Corp.*	89,985	3,836,061
Performance Food Group Co.*	159,051	7,313,165

See Notes to Financial Statements.

1159

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EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Sprouts Farmers Market, Inc.*	112,487	$2,848,171

		29,668,455

Food Products (1.9%)
Darling Ingredients, Inc.*	165,734	9,910,893
Flowers Foods, Inc.	204,517	5,382,887
Hain Celestial Group, Inc. (The)*	92,143	2,187,475
Ingredion, Inc.	67,950	5,990,472
Lancaster Colony Corp.	20,333	2,618,484
Pilgrim’s Pride Corp.*	49,322	1,540,326
Post Holdings, Inc.*	57,345	4,722,361
Sanderson Farms, Inc.	21,768	4,691,657

		37,044,555

Household Products (0.1%)
Energizer Holdings, Inc.	67,262	1,906,878

Personal Products (0.4%)
BellRing Brands, Inc.*	111,939	2,786,162
Coty, Inc., Class A*	353,056	2,827,978
Nu Skin Enterprises, Inc., Class A	51,520	2,230,816

		7,844,956

Total Consumer Staples		79,386,686

Energy (3.9%)
Energy Equipment & Services (0.5%)
ChampionX Corp.	208,714	4,142,973
NOV, Inc.	403,058	6,815,711

		10,958,684

Oil, Gas & Consumable Fuels (3.4%)
Antero Midstream Corp.	333,836	3,021,216
CNX Resources Corp.*	200,149	3,294,453
DT Midstream, Inc.	99,261	4,865,774
EQT Corp.	303,354	10,435,378
Equitrans Midstream Corp.	417,424	2,654,817
HF Sinclair Corp.	153,471	6,930,750
Matador Resources Co.	113,938	5,308,371
Murphy Oil Corp.	149,865	4,524,424
PDC Energy, Inc.	97,922	6,032,974
Range Resources Corp.*	265,967	6,582,683
Targa Resources Corp.	233,946	13,959,558

		67,610,398

Total Energy		78,569,082

Financials (14.8%)
Banks (7.0%)
Associated Banc-Corp.	153,964	2,811,383
Bank of Hawaii Corp.	41,341	3,075,770
Bank OZK	115,859	4,348,188
Cadence Bank	188,282	4,420,861
Cathay General Bancorp	77,112	3,018,935
Commerce Bancshares, Inc.	112,738	7,401,250
Cullen/Frost Bankers, Inc.	58,537	6,816,634
East West Bancorp, Inc.	145,615	9,435,852
First Financial Bankshares, Inc.	131,802	5,175,865
First Horizon Corp.	548,849	11,997,839
FNB Corp.	346,225	3,760,003
Fulton Financial Corp.	164,955	2,383,600
Glacier Bancorp, Inc.	111,383	5,281,782
Hancock Whitney Corp.	88,625	3,928,746
Home BancShares, Inc.	194,130	4,032,080
International Bancshares Corp.	54,451	2,182,396
Old National Bancorp	300,612	4,446,051
PacWest Bancorp	120,515	3,212,930
Pinnacle Financial Partners, Inc.	78,380	5,667,658
Prosperity Bancshares, Inc.	94,590	6,457,659
Synovus Financial Corp.	149,138	5,376,425
Texas Capital Bancshares, Inc.*	52,048	2,739,807
UMB Financial Corp.	44,205	3,806,051
Umpqua Holdings Corp.	222,716	3,734,947
United Bankshares, Inc.	139,262	4,883,918
Valley National Bancorp	431,211	4,488,907
Washington Federal, Inc.	67,014	2,011,760
Webster Financial Corp.	182,751	7,702,955
Wintrust Financial Corp.	58,764	4,709,935

		139,310,187

Capital Markets (1.9%)
Affiliated Managers Group, Inc.	39,685	4,627,271
Evercore, Inc., Class A	41,655	3,899,325
Federated Hermes, Inc.	94,061	2,990,199
Interactive Brokers Group, Inc., Class A	89,738	4,936,487
Janus Henderson Group plc	172,171	4,047,740
Jefferies Financial Group, Inc.	196,609	5,430,341
SEI Investments Co.	107,047	5,782,679
Stifel Financial Corp.	109,361	6,126,403

		37,840,445

Consumer Finance (0.5%)
FirstCash Holdings, Inc.	40,424	2,809,872
Navient Corp.	151,753	2,123,025
SLM Corp.	276,247	4,403,377

		9,336,274

Diversified Financial Services (0.3%)
Voya Financial, Inc. (x)	104,844	6,241,363

Insurance (4.5%)
Alleghany Corp.*	13,806	11,501,779
American Financial Group, Inc.	68,114	9,454,904
Brighthouse Financial, Inc.*	76,850	3,152,387
CNO Financial Group, Inc.	118,916	2,151,190
First American Financial Corp.	110,211	5,832,366
Hanover Insurance Group, Inc. (The)	36,520	5,341,050
Kemper Corp.	61,540	2,947,766
Kinsale Capital Group, Inc.	22,096	5,074,126
Mercury General Corp.	27,272	1,208,150
Old Republic International Corp.	294,212	6,578,580
Primerica, Inc.	39,486	4,726,079
Reinsurance Group of America, Inc.	68,740	8,062,515
RenaissanceRe Holdings Ltd.	45,343	7,090,285
RLI Corp.	40,920	4,770,863
Selective Insurance Group, Inc.	61,930	5,384,194
Unum Group	206,348	7,019,959

		90,296,193

Thrifts & Mortgage Finance (0.6%)
Essent Group Ltd.	110,412	4,295,027
MGIC Investment Corp.	317,689	4,002,881
New York Community Bancorp, Inc.	479,238	4,375,443

		12,673,351

Total Financials		295,697,813

See Notes to Financial Statements.

1160

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (10.2%)
Biotechnology (1.9%)
Arrowhead Pharmaceuticals, Inc.*	108,498	$3,820,215
Exelixis, Inc.*	329,120	6,852,278
Halozyme Therapeutics, Inc.*	141,554	6,228,376
Neurocrine Biosciences, Inc.*	98,074	9,560,253
United Therapeutics Corp.*	46,483	10,953,254

		37,414,376

Health Care Equipment & Supplies (3.3%)
Enovis Corp.*	48,235	2,652,925
Envista Holdings Corp.*	166,866	6,431,016
Globus Medical, Inc., Class A (x)*	81,369	4,568,056
Haemonetics Corp.*	52,447	3,418,495
ICU Medical, Inc.*	20,597	3,385,941
Inari Medical, Inc.*	34,888	2,372,035
Integra LifeSciences Holdings Corp.*	73,364	3,963,857
LivaNova plc*	54,837	3,425,667
Masimo Corp.*	52,398	6,846,847
Neogen Corp.*	110,635	2,665,197
NuVasive, Inc.*	53,400	2,625,144
Penumbra, Inc.*	36,343	4,525,430
QuidelOrtho Corp.*	51,329	4,988,152
Shockwave Medical, Inc.*	36,727	7,021,101
STAAR Surgical Co.*	49,060	3,479,826
Tandem Diabetes Care, Inc.*	65,634	3,884,876

		66,254,565

Health Care Providers & Services (2.5%)
Acadia Healthcare Co., Inc.*	92,892	6,282,286
Amedisys, Inc.*	33,424	3,513,531
Chemed Corp.	15,359	7,209,361
Encompass Health Corp.	102,410	5,740,080
HealthEquity, Inc.*	86,569	5,314,471
LHC Group, Inc.*	31,840	4,958,762
Option Care Health, Inc.*	142,262	3,953,461
Patterson Cos., Inc.	89,153	2,701,336
Progyny, Inc.*	72,646	2,110,366
R1 RCM, Inc.*	137,766	2,887,575
Tenet Healthcare Corp.*	110,537	5,809,825

		50,481,054

Life Sciences Tools & Services (1.7%)
Azenta, Inc.	76,943	5,547,590
Bruker Corp.	102,613	6,439,992
Medpace Holdings, Inc.*	27,621	4,134,035
Repligen Corp.*	52,899	8,590,798
Sotera Health Co.*	101,572	1,989,796
Syneos Health, Inc.*	105,255	7,544,678

		34,246,889

Pharmaceuticals (0.8%)
Jazz Pharmaceuticals plc*	63,947	9,976,372
Perrigo Co. plc	138,067	5,601,378

		15,577,750

Total Health Care		203,974,634

Industrials (18.1%)
Aerospace & Defense (1.3%)
Axon Enterprise, Inc.*	72,866	6,788,925
Curtiss-Wright Corp.	39,449	5,209,635
Hexcel Corp.	86,247	4,511,581
Mercury Systems, Inc.*	59,180	3,807,049
Woodward, Inc.	62,229	5,755,560

		26,072,750

Air Freight & Logistics (0.2%)
GXO Logistics, Inc.*	104,414	4,517,994

Airlines (0.1%)
JetBlue Airways Corp.*	329,169	2,755,145

Building Products (2.4%)
Builders FirstSource, Inc.*	177,277	9,519,775
Carlisle Cos., Inc.	53,049	12,658,022
Lennox International, Inc.	33,899	7,003,194
Owens Corning	99,614	7,402,316
Simpson Manufacturing Co., Inc.	44,287	4,455,715
Trex Co., Inc. (x)*	116,156	6,321,210

		47,360,232

Commercial Services & Supplies (1.5%)
Brink’s Co. (The)	48,251	2,929,318
Clean Harbors, Inc.*	51,384	4,504,835
IAA, Inc.*	137,508	4,506,137
MillerKnoll, Inc. (x)	77,773	2,043,097
MSA Safety, Inc.	37,538	4,544,726
Stericycle, Inc.*	94,494	4,143,562
Tetra Tech, Inc.	55,085	7,521,857

		30,193,532

Construction & Engineering (1.8%)
AECOM	145,035	9,459,183
Dycom Industries, Inc.*	30,403	2,828,695
EMCOR Group, Inc.	52,478	5,403,135
Fluor Corp.*	145,719	3,546,800
MasTec, Inc.*	58,638	4,201,999
MDU Resources Group, Inc.	208,663	5,631,814
Valmont Industries, Inc.	21,868	4,912,209

		35,983,835

Electrical Equipment (1.8%)
Acuity Brands, Inc.	35,483	5,465,801
EnerSys	42,328	2,495,659
Hubbell, Inc.	55,063	9,833,151
nVent Electric plc	170,692	5,347,780
Regal Rexnord Corp.	68,754	7,804,954
Sunrun, Inc.*	215,602	5,036,463
Vicor Corp.*	22,144	1,211,941

		37,195,749

Machinery (4.2%)
AGCO Corp.	62,723	6,190,760
Chart Industries, Inc.*	36,791	6,158,078
Crane Holdings Co.	48,891	4,280,896
Donaldson Co., Inc.	126,786	6,103,478
Esab Corp.	46,818	2,048,287
Flowserve Corp.	134,058	3,838,081
Graco, Inc.	173,647	10,316,368
ITT, Inc.	85,681	5,761,190
Kennametal, Inc.	84,797	1,969,834
Lincoln Electric Holdings, Inc.	59,615	7,354,106
Middleby Corp. (The)*	55,811	6,996,467
Oshkosh Corp.	67,514	5,545,600

See Notes to Financial Statements.

1161

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Terex Corp.	71,110	$1,946,281
Timken Co. (The)	69,221	3,672,174
Toro Co. (The)	106,840	8,097,404
Watts Water Technologies, Inc., Class A	28,145	3,457,332

		83,736,336

Marine (0.2%)
Kirby Corp.*	61,875	3,764,475

Professional Services (1.9%)
ASGN, Inc.*	52,435	4,732,259
CACI International, Inc., Class A*	24,025	6,769,765
FTI Consulting, Inc.*	35,370	6,396,664
Insperity, Inc.	36,557	3,649,485
KBR, Inc.	143,206	6,929,738
ManpowerGroup, Inc.	54,118	4,135,156
Science Applications International Corp.	57,277	5,332,489

		37,945,556

Road & Rail (1.7%)
Avis Budget Group, Inc.*	35,179	5,174,127
Knight-Swift Transportation Holdings, Inc.	167,841	7,769,360
Landstar System, Inc.	38,097	5,540,066
Ryder System, Inc.	52,473	3,728,731
Saia, Inc.*	27,098	5,094,424
Werner Enterprises, Inc.	60,749	2,341,267
XPO Logistics, Inc.*	101,499	4,888,192

		34,536,167

Trading Companies & Distributors (1.0%)
GATX Corp.	36,530	3,439,665
MSC Industrial Direct Co., Inc., Class A	48,421	3,636,901
Univar Solutions, Inc.*	173,653	4,318,750
Watsco, Inc.	34,031	8,127,284

		19,522,600

Total Industrials		363,584,371

Information Technology (12.9%)
Communications Equipment (0.8%)
Calix, Inc.*	57,018	1,946,594
Ciena Corp.*	156,100	7,133,770
Lumentum Holdings, Inc.*	70,802	5,623,095
Viasat, Inc.*	76,382	2,339,581

		17,043,040

Electronic Equipment, Instruments & Components (3.3%)
Arrow Electronics, Inc.*	67,762	7,595,443
Avnet, Inc.	100,234	4,298,034
Belden, Inc.	45,412	2,419,097
Cognex Corp.	178,276	7,580,296
Coherent, Inc.*	25,460	6,777,961
II-VI, Inc. (x)*	109,238	5,565,676
IPG Photonics Corp.*	35,663	3,356,958
Jabil, Inc.	144,905	7,420,585
Littelfuse, Inc.	25,385	6,448,806
National Instruments Corp.	134,601	4,203,589
TD SYNNEX Corp.	42,404	3,863,004
Vishay Intertechnology, Inc.	135,372	2,412,329
Vontier Corp.	165,213	3,798,247

		65,740,025

IT Services (2.1%)
Bread Financial Holdings, Inc.	51,076	1,892,877
Concentrix Corp.	44,148	5,988,235
Euronet Worldwide, Inc.*	51,872	5,217,804
Genpact Ltd.	174,787	7,403,977
Kyndryl Holdings, Inc.*	184,333	1,802,777
Maximus, Inc.	63,017	3,939,193
Sabre Corp. (x)*	334,917	1,952,566
Western Union Co. (The)	396,118	6,524,063
WEX, Inc.*	46,165	7,181,427

		41,902,919

Semiconductors & Semiconductor Equipment (3.3%)
Amkor Technology, Inc.	102,981	1,745,528
Cirrus Logic, Inc.*	58,779	4,263,829
CMC Materials, Inc.	29,358	5,122,678
First Solar, Inc.*	101,712	6,929,639
Lattice Semiconductor Corp.*	141,206	6,848,491
MKS Instruments, Inc.	57,113	5,861,507
Power Integrations, Inc.	59,831	4,487,923
Semtech Corp.*	65,125	3,579,921
Silicon Laboratories, Inc.*	37,537	5,263,438
SiTime Corp.*	15,978	2,604,893
SunPower Corp. (x)*	85,634	1,353,874
Synaptics, Inc.*	40,642	4,797,788
Universal Display Corp.	44,572	4,508,012
Wolfspeed, Inc.*	126,865	8,049,584

		65,417,105

Software (3.3%)
ACI Worldwide, Inc.*	117,786	3,049,480
Aspen Technology, Inc.*	28,729	5,276,943
Blackbaud, Inc.*	46,720	2,713,030
CDK Global, Inc.	119,835	6,563,363
CommVault Systems, Inc.*	45,768	2,878,807
Envestnet, Inc.*	56,629	2,988,312
Fair Isaac Corp.*	26,609	10,667,548
Manhattan Associates, Inc.*	64,763	7,421,840
NCR Corp.*	140,168	4,360,627
Paylocity Holding Corp.*	40,727	7,103,603
Qualys, Inc.*	34,270	4,322,818
Sailpoint Technologies Holdings, Inc. (x)*	96,740	6,063,663
Teradata Corp.*	107,435	3,976,169

		67,386,203

Technology Hardware, Storage & Peripherals (0.1%)
Xerox Holdings Corp.	122,359	1,817,031

Total Information Technology		259,306,323

Materials (6.8%)
Chemicals (2.7%)
Ashland Global Holdings, Inc.	52,041	5,362,825
Avient Corp.	93,814	3,760,065
Cabot Corp.	57,908	3,693,951
Chemours Co. (The)	159,530	5,108,151
Ingevity Corp.*	39,763	2,510,636
Minerals Technologies, Inc.	33,827	2,074,948

See Notes to Financial Statements.

1162

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
NewMarket Corp.	6,945	$2,090,167
Olin Corp.	142,414	6,590,920
RPM International, Inc.	132,879	10,460,235
Scotts Miracle-Gro Co. (The)	41,492	3,277,453
Sensient Technologies Corp.	43,131	3,474,633
Valvoline, Inc.	182,853	5,271,652

		53,675,636

Construction Materials (0.2%)
Eagle Materials, Inc.	40,537	4,456,638

Containers & Packaging (0.9%)
AptarGroup, Inc.	67,286	6,944,588
Greif, Inc., Class A	27,298	1,702,849
Silgan Holdings, Inc.	86,408	3,572,971
Sonoco Products Co.	100,040	5,706,282

		17,926,690

Metals & Mining (2.8%)
Alcoa Corp.	189,267	8,626,790
Cleveland-Cliffs, Inc.*	489,984	7,531,054
Commercial Metals Co.	124,670	4,126,577
Reliance Steel & Aluminum Co.	63,566	10,797,321
Royal Gold, Inc.	67,354	7,192,060
Steel Dynamics, Inc.	183,939	12,167,565
United States Steel Corp.	267,443	4,789,904
Worthington Industries, Inc.	32,922	1,451,860

		56,683,131

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	84,264	4,416,276

Total Materials		137,158,371

Real Estate (9.2%)
Equity Real Estate Investment Trusts (REITs) (8.8%)
American Campus Communities, Inc. (REIT)	143,127	9,227,398
Apartment Income REIT Corp. (REIT)	161,201	6,705,962
Brixmor Property Group, Inc. (REIT)	307,359	6,211,725
Corporate Office Properties Trust (REIT)	115,352	3,021,069
Cousins Properties, Inc. (REIT)	152,650	4,461,959
Douglas Emmett, Inc. (REIT)	180,376	4,036,815
EastGroup Properties, Inc. (REIT)	42,769	6,600,540
EPR Properties (REIT)	76,928	3,610,231
First Industrial Realty Trust, Inc. (REIT)	135,449	6,431,118
Healthcare Realty Trust, Inc. (REIT)	155,565	4,231,368
Highwoods Properties, Inc. (REIT)	107,901	3,689,135
Hudson Pacific Properties, Inc. (REIT)	148,403	2,202,300
Independence Realty Trust, Inc. (REIT)	226,670	4,698,869
JBG SMITH Properties (REIT)	111,562	2,637,326
Kilroy Realty Corp. (REIT)	107,788	5,640,546
Kite Realty Group Trust (REIT)	224,762	3,886,135
Lamar Advertising Co. (REIT), Class A	89,336	7,858,888
Life Storage, Inc. (REIT)	86,569	9,666,295
Macerich Co. (The) (REIT)	220,252	1,918,395
Medical Properties Trust, Inc. (REIT)	615,776	9,402,899
National Retail Properties, Inc. (REIT)	180,506	7,761,758
National Storage Affiliates Trust (REIT)	86,343	4,323,194
Omega Healthcare Investors, Inc. (REIT) (x)	241,361	6,803,967
Park Hotels & Resorts, Inc. (REIT)	239,466	3,249,554
Pebblebrook Hotel Trust (REIT)	134,782	2,233,338
Physicians Realty Trust (REIT)	231,181	4,034,108
PotlatchDeltic Corp. (REIT)	71,184	3,145,621
PS Business Parks, Inc. (REIT)	20,695	3,873,069
Rayonier, Inc. (REIT)	150,115	5,611,299
Rexford Industrial Realty, Inc. (REIT)	169,332	9,751,830
Sabra Health Care REIT, Inc. (REIT)	236,988	3,310,722
SL Green Realty Corp. (REIT) (x)	65,799	3,036,624
Spirit Realty Capital, Inc. (REIT)	137,816	5,206,688
STORE Capital Corp. (REIT)	259,107	6,757,511

		175,238,256

Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.*	50,139	8,767,306

Total Real Estate		184,005,562

Utilities (4.1%)
Electric Utilities (1.5%)
ALLETE, Inc.	58,478	3,437,337
Hawaiian Electric Industries, Inc.	112,290	4,592,661
IDACORP, Inc.	51,880	5,495,130
OGE Energy Corp.	205,433	7,921,496
PNM Resources, Inc.	88,077	4,208,319
Portland General Electric Co.	91,411	4,417,894

		30,072,837

Gas Utilities (1.7%)
National Fuel Gas Co.	93,845	6,198,462
New Jersey Resources Corp.	98,665	4,393,552
ONE Gas, Inc.	55,503	4,506,289
Southwest Gas Holdings, Inc.	68,598	5,973,514
Spire, Inc.	53,484	3,977,605
UGI Corp.	215,478	8,319,606

		33,369,028

Multi-Utilities (0.4%)
Black Hills Corp.	66,527	4,841,170
NorthWestern Corp.	55,553	3,273,738

		8,114,908

Water Utilities (0.5%)
Essential Utilities, Inc.	236,257	10,832,383

Total Utilities		82,389,156

Total Common Stocks (99.1%) (Cost $1,477,136,386)		1,985,818,076

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.4%)
Deutsche Bank Securities, Inc., 1.45%, dated 6/30/22, due 7/1/22, repurchase price $10,370,556, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $10,577,541. (xx)	$10,370,139	10,370,139

See Notes to Financial Statements.

1163

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
MetLife, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $5,000,208, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-11/15/47; total market value $5,102,253. (xx)	$5,000,000	$5,000,000
National Bank of Canada, 1.70%, dated 6/30/22, due 7/7/22, repurchase price $6,001,983, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 11/3/22-2/15/51; total market value $6,616,842. (xx)	6,000,000	6,000,000
Societe Generale SA, 1.51%, dated 6/30/22, due 7/7/22, repurchase price $1,000,294, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.807%, maturing 10/11/22-4/30/24; total market value $1,020,000. (xx)	1,000,000	1,000,000
Societe Generale SA, 1.62%, dated 6/30/22, due 7/1/22, repurchase price $5,000,225, collateralized by various Common Stocks; total market value $5,556,861. (xx)	$5,000,000	5,000,000

Total Repurchase Agreements		27,370,139

Total Short-Term Investments (1.4%)
(Cost $27,370,139)		27,370,139

Total Investments in Securities (100.5%)
(Cost $1,504,506,525)		2,013,188,215
Other Assets Less Liabilities (-0.5%)		(9,218,947)

Net Assets (100%)		$2,003,969,268

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $31,350,201. This was collateralized by $5,359,553 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 7/14/22 – 5/15/52 and by cash of $27,370,139 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

USD	—	United States Dollar

Futures contracts outstanding as of June 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	70	9/2022	USD	15,876,000	(1,650,011)

					(1,650,011)

See Notes to Financial Statements.

1164

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$31,316,032	$—	$—	$31,316,032
Consumer Discretionary	270,430,046	—	—	270,430,046
Consumer Staples	79,386,686	—	—	79,386,686
Energy	78,569,082	—	—	78,569,082
Financials	295,697,813	—	—	295,697,813
Health Care	203,974,634	—	—	203,974,634
Industrials	363,584,371	—	—	363,584,371
Information Technology	259,306,323	—	—	259,306,323
Materials	137,158,371	—	—	137,158,371
Real Estate	184,005,562	—	—	184,005,562
Utilities	82,389,156	—	—	82,389,156
Short-Term Investments
Repurchase Agreements	—	27,370,139	—	27,370,139

Total Assets	$1,985,818,076	$27,370,139	$—	$2,013,188,215

Liabilities:
Futures	$(1,650,011)	$—	$—	$(1,650,011)

Total Liabilities	$(1,650,011)	$—	$—	$(1,650,011)

Total	$1,984,168,065	$27,370,139	$—	$2,011,538,204

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(1,650,011	)*

Total		$(1,650,011)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(1,159,496)	$(1,159,496)

Total	$(1,159,496)	$(1,159,496)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(1,819,501)	$(1,819,501)

Total	$(1,819,501)	$(1,819,501)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $18,511,000 during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$116,542,776
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$151,427,290

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$674,318,149
Aggregate gross unrealized depreciation	(168,198,040)

Net unrealized appreciation	$506,120,109

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,505,418,095

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $1,477,136,386)	$1,985,818,076
Repurchase Agreements (Cost $27,370,139)	27,370,139
Cash	16,326,741
Dividends, interest and other receivables	2,089,196
Due from broker for futures variation margin	884,104
Receivable for Portfolio shares sold	386,815
Securities lending income receivable	140,928
Other assets	24,276

Total assets	2,033,040,275

LIABILITIES
Payable for return of collateral on securities loaned	27,370,139
Payable for Portfolio shares redeemed	542,188
Investment management fees payable	501,957
Distribution fees payable – Class IB	400,511
Administrative fees payable	166,071
Distribution fees payable – Class IA	24,902
Trustees’ fees payable	1,597
Accrued expenses	63,642

Total liabilities	29,071,007

NET ASSETS	$2,003,969,268

Net assets were comprised of:
Paid in capital	$1,383,371,502
Total distributable earnings (loss)	620,597,766

Net assets	$2,003,969,268

Class IA
Net asset value, offering and redemption price per share, $115,754,478 / 8,186,500 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.14

Class IB
Net asset value, offering and redemption price per share, $1,865,574,678 / 134,811,968 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.84

Class K
Net asset value, offering and redemption price per share, $22,640,112 / 1,597,593 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.17

(x)	Includes value of securities on loan of $31,350,201.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends	$17,758,447
Interest	20,857
Securities lending (net)	242,584

Total income	18,021,888

EXPENSES
Investment management fees	3,902,153
Distribution fees – Class IB	2,639,949
Administrative fees	1,039,053
Distribution fees – Class IA	166,288
Professional fees	55,900
Printing and mailing expenses	42,726
Custodian fees	37,842
Trustees’ fees	35,320
Miscellaneous	24,312

Gross expenses	7,943,543
Less: Waiver from investment manager	(490,217)

Net expenses	7,453,326

NET INVESTMENT INCOME (LOSS)	10,568,562

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	47,218,818
Futures contracts	(1,159,496)

Net realized gain (loss)	46,059,322

Change in unrealized appreciation (depreciation) on:
Investments in securities	(552,885,184)
Futures contracts	(1,819,501)

Net change in unrealized appreciation (depreciation)	(554,704,685)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(508,645,363)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(498,076,801)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,568,562	$14,287,946
Net realized gain (loss)	46,059,322	248,552,526
Net change in unrealized appreciation (depreciation)	(554,704,685)	244,718,761

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(498,076,801)	507,559,233

Distributions to shareholders:
Class IA	—	(12,713,870)
Class IB	—	(204,034,365)
Class K	—	(2,599,758)

Total distributions to shareholders	—	(219,347,993)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 153,204 and 1,039,956 shares, respectively ]	2,497,442	18,077,863
Capital shares issued in reinvestment of dividends and distributions [ 0 and 738,847 shares, respectively ]	—	12,713,870
Capital shares repurchased [ (495,338) and (1,436,799) shares, respectively ]	(7,981,514)	(25,814,036)

Total Class IA transactions	(5,484,072)	4,977,697

Class IB
Capital shares sold [ 3,418,130 and 7,299,772 shares, respectively ]	53,326,684	129,512,623
Capital shares issued in reinvestment of dividends and distributions [ 0 and 12,114,263 shares, respectively ]	—	204,034,365
Capital shares repurchased [ (5,827,083) and (14,230,979) shares, respectively ]	(91,539,132)	(249,536,337)

Total Class IB transactions	(38,212,448)	84,010,651

Class K
Capital shares sold [ 35,788 and 165,854 shares, respectively ]	563,013	2,971,073
Capital shares issued in reinvestment of dividends and distributions [ 0 and 150,947 shares, respectively ]	—	2,599,758
Capital shares repurchased [ (133,359) and (231,371) shares, respectively ]	(2,155,185)	(4,106,067)

Total Class K transactions	(1,592,172)	1,464,764

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(45,288,692)	90,453,112

TOTAL INCREASE (DECREASE) IN NET ASSETS	(543,365,493)	378,664,352
NET ASSETS:
Beginning of period	2,547,334,761	2,168,670,409

End of period	$2,003,969,268	$2,547,334,761

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IA			2021	2020	2019	2018	2017
Net asset value, beginning of period	$17.63		$15.57	$14.68	$12.31	$15.35	$14.65

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.10	0.12	0.13	0.14	0.11
Net realized and unrealized gain (loss)	(3.56)		3.57	1.68	2.98	(1.86)	2.12

Total from investment operations	(3.49)		3.67	1.80	3.11	(1.72)	2.23

Less distributions:
Dividends from net investment income	—		(0.11)	(0.11)	(0.14)	(0.15)	(0.12)
Distributions from net realized gains	—		(1.50)	(0.80)	(0.60)	(1.17)	(1.41)

Total dividends and distributions	—		(1.61)	(0.91)	(0.74)	(1.32)	(1.53)

Net asset value, end of period	$14.14		$17.63	$15.57	$14.68	$12.31	$15.35

Total return (b)	(19.80)%		23.93%	12.80%	25.43%	(11.69)%	15.46%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$115,754		$150,325	$127,485	$123,215	$103,087	$119,960
Ratio of expenses to average net assets:
After waivers (a)(f)	0.66%		0.69%	0.72%	0.72%	0.72%	0.72%
Before waivers (a)(f)	0.70%		0.70%	0.72%	0.72%	0.72%	0.72%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.93%		0.58%	0.89%	0.94%	0.93%	0.69%
Before waivers (a)(f)	0.88%		0.57%	0.89%	0.94%	0.93%	0.69%
Portfolio turnover rate^	5	%(z)	18%	17%	17%	18%	18%

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021	2020	2019	2018	2017
Net asset value, beginning of period	$17.25		$15.27	$14.41	$12.10	$15.11	$14.44

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.10	0.12	0.13	0.14	0.11
Net realized and unrealized gain (loss)	(3.48)		3.49	1.65	2.92	(1.83)	2.09

Total from investment operations	(3.41)		3.59	1.77	3.05	(1.69)	2.20

Less distributions:
Dividends from net investment income	—		(0.11)	(0.11)	(0.14)	(0.15)	(0.12)
Distributions from net realized gains	—		(1.50)	(0.80)	(0.60)	(1.17)	(1.41)

Total dividends and distributions	—		(1.61)	(0.91)	(0.74)	(1.32)	(1.53)

Net asset value, end of period	$13.84		$17.25	$15.27	$14.41	$12.10	$15.11

Total return (b)	(19.77)%		23.87%	12.84%	25.37%	(11.68)%	15.47%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,865,575		$2,367,101	$2,016,103	$1,864,800	$1,557,718	$1,862,819
Ratio of expenses to average net assets:
After waivers (a)(f)	0.66%		0.69%	0.72%	0.72%	0.72%	0.72%
Before waivers (a)(f)	0.70%		0.70%	0.72%	0.72%	0.72%	0.72%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.93%		0.58%	0.89%	0.94%	0.93%	0.69%
Before waivers (a)(f)	0.89%		0.57%	0.89%	0.94%	0.93%	0.69%
Portfolio turnover rate^	5	%(z)	18%	17%	17%	18%	18%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021	2020	2019	2018	2017
Net asset value, beginning of period	$17.64		$15.58	$14.68	$12.31	$15.35	$14.65

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.15	0.15	0.17	0.18	0.14
Net realized and unrealized gain (loss)	(3.56)		3.56	1.70	2.97	(1.86)	2.13

Total from investment operations	(3.47)		3.71	1.85	3.14	(1.68)	2.27

Less distributions:
Dividends from net investment income	—		(0.15)	(0.15)	(0.17)	(0.19)	(0.16)
Distributions from net realized gains	—		(1.50)	(0.80)	(0.60)	(1.17)	(1.41)

Total dividends and distributions	—		(1.65)	(0.95)	(0.77)	(1.36)	(1.57)

Net asset value, end of period	$14.17		$17.64	$15.58	$14.68	$12.31	$15.35

Total return (b)	(19.67)%		24.18%	13.10%	25.72%	(11.46)%	15.73%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$22,640		$29,909	$25,082	$27,665	$25,337	$33,189
Ratio of expenses to average net assets:
After waivers (a)(f)	0.41%		0.44%	0.47%	0.47%	0.47%	0.47%
Before waivers (a)(f)	0.45%		0.45%	0.47%	0.47%	0.47%	0.47%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.17%		0.83%	1.13%	1.19%	1.17%	0.93%
Before waivers (a)(f)	1.13%		0.82%	1.13%	1.18%	1.17%	0.93%
Portfolio turnover rate^	5	%(z)	18%	17%	17%	18%	18%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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Sector Weightings as of June 30, 2022	% of Net Assets
Financials	16.8%
Industrials	13.5
Exchange Traded Funds	10.6
Real Estate	8.6
Consumer Discretionary	8.4
Information Technology	6.8
Utilities	6.0
Health Care	5.8
Materials	4.8
Consumer Staples	4.0
Energy	3.5
Investment Companies	3.3
Repurchase Agreements	3.1
Communication Services	2.2
Cash and Other	2.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IA
Actual	$1,000.00	$822.50	$4.18
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.21	4.63
Class IB
Actual	1,000.00	823.00	4.18
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.21	4.63
Class K
Actual	1,000.00	823.80	3.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.45	3.38

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.92%, 0.92% and 0.67%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.2%)
Diversified Telecommunication Services (0.1%)
Frontier Communications Parent, Inc.*	34,044	$801,396
Lumen Technologies, Inc. (x)	142,807	1,558,024

		2,359,420

Entertainment (0.9%)
AMC Entertainment Holdings, Inc., Class A (x)*	71,838	973,405
Electronic Arts, Inc.	36,557	4,447,159
Liberty Media Corp.-Liberty Formula One, Class A*	2,595	150,432
Liberty Media Corp.-Liberty Formula One, Class C*	78,277	4,968,241
Live Nation Entertainment, Inc.*	10,707	884,184
Madison Square Garden Sports Corp.*	1,312	198,112
Playtika Holding Corp.*	1,799	23,819
Roku, Inc.*	11,937	980,505
Take-Two Interactive Software, Inc.*	3,788	464,125
Warner Bros Discovery, Inc.*	87,249	1,170,882

		14,260,864

Interactive Media & Services (0.3%)
Cargurus, Inc.*	100,178	2,152,825
IAC/InterActiveCorp*	10,813	821,464
Match Group, Inc.*	2,495	173,876
Pinterest, Inc., Class A*	62,979	1,143,699
Taboola.com Ltd. (x)*	316,496	800,735
TripAdvisor, Inc.*	13,045	232,201
Twitter, Inc.*	7,675	286,968

		5,611,768

Media (0.9%)
Altice USA, Inc., Class A*	29,080	268,990
Cable One, Inc.	319	411,293
DISH Network Corp., Class A*	34,827	624,448
Fox Corp., Class A (x)	43,130	1,387,061
Fox Corp., Class B	20,605	611,968
Interpublic Group of Cos., Inc. (The)	54,655	1,504,652
Liberty Broadband Corp., Class A*	1,549	175,889
Liberty Broadband Corp., Class C*	9,590	1,108,988
Liberty Media Corp.-Liberty SiriusXM, Class A*	7,532	271,453
Liberty Media Corp.-Liberty SiriusXM, Class C*	15,532	559,929
New York Times Co. (The), Class A	22,952	640,361
News Corp., Class A	53,858	839,108
News Corp., Class B	17,405	276,565
Nexstar Media Group, Inc., Class A	4,880	794,854
Omnicom Group, Inc.	28,286	1,799,273
Paramount Global, Class A (x)	1,458	39,745
Paramount Global, Class B (x)	80,172	1,978,645
Sirius XM Holdings, Inc. (x)	98,597	604,400

		13,897,622

Total Communication Services		36,129,674

Consumer Discretionary (8.4%)
Auto Components (0.9%)
Aptiv plc*	28,154	2,507,677
BorgWarner, Inc.	100,077	3,339,569
Gentex Corp.	141,571	3,959,741
Lear Corp.	8,271	1,041,236
QuantumScape Corp. (x)*	34,045	292,447
Visteon Corp.*	29,613	3,067,315

		14,207,985

Automobiles (0.1%)
Harley-Davidson, Inc.	18,699	592,010
Lucid Group, Inc. (x)*	4,508	77,357
Rivian Automotive, Inc., Class A (x)*	24,771	637,606
Thor Industries, Inc.	7,356	549,714

		1,856,687

Distributors (0.3%)
Genuine Parts Co.	17,739	2,359,287
LKQ Corp.	37,011	1,816,870

		4,176,157

Diversified Consumer Services (0.2%)
ADT, Inc.	29,050	178,657
Bright Horizons Family Solutions, Inc.*	5,897	498,414
Grand Canyon Education, Inc.*	4,421	416,414
H&R Block, Inc.	4,136	146,084
Mister Car Wash, Inc. (x)*	3,905	42,486
Service Corp. International	21,524	1,487,739
Terminix Global Holdings, Inc.*	17,170	697,961

		3,467,755

Hotels, Restaurants & Leisure (2.1%)
Aramark	32,223	986,990
Boyd Gaming Corp.	11,142	554,315
Caesars Entertainment, Inc.*	8,955	342,977
Carnival Corp. (x)*	120,621	1,043,372
Darden Restaurants, Inc.	4,676	528,949
Denny’s Corp.*	197,252	1,712,147
Domino’s Pizza, Inc.	1,343	523,381
Hilton Worldwide Holdings, Inc.	10,559	1,176,695
Hyatt Hotels Corp., Class A*	7,014	518,405
Las Vegas Sands Corp.*	28,833	968,500
Marriott Vacations Worldwide Corp.	5,685	660,597
MGM Resorts International	49,471	1,432,185
Norwegian Cruise Line Holdings Ltd. (x)*	53,831	598,601
Penn National Gaming, Inc.*	23,089	702,367
Planet Fitness, Inc., Class A*	3,085	209,811
Red Rock Resorts, Inc., Class A	280,808	9,367,755
Royal Caribbean Cruises Ltd.*	30,621	1,068,979
Six Flags Entertainment Corp.*	53,629	1,163,749
Travel + Leisure Co.	2,916	113,199
Vail Resorts, Inc.	16,438	3,584,306
Wyndham Hotels & Resorts, Inc.	40,772	2,679,536
Wynn Resorts Ltd.*	12,906	735,384
Yum! Brands, Inc.	35,232	3,999,184

		34,671,384

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Household Durables (1.2%)
DR Horton, Inc.	21,372	$1,414,613
Garmin Ltd.	21,432	2,105,694
Leggett & Platt, Inc.	18,537	641,010
Lennar Corp., Class A	35,362	2,495,496
Lennar Corp., Class B	1,954	114,720
Meritage Homes Corp.*	25,988	1,884,130
Mohawk Industries, Inc.*	7,293	904,988
Newell Brands, Inc.	52,971	1,008,568
NVR, Inc.*	1,716	6,871,104
PulteGroup, Inc.	20,015	793,194
Tempur Sealy International, Inc.	23,812	508,862
Toll Brothers, Inc.	7,362	328,345
TopBuild Corp.*	690	115,340
Whirlpool Corp.	7,534	1,166,791

		20,352,855

Internet & Direct Marketing Retail (0.2%)
DoorDash, Inc., Class A*	3,995	256,359
eBay, Inc.	67,760	2,823,560
Wayfair, Inc., Class A (x)*	3,909	170,276

		3,250,195

Leisure Products (0.5%)
Brunswick Corp.	8,620	563,576
Hasbro, Inc.	18,263	1,495,374
Mattel, Inc.*	25,310	565,172
Peloton Interactive, Inc., Class A*	41,400	380,052
Polaris, Inc.	44,685	4,436,327

		7,440,501

Multiline Retail (0.3%)
Dollar Tree, Inc.*	20,385	3,177,002
Kohl’s Corp.	17,787	634,818
Macy’s, Inc.	39,559	724,721
Nordstrom, Inc.	1,576	33,301
Ollie’s Bargain Outlet Holdings, Inc.*	7,999	469,941

		5,039,783

Specialty Retail (1.4%)
Advance Auto Parts, Inc.	21,081	3,648,910
AutoNation, Inc.*	5,569	622,391
AutoZone, Inc.*	254	545,876
Bath & Body Works, Inc.	33,219	894,256
Best Buy Co., Inc.	19,198	1,251,518
Burlington Stores, Inc.*	10,714	1,459,568
CarMax, Inc.*	19,711	1,783,451
Dick’s Sporting Goods, Inc. (x)	7,714	581,404
Five Below, Inc.*	9,233	1,047,299
GameStop Corp., Class A (x)*	9,329	1,140,937
Gap, Inc. (The) (x)	28,649	236,068
Leslie’s, Inc. (x)*	1,924	29,206
Lithia Motors, Inc., Class A	3,961	1,088,522
Monro, Inc.	63,764	2,734,200
O’Reilly Automotive, Inc.*	5,377	3,396,974
Penske Automotive Group, Inc.	3,815	399,392
Petco Health & Wellness Co., Inc. (x)*	11,185	164,867
RH*	1,514	321,362
Ross Stores, Inc.	27,646	1,941,579
Victoria’s Secret & Co.*	3,276	91,630
Williams-Sonoma, Inc.	2,021	224,230

		23,603,640

Textiles, Apparel & Luxury Goods (1.2%)
Capri Holdings Ltd.*	20,005	820,405
Carter’s, Inc.	5,517	388,838
Columbia Sportswear Co.	33,920	2,427,994
Deckers Outdoor Corp.*	440	112,354
Hanesbrands, Inc.	414,957	4,269,907
PVH Corp.	9,292	528,715
Ralph Lauren Corp.	6,347	569,008
Skechers USA, Inc., Class A*	15,897	565,615
Steven Madden Ltd.	66,036	2,127,020
Tapestry, Inc.	31,144	950,515
Under Armour, Inc., Class A*	25,688	213,981
Under Armour, Inc., Class C*	30,726	232,903
VF Corp.	48,598	2,146,574
Wolverine World Wide, Inc.	182,598	3,681,176

		19,035,005

Total Consumer Discretionary		137,101,947

Consumer Staples (4.0%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A*	82	24,844
Brown-Forman Corp., Class A	2,586	174,917
Brown-Forman Corp., Class B	10,512	737,522
Molson Coors Beverage Co., Class B	24,430	1,331,679

		2,268,962

Food & Staples Retailing (0.8%)
Albertsons Cos., Inc., Class A	22,381	598,020
BJ’s Wholesale Club Holdings, Inc.*	6,873	428,325
Casey’s General Stores, Inc.	5,152	953,017
Grocery Outlet Holding Corp.*	11,181	476,646
Kroger Co. (The)	91,175	4,315,313
Performance Food Group Co.*	14,607	671,630
US Foods Holding Corp.*	166,802	5,117,485

		12,560,436

Food Products (2.7%)
Bunge Ltd.	19,478	1,766,460
Cal-Maine Foods, Inc.	167,477	8,275,039
Campbell Soup Co.	26,948	1,294,851
Conagra Brands, Inc.	65,442	2,240,734
Darling Ingredients, Inc.*	20,882	1,248,744
Flowers Foods, Inc.	26,126	687,636
Freshpet, Inc.*	2,786	144,565
Hershey Co. (The)	2,657	571,680
Hormel Foods Corp.	39,856	1,887,580
Ingredion, Inc.	9,179	809,221
J M Smucker Co. (The)	14,586	1,867,154
Kellogg Co.	15,862	1,131,595
Lancaster Colony Corp.	30,354	3,908,988
McCormick & Co., Inc. (Non-Voting) (x)	34,852	2,901,429
Pilgrim’s Pride Corp.*	3,149	98,343
Post Holdings, Inc.*	113,700	9,363,195
Seaboard Corp.	39	151,421
Sovos Brands, Inc.*	111,188	1,764,554
Tyson Foods, Inc., Class A	39,606	3,408,492

		43,521,681

See Notes to Financial Statements.

1173

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Household Products (0.2%)
Church & Dwight Co., Inc.	18,466	$1,711,060
Clorox Co. (The)	2,882	406,304
Reynolds Consumer Products, Inc.	8,010	218,433
Spectrum Brands Holdings, Inc.	5,520	452,750

		2,788,547

Personal Products (0.2%)
BellRing Brands, Inc.*	131,029	3,261,312
Coty, Inc., Class A*	49,099	393,283

		3,654,595

Total Consumer Staples		64,794,221

Energy (3.5%)
Energy Equipment & Services (0.4%)
Baker Hughes Co.	128,736	3,716,608
Halliburton Co.	68,335	2,142,985
NOV, Inc.	54,404	919,972

		6,779,565

Oil, Gas & Consumable Fuels (3.1%)
Antero Midstream Corp.	46,735	422,952
Antero Resources Corp.*	14,259	437,038
APA Corp.	46,852	1,635,135
Cheniere Energy, Inc.	14,965	1,990,794
Chesapeake Energy Corp. (x)	17,728	1,437,741
Civitas Resources, Inc.	31,096	1,626,010
Continental Resources, Inc.	1,238	80,903
Coterra Energy, Inc.	468,711	12,088,057
Delek US Holdings, Inc.*	29,701	767,474
Devon Energy Corp.	46,744	2,576,062
Diamondback Energy, Inc.	28,838	3,493,724
DT Midstream, Inc.	13,519	662,701
EQT Corp.	51,230	1,762,312
Hess Corp.	8,496	900,066
HF Sinclair Corp.	20,852	941,676
Marathon Oil Corp.	184,520	4,148,010
ONEOK, Inc.	54,822	3,042,621
Ovintiv, Inc.	10,344	457,101
PDC Energy, Inc.	6,102	375,944
Phillips 66	66,913	5,486,197
Range Resources Corp.*	12,426	307,544
Southwestern Energy Co.*	143,711	898,194
Williams Cos., Inc. (The)	169,369	5,286,006

		50,824,262

Total Energy		57,603,827

Financials (16.8%)
Banks (6.6%)
Ameris Bancorp	87,184	3,503,053
Atlantic Union Bankshares Corp.	69,475	2,356,592
Bank of Hawaii Corp.	5,607	417,161
Bank OZK	161,361	6,055,878
BankUnited, Inc.	105,763	3,761,990
BOK Financial Corp.	72,587	5,486,126
Cadence Bank	162,090	3,805,873
Citizens Financial Group, Inc.	67,882	2,422,709
Comerica, Inc.	18,158	1,332,434
Commerce Bancshares, Inc.	15,354	1,007,990
Cullen/Frost Bankers, Inc.	8,107	944,060
East West Bancorp, Inc.	19,658	1,273,838
Fifth Third Bancorp	94,727	3,182,827
First Citizens BancShares, Inc., Class A	1,275	833,570
First Hawaiian, Inc.	17,500	397,425
First Horizon Corp.	73,558	1,607,978
First Interstate BancSystem, Inc., Class A	110,706	4,219,006
First Republic Bank	49,752	7,174,238
FNB Corp.	48,504	526,753
Huntington Bancshares, Inc.	199,520	2,400,226
KeyCorp	129,177	2,225,720
Live Oak Bancshares, Inc.	147,262	4,990,709
M&T Bank Corp.	24,845	3,960,045
PacWest Bancorp	16,581	442,050
Pinnacle Financial Partners, Inc.	10,417	753,253
Popular, Inc.	10,221	786,302
Prosperity Bancshares, Inc.	12,193	832,416
Regions Financial Corp.	130,297	2,443,069
Signature Bank	8,090	1,449,809
SouthState Corp.	49,019	3,781,816
SVB Financial Group*	12,907	5,098,136
Synovus Financial Corp.	126,967	4,577,160
Triumph Bancorp, Inc.*	23,820	1,490,179
Umpqua Holdings Corp.	30,086	504,542
Webster Financial Corp.	273,434	11,525,243
Western Alliance Bancorp	62,479	4,411,017
Wintrust Financial Corp.	8,328	667,489
Zions Bancorp NA	89,977	4,579,829

		107,228,511

Capital Markets (2.2%)
Affiliated Managers Group, Inc.	5,225	609,235
Ameriprise Financial, Inc.	5,526	1,313,420
Bank of New York Mellon Corp. (The)	102,138	4,260,176
Carlyle Group, Inc. (The)	28,778	911,112
Cboe Global Markets, Inc.	14,717	1,665,817
Coinbase Global, Inc., Class A (x)*	21,547	1,013,140
Evercore, Inc., Class A (x)	5,269	493,231
Franklin Resources, Inc. (x)	39,664	924,568
Interactive Brokers Group, Inc., Class A	12,907	710,014
Invesco Ltd.	51,904	837,212
Janus Henderson Group plc	19,147	450,146
Jefferies Financial Group, Inc.	29,118	804,239
KKR & Co., Inc.	79,523	3,681,120
Lazard Ltd., Class A	12,932	419,126
Morningstar, Inc.	326	78,837
MSCI, Inc.	2,707	1,115,690
Nasdaq, Inc.	15,934	2,430,572
Northern Trust Corp.	28,576	2,757,012
Raymond James Financial, Inc.	24,893	2,225,683
Robinhood Markets, Inc., Class A (x)*	77,236	634,880
SEI Investments Co.	14,332	774,215
State Street Corp.	51,011	3,144,828
Stifel Financial Corp.	14,360	804,447
T. Rowe Price Group, Inc.	31,116	3,535,089
Tradeweb Markets, Inc., Class A	5,508	375,921
Virtu Financial, Inc., Class A	13,840	323,994

		36,293,724

See Notes to Financial Statements.

1174

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Finance (0.7%)
Ally Financial, Inc.	44,570	$1,493,541
Credit Acceptance Corp. (x)*	869	411,393
Discover Financial Services	39,022	3,690,701
OneMain Holdings, Inc.	16,346	611,014
PROG Holdings, Inc.*	111,132	1,833,678
SLM Corp.	38,192	608,780
SoFi Technologies, Inc. (x)*	110,508	582,377
Synchrony Financial	69,476	1,918,927
Upstart Holdings, Inc. (x)*	8,252	260,928

		11,411,339

Diversified Financial Services (0.5%)
Apollo Global Management, Inc. (x)	15,196	736,702
Equitable Holdings, Inc.‡	53,230	1,387,706
Voya Financial, Inc.	85,621	5,097,018

		7,221,426

Insurance (6.2%)
Aegon NV (Registered) (NYRS) (x)	1,080,720	4,733,554
Aflac, Inc.	88,823	4,914,577
Alleghany Corp.*	8,780	7,314,618
Allstate Corp. (The)	38,108	4,829,427
American Financial Group, Inc.	9,353	1,298,290
Arch Capital Group Ltd.*	33,824	1,538,654
Arthur J Gallagher & Co.	25,631	4,178,878
Assurant, Inc.	13,182	2,278,509
Assured Guaranty Ltd.	8,527	475,721
Axis Capital Holdings Ltd.	10,831	618,342
Brighthouse Financial, Inc.*	73,571	3,017,882
Brown & Brown, Inc.	53,110	3,098,437
Cincinnati Financial Corp.	21,742	2,586,863
CNA Financial Corp.	4,151	186,380
Enstar Group Ltd.*	10,660	2,281,027
Erie Indemnity Co., Class A	859	165,091
Everest Re Group Ltd.	14,256	3,995,672
Fidelity National Financial, Inc.	37,283	1,377,980
First American Financial Corp.	14,134	747,971
Globe Life, Inc.	48,419	4,719,400
Hanover Insurance Group, Inc. (The)	31,525	4,610,531
Hartford Financial Services Group, Inc. (The)	45,636	2,985,963
James River Group Holdings Ltd.	119,621	2,964,208
Kemper Corp.	92,080	4,410,632
Lincoln National Corp.	18,892	883,579
Loews Corp.	87,953	5,212,095
Markel Corp.*	1,432	1,851,934
Old Republic International Corp.	39,303	878,815
Primerica, Inc.	5,256	629,091
Principal Financial Group, Inc.	34,622	2,312,403
ProAssurance Corp.	132,386	3,128,281
Prudential Financial, Inc.	52,178	4,992,391
Reinsurance Group of America, Inc.	9,288	1,089,390
RenaissanceRe Holdings Ltd.	28,059	4,387,586
Unum Group	27,890	948,818
W R Berkley Corp.	28,619	1,953,533
White Mountains Insurance Group Ltd.	402	500,944
Willis Towers Watson plc	15,416	3,042,964

		101,140,431

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
AGNC Investment Corp. (REIT)	73,867	817,708
Annaly Capital Management, Inc. (REIT)	216,595	1,280,076
New Residential Investment Corp. (REIT)	60,402	562,947
Starwood Property Trust, Inc. (REIT)	40,597	848,071

		3,508,802

Thrifts & Mortgage Finance (0.4%)
MGIC Investment Corp.	43,221	544,585
Mr Cooper Group, Inc.*	134,302	4,934,255
New York Community Bancorp, Inc.	64,030	584,594
Rocket Cos., Inc., Class A (x)	7,241	53,294
TFS Financial Corp.	7,520	103,249
UWM Holdings Corp. (x)	272	963

		6,220,940

Total Financials		273,025,173

Health Care (5.8%)
Biotechnology (0.6%)
Biogen, Inc.*	20,271	4,134,068
BioMarin Pharmaceutical, Inc.*	25,655	2,126,030
Exact Sciences Corp.*	19,902	783,940
Exelixis, Inc.*	5,292	110,179
Horizon Therapeutics plc*	2,185	174,276
Incyte Corp.*	3,516	267,110
Ionis Pharmaceuticals, Inc.*	1,640	60,713
Mirati Therapeutics, Inc.*	5,981	401,504
Natera, Inc.*	696	24,666
Ultragenyx Pharmaceutical, Inc.*	2,086	124,451
United Therapeutics Corp.*	6,200	1,460,968

		9,667,905

Health Care Equipment & Supplies (2.3%)
Align Technology, Inc.*	2,727	645,399
Avanos Medical, Inc.*	86,269	2,358,594
Boston Scientific Corp.*	34,390	1,281,715
Cooper Cos., Inc. (The)	6,754	2,114,813
Dentsply Sirona, Inc.	68,689	2,454,258
Enovis Corp.*	136,542	7,509,810
Envista Holdings Corp.*	22,622	871,852
Globus Medical, Inc., Class A*	10,170	570,944
Haemonetics Corp.*	43,696	2,848,105
Hologic, Inc.*	34,198	2,369,921
ICU Medical, Inc.*	2,282	375,138
Integer Holdings Corp.*	21,929	1,549,503
Integra LifeSciences Holdings Corp.*	83,903	4,533,279
Masimo Corp.*	1,637	213,907
QuidelOrtho Corp.*	6,867	667,335
STERIS plc	11,850	2,442,878
Tandem Diabetes Care, Inc.*	542	32,081
Teleflex, Inc.	6,522	1,603,434
Zimmer Biomet Holdings, Inc.	29,169	3,064,495

		37,507,461

Health Care Providers & Services (1.4%)
Acadia Healthcare Co., Inc.*	12,378	837,124
agilon health, Inc. (x)*	1,898	41,433
Amedisys, Inc.*	4,444	467,153

See Notes to Financial Statements.

1175

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Cardinal Health, Inc.	37,879	$1,979,935
Chemed Corp.	1,308	613,962
Encompass Health Corp.	99,598	5,582,468
Henry Schein, Inc.*	19,061	1,462,741
Laboratory Corp. of America Holdings	12,881	3,018,791
Molina Healthcare, Inc.*	15,441	4,317,458
Oak Street Health, Inc. (x)*	16,192	266,197
Premier, Inc., Class A	16,642	593,787
Quest Diagnostics, Inc.	16,173	2,150,686
Signify Health, Inc., Class A (x)*	9,060	125,028
Tenet Healthcare Corp.*	14,775	776,574
Universal Health Services, Inc., Class B	9,023	908,706

		23,142,043

Health Care Technology (0.1%)
Certara, Inc.*	5,048	108,330
Change Healthcare, Inc.*	32,175	741,956
Definitive Healthcare Corp. (x)*	2,699	61,888
Doximity, Inc., Class A (x)*	7,118	247,849
Teladoc Health, Inc.*	20,272	673,233

		1,833,256

Life Sciences Tools & Services (0.8%)
10X Genomics, Inc., Class A*	1,315	59,504
Agilent Technologies, Inc.	4,191	497,765
Avantor, Inc.*	6,019	187,191
Azenta, Inc.	10,294	742,197
Bio-Rad Laboratories, Inc., Class A*	2,972	1,471,140
Charles River Laboratories International, Inc.*	465	99,496
PerkinElmer, Inc.	17,535	2,493,828
QIAGEN NV*	31,531	1,488,263
Repligen Corp.*	2,214	359,554
Syneos Health, Inc.*	71,708	5,140,029

		12,538,967

Pharmaceuticals (0.6%)
Catalent, Inc.*	16,159	1,733,699
Elanco Animal Health, Inc.*	61,895	1,214,999
Jazz Pharmaceuticals plc*	8,469	1,321,249
Organon & Co.	35,322	1,192,118
Perrigo Co. plc	18,667	757,320
Royalty Pharma plc, Class A	51,027	2,145,175
Viatris, Inc.	168,454	1,763,713

		10,128,273

Total Health Care		94,817,905

Industrials (13.5%)
Aerospace & Defense (1.2%)
Axon Enterprise, Inc.*	2,122	197,707
BWX Technologies, Inc.	7,741	426,452
Curtiss-Wright Corp.	30,291	4,000,229
HEICO Corp.	394	51,661
HEICO Corp., Class A	691	72,818
Hexcel Corp.	11,647	609,255
Howmet Aerospace, Inc.	151,181	4,754,642
Huntington Ingalls Industries, Inc.	4,267	929,438
Mercury Systems, Inc.*	7,607	489,358
Spirit AeroSystems Holdings, Inc., Class A	124,193	3,638,855
Textron, Inc.	29,974	1,830,512
TransDigm Group, Inc.*	4,476	2,402,135
Woodward, Inc.	8,252	763,227

		20,166,289

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	12,751	1,292,569
Expeditors International of Washington, Inc.	16,038	1,563,063
GXO Logistics, Inc.*	13,082	566,058

		3,421,690

Airlines (0.9%)
Alaska Air Group, Inc.*	66,833	2,676,662
Allegiant Travel Co.*	36,229	4,097,137
American Airlines Group, Inc. (x)*	89,781	1,138,423
Copa Holdings SA, Class A*	4,337	274,836
JetBlue Airways Corp.*	196,310	1,643,115
Southwest Airlines Co.*	82,335	2,973,940
United Airlines Holdings, Inc.*	45,345	1,606,120

		14,410,233

Building Products (1.3%)
A O Smith Corp.	13,528	739,711
Allegion plc	2,533	247,981
Armstrong World Industries, Inc.	2,732	204,791
AZEK Co., Inc. (The)*	15,756	263,755
Builders FirstSource, Inc.*	110,990	5,960,163
Carlisle Cos., Inc.	1,122	267,720
Carrier Global Corp.	117,876	4,203,458
Fortune Brands Home & Security, Inc.	11,889	711,913
Hayward Holdings, Inc.*	9,680	139,295
JELD-WEN Holding, Inc.*	78,586	1,146,570
Lennox International, Inc.	4,556	941,224
Masco Corp.	31,062	1,571,737
Owens Corning	13,431	998,058
PGT Innovations, Inc.*	67,162	1,117,576
Trane Technologies plc	13,594	1,765,453

		20,279,405

Commercial Services & Supplies (0.8%)
Cintas Corp.	826	308,536
Clean Harbors, Inc.*	52,652	4,616,001
Driven Brands Holdings, Inc.*	6,806	187,437
IAA, Inc.*	3,181	104,241
MSA Safety, Inc.	3,151	381,492
Republic Services, Inc.	26,839	3,512,420
Rollins, Inc.	2,382	83,179
Stericycle, Inc.*	76,670	3,361,980
Tetra Tech, Inc.	4,362	595,631

		13,150,917

Construction & Engineering (0.4%)
AECOM	17,396	1,134,567
Fluor Corp.*	91,607	2,229,714
MasTec, Inc.*	8,267	592,413
MDU Resources Group, Inc.	28,076	757,771
Quanta Services, Inc.	8,981	1,125,679
Valmont Industries, Inc.	2,514	564,720
WillScot Mobile Mini Holdings Corp.*	14,094	456,928

		6,861,792

See Notes to Financial Statements.

1176

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Electrical Equipment (1.2%)
Acuity Brands, Inc.	4,791	$738,006
AMETEK, Inc.	32,037	3,520,546
Hubbell, Inc.	7,443	1,329,171
nVent Electric plc	23,120	724,350
Plug Power, Inc. (x)*	36,316	601,756
Regal Rexnord Corp.	31,926	3,624,239
Rockwell Automation, Inc.	5,254	1,047,175
Sensata Technologies Holding plc	157,591	6,510,084
Sunrun, Inc.*	28,544	666,788
Vertiv Holdings Co.	35,528	292,040

		19,054,155

Machinery (4.1%)
AGCO Corp.	7,393	729,689
Allison Transmission Holdings, Inc.	2,808	107,968
Crane Holdings Co.	6,508	569,840
Cummins, Inc.	19,597	3,792,607
Donaldson Co., Inc.	14,243	685,658
Dover Corp.	20,003	2,426,764
Energy Recovery, Inc.*	130,839	2,540,893
Esab Corp.	162,343	7,102,506
Flowserve Corp.	101,514	2,906,346
Fortive Corp.	49,876	2,712,257
Gates Industrial Corp. plc*	463,286	5,008,122
Graco, Inc.	7,326	435,238
IDEX Corp.	8,681	1,576,730
Ingersoll Rand, Inc.	124,712	5,247,881
ITT, Inc.	11,557	777,093
John Bean Technologies Corp.	24,678	2,724,945
Kennametal, Inc.	55,250	1,283,457
Middleby Corp. (The)*	35,181	4,410,290
Nordson Corp.	6,168	1,248,650
Oshkosh Corp.	9,127	749,692
Otis Worldwide Corp.	51,657	3,650,600
PACCAR, Inc.	47,439	3,906,127
Parker-Hannifin Corp.	13,756	3,384,664
Pentair plc	22,871	1,046,806
Snap-on, Inc.	7,309	1,440,092
Stanley Black & Decker, Inc.	20,965	2,198,390
Timken Co. (The)	8,777	465,620
Westinghouse Air Brake Technologies Corp.	25,166	2,065,625
Xylem, Inc.	21,416	1,674,303

		66,868,853

Marine (0.4%)
Kirby Corp.*	94,634	5,757,533

Professional Services (1.3%)
CACI International, Inc., Class A*	3,220	907,332
Clarivate plc*	66,597	923,034
CoStar Group, Inc.*	46,823	2,828,577
Dun & Bradstreet Holdings, Inc.*	34,946	525,238
Equifax, Inc.	8,449	1,544,308
First Advantage Corp.*	187,940	2,381,200
FTI Consulting, Inc.*	2,717	491,369
Jacobs Engineering Group, Inc.	17,768	2,258,846
KBR, Inc.	6,782	328,181
Leidos Holdings, Inc.	61,398	6,183,393
ManpowerGroup, Inc.	7,139	545,491
Nielsen Holdings plc	49,790	1,156,124
Robert Half International, Inc.	1,709	127,987
Science Applications International Corp.	7,772	723,573
TransUnion	7,143	571,369

		21,496,022

Road & Rail (0.4%)
AMERCO	1,254	599,700
Avis Budget Group, Inc.*	4,133	607,882
Hertz Global Holdings, Inc. (x)*	32,384	512,963
JB Hunt Transport Services, Inc.	1,213	191,011
Knight-Swift Transportation Holdings, Inc.	80,752	3,738,010
Landstar System, Inc. (x)	463	67,329
Lyft, Inc., Class A*	8,521	113,159
Ryder System, Inc.	6,848	486,619
Schneider National, Inc., Class B	7,570	169,417
XPO Logistics, Inc.*	13,147	633,159

		7,119,249

Trading Companies & Distributors (1.3%)
AerCap Holdings NV*	101,742	4,165,318
Air Lease Corp.	14,355	479,888
Core & Main, Inc., Class A*	5,510	122,873
MSC Industrial Direct Co., Inc., Class A	6,422	482,356
SiteOne Landscape Supply, Inc.*	2,424	288,141
United Rentals, Inc.*	5,375	1,305,641
Univar Solutions, Inc.*	23,762	590,961
Watsco, Inc.	2,157	515,135
WESCO International, Inc.*	117,703	12,605,991

		20,556,304

Total Industrials		219,142,442

Information Technology (6.8%)
Communications Equipment (1.1%)
Ciena Corp.*	21,238	970,577
F5, Inc.*	33,248	5,088,274
Juniper Networks, Inc.	44,423	1,266,055
Lumentum Holdings, Inc.*	65,678	5,216,147
Motorola Solutions, Inc.	22,895	4,798,792
Ubiquiti, Inc. (x)	591	146,692
Viasat, Inc.*	10,060	308,138

		17,794,675

Electronic Equipment, Instruments & Components (1.3%)
Amphenol Corp., Class A	20,033	1,289,725
Arrow Electronics, Inc.*	8,685	973,502
Avnet, Inc.	13,468	577,508
Cognex Corp.	1,666	70,838
Coherent, Inc.*	280	74,542
Corning, Inc.	98,788	3,112,810
II-VI, Inc. (x)*	57,366	2,922,798
IPG Photonics Corp.*	4,826	454,271
Jabil, Inc.	3,506	179,542
Keysight Technologies, Inc.*	1,865	257,090
Littelfuse, Inc.	3,360	853,574
National Instruments Corp.	15,813	493,840
Sanmina Corp.*	84,178	3,428,570
TD SYNNEX Corp.	5,924	539,676
Teledyne Technologies, Inc.*	6,438	2,414,958

See Notes to Financial Statements.

1177

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Trimble, Inc.*	34,713	$2,021,338
Vontier Corp.	8,433	193,875
Zebra Technologies Corp., Class A*	4,292	1,261,633

		21,120,090

IT Services (2.0%)
Affirm Holdings, Inc. (x)*	24,403	440,718
Akamai Technologies, Inc.*	22,035	2,012,457
Amdocs Ltd.	17,035	1,419,186
Broadridge Financial Solutions, Inc.	10,539	1,502,334
Concentrix Corp.	6,000	813,840
DXC Technology Co.*	34,005	1,030,692
Euronet Worldwide, Inc.*	1,660	166,979
FleetCor Technologies, Inc.*	14,843	3,118,663
Genpact Ltd.	11,844	501,712
Global Payments, Inc.	38,850	4,298,364
GoDaddy, Inc., Class A*	19,396	1,349,186
Kyndryl Holdings, Inc.*	25,051	244,999
Okta, Inc.*	14,916	1,348,406
SS&C Technologies Holdings, Inc.	107,619	6,249,435
Switch, Inc., Class A	8,199	274,666
Twilio, Inc., Class A*	14,832	1,243,070
VeriSign, Inc.*	11,903	1,991,729
Western Union Co. (The)	35,514	584,916
WEX, Inc.*	1,724	268,185
Wix.com Ltd.*	1,657	108,616
WNS Holdings Ltd. (ADR)*	56,640	4,227,610

		33,195,763

Semiconductors & Semiconductor Equipment (1.0%)
Cirrus Logic, Inc.*	42,686	3,096,442
First Solar, Inc.*	14,767	1,006,076
GLOBALFOUNDRIES, Inc. (x)*	6,583	265,558
Microchip Technology, Inc.	10,923	634,408
MKS Instruments, Inc.	39,467	4,050,498
ON Semiconductor Corp.*	22,681	1,141,081
Qorvo, Inc.*	15,033	1,417,913
Skyworks Solutions, Inc.	22,357	2,071,153
Synaptics, Inc.*	8,786	1,037,187
Teradyne, Inc.	2,069	185,279
Wolfspeed, Inc.*	16,062	1,019,134

		15,924,729

Software (0.9%)
ANSYS, Inc.*	5,720	1,368,739
Bill.com Holdings, Inc.*	13,564	1,491,226
Black Knight, Inc.*	19,485	1,274,124
CCC Intelligent Solutions Holdings, Inc.*	14,385	132,342
CDK Global, Inc.	2,775	151,987
Ceridian HCM Holding, Inc.*	15,408	725,409
Citrix Systems, Inc.	9,283	902,029
Coupa Software, Inc.*	4,643	265,115
Dolby Laboratories, Inc., Class A	8,925	638,673
DoubleVerify Holdings, Inc.*	1,145	25,957
Dropbox, Inc., Class A*	2,649	55,602
Guidewire Software, Inc.*	11,625	825,259
Informatica, Inc., Class A (x)*	4,181	86,839
Jamf Holding Corp. (x)*	1,198	29,674
Mandiant Corp.*	31,922	696,538
Manhattan Associates, Inc.*	3,341	382,879
nCino, Inc. (x)*	6,279	194,147
NCR Corp.*	16,750	521,092
NortonLifeLock, Inc.	50,383	1,106,411
Nutanix, Inc., Class A*	14,019	205,098
Paycor HCM, Inc.*	6,562	170,612
Procore Technologies, Inc.*	2,866	130,088
SentinelOne, Inc., Class A (x)*	7,077	165,106
Teradata Corp.*	6,635	245,561
Tyler Technologies, Inc.*	722	240,051
UiPath, Inc., Class A*	47,094	856,640
Unity Software, Inc. (x)*	9,468	348,612
Zoom Video Communications, Inc., Class A*	17,415	1,880,298

		15,116,108

Technology Hardware, Storage & Peripherals (0.5%)
Dell Technologies, Inc., Class C	31,492	1,455,245
Hewlett Packard Enterprise Co.	180,576	2,394,438
HP, Inc.	79,276	2,598,667
Western Digital Corp.*	43,578	1,953,602

		8,401,952

Total Information Technology		111,553,317

Materials (4.8%)
Chemicals (2.8%)
Albemarle Corp.	7,892	1,649,270
Ashland Global Holdings, Inc.	72,834	7,505,544
Axalta Coating Systems Ltd.*	23,257	514,212
Celanese Corp.	36,766	4,324,049
Chemours Co. (The)	8,518	272,746
Corteva, Inc.	100,759	5,455,092
DuPont de Nemours, Inc.	70,792	3,934,619
Eastman Chemical Co.	17,688	1,587,852
Element Solutions, Inc.	32,381	576,382
FMC Corp.	38,036	4,070,232
Ginkgo Bioworks Holdings, Inc. (x)*	91,026	216,642
Huntsman Corp.	27,572	781,666
International Flavors & Fragrances, Inc.	35,435	4,221,017
LyondellBasell Industries NV, Class A	35,729	3,124,858
Mosaic Co. (The)	44,082	2,081,993
NewMarket Corp.	813	244,681
Olin Corp.	19,448	900,054
PPG Industries, Inc.	15,366	1,756,949
RPM International, Inc.	16,836	1,325,330
Scotts Miracle-Gro Co. (The)	3,691	291,552
Westlake Corp.	4,587	449,618

		45,284,358

Construction Materials (0.2%)
Eagle Materials, Inc.	926	101,804
Martin Marietta Materials, Inc.	7,886	2,359,807
Vulcan Materials Co.	9,424	1,339,150

		3,800,761

Containers & Packaging (0.9%)
Amcor plc	208,530	2,592,028
AptarGroup, Inc.	9,101	939,314
Ardagh Group SA (r)(x)	2,942	34,510
Ardagh Metal Packaging SA	13,950	85,095
Avery Dennison Corp.	4,358	705,429
Ball Corp.	26,260	1,805,900

See Notes to Financial Statements.

1178

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Berry Global Group, Inc.*	9,372	$512,086
Crown Holdings, Inc.	1,951	179,824
Graphic Packaging Holding Co.	9,735	199,568
International Paper Co.	51,341	2,147,594
Packaging Corp. of America	12,845	1,766,187
Silgan Holdings, Inc.	11,811	488,385
Sonoco Products Co.	13,621	776,942
Westrock Co.	35,476	1,413,364

		13,646,226

Metals & Mining (0.9%)
Alcoa Corp.	25,617	1,167,623
Cleveland-Cliffs, Inc.*	72,053	1,107,455
Nucor Corp.	36,966	3,859,620
Reliance Steel & Aluminum Co.	29,425	4,998,130
Royal Gold, Inc.	8,490	906,562
SSR Mining, Inc.	29,468	492,116
Steel Dynamics, Inc.	24,872	1,645,283
United States Steel Corp.	35,923	643,381

		14,820,170

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	10,218	535,525

Total Materials		78,087,040

Real Estate (8.6%)
Equity Real Estate Investment Trusts (REITs) (8.2%)
Alexandria Real Estate Equities, Inc. (REIT)	22,528	3,267,236
American Assets Trust, Inc. (REIT)	55,028	1,634,332
American Campus Communities, Inc. (REIT)	19,252	1,241,177
American Homes 4 Rent (REIT), Class A	42,161	1,494,186
Americold Realty Trust, Inc. (REIT)	131,932	3,963,237
Apartment Income REIT Corp. (REIT)	20,038	833,581
AvalonBay Communities, Inc. (REIT)	19,420	3,772,335
Boston Properties, Inc. (REIT)	21,786	1,938,518
Brixmor Property Group, Inc. (REIT)	41,459	837,886
Camden Property Trust (REIT)	13,072	1,757,923
Cousins Properties, Inc. (REIT)	20,700	605,061
CubeSmart (REIT)	218,150	9,319,368
Douglas Emmett, Inc. (REIT)	111,344	2,491,879
Duke Realty Corp. (REIT)	53,320	2,929,934
EastGroup Properties, Inc. (REIT)	5,718	882,459
EPR Properties (REIT)	10,464	491,076
Equity LifeStyle Properties, Inc. (REIT)	9,554	673,270
Equity Residential (REIT)	51,488	3,718,463
Essential Properties Realty Trust, Inc. (REIT)	143,984	3,094,216
Essex Property Trust, Inc. (REIT)	9,035	2,362,743
Extra Space Storage, Inc. (REIT)	16,229	2,760,878
Federal Realty OP LP (REIT)	10,952	1,048,545
First Industrial Realty Trust, Inc. (REIT)	64,455	3,060,323
Gaming and Leisure Properties, Inc. (REIT)	135,805	6,228,017
Healthcare Trust of America, Inc. (REIT), Class A	31,777	886,896
Healthpeak Properties, Inc. (REIT)	74,963	1,942,291
Highwoods Properties, Inc. (REIT)	14,439	493,669
Host Hotels & Resorts, Inc. (REIT)	98,408	1,543,038
Hudson Pacific Properties, Inc. (REIT)	19,470	288,935
Invitation Homes, Inc. (REIT)	84,842	3,018,678
Iron Mountain, Inc. (REIT)	10,072	490,406
JBG SMITH Properties (REIT)	15,325	362,283
Kilroy Realty Corp. (REIT)	16,154	845,339
Kimco Realty Corp. (REIT)	83,961	1,659,909
Lamar Advertising Co. (REIT), Class A	1,621	142,599
Life Storage, Inc. (REIT)	11,693	1,305,640
Medical Properties Trust, Inc. (REIT)	82,552	1,260,569
Mid-America Apartment Communities, Inc. (REIT)	15,961	2,787,908
National Retail Properties, Inc. (REIT)	24,386	1,048,598
National Storage Affiliates Trust (REIT)	11,800	590,826
Omega Healthcare Investors, Inc. (REIT)	32,881	926,915
Park Hotels & Resorts, Inc. (REIT)	32,915	446,657
Rayonier, Inc. (REIT)	144,602	5,405,223
Realty Income Corp. (REIT)	83,709	5,713,976
Regency Centers Corp. (REIT)	23,820	1,412,764
Rexford Industrial Realty, Inc. (REIT)	22,960	1,322,266
Ryman Hospitality Properties, Inc. (REIT)*	84,673	6,437,688
SBA Communications Corp. (REIT)	11,447	3,663,612
Simon Property Group, Inc. (REIT)	23,359	2,217,236
SL Green Realty Corp. (REIT) (x)	8,582	396,059
Spirit Realty Capital, Inc. (REIT)	18,602	702,784
STORE Capital Corp. (REIT)	35,314	920,989
Sun Communities, Inc. (REIT)	16,678	2,657,806
UDR, Inc. (REIT)	70,700	3,255,028
Ventas, Inc. (REIT)	55,505	2,854,622
VICI Properties, Inc. (REIT)	133,748	3,984,353
Vornado Realty Trust (REIT)	24,525	701,170
Welltower, Inc. (REIT)	63,194	5,204,026
Weyerhaeuser Co. (REIT)	103,505	3,428,086
WP Carey, Inc. (REIT)	26,280	2,177,561

		132,903,048

Real Estate Management & Development (0.4%)
CBRE Group, Inc., Class A*	23,484	1,728,657
Howard Hughes Corp. (The)*	5,113	347,940
Jones Lang LaSalle, Inc.*	17,453	3,051,832
Opendoor Technologies, Inc. (x)*	42,623	200,754
WeWork, Inc.*	18,065	90,686
Zillow Group, Inc., Class A*	7,597	241,661
Zillow Group, Inc., Class C (x)*	21,395	679,291

		6,340,821

Total Real Estate		139,243,869

Utilities (6.0%)
Electric Utilities (2.8%)
Alliant Energy Corp.	101,683	5,959,641
Avangrid, Inc.	9,852	454,374
Constellation Energy Corp.	45,405	2,599,890
Edison International	52,278	3,306,061
Entergy Corp.	28,226	3,179,377
Evergy, Inc.	86,904	5,670,486

See Notes to Financial Statements.

1179

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Eversource Energy	47,917	$4,047,549
FirstEnergy Corp.	75,503	2,898,560
Hawaiian Electric Industries, Inc.	15,120	618,408
IDACORP, Inc. (x)	6,995	740,910
NRG Energy, Inc.	32,802	1,252,052
OGE Energy Corp.	27,757	1,070,310
PG&E Corp.*	215,669	2,152,376
Pinnacle West Capital Corp.	15,692	1,147,399
Portland General Electric Co.	63,996	3,092,927
PPL Corp.	102,468	2,779,957
Xcel Energy, Inc.	75,834	5,366,014

		46,336,291

Gas Utilities (1.0%)
Atmos Energy Corp.	19,184	2,150,526
National Fuel Gas Co.	11,196	739,496
South Jersey Industries, Inc.	158,144	5,399,036
UGI Corp.	192,465	7,431,074

		15,720,132

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp. (The)	76,056	1,597,937
Brookfield Renewable Corp.	17,749	632,042
Vistra Corp.	25,067	572,781

		2,802,760

Multi-Utilities (1.7%)
Ameren Corp.	35,785	3,233,533
CenterPoint Energy, Inc.	87,605	2,591,356
CMS Energy Corp.	40,253	2,717,077
Consolidated Edison, Inc.	49,347	4,692,900
DTE Energy Co.	26,823	3,399,815
NiSource, Inc.	56,447	1,664,622
Public Service Enterprise Group, Inc.	69,237	4,381,317
WEC Energy Group, Inc.	43,881	4,416,184

		27,096,804

Water Utilities (0.3%)
American Water Works Co., Inc.	25,297	3,763,435
Essential Utilities, Inc.	32,167	1,474,857

		5,238,292

Total Utilities		97,194,279

Total Common Stocks (80.4%) (Cost $1,100,985,033)		1,308,693,694

EXCHANGE TRADED FUNDS (ETF):
Equity (10.6%)
iShares Core S&P Mid-Cap ETF (x)	2,355	532,772
iShares Morningstar Mid-Cap ETF (x)	7,464	420,596
iShares Morningstar Mid-Cap Growth ETF (x)	36,680	1,905,159
iShares Morningstar Mid-Cap Value ETF (x)‡	562,511	33,390,653
iShares Russell Mid-Cap ETF (x)	6,120	395,719
iShares Russell Mid-Cap Growth ETF (x)	38,408	3,042,682
iShares Russell Mid-Cap Value ETF (x)	606,575	61,609,823
iShares S&P Mid-Cap 400 Growth ETF (x)	31,940	2,035,536
iShares S&P Mid-Cap 400 Value ETF (x)	304,542	28,751,810
SPDR S&P 400 Mid Cap Value ETF (x)	72,588	4,391,574
Vanguard Mid-Cap Growth ETF (x)	11,600	2,034,408
Vanguard Mid-Cap Value ETF (x)	260,200	33,701,104
		—

Total Exchange Traded Funds (10.6%) (Cost $72,288,788)		172,211,836

SHORT-TERM INVESTMENTS:
Investment Companies (3.3%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	5,000,000	5,000,000
JPMorgan Prime Money Market Fund, IM Shares	48,869,825	48,879,599

Total Investment Companies		53,879,599

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.1%)
CF Secured LLC, 1.48%, dated 6/30/22, due 7/1/22, repurchase price $5,000,206, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.250%, maturing 9/30/23-11/15/40; total market value $5,100,210. (xx)	$5,000,000	5,000,000
Deutsche Bank Securities, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $9,764,607, collateralized by various U.S. Government Agency Securities, ranging from 2.000%-4.000%, maturing 1/1/45-4/1/52; total market value $9,959,484. (xx)	9,764,200	9,764,200
ING Financial Markets LLC, 1.46%, dated 6/30/22, due 7/1/22, repurchase price $10,000,406, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-3.375%, maturing 7/31/22-5/15/44; total market value $10,200,003. (xx)	10,000,000	10,000,000
MetLife, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $9,997,789, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-11/15/47; total market value $10,201,825. (xx)	9,997,372	9,997,372

See Notes to Financial Statements.

1180

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
National Bank of Canada, 1.70%, dated 6/30/22, due 7/7/22, repurchase price $4,001,322, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 11/3/22-2/15/51; total market value $4,411,228. (xx)	$4,000,000	$4,000,000
Societe Generale SA, 1.51%, dated 6/30/22, due 7/7/22, repurchase price $7,002,055, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.807%, maturing 10/11/22-4/30/24; total market value $7,140,002. (xx)	7,000,000	7,000,000
Societe Generale SA, 1.62%, dated 6/30/22, due 7/1/22, repurchase price $4,000,180, collateralized by various Common Stocks; total market value $4,445,489. (xx)	4,000,000	4,000,000

Total Repurchase Agreements		49,761,572

Total Short-Term Investments (6.4%) (Cost $103,644,803)		103,641,171

Total Investments in Securities (97.4%) (Cost $1,276,918,624)		1,584,546,701
Other Assets Less Liabilities (2.6%)		41,978,379

Net Assets (100%)		$1,626,525,080

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $55,045,856. This was collateralized by $2,038,145 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 7/14/22 – 5/15/52 and by cash of $55,273,006 of which $54,761,572 was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
NYRS	— New York Registry Shares
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2022, were as follows:

Security Description	Shares at June 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Diversified Financial Services
Equitable Holdings, Inc.	53,230	1,740,559	169,790	(192,868)	41,073	(370,848)	1,387,706	18,381	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Mid-Cap Value ETF (x)	562,511	41,969,481	—	(3,639,288)	339,393	(5,278,933)	33,390,653	343,409	—

Total		43,710,040	169,790	(3,832,156)	380,466	(5,649,781)	34,778,359	361,790	—

See Notes to Financial Statements.

1181

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Futures contracts outstanding as of June 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
Russell 2000 E-Mini Index	(285)	9/2022	USD	(24,338,999)	(323,036)
S&P 500 E-Mini Index	(128)	9/2022	USD	(24,252,800)	(505,872)
S&P Midcap 400 E-Mini Index	(215)	9/2022	USD	(48,762,000)	(468,271)

					(1,297,179)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$36,129,674	$—	$—	$36,129,674
Consumer Discretionary	137,101,947	—	—	137,101,947
Consumer Staples	64,794,221	—	—	64,794,221
Energy	57,603,827	—	—	57,603,827
Financials	273,025,173	—	—	273,025,173
Health Care	94,817,905	—	—	94,817,905
Industrials	219,142,442	—	—	219,142,442
Information Technology	111,553,317	—	—	111,553,317
Materials	78,052,530	—	34,510	78,087,040
Real Estate	139,243,869	—	—	139,243,869
Utilities	97,194,279	—	—	97,194,279
Exchange Traded Funds	172,211,836	—	—	172,211,836
Short-Term Investments
Investment Companies	53,879,599	—	—	53,879,599
Repurchase Agreements	—	49,761,572	—	49,761,572

Total Assets	$1,534,750,619	$49,761,572	$34,510	$1,584,546,701

Liabilities:
Futures	$(1,297,179)	$—	$—	$(1,297,179)

Total Liabilities	$(1,297,179)	$—	$—	$(1,297,179)

Total	$1,533,453,440	$49,761,572	$34,510	$1,583,249,522

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(1,297,179	)*

Total		$(1,297,179)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(56,660,233)	$(56,660,233)

Total	$(56,660,233)	$(56,660,233)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(5,226,281)	$(5,226,281)

Total	$(5,226,281)	$(5,226,281)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $137,345,000 during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 27%)*	$315,877,392
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 24%)*	$393,073,540

*	During the six months ended June 30, 2022, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total purchases and/or Sales).

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$413,103,080
Aggregate gross unrealized depreciation	(119,155,534)

Net unrealized appreciation	$293,947,546

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,289,301,976

For the six months ended June 30, 2022, the Portfolio incurred approximately $53 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $22,671,608)	$34,778,359
Unaffiliated Issuers (Cost $1,204,485,444)	1,500,006,770
Repurchase Agreements (Cost $49,761,572)	49,761,572
Cash	89,211,721
Cash held as collateral at broker for futures	5,872,400
Dividends, interest and other receivables	1,954,089
Receivable for securities sold	1,609,898
Due from broker for futures variation margin	871,450
Receivable for Portfolio shares sold	46,774
Securities lending income receivable	34,773
Other assets	20,065

Total assets	1,684,167,871

LIABILITIES
Payable for return of collateral on securities loaned	54,761,572
Payable for securities purchased	888,659
Investment management fees payable	750,717
Payable for Portfolio shares redeemed	604,029
Distribution fees payable – Class IB	306,818
Administrative fees payable	172,610
Distribution fees payable – Class IA	42,123
Trustees’ fees payable	4,544
Accrued expenses	111,719

Total liabilities	57,642,791

NET ASSETS	$1,626,525,080

Net assets were comprised of:
Paid in capital	$1,299,393,292
Total distributable earnings (loss)	327,131,788

Net assets	$1,626,525,080

Class IA
Net asset value, offering and redemption price per share, $194,991,440 / 12,782,606 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.25

Class IB
Net asset value, offering and redemption price per share, $1,418,621,077 / 94,217,011 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.06

Class K
Net asset value, offering and redemption price per share, $12,912,563 / 844,667 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.29

(x)	Includes value of securities on loan of $55,045,856.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends ($361,790 of dividend income received from affiliates) (net of $19,478 foreign withholding tax)	$15,303,592
Interest	90,654
Securities lending (net)	140,770

Total income	15,535,016

EXPENSES
Investment management fees	4,981,502
Distribution fees – Class IB	2,053,646
Administrative fees	1,126,888
Distribution fees – Class IA	279,283
Custodian fees	80,660
Professional fees	54,602
Printing and mailing expenses	36,771
Trustees’ fees	29,142
Miscellaneous	24,188

Total expenses	8,666,682

NET INVESTMENT INCOME (LOSS)	6,868,334

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($380,466 realized gain (loss) from affiliates)	82,887,154
Futures contracts	(56,660,233)
Foreign currency transactions	(1,060)

Net realized gain (loss)	26,225,861

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(5,649,781) of change in unrealized appreciation (depreciation) from affiliates)	(385,062,969)
Futures contracts	(5,226,281)
Foreign currency translations	258

Net change in unrealized appreciation (depreciation)	(390,288,992)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(364,063,131)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(357,194,797)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,868,334	$10,350,361
Net realized gain (loss)	26,225,861	228,993,010
Net change in unrealized appreciation (depreciation)	(390,288,992)	241,064,314

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(357,194,797)	480,407,685

Distributions to shareholders:
Class IA	—	(29,274,881)
Class IB	—	(221,005,913)
Class K	—	(1,993,524)

Total distributions to shareholders	—	(252,274,318)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 138,630 and 389,107 shares, respectively ]	2,424,360	7,590,599
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,603,767 shares, respectively ]	—	29,274,881
Capital shares repurchased [ (544,056) and (1,192,507) shares, respectively ]	(9,409,308)	(22,733,908)

Total Class IA transactions	(6,984,948)	14,131,572

Class IB
Capital shares sold [ 795,905 and 1,524,466 shares, respectively ]	13,672,572	28,886,326
Capital shares issued in reinvestment of dividends and distributions [ 0 and 12,262,386 shares, respectively ]	—	221,005,913
Capital shares repurchased [ (5,956,990) and (12,945,692) shares, respectively ]	(101,727,306)	(245,404,001)

Total Class IB transactions	(88,054,734)	4,488,238

Class K
Capital shares sold [ 60,671 and 179,607 shares, respectively ]	1,082,091	3,521,690
Capital shares issued in reinvestment of dividends and distributions [ 0 and 109,198 shares, respectively ]	—	1,993,524
Capital shares repurchased [ (70,037) and (205,215) shares, respectively ]	(1,226,919)	(3,899,366)

Total Class K transactions	(144,828)	1,615,848

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(95,184,510)	20,235,658

TOTAL INCREASE (DECREASE) IN NET ASSETS	(452,379,307)	248,369,025
NET ASSETS:
Beginning of period	2,078,904,387	1,830,535,362

End of period	$1,626,525,080	$2,078,904,387

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IA			2021	2020	2019	2018	2017
Net asset value, beginning of period	$18.54		$16.55	$16.48	$13.96	$17.87	$17.15

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.10	0.14	0.17	0.17	0.16	(1)
Net realized and unrealized gain (loss)	(3.35)		4.36	0.62	3.52	(2.44)	1.91

Total from investment operations	(3.29)		4.46	0.76	3.69	(2.27)	2.07

Less distributions:
Dividends from net investment income	—		(0.11)	(0.17)	(0.22)	(0.19)	(0.17)
Distributions from net realized gains	—		(2.36)	(0.52)	(0.95)	(1.44)	(1.18)
Return of capital	—		—	—	—	(0.01)	—

Total dividends and distributions	—		(2.47)	(0.69)	(1.17)	(1.64)	(1.35)

Net asset value, end of period	$15.25		$18.54	$16.55	$16.48	$13.96	$17.87

Total return (b)	(17.75)%		27.44%	4.94%	26.63%	(13.32)%	12.32%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$194,991		$244,498	$205,076	$212,355	$187,420	$237,396
Ratio of expenses to average net assets (a)(f)	0.92%		0.92%	0.94%	0.94%	0.93%	0.94%
Ratio of net investment income (loss) to average net assets (a)(f)	0.73%		0.51%	1.00%	1.05%	0.97%	0.91	%(aa)
Portfolio turnover rate^	19	%(z)	23%	29%	19%	25%	19%

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021	2020	2019	2018	2017
Net asset value, beginning of period	$18.30		$16.37	$16.30	$13.82	$17.71	$17.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.10	0.14	0.17	0.17	0.16	(1)
Net realized and unrealized gain (loss)	(3.30)		4.30	0.62	3.48	(2.42)	1.90

Total from investment operations	(3.24)		4.40	0.76	3.65	(2.25)	2.06

Less distributions:
Dividends from net investment income	—		(0.11)	(0.17)	(0.22)	(0.19)	(0.17)
Distributions from net realized gains	—		(2.36)	(0.52)	(0.95)	(1.44)	(1.18)
Return of capital	—		—	—	—	(0.01)	—

Total dividends and distributions	—		(2.47)	(0.69)	(1.17)	(1.64)	(1.35)

Net asset value, end of period	$15.06		$18.30	$16.37	$16.30	$13.82	$17.71

Total return (b)	(17.70)%		27.38%	4.99%	26.61%	(13.33)%	12.37%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,418,621		$1,818,559	$1,612,699	$1,673,340	$1,468,507	$1,899,153
Ratio of expenses to average net assets (a)(f)	0.92%		0.92%	0.94%	0.94%	0.93%	0.94%
Ratio of net investment income (loss) to average net assets (a)(f)	0.73%		0.51%	1.00%	1.05%	0.97%	0.90	%(aa)
Portfolio turnover rate^	19	%(z)	23%	29%	19%	25%	19%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021	2020	2019	2018	2017
Net asset value, beginning of period	$18.56		$16.56	$16.48	$13.96	$17.87	$17.15

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.15	0.18	0.21	0.21	0.21	(1)
Net realized and unrealized gain (loss)	(3.35)		4.36	0.63	3.52	(2.44)	1.91

Total from investment operations	(3.27)		4.51	0.81	3.73	(2.23)	2.12

Less distributions:
Dividends from net investment income	—		(0.15)	(0.21)	(0.26)	(0.23)	(0.22)
Distributions from net realized gains	—		(2.36)	(0.52)	(0.95)	(1.44)	(1.18)
Return of capital	—		—	—	—	(0.01)	—

Total dividends and distributions	—		(2.51)	(0.73)	(1.21)	(1.68)	(1.40)

Net asset value, end of period	$15.29		$18.56	$16.56	$16.48	$13.96	$17.87

Total return (b)	(17.62)%		27.76%	5.22%	26.92%	(13.09)%	12.59%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,913		$15,848	$12,760	$15,922	$13,404	$18,903
Ratio of expenses to average net assets (a)(f)	0.67%		0.67%	0.69%	0.69%	0.68%	0.69%
Ratio of net investment income (loss) to average net assets (a)(f)	0.99%		0.77%	1.25%	1.30%	1.21%	1.15	%(aa)
Portfolio turnover rate^	19	%(z)	23%	29%	19%	25%	19%
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.14, $0.14 and $0.19 for Class IA, Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.10% lower.

See Notes to Financial Statements.

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Distribution of Assets by Sector as of June 30, 2022	% of Net Assets
Repurchase Agreements	43.3%
U.S. Treasury Obligations	37.8
U.S. Government Agency Securities	18.8
Cash and Other	0.1

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IA
Actual	$1,000.00	$1,000.30	$1.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.18	1.63
Class IB
Actual	1,000.00	1,000.30	1.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.15	1.66

* Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratio of 0.33% and 0.33%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENTS:
Repurchase Agreements (43.3%)
Banco Santander S.A., 1.45%, dated 6/30/2022, due 7/1/22, repurchase price $237,000,000, collateralized by various U.S. Government Agency Securities, ranging from 2.000%-5.000%, maturing 12/1/2028-4/1/2052; total market value $241,740,000.	$237,000,000	$237,000,000
Bank of Nova Scotia (The), 1.50%, dated 6/30/2022, due 7/1/22, repurchase price $100,004,768, collateralized by various U.S. Government Agency Securities, ranging from 1.940%-5.500%, maturing 6/30/2031-4/20/2051; total market value $102,004,864.	100,000,000	100,000,000
BofA Securities Inc., 1.55%, dated 6/30/2022, due 7/1/22, repurchase price $120,000,001, collateralized by various U.S. Government Agency Securities, ranging from 1.625%-4.330%, maturing 8/20/2022-1/15/2063; total market value $ 122,400,001.	120,000,000	120,000,000
BofA Securities Inc., 1.55%, dated 6/30/2022, due 7/1/22, repurchase price $100,000,000, collateralized by various U.S. Government Agency Securities, ranging from 2.500%-17.909%, maturing 11/18/2029-7/25/2052; total market value $108,000,000.	100,000,000	100,000,000
Societe Generale, 1.50%, dated 6/30/2022, due 7/1/22, repurchase price $200,000,028, collateralized by U.S. Government Treasury Securities, ranging from 1.807%, maturing 7/5/2022-4/30/2024; total market value $204,000,028.	200,000,000	200,000,000

Total Repurchase Agreements		757,000,000

U.S. Government Agency Securities (18.8%)
FHLB
(SOFR + 0.01%),
1.52%, 8/2/22 (k)(o)	100,000,000	100,000,441
0.99%, 8/3/22 (o)(p)	100,000,000	99,908,517
(SOFR + 0.01%),
1.51%, 9/15/22 (k)(o)	30,000,000	30,000,000
(SOFR + 0.01%),
1.52%, 10/6/22 (k)(o)	50,000,000	49,999,299
(SOFR + 0.01%),
1.51%, 10/21/22 (k)(o)	50,000,000	50,000,000

Total U.S. Government Agency Securities		329,908,257

U.S. Treasury Obligations (37.8%)
U.S. Treasury Bills 0.56%, 7/12/22 (p)	100,000,000	99,983,011
1.20%, 7/19/22 (p)	100,000,000	99,940,000
0.94%, 7/26/22 (p)	135,000,000	134,911,597
1.05%, 8/18/22 (p)	50,000,000	49,930,000
1.12%, 9/1/22 (p)	50,000,000	49,903,986
1.29%, 9/27/22 (p)	75,000,000	74,765,334
1.40%, 10/4/22 (p)	52,250,000	52,058,344
1.52%, 10/11/22 (p)	50,000,000	49,786,083
U.S. Treasury Notes 1.75%, 7/15/22	50,000,000	50,018,167

Total U.S. Treasury Obligations		661,296,522

Total Investments in Securities (99.9%) (Amortized Cost $1,748,204,779)		1,748,204,779
Other Assets Less Liabilities (0.1%)		1,252,267

Net Assets (100%)		$1,749,457,046

Federal Income Tax Cost of Investments		$1,748,204,779

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2022.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2022.
(p)	Yield to maturity.

Glossary:

FHLB	—	Federal Home Loan Bank
SOFR	—	Secured Overnight Financing Rate

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Short-Term Investments
Repurchase Agreements	$—	$757,000,000	$—	$757,000,000
U.S. Government Agency Securities	—	329,908,257	—	329,908,257
U.S. Treasury Obligations	—	661,296,522	—	661,296,522

Total Assets	$—	$1,748,204,779	$—	$1,748,204,779

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,748,204,779	$—	$1,748,204,779

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value:
Unaffiliated Issuers (Cost $991,204,779)	$991,204,779
Repurchase Agreements (Cost $757,000,000)	757,000,000
Cash	1,671,088
Dividends, interest and other receivables	772,966
Securities lending income receivable	16,748
Other assets	16,377

Total assets	1,750,681,958

LIABILITIES
Investment management fees payable	456,417
Distribution fees payable – Class IB	261,985
Administrative fees payable	124,278
Distribution fees payable – Class IA	66,326
Trustees’ fees payable	4,690
Accrued expenses	311,216

Total liabilities	1,224,912

NET ASSETS	$1,749,457,046

Net assets were comprised of:
Paid in capital	$1,749,448,075
Total distributable earnings (loss)	8,971

Net assets	$1,749,457,046

Class IA
Net asset value, offering and redemption price per share, $336,477,029 / 336,227,518 shares outstanding (unlimited amount authorized: $0.01 par value)	$1.00

Class IB
Net asset value, offering and redemption price per share, $1,412,980,017 / 1,412,660,616 shares outstanding (unlimited amount authorized: $0.01 par value)	$1.00

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Interest	$3,065,353
Securities lending (net)	27,316

Total income	3,092,669

EXPENSES
Investment management fees	2,602,598
Distribution fees – Class IB	1,537,767
Administrative fees	712,090
Distribution fees – Class IA	406,828
Professional fees	45,084
Custodian fees	28,316
Printing and mailing expenses	27,445
Trustees’ fees	24,345
Miscellaneous	16,714

Gross expenses	5,401,187
Less: Voluntary waiver from investment manager	(1,516,833)
Voluntary waiver from distributor	(1,314,223)

Net expenses	2,570,131

NET INVESTMENT INCOME (LOSS)	522,538

REALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	546

NET REALIZED AND UNREALIZED GAIN (LOSS)	546

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$523,084

See Notes to Financial Statements.

1191

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EQ/MONEY MARKET PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$522,538	$—
Net realized gain (loss)	546	2,917,414

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	523,084	2,917,414

Distributions to shareholders:
Class IA	(106,787)	(544,460)
Class IB	(415,752)	(2,369,531)

Total distributions to shareholders	(522,539)	(2,913,991)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 166,718,600 and 365,540,284 shares, respectively ]	166,842,269	365,825,668
Capital shares issued in reinvestment of dividends and distributions [ 106,707 and 544,057 shares, respectively ]	106,787	544,460
Capital shares repurchased [ (160,585,263) and (400,021,975) shares, respectively ]	(160,704,382)	(400,348,813)

Total Class IA transactions	6,244,674	(33,978,685)

Class IB
Capital shares sold [ 8,152,961,188 and 14,151,706,124 shares, respectively ]	8,154,802,222	14,156,444,157
Capital shares issued in reinvestment of dividends and distributions [ 415,658 and 2,368,997 shares, respectively ]	415,752	2,369,531
Capital shares repurchased [ (7,924,132,841) and (14,239,556,174) shares, respectively ]	(7,925,922,156)	(14,243,944,351)

Total Class IB transactions	229,295,818	(85,130,663)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	235,540,492	(119,109,348)

TOTAL INCREASE (DECREASE) IN NET ASSETS	235,541,037	(119,105,925)
NET ASSETS:
Beginning of period	1,513,916,009	1,633,021,934

End of period	$1,749,457,046	$1,513,916,009

See Notes to Financial Statements.

1192

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
Class IA		2021	2020		2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income (loss) (e)	— #	—	—	#	0.02	0.01	—	#
Net realized and unrealized gain (loss)	— #	— #	—	#	— #	— #	—	#

Total from investment operations	— #	— #	—	#	0.02	0.01	—	#

Less distributions:
Dividends from net investment income	— #	—	—	#	(0.02)	(0.01)	—	#
Distributions from net realized gains	—	— #	—	#	— #	—	—	#

Total dividends and distributions	—	— #	—	#	(0.02)	(0.01)	—	#

Net asset value, end of period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00

Total return (b)	0.03%	0.16%	0.20%		1.52%	1.27%	0.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$336,477	$330,232	$364,115		$304,525	$294,561	$296,707
Ratio of expenses to average net assets:
After waivers (a)	0.33%	0.04%	0.32%		0.71%	0.57%	0.46%
Before waivers (a)	0.69%	0.70%	0.71%		0.71%	0.71%	0.71%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.07%	—%	0.18%		1.50%	1.26%	0.39%
Before waivers (a)	(0.30)%	(0.65)%	(0.22)%		1.50%	1.11%	0.14%

See Notes to Financial Statements.

1193

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
Class IB		2021	2020		2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income (loss) (e)	— #	—	—	#	0.02	0.01	—	#
Net realized and unrealized gain (loss)	— #	— #	—	#	— #	— #	—	#

Total from investment operations	— #	— #	—	#	0.02	0.01	—	#

Less distributions:
Dividends from net investment income	— #	—	—	#	(0.02)	(0.01)	—	#
Distributions from net realized gains	—	— #	—	#	— #	—	—	#

Total dividends and distributions	—	— #	—	#	(0.02)	(0.01)	—	#

Net asset value, end of period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00

Total return (b)	0.03%	0.16%	0.20%		1.52%	1.27%	0.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,412,980	$1,183,684	$1,268,907		$968,182	$885,669	$890,913
Ratio of expenses to average net assets:
After waivers (a)	0.33%	0.04%	0.31%		0.71%	0.57%	0.46%
Before waivers (a)	0.69%	0.70%	0.71%		0.71%	0.71%	0.71%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.07%	—%	0.18%		1.50%	1.26%	0.40%
Before waivers (a)	(0.30)%	(0.65)%	(0.21)%		1.50%	1.11%	0.15%
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

1194

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Information Technology	27.1%
Health Care	26.6
Repurchase Agreements	16.3
Consumer Discretionary	11.7
Industrials	9.9
Investment Companies	9.1
Financials	5.7
Communication Services	3.6
Energy	3.2
Materials	3.1
Consumer Staples	2.4
Real Estate	2.4
Utilities	0.9
Cash and Other	(22.0)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$586.00	$4.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.09	5.76
Class K
Actual	1,000.00	586.50	3.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.51

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.15% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1195

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.6%)
Diversified Telecommunication Services (2.5%)
Anterix, Inc.*	193,729	$7,956,450
Bandwidth, Inc., Class A*	730	13,739
Charge Enterprises, Inc. (x)*	17,607	83,985
Cogent Communications Holdings, Inc.	3,945	239,698
Consolidated Communications Holdings, Inc.*	1,358	9,506
Globalstar, Inc. (x)*	93,137	114,559
IDT Corp., Class B*	1,679	42,227
Iridium Communications, Inc.*	21,179	795,483
Ooma, Inc.*	3,762	44,542
Starry Group Holdings, Inc., Class A (x)*	3,678	15,153

		9,315,342

Entertainment (0.2%)
Cinemark Holdings, Inc.*	14,198	213,254
IMAX Corp.*	4,813	81,292
Liberty Media Corp.-Liberty Braves, Class A*	1,815	45,647
Liberty Media Corp.-Liberty Braves, Class C*	6,355	152,520
Playstudios, Inc. (x)*	6,264	26,810
Reservoir Media, Inc. (x)*	2,870	18,712

		538,235

Interactive Media & Services (0.4%)
Arena Group Holdings, Inc. (The) (x)*	1,328	11,952
Cargurus, Inc.*	16,961	364,492
Cars.com, Inc.*	1,856	17,502
DHI Group, Inc.*	5,827	28,960
Eventbrite, Inc., Class A*	11,132	114,326
EverQuote, Inc., Class A*	2,962	26,184
Leafly Holdings, Inc.*	1,041	4,685
MediaAlpha, Inc., Class A*	3,559	35,056
QuinStreet, Inc.*	557	5,604
Vimeo, Inc.*	24,268	146,093
Wejo Group Ltd. (x)*	4,118	4,900
Yelp, Inc.*	11,185	310,608
Ziff Davis, Inc.*	1,421	105,907
ZipRecruiter, Inc., Class A*	13,637	202,100

		1,378,369

Media (0.5%)
AdTheorent Holding Co., Inc. (x)*	2,346	7,249
Boston Omaha Corp., Class A (x)*	265	5,472
Cardlytics, Inc. (x)*	35,822	799,189
Entravision Communications Corp., Class A	6,352	28,965
Gambling.com Group Ltd.*	1,346	10,593
Gray Television, Inc. (x)	6,099	103,012
Innovid Corp. (x)*	3,191	5,297
Integral Ad Science Holding Corp.*	1,800	17,874
John Wiley & Sons, Inc., Class A	6,595	314,977
Loyalty Ventures, Inc.*	1,204	4,298
PubMatic, Inc., Class A (x)*	6,468	102,777
Sinclair Broadcast Group, Inc., Class A	6,814	139,006
Stagwell, Inc. (x)*	1,200	6,516
TechTarget, Inc.*	4,527	297,515
Thryv Holdings, Inc.*	1,083	24,248
WideOpenWest, Inc.*	5,058	92,106

		1,959,094

Wireless Telecommunication Services (0.0%)†
Gogo, Inc.*	517	8,370

Total Communication Services		13,199,410

Consumer Discretionary (11.7%)
Auto Components (0.9%)
American Axle & Manufacturing Holdings, Inc.*	1,159	8,727
Dorman Products, Inc.*	4,396	482,285
Fox Factory Holding Corp.*	7,080	570,223
Gentherm, Inc.*	5,543	345,939
Holley, Inc. (x)*	8,430	88,515
LCI Industries	4,120	460,946
Luminar Technologies, Inc. (x)*	40,008	237,247
Patrick Industries, Inc.	366	18,973
Solid Power, Inc. (x)*	3,613	19,438
Stoneridge, Inc.*	850	14,578
Tenneco, Inc., Class A*	13,572	232,896
Visteon Corp.*	4,628	479,368
XPEL, Inc.(m) (x)*	3,641	167,231

		3,126,366

Automobiles (0.1%)
Canoo, Inc. (x)*	18,423	34,083
Faraday Future Intelligent Electric, Inc. (x)*	8,187	21,286
Fisker, Inc. (x)*	27,323	234,158
Workhorse Group, Inc. (x)*	21,962	57,101

		346,628

Distributors (0.0%)†
Funko, Inc., Class A*	5,224	116,600

Diversified Consumer Services (1.5%)
Beachbody Co., Inc. (The)*	4,134	4,961
Carriage Services, Inc.	2,272	90,085
Chegg, Inc.*	20,703	388,802
Coursera, Inc.*	18,846	267,236
Duolingo, Inc. (x)*	48,256	4,224,813
European Wax Center, Inc., Class A (x)	3,181	56,049
Nerdy, Inc. (x)*	8,326	17,734
OneSpaWorld Holdings Ltd. (x)*	10,957	78,562
PowerSchool Holdings, Inc., Class A (x)*	2,543	30,643
Rover Group, Inc. (x)*	14,205	53,411
Stride, Inc.*	6,692	272,967
Udemy, Inc. (x)*	11,750	119,967
Universal Technical Institute, Inc. (x)*	5,254	37,461
Vivint Smart Home, Inc. (x)*	4,125	14,355

		5,657,046

Hotels, Restaurants & Leisure (2.0%)
Accel Entertainment, Inc.*	10,038	106,604
Bloomin’ Brands, Inc.	10,615	176,421
Brinker International, Inc.*	6,351	139,912
Century Casinos, Inc.*	3,890	28,008
Cheesecake Factory, Inc. (The)	8,259	218,203
Cracker Barrel Old Country Store, Inc.	3,867	322,856

See Notes to Financial Statements.

1196

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Dave & Buster’s Entertainment, Inc.*	7,116	$233,262
Denny’s Corp.*	7,040	61,107
Dine Brands Global, Inc.	2,246	146,170
Everi Holdings, Inc.*	7,783	126,941
F45 Training Holdings, Inc. (x)*	5,833	22,924
First Watch Restaurant Group, Inc.*	539	7,772
Full House Resorts, Inc.*	1,575	9,576
Golden Entertainment, Inc.*	3,398	134,391
Hilton Grand Vacations, Inc.*	14,801	528,840
Inspired Entertainment, Inc.*	2,470	21,267
International Game Technology plc	3,823	70,955
Jack in the Box, Inc.	549	30,777
Krispy Kreme, Inc. (x)	3,102	42,187
Kura Sushi USA, Inc., Class A (x)*	819	40,565
Lindblad Expeditions Holdings, Inc.*	625	5,062
Membership Collective Group, Inc., Class A (x)*	334,434	2,167,132
Monarch Casino & Resort, Inc.*	2,208	129,543
NEOGAMES SA (x)*	2,136	28,644
Noodles & Co.*	7,216	33,915
ONE Group Hospitality, Inc. (The)*	3,576	26,355
Papa John’s International, Inc.	3,919	327,315
Portillo’s, Inc., Class A (x)*	3,442	56,277
RCI Hospitality Holdings, Inc.	1,327	64,174
Red Rock Resorts, Inc., Class A	4,114	137,243
Rush Street Interactive, Inc.*	9,274	43,310
Ruth’s Hospitality Group, Inc.	5,250	85,365
SeaWorld Entertainment, Inc.*	3,727	164,659
Shake Shack, Inc., Class A*	6,364	251,251
Sonder Holdings, Inc. (x)*	6,631	6,896
Sweetgreen, Inc., Class A (x)*	2,169	25,269
Target Hospitality Corp.*	4,945	28,236
Texas Roadhouse, Inc.	11,438	837,262
Wingstop, Inc.	5,024	375,644
Xponential Fitness, Inc., Class A*	1,127	14,155

		7,276,445

Household Durables (1.6%)
Aterian, Inc. (x)*	533	1,151
Cavco Industries, Inc.*	1,568	307,312
Century Communities, Inc.	315	14,166
Cricut, Inc., Class A (x)*	124,633	765,247
Dream Finders Homes, Inc., Class A (x)*	3,440	36,602
Green Brick Partners, Inc.*	1,528	29,903
Helen of Troy Ltd.*	4,010	651,264
Hovnanian Enterprises, Inc., Class A*	832	35,601
Installed Building Products, Inc.	4,040	335,966
iRobot Corp. (x)*	4,032	148,176
KB Home	2,279	64,860
LGI Homes, Inc.*	318	27,634
Lovesac Co. (The)*	2,389	65,698
M.D.C. Holdings, Inc.	2,254	72,827
M/I Homes, Inc.*	657	26,057
Meritage Homes Corp.*	456	33,060
Purple Innovation, Inc. (x)*	421	1,288
Skyline Champion Corp.*	8,960	424,883
Sonos, Inc.*	21,380	385,695
Taylor Morrison Home Corp.*	2,340	54,662
Tri Pointe Homes, Inc.*	1,552	26,182
Victoria plc (x)*	408,862	2,253,689
Vizio Holding Corp., Class A(x)*	11,691	79,733
Vuzix Corp. (x)*	8,387	59,548

		5,901,204

Internet & Direct Marketing Retail (2.9%)
aka Brands Holding Corp. (x)*	1,160	3,202
BARK, Inc. (x)*	525,522	672,668
CarParts.com, Inc.*	8,218	57,033
Duluth Holdings, Inc., Class B (x)*	1,117	10,656
Farfetch Ltd., Class A*	429,075	3,072,177
Global-e Online Ltd. (x)*	298,047	6,011,608
Groupon, Inc. (x)*	300	3,390
Liquidity Services, Inc.*	2,005	26,947
Lulu’s Fashion Lounge Holdings, Inc. (x)*	1,078	11,696
PetMed Express, Inc. (x)	3,125	62,188
Quotient Technology, Inc.*	1,830	5,435
RealReal, Inc. (The) (x)*	2,196	5,468
Rent the Runway, Inc., Class A (x)*	7,598	23,326
Revolve Group, Inc.*	6,828	176,913
Shutterstock, Inc.	3,956	226,718
Stitch Fix, Inc., Class A*	5,149	25,436
ThredUp, Inc., Class A (x)*	1,673	4,183
Vivid Seats, Inc., Class A	948	7,082
Xometry, Inc., Class A (x)*	5,694	193,197

		10,599,323

Leisure Products (0.5%)
Acushnet Holdings Corp.	1,764	73,524
Clarus Corp.	4,029	76,511
Latham Group, Inc.*	7,158	49,605
Malibu Boats, Inc., Class A*	3,530	186,066
Marine Products Corp.	1,664	15,825
MasterCraft Boat Holdings, Inc.*	3,044	64,076
Peloton Interactive, Inc., Class A (x)*	143,350	1,315,953
Smith & Wesson Brands, Inc.	450	5,908
Sturm Ruger & Co., Inc.	2,711	172,555
Vinco Ventures, Inc. (x)*	20,004	27,606

		1,987,629

Multiline Retail (0.1%)
Dillard’s, Inc., Class A (x)	700	154,399
Franchise Group, Inc.	4,110	144,138

		298,537

Specialty Retail (1.0%)
Arko Corp. (x)	14,809	120,841
Asbury Automotive Group, Inc.*	1,057	178,992
Bed Bath & Beyond, Inc. (x)*	9,528	47,354
Boot Barn Holdings, Inc.*	4,956	341,518
Buckle, Inc. (The)	4,712	130,475
Build-A-Bear Workshop, Inc.	1,629	26,748
Caleres, Inc.	5,942	155,918
Camping World Holdings, Inc., Class A (x)	6,197	133,793
Chico’s FAS, Inc.*	14,363	71,384
Children’s Place, Inc. (The)*	1,357	52,815
Citi Trends, Inc.*	4	95
Designer Brands, Inc., Class A	6,807	88,899
Destination XL Group, Inc. (x)*	4,687	15,889
EVgo, Inc. (x)*	2,526	15,181
Guess?, Inc. (x)	5,415	92,326

See Notes to Financial Statements.

1197

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Hibbett, Inc.	1,614	$70,548
MarineMax, Inc.*	246	8,886
Murphy USA, Inc.	3,690	859,290
National Vision Holdings, Inc.*	785	21,588
OneWater Marine, Inc., Class A*	119	3,933
Party City Holdco, Inc. (x)*	6,280	8,290
Rent-A-Center, Inc.	8,706	169,332
Sally Beauty Holdings, Inc.*	16,509	196,787
Sleep Number Corp.*	1,734	53,667
Torrid Holdings, Inc. (x)*	1,932	8,346
Warby Parker, Inc., Class A (x)*	68,560	771,986

		3,644,881

Textiles, Apparel & Luxury Goods (1.1%)
Allbirds, Inc., Class A (x)*	3,925	15,425
Crocs, Inc.*	10,111	492,102
Ermenegildo Zegna Holditalia SpA*	1,984	20,931
Kontoor Brands, Inc.	9,259	308,973
On Holding AG, Class A (x)*	138,410	2,448,473
Oxford Industries, Inc.	1,860	165,056
Rocky Brands, Inc.	105	3,589
Steven Madden Ltd.	13,388	431,228
Wolverine World Wide, Inc.	13,173	265,568

		4,151,345

Total Consumer Discretionary		43,106,004

Consumer Staples (2.4%)
Beverages (0.4%)
Celsius Holdings, Inc.*	9,111	594,584
Coca-Cola Consolidated, Inc.	774	436,459
Duckhorn Portfolio, Inc. (The)*	6,105	128,571
MGP Ingredients, Inc. (x)	2,295	229,706
National Beverage Corp.	3,900	190,866
Vintage Wine Estates, Inc. (x)*	773	6,076
Vita Coco Co., Inc. (The) (x)*	4,554	44,584

		1,630,846

Food & Staples Retailing (0.2%)
Chefs’ Warehouse, Inc. (The)*	4,079	158,632
Natural Grocers by Vitamin Cottage, Inc.	1,247	19,890
PriceSmart, Inc.	2,551	182,728
Rite Aid Corp. (x)*	4,103	27,654
Sprouts Farmers Market, Inc.*	18,378	465,331
United Natural Foods, Inc.*	584	23,010

		877,245

Food Products (0.9%)
Benson Hill, Inc. (x)*	13,418	36,765
Beyond Meat, Inc. (x)*	10,301	246,606
BRC, Inc., Class A (x)*	4,163	33,970
Calavo Growers, Inc.	2,852	118,986
Cal-Maine Foods, Inc.	5,871	290,086
J & J Snack Foods Corp.	2,554	356,692
John B Sanfilippo & Son, Inc.	953	69,083
Lancaster Colony Corp.	2,776	357,493
Local Bounti Corp. (x)*	2,783	8,850
Mission Produce, Inc.*	861	12,269
Sanderson Farms, Inc.	3,048	656,935
Simply Good Foods Co. (The)*	15,050	568,439
Sovos Brands, Inc.*	3,277	52,006
SunOpta, Inc.*	14,856	115,580
Tattooed Chef, Inc. (x)*	7,474	47,086
Tootsie Roll Industries, Inc.	2,178	76,992
Utz Brands, Inc. (x)	9,507	131,387
Vital Farms, Inc.*	5,944	52,010

		3,231,235

Household Products (0.2%)
Central Garden & Pet Co.*	662	28,082
Central Garden & Pet Co., Class A*	2,453	98,145
Energizer Holdings, Inc.	11,115	315,110
WD-40 Co.	2,300	463,128

		904,465

Personal Products (0.6%)
Beauty Health Co. (The)*	14,575	187,435
BellRing Brands, Inc.*	19,493	485,181
elf Beauty, Inc.*	8,187	251,177
Herbalife Nutrition Ltd.*	10,791	220,676
Inter Parfums, Inc.	3,039	222,029
Medifast, Inc.	1,900	342,969
Nu Skin Enterprises, Inc., Class A	3,327	144,059
Thorne HealthTech, Inc. (x)*	2,068	10,009
USANA Health Sciences, Inc.*	1,879	135,964
Veru, Inc. (x)*	11,060	124,978

		2,124,477

Tobacco (0.1%)
22nd Century Group, Inc. (x)*	26,557	56,566
Turning Point Brands, Inc.	2,625	71,216
Vector Group Ltd.	3,802	39,921

		167,703

Total Consumer Staples		8,935,971

Energy (3.2%)
Energy Equipment & Services (0.9%)
Borr Drilling Ltd. (x)*	11,787	54,338
Cactus, Inc., Class A	10,037	404,190
ChampionX Corp.	34,066	676,210
DMC Global, Inc.*	1,300	23,439
Liberty Energy, Inc., Class A*	24,216	308,996
Nabors Industries Ltd.*	1,381	184,916
NexTier Oilfield Solutions, Inc.*	29,923	284,568
Noble Corp.*	1,456	36,910
Oceaneering International, Inc.*	14,886	158,982
Patterson-UTI Energy, Inc.	24,503	386,167
RPC, Inc.*	13,624	94,142
Solaris Oilfield Infrastructure, Inc., Class A	6,068	66,020
TETRA Technologies, Inc.*	22,820	92,649
US Silica Holdings, Inc.*	1,980	22,612
Valaris Ltd.*	10,223	431,819
Weatherford International plc*	11,612	245,826

		3,471,784

Oil, Gas & Consumable Fuels (2.3%)
Amplify Energy Corp.*	5,050	33,027
Arch Resources, Inc. (x)	2,531	362,161
Archaea Energy, Inc.*	3,702	57,492
Battalion Oil Corp.*	731	6,235
Berry Corp.	3,068	23,378

See Notes to Financial Statements.

1198

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Brigham Minerals, Inc., Class A	8,762	$215,808
Callon Petroleum Co.*	6,816	267,187
Centennial Resource Development, Inc., Class A*	4,833	28,901
CNX Resources Corp.*	2,283	37,578
Comstock Resources, Inc.*	15,242	184,123
CONSOL Energy, Inc.*	5,369	265,121
Crescent Energy Co., Class A (x)	5,931	74,019
CVR Energy, Inc.	4,938	165,423
Delek US Holdings, Inc.*	11,794	304,757
Denbury, Inc.*	8,494	509,555
Earthstone Energy, Inc., Class A (x)*	7,340	100,191
Empire Petroleum Corp. (x)*	1,268	15,051
Energy Fuels, Inc. (x)*	21,692	106,508
Equitrans Midstream Corp.	16,870	107,293
Golar LNG Ltd.*	929	21,135
Gulfport Energy Corp.*	2,060	163,791
HighPeak Energy, Inc. (x)	1,420	36,380
Kinetik Holdings, Inc. (x)	320	10,925
Kosmos Energy Ltd.*	75,170	465,302
Laredo Petroleum, Inc.*	2,841	195,859
Magnolia Oil & Gas Corp., Class A	27,834	584,236
Matador Resources Co.	18,693	870,907
Murphy Oil Corp.	10,885	328,618
NextDecade Corp. (x)*	4,788	21,259
Northern Oil and Gas, Inc.	9,507	240,147
Oasis Petroleum, Inc.	3,302	401,688
Par Pacific Holdings, Inc.*	8,312	129,584
PBF Energy, Inc., Class A*	3,672	106,562
Ranger Oil Corp.*	3,598	118,266
Riley Exploration Permian, Inc. (x)	1,140	27,565
Ring Energy, Inc.*	6,745	17,942
SandRidge Energy, Inc. (x)*	3,120	48,890
SilverBow Resources, Inc. (x)*	2,043	57,940
Sitio Royalties Corp. (x)	2,321	53,807
SM Energy Co.	20,031	684,860
Talos Energy, Inc.*	11,129	172,166
Tellurian, Inc. (x)*	84,571	252,022
Uranium Energy Corp. (x)*	46,635	143,636
Ur-Energy, Inc. (x)*	35,738	37,882
VAALCO Energy, Inc. (x)	9,916	68,817
Vertex Energy, Inc. (x)*	8,032	84,497
W&T Offshore, Inc.*	13,495	58,298
Whiting Petroleum Corp.	1,644	111,841

		8,378,630

Total Energy		11,850,414

Financials (5.7%)
Banks (0.9%)
BancFirst Corp. (x)	1,902	182,040
Bancorp, Inc. (The)*	5,045	98,478
Bank of NT Butterfield & Son Ltd. (The)	442	13,786
BayCom Corp. (x)	290	5,997
Cadence Bank	1,759	41,301
Coastal Financial Corp.*	1,660	63,279
Eastern Bankshares, Inc.	5,804	107,142
Esquire Financial Holdings, Inc.	933	31,069
Farmers & Merchants Bancorp, Inc. (x)	580	19,250
First Financial Bankshares, Inc.	21,854	858,207
Five Star Bancorp (x)	784	20,713
FVCBankcorp, Inc. (x)*	299	5,630
Glacier Bancorp, Inc.	2,337	110,821
HomeTrust Bancshares, Inc.	681	17,025
Lakeland Financial Corp.	3,666	243,496
Live Oak Bancshares, Inc.	4,237	143,592
Meta Financial Group, Inc.	1,377	53,249
Metrocity Bankshares, Inc.	894	18,157
Metropolitan Bank Holding Corp.*	128	8,886
Nicolet Bankshares, Inc.*	276	19,966
Professional Holding Corp., Class A*	270	5,414
ServisFirst Bancshares, Inc.	8,369	660,481
Silvergate Capital Corp., Class A*	4,150	222,150
Stock Yards Bancorp, Inc.	3,973	237,665
Third Coast Bancshares, Inc. (x)*	105	2,299
Triumph Bancorp, Inc.*	1,466	91,713
Veritex Holdings, Inc.	1,278	37,394
West BanCorp, Inc.	755	18,377
Westamerica Bancorp	1,071	59,612

		3,397,189

Capital Markets (3.0%)
Artisan Partners Asset Management, Inc., Class A	6,388	227,221
B Riley Financial, Inc.	3,305	139,636
Big Sky Growth Partners, Inc.*	247,718	2,425,159
Blucora, Inc.*	7,897	145,779
Brightsphere Investment Group, Inc.	5,160	92,932
Cohen & Steers, Inc.	4,323	274,900
Diamond Hill Investment Group, Inc.	477	82,826
Donnelley Financial Solutions, Inc.*	392	11,482
Federated Hermes, Inc.	14,399	457,744
Focus Financial Partners, Inc., Class A*	9,611	327,351
GAMCO Investors, Inc., Class A	739	15,445
GCM Grosvenor, Inc., Class A	6,594	45,169
Hamilton Lane, Inc., Class A	5,952	399,855
Houlihan Lokey, Inc.	8,496	670,589
Manning & Napier, Inc. (x)	1,008	12,570
MELI Kaszek Pioneer Corp., Class A*	173,497	1,717,620
Moelis & Co., Class A	5,222	205,486
Open Lending Corp., Class A*	17,964	183,772
Perella Weinberg Partners (x)	6,869	40,046
PJT Partners, Inc., Class A	3,951	277,676
Pzena Investment Management, Inc., Class A (x)	2,522	16,620
Ribbit LEAP Ltd.*	132,474	1,318,116
Sculptor Capital Management, Inc. (x)	1,891	15,790
Silvercrest Asset Management Group, Inc., Class A	1,435	23,548
StepStone Group, Inc., Class A	8,919	232,162
StoneX Group, Inc.*	303	23,655
TCV Acquisition Corp., Class A*	139,923	1,364,249
Value Line, Inc. (x)	160	10,568
Victory Capital Holdings, Inc., Class A	787	18,967
Virtus Investment Partners, Inc.	146	24,969
WisdomTree Investments, Inc.	22,379	113,462

		10,915,364

Consumer Finance (0.7%)
Atlanticus Holdings Corp. (x)*	445	15,651
Curo Group Holdings Corp.	2,760	15,263
Dynamics, Inc. (r)*	35,722	52,645
FirstCash Holdings, Inc.	3,184	221,320

See Notes to Financial Statements.

1199

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Green Dot Corp., Class A*	872	$21,896
LendingClub Corp.*	805	9,410
LendingTree, Inc.*	1,725	75,589
NerdWallet, Inc., Class A*	4,100	32,513
PROG Holdings, Inc.*	1,360	22,440
Upstart Holdings, Inc. (x)*	59,082	1,868,173
World Acceptance Corp. (x)*	463	51,967

		2,386,867

Insurance (1.0%)
BRP Group, Inc., Class A*	9,595	231,719
eHealth, Inc.*	924	8,621
Goosehead Insurance, Inc., Class A (x)	2,721	124,268
HCI Group, Inc. (x)	1,199	81,244
Investors Title Co.	32	5,020
Kinsale Capital Group, Inc.	3,611	829,230
Palomar Holdings, Inc.*	4,024	259,146
RLI Corp.	6,501	757,952
SiriusPoint Ltd.*	2,278	12,347
Trupanion, Inc. (x)*	22,500	1,355,850
Universal Insurance Holdings, Inc.	769	10,020

		3,675,417

Mortgage Real Estate Investment Trusts (REITs) (0.0%)†
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT) (x)	927	35,096
PennyMac Mortgage Investment Trust (REIT) (x)	3,464	47,907

		83,003

Thrifts & Mortgage Finance (0.1%)
Axos Financial, Inc.*	959	34,380
Bridgewater Bancshares, Inc.*	1,148	18,529
Columbia Financial, Inc.*	2,271	49,530
Greene County Bancorp, Inc.	540	24,457
Hingham Institution For Savings (The)	29	8,229
NMI Holdings, Inc., Class A*	958	15,951
Walker & Dunlop, Inc.	3,479	335,167

		486,243

Total Financials		20,944,083

Health Care (26.6%)
Biotechnology (5.8%)
4D Molecular Therapeutics, Inc. (x)*	30,712	214,370
Aadi Bioscience, Inc. (x)*	2,280	28,090
ACADIA Pharmaceuticals, Inc.*	20,165	284,125
ADMA Biologics, Inc. (x)*	13,002	25,744
Affimed NV*	21,695	60,095
Agenus, Inc.*	43,810	84,991
Akero Therapeutics, Inc.*	299	2,826
Albireo Pharma, Inc.*	2,817	55,946
Alector, Inc.*	10,141	103,033
Alkermes plc*	27,218	810,824
Alpine Immune Sciences, Inc.*	1,137	9,676
Amicus Therapeutics, Inc.*	45,926	493,245
Anavex Life Sciences Corp. (x)*	11,720	117,317
Apellis Pharmaceuticals, Inc.*	15,148	684,993
Arbutus Biopharma Corp. (x)*	9,146	24,786
Arcturus Therapeutics Holdings, Inc.*	3,399	53,500
Arcutis Biotherapeutics, Inc.*	5,694	121,339
Arrowhead Pharmaceuticals, Inc.*	17,310	609,485
Atara Biotherapeutics, Inc.*	1,610	12,542
Aura Biosciences, Inc. (x)*	2,908	41,206
Aurinia Pharmaceuticals, Inc. (x)*	22,535	226,477
Avid Bioservices, Inc.*	10,298	157,147
Beam Therapeutics, Inc. (x)*	30,996	1,199,855
BioCryst Pharmaceuticals, Inc.*	21,484	227,301
Biohaven Pharmaceutical Holding Co. Ltd.*	6,441	938,518
Blueprint Medicines Corp.*	10,019	506,060
Bridgebio Pharma, Inc. (x)*	10,701	97,165
C4 Therapeutics, Inc. (x)*	36,522	275,376
CareDx, Inc.*	8,637	185,523
Catalyst Pharmaceuticals, Inc.*	15,549	108,998
Celldex Therapeutics, Inc.*	1,589	42,839
Celularity, Inc., Class A (x)*	2,218	7,541
Century Therapeutics, Inc. (x)*	61,500	516,600
Cerevel Therapeutics Holdings, Inc. (x)*	9,114	240,974
ChemoCentryx, Inc.*	7,653	189,641
Chimerix, Inc.*	9,504	19,768
Coherus Biosciences, Inc.*	12,466	90,254
Crinetics Pharmaceuticals, Inc.*	1,237	23,070
CTI BioPharma Corp. (x)*	2,861	17,080
Cytokinetics, Inc.*	12,373	486,135
Deciphera Pharmaceuticals, Inc.*	2,098	27,589
Denali Therapeutics, Inc.*	16,518	486,125
Dynavax Technologies Corp. (x)*	19,750	248,652
Eagle Pharmaceuticals, Inc.*	1,731	76,908
Eiger BioPharmaceuticals, Inc.*	5,894	37,132
Enanta Pharmaceuticals, Inc.*	351	16,592
Fate Therapeutics, Inc. (x)*	48,798	1,209,214
FibroGen, Inc.*	12,777	134,925
Foghorn Therapeutics, Inc. (x)*	3,156	42,922
Geron Corp. (x)*	40,529	62,820
Global Blood Therapeutics, Inc.*	10,259	327,775
Gossamer Bio, Inc.*	10,337	86,521
Graphite Bio, Inc. (x)*	94,091	258,750
GreenLight Biosciences Holdings PBC (x)*	2,033	4,493
Halozyme Therapeutics, Inc.*	22,515	990,660
Heron Therapeutics, Inc. (x)*	16,678	46,532
HilleVax, Inc. (x)*	512	5,596
Humacyte, Inc. (x)*	2,462	7,903
IGM Biosciences, Inc. (x)*	1,219	21,979
Imago Biosciences, Inc. (x)*	2,570	34,412
ImmunityBio, Inc. (x)*	10,002	37,207
ImmunoGen, Inc.*	17,335	78,007
Inhibrx, Inc. (x)*	4,670	53,004
Insmed, Inc.*	20,130	396,964
Intellia Therapeutics, Inc.*	39,489	2,043,951
Intercept Pharmaceuticals, Inc. (x)*	4,074	56,262
Ironwood Pharmaceuticals, Inc.*	22,547	259,967
IVERIC bio, Inc.*	19,668	189,206
Karuna Therapeutics, Inc.*	4,438	561,451
Karyopharm Therapeutics, Inc. (x)*	12,059	54,386
Keros Therapeutics, Inc.*	2,603	71,921
Kiniksa Pharmaceuticals Ltd., Class A (x)*	4,754	46,066
Krystal Biotech, Inc.*	1,145	75,181
Lexicon Pharmaceuticals, Inc. (x)*	5,197	9,666
Ligand Pharmaceuticals, Inc.*	298	26,588

See Notes to Financial Statements.

1200

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Madrigal Pharmaceuticals, Inc. (x)*	2,122	$151,893
MannKind Corp. (x)*	5,059	19,275
MeiraGTx Holdings plc*	391	2,960
Mirum Pharmaceuticals, Inc. (x)*	2,559	49,798
Morphic Holding, Inc.*	3,778	81,983
Ocugen, Inc. (x)*	37,107	84,233
Organogenesis Holdings, Inc.*	11,419	55,725
Outlook Therapeutics, Inc. (x)*	20,249	20,654
PepGen, Inc.*	519	5,154
Point Biopharma Global, Inc. (x)*	11,233	76,497
Praxis Precision Medicines, Inc. (x)*	470	1,151
Precigen, Inc.*	13,014	17,439
Prometheus Biosciences, Inc. (x)*	4,961	140,049
Prothena Corp. plc*	5,996	162,791
PTC Therapeutics, Inc.*	8,761	350,966
Radius Health, Inc.*	7,518	77,962
Rallybio Corp. (x)*	2,307	17,418
RAPT Therapeutics, Inc.*	2,903	52,980
Recursion Pharmaceuticals, Inc., Class A (x)*	1,952	15,889
Relay Therapeutics, Inc. (x)*	33,432	559,986
REVOLUTION Medicines, Inc.*	1,387	27,033
Rigel Pharmaceuticals, Inc. (x)*	27,647	31,241
Sangamo Therapeutics, Inc.*	1,208	5,001
Senti Biosciences, Inc. (x)*	85,783	168,564
Seres Therapeutics, Inc.*	12,075	41,417
Sierra Oncology, Inc. (x)*	2,425	133,351
Sorrento Therapeutics, Inc.*	9,310	18,713
SpringWorks Therapeutics, Inc. (x)*	1,091	26,860
Syndax Pharmaceuticals, Inc.*	1,917	36,883
TG Therapeutics, Inc.*	21,743	92,408
Travere Therapeutics, Inc.*	9,063	219,596
Turning Point Therapeutics, Inc.*	891	67,048
Twist Bioscience Corp.*	6,577	229,932
Vaxart, Inc. (x)*	4,104	14,364
Vaxcyte, Inc.*	8,930	194,317
Vera Therapeutics, Inc. (x)*	2,007	27,315
Vericel Corp. (x)*	8,014	201,792
Verve Therapeutics, Inc. (x)*	860	13,141
Viridian Therapeutics, Inc.*	3,059	35,393
VistaGen Therapeutics, Inc. (x)*	22,833	20,093
Y-mAbs Therapeutics, Inc.*	5,979	90,462
Zentalis Pharmaceuticals, Inc. (x)*	6,172	173,433

		21,294,942

Health Care Equipment & Supplies (4.4%)
Alphatec Holdings, Inc. (x)*	10,331	67,565
Angle plc (x)*	670,899	792,420
Artivion, Inc.*	5,502	103,878
AtriCure, Inc.*	4,875	199,192
Atrion Corp.	234	147,153
Axogen, Inc.*	6,525	53,440
Axonics, Inc.*	7,895	447,410
BioLife Solutions, Inc.*	336	4,640
Cardiovascular Systems, Inc.*	3,603	51,739
Cerus Corp.*	28,448	150,490
CONMED Corp.	4,692	449,306
CryoPort, Inc.*	5,949	184,300
Cutera, Inc.*	2,721	102,037
Embecta Corp.*	8,071	204,358
Figs, Inc., Class A (x)*	363,090	3,307,750
Glaukos Corp.*	7,629	346,509
Haemonetics Corp.*	8,440	550,119
Heska Corp.*	1,580	149,326
Inari Medical, Inc. (x)*	7,359	500,338
Inogen, Inc.*	194	4,691
iRadimed Corp.	1,209	41,033
iRhythm Technologies, Inc.*	4,974	537,341
Lantheus Holdings, Inc.*	11,363	750,299
LeMaitre Vascular, Inc.	3,240	147,582
LivaNova plc*	6,829	426,608
Meridian Bioscience, Inc.*	7,035	214,005
Merit Medical Systems, Inc.*	8,026	435,571
Mesa Laboratories, Inc.	878	179,059
Nano-X Imaging Ltd. (x)*	495	5,594
Natus Medical, Inc.*	3,155	103,389
Neogen Corp.*	16,889	406,856
Nevro Corp.*	5,850	256,405
NuVasive, Inc.*	8,617	423,612
Omnicell, Inc.*	7,308	831,285
OrthoPediatrics Corp.*	2,355	101,618
Outset Medical, Inc.*	44,288	658,120
Owlet, Inc. (x)*	2,811	4,779
Paragon 28, Inc. (x)*	7,510	119,184
PROCEPT BioRobotics Corp.*	4,361	142,561
Pulmonx Corp. (x)*	5,968	87,849
RxSight, Inc. (x)*	3,106	43,732
Senseonics Holdings, Inc. (x)*	74,937	77,185
Shockwave Medical, Inc.*	5,932	1,134,020
SI-BONE, Inc.*	5,473	72,244
Sight Sciences, Inc. (x)*	286	2,571
Silk Road Medical, Inc. (x)*	5,658	205,895
STAAR Surgical Co.*	8,007	567,937
Surmodics, Inc.*	2,359	87,826
Tactile Systems Technology, Inc.*	1,051	7,672
TransMedics Group, Inc.*	4,402	138,443
Treace Medical Concepts, Inc.*	5,487	78,684
UFP Technologies, Inc.*	1,112	88,482
Utah Medical Products, Inc.	511	43,895
Vicarious Surgical, Inc. (x)*	8,568	25,190
ViewRay, Inc.*	21,616	57,282
Zynex, Inc. (x)	4,003	31,944

		16,352,413

Health Care Providers & Services (7.6%)
23andMe Holding Co. (x)*	328,359	814,330
Addus HomeCare Corp.*	1,027	85,529
Agiliti, Inc.*	4,580	93,936
agilon health, Inc. (x)*	579,610	12,652,886
AirSculpt Technologies, Inc. (x)*	1,947	11,546
Alignment Healthcare, Inc. (x)*	101,796	1,161,492
AMN Healthcare Services, Inc.*	7,432	815,365
Apollo Medical Holdings, Inc. (x)*	6,530	251,993
Cano Health, Inc.*	26,433	115,776
Clover Health Investments Corp. (x)*	62,088	132,868
CorVel Corp.*	1,526	224,734
Cross Country Healthcare, Inc.*	610	12,706
DocGo, Inc. (x)*	13,062	93,263
Ensign Group, Inc. (The)	9,074	666,667
Guardant Health, Inc.*	33,152	1,337,352
Hanger, Inc.*	6,562	93,968
HealthEquity, Inc.*	13,797	846,998
Hims & Hers Health, Inc. (x)*	16,543	74,940
Innovage Holding Corp. (x)*	370	1,621

See Notes to Financial Statements.

1201

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Joint Corp. (The) (x)*	2,543	$38,933
LHC Group, Inc.*	4,983	776,052
LifeStance Health Group, Inc. (x)*	729	4,053
ModivCare, Inc.*	671	56,699
National Research Corp.	2,341	89,613
Oak Street Health, Inc.*	52,786	867,802
Oncology Institute, Inc. (The) (x)*	2,801	14,173
Option Care Health, Inc.*	23,888	663,847
Owens & Minor, Inc.	1,412	44,407
P3 Health Partners, Inc.*	2,487	9,252
Patterson Cos., Inc.	11,174	338,572
Pennant Group, Inc. (The)*	4,244	54,366
PetIQ, Inc.*	3,609	60,595
Privia Health Group, Inc. (x)*	111,432	3,244,900
Progyny, Inc.*	12,505	363,270
R1 RCM, Inc.*	22,481	471,202
RadNet, Inc.*	8,031	138,776
Select Medical Holdings Corp.	15,085	356,308
Signify Health, Inc., Class A (x)*	56,527	780,073
Surgery Partners, Inc. (x)*	5,747	166,203
US Physical Therapy, Inc.	2,129	232,487

		28,259,553

Health Care Technology (4.2%)
Babylon Holdings Ltd., Class A (x)*	16,784	16,411
Doximity, Inc., Class A (x)*	257,709	8,973,427
Evolent Health, Inc., Class A*	13,589	417,318
GoodRx Holdings, Inc., Class A (x)*	379,734	2,248,025
HealthStream, Inc.*	426	9,249
Inspire Medical Systems, Inc.*	9,434	1,723,309
NextGen Healthcare, Inc.*	4,424	77,155
Nutex Health, Inc. (x)*	5,988	19,311
OptimizeRx Corp.*	2,839	77,760
Phreesia, Inc.*	3,818	95,488
Schrodinger, Inc.*	50,034	1,321,398
Simulations Plus, Inc.	2,563	126,433
Teladoc Health, Inc.*	16,485	547,467

		15,652,751

Life Sciences Tools & Services (3.0%)
10X Genomics, Inc., Class A*	130,937	5,924,899
AbCellera Biologics, Inc. (x)*	14,862	158,280
Adaptive Biotechnologies Corp.*	688	5,566
Akoya Biosciences, Inc. (x)*	2,604	33,461
Codexis, Inc.*	10,527	110,113
Cytek Biosciences, Inc. (x)*	19,209	206,113
MaxCyte, Inc. (x)*	216,268	1,022,948
Medpace Holdings, Inc.*	4,617	691,026
NanoString Technologies, Inc.*	48,043	610,146
Quanterix Corp.*	659	10,669
Science 37 Holdings, Inc.(x)*	8,841	17,770
Seer, Inc. (x)*	99,920	894,284
SomaLogic, Inc. (x)*	163,851	740,607
Standard BioTools, Inc. (x)*	435,913	697,461

		11,123,343

Pharmaceuticals (1.6%)
Aclaris Therapeutics, Inc.*	9,927	138,581
Aerie Pharmaceuticals, Inc.*	6,657	49,927
Amneal Pharmaceuticals, Inc.*	17,714	56,330
Amphastar Pharmaceuticals, Inc.*	6,311	219,560
Amylyx Pharmaceuticals, Inc.*	344	6,625
Arvinas, Inc.*	8,235	346,611
ATAI Life Sciences NV (x)*	231,959	844,331
Axsome Therapeutics, Inc. (x)*	4,702	180,087
Cassava Sciences, Inc. (x)*	6,427	180,727
Collegium Pharmaceutical, Inc.*	5,644	100,012
Corcept Therapeutics, Inc.*	14,061	334,370
Esperion Therapeutics, Inc. (x)*	10,453	66,481
Evolus, Inc.*	5,911	68,568
EyePoint Pharmaceuticals, Inc. (x)*	1,864	14,670
GH Research plc(x)*	66,261	661,285
Harmony Biosciences Holdings, Inc.*	4,358	212,540
Innoviva, Inc.*	10,429	153,932
Intra-Cellular Therapies, Inc.*	15,280	872,182
Liquidia Corp.*	4,693	20,461
NGM Biopharmaceuticals, Inc.*	3,824	49,024
Ocular Therapeutix, Inc.*	12,683	50,986
Pacira BioSciences, Inc.*	7,420	432,586
Phathom Pharmaceuticals, Inc. (x)*	3,602	30,401
Phibro Animal Health Corp., Class A	3,382	64,698
Provention Bio, Inc. (x)*	7,539	30,156
Reata Pharmaceuticals, Inc., Class A*	3,781	114,905
Relmada Therapeutics, Inc.*	3,283	62,344
Revance Therapeutics, Inc.*	11,544	159,538
SIGA Technologies, Inc.(x)	7,766	89,930
Theravance Biopharma, Inc.*	9,369	84,883
Tricida, Inc. (x)*	1,065	10,309
Ventyx Biosciences, Inc. (x)*	3,601	44,040
Xeris Biopharma Holdings, Inc. (x)*	21,018	32,368

		5,783,448

Total Health Care		98,466,450

Industrials (9.9%)
Aerospace & Defense (0.3%)
Aerojet Rocketdyne Holdings, Inc.*	10,002	406,081
AeroVironment, Inc.*	3,823	314,251
Cadre Holdings, Inc. (x)	2,672	52,558
Momentus, Inc. (x)*	2,647	5,718
Moog, Inc., Class A	785	62,321
Rocket Lab USA, Inc. (x)*	34,889	132,229
Virgin Galactic Holdings, Inc. (x)*	17,708	106,602

		1,079,760

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	3,657	105,065
Forward Air Corp.	4,506	414,372
Radiant Logistics, Inc.*	1,471	10,915

		530,352

Airlines (0.4%)
Allegiant Travel Co.*	1,209	136,726
Frontier Group Holdings, Inc. (x)*	7,141	66,911
Joby Aviation, Inc. (x)*	211,749	1,039,688
Sun Country Airlines Holdings, Inc.*	6,059	111,122

		1,354,447

Building Products (1.0%)
AAON, Inc.	7,434	407,086
American Woodmark Corp.*	149	6,706
Apogee Enterprises, Inc.	3,610	141,584
Cornerstone Building Brands, Inc.*	8,950	219,186
CSW Industrials, Inc.	2,513	258,914

See Notes to Financial Statements.

1202

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Griffon Corp.	3,837	$107,551
Insteel Industries, Inc.	3,070	103,367
Janus International Group, Inc.*	13,432	121,291
JELD-WEN Holding, Inc.*	5,267	76,846
Masonite International Corp.*	3,727	286,345
PGT Innovations, Inc.*	9,687	161,192
Simpson Manufacturing Co., Inc.	7,249	729,322
UFP Industries, Inc.	8,766	597,315
Zurn Water Solutions Corp.	20,408	555,914

		3,772,619

Commercial Services & Supplies (0.8%)
ACV Auctions, Inc., Class A*	8,854	57,905
Aris Water Solution, Inc., Class A	4,159	69,372
Aurora Innovation, Inc. (x)*	183,252	350,011
Brady Corp., Class A	5,996	283,251
Brink’s Co. (The)	7,700	467,467
Casella Waste Systems, Inc., Class A*	8,335	605,788
Cimpress plc*	2,942	114,444
Healthcare Services Group, Inc.	5,886	102,475
HNI Corp.	6,944	240,887
Interface, Inc.	7,762	97,336
Li-Cycle Holdings Corp. (x)*	8,209	56,478
Montrose Environmental Group, Inc.*	4,493	151,684
Pitney Bowes, Inc.	13,693	49,569
SP Plus Corp.*	3,950	121,344

		2,768,011

Construction & Engineering (0.9%)
Ameresco, Inc., Class A*	5,429	247,345
Comfort Systems USA, Inc.	5,821	484,016
Construction Partners, Inc., Class A*	6,562	137,408
Dycom Industries, Inc.*	4,733	440,358
EMCOR Group, Inc.	8,374	862,187
Fluor Corp.*	21,310	518,685
Great Lakes Dredge & Dock Corp.*	2,968	38,911
IES Holdings, Inc.*	1,013	30,562
Infrastructure and Energy Alternatives, Inc.*	4,954	39,781
MYR Group, Inc.*	2,742	241,653
Northwest Pipe Co.*	343	10,270
NV5 Global, Inc.*	2,265	264,416
Primoris Services Corp.	503	10,945
Sterling Infrastructure, Inc.*	3,923	85,992

		3,412,529

Electrical Equipment (0.8%)
Allied Motion Technologies, Inc.	1,965	44,881
Array Technologies, Inc.*	25,158	276,990
Atkore, Inc.*	7,052	585,387
Babcock & Wilcox Enterprises, Inc.*	9,467	57,086
Blink Charging Co. (x)*	5,991	99,031
Bloom Energy Corp., Class A*	26,799	442,183
Energy Vault Holdings, Inc. (x)*	4,115	41,232
EnerSys	831	48,996
Enovix Corp. (x)*	17,746	158,117
ESS Tech, Inc. (x)*	11,765	33,060
Fluence Energy, Inc. (x)*	5,881	55,752
FTC Solar, Inc. (x)*	6,182	22,379
FuelCell Energy, Inc. (x)*	43,886	164,572
GrafTech International Ltd.	32,818	232,023
Heliogen, Inc. (x)*	2,942	6,208
Shoals Technologies Group, Inc., Class A*	18,659	307,500
Stem, Inc. (x)*	22,271	159,460
TPI Composites, Inc.*	6,021	75,262
Vicor Corp.*	3,608	197,466

		3,007,585

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A (x)	3,748	86,241

Machinery (2.3%)
Alamo Group, Inc.	1,433	166,844
Albany International Corp., Class A	1,007	79,342
Berkshire Grey, Inc.*	7,200	10,440
Blue Bird Corp.*	2,825	26,018
Chart Industries, Inc.*	6,113	1,023,194
CIRCOR International, Inc.*	1,002	16,423
Douglas Dynamics, Inc.	3,798	109,155
Energy Recovery, Inc.*	9,605	186,529
Enerpac Tool Group Corp.	10,209	194,175
ESCO Technologies, Inc.	496	33,911
Evoqua Water Technologies Corp.*	19,547	635,473
Federal Signal Corp.	9,964	354,718
Franklin Electric Co., Inc.	7,716	565,274
Gorman-Rupp Co. (The)	807	22,838
Helios Technologies, Inc.	5,349	354,371
Hillenbrand, Inc.	5,978	244,859
Hyzon Motors, Inc. (x)*	15,583	45,814
John Bean Technologies Corp.	5,266	581,472
Kadant, Inc.	1,920	350,112
Lightning eMotors, Inc. (x)*	6,056	16,775
Lindsay Corp.	1,813	240,803
Luxfer Holdings plc	1,935	29,257
Markforged Holding Corp. (x)*	2,477	4,582
Meritor, Inc.*	11,546	419,466
Microvast Holdings, Inc. (x)*	16,456	36,532
Miller Industries, Inc.	106	2,403
Mueller Industries, Inc.	3,248	173,086
Mueller Water Products, Inc., Class A	25,634	300,687
Nikola Corp. (x)*	49,107	233,749
Omega Flex, Inc.	537	57,792
Proterra, Inc. (x)*	17,379	80,639
Proto Labs, Inc.*	784	37,507
RBC Bearings, Inc.*	698	129,095
Sarcos Technology and Robotics Corp.*	11,997	31,912
Shyft Group, Inc. (The)	5,632	104,699
Tennant Co.	1,463	86,683
Terex Corp.	5,531	151,383
Titan International, Inc.*	8,329	125,768
Trinity Industries, Inc.	2,085	50,499
Velo3D, Inc. (x)*	8,968	12,376
Wabash National Corp.	6,989	94,911
Watts Water Technologies, Inc., Class A	4,589	563,713
Welbilt, Inc.*	21,668	515,915
Xos, Inc. (x)*	10,794	19,861

		8,521,055

Professional Services (2.1%)
ASGN, Inc.*	8,274	746,729
Atlas Technical Consultants, Inc. (x)*	1,972	10,373

See Notes to Financial Statements.

1203

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Barrett Business Services, Inc.	1,052	$76,659
CBIZ, Inc.*	8,099	323,636
CRA International, Inc.	1,166	104,147
Exponent, Inc.	8,654	791,581
First Advantage Corp.*	849	10,757
Forrester Research, Inc.*	1,898	90,800
Franklin Covey Co.*	2,115	97,671
HireRight Holdings Corp. (x)*	3,507	49,834
Huron Consulting Group, Inc.*	2,085	135,504
ICF International, Inc.	2,175	206,625
Insperity, Inc.	5,965	595,486
Kforce, Inc.	3,417	209,599
Korn Ferry	8,830	512,317
Legalzoom.com, Inc. (x)*	16,425	180,511
ManTech International Corp., Class A	1,906	181,928
Planet Labs PBC (x)*	22,155	95,931
Red Violet, Inc. (x)*	1,473	28,046
Sterling Check Corp. (x)*	3,629	59,189
TriNet Group, Inc.*	6,241	484,426
Upwork, Inc.*	124,577	2,576,252
Willdan Group, Inc.*	263	7,254

		7,575,255

Road & Rail (0.3%)
ArcBest Corp.	1,283	90,285
Daseke, Inc.*	6,992	44,679
Marten Transport Ltd.	7,350	123,627
PAM Transportation Services, Inc. (x)*	986	27,006
Saia, Inc.*	4,435	833,780
Universal Logistics Holdings, Inc.	954	26,054
Werner Enterprises, Inc.	1,434	55,266

		1,200,697

Trading Companies & Distributors (0.9%)
Alta Equipment Group, Inc.*	809	7,257
Applied Industrial Technologies, Inc.	6,356	611,257
Beacon Roofing Supply, Inc.*	6,329	325,057
Boise Cascade Co.	1,324	78,765
Custom Truck One Source, Inc. (x)*	3,130	17,528
Distribution Solutions Group, Inc.*	736	37,823
EVI Industries, Inc. (x)*	55,284	552,287
GATX Corp.	367	34,557
Global Industrial Co.	1,623	54,809
GMS, Inc.*	7,022	312,479
H&E Equipment Services, Inc.	5,318	154,062
Herc Holdings, Inc.	4,207	379,261
Hudson Technologies, Inc.*	6,961	52,277
Karat Packaging, Inc.*	976	16,651
McGrath RentCorp	4,042	307,192
MRC Global, Inc.*	13,677	136,223
Textainer Group Holdings Ltd.	1,210	33,166
Transcat, Inc.*	1,188	67,490
Veritiv Corp.*	2,437	264,536

		3,442,677

Total Industrials		36,751,228

Information Technology (27.1%)
Communications Equipment (1.3%)
ADTRAN, Inc.	7,268	127,408
Calix, Inc.*	87,077	2,972,809
Cambium Networks Corp.*	1,716	25,139
Casa Systems, Inc. (x)*	5,301	20,833
Clearfield, Inc.*	1,980	122,661
CommScope Holding Co., Inc.*	33,763	206,630
Digi International, Inc.*	1,924	46,599
DZS, Inc.*	2,833	46,093
Extreme Networks, Inc.*	21,144	188,604
Harmonic, Inc.*	15,243	132,157
Infinera Corp.*	31,825	170,582
Inseego Corp.*	4,076	7,704
Ondas Holdings, Inc. (x)*	5,367	28,928
Plantronics, Inc.*	6,964	276,332
Viavi Solutions, Inc.*	38,293	506,616

		4,879,095

Electronic Equipment, Instruments & Components (1.3%)
908 Devices, Inc. (x)*	782	16,101
Advanced Energy Industries, Inc.	6,217	453,717
Aeva Technologies, Inc.*	1,721	5,387
AEye, Inc. (x)*	6,303	12,039
Akoustis Technologies, Inc.*	7,863	29,093
Arlo Technologies, Inc.*	13,976	87,629
Badger Meter, Inc.	4,962	401,376
Belden, Inc.	3,863	205,782
CTS Corp.	5,251	178,797
ePlus, Inc.*	3,354	178,164
Fabrinet*	6,176	500,874
FARO Technologies, Inc.*	276	8,509
Focus Universal, Inc. (x)*	2,828	32,296
Identiv, Inc.*	3,692	42,753
Insight Enterprises, Inc.*	4,449	383,860
Itron, Inc.*	639	31,586
Lightwave Logic, Inc. (x)*	19,084	124,809
MicroVision, Inc. (x)*	26,947	103,476
Napco Security Technologies, Inc.*	4,902	100,932
Novanta, Inc.*	5,987	726,043
OSI Systems, Inc.*	361	30,844
PAR Technology Corp. (x)*	1,630	61,109
Plexus Corp.*	3,936	308,976
Rogers Corp.*	3,121	817,983
SmartRent, Inc. (x)*	19,542	88,330

		4,930,465

IT Services (5.6%)
Affirm Holdings, Inc. (x)*	317,022	5,725,417
AvidXchange Holdings, Inc. (x)*	21,419	131,513
BigCommerce Holdings, Inc.*	10,797	174,911
Brightcove, Inc.*	4,702	29,717
Cantaloupe, Inc.*	5,923	33,169
Cass Information Systems, Inc.	523	17,677
Cerberus Cyber Sentinel Corp. (x)*	7,140	25,704
Core Scientific, Inc. (x)*	2,749	4,096
CSG Systems International, Inc.	5,259	313,857
Cyxtera Technologies, Inc. (x)*	7,031	79,732
DigitalOcean Holdings, Inc. (x)*	12,682	524,527
Dlocal Ltd. (x)*	151,496	3,976,770
Edgio, Inc.*	20,770	47,979
Evertec, Inc.	9,961	367,362
Evo Payments, Inc., Class A*	8,001	188,183
ExlService Holdings, Inc.*	5,431	800,149
Fastly, Inc., Class A*	157,166	1,824,697
Flywire Corp.*	9,285	163,695
Grid Dynamics Holdings, Inc.*	7,969	134,039

See Notes to Financial Statements.

1204

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Hackett Group, Inc. (The)	4,131	$78,365
I3 Verticals, Inc., Class A*	3,674	91,923
IBEX Holdings Ltd. (x)*	1,190	20,075
Information Services Group, Inc.	2,681	18,124
International Money Express, Inc.*	5,448	111,521
Marqeta, Inc., Class A*	407,207	3,302,449
Maximus, Inc.	9,673	604,659
Paya Holdings, Inc.*	14,462	95,015
Payoneer Global, Inc. (x)*	35,178	137,898
Perficient, Inc.*	5,608	514,197
Priority Technology Holdings, Inc. (x)*	3,004	9,913
Remitly Global, Inc. (x)*	13,736	105,218
Sabre Corp.*	11,089	64,649
Squarespace, Inc., Class A*	1,226	25,648
StoneCo Ltd., Class A (x)*	23,517	181,081
TTEC Holdings, Inc.	3,121	211,885
Tucows, Inc., Class A (x)*	1,641	73,041
Unisys Corp.*	8,189	98,514
Verra Mobility Corp.*	24,209	380,323

		20,687,692

Semiconductors & Semiconductor Equipment (2.6%)
ACM Research, Inc., Class A*	953	16,039
Alpha & Omega Semiconductor Ltd.*	2,780	92,685
Ambarella, Inc.*	6,076	397,735
Amkor Technology, Inc.	3,376	57,223
Atomera, Inc.*	3,656	34,293
Axcelis Technologies, Inc.*	5,453	299,042
CEVA, Inc.*	3,855	129,374
CMC Materials, Inc.	4,740	827,083
Credo Technology Group Holding Ltd. (x)*	3,759	43,905
CyberOptics Corp.*	1,287	44,968
Diodes, Inc.*	5,351	345,514
FormFactor, Inc.*	12,998	503,413
Impinj, Inc.*	3,128	183,520
indie Semiconductor, Inc., Class A (x)*	16,177	92,209
Kulicke & Soffa Industries, Inc.	9,677	414,272
MACOM Technology Solutions Holdings, Inc.*	8,371	385,903
MaxLinear, Inc.*	11,957	406,299
NeoPhotonics Corp.*	8,678	136,505
Onto Innovation, Inc.*	8,274	577,029
PDF Solutions, Inc.*	4,939	106,238
Photronics, Inc.*	7,159	139,457
Power Integrations, Inc.	9,674	725,647
Rambus, Inc.*	15,625	335,781
Rockley Photonics Holdings Ltd. (x)*	16,419	35,793
Semtech Corp.*	10,594	582,352
Silicon Laboratories, Inc.*	6,080	852,538
SiTime Corp.*	2,669	435,127
SkyWater Technology, Inc.*	1,583	9,530
SMART Global Holdings, Inc.*	8,200	134,234
SunPower Corp. (x)*	13,420	212,170
Synaptics, Inc.*	6,598	778,894
Transphorm, Inc. (x)*	3,381	12,882
Ultra Clean Holdings, Inc.*	2,560	76,211
Veeco Instruments, Inc.*	6,560	127,264

		9,551,129

Software (16.2%)
8x8, Inc.*	18,318	94,338
A10 Networks, Inc.	8,650	124,387
ACI Worldwide, Inc.*	18,934	490,201
Agilysys, Inc.*	3,250	153,627
Alarm.com Holdings, Inc.*	8,041	497,416
Alkami Technology, Inc. (x)*	6,183	85,882
Altair Engineering, Inc., Class A*	8,638	453,495
American Software, Inc., Class A	3,810	61,570
Amplitude, Inc., Class A (x)*	9,489	135,598
Appfolio, Inc., Class A*	3,223	292,133
Appian Corp. (x)*	26,363	1,248,552
Arteris, Inc. (x)*	2,596	18,094
Asana, Inc., Class A*	12,339	216,920
Avalara, Inc.*	21,874	1,544,304
AvePoint, Inc. (x)*	22,191	96,309
Benefitfocus, Inc.*	3,243	25,231
Blackbaud, Inc.*	7,252	421,124
Blackline, Inc.*	9,170	610,722
Box, Inc., Class A*	21,515	540,887
BTRS Holdings, Inc., Class 1*	16,012	79,740
C3.ai, Inc., Class A (x)*	2,312	42,217
Cipher Mining, Inc. (x)*	267,672	366,711
Clear Secure, Inc., Class A (x)*	139,599	2,791,980
Clearwater Analytics Holdings, Inc., Class A*	73,469	884,567
CommVault Systems, Inc.*	7,460	469,234
Confluent, Inc., Class A (x)*	94,097	2,186,814
Consensus Cloud Solutions, Inc.*	1,282	55,998
Couchbase, Inc. (x)*	4,310	70,770
CS Disco, Inc. (x)*	3,875	69,905
Digimarc Corp. (x)*	1,955	27,644
Digital Turbine, Inc.*	15,420	269,387
Domo, Inc., Class B*	4,966	138,055
Duck Creek Technologies, Inc.*	12,941	192,174
Ebix, Inc. (x)	889	15,024
eGain Corp.*	1,373	13,387
Enfusion, Inc., Class A (x)*	4,106	41,922
EngageSmart, Inc.*	5,967	95,949
Envestnet, Inc.*	9,008	475,352
Everbridge, Inc.*	6,657	185,664
EverCommerce, Inc. (x)*	614	5,551
ForgeRock, Inc., Class A (x)*	3,260	69,829
Gitlab, Inc., Class A (x)*	194,863	10,355,020
HashiCorp, Inc., Class A (x)*	50,859	1,497,289
Instructure Holdings, Inc. (x)*	201	4,563
Intapp, Inc. (x)*	2,304	33,731
InterDigital, Inc.	1,937	117,770
IronNet, Inc.*	10,263	22,681
ironSource Ltd., Class A (x)*	340,990	811,556
KnowBe4, Inc., Class A (x)*	12,216	190,814
Latch, Inc. (x)*	301,651	343,882
LivePerson, Inc.*	11,559	163,444
Matterport, Inc. (x)*	25,703	94,073
MeridianLink, Inc. (x)*	3,724	62,191
MicroStrategy, Inc., Class A (x)*	4,246	697,618
Mitek Systems, Inc. (x)*	6,521	60,254
Model N, Inc.*	6,041	154,529
Momentive Global, Inc.*	21,868	192,438
N-able, Inc.*	9,606	86,454
NextNav, Inc. (x)*	10,409	23,628

See Notes to Financial Statements.

1205

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Olo, Inc., Class A (x)*	627,994	$6,198,301
OneSpan, Inc.*	2,596	30,892
PagerDuty, Inc.*	14,209	352,099
Procore Technologies, Inc.*	134,949	6,125,335
Progress Software Corp.	7,311	331,188
PROS Holdings, Inc.*	4,425	116,068
Q2 Holdings, Inc.*	9,340	360,244
Qualtrics International, Inc., Class A*	62,509	781,988
Qualys, Inc.*	6,508	820,919
Rapid7, Inc.*	9,647	644,420
Rimini Street, Inc.*	8,076	48,537
Sailpoint Technologies Holdings, Inc. (x)*	15,503	971,728
Samsara, Inc., Class A (x)*	592,407	6,617,186
Sapiens International Corp. NV	3,778	91,390
ShotSpotter, Inc.*	1,518	40,849
Sprout Social, Inc., Class A*	7,669	445,339
SPS Commerce, Inc.*	6,045	683,387
Sumo Logic, Inc.*	9,045	67,747
Telos Corp.*	8,706	70,344
Tenable Holdings, Inc.*	18,327	832,229
UiPath, Inc., Class A*	50,266	914,339
UserTesting, Inc. (x)*	7,620	38,252
Varonis Systems, Inc.*	18,210	533,917
Verint Systems, Inc.*	9,552	404,527
Veritone, Inc. (x)*	5,351	34,942
Viant Technology, Inc., Class A*	2,607	13,244
Vonage Holdings Corp.*	42,816	806,653
Weave Communications, Inc. (x)*	786	2,389
WM Technology, Inc. (x)*	10,550	34,709
Workiva, Inc.*	7,972	526,072
Yext, Inc.*	19,841	94,840
Zeta Global Holdings Corp., Class A (x)*	5,034	22,754
Zuora, Inc., Class A*	18,652	166,935

		59,794,362

Technology Hardware, Storage & Peripherals (0.1%)
Avid Technology, Inc.*	3,721	96,560
CompoSecure, Inc. (x)*	1,203	6,256
Corsair Gaming, Inc.*	3,662	48,082
Diebold Nixdorf, Inc.*	9,652	21,910
IonQ, Inc. (x)*	2,266	9,925
Super Micro Computer, Inc.*	7,610	307,063
Turtle Beach Corp.*	2,322	28,398

		518,194

Total Information Technology		100,360,937

Materials (3.1%)
Chemicals (1.7%)
AdvanSix, Inc.	1,470	49,157
American Vanguard Corp.	4,201	93,892
Amyris, Inc. (x)*	3,895	7,206
Aspen Aerogels, Inc.*	4,497	44,430
Avient Corp.	11,023	441,802
Balchem Corp.	5,292	686,584
Cabot Corp.	9,150	583,678
Chase Corp.	396	30,813
Diversey Holdings Ltd.*	12,808	84,533
GCP Applied Technologies, Inc.*	7,784	243,484
Ginkgo Bioworks Holdings, Inc. (x)*	290,636	691,714
Hawkins, Inc.	1,989	71,664
HB Fuller Co.	7,568	455,669
Ingevity Corp.*	6,475	408,831
Innospec, Inc.	3,464	331,817
Kronos Worldwide, Inc.	3,567	65,633
Livent Corp.*	26,846	609,136
LSB Industries, Inc.*	5,149	71,365
Origin Materials, Inc. (x)*	10,531	53,919
Orion Engineered Carbons SA	10,094	156,760
PureCycle Technologies, Inc. (x)*	13,717	101,780
Quaker Chemical Corp.	1,476	220,691
Sensient Technologies Corp.	6,571	529,360
Stepan Co.	444	44,999
Zymergen, Inc. (x)*	318,932	392,286

		6,471,203

Construction Materials (0.0%)†
United States Lime & Minerals, Inc.	350	36,960

Containers & Packaging (0.1%)
Cryptyde, Inc.*	2,000	4,061
Greif, Inc., Class A	518	32,313
Greif, Inc., Class B	131	8,160
Myers Industries, Inc.	6,336	144,017
O-I Glass, Inc.*	20,799	291,186

		479,737

Metals & Mining (1.2%)
5E Advanced Materials, Inc.*	5,370	65,407
Allegheny Technologies, Inc.*	20,449	464,397
Alpha Metallurgical Resources, Inc.	2,955	381,579
Century Aluminum Co.*	8,722	64,281
Commercial Metals Co.	3,342	110,620
Compass Minerals International, Inc.	5,760	203,846
Constellium SE*	11,405	150,660
Dakota Gold Corp. (x)*	8,501	28,478
Hycroft Mining Holding Corp. (x)*	20,755	23,038
Kaiser Aluminum Corp.	2,656	210,063
Materion Corp.	3,217	237,189
MP Materials Corp. (x)*	65,283	2,094,279
Novagold Resources, Inc.*	38,913	187,172
Piedmont Lithium, Inc. (x)*	780	28,400
Ramaco Resources, Inc. (x)	3,841	50,509
Ryerson Holding Corp.	105	2,235
Schnitzer Steel Industries, Inc., Class A	445	14,614
Warrior Met Coal, Inc.	1,059	32,416

		4,349,183

Paper & Forest Products (0.1%)
Neenah, Inc.	533	18,197
Sylvamo Corp.	5,534	180,851

		199,048

Total Materials		11,536,131

Real Estate (2.4%)
Equity Real Estate Investment Trusts (REITs) (1.0%)
Alexander’s, Inc. (REIT)	380	84,421
Bluerock Residential Growth REIT, Inc. (REIT)	1,684	44,272
CareTrust REIT, Inc. (REIT)	1,166	21,501
CatchMark Timber Trust, Inc. (REIT), Class A	5,353	53,851

See Notes to Financial Statements.

1206

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
CBL & Associates Properties, Inc. (REIT)*	860	$20,201
Clipper Realty, Inc. (REIT)	2,247	17,347
Community Healthcare Trust, Inc. (REIT)	2,428	87,918
Corporate Office Properties Trust (REIT)	2,307	60,420
Essential Properties Realty Trust, Inc. (REIT)	1,827	39,262
Four Corners Property Trust, Inc. (REIT)	1,211	32,201
Gladstone Commercial Corp. (REIT)	5,966	112,399
Gladstone Land Corp. (REIT) (x)	2,919	64,685
Hersha Hospitality Trust (REIT)*	623	6,112
Industrial Logistics Properties Trust (REIT)	534	7,519
Innovative Industrial Properties, Inc. (REIT)	4,660	511,994
NexPoint Residential Trust, Inc. (REIT)	3,567	222,973
Outfront Media, Inc. (REIT)	24,081	408,173
Phillips Edison & Co., Inc. (REIT) (x)	19,153	639,902
Postal Realty Trust, Inc. (REIT), Class A	1,661	24,749
PS Business Parks, Inc. (REIT)	3,394	635,187
Safehold, Inc. (REIT) (x)	2,229	78,840
Saul Centers, Inc. (REIT)	1,884	88,755
Tanger Factory Outlet Centers, Inc. (REIT)	16,703	237,517
UMH Properties, Inc. (REIT)	7,108	125,527
Universal Health Realty Income Trust (REIT)	2,145	114,136

		3,739,862

Real Estate Management & Development (1.4%)
Compass, Inc., Class A (x)*	42,544	153,584
Cushman & Wakefield plc*	26,238	399,867
DigitalBridge Group, Inc.*	87,569	427,337
Douglas Elliman, Inc.	968	4,637
eXp World Holdings, Inc. (x)	11,510	135,473
Forestar Group, Inc.*	955	13,074
Marcus & Millichap, Inc.	4,117	152,288
Newmark Group, Inc., Class A	1,715	16,584
Offerpad Solutions, Inc. (x)*	10,926	23,818
Opendoor Technologies, Inc. (x)*	160,578	756,322
Redfin Corp. (x)*	103,566	853,384
RMR Group, Inc. (The), Class A	1,596	45,246
St Joe Co. (The)	5,700	225,492
WeWork, Inc. (x)*	415,185	2,084,229

		5,291,335

Total Real Estate		9,031,197

Utilities (0.9%)
Electric Utilities (0.1%)
MGE Energy, Inc.	2,679	208,506
Otter Tail Corp.	3,286	220,589
Via Renewables, Inc. (x)	2,357	18,055

		447,150

Gas Utilities (0.3%)
Brookfield Infrastructure Corp., Class A (x)	16,530	702,525
New Jersey Resources Corp.	1,485	66,127
Southwest Gas Holdings, Inc.	1,096	95,440

		864,092

Independent Power and Renewable Electricity Producers (0.3%)
Altus Power, Inc. (x)*	3,553	22,419
Clearway Energy, Inc., Class A	6,030	192,779
Clearway Energy, Inc., Class C	13,758	479,329
Montauk Renewables, Inc.*	11,375	114,319
Ormat Technologies, Inc. (x)	4,300	336,905

		1,145,751

Water Utilities (0.2%)
American States Water Co.	3,048	248,442
Artesian Resources Corp., Class A	893	43,909
California Water Service Group	2,473	137,375
Global Water Resources, Inc.	2,614	34,531
Middlesex Water Co.	1,157	101,446
Pure Cycle Corp.*	4,114	43,362
York Water Co. (The)	2,568	103,824

		712,889

Total Utilities		3,169,882

Total Common Stocks (96.6%) (Cost $461,885,183)		357,351,707

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Aduro Biotech, Inc., CVR (r)(x)*	2,595	—
Oncternal Therapeutics, Inc., CVR (r)(x)*	90	—

Total Rights (0.0%) (Cost $6,589)		—

	Number of Warrants	Value (Note 1)
WARRANTS:
Consumer Discretionary (0.0%)†
Internet & Direct Marketing Retail (0.0%)†
BARK, Inc., expiring 8/29/25*	41,156	7,820

Total Consumer Discretionary		7,820

Health Care (0.0%)†
Life Sciences Tools & Services (0.0%)†
SomaLogic, Inc., expiring 8/31/26*	10,119	7,690

Total Health Care		7,690

Total Warrants (0.0%)† (Cost $—)		15,510

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (9.1%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	20,000,000	20,000,000

See Notes to Financial Statements.

1207

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
JPMorgan Prime Money Market Fund, IM Shares	13,808,562	$13,811,324

Total Investment Companies		33,811,324

	Principal Amount	Value (Note 1)
Repurchase Agreements (16.3%)
CF Secured LLC, 1.48%, dated 6/30/22, due 7/1/22, repurchase price $10,000,411, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.250%, maturing 9/30/23-11/15/40; total market value $10,200,420. (xx)	$10,000,000	10,000,000
Deutsche Bank Securities, Inc., 1.45%, dated 6/30/22, due 7/1/22, repurchase price $13,160,548, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $13,423,218. (xx)	13,160,018	13,160,018
MetLife, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $4,933,352, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-11/15/47; total market value $5,034,033. (xx)	4,933,147	4,933,147
National Bank of Canada, 1.70%, dated 6/30/22, due 7/7/22, repurchase price $12,003,967, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 11/3/22-2/15/51; total market value $13,233,683. (xx)	12,000,000	12,000,000
Societe Generale SA, 1.51%, dated 6/30/22, due 7/7/22, repurchase price $5,001,468, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.807%, maturing 10/11/22-4/30/24; total market value $5,100,002. (xx)	5,000,000	5,000,000
TD Prime Services LLC, 1.65%, dated 6/30/22, due 7/1/22, repurchase price $15,000,688, collateralized by various Common Stocks; total market value $16,616,580. (xx)	15,000,000	15,000,000

Total Repurchase Agreements		60,093,165

Total Short-Term Investments (25.4%) (Cost $93,904,648)		93,904,489

Total Investments in Securities (122.0%) (Cost $555,796,420)		451,271,706
Other Assets Less Liabilities (-22.0%)		(81,506,731)

Net Assets (100%)		$369,764,975

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2022, the market value of these securities amounted to $167,231 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $81,233,269. This was collateralized by $5,827,488 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 7/14/22 – 5/15/52 and by cash of $80,093,165 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	12	9/2022	USD	1,024,800	(33,893)

					(33,893)

See Notes to Financial Statements.

1208

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$13,199,410	$—	$—		$13,199,410
Consumer Discretionary	40,852,315	2,253,689	—		43,106,004
Consumer Staples	8,935,971	—	—		8,935,971
Energy	11,850,414	—	—		11,850,414
Financials	18,466,279	2,425,159	52,645		20,944,083
Health Care	97,674,030	792,420	—		98,466,450
Industrials	36,751,228	—	—		36,751,228
Information Technology	100,360,937	—	—		100,360,937
Materials	11,536,131	—	—		11,536,131
Real Estate	9,031,197	—	—		9,031,197
Utilities	3,169,882	—	—		3,169,882
Rights
Health Care	—	—	—	(a)	— (a)
Short-Term Investments
Investment Companies	33,811,324	—	—		33,811,324
Repurchase Agreements	—	60,093,165	—		60,093,165
Warrants
Consumer Discretionary	7,820	—	—		7,820
Health Care	—	7,690	—		7,690

Total Assets	$385,646,938	$65,572,123	$52,645		$451,271,706

Liabilities:
Futures	$(33,893)	$—	$—		$(33,893)

Total Liabilities	$(33,893)	$—	$—		$(33,893)

Total	$385,613,045	$65,572,123	$52,645		$451,237,813

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(33,893	)*

Total		$(33,893)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

1209

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(67,007)	$(67,007)

Total	$(67,007)	$(67,007)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(94,787)	$(94,787)

Total	$(94,787)	$(94,787)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $1,288,000 during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities (affiliated 14%)*	$250,950,681
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities (affiliated 16%)*	$214,996,603

*	During the six months ended June 30, 2022, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act (amount is percentage of total purchases and/or Sales).

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$44,830,853
Aggregate gross unrealized depreciation	(153,417,604)

Net unrealized depreciation	$(108,586,751)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$559,824,564

For the six months ended June 30, 2022, the Portfolio incurred approximately $992 as brokerage commissions with Morgan Stanley & Co., LLC, an affiliated broker/dealers.

See Notes to Financial Statements.

1210

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $495,703,255)	$391,178,541
Repurchase Agreements (Cost $60,093,165)	60,093,165
Cash	4,687,838
Foreign cash (Cost $930)	871
Cash held as collateral at broker for futures	67,600
Receivable for securities sold	2,553,911
Securities lending income receivable	158,945
Dividends, interest and other receivables	56,761
Receivable for Portfolio shares sold	36,277
Other assets	3,876

Total assets	458,837,785

LIABILITIES
Payable for return of collateral on securities loaned	80,093,165
Payable for securities purchased	8,399,009
Payable for Portfolio shares redeemed	252,414
Investment management fees payable	214,723
Administrative fees payable	37,501
Distribution fees payable – Class IB	26,431
Due to broker for futures variation margin	8,186
Accrued expenses	41,381

Total liabilities	89,072,810

NET ASSETS	$369,764,975

Net assets were comprised of:
Paid in capital	$557,726,723
Total distributable earnings (loss)	(187,961,748)

Net assets	$369,764,975

Class IB
Net asset value, offering and redemption price per share, $124,192,928 / 21,843,333 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.69

Class K
Net asset value, offering and redemption price per share, $245,572,047 / 41,625,475 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.90

(x)	Includes value of securities on loan of $81,233,269.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (net of $774 foreign withholding tax)	$778,188
Interest	4,861
Securities lending (net)	801,478

Total income	1,584,527

EXPENSES
Investment management fees	1,768,966
Administrative fees	264,677
Distribution fees – Class IB	197,457
Custodian fees	58,870
Professional fees	30,186
Printing and mailing expenses	14,876
Trustees’ fees	7,114
Miscellaneous	6,601

Gross expenses	2,348,747
Less: Waiver from investment manager	(167,660)

Net expenses	2,181,087

NET INVESTMENT INCOME (LOSS)	(596,560)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(81,816,953)
Futures contracts	(67,007)
Foreign currency transactions	(5,801)

Net realized gain (loss)	(81,889,761)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(160,347,474)
Futures contracts	(94,787)
Foreign currency translations	(98)

Net change in unrealized appreciation (depreciation)	(160,442,359)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(242,332,120)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(242,928,680)

See Notes to Financial Statements.

1211

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(596,560)	$(2,371,983)
Net realized gain (loss)	(81,889,761)	224,098,836
Net change in unrealized appreciation (depreciation)	(160,442,359)	(188,570,546)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(242,928,680)	33,156,307

Distributions to shareholders:
Class IB	—	(106,666,714)
Class K	—	(177,605,452)

Total distributions to shareholders	—	(284,272,166)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,979,002 and 2,984,392 shares, respectively ]	14,577,711	57,664,734
Capital shares issued in reinvestment of distributions [ 0 and 10,032,970 shares, respectively ]	—	106,666,714
Capital shares repurchased [ (2,277,989) and (3,043,071) shares, respectively ]	(16,480,099)	(58,334,760)

Total Class IB transactions	(1,902,388)	105,996,688

Class K
Capital shares sold [ 8,348,910 and 31,157 shares, respectively ]	58,023,784	556,967
Capital shares issued in reinvestment of dividends and distributions [ 0 and 16,115,409 shares, respectively ]	—	177,605,452
Capital shares repurchased [ (2,574,061) and (4,765,130) shares, respectively ]	(18,980,266)	(98,717,469)

Total Class K transactions	39,043,518	79,444,950

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	37,141,130	185,441,638

TOTAL INCREASE (DECREASE) IN NET ASSETS	(205,787,550)	(65,674,221)
NET ASSETS:
Beginning of period	575,552,525	641,226,746

End of period	$369,764,975	$575,552,525

See Notes to Financial Statements.

1212

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021		2020	2019	2018	2017
Net asset value, beginning of period	$9.71		$17.28		$10.39	$8.76	$10.89	$9.74

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)		(0.10	)(aa)	(0.08)	(0.01)	(0.04)	(0.05)
Net realized and unrealized gain (loss)	(4.00)		0.65		9.86	2.99	(0.33)	2.38

Total from investment operations	(4.02)		0.55		9.78	2.98	(0.37)	2.33

Less distributions:
Distributions from net realized gains	—		(8.12)		(2.89)	(1.35)	(1.76)	(1.18)

Net asset value, end of period	$5.69		$9.71		$17.28	$10.39	$8.76	$10.89

Total return (b)	(41.40)%		2.78%		95.74%	34.35%	(4.77)%	24.14%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$124,193		$214,924		$210,225	$162	$118	$124
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15%		1.15%		1.15%	1.15%	1.15%	1.15%
Before waivers (a)(f)	1.23%		1.21%		1.24%	1.24%	1.23%	1.24%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.44)%		(0.50	)%(bb)	(0.50)%	(0.10)%	(0.38)%	(0.42)%
Before waivers (a)(f)	(0.51)%		(0.56	)%(bb)	(0.59)%	(0.19)%	(0.46)%	(0.50)%
Portfolio turnover rate^	48	%(z)	102%		102%	73%	62%	51%

See Notes to Financial Statements.

1213

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021		2020	2019	2018	2017
Net asset value, beginning of period	$10.06		$17.61		$10.54	$8.86	$10.97	$9.78

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)		(0.05	)(aa)	(0.03)	0.02	(0.02)	(0.02)
Net realized and unrealized gain (loss)	(4.15)		0.66		9.99	3.03	(0.33)	2.39

Total from investment operations	(4.16)		0.61		9.96	3.05	(0.35)	2.37

Less distributions:
Dividends from net investment income	—		(0.04)		— #	(0.02)	— #	—
Distributions from net realized gains	—		(8.12)		(2.89)	(1.35)	(1.76)	(1.18)

Total dividends and distributions	—		(8.16)		(2.89)	(1.37)	(1.76)	(1.18)

Net asset value, end of period	$5.90		$10.06		$17.61	$10.54	$8.86	$10.97

Total return (b)	(41.35)%		3.04%		96.08%	34.79%	(4.56)%	24.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$245,572		$360,628		$431,002	$328,235	$263,372	$291,296
Ratio of expenses to average net assets:
After waivers (a)(f)	0.90%		0.90%		0.90%	0.90%	0.90%	0.90%
Before waivers (a)(f)	0.98%		0.96%		0.99%	0.99%	0.98%	0.98%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.18)%		(0.25	)%(bb)	(0.24)%	0.15%	(0.13)%	(0.17)%
Before waivers (a)(f)	(0.25)%		(0.31	)%(bb)	(0.33)%	0.06%	(0.21)%	(0.25)%
Portfolio turnover rate^	48	%(z)	102%		102%	73%	62%	51%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be$(0.10) and $(0.06) for Class IB and Class K respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been0.03% lower

See Notes to Financial Statements.

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Foreign Government Securities	58.8%
U.S. Treasury Obligations	51.8
Financials	6.7
Mortgage-Backed Securities	2.8
Asset-Backed Securities	1.9
Collateralized Mortgage Obligations	1.4
Communication Services	0.5
Commercial Mortgage-Backed Securities	0.1
Cash and Other	(24.0)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$880.70	$4.81
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.67	5.17
Class K
Actual	1,000.00	880.50	3.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.91	3.92

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.03% and 0.78%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (1.9%)
Atlas Senior Loan Fund Ltd.,
Series 2017-8A A 2.194%, 1/16/30 (l)§		$299,366	$294,934
CIT Mortgage Loan Trust,
Series 2007-1 1M1 3.124%, 10/25/37 (l)§		200,000	186,568
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4 M3 2.314%, 10/25/35 (l)		100,000	92,425
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB6 A3 1.226%, 7/25/37 (l)§		305,618	226,592
CWABS Asset-Backed Certificates Trust,
Series 2004-ECC1 M2 2.674%, 9/25/34 (l)		18,344	18,218
Series 2007-1 1A 1.764%, 7/25/37 (l)		76,127	70,719
Series 2007-6 1A 1.824%, 9/25/37 (l)		15,065	14,039
Series 2007-8 1A1 1.814%, 11/25/37 (l)		154,892	141,524
CWABS, Inc. Asset-backed Certificates,
Series 2007-12 1A1 2.364%, 8/25/47 (l)		38,112	37,463
Greystone Commercial Real Estate Notes Ltd.,
Series 2019-FL2 A 2.504%, 9/15/37 (l)§		100,000	98,555
GSAA Trust,
Series 2006-7 AF4A 6.720%, 3/25/46 (e)		21,459	12,866
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2007-A 1A 1.844%, 4/25/37 (l)		21,714	18,072
HSI Asset Securitization Corp. Trust,
Series 2007-WF1 1A1 1.784%, 5/25/37 (l)		7,096	7,056
Lehman XS Trust,
Series 2007-20N A1 2.774%, 12/25/37 (l)		133,522	133,236
LoanCore Issuer Ltd.,
Series 2019-CRE2 A 2.454%, 5/15/36 (l)§		7,724	7,624
Long Beach Mortgage Loan Trust,
Series 2006-7 2A2 1.864%, 8/25/36 (l)		69,189	31,977
MASTR Asset-Backed Securities Trust,
Series 2006-WMC4 A5 1.774%, 10/25/36 (l)		114,650	40,260
Mountain View CLO X Ltd.,
Series 2015-10A AR 1.841%, 10/13/27 (l)§		56,794	56,514
New Century Home Equity Loan Trust,
Series 2004-4 M1 2.389%, 2/25/35 (l)		54,952	53,246
Option One Mortgage Loan Trust,
Series 2004-3 M2 2.479%, 11/25/34 (l)		13,907	13,563
Palmer Square Loan Funding Ltd.,
Series 2019-4A A1 2.084%, 10/24/27 (l)§		142,570	141,449
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C 1.944%, 7/25/36 (l)		165,062	66,624
Series 2006-HE2 A2C 1.924%, 7/25/36 (l)		48,969	22,217
Soundview Home Loan Trust,
Series 2007-OPT1 1A1 1.824%, 6/25/37 (l)		110,335	83,595
Series 2007-OPT2 2A3 1.804%, 7/25/37 (l)		56,317	52,276
STWD Ltd.,
Series 2019-FL1 A 2.528%, 7/15/38 (l)§		244,818	242,990
TICP CLO III-2 Ltd.,
Series 2018-3R A 1.903%, 4/20/28 (l)§		118,856	117,920

Total Asset-Backed Securities			2,282,522

Collateralized Mortgage Obligations (1.4%)
Alternative Loan Trust,
Series 2005-29CB A4 5.000%, 7/25/35		37,519	24,797
Series 2006-HY11 A1 1.864%, 6/25/36 (l)		81,515	76,365
Series 2007-1T1 1A1 6.000%, 3/25/37		144,875	66,056
Series 2007-4CB 1A35 6.000%, 4/25/37		32,694	29,632
Alternative Loan Trust Resecuritization,
Series 2008-2R 1A1 6.000%, 8/25/37 (l)		44,924	40,843
Angel Oak Mortgage Trust,
Series 2020-4 A1 1.469%, 6/25/65 (l)§		76,117	72,745
CHL Mortgage Pass-Through Trust,
Series 2007-1 A1 6.000%, 3/25/37		46,714	26,797
Citigroup Mortgage Loan Trust,
Series 2007-AR4 1A1A 3.313%, 3/25/37 (l)		46,254	41,231
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM2 1CB1 5.500%, 8/25/34		6,149	5,743
CSMC Trust,
Series 2007-4R 1A1 5.907%, 10/26/36 (l)§		3,574	3,134
Series 2015-3R 5A2 1.774%, 9/29/36 (l)§		121,420	117,327
DSLA Mortgage Loan Trust, Series 2005-AR6 2A1A 2.192%, 10/19/45 (l)		42,630	36,979
GNMA, Series 2016-H17 FC 1.633%, 8/20/66 (l)		164,786	164,381
GSR Mortgage Loan Trust,
Series 2004-12 3A6 2.518%, 12/25/34 (l)		3,442	3,147
Series 2005-AR4 6A1 3.574%, 7/25/35 (l)		19,131	18,550
Hawksmoor Mortgages,
Series 2019-1A A 2.239%, 5/25/53 (l)§	GBP	259,938	316,357

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Homeward Opportunities Fund I Trust,
Series 2020-2 A1 1.657%, 5/25/65 (l)§		$24,847	$24,695
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1 2.084%, 3/25/36 (l)		63,478	60,032
JP Morgan Mortgage Trust,
Series 2005-A2 5A2 2.358%, 4/25/35 (l)		5,649	5,736
Lehman Mortgage Trust,
Series 2005-3 4A1 5.102%, 1/25/36 (l)		7,586	7,534
New Residential Mortgage Loan Trust,
Series 2018-3A A1 4.500%, 5/25/58 (l)§		42,739	42,511
RALI Trust,
Series 2007-QH8 A 1.259%, 10/25/37 (l)		30,482	27,973
Residential Asset Securitization Trust,
Series 2006-A10 A5 6.500%, 9/25/36		117,496	50,779
Residential Mortgage Securities 32 plc,
Series 32A A 2.438%, 6/20/70 (l)§	GBP	148,006	179,548
Sequoia Mortgage Trust,
Series 6 A 2.235%, 4/19/27 (l)		$51,336	49,143
Stratton Mortgage Funding plc,
Series 2019-1 A 2.389%, 5/25/51 (l)(m)	GBP	201,579	245,372
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2006-5 2CB1 6.000%, 7/25/36		$26,263	20,102

Total Collateralized Mortgage Obligations			1,757,509

Commercial Mortgage-Backed Securities (0.1%)
AREIT Trust,
Series 2020-CRE4 A 3.508%, 4/15/37 (l)§		14,985	14,475
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-FL12 A 2.774%, 12/15/31 (l)§		106,046	103,983

Total Commercial Mortgage-Backed Securities			118,458

Corporate Bonds (7.2%)
Communication Services (0.5%)
Media (0.5%)
Uktv Interactive Ltd.
2.500%, 7/17/24	GBP	130,000	592,364

Total Communication Services			592,364

Financials (6.7%)
Banks (0.5%)
Nordea Kredit Realkreditaktieselskab
0.500%, 10/1/43	DKK	281,652	31,964
1.000%, 10/1/50 (m)		3,146,258	347,364
0.500%, 10/1/53	DKK	2,730,358	278,590
1.500%, 10/1/53		100,000	10,986

			668,904

Consumer Finance (0.2%)
Ford Motor Credit Co. LLC
3.550%, 10/7/22		$200,000	199,500

Thrifts & Mortgage Finance (6.0%)
Jyske Realkredit A/S
Series CCE
0.500%, 10/1/43	DKK	660,221	74,826
1.000%, 10/1/50 (m)		426,978	46,139
1.000%, 10/1/53		2,180,923	224,314
Nykredit Realkredit A/S
Series 01E
0.500%, 10/1/43 (m)		3,484,328	394,626
0.500%, 10/1/53 (m)		1	—
1.000%, 10/1/53 (m)		4,358,087	447,254
2.000%, 10/1/53 (m)		1,896,086	225,396
3.000%, 10/1/53 (m)		9,200,000	1,205,785
Series 01EE
1.000%, 10/1/50 (m)		199,337	20,817
1.500%, 10/1/53 (m)		11,625,551	1,328,571
Series CCE
1.000%, 10/1/50 (m)		10,099,626	1,113,189
Realkredit Danmark A/S
1.000%, 10/1/53 (m)		4,552,120	471,592
Series 23S
1.500%, 10/1/53 (m)		989,192	113,906
3.000%, 10/1/53 (m)		3,000,000	394,160
Series 27S
1.500%, 10/1/53 (m)		7,477,338	822,720
Series CCS
1.000%, 10/1/50 (m)		4,171,024	460,068

			7,343,363

Total Financials			8211767

Total Corporate Bonds			8,804,131

Foreign Government Securities (58.8%)
Bonos de la Tesoreria
5.940%, 2/12/29	PEN	400,000	95,193
6.150%, 8/12/32		500,000	115,203
Buoni Poliennali del Tesoro 2.600%, 9/15/23 TIPS (m)	EUR	647	733
1.400%, 5/26/25 TIPS (m)		3,703,367	4,043,829
1.300%, 5/15/28 TIPS (m)		3,320,471	3,620,850
0.400%, 5/15/30 TIPS (m)		2,995,947	2,987,347
0.100%, 5/15/33 TIPS (m)		2,238,138	2,026,268
2.550%, 9/15/41 TIPS (m)		504,500	621,668
Canada Government Bond 3.000%, 12/1/36 TIPS	CAD	728,560	690,174
2.000%, 12/1/41 TIPS		269,866	230,434
1.500%, 12/1/44 TIPS		168,765	132,953
1.250%, 12/1/47 TIPS		486,888	364,742
0.500%, 12/1/50 TIPS		288,673	178,122
Commonwealth of Australia 3.000%, 9/20/25 TIPS (m)	AUD	2,839,994	2,144,615
1.250%, 8/21/40 TIPS (m)		345,420	220,535

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
French Republic 0.250%, 7/25/24 TIPS (m)	EUR	350,247	$392,432
0.100%, 3/1/25 TIPS (m)		728,660	805,238
0.100%, 3/1/26 TIPS (m)		2,200,000	2,445,104
1.850%, 7/25/27 TIPS (m)		1,593,319	1,928,238
0.100%, 3/1/28 TIPS (m)		881,752	980,312
0.100%, 3/1/29 TIPS (m)		662,094	731,116
0.100%, 7/25/31 TIPS (m)		1,313,244	1,437,686
0.100%, 7/25/36 TIPS (m)		1,511,078	1,587,643
0.100%, 7/25/38 TIPS (m)		322,353	335,446
1.800%, 7/25/40 TIPS (m)		525,228	710,372
Japan Government Bond CPI Linked
0.100%, 3/10/26 TIPS	JPY	134,479,800	1,037,477
0.100%, 3/10/28 TIPS		174,794,000	1,352,999
0.100%, 3/10/29 TIPS		121,510,900	942,351
0.005%, 3/10/31 TIPS		30,723,900	239,405
Series 20 0.100%, 3/10/25 TIPS		13,455,000	102,265
Kingdom of Denmark 0.100%, 11/15/23 TIPS	DKK	3,373,164	494,448
Kingdom of Spain 0.650%, 11/30/27 TIPS (m)	EUR	1,028,439	1,141,545
1.000%, 11/30/30 TIPS (m)		1,202,156	1,346,460
0.700%, 11/30/33 TIPS (m)		112,593	120,287
Kingdom of Sweden 1.000%, 6/1/25 TIPS (m)	SEK	4,300,000	515,408
0.125%, 6/1/26 TIPS		6,950,000	827,449
0.125%, 12/1/27 TIPS		500,000	59,934
Mexican Udibonos 4.500%, 11/22/35 TIPS	MXN	2,211,356	115,278
New Zealand Government Bond
2.000%, 9/20/25 TIPS (m)	NZD	478,200	305,327
2.500%, 9/20/35 TIPS (m)		116,690	74,868
2.500%, 9/20/40 TIPS (m)		346,410	220,095
U.K. Treasury Bonds 0.125%, 1/30/26 (m)(z)	GBP	800,000	915,195
0.375%, 10/22/26 (m)(z)		2,700,000	3,071,595
0.625%, 10/22/50 (m)(z)		200,000	147,688
3.750%, 7/22/52 (m)		400,000	604,915
0.500%, 10/22/61 (m)		400,000	250,150
U.K. Treasury Inflation Linked Bonds
0.125%, 3/22/24 TIPS (m)		828,150	1,065,015
0.125%, 3/22/26 TIPS (m)		647,125	848,118
1.250%, 11/22/27 TIPS (m)		861,120	1,221,966
0.125%, 8/10/28 TIPS (m)		958,624	1,297,571
0.125%, 8/10/31 TIPS (m)		3,817,761	5,370,210
1.250%, 11/22/32 TIPS (m)		1,664,280	2,610,631
0.750%, 3/22/34 TIPS (m)		288,164	437,229
0.125%, 11/22/36 TIPS (m)		321,708	465,767
0.625%, 3/22/40 TIPS (m)		309,068	491,005
0.125%, 8/10/41 TIPS (m)		298,693	444,354
0.625%, 11/22/42 TIPS (m)		236,228	384,858
0.125%, 3/22/44 TIPS (m)		1,242,207	1,845,807
0.125%, 3/22/46 TIPS (m)		1,244,744	1,864,032
0.750%, 11/22/47 TIPS (m)		1,207,845	2,079,797
0.125%, 8/10/48 TIPS (m)		584,467	885,043
0.500%, 3/22/50 TIPS (m)		47,039	78,329
0.125%, 3/22/51 TIPS (m)		227,534	347,496
0.250%, 3/22/52 TIPS (m)		1,502,625	2,387,676
1.250%, 11/22/55 TIPS (m)		593,254	1,235,094
0.125%, 11/22/56 TIPS (m)		385,276	606,389
0.125%, 3/22/58 TIPS (m)	GBP	290,289	462,020
0.375%, 3/22/62 TIPS (m)		480,980	846,271
0.125%, 11/22/65 TIPS (m)		481,793	813,491
0.125%, 3/22/68 TIPS (m)		596,304	1,040,703

Total Foreign Government Securities			71,840,264

Mortgage-Backed Securities (2.8%)
FNMA/FHLMC UMBS, 30 Year, Single Family
3.000%, 7/25/52 TBA		$700,000	652,969
3.500%, 8/25/52 TBA		2,500,000	2,404,004
4.000%, 8/25/52 TBA		400,000	394,203

Total Mortgage-Backed Securities			3,451,176

U.S. Treasury Obligations (51.8%)
U.S. Treasury Inflation Linked Bonds
2.375%, 1/15/25 TIPS		1,978,550	2,098,833
2.000%, 1/15/26 TIPS (w)		431,162	457,524
1.750%, 1/15/28 TIPS		1,237,878	1,315,766
3.875%, 4/15/29 TIPS		879,320	1,063,356
2.125%, 2/15/40 TIPS		561,792	662,489
2.125%, 2/15/41 TIPS		1,201,373	1,410,660
0.750%, 2/15/42 TIPS		1,394,622	1,289,699
0.625%, 2/15/43 TIPS		345,807	309,648
1.375%, 2/15/44 TIPS		1,897,965	1,966,754
0.750%, 2/15/45 TIPS		1,755,668	1,593,284
1.000%, 2/15/46 TIPS		2,293,901	2,205,290
0.875%, 2/15/47 TIPS		864,718	810,678
1.000%, 2/15/48 TIPS		592,062	574,624
0.125%, 2/15/51 TIPS		621,858	488,110
0.125%, 2/15/52 TIPS		519,280	412,138
U.S. Treasury Inflation Linked Notes
0.125%, 1/15/23 TIPS (z)		2,724,231	2,772,135
0.625%, 4/15/23 TIPS (z)		4,306,504	4,382,339
0.625%, 1/15/24 TIPS		1,362,955	1,385,742
0.500%, 4/15/24 TIPS		1,008,753	1,023,520
0.125%, 10/15/24 TIPS		2,140,996	2,155,886
0.250%, 1/15/25 TIPS		976,496	983,017
0.125%, 4/15/25 TIPS		1,119,270	1,120,642
0.125%, 10/15/25 TIPS		2,117,037	2,118,360
0.625%, 1/15/26 TIPS (z)		2,652,471	2,685,834
0.125%, 4/15/26 TIPS		661,452	656,077
0.125%, 7/15/26 TIPS		1,362,916	1,353,511
0.125%, 10/15/26 TIPS (z)		846,408	839,606
0.375%, 1/15/27 TIPS (z)		2,609,133	2,602,602
0.125%, 4/15/27 TIPS		614,370	605,532
0.375%, 7/15/27 TIPS		1,170,061	1,167,759
0.500%, 1/15/28 TIPS (z)		2,907,906	2,893,191
0.750%, 7/15/28 TIPS (z)		2,902,410	2,930,782
0.875%, 1/15/29 TIPS		309,142	312,723
0.250%, 7/15/29 TIPS		2,676,408	2,602,869
0.125%, 1/15/30 TIPS (z)		4,494,800	4,302,198
0.125%, 7/15/30 TIPS		597,633	571,558
0.125%, 7/15/31 TIPS (z)		5,857,232	5,590,912
0.125%, 1/15/32 TIPS (z)		1,773,015	1,688,676

Total U.S. Treasury Obligations			63,404,324

See Notes to Financial Statements.

1218

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Value (Note 1)
Total Long-Term Debt Securities (124.0%) (Cost $171,071,698)	$151,658,384

Total Investments in Securities (124.0%) (Cost $171,071,698)	151,658,384
Other Assets Less Liabilities (-24.0%)	(29,388,550)

Net Assets (100%)	$122,269,834

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2022, the market value of these securities amounted to $2,247,921 or 1.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2022. Maturity date disclosed is the ultimate maturity date.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2022.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2022, the market value of these securities amounted to $72,481,602 or 59.3% of net assets.

(w)	All, or a portion of security held by broker as collateral for TBA contracts, with a total collateral value of $188,539.
(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1

Glossary:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CLO	— Collateralized Loan Obligation
CPI	— Consumer Price Index
DKK	— Denmark Krone
EUR	— European Currency Unit
EURIBOR	— Euro Interbank Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
JPY	— Japanese Yen
MXN	— Mexican Peso
NZD	— New Zealand Dollar
PEN	— Peruvian Sol
SEK	— Swedish Krona
TBA	— To Be Announced; Security is subject to delayed delivery
TIPS	— Treasury Inflation Protected Security
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar

Country Diversification As a Percentage of Total Net Assets
Australia	1.9%
Canada	1.3
Cayman Islands	0.8
Denmark	7.0
France	9.3
Italy	10.9
Japan	3.0
Mexico	0.1
New Zealand	0.5
Peru	0.2
Spain	2.1
Sweden	1.1
United Kingdom	29.0
United States	56.8
Cash and Other	(24.0)

100.0%

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Futures contracts outstanding as of June 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	43	9/2022	EUR	6,704,302	(36,990)
U.S. Treasury 2 Year Note	16	9/2022	USD	3,360,250	31
U.S. Treasury 10 Year Note	7	9/2022	USD	829,719	(3,399)
U.S. Treasury Ultra Bond	6	9/2022	USD	926,062	(20,385)
3 Month SOFR	75	3/2023	USD	18,125,625	20,535

					(40,208)

Short Contracts
Euro-Bobl	(40)	9/2022	EUR	(5,205,796)	8,556
Euro-BTP	(78)	9/2022	EUR	(10,063,841)	(138,796)
Euro-Buxl	(9)	9/2022	EUR	(1,542,624)	67,624
Euro-Schatz	(13)	9/2022	EUR	(1,486,921)	(352)
Japan 10 Year Bond	(13)	9/2022	JPY	(14,238,871)	5,908
Long Gilt	(18)	9/2022	GBP	(2,497,461)	91,651
U.S. Treasury 5 Year Note	(3)	9/2022	USD	(336,750)	1,675
U.S. Treasury 10 Year Ultra Note	(27)	9/2022	USD	(3,439,125)	25,072
U.S. Treasury Long Bond	(24)	9/2022	USD	(3,327,000)	24,174
3 Month Euro EURIBOR	(6)	3/2023	EUR	(1,548,110)	(3,400)
3 Month SOFR	(75)	6/2023	USD	(18,118,125)	(29,871)

					52,241

					12,033

Forward Foreign Currency Contracts outstanding as of June 30, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
DKK	3,345,000	USD	468,217	Bank of America	7/1/2022	3,072
USD	144,548	DKK	1,020,000	Bank of America	7/1/2022	836
USD	1,141,693	DKK	7,625,000	Barclays Bank plc	7/1/2022	67,379
USD	9,534,954	DKK	64,292,607	Deutsche Bank AG	7/1/2022	476,532
USD	174,584	DKK	1,235,000	JPMorgan Chase Bank	7/1/2022	580
EUR	138,000	USD	144,600	Barclays Bank plc	7/5/2022	17
EUR	268,000	USD	280,143	JPMorgan Chase Bank	7/5/2022	707
USD	2,576,787	AUD	3,579,000	Bank of America	7/5/2022	106,382
USD	1,745,157	CAD	2,214,743	Bank of America	7/5/2022	24,567
USD	34,485,513	EUR	32,173,545	Bank of America	7/5/2022	769,247
USD	515,919	EUR	485,000	Barclays Bank plc	7/5/2022	7,664
USD	35,152,487	GBP	27,802,000	Bank of America	7/5/2022	1,309,113
USD	100,523	GBP	82,000	Barclays Bank plc	7/5/2022	704
USD	82,264	GBP	66,000	JPMorgan Chase Bank	7/5/2022	1,922
USD	3,896,712	JPY	496,648,866	Bank of America	7/5/2022	236,269
USD	53,934	JPY	7,300,000	Goldman Sachs Bank USA	7/5/2022	131
USD	432,076	JPY	58,100,000	JPMorgan Chase Bank	7/5/2022	3,863
USD	684,021	NZD	1,049,000	Goldman Sachs Bank USA	7/5/2022	28,868
USD	1,525,853	SEK	14,890,559	Bank of America	7/5/2022	70,240
DKK	635,000	USD	89,107	JPMorgan Chase Bank	8/1/2022	528
USD	8,607,647	DKK	60,385,000	Bank of America	8/1/2022	83,867
EUR	1,774,000	USD	1,852,218	Barclays Bank plc	8/2/2022	10,376
USD	1,922,134	AUD	2,767,688	Bank of America	8/2/2022	11,334
USD	2,678,025	JPY	362,684,122	Barclays Bank plc	8/2/2022	338
USD	1,393,612	SEK	14,149,420	Barclays Bank plc	8/2/2022	9,102

Total unrealized appreciation						3,223,638

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
DKK	36,214,188	USD	5,159,638	Bank of America	7/1/2022	(57,289)
DKK	2,040,000	USD	295,396	Barclays Bank plc	7/1/2022	(7,973)
DKK	1,190,000	USD	170,270	Deutsche Bank AG	7/1/2022	(2,606)
DKK	985,000	USD	142,094	JPMorgan Chase Bank	7/1/2022	(3,314)
AUD	2,767,688	USD	1,921,675	Bank of America	7/5/2022	(11,278)
EUR	220,000	USD	232,722	Bank of America	7/5/2022	(2,173)
EUR	2,726,000	USD	2,889,904	Barclays Bank plc	7/5/2022	(33,192)
EUR	86,000	USD	91,084	Deutsche Bank AG	7/5/2022	(961)
EUR	127,000	USD	136,419	JPMorgan Chase Bank	7/5/2022	(3,329)
GBP	3,357,000	USD	4,219,368	JPMorgan Chase Bank	7/5/2022	(132,892)
JPY	363,274,091	USD	2,678,025	Barclays Bank plc	7/5/2022	(592)
JPY	38,700,000	USD	290,809	JPMorgan Chase Bank	7/5/2022	(5,579)
SEK	710,000	USD	72,709	Deutsche Bank AG	7/5/2022	(3,304)
USD	579,630	EUR	557,000	Barclays Bank plc	7/5/2022	(4,078)
USD	318,078	PEN	1,285,545	Bank of America**	7/26/2022	(16,907)
USD	245,163	AUD	356,118	Goldman Sachs Bank USA	8/2/2022	(700)
USD	313,251	AUD	455,194	JPMorgan Chase Bank	8/2/2022	(1,013)
USD	1,716,057	CAD	2,211,174	Bank of America	8/2/2022	(1,699)
USD	30,876,989	EUR	29,650,545	Deutsche Bank AG	8/2/2022	(254,307)
USD	32,962,214	GBP	27,131,000	Bank of America	8/2/2022	(80,839)
PEN	96,094	USD	25,442	Goldman Sachs Bank USA**	8/8/2022	(438)
USD	119,485	MXN	2,448,000	Goldman Sachs Bank USA	10/7/2022	(93)

Total unrealized depreciation						(624,556)

Net unrealized appreciation						2,599,082

**	Non-deliverable forward.

Written Call Options Contracts as of June 30, 2022 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Euro-Bund	Exchange Traded	9	EUR	(900,000)	EUR	144.50	7/22/2022	(45,743)

Written Put Options Contracts as of June 30, 2022 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Euro-Bund	Exchange Traded	9	EUR	(900,000)	EUR	144.50	7/22/2022	(5,376)

Total Written Options Contracts (Premiums Received ($41,366))								(51,119)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$2,282,522	$—	$2,282,522
Collateralized Mortgage Obligations	—	1,757,509	—	1,757,509
Commercial Mortgage-Backed Securities	—	118,458	—	118,458
Corporate Bonds
Communication Services	—	592,364	—	592,364
Financials	—	8,211,767	—	8,211,767
Foreign Government Securities	—	71,840,264	—	71,840,264
Forward Currency Contracts	—	3,223,638	—	3,223,638
Futures	245,226	—	—	245,226
Mortgage-Backed Securities	—	3,451,176	—	3,451,176
U.S. Treasury Obligations	—	63,404,324	—	63,404,324

Total Assets	$245,226	$154,882,022	$—	$155,127,248

Liabilities:
Forward Currency Contracts	$—	$(624,556)	$—	$(624,556)
Futures	(233,193)	—	—	(233,193)
Options Written
Call Options Written	(45,743)	—	—	(45,743)
Put Options Written	(5,376)	—	—	(5,376)

Total Liabilities	$(284,312)	$(624,556)	$—	$(908,868)

Total	$(39,086)	$154,257,466	$—	$154,218,380

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$245,226	*
Foreign exchange contracts	Receivables	3,223,638

Total		$3,468,864

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(284,312	)*
Foreign exchange contracts	Payables	(624,556)

Total		$(908,868)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$14,875	$3,963,618	$—	$3,978,493
Foreign exchange contracts	—	—	5,350,212	5,350,212

Total	$14,875	$3,963,618	$5,350,212	$9,328,705

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(21,421)	$(359,426)	$—	$(380,847)
Foreign exchange contracts	—	—	3,548,013	3,548,013

Total	$(21,421)	$(359,426)	$3,548,013	$3,167,166

^ This Portfolio held forward foreign currency contracts, futures contracts and option contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $191,560,000, futures contracts with an average notional balance of approximately $81,920,000 and options contracts with an average notional balance of approximately $48,000 during the six months ended June 30, 2022.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2022:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received*	Net Amount Due from Counterparty
Bank of America	$2,614,927	$(170,185)	$(2,444,742)	$—
Barclays Bank plc	95,580	(45,835)	(49,745)	—
Deutsche Bank AG	476,532	(261,178)	(215,354)	—
Goldman Sachs Bank USA	28,999	(1,231)	—	27,768
JPMorgan Chase Bank	7,600	(7,600)	—	—

Total	$3,223,638	$(486,029)	$(2,709,841)	$27,768

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$170,185	$(170,185)	$—	$—
Barclays Bank plc	45,835	(45,835)	—	—
Deutsche Bank AG	261,178	(261,178)	—	—
Goldman Sachs Bank USA	1,231	(1,231)	—	—
JPMorgan Chase Bank	146,127	(7,600)	—	138,527

Total	$624,556	$(486,029)	$—	$138,527

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
*	The table above does not include the additional collateral received from the counterparty. Total additional collateral received is $419,159.

See Notes to Financial Statements.

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settle date of Sell Contract Borrowing Date	Buy contract Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
BNP Paribas	(0.58)%	5/16/2022	9/13/2022	$(363,383)	$(360,058)
BNP Paribas	(0.58)	5/16/2022	9/13/2022	(124,501)	(123,068)
BNP Paribas	1.25	6/21/2022	8/9/2022	(906,674)	(908,032)
BNP Paribas	1.36	6/21/2022	8/9/2022	(145,852)	(145,915)
BNP Paribas	1.28	6/21/2022	8/9/2022	(3,037,347)	(3,040,921)
BNP Paribas	1.60	6/27/2022	7/5/2022	(4,400,147)	(4,401,112)
BNP Paribas	1.60	6/27/2022	7/5/2022	(371,816)	(371,896)
BNP Paribas	1.60	6/27/2022	7/5/2022	(5,631,576)	(5,633,410)
BNP Paribas	1.61	6/29/2022	7/6/2022	(839,221)	(839,464)
Credit Suisse	1.56	6/23/2022	7/7/2022	(2,899,959)	(2,901,136)
Credit Suisse	1.56	6/23/2022	7/7/2022	(1,661,932)	(1,662,859)
Credit Suisse	1.56	6/23/2022	7/7/2022	(2,941,598)	(2,942,510)
Credit Suisse	1.56	6/23/2022	7/7/2022	(4,328,231)	(4,330,631)
Credit Suisse	1.59	6/29/2022	7/6/2022	(1,681,535)	(1,682,010)
Credit Suisse	1.59	6/30/2022	7/5/2022	(1,313,403)	(1,313,621)

					(30,656,643)

(1)	The average amount of borrowings while outstanding for 181 days during the six months ended June 30,2022, was approximately $39,406,000 at a weighted average interest rate of 0.39%.
(2)	Payable for sale-buyback transactions includes $9,468 of deferred price drop on sale-buyback transactions.

	June 30, 2022
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Notes	$—	$(26,078,649)	$—	$—	$(26,078,649)
Foreign Governments	—	—	(4,577,994)	—	(4,577,994)

Total Borrowings	$—	$(26,078,649)	$(4,577,994)	$—	$(30,656,643)

Gross amount of recognized liabilities for sale-buybacks					$(30,656,643)

The following is a summary by counterparty of sale-buyback transactions and collateral (received)/pledged as of June 30, 2022:

Counterparty	Payable for Sale-Buyback Transactions	Collateral Pledged (Sale-buyback positions)	Cash Collateral (Received)/ Pledged	Net Exposure (3)
BNP Paribas	$(15,823,876)	$14,577,446	$—	$(1,246,430)
Credit Suisse	(14,832,767)	14,784,995	—	(47,772)

	$(30,656,643)	$29,362,441	$—	$(1,294,202)

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

See Notes to Financial Statements.

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$39,892,847
Long-term U.S. government debt securities	17,729,869

$57,622,716

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$41,284,540
Long-term U.S. government debt securities	11,219,178

$52,503,718

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,376,435
Aggregate gross unrealized depreciation	(21,472,642)

Net unrealized depreciation	$(17,096,207)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$171,314,587

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $171,071,698)	$151,658,384
Cash	566,043
Foreign cash (Cost $480,390)	437,235
Cash held as collateral at broker for futures	812,000
Receivable for securities sold	71,442,799
Unrealized appreciation on forward foreign currency contracts	3,223,638
Receivable for forward settling transactions	2,786,391
Dividends, interest and other receivables	298,255
Receivable for Portfolio shares sold	23,280
Other assets	1,510

Total assets	231,249,535

LIABILITIES
Payable for securities purchased	67,955,814
Payable for sale-buyback financing transactions	30,656,643
Payable for forward settling transactions	6,285,121
Payable for return of cash collateral on forward foreign currency contracts	3,129,000
Unrealized depreciation on forward foreign currency contracts	624,556
Due to broker for futures variation margin	98,104
Options written, at value (Premiums received $41,366)	51,119
Investment management fees payable	39,376
Payable for Portfolio shares redeemed	21,723
Distribution fees payable – Class IB	21,511
Administrative fees payable	9,462
Trustees’ fees payable	486
Accrued expenses	86,786

Total liabilities	108,979,701

NET ASSETS	$122,269,834

Net assets were comprised of:
Paid in capital	$134,477,065
Total distributable earnings (loss)	(12,207,231)

Net assets	$122,269,834

Class IB
Net asset value, offering and redemption price per share, $102,527,217 / 11,981,082 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.56

Class K
Net asset value, offering and redemption price per share, $19,742,617 / 2,289,914 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.62

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Interest	$4,415,586
Dividends	16
Securities lending (net)	91

Total income	4,415,693

EXPENSES
Investment management fees	396,365
Distribution fees – Class IB	137,510
Interest expense	87,473
Administrative fees	60,453
Professional fees	42,867
Custodian fees	33,996
Printing and mailing expenses	10,227
Trustees’ fees	2,047
Miscellaneous	8,544

Gross expenses	779,482
Less: Waiver from investment manager	(125,518)

Net expenses	653,964

NET INVESTMENT INCOME (LOSS)	3,761,729

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	3,256,805
Futures contracts	3,963,618
Forward foreign currency contracts	5,350,212
Foreign currency transactions	133,148
Options written	94,171

Net realized gain (loss)	12,797,954

Change in unrealized appreciation (depreciation) on:
Investments in securities	(36,732,505)
Futures contracts	(359,426)
Forward foreign currency contracts	3,548,013
Foreign currency translations	282,552
Options written	(28,394)

Net change in unrealized appreciation (depreciation)	(33,289,760)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(20,491,806)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(16,730,077)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,761,729	$2,580,373
Net realized gain (loss)	12,797,954	4,710,082
Net change in unrealized appreciation (depreciation)	(33,289,760)	(1,853,340)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(16,730,077)	5,437,115

Distributions to shareholders:
Class IB	—	(9,490,190)
Class K	—	(2,189,431)

Total distributions to shareholders	—	(11,679,621)

Tax return of capital:
Class IB	—	(6,002,398)
Class K	—	(1,364,458)

Total	—	(7,366,856)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,125,312 and 2,541,315 shares, respectively ]	10,479,177	27,237,446
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,561,599 shares, respectively ]	—	15,492,588
Capital shares repurchased [ (983,305) and (1,181,580) shares, respectively ]	(9,072,788)	(12,616,911)

Total Class IB transactions	1,406,389	30,113,123

Class K
Capital shares sold [ 202,317 and 487,667 shares, respectively ]	1,874,654	5,251,686
Capital shares issued in reinvestment of dividends and distributions [ 0 and 355,135 shares, respectively ]	—	3,553,889
Capital shares repurchased [ (493,556) and (532,036) shares, respectively ]	(4,669,306)	(5,762,150)

Total Class K transactions	(2,794,652)	3,043,425

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,388,263)	33,156,548

TOTAL INCREASE (DECREASE) IN NET ASSETS	(18,118,340)	19,547,186
NET ASSETS:
Beginning of period	140,388,174	120,840,988

End of period	$122,269,834	$140,388,174

See Notes to Financial Statements.

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STATEMENT OF CASH FLOWS

For the Six Months Ended June 30, 2022 (Unaudited)

INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase/(decrease) in net assets from operations	$(16,730,077)
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided (used) by operating activities:
Purchase of investments in securities	(276,907,099)
Proceeds from disposition of investments in securities	263,447,238
Increase in payable for forward settling transactions	6,285,121
Increase in receivable for forward settling transactions	(2,786,391)
Change in unrealized (appreciation) depreciation on investments in securities	36,732,505
Change in unrealized (appreciation) depreciation on options written	28,394
Change in unrealized (appreciation) depreciation on forward foreign currency contracts	(3,548,013)
Net realized (gain) loss on investments in securities	(3,256,805)
Net amortization (accretion) of income	(517,184)
Increase in payable for return of cash collateral on forward foreign currency contracts	2,966,580
Increase in due to broker for futures variation margin payable	98,104
Decrease in due from broker for futures variation margin receivable	87,615
Increase in trustees’ fees payable	107
Decrease in premiums received on options written	(78)
Increase in other assets	(1,048)
Decrease in administrative fees payable	(1,398)
Decrease in distribution fees payable – Class IB	(2,960)
Decrease in investment management fees payable	(14,685)
Decrease in accrued expenses	(25,891)
Increase in dividends, interest and other receivables	(66,114)

Net cash provided (used) by operating activities	5,787,921

Cash flows provided (used) by financing activities:
Proceeds from shares sold	12,411,698
Payment for shares repurchased	(13,726,354)
Proceeds from sale-buyback transactions	1,034,972,271
Payments on sale-buyback transactions	(1,026,664,132)
Decrease in payable for sale-buyback financing transactions	(13,608,989)

Net cash provided (used) by financing activities	(6,615,506)

Net increase/(decrease) in cash	(827,585)

Cash, foreign cash and restricted cash:
Beginning of period	2,642,863

End of period	$1,815,278

Supplemental disclosure of cash flow information:

For the six months ended June 30, 2022, the Portfolio paid $87,473 in interest expense.

Reconciliation of cash and restricted cash to the Statement of Assets and Liabilities:

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Cash	$566,043	$1,287,677
Foreign cash	437,235	795,186
Cash held as collateral at broker for futures	812,000	560,000

Total cash, foreign cash and restricted cash shown in the statement of cash flows	$1,815,278	$2,642,863

See Notes to Financial Statements.

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021	2020	2019	2018	2017
Net asset value, beginning of period	$9.72		$10.78	$9.88	$9.47	$9.84	$9.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.26		0.21	(0.06)	(0.01)	0.08	0.12
Net realized and unrealized gain (loss)	(1.42)		0.21	1.08	0.78	(0.21)	0.16

Total from investment operations	(1.16)		0.42	1.02	0.77	(0.13)	0.28

Less distributions:
Dividends from net investment income	—		(0.56)	—	(0.35)	(0.24)	(0.10)
Distributions from net realized gains	—		(0.41)	(0.12)	(0.01)	—	—
Return of capital	—		(0.51)	—	—	—	(0.03)

Total dividends and distributions	—		(1.48)	(0.12)	(0.36)	(0.24)	(0.13)

Net asset value, end of period	$8.56		$9.72	$10.78	$9.88	$9.47	$9.84

Total return (b)	(11.93)%		4.01%	10.33%	8.12%	(1.32)%	2.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$102,527		$115,131	$96,173	$75,148	$63,475	$56,357
Ratio of expenses to average net assets:
After waivers (a)(f)(g)	1.03%		0.92%	1.05%	1.75%	1.54%	1.29%
Before waivers (a)(f)(g)	1.22%		1.10%	1.26%	1.93%	1.64%	1.52%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	5.68%		1.94%	(0.56)%	(0.10)%	0.81%	1.21%
Before waivers (a)(f)	5.49%		1.76%	(0.76)%	(0.29)%	0.72%	0.98%
Portfolio turnover rate^	33	%(z)	113%	245%	181%	66%	127%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021	2020	2019	2018	2017
Net asset value, beginning of period	$9.79		$10.87	$9.93	$9.51	$9.89	$9.71

Income (loss) from investment operations:
Net investment income (loss) (e)	0.27		0.23	(0.03)	0.02	0.10	0.14
Net realized and unrealized gain (loss)	(1.44)		0.22	1.09	0.79	(0.21)	0.17

Total from investment operations	(1.17)		0.45	1.06	0.81	(0.11)	0.31

Less distributions:
Dividends from net investment income	—		(0.61)	—	(0.38)	(0.27)	(0.10)
Distributions from net realized gains	—		(0.41)	(0.12)	(0.01)	—	—
Return of capital	—		(0.51)	—	—	—	(0.03)

Total dividends and distributions	—		(1.53)	(0.12)	(0.39)	(0.27)	(0.13)

Net asset value, end of period	$8.62		$9.79	$10.87	$9.93	$9.51	$9.89

Total return (b)	(11.95)%		4.29%	10.68%	8.46%	(1.17)%	3.16%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$19,743		$25,257	$24,668	$31,471	$28,342	$28,568
Ratio of expenses to average net assets:
After waivers (a)(f)(g)	0.78%		0.67%	0.80%	1.50%	1.29%	1.04%
Before waivers (a)(f)(g)	0.97%		0.85%	1.00%	1.68%	1.39%	1.26%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	5.77%		2.13%	(0.28)%	0.16%	1.05%	1.45%
Before waivers (a)(f)	5.58%		1.94%	(0.48)%	(0.02)%	0.95%	1.23%
Portfolio turnover rate^	33	%(z)	113%	245%	181%	66%	127%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)

For the six months ended June 30, 2022, includes Interest Expense of 0.13% for each class. Includes Interest Expense of 0.02%, 0.08%, 0.75%, 0.54% and 0.29% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively for each class.

(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1230

EQ/PIMCO REAL RETURN PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
U.S. Treasury Obligations	104.9%
U.S. Government Agency Securities	68.0
Asset-Backed Securities	7.8
Foreign Government Securities	7.6
Collateralized Mortgage Obligations	2.8
Mortgage-Backed Securities	2.6
Financials	0.7
Options Purchased	0.6
Information Technology	0.0 #
Commercial Mortgage-Backed Securities	0.0 #
Cash and Other	(95.0)

100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$915.50	$4.17
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.44	4.40

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.88%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (7.8%)
Ares European CLO VI DAC,
Series 2013-6A ARR 0.610%, 4/15/30 (l)§	EUR	494,860	$504,957
Argent Mortgage Loan Trust,
Series 2005-W1 A1 2.104%, 5/25/35 (l)		$18,406	17,106
Atlas Senior Loan Fund Ltd.,
Series 2017-8A A 2.194%, 1/16/30 (l)§		299,366	294,934
Barings CLO Ltd.,
Series 2013-IA AR 1.863%, 1/20/28 (l)§		226,083	223,184
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-HE1 M4 3.799%, 1/25/35 (l)		309,016	305,314
Benefit Street Partners CLO II Ltd.,
Series 2013-IIA A1R2 1.914%, 7/15/29 (l)§		372,222	367,690
C-Bass Trust,
Series 2006-CB9 A1 1.684%, 11/25/36 (l)		1,734	904
CIFC Funding Ltd.,
Series 2012-2RA A1 1.863%, 1/20/28 (l)§		197,445	194,825
CIT Mortgage Loan Trust,
Series 2007-1 1A 2.974%, 10/25/37 (l)§		7,391	7,362
Series 2007-1 1M1 3.124%, 10/25/37 (l)§		200,000	186,568
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A 1.704%, 1/25/37 (l)		3,642	2,589
Countrywide Asset-Backed Certificates,
Series 2006-19 2A3 1.874%, 3/25/37 (l)		40,000	38,234
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB3 M4 2.674%, 6/25/35 (l)		25,000	24,160
CVC Cordatus Loan Fund III DAC,
Series 3A A1RR 0.780%, 8/15/32 (l)§	EUR	500,000	508,542
CWABS, Inc. Asset-backed Certificates,
Series 2007-12 1A1 2.364%, 8/25/47 (l)		$12,704	12,488
Ellington Loan Acquisition Trust,
Series 2007-1 A1 2.724%, 5/25/37 (l)§		22,298	21,524
FHLMC Structured Pass-Through Certificates,
Series T-32 A1 1.884%, 8/25/31 (l)		614	605
First Franklin Mortgage Loan Trust,
Series 2005-FF12 M2 2.329%, 11/25/36 (l)		100,000	97,623
Fremont Home Loan Trust,
Series 2006-C 1A1 1.759%, 10/25/36 (l)		31,761	29,832

GSAMP Trust,
Series 2007-FM1 A2A 1.694%, 12/25/36 (l)		2,884	1,530
IndyMac INDB Mortgage Loan Trust,
Series 2006-1 A1 1.764%, 7/25/36 (l)		18,363	6,637
LCM XXV Ltd.,
Series 25A AR 1.951%, 7/20/30 (l)§		300,000	290,699
Lehman ABS Manufactured Housing Contract Trust,
Series 2001-B M2 7.170%, 4/15/40 (l)		34,035	24,898
Lehman XS Trust,
Series 2006-7 1A1A 1.944%, 5/25/36 (l)		26,509	26,011
Series 2006-8 3A4 6.900%, 6/25/36 (e)		15,136	14,743
Series 2007-20N A1 2.774%, 12/25/37 (l)		29,670	29,606
LoanCore Issuer Ltd.,
Series 2019-CRE2 A 2.454%, 5/15/36(l)§		7,724	7,624
Merrill Lynch Life Agency, Inc., 1.864%, 2/25/37 (l)		9,159	3,134
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM4 A2A 1.784%, 9/25/37 (l)		872	413
Midocean Credit CLO V,
Series 2016-5A AR 2.164%, 7/19/28 (l)§		390,431	387,601
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE8 A2D 1.844%, 10/25/36 (l)		727,619	351,129
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2 A1 1.674%, 11/25/36 (l)		334	122
NovaStar Mortgage Funding Trust,
Series 2005-3 M2 2.329%, 1/25/36 (l)		31,748	31,452
OZLM XXIV Ltd.,
Series 2019-24A A1AR 2.223%, 7/20/32 (l)§		200,000	194,535
Palmer Square Loan Funding Ltd.,
Series 2019-4A A1 2.084%, 10/24/27 (l)§		71,285	70,724
Series 2021-2A A1 2.278%, 5/20/29 (l)§		220,165	217,295
Park Place Securities, Inc.,
Series 2005-WCW1 M2 2.329%, 9/25/35 (l)		13,318	13,274
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-WCW2 M3 2.674%, 10/25/34 (l)		109,577	107,892
Series 2005-WHQ4 M2 2.359%, 9/25/35 (l)		17,852	17,587
RAAC Trust,
Series 2006-SP3 M1 2.134%, 8/25/36 (l)		69	69

See Notes to Financial Statements.

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EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)

Renaissance Home Equity Loan Trust,
Series 2002-3 A 2.384%, 12/25/32 (l)		$1,870	$1,797
Saxon Asset Securities Trust,
Series 2007-3 1A 1.934%, 9/25/37 (l)		40,268	39,169
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C 1.944%, 7/25/36 (l)		165,062	66,624
Series 2007-HE1 A2A 1.744%, 12/25/36 (l)		10,483	2,755
SLM Student Loan Trust,
Series 2008-9 A 2.684%, 4/25/23 (l)		62,043	62,019
Soundview Home Equity Loan Trust, 1.734%, 2/25/37 (l)		542,888	163,272
Soundview Home Loan Trust,
Series 2006-NLC1 A1 1.684%, 11/25/36 (l)§		1,741	609
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-7XS 2A1A 2.562%, 4/25/35 (l)		3,126	3,066
STWD Ltd.,
Series 2019-FL1 A 2.528%, 7/15/38 (l)§		163,212	161,994
THL Credit Wind River CLO Ltd.,
Series 2019-3A AR 2.124%, 4/15/31 (l)§		200,000	194,560
United States Small Business Administration,
Series 2008-20H 1 6.020%, 8/1/28		4,375	4,511
Vibrant CLO VI Ltd.,
Series 2017-6A AR 3.046%, 6/20/29 (l)§		184,481	181,904
Voya CLO Ltd.,
Series 2015-1A A1R 1.944%, 1/18/29 (l)§		367,882	362,541
Wellfleet CLO Ltd.,
Series 2015-1A AR4 1.953%, 7/20/29 (l)§		430,219	423,853
Series 2016-1A AR 1.973%, 4/20/28 (l)§		420,651	416,142

Total Asset-Backed Securities			6,720,232

Collateralized Mortgage Obligations (2.8%)
Alliance Bancorp Trust,
Series 2007-OA1 A1 2.104%, 7/25/37 (l)		23,978	20,694
Alternative Loan Trust,
Series 2005-62 2A1 1.476%, 12/25/35 (l)		922	797
Series 2006-OA11 A1B 2.004%, 9/25/46 (l)		52,791	50,052
Series 2006-OA19 A1 1.792%, 2/20/47 (l)		8,154	6,298
Series 2007-1T1 1A1 6.000%, 3/25/37		96,581	44,037
Series 2007-4CB 1A35 6.000%, 4/25/37		32,692	29,631

Series 2007-OA7 A1A 1.984%, 5/25/47 (l)		3,275	2,829
Banc of America Funding Trust,
Series 2006-A 1A1 2.736%, 2/20/36 (l)		3,370	3,253
Series 2006-J 2A1 3.266%, 1/20/47 (l)		75,016	67,409
Series 2006-J 4A1 3.459%, 1/20/47 (l)		2,766	2,594
Banc of America Mortgage Trust,
Series 2005-E 2A1 3.356%, 6/25/35 (l)		622	543
Series 2006-A 2A1 2.733%, 2/25/36 (l)		4,025	3,793
Bear Stearns ALT-A Trust,
Series 2005-7 22A1 3.074%, 9/25/35 (l)		21,908	14,425
Series 2006-2 23A1 3.370%, 3/25/36 (l)		9,948	8,332
Bear Stearns ARM Trust,
Series 2004-10 13A1 2.961%, 1/25/35 (l)		2,676	2,542
Series 2005-1 2A1 2.951%, 3/25/35 (l)		4,473	4,236
Series 2005-9 A1 2.380%, 10/25/35 (l)		5,338	5,288
Series 2006-2 3A2 3.440%, 7/25/36 (l)		3,387	3,115
CHL Mortgage Pass-Through Trust,
Series 2005-19 1A6 5.500%, 8/25/35		814	649
Series 2005-9 1A3 2.084%, 5/25/35 (l)		186,703	156,534
Series 2006-6 A4 6.000%, 4/25/36		11,271	6,820
Series 2006-HYB3 3A1B 3.042%, 5/20/36 (l)		2,110	1,997
Series 2007-1 A1 6.000%, 3/25/37		33,366	19,140
Citigroup Mortgage Loan Trust,
Series 2006-AR1 2A1 2.490%, 3/25/36 (l)		4,921	4,592
Series 2007-10 22AA 3.396%, 9/25/37 (l)		7,033	6,373
CSMC Mortgage-Backed Trust,
Series 2007-6 A1 6.420%, 10/25/37 (l)		124,031	91,691
CSMC Trust,
Series 2007-4R 1A1 5.907%, 10/26/36 (l)§		4,830	4,235
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1 1.724%, 10/25/36 (l)		175	149
Eurosail-UK plc,
Series 2007-3X A3A 2.540%, 6/13/45 (l)(m)	GBP	33,008	39,946
Series 2007-3X A3C 2.540%, 6/13/45 (l)(m)		14,668	17,704
FHLMC,
Series 278 F1 1.774%, 9/15/42 STRIPS (l)		$62,331	61,783

See Notes to Financial Statements.

1233

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EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)

FHLMC Structured Pass-Through Certificates,
Series T-62 1A1 1.676%, 10/25/44 (l)		$34,924	$35,885
Series T-63 1A1 1.524%, 2/25/45 (l)		10,763	10,973
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1 2.778%, 6/25/34 (l)		2,785	2,688
Series 2006-FA8 1A7 6.000%, 2/25/37		9,843	4,786
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1 3.213%, 8/25/35 (l)		3,490	2,356
FNMA,
Series 2003-W8 3F2 1.974%, 5/25/42 (l)		849	843
Series 2004-63 FA 1.774%, 8/25/34 (l)		503	494
Series 2006-30 KF 2.064%, 5/25/36 (l)		186	186
Series 2006-5 3A2 2.084%, 5/25/35 (l)		3,065	3,136
Series 2007-63 FC 1.974%, 7/25/37 (l)		90	89
GNMA,
Series 2017-H10 FB 1.968%, 4/20/67 (l)		55,567	54,880
Series 2018-H15 FG 0.382%, 8/20/68 (l)		105,758	103,068
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1 2.164%, 11/25/45 (l)		5,207	4,549
Series 2006-AR4 A6A 1.984%, 9/25/46 (l)		52,376	47,520
GreenPoint MTA Trust,
Series 2005-AR1 A2 2.064%, 6/25/45 (l)		3,712	3,452
GSR Mortgage Loan Trust,
Series 2004-12 3A6 2.518%, 12/25/34 (l)		2,582	2,360
Series 2005-AR1 1A1 2.568%, 1/25/35 (l)		1,219	1,145
Series 2005-AR4 6A1 3.574%, 7/25/35 (l)		2,050	1,987
Series 2005-AR6 2A1 2.938%, 9/25/35 (l)		2,710	2,631
HarborView Mortgage Loan Trust,
Series 2005-13 2A11 2.172%, 2/19/36 (l)		1,929	1,095
Series 2005-2 2A1A 2.052%, 5/19/35 (l)		873	800
Series 2005-9 2A1A 2.292%, 6/20/35 (l)		1,822	1,691
Hawksmoor Mortgages,
Series 2019-1A A 2.239%, 5/25/53 (l)§	GBP	194,954	237,268
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1 2A1 3.132%, 11/25/35 (l)		$1,049	1,014

IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10 2A2A 2.404%, 5/25/34 (l)		341	306
Series 2004-AR11 2A 3.015%, 12/25/34 (l)		1,575	1,544
Series 2005-AR14 1A1A 2.184%, 7/25/35 (l)		3,921	3,016
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1 2.084%, 3/25/36 (l)		147,089	139,103
Series 2006-A7 1A4 2.084%, 12/25/36 (l)		28,947	26,808
JP Morgan Mortgage Trust,
Series 2005-A1 6T1 2.496%, 2/25/35 (l)		1,527	1,454
Series 2005-A6 2A1 2.661%, 8/25/35 (l)		2,332	2,239
Series 2005-A6 4A1 2.724%, 9/25/35 (l)		321	292
Series 2005-A6 7A1 2.908%, 8/25/35 (l)		2,015	1,772
Series 2007-A1 1A1 2.870%, 7/25/35 (l)		2,309	2,297
Series 2007-A1 3A3 2.947%, 7/25/35 (l)		3,099	2,987
Series 2008-R2 1A1 3.043%, 7/27/37 (l)§		9,531	8,852
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7 3.052%, 11/21/34 (l)		1,713	1,631
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1 2.024%, 11/15/31 (l)		1,286	1,255
Merrill Lynch Mortgage Investors Trust,
Series 2005-A9 5A1 2.933%, 12/25/35 (l)		1,774	1,368
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR 5A4 2.535%, 6/25/36 (l)		4,280	4,217
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1 1.764%, 12/15/30 (l)		1,349	1,282
New Residential Mortgage Loan Trust,
Series 2019-RPL2 A1 3.250%, 2/25/59 (l)§		50,311	49,046
Series 2019-RPL3 A1 2.750%, 7/25/59 (l)§		225,979	218,489
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates,
Series 2005-5 1A1D 2.384%, 12/25/35 (l)		145,132	139,781
RALI Trust,
Series 2005-QO1 A1 1.924%, 8/25/35 (l)		1,542	1,207
Series 2007-QH8 A 1.259%, 10/25/37 (l)		33,866	31,079
Residential Asset Securitization Trust,
Series 2005-A5 A3 2.024%, 5/25/35 (l)		17,440	12,045

See Notes to Financial Statements.

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June 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)

Series 2006-A10 A5 6.500%, 9/25/36		$8,391	$3,626
Series 2007-A6 2A1 6.500%, 6/25/37		124,066	35,027
Residential Mortgage Securities 32 plc,
Series 32A A 2.438%, 6/20/70 (l)§		GBP 74,003	89,774
RFMSI Trust,
Series 2007-S6 1A10 6.000%, 6/25/37		$4,413	3,839
Sequoia Mortgage Trust,
Series 2007-3 1A1 1.995%, 7/20/36 (l)		9,555	8,464
Series 5 A 2.295%, 10/19/26 (l)		406	392
Stratton Mortgage Funding plc,
Series 2019-1 A 2.389%, 5/25/51 (l)(m)	GBP	67,193	81,791
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2 2.543%, 2/25/34 (l)		$1,426	1,375
Series 2004-19 2A1 1.876%, 1/25/35 (l)		1,560	1,353
Series 2005-17 3A1 2.961%, 8/25/35 (l)		1,558	1,433
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1 2.255%, 10/19/34 (l)		909	865
Series 2005-AR5 A1 2.095%, 7/19/35 (l)		1,526	1,399
Series 2005-AR5 A2 2.095%, 7/19/35 (l)		1,760	1,655
Series 2005-AR5 A3 2.095%, 7/19/35 (l)		5,321	4,941
Series 2006-AR3 11A1 2.044%, 4/25/36 (l)		3,549	3,145
Series 2006-AR4 2A1 2.004%, 6/25/36 (l)		793	772
Towd Point Mortgage Funding Granite4 plc,
Series 2019-GR4A A1 2.333%, 10/20/51 (l)§	GBP	196,171	238,011
Towd Point Mortgage Trust,
Series 2019-HY2 A1 2.624%, 5/25/58 (l)§		$30,712	30,357
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A 1.676%, 11/25/42 (l)		264	246
Series 2005-AR10 3A1 2.819%, 8/25/35 (l)		359	329
Series 2005-AR14 2A1 2.866%, 12/25/35 (l)		1,363	1,296
Series 2006-AR3 A1A 1.476%, 2/25/46 (l)		1,654	1,502
Series 2006-AR7 3A 1.723%, 7/25/46 (l)		10,381	9,289
Series 2007-OA4 1A 1.246%, 5/25/47 (l)		4,336	3,908

Total Collateralized Mortgage Obligations			2,383,236

Commercial Mortgage-Backed Security (0.0%)†
AREIT Trust,
Series 2020-CRE4 A 3.508%, 4/15/37 (l)§		7,492	7,238

Total Commercial Mortgage-Backed Security			7,238

Corporate Bonds (0.7%)
Financials (0.7%)
Banks (0.5%)
Bank of America Corp.
Series FF (ICE LIBOR USD 3 Month + 2.93%), 5.875%, 3/15/28(k)(y)		20,000	17,456
UniCredit SpA 7.830%, 12/4/23§		350,000	362,538

			379,994

Consumer Finance (0.2%)
Ford Motor Credit Co. LLC 3.550%, 10/7/22		200,000	199,500

Total Financials			579,494

Information Technology (0.0%)†
Software (0.0%)†
VMware, Inc.
3.900%, 8/21/27		10,000	9,584

Total Information Technology			9,584

Total Corporate Bonds			589,078

Foreign Government Securities (7.6%)
Buoni Poliennali del Tesoro
1.400%, 5/26/25 TIPS (m)	EUR	2,302,093	2,513,732
0.400%, 5/15/30 TIPS (m)		332,883	331,927
0.100%, 5/15/33 TIPS (m)		106,578	96,489
Canada Government Bond
4.250%, 12/1/26 TIPS	CAD	239,224	214,164
Commonwealth of Australia
3.000%, 9/20/25 TIPS (m)	AUD	437,943	330,712
French Republic
0.100%, 3/1/26 TIPS (m)	EUR	100,000	111,141
0.100%, 7/25/31 TIPS (m)		109,437	119,807
0.100%, 7/25/38 TIPS (m)		214,902	223,631
Japan Government Bond CPI Linked
0.100%, 3/10/28 TIPS	JPY	70,945,800	549,159
0.005%, 3/10/31 TIPS		20,482,600	159,603
Kingdom of Saudi Arabia
4.000%, 4/17/25 (m)		$200,000	201,000
Mex Bonos Desarr Fix Rt
7.750%, 5/29/31	MXN	1,980,000	90,738
New Zealand Government Bond
2.000%, 9/20/25 TIPS (m)	NZD	274,965	175,563
3.000%, 9/20/30 TIPS (m)		616,252	413,569
Republic of Peru
5.940%, 2/12/29§	PEN	200,000	47,596
U.K. Treasury Inflation Linked Bonds
1.875%, 11/22/22 TIPS (m)	GBP	325,394	409,871
0.125%, 3/22/24 TIPS (m)		414,075	532,507

Total Foreign Government Securities			6,521,209

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)

Mortgage-Backed Securities (2.6%)
FNMA UMBS
3.500%, 2/1/48	$115,913	$113,289
FNMA/FHLMC UMBS, 30 Year, Single Family 3.500%, 8/25/52 TBA	2,200,000	2,115,523

Total Mortgage-Backed Securities		2,228,812

U.S. Government Agency Securities (19.1%)
FFCB 0.130%, 8/10/22	10,000,000	9,983,498
(SOFR + 0.03%), 1.540%, 6/14/23 (k)	6,400,000	6,400,811

Total U.S. Government Agency Securities		16,384,309

U.S. Treasury Obligations (104.9%)
U.S. Treasury Bonds 1.625%, 11/15/50 (z)	1,040,000	738,075
U.S. Treasury Inflation Linked Bonds
2.000%, 1/15/26 TIPS	1,252,702	1,329,294
2.375%, 1/15/27 TIPS (v)	28,672	31,196
1.750%, 1/15/28 TIPS	2,677,239	2,845,693
3.625%, 4/15/28 TIPS	3,574,980	4,182,745
2.500%, 1/15/29 TIPS	632,888	705,658
3.875%, 4/15/29 TIPS	1,039,356	1,256,887
2.125%, 2/15/40 TIPS	1,029,952	1,214,562
2.125%, 2/15/41 TIPS	316,846	372,042
0.750%, 2/15/42 TIPS	1,356,238	1,254,202
0.625%, 2/15/43 TIPS	679,039	608,036
1.375%, 2/15/44 TIPS	2,133,660	2,210,992
0.750%, 2/15/45 TIPS	2,480,035	2,250,654
1.000%, 2/15/46 TIPS	2,159,683	2,076,257
0.875%, 2/15/47 TIPS	1,449,181	1,358,615
1.000%, 2/15/48 TIPS	973,092	944,431
0.250%, 2/15/50 TIPS	281,130	226,002
0.125%, 2/15/51 TIPS	954,996	749,597
0.125%, 2/15/52 TIPS	311,568	247,283
U.S. Treasury Inflation Linked Notes
0.625%, 4/15/23 TIPS	9,520,866	9,688,521
0.375%, 7/15/23 TIPS	2,745,505	2,795,652
0.625%, 1/15/24 TIPS	1,908,137	1,940,039
0.500%, 4/15/24 TIPS	2,636,513	2,675,108
0.125%, 7/15/24 TIPS	2,435,160	2,461,356
0.125%, 10/15/24 TIPS	3,493,204	3,517,499
0.250%, 1/15/25 TIPS (v)	122,062	122,877
0.125%, 4/15/25 TIPS	2,395,238	2,398,174
0.375%, 7/15/25 TIPS (w)	304,783	308,004
0.125%, 10/15/25 TIPS	2,005,614	2,006,867
0.625%, 1/15/26 TIPS	2,019,772	2,045,177
0.125%, 7/15/26 TIPS (v)	229,163	227,582
0.125%, 10/15/26 TIPS (z)	1,269,612	1,259,409
0.375%, 1/15/27 TIPS	1,328,504	1,325,178
0.125%, 4/15/27 TIPS	819,160	807,376
0.375%, 7/15/27 TIPS (z)	3,864,748	3,857,143
0.500%, 1/15/28 TIPS	3,703,741	3,685,000
0.750%, 7/15/28 TIPS	3,697,118	3,733,258
0.875%, 1/15/29 TIPS	1,488,461	1,505,701
0.250%, 7/15/29 TIPS	2,819,949	2,742,465
0.125%, 1/15/30 TIPS	2,932,857	2,807,184
0.125%, 7/15/30 TIPS	2,649,884	2,534,265
0.125%, 1/15/31 TIPS	1,466,005	1,398,651
0.125%, 7/15/31 TIPS	6,504,440	6,208,692
0.125%, 1/15/32 TIPS (z)	3,024,555	2,880,682
U.S. Treasury Notes 1.750%, 12/31/24 (z)	330,000	320,100

Total U.S. Treasury Obligations		89,854,181

Total Long-Term Debt Securities (145.5%) (Cost $126,421,250)		124,688,295

SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (48.9%)
FHLB 1.34%, 8/19/22 (o)(p)	25,000,000	24,953,540
FHLMC 1.51%, 8/29/22 (o)(p)	17,000,000	16,957,398

Total U.S. Government Agency Securities		41,910,938

Total Short-Term Investments (48.9%) (Cost $41,903,823)		41,910,938

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.6%)
Call Interest Rate Swaptions Purchased Payable (0.6%)
3 Years, February 2023 @1.41% v.1 Day SOFR Exercise Price: USD 1.41, Notional Amount: USD 1,800,000 Counterparty: Barclays Bank plc*	1,800,000	53,525
32 Years, November 2022 @0.19% v. 6 Month EURIBOR Exercise Price: EUR 0.19, Notional Amount: EUR 250,000 Counterparty: Morgan Stanley*	250,000	106,241
32 Years, November 2022 @0.20% v. 6 Month EURIBOR Exercise Price: EUR 0.20, Notional Amount: EUR 700,000 Counterparty: Barclays Bank plc*	700,000	296,385

		456,151

Put Options Purchased (0.0%)†
Put Interest Rate Swaptions Purchased Payable (0.0%)†
2 Years, January 2023 @1.71% v.1 Day SOFR Exercise Price: USD 1.71, Notional Amount: USD 3,500,000 Counterparty: JPMorgan Chase Bank*	3,500,000	5,002
3 Years, February 2023 @1.72% v.1 Day SOFR Exercise Price: USD 1.72, Notional Amount: USD 3,300,000 Counterparty: Citibank NA*	3,300,000	5,996
3 Years, January 2023 @1.43% v.1 Day SOFR Exercise Price: USD 1.43, Notional Amount: USD 1,800,000 Counterparty: Morgan Stanley*	1,800,000	1,651

See Notes to Financial Statements.

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EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Contracts	Value (Note 1)

6 Years, April 2023 @2.20% v.1 Day SOFR Exercise Price: USD 2.20, Notional Amount: USD 1,400,000 Counterparty: Goldman Sachs Bank USA*	1,400,000	$14,679
6 Years, May 2023 @2.20% v.1 Day SOFR Exercise Price: USD 2.20, Notional Amount: USD 2,500,000 Counterparty: Morgan Stanley*	2,500,000	28,969

		56,297

Total Options Purchased (0.6%) (Cost $173,127)		512,448

Total Investments in Securities (195.0%) (Cost $168,498,200)		167,111,681
Other Assets Less Liabilities (-95.0%)		(81,404,959)

Net Assets (100%)		$85,706,722

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2022, the market value of these securities amounted to $6,513,071 or 7.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2022. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2022.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2022.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2022, the market value of these securities amounted to $5,599,390 or 6.5% of net assets.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2022.
(p)	Yield to maturity.
(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $221,110.
(w)	All, or a portion of security held by broker as collateral for TBA contracts, with a total collateral value of $4,927.
(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2022.

(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1

Glossary:

ARM	—	Adjustable Rate Mortgage
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CDX	—	Credit Default Swap Index
CLO	—	Collateralized Loan Obligation
CPI	—	Consumer Price Index
EUR	—	European Currency Unit
EURIBOR	—	Euro Interbank Offered Rate
FFCB	—	Federal Farm Credit Bank
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FRCPI	—	French Consumer Price Index
GBP	—	British Pound
GNMA	—	Government National Mortgage Association
HICPxT	—	Harmonised Index of Consumer Prices ex Tobacco
ICE	—	Intercontinental Exchange
JPY	—	Japanese Yen
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
NZD	—	New Zealand Dollar
PEN	—	Peruvian Sol
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	—	To Be Announced; Security is subject to delayed delivery
TIPS	—	Treasury Inflation Protected Security
TONAR	—	Tokyo Over-Night Average Rate
UKRPI	—	United Kingdom Retail Price Index
UMBS	—	Uniform Mortgage-Backed Securities
USCPI	—	United States Consumer Price Index
USD	—	United States Dollar

See Notes to Financial Statements.

1237

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EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Futures contracts outstanding as of June 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	14	9/2022	EUR	2,182,796	64,425
Euro-Schatz	6	9/2022	EUR	686,271	(2,278)
Long Gilt	2	9/2022	GBP	277,496	(10,299)
U.S. Treasury 2 Year Note	22	9/2022	USD	4,620,344	(14,637)
U.S. Treasury 10 Year Note	42	9/2022	USD	4,978,312	24,535

					61,746

Short Contracts
Euro-Bobl	(8)	9/2022	EUR	(1,041,159)	12,962
Euro-BTP	(28)	9/2022	EUR	(3,612,661)	(132,389)
Euro-Buxl	(1)	9/2022	EUR	(171,403)	(6,394)
Euro-OAT	(5)	9/2022	EUR	(725,863)	22,435
Japan 10 Year Bond	(6)	9/2022	JPY	(6,571,787)	21,915
Short-Term Euro-BTP	(10)	9/2022	EUR	(1,141,113)	4,316
U.S. Treasury 5 Year Note	(53)	9/2022	USD	(5,949,250)	24,777
U.S. Treasury 10 Year Ultra Note	(38)	9/2022	USD	(4,840,250)	35,286
U.S. Treasury Long Bond	(23)	9/2022	USD	(3,188,375)	23,166

					6,074

					67,820

Forward Foreign Currency Contracts outstanding as of June 30, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	234,000	USD	245,798	Bank of America	8/16/2022	158
EUR	259,000	USD	271,458	JPMorgan Chase Bank	8/16/2022	775
USD	343,165	AUD	487,000	Citibank NA	8/16/2022	6,895
USD	223,210	CAD	286,000	HSBC Bank plc	8/16/2022	1,014
USD	401,595	EUR	374,000	Bank of America	8/16/2022	8,486
USD	3,434,817	EUR	3,254,000	Barclays Bank plc	8/16/2022	14,563
USD	58,198	EUR	55,000	HSBC Bank plc	8/16/2022	388
USD	1,986,360	EUR	1,877,327	Morgan Stanley	8/16/2022	13,115
USD	1,737,413	GBP	1,400,246	Bank of America	8/16/2022	31,535
USD	14,914	GBP	12,000	Citibank NA	8/16/2022	295
USD	160,690	JPY	20,900,000	Bank of America	8/16/2022	6,222
USD	38,931	JPY	5,000,000	Barclays Bank plc	8/16/2022	1,978
USD	34,819	JPY	4,700,000	Citibank NA	8/16/2022	82
USD	85,629	JPY	11,400,000	HSBC Bank plc	8/16/2022	1,374
USD	586,894	JPY	76,672,935	JPMorgan Chase Bank	8/16/2022	20,218
USD	628,029	NZD	987,000	Barclays Bank plc	8/16/2022	11,860

Total unrealized appreciation						118,958

USD	91,913	MXN	1,979,000	HSBC Bank plc	8/9/2022	(5,852)
EUR	595,000	USD	637,328	Bank of America	8/16/2022	(11,927)
EUR	497,000	USD	532,560	Morgan Stanley	8/16/2022	(10,166)
GBP	86,000	USD	105,374	Bank of America	8/16/2022	(604)
JPY	20,400,000	USD	153,788	Bank of America	8/16/2022	(3,015)
USD	60,477	EUR	58,000	Bank of America	8/16/2022	(486)
USD	41,806	EUR	40,000	HSBC Bank plc	8/16/2022	(238)
USD	41,742	EUR	40,000	Morgan Stanley	8/16/2022	(302)
USD	55,659	PEN	215,001	Bank of America**	9/6/2022	(110)

Total unrealized depreciation						(32,700)

Net unrealized appreciation						86,258

**	Non-deliverable forward.

See Notes to Financial Statements.

1238

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EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Written Call Options Contracts as of June 30, 2022 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)
11 Years, April 2023 @2.35% v.1 Day SOFR	Goldman Sachs Bank USA	800,000	USD	(800,000)	USD 2.35	4/26/2023	(14,291)
11 Years, February 2023 @1.56% v.1 Day SOFR	Barclays Bank plc	400,000	USD	(400,000)	USD 1.56	2/2/2023	(1,077)
11 Years, February 2023 @1.74% v.1 Day SOFR	Citibank NA	700,000	USD	(700,000)	USD 1.74	2/23/2023	(3,174)
11 Years, January 2023 @1.58% v.1 Day SOFR	Morgan Stanley	400,000	USD	(400,000)	USD 1.58	1/31/2023	(1,103)
11 Years, January 2023 @1.79% v.1 Day SOFR	JPMorgan Chase Bank	800,000	USD	(800,000)	USD 1.79	1/25/2023	(3,309)
11 Years, May 2023 @2.35% v.1 Day SOFR	Morgan Stanley	1,400,000	USD	(1,400,000)	USD 2.35	5/31/2023	(27,256)

							(50,210)

Written Put Options Contracts as of June 30, 2022 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)
12 Years, November 2022 @0.00% v.6 Month EURIBOR	Barclays Bank plc	2,100,000	EUR	(2,100,000)	EUR 0.01	11/4/2022	(453,945)
12 Years, November 2022 @0.00% v.6 Month EURIBOR	Morgan Stanley	800,000	EUR	(800,000)	EUR 1.00	11/2/2022	(172,757)
CDX North American Investment Grade 38-V1	Bank of America	100,000	USD	(100,000)	USD 0.01	7/20/2022	(75)
CDX North American Investment Grade 38-V1	Citibank NA	100,000	USD	(100,000)	USD 0.01	7/20/2022	(76)
CDX North American Investment Grade 38-V1	Goldman Sachs Bank USA	100,000	USD	(100,000)	USD 0.01	8/17/2022	(1,501)
CDX North American Investment Grade 38-V1	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD 0.01	8/17/2022	(321)
CDX North American Investment Grade 38-V1	Morgan Stanley	100,000	USD	(100,000)	USD 0.01	7/20/2022	(55)
CDX North American Investment Grade 38-V1	Morgan Stanley	200,000	USD	(200,000)	USD 0.01	8/17/2022	(271)
FNMA/FHLMC UMBS, 30 Year, Single Family	JPMorgan Chase Bank	100,000	USD	(100,000)	USD 0.99	9/7/2022	(610)
FNMA/FHLMC UMBS, 30 Year, Single Family	JPMorgan Chase Bank	100,000	USD	(100,000)	USD 1.00	9/7/2022	(771)
iTraxx Europe Main.36-V1	Bank of America	200,000	EUR	(200,000)	EUR 0.01	7/20/2022	(434)
iTraxx Europe Main.37-V1	Bank of America	200,000	EUR	(200,000)	EUR 0.01	8/17/2022	(655)

							(631,471)

Total Written Options Contracts (Premiums Received ($178,806))							(681,681)

Centrally Cleared Inflation-linked swap contracts outstanding as of June 30, 2022 (Note 1):

Floating Rate Index (1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Unrealized Appreciation (Depreciation) ($)	Value ($)
HICPXT at termination	0.33% at termination	Receive	7/15/2022	EUR	200,000	18,010	18,010
UKRPI at termination	4.22% at termination	Receive	8/15/2022	GBP	100,000	9,380	9,380
UKRPI at termination	4.18% at termination	Receive	9/15/2022	GBP	400,000	37,345	37,345
UKRPI at termination	4.48% at termination	Receive	9/15/2023	GBP	100,000	11,382	11,382
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	100,000	9,165	9,184
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	500,000	45,922	45,922
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	100,000	9,184	9,184
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	700,000	64,414	64,290
UKRPI at termination	6.29% at termination	Receive	3/15/2024	GBP	300,000	7,982	7,982
UKRPI at termination	6.29% at termination	Receive	3/15/2024	GBP	100,000	2,778	2,661
UKRPI at termination	6.44% at termination	Receive	5/15/2024	GBP	100,000	997	997
UKRPI at termination	6.60% at termination	Receive	5/15/2024	GBP	100,000	521	603
UKRPI at termination	6.60% at termination	Receive	5/15/2024	GBP	100,000	567	603
UKRPI at termination	6.60% at termination	Receive	5/15/2024	GBP	100,000	672	602
UKRPI at termination	6.60% at termination	Receive	5/15/2024	GBP	100,000	173	602
UKRPI at termination	5.20% at termination	Receive	6/15/2024	GBP	300,000	1,499	1,499
UKRPI at termination	5.33% at termination	Receive	6/15/2024	GBP	100,000	183	183
USCPI at termination	2.42% at termination	Receive	3/5/2026	USD	1,100,000	102,472	102,472
USCPI at termination	2.77% at termination	Receive	5/13/2026	USD	400,000	28,872	28,872
USCPI at termination	2.81% at termination	Receive	5/14/2026	USD	1,000,000	69,809	69,809

See Notes to Financial Statements.

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EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Floating Rate Index (1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Unrealized Appreciation (Depreciation) ($)	Value ($)
USCPI at termination	2.70% at termination	Receive	5/25/2026	USD	300,000	22,298	22,298
UKRPI at termination	4.74% at termination	Receive	12/15/2026	GBP	300,000	17,167	13,531
UKRPI at termination	4.62% at termination	Receive	2/15/2027	GBP	200,000	7,729	7,729
UKRPI at termination	4.63% at termination	Receive	2/15/2027	GBP	300,000	11,379	11,379
HICPXT at termination	3.00% at termination	Receive	5/15/2027	EUR	200,000	568	665
USCPI at termination	2.65% at termination	Receive	9/10/2028	USD	100,000	4,649	4,649
UKRPI at termination	4.30% at termination	Receive	1/15/2032	GBP	100,000	2,902	3,236
UKRPI at termination	4.30% at termination	Receive	1/15/2032	GBP	200,000	6,171	6,471
HICPXT at termination	2.46% at termination	Pay	6/15/2032	EUR	100,000	537	537
HICPXT at termination	2.59% at termination	Pay	3/15/2052	EUR	100,000	4,887	2,300

						499,614	494,377

HICPXT at termination	2.60% at termination	Receive	5/15/2032	EUR	200,000	(1,034)	(918)
HICPXT at termination	2.60% at termination	Receive	5/15/2032	EUR	100,000	(1,420)	(459)
HICPXT at termination	2.57% at termination	Receive	6/15/2032	EUR	200,000	(3,563)	(3,563)
HICPXT at termination	2.72% at termination	Receive	6/15/2032	EUR	200,000	(7,234)	(6,847)
HICPXT at termination	2.72% at termination	Receive	6/15/2032	EUR	200,000	(4,929)	(6,847)
FRCPI at termination	1.52% at termination	Pay	10/15/2028	EUR	820,000	(83,701)	(83,701)
HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	100,000	(17,127)	(17,841)
HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	200,000	(34,595)	(35,667)
HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	100,000	(17,356)	(17,833)
HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	100,000	(17,185)	(17,833)
HICPXT at termination	2.49% at termination	Pay	5/15/2037	EUR	100,000	(247)	(47)
HICPXT at termination	2.49% at termination	Pay	5/15/2037	EUR	60,000	(28)	(28)
HICPXT at termination	2.42% at termination	Pay	5/15/2052	EUR	20,000	(370)	(370)
UKRPI at termination	3.85% at termination	Pay	9/15/2024	GBP	300,000	(29,424)	(29,424)
UKRPI at termination	3.85% at termination	Pay	9/15/2024	GBP	200,000	(19,589)	(19,616)
UKRPI at termination	3.33% at termination	Pay	1/15/2025	GBP	700,000	(106,400)	(98,065)
UKRPI at termination	3.33% at termination	Pay	1/15/2025	GBP	200,000	(30,424)	(28,018)
UKRPI at termination	3.33% at termination	Pay	1/15/2025	GBP	200,000	(30,890)	(28,018)
UKRPI at termination	3.58% at termination	Pay	11/15/2028	GBP	100,000	(12,420)	(12,420)
UKRPI at termination	3.59% at termination	Pay	11/15/2028	GBP	160,000	(19,541)	(19,541)
UKRPI at termination	3.60% at termination	Pay	11/15/2028	GBP	80,000	(9,740)	(9,740)
UKRPI at termination	3.48% at termination	Pay	8/15/2030	GBP	800,000	(162,823)	(155,162)
UKRPI at termination	4.07% at termination	Pay	9/15/2031	GBP	100,000	(9,455)	(9,455)
UKRPI at termination	3.58% at termination	Pay	3/15/2036	GBP	100,000	(16,610)	(17,555)
UKRPI at termination	3.58% at termination	Pay	3/15/2036	GBP	100,000	(17,499)	(17,555)
UKRPI at termination	3.58% at termination	Pay	3/15/2036	GBP	100,000	(16,717)	(17,555)
USCPI at termination	5.00% at termination	Pay	3/3/2023	USD	100,000	(1,771)	(1,771)
USCPI at termination	5.03% at termination	Pay	3/8/2023	USD	200,000	(3,304)	(3,304)
USCPI at termination	5.47% at termination	Pay	3/21/2023	USD	1,000,000	(9,982)	(9,982)
USCPI at termination	5.32% at termination	Pay	4/29/2023	USD	200,000	(887)	(887)
USCPI at termination	1.76% at termination	Pay	11/4/2029	USD	100,000	(14,407)	(14,388)
USCPI at termination	1.76% at termination	Pay	11/4/2029	USD	200,000	(28,256)	(28,775)
USCPI at termination	1.76% at termination	Pay	11/4/2029	USD	600,000	(86,327)	(86,327)
USCPI at termination	1.88% at termination	Pay	11/20/2029	USD	200,000	(26,689)	(26,496)
USCPI at termination	1.88% at termination	Pay	11/20/2029	USD	100,000	(13,248)	(13,248)

						(855,192)	(839,256)

Total Centrally Cleared inflation-linked swap contracts outstanding						(355,578)	(344,879)

See Notes to Financial Statements.

1240

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EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Centrally Cleared Interest rate swap contracts outstanding as of June 30, 2022 (Note 1):

Floating Rate Index (1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month EURIBOR Semi-Annual	1.00 annually	Pay	5/18/2027	EUR	100,000	—	(3,562)	(3,562)
6 month EURIBOR Semi-Annual	1.00 annually	Pay	5/13/2027	EUR	300,000	—	(10,583)	(10,583)
6 month EURIBOR Semi-Annual	0.65 annually	Pay	5/11/2027	EUR	200,000	—	(10,596)	(10,596)
6 month EURIBOR Semi-Annual	0.65 annually	Pay	4/12/2027	EUR	300,000	—	(15,211)	(15,211)
1 day TONAR Annual	0.05 annually	Pay	12/15/2031	JPY	40,000,000	(3,044)	(8,107)	(11,151)

Total Centrally Cleared Interest rate swaps contracts outstanding						(3,044)	(48,059)	(51,103)

(1)	Value of floating rate index at June 30, 2022 was as follows:

Floating Rate Index	Value
1 day TONAR JPY	(0.01)%
6 Month EURIBOR EUR	0.26%
FRCPI EUR	1.13%
HICPxT EUR	1.17%
UKRPI GBP	3.40%
USCPI USD	2.96%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$6,720,232	$—	$6,720,232
Centrally Cleared Inflation-linked Swaps	—	499,614	—	499,614
Collateralized Mortgage Obligations	—	2,383,236	—	2,383,236
Commercial Mortgage-Backed Security	—	7,238	—	7,238
Corporate Bonds
Financials	—	579,494	—	579,494
Information Technology	—	9,584	—	9,584
Foreign Government Securities	—	6,521,209	—	6,521,209
Forward Currency Contracts	—	118,958	—	118,958
Futures	233,817	—	—	233,817
Mortgage-Backed Securities	—	2,228,812	—	2,228,812
Options Purchased
Call Options Purchased	—	456,151	—	456,151
Put Options Purchased	—	56,297	—	56,297

See Notes to Financial Statements.

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EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
U.S. Government Agency Securities	$—	$41,910,938	$—	$41,910,938
U.S. Government Agency Securities	—	16,384,309	—	16,384,309
U.S. Treasury Obligations	—	89,854,181	—	89,854,181

Total Assets	$233,817	$167,730,253	$—	$167,964,070

Liabilities:
Centrally Cleared Inflation-linked Swaps	$—	$(855,192)	$—	$(855,192)
Centrally Cleared Interest Rate Swaps	—	(48,059)	—	(48,059)
Forward Currency Contracts	—	(32,700)	—	(32,700)
Futures	(165,997)	—	—	(165,997)
Options Written
Call Options Written	—	(50,210)	—	(50,210)
Put Options Written	—	(631,471)	—	(631,471)

Total Liabilities	$(165,997)	$(1,617,632)	$—	$(1,783,629)

Total	$67,820	$166,112,621	$—	$166,180,441

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$1,245,879	*,**
Foreign exchange contracts	Receivables	118,958

Total		$1,364,837

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(1,747,541	)*,**
Foreign exchange contracts	Payables	(32,700)
Credit contracts	Payables	(3,388)

Total		$(1,783,629)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.
**

Includes cumulative appreciation/depreciation of centrally cleared swap contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$26,879	$1,698,979	$—	$(189,322)	$1,536,536
Foreign exchange contracts	—	—	866,845	—	866,845
Credit contracts	10,540	—	—	2,298	12,838

Total	$37,419	$1,698,979	$866,845	$(187,024)	$2,416,219

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$272,686	$12,687	$—	$133,732	$419,105
Foreign exchange contracts	—	—	7,915	—	7,915

Total	$272,686	$12,687	$7,915	$133,732	$427,020

^ This Portfolio held forward foreign currency contracts, futures contracts, option contracts and swaps contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $12,064,000, futures contracts with an average notional balance of approximately $43,809,000, option contracts with an average notional balance of approximately $755,000 and swaps contracts with an average notional balance of approximately $18,444,000 during the six months ended June 30, 2022.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2022:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$46,401	$(17,306)	$(10,000)	$19,095
Barclays Bank plc	378,311	(378,311)	—	—
Citibank NA	13,268	(3,250)	—	10,018
Goldman Sachs Bank USA	14,679	(14,679)	—	—
HSBC Bank plc	2,776	(2,776)	—	—
JPMorgan Chase Bank	25,995	(4,690)	—	21,305
Morgan Stanley	149,976	(149,976)	—	—

Total	$631,406	$(570,988)	$(10,000)	$50,418

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged*	Net Amount Due to Counterparty
Bank of America	$17,306	$(17,306)	$—	$—
Barclays Bank plc	455,022	(378,311)	(76,711)	—
Citibank NA	3,250	(3,250)	—	—
Goldman Sachs Bank USA	16,113	(14,679)	—	1,434
HSBC Bank plc	6,090	(2,776)	—	3,314
JPMorgan Chase Bank	4,690	(4,690)	—	—
Morgan Stanley	211,910	(149,976)	—	61,934

Total	$714,381	$(570,988)	$(76,711)	$66,682

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
*	The table above does not include the additional collateral pledged from the counterparty. Total additional collateral pledged is $144,399.

See Notes to Financial Statements.

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EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
Credit Suisse	1.59%	6/28/2022	7/5/2022	$(1,465,097)	$(1,464,666)
Credit Suisse	1.59	6/28/2022	7/5/2022	(704,925)	(704,822)
Credit Suisse	1.59	6/28/2022	7/5/2022	(318,553)	(318,542)
Credit Suisse	1.59	6/29/2022	7/6/2022	(705,763)	(705,927)
Credit Suisse	1.59	6/29/2022	7/6/2022	(2,868,501)	(2,869,312)
Morgan Stanley & Co. LLC	1.53	6/23/2022	7/14/2022	(9,729,612)	(9,734,807)
Morgan Stanley & Co. LLC	1.53	6/23/2022	7/7/2022	(4,767,223)	(4,769,811)
Morgan Stanley & Co. LLC	1.62	6/29/2022	7/6/2022	(1,258,436)	(1,258,801)

					$(21,826,688)

(1)	The average amount of borrowings while outstanding for 181 days during the six months ended June 30, 2022, was approximately $23,210,000 at a weighted average interest rate of 0.42%.
(2)	Payable for sale-buyback transactions includes $8,578 of deferred price drop on sale-buyback transactions.

	June 30, 2022
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Bonds	$—	$(2,169,488)	$—	$—	$(2,169,488)
U.S. Treasury Notes	—	(19,657,200)	—	—	(19,657,200)

Total Borrowings	$—	$(21,826,688)	$—	$—	$(21,826,688)

Gross amount of recognized liabilities for sale-buybacks					$(21,826,688)

The following is a summary by counterparty of sale-buyback transactions and collateral (received)/pledged as of June 30, 2022:

Counterparty	Payable for Sale-Buyback Transactions	Collateral Pledged (Sale-buyback positions)	Cash Collateral (Received)/ Pledged	Net Exposure (3)
Credit Suisse	$(6,063,269)	$6,110,551	$—	$47,282
Morgan Stanley & Co. LLC	(15,763,419)	15,684,246	—	(79,173)

	$(21,826,688)	$21,794,797	$—	$(31,891)

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$26,782,838
Long-term U.S. government debt securities	23,021,550

$49,804,388

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$25,742,156
Long-term U.S. government debt securities	17,306,442

$43,048,598

See Notes to Financial Statements.

1244

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EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,496,620
Aggregate gross unrealized depreciation	(7,952,961)

Net unrealized depreciation	$(2,456,341)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$168,644,437

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $168,498,200)	$167,111,681
Cash	711,861
Foreign cash (Cost $93,807)	94,013
Cash held as collateral at broker for futures	519,000
Cash held as collateral at broker for swaps	128,000
Receivable for forward settling transactions	2,127,641
Dividends, interest and other receivables	223,241
Receivable for securities sold	183,068
Unrealized appreciation on forward foreign currency contracts	118,958
Variation Margin on Centrally Cleared Swaps	53,415
Receivable for Portfolio shares sold	35,115
Other assets	1,069

Total assets	171,307,062

LIABILITIES
Payable for securities purchased	58,472,045
Payable for sale-buyback financing transactions	21,826,688
Payable for forward settling transactions	4,272,125
Options written, at value (Premiums received $178,806)	681,681
Payable for Portfolio shares redeemed	193,176
Unrealized depreciation on forward foreign currency contracts	32,700
Distribution fees payable – Class IB	17,953
Investment management fees payable	12,556
Payable for return of cash collateral on forward foreign currency contracts	10,000
Administrative fees payable	6,631
Due to broker for futures variation margin	2,529
Accrued expenses	72,256

Total liabilities	85,600,340

NET ASSETS	$85,706,722

Net assets were comprised of:
Paid in capital	$86,639,669
Total distributable earnings (loss)	(932,947)

Net assets	$85,706,722

Class IB
Net asset value, offering and redemption price per share, $85,706,722 / 7,254,794 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.81

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Interest (net of $123 foreign withholding tax)	$3,234,537
Securities lending (net)	63

Total income	3,234,600

EXPENSES
Investment management fees	225,649
Distribution fees – Class IB	112,825
Interest expense	57,737
Professional fees	42,155
Administrative fees	41,302
Custodian fees	32,529
Printing and mailing expenses	9,587
Trustees’ fees	1,385
Miscellaneous	11,071

Gross expenses	534,240
Less: Waiver from investment manager	(138,202)

Net expenses	396,038

NET INVESTMENT INCOME (LOSS)	2,838,562

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	3,420,287
Futures contracts	1,698,979
Forward foreign currency contracts	866,845
Foreign currency transactions	(39,203)
Swaps	(187,024)
Options written	37,419
Securities sold short	(219)

Net realized gain (loss)	5,797,084

Change in unrealized appreciation (depreciation) on:
Investments in securities	(16,286,587)
Futures contracts	12,687
Forward foreign currency contracts	7,915
Foreign currency translations	(78,294)
Options written	(424,739)
Swaps	133,732

Net change in unrealized appreciation (depreciation)	(16,635,286)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(10,838,202)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(7,999,640)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,838,562	$3,195,416
Net realized gain (loss)	5,797,084	773,055
Net change in unrealized appreciation (depreciation)	(16,635,286)	703,397

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(7,999,640)	4,671,868

Distributions to shareholders:
Class IB	—	(6,362,512)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 831,990 and 1,734,651 shares, respectively ]	10,299,221	23,156,403
Capital shares issued in reinvestment of dividends and distributions [ 0 and 501,980 shares, respectively ]	—	6,362,512
Capital shares repurchased [ (988,941) and (1,763,219) shares, respectively ]	(12,179,996)	(23,431,373)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,880,775)	6,087,542

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,880,415)	4,396,898
NET ASSETS:
Beginning of period	95,587,137	91,190,239

End of period	$85,706,722	$95,587,137

See Notes to Financial Statements.

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STATEMENT OF CASH FLOWS

For the Six Months Ended June 30, 2022 (Unaudited)

INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase/(decrease) in net assets from operations	$(7,999,640)
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided (used) by operating activities:
Purchase of investments in securities	(337,808,167)
Proceeds from disposition of investment securities	328,312,684
Decrease in receivable for forward settling transactions	4,278,023
Decrease in payable for forward settling transactions	(5,293,863)
Change in unrealized (appreciation) depreciation on investments in securities	16,286,587
Change in unrealized (appreciation) depreciation on options written	424,739
Change in unrealized (appreciation) depreciation on forward foreign currency contracts	(7,915)
Net realized (gain) loss on investments in securities	(3,420,287)
Net realized (gain) loss on securities sold short	219
Net amortization (accretion) of income	(2,414,508)
Increase in premiums received on options written	91,124
Decrease in receivable for variation margin on centrally cleared swaps	52,618
Decrease in due from broker for futures variation margin	13,901
Increase in payable for return of cash collateral on forward foreign currency contracts	10,000
Increase in due to broker for futures variation margin	2,529
Increase in other assets	(600)
Decrease in administrative fees payable	(618)
Decrease in distribution fees payable – Class IB	(1,949)
Decrease in investment management fees payable	(3,025)
Increase in dividends, interest and other receivables	(6,793)
Decrease in accrued expenses	(19,676)

Net cash provided (used) by operating activities	(7,504,617)

Cash flows provided (used) by financing activities:
Proceeds from shares sold	10,695,545
Payment for shares repurchased	(12,127,572)
Proceeds from sale-buyback transactions	658,270,032
Payments on sale-buyback transactions	(648,613,778)
Decrease in payable for sale-buyback financing transactions	(1,725,010)

Net cash provided (used) by financing activities	6,499,217

Net increase/(decrease) in cash	(1,005,400)

Cash, foreign cash and restricted cash:
Beginning of the period	2,458,274

End of the period	$1,452,874

Supplemental disclosure of cash flow information:

For the six months ended June 30, 2022, the Portfolio paid $57,737 in interest expense.

Reconciliation of cash and restricted cash to the Statement of Assets and Liabilities:

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Cash	$711,861	$1,769,953
Foreign cash	94,013	196,321
Cash held as collateral at broker for futures	519,000	320,000
Cash held as collateral at broker for centrally cleared swaps	128,000	172,000

Total cash, foreign cash and restricted cash shown in the statement of cash flows	$1,452,874	$2,458,274

See Notes to Financial Statements.

1248

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,						October 22, 2018* to December 31, 2018
Class IB			2021		2020		2019
Net asset value, beginning of period	$12.90		$13.14		$12.44		$11.83		$11.87

Income (loss) from investment operations:
Net investment income (loss) (e)	0.39		0.47		0.10		0.13		0.03
Net realized and unrealized gain (loss)	(1.48)		0.21		1.29		0.87		—	#

Total from investment operations	(1.09)		0.68		1.39		1.00		0.03

Less distributions:
Dividends from net investment income	—		(0.50)		(0.17)		(0.25)		(0.05)
Distributions from net realized gains	—		(0.42)		(0.52)		(0.14)		(0.02)

Total dividends and distributions	—		(0.92)		(0.69)		(0.39)		(0.07)

Net asset value, end of period	$11.81		$12.90		$13.14		$12.44		$11.83

Total return (b)	(8.45)%		5.37%		11.28%		8.42%		0.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$85,707		$95,587		$91,190		$80,323		$86,212
Ratio of expenses to average net assets:
After waivers (a)(f)	0.88	%(g)(j)	0.77	%(g)(k)	0.84	%(g)(m)	1.45	%(g)(n)	1.38	%(g)(o)
Before waivers (a)(f)	1.18	%(g)	1.08	%(g)	1.19	%(g)	1.81	%(g)(n)	1.68	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	6.29%		3.51%		0.77%		1.09%		1.47	%(l)
Before waivers (a)(f)	5.99%		3.21%		0.42%		0.72%		1.17	%(l)
Portfolio turnover rate^	40	%(z)	119%		195%		224%		25	%(z)
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)

For the six months ended June 30, 2022, includes Interest Expense of 0.13%. Includes Interest Expense of 0.02%, 0.09%, Interest and Tax Expense of 0.70% and Interest Expense of 0.63% for years ended December 31, 2021, 2020, 2019 and 2018, respectively.

(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.88% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.77% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.84% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.45% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.38% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1249

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
U.S. Treasury Obligations	31.4%
Mortgage-Backed Securities	30.6
Asset-Backed Securities	17.0
Financials	12.3
Real Estate	7.0
Collateralized Mortgage Obligations	6.6
Commercial Mortgage-Backed Securities	6.1
Utilities	4.5
Foreign Government Securities	3.1
Consumer Discretionary	2.3
Information Technology	2.3
Communication Services	1.7
Energy	1.2
Municipal Bonds	1.0
Industrials	0.9
Repurchase Agreement	0.5
Health Care	0.3
Cash and Other	(28.8)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$888.50	$3.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.07	3.77

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.75%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1250

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EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (17.0%)
522 Funding CLO Ltd., Series 2018-3A AR 2.103%, 10/20/31 (l)§		$900,000	$877,008
A10 Bridge Asset Financing LLC, Series 2020-C A 2.021%, 8/15/40§		116,179	114,526
Accredited Mortgage Loan Trust,
Series 2006-2 A4 1.884%, 9/25/36 (l)		98,167	97,101
American Airlines Pass-Through Trust,
Series 2013-1 A 4.000%, 7/15/25		273,238	246,245
Series 2016-3 A 3.250%, 10/15/28		149,367	121,225
Series 2016-3 AA 3.000%, 10/15/28		224,036	199,503
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-R9 M1 2.329%, 11/25/35 (l)		168,307	167,232
Anchorage Capital CLO 6 Ltd., Series 2015-6A ARR 2.094%, 7/15/30 (l)§		1,000,000	984,579
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL1 A 2.229%, 1/15/37 (l)§		800,000	779,960
Ares XL CLO Ltd., Series 2016-40A A1RR 1.914%, 1/15/29 (l)§		717,698	706,724
Argent Securities Trust, Series 2006-W2 A2B 2.004%, 3/25/36 (l)		222,581	124,223
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2006-M1 A2C 1.924%, 7/25/36 (l)		668,994	237,446
Atrium XII, Series 12A AR 1.966%, 4/22/27 (l)§		593,019	584,467
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-HE7 2A2 1.944%, 8/25/36 (l)		17,858	17,365
Series 2006-HE9 1A2 1.774%, 11/25/36 (l)		166,819	161,003
Bear Stearns Asset-Backed Securities Trust,
Series 2005-HE2 M2 2.749%, 2/25/35 (l)		120,998	119,873
BlueMountain Fuji Eur CLO V DAC,
Series 5A A 0.910%, 1/15/33 (l)§	EUR	700,000	708,848
BRSP Ltd., Series 2021-FL1 A 2.762%, 8/19/38 (l)§		$800,000	767,945
Carlyle US CLO Ltd., Series 2017-1A A1R 2.063%, 4/20/31 (l)§		800,000	779,985
CBAM Ltd., Series 2018-5A A 2.064%, 4/17/31 (l)§		1,000,000	978,534
Series 2018-8A A1 2.183%, 10/20/29 (l)§		875,312	865,081
C-Bass Trust, Series 2006-CB9 A1 1.684%, 11/25/36 (l)		12,131	6,322
CIFC Funding Ltd., Series 2017-1A AR 2.108%, 4/23/29 (l)§		766,208	755,807
Citigroup Mortgage Loan Trust, Series 2006-WF2 A1 7.250%, 5/25/36 (e)		123,435	71,945
CLNC Ltd., Series 2019-FL1 A 2.874%, 8/20/35 (l)§		516,699	505,845
Countrywide Asset-Backed Certificates,
Series 2004-2 M1 2.374%, 5/25/34 (l)		20,041	19,914
Crestline Denali CLO XV Ltd., Series 2017-1A AR 2.093%, 4/20/30 (l)§		1,000,000	984,320
CVC Cordatus Loan Fund VII DAC,
Series 7A ARR 0.630%, 9/15/31 (l)§	EUR	700,000	706,891
CWABS Asset-Backed Certificates Trust,
Series 2006-2 M1 2.224%, 6/25/36 (l)		$107,938	106,454
Series 2006-21 2A4 1.854%, 5/25/37 (l)		271,439	256,764
Series 2006-24 1A 1.764%, 6/25/47 (l)		786,793	716,446
Series 2006-3 M2 2.209%, 6/25/36 (l)		800,000	766,789
CWABS, Inc. Asset-backed Certificates,
Series 2007-12 2A3 2.424%, 8/25/47 (l)		9,962	9,893
EMC Mortgage Loan Trust, Series 2001-A A 2.364%, 5/25/40 (l)§		3,327	3,235
Evergreen Credit Card Trust, Series 2019-2 A 1.900%, 9/15/24§		900,000	899,107
FHF Trust,
Series 2020-1A B 3.100%, 9/15/25§		800,000	793,071
Series 2022-1A A 4.430%, 1/18/28§		1,375,968	1,356,788
FORT CRE Issuer LLC, Series 2022-FL3 A 2.753%, 2/23/39 (l)§		800,000	778,553
Fremont Home Loan Trust,
Series 2005-D M1 2.239%, 11/25/35 (l)		300,000	278,644
Series 2006-E 2A1 1.684%, 1/25/37 (l)		2,291	1,074
FS Rialto Issuer LLC,
Series 2022-FL4 A 2.692%, 1/19/39 (l)§		900,000	869,395
Galaxy XV CLO Ltd.,
Series 2013-15A ARR 2.014%, 10/15/30 (l)§		900,000	881,633
GoodLeap Sustainable Home Solutions Trust,
Series 2022-2CS A 4.000%, 4/20/49§		881,648	834,808

See Notes to Financial Statements.

1251

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
GSAA Trust,
Series 2006-7 AF2 5.995%, 3/25/46 (l)	$260,195	$113,142
GSAMP Trust,
Series 2006-NC2 A2B 1.804%, 6/25/36 (l)	128,544	78,396
GSPA Monetization Trust, 6.422%, 10/9/29§	259,017	257,664
Home Equity Loan Trust,
Series 2007-FRE1 2AV3 1.854%, 4/25/37 (l)	358,817	350,270
JetBlue Pass-Through Trust,
Series 2020-1 A 4.000%, 11/15/32	811,660	746,099
JP Morgan Mortgage Acquisition Corp.,
Series 2005-FRE1 M1 2.239%, 10/25/35 (l)	169,596	166,784
Series 2006-FRE1 M1 2.209%, 5/25/35 (l)	104,388	102,678
JP Morgan Mortgage Acquisition Trust,
Series 2007-CH3 A5 1.884%, 3/25/37 (l)	47,709	47,152
LCCM Trust,
Series 2021-FL3 A 2.774%, 11/15/38 (l)§	800,000	767,125
LCM XV LP,
Series 15A AR2 2.063%, 7/20/30 (l)§	800,000	785,998
Lehman XS Trust,
Series 2006-8 2A1 1.984%, 6/25/36 (l)	23,674	23,640
LoanCore Issuer Ltd.,
Series 2018-CRE1 A 2.454%, 5/15/28 (l)§	40,660	40,478
Magnetite XVIII Ltd.,
Series 2016-18A AR2 2.291%, 11/15/28 (l)§	788,785	775,849
Marble Point CLO X Ltd.,
Series 2017-1A AR 2.084%, 10/15/30 (l)§	800,000	784,375
MASTR Asset-Backed Securities Trust,
Series 2006-FRE1 A4 2.204%, 12/25/35 (l)	39,440	39,202
Series 2006-FRE2 A5 2.104%, 3/25/36 (l)	164,898	117,545
MF1 Ltd.,
Series 2020-FL4 A 3.148%, 11/15/35 (l)§	800,000	793,891
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE5 A2D 2.124%, 8/25/36 (l)	467,190	242,653
Series 2006-WMC2 A2C 1.924%, 7/25/36 (l)	250,061	107,658
Mosaic Solar Loan Trust,
Series 2022-1A A 2.640%, 1/20/53§	1,451,472	1,329,609
Newcastle Mortgage Securities Trust,
Series 2006-1 M5 2.344%, 3/25/36 (l)	900,000	860,210
NovaStar Mortgage Funding Trust,
Series 2006-5 A2D 2.104%, 11/25/36 (l)	108,398	39,917
Option One Mortgage Loan Trust,
Series 2006-3 2A3 1.764%, 2/25/37 (l)	1,236,651	711,348
Series 2007-5 1A1 1.844%, 5/25/37 (l)	370,739	255,726
Series 2007-CP1 1A1 1.764%, 3/25/37 (l)	174,733	161,553
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-4 M2 2.314%, 11/25/35 (l)	441,286	425,502
OZLM IX Ltd.,
Series 2014-9A A1A3 2.163%, 10/20/31 (l)§	900,000	878,684
OZLM XVI Ltd.,
Series 2017-16A A1R 2.441%, 5/16/30 (l)§	800,000	786,685
Palmer Square Loan Funding Ltd.,
Series 2021-4A A1 1.844%, 10/15/29 (l)§	731,369	717,995
RAAC Trust,
Series 2006-SP2 M1 2.134%, 2/25/36 (l)	174,206	173,856
RAMP Trust,
Series 2005-RS4 M5 2.644%, 4/25/35 (l)	143,329	142,679
RASC Trust,
Series 2005-EMX5 A3 2.284%, 12/25/35 (l)	113,549	107,107
Series 2006-EMX2 M1 2.224%, 2/25/36 (l)	164,759	163,800
Series 2006-KS7 A4 1.864%, 9/25/36 (l)	42,341	42,247
Renaissance Home Equity Loan Trust,
Series 2006-4 AF2 5.285%, 1/25/37 (e)	546,459	222,992
Saranac CLO VI Ltd.,
Series 2018-6A A1R 2.861%, 8/13/31 (l)§	800,000	782,085
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5 A2A 1.754%, 5/25/37 (l)	34,898	28,381
SG Mortgage Securities Trust,
Series 2006-FRE1 A2C 2.164%, 2/25/36 (l)	67,980	39,145
SLM Student Loan Trust,
Series 2003-11 A6 2.379%, 12/15/25 (l)§	66,011	65,914
Sound Point CLO XII Ltd.,
Series 2016-2A AR2 2.113%, 10/20/28 (l)§	725,818	714,775
Sound Point CLO XV Ltd.,
Series 2017-1A ARR 2.084%, 1/23/29 (l)§	725,220	713,500
Sound Point CLO XVI Ltd.,
Series 2017-2A AR 2.164%, 7/25/30 (l)§	800,000	784,425
Soundview Home Loan Trust,
Series 2007-OPT5 1A1 2.524%, 10/25/37 (l)	592,446	464,546
Series 2007-WMC1 3A1 1.734%, 2/25/37 (l)	75,822	22,803

See Notes to Financial Statements.

1252

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Specialty Underwriting & Residential Finance Trust,
Series 2006-BC5 A2D 1.774%, 11/25/37 (l)		$558,572	$343,582
Stonepeak ABS,
Series 2021-1A AA 2.301%, 2/28/33§		717,459	669,030
Stratus CLO Ltd.,
Series 2021-2A A 1.963%, 12/28/29 (l)§		764,146	751,841
Series 2021-3A A 2.013%, 12/29/29 (l)§		787,297	775,175
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2007-GEL2 A3 2.074%, 5/25/37 (l)§		197,423	192,779
STWD Ltd.,
Series 2021-FL2 A 2.723%, 4/18/38 (l)§		800,000	781,580
Series 2022-FL3 A 2.129%, 11/15/38 (l)§		800,000	776,746
Sunnova Sol IV Issuer LLC,
Series 2022-A A 2.790%, 2/22/49§		1,688,976	1,520,683
Sunrun Demeter Issuer LLC,
Series 2021-2A A 2.270%, 1/30/57§		784,305	669,992
Tricolor Auto Securitization Trust,
Series 2022-1A A 3.300%, 2/18/25§		650,858	645,747
TRTX Issuer Ltd.,
Series 2019-FL3 A 2.742%, 10/15/34 (l)§		418,738	416,782
United Airlines Pass-Through Trust,
Series 2016-2 AA 2.875%, 10/7/28		609,697	546,127
Series 2020-1 A 5.875%, 10/15/27		846,842	832,276
WaMu Asset-Backed Certificates Trust,
Series 2007-HE2 2A3 1.874%, 4/25/37 (l)		217,879	92,262

Total Asset-Backed Securities			47,233,256

Collateralized Mortgage Obligations (6.6%)
Alba plc,
Series 2007-1 A3 1.478%, 3/17/39 (l)(m)	GBP	321,986	371,703
Alternative Loan Trust,
Series 2005-32T1 A3 2.624%, 8/25/35 (l)		$104,444	57,780
Series 2006-45T1 1A16 6.000%, 2/25/37		231,295	133,028
Series 2006-OA11 A1B 2.004%, 9/25/46 (l)		302,974	287,253
Series 2006-OA12 A1B 1.802%, 9/20/46 (l)		98,402	94,057
Series 2006-OA3 1A1 2.024%, 5/25/36 (l)		31,793	27,496
American Home Mortgage Assets Trust,
Series 2006-5 6.700%, 6/25/36 (e)		476,974	92,692
American Home Mortgage Investment Trust,
Series 2004-4 4A 4.086%, 2/25/45 (l)		51	50
Banc of America Funding Trust,
Series 2005-D A1 2.966%, 5/25/35 (l)		6,802	6,659
Series 2007-2 1A2 6.000%, 3/25/37		65,854	57,144
Banc of America Mortgage Trust,
Series 2003-D 2A4 3.978%, 5/25/33 (l)		3,114	3,103
BCAP LLC Trust,
Series 2007-AA2 12A1 2.044%, 5/25/47 (l)		67,169	62,413
Series 2011-RR5 12A1 4.737%, 3/26/37 (e)§		16,899	16,719
Bear Stearns ALT-A Trust,
Series 2005-4 23A1 2.752%, 5/25/35 (l)		23,147	22,186
Series 2005-7 22A1 3.074%, 9/25/35 (l)		20,539	13,524
Series 2006-3 35A1 3.297%, 5/25/36 (l)		57,735	35,315
Bear Stearns ARM Trust,
Series 2002-11 1A1 2.548%, 2/25/33 (l)		135	133
Series 2002-11 1A2 2.841%, 2/25/33 (l)		318	272
Series 2003-1 6A1 2.512%, 4/25/33 (l)		764	772
Series 2003-8 2A1 2.087%, 1/25/34 (l)		4,326	4,143
Series 2004-1 12A5 2.896%, 4/25/34 (l)		10,143	9,662
Series 2004-10 22A1 4.568%, 1/25/35 (l)		3,794	3,534
Series 2004-10 23A1 2.735%, 1/25/35 (l)		1,314	1,237
Series 2004-3 1A1 3.899%, 7/25/34 (l)		8,854	8,116
Series 2004-8 2A1 3.046%, 11/25/34 (l)		24,801	24,143
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1 3.490%, 1/26/36 (l)		34,344	28,138
Series 2007-R6 2A1 2.999%, 12/26/46 (l)		28,901	23,817
Chase Mortgage Finance Trust,
Series 2005-A2 3A5 2.839%, 1/25/36 (l)		40,391	35,046
CHL Mortgage Pass-Through Trust,
Series 2004-22 A3 2.711%, 11/25/34 (l)		18,903	18,157
Series 2004-HYB9 1A1 2.520%, 2/20/35 (l)		4,850	4,849
Series 2005-HYB9 3A2A 1.985%, 2/20/36 (l)		3,134	2,615
Citigroup Mortgage Loan Trust,
Series 2005-11 A2A 2.470%, 10/25/35 (l)		2,456	2,358
Series 2009-7 5A2 5.500%, 12/25/35§		56,891	34,004

See Notes to Financial Statements.

1253

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EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2 1A4 2.883%, 5/25/35 (l)		$6,409	$6,254
Series 2005-6 A2 3.790%, 9/25/35 (l)		58,688	57,480
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-AR21 2A1 5.018%, 6/25/32 (l)		448	441
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR2 A1 1.924%, 3/25/37 (l)		109,668	107,599
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-1 1A1 2.124%, 2/25/35 (l)		3,802	3,640
Eurosail-UK plc,
Series 2007-1X A3C 1.750%, 3/13/45 (l)(m)	GBP	59,077	71,137
Series 2007-2X A3C 1.740%, 3/13/45 (l)(m)		22,220	26,635
FHLMC,
Series 1529 Z 7.000%, 6/15/23		$525	532
Series 2248 FB 1.824%, 9/15/30 (l)		96	96
Series 2266 F 1.774%, 11/15/30 (l)		1	1
Series 3360 FC 2.044%, 5/15/37 (l)		5,008	5,066
Series 4989 FA 1.150%, 8/15/40 (l)		278,050	274,446
Series 4989 FB 1.150%, 10/15/40 (l)		223,762	222,345
FHLMC Structured Pass-Through Certificates,
Series T-63 1A1 1.524%, 2/25/45 (l)		3,588	3,658
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA6 3A1 2.949%, 8/25/35 (l)		41,939	37,633
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4 2A1 2.958%, 10/25/35 (l)		31,766	30,522
FNMA,
Series 1993-45 Z 7.000%, 4/25/23		374	377
Series 2003-25 KP 5.000%, 4/25/33		9,169	9,508
Series 2004-W2 5AF 1.974%, 3/25/44 (l)		9,393	9,328
Series 2005-79 NF 2.034%, 9/25/35 (l)		5,939	5,924
Series 2006-118 A1 1.066%, 12/25/36 (l)		3,400	3,374
Series 2006-5 3A2 2.084%, 5/25/35 (l)		3,065	3,136
Series 2007-42 AF 1.874%, 5/25/37 (l)		563	556
Series 2007-73 A1 1.001%, 7/25/37 (l)		8,881	8,675
Series 2015-58 AI 1.296%, 8/25/55IO (l)		235,412	10,458
GNMA,
Series 2015-H18 FB 1.403%, 7/20/65 (l)		378,019	375,220
Series 2015-H19 FK 1.403%, 8/20/65 (l)		277,560	275,511
Series 2016-H02 FH 1.803%, 1/20/66 (l)		104,685	104,510
Series 2016-H14 FA 1.603%, 6/20/66 (l)		158,940	158,476
Series 2016-H17 FC 1.633%, 8/20/66 (l)		439,430	438,350
Series 2016-H17 FM 1.253%, 8/20/66 (l)		1,220	1,210
Series 2016-H20 PT 3.096%, 9/20/66 (l)		497,197	513,229
Series 2016-H22 FA 1.573%, 10/20/66 (l)		259,799	258,839
Series 2017-H10 FB 1.968%, 4/20/67 (l)		333,402	329,276
Series 2018-38 WF 1.362%, 10/20/43 (l)		197,723	195,435
Great Hall Mortgages No. 1 plc,
Series 2007-2A AC 2.193%, 6/18/39 (l)§		67,522	66,211
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1 2.938%, 9/25/35 (l)		23,844	23,150
Series 2005-AR7 6A1 2.668%, 11/25/35 (l)		7,280	6,851
HarborView Mortgage Loan Trust,
Series 2005-12 2A12 3.112%, 10/19/35 (l)		58,016	39,926
Series 2005-14 4A1A 2.888%, 12/19/35 (l)		69,175	41,929
Series 2005-2 2A1A 2.052%, 5/19/35 (l)		6,983	6,402
Series 2005-4 3A1 3.217%, 7/19/35 (l)		28,360	21,712
Hawksmoor Mortgages,
Series 2019-1A A 2.239%, 5/25/53 (l)§	GBP	1,754,582	2,135,408
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR35 2A1A 1.794%, 1/25/37 (l)		$55,993	52,465
Series 2006-AR9 2A1 3.115%, 6/25/36 (l)		190,926	146,441
JP Morgan Mortgage Trust,
Series 2005-S3 1A2 5.750%, 1/25/36		10,602	5,915
Series 2006-A3 6A1 2.766%, 8/25/34 (l)		35,753	34,661
Series 2006-A6 1A4L 2.991%, 10/25/36 (l)		56,521	45,254
Landmark Mortgage Securities No. 3 plc,
Series 3 A 1.439%, 4/17/44 (l)(m)	GBP	612,079	697,558
Legacy Mortgage Asset Trust,
Series 2020-GS1 A1 2.882%, 10/25/59 (e)§		$651,971	647,609
MASTR Adjustable Rate Mortgages Trust,
Series 2007-1 I2A3 1.216%, 1/25/47 (l)		23,087	22,618

See Notes to Financial Statements.

1254

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Merrill Lynch Mortgage Investors Trust,
Series 2005-1 2A5 2.113%, 4/25/35 (l)		$41,460	$37,556
Morgan Stanley Mortgage Loan Trust,
Series 2005-3AR 3A 2.748%, 7/25/35 (l)		58,683	51,357
MortgageIT Trust,
Series 2005-5 A2 2.244%, 12/25/35 (l)		33,417	32,003
Prime Mortgage Trust,
Series 2004-CL1 1A2 2.024%, 2/25/34 (l)		1,130	1,116
Series 2006-CL1 A1 2.124%, 2/25/35 (l)		39,569	39,185
RALI Trust,
Series 2005-QA13 2A1 4.084%, 12/25/35 (l)		8,951	7,565
Series 2006-QS12 1A1 6.500%, 9/25/36		162,890	87,960
Series 2006-QS13 1A10 6.000%, 9/25/36		12,087	10,072
Series 2007-QA3 A1 1.824%, 5/25/37 (l)		196,831	186,909
Residential Asset Securitization Trust,
Series 2005-A11 1A1 2.074%, 10/25/35 (l)		39,703	25,089
RFMSI Trust,
Series 2007-S6 1A11 6.000%, 6/25/37		55,155	47,979
Ripon Mortgages plc,
Series 1RA A 1.888%, 8/28/56 (l)§	GBP	2,311,116	2,772,020
STARM Mortgage Loan Trust,
Series 2007-1 2A1 2.307%, 2/25/37 (l)		$34,127	30,141
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3 1A1 2.024%, 4/25/47 (l)		39,014	36,766
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A3 2.095%, 7/19/35 (l)		26,607	24,704
Series 2006-AR6 1A3 2.004%, 7/25/46 (l)		835,248	644,448
Structured Asset Mortgage Investments Trust,
Series 2002-AR3 A1 2.255%, 9/19/32 (l)		562	544
Thornburg Mortgage Securities Trust,
Series 2007-1 A2B 4.833%, 3/25/37 (l)		30,489	26,560
Series 2007-3 3A1 4.783%, 6/25/47 (l)		192,524	157,678
Towd Point Mortgage Funding,
Series 2019-A13A A1 2.089%, 7/20/45 (l)§	GBP	1,498,300	1,821,856
Towd Point Mortgage Funding plc,
Series 2020-A14X A 2.089%, 5/20/45 (l)(m)		1,524,294	1,850,291
Wachovia Mortgage Loan LLC Trust,
Series 2006-A 2A1 2.547%, 5/20/36 (l)		$25,832	25,740
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR13 A1A1 2.204%, 10/25/45 (l)		3,481	3,316
Series 2005-AR6 1A1A 2.124%, 2/25/45 (l)		229,579	212,503
Series 2006-AR16 3A3 3.052%, 12/25/36 (l)		13,803	12,597
Series 2007-HY5 2A1 3.341%, 5/25/37 (l)		88,738	73,210
Series 2007-HY7 4A2 3.368%, 7/25/37 (l)		45,937	43,802
Warwick Finance Residential Mortgages Number Three plc,
Series 3A A 2.138%, 12/21/49 (l)§	GBP	573,038	$696,583
Series 3A B 2.838%, 12/21/49 (l)§		100,000	121,358
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR16 A1 2.240%, 10/25/36 (l)		$420,600	391,713

Total Collateralized Mortgage Obligations			18,497,726

Commercial Mortgage-Backed Securities (6.1%)
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1 A5 2.756%, 5/15/53§		600,000	537,724
AREIT Trust,
Series 2020-CRE4 A 3.508%, 4/15/37 (l)§		44,954	43,427
Series 2021-CRE5 A 2.603%, 11/17/38 (l)§		756,109	725,713
Benchmark Mortgage Trust,
Series 2019-B9 A5 4.016%, 3/15/52		800,000	787,888
Business Mortgage Finance 7 plc,
Series 7X A1 3.282%, 2/15/41 (l)(m)	GBP	38,198	46,086
CFCRE Commercial Mortgage Trust,
Series 2016-C7 ASB 3.644%, 12/10/54		$253,311	249,670
Commercial Mortgage Trust,
Series 2018-COR3 A3 4.228%, 5/10/51		700,000	696,281
Series 2021-2400 A 2.624%, 12/15/38 (l)§		800,000	765,110
DC Office Trust,
Series 2019-MTC A 2.965%, 9/15/45§		1,300,000	1,145,779
DOLP Trust,
Series 2021-NYC A 2.956%, 5/10/41§		1,000,000	859,119
Extended Stay America Trust,
Series 2021-ESH A 2.404%, 7/15/38 (l)§		795,107	775,245
FHLMC Multifamily Structured Pass-Through Certificates,
Series K023 X1 1.285%, 8/25/22 IO (l)		1,453,782	226
FNMA ACES,
Series 2020-M33 X2 2.358%, 1/25/31 IO (l)		1,868,639	218,721

See Notes to Financial Statements.

1255

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
GS Mortgage Securities Corp. Trust,
Series 2017-GPTX A 2.856%, 5/10/34§		$400,000	$399,458
GS Mortgage Securities Trust,
Series 2015-GC30 AAB 3.120%, 5/10/50		325,532	321,352
Series 2016-GS3 WMB 3.722%, 10/10/49 (l)§		100,000	87,717
Hilton USA Trust,
Series 2016-SFP A 2.828%, 11/5/35§		600,000	583,176
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2021-HTL5 A 2.439%, 11/15/38 (l)§		800,000	763,925
Series 2021-NYAH A 2.084%, 6/15/38 (l)§		700,000	664,993
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL5 A 2.298%, 7/15/36 (l)§		511,091	502,966
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20 ASB 3.069%, 2/15/48		43,119	42,509
Series 2015-C27 ASB 3.557%, 12/15/47		198,867	197,299
Morgan Stanley Capital I Trust,
Series 2020-CNP A 2.509%, 4/5/42 (l)§		800,000	680,808
Series 2021-230P A 2.493%, 12/15/23 (l)§		800,000	768,754
MSSG Trust,
Series 2017-237P A 3.397%, 9/13/39§		700,000	650,523
PFP Ltd.,
Series 2021-8 A 2.509%, 8/9/37 (l)§		800,000	759,085
Ready Capital Mortgage Financing LLC,
Series 2021-FL7 A 2.824%, 11/25/36 (l)§		798,901	765,189
STWD Mortgage Trust,
Series 2021-LIH A 2.182%, 11/15/36 (l)§		1,200,000	1,147,925
Tharaldson Hotel Portfolio Trust,
Series 2018-THL A 2.170%, 11/11/34 (l)§		324,032	314,412
Wells Fargo Commercial Mortgage Trust,
Series 2018-C48 A5 4.302%, 1/15/52		800,000	799,114
Worldwide Plaza Trust,
Series 2017-WWP A 3.526%, 11/10/36§		900,000	838,525

Total Commercial Mortgage-Backed Securities			17,138,719

Corporate Bonds (32.5%)
Communication Services (1.7%)
Diversified Telecommunication Services (0.5%)
Verizon Communications, Inc. 2.355%, 3/15/32		1,303,000	1,082,393
2.850%, 9/3/41		400,000	302,301

			1,384,694

Entertainment (0.4%)
Electronic Arts, Inc. 1.850%, 2/15/31		800,000	650,315
Netflix, Inc. 4.625%, 5/15/29	EUR	500,000	492,343

			1,142,658

Media (0.5%)
Charter Communications Operating LLC
2.250%, 1/15/29		$800,000	654,448
Discovery Communications LLC 3.625%, 5/15/30		900,000	800,744

			1,455,192

Wireless Telecommunication Services (0.3%)
Sprint Spectrum Co. LLC 4.738%, 3/20/25§		437,501	435,314
5.152%, 3/20/28§		400,000	403,016

			838,330

Total Communication Services			4,820,874

Consumer Discretionary (2.3%)
Automobiles (1.2%)
BMW Finance NV 2.250%, 8/12/22§		700,000	699,929
Nissan Motor Acceptance Co. LLC
1.850%, 9/16/26§		800,000	669,844
2.750%, 3/9/28§		800,000	677,027
Nissan Motor Co. Ltd. 4.810%, 9/17/30§		800,000	705,856
Volkswagen Group of America Finance LLC
3.200%, 9/26/26§		700,000	663,941

			3,416,597

Hotels, Restaurants & Leisure (0.8%)
Accor SA 2.375%, 11/29/28 (m)	EUR	300,000	249,179
Choice Hotels International, Inc. 3.700%, 12/1/29		$700,000	623,304
Expedia Group, Inc. 3.250%, 2/15/30		700,000	581,610
Starbucks Corp. 2.550%, 11/15/30 (x)		900,000	769,597

			2,223,690

Household Durables (0.3%)
NVR, Inc. 3.000%, 5/15/30		900,000	774,476

Total Consumer Discretionary			6,414,763

Energy (1.2%)
Energy Equipment & Services (0.0%)†
Odebrecht Oil & Gas Finance Ltd.
(Zero Coupon), 12/31/64 (y)§		200,000	537

Oil, Gas & Consumable Fuels (1.2%)
Boardwalk Pipelines LP 3.400%, 2/15/31		600,000	515,510

See Notes to Financial Statements.

1256

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Greenko Power II Ltd. 4.300%, 12/13/28 (m)	$782,000	$621,690
4.300%, 12/13/28§	782,000	621,690
Greenko Solar Mauritius Ltd. 5.950%, 7/29/26§	700,000	617,750
ONEOK Partners LP 6.850%, 10/15/37	800,000	822,689
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	100,000	95,918

		3,295,247

Total Energy		3,295,784

Financials (12.3%)
Banks (7.0%)
Banco Santander SA 2.746%, 5/28/25	700,000	664,184
Bank of America Corp. 4.125%, 1/22/24	200,000	202,256
(SOFR + 0.91%), 0.981%, 9/25/25 (k)	2,900,000	2,691,741
Banque Federative du Credit Mutuel SA
(ICE LIBOR USD 3 Month + 0.96%), 2.023%, 7/20/23 (k)§	600,000	603,337
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.667%, 3/10/32 (k)	700,000	564,653
BNP Paribas SA 3.500%, 3/1/23§	700,000	700,566
(ICE LIBOR USD 3 Month + 2.24%), 4.705%, 1/10/25 (k)§	700,000	700,118
3.500%, 11/16/27§	300,000	280,023
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.02%), 2.603%, 6/1/24 (k)	700,000	692,020
Cooperatieve Rabobank UA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.004%, 9/24/26 (k)§	2,300,000	2,056,381
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.621%, 9/11/26 (k)§	1,000,000	898,125
ING Groep NV
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.51%), 4.875%, 5/16/29 (k)(m)(y)	300,000	246,000
JPMorgan Chase & Co.
(SOFR + 1.51%), 2.739%, 10/15/30 (k)	900,000	786,073
(SOFR + 1.25%), 2.580%, 4/22/32 (k)	700,000	587,524
Lloyds Bank plc 0.000%, 4/2/32 (e)(m)	600,000	385,692
Mizuho Financial Group, Inc. (ICE LIBOR USD 3 Month + 0.99%), 1.979%, 7/10/24 (k)	900,000	901,168
(SOFR + 0.87%), 0.849%, 9/8/24 (k)	800,000	770,585
2.564%, 9/13/31	300,000	241,228
Santander UK Group Holdings plc
(SOFR + 1.48%), 2.896%, 3/15/32 (k)	700,000	582,987
Societe Generale SA 4.250%, 9/14/23§	700,000	701,133
Standard Chartered plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.88%), 1.214%, 3/23/25 (k)§	300,000	283,834
(ICE LIBOR USD 3 Month + 1.56%), 3.785%, 5/21/25 (k)§	700,000	687,935
(SOFR + 0.93%), 2.440%, 11/23/25 (k)§	800,000	781,495
Sumitomo Mitsui Trust Bank Ltd.
2.800%, 3/10/27§	1,600,000	1,502,279
UniCredit SpA 7.830%, 12/4/23§	900,000	932,239

		19,443,576

Capital Markets (2.4%)
Brookfield Finance I UK plc 2.340%, 1/30/32	700,000	562,433
Credit Suisse AG 6.500%, 8/8/23 (m)	200,000	200,000
Credit Suisse Group AG (USD Swap Semi 5 Year + 4.60%), 7.500%, 12/11/23 (k)(y)§	700,000	663,250
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.17%), 2.581%, 5/15/26 (k)	300,000	293,003
(SOFR + 1.09%), 1.992%, 1/27/32 (k)	700,000	555,133
Intercontinental Exchange, Inc. 3.000%, 6/15/50	700,000	504,262
Lazard Group LLC 4.500%, 9/19/28	700,000	672,379
Nomura Holdings, Inc. 1.851%, 7/16/25	900,000	824,801
Owl Rock Capital Corp. 2.875%, 6/11/28	800,000	629,239
Stifel Financial Corp. 4.000%, 5/15/30	900,000	839,151
UBS Group AG 4.125%, 9/24/25§	200,000	198,527
4.125%, 4/15/26§	600,000	590,822

		6,533,000

Consumer Finance (1.5%)
Ally Financial, Inc. 2.200%, 11/2/28	1,500,000	1,227,240

See Notes to Financial Statements.

1257

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Ford Motor Credit Co. LLC 3.350%, 11/1/22		$800,000	$795,000
5.584%, 3/18/24		900,000	891,693
Volkswagen Bank GmbH 1.875%, 1/31/24 (m)	EUR	1,100,000	1,145,336

			4,059,269

Diversified Financial Services (0.2%)
Corsair International Ltd.
(EURIBOR 6 Month + 5.20%, 5.20% Floor), 0.000%, 1/28/29 (k)§		700,000	681,482

Insurance (1.0%)
First American Financial Corp. 4.000%, 5/15/30 (x)		$700,000	630,266
Hanwha Life Insurance Co. Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.85%), 3.379%, 2/4/32 (k)§		800,000	733,150
Manulife Financial Corp. 3.703%, 3/16/32		1,500,000	1,374,905
Society of Lloyd’s 4.750%, 10/30/24 (m)	GBP	100,000	120,849

			2,859,170

Thrifts & Mortgage Finance (0.2%)
Jyske Realkredit A/S
Series CCE 1.500%, 10/1/53	DKK	3,488,508	383,664
Realkredit Danmark A/S
Series 23S 1.500%, 10/1/53 (m)		2,077,304	239,203

			622,867

Total Financials			34,199,364

Health Care (0.3%)
Health Care Providers & Services (0.3%)
CVS Health Corp. 4.300%, 3/25/28		$198,000	195,368
2.125%, 9/15/31		900,000	728,510

			923,878

Total Health Care			923,878

Industrials (0.9%)
Machinery (0.4%)
Xylem, Inc. 1.950%, 1/30/28		1,300,000	1,148,059

Marine (0.3%)
AP Moller - Maersk A/S 4.500%, 6/20/29§		700,000	684,369

Road & Rail (0.2%)
Central Japan Railway Co. 3.400%, 9/6/23 (m)		600,000	599,128

Total Industrials			2,431,556

Information Technology (2.3%)
IT Services (0.8%)
CGI, Inc. 1.450%, 9/14/26		800,000	707,128
Global Payments, Inc. 2.900%, 5/15/30		700,000	595,454
Nexi SpA 2.125%, 4/30/29 (m)	EUR	300,000	218,581
PayPal Holdings, Inc. 2.850%, 10/1/29		$700,000	635,283

			2,156,446

Semiconductors & Semiconductor Equipment (1.1%)
Broadcom, Inc. 3.469%, 4/15/34§		752,000	614,995
3.137%, 11/15/35§		215,000	164,030
3.187%, 11/15/36§		46,000	35,004
4.926%, 5/15/37§		576,000	516,689
Micron Technology, Inc. 2.703%, 4/15/32		1,500,000	1,196,638
NXP BV 5.350%, 3/1/26		500,000	508,594

			3,035,950

Software (0.2%)
VMware, Inc. 4.700%, 5/15/30		500,000	480,823

Technology Hardware, Storage & Peripherals (0.2%)
Dell International LLC 5.850%, 7/15/25		700,000	722,064

Total Information Technology			6,395,283

Real Estate (7.0%)
Equity Real Estate Investment Trusts (REITs) (7.0%)
Alexandria Real Estate Equities, Inc. (REIT)
4.300%, 1/15/26		300,000	300,357
4.500%, 7/30/29		200,000	195,122
2.950%, 3/15/34		300,000	249,036
American Tower Corp. (REIT) 3.375%, 5/15/24		800,000	788,345
1.875%, 10/15/30		400,000	312,785
Boston Properties LP (REIT) 4.500%, 12/1/28		600,000	584,601
Corporate Office Properties LP (REIT)
2.250%, 3/15/26		800,000	725,030
Digital Dutch Finco BV (REIT) 1.000%, 1/15/32 (m)	EUR	1,200,000	893,812
EPR Properties (REIT) 3.750%, 8/15/29		$700,000	581,004
3.600%, 11/15/31		800,000	636,634
Equinix, Inc. (REIT) 1.550%, 3/15/28		1,000,000	835,060
2.500%, 5/15/31		800,000	653,259
3.900%, 4/15/32		1,200,000	1,087,437
Federal Realty OP LP (REIT) 3.500%, 6/1/30		900,000	818,093
Goodman US Finance Three LLC (REIT)
3.700%, 3/15/28 (x)§		500,000	480,029
HAT Holdings I LLC (REIT) 3.375%, 6/15/26§		2,000,000	1,720,000

See Notes to Financial Statements.

1258

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Healthcare Trust of America Holdings LP (REIT)
3.500%, 8/1/26		$700,000	$666,882
Highwoods Realty LP (REIT) 4.125%, 3/15/28		100,000	95,934
Host Hotels & Resorts LP (REIT)
Series J 2.900%, 12/15/31 (x)		300,000	238,880
Kilroy Realty LP (REIT) 2.500%, 11/15/32		3,400,000	2,654,838
Kimco Realty Corp. (REIT) 2.700%, 10/1/30		1,300,000	1,120,634
Mid-America Apartments LP (REIT)
2.750%, 3/15/30		700,000	613,850
Physicians Realty LP (REIT) 4.300%, 3/15/27		100,000	98,112
Public Storage (REIT) 3.094%, 9/15/27		500,000	474,817
Realty Income Corp. (REIT) 4.625%, 11/1/25		200,000	202,734
3.000%, 1/15/27 (x)		300,000	284,794
3.250%, 1/15/31 (x)		600,000	544,496
Service Properties Trust (REIT) 4.500%, 6/15/23 (x)		200,000	185,550
STORE Capital Corp. (REIT) 2.700%, 12/1/31		800,000	644,265
Ventas Realty LP (REIT) 3.250%, 10/15/26		200,000	189,152
Welltower, Inc. (REIT) 2.750%, 1/15/31		800,000	680,164

			19,555,706

Total Real Estate			19,555,706

Utilities (4.5%)
Electric Utilities (3.9%)
Duke Energy Carolinas LLC 2.850%, 3/15/32		2,200,000	1,952,426
Edison International 3.550%, 11/15/24		500,000	488,196
Enel Finance International NV 4.625%, 6/15/27§		700,000	689,161
1.875%, 7/12/28§		2,500,000	2,103,774
5.000%, 6/15/32§		700,000	676,973
NextEra Energy Capital Holdings, Inc.
1.900%, 6/15/28		2,100,000	1,818,321
Northern States Power Co. 2.600%, 6/1/51 (x)		1,400,000	988,031
4.500%, 6/1/52		700,000	690,675
Public Service Electric & Gas Co. 3.100%, 3/15/32 (x)		1,500,000	1,378,443

			10,786,000

Independent Power and Renewable Electricity Producers (0.6%)
AES Corp. (The) 1.375%, 1/15/26		1,400,000	1,235,543
Clearway Energy Operating LLC 3.750%, 2/15/31§		600,000	484,362

			1,719,905

Total Utilities			12,505,905

Total Corporate Bonds			90,543,113

Foreign Government Securities (3.1%)
Japan Finance Organization for Municipalities
3.375%, 9/27/23§		$1,100,000	1,101,388
Japan International Cooperation Agency
2.750%, 4/27/27		600,000	579,131
Province of Quebec 3.500%, 12/1/22	CAD	300,000	234,011
3.750%, 9/1/24		200,000	156,590
Republic of Chile 2.450%, 1/31/31		$800,000	681,400
4.340%, 3/7/42		1,600,000	1,428,000
Republic of South Africa 10.500%, 12/21/26	ZAR	57,000,000	3,708,866
Romania Government Bond 3.000%, 2/27/27§		$800,000	703,400

Total Foreign Government Securities			8,592,786

Mortgage-Backed Securities (30.6%)
FHLMC 4.500%, 4/1/29		16,947	17,344
6.000%, 1/1/37		51,193	56,019
4.000%, 1/1/41		28,362	28,801
3.500%, 3/1/48		70,007	68,461
FHLMC UMBS 3.500%, 2/1/49		22,143	21,602
3.500%, 7/1/49		67,055	65,486
3.500%, 2/1/50		16,679	16,240
3.500%, 4/1/50		24,200	23,586
FNMA 2.610%, 5/1/38 (l)		130,438	133,749
FNMA UMBS 4.500%, 1/1/34		34,424	35,040
5.500%, 4/1/34		24,102	25,670
5.500%, 5/1/34		50,989	54,292
5.500%, 3/1/38		28,094	30,259
5.000%, 8/1/39		44,140	46,410
4.500%, 12/1/41		6,815	7,043
4.500%, 7/1/44		46,174	47,577
3.500%, 2/1/48		11,009	10,760
3.500%, 11/1/48		13,165	12,859
FNMA/FHLMC UMBS, 30 Year, Single Family
2.500%, 7/25/52 TBA		600,000	540,563
3.000%, 7/25/52 TBA		7,300,000	6,809,531
4.500%, 7/25/52 TBA		11,300,000	11,356,500
3.000%, 8/25/52 TBA		35,800,000	33,352,734
3.500%, 8/25/52 TBA		31,700,000	30,482,770
GNMA 3.000%, 7/15/45		11,239	10,819
3.000%, 8/15/45		51,251	49,335
4.500%, 1/20/49		265,442	271,560
5.000%, 1/20/49		3,711	3,819
5.000%, 2/20/49		48,214	49,618
5.000%, 7/20/49		1,467,439	1,509,248

Total Mortgage-Backed Securities			85,137,695

Municipal Bonds (1.0%)
California Health Facilities Financing Authority, No Place Like Home Program, Senior Revenue Bonds,
Series 2022 4.190%, 6/1/37		1,300,000	1,236,641

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
City Of Chicago General Obligation Bonds, Taxable
Series 2015 B 7.750%, 1/1/42	$50,000	$53,559
New York State Urban Development Corp., St Personal Income Tax,
Series 2020B 1.346%, 3/15/26	800,000	736,565
Regents of the University of Michigan, General Revenue Bonds,
Series 2022B 3.504%, 4/1/52	900,000	796,025

Total Municipal Bonds		2,822,790

U.S. Treasury Obligations (25.7%)
U.S. Treasury Bonds 1.375%, 11/15/40	14,000,000	10,141,250
1.875%, 2/15/41	3,100,000	2,445,610
2.250%, 5/15/41	800,000	671,250
2.375%, 2/15/42	1,100,000	938,265
3.125%, 2/15/42	500,000	481,094
3.250%, 5/15/42	1,100,000	1,079,891
3.375%, 5/15/44	1,400,000	1,389,268
3.125%, 8/15/44	2,100,000	2,001,562
2.875%, 8/15/45	600,000	548,625
3.000%, 8/15/48	13,200,000	12,566,813
2.875%, 5/15/49	900,000	845,728
1.250%, 5/15/50	1,300,000	834,438
1.375%, 8/15/50	1,200,000	797,063
U.S. Treasury Notes 2.875%, 9/30/23#(v)(w)	26,400,000	26,378,344
2.500%, 4/30/24	10,000,000	9,920,579
2.875%, 5/15/32	500,000	495,782

Total U.S. Treasury Obligations		71,535,562

Total Long-Term Debt Securities (122.6%) (Cost $362,887,115)		341,501,647

SHORT-TERM INVESTMENTS:
Repurchase Agreement (0.5%)
Deutsche Bank Securities, Inc., 1.45%, dated 6/30/22, due 7/1/22, repurchase price $1,474,122, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $1,503,544. (xx)	1,474,063	1,474,063

U.S. Treasury Obligations (5.7%)
U.S. Treasury Bills 1.05%, 7/21/22 (p)(v)	1,149,000	1,148,295
1.60%, 9/15/22 (p)(v)	6,100,000	6,079,242
2.03%, 10/25/22 (p)	8,500,000	8,444,376

Total U.S. Treasury Obligations		15,671,913

Total Short-Term Investments (6.2%)
(Cost $17,145,067)		17,145,976

Total Investments in Securities (128.8%)
(Cost $380,032,182)		358,647,623
Other Assets Less Liabilities (-28.8%)		(80,229,974)

Net Assets (100%)		$278,417,649

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2022, the market value of these securities amounted to $86,251,632 or 31.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $115,905.
(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2022. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2022.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2022.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2022, the market value of these securities amounted to $7,982,880 or 2.9% of net assets.

(p)	Yield to maturity.
(t)	All, or a portion of security held by broker as collateral for centrally cleared swaps, with a total collateral value of $699,426.
(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $2,207,531.
(w)	All, or a portion of security held by broker as collateral for TBA contracts, with a total collateral value of $2,520,930.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $1,450,938. This was collateralized by cash of $1,474,063 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2022.

Glossary:

ARM	— Adjustable Rate Mortgage
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CDI	— Interbank Certificate of Deposit
CLP	— Chilean Peso
CME	— Chicago Mercantile Exchange
CLO	— Collateralized Loan Obligation
CNY	— Chinese Renminbi
DKK	— Denmark Krone
EUR	— European Currency Unit
EURIBOR	— Euro Interbank Offered Rate

See Notes to Financial Statements.

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June 30, 2022 (Unaudited)

FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
ICE	— Intercontinental Exchange
IO	— Interest Only
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
NOK	— Norwegian Krone
PEN	— Peruvian Sol
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Over Night Index Average
TBA	— To Be Announced; Security is subject to delayed delivery
TONAR	— Tokyo Over-Night Average Rate
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar
ZAR	— South African Rand

Country Diversification As a Percentage of Total Net Assets
Australia	0.2%
Brazil	0.0 #
Canada	1.4
Cayman Islands	8.2
Chile	0.7
China	0.2
Denmark	0.8
France	1.2
Germany	0.9
India	0.7
Ireland	0.5
Italy	1.7
Japan	2.6
Jersey	0.5
Netherlands	0.8
Romania	0.2
South Africa	1.3
South Korea	0.3
Spain	0.2
Switzerland	0.6
United Kingdom	5.1
United States	100.7
Cash and Other	(28.8)

100.0%

#	Less than 0.05%.

Futures contracts outstanding as of June 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Note	44	9/2022	USD	5,215,375	132,264

					132,264

Short Contracts
Euro-BTP	(79)	9/2022	EUR	(10,192,865)	(567,657)
Euro-Bund	(75)	9/2022	EUR	(11,693,550)	305,939
Euro-Buxl	(3)	9/2022	EUR	(514,208)	22,706
Euro-OAT	(14)	9/2022	EUR	(2,032,415)	(37,441)
Japan 10 Year Bond	(10)	9/2022	JPY	(10,952,978)	44,696
U.S. Treasury 2 Year Note	(24)	9/2022	USD	(5,040,375)	15,719
U.S. Treasury 5 Year Note	(27)	9/2022	USD	(3,030,750)	13,464
U.S. Treasury Long Bond	(21)	9/2022	USD	(2,911,125)	21,152
U.S. Treasury Ultra Bond	(9)	9/2022	USD	(1,389,094)	29,837

					(151,585)

					(19,321)

See Notes to Financial Statements.

1261

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Forward Foreign Currency Contracts outstanding as of June 30, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	96,623	DKK	645,000	Bank of America	7/1/2022	5,747
USD	696,767	DKK	4,698,529	Morgan Stanley	7/1/2022	34,774
USD	643,000	BRL	3,369,320	Morgan Stanley**	7/12/2022	564
USD	3,967,477	ZAR	60,874,983	Bank of America	7/13/2022	228,662
USD	233,168	ZAR	3,759,000	Goldman Sachs Bank USA	7/15/2022	2,348
PEN	1,058,925	USD	274,788	Citibank NA**	7/21/2022	1,299
USD	628,115	DKK	4,407,192	Bank of America	8/1/2022	6,008
USD	131,727	DKK	924,954	Morgan Stanley	8/1/2022	1,163
BRL	242,516	USD	45,866	Citibank NA**	8/2/2022	64
USD	10,656	CLP	8,929,136	HSBC Bank plc**	8/5/2022	996
USD	302,429	PEN	1,139,364	Citibank NA**	8/8/2022	5,965
JPY	235,900,000	USD	1,734,156	HSBC Bank plc	8/16/2022	9,338
USD	586,835	AUD	845,000	Citibank NA	8/16/2022	3,368
USD	1,819,762	AUD	2,603,000	HSBC Bank plc	8/16/2022	22,409
USD	649,258	CAD	833,000	Morgan Stanley	8/16/2022	2,093
USD	398,957	EUR	378,000	Bank of America	8/16/2022	1,644
USD	3,864,433	EUR	3,661,000	Barclays Bank plc	8/16/2022	16,384
USD	2,346,500	EUR	2,217,699	Morgan Stanley	8/16/2022	15,493
USD	5,040,866	GBP	4,093,362	Bank of America	8/16/2022	54,047
USD	6,379,840	GBP	5,140,000	JPMorgan Chase Bank	8/16/2022	117,933
USD	283,378	JPY	38,000,000	Bank of America	8/16/2022	2,527
USD	73,200	JPY	9,300,000	Barclays Bank plc	8/16/2022	4,465
USD	58,526	JPY	7,900,000	Citibank NA	8/16/2022	139
USD	2,013,880	JPY	270,300,000	HSBC Bank plc	8/16/2022	16,142
USD	72,289	JPY	9,200,000	JPMorgan Chase Bank	8/16/2022	4,294
BRL	64,600,000	USD	12,008,551	Citibank NA**	10/4/2022	15,334
USD	931,921	PEN	3,616,319	Citibank NA**	12/27/2022	2,963

Total unrealized appreciation						576,163

DKK	2,743,997	USD	390,066	Bank of America	7/1/2022	(3,454)
DKK	926,831	USD	131,727	Morgan Stanley	7/1/2022	(1,142)
BRL	242,516	USD	49,919	Citibank NA**	7/5/2022	(3,580)
USD	46,229	BRL	242,516	Citibank NA**	7/5/2022	(111)
PEN	2,043,470	USD	545,449	Goldman Sachs Bank USA**	7/14/2022	(12,248)
PEN	958,460	USD	256,350	Citibank NA**	7/18/2022	(6,371)
USD	263,565	PEN	1,058,925	Bank of America**	7/21/2022	(12,523)
ZAR	2,992,000	USD	186,028	JPMorgan Chase Bank	7/22/2022	(2,445)
USD	350,112	PEN	1,415,011	Bank of America**	7/26/2022	(18,609)
PEN	3,082,207	USD	821,419	Goldman Sachs Bank USA**	8/8/2022	(19,423)
USD	605,178	CNY	4,063,770	HSBC Bank plc**	8/10/2022	(1,851)
USD	1,337,291	CNY	8,992,569	JPMorgan Chase Bank**	8/10/2022	(5,982)
AUD	3,549,000	USD	2,486,526	Bank of America	8/16/2022	(35,966)
EUR	2,082,000	USD	2,227,530	Bank of America	8/16/2022	(39,155)
EUR	146,000	USD	157,177	HSBC Bank plc	8/16/2022	(3,718)
EUR	298,000	USD	314,626	JPMorgan Chase Bank	8/16/2022	(1,400)
GBP	276,000	USD	347,854	Bank of America	8/16/2022	(11,612)
GBP	267,000	USD	336,999	Barclays Bank plc	8/16/2022	(11,721)
JPY	50,100,000	USD	373,905	Barclays Bank plc	8/16/2022	(3,625)
NOK	11,394,245	USD	1,196,707	Bank of America	8/16/2022	(38,857)
NOK	20,505,644	USD	2,095,535	Barclays Bank plc	8/16/2022	(11,811)
USD	2,478,675	AUD	3,594,000	Bank of America	8/16/2022	(2,956)
USD	89,883	EUR	86,000	HSBC Bank plc	8/16/2022	(511)
USD	1,640,278	EUR	1,565,000	JPMorgan Chase Bank	8/16/2022	(4,682)
USD	129,399	EUR	124,000	Morgan Stanley	8/16/2022	(937)
USD	195,845	GBP	162,000	Citibank NA	8/16/2022	(1,515)
USD	203,256	GBP	168,000	HSBC Bank plc	8/16/2022	(1,414)
USD	2,119,282	NOK	21,155,000	HSBC Bank plc	8/16/2022	(30,427)
USD	965,877	NOK	9,550,000	JPMorgan Chase Bank	8/16/2022	(4,566)
USD	11,288,181	BRL	64,600,000	Goldman Sachs Bank USA**	10/4/2022	(735,705)
USD	268,138	PEN	1,058,925	Citibank NA**	4/27/2023	(1,687)
USD	610,450	CNY	4,096,730	HSBC Bank plc**	5/10/2023	(3,914)

Total unrealized depreciation						(1,033,918)

Net unrealized depreciation						(457,755)

**	Non-deliverable forward.

See Notes to Financial Statements.

1262

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Written Call Options Contracts as of June 30, 2022 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
10 Years, August 2022 @2.31% v.1 Day SOFR	Goldman Sachs Bank USA	5,700,000	USD	(5,700,000)	USD	2.31	8/19/2022	(16,776)
2 Years, November 2023 @2.15% v.1 Day SOFR	Goldman Sachs Bank USA	2,500,000	USD	(2,500,000)	USD	2.15	11/20/2023	(9,802)
5 Years, August 2022 @2.25% v.1 Day SOFR	Goldman Sachs Bank USA	6,600,000	USD	(6,600,000)	USD	2.25	8/25/2022	(14,873)
Foreign Exchange AUD/USD	Bank of America	1,960,000	AUD	(1,960,000)	AUD	0.72	7/8/2022	(138)
Foreign Exchange AUD/USD	Barclays Bank plc	700,000	AUD	(700,000)	AUD	0.74	8/11/2022	(541)

								(42,130)

Written Put Options Contracts as of June 30, 2022 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
10 Years, August 2022 @3.01% v.1 Day SOFR	Goldman Sachs Bank USA	5,700,000	USD	(5,700,000)	USD	3.01	8/19/2022	(49,004)
2 Years, November 2023 @3.65% v.1 Day SOFR	Goldman Sachs Bank USA	2,500,000	USD	(2,500,000)	USD	3.65	11/20/2023	(8,131)
3 Month Eurodollar	Exchange Traded	76	USD	(19,000,000)	USD	96.50	12/18/2023	(107,825)
3 Years, April 2024 @2.70% v.1 Day SOFR	Goldman Sachs Bank USA	2,800,000	USD	(2,800,000)	USD	2.70	4/2/2024	(19,079)
3 Years, April 2024 @2.70% v.1 Day SOFR	Goldman Sachs Bank USA	2,800,000	USD	(2,800,000)	USD	2.70	4/2/2024	(19,079)
5 Years, August 2022 @2.85% v.1 Day SOFR	Goldman Sachs Bank USA	6,600,000	USD	(6,600,000)	USD	2.85	8/25/2022	(60,913)

								(264,031)

Total Written Options Contracts (Premiums Received ($331,248))								(306,161)

Centrally Cleared Credit default swap contracts outstanding - sell protection as of June 30, 2022 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/ Received	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Bank of America Corp.	1.00	Quarterly	12/20/2022	0.50	USD	800,000	2,683	(543)	2,140
British Telecommunications plc	1.00	Quarterly	12/20/2028	1.77	EUR	600,000	(6,324)	(21,942)	(28,266)
British Telecommunications plc	1.00	Quarterly	12/20/2028	1.77	EUR	200,000	(2,465)	(6,957)	(9,422)

Total Centrally Cleared Credit default swap contracts outstanding							(6,106)	(29,442)	(35,548)

OTC Credit default swap contracts outstanding - sell protection as of June 30, 2022 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/ Received	Counterparty	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of South Africa	1.00	Quarterly	Bank of America	12/20/2026	3.01	USD	1,600,000	(67,835)	(58,694)	(126,529)
Republic of South Africa	1.00	Quarterly	Morgan Stanley	12/20/2026	3.01	USD	1,700,000	(69,086)	(65,352)	(134,438)

								(136,921)	(124,046)	(260,967)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Centrally Cleared Interest rate swap contracts outstanding as of June 30, 2022 (Note 1):

Floating Rate Index (1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
1 day SONIA Annual	0.75 annually	Receive	9/21/2052	GBP	1,200,000	269,060	177,446	446,506
1 day TONAR Annual	0.66 annually	Receive	4/19/2042	JPY	18,000,000	—	4,767	4,767
1 day TONAR Annual	0.50 annually	Receive	3/15/2042	JPY	19,000,000	4,518	4,615	9,133
1 day TONAR Annual	0.50 annually	Receive	3/15/2042	JPY	57,000,000	14,572	12,827	27,399
1 day TONAR Annual	0.50 annually	Receive	3/15/2042	JPY	85,000,000	23,597	17,261	40,858
1 day TONAR Annual	0.80 annually	Receive	6/15/2052	JPY	70,000,000	4,143	27,333	31,476
1 day SOFR Annual	2.00 annually	Receive	12/21/2032	USD	300,000	28,748	(8,333)	20,415
1 day TONAR Annual	0.50 annually	Receive	3/15/2042	JPY	95,000,000	28,775	16,890	45,665
1 day TONAR Annual	0.50 annually	Receive	3/15/2042	JPY	12,000,000	3,680	2,088	5,768
1 day TONAR Annual	0.50 annually	Receive	3/15/2042	JPY	19,000,000	4,736	4,397	9,133
1 day TONAR Semi-Annual	0.75 semi-annually	Receive	12/20/2038	JPY	188,680,000	(116,797)	130,330	13,533
1 day SOFR Annual	1.75 annually	Receive	12/21/2052	USD	700,000	152,688	(32,593)	120,095
1 day SOFR Annual	1.75 annually	Receive	12/21/2052	USD	300,000	62,773	(11,304)	51,469
1 day TONAR Annual	0.67 annually	Receive	2/9/2052	JPY	34,000,000	—	22,925	22,925
1 day TONAR Annual	0.80 annually	Receive	6/15/2052	JPY	50,000,000	(2,801)	25,284	22,483
1 day TONAR Annual	0.50 annually	Receive	3/15/2042	JPY	11,000,000	3,691	1,596	5,287
1 day SOFR Annual	1.75 annually	Receive	12/21/2052	USD	100,000	20,890	(3,734)	17,156
1 day TONAR Annual	0.45 annually	Receive	12/15/2051	JPY	18,000,000	10,832	8,870	19,702
1 day SONIA Annual	0.75 annually	Receive	9/21/2052	GBP	1,300,000	274,693	209,021	483,714
1 day SONIA Annual	0.75 annually	Receive	9/21/2052	GBP	900,000	190,009	144,870	334,879
1 day SONIA Annual	0.75 annually	Receive	9/21/2052	GBP	600,000	119,690	103,563	223,253
1 day SOFR At Termination	3.53 at termination	Pay	6/21/2024	USD	17,800,000	7,492	91,583	99,075
1 day SOFR Annual	1.75 annually	Receive	12/21/2052	USD	900,000	185,347	(30,939)	154,408
1 day SOFR At Termination	3.53 at termination	Pay	6/21/2024	USD	12,900,000	1,925	69,877	71,802
1 day SOFR At Termination	3.53 at termination	Pay	6/21/2024	USD	5,500,000	1,588	29,025	30,613
1 day TONAR Annual	0.63 annually	Receive	2/8/2052	JPY	19,000,000	—	14,207	14,207
1 day SOFR At Termination	3.53 at termination	Pay	6/21/2024	USD	15,100,000	5,796	78,251	84,047
1 day SOFR Annual	1.75 annually	Receive	12/21/2052	USD	1,300,000	237,291	(14,257)	223,034
1 day SOFR At Termination	3.53 at termination	Pay	6/21/2024	USD	6,900,000	3,671	34,735	38,406
1 day SOFR At Termination	3.13 at termination	Pay	6/21/2025	USD	24,300,000	3,450	126,424	129,874
1 day SOFR At Termination	3.13 at termination	Pay	6/21/2025	USD	6,900,000	3,462	33,416	36,878
1 day SOFR At Termination	3.53 at termination	Pay	6/21/2024	USD	22,900,000	2,536	124,926	127,462
1 day TONAR Annual	0.50 annually	Receive	3/15/2042	JPY	29,000,000	7,505	6,435	13,940
1 day TONAR Annual	0.45 annually	Receive	12/15/2051	JPY	19,000,000	11,717	9,080	20,797
1 day SOFR Annual	1.75 annually	Receive	12/21/2052	USD	2,000,000	368,396	(25,266)	343,130
1 day SOFR Annual	2.00 annually	Receive	12/21/2032	USD	600,000	57,241	(16,412)	40,829

						1,994,914	1,389,204	3,384,118

6 month EURIBOR Semi-Annual	1.00 annually	Pay	5/18/2027	EUR	2,200,000	—	(78,372)	(78,372)
6 month EURIBOR Semi-Annual	0.75 annually	Pay	6/15/2032	EUR	7,920,000	(274,117)	(789,627)	(1,063,744)
6 month EURIBOR Semi-Annual	0.75 annually	Pay	6/15/2032	EUR	2,570,000	(98,462)	(246,718)	(345,180)
6 month EURIBOR Semi-Annual	0.75 annually	Pay	6/15/2032	EUR	5,230,000	(196,601)	(505,846)	(702,447)
3 month LIBOR Quarterly	1.27 semi-annually	Pay	11/4/2023	USD	27,400,000	(474,957)	(136,621)	(611,578)
6 month EURIBOR Semi-Annual	0.75 annually	Pay	6/15/2032	EUR	1,200,000	(178,613)	16,841	(161,772)
6 month EURIBOR Semi-Annual	0.75 annually	Pay	6/15/2032	EUR	4,000,000	(217,714)	(319,530)	(537,244)
6 month EURIBOR Semi-Annual	0.75 annually	Pay	6/15/2032	EUR	580,000	(21,438)	(56,462)	(77,900)
1 day SOFR Annual	1.79 annually	Pay	5/3/2027	USD	2,600,000	—	(110,460)	(110,460)
1 day SOFR At Termination	1.32 at termination	Pay	12/21/2023	USD	3,100,000	(13,841)	(44,109)	(57,950)
1 day SOFR At Termination	1.32 at termination	Pay	12/21/2023	USD	3,100,000	(14,029)	(43,921)	(57,950)

						(1,489,772)	(2,314,825)	(3,804,597)

Total Centrally Cleared Interest rate swaps contracts outstanding						505,142	(925,621)	(420,479)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

(1)	Value of floating rate index at June 30, 2022 was as follows:

Floating Rate Index	Value
1 Day SOFR USD	1.04%
1 Day SONIA GBP	1.19%
1 Day TONAR JPY	(0.01)%
6 month EURIBOR EUR	0.26%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$47,233,256	$—	$47,233,256
Centrally Cleared Interest Rate Swaps	—	1,548,883	—	1,548,883
Collateralized Mortgage Obligations	—	18,497,726	—	18,497,726
Commercial Mortgage-Backed Securities	—	17,138,719	—	17,138,719
Corporate Bonds
Communication Services	—	4,820,874	—	4,820,874
Consumer Discretionary	—	6,414,763	—	6,414,763
Energy	—	3,295,784	—	3,295,784
Financials	—	34,199,364	—	34,199,364
Health Care	—	923,878	—	923,878
Industrials	—	2,431,556	—	2,431,556
Information Technology	—	6,395,283	—	6,395,283
Real Estate	—	19,555,706	—	19,555,706
Utilities	—	12,505,905	—	12,505,905
Foreign Government Securities	—	8,592,786	—	8,592,786
Forward Currency Contracts	—	576,163	—	576,163
Futures	585,777	—	—	585,777
Mortgage-Backed Securities	—	85,137,695	—	85,137,695
Municipal Bonds	—	2,822,790	—	2,822,790
Short-Term Investments
Repurchase Agreement	—	1,474,063	—	1,474,063
U.S. Treasury Obligations	—	15,671,913	—	15,671,913
U.S. Treasury Obligations	—	71,535,562	—	71,535,562

Total Assets	$585,777	$360,772,669	$—	$361,358,446

Liabilities:
Centrally Cleared Credit Default Swaps	$—	$(29,442)	$—	$(29,442)
Centrally Cleared Interest Rate Swaps	—	(2,474,504)	—	(2,474,504)
Forward Currency Contracts	—	(1,033,918)	—	(1,033,918)
Futures	(605,098)	—	—	(605,098)
Options Written
Call Options Written	—	(42,130)	—	(42,130)
Put Options Written	(107,825)	(156,206)	—	(264,031)
OTC Credit Default Swaps	—	(124,046)	—	(124,046)

Total Liabilities	$(712,923)	$(3,860,246)	$—	$(4,573,169)

Total	$(127,146)	$356,912,423	$—	$356,785,277

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$2,134,660	*,**
Foreign exchange contracts	Receivables	576,163

Total		$2,710,823

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(3,385,084	)*,**
Foreign exchange contracts	Payables	(1,034,597)
Credit contracts	Payables	(153,488)

Total		$(4,573,169)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.
**

Includes cumulative appreciation/depreciation of centrally cleared swap contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$(355,139)	$589,867	$—	$917,886	$1,152,614
Foreign exchange contracts	—	—	548,238	—	548,238
Credit contracts	—	—	—	(249,119)	(249,119)

Total	$(355,139)	$589,867	$548,238	$668,767	$1,451,733

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$(213)	$(206,808)	$—	$(948,445)	$(1,155,466)
Foreign exchange contracts	13,472	—	(665,480)	—	(652,008)
Credit contracts	—	—	—	(192,463)	(192,463)

Total	$13,259	$(206,808)	$(665,480)	$(1,140,908)	$(1,999,937)

^ The Portfolio held forward foreign currency contracts, futures contracts, option contracts and swaps contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $69,055,000, futures contracts with an average notional balance of approximately $61,159,000, option contracts with an average notional balance of approximately $437,000 and swaps contracts with an average notional balance of approximately $70,643,000 during the six months ended June 30, 2022.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2022:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$298,635	$(163,270)	$—	$135,365
Barclays Bank plc	20,849	(20,849)	—	—
Citibank NA	29,132	(13,264)	—	15,868
Goldman Sachs Bank USA	2,348	(2,348)	—	—
HSBC Bank plc	48,885	(41,835)	—	7,050
JPMorgan Chase Bank	122,227	(19,075)	(40,000)	63,152
Morgan Stanley	54,087	(2,079)	—	52,008

Total	$576,163	$(262,720)	$(40,000)	$273,443

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged*	Net Amount Due to Counterparty
Bank of America	$163,270	$(163,270)	$—	$—
Barclays Bank plc	27,698	(20,849)	—	6,849
Citibank NA	13,264	(13,264)	—	—
Goldman Sachs Bank USA	965,033	(2,348)	(962,685)	—
HSBC Bank plc	41,835	(41,835)	—	—
JPMorgan Chase Bank	19,075	(19,075)	—	—
Morgan Stanley	2,079	(2,079)	—	—

Total	$1,232,254	$(262,720)	$(962,685)	$6,849

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
*	The table above does not include the additional collateral received from the counterparty. Total additional collateral received is $1,244,846.

Sale-Buyback Transactions:

The average amount of borrowings while outstanding for 29 days during the six months ended June 30,2022, was approximately $4,439,000 at a weighted average interest rate of 0.63%.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$756,717,626
Long-term U.S. government debt securities	12,577,327

$769,294,953

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$713,515,430
Long-term U.S. government debt securities	21,775,572

$735,291,002

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,341,854
Aggregate gross unrealized depreciation	(30,311,384)

Net unrealized depreciation	$(23,969,530)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$381,116,922

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $378,558,119)	$357,173,560
Repurchase Agreements (Cost $1,474,063)	1,474,063
Cash	542,460
Foreign cash (Cost $733,595)	733,172
Cash held as collateral at broker for futures	1,198,000
Cash held as collateral at broker for swaps	2,002,000
Receivable for forward settling transactions	71,663,863
Receivable for securities sold	7,297,750
Dividends, interest and other receivables	1,493,244
Variation Margin on Centrally Cleared Swaps	784,593
Unrealized appreciation on forward foreign currency contracts	576,163
Receivable for Portfolio shares sold	66,412
Securities lending income receivable	414
Other assets	8,218

Total assets	445,013,912

LIABILITIES
Payable for forward settling transactions	155,597,488
Payable for securities purchased	6,663,001
Payable for return of collateral on securities loaned	1,474,063
Unrealized depreciation on forward foreign currency contracts	1,033,918
Due to broker for futures variation margin	599,407
Payable for Portfolio shares redeemed	392,908
Options written, at value (Premiums received $331,248)	306,161
Market value on OTC swap contracts (Premiums received $136,921)	260,967
Investment management fees payable	71,131
Distribution fees payable – Class IB	57,467
Payable for return of cash collateral on forward foreign currency contracts	40,000
Administrative fees payable	21,225
Accrued expenses	78,527

Total liabilities	166,596,263

NET ASSETS	$278,417,649

Net assets were comprised of:
Paid in capital	$306,636,503
Total distributable earnings (loss)	(28,218,854)

Net assets	$278,417,649

Class IB
Net asset value, offering and redemption price per share, $278,417,649 / 28,655,523 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.72

(x)	Includes value of securities on loan of $1,450,938.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Interest	$4,084,000
Securities lending (net)	2,267

Total income	4,086,267

EXPENSES
Investment management fees	742,240
Distribution fees – Class IB	371,120
Administrative fees	135,833
Professional fees	44,927
Custodian fees	44,729
Printing and mailing expenses	13,687
Trustees’ fees	4,670
Interest expense	2,260
Miscellaneous	21,920

Gross expenses	1,381,386
Less: Waiver from investment manager	(266,540)

Net expenses	1,114,846

NET INVESTMENT INCOME (LOSS)	2,971,421

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(3,221,491)
Futures contracts	589,867
Forward foreign currency contracts	548,238
Foreign currency transactions	(82,068)
Swaps	668,767
Options written	(355,139)

Net realized gain (loss)	(1,851,826)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(35,172,841)
Futures contracts	(206,808)
Forward foreign currency contracts	(665,480)
Foreign currency translations	(13,514)
Options written	13,259
Swaps	(1,140,908)

Net change in unrealized appreciation (depreciation)	(37,186,292)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(39,038,118)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(36,066,697)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,971,421	$4,864,470
Net realized gain (loss)	(1,851,826)	345,651
Net change in unrealized appreciation (depreciation)	(37,186,292)	(10,032,895)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(36,066,697)	(4,822,774)

Distributions to shareholders:
Class IB	—	(6,648,558)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,259,426 and 5,829,103 shares, respectively ]	12,941,799	65,084,303
Capital shares issued in reinvestment of dividends and distributions [ 0 and 606,447 shares, respectively ]	—	6,648,558
Capital shares repurchased [ (2,371,892) and (6,153,846) shares, respectively ]	(24,248,820)	(68,645,434)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(11,307,021)	3,087,427

TOTAL INCREASE (DECREASE) IN NET ASSETS	(47,373,718)	(8,383,905)
NET ASSETS:
Beginning of period	325,791,367	334,175,272

End of period	$278,417,649	$325,791,367

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,						October 22, 2018* to December 31, 2018
Class IB			2021		2020		2019
Net asset value, beginning of period	$10.94		$11.33		$11.00		$10.57		$10.51

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.16		0.20		0.29		0.05
Net realized and unrealized gain (loss)	(1.32)		(0.33)		0.74		0.63		0.12

Total from investment operations	(1.22)		(0.17)		0.94		0.92		0.17

Less distributions:
Dividends from net investment income	—		(0.19)		(0.21)		(0.22)		(0.07)
Distributions from net realized gains	—		(0.03)		(0.40)		(0.27)		(0.04)

Total dividends and distributions	—		(0.22)		(0.61)		(0.49)		(0.11)

Net asset value, end of period	$9.72		$10.94		$11.33		$11.00		$10.57

Total return (b)	(11.15)%		(1.44)%		8.58%		8.68%		1.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$278,418		$325,791		$334,175		$293,239		$252,833
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75	%(g)(j)	0.75	%(j)	0.75	%(j)	1.30	%(g)(k)	1.39	%(g)(m)
Before waivers (a)(f)	0.93%		0.92%		0.93%		1.51	%(g)	1.60	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.00%		1.47%		1.69%		2.62%		2.68	%(l)
Before waivers (a)(f)	1.82%		1.30%		1.51%		2.41%		2.47	%(l)
Portfolio turnover rate^	217	%(z)	307%		515%		430%		122	%(z)
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)

For the six months ended June 30, 2022, includes Interest Expense of less than 0.005%. Includes Interest Expense of 0.55% and 0.64% for the years ended December 31, 2019 and December 31, 2018, respectively.

(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.75% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.30% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.39% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Financials	22.3%
Collateralized Mortgage Obligations	16.1
Asset-Backed Securities	15.1
U.S. Government Agency Securities	9.0
Commercial Mortgage-Backed Securities	6.2
Industrials	5.9
Consumer Discretionary	5.7
Utilities	5.7
U.S. Treasury Obligations	3.2
Communication Services	3.0
Consumer Staples	2.9
Health Care	2.1
Information Technology	1.9
Materials	1.6
Repurchase Agreements	1.4
Energy	1.1
Real Estate	1.1
Investment Company	0.1
Mortgage-Backed Securities	0.0 #
Cash and Other	(4.4)

100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IA
Actual	$1,000.00	$981.60	$3.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.79	4.05
Class IB
Actual	1,000.00	981.70	3.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.79	4.05
Class K
Actual	1,000.00	981.60	2.74
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.03	2.80

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.81%, 0.81% and 0.56%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (15.1%)
A10 Bridge Asset Financing LLC,
Series 2020-C A 2.021%, 8/15/40§	$864,887	$852,580
Arkansas Student Loan Authority,
Series 2010-1 A 1.917%, 11/25/43 (l)	520,398	520,974
Citibank Credit Card Issuance Trust,
Series 2017-A5 A5 2.246%, 4/22/26 (l)	3,000,000	3,009,099
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A 1.704%, 1/25/37 (l)	33,706	23,966
Dell Equipment Finance Trust,
Series 2021-2 A2 0.330%, 12/22/26§	3,709,304	3,650,625
Series 2022-1 A1 1.217%, 3/22/23§	1,695,909	1,690,821
DLLST LLC,
Series 2022-1A A1 1.560%, 5/22/23§	2,515,996	2,506,767
DT Auto Owner Trust,
Series 2020-3A A 0.540%, 4/15/24§	44,563	44,540
Edsouth Indenture No. 3 LLC,
Series 2012-2 A 2.354%, 4/25/39 (l)§	360,428	359,311
Enterprise Fleet Financing LLC,
Series 2019-3 A2 2.060%, 5/20/25§	378,286	377,069
FirstKey Homes Trust,
Series 2020-SFR2 A 1.266%, 10/19/37§	5,262,520	4,845,756
Ford Credit Floorplan Master Owner Trust,
Series 2019-3 A2 1.924%, 9/15/24 (l)	2,200,000	2,200,901
Series 2020-1 A1 0.700%, 9/15/25	6,400,000	6,170,922
Foursight Capital Automobile Receivables Trust,
Series 2021-2 A2 0.400%, 4/15/25§	1,537,954	1,526,259
GMF Floorplan Owner Revolving Trust,
Series 2020-1 A 0.680%, 8/15/25§	3,000,000	2,897,754
GSAA Trust,
Series 2007-6 A4 2.224%, 5/25/47 (l)	84,169	60,461
LCCM Trust,
Series 2021-FL2 A 2.524%, 12/13/38 (l)§	12,000,000	11,612,863
LL ABS Trust,
Series 2021-1A A 1.070%, 5/15/29§	336,369	326,232
LMREC LLC,
Series 2021-CRE4 A 2.674%, 4/22/37 (l)§	9,544,912	9,225,925
Massachusetts Educational Financing Authority,
Series 2008-1 A1 2.134%, 4/25/38 (l)	78,674	78,500
Navient Private Education Loan Trust,
Series 2015-AA A2A 2.650%, 12/15/28§	144,975	143,756
Series 2020-IA A1B 2.324%, 4/15/69 (l)§	3,959,441	3,922,598
Navient Private Education Refi Loan Trust,
Series 2020-DA A 1.690%, 5/15/69§	1,463,749	1,387,023
Series 2020-GA A 1.170%, 9/16/69§	1,175,744	1,102,937
Series 2021-FA A 1.110%, 2/18/70§	10,204,182	8,958,342
Navient Student Loan Trust,
Series 2017-5A A 2.424%, 7/26/66 (l)§	2,677,232	2,653,167
Nelnet Student Loan Trust,
Series 2005-3 A5 2.216%, 12/24/35 (l)	2,206,889	2,164,774
Series 2013-5A A 2.254%, 1/25/37 (l)§	1,052,523	1,031,768
Series 2016-1A A 2.424%, 9/25/65 (l)§	5,083,307	5,055,891
Series 2019-2A A 2.524%, 6/27/67 (l)§	958,795	957,301
Northstar Education Finance, Inc.,
Series 2012-1 A 2.324%, 12/26/31 (l)§	355,560	352,258
Oscar US Funding XIII LLC,
Series 2021-2A A2 0.390%, 8/12/24§	4,541,320	4,490,062
PFS Financing Corp.,
Series 2020-F A 0.930%, 8/15/24§	1,300,000	1,297,205
PHEAA Student Loan Trust,
Series 2016-2A A 2.574%, 11/25/65 (l)§	1,717,378	1,725,993
PRET LLC,
Series 2021-NPL3 A1 1.868%, 7/25/51 (e)§	6,421,243	6,010,108
Series 2021-NPL6 A1 2.487%, 7/25/51 (e)§	3,281,869	3,087,470
Pretium Mortgage Credit Partners LLC,
Series 2021-RN1 A1 1.992%, 2/25/61 (e)§	1,371,410	1,285,536
Santander Drive Auto Receivables Trust,
Series 2022-2 A2 2.120%, 10/15/26	5,000,000	4,967,304
SLC Student Loan Trust,
Series 2005-3 A3 1.949%, 6/15/29 (l)	560,620	555,221
Series 2006-1 A5 1.939%, 3/15/27 (l)	149,751	149,520
SLM Student Loan Trust,
Series 2004-10 A7B 1.784%, 10/25/29 (l)§	1,214,099	1,205,056
Series 2005-7 A4 1.334%, 10/25/29 (l)	923,842	917,323
Series 2008-9 A 2.684%, 4/25/23 (l)	1,452,071	1,451,499
Series 2010-1 A 2.024%, 3/25/25 (l)	1,976,970	1,912,501

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2012-3 A 2.274%, 12/27/38 (l)	$5,182,497	$5,123,246
SMB Private Education Loan Trust,
Series 2016-C A2A 2.340%, 9/15/34§	2,218,339	2,173,927
Series 2020-PTA A2A 1.600%, 9/15/54§	1,467,229	1,356,674
Tesla Auto Lease Trust,
Series 2021-B A2 0.360%, 9/22/25§	3,088,940	3,013,292
Toyota Auto Loan Extended Note Trust,
Series 2020-1A A 1.350%, 5/25/33§	5,600,000	5,192,875
United States Small Business Administration,
Series 2003-20I 1 5.130%, 9/1/23	185	186
Series 2004-20C 1 4.340%, 3/1/24	2,538	2,564
Series 2005-20B 1 4.625%, 2/1/25	4,968	4,999
Series 2008-20G 1 5.870%, 7/1/28	394,015	406,572
Series 2008-20H 1 6.020%, 8/1/28	416,064	428,955
Westlake Automobile Receivables Trust,
Series 2020-3A A2 0.560%, 5/15/24§	342,363	341,577

Total Asset-Backed Securities		126,810,805

Collateralized Mortgage Obligations (16.1%)
Alternative Loan Trust,
Series 2005-61 2A1 2.184%, 12/25/35 (l)	5,906	5,461
Series 2005-62 2A1 1.476%, 12/25/35 (l)	25,588	22,129
Series 2006-OA22 A1 1.944%, 2/25/47 (l)	118,370	104,802
Series 2007-OA7 A1A 1.984%, 5/25/47 (l)	27,283	23,571
American Home Mortgage Assets Trust,
Series 2006-1 2A1 1.814%, 5/25/46 (l)	1,439,405	1,199,092
Arroyo Mortgage Trust,
Series 2021-1R A1 1.175%, 10/25/48 (l)§	805,342	744,162
BCAP LLC Trust,
Series 2006-AA2 A1 1.964%, 1/25/37 (l)	149,797	133,764
Bear Stearns ALT-A Trust,
Series 2005-7 22A1 3.074%, 9/25/35 (l)	332,687	219,057
Bear Stearns ARM Trust,
Series 2002-11 1A2 2.841%, 2/25/33 (l)	1,102	943
Series 2003-3 3A2 3.001%, 5/25/33 (l)	8,432	8,151
Series 2003-8 2A1 2.087%, 1/25/34 (l)	601	576
Series 2003-8 4A1 2.371%, 1/25/34 (l)	2,579	2,544
Series 2004-10 15A1 2.665%, 1/25/35 (l)	13,829	13,267
Series 2004-10 21A1 3.025%, 1/25/35 (l)	197,509	189,037
Series 2007-3 1A1 3.278%, 5/25/47 (l)	688,728	643,436
CHL Mortgage Pass-Through Trust,
Series 2004-12 11A1 3.571%, 8/25/34 (l)	6,834	6,849
Series 2005-25 A11 5.500%, 11/25/35	56,454	32,186
Series 2005-3 1A2 2.204%, 4/25/35 (l)	47,774	41,793
Citigroup Mortgage Loan Trust,
Series 2005-11 A1A 3.950%, 5/25/35 (l)	1,113	1,059
Series 2005-11 A2A 2.470%, 10/25/35 (l)	36,005	34,562
Series 2005-12 2A1 2.424%, 8/25/35 (l)§	114,694	110,130
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6 A1 2.190%, 9/25/35 (l)	2,567	2,548
Series 2005-6 A2 3.790%, 9/25/35 (l)	6,935	6,792
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-P1A A 1.081%, 3/25/32 (l)§	247	229
CSMC Trust,
Series 2019-RP10 A1 2.936%, 12/26/59 (l)§	763,282	752,364
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-AR2 7A1 2.445%, 10/25/35 (l)	7,371	7,251
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1 1.724%, 10/25/36 (l)	485	413
FHLMC,
Series 2142 Z 6.500%, 4/15/29	1,366	1,428
Series 2411 FJ 1.674%, 12/15/29 (l)	345	344
Series 3222 FN 1.724%, 9/15/36 (l)	9,897	9,858
Series 3241 FM 1.704%, 11/15/36 (l)	6,219	6,189
Series 3245 NF 1.804%, 11/15/36 (l)	169,122	169,085
Series 330 F4 1.150%, 10/15/37 STRIPS (l)	2,422,493	2,434,512
Series 343 F4 1.150%, 10/15/37 STRIPS (l)	714,262	719,503
Series 3807 FM 1.824%, 2/15/41 (l)	191,420	191,565
Series 3850 FC 1.744%, 4/15/41 (l)	161,818	161,262
Series 3898 TF 1.824%, 7/15/39 (l)	13,825	13,835
Series 3927 FH 1.774%, 9/15/41 (l)	169,953	169,626
Series 4283 JF 1.724%, 12/15/43 (l)	1,532,759	1,528,152

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Series 4367 GF 1.150%, 3/15/37 (l)	$1,687,081	$1,665,556
Series 4615 AF 1.150%, 10/15/38 (l)	613,648	608,002
Series 4678 AF 1.200%, 12/15/42 (l)	2,492,862	2,464,703
Series 4774 BF 1.624%, 2/15/48 (l)	2,148,002	2,120,152
Series 4779 WF 1.150%, 7/15/44 (l)	2,807,838	2,767,332
Series 4875 F 1.774%, 4/15/49 (l)	1,329,905	1,324,735
Series 4906 WF 1.200%, 12/15/38 (l)	1,148,195	1,138,332
Series 4913 FC 1.220%, 6/15/44 (l)	1,978,642	1,954,782
Series 4948 E 2.500%, 10/25/48	501,226	475,100
Series 5115 EM 1.000%, 9/15/44	6,859,623	6,126,848
FHLMC Structured Pass-Through Certificates,
Series T-57 1A1 6.500%, 7/25/43	2,349	2,559
Series T-62 1A1 1.676%, 10/25/44 (l)	127,491	130,996
Series T-63 1A1 1.524%, 2/25/45 (l)	161,878	165,043
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1 2.778%, 6/25/34 (l)	20,607	19,887
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1 3.213%, 8/25/35 (l)	21,329	14,401
FNMA,
Series 2003-W8 3F2 1.974%, 5/25/42 (l)	8,840	8,776
Series 2005-38 F 1.924%, 5/25/35 (l)	14,608	14,514
Series 2006-118 A2 1.066%, 12/25/36 (l)	53,462	52,838
Series 2006-5 3A2 2.084%, 5/25/35 (l)	25,530	26,124
Series 2007-109 GF 2.304%, 12/25/37 (l)	423,800	428,021
Series 2007-84 FN 2.124%, 8/25/37 (l)	142,476	142,595
Series 2010-74 AF 2.164%, 7/25/37 (l)	132,195	132,579
Series 2014-42 FA 1.200%, 7/25/44 (l)	678,124	673,624
Series 2014-86 PA 2.000%, 12/25/44	239,264	223,372
Series 2015-64 KF 1.150%, 9/25/45 (l)	2,809,620	2,788,647
Series 2016-11 AF 1.300%, 3/25/46 (l)	2,183,729	2,166,266
Series 2016-84 DF 1.220%, 11/25/46 (l)	575,067	570,781
Series 2016-97 CF 1.220%, 12/25/56 (l)	1,225,965	1,215,589
Series 2017-108 AF 1.924%, 1/25/48 (l)	1,017,977	1,009,765
Series 2019-41 FD 2.124%, 8/25/59 (l)	947,209	949,212
Series 2019-53 FA 1.200%, 9/25/49 (l)	2,235,456	2,215,975
Series 2019-60 WF 1.200%, 10/25/59 (l)	1,242,030	1,227,076
Series 2020-22 FA 2.024%, 4/25/50 (l)	4,080,112	4,045,003
GCAT Trust,
Series 2021-NQM3 A1 1.091%, 5/25/66 (l)§	1,592,870	1,401,883
GNMA,
Series 2012-H08 FC 1.373%, 4/20/62 (l)	1,035,885	1,029,650
Series 2012-H12 FA 1.353%, 4/20/62 (l)	1,181,529	1,173,976
Series 2012-H12 FB 1.853%, 2/20/62 (l)	1,168,158	1,169,800
Series 2013-H13 FT 2.463%, 5/20/63 (l)	748,905	744,565
Series 2015-H04 FA 1.453%, 12/20/64 (l)	1,095,435	1,085,389
Series 2015-H32 FA 1.553%, 12/20/65 (l)	2,305,895	2,292,556
Series 2016-H14 FA 1.603%, 6/20/66 (l)	2,119,201	2,113,015
Series 2016-H17 FK 1.653%, 7/20/66 (l)	518,986	518,049
Series 2016-H20 PT 3.096%, 9/20/66 (l)	2,243,775	2,316,126
Series 2017-H07 FG 1.263%, 2/20/67 (l)	5,690,101	5,642,824
Series 2017-H12 FE 1.003%, 6/20/66 (l)	43,663	43,427
Series 2018-H18 FC 1.153%, 8/20/65 (l)	2,737,775	2,714,689
Series 2019-54 KF 1.482%, 5/20/44 (l)	1,760,361	1,747,325
Series 2019-90 F 2.045%, 7/20/49 (l)	1,700,869	1,690,142
Series 2020-17 EU 2.500%, 10/20/49	256,537	242,607
Series 2020-63 PF 1.995%, 4/20/50 (l)	5,710,416	5,656,391
Series 2021-122 FA 1.171%, 7/20/51 (l)	12,960,830	11,950,841
Series 2021-H09 FG 2.271%, 6/20/71 (l)	1,411,689	1,461,997
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1 2.164%, 11/25/45 (l)	10,413	9,098
GS Mortgage-Backed Securities Corp. Trust,
Series 2021-RPL1 A1 1.750%, 12/25/60 (l)§	5,664,042	5,376,585
GS Mortgage-Backed Securities Trust,
Series 2021-GR2 A9 1.776%, 2/25/52 (l)§	2,276,187	2,115,068
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1 2.938%, 9/25/35 (l)	9,117	8,852

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
HarborView Mortgage Loan Trust,
Series 2005-2 2A1A 2.052%, 5/19/35 (l)	$4,862	$4,457
Series 2006-1 2A1A 2.075%, 3/19/36 (l)	41,265	39,150
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR11 2A 3.015%, 12/25/34 (l)	24,058	23,584
JP Morgan Mortgage Trust,
Series 2021-12 A11 1.776%, 2/25/52 (l)§	876,626	814,497
Legacy Mortgage Asset Trust,
Series 2019-GS6 A1 3.000%, 6/25/59 (e)§	575,128	574,133
Series 2021-SL2 A 1.875%, 10/25/68 (e)§	991,109	948,286
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7 3.052%, 11/21/34 (l)	9,668	9,204
MASTR Alternative Loan Trust,
Series 2003-5 6A1 6.000%, 8/25/33	189,930	184,574
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1 2.024%, 11/15/31 (l)	5,949	5,807
Merrill Lynch Mortgage Investors Trust,
Series 2005-3 5A 2.124%, 11/25/35 (l)	15,604	14,736
MFA Trust,
Series 2020-NQM2 A1 1.381%, 4/25/65 (l)§	1,348,691	1,295,189
Mill City Mortgage Loan Trust,
Series 2017-2 A1 2.750%, 7/25/59 (l)§	260,036	258,582
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1 1.764%, 12/15/30 (l)	1,874	1,780
New Residential Mortgage Loan Trust,
Series 2019-RPL3 A1 2.750%, 7/25/59 (l)§	5,197,504	5,025,242
Series 2020-RPL1 A1 2.750%, 11/25/59 (l)§	4,317,081	4,128,561
Series 2021-NQ2R A1 0.941%, 10/25/58 (l)§	1,765,403	1,700,603
RALI Trust,
Series 2005-QO1 A1 1.924%, 8/25/35 (l)	8,569	6,709
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1 1.964%, 6/25/35 (l)§	9,713	9,538
Sequoia Mortgage Trust,
Series 10 2A1 2.355%, 10/20/27 (l)	590	569
Series 2003-4 2A1 2.295%, 7/20/33 (l)	412,600	389,270
Series 2005-2 A2 1.274%, 3/20/35 (l)	246,806	226,761
Starwood Mortgage Residential Trust,
Series 2020-3 A1 1.486%, 4/25/65 (l)§	513,546	499,916
Series 2021-2 A1 0.943%, 5/25/65 (l)§	4,288,870	4,082,239
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2 2.543%, 2/25/34 (l)	11,879	11,449
Series 2004-19 2A1 1.876%, 1/25/35 (l)	8,662	7,515
Series 2005-17 3A1 2.961%, 8/25/35 (l)	25,959	23,879
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1 2.255%, 10/19/34 (l)	11,972	11,399
Series 2005-AR5 A1 2.095%, 7/19/35 (l)	23,367	21,419
Series 2005-AR5 A2 2.095%, 7/19/35 (l)	23,274	21,892
Series 2006-AR4 2A1 2.004%, 6/25/36 (l)	4,402	4,289
Series 2006-AR5 1A1 2.044%, 5/25/36 (l)	300,763	241,999
Towd Point Mortgage Trust,
Series 2018-3 A1 3.750%, 5/25/58 (l)§	1,204,779	1,178,255
Series 2019-HY2 A1 2.624%, 5/25/58 (l)§	767,806	758,922
Series 2019-HY3 A1A 2.624%, 10/25/59 (l)§	797,980	785,082
Series 2020-1 A1 2.710%, 1/25/60 (l)§	2,516,222	2,414,071
Series 2020-2 A1A 1.636%, 4/25/60 (l)§	7,533,092	7,006,261
Series 2021-SJ2 A1A 2.250%, 12/25/61 (l)§	921,278	899,639
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A 1.676%, 11/25/42 (l)	1,466	1,365
Series 2002-AR2 A 1.473%, 2/27/34 (l)	723	705
Series 2003-AR1 A5 2.368%, 3/25/33 (l)	96,260	92,842
Series 2004-AR1 A 2.462%, 3/25/34 (l)	164,533	163,488
Series 2005-AR13 A1A1 2.204%, 10/25/45 (l)	26,579	25,318
Series 2005-AR15 A1A1 2.144%, 11/25/45 (l)	9,185	8,443
Series 2006-AR15 2A 1.723%, 11/25/46 (l)	9,698	8,875
Series 2006-AR3 A1A 1.476%, 2/25/46 (l)	13,774	12,516
Series 2006-AR7 3A 1.723%, 7/25/46 (l)	57,651	51,587

Total Collateralized Mortgage Obligations		135,080,164

Commercial Mortgage-Backed Securities (6.2%)
280 Park Avenue Mortgage Trust,
Series 2017-280P A 2.071%, 9/15/34 (l)§	1,000,000	975,632
AREIT Trust,
Series 2019-CRE3 A 2.718%, 9/14/36 (l)§	423,742	414,179

See Notes to Financial Statements.

1275

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
BAMLL Commercial Mortgage Securities Trust,
Series 2019-AHT A 2.524%, 3/15/34 (l)§	$1,300,000	$1,255,434
BCP Trust,
Series 2021-330N A 2.123%, 6/15/38 (l)§	7,000,000	6,722,733
Beast Mortgage Trust,
Series 2021-1818 A 2.374%, 3/15/36 (l)§	2,500,000	2,392,328
BWAY Mortgage Trust,
Series 2021-1450 A 2.574%, 9/15/36 (l)§	2,500,000	2,398,188
CFCRE Commercial Mortgage Trust,
Series 2017-C8 ASB 3.367%, 6/15/50	3,389,617	3,326,185
Citigroup Commercial Mortgage Trust,
Series 2016-C2 AAB 2.710%, 8/10/49	1,978,739	1,931,437
CSMC Trust,
Series 2017-CHOP A 2.074%, 7/15/32 (l)§	8,000,000	7,679,150
DBCG Mortgage Trust,
Series 2017-BBG A 2.025%, 6/15/34 (l)§	5,000,000	4,909,427
Extended Stay America Trust,
Series 2021-ESH A 2.404%, 7/15/38 (l)§	6,957,182	6,783,392
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-FL12 A 2.774%, 12/15/31 (l)§	530,228	519,914
LUXE Trust,
Series 2021-TRIP A 2.374%, 10/15/38 (l)§	5,000,000	4,824,354
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2017-C33 ASB 3.401%, 5/15/50	4,471,287	4,398,754
Ready Capital Mortgage Financing LLC,
Series 2021-FL6 A 2.574%, 7/25/36 (l)§	2,999,290	2,865,498
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29 ASB 3.400%, 6/15/48	550,241	544,267
WFRBS Commercial Mortgage Trust,
Series 2014-C21 ASBF 2.083%, 8/15/47 (l)§	642,158	641,792

Total Commercial Mortgage-Backed Securities		52,582,664

Corporate Bonds (53.3%)
Communication Services (3.0%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.
(ICE LIBOR USD 3 Month + 0.89%), 2.301%, 2/15/23 (k)	4,400,000	4,409,174
(United States SOFR Compounded Index + 0.64%), 2.150%, 3/25/24 (k)	1,800,000	1,782,849
Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 2.511%, 5/15/25 (k)	2,902,000	2,884,482

		9,076,505

Entertainment (0.3%)
Magallanes, Inc.
(United States SOFR Compounded Index + 1.78%), 3.290%, 3/15/24 (k)§	1,300,000	1,304,739
3.428%, 3/15/24§	800,000	785,037
3.788%, 3/15/25§	900,000	874,136

		2,963,912

Media (1.6%)
Charter Communications Operating LLC
(ICE LIBOR USD 3 Month + 1.65%), 2.936%, 2/1/24 (k)	12,200,000	12,255,791
Time Warner Entertainment Co. LP 8.375%, 3/15/23	1,105,000	1,136,945

		13,392,736

Total Communication Services		25,433,153

Consumer Discretionary (5.7%)
Automobiles (4.1%)
BMW US Capital LLC
(United States SOFR Compounded Index + 0.38%), 1.890%, 8/12/24 (k)§	3,000,000	2,955,239
Hyundai Capital America 3.250%, 9/20/22 (m)(x)	2,000,000	1,999,246
1.150%, 11/10/22§	6,200,000	6,154,778
2.375%, 2/10/23§	500,000	493,581
0.800%, 4/3/23 (x)§	2,500,000	2,431,664
1.250%, 9/18/23§	4,300,000	4,166,079
Nissan Motor Acceptance Co. LLC 2.650%, 7/13/22 (m)	1,500,000	1,499,716
(ICE LIBOR USD 3 Month + 0.69%), 2.924%, 9/28/22 (k)(m)	279,000	278,299
(ICE LIBOR USD 3 Month + 0.69%), 2.924%, 9/28/22 (k)§	2,900,000	2,892,708
3.450%, 3/15/23§	998,000	992,853
1.050%, 3/8/24§	2,919,000	2,740,995
Volkswagen Group of America Finance LLC 0.750%, 11/23/22§	8,000,000	7,926,856

		34,532,014

Hotels, Restaurants & Leisure (1.6%)
Hyatt Hotels Corp.
(United States SOFR Compounded Index + 1.05%), 2.560%, 10/1/23 (k)	1,600,000	1,597,056
Marriott International, Inc.
Series Z 4.150%, 12/1/23	12,100,000	12,161,052

		13,758,108

Total Consumer Discretionary		48,290,122

Consumer Staples (2.9%)
Food & Staples Retailing (0.5%)
7-Eleven, Inc. 0.625%, 2/10/23§	4,000,000	3,922,395
0.800%, 2/10/24 (m)(x)	573,000	544,684

		4,467,079

See Notes to Financial Statements.

1276

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Food Products (0.8%)
Conagra Brands, Inc. 0.500%, 8/11/23	$3,000,000	$2,892,657
Kraft Heinz Foods Co.
(ICE LIBOR USD 3 Month + 0.82%), 2.222%, 8/10/22 (k)	4,110,000	4,104,873

		6,997,530

Personal Products (0.2%)
GSK Consumer Healthcare Capital US LLC 3.024%, 3/24/24§	1,200,000	1,182,148

Tobacco (1.4%)
BAT Capital Corp. 2.789%, 9/6/24	12,000,000	11,585,674

Total Consumer Staples		24,232,431

Energy (1.1%)
Oil, Gas & Consumable Fuels (1.1%)
ConocoPhillips Co. 2.125%, 3/8/24	3,200,000	3,135,833
Hanwha Energy USA Holdings Corp. 2.375%, 7/30/22 (m)	1,286,000	1,283,830
Sabine Pass Liquefaction LLC 5.625%, 4/15/23 (e)	5,000,000	5,049,193

		9,468,856

Total Energy		9,468,856

Financials (22.3%)
Banks (8.8%)
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.79%), 3.004%, 12/20/23 (k)	2,571,000	2,563,648
(SOFR + 0.69%), 2.200%, 4/22/25 (k)	10,670,000	10,406,263
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 2.544%, 5/17/24 (k)	14,241,000	14,118,681
(ICE LIBOR USD 3 Month + 1.02%), 2.603%, 6/1/24 (k)	3,000,000	2,965,799
Huntington National Bank (The)
(United States SOFR Compounded Index + 1.19%), 2.700%, 5/16/25 (k)(x)	6,900,000	6,847,089
JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 1.23%), 2.414%, 10/24/23 (k)	9,128,000	9,125,005
(ICE LIBOR USD 3 Month + 0.73%), 1.914%, 4/23/24 (k)	2,000,000	1,989,696
(ICE LIBOR USD 3 Month + 0.89%), 2.074%, 7/23/24 (k)	1,500,000	1,491,352
MUFG Union Bank NA 2.100%, 12/9/22	6,500,000	6,475,887
Santander Holdings USA, Inc. 3.400%, 1/18/23	12,111,000	12,069,614
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 1.23%), 2.469%, 10/31/23 (k)	4,200,000	4,202,530
(SOFR + 1.32%), 2.830%, 4/25/26 (k)	2,000,000	1,970,089

		74,225,653

Capital Markets (5.1%)
Ameriprise Financial, Inc. 4.000%, 10/15/23	1,500,000	1,509,822
Bank of New York Mellon Corp. (The)
(ICE LIBOR USD 3 Month + 1.05%), 2.289%, 10/30/23 (k)(x)	4,584,000	4,584,107
Cantor Fitzgerald LP 4.875%, 5/1/24§	4,726,000	4,762,670
Goldman Sachs Group, Inc. (The)
(SOFR + 0.54%), 2.050%, 11/17/23 (k)(x)	9,000,000	8,914,911
(SOFR + 0.79%), 2.300%, 12/9/26 (k)	1,800,000	1,717,038
(ICE LIBOR USD 3 Month + 1.75%), 2.988%, 10/28/27 (k)	10,911,000	10,719,847
Morgan Stanley
(ICE LIBOR USD 3 Month + 1.22%), 2.591%, 5/8/24 (k)	2,800,000	2,797,979
(SOFR + 0.95%), 2.460%, 2/18/26 (k)	8,500,000	8,269,650

		43,276,024

Consumer Finance (1.7%)
Ally Financial, Inc. 3.050%, 6/5/23 (x)	2,400,000	2,377,027
General Motors Financial Co., Inc. 4.250%, 5/15/23	2,208,000	2,211,171
(SOFR + 1.20%), 2.710%, 11/17/23 (k)	1,500,000	1,479,165
3.950%, 4/13/24	6,800,000	6,752,672
Harley-Davidson Financial Services, Inc. 3.350%, 2/15/23§	1,390,000	1,388,090

		14,208,125

Diversified Financial Services (0.3%)
AIG Global Funding 0.800%, 7/7/23§	2,200,000	2,140,097

Insurance (6.4%)
Athene Global Funding
(ICE LIBOR USD 3 Month + 1.23%), 2.192%, 7/1/22 (k)§	9,200,000	9,199,975
3.000%, 7/1/22§	1,816,000	1,815,995
GA Global Funding Trust 1.000%, 4/8/24§	10,000,000	9,442,673
(SOFR + 0.50%), 2.010%, 9/13/24 (k)(x)§	400,000	386,950
Jackson National Life Global Funding
(SOFR + 0.60%), 2.110%, 1/6/23 (k)§	2,000,000	1,995,385
New York Life Global Funding
(SOFR + 0.48%), 1.990%, 6/9/26 (k)§	12,000,000	11,607,506
Pacific Life Global Funding II
(SOFR + 0.62%), 2.130%, 6/4/26 (k)§	13,000,000	12,792,004
Protective Life Global Funding 1.082%, 6/9/23 (x)§	7,000,000	6,836,652

		54,077,140

Total Financials		187,927,039

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care (2.1%)
Health Care Providers & Services (0.6%)
HCA, Inc. 5.000%, 3/15/24	$3,000,000	$3,004,620
Humana, Inc. 2.900%, 12/15/22	2,320,000	2,307,952

		5,312,572

Life Sciences Tools & Services (1.1%)
Thermo Fisher Scientific, Inc. 0.797%, 10/18/23	9,600,000	9,312,368

Pharmaceuticals (0.4%)
Bayer US Finance II LLC
(ICE LIBOR USD 3 Month + 1.01%), 2.839%, 12/15/23 (k)§	3,300,000	3,282,001

Total Health Care		17,906,941

Industrials (5.9%)
Aerospace & Defense (2.2%)
Boeing Co. (The) 4.508%, 5/1/23	9,900,000	9,927,708
1.875%, 6/15/23	700,000	683,227
1.433%, 2/4/24	4,600,000	4,399,483
Leidos, Inc. 2.950%, 5/15/23	3,000,000	2,977,137

		17,987,555

Airlines (1.5%)
Southwest Airlines Co. 5.250%, 5/4/25	12,200,000	12,382,512

Commercial Services & Supplies (0.2%)
RELX Capital, Inc. 3.500%, 3/16/23	2,000,000	1,998,630

Machinery (1.1%)
Daimler Trucks Finance North America LLC
(SOFR + 0.60%), 2.110%, 12/14/23 (k)§	3,500,000	3,474,543
Komatsu Finance America, Inc. 2.437%, 9/11/22 (m)	3,000,000	2,996,069
0.849%, 9/9/23 (m)	3,000,000	2,899,441

		9,370,053

Trading Companies & Distributors (0.9%)
Air Lease Corp. 2.250%, 1/15/23	800,000	793,350
International Lease Finance Corp. 5.875%, 8/15/22	7,000,000	7,013,061

		7,806,411

Total Industrials		49,545,161

Information Technology (1.9%)
Electronic Equipment, Instruments & Components (0.4%)
TD SYNNEX Corp. 1.250%, 8/9/24§	3,700,000	3,460,394

IT Services (0.3%)
Fidelity National Information Services, Inc. 0.375%, 3/1/23 (x)	2,000,000	1,959,832

Software (0.8%)
Oracle Corp. 2.625%, 2/15/23 (x)	7,000,000	6,966,787
Technology Hardware, Storage & Peripherals (0.4%)
Dell International LLC 5.450%, 6/15/23	3,206,000	3,241,382

Total Information Technology		15,628,395

Materials (1.6%)
Chemicals (0.1%)
International Flavors & Fragrances, Inc. 0.697%, 9/15/22§	1,000,000	996,122

Containers & Packaging (1.5%)
Berry Global, Inc. 0.950%, 2/15/24	2,400,000	2,263,296
4.875%, 7/15/26§	10,981,000	10,445,786

		12,709,082

Total Materials		13,705,204

Real Estate (1.1%)
Equity Real Estate Investment Trusts (REITs) (1.1%)
American Tower Corp. (REIT) 3.000%, 6/15/23	2,000,000	1,981,058
SL Green Operating Partnership LP (REIT) 3.250%, 10/15/22	7,100,000	7,104,457

		9,085,515

Total Real Estate		9,085,515

Utilities (5.7%)
Electric Utilities (4.0%)
American Electric Power Co., Inc.
Series A (ICE LIBOR USD 3 Month + 0.48%), 1.766%, 11/1/23 (k)(x)	8,300,000	8,251,274
NextEra Energy Capital Holdings, Inc.
(United States SOFR Compounded Index + 1.02%), 2.530%, 3/21/24 (k)	5,100,000	5,074,186
Pacific Gas and Electric Co. 3.250%, 6/15/23	200,000	197,150
4.250%, 8/1/23	1,000,000	994,441
3.750%, 2/15/24	400,000	391,823
3.400%, 8/15/24	800,000	768,676
Southern California Edison Co.
(United States SOFR Compounded Index + 0.64%), 2.150%, 4/3/23 (k)	10,000,000	9,977,012
Southern Co. (The)
Series 21-A 0.600%, 2/26/24	8,000,000	7,578,576

		33,233,138

Gas Utilities (1.2%)
Atmos Energy Corp.
(ICE LIBOR USD 3 Month + 0.38%), 2.070%, 3/9/23 (k)(x)	7,500,000	7,482,420
CenterPoint Energy Resources Corp.
(ICE LIBOR USD 3 Month + 0.50%), 2.111%, 3/2/23 (k)	1,722,000	1,717,144
Southern Natural Gas Co. LLC 0.625%, 4/28/23§	600,000	584,054

		9,783,618

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Multi-Utilities (0.5%)
Dominion Energy, Inc.
Series D (ICE LIBOR USD 3 Month + 0.53%), 2.359%, 9/15/23 (k)(x)	$4,500,000	$4,479,727

Total Utilities		47,496,483

Total Corporate Bonds		448,719,300

Mortgage-Backed Securities (0.0%)†
FHLMC 2.365%, 11/1/23 (l)	524	522
2.350%, 1/1/34 (l)	2,033	2,097
2.051%, 11/1/35 (l)	6,999	7,133
2.294%, 7/1/36 (l)	152,270	157,573
1.756%, 9/1/36 (l)	54,811	55,890
1.927%, 10/1/36 (l)	75,397	77,119
FNMA 2.525%, 11/1/34 (l)	65,651	68,200
1.694%, 1/1/35 (l)	2,415	2,444
3.735%, 7/1/35 (l)	7,281	7,487
1.994%, 12/1/35 (l)	19,618	19,975
1.795%, 3/1/36 (l)	10,309	10,408
2.215%, 3/1/36 (l)	18,805	19,184
1.677%, 3/1/44 (l)	68,801	69,725
1.677%, 7/1/44 (l)	643	652
1.677%, 10/1/44 (l)	5,187	5,258

Total Mortgage-Backed Securities		503,667

U.S. Government Agency Securities (9.0%)
FHLB 0.800%, 11/27/23	5,000,000	4,844,332
0.625%, 11/27/24	6,000,000	5,667,144
1.000%, 3/23/26	17,550,000	16,184,168
1.020%, 2/24/27 (z)	30,000,000	27,062,751
0.900%, 2/26/27	14,100,000	12,657,584
FHLMC 0.800%, 10/28/26	10,000,000	8,990,440

Total U.S. Government Agency Securities		75,406,419

U.S. Treasury Obligations (3.2%)
U.S. Treasury Notes 2.500%, 5/31/24 (z)	15,900,000	15,769,342
2.750%, 5/15/25 (z)	10,900,000	10,827,226

Total U.S. Treasury Obligations		26,596,568

Total Long-Term Debt Securities (102.9%) (Cost $893,589,048)		865,699,587

SHORT-TERM INVESTMENTS:
Commercial Paper (0.2%)
Crown Castle International Corp. 2.12%, 7/12/22 (n)(p)	1,200,000	1,199,151

	Number of Shares	Value (Note 1)
Investment Company (0.1%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	1,000,000	1,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.4%)
CF Secured LLC, 1.48%, dated 6/30/22, due 7/1/22, repurchase price $5,000,206, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.250%, maturing 9/30/23-11/15/40; total market value $5,100,210. (xx)	$5,000,000	5,000,000
Deutsche Bank Securities, Inc., 1.45%, dated 6/30/22, due 7/1/22, repurchase price $5,788,285, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $5,903,813. (xx)	5,788,052	5,788,052
National Bank of Canada, 1.70%, dated 6/30/22, due 7/7/22, repurchase price $1,400,463, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 11/3/22-2/15/51; total market value $1,543,930. (xx)	1,400,000	1,400,000

Total Repurchase Agreements		12,188,052

Total Short-Term Investments (1.7%) (Cost $14,387,172)		14,387,203

Total Investments in Securities (104.6%) (Cost $907,976,220)		880,086,790
Other Assets Less Liabilities (-4.6%)		(39,080,995)

Net Assets (100%)		$841,005,795

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2022, the market value of these securities amounted to $305,356,881 or 36.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2022. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2022.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2022.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2022, the market value of these securities amounted to $11,501,285 or 1.4% of net assets.

See Notes to Financial Statements.

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June 30, 2022 (Unaudited)

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(p)	Yield to maturity.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $12,913,746. This was collateralized by cash of $13,188,052 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1

Glossary:

ARM	—	Adjustable Rate Mortgage
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—

Separate Trading of Registered Interest and Principal

Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

USD	—	United States Dollar

Futures contracts outstanding as of June 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	1,291	9/2022	USD	271,130,173	(858,944)

					(858,944)

Short Contracts
U.S. Treasury 5 Year Note	(2,195)	9/2022	USD	(246,388,750)	1,343,585
U.S. Treasury 10 Year Note	(2)	9/2022	USD	(237,062)	970
U.S. Treasury 10 Year Ultra Note	(292)	9/2022	USD	(37,193,500)	(52,706)
U.S. Treasury Ultra Bond	(9)	9/2022	USD	(1,389,094)	29,837

					1,321,686

					462,742

See Notes to Financial Statements.

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June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$126,810,805	$—	$126,810,805
Collateralized Mortgage Obligations	—	135,080,164	—	135,080,164
Commercial Mortgage-Backed Securities	—	52,582,664	—	52,582,664
Corporate Bonds
Communication Services	—	25,433,153	—	25,433,153
Consumer Discretionary	—	48,290,122	—	48,290,122
Consumer Staples	—	24,232,431	—	24,232,431
Energy	—	9,468,856	—	9,468,856
Financials	—	187,927,039	—	187,927,039
Health Care	—	17,906,941	—	17,906,941
Industrials	—	49,545,161	—	49,545,161
Information Technology	—	15,628,395	—	15,628,395
Materials	—	13,705,204	—	13,705,204
Real Estate	—	9,085,515	—	9,085,515
Utilities	—	47,496,483	—	47,496,483
Futures	1,374,392	—	—	1,374,392
Mortgage-Backed Securities	—	503,667	—	503,667
Short-Term Investments
Commercial Paper	—	1,199,151	—	1,199,151
Investment Company	1,000,000	—	—	1,000,000
Repurchase Agreements	—	12,188,052	—	12,188,052
U.S. Government Agency Securities	—	75,406,419	—	75,406,419
U.S. Treasury Obligations	—	26,596,568	—	26,596,568

Total Assets	$2,374,392	$879,086,790	$—	$881,461,182

Liabilities:
Futures	(911,650)	—	—	(911,650)

Total Liabilities	$(911,650)	$—	$—	$(911,650)

Total	$1,462,742	$879,086,790	$—	$880,549,532

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$1,374,392	*

Total		$1,374,392

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(911,650	)*

Total		$(911,650)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$7,997,913	$7,997,913

Total	$7,997,913	$7,997,913

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$959,364	$959,364

Total	$959,364	$959,364

^ This Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held futures contracts with an average notional balance of approximately $589,318,000 during the six months ended June 30, 2022.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
Barclays Capital Inc.	1.60%	6/29/2022	7/6/2022	$(7,897,500)	$(7,895,780)
Barclays Capital Inc.	0.75	6/30/2022	7/5/2022	(15,755,906)	(15,752,121)
BNP Paribas	1.47	6/30/2022	7/1/2022	(2,875,531)	(2,875,432)
Morgan Stanley & Co. LLC	1.63	6/30/2022	7/1/2022	(9,944,688)	(9,944,828)

					$(36,468,161)

(1)	The average amount of borrowings while outstanding for 132 days during the six months ended June 30,2022, was approximately $23,776,000 at a weighted average interest rate of 0.37%.
(2)	Payable for sale-buyback transactions includes $(5,464) of deferred price drop on sale-buyback transactions.

	June 30, 2022
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Bonds	$—	$(9,944,828)	$—	$—	$(9,944,828)
U.S. Treasury Notes	—	(26,523,333)	—	—	(26,523,333)

Total Borrowings	$—	$(36,468,161)	$—	$—	$(36,468,161)

Gross amount of recognized liabilities for sale-buybacks					$(36,468,161)

The following is a summary by counterparty of sale-buyback transactions and collateral (received)/pledged as of June 30, 2022:

Counterparty	Payable for Sale-Buyback Transactions	Collateral Pledged (Sale-buyback positions)	Cash Collateral (Received)/ Pledged	Net Exposure (3)
Barclays Capital Inc.	$(23,647,901)	$23,715,930	$—	$68,029
BNP Paribas	(2,875,432)	2,880,638	—	5,206
Morgan Stanley & Co. LLC	(9,944,828)	9,923,009	—	(21,819)

	$(36,468,161)	$36,519,577	$—	$51,416

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$89,951,534
Long-term U.S. government debt securities	27,529,221

$117,480,755

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$195,174,115
Long-term U.S. government debt securities	26,058,507

$221,232,622

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,061,574
Aggregate gross unrealized depreciation	(31,505,461)

Net unrealized depreciation	$(28,443,887)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$908,993,419

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $895,788,168)	$867,898,738
Repurchase Agreements (Cost $12,188,052)	12,188,052
Cash	5,362,722
Foreign cash (Cost $1)	1
Cash held as collateral at broker for futures	4,100,000
Dividends, interest and other receivables	2,858,049
Receivable for securities sold	124,227
Receivable for Portfolio shares sold	74,742
Receivable for forward settling transactions	32,050
Securities lending income receivable	1,864
Other assets	9,208

Total assets	892,649,653

LIABILITIES
Payable for sale-buyback financing transactions	36,468,161
Payable for return of collateral on securities loaned	13,188,052
Due to broker for futures variation margin	792,680
Investment management fees payable	302,413
Payable for Portfolio shares redeemed	281,039
Administrative fees payable	65,850
Distribution fees payable – Class IB	26,994
Distribution fees payable – Class IA	9,637
Other liabilities	127,656
Accrued expenses	381,376

Total liabilities	51,643,858

NET ASSETS	$841,005,795

Net assets were comprised of:
Paid in capital	$881,279,768
Total distributable earnings (loss)	(40,273,973)

Net assets	$841,005,795

Class IA
Net asset value, offering and redemption price per share, $46,731,121 / 4,862,742 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.61

Class IB
Net asset value, offering and redemption price per share, $131,699,334 / 13,680,805 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.63

Class K
Net asset value, offering and redemption price per share, $662,575,340 / 68,847,753 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.62

(x)	Includes value of securities on loan of $12,913,746.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Interest	$6,010,264
Securities lending (net)	11,683

Total income	6,021,947

EXPENSES
Investment management fees	2,257,235
Administrative fees	416,961
Distribution fees – Class IB	164,151
Distribution fees – Class IA	56,953
Professional fees	48,725
Interest expense	38,291
Custodian fees	33,706
Printing and mailing expenses	22,152
Trustees’ fees	14,343
Miscellaneous	25,169

Gross expenses	3,077,686
Less: Waiver from investment manager	(312,569)

Net expenses	2,765,117

NET INVESTMENT INCOME (LOSS)	3,256,830

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(3,244,530)
Futures contracts	7,997,913

Net realized gain (loss)	4,753,383

Change in unrealized appreciation (depreciation) on:
Investments in securities	(25,338,126)
Futures contracts	959,364

Net change in unrealized appreciation (depreciation)	(24,378,762)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(19,625,379)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(16,368,549)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,256,830	$4,474,089
Net realized gain (loss)	4,753,383	1,781,688
Net change in unrealized appreciation (depreciation)	(24,378,762)	(8,740,266)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(16,368,549)	(2,484,489)

Distributions to shareholders:
Class IA	—	(151,380)
Class IB	—	(477,773)
Class K	—	(4,634,699)

Total distributions to shareholders	—	(5,263,852)

Tax return of capital:
Class IA	—	(26,307)
Class IB	—	(78,294)
Class K	—	(462,123)

Total	—	(566,724)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 965,234 and 973,088 shares, respectively ]	9,364,172	9,589,331
Capital shares issued in reinvestment of dividends [ 0 and 18,147 shares, respectively ]	—	177,687
Capital shares repurchased [ (647,171) and (1,726,006) shares, respectively ]	(6,278,435)	(17,051,191)

Total Class IA transactions	3,085,737	(7,284,173)

Class IB
Capital shares sold [ 1,416,451 and 2,753,915 shares, respectively ]	13,791,276	27,226,420
Capital shares issued in reinvestment of dividends [ 0 and 56,693 shares, respectively ]	—	556,067
Capital shares repurchased [ (1,261,358) and (2,297,955) shares, respectively ]	(12,276,752)	(22,723,634)

Total Class IB transactions	1,514,524	5,058,853

Class K
Capital shares sold [ 292,895 and 11,870,734 shares, respectively ]	2,846,933	117,434,453
Capital shares issued in reinvestment of dividends [ 0 and 520,493 shares, respectively ]	—	5,096,822
Capital shares repurchased [ (11,279,347) and (53,824,660) shares, respectively ]	(109,329,462)	(531,835,635)

Total Class K transactions	(106,482,529)	(409,304,360)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(101,882,268)	(411,529,680)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(118,250,817)	(419,844,745)
NET ASSETS:
Beginning of period	959,256,612	1,379,101,357

End of period	$841,005,795	$959,256,612

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019		2018		2017
Net asset value, beginning of period	$9.79		$9.88	$9.85	$9.82		$9.93		$9.87

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03		0.01	0.07	0.22		0.19		0.12
Net realized and unrealized gain (loss)	(0.21)		(0.06)	0.04	0.04		(0.10)		0.07

Total from investment operations	(0.18)		(0.05)	0.11	0.26		0.09		0.19

Less distributions:
Dividends from net investment income	—		(0.03)	(0.08)	(0.23)		(0.20)		(0.13)
Return of capital	—		(0.01)	—	—		—		—

Total dividends and distributions	—		(0.04)	(0.08)	(0.23)		(0.20)		(0.13)

Net asset value, end of period	$9.61		$9.79	$9.88	$9.85		$9.82		$9.93

Total return (b)	(1.84)%		(0.49)%	1.07%	2.63%		0.88%		1.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$46,731		$44,511	$52,162	$50,808		$43,413		$40,725
Ratio of expenses to average net assets:
After waivers (a)(f)	0.81	%(g)	0.80%	0.80%	1.05	%(g)	0.86	%(g)	0.86	%(g)
Before waivers (a)(f)	0.88	%(g)	0.86%	0.87%	1.12	%(g)	0.88	%(g)	0.87	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.53%		0.12%	0.73%	2.19%		1.87%		1.18%
Before waivers (a)(f)	0.46%		0.06%	0.66%	2.12%		1.85%		1.17%
Portfolio turnover rate^	13	%(z)	116%	157%	252%		77%		73%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

Class IB	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019		2018		2017
Net asset value, beginning of period	$9.81		$9.90	$9.86	$9.84		$9.94		$9.88

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03		0.01	0.07	0.22		0.19		0.12
Net realized and unrealized gain (loss)	(0.21)		(0.06)	0.05	0.03		(0.09)		0.07

Total from investment operations	(0.18)		(0.05)	0.12	0.25		0.10		0.19

Less distributions:
Dividends from net investment income	—		(0.03)	(0.08)	(0.23)		(0.20)		(0.13)
Return of capital	—		(0.01)	—	—		—		—

Total dividends and distributions	—		(0.04)	(0.08)	(0.23)		(0.20)		(0.13)

Net asset value, end of period	$9.63		$9.81	$9.90	$9.86		$9.84		$9.94

Total return (b)	(1.83)%		(0.49)%	1.17%	2.52%		0.98%		1.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$131,699		$132,699	$128,793	$126,849		$129,330		$123,839
Ratio of expenses to average net assets:
After waivers (a)(f)	0.81	%(g)	0.80%	0.80%	1.05	%(g)	0.86	%(g)	0.86	%(g)
Before waivers (a)(f)	0.88	%(g)	0.86%	0.87%	1.12	%(g)	0.88	%(g)	0.87	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.52%		0.12%	0.73%	2.18%		1.87%		1.18%
Before waivers (a)(f)	0.45%		0.07%	0.66%	2.12%		1.85%		1.17%
Portfolio turnover rate^	13	%(z)	116%	157%	252%		77%		73%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021	2020	2019		2018		2017
Net asset value, beginning of period	$9.80		$9.88	$9.85	$9.82		$9.93		$9.87

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.04	0.10	0.24		0.21		0.14
Net realized and unrealized gain (loss)	(0.22)		(0.06)	0.03	0.04		(0.10)		0.07

Total from investment operations	(0.18)		(0.02)	0.13	0.28		0.11		0.21

Less distributions:
Dividends from net investment income	—		(0.05)	(0.10)	(0.25)		(0.22)		(0.15)
Return of capital	—		(0.01)	—	—		—		—

Total dividends and distributions	—		(0.06)	(0.10)	(0.25)		(0.22)		(0.15)

Net asset value, end of period	$9.62		$9.80	$9.88	$9.85		$9.82		$9.93

Total return (b)	(1.84)%		(0.16)%	1.32%	2.89%		1.14%		2.15%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$662,575		$782,046	$1,198,146	$1,174,686		$1,193,758		$1,233,099
Ratio of expenses to average net assets:
After waivers (a)(f)	0.56	%(g)	0.55%	0.55%	0.80	%(g)	0.61	%(g)	0.61	%(g)
Before waivers (a)(f)	0.63	%(g)	0.61%	0.62%	0.87	%(g)	0.63	%(g)	0.62	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.76%		0.37%	0.98%	2.44%		2.11%		1.43%
Before waivers (a)(f)	0.69%		0.31%	0.91%	2.37%		2.09%		1.42%
Portfolio turnover rate^	13	%(z)	116%	157%	252%		77%		73%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)

For the six months ended June 30, 2022, includes Interest Expense of 0.01% for each class. Includes Interest Expense of 0.25%, 0.01% and 0.01% for the years ended December 31, 2019, 2018 and 2017, respectively for each class.

(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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EQ/QUALITY BOND PLUS PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
U.S. Treasury Obligations	43.3%
U.S. Government Agency Securities	35.6
Mortgage-Backed Securities	8.0
Financials	4.4
Asset-Backed Securities	3.4
Collateralized Mortgage Obligations	2.1
Commercial Mortgage-Backed Securities	1.7
Utilities	1.1
Real Estate	1.1
Industrials	0.9
Consumer Discretionary	0.7
Information Technology	0.7
Energy	0.6
Communication Services	0.6
Foreign Government Securities	0.5
Materials	0.3
Consumer Staples	0.2
Health Care	0.2
Municipal Bonds	0.1
Repurchase Agreements	0.1
Foreign Government Treasury Bill	0.0 #
Investment Companies	0.0 #
Cash and Other	(5.6)

100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IA
Actual	$1,000.00	$922.80	$3.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.85	3.98
Class IB
Actual	1,000.00	923.60	3.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.86	3.98
Class K
Actual	1,000.00	924.00	2.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.10	2.73

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.79%, 0.79% and 0.54%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (3.4%)
A10 Bridge Asset Financing LLC,
Series 2020-C A 2.021%, 8/15/40§		$103,270	$101,801
AB Issuer LLC,
Series 2021-1 A2 3.734%, 7/30/51§		340,428	307,432
ACM Auto Trust,
Series 2022-1A A 3.230%, 4/20/29§		336,546	334,133
ACREC Ltd.,
Series 2021-FL1 A 2.762%, 10/16/36 (l)§		800,000	769,154
Affirm Asset Securitization Trust,
Series 2021-B B 1.240%, 8/17/26§		125,000	119,283
Series 2021-Z1 A 1.070%, 8/15/25§		85,483	83,281
Series 2021-Z2 A 1.170%, 11/16/26§		84,511	82,326
Series 2022-X1 A 1.750%, 2/15/27§		262,399	257,824
AGL CLO 12 Ltd.,
Series 2021-12A A1 2.223%, 7/20/34 (l)§		398,434	385,165
Air Canada Pass-Through Trust,
Series 2013-1 A 4.125%, 5/15/25§		594,598	554,171
Series 2017-1 AA 3.300%, 1/15/30§		492,480	439,546
American Airlines Pass-Through Trust,
Series 2019-1 AA 3.150%, 2/15/32		713,258	630,520
Series 2021-1 A 2.875%, 7/11/34		800,000	676,808
Anchorage Capital CLO 11 Ltd.,
Series 2019-11A AR 2.276%, 7/22/32 (l)§		700,000	680,410
Aqueduct European CLO DAC,
Series 2017-1A AR 0.640%, 7/20/30 (l)§	EUR	750,589	769,274
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL1 A 2.229%, 1/15/37 (l)§		$800,000	779,960
Ares XL CLO Ltd.,
Series 2016-40A A1RR 1.914%, 1/15/29 (l)§		717,698	706,724
Armada Euro CLO III DAC,
Series 3A A1R 0.720%, 7/15/31 (l)§	EUR	700,000	709,919
Atalaya Equipment Leasing Trust,
Series 2021-1A A2 1.230%, 5/15/26§		$215,861	211,464
Avant Loans Funding Trust,
Series 2021-REV1 A 1.210%, 7/15/30§		475,000	448,041
Avis Budget Rental Car Funding AESOP LLC,
Series 2017-2A D 4.560%, 3/20/24§		274,000	273,374
Series 2018-2A A 4.000%, 3/20/25§		365,000	364,900
Ballyrock CLO 16 Ltd.,
Series 2021-16A A1 2.193%, 7/20/34 (l)§		502,006	483,820
BlueMountain Fuji Eur CLO V DAC,
Series 5A A 0.910%, 1/15/33 (l)§	EUR	600,000	607,584
BPCRE Ltd.,
Series 2022-FL2 A 3.907%, 1/18/37 (l)§		$600,000	597,099
Brex Commercial Charge Card Master Trust,
Series 2021-1 A 2.090%, 7/15/24§		179,000	175,515
BRSP Ltd.,
Series 2021-FL1 A 2.762%, 8/19/38 (l)§		800,000	767,945
Cajun Global LLC,
Series 2021-1 A2 3.931%, 11/20/51§		65,505	60,003
Carlyle US CLO Ltd.,
Series 2017-1A A1R 2.063%, 4/20/31 (l)§		800,000	779,985
Carvana Auto Receivables Trust,
Series 2021-N3 C 1.020%, 6/12/28		147,000	141,454
Series 2021-N4 A1 0.830%, 9/11/28		113,785	111,106
Series 2021-P4 D 2.610%, 9/11/28		169,000	150,333
Series 2022-P1 A1 1.218%, 4/12/23		221,530	221,405
Catamaran CLO Ltd.,
Series 2014-1A A1AR 2.236%, 4/22/30 (l)§		994,896	973,822
CBAM Ltd.,
Series 2018-5A A 2.064%, 4/17/31 (l)§		900,000	880,680
Series 2018-8A A1 2.183%, 10/20/29 (l)§		787,781	778,573
CIFC Funding Ltd.,
Series 2017-1A AR 2.108%, 4/23/29 (l)§		766,208	755,808
Series 2017-5A A1 2.224%, 11/16/30 (l)§		700,000	691,063
CLNC Ltd.,
Series 2019-FL1 A 2.874%, 8/20/35 (l)§		590,513	578,108
College Ave Student Loans LLC,
Series 2021-C A2 2.320%, 7/26/55§		202,781	185,548
Conn’s Receivables Funding LLC,
Series 2021-A A 1.050%, 5/15/26§		170,513	168,878
CPS Auto Receivables Trust,
Series 2022-A C 2.170%, 4/16/29§		231,000	221,708
CVC Cordatus Loan Fund VII DAC,
Series 7A ARR 0.630%, 9/15/31 (l)§	EUR	600,000	605,907
CVC Cordatus Loan Fund XI DAC,
Series 11A AR 0.650%, 10/15/31 (l)§		700,000	706,522

See Notes to Financial Statements.

1290

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EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
CVS Pass-Through Trust, 5.789%, 1/10/26§		$130,749	$132,532
Diamond Issuer,
Series 2021-1A A 2.305%, 11/20/51§		325,933	286,864
Domino’s Pizza Master Issuer LLC,
Series 2021-1A A2I 2.662%, 4/25/51§		186,120	160,649
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust,
Series 2012-1 A 5.125%, 11/30/22§		42,366	42,047
Dryden 78 CLO Ltd.,
Series 2020-78A C 2.994%, 4/17/33 (l)§		250,000	231,969
Elevation CLO Ltd.,
Series 2020-11A C 3.244%, 4/15/33 (l)§		250,000	228,265
Elmwood CLO IX Ltd.,
Series 2021-2A A 2.193%, 7/20/34 (l)§		257,000	248,687
Evergreen Credit Card Trust,
Series 2019-2 A 1.900%, 9/15/24§		1,000,000	999,008
FHF Trust,
Series 2021-2A A 0.830%, 12/15/26§		112,392	108,185
First Investors Auto Owner Trust,
Series 2021-2A C 1.470%, 11/15/27§		290,000	268,569
Flagship Credit Auto Trust,
Series 2019-4 B 2.530%, 11/17/25§		311,221	310,955
Ford Credit Auto Owner Trust,
Series 2021-1 D 2.310%, 10/17/33§		245,000	225,924
FREED ABS Trust,
Series 2021-3FP A 0.620%, 11/20/28§		79,684	79,492
GCI Funding I LLC,
Series 2021-1 A 2.380%, 6/18/46§		153,302	135,758
GLS Auto Receivables Issuer Trust,
Series 2022-1A A 1.980%, 8/15/25§		578,987	572,670
Go Mortgage LLC, 1.433%, 8/15/26 (l)		122,837	113,239
2.435%, 8/15/26 (l)		176,000	165,243
2.638%, 8/15/26 (l)		12,000	11,001
GoldenTree Loan Management US CLO 7 Ltd.,
Series 2020-7A AR 2.133%, 4/20/34 (l)§		262,213	251,952
Hardee’s Funding LLC,
Series 2018-1A A23 5.710%, 6/20/48§		137,883	133,132
Series 2020-1A A2 3.981%, 12/20/50§		138,057	123,578
Harvest CLO XX DAC,
Series 20A AR 0.680%, 10/20/31 (l)§	EUR	700,000	707,759
Harvest CLO XXII DAC,
Series 22A AR 0.850%, 1/15/32 (l)§		700,000	703,727
JetBlue Pass-Through Trust,
Series 2020-1 A 4.000%, 11/15/32		$811,660	746,099
LAD Auto Receivables Trust,
Series 2021-1A A 1.300%, 8/17/26§		176,576	172,509
LCCM Trust,
Series 2021-FL3 A 2.774%, 11/15/38 (l)§		800,000	767,125
LCM 29 Ltd.,
Series 29A AR 2.114%, 4/15/31 (l)§		700,000	678,370
LCM XV LP,
Series 15A AR2 2.063%, 7/20/30 (l)§		800,000	785,998
Lendmark Funding Trust,
Series 2021-1A A 1.900%, 11/20/31§		800,000	686,333
LoanCore Issuer Ltd.,
Series 2018-CRE1 A 2.454%, 5/15/28 (l)§		46,468	46,260
Magnetite XVIII Ltd.,
Series 2016-18A AR2 2.291%, 11/15/28 (l)§		788,785	775,849
Mariner Finance Issuance Trust,
Series 2021-AA A 1.860%, 3/20/36§		800,000	712,864
Mission Lane Credit Card Master Trust,
Series 2021-A A 1.590%, 9/15/26§		100,000	96,687
MKS CLO Ltd.,
Series 2017-1A AR 2.063%, 7/20/30 (l)§		800,000	785,722
MVW LLC,
Series 2021-2A B 1.830%, 5/20/39§		159,703	148,092
Neighborly Issuer,
Series 2022-1A A2 3.695%, 1/30/52§		236,408	203,029
Neighborly Issuer LLC,
Series 2021-1A A2 3.584%, 4/30/51§		134,909	118,150
Nelnet Student Loan Trust,
Series 2021-BA B 2.680%, 4/20/62§		100,000	84,229
Series 2021-CA B 2.530%, 4/20/62§		147,147	127,441
Series 2021-DA B 2.900%, 4/20/62§		132,000	117,358
Neuberger Berman Loan Advisers CLO 42 Ltd.,
Series 2021-42A A 2.144%, 7/16/35 (l)§		469,642	454,215
Neuberger Berman Loan Advisers CLO 43 Ltd.,
Series 2021-43A A 2.174%, 7/17/35 (l)§		287,510	278,486
OCP CLO Ltd.,
Series 2020-18A AR 2.153%, 7/20/32 (l)§		344,000	334,288
Palmer Square CLO Ltd.,
Series 2021-3A D 3.182%, 1/15/35 (l)§		330,000	307,911

See Notes to Financial Statements.

1291

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EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Pennsylvania Higher Education Assistance Agency,
Series 2009-1 A1 2.084%, 7/25/29 (l)	$93,877	$93,945
Santander Bank Auto Credit-Linked Notes,
Series 2022-A B 5.281%, 5/15/32§	306,386	302,352
Santander Consumer Auto Receivables Trust,
Series 2021-BA B 1.450%, 10/16/28§	229,658	226,346
Sound Point CLO IX Ltd.,
Series 2015-2A ARRR 2.273%, 7/20/32 (l)§	800,000	775,888
Sound Point CLO XII Ltd.,
Series 2016-2A AR2 2.113%, 10/20/28 (l)§	653,236	643,297
Sound Point CLO XVI Ltd.,
Series 2017-2A AR 2.164%, 7/25/30 (l)§	700,000	686,372
Stratus CLO Ltd.,
Series 2021-2A A 1.963%, 12/28/29 (l)§	764,146	751,841
Series 2021-3A A 2.013%, 12/29/29 (l)§	787,297	775,175
STWD Ltd.,
Series 2022-FL3 A 2.129%, 11/15/38 (l)§	800,000	776,746
Sunrun Demeter Issuer LLC,
Series 2021-2A A 2.270%, 1/30/57§	784,305	669,992
TICP CLO III-2 Ltd.,
Series 2018-3R A 1.903%, 4/20/28 (l)§	274,284	272,124
TRTX Issuer Ltd.,
Series 2019-FL3 A 2.742%, 10/15/34 (l)§	372,212	370,473
United Airlines Pass-Through Trust,
Series 2020-1 A 5.875%, 10/15/27	762,158	749,048
United States Small Business Administration,
Series 2004-20A 1 4.930%, 1/1/24	3,665	3,706
Series 2004-20C 1 4.340%, 3/1/24	48,305	48,790
Series 2005-20B 1 4.625%, 2/1/25	7,619	7,667
Series 2008-20G 1 5.870%, 7/1/28	93,041	96,006
Upstart Securitization Trust,
Series 2020-3 A 1.702%, 11/20/30§	21,119	21,043
Series 2021-3 A 0.830%, 7/20/31§	181,480	176,817
Venture 32 CLO Ltd.,
Series 2018-32A A1 2.144%, 7/18/31 (l)§	700,000	681,391
Venture XVII CLO Ltd.,
Series 2014-17A ARR 1.924%, 4/15/27 (l)§	583,621	574,756
Voya CLO Ltd.,
Series 2019-1A DR 3.894%, 4/15/31 (l)§	100,000	86,192
Wellfleet CLO Ltd.,
Series 2017-1A A1RR 1.953%, 4/20/29 (l)§	662,674	654,829

Total Asset-Backed Securities		44,441,392

Collateralized Mortgage Obligations (2.1%)
Adjustable Rate Mortgage Trust,
Series 2005-5 2A1 2.925%, 9/25/35 (l)	47,031	41,875
Alternative Loan Trust,
Series 2005-80CB 1A1 6.000%, 2/25/36	372,903	337,818
Series 2005-J12 2A1 2.164%, 8/25/35 (l)	423,572	261,761
Series 2006-OA22 A1 1.944%, 2/25/47 (l)	86,477	76,564
Series 2006-OA6 1A2 2.044%, 7/25/46 (l)	31,144	28,191
Series 2006-OC7 2A2A 1.346%, 7/25/46 (l)(r)	1,195	—
Series 2007-14T2 A1 6.000%, 7/25/37	379,271	222,290
Series 2007-OH1 A1D 1.834%, 4/25/47 (l)	55,034	44,199
Banc of America Funding Trust,
Series 2004-A 1A3 2.496%, 9/20/34 (l)	10,042	9,616
Series 2006-H 4A2 3.080%, 9/20/46 (l)	76,546	67,874
Series 2006-J 4A1 3.459%, 1/20/47 (l)	5,535	5,190
Bear Stearns ALT-A Trust,
Series 2005-7 22A1 3.074%, 9/25/35 (l)	106,997	70,452
Series 2006-4 21A1 3.134%, 8/25/36 (l)	44,045	30,418
Bear Stearns ARM Trust,
Series 2003-9 2A1 2.817%, 2/25/34 (l)	19,438	18,539
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5 1A1 1.784%, 12/25/46 (l)	328,550	290,639
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1 3.490%, 1/26/36 (l)	45,797	37,522
Bellemeade Re Ltd.,
Series 2019-1A M1B 3.374%, 3/25/29 (l)§	87,694	87,408
Series 2019-3A M1B 3.224%, 7/25/29 (l)§	69,601	69,317
Series 2021-1A M1B 3.126%, 3/25/31 (l)§	402,735	399,004
Series 2021-2A M1A 2.126%, 6/25/31 (l)§	210,170	206,495
Series 2021-3A A2 1.926%, 9/25/31 (l)§	301,251	293,426
Series 2022-1 M1B 3.076%, 1/26/32 (l)§	164,385	159,142
Chase Mortgage Finance Corp.,
Series 2019-CL1 M3 3.724%, 4/25/47 (l)§	43,916	43,092

See Notes to Financial Statements.

1292

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
CHL Mortgage Pass-Through Trust,
Series 2004-12 11A1 3.571%, 8/25/34 (l)		$315	$315
Series 2005-11 3A1 2.592%, 4/25/35 (l)		59,164	47,940
Series 2005-2 1A1 2.264%, 3/25/35 (l)		27,559	22,962
CIM Trust,
Series 2021-INV1 A2 2.500%, 7/1/51 (l)§		3,835	3,276
Citigroup Mortgage Loan Trust,
Series 2005-3 2A2A 2.829%, 8/25/35 (l)		5,161	5,088
Series 2009-7 5A2 5.500%, 12/25/35§		284,464	170,026
Connecticut Avenue Securities Trust,
Series 2021-R01 1M2 2.476%, 10/25/41 (l)§		491,030	455,442
Series 2021-R03 1M2 2.576%, 12/25/41 (l)§		122,411	109,003
Series 2022-R01 1M2 2.826%, 12/25/41 (l)§		388,764	350,222
Series 2022-R02 2M1 2.126%, 1/25/42 (l)§		284,054	276,493
CSMC Mortgage-Backed Trust,
Series 2006-6 1A8 6.000%, 7/25/36		430,804	256,795
Eagle RE Ltd.,
Series 2020-1 M1A 2.524%, 1/25/30 (l)§		146,551	145,847
Series 2021-2 M1B 2.976%, 4/25/34 (l)§		157,512	152,079
EMF-NL Prime BV,
Series 2008-APRX A2 0.352%, 4/17/41 (l)(m)	EUR	136,473	135,209
Eurohome UK Mortgages plc,
Series 2007-1 A 1.739%, 6/15/44 (l)(m)	GBP	417,684	493,650
Eurosail-UK plc,
Series 2007-4X A3 2.540%, 6/13/45 (l)(m)		627,176	753,533
FHLMC,
Series 4989 FA 1.150%, 8/15/40 (l)		283,450	279,776
Series 4989 FB 1.150%, 10/15/40 (l)		230,203	228,745
Series 5015 BI 4.000%, 9/25/50IO		600,144	112,236
FHLMC STACR Debt Notes,
Series 2021-DNA7 M2 2.726%, 11/25/41 (l)§		405,614	365,290
Series 2022-DNA2 M1B 3.326%, 2/25/42 (l)§		291,972	269,394
Series 2022-DNA5 M1B 5.279%, 6/25/42 (l)§		406,679	408,722
FHLMC STACR REMIC Trust,
Series 2020-DNA5 M2 3.726%, 10/25/50 (l)§		128,063	128,262
Series 2020-DNA6 M1 1.826%, 12/25/50 (l)§		213	212
Series 2021-DNA5 M2 2.576%, 1/25/34 (l)§		119,321	115,051
Series 2021-HQA4 M1 1.876%, 12/25/41 (l)§		321,736	311,188
Series 2022-DNA1 M1B 2.776%, 1/25/42 (l)§		205,377	184,267
Series 2022-DNA3 M1A 2.926%, 4/25/42 (l)§		253,749	249,765
Series 2022-DNA4 M1B 4.276%, 5/25/42 (l)§		227,990	216,749
Series 2022-HQA1 M1B 4.426%, 3/25/42 (l)§		68,136	65,065
FNMA,
Series 2014-C04 1M2 6.524%, 11/25/24 (l)		82,567	84,897
Series 2014-C04 2M2 6.624%, 11/25/24 (l)		16,721	16,872
Series 2015-C02 1M2 5.624%, 5/25/25 (l)		7,281	7,318
Series 2016-C06 1M2 5.874%, 4/25/29 (l)		78,021	80,672
Series 2017-C01 1M2 5.174%, 7/25/29 (l)		164,676	168,185
Series 2021-R02 2M1 1.826%, 11/25/41 (l)§		337,216	329,484
GNMA,
Series 2015-H20 FB 1.403%, 8/20/65 (l)		409,425	406,365
Series 2016-H11 F 1.603%, 5/20/66 (l)		431,639	429,601
Series 2016-H15 FA 1.603%, 7/20/66 (l)		557,669	556,071
Series 2017-H10 FB 1.968%, 4/20/67 (l)		1,000,204	987,826
GSR Mortgage Loan Trust,
Series 2005-8F 4A1 6.000%, 11/25/35		350,389	190,908
Series 2005-AR6 2A1 2.938%, 9/25/35 (l)		41,885	40,666
Series 2006-AR2 2A1 2.655%, 4/25/36 (l)		77,592	57,350
Series 2007-AR1 2A1 2.736%, 3/25/47 (l)		180,062	125,173
HarborView Mortgage Loan Trust,
Series 2006-13 A 1.792%, 11/19/46 (l)		47,392	34,502
Hawksmoor Mortgages,
Series 2019-1A A 2.239%, 5/25/53 (l)§	GBP	2,014,520	2,451,765
HFX Funding Issuer LLC, 3.622%, 3/15/35 (l)		$300,000	281,099
Home RE Ltd.,
Series 2020-1 M1B 4.874%, 10/25/30 (l)§		15,015	15,012
Impac CMB Trust,
Series 2003-8 2A1 2.524%, 10/25/33 (l)		490	486
Impac Secured Assets CMN Owner Trust,
Series 2005-1 5A1 1.894%, 7/25/35 (l)		178,385	127,090
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR11 A3 2.985%, 8/25/35 (l)		317,984	263,702

See Notes to Financial Statements.

1293

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2006-AR39 A1 1.804%, 2/25/37 (l)		$442,122	$409,252
JP Morgan Mortgage Trust,
Series 2006-A3 6A1 2.766%, 8/25/34 (l)		31,079	30,129
Series 2007-A1 3A3 2.947%, 7/25/35 (l)		33,637	32,414
Series 2007-S3 1A90 7.000%, 8/25/37		48,668	29,614
Legacy Mortgage Asset Trust,
Series 2020-GS1 A1 2.882%, 10/25/59 (e)§		579,530	575,652
Lehman XS Trust,
Series 2006-4N A1C1 2.084%, 4/25/46 (l)		28,366	32,140
Ludgate Funding plc,
Series 2007-1 A2A 1.198%, 1/1/61 (l)(m)	GBP	604,814	682,178
Series 2008-W1X A1 1.638%, 1/1/61 (l)(m)		90,350	107,044
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1 3A 3.586%, 12/25/32 (l)		$11,554	10,606
MortgageIT Mortgage Loan Trust,
Series 2006-1 1A1 2.084%, 4/25/36 (l)		183,391	172,008
Mortimer BTL plc,
Series 2020-1 A 2.258%, 6/21/52 (l)(m)	GBP	493,926	598,050
New Residential Mortgage Loan Trust,
Series 2021-INV1 A2 2.500%, 6/25/51 (l)§		$3,458	2,977
PMT Credit Risk Transfer Trust,
Series 2019-2R A 4.402%, 5/27/23 (l)§		43,965	42,916
Series 2019-3R A 4.352%, 10/27/22 (l)§		19,135	19,006
Radnor RE Ltd.,
Series 2019-1 M1B 3.574%, 2/25/29 (l)§		150,054	149,512
Series 2019-2 M1B 3.374%, 6/25/29 (l)§		94,638	94,269
Series 2020-1 M1A 2.574%, 1/25/30 (l)§		250,000	244,860
RALI Trust,
Series 2005-QO2 A1 1.836%, 9/25/45 (l)		257,208	232,677
Series 2006-QA6 A1 2.004%, 7/25/36 (l)		426,078	420,851
Reperforming Loan REMIC Trust,
Series 2006-R1 AF1 1.964%, 1/25/36 (l)§		202,006	192,282
Residential Asset Securitization Trust,
Series 2005-A15 5A1 5.750%, 2/25/36		13,383	6,198
Series 2006-A12 A1 6.250%, 11/25/36		165,308	74,480
Ripon Mortgages plc,
Series 1RA A 1.888%, 8/28/56 (l)§	GBP	2,118,523	2,541,018
Sequoia Mortgage Trust,
Series 10 2A1 2.355%, 10/20/27 (l)		$1,807	1,741
Series 2003-4 2A1 2.295%, 7/20/33 (l)		15,092	14,239
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1 2.095%, 7/19/35 (l)		50,247	46,058
Series 2006-AR3 11A1 2.044%, 4/25/36 (l)		236,598	209,674
Series 2006-AR6 1A3 2.004%, 7/25/46 (l)		788,847	608,647
Towd Point Mortgage Funding,
Series 2019-A13A A1 2.089%, 7/20/45 (l)§	GBP	1,048,810	1,275,299
Towd Point Mortgage Funding plc,
Series 2020-A14X A 2.089%, 5/20/45 (l)(m)		1,439,611	1,747,497
Triangle Re Ltd.,
Series 2021-3 M1A 2.826%, 2/25/34 (l)§		$169,755	167,761
UWM Mortgage Trust,
Series 2021-INV1 A3 2.500%, 8/25/51 (l)§		1,896	1,618
Series 2021-INV3 A9 1.876%, 11/25/51 (l)§		758,922	709,488
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR14 1A4 2.577%, 11/25/36 (l)		292,824	272,183
Series 2006-AR9 1A 1.476%, 8/25/46 (l)		75,291	72,425

Total Collateralized Mortgage Obligations			27,595,241

Commercial Mortgage-Backed Securities (1.7%)
AREIT Trust,
Series 2022-CRE6 A 2.024%, 1/16/37 (l)§		538,000	516,583
Ashford Hospitality Trust,
Series 2018-KEYS A 2.324%, 6/15/35 (l)§		179,846	175,724
BAMLL Commercial Mortgage Securities Trust,
Series 2013-WBRK D 3.652%, 3/10/37 (l)§		135,000	114,885
Series 2017-SCH AF 2.324%, 11/15/33 (l)§		565,000	544,461
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7 AS 3.989%, 9/15/48 (l)		39,000	37,750
BANK,
Series 2022-BNK40 A4 3.507%, 3/15/64 (l)		700,000	655,900
BBCMS Mortgage Trust,
Series 2020-BID A 3.464%, 10/15/37 (l)§		325,000	323,584
Benchmark Mortgage Trust,
Series 2019-B9 A5 4.016%, 3/15/52		800,000	787,888
Series 2022-B33 A5 3.458%, 3/15/55		800,000	751,497
BFLD Trust,
Series 2020-EYP A 2.474%, 10/15/35 (l)§		800,000	773,432

See Notes to Financial Statements.

1294

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2021-FPM A 2.924%, 6/15/38 (l)§	$494,000	$474,237
BX Commercial Mortgage Trust,
Series 2019-IMC E 3.474%, 4/15/34 (l)§	133,619	124,326
CGRBS Commercial Mortgage Trust,
Series 2013-VN05 A 3.369%, 3/13/35§	630,000	629,362
Citigroup Commercial Mortgage Trust,
Series 2013-GC11 B 3.732%, 4/10/46 (l)	235,000	231,403
CLNY Trust,
Series 2019-IKPR D 3.349%, 11/15/38 (l)§	250,000	232,487
Commercial Mortgage Trust,
Series 2012-CR5 E 4.491%, 12/10/45 (l)§	250,000	220,977
Series 2013-SFS A1 1.873%, 4/12/35§	30,857	30,475
Series 2015-CR26 ASB 3.373%, 10/10/48	1,932,464	1,905,866
Series 2016-COR1 ASB 2.972%, 10/10/49	1,301,127	1,252,575
Series 2021-2400 A 2.624%, 12/15/38 (l)§	800,000	765,110
DOLP Trust,
Series 2021-NYC A 2.956%, 5/10/41§	1,000,000	859,119
Extended Stay America Trust,
Series 2021-ESH A 2.404%, 7/15/38 (l)§	795,107	775,245
GS Mortgage Securities Trust,
Series 2013-G1 A2 3.557%, 4/10/31 (l)§	507,108	500,027
Series 2015-GC30 AAB 3.120%, 5/10/50	542,554	535,587
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-C6 E 5.114%, 5/15/45 (l)§	189,221	145,122
Series 2012-C8 C 4.933%, 10/15/45(l)§	405,000	401,753
Series 2012-LC9 E 4.509%, 12/15/47 (l)§	455,400	391,653
Series 2021-HTL5 A 2.439%, 11/15/38 (l)§	800,000	763,925
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22 XA 0.965%, 9/15/47 IO (l)	6,322,949	83,545
LSTAR Commercial Mortgage Trust,
Series 2016-4 A2 2.579%, 3/10/49§	81,498	81,044
LUXE Trust,
Series 2021-TRIP A 2.374%, 10/15/38 (l)§	700,000	675,410
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL5 A 2.298%, 7/15/36 (l)§	511,091	502,966
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27 ASB 3.557%, 12/15/47	530,311	526,130
Morgan Stanley Capital I Trust,
Series 2021-230P A 2.493%, 12/15/23 (l)§	800,000	768,754
Natixis Commercial Mortgage Securities Trust,
Series 2019-MILE A 2.824%, 7/15/36 (l)§	170,000	167,290
NYO Commercial Mortgage Trust,
Series 2021-1290 A 2.419%, 11/15/38 (l)§	800,000	758,593
PFP Ltd.,
Series 2021-8 A 2.509%, 8/9/37 (l)§	800,000	759,085
Ready Capital Mortgage Financing LLC,
Series 2021-FL7 A 2.824%, 11/25/36 (l)§	798,901	765,189
Series 2022-FL8 A 2.598%, 1/25/37 (l)§	700,000	672,871
SFO Commercial Mortgage Trust,
Series 2021-555 A 2.474%, 5/15/38 (l)§	800,000	763,893
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS6 C 4.540%, 11/15/49 (l)	275,000	257,359
WFRBS Commercial Mortgage Trust,
Series 2014-C24 AS 3.931%, 11/15/47	65,800	64,021

Total Commercial Mortgage-Backed Securities		21,767,103

Corporate Bonds (10.6%)
Communication Services (0.6%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc. 4.350%, 3/1/29	800,000	788,752
4.500%, 5/15/35	700,000	664,568
3.650%, 9/15/59	219,000	165,089
CCO Holdings LLC 5.500%, 5/1/26§	85,000	82,749
4.750%, 2/1/32§	277,000	226,794
Level 3 Financing, Inc. 3.875%, 11/15/29§	700,000	590,464
Verizon Communications, Inc. 2.550%, 3/21/31	900,000	770,281

		3,288,697

Entertainment (0.1%)
Electronic Arts, Inc. 1.850%, 2/15/31	800,000	650,316
Globo Comunicacao e Participacoes SA 4.875%, 1/22/30§	251,000	194,840
Magallanes, Inc. 4.279%, 3/15/32§	314,000	281,529

		1,126,685

Interactive Media & Services (0.1%)
Baidu, Inc. 3.425%, 4/7/30	230,000	211,112
Tencent Holdings Ltd. 1.810%, 1/26/26§	226,000	208,669
3.240%, 6/3/50§	226,000	157,324
Weibo Corp. 3.375%, 7/8/30	577,000	473,248

		1,050,353

See Notes to Financial Statements.

1295

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Media (0.1%)
Charter Communications Operating LLC 2.250%, 1/15/29		$800,000	$654,448
5.125%, 7/1/49		82,000	68,269
4.800%, 3/1/50		54,000	42,982
CSC Holdings LLC 5.375%, 2/1/28§		500,000	436,250
Discovery Communications LLC 5.200%, 9/20/47		81,000	69,801
5.300%, 5/15/49		38,000	32,838
4.650%, 5/15/50		28,000	22,044
Fox Corp. 4.709%, 1/25/29		113,000	110,703
5.576%, 1/25/49		190,000	184,488
Interpublic Group of Cos., Inc. (The) 4.650%, 10/1/28		84,000	83,418
Time Warner Cable LLC 4.500%, 9/15/42		290,000	226,218

			1,931,459

Wireless Telecommunication Services (0.0%)†
T-Mobile USA, Inc. 3.400%, 10/15/52§		800,000	592,056

Total Communication Services			7,989,250

Consumer Discretionary (0.7%)
Auto Components (0.0%)†
Clarios Global LP 4.375%, 5/15/26§	EUR	175,000	159,551

Automobiles (0.3%)
Daimler Finance North America LLC 2.550%, 8/15/22§		$1,000,000	1,000,177
General Motors Co. 6.125%, 10/1/25		51,000	52,673
Hyundai Capital America 1.650%, 9/17/26§		800,000	706,496
Nissan Motor Acceptance Co. LLC 2.750%, 3/9/28§		800,000	677,027
Nissan Motor Co. Ltd. 3.522%, 9/17/25§		600,000	570,331
3.201%, 9/17/28 (m)	EUR	600,000	558,072
4.810%, 9/17/30§		$800,000	705,856

			4,270,632

Hotels, Restaurants & Leisure (0.3%)
Booking Holdings, Inc. 4.625%, 4/13/30		382,000	383,753
Choice Hotels International, Inc. 3.700%, 12/1/29		900,000	801,390
Expedia Group, Inc. 6.250%, 5/1/25§		700,000	723,636
4.625%, 8/1/27		174,000	167,691
Las Vegas Sands Corp. 3.200%, 8/8/24		800,000	758,098
3.500%, 8/18/26		600,000	522,082
3.900%, 8/8/29 (x)		381,000	311,508

			3,668,158

Household Durables (0.0%)†
M.D.C. Holdings, Inc. 6.000%, 1/15/43		162,000	132,682

Internet & Direct Marketing Retail (0.0%)†
Prosus NV 3.257%, 1/19/27 (x)§		237,000	207,375
3.680%, 1/21/30§		230,000	183,324
4.027%, 8/3/50§		215,000	133,945

			524,644

Specialty Retail (0.1%)
Advance Auto Parts, Inc. 3.900%, 4/15/30		367,000	333,872
Lowe’s Cos., Inc. 3.650%, 4/5/29		126,000	118,961
Ross Stores, Inc. 4.700%, 4/15/27		355,000	357,451

			810,284

Total Consumer Discretionary			9,565,951

Consumer Staples (0.2%)
Beverages (0.1%)
Anheuser-Busch InBev Worldwide, Inc. 4.500%, 6/1/50		800,000	720,988
Bacardi Ltd. 4.450%, 5/15/25§		800,000	789,680

			1,510,668

Food & Staples Retailing (0.0%)†
Albertsons Cos., Inc. 3.500%, 2/15/23§		298,000	293,971

Household Products (0.0%)†
Spectrum Brands, Inc. 5.750%, 7/15/25		14,000	13,791

Personal Products (0.0%)†
Natura & Co. Luxembourg Holdings Sarl 6.000%, 4/19/29§		214,000	188,320

Tobacco (0.1%)
Altria Group, Inc. 4.800%, 2/14/29 (x)		59,000	56,007
3.400%, 5/6/30		310,000	264,505
BAT Capital Corp. 2.259%, 3/25/28		469,000	393,737
4.906%, 4/2/30		156,000	145,077

			859,326

Total Consumer Staples			2,866,076

Energy (0.6%)
Energy Equipment & Services (0.0%)†
Odebrecht Drilling Norbe VIII/IX Ltd. 7.350%, 12/1/26 PIK (m)		248,498	146,214
7.350%, 12/1/26 PIK§		620	365
Odebrecht Offshore Drilling Finance Ltd. 6.720%, 12/1/22 (m)		19,003	18,813

See Notes to Financial Statements.

1296

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
7.720%, 12/1/26 PIK (m)		$773,897	$180,671
Odebrecht Oil & Gas Finance Ltd.
(Zero Coupon), 12/31/64 (y)§		207,137	557

			346,620

Oil, Gas & Consumable Fuels (0.6%)
Azure Power Energy Ltd. 3.575%, 8/19/26§		770,960	634,115
BP Capital Markets America, Inc. 2.939%, 6/4/51		518,000	371,252
Cenovus Energy, Inc. 4.250%, 4/15/27		225,000	220,868
4.400%, 4/15/29		511,000	491,210
Chevron USA, Inc. 3.850%, 1/15/28		307,000	304,174
Continental Resources, Inc. 5.750%, 1/15/31§		868,000	839,599
2.875%, 4/1/32§		229,000	179,078
Devon Energy Corp. 5.600%, 7/15/41		210,000	210,815
Enbridge Energy Partners LP 7.375%, 10/15/45		282,000	336,671
Energy Transfer LP 4.750%, 1/15/26		325,000	323,901
6.250%, 4/15/49		112,000	108,982
Eni SpA 4.250%, 5/9/29§		325,000	318,331
Greenko Power II Ltd. 4.300%, 12/13/28§		684,250	543,979
Marathon Petroleum Corp. 5.125%, 12/15/26		229,000	234,686
6.500%, 3/1/41		72,000	79,007
Occidental Petroleum Corp. 6.950%, 7/1/24		400,000	412,248
Oleoducto Central SA 4.000%, 7/14/27§		460,000	376,625
ONEOK Partners LP 6.125%, 2/1/41		18,000	17,210
ONEOK, Inc. 4.350%, 3/15/29		208,000	196,164
6.350%, 1/15/31		44,000	46,277
Plains All American Pipeline LP 3.550%, 12/15/29		163,000	144,232
Rio Oil Finance Trust
Series 2014-1 9.250%, 7/6/24§		161,618	167,356
9.250%, 7/6/24(m)		161,619	167,356
Suncor Energy, Inc. 6.800%, 5/15/38		239,000	268,433
Tengizchevroil Finance Co. International Ltd. 3.250%, 8/15/30§		230,000	169,625
TransCanada PipeLines Ltd. 6.200%, 10/15/37		142,000	154,600
6.100%, 6/1/40		237,000	256,558
Transcontinental Gas Pipe Line Co. LLC 3.250%, 5/15/30		152,000	136,884

			7,710,236

Total Energy			8,056,856

Financials (4.2%)
Banks (2.2%)
Banco de Credito del Peru SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.125%, 7/1/30 (k)§		268,000	244,349
Banco Espirito Santo SA 4.000%, 1/21/19 (h)(m)	EUR	1,700,000	258,320
Banco Santander SA 3.800%, 2/23/28		$200,000	186,914
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28(k)		200,000	191,005
Bangkok Bank PCL (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.15%), 3.466%, 9/23/36 (k)§		800,000	666,984
Bank of America Corp.
(SOFR + 0.65%), 1.530%, 12/6/25 (k)		800,000	748,203
(SOFR + 1.58%), 4.376%, 4/27/28 (k)(x)		282,000	277,911
(SOFR + 1.32%), 2.687%, 4/22/32 (k)		290,000	244,027
(SOFR + 1.22%), 2.299%, 7/21/32 (k)		201,000	162,716
Series DD (ICE LIBOR USD 3 Month + 4.55%), 6.300%, 3/10/26(k)(y)		83,000	82,128
Series Z (ICE LIBOR USD 3 Month + 4.17%), 6.500%, 10/23/24(k)(x)(y)		129,000	127,465
Bank of Nova Scotia (The) 2.951%, 3/11/27		900,000	847,192
Barclays Bank plc 7.625%, 11/21/22		220,000	221,925
Barclays plc (ICE SWAP Rate GBP SONIA 1 Year + 1.60%), 2.375%, 10/6/23(k)(m)	GBP	400,000	485,540
BNP Paribas SA (SOFR + 1.61%), 1.904%, 9/30/28(k)§		$800,000	684,007
(SOFR + 1.39%), 2.871%, 4/19/32(k)§		326,000	271,517
Citigroup, Inc. (ICE LIBOR USD 3 Month + 4.07%), 5.950%, 1/30/23 (k)(y)		115,000	112,533
(SOFR + 1.28%), 3.070%, 2/24/28 (k)		700,000	648,972
(ICE LIBOR USD 3 Month + 1.19%), 4.075%, 4/23/29 (k)		227,000	217,399

See Notes to Financial Statements.

1297

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
(ICE LIBOR USD 3 Month + 1.34%), 3.980%, 3/20/30 (k)		$155,000	$145,476
Series W (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.000%, 12/10/25 (k)(x)(y)		139,000	120,235
Citizens Financial Group, Inc. 4.300%, 12/3/25		452,000	449,042
Danske Bank A/S 5.375%, 1/12/24§		800,000	809,061
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.298%, 4/1/28 (k)§		359,000	341,301
Discover Bank (USD Swap Semi 5 Year + 1.73%), 4.682%, 8/9/28(k)		250,000	242,340
Fifth Third Bancorp Series L (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.22%), 4.500%, 9/30/25 (k)(y)		86,000	80,840
HSBC Holdings plc
(USD ICE Swap Rate 5 Year + 4.37%), 6.375%, 3/30/25 (k)(y)		247,000	238,972
(SOFR + 1.43%), 2.999%, 3/10/26 (k)		200,000	190,714
(ICE LIBOR USD 3 Month + 1.53%), 4.583%, 6/19/29 (k)		200,000	193,029
(SOFR + 2.53%), 4.762%, 3/29/33 (k)		364,000	335,616
ING Groep NV
(SOFR + 1.83%), 4.017%, 3/28/28 (k)		216,000	205,609
JPMorgan Chase & Co.
(SOFR + 0.92%), 2.595%, 2/24/26 (k)		700,000	665,831
(SOFR + 1.89%), 2.182%, 6/1/28 (k)		900,000	802,403
(SOFR + 1.25%), 2.580%, 4/22/32 (k)		408,000	342,443
Series I (ICE LIBOR USD 3 Month + 3.47%), 4.709%, 7/30/22 (k)(y)		138,000	131,696
Series V (ICE LIBOR USD 3 Month + 3.32%), 4.287%, 7/1/22 (k)(x)(y)		369,000	342,348
Lloyds Banking Group plc (ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.40%), 2.636%, 3/7/25 (k)	AUD	1,100,000	752,631
4.000%, 3/7/25		1,300,000	870,686
Mizuho Financial Group, Inc.
(SOFR + 1.25%), 1.241%, 7/10/24 (k)		$700,000	681,528
(ICE LIBOR USD 3 Month + 1.00%), 3.922%, 9/11/24 (k)		900,000	897,934
(ICE LIBOR USD 3 Month + 0.83%), 2.226%, 5/25/26 (k)		339,000	317,050
NatWest Group plc 3.875%, 9/12/23		800,000	798,068
Nordea Kredit Realkreditaktieselskab 1.500%, 10/1/53	DKK	1,699,996	186,768
Santander Holdings USA, Inc. (United States SOFR Compounded Index + 1.38%), 4.260%, 6/9/25 (k)		$74,000	73,148
4.400%, 7/13/27		137,000	131,789
(SOFR + 1.25%), 2.490%, 1/6/28 (k)		926,000	813,435
Santander UK Group Holdings plc (SOFR + 1.22%), 2.469%, 1/11/28 (k)		237,000	210,598
Societe Generale SA 4.250%, 9/14/23§		800,000	801,295
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.797%, 1/19/28 (k)§		394,000	352,724
Standard Chartered plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.991%, 1/12/25 (k)§		800,000	757,027
(SOFR + 0.93%), 2.440%, 11/23/25 (k)(x)§		700,000	683,808
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.971%, 3/30/26 (k)(x)§		290,000	283,757
(ICE LIBOR USD 3 Month + 1.51%), 2.749%, 1/30/27 (k)(y)§		200,000	162,000
Sumitomo Mitsui Financial Group, Inc. 2.448%, 9/27/24		1,000,000	964,827
1.474%, 7/8/25		700,000	644,955
Swedbank AB Series NC5 (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.13%), 5.625%, 9/17/24 (k)(m)(y)		200,000	190,000
Truist Financial Corp. Series Q (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.100%, 3/1/30 (k)(y)		286,000	260,260

See Notes to Financial Statements.

1298

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
UniCredit SpA 7.830%, 12/4/23§	$1,600,000	$1,657,315
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.569%, 9/22/26 (k)§	350,000	314,707
3.127%, 6/3/32§	200,000	156,384
US Bancorp Series J (ICE LIBOR USD 3 Month + 2.91%), 5.300%, 4/15/27 (k)(y)	171,000	147,487
Wells Fargo & Co. (ICE LIBOR USD 3 Month + 1.23%), 2.469%, 10/31/23 (k)	1,500,000	1,500,904
(SOFR + 1.32%), 3.908%, 4/25/26 (k)	400,000	393,307
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28 (k)	90,000	85,507
(SOFR + 1.50%), 3.350%, 3/2/33 (k)	1,165,000	1,033,775
Series BB (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.900%, 3/15/26 (k)(y)	114,000	96,752

		28,536,489

Capital Markets (0.9%)
Bank of New York Mellon Corp. (The) Series G (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.36%), 4.700%, 9/20/25 (k)(x)(y)	69,000	67,153
Carlyle Finance Subsidiary LLC 3.500%, 9/19/29§	800,000	724,840
Charles Schwab Corp. (The) Series G (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 5.375%, 6/1/25 (k)(y)	150,000	148,125
Series I (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.000%, 6/1/26(k)(y)	326,000	273,840
Credit Suisse Group AG
(USD Swap Semi 5 Year + 4.60%), 7.500%, 7/17/23 (k)(y)§	200,000	184,000
(ICE LIBOR USD 3 Month + 1.20%), 2.997%, 12/14/23 (k)§	900,000	895,698
(ICE LIBOR USD 3 Month + 1.24%), 4.207%, 6/12/24 (k)§	1,000,000	991,266
(SOFR + 3.73%), 4.194%, 4/1/31 (k)§	254,000	226,027
(SOFR + 1.73%), 3.091%, 5/14/32 (k)§	310,000	248,123
Deutsche Bank AG 3.300%, 11/16/22	1,100,000	1,099,051
(SOFR + 2.58%), 3.961%, 11/26/25(k)	2,020,000	1,954,897
(SOFR + 1.32%), 2.552%, 1/7/28(k)	246,000	212,868
Goldman Sachs Group, Inc. (The) (ICE LIBOR USD 3 Month + 1.75%), 2.988%, 10/28/27(k)	700,000	687,737
(SOFR + 1.28%), 2.615%, 4/22/32(k)	326,000	270,737
2.383%, 7/21/32	109,000	88,295
(SOFR + 1.41%), 3.102%, 2/24/33 (k)	36,000	30,749
Series P (ICE LIBOR USD 3 Month + 2.87%), 5.000%, 11/10/22 (k)(y)	81,000	69,053
Moody’s Corp. 4.250%, 2/1/29	187,000	185,283
Morgan Stanley
(SOFR + 1.61%), 4.210%, 4/20/28 (k)	177,000	173,326
(ICE LIBOR USD 3 Month + 1.14%), 3.772%, 1/24/29 (k)	243,000	231,040
Nomura Holdings, Inc. 2.999%, 1/22/32	319,000	258,661
Owl Rock Capital Corp. 2.875%, 6/11/28	800,000	629,239
S&P Global, Inc. 4.750%, 8/1/28§	16,000	16,317
4.250%, 5/1/29§	71,000	70,366
Stifel Financial Corp. 4.000%, 5/15/30	900,000	839,151
UBS AG 7.625%, 8/17/22	960,000	961,200
UBS Group AG (USD Swap Semi 5 Year + 4.87%), 7.000%, 2/19/25 (k)(m)(y)	200,000	197,750
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 4.488%, 5/12/26 (k)§	277,000	276,106

		12,010,898

Consumer Finance (0.5%)
AerCap Ireland Capital DAC 3.300%, 1/30/32	408,000	325,637
AGFC Capital Trust I (ICE LIBOR USD 3 Month + 1.75%), 2.794%, 1/15/67 (k)§	1,070,000	573,977
Ally Financial, Inc. 2.200%, 11/2/28	800,000	654,528

See Notes to Financial Statements.

1299

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Capital One Financial Corp. (SOFR + 2.06%), 4.927%, 5/10/28 (k)		$204,000	$201,886
(SOFR + 1.79%), 3.273%, 3/1/30 (k)		202,000	178,465
CDBL Funding 1 3.500%, 10/24/27(m)		250,000	239,620
Ford Motor Credit Co. LLC 5.584%, 3/18/24		700,000	693,539
5.125%, 6/16/25		900,000	864,855
3.250%, 9/15/25	EUR	600,000	574,078
4.950%, 5/28/27		$217,000	200,081
General Motors Financial Co., Inc. 3.550%, 7/8/22		800,000	800,021
5.250%, 3/1/26		47,000	47,148
4.300%, 4/6/29		44,000	40,556
Harley-Davidson Financial Services, Inc. 3.350%, 6/8/25§		211,000	203,138
3.050%, 2/14/27§		122,000	110,660
LeasePlan Corp. NV 2.875%, 10/24/24§		800,000	765,678
Synchrony Financial 4.500%, 7/23/25		185,000	180,279
2.875%, 10/28/31		216,000	163,026

			6,817,172

Diversified Financial Services (0.1%)
Corsair International Ltd. (EURIBOR 6 Month + 5.20%, 5.20% Floor), 0.000%, 1/28/29 (k)§	EUR	700,000	681,482
Private Export Funding Corp. Series II 2.050%, 11/15/22		$79,000	78,862
Voya Financial, Inc. (ICE LIBOR USD 3 Month + 3.58%), 5.650%, 5/15/53 (k)		91,000	85,984

			846,328

Insurance (0.2%)
Alleghany Corp. 3.625%, 5/15/30		328,000	307,667
MetLife Capital Trust IV 7.875%, 12/15/37§		192,000	207,360
Nationwide Mutual Insurance Co. 9.375%, 8/15/39§		100,000	138,373
Principal Life Global Funding II 1.250%, 8/16/26§		800,000	707,724
Prudential Financial, Inc. (ICE LIBOR USD 3 Month + 4.18%), 5.875%, 9/15/42 (k)		380,000	375,177
Sitka Holdings LLC (ICE LIBOR USD 3 Month + 4.50%, 5.25% Floor), 6.750%, 7/6/26 (k)§		900,000	868,500
Swiss Re Finance Luxembourg SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.000%, 4/2/49 (k)(m)		200,000	188,897

			2,793,698

Thrifts & Mortgage Finance (0.3%)
Jyske Realkredit A/S Series cce 1.500%, 10/1/53	DKK	1,781,971	205,420
Series CCE 1.500%, 10/1/53		1,893,762	208,275
Nationwide Building Society (ICE LIBOR USD 3 Month + 1.06%), 3.766%, 3/8/24 (k)§		$1,000,000	997,332
(SOFR + 1.29%), 2.972%, 2/16/28 (k)§		385,000	352,542
Ripon 1RA 1.595%, 8/28/56§	GBP	1,100,000	1,265,698

			3,029,267

Total Financials			54,033,852

Health Care (0.2%)
Biotechnology (0.0%)†
Amgen, Inc. 3.350%, 2/22/32		168,000	153,976

Health Care Providers & Services (0.1%)
Cigna Corp. 4.375%, 10/15/28		165,000	163,306
CVS Health Corp. 4.300%, 3/25/28		12,000	11,840
2.125%, 9/15/31		800,000	647,565
HCA, Inc. 5.250%, 6/15/26		47,000	46,705
Ochsner LSU Health System of North Louisiana Series 2021 2.510%, 5/15/31		240,000	193,990

			1,063,406

Pharmaceuticals (0.1%)
Bayer US Finance II LLC 4.250%, 12/15/25§		1,000,000	988,070

Total Health Care			2,205,452

Industrials (0.9%)
Aerospace & Defense (0.3%)
Boeing Co. (The) 1.950%, 2/1/24		700,000	677,145
1.433%, 2/4/24		800,000	765,128
2.750%, 2/1/26		900,000	838,807
Embraer Netherlands Finance BV 5.400%, 2/1/27		240,000	226,320
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28		800,000	683,113

See Notes to Financial Statements.

1300

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Raytheon Technologies Corp. 4.125%, 11/16/28	$363,000	$357,547

		3,548,060

Building Products (0.1%)
CRH America Finance, Inc. 4.500%, 4/4/48§	1,000,000	915,658
Masco Corp. 1.500%, 2/15/28	800,000	672,453

		1,588,111

Commercial Services & Supplies (0.0%)†
RELX Capital, Inc. 4.750%, 5/20/32	67,000	68,024

Industrial Conglomerates (0.0%)†
Alfa SAB de CV 5.250%, 3/25/24§	235,000	233,869
CITIC Ltd. 2.850%, 2/25/30 (m)	250,000	220,360

		454,229

Machinery (0.2%)
CNH Industrial Capital LLC 3.950%, 5/23/25	213,000	210,548
Daimler Trucks Finance North America LLC 2.000%, 12/14/26§	800,000	719,919
Flowserve Corp. 2.800%, 1/15/32	202,000	158,088
Komatsu Finance America, Inc. 2.437%, 9/11/22 (m)	1,000,000	998,690
Parker-Hannifin Corp. 3.250%, 6/14/29	121,000	111,032
4.500%, 9/15/29	177,000	176,507
Westinghouse Air Brake Technologies Corp. 4.400%, 3/15/24 (e)	185,000	183,664

		2,558,448

Road & Rail (0.1%)
ENA Master Trust 4.000%, 5/19/48§	206,000	155,530
Lima Metro Line 2 Finance Ltd. 4.350%, 4/5/36§	190,321	171,289
Penske Truck Leasing Co. LP 4.875%, 7/11/22§	750,000	750,389

		1,077,208

Trading Companies & Distributors (0.1%)
Air Lease Corp. 2.875%, 1/15/26	30,000	27,621
3.625%, 4/1/27	16,000	14,843
2.100%, 9/1/28	16,000	13,227
4.625%, 10/1/28	178,000	164,511
Aircastle Ltd. 4.250%, 6/15/26	9,000	8,363
2.850%, 1/26/28§	298,000	246,400
Aviation Capital Group LLC 4.375%, 1/30/24§	88,000	86,390
5.500%, 12/15/24 (x)§	255,000	254,559
1.950%, 1/30/26§	192,000	167,330
1.950%, 9/20/26§	62,000	52,776
3.500%, 11/1/27§	38,000	33,325
Mitsubishi Corp. 2.625%, 7/14/22 (m)	800,000	799,968

		1,869,313

Transportation Infrastructure (0.1%)
Transurban Finance Co. Pty. Ltd. 2.450%, 3/16/31§	900,000	740,146

Total Industrials		11,903,539

Information Technology (0.7%)
IT Services (0.1%)
CGI, Inc. 1.450%, 9/14/26	800,000	707,129
Fiserv, Inc. 3.500%, 7/1/29	409,000	373,797
Global Payments, Inc. 3.200%, 8/15/29	136,000	118,726
Kyndryl Holdings, Inc. 2.050%, 10/15/26§	411,000	346,063

		1,545,715

Semiconductors & Semiconductor Equipment (0.4%)
Broadcom, Inc. 4.000%, 4/15/29§	15,000	13,915
4.150%, 11/15/30	67,000	61,189
2.450%, 2/15/31§	800,000	643,146
4.150%, 4/15/32§	51,000	46,051
3.419%, 4/15/33§	700,000	579,018
3.469%, 4/15/34§	769,000	628,898
3.137%, 11/15/35§	578,000	440,974
3.187%, 11/15/36§	356,000	270,898
4.926%, 5/15/37§	850,000	762,476
KLA Corp. 4.100%, 3/15/29	58,000	57,317
Micron Technology, Inc. 4.975%, 2/6/26	700,000	706,476
4.185%, 2/15/27	223,000	217,719
NXP BV 5.550%, 12/1/28	131,000	132,596
3.400%, 5/1/30	141,000	125,737
SK Hynix, Inc. 2.375%, 1/19/31§	323,000	255,490
TSMC Arizona Corp. 3.875%, 4/22/27	283,000	281,933

		5,223,833

Software (0.1%)
Infor, Inc. 1.750%, 7/15/25 (x)§	119,000	110,221
Oracle Corp. 2.875%, 3/25/31	242,000	199,506
3.600%, 4/1/40	143,000	107,181
5.375%, 7/15/40	45,000	41,091
3.650%, 3/25/41	79,000	59,044
Workday, Inc. 3.700%, 4/1/29	44,000	41,210
3.800%, 4/1/32	111,000	101,335

		659,588

See Notes to Financial Statements.

1301

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Technology Hardware, Storage & Peripherals (0.1%)
Dell International LLC 5.850%, 7/15/25		$600,000	$618,912
6.020%, 6/15/26		190,000	197,393
HP, Inc. 5.500%, 1/15/33		342,000	334,302
Seagate HDD Cayman 4.125%, 1/15/31		700,000	572,250
Western Digital Corp. 2.850%, 2/1/29		51,000	41,553

			1,764,410

Total Information Technology			9,193,546

Materials (0.3%)
Chemicals (0.1%)
LYB International Finance BV 4.000%, 7/15/23		195,000	194,840
Syngenta Finance NV 4.441%, 4/24/23§		700,000	701,850
Yara International ASA 4.750%, 6/1/28§		700,000	665,147

			1,561,837

Construction Materials (0.0%)†
Inversiones CMPC SA 4.375%, 5/15/23 (m)		205,000	204,718

Containers & Packaging (0.1%)
Berry Global, Inc. 1.570%, 1/15/26		800,000	713,800
WRKCo., Inc. 4.000%, 3/15/28		280,000	273,819

			987,619

Metals & Mining (0.1%)
Anglo American Capital plc 3.875%, 3/16/29§		370,000	340,238
Freeport Indonesia PT 4.763%, 4/14/27§		215,000	205,862
Nucor Corp. 4.300%, 5/23/27		195,000	194,805

			740,905
Paper & Forest Products (0.0%)†
Suzano Austria GmbH 2.500%, 9/15/28		388,000	313,795
3.750%, 1/15/31		61,000	49,270

			363,065

Total Materials			3,858,144

Real Estate (1.1%)
Equity Real Estate Investment Trusts (REITs) (1.0%)
American Tower Corp. (REIT) 3.650%, 3/15/27		144,000	136,429
4.050%, 3/15/32 (x)		74,000	67,544
Brixmor Operating Partnership LP (REIT) 3.900%, 3/15/27		800,000	766,701
Corporate Office Properties LP (REIT) 2.250%, 3/15/26		700,000	634,402
Crown Castle International Corp. (REIT) 3.700%, 6/15/26		800,000	770,939
Digital Realty Trust LP (REIT) 3.600%, 7/1/29 (x)		256,000	231,944
EPR Properties (REIT) 4.500%, 4/1/25		800,000	776,931
3.600%, 11/15/31		800,000	636,635
Equinix, Inc. (REIT) 2.500%, 5/15/31		800,000	653,259
Essex Portfolio LP (REIT) 2.550%, 6/15/31		800,000	670,228
GLP Capital LP (REIT) 5.250%, 6/1/25		600,000	587,772
3.250%, 1/15/32		200,000	159,378
Healthcare Trust of America Holdings LP (REIT) 3.500%, 8/1/26		800,000	762,150
Host Hotels & Resorts LP (REIT) Series E 4.000%, 6/15/25		171,000	167,566
Series I 3.500%, 9/15/30		54,000	46,266
Series J 2.900%, 12/15/31 (x)		93,000	74,053
Kilroy Realty LP (REIT) 4.375%, 10/1/25		1,700,000	1,680,559
Kimco Realty Corp. (REIT) 3.200%, 4/1/32		700,000	615,022
National Retail Properties, Inc. (REIT) 2.500%, 4/15/30		900,000	768,397
Omega Healthcare Investors, Inc. (REIT) 3.375%, 2/1/31		800,000	647,114
Realty Income Corp. (REIT) 4.625%, 11/1/25		500,000	506,835
Spirit Realty LP (REIT) 3.400%, 1/15/30		800,000	694,783
Vornado Realty LP (REIT) 3.400%, 6/1/31		330,000	275,489
Welltower, Inc. (REIT) 2.750%, 1/15/31		700,000	595,143

			12,925,539

Real Estate Management & Development (0.1%)
Tesco Property Finance 5 plc 5.661%, 10/13/41 (m)	GBP	483,627	609,677

Total Real Estate			13,535,216

Utilities (1.1%)
Electric Utilities (0.7%)
Appalachian Power Co. Series AA 2.700%, 4/1/31		$800,000	688,879
Avangrid, Inc. 3.800%, 6/1/29		900,000	842,457
Chile Electricity PEC SpA (Zero Coupon), 1/25/28§		490,000	358,251
Comision Federal de Electricidad 4.688%, 5/15/29§		222,000	198,593
3.348%, 2/9/31§		258,000	197,257

See Notes to Financial Statements.

1302

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 7/1/41		$154,000	$130,661
Duke Energy Progress LLC 3.400%, 4/1/32		800,000	745,455
Edison International 3.550%, 11/15/24		600,000	585,835
Enel Finance International NV 2.250%, 7/12/31§		800,000	629,408
Entergy Corp. 1.900%, 6/15/28		371,000	318,851
IPALCO Enterprises, Inc. 4.250%, 5/1/30		700,000	651,600
Pacific Gas and Electric Co. 1.700%, 11/15/23		800,000	770,373
3.500%, 6/15/25		700,000	660,441
3.150%, 1/1/26		600,000	547,374
2.950%, 3/1/26		600,000	545,805
Southern California Edison Co. (SOFR + 0.47%), 1.980%, 12/2/22 (k)		800,000	798,240
Southern Co. (The) Series 2021 (SOFR + 0.37%), 1.880%, 5/10/23 (k)		800,000	793,870
Terraform Global Operating LLC 6.125%, 3/1/26§		26,000	24,830

			9,488,180

Gas Utilities (0.2%)
CenterPoint Energy Resources Corp. (ICE LIBOR USD 3 Month + 0.50%), 2.111%, 3/2/23 (k)		516,000	514,545
National Fuel Gas Co. 2.950%, 3/1/31		1,000,000	807,649
SGSP Australia Assets Pty. Ltd. 3.300%, 4/9/23 (e)(m)		1,000,000	997,843

			2,320,037

Multi-Utilities (0.2%)
Berkshire Hathaway Energy Co. 6.125%, 4/1/36		229,000	253,590
Dominion Energy, Inc. Series C 2.250%, 8/15/31		800,000	659,118
San Diego Gas & Electric Co. Series VVV 1.700%, 10/1/30		800,000	659,819
WEC Energy Group, Inc. 1.375%, 10/15/27		700,000	605,672

			2,178,199

Water Utilities (0.0%)†
American Water Capital Corp. 3.450%, 6/1/29		72,000	67,708

Total Utilities			14,054,124

Total Corporate Bonds			137,262,006

Foreign Government Securities (0.5%)
Dominican Republic Government Bond 4.875%, 9/23/32§		276,000	211,709
Japan Bank for International Cooperation 2.375%, 7/21/22		800,000	800,048
Japan International Cooperation Agency 2.750%, 4/27/27		900,000	868,697
Provincia de Buenos Aires (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 45.766%, 4/12/25 (k)(m)(r)	ARS	240,000	899
Republic of Colombia 3.125%, 4/15/31		$235,000	173,871
Republic of Panama 9.375%, 4/1/29		190,000	231,610
Republic of Peru 8.200%, 8/12/26 (m)	PEN	2,000,000	545,063
6.350%, 8/12/28 (m)		2,000,000	491,968
6.950%, 8/12/31 (m)		1,000,000	247,424
Romania Government Bond 3.000%, 2/27/27§		$800,000	703,400
2.000%, 4/14/33 (m)	EUR	800,000	541,685
State of Qatar 4.500%, 4/23/28§		$700,000	725,375
5.103%, 4/23/48§		800,000	837,000
United Arab Emirates Government Bond 2.125%, 9/30/24§		425,000	410,072

Total Foreign Government Securities			6,788,821

Loan Participation (0.2%)
Financials (0.2%)
Consumer Finance (0.2%)
Delos Finance Sarl, New Term Loan (ICE LIBOR USD 3 Month + 1.75%), 4.000%, 10/6/23(k)		2,100,000	2,069,376

Total Financials			2,069,376

Total Loan Participation			2,069,376

Mortgage-Backed Securities (8.0%)
FHLMC 2.370%, 11/1/31 (l)		1,556	1,597
5.500%, 1/1/35		28,287	30,277
5.500%, 7/1/35		23,903	25,476
4.000%, 7/1/44		166,903	169,364
4.000%, 2/1/46		250,981	254,980
4.500%, 10/1/48		159,647	163,499
4.500%, 11/1/48		286,598	293,333
5.000%, 11/1/48		85,355	88,207
FHLMC UMBS 3.500%, 9/1/49		327,252	319,459
3.500%, 10/1/49		316,473	308,587
3.500%, 11/1/49		129,740	126,448
3.500%, 1/1/50		483,037	472,139

See Notes to Financial Statements.

1303

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
2.000%, 3/1/52	$1,127,238	$982,868
3.000%, 3/1/52	731,249	684,921
2.500%, 4/1/52	1,282,749	1,159,931
FNMA 2.634%, 1/1/28 (l)	5,759	5,794
1.513%, 3/1/33 (l)	8,826	8,936
2.279%, 1/1/36 (l)	54,096	55,231
1.835%, 2/1/37 (l)	44,069	44,328
2.362%, 12/1/40 (l)	2,313	2,348
FNMA UMBS 9.000%, 8/1/26	177	185
2.500%, 5/1/30	6,389	6,216
2.500%, 8/1/31	232,599	226,296
2.500%, 11/1/31	363,458	353,608
2.500%, 12/1/31	125,172	121,780
2.500%, 1/1/32	303,619	294,727
2.500%, 2/1/32	18,041	17,513
5.500%, 4/1/33	28,370	30,148
5.500%, 7/1/33	26,734	28,408
5.500%, 4/1/34	14,331	15,254
5.500%, 5/1/34	10,342	11,012
5.500%, 11/1/34	41,706	44,505
5.500%, 2/1/35	153,909	164,087
4.500%, 8/1/35	4,834	4,992
5.000%, 10/1/35	11,850	12,435
5.000%, 7/1/36	11,951	12,539
5.000%, 12/1/39	31,098	32,656
4.000%, 12/1/40	106,743	108,311
4.500%, 3/1/41	12,648	13,131
4.500%, 7/1/41	1,463	1,512
3.500%, 2/1/42	70,589	69,895
3.500%, 11/1/42	748,715	736,676
3.500%, 1/1/43	127,301	125,254
3.500%, 4/1/43	439,169	432,108
4.000%, 10/1/43	421,365	426,381
3.000%, 5/1/45	36,281	34,606
3.000%, 8/1/45	344,148	327,937
3.500%, 3/1/48	781,715	764,016
3.500%, 5/1/48	625,082	610,735
4.500%, 9/1/48	362,583	370,996
3.500%, 10/1/49	338,784	330,187
3.500%, 11/1/49	252,556	246,068
3.500%, 1/1/50	425,625	415,490
2.000%, 7/1/51	1,167,214	1,018,088
2.500%, 1/1/52	379,982	343,919
3.000%, 2/1/52	879,163	823,738
2.500%, 3/1/52	816,866	737,903
3.000%, 3/1/52	1,133,931	1,062,446
2.500%, 4/1/52	836,439	755,654
2.500%, 5/1/52	1,103,322	996,837
FNMA/FHLMC UMBS, 30 Year, Single Family 2.000%, 7/25/52 TBA	2,287,000	1,989,333
2.500%, 7/25/52 TBA	6,113,000	5,507,431
3.000%, 7/25/52 TBA	755,593	704,826
4.000%, 7/25/52 TBA	701,368	692,491
3.000%, 8/25/52 TBA	41,200,000	38,383,593
3.500%, 8/25/52 TBA	11,500,000	11,058,418
4.000%, 8/25/52 TBA	18,700,000	18,428,996
4.500%, 8/25/52 TBA	7,400,000	7,421,102
GNMA 1.625%, 7/20/27 (l)	517	513
3.000%, 5/15/43	127,241	122,764
3.000%, 7/15/45	192,055	184,877
3.000%, 5/20/46	150,751	144,264
3.500%, 10/15/49	101,902	99,877
3.500%, 1/15/50	23,037	22,579
3.500%, 2/15/50	174,945	171,194
3.000%, 7/15/52 TBA	183,093	172,851
4.000%, 7/15/52 TBA	556,769	554,812
4.500%, 9/15/52 TBA	1,329,000	1,339,591

Total Mortgage-Backed Securities		104,325,484

Municipal Bonds (0.1%)
City Of Chicago General Obligation Bonds, Taxable Series 2015 B 7.750%, 1/1/42	100,000	107,117
City of New York, General Obligation Bonds, Series D 1.923%, 8/1/31	205,000	169,407
Florida State Board of Administration Finance Corp. Revenue Bonds, Series 2020A 1.705%, 7/1/27	288,000	260,494
Port Authority of New York and New Jersey Consolidated Notes, Series AAA 1.086%, 7/1/23	180,000	176,664
State of Illinois, Sales Tax Corporation Second Lien Securitization Bonds, Taxable Series 2020B 3.007%, 1/1/33	800,000	705,702
The Regent of The University of California General Revenue Bonds 2021, Series BJ 3.071%, 5/15/51	335,000	252,968
Tobacco Settlement Finance Authority Taxable Tobacco Settlement, Series 2020
3.000%, 6/1/35	89,729	85,633

Total Municipal Bonds		1,757,985

U.S. Government Agency Securities (35.6%)
FFCB 0.450%, 7/24/23	25,000,000	24,403,263
0.375%, 1/15/25	5,124,000	4,789,381
1.320%, 1/21/25	20,000,000	19,124,246
FHLB 2.125%, 6/9/23	18,965,000	18,789,088
3.250%, 6/9/23	20,495,000	20,543,038
2.500%, 2/13/24	2,365,000	2,348,248
2.875%, 9/13/24	40,000,000	39,851,080
2.750%, 12/13/24	27,030,000	26,832,978
1.000%, 12/20/24	30,000,000	28,511,232
2.375%, 3/14/25	5,500,000	5,401,897
1.875%, 9/11/26	20,000,000	19,034,796
3.250%, 11/16/28	12,910,000	12,981,218
FHLMC 2.750%, 6/19/23	34,032,000	33,942,472
1.500%, 2/12/25	42,935,000	41,294,724
0.375%, 7/21/25	30,000,000	27,695,499

See Notes to Financial Statements.

1304

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
0.375%, 9/23/25		$30,000,000	$27,519,066
0.800%, 10/28/26		3,000,000	2,697,132
FNMA 0.250%, 7/10/23		8,531,000	8,297,955
2.875%, 9/12/23		42,290,000	42,277,994
2.500%, 2/5/24		3,545,000	3,521,185
1.625%, 1/7/25		30,000,000	28,987,494
1.875%, 9/24/26		25,816,000	24,570,401

Total U.S. Government Agency Securities			463,414,387

U.S. Treasury Obligations (41.7%)
U.S. Treasury Bonds 6.125%, 11/15/27		4,347,000	5,001,782
5.375%, 2/15/31		973,300	1,146,289
4.250%, 5/15/39		200,000	229,353
4.375%, 11/15/39		200,000	232,000
4.625%, 2/15/40		200,000	238,977
1.375%, 11/15/40		10,200,000	7,388,625
1.875%, 2/15/41		4,800,000	3,786,750
1.750%, 8/15/41		1,945,900	1,489,222
3.750%, 8/15/41		94,000	99,249
2.000%, 11/15/41		422,500	337,538
2.375%, 2/15/42		469,000	400,042
3.000%, 5/15/42		1,010,500	952,080
3.250%, 5/15/42		1,000,000	981,719
3.625%, 8/15/43		627,300	647,145
3.750%, 11/15/43		421,000	442,708
3.625%, 2/15/44		1,055,000	1,088,298
3.375%, 5/15/44		800,000	793,868
3.125%, 8/15/44		4,689,100	4,469,298
3.000%, 11/15/44		483,700	450,899
3.000%, 5/15/45		400,000	373,500
2.875%, 8/15/45		2,700,000	2,468,813
3.000%, 5/15/47		5,900,000	5,555,219
3.000%, 2/15/48		1,500,000	1,424,062
2.875%, 5/15/49		4,200,000	3,946,732
1.250%, 5/15/50		1,200,000	770,250
1.375%, 8/15/50		3,500,000	2,324,766
1.625%, 11/15/50		235,000	166,777
1.875%, 2/15/51		1,507,800	1,141,216
2.000%, 8/15/51		1,457,400	1,136,317
2.875%, 5/15/52		571,800	544,550
U.S. Treasury Inflation Linked Notes 0.375%, 7/15/27 TIPS		6,705,751	6,692,555
U.S. Treasury Notes 0.125%, 8/31/22		4,124,400	4,113,828
0.125%, 11/30/22		6,483,100	6,424,453
2.875%, 9/30/23		2,701,700	2,699,484
2.125%, 7/31/24#		10,000,000	9,832,031
2.125%, 9/30/24		4,700,000	4,615,180
2.250%, 11/15/25		8,944,900	8,721,277
0.375%, 12/31/25		8,990,700	8,201,204
0.375%, 1/31/26		20,829,100	18,957,737
1.625%, 2/15/26		4,984,200	4,743,167
0.500%, 2/28/26		7,534,300	6,875,049
1.625%, 5/15/26		8,987,200	8,526,606
0.750%, 5/31/26		61,502,200	56,341,784
2.000%, 11/15/26		45,079,100	43,156,197
1.500%, 1/31/27		22,440,300	20,981,503
2.250%, 2/15/27		35,682,500	34,450,340
1.875%, 2/28/27		1,905,100	1,811,148
2.375%, 5/15/27		11,403,100	11,053,880
2.250%, 8/15/27		26,294,000	25,289,488
2.250%, 11/15/27		11,532,000	11,072,522
2.750%, 2/15/28		11,215,000	11,035,385
2.875%, 5/15/28		5,240,000	5,187,223
1.000%, 7/31/28		12,507,400	11,081,940
3.125%, 11/15/28		12,759,300	12,806,151
2.625%, 2/15/29		9,196,800	8,969,036
2.375%, 5/15/29		30,797,500	29,548,757
1.625%, 8/15/29		1,173,000	1,069,996
1.750%, 11/15/29		3,249,400	2,987,417
1.500%, 2/15/30		3,823,800	3,440,524
0.625%, 8/15/30		22,616,600	18,796,516
0.875%, 11/15/30		21,577,400	18,261,560
1.625%, 5/15/31		23,258,400	20,838,073
1.250%, 8/15/31		16,674,800	14,395,043
1.375%, 11/15/31		12,815,600	11,147,570
1.875%, 2/15/32		31,240,700	28,380,223
2.875%, 5/15/32		515,400	511,052

Total U.S. Treasury Obligations			543,043,943

Total Long-Term Debt Securities (103.9%) (Cost $1,439,747,251)			1,352,465,738

SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bill (0.0%)†
Argentina Treasury Bills 568.62%, 9/30/22 (p)(r)	ARS	3,900,000	12,696

Repurchase Agreements (0.1%)
Deutsche Bank Securities, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $694,694, collateralized by various U.S. Government Agency Securities, ranging from 2.000%-4.000%, maturing 1/1/45-4/1/52; total market value $708,558. (xx)		$694,665	694,665
National Bank of Canada, 1.70%, dated 6/30/22, due 7/7/22, repurchase price $800,264, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 11/3/22-2/15/51; total market value $882,246. (xx)		800,000	800,000
TD Prime Services LLC, 1.65%, dated 6/30/22, due 7/1/22, repurchase price $100,005, collateralized by various Common Stocks; total market value $110,777. (xx)		100,000	100,000

Total Repurchase Agreements			1,594,665

See Notes to Financial Statements.

1305

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (1.6%)
U.S. Treasury Bills 1.60%, 9/15/22 (p)	$7,500,000	$7,474,478
1.65%, 9/29/22 (p)	2,300,000	2,290,428
1.79%, 10/4/22 (p)(v)(w)	2,500,000	2,488,097
2.03%, 10/25/22 (p)	8,100,000	8,046,994

Total U.S. Treasury Obligations		20,299,997

Total Short-Term Investments (1.7%) (Cost $21,926,924)		21,907,358

Total Investments in Securities (105.6%) (Cost $1,461,674,175)		1,374,373,096
Other Assets Less Liabilities (-5.6%)		(73,400,073)

Net Assets (100%)		$1,300,973,023

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2022, the market value of these securities amounted to $116,052,989 or 8.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $382,466.
(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2022. Maturity date disclosed is the ultimate maturity date.
(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2022.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2022.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2022, the market value of these securities amounted to $12,806,709 or 1.0% of net assets.

(p)	Yield to maturity.
(r)	Value determined using significant unobservable inputs.
(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $91,562.
(w)	All, or a portion of security held by broker as collateral for TBA contracts, with a total collateral value of $1,435,135.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $1,559,611. This was collateralized by cash of $1,594,665 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2022.

Glossary:
ARM	— Adjustable Rate Mortgage
ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CLP	— Chilean Peso
CLO	— Collateralized Loan Obligation
DKK	— Denmark Krone
EUR	— European Currency Unit
EURIBOR	— Euro Interbank Offered Rate
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
ICE	— Intercontinental Exchange
IO	— Interest Only
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
PIK	— Payment-in Kind Security
PEN	— Peruvian Sol
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk
TBA	— To Be Announced; Security is subject to delayed delivery
TIPS	— Treasury Inflation Protected Security
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar

See Notes to Financial Statements.

1306

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Futures contracts outstanding as of June 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	41	9/2022	EUR	6,392,474	208,991
U.S. Treasury 2 Year Note	211	9/2022	USD	44,313,297	144,273
U.S. Treasury 5 Year Note	198	9/2022	USD	22,225,500	(63,975)
U.S. Treasury 10 Year Note	165	9/2022	USD	19,557,656	63,736
U.S. Treasury 10 Year Ultra Note	16	9/2022	USD	2,038,000	72
U.S. Treasury Ultra Bond	49	9/2022	USD	7,562,844	(209,158)

					143,939

Short Contracts
Euro-BTP	(59)	9/2022	EUR	(7,612,393)	(435,996)
Euro-Buxl	(5)	9/2022	EUR	(857,014)	37,186
Japan 10 Year Bond	(13)	9/2022	JPY	(14,238,871)	61,640
Long Gilt	(59)	9/2022	GBP	(8,186,123)	303,692
U.S. Treasury 5 Year Note	(26)	9/2022	USD	(2,918,500)	(38,236)
U.S. Treasury Long Bond	(50)	9/2022	USD	(6,931,250)	26,613
U.S. Treasury Ultra Bond	(35)	9/2022	USD	(5,402,031)	(29,148)

					(74,249)

					69,690

Forward Foreign Currency Contracts outstanding as of June 30, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	211,120	DKK	1,410,000	Barclays Bank plc	7/1/2022	12,460
USD	557,007	DKK	3,751,165	Deutsche Bank AG	7/1/2022	28,492
USD	2,029,362	AUD	2,905,000	JPMorgan Chase Bank	7/5/2022	24,186
USD	46,315	BRL	225,277	Goldman Sachs Bank USA**	7/5/2022	3,269
USD	8,290,832	EUR	7,735,000	Bank of America	7/5/2022	184,939
USD	74,812	EUR	71,000	Barclays Bank plc	7/5/2022	407
USD	163,008	EUR	154,143	JPMorgan Chase Bank	7/28/2022	1,223
USD	734,079	DKK	5,149,882	Bank of America	8/1/2022	7,135
USD	3,124,073	AUD	4,498,364	Bank of America	8/2/2022	18,420
USD	42,994	BRL	225,277	Goldman Sachs Bank USA**	8/2/2022	329
GBP	331,000	USD	400,456	Deutsche Bank AG	8/16/2022	2,791
JPY	212,200,000	USD	1,561,382	Deutsche Bank AG	8/16/2022	6,949
USD	94,734	GBP	77,000	Bank of America	8/16/2022	927
USD	14,513,961	GBP	11,766,000	Deutsche Bank AG	8/16/2022	179,799
USD	64,469	JPY	8,700,000	Bank of America	8/16/2022	168
USD	73,779	JPY	9,500,000	Barclays Bank plc	8/16/2022	3,566
USD	43,557	JPY	5,500,000	Deutsche Bank AG	8/16/2022	2,908
USD	2,082,365	JPY	279,800,000	JPMorgan Chase Bank	8/16/2022	14,414
USD	271,346	MYR	1,188,496	Goldman Sachs Bank USA**	9/21/2022	1,567

Total unrealized appreciation						493,949

DKK	2,650,351	USD	376,754	Bank of America	7/1/2022	(3,336)
AUD	4,498,364	USD	3,123,326	Bank of America	7/5/2022	(18,330)
AUD	898,000	USD	648,582	Barclays Bank plc	7/5/2022	(28,737)
BRL	5,425,277	USD	1,047,681	Goldman Sachs Bank USA**	7/5/2022	(11,026)
EUR	1,711,000	USD	1,827,918	Barclays Bank plc	7/5/2022	(34,876)
USD	2,627,339	AUD	3,810,000	JPMorgan Chase Bank	7/5/2022	(2,513)
USD	911,785	BRL	5,200,000	Goldman Sachs Bank USA**	7/5/2022	(81,825)
USD	127,997	EUR	123,000	Barclays Bank plc	7/5/2022	(901)
USD	1,395,490	EUR	1,335,000	JPMorgan Chase Bank	7/5/2022	(3,523)

See Notes to Financial Statements.

1307

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,531,887	PEN	6,191,275	Bank of America**	7/26/2022	(81,425)
USD	398,467	AUD	578,804	Goldman Sachs Bank USA	8/2/2022	(1,137)
USD	509,130	AUD	739,832	JPMorgan Chase Bank	8/2/2022	(1,647)
USD	7,865,417	EUR	7,553,000	Deutsche Bank AG	8/2/2022	(64,780)
GBP	444,000	USD	557,522	Barclays Bank plc	8/16/2022	(16,610)
GBP	253,000	USD	309,212	Deutsche Bank AG	8/16/2022	(990)
JPY	50,000,000	USD	376,926	Bank of America	8/16/2022	(7,385)
NOK	12,773,905	USD	1,341,609	Bank of America	8/16/2022	(43,562)
NOK	22,988,549	USD	2,349,270	Barclays Bank plc	8/16/2022	(13,242)
USD	215,364	GBP	178,000	Deutsche Bank AG	8/16/2022	(1,488)
USD	2,603,511	NOK	25,955,000	Deutsche Bank AG	8/16/2022	(33,959)
USD	878,587	NOK	8,715,000	JPMorgan Chase Bank	8/16/2022	(7,006)
CLP	4,027,338	USD	4,763	Barclays Bank plc**	9/21/2022	(447)

Total unrealized depreciation						(458,745)

Net unrealized appreciation						35,204

**	Non-deliverable forward.

Written Put Options Contracts as of June 30, 2022 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
3 Month Eurodollar	Exchange Traded	70	USD(17,500,000)	USD 96.50	12/18/2023	(99,313)

Total Written Options Contracts (Premiums Received ($80,823))						(99,313)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$44,441,392	$—		$44,441,392
Collateralized Mortgage Obligations	—	27,595,241	—	(a)	27,595,241
Commercial Mortgage-Backed Securities	—	21,767,103	—		21,767,103
Corporate Bonds
Communication Services	—	7,989,250	—		7,989,250
Consumer Discretionary	—	9,565,951	—		9,565,951
Consumer Staples	—	2,866,076	—		2,866,076
Energy	—	8,056,856	—		8,056,856
Financials	—	54,033,852	—		54,033,852
Health Care	—	2,205,452	—		2,205,452
Industrials	—	11,903,539	—		11,903,539
Information Technology	—	9,193,546	—		9,193,546
Materials	—	3,858,144	—		3,858,144
Real Estate	—	13,535,216	—		13,535,216
Utilities	—	14,054,124	—		14,054,124

See Notes to Financial Statements.

1308

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Foreign Government Securities	$—	$6,787,922	$899	$6,788,821
Forward Currency Contracts	—	493,949	—	493,949
Futures	846,203	—	—	846,203
Loan Participations
Financials	—	2,069,376	—	2,069,376
Mortgage-Backed Securities	—	104,325,484	—	104,325,484
Municipal Bonds	—	1,757,985	—	1,757,985
Short-Term Investments
Foreign Government Treasury Bill	—	—	12,696	12,696
Repurchase Agreements	—	1,594,665	—	1,594,665
U.S. Treasury Obligations	—	20,299,997	—	20,299,997
U.S. Government Agency Securities	—	463,414,387	—	463,414,387
U.S. Treasury Obligations	—	543,043,943	—	543,043,943

Total Assets	$846,203	$1,374,853,450	$13,595	$1,375,713,248

Liabilities:
Forward Currency Contracts	$—	$(458,745)	$—	$(458,745)
Futures	(776,513)	—	—	(776,513)
Options Written
Put Options Written	(99,313)	—	—	(99,313)

Total Liabilities	$(875,826)	$(458,745)	$—	$(1,334,571)

Total	$(29,623)	$1,374,394,705	$13,595	$1,374,378,677

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$846,203	*
Foreign exchange contracts	Receivables	493,949

Total		$1,340,152

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(875,826	)*
Foreign exchange contracts	Payables	(458,745)

Total		$(1,334,571)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

1309

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$15,117	$(5,554,383)	$—	$(5,539,266)
Foreign exchange contracts	—	—	(102,062)	(102,062)

Total	$15,117	$(5,554,383)	$(102,062)	$(5,641,328)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(18,490)	$(383,726)	$—	$(402,216)
Foreign exchange contracts	—	—	267,341	267,341

Total	$(18,490)	$(383,726)	$267,341	$(134,875)

^ This Portfolio held forward foreign currency contracts, futures contracts and option contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held option contracts with an average notional balance of approximately $97,000 for four months, forward foreign currency contracts with an average settlement value of approximately $61,282,000 and futures contracts with an average notional balance of approximately $129,907,000 during the six months ended June 30, 2022.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2022:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$211,589	$(154,038)	$—	$57,551
Barclays Bank plc	16,433	(16,433)	—	—
Deutsche Bank AG	220,939	(101,217)	—	119,722
Goldman Sachs Bank USA	5,165	(5,165)	—	—
JPMorgan Chase Bank	39,823	(14,689)	—	25,134

Total	$493,949	$(291,542)	$—	$202,407

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged*	Net Amount Due to Counterparty
Bank of America	$154,038	$(154,038)	$—	$—
Barclays Bank plc	94,813	(16,433)	—	78,380
Deutsche Bank AG	101,217	(101,217)	—	—
Goldman Sachs Bank USA	93,988	(5,165)	(88,823)	—
JPMorgan Chase Bank	14,689	(14,689)	—	—

Total	$458,745	$(291,542)	$(88,823)	$78,380

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
*	The table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged is $2,739.

See Notes to Financial Statements.

1310

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$840,836,599
Long-term U.S. government debt securities	141,686,113

$982,522,712

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$875,623,346
Long-term U.S. government debt securities	153,203,041

$1,028,826,387

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,226,524
Aggregate gross unrealized depreciation	(90,094,112)

Net unrealized depreciation	$(88,867,588)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,463,246,265

See Notes to Financial Statements.

1311

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES June 30, 2022 (Unaudited)
ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $1,460,079,510)	$1,372,778,431
Repurchase Agreements (Cost $1,594,665)	1,594,665
Cash	11,026,611
Foreign cash (Cost $501,956)	498,517
Cash held as collateral at broker for futures	854,000
Receivable for forward settling transactions	84,894,427
Receivable for securities sold	16,991,627
Dividends, interest and other receivables	6,171,805
Due from broker for futures variation margin	743,056
Unrealized appreciation on forward foreign currency contracts	493,949
Receivable for Portfolio shares sold	41,971
Securities lending income receivable	770
Other assets	14,646

Total assets	1,496,104,475

LIABILITIES
Payable for forward settling transactions	172,145,384
Payable for securities purchased	19,285,823
Payable for return of collateral on securities loaned	1,594,665
Payable for Portfolio shares redeemed	631,168
Unrealized depreciation on forward foreign currency contracts	458,745
Investment management fees payable	431,219
Distribution fees payable – Class IB	148,087
Administrative fees payable	131,477
Options written, at value (Premiums received $80,823)	99,313
Distribution fees payable – Class IA	30,541
Trustees’ fees payable	2,733
Accrued expenses	172,297

Total liabilities	195,131,452

NET ASSETS	$1,300,973,023

Net assets were comprised of:
Paid in capital	$1,410,587,698
Total distributable earnings (loss)	(109,614,675)

Net assets	$1,300,973,023

Class IA
Net asset value, offering and redemption price per share, $148,949,790 / 18,870,553 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.89

Class IB
Net asset value, offering and redemption price per share, $717,724,655 / 91,319,937 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.86

Class K
Net asset value, offering and redemption price per share, $434,298,578 / 54,961,642 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.90

(x)	Includes value of securities on loan of $1,559,611.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Interest	$11,702,215
Securities lending (net)	2,904

Total income	11,705,119

EXPENSES
Investment management fees	2,694,057
Distribution fees – Class IB	960,570
Administrative fees	826,099
Distribution fees – Class IA	194,824
Custodian fees	92,880
Professional fees	53,586
Printing and mailing expenses	29,282
Trustees’ fees	21,711
Miscellaneous	33,231

Total expenses	4,906,240

NET INVESTMENT INCOME (LOSS)	6,798,879

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(11,842,034)
Futures contracts	(5,554,383)
Forward foreign currency contracts	(102,062)
Foreign currency transactions	(33,479)
Options written	15,117

Net realized gain (loss)	(17,516,841)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(101,269,889)
Futures contracts	(383,726)
Forward foreign currency contracts	267,341
Foreign currency translations	45,368
Options written	(18,490)

Net change in unrealized appreciation (depreciation)	(101,359,396)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(118,876,237)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(112,077,358)

See Notes to Financial Statements.

1312

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,798,879	$12,842,255
Net realized gain (loss)	(17,516,841)	7,323,078
Net change in unrealized appreciation (depreciation)	(101,359,396)	(52,112,957)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(112,077,358)	(31,947,624)

Distributions to shareholders:
Class IA	—	(2,475,848)
Class IB	—	(12,502,606)
Class K	—	(8,519,043)

Total distributions to shareholders	—	(23,497,497)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 922,053 and 848,494 shares, respectively ]	7,599,983	7,389,219
Capital shares issued in reinvestment of dividends and distributions [ 0 and 289,071 shares, respectively ]	—	2,475,848
Capital shares repurchased [ (1,576,147) and (2,578,449) shares, respectively ]	(12,826,673)	(22,465,670)

Total Class IA transactions	(5,226,690)	(12,600,603)

Class IB
Capital shares sold [ 4,510,780 and 12,430,567 shares, respectively ]	36,751,932	108,027,482
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,466,081 shares, respectively ]	—	12,502,606
Capital shares repurchased [ (11,839,703) and (17,498,156) shares, respectively ]	(95,707,815)	(152,065,144)

Total Class IB transactions	(58,955,883)	(31,535,056)

Class K
Capital shares sold [ 1,841,353 and 12,762,631 shares, respectively ]	14,854,961	112,049,396
Capital shares issued in reinvestment of dividends and distributions [ 0 and 995,015 shares, respectively ]	—	8,519,043
Capital shares repurchased [ (4,862,212) and (7,020,462) shares, respectively ]	(39,938,126)	(61,277,025)

Total Class K transactions	(25,083,165)	59,291,414

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(89,265,738)	15,155,755

TOTAL INCREASE (DECREASE) IN NET ASSETS	(201,343,096)	(40,289,366)
NET ASSETS:
Beginning of period	1,502,316,119	1,542,605,485

End of period	$1,300,973,023	$1,502,316,119

See Notes to Financial Statements.

1313

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IA			2021	2020	2019	2018	2017
Net asset value, beginning of period	$8.55		$8.86	$8.67	$8.34	$8.48	$8.46

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.07	0.11	0.15	0.13	0.09
Net realized and unrealized gain (loss)	(0.70)		(0.25)	0.41	0.32	(0.12)	0.03

Total from investment operations	(0.66)		(0.18)	0.52	0.47	0.01	0.12

Less distributions:
Dividends from net investment income	—		(0.07)	(0.12)	(0.14)	(0.15)	(0.10)
Distributions from net realized gains	—		(0.06)	(0.21)	—	—	—

Total dividends and distributions	—		(0.13)	(0.33)	(0.14)	(0.15)	(0.10)

Net asset value, end of period	$7.89		$8.55	$8.86	$8.67	$8.34	$8.48

Total return (b)	(7.72)%		(2.05)%	5.96%	5.60%	0.08%	1.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$148,950		$166,921	$185,857	$182,842	$180,841	$208,996
Ratio of expenses to average net assets (a)(f)	0.79%		0.79%	0.80%	0.83%	0.84%	0.80%
Ratio of net investment income (loss) to average net assets (a)(f)	0.90%		0.75%	1.19%	1.76%	1.58%	1.11%
Portfolio turnover rate^	68	%(z)	111%	173%	181%	204%	184%

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021	2020	2019	2018	2017
Net asset value, beginning of period	$8.51		$8.83	$8.64	$8.31	$8.44	$8.43

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.07	0.11	0.15	0.13	0.09
Net realized and unrealized gain (loss)	(0.69)		(0.26)	0.41	0.32	(0.11)	0.02

Total from investment operations	(0.65)		(0.19)	0.52	0.47	0.02	0.11

Less distributions:
Dividends from net investment income	—		(0.07)	(0.12)	(0.14)	(0.15)	(0.10)
Distributions from net realized gains	—		(0.06)	(0.21)	—	—	—

Total dividends and distributions	—		(0.13)	(0.33)	(0.14)	(0.15)	(0.10)

Net asset value, end of period	$7.86		$8.51	$8.83	$8.64	$8.31	$8.44

Total return (b)	(7.64)%		(2.18)%	5.98%	5.62%	0.20%	1.34%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$717,725		$839,764	$902,619	$907,886	$958,785	$1,062,882
Ratio of expenses to average net assets (a)(f)	0.79%		0.79%	0.80%	0.83%	0.84%	0.80%
Ratio of net investment income (loss) to average net assets (a)(f)	0.90%		0.75%	1.19%	1.76%	1.58%	1.11%
Portfolio turnover rate^	68	%(z)	111%	173%	181%	204%	184%

See Notes to Financial Statements.

1314

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021	2020	2019	2018	2017
Net asset value, beginning of period	$8.55		$8.86	$8.67	$8.34	$8.47	$8.46

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.09	0.13	0.17	0.15	0.12
Net realized and unrealized gain (loss)	(0.70)		(0.25)	0.41	0.32	(0.11)	0.01

Total from investment operations	(0.65)		(0.16)	0.54	0.49	0.04	0.13

Less distributions:
Dividends from net investment income	—		(0.09)	(0.14)	(0.16)	(0.17)	(0.12)
Distributions from net realized gains	—		(0.06)	(0.21)	—	—	—

Total dividends and distributions	—		(0.15)	(0.35)	(0.16)	(0.17)	(0.12)

Net asset value, end of period	$7.90		$8.55	$8.86	$8.67	$8.34	$8.47

Total return (b)	(7.60)%		(1.83)%	6.22%	5.86%	0.45%	1.59%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$434,299		$495,632	$454,130	$509,918	$384,658	$412,848
Ratio of expenses to average net assets (a)(f)	0.54%		0.54%	0.55%	0.58%	0.59%	0.55%
Ratio of net investment income (loss) to average net assets (a)(f)	1.16%		0.98%	1.45%	2.01%	1.83%	1.36%
Portfolio turnover rate^	68	%(z)	111%	173%	181%	204%	184%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1315

EQ/SMALL COMPANY INDEX PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Financials	16.8%
Health Care	16.6
Industrials	14.9
Information Technology	13.5
Consumer Discretionary	9.9
Real Estate	7.2
Energy	5.5
Repurchase Agreements	5.3
Materials	4.1
Consumer Staples	3.7
Utilities	3.5
Communication Services	2.8
Investment Company	1.3
Cash and Other	(5.1)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IA
Actual	$1,000.00	$770.50	$2.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.67	3.16
Class IB
Actual	1,000.00	770.10	2.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.67	3.16
Class K
Actual	1,000.00	771.30	1.67
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.91	1.91

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.63%, 0.63% and 0.38%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1316

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (2.8%)
Diversified Telecommunication Services (0.6%)
Anterix, Inc.*	5,000	$205,350
ATN International, Inc.	5,200	243,932
Bandwidth, Inc., Class A*	7,900	148,678
Charge Enterprises, Inc. (x)*	22,600	107,802
Cogent Communications Holdings, Inc.	23,425	1,423,303
Consolidated Communications Holdings, Inc.*	31,341	219,387
EchoStar Corp., Class A*	21,400	413,020
Globalstar, Inc. (x)*	315,400	387,942
IDT Corp., Class B*	10,100	254,015
Iridium Communications, Inc.*	68,200	2,561,592
Liberty Latin America Ltd., Class A*	20,900	163,020
Liberty Latin America Ltd., Class C*	87,619	682,552
Ooma, Inc.*	11,200	132,608
Radius Global Infrastructure, Inc.*	30,000	457,800
Starry Group Holdings, Inc., Class A (x)*	13,700	56,444

		7,457,445

Entertainment (0.4%)
Cinemark Holdings, Inc.*	62,100	932,742
IMAX Corp.*	27,100	457,719
Liberty Media Corp.-Liberty Braves, Class A (x)*	8,500	213,775
Liberty Media Corp.-Liberty Braves, Class C*	18,200	436,800
Lions Gate Entertainment Corp., Class A*	30,300	282,093
Lions Gate Entertainment Corp., Class B*	59,900	528,917
Madison Square Garden Entertainment Corp.*	14,716	774,356
Marcus Corp. (The)*	12,700	187,579
Playstudios, Inc. (x)*	6,700	28,676
Redbox Entertainment, Inc. (x)*	33,900	250,860
Reservoir Media, Inc. (x)*	1,200	7,824
Skillz, Inc. (x)*	91,100	112,964

		4,214,305

Interactive Media & Services (0.7%)
Arena Group Holdings, Inc. (The) (x)*	800	7,200
Bumble, Inc., Class A*	43,500	1,224,525
Cargurus, Inc.*	50,100	1,076,649
Cars.com, Inc.*	41,400	390,402
DHI Group, Inc.*	5,400	26,838
Eventbrite, Inc., Class A (x)*	36,900	378,963
EverQuote, Inc., Class A*	11,600	102,544
fuboTV, Inc. (x)*	68,300	168,701
Leafly Holdings, Inc.*	1,700	7,650
MediaAlpha, Inc., Class A*	2,200	21,670
Outbrain, Inc. (x)*	4,600	23,138
QuinStreet, Inc.*	21,800	219,308
TrueCar, Inc.*	48,000	124,320
Vimeo, Inc.*	72,200	434,644
Wejo Group Ltd. (x)*	10,100	12,019
Yelp, Inc.*	44,800	1,244,096
Ziff Davis, Inc.*	23,478	1,749,815
ZipRecruiter, Inc., Class A*	40,300	597,246

		7,809,728

Media (0.9%)
AdTheorent Holding Co., Inc. (x)*	3,700	11,433
Advantage Solutions, Inc.*	9,700	36,860
AMC Networks, Inc., Class A*	15,400	448,448
Audacy, Inc.*	63,400	59,736
Boston Omaha Corp., Class A (x)*	8,500	175,525
Cardlytics, Inc.*	15,000	334,650
Clear Channel Outdoor Holdings, Inc.*	188,600	201,802
Cumulus Media, Inc., Class A*	3,000	23,190
Daily Journal Corp.*	600	155,280
Entravision Communications Corp., Class A	36,300	165,528
EW Scripps Co. (The), Class A*	34,512	430,365
Gambling.com Group Ltd. (x)*	800	6,296
Gannett Co., Inc. (x)*	48,589	140,908
Gray Television, Inc.	44,400	749,916
iHeartMedia, Inc., Class A*	58,100	458,409
Innovid Corp. (x)*	6,700	11,122
Integral Ad Science Holding Corp.*	11,300	112,209
John Wiley & Sons, Inc., Class A	22,500	1,074,600
Loyalty Ventures, Inc.*	10,900	38,913
Magnite, Inc.*	60,023	533,004
PubMatic, Inc., Class A (x)*	21,000	333,690
Scholastic Corp.	14,960	538,111
Sinclair Broadcast Group, Inc., Class A	30,200	616,080
Stagwell, Inc.*	10,200	55,386
TechTarget, Inc.*	15,200	998,944
TEGNA, Inc.	121,900	2,556,243
Thryv Holdings, Inc.*	5,400	120,906
Urban One, Inc.*	2,000	8,560
Urban One, Inc. Class A*	9,400	51,324
WideOpenWest, Inc.*	33,100	602,751

		11,050,189

Wireless Telecommunication Services (0.2%)
Gogo, Inc.*	26,000	420,940
KORE Group Holdings, Inc.*	1,600	4,912
Shenandoah Telecommunications Co.	26,948	598,246
Telephone and Data Systems, Inc.	52,500	828,975
United States Cellular Corp.*	4,000	115,840

		1,968,913

Total Communication Services		32,500,580

Consumer Discretionary (9.9%)
Auto Components (1.4%)
Adient plc*	49,900	1,478,537
American Axle & Manufacturing Holdings, Inc.*	62,675	471,943
Dana, Inc.	86,065	1,210,935
Dorman Products, Inc.*	15,300	1,678,563
Fox Factory Holding Corp.*	22,600	1,820,204
Gentherm, Inc.*	16,900	1,054,729
Goodyear Tire & Rubber Co. (The)*	164,623	1,763,112
Holley, Inc. (x)*	5,700	59,850
LCI Industries	13,470	1,507,024
Luminar Technologies, Inc. (x)*	120,400	713,972
Modine Manufacturing Co.*	23,300	245,349
Motorcar Parts of America, Inc.*	9,900	129,888

See Notes to Financial Statements.

1317

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

Patrick Industries, Inc.	13,825	$716,688
Solid Power, Inc. (x)*	21,400	115,132
Standard Motor Products, Inc.	12,900	580,371
Stoneridge, Inc.*	13,300	228,095
Tenneco, Inc., Class A*	36,697	629,720
Visteon Corp.*	16,100	1,667,638
XPEL, Inc. (m)(x)*	9,300	427,149

		16,498,899

Automobiles (0.2%)
Canoo, Inc. (x)*	47,100	87,135
Faraday Future Intelligent Electric, Inc.*	27,500	71,500
Fisker, Inc. (x)*	82,400	706,168
Lordstown Motors Corp. (x)*	58,200	91,956
Winnebago Industries, Inc.	17,446	847,178
Workhorse Group, Inc. (x)*	53,300	138,580

		1,942,517

Distributors (0.0%)†
Funko, Inc., Class A*	12,500	279,000

Diversified Consumer Services (1.0%)
2U, Inc.*	37,200	389,484
Adtalem Global Education, Inc.*	22,600	812,922
American Public Education, Inc.*	5,907	95,457
Carriage Services, Inc.	5,200	206,180
Chegg, Inc.*	62,700	1,177,506
Coursera, Inc.*	56,900	806,842
Duolingo, Inc. (x)*	11,900	1,041,845
European Wax Center, Inc., Class A (x)	10,100	177,962
Frontdoor, Inc.*	41,700	1,004,136
Graham Holdings Co., Class B	2,100	1,190,364
Laureate Education, Inc., Class A	60,100	695,357
OneSpaWorld Holdings Ltd. (x)*	23,500	168,495
Perdoceo Education Corp.*	38,800	457,064
PowerSchool Holdings, Inc., Class A*	16,600	200,030
Rover Group, Inc. (x)*	8,100	30,456
Strategic Education, Inc.	12,764	900,883
Stride, Inc.*	23,284	949,755
Udemy, Inc. (x)*	36,400	371,644
Vivint Smart Home, Inc.*	49,200	171,216
WW International, Inc.*	26,700	170,613

		11,018,211

Hotels, Restaurants & Leisure (2.0%)
Accel Entertainment, Inc.*	12,400	131,688
Bally’s Corp.*	13,300	263,074
Biglari Holdings, Inc., Class B*	391	47,976
BJ’s Restaurants, Inc.*	12,134	263,065
Bloomin’ Brands, Inc.	60,200	1,000,524
Bluegreen Vacations Holding Corp.	5,209	130,017
Bowlero Corp. (x)*	13,300	140,847
Brinker International, Inc.*	25,400	559,562
Century Casinos, Inc.*	5,700	41,040
Cheesecake Factory, Inc. (The)	25,821	682,191
Chuy’s Holdings, Inc.*	8,900	177,288
Cracker Barrel Old Country Store, Inc.	13,801	1,152,245
Dave & Buster’s Entertainment, Inc.*	24,200	793,276
Denny’s Corp.*	40,300	349,804
Dine Brands Global, Inc.	11,381	740,675

El Pollo Loco Holdings, Inc.*	13,700	134,808
Everi Holdings, Inc.*	37,000	603,470
F45 Training Holdings, Inc. (x)*	2,700	10,611
First Watch Restaurant Group, Inc.*	1,300	18,746
Golden Entertainment, Inc.*	6,400	253,120
Hilton Grand Vacations, Inc.*	49,400	1,765,062
International Game Technology plc	57,600	1,069,056
Jack in the Box, Inc.	14,339	803,844
Krispy Kreme, Inc. (x)	43,221	587,806
Life Time Group Holdings, Inc. (x)*	13,600	175,168
Light & Wonder, Inc.*	49,900	2,344,801
Lindblad Expeditions Holdings, Inc. (x)*	11,800	95,580
Monarch Casino & Resort, Inc.*	6,700	393,089
NEOGAMES SA (x)*	4,600	61,686
Noodles & Co.*	8,300	39,010
Papa John’s International, Inc.	18,742	1,565,332
Portillo’s, Inc., Class A (x)*	9,400	153,690
Red Rock Resorts, Inc., Class A	27,200	907,392
Rush Street Interactive, Inc.*	27,300	127,491
Ruth’s Hospitality Group, Inc.	9,300	151,218
SeaWorld Entertainment, Inc.*	28,600	1,263,548
Shake Shack, Inc., Class A*	20,300	801,444
Sweetgreen, Inc., Class A (x)*	21,800	253,970
Texas Roadhouse, Inc.	34,518	2,526,718
Wingstop, Inc.	16,700	1,248,659

		23,828,591

Household Durables (1.6%)
Beazer Homes USA, Inc.*	7,300	88,111
Cavco Industries, Inc.*	5,000	979,950
Century Communities, Inc.	15,100	679,047
Dream Finders Homes, Inc., Class A (x)*	2,900	30,856
Ethan Allen Interiors, Inc.	9,554	193,086
GoPro, Inc., Class A (x)*	57,400	317,422
Green Brick Partners, Inc.*	14,800	289,636
Helen of Troy Ltd.*	12,298	1,997,318
Installed Building Products, Inc.	13,300	1,106,028
iRobot Corp.*	16,000	588,000
KB Home	48,200	1,371,772
La-Z-Boy, Inc.	28,309	671,206
Legacy Housing Corp.*	2,100	27,405
LGI Homes, Inc.*	13,000	1,129,700
Lifetime Brands, Inc.	4,300	47,472
Lovesac Co. (The)*	7,200	198,000
M.D.C. Holdings, Inc.	30,274	978,153
M/I Homes, Inc.*	16,300	646,458
Meritage Homes Corp.*	22,139	1,605,078
Purple Innovation, Inc. (x)*	26,000	79,560
Skyline Champion Corp.*	28,700	1,360,954
Snap One Holdings Corp. (x)*	2,200	20,174
Sonos, Inc.*	65,753	1,186,184
Taylor Morrison Home Corp.*	71,720	1,675,379
Traeger, Inc.*	6,200	26,350
Tri Pointe Homes, Inc.*	61,101	1,030,774
Tupperware Brands Corp.*	28,500	180,690
Universal Electronics, Inc.*	4,500	115,065
Vizio Holding Corp., Class A (x)*	6,900	47,058
Vuzix Corp. (x)*	30,500	216,550
Weber, Inc., Class A (x)	22,000	158,620

		19,042,056

See Notes to Financial Statements.

1318

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

Internet & Direct Marketing Retail (0.4%)
1-800-Flowers.com, Inc., Class A*	10,000	$95,100
CarParts.com, Inc.*	24,500	170,030
ContextLogic, Inc., Class A*	286,900	459,040
Duluth Holdings, Inc., Class B*	1,700	16,218
Groupon, Inc. (x)*	12,315	139,159
Lands’ End, Inc.*	2,700	28,674
Liquidity Services, Inc.*	11,600	155,904
Overstock.com, Inc. (x)*	23,300	582,733
PetMed Express, Inc. (x)	1,500	29,850
Porch Group, Inc. (x)*	39,100	100,096
Poshmark, Inc., Class A (x)*	10,800	109,188
Quotient Technology, Inc.*	48,400	143,748
Qurate Retail, Inc.	176,500	506,555
RealReal, Inc. (The) (x)*	4,800	11,952
Revolve Group, Inc.*	18,600	481,926
Shutterstock, Inc.	11,000	630,410
Stitch Fix, Inc., Class A*	32,600	161,044
Vivid Seats, Inc., Class A (x)	6,500	48,555
Xometry, Inc., Class A (x)*	12,500	424,125

		4,294,307

Leisure Products (0.4%)
Acushnet Holdings Corp.	20,000	833,600
Callaway Golf Co.*	70,563	1,439,485
Clarus Corp.	6,424	121,992
Johnson Outdoors, Inc., Class A	2,300	140,668
Latham Group, Inc.*	18,100	125,433
Malibu Boats, Inc., Class A*	12,000	632,520
Marine Products Corp. (x)	1,900	18,069
MasterCraft Boat Holdings, Inc.*	3,600	75,780
Smith & Wesson Brands, Inc.	15,335	201,348
Sturm Ruger & Co., Inc.	10,700	681,055
Vista Outdoor, Inc.*	28,200	786,780

		5,056,730

Multiline Retail (0.1%)
Big Lots, Inc. (x)	18,000	377,460
Dillard’s, Inc., Class A (x)	3,300	727,881
Franchise Group, Inc.	14,700	515,529

		1,620,870

Specialty Retail (2.2%)
Aaron’s Co., Inc. (The)	14,300	208,065
Abercrombie & Fitch Co., Class A*	39,500	668,340
Academy Sports & Outdoors, Inc.	39,400	1,400,276
American Eagle Outfitters, Inc. (x)	79,000	883,220
America’s Car-Mart, Inc.*	2,500	251,500
Arko Corp.	53,500	436,560
Asbury Automotive Group, Inc.*	11,542	1,954,522
Bed Bath & Beyond, Inc.*	56,900	282,793
Boot Barn Holdings, Inc.*	15,700	1,081,887
Buckle, Inc. (The)	11,489	318,130
Caleres, Inc.	18,863	494,965
Camping World Holdings, Inc., Class A (x)	19,000	410,210
Cato Corp. (The), Class A	13,523	157,002
Chico’s FAS, Inc.*	25,300	125,741
Children’s Place, Inc. (The)*	7,700	299,684
Citi Trends, Inc.*	5,100	120,615
Conn’s, Inc. (x)*	7,900	63,358
Designer Brands, Inc., Class A	33,300	434,898

EVgo, Inc. (x)*	18,800	112,988
Foot Locker, Inc.	41,900	1,057,975
Genesco, Inc.*	6,657	332,251
Group 1 Automotive, Inc.	8,937	1,517,503
GrowGeneration Corp. (x)*	28,000	100,520
Guess?, Inc. (x)	21,900	373,395
Haverty Furniture Cos., Inc.	6,100	141,398
Hibbett, Inc.	6,255	273,406
LL Flooring Holdings, Inc.*	8,200	76,834
MarineMax, Inc.*	11,500	415,380
Monro, Inc.	17,704	759,148
Murphy USA, Inc.	11,900	2,771,153
National Vision Holdings, Inc.*	44,892	1,234,530
ODP Corp. (The)*	31,500	952,560
OneWater Marine, Inc., Class A*	100	3,305
Party City Holdco, Inc. (x)*	57,300	75,636
Rent-A-Center, Inc.	34,203	665,248
Sally Beauty Holdings, Inc.*	68,800	820,096
Shoe Carnival, Inc.	13,000	280,930
Signet Jewelers Ltd.	27,100	1,448,766
Sleep Number Corp. (x)*	12,400	383,780
Sonic Automotive, Inc., Class A	14,925	546,703
Sportsman’s Warehouse Holdings, Inc.*	16,100	154,399
Tilly’s, Inc., Class A	2,700	18,954
Torrid Holdings, Inc. (x)*	4,600	19,872
TravelCenters of America, Inc.*	1,600	55,152
Urban Outfitters, Inc.*	40,000	746,400
Warby Parker, Inc., Class A (x)*	42,100	474,046
Winmark Corp.	500	97,785
Zumiez, Inc.*	3,000	78,000

		25,579,879

Textiles, Apparel & Luxury Goods (0.6%)
Crocs, Inc.*	31,334	1,525,026
Ermenegildo Zegna Holditalia SpA (x)*	1,300	13,715
Fossil Group, Inc.*	600	3,102
G-III Apparel Group Ltd.*	24,300	491,589
Kontoor Brands, Inc.	25,200	840,924
Movado Group, Inc.	6,200	191,766
Oxford Industries, Inc.	8,800	780,912
PLBY Group, Inc. (x)*	12,600	80,640
Rocky Brands, Inc.	100	3,418
Steven Madden Ltd.	48,610	1,565,728
Unifi, Inc.*	10,500	147,630
Wolverine World Wide, Inc.	45,080	908,813

		6,553,263

Total Consumer Discretionary		115,714,323

Consumer Staples (3.7%)
Beverages (0.5%)
Celsius Holdings, Inc.*	27,400	1,788,124
Coca-Cola Consolidated, Inc.	2,700	1,522,530
Duckhorn Portfolio, Inc. (The)*	12,700	267,462
MGP Ingredients, Inc. (x)	6,400	640,576
National Beverage Corp.	10,900	533,446
Primo Water Corp.	90,700	1,213,566
Vintage Wine Estates, Inc. (x)*	2,900	22,794
Vita Coco Co., Inc. (The)*	2,500	24,475

		6,012,973

See Notes to Financial Statements.

1319

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

Food & Staples Retailing (0.6%)
Andersons, Inc. (The)	16,309	$538,034
Chefs’ Warehouse, Inc. (The)*	15,200	591,128
HF Foods Group, Inc.*	8,900	46,458
Ingles Markets, Inc., Class A	5,600	485,800
Natural Grocers by Vitamin Cottage, Inc.	12,300	196,185
PriceSmart, Inc.	11,552	827,470
Rite Aid Corp. (x)*	29,494	198,790
SpartanNash Co.	16,870	508,968
Sprouts Farmers Market, Inc.*	61,700	1,562,244
United Natural Foods, Inc.*	28,688	1,130,307
Village Super Market, Inc., Class A	5,700	130,017
Weis Markets, Inc.	8,451	629,937

		6,845,338

Food Products (1.4%)
AppHarvest, Inc. (x)*	28,800	100,512
B&G Foods, Inc. (x)	37,900	901,262
Benson Hill, Inc. (x)*	17,900	49,046
Beyond Meat, Inc.*	31,000	742,140
BRC, Inc., Class A (x)*	6,400	52,224
Calavo Growers, Inc.	8,900	371,308
Cal-Maine Foods, Inc.	17,484	863,885
Fresh Del Monte Produce, Inc.	18,604	549,376
Hain Celestial Group, Inc. (The)*	37,900	899,746
Hostess Brands, Inc.*	69,300	1,469,853
J & J Snack Foods Corp.	8,703	1,215,461
John B Sanfilippo & Son, Inc.	3,000	217,470
Lancaster Colony Corp.	10,837	1,395,589
Landec Corp.*	15,600	155,532
Mission Produce, Inc.*	6,100	86,925
Sanderson Farms, Inc.	11,593	2,498,639
Seneca Foods Corp., Class A*	6,600	366,564
Simply Good Foods Co. (The)*	48,000	1,812,960
Sovos Brands, Inc.*	7,600	120,612
SunOpta, Inc.*	49,200	382,776
Tattooed Chef, Inc. (x)*	32,000	201,600
Tootsie Roll Industries, Inc.	7,944	280,820
TreeHouse Foods, Inc.*	27,000	1,129,140
Utz Brands, Inc.	30,600	422,892
Vital Farms, Inc.*	2,900	25,375

		16,311,707

Household Products (0.3%)
Central Garden & Pet Co.*	4,400	186,648
Central Garden & Pet Co., Class A*	23,833	953,558
Energizer Holdings, Inc.	35,300	1,000,755
WD-40 Co. (x)	8,327	1,676,725

		3,817,686

Personal Products (0.7%)
Beauty Health Co. (The)*	44,200	568,412
BellRing Brands, Inc.*	57,715	1,436,526
Edgewell Personal Care Co.	30,300	1,045,956
elf Beauty, Inc.*	18,000	552,240
Herbalife Nutrition Ltd.*	49,900	1,020,455
Honest Co., Inc. (The)*	19,000	55,480
Inter Parfums, Inc.	9,200	672,152
Medifast, Inc.	6,100	1,101,111
Nature’s Sunshine Products, Inc.*	1,900	20,273
Nu Skin Enterprises, Inc., Class A	25,800	1,117,140

USANA Health Sciences, Inc.*	7,100	513,756
Veru, Inc. (x)*	33,700	380,810

		8,484,311

Tobacco (0.2%)
Turning Point Brands, Inc.	8,200	222,466
Universal Corp.	14,253	862,307
Vector Group Ltd.	78,308	822,234

		1,907,007

Total Consumer Staples		43,379,022

Energy (5.5%)
Energy Equipment & Services (1.6%)
Archrock, Inc.	71,400	590,478
Borr Drilling Ltd. (x)*	67,800	312,558
Bristow Group, Inc.*	8,566	200,444
Cactus, Inc., Class A	26,800	1,079,236
ChampionX Corp.	107,900	2,141,815
Diamond Offshore Drilling, Inc. (x)*	50,400	296,856
DMC Global, Inc.*	8,000	144,240
Dril-Quip, Inc.*	21,800	562,440
Expro Group Holdings NV*	39,049	449,845
Helix Energy Solutions Group, Inc.*	79,900	247,690
Helmerich & Payne, Inc.	54,700	2,355,382
Liberty Energy, Inc., Class A*	72,000	918,720
Nabors Industries Ltd.*	3,600	482,040
National Energy Services Reunited Corp.*	7,700	52,206
Newpark Resources, Inc.*	47,402	146,472
NexTier Oilfield Solutions, Inc.*	91,536	870,507
Noble Corp. (x)*	19,000	481,650
Oceaneering International, Inc.*	55,500	592,740
Oil States International, Inc.*	41,400	224,388
Patterson-UTI Energy, Inc.	106,300	1,675,288
ProPetro Holding Corp.*	45,500	455,000
RPC, Inc.*	37,300	257,743
Select Energy Services, Inc., Class A*	37,900	258,478
Solaris Oilfield Infrastructure, Inc., Class A	13,900	151,232
TETRA Technologies, Inc.*	16,700	67,802
Tidewater, Inc.*	21,450	452,381
US Silica Holdings, Inc.*	39,800	454,516
Valaris Ltd.*	30,700	1,296,768
Weatherford International plc*	35,600	753,652

		17,972,567

Oil, Gas & Consumable Fuels (3.9%)
Aemetis, Inc. (x)*	11,400	55,974
Alto Ingredients, Inc.*	28,900	107,219
Arch Resources, Inc. (x)	8,700	1,244,883
Archaea Energy, Inc.*	30,000	465,900
Berry Corp.	38,200	291,084
Brigham Minerals, Inc., Class A	22,300	549,249
California Resources Corp.	43,700	1,682,450
Callon Petroleum Co.*	24,400	956,480
Centennial Resource Development, Inc., Class A*	94,000	562,120
Civitas Resources, Inc.	37,206	1,945,502
Clean Energy Fuels Corp.*	90,259	404,360
CNX Resources Corp.*	110,600	1,820,476
Comstock Resources, Inc.*	68,600	828,688

See Notes to Financial Statements.

1320

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

CONSOL Energy, Inc.*	16,700	$824,646
Crescent Energy Co., Class A (x)	9,340	116,563
CVR Energy, Inc.	20,900	700,150
Delek US Holdings, Inc.*	33,827	874,090
Denbury, Inc.*	26,200	1,571,738
DHT Holdings, Inc.	61,900	379,447
Dorian LPG Ltd.	21,738	330,418
Earthstone Energy, Inc., Class A (x)*	21,300	290,745
Energy Fuels, Inc. (x)*	75,100	368,741
Equitrans Midstream Corp.	212,500	1,351,500
Excelerate Energy, Inc., Class A (x)*	9,300	185,256
FLEX LNG Ltd. (x)	14,400	394,416
Frontline Ltd.*	68,400	606,024
Gevo, Inc. (x)*	101,300	238,055
Golar LNG Ltd.*	55,400	1,260,350
Green Plains, Inc.*	26,600	722,722
Gulfport Energy Corp.*	6,000	477,060
HighPeak Energy, Inc. (x)	6,500	166,530
International Seaways, Inc.	24,804	525,845
Jura Energy Corp.*	690	27
Kinetik Holdings, Inc. (x)	7,000	238,980
Kosmos Energy Ltd.*	234,000	1,448,460
Laredo Petroleum, Inc.*	6,600	455,004
Magnolia Oil & Gas Corp., Class A	88,200	1,851,318
Matador Resources Co.	58,900	2,744,151
Murphy Oil Corp.	76,100	2,297,459
NextDecade Corp. (x)*	11,600	51,504
Nordic American Tankers Ltd. (x)	79,401	169,124
Northern Oil and Gas, Inc.	31,500	795,690
Oasis Petroleum, Inc.	10,500	1,277,325
Par Pacific Holdings, Inc.*	23,900	372,601
PBF Energy, Inc., Class A*	56,000	1,625,120
Peabody Energy Corp.*	59,400	1,267,002
Ranger Oil Corp.*	10,800	354,996
REX American Resources Corp.*	3,300	279,840
Riley Exploration Permian, Inc.	500	12,090
SandRidge Energy, Inc. (x)*	13,000	203,710
Scorpio Tankers, Inc.	25,930	894,844
SFL Corp. Ltd.	51,605	489,731
SilverBow Resources, Inc. (x)*	4,200	119,112
SM Energy Co.	61,700	2,109,523
Talos Energy, Inc.*	33,300	515,151
Teekay Tankers Ltd., Class A*	3,800	66,994
Tellurian, Inc. (x)*	257,200	766,456
Uranium Energy Corp. (x)*	118,400	364,672
Vertex Energy, Inc. (x)*	29,500	310,340
W&T Offshore, Inc.*	78,444	338,878
Whiting Petroleum Corp.	20,487	1,393,731
World Fuel Services Corp.	37,600	769,296

		45,881,810

Total Energy		63,854,377

Financials (16.8%)
Banks (9.3%)
1st Source Corp.	5,872	266,589
ACNB Corp.	600	17,814
Allegiance Bancshares, Inc.	12,200	460,672
Amalgamated Financial Corp.	7,600	150,328
Amerant Bancorp, Inc.	13,500	379,620
American National Bankshares, Inc.	4,500	155,745
Ameris Bancorp	37,094	1,490,437

Arrow Financial Corp.	7,092	225,597
Associated Banc-Corp.	78,600	1,435,236
Atlantic Union Bankshares Corp.	40,774	1,383,054
Banc of California, Inc.	20,600	362,972
BancFirst Corp.	9,900	947,529
Bancorp, Inc. (The)*	29,900	583,648
Bank First Corp. (x)	1,500	113,715
Bank of Marin Bancorp	4,600	146,188
Bank of NT Butterfield & Son Ltd. (The)	31,000	966,890
BankUnited, Inc.	43,400	1,543,738
Banner Corp.	23,200	1,304,072
Bar Harbor Bankshares	7,446	192,554
BayCom Corp.	1,100	22,748
BCB Bancorp, Inc. (x)	900	15,327
Berkshire Hills Bancorp, Inc.	25,770	638,323
Blue Ridge Bankshares, Inc. (x)	500	7,660
Brookline Bancorp, Inc.	40,177	534,756
Business First Bancshares, Inc.	1,300	27,703
Byline Bancorp, Inc.	8,200	195,160
Cadence Bank	91,780	2,154,994
Cambridge Bancorp	1,300	107,510
Camden National Corp.	6,350	279,717
Capital Bancorp, Inc.	300	6,510
Capital City Bank Group, Inc.	6,600	184,074
Capstar Financial Holdings, Inc.	1,100	21,582
Carter Bankshares, Inc.*	3,300	43,560
Cathay General Bancorp	42,247	1,653,970
CBTX, Inc.	6,900	183,471
Central Pacific Financial Corp.	8,900	190,905
Citizens & Northern Corp.	5,702	137,817
City Holding Co.	8,550	682,974
Civista Bancshares, Inc.	600	12,756
CNB Financial Corp.	6,500	157,235
Coastal Financial Corp.*	900	34,308
Columbia Banking System, Inc.	41,255	1,181,956
Community Bank System, Inc.	28,302	1,790,951
Community Trust Bancorp, Inc.	6,025	243,651
ConnectOne Bancorp, Inc.	15,300	374,085
CrossFirst Bankshares, Inc.*	12,600	166,320
Customers Bancorp, Inc.*	13,600	461,040
CVB Financial Corp.	76,087	1,887,718
Dime Community Bancshares, Inc.	17,832	528,719
Eagle Bancorp, Inc.	15,450	732,484
Eastern Bankshares, Inc.	93,258	1,721,543
Enterprise Bancorp, Inc.	4,900	157,731
Enterprise Financial Services Corp.	17,927	743,970
Equity Bancshares, Inc., Class A	6,100	177,876
Farmers & Merchants Bancorp, Inc. (x)	800	26,552
Farmers National Banc Corp.	12,200	183,000
FB Financial Corp.	19,016	745,808
Financial Institutions, Inc.	5,800	150,916
First Bancorp (Nasdaq Stock Exchange)	16,410	572,709
First Bancorp (Quotrix Stock Exchange)	98,900	1,276,799
First Bancorp, Inc. (The)	5,019	151,222
First Bancshares, Inc. (The)	5,900	168,740
First Busey Corp.	29,559	675,423
First Commonwealth Financial Corp.	51,413	689,962

See Notes to Financial Statements.

1321

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

First Community Bankshares, Inc.	6,800	$199,988
First Financial Bancorp	54,043	1,048,434
First Financial Bankshares, Inc.	73,748	2,896,084
First Financial Corp.	3,900	173,550
First Foundation, Inc.	25,400	520,192
First Internet Bancorp	4,100	150,962
First Interstate BancSystem, Inc., Class A	55,466	2,113,809
First Merchants Corp.	28,377	1,010,789
First Mid Bancshares, Inc.	9,400	335,298
First of Long Island Corp. (The)	9,075	159,085
Five Star Bancorp	700	18,494
Flushing Financial Corp.	10,242	217,745
Fulton Financial Corp.	100,400	1,450,780
German American Bancorp, Inc.	11,850	405,033
Glacier Bancorp, Inc.	57,638	2,733,194
Great Southern Bancorp, Inc.	4,230	247,709
Guaranty Bancshares, Inc.	1,790	64,887
Hancock Whitney Corp.	49,287	2,184,893
Hanmi Financial Corp.	9,400	210,936
HarborOne Bancorp, Inc.	14,124	194,770
HBT Financial, Inc.	2,000	35,740
Heartland Financial USA, Inc.	20,200	839,108
Heritage Commerce Corp.	11,200	119,728
Heritage Financial Corp.	26,162	658,236
Hilltop Holdings, Inc.	42,200	1,125,052
Home BancShares, Inc.	95,901	1,991,864
HomeStreet, Inc.	10,200	353,634
HomeTrust Bancshares, Inc.	7,000	175,000
Hope Bancorp, Inc.	74,114	1,025,738
Horizon Bancorp, Inc.	13,950	243,009
Independent Bank Corp.	8,000	154,240
Independent Bank Corp./MA	25,437	2,020,461
Independent Bank Group, Inc.	18,155	1,232,906
International Bancshares Corp.	31,590	1,266,127
John Marshall Bancorp, Inc.	1,500	33,810
Lakeland Bancorp, Inc.	31,035	453,732
Lakeland Financial Corp.	13,900	923,238
Live Oak Bancshares, Inc.	17,600	596,464
Macatawa Bank Corp.	13,900	122,876
Mercantile Bank Corp.	5,500	175,725
Meta Financial Group, Inc.	20,900	808,203
Metrocity Bankshares, Inc.	4,700	95,457
Metropolitan Bank Holding Corp.*	5,100	354,042
Mid Penn Bancorp, Inc.	700	18,879
Midland States Bancorp, Inc.	7,100	170,684
MidWestOne Financial Group, Inc.	5,400	160,488
MVB Financial Corp.	800	24,888
National Bank Holdings Corp., Class A	23,100	884,037
NBT Bancorp, Inc.	24,682	927,796
Nicolet Bankshares, Inc.*	6,200	448,508
Northeast Bank(x)	600	21,918
Northwest Bancshares, Inc.	65,110	833,408
OceanFirst Financial Corp.	33,679	644,279
OFG Bancorp	24,000	609,600
Old National Bancorp	149,472	2,210,691
Old Second Bancorp, Inc.	14,700	196,686
Origin Bancorp, Inc.	9,000	349,200
Orrstown Financial Services, Inc.	200	4,834
Pacific Premier Bancorp, Inc.	43,633	1,275,829
Park National Corp.	7,748	939,445

PCB Bancorp	1,100	20,548
Peapack-Gladstone Financial Corp.	6,100	181,170
Peoples Bancorp, Inc.	9,128	242,805
Peoples Financial Services Corp.	3,100	173,104
Preferred Bank	6,900	469,338
Premier Financial Corp.	19,333	490,092
Primis Financial Corp.	7,800	106,314
Professional Holding Corp., Class A*	800	16,040
QCR Holdings, Inc.	5,600	302,344
RBB Bancorp	4,500	93,015
Red River Bancshares, Inc.	900	48,672
Renasant Corp.	32,481	935,778
Republic Bancorp, Inc., Class A	4,000	193,000
Republic First Bancorp, Inc.*	19,900	75,819
S&T Bancorp, Inc.	21,157	580,336
Sandy Spring Bancorp, Inc.	26,748	1,045,044
Seacoast Banking Corp. of Florida	32,300	1,067,192
ServisFirst Bancshares, Inc.	25,400	2,004,568
Shore Bancshares, Inc.	1,000	18,500
Sierra Bancorp	6,566	142,679
Silvergate Capital Corp., Class A*	14,200	760,126
Simmons First National Corp., Class A	63,529	1,350,627
SmartFinancial, Inc.	700	16,912
South Plains Financial, Inc.	1,600	38,624
Southern First Bancshares, Inc.*	3,200	139,488
Southside Bancshares, Inc.	16,189	605,792
SouthState Corp.	37,766	2,913,647
Stock Yards Bancorp, Inc.	12,250	732,795
Summit Financial Group, Inc.	5,100	141,678
Texas Capital Bancshares, Inc.*	29,400	1,547,616
Third Coast Bancshares, Inc. (x)*	1,000	21,900
Tompkins Financial Corp.	8,400	605,640
Towne Bank	43,921	1,192,455
TriCo Bancshares	22,112	1,009,192
Triumph Bancorp, Inc.*	12,300	769,488
Trustmark Corp.	38,880	1,134,907
UMB Financial Corp.	25,618	2,205,710
United Bankshares, Inc.	66,864	2,344,920
United Community Banks, Inc.	51,400	1,551,766
Univest Financial Corp.	11,225	285,564
Valley National Bancorp	217,186	2,260,906
Veritex Holdings, Inc.	29,970	876,922
Washington Federal, Inc.	32,700	981,654
Washington Trust Bancorp, Inc.	8,100	391,797
WesBanco, Inc.	31,167	988,306
West BanCorp, Inc.	7,900	192,286
Westamerica Bancorp	14,274	794,491

		109,152,392

Capital Markets (1.5%)
Artisan Partners Asset Management, Inc., Class A	28,900	1,027,973
AssetMark Financial Holdings, Inc.*	6,800	127,636
Associated Capital Group, Inc., Class A	4,200	150,486
B Riley Financial, Inc.	10,374	438,302
BGC Partners, Inc., Class A	176,900	596,153
Blucora, Inc.*	17,800	328,588
Brightsphere Investment Group, Inc.	16,700	300,767
Cohen & Steers, Inc.	11,909	757,293
Cowen, Inc., Class A	13,150	311,524

See Notes to Financial Statements.

1322

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

Diamond Hill Investment Group, Inc.	1,013	$175,897
Donnelley Financial Solutions, Inc.*	15,900	465,711
Federated Hermes, Inc.	54,400	1,729,376
Focus Financial Partners, Inc., Class A*	30,224	1,029,429
GAMCO Investors, Inc., Class A	6,700	140,030
GCM Grosvenor, Inc., Class A	3,000	20,550
Hamilton Lane, Inc., Class A	17,000	1,142,060
Houlihan Lokey, Inc.	29,000	2,288,970
MarketWise, Inc. (x)*	1,900	6,840
Moelis & Co., Class A	29,200	1,149,020
Open Lending Corp., Class A*	54,100	553,443
Oppenheimer Holdings, Inc., Class A	2,900	95,816
Perella Weinberg Partners (x)	5,900	34,397
Piper Sandler Cos.	8,400	952,224
PJT Partners, Inc., Class A	12,900	906,612
Pzena Investment Management, Inc., Class A	15,811	104,194
Sculptor Capital Management, Inc. (x)	15,800	131,930
StepStone Group, Inc., Class A	26,600	692,398
StoneX Group, Inc.*	8,700	679,209
Value Line, Inc. (x)	400	26,420
Victory Capital Holdings, Inc., Class A	2,800	67,480
Virtus Investment Partners, Inc.	4,078	697,420
WisdomTree Investments, Inc.	44,600	226,122

		17,354,270

Consumer Finance (0.8%)
Atlanticus Holdings Corp.*	2,800	98,476
Curo Group Holdings Corp.	20,700	114,471
Encore Capital Group, Inc.*	15,700	906,989
Enova International, Inc.*	16,213	467,259
EZCORP, Inc., Class A*	18,296	137,403
FirstCash Holdings, Inc.	23,735	1,649,820
Green Dot Corp., Class A*	32,600	818,586
LendingClub Corp.*	49,700	580,993
LendingTree, Inc.*	6,100	267,302
Moneylion, Inc.*	15,600	20,592
Navient Corp.	58,600	819,814
Nelnet, Inc., Class A	11,669	994,782
NerdWallet, Inc., Class A*	4,000	31,720
Oportun Financial Corp.*	4,000	33,080
OppFi, Inc. (x)*	2,000	6,580
PRA Group, Inc.*	29,048	1,056,185
PROG Holdings, Inc.*	37,400	617,100
Regional Management Corp.	4,400	164,428
Sunlight Financial Holdings, Inc.*	8,900	26,255
World Acceptance Corp. (x)*	2,481	278,468

		9,090,303

Diversified Financial Services (0.3%)
Alerus Financial Corp.	1,800	42,858
A-Mark Precious Metals, Inc.	7,400	238,650
Banco Latinoamericano de Comercio Exterior SA, Class E	12,581	166,950
Cannae Holdings, Inc.*	49,100	949,594
Compass Diversified Holdings	30,500	653,310
Jackson Financial, Inc., Class A	38,100	1,019,175

		3,070,537

Insurance (2.1%)
Ambac Financial Group, Inc.*	19,600	222,460
American Equity Investment Life Holding Co.	39,293	1,436,945

AMERISAFE, Inc.	11,000	572,110
Argo Group International Holdings Ltd.	19,085	703,473
Bright Health Group, Inc. (x)*	88,000	160,160
BRP Group, Inc., Class A*	29,500	712,425
CNO Financial Group, Inc.	60,901	1,101,699
Crawford & Co., Class A	300	2,340
Donegal Group, Inc., Class A	9,144	155,905
eHealth, Inc.*	7,800	72,774
Employers Holdings, Inc.	19,801	829,464
Enstar Group Ltd.*	6,588	1,409,700
Genworth Financial, Inc., Class A*	286,600	1,011,698
Goosehead Insurance, Inc., Class A (x)	9,200	420,164
Greenlight Capital Re Ltd., Class A*	13,593	105,074
HCI Group, Inc. (x)	3,500	237,160
Hippo Holdings, Inc. (x)*	23,800	20,911
Horace Mann Educators Corp.	23,137	887,998
Investors Title Co.	700	109,823
James River Group Holdings Ltd.	16,900	418,782
Kinsale Capital Group, Inc.	10,500	2,411,220
Lemonade, Inc. (x)*	20,300	370,678
MBIA, Inc.*	33,200	410,020
Mercury General Corp.	13,500	598,050
National Western Life Group, Inc., Class A	800	162,160
NI Holdings, Inc.*	1,600	26,288
Oscar Health, Inc., Class A*	21,400	90,950
Palomar Holdings, Inc.*	10,600	682,640
ProAssurance Corp.	29,900	706,537
RLI Corp.	21,996	2,564,514
Root, Inc., Class A (x)*	21,400	25,466
Safety Insurance Group, Inc.	8,375	813,212
Selective Insurance Group, Inc.	32,832	2,854,414
Selectquote, Inc.*	68,077	168,831
SiriusPoint Ltd.*	33,400	181,028
Stewart Information Services Corp.	12,727	633,168
Tiptree, Inc.	11,400	121,068
Trean Insurance Group, Inc.*	1,700	10,591
Trupanion, Inc. (x)*	19,900	1,199,174
United Fire Group, Inc.	8,264	282,877
Universal Insurance Holdings, Inc.	12,100	157,663

		25,061,614

Mortgage Real Estate Investment Trusts (REITs) (1.3%)
AFC Gamma, Inc. (REIT)	1,700	26,061
Angel Oak Mortgage, Inc. (REIT)	600	7,776
Apollo Commercial Real Estate Finance, Inc. (REIT)	86,507	903,133
Arbor Realty Trust, Inc. (REIT)	73,100	958,341
Ares Commercial Real Estate Corp. (REIT)	14,800	181,004
ARMOUR Residential REIT, Inc. (REIT) (x)	38,400	270,336
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	79,900	2,210,833
BrightSpire Capital, Inc. (REIT)	31,100	234,805
Broadmark Realty Capital, Inc. (REIT)	74,700	501,237
Chicago Atlantic Real Estate Finance, Inc. (REIT)	600	9,036
Chimera Investment Corp. (REIT) (x)	111,400	982,548
Claros Mortgage Trust, Inc. (REIT) (x)	46,400	777,200

See Notes to Financial Statements.

1323

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

Dynex Capital, Inc. (REIT)	13,500	$214,920
Ellington Financial, Inc. (REIT) (x)	27,300	400,491
Franklin BSP Realty Trust, Inc. (REIT) (x)	42,443	572,132
Granite Point Mortgage Trust, Inc. (REIT)	19,300	184,701
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT) (x)	40,900	1,548,474
Invesco Mortgage Capital, Inc. (REIT) (x)	31,679	465,048
KKR Real Estate Finance Trust, Inc. (REIT)	26,100	455,445
Ladder Capital Corp. (REIT)	65,148	686,660
MFA Financial, Inc. (REIT)	65,875	708,156
New York Mortgage Trust, Inc. (REIT)	217,000	598,920
Nexpoint Real Estate Finance, Inc. (REIT)	1,400	28,378
Orchid Island Capital, Inc. (REIT) (x)	61,200	174,420
PennyMac Mortgage Investment Trust (REIT) (x)	50,745	701,803
Ready Capital Corp. (REIT)	27,156	323,699
Redwood Trust, Inc. (REIT) (x)	54,691	421,668
TPG RE Finance Trust, Inc. (REIT)	23,800	214,438
Two Harbors Investment Corp. (REIT)	159,000	791,820

		15,553,483

Thrifts & Mortgage Finance (1.5%)
Axos Financial, Inc.*	34,600	1,240,410
Blue Foundry Bancorp (x)*	700	8,393
Bridgewater Bancshares, Inc.*	5,200	83,928
Capitol Federal Financial, Inc.	78,900	724,302
Columbia Financial, Inc.*	19,400	423,114
Enact Holdings, Inc. (x)	9,000	193,320
Essent Group Ltd.	53,100	2,065,590
Federal Agricultural Mortgage Corp., Class C	3,700	361,305
Flagstar Bancorp, Inc.	29,400	1,042,230
Greene County Bancorp, Inc. (x)	300	13,587
Hingham Institution For Savings (The)	700	198,639
Home Bancorp, Inc.	4,000	136,520
Home Point Capital, Inc. (x)	1,000	3,920
Kearny Financial Corp.	60,911	676,721
Luther Burbank Corp.	11,400	148,770
Merchants Bancorp	6,350	143,955
Mr Cooper Group, Inc.*	36,588	1,344,243
NMI Holdings, Inc., Class A*	46,600	775,890
Northfield Bancorp, Inc.	14,683	191,319
PCSB Financial Corp.	2,100	40,089
PennyMac Financial Services, Inc.	18,300	799,893
Provident Bancorp, Inc.	500	7,850
Provident Financial Services, Inc.	40,315	897,412
Radian Group, Inc.	103,400	2,031,810
Southern Missouri Bancorp, Inc.	4,100	185,566
Sterling Bancorp, Inc.*	1,300	7,410
TrustCo Bank Corp.	6,690	206,320
Velocity Financial, Inc.*	200	2,198
Walker & Dunlop, Inc.	15,945	1,536,141
Waterstone Financial, Inc.	11,200	190,960
WSFS Financial Corp.	35,045	1,404,954

		17,086,759

Total Financials		196,369,358

Health Care (16.6%)
Biotechnology (7.0%)
2seventy bio, Inc. (x)*	19,033	251,236
4D Molecular Therapeutics, Inc.*	7,100	49,558
Aadi Bioscience, Inc. (x)*	1,400	17,248
ACADIA Pharmaceuticals, Inc.*	62,200	876,398
Adagio Therapeutics, Inc. (x)*	22,100	72,488
Adicet Bio, Inc. (x)*	12,900	188,340
ADMA Biologics, Inc. (x)*	25,200	49,896
Aerovate Therapeutics, Inc. (x)*	700	10,941
Affimed NV*	72,300	200,271
Agenus, Inc. (x)*	118,700	230,278
Agios Pharmaceuticals, Inc.*	32,000	709,440
Akero Therapeutics, Inc.*	16,700	157,815
Albireo Pharma, Inc.*	12,400	246,264
Alector, Inc.*	26,800	272,288
Alkermes plc*	83,300	2,481,507
Allogene Therapeutics, Inc. (x)*	28,051	319,781
Allovir, Inc. (x)*	13,400	52,260
Alpine Immune Sciences, Inc.*	3,000	25,530
ALX Oncology Holdings, Inc. (x)*	16,700	135,103
Amicus Therapeutics, Inc.*	145,700	1,564,818
AnaptysBio, Inc.*	14,000	284,200
Anavex Life Sciences Corp. (x)*	32,200	322,322
Anika Therapeutics, Inc.*	11,100	247,752
Apellis Pharmaceuticals, Inc.*	45,800	2,071,076
Arbutus Biopharma Corp. (x)*	24,200	65,582
Arcellx, Inc.*	5,600	101,248
Arcturus Therapeutics Holdings, Inc. (x)*	12,200	192,028
Arcus Biosciences, Inc.*	25,900	656,306
Arcutis Biotherapeutics, Inc.*	11,000	234,410
Arrowhead Pharmaceuticals, Inc.*	57,500	2,024,575
Atara Biotherapeutics, Inc.*	33,500	260,965
Aura Biosciences, Inc.*	1,400	19,838
Aurinia Pharmaceuticals, Inc. (x)*	67,600	679,380
Avid Bioservices, Inc.*	26,500	404,390
Avidity Biosciences, Inc.*	24,600	357,438
Beam Therapeutics, Inc. (x)*	32,000	1,238,720
BioCryst Pharmaceuticals, Inc.*	95,400	1,009,332
Biohaven Pharmaceutical Holding Co. Ltd.*	31,400	4,575,294
Bioxcel Therapeutics, Inc. (x)*	16,300	215,160
Bluebird Bio, Inc.*	111,800	462,852
Blueprint Medicines Corp.*	30,500	1,540,555
Bridgebio Pharma, Inc. (x)*	56,351	511,667
C4 Therapeutics, Inc. (x)*	26,600	200,564
CareDx, Inc.*	26,900	577,812
Caribou Biosciences, Inc.*	16,200	87,966
Catalyst Pharmaceuticals, Inc.*	74,800	524,348
Celldex Therapeutics, Inc.*	20,300	547,288
Celularity, Inc., Class A (x)*	8,300	28,220
Century Therapeutics, Inc. (x)*	2,000	16,800
Cerevel Therapeutics Holdings, Inc. (x)*	27,400	724,456
ChemoCentryx, Inc.*	29,300	726,054
Chimerix, Inc.*	79,800	165,984
Chinook Therapeutics, Inc.*	17,160	300,128
Cogent Biosciences, Inc. (x)*	39,700	358,094
Coherus Biosciences, Inc.*	41,500	300,460
Crinetics Pharmaceuticals, Inc.*	26,500	494,225
CTI BioPharma Corp. (x)*	54,700	326,559

See Notes to Financial Statements.

1324

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

Cullinan Oncology, Inc. (x)*	14,800	$189,736
Cytokinetics, Inc.*	40,200	1,579,458
Day One Biopharmaceuticals, Inc. (x)*	22,000	393,800
Deciphera Pharmaceuticals, Inc.*	21,700	285,355
Denali Therapeutics, Inc.*	47,200	1,389,096
Design Therapeutics, Inc. (x)*	8,100	113,400
Dynavax Technologies Corp. (x)*	53,050	667,900
Dyne Therapeutics, Inc. (x)*	6,400	43,968
Eagle Pharmaceuticals, Inc.*	6,200	275,466
Editas Medicine, Inc. (x)*	32,200	380,926
Eiger BioPharmaceuticals, Inc.*	13,100	82,530
Emergent BioSolutions, Inc.*	24,900	772,896
Enanta Pharmaceuticals, Inc.*	8,900	420,703
Enochian Biosciences, Inc. (x)*	6,200	11,966
EQRx, Inc. (x)*	29,000	136,010
Erasca, Inc. (x)*	18,500	103,045
Fate Therapeutics, Inc. (x)*	40,500	1,003,590
FibroGen, Inc.*	48,500	512,160
Foghorn Therapeutics, Inc. (x)*	2,900	39,440
Forma Therapeutics Holdings, Inc.*	25,800	177,762
Gelesis Holdings, Inc. (x)*	1,800	2,790
Generation Bio Co. (x)*	25,987	170,475
Geron Corp. (x)*	340,211	527,327
Global Blood Therapeutics, Inc.*	31,100	993,645
Gossamer Bio, Inc.*	29,300	245,241
GreenLight Biosciences Holdings PBC (x)*	3,400	7,514
Halozyme Therapeutics, Inc.*	71,935	3,165,140
Heron Therapeutics, Inc. (x)*	85,400	238,266
HilleVax, Inc. (x)*	2,300	25,139
Humacyte, Inc. (x)*	5,100	16,371
Icosavax, Inc. (x)*	3,500	20,055
Ideaya Biosciences, Inc. (x)*	13,100	180,780
IGM Biosciences, Inc. (x)*	8,100	146,043
Imago Biosciences, Inc. (x)*	3,000	40,170
ImmunityBio, Inc. (x)*	62,000	230,640
ImmunoGen, Inc.*	126,168	567,756
Immunovant, Inc.*	46,700	182,130
Inhibrx, Inc. (x)*	19,600	222,460
Inovio Pharmaceuticals, Inc. (x)*	137,700	238,221
Insmed, Inc.*	58,700	1,157,564
Instil Bio, Inc.*	25,100	115,962
Intellia Therapeutics, Inc.*	35,000	1,811,600
Intercept Pharmaceuticals, Inc. (x)*	16,500	227,865
Iovance Biotherapeutics, Inc.*	76,000	839,040
Ironwood Pharmaceuticals, Inc.*	68,900	794,417
iTeos Therapeutics, Inc.*	11,400	234,840
IVERIC bio, Inc.*	53,000	509,860
Janux Therapeutics, Inc.*	1,500	18,315
Jounce Therapeutics, Inc.*	35,800	108,474
KalVista Pharmaceuticals, Inc. (x)*	12,200	120,048
Karuna Therapeutics, Inc.*	13,300	1,682,583
Karyopharm Therapeutics, Inc. (x)*	42,400	191,224
Keros Therapeutics, Inc.*	7,200	198,936
Kezar Life Sciences, Inc.*	37,900	313,433
Kiniksa Pharmaceuticals Ltd., Class A*	23,300	225,777
Kinnate Biopharma, Inc. (x)*	4,100	51,701
Kodiak Sciences, Inc.*	29,600	226,144
Kronos Bio, Inc.*	27,000	98,280
Krystal Biotech, Inc.*	13,500	886,410
Kura Oncology, Inc.*	30,800	564,564
Kymera Therapeutics, Inc.*	15,000	295,350

Lexicon Pharmaceuticals, Inc. (x)*	56,611	105,296
Ligand Pharmaceuticals, Inc.*	9,726	867,754
Lyell Immunopharma, Inc. (x)*	75,309	491,015
MacroGenics, Inc.*	55,500	163,725
Madrigal Pharmaceuticals, Inc.*	6,600	472,428
MannKind Corp. (x)*	120,800	460,248
MeiraGTx Holdings plc*	16,200	122,634
Mersana Therapeutics, Inc.*	44,400	205,128
MiMedx Group, Inc.*	57,600	199,872
Mirum Pharmaceuticals, Inc. (x)*	10,400	202,384
Monte Rosa Therapeutics, Inc. (x)*	4,600	44,482
Morphic Holding, Inc.*	10,700	232,190
Myriad Genetics, Inc.*	39,400	715,898
Nkarta, Inc.*	41,500	511,280
Nurix Therapeutics, Inc.*	16,300	206,521
Nuvalent, Inc., Class A (x)*	3,300	44,748
Ocugen, Inc. (x)*	95,900	217,693
Organogenesis Holdings, Inc.*	33,700	164,456
Outlook Therapeutics, Inc. (x)*	28,300	28,866
Pardes Biosciences, Inc.*	2,000	6,140
PDL BioPharma, Inc. (r)(x)*	111,727	62,582
PepGen, Inc.*	1,400	13,902
PMV Pharmaceuticals, Inc. (x)*	17,300	246,525
Point Biopharma Global, Inc.*	6,600	44,946
Praxis Precision Medicines, Inc.*	48,800	119,560
Precigen, Inc.*	68,200	91,388
Prometheus Biosciences, Inc. (x)*	15,200	429,096
Protagonist Therapeutics, Inc.*	21,400	169,274
Prothena Corp. plc*	17,700	480,555
PTC Therapeutics, Inc.*	39,200	1,570,352
Radius Health, Inc.*	25,600	265,472
Rallybio Corp. (x)*	2,200	16,610
RAPT Therapeutics, Inc.*	19,100	348,575
Recursion Pharmaceuticals, Inc., Class A (x)*	58,581	476,849
REGENXBIO, Inc.*	22,900	565,630
Relay Therapeutics, Inc.*	35,500	594,625
Replimune Group, Inc.*	15,300	267,444
REVOLUTION Medicines, Inc.*	30,800	600,292
Rigel Pharmaceuticals, Inc. (x)*	238,440	269,437
Rocket Pharmaceuticals, Inc.*	18,900	260,064
Sage Therapeutics, Inc.*	26,300	849,490
Sana Biotechnology, Inc. (x)*	43,800	281,634
Sangamo Therapeutics, Inc.*	56,900	235,566
Seres Therapeutics, Inc.*	63,400	217,462
Sierra Oncology, Inc.*	7,500	412,425
Sorrento Therapeutics, Inc. (x)*	135,400	272,154
SpringWorks Therapeutics, Inc. (x)*	15,200	374,224
Stoke Therapeutics, Inc.*	12,900	170,409
Sutro Biopharma, Inc.*	22,000	114,620
Syndax Pharmaceuticals, Inc.*	17,400	334,776
Talaris Therapeutics, Inc.*	2,600	11,726
Tango Therapeutics, Inc. (x)*	3,200	14,496
Tenaya Therapeutics, Inc. (x)*	1,900	10,697
TG Therapeutics, Inc.*	62,900	267,325
Travere Therapeutics, Inc.*	27,600	668,748
Turning Point Therapeutics, Inc.*	23,783	1,789,671
Twist Bioscience Corp.*	25,712	898,892
Tyra Biosciences, Inc. (x)*	600	4,290
Vanda Pharmaceuticals, Inc.*	34,800	379,320
Vaxart, Inc. (x)*	73,100	255,850
Vaxcyte, Inc.*	21,600	470,016

See Notes to Financial Statements.

1325

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

VBI Vaccines, Inc. (x)*	137,500	$111,169
Vera Therapeutics, Inc. (x)*	1,100	14,971
Veracyte, Inc.*	32,400	644,760
Vericel Corp.*	22,000	553,960
Verve Therapeutics, Inc. (x)*	18,500	282,680
Vir Biotechnology, Inc.*	36,800	937,296
Viridian Therapeutics, Inc.*	4,000	46,280
VistaGen Therapeutics, Inc. (x)*	31,400	27,632
Xencor, Inc.*	32,400	886,788
Y-mAbs Therapeutics, Inc.*	17,400	263,262
Zentalis Pharmaceuticals, Inc. (x)*	16,154	453,927

		81,849,717

Health Care Equipment & Supplies (3.7%)
Alphatec Holdings, Inc.*	51,000	333,540
AngioDynamics, Inc.*	18,900	365,715
Artivion, Inc.*	18,168	343,012
AtriCure, Inc.*	27,900	1,139,994
Atrion Corp.	900	565,974
Avanos Medical, Inc.*	26,400	721,776
Axogen, Inc.*	26,200	214,578
Axonics, Inc.*	21,600	1,224,072
BioLife Solutions, Inc.*	12,800	176,768
Bioventus, Inc., Class A (x)*	12,362	84,309
Butterfly Network, Inc. (x)*	92,800	284,896
Cardiovascular Systems, Inc.*	18,400	264,224
Cerus Corp.*	94,100	497,789
CONMED Corp.	15,887	1,521,339
CryoPort, Inc.*	19,400	601,012
Cue Health, Inc. (x)*	29,700	95,040
Cutera, Inc.*	8,900	333,750
Embecta Corp.*	28,900	731,748
Figs, Inc., Class A*	64,300	585,773
Glaukos Corp.*	23,122	1,050,201
Haemonetics Corp.*	26,200	1,707,716
Heska Corp.*	5,000	472,550
Inari Medical, Inc.*	24,299	1,652,089
Inogen, Inc.*	9,400	227,292
Integer Holdings Corp.*	17,618	1,244,888
iRadimed Corp.	5,300	179,882
iRhythm Technologies, Inc.*	16,100	1,739,283
Lantheus Holdings, Inc.*	35,000	2,311,050
LeMaitre Vascular, Inc.	9,300	423,615
LivaNova plc*	28,000	1,749,160
Meridian Bioscience, Inc.*	25,777	784,136
Merit Medical Systems, Inc.*	26,107	1,416,827
Mesa Laboratories, Inc.	2,400	489,456
Nano-X Imaging Ltd. (x)*	6,300	71,190
Natus Medical, Inc.*	19,500	639,015
Neogen Corp.*	61,244	1,475,368
Nevro Corp.*	19,500	854,685
NuVasive, Inc.*	28,609	1,406,419
Omnicell, Inc.*	23,355	2,656,631
OraSure Technologies, Inc.*	56,686	153,619
Orthofix Medical, Inc.*	10,000	235,400
OrthoPediatrics Corp.*	5,800	250,270
Outset Medical, Inc.*	23,700	352,182
Owlet, Inc. (x)*	7,000	11,900
Paragon 28, Inc. (x)*	23,200	368,184
PROCEPT BioRobotics Corp.*	12,900	421,701
Pulmonx Corp. (x)*	13,100	192,832
RxSight, Inc. (x)*	1,400	19,712

SeaSpine Holdings Corp.*	17,300	97,745
Senseonics Holdings, Inc. (x)*	215,800	222,274
Shockwave Medical, Inc.*	17,623	3,368,989
SI-BONE, Inc.*	13,400	176,880
Sight Sciences, Inc. (x)*	4,600	41,354
Silk Road Medical, Inc.*	18,400	669,576
STAAR Surgical Co.*	24,800	1,759,064
Surmodics, Inc.*	7,821	291,176
Tactile Systems Technology, Inc.*	18,400	134,320
Tenon Medical, Inc.*	4,500	10,170
TransMedics Group, Inc.*	9,600	301,920
Treace Medical Concepts, Inc.*	11,300	162,042
UFP Technologies, Inc.*	2,900	230,753
Utah Medical Products, Inc.	2,600	223,340
Varex Imaging Corp.*	21,700	464,163
Vicarious Surgical, Inc. (x)*	4,400	12,936
ViewRay, Inc.*	96,300	255,195
Zimvie, Inc.*	3,200	51,232
Zynex, Inc.	25,600	204,288

		43,319,979

Health Care Providers & Services (2.9%)
1Life Healthcare, Inc.*	90,900	712,656
23andMe Holding Co. (x)*	48,600	120,528
Accolade, Inc.*	39,296	290,790
AdaptHealth Corp.*	40,997	739,586
Addus HomeCare Corp.*	7,100	591,288
Agiliti, Inc.*	11,200	229,712
AirSculpt Technologies, Inc. (x)*	2,200	13,046
Alignment Healthcare, Inc.*	40,300	459,823
AMN Healthcare Services, Inc.*	22,500	2,468,475
Apollo Medical Holdings, Inc. (x)*	18,800	725,492
ATI Physical Therapy, Inc. (x)*	6,100	8,601
Aveanna Healthcare Holdings, Inc. (x)*	19,900	44,974
Brookdale Senior Living, Inc.*	105,100	477,154
Cano Health, Inc.*	81,600	357,408
CareMax, Inc. (x)*	7,100	25,773
Castle Biosciences, Inc.*	11,100	243,645
Clover Health Investments Corp. (x)*	192,300	411,522
Community Health Systems, Inc.*	64,500	241,875
CorVel Corp.*	4,600	677,442
Covetrus, Inc.*	64,600	1,340,450
Cross Country Healthcare, Inc.*	28,895	601,883
DocGo, Inc.(x)*	10,800	77,112
Ensign Group, Inc. (The)	29,000	2,130,630
Fulgent Genetics, Inc.*	10,400	567,112
Hanger, Inc.*	20,600	294,992
HealthEquity, Inc.*	43,400	2,664,326
Hims & Hers Health, Inc. (x)*	19,200	86,976
Innovage Holding Corp. (x)*	17,200	75,336
Invitae Corp. (x)*	104,100	254,004
Joint Corp. (The)*	7,800	119,418
LHC Group, Inc.*	15,007	2,337,190
LifeStance Health Group, Inc. (x)*	31,100	172,916
MEDNAX, Inc.*	48,100	1,010,581
ModivCare, Inc.*	6,823	576,544
National HealthCare Corp.	7,300	510,270
National Research Corp.	7,625	291,885
Oncology Institute, Inc. (The) (x)*	1,800	9,108
OPKO Health, Inc.*	232,400	587,972
Option Care Health, Inc.*	76,075	2,114,124

See Notes to Financial Statements.

1326

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

Owens & Minor, Inc.	37,000	$1,163,650
P3 Health Partners, Inc. (x)*	1,900	7,068
Patterson Cos., Inc.	46,100	1,396,830
Pennant Group, Inc. (The) (x)*	14,400	184,464
PetIQ, Inc.*	13,000	218,270
Privia Health Group, Inc. (x)*	21,300	620,256
Progyny, Inc.*	32,800	952,840
R1 RCM, Inc.*	68,300	1,431,568
RadNet, Inc.*	24,900	430,272
Select Medical Holdings Corp.	59,703	1,410,185
Sema4 Holdings Corp.*	26,300	33,138
Surgery Partners, Inc.*	16,500	477,180
US Physical Therapy, Inc.	7,007	765,164

		33,753,504

Health Care Technology (0.8%)
Allscripts Healthcare Solutions, Inc.*	72,600	1,076,658
American Well Corp., Class A*	101,100	436,752
Babylon Holdings Ltd., Class A (x)*	12,100	11,831
Computer Programs and Systems, Inc.*	10,002	319,764
Convey Health Solutions Holdings, Inc. (x)*	8,000	83,200
Evolent Health, Inc., Class A*	37,900	1,163,909
Health Catalyst, Inc.*	23,200	336,168
HealthStream, Inc.*	13,000	282,230
Inspire Medical Systems, Inc.*	15,200	2,776,584
Multiplan Corp. (x)*	165,600	909,144
NextGen Healthcare, Inc.*	30,476	531,502
Nutex Health, Inc. (x)*	27,000	87,075
OptimizeRx Corp.*	8,700	238,293
Phreesia, Inc.*	24,800	620,248
Schrodinger, Inc.*	23,495	620,503
Sharecare, Inc. (x)*	27,300	43,134
Simulations Plus, Inc.	6,900	340,377

		9,877,372

Life Sciences Tools & Services (0.6%)
AbCellera Biologics, Inc.*	104,400	1,111,860
Absci Corp.*	7,100	23,572
Adaptive Biotechnologies Corp.*	56,200	454,658
Akoya Biosciences, Inc. (x)*	3,400	43,690
Alpha Teknova, Inc. (x)*	1,200	10,080
Berkeley Lights, Inc.*	34,600	171,962
Bionano Genomics, Inc. (x)*	146,100	201,618
Codexis, Inc.*	28,500	298,110
Cytek Biosciences, Inc. (x)*	49,535	531,510
Inotiv, Inc.*	5,600	53,760
MaxCyte, Inc. (x)*	11,600	54,868
Medpace Holdings, Inc.*	15,700	2,349,819
NanoString Technologies, Inc.*	21,900	278,130
Nautilus Biotechnology, Inc. (x)*	4,100	11,029
NeoGenomics, Inc.*	58,200	474,330
Pacific Biosciences of California, Inc. (x)*	97,600	431,392
Quanterix Corp.*	12,900	208,851
Quantum-Si, Inc.*	10,500	24,360
Science 37 Holdings, Inc. (x)*	11,500	23,115
Seer, Inc.*	25,500	228,225
Singular Genomics Systems, Inc. (x)*	5,400	20,628
SomaLogic, Inc. (x)*	75,400	340,808

		7,346,375

Pharmaceuticals (1.6%)
Aclaris Therapeutics, Inc.*	19,200	268,032
Aerie Pharmaceuticals, Inc.*	31,500	236,250
Amneal Pharmaceuticals, Inc.*	71,166	226,308
Amphastar Pharmaceuticals, Inc.*	20,500	713,195
Amylyx Pharmaceuticals, Inc.*	17,300	333,198
AN2 Therapeutics, Inc. (x)*	900	6,975
ANI Pharmaceuticals, Inc.*	6,850	203,240
Arvinas, Inc.*	23,000	968,070
Atea Pharmaceuticals, Inc.*	33,500	237,850
Athira Pharma, Inc.*	42,200	128,710
Axsome Therapeutics, Inc. (x)*	18,800	720,040
Cara Therapeutics, Inc.*	25,500	232,815
Cassava Sciences, Inc. (x)*	17,700	497,724
CinCor Pharma, Inc. (x)*	3,700	69,708
Collegium Pharmaceutical, Inc.*	21,600	382,752
Corcept Therapeutics, Inc.*	44,400	1,055,832
DICE Therapeutics, Inc. (x)*	13,100	203,312
Edgewise Therapeutics, Inc. (x)*	5,500	43,780
Endo International plc (x)*	403,400	187,863
Esperion Therapeutics, Inc. (x)*	21,300	135,468
Evolus, Inc.*	33,100	383,960
EyePoint Pharmaceuticals, Inc. (x)*	2,400	18,888
Fulcrum Therapeutics, Inc. (x)*	20,700	101,430
Harmony Biosciences Holdings, Inc.*	11,500	560,855
Innoviva, Inc.*	22,000	324,720
Intra-Cellular Therapies, Inc.*	46,200	2,637,096
Liquidia Corp.*	11,400	49,704
Nektar Therapeutics (x)*	91,500	347,700
NGM Biopharmaceuticals, Inc.*	18,400	235,888
Nuvation Bio, Inc. (x)*	80,880	262,051
Ocular Therapeutix, Inc.*	50,500	203,010
Pacira BioSciences, Inc.*	22,400	1,305,920
Phathom Pharmaceuticals, Inc. (x)*	11,200	94,528
Phibro Animal Health Corp., Class A	10,550	201,821
Prestige Consumer Healthcare, Inc.*	30,000	1,764,000
Provention Bio, Inc. (x)*	46,400	185,600
Reata Pharmaceuticals, Inc., Class A*	14,300	434,577
Relmada Therapeutics, Inc.*	9,200	174,708
Revance Therapeutics, Inc.*	35,600	491,992
SIGA Technologies, Inc. (x)	33,500	387,930
Supernus Pharmaceuticals, Inc.*	26,600	769,272
Tarsus Pharmaceuticals, Inc. (x)*	3,700	54,020
Theravance Biopharma, Inc.*	34,900	316,194
Theseus Pharmaceuticals, Inc.*	1,500	8,295
Tricida, Inc. (x)*	5,000	48,400
Ventyx Biosciences, Inc. (x)*	3,700	45,251
Xeris Biopharma Holdings, Inc. (x)*	13,800	21,252

		18,280,184

Total Health Care		194,427,131

Industrials (14.9%)
Aerospace & Defense (0.8%)
AAR Corp.*	19,112	799,646
Aerojet Rocketdyne Holdings, Inc.*	39,500	1,603,700
AeroVironment, Inc.*	11,721	963,466
AerSale Corp.*	2,200	31,922
Astronics Corp.*	11,800	120,006
Ducommun, Inc.*	2,800	120,512
Kaman Corp.	16,492	515,375

See Notes to Financial Statements.

1327

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

Kratos Defense & Security Solutions, Inc.*	61,400	$852,232
Maxar Technologies, Inc.	39,600	1,033,164
Moog, Inc., Class A	18,453	1,464,984
National Presto Industries, Inc.	1,200	78,768
Park Aerospace Corp.	10,972	140,003
Parsons Corp.*	13,700	553,754
Rocket Lab USA, Inc. (x)*	107,500	407,425
Triumph Group, Inc.*	27,800	369,462
Vectrus, Inc.*	1,000	33,460
Virgin Galactic Holdings, Inc. (x)*	115,100	692,902

		9,780,781

Air Freight & Logistics (0.4%)
Air Transport Services Group, Inc.*	29,600	850,408
Atlas Air Worldwide Holdings, Inc.*	14,427	890,290
Forward Air Corp.	17,240	1,585,391
Hub Group, Inc., Class A*	19,133	1,357,295
Radiant Logistics, Inc.*	18,900	140,238

		4,823,622

Airlines (0.4%)
Allegiant Travel Co.*	7,677	868,192
Frontier Group Holdings, Inc. (x)*	33,000	309,210
Hawaiian Holdings, Inc.*	30,500	436,455
Joby Aviation, Inc. (x)*	126,600	621,606
SkyWest, Inc.*	29,600	629,000
Spirit Airlines, Inc.*	50,200	1,196,768
Sun Country Airlines Holdings, Inc.*	16,400	300,776

		4,362,007

Building Products (1.4%)
AAON, Inc.	23,400	1,281,384
American Woodmark Corp.*	9,600	432,096
Apogee Enterprises, Inc.	16,000	627,520
Caesarstone Ltd. (x)	11,600	105,908
Cornerstone Building Brands, Inc.*	31,900	781,231
CSW Industrials, Inc.	8,400	865,452
Gibraltar Industries, Inc.*	18,300	709,125
Griffon Corp.	26,643	746,803
Insteel Industries, Inc.	9,600	323,232
Janus International Group, Inc.*	41,200	372,036
JELD-WEN Holding, Inc.*	38,226	557,717
Masonite International Corp.*	13,600	1,044,888
PGT Innovations, Inc.*	32,500	540,800
Quanex Building Products Corp.	16,667	379,174
Resideo Technologies, Inc.*	71,900	1,396,298
Simpson Manufacturing Co., Inc.	24,019	2,416,552
UFP Industries, Inc.	34,362	2,341,427
View, Inc. (x)*	4,900	7,938
Zurn Water Solutions Corp.	61,600	1,677,984

		16,607,565

Commercial Services & Supplies (1.6%)
ABM Industries, Inc.	37,032	1,607,929
ACCO Brands Corp.	39,186	255,885
ACV Auctions, Inc., Class A*	56,800	371,472
Brady Corp., Class A	26,841	1,267,969
BrightView Holdings, Inc.*	7,400	88,800
Brink’s Co. (The)	28,400	1,724,164
Casella Waste Systems, Inc., Class A*	24,900	1,809,732
Cimpress plc*	11,300	439,570

CoreCivic, Inc. (REIT)*	66,800	742,148
Deluxe Corp.	28,261	612,416
Ennis, Inc.	5,956	120,490
GEO Group, Inc. (The) (REIT) (x)*	37,300	246,180
Harsco Corp.*	46,800	332,748
Healthcare Services Group, Inc.	39,869	694,119
Heritage-Crystal Clean, Inc.*	7,400	199,504
HNI Corp.	26,241	910,300
Interface, Inc.	29,998	376,175
KAR Auction Services, Inc.*	75,000	1,107,750
Kimball International, Inc., Class B	7,700	59,059
Li-Cycle Holdings Corp. (x)*	66,700	458,896
Matthews International Corp., Class A	18,459	529,219
MillerKnoll, Inc.	41,589	1,092,543
Montrose Environmental Group, Inc.*	11,600	391,616
NL Industries, Inc.	4,745	46,833
Pitney Bowes, Inc.	105,800	382,996
SP Plus Corp.*	11,900	365,568
Steelcase, Inc., Class A	47,972	514,740
UniFirst Corp.	8,805	1,516,045
Viad Corp.*	8,224	227,065
VSE Corp.	2,500	93,950

		18,585,881

Construction & Engineering (1.3%)
Ameresco, Inc., Class A*	14,300	651,508
API Group Corp.*	93,700	1,402,689
Arcosa, Inc.	27,700	1,286,111
Argan, Inc.	1,600	59,712
Comfort Systems USA, Inc.	20,943	1,741,410
Construction Partners, Inc., Class A*	14,800	309,912
Dycom Industries, Inc.*	17,616	1,638,993
EMCOR Group, Inc.	25,599	2,635,673
Fluor Corp.*	81,800	1,991,012
Granite Construction, Inc.	26,535	773,230
Great Lakes Dredge & Dock Corp.*	31,400	411,654
IES Holdings, Inc.*	3,100	93,527
MYR Group, Inc.*	8,500	749,105
Northwest Pipe Co.*	200	5,988
NV5 Global, Inc.*	5,700	665,418
Primoris Services Corp.	21,800	474,368
Sterling Infrastructure, Inc.*	1,500	32,880
Tutor Perini Corp.*	13,095	114,974

		15,038,164

Electrical Equipment (1.0%)
Allied Motion Technologies, Inc.	2,750	62,810
Array Technologies, Inc.*	66,300	729,963
Atkore, Inc.*	21,700	1,801,317
AZZ, Inc.	14,686	599,482
Blink Charging Co. (x)*	18,900	312,417
Bloom Energy Corp., Class A*	72,300	1,192,950
Encore Wire Corp.	11,728	1,218,774
EnerSys	25,239	1,488,091
Enovix Corp. (x)*	54,800	488,268
FuelCell Energy, Inc. (x)*	160,000	600,000
GrafTech International Ltd.	88,500	625,695
NuScale Power Corp. (x)*	6,200	61,938
Powell Industries, Inc.	2,800	65,436
Preformed Line Products Co.	100	6,150
Shoals Technologies Group, Inc., Class A*	56,400	929,472

See Notes to Financial Statements.

1328

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

Stem, Inc. (x)*	57,960	$414,994
Thermon Group Holdings, Inc.*	8,200	115,210
TPI Composites, Inc.*	16,400	205,000
Vicor Corp.*	9,500	519,935

		11,437,902

Machinery (3.9%)
Alamo Group, Inc.	5,500	640,365
Albany International Corp., Class A	16,491	1,299,326
Altra Industrial Motion Corp.	33,731	1,189,018
Astec Industries, Inc.	10,643	434,022
Barnes Group, Inc.	29,306	912,589
Blue Bird Corp.*	900	8,289
Chart Industries, Inc.*	19,621	3,284,163
CIRCOR International, Inc.*	2,909	47,678
Columbus McKinnon Corp.	11,200	317,744
Desktop Metal, Inc., Class A (x)*	76,600	168,520
Douglas Dynamics, Inc.	10,900	313,266
Energy Recovery, Inc.*	21,100	409,762
Enerpac Tool Group Corp.	32,713	622,201
EnPro Industries, Inc.	13,054	1,069,514
ESCO Technologies, Inc.	14,652	1,001,757
Evoqua Water Technologies Corp.*	62,370	2,027,649
Federal Signal Corp.	34,600	1,231,760
Franklin Electric Co., Inc.	26,652	1,952,525
Gorman-Rupp Co. (The)	3,837	108,587
Greenbrier Cos., Inc. (The) (x)	16,400	590,236
Helios Technologies, Inc.	21,150	1,401,187
Hillenbrand, Inc.	41,738	1,709,588
Hillman Solutions Corp.*	67,900	586,656
Hydrofarm Holdings Group, Inc. (x)*	19,700	68,556
Hyliion Holdings Corp. (x)*	60,900	196,098
Hyster-Yale Materials Handling, Inc.	600	19,332
John Bean Technologies Corp.	18,131	2,002,025
Kadant, Inc.	6,300	1,148,805
Kennametal, Inc.	45,000	1,045,350
Lindsay Corp.	6,175	820,163
Luxfer Holdings plc	6,500	98,280
Manitowoc Co., Inc. (The)*	2,075	21,850
Meritor, Inc.*	34,435	1,251,024
Miller Industries, Inc.	3,900	88,413
Mueller Industries, Inc.	32,714	1,743,329
Mueller Water Products, Inc., Class A	90,093	1,056,791
Nikola Corp. (x)*	147,200	700,672
Omega Flex, Inc.	1,100	118,382
Proterra, Inc. (x)*	111,500	517,360
Proto Labs, Inc.*	17,000	813,280
RBC Bearings, Inc.*	14,400	2,663,280
REV Group, Inc.	6,900	75,003
Shyft Group, Inc. (The)	15,500	288,145
SPX Corp.*	23,700	1,252,308
Standex International Corp.	7,379	625,592
Tennant Co.	11,331	671,362
Terex Corp.	36,100	988,057
Titan International, Inc.*	26,300	397,130
Trinity Industries, Inc.	45,100	1,092,322
Wabash National Corp.	24,300	329,994
Watts Water Technologies, Inc., Class A	16,459	2,021,824
Welbilt, Inc.*	74,000	1,761,940

		45,203,069

Marine (0.3%)
Costamare, Inc.	26,800	324,280
Eagle Bulk Shipping, Inc.	6,800	352,784
Genco Shipping & Trading Ltd.	16,400	316,848
Golden Ocean Group Ltd. (x)	61,900	720,516
Matson, Inc.	21,100	1,537,768

		3,252,196

Professional Services (1.8%)
Alight, Inc., Class A (x)*	171,200	1,155,600
ASGN, Inc.*	29,400	2,653,350
Barrett Business Services, Inc.	1,200	87,444
CBIZ, Inc.*	27,600	1,102,896
CRA International, Inc.	2,100	187,572
Exponent, Inc.	29,492	2,697,633
First Advantage Corp.*	27,900	353,493
Forrester Research, Inc.*	4,000	191,360
Franklin Covey Co.*	5,900	272,462
Heidrick & Struggles International, Inc.	1,800	58,248
Huron Consulting Group, Inc.*	12,544	815,235
ICF International, Inc.	10,500	997,500
Insperity, Inc.	21,574	2,153,732
Kelly Services, Inc., Class A	2,534	50,249
Kforce, Inc.	12,200	748,348
Korn Ferry	33,052	1,917,677
Legalzoom.com, Inc. (x)*	49,400	542,906
ManTech International Corp., Class A	14,241	1,359,304
Planet Labs PBC (x)*	78,400	339,472
Resources Connection, Inc.	9,295	189,339
TriNet Group, Inc.*	23,000	1,785,260
TrueBlue, Inc.*	15,915	284,879
Upwork, Inc.*	60,600	1,253,208
Willdan Group, Inc.*	1,200	33,096

		21,230,263

Road & Rail (0.6%)
ArcBest Corp.	15,500	1,090,735
Covenant Logistics Group, Inc.	2,300	57,707
Daseke, Inc.*	2,400	15,336
Heartland Express, Inc.	20,155	280,356
Marten Transport Ltd.	33,074	556,305
Saia, Inc.*	13,500	2,538,000
TuSimple Holdings, Inc., Class A*	70,500	509,715
Universal Logistics Holdings, Inc.	2,400	65,544
Werner Enterprises, Inc.	35,366	1,363,005

		6,476,703

Trading Companies & Distributors (1.4%)
Alta Equipment Group, Inc.*	1,900	17,043
Applied Industrial Technologies, Inc.	21,088	2,028,033
Beacon Roofing Supply, Inc.*	28,976	1,488,207
BlueLinx Holdings, Inc.*	4,700	314,007
Boise Cascade Co.	22,900	1,362,321
Custom Truck One Source, Inc.*	3,000	16,800
Distribution Solutions Group, Inc.*	1,200	61,668
DXP Enterprises, Inc.*	4,700	143,961
GATX Corp.	17,900	1,685,464
Global Industrial Co.	4,671	157,740
GMS, Inc.*	22,600	1,005,700
H&E Equipment Services, Inc.	18,000	521,460
Herc Holdings, Inc.	14,000	1,262,100

See Notes to Financial Statements.

1329

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

McGrath RentCorp	13,545	$1,029,420
MRC Global, Inc.*	29,400	292,824
NOW, Inc.*	43,000	420,540
Rush Enterprises, Inc., Class A	25,550	1,231,510
Rush Enterprises, Inc., Class B	5,500	272,855
Textainer Group Holdings Ltd.	30,000	822,300
Titan Machinery, Inc.*	500	11,205
Triton International Ltd.	34,100	1,795,365
Veritiv Corp.*	8,000	868,400

		16,808,923

Total Industrials		173,607,076

Information Technology (13.5%)
Communications Equipment (0.8%)
ADTRAN, Inc.	25,206	441,861
Aviat Networks, Inc. (x)*	700	17,528
Calix, Inc.*	30,200	1,031,028
Cambium Networks Corp.*	1,300	19,045
Casa Systems, Inc. (x)*	27,700	108,861
Clearfield, Inc.*	6,000	371,700
CommScope Holding Co., Inc.*	103,400	632,808
Comtech Telecommunications Corp.	9,200	83,444
Digi International, Inc.*	17,900	433,538
DZS, Inc.*	4,700	76,469
Extreme Networks, Inc.*	67,200	599,424
Harmonic, Inc.*	29,759	258,011
Infinera Corp.*	86,761	465,039
Inseego Corp. (x)*	30,300	57,267
NETGEAR, Inc.*	16,829	311,673
NetScout Systems, Inc.*	40,854	1,382,908
Ondas Holdings, Inc. (x)*	4,300	23,177
Plantronics, Inc.*	19,259	764,197
Ribbon Communications, Inc.*	32,848	99,858
Viavi Solutions, Inc.*	133,600	1,767,528

		8,945,364

Electronic Equipment, Instruments & Components (2.3%)
908 Devices, Inc.*	2,800	57,652
Advanced Energy Industries, Inc.	22,903	1,671,461
Aeva Technologies, Inc. (x)*	31,600	98,908
AEye, Inc. (x)*	11,500	21,965
Akoustis Technologies, Inc.*	15,400	56,980
Arlo Technologies, Inc.*	41,490	260,142
Badger Meter, Inc.	17,160	1,388,072
Belden, Inc.	25,235	1,344,268
Benchmark Electronics, Inc.	28,548	644,043
Cepton, Inc.*	16,200	25,272
CTS Corp.	18,100	616,305
ePlus, Inc.*	14,700	780,864
Evolv Technologies Holdings, Inc.*	11,800	31,388
Fabrinet*	20,200	1,638,220
FARO Technologies, Inc.*	10,667	328,864
Focus Universal, Inc. (x)*	1,800	20,556
Identiv, Inc.*	800	9,264
Insight Enterprises, Inc.*	15,843	1,366,934
Itron, Inc.*	23,300	1,151,719
Kimball Electronics, Inc.*	14,000	281,400
Knowles Corp.*	51,000	883,830
Lightwave Logic, Inc. (x)*	56,400	368,856
Methode Electronics, Inc.	21,000	777,840
MicroVision, Inc. (x)*	82,200	315,648

Mirion Technologies, Inc. (x)*	69,100	398,016
Napco Security Technologies, Inc.*	12,400	255,316
nLight, Inc.*	19,400	198,268
Novanta, Inc.*	19,500	2,364,765
OSI Systems, Inc.*	10,168	868,754
Ouster, Inc. (x)*	32,100	52,002
PAR Technology Corp. (x)*	11,600	434,884
PC Connection, Inc.	5,100	224,655
Plexus Corp.*	14,175	1,112,738
Rogers Corp.*	10,484	2,747,752
Sanmina Corp.*	31,800	1,295,214
ScanSource, Inc.*	9,939	309,500
SmartRent, Inc. (x)*	15,400	69,608
TTM Technologies, Inc.*	53,201	665,013
Velodyne Lidar, Inc. (x)*	59,900	57,216
Vishay Intertechnology, Inc.	77,000	1,372,140
Vishay Precision Group, Inc.*	7,700	224,301

		26,790,593

IT Services (2.1%)
AvidXchange Holdings, Inc. (x)*	73,900	453,746
BigCommerce Holdings, Inc.*	24,300	393,660
Bread Financial Holdings, Inc.	25,200	933,912
Brightcove, Inc.*	17,000	107,440
Cantaloupe, Inc.*	2,600	14,560
Cass Information Systems, Inc.	7,978	269,656
Cerberus Cyber Sentinel Corp. (x)*	9,700	34,920
Conduent, Inc.*	93,400	403,488
Core Scientific, Inc.*	51,800	77,182
CSG Systems International, Inc.	18,465	1,101,991
Cyxtera Technologies, Inc. (x)*	5,000	56,700
DigitalOcean Holdings, Inc. (x)*	38,500	1,592,360
Edgio, Inc.*	19,700	45,507
Evertec, Inc.	38,100	1,405,128
Evo Payments, Inc., Class A*	24,000	564,480
ExlService Holdings, Inc.*	16,300	2,401,479
Fastly, Inc., Class A*	56,300	653,643
Flywire Corp.*	32,054	565,112
Grid Dynamics Holdings, Inc.*	21,400	359,948
Hackett Group, Inc. (The)	14,019	265,941
I3 Verticals, Inc., Class A*	8,000	200,160
IBEX Holdings Ltd.*	200	3,374
Information Services Group, Inc.	3,600	24,336
International Money Express, Inc.*	12,600	257,922
Marqeta, Inc., Class A*	218,900	1,775,279
Maximus, Inc.	31,868	1,992,069
MoneyGram International, Inc.*	45,400	454,000
Paya Holdings, Inc.*	41,700	273,969
Payoneer Global, Inc. (x)*	109,100	427,672
Paysafe Ltd. (x)*	170,500	332,475
Perficient, Inc.*	16,500	1,512,885
PFSweb, Inc. (x)*	1,400	16,464
Priority Technology Holdings, Inc.*	700	2,310
Rackspace Technology, Inc. (x)*	32,800	235,176
Remitly Global, Inc. (x)*	42,400	324,784
Repay Holdings Corp.*	43,900	564,115
Sabre Corp.*	164,400	958,452
SolarWinds Corp.	5,700	58,425
Squarespace, Inc., Class A*	7,200	150,624
StoneCo Ltd., Class A (x)*	139,700	1,075,690
TTEC Holdings, Inc.	10,525	714,542
Tucows, Inc., Class A (x)*	3,900	173,589

See Notes to Financial Statements.

1330

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

Unisys Corp.*	34,064	$409,790
Verra Mobility Corp.*	72,100	1,132,691

		24,771,646

Semiconductors & Semiconductor Equipment (2.8%)
ACM Research, Inc., Class A*	24,200	407,286
Alpha & Omega Semiconductor Ltd.*	9,600	320,064
Ambarella, Inc.*	18,500	1,211,010
Amkor Technology, Inc.	58,100	984,795
Atomera, Inc.*	2,100	19,698
Axcelis Technologies, Inc.*	16,800	921,312
AXT, Inc.*	3,500	20,510
CEVA, Inc.*	11,500	385,940
CMC Materials, Inc.	14,380	2,509,166
Cohu, Inc.*	22,731	630,785
Credo Technology Group Holding Ltd.*	9,000	105,120
CyberOptics Corp.*	700	24,458
Diodes, Inc.*	22,108	1,427,514
FormFactor, Inc.*	39,781	1,540,718
Ichor Holdings Ltd.*	14,600	379,308
Impinj, Inc.*	9,300	545,631
indie Semiconductor, Inc., Class A (x)*	14,400	82,080
Kulicke & Soffa Industries, Inc.	31,800	1,361,358
MACOM Technology Solutions Holdings, Inc.*	23,413	1,079,339
MaxLinear, Inc.*	41,993	1,426,922
NeoPhotonics Corp.*	26,600	418,418
Onto Innovation, Inc.*	23,832	1,662,044
PDF Solutions, Inc.*	11,100	238,761
Photronics, Inc.*	30,800	599,984
Power Integrations, Inc.	32,548	2,441,426
Rambus, Inc.*	62,800	1,349,572
Rigetti Computing, Inc. (x)*	10,100	37,067
Rockley Photonics Holdings Ltd. (x)*	9,400	20,492
Semtech Corp.*	37,396	2,055,658
Silicon Laboratories, Inc.*	20,370	2,856,281
SiTime Corp.*	8,200	1,336,846
SkyWater Technology, Inc.*	4,800	28,896
SMART Global Holdings, Inc.*	24,800	405,976
SunPower Corp. (x)*	43,100	681,411
Synaptics, Inc.*	20,337	2,400,783
Transphorm, Inc. (x)*	3,000	11,430
Ultra Clean Holdings, Inc.*	22,300	663,871
Veeco Instruments, Inc.*	26,886	521,588

		33,113,518

Software (5.2%)
8x8, Inc.*	58,500	301,275
A10 Networks, Inc.	30,500	438,590
ACI Worldwide, Inc.*	66,616	1,724,688
Agilysys, Inc.*	10,200	482,154
Alarm.com Holdings, Inc.*	26,300	1,626,918
Alkami Technology, Inc.*	6,200	86,118
Altair Engineering, Inc., Class A*	26,200	1,375,500
American Software, Inc., Class A	12,000	193,920
Amplitude, Inc., Class A (x)*	28,200	402,978
Appfolio, Inc., Class A*	10,500	951,720
Appian Corp. (x)*	20,000	947,200
Applied Blockchain, Inc. (x)*	8,600	9,030
Arteris, Inc. (x)*	1,400	9,758

Asana, Inc., Class A*	38,400	675,072
Avaya Holdings Corp.*	58,800	131,712
AvePoint, Inc.*	9,900	42,966
Benefitfocus, Inc.*	18,900	147,042
Blackbaud, Inc.*	27,287	1,584,556
Blackline, Inc.*	29,100	1,938,060
Blend Labs, Inc., Class A (x)*	25,100	59,236
Box, Inc., Class A*	65,100	1,636,614
BTRS Holdings, Inc., Class 1*	20,300	101,094
C3.ai, Inc., Class A (x)*	34,700	633,622
Cerence, Inc.*	21,300	537,399
ChannelAdvisor Corp.*	10,100	147,258
Cipher Mining, Inc. (x)*	4,000	5,480
Cleanspark, Inc. (x)*	15,700	61,544
Clear Secure, Inc., Class A (x)*	31,400	628,000
CommVault Systems, Inc.*	22,414	1,409,840
Consensus Cloud Solutions, Inc.*	7,859	343,281
Couchbase, Inc. (x)*	8,700	142,854
CS Disco, Inc. (x)*	3,800	68,552
Cvent Holding Corp. (x)*	7,500	34,650
Digimarc Corp. (x)*	4,200	59,388
Digital Turbine, Inc.*	47,800	835,066
Domo, Inc., Class B*	14,100	391,980
Duck Creek Technologies, Inc.*	38,900	577,665
E2open Parent Holdings, Inc. (x)*	124,200	966,276
Ebix, Inc. (x)	21,000	354,900
eGain Corp.*	1,000	9,750
Enfusion, Inc., Class A (x)*	4,000	40,840
EngageSmart, Inc.*	15,300	246,024
Envestnet, Inc.*	30,800	1,625,316
Everbridge, Inc.*	20,000	557,800
EverCommerce, Inc. (x)*	9,400	84,976
Greenidge Generation Holdings, Inc. (x)*	4,000	10,160
GTY Technology Holdings, Inc.*	11,300	70,738
Instructure Holdings, Inc. (x)*	4,600	104,420
Intapp, Inc. (x)*	4,100	60,024
InterDigital, Inc.	20,025	1,217,520
IronNet, Inc.*	13,700	30,277
Kaleyra, Inc.*	3,700	7,548
KnowBe4, Inc., Class A (x)*	36,700	573,254
Latch, Inc. (x)*	29,000	33,060
LivePerson, Inc.*	33,300	470,862
LiveRamp Holdings, Inc.*	37,985	980,393
LiveVox Holdings, Inc. (x)*	2,000	3,320
Marathon Digital Holdings, Inc. (x)*	49,600	264,864
Matterport, Inc. (x)*	110,400	404,064
MeridianLink, Inc. (x)*	3,800	63,460
MicroStrategy, Inc., Class A (x)*	4,809	790,119
Mitek Systems, Inc.*	12,800	118,272
Model N, Inc.*	19,800	506,484
Momentive Global, Inc.*	69,200	608,960
N-able, Inc.*	34,400	309,600
NextNav, Inc. (x)*	11,000	24,970
Olo, Inc., Class A*	45,300	447,111
ON24, Inc.*	3,000	28,470
OneSpan, Inc.*	17,800	211,820
PagerDuty, Inc.*	41,900	1,038,282
Ping Identity Holding Corp.*	39,000	707,460
Progress Software Corp.	28,977	1,312,658
PROS Holdings, Inc.*	22,700	595,421
Q2 Holdings, Inc.*	28,800	1,110,816

See Notes to Financial Statements.

1331

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

Qualys, Inc.*	19,400	$2,447,116
Rapid7, Inc.*	27,400	1,830,320
Rimini Street, Inc.*	4,100	24,641
Riot Blockchain, Inc. (x)*	54,600	228,774
Sailpoint Technologies Holdings, Inc. (x)*	48,800	3,058,784
Sapiens International Corp. NV	14,100	341,079
SecureWorks Corp., Class A*	17,400	188,964
ShotSpotter, Inc.*	5,700	153,387
Sprout Social, Inc., Class A*	23,000	1,335,610
SPS Commerce, Inc.*	19,400	2,193,170
Sumo Logic, Inc.*	42,300	316,827
Telos Corp.*	28,400	229,472
Tenable Holdings, Inc.*	55,400	2,515,714
Terawulf, Inc. (x)*	4,300	5,160
Upland Software, Inc.*	16,300	236,676
UserTesting, Inc. (x)*	7,500	37,650
Varonis Systems, Inc.*	54,400	1,595,008
Verint Systems, Inc.*	35,951	1,522,525
Veritone, Inc. (x)*	4,700	30,691
Viant Technology, Inc., Class A*	1,300	6,604
Vonage Holdings Corp.*	128,900	2,428,476
Weave Communications, Inc. (x)*	4,400	13,376
WM Technology, Inc.*	9,500	31,255
Workiva, Inc.*	21,800	1,438,582
Xperi Holding Corp.	59,283	855,454
Yext, Inc.*	63,000	301,140
Zeta Global Holdings Corp., Class A (x)*	16,100	72,772
Zuora, Inc., Class A*	48,500	434,075

		60,606,371

Technology Hardware, Storage & Peripherals (0.3%)
3D Systems Corp.*	61,100	592,670
Avid Technology, Inc.*	20,900	542,355
CompoSecure, Inc. (x)*	1,100	5,720
Corsair Gaming, Inc. (x)*	14,400	189,072
Diebold Nixdorf, Inc. (x)*	44,800	101,696
Eastman Kodak Co. (x)*	11,100	51,504
IonQ, Inc. (x)*	53,400	233,892
Super Micro Computer, Inc.*	25,800	1,041,030
Turtle Beach Corp. (x)*	5,200	63,596
Xerox Holdings Corp.	57,700	856,845

		3,678,380

Total Information Technology		157,905,872

Materials (4.1%)
Chemicals (2.2%)
AdvanSix, Inc.	13,500	451,440
American Vanguard Corp.	9,000	201,150
Amyris, Inc. (x)*	5,400	9,990
Aspen Aerogels, Inc.*	3,700	36,556
Avient Corp.	48,500	1,943,880
Balchem Corp.	18,185	2,359,322
Cabot Corp.	29,200	1,862,668
Chase Corp.	3,600	280,116
Diversey Holdings Ltd.*	13,800	91,080
Ecovyst, Inc.	11,900	117,215
FutureFuel Corp.	6,800	49,504
GCP Applied Technologies, Inc.*	34,000	1,063,520
Hawkins, Inc.	5,700	205,371

HB Fuller Co.	29,059	1,749,642
Ingevity Corp.*	24,300	1,534,302
Innospec, Inc.	13,700	1,312,323
Intrepid Potash, Inc.*	5,100	230,979
Koppers Holdings, Inc.	6,313	142,926
Kronos Worldwide, Inc.	11,200	206,080
Livent Corp.*	84,271	1,912,109
Minerals Technologies, Inc.	19,950	1,223,733
Orion Engineered Carbons SA	33,900	526,467
Perimeter Solutions SA (x)*	61,400	665,576
PureCycle Technologies, Inc. (x)*	53,600	397,712
Quaker Chemical Corp.	7,500	1,121,400
Rayonier Advanced Materials, Inc.*	10,900	28,558
Schweitzer-Mauduit International, Inc.	17,064	428,648
Sensient Technologies Corp.	20,925	1,685,718
Stepan Co.	11,388	1,154,174
Tredegar Corp.	329	3,290
Trinseo plc	25,600	984,576
Tronox Holdings plc, Class A	58,700	986,160

		24,966,185

Construction Materials (0.1%)
Summit Materials, Inc., Class A*	63,588	1,480,965
United States Lime & Minerals, Inc.	200	21,120

		1,502,085

Containers & Packaging (0.3%)
Greif, Inc., Class A	14,800	923,224
Greif, Inc., Class B	2,700	168,183
Myers Industries, Inc.	13,300	302,309
O-I Glass, Inc.*	91,000	1,274,000
Pactiv Evergreen, Inc.	6,000	59,760
Ranpak Holdings Corp.*	13,700	95,900
TriMas Corp.	27,000	747,630

		3,571,006

Metals & Mining (1.4%)
Allegheny Technologies, Inc.*	71,300	1,619,223
Alpha Metallurgical Resources, Inc.	9,000	1,162,170
Arconic Corp.*	57,700	1,618,485
Carpenter Technology Corp.	28,700	801,017
Century Aluminum Co.*	26,100	192,357
Coeur Mining, Inc.*	134,836	409,902
Commercial Metals Co.	66,300	2,194,530
Compass Minerals International, Inc.	19,500	690,105
Constellium SE*	63,800	842,798
Haynes International, Inc.	4,833	158,377
Hecla Mining Co.	304,409	1,193,283
Kaiser Aluminum Corp.	10,291	813,915
Materion Corp.	11,545	851,213
Novagold Resources, Inc.*	131,700	633,477
Olympic Steel, Inc.	4,900	126,175
Piedmont Lithium, Inc. (x)*	8,800	320,408
Ryerson Holding Corp.	9,800	208,642
Schnitzer Steel Industries, Inc., Class A	10,500	344,820
SunCoke Energy, Inc.	42,510	289,493
TimkenSteel Corp.*	23,300	435,943
Warrior Met Coal, Inc.	24,000	734,640
Worthington Industries, Inc.	20,580	907,578

		16,548,551

See Notes to Financial Statements.

1332

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	5,738	$192,969
Glatfelter Corp.	20,115	138,391
Neenah, Inc.	7,300	249,222
Sylvamo Corp.	17,900	584,972

		1,165,554

Total Materials		47,753,381

Real Estate (7.2%)
Equity Real Estate Investment Trusts (REITs) (6.4%)
Acadia Realty Trust (REIT)	45,673	713,412
Agree Realty Corp. (REIT) (x)	37,500	2,704,875
Alexander & Baldwin, Inc. (REIT)	42,386	760,829
Alexander’s, Inc. (REIT)	775	172,174
American Assets Trust, Inc. (REIT)	24,318	722,245
Apartment Investment and Management Co. (REIT), Class A*	77,400	495,360
Apple Hospitality REIT, Inc. (REIT)	109,100	1,600,497
Armada Hoffler Properties, Inc. (REIT)	33,800	433,992
Ashford Hospitality Trust, Inc. (REIT) (x)*	12,400	74,152
Bluerock Residential Growth REIT, Inc. (REIT)	14,500	381,205
Braemar Hotels & Resorts, Inc. (REIT) (x)	6,900	29,601
Brandywine Realty Trust (REIT)	88,100	849,284
Broadstone Net Lease, Inc. (REIT)	85,300	1,749,503
BRT Apartments Corp. (REIT)	3,600	77,364
CareTrust REIT, Inc. (REIT)	54,313	1,001,532
CatchMark Timber Trust, Inc. (REIT), Class A	25,900	260,554
CBL & Associates Properties, Inc. (REIT) (x)*	13,400	314,766
Cedar Realty Trust, Inc. (REIT)	1,700	48,943
Centerspace (REIT)	7,049	574,846
Chatham Lodging Trust (REIT)*	20,100	210,045
City Office REIT, Inc. (REIT)	21,100	273,245
Clipper Realty, Inc. (REIT)	4,200	32,424
Community Healthcare Trust, Inc. (REIT)	12,300	445,383
Corporate Office Properties Trust (REIT)	58,700	1,537,353
CTO Realty Growth, Inc. (REIT)	3,426	209,397
DiamondRock Hospitality Co. (REIT)*	115,998	952,344
Diversified Healthcare Trust (REIT)	109,100	198,562
Easterly Government Properties, Inc. (REIT)	38,300	729,232
Empire State Realty Trust, Inc. (REIT), Class A	74,300	522,329
Equity Commonwealth (REIT)*	60,900	1,676,577
Essential Properties Realty Trust, Inc. (REIT)	65,800	1,414,042
Farmland Partners, Inc. (REIT)	14,600	201,480
Four Corners Property Trust, Inc. (REIT)	46,600	1,239,094
Franklin Street Properties Corp. (REIT) (x)	37,999	158,456
Getty Realty Corp. (REIT)	26,575	704,237
Gladstone Commercial Corp. (REIT)	18,900	356,076
Gladstone Land Corp. (REIT)	15,900	352,344
Global Medical REIT, Inc. (REIT)	30,400	341,392

Global Net Lease, Inc. (REIT)	48,066	680,615
Healthcare Realty Trust, Inc. (REIT)	76,058	2,068,778
Hersha Hospitality Trust (REIT)*	14,119	138,507
Independence Realty Trust, Inc. (REIT)	112,207	2,326,051
Indus Realty Trust, Inc. (REIT)	1,219	72,360
Industrial Logistics Properties Trust (REIT)	45,273	637,444
Innovative Industrial Properties, Inc. (REIT)	14,000	1,538,180
InvenTrust Properties Corp. (REIT) (x)	34,200	882,018
iStar, Inc. (REIT)	39,600	542,916
Kite Realty Group Trust (REIT)	106,522	1,841,765
LTC Properties, Inc. (REIT)	21,569	828,034
LXP Industrial Trust (REIT)	139,586	1,499,154
Macerich Co. (The) (REIT)	102,600	893,646
National Health Investors, Inc. (REIT)	23,928	1,450,276
Necessity Retail REIT, Inc. (The) (REIT)	60,900	443,352
NETSTREIT Corp. (REIT)	20,600	388,722
NexPoint Residential Trust, Inc. (REIT)	9,700	606,347
Office Properties Income Trust (REIT)	26,331	525,303
One Liberty Properties, Inc. (REIT)	6,733	174,923
Orion Office REIT, Inc. (REIT) (x)	5,800	63,568
Outfront Media, Inc. (REIT)	75,600	1,281,420
Paramount Group, Inc. (REIT)	97,000	701,310
Pebblebrook Hotel Trust (REIT)	61,712	1,022,568
Phillips Edison & Co., Inc. (REIT) (x)	57,940	1,935,775
Physicians Realty Trust (REIT)	118,800	2,073,060
Piedmont Office Realty Trust, Inc. (REIT), Class A	72,000	944,640
Plymouth Industrial REIT, Inc. (REIT)	15,900	278,886
Postal Realty Trust, Inc. (REIT), Class A (x)	1,200	17,880
PotlatchDeltic Corp. (REIT)	36,852	1,628,490
PS Business Parks, Inc. (REIT)	11,680	2,185,912
Retail Opportunity Investments Corp. (REIT)	62,100	979,938
RLJ Lodging Trust (REIT)	97,486	1,075,271
RPT Realty (REIT)	28,500	280,155
Ryman Hospitality Properties, Inc. (REIT)*	28,434	2,161,837
Sabra Health Care REIT, Inc. (REIT)	120,123	1,678,118
Safehold, Inc. (REIT) (x)	10,100	357,237
Saul Centers, Inc. (REIT)	4,200	197,862
Service Properties Trust (REIT)	95,200	497,896
SITE Centers Corp. (REIT)	88,900	1,197,483
STAG Industrial, Inc. (REIT)	90,900	2,806,992
Summit Hotel Properties, Inc. (REIT)*	53,600	389,672
Sunstone Hotel Investors, Inc. (REIT)*	125,578	1,245,734
Tanger Factory Outlet Centers, Inc. (REIT)	51,600	733,752
Terreno Realty Corp. (REIT)	37,600	2,095,448
UMH Properties, Inc. (REIT)	21,500	379,690
Uniti Group, Inc. (REIT)	105,400	992,868
Universal Health Realty Income Trust (REIT)	5,050	268,710
Urban Edge Properties (REIT)	64,500	981,045
Urstadt Biddle Properties, Inc. (REIT), Class A	10,889	176,402
Veris Residential, Inc. (REIT)*	51,400	680,536
Washington REIT (REIT)	42,317	901,775
Whitestone REIT (REIT)	15,100	162,325
Xenia Hotels & Resorts, Inc. (REIT)*	63,400	921,202

		75,352,994

See Notes to Financial Statements.

1333

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

Real Estate Management & Development (0.8%)
Anywhere Real Estate, Inc.*	64,800	$636,984
Compass, Inc., Class A (x)*	131,400	474,354
Cushman & Wakefield plc*	70,396	1,072,835
DigitalBridge Group, Inc. (x)*	282,000	1,376,160
Doma Holdings, Inc. (x)*	16,900	17,407
Douglas Elliman, Inc.	37,204	178,207
eXp World Holdings, Inc. (x)	32,200	378,994
Forestar Group, Inc.*	9,733	133,245
FRP Holdings, Inc.*	3,800	229,330
Kennedy-Wilson Holdings, Inc.	70,024	1,326,255
Marcus & Millichap, Inc.	16,000	591,840
Newmark Group, Inc., Class A	84,624	818,314
Offerpad Solutions, Inc. (x)*	12,500	27,250
RE/MAX Holdings, Inc., Class A	6,800	166,736
Redfin Corp. (x)*	54,197	446,583
RMR Group, Inc. (The), Class A	6,826	193,517
Seritage Growth Properties (REIT), Class A (x)*	5,800	30,218
St Joe Co. (The)	18,200	719,992
Tejon Ranch Co.*	7,902	122,639
Transcontinental Realty Investors, Inc.*	100	3,979

		8,944,839

Total Real Estate		84,297,833

Utilities (3.5%)
Electric Utilities (0.8%)
ALLETE, Inc.	28,623	1,682,460
MGE Energy, Inc.	20,279	1,578,315
Otter Tail Corp.	22,925	1,538,955
PNM Resources, Inc.	46,181	2,206,528
Portland General Electric Co.	45,732	2,210,227
Via Renewables, Inc. (x)	1,000	7,660

		9,224,145

Gas Utilities (1.3%)
Brookfield Infrastructure Corp., Class A	48,478	2,060,315
Chesapeake Utilities Corp.	9,050	1,172,428
New Jersey Resources Corp.	49,322	2,196,309
Northwest Natural Holding Co.	17,242	915,550
ONE Gas, Inc.	26,800	2,175,892
South Jersey Industries, Inc.	61,952	2,115,041
Southwest Gas Holdings, Inc.	32,936	2,868,067
Spire, Inc.	26,152	1,944,924

		15,448,526

Independent Power and Renewable Electricity Producers (0.4%)
Clearway Energy, Inc., Class A	15,400	492,338
Clearway Energy, Inc., Class C	41,982	1,462,653
Montauk Renewables, Inc.*	32,500	326,625
Ormat Technologies, Inc.	22,500	1,762,875
Sunnova Energy International, Inc. (x)*	44,700	823,821

		4,868,312

Multi-Utilities (0.5%)
Avista Corp.	37,099	1,614,177
Black Hills Corp.	34,819	2,533,779

NorthWestern Corp.	28,178	1,660,530
Unitil Corp.	4,900	287,728

		6,096,214

Water Utilities (0.5%)
American States Water Co.	21,158	1,724,588
Artesian Resources Corp., Class A	3,700	181,929
California Water Service Group	27,800	1,544,290
Global Water Resources, Inc.	1,400	18,494
Middlesex Water Co.	7,200	631,296
Pure Cycle Corp.*	1,000	10,540
SJW Group	15,000	936,150
York Water Co. (The)	3,300	133,419

		5,180,706

Total Utilities		40,817,903

Total Common Stocks (98.5%) (Cost $919,698,919)		1,150,626,856

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Achillion Pharmaceuticals, Inc., CVR (r)(x)*	82,700	28,531
Aduro Biotech, Inc., CVR (r)(x)*	11,260	—
Tobira Therapeutics, Inc., CVR (r)(x)*	2,288	—

		28,531

Pharmaceuticals (0.0%)†
Dova Pharmaceuticals, Inc., CVR (r)*	17,500	7,088
Zogenix, Inc., CVR (r)*	32,012	16,326

		23,414

Total Rights (0.0%)† (Cost $57,120)		51,945

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.3%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	15,000,000	15,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (5.3%)
Bank of Nova Scotia, 1.50%, dated 6/30/22, due 7/1/22, repurchase price $3,000,125, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.750%, maturing 7/5/22-2/15/46; total market value $3,060,000. (xx)	$3,000,000	3,000,000

See Notes to Financial Statements.

1334

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EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)

CF Secured LLC, 1.48%, dated 6/30/22, due 7/1/22, repurchase price $5,000,206, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.250%, maturing 9/30/23-11/15/40; total market value $5,100,210. (xx)	$5,000,000	$5,000,000
Deutsche Bank Securities, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $20,363,931, collateralized by various U.S. Government Agency Securities, ranging from 2.000%-4.000%, maturing 1/1/45-4/1/52; total market value $20,770,344. (xx)	20,363,082	20,363,082
MetLife, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $4,000,167, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-11/15/47; total market value $4,081,803. (xx)	4,000,000	4,000,000
National Bank of Canada, 1.70%, dated 6/30/22, due 7/7/22, repurchase price $5,001,653, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 11/3/22-2/15/51; total market value $5,514,035. (xx)	5,000,000	5,000,000
Societe Generale SA, 1.50%, dated 6/30/22, due 7/1/22, repurchase price $10,000,417, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-2.875%, maturing 10/31/23-2/15/32; total market value $10,203,833. (xx)	10,000,000	10,000,000
Societe Generale SA, 1.62%, dated 6/30/22, due 7/1/22, repurchase price $7,000,315, collateralized by various Common Stocks; total market value $7,779,606. (xx)	7,000,000	7,000,000

TD Prime Services LLC, 1.65%, dated 6/30/22, due 7/1/22, repurchase price $8,000,367, collateralized by various Common Stocks; total market value $8,862,176. (xx)	8,000,000	8,000,000

Total Repurchase Agreements		62,363,082

Total Short-Term Investments (6.6%) (Cost $77,363,082)		77,363,082

Total Investments in Securities (105.1%) (Cost $997,119,121)		1,228,041,883
Other Assets Less Liabilities (-5.1%)		(60,075,566)

Net Assets (100%)		$1,167,966,317

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2022, the market value of these securities amounted to $427,149 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $80,311,678. This was collateralized by $6,989,862 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 7/14/22 – 5/15/52 and by cash of $77,363,082 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	177	9/2022	USD	15,115,800	(1,095,424)

					(1,095,424)

See Notes to Financial Statements.

1335

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EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$32,500,580	$—	$—	$32,500,580
Consumer Discretionary	115,714,323	—	—	115,714,323
Consumer Staples	43,379,022	—	—	43,379,022
Energy	63,854,377	—	—	63,854,377
Financials	196,369,358	—	—	196,369,358
Health Care	194,364,549	—	62,582	194,427,131
Industrials	173,607,076	—	—	173,607,076
Information Technology	157,905,872	—	—	157,905,872
Materials	47,753,381	—	—	47,753,381
Real Estate	84,297,833	—	—	84,297,833
Utilities	40,817,903	—	—	40,817,903
Rights
Health Care	—	—	51,945	51,945
Short-Term Investments
Investment Company	15,000,000	—	—	15,000,000
Repurchase Agreements	—	62,363,082	—	62,363,082

Total Assets	$1,165,564,274	$62,363,082	$114,527	$1,228,041,883

Liabilities:
Futures	$(1,095,424)	$—	$—	$(1,095,424)

Total Liabilities	$(1,095,424)	$—	$—	$(1,095,424)

Total	$1,164,468,850	$62,363,082	$114,527	$1,226,946,459

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(1,095,424	)*

Total		$(1,095,424)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(3,300,780)	$(3,300,780)

Total	$(3,300,780)	$(3,300,780)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(1,253,247)	$(1,253,247)

Total	$(1,253,247)	$(1,253,247)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $14,051,000 during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$140,731,598
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$145,278,402

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$425,341,016
Aggregate gross unrealized depreciation	(200,008,471)

Net unrealized appreciation	$225,332,545

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,001,613,914

See Notes to Financial Statements.

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EQ/SMALL COMPANY INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $934,756,039)	$1,165,678,801
Repurchase Agreements (Cost $62,363,082)	62,363,082
Cash	15,233,945
Cash held as collateral at broker for futures	1,420,500
Receivable for securities sold	3,270,374
Dividends, interest and other receivables	1,192,408
Receivable for Portfolio shares sold	395,558
Securities lending income receivable	101,710
Other assets	13,576

Total assets	1,249,669,954

LIABILITIES
Payable for return of collateral on securities loaned	77,363,082
Due to Custodian	2,414,246
Payable for securities purchased	856,128
Payable for Portfolio shares redeemed	282,508
Investment management fees payable	249,269
Distribution fees payable - Class IB	210,371
Due to broker for futures variation margin	118,590
Administrative fees payable	92,064
Distribution fees payable - Class IA	23,267
Accrued expenses	94,112

Total liabilities	81,703,637

NET ASSETS	$1,167,966,317

Net assets were comprised of:
Paid in capital	$912,589,905
Total distributable earnings (loss)	255,376,412

Net assets	$1,167,966,317

Class IA
Net asset value, offering and redemption price per share, $109,075,138 / 10,975,412 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.94

Class IB
Net asset value, offering and redemption price per share, $985,887,989 / 99,100,604 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.95

Class K
Net asset value, offering and redemption price per share, $73,003,190 / 7,336,661 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.95

(x)	Includes value of securities on loan of $80,311,678.

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2022 (Unaudited)
INVESTMENT INCOME
Dividends (net of $11,185 foreign withholding tax)	$8,708,118
Interest	14,793
Securities lending (net)	418,322

Total income	9,141,233

EXPENSES
Investment management fees	1,652,111
Distribution fees - Class IB	1,392,125
Administrative fees	604,666
Distribution fees - Class IA	156,161
Custodian fees	44,466
Professional fees	42,933
Printing and mailing expenses	28,276
Trustees’ fees	20,695
Recoupment fees	3,972
Miscellaneous	119,230

Gross expenses	4,064,635
Less: Waiver from investment manager	(3,972)

Net expense	4,060,663

NET INVESTMENT INCOME (LOSS)	5,080,570

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	21,169,648
Futures contracts	(3,300,780)

Net realized gain (loss)	17,868,868

Change in unrealized appreciation (depreciation) on:
Investments in securities	(369,909,455)
Futures contracts	(1,253,247)

Net change in unrealized appreciation (depreciation)	(371,162,702)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(353,293,834)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(348,213,264)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,080,570	$7,709,459
Net realized gain (loss)	17,868,868	155,153,642
Net change in unrealized appreciation (depreciation)	(371,162,702)	44,074,089

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(348,213,264)	206,937,190

Distributions to shareholders:
Class IA	—	(15,583,316)
Class IB	—	(136,036,402)
Class K	—	(10,464,951)

Total distributions to shareholders	—	(162,084,669)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 373,082 and 2,198,608 shares, respectively ]	4,194,288	31,226,906
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,229,966 shares, respectively ]	—	15,583,316
Capital shares repurchased [ (693,088) and (2,044,658) shares, respectively ]	(7,910,096)	(29,052,399)

Total Class IA transactions	(3,715,808)	17,757,823

Class IB
Capital shares sold [ 4,315,869 and 6,941,139 shares, respectively ]	48,843,849	99,022,325
Capital shares issued in reinvestment of dividends and distributions [ 0 and 10,724,289 shares, respectively ]	—	136,036,402
Capital shares repurchased [ (4,032,563) and (11,530,605) shares, respectively ]	(45,908,981)	(164,052,429)

Total Class IB transactions	2,934,868	71,006,298

Class K
Capital shares sold [ 366,037 and 847,667 shares, respectively ]	4,113,283	12,101,587
Capital shares issued in reinvestment of dividends and distributions [ 0 and 825,803 shares, respectively ]	—	10,464,951
Capital shares repurchased [ (477,714) and (1,258,217) shares, respectively ]	(5,450,351)	(18,022,367)

Total Class K transactions	(1,337,068)	4,544,171

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,118,008)	93,308,292

TOTAL INCREASE (DECREASE) IN NET ASSETS	(350,331,272)	138,160,813
NET ASSETS:
Beginning of period	1,518,297,589	1,380,136,776

End of period	$1,167,966,317	$1,518,297,589

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IA			2021		2020	2019	2018	2017
Net asset value, beginning of period	$12.90		$12.58		$10.97	$9.43	$11.86	$11.36

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.07	(aa)	0.05	0.10	0.10	0.11
Net realized and unrealized gain (loss)	(3.00)		1.78		2.10	2.26	(1.38)	1.46

Total from investment operations	(2.96)		1.85		2.15	2.36	(1.28)	1.57

Less distributions:
Dividends from net investment income	—		(0.09)		(0.11)	(0.11)	(0.11)	(0.12)
Distributions from net realized gains	—		(1.44)		(0.43)	(0.70)	(1.04)	(0.95)
Return of capital	—		—		—	(0.01)	—	—

Total dividends and distributions	—		(1.53)		(0.54)	(0.82)	(1.15)	(1.07)

Net asset value, end of period	$9.94		$12.90		$12.58	$10.97	$9.43	$11.86

Total return (b)	(22.95)%		15.02%		19.74%	25.25%	(11.34)%	13.96%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$109,075		$145,754		$124,684	$113,909	$102,582	$114,942
Ratio of expenses to average net assets:
After waivers (a)(f)	0.63%		0.62%		0.64%	0.63%	0.64%	0.63%
Before waivers (a)(f)	0.63%		0.62%		0.64%	0.63%	0.64%	0.63%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.75%		0.49	%(bb)	0.51%	0.92%	0.84%	0.90%
Before waivers (a)(f)	0.75%		0.49	%(bb)	0.51%	0.92%	0.84%	0.90%
Portfolio turnover rate^	11	%(z)	16%		17%	14%	15%	18%

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021		2020	2019	2018	2017
Net asset value, beginning of period	$12.92		$12.59		$10.98	$9.44	$11.87	$11.36

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.07	(aa)	0.05	0.10	0.10	0.11
Net realized and unrealized gain (loss)	(3.01)		1.79		2.10	2.26	(1.38)	1.47

Total from investment operations	(2.97)		1.86		2.15	2.36	(1.28)	1.58

Less distributions:
Dividends from net investment income	—		(0.09)		(0.11)	(0.11)	(0.11)	(0.12)
Distributions from net realized gains	—		(1.44)		(0.43)	(0.70)	(1.04)	(0.95)
Return of capital	—		—		—	(0.01)	—	—

Total dividends and distributions	—		(1.53)		(0.54)	(0.82)	(1.15)	(1.07)

Net asset value, end of period	$9.95		$12.92		$12.59	$10.98	$9.44	$11.87

Total return (b)	(22.99)%		15.10%		19.73%	25.22%	(11.33)%	14.05%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$985,888		$1,276,432		$1,166,992	$1,016,600	$846,806	$1,013,833
Ratio of expenses to average net assets:
After waivers (a)(f)	0.63%		0.62%		0.64%	0.63%	0.64%	0.63%
Before waivers (a)(f)	0.63%		0.62%		0.64%	0.63%	0.64%	0.63%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.75%		0.49	%(bb)	0.51%	0.92%	0.84%	0.90%
Before waivers (a)(f)	0.75%		0.49	%(bb)	0.51%	0.92%	0.84%	0.90%
Portfolio turnover rate^	11	%(z)	16%		17%	14%	15%	18%

See Notes to Financial Statements.

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EQ/SMALL COMPANY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021		2020	2019	2018	2017
Net asset value, beginning of period	$12.90		$12.58		$10.96	$9.43	$11.85	$11.35

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.10	(aa)	0.08	0.13	0.13	0.14
Net realized and unrealized gain (loss)	(3.01)		1.78		2.10	2.25	(1.37)	1.46

Total from investment operations	(2.95)		1.88		2.18	2.38	(1.24)	1.60

Less distributions:
Dividends from net investment income	—		(0.12)		(0.13)	(0.14)	(0.14)	(0.15)
Distributions from net realized gains	—		(1.44)		(0.43)	(0.70)	(1.04)	(0.95)
Return of capital	—		—		—	(0.01)	—	—

Total dividends and distributions	—		(1.56)		(0.56)	(0.85)	(1.18)	(1.10)

Net asset value, end of period	$9.95		$12.90		$12.58	$10.96	$9.43	$11.85

Total return (b)	(22.87)%		15.30%		20.08%	25.44%	(11.01)%	14.24%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$73,003		$96,112		$88,460	$69,453	$54,023	$60,084
Ratio of expenses to average net assets:
After waivers (a)(f)	0.38%		0.37%		0.39%	0.38%	0.39%	0.38%
Before waivers (a)(f)	0.38%		0.37%		0.39%	0.38%	0.39%	0.38%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.00%		0.73	%(bb)	0.76%	1.18%	1.09%	1.15%
Before waivers (a)(f)	1.00%		0.73	%(bb)	0.76%	1.18%	1.09%	1.15%
Portfolio turnover rate^	11	%(z)	16%		17%	14%	15%	18%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.06, $0.06 and $0.09 for Class IA, Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.08% lower.

See Notes to Financial Statements.

1341

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Information Technology	44.8%
Consumer Discretionary	22.5
Communication Services	14.0
Health Care	12.8
Industrials	4.4
Repurchase Agreements	3.1
Investment Companies	0.5
Financials	0.2
Cash and Other	(2.3)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.
Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IA
Actual	$1,000.00	$644.30	$4.08
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class IB
Actual	1,000.00	644.40	4.08
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class K
Actual	1,000.00	645.10	3.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.00%, 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1342

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (14.0%)
Entertainment (2.8%)
Activision Blizzard, Inc.	129,061	$10,048,689
Netflix, Inc.*	58,752	10,273,962
Sea Ltd. (ADR)*	250,432	16,743,884
Spotify Technology SA*	113,929	10,689,958

		47,756,493

Interactive Media & Services (11.2%)
Alphabet, Inc., Class A*	37,096	80,841,829
Alphabet, Inc., Class C*	31,588	69,097,171
Match Group, Inc.*	150,880	10,514,827
Meta Platforms, Inc., Class A*	101,073	16,298,021
Snap, Inc., Class A*	832,956	10,936,712

		187,688,560

Total Communication Services		235,445,053

Consumer Discretionary (22.5%)
Automobiles (6.1%)
Ferrari NV(x)	99,477	18,252,040
Rivian Automotive, Inc., Class A (x)*	1,798,922	46,304,252
Tesla, Inc.*	55,929	37,663,707

		102,219,999

Hotels, Restaurants & Leisure (3.8%)
Airbnb, Inc., Class A*	8,993	801,097
Booking Holdings, Inc.*	7,369	12,888,307
Chipotle Mexican Grill, Inc.*	15,309	20,012,843
Expedia Group, Inc.*	104,876	9,945,391
Las Vegas Sands Corp.*	312,709	10,503,895
Wynn Resorts Ltd.*	165,673	9,440,048

		63,591,581

Internet & Direct Marketing Retail (9.9%)
Amazon.com, Inc.*	1,432,860	152,184,061
Coupang, Inc.*	449,875	5,735,906
DoorDash, Inc., Class A*	139,185	8,931,501

		166,851,468

Leisure Products (0.2%)
Peloton Interactive, Inc., Class A*	377,507	3,465,514

Specialty Retail (1.9%)
Carvana Co. (x)*	108,585	2,451,849
Floor & Decor Holdings, Inc., Class A*	69,082	4,349,403
Ross Stores, Inc.	362,241	25,440,186

		32,241,438

Textiles, Apparel & Luxury Goods (0.6%)
Lululemon Athletica, Inc.*	34,440	9,388,688

Total Consumer Discretionary		377,758,688

Financials (0.2%)
Capital Markets (0.2%)
MarketAxess Holdings, Inc.	12,787	3,273,600

Total Financials		3,273,600

Health Care (12.8%)
Biotechnology (0.7%)
Argenx SE (ADR)*	30,559	11,578,194

Health Care Equipment & Supplies (3.3%)
Align Technology, Inc.*	35,848	8,484,146
Insulet Corp.*	22,074	4,810,808
Intuitive Surgical, Inc.*	119,044	23,893,321
Stryker Corp.	88,075	17,520,760

		54,709,035

Health Care Providers & Services (6.2%)
Cigna Corp.	53,227	14,026,379
HCA Healthcare, Inc.	37,986	6,383,927
Humana, Inc.	36,016	16,858,009
UnitedHealth Group, Inc.	128,673	66,090,313

		103,358,628

Life Sciences Tools & Services (0.6%)
Avantor, Inc.*	344,853	10,724,928

Pharmaceuticals (2.0%)
AstraZeneca plc (ADR)	87,804	5,801,210
Eli Lilly and Co.	86,054	27,901,289

		33,702,499

Total Health Care		214,073,284

Industrials (4.4%)
Aerospace & Defense (0.8%)
Airbus SE	132,267	12,987,006

Air Freight & Logistics (1.0%)
FedEx Corp.	76,373	17,314,523

Commercial Services & Supplies (0.3%)
Cintas Corp.	14,509	5,419,547

Electrical Equipment (0.7%)
Generac Holdings, Inc.*	52,233	10,999,225

Professional Services (1.1%)
TransUnion	152,578	12,204,714
Verisk Analytics, Inc.	30,690	5,312,132

		17,516,846

Road & Rail (0.5%)
Old Dominion Freight Line, Inc.	35,090	8,992,865

Total Industrials		73,230,012

Information Technology (44.8%)
Electronic Equipment, Instruments & Components (1.2%)
Teledyne Technologies, Inc.*	56,072	21,033,168

IT Services (8.4%)
Block, Inc., Class A*	38,256	2,351,214
Block, Inc. *	92,875	5,723,085
Fiserv, Inc.*	235,802	20,979,304
Global Payments, Inc.	87,146	9,641,834
Mastercard, Inc., Class A	123,505	38,963,357
MongoDB, Inc.*	35,132	9,116,754
Snowflake, Inc., Class A*	50,723	7,053,540
Twilio, Inc., Class A*	30,672	2,570,620
Visa, Inc., Class A	226,204	44,537,306

		140,937,014

Semiconductors & Semiconductor Equipment (5.2%)
Advanced Micro Devices, Inc.*	275,617	21,076,432
ASML Holding NV (Registered) (NYRS)	62,661	29,819,117
NVIDIA Corp.	238,534	36,159,369

		87,054,918

See Notes to Financial Statements.

1343

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

Software (22.9%)
Atlassian Corp. plc, Class A*	57,241	$10,726,963
Bill.com Holdings, Inc.*	39,767	4,371,984
Black Knight, Inc.*	243,568	15,926,912
Ceridian HCM Holding, Inc.*	93,509	4,402,404
Datadog, Inc., Class A*	67,859	6,462,891
HashiCorp, Inc., Class A (x)*	32,358	952,619
Intuit, Inc.	104,170	40,151,285
Microsoft Corp.	805,531	206,884,527
Monday.com Ltd. (x)*	23,368	2,410,643
Roper Technologies, Inc.	39,591	15,624,588
Salesforce, Inc.*	191,707	31,639,323
SentinelOne, Inc., Class A (x)*	280,873	6,552,767
ServiceNow, Inc.*	63,186	30,046,207
Trade Desk, Inc. (The), Class A*	179,297	7,510,751

		383,663,864

Technology Hardware, Storage & Peripherals (7.1%)
Apple, Inc.	869,597	118,891,302

Total Information Technology		751,580,266

Total Common Stocks (98.7%) (Cost $1,156,200,180)		1,655,360,903

SHORT-TERM INVESTMENTS:
Investment Companies (0.5%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	5,000,000	5,000,000
JPMorgan Prime Money Market Fund, IM Shares	2,590,721	2,591,240

Total Investment Companies		7,591,240

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.1%)
CF Secured LLC, 1.48%, dated 6/30/22, due 7/1/22, repurchase price $2,000,082, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.250%, maturing 9/30/23-11/15/40; total market value $2,040,084. (xx)	$2,000,000	2,000,000
Deutsche Bank Securities, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $22,084,641, collateralized by various U.S. Government Agency Securities, ranging from 2.000%-4.000%, maturing 1/1/45-4/1/52; total market value $22,525,395. (xx)	22,083,720	22,083,720
MetLife, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $15,000,625, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-11/15/47; total market value $15,306,760. (xx)	15,000,000	15,000,000

National Bank of Canada, 1.70%, dated 6/30/22, due 7/7/22, repurchase price $5,101,686, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 11/3/22-2/15/51; total market value $5,624,315. (xx)	5,100,000	5,100,000
Societe Generale SA, 1.50%, dated 6/30/22, due 7/1/22, repurchase price $5,000,208, collateralized by various U.S. Government Treasury Securities, ranging from 1.125%-2.875%, maturing 10/31/23-2/15/32; total market value $5,101,917. (xx)	5,000,000	5,000,000
Societe Generale SA, 1.51%, dated 6/30/22, due 7/7/22, repurchase price $1,000,294, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.807%, maturing 10/11/22-4/30/24; total market value $1,020,000. (xx)	1,000,000	1,000,000
Societe Generale SA, 1.62%, dated 6/30/22, due 7/1/22, repurchase price $200,009, collateralized by various Common Stocks; total market value $222,274. (xx)	200,000	200,000
TD Prime Services LLC, 1.65%, dated 6/30/22, due 7/1/22, repurchase price $2,400,110, collateralized by various Common Stocks; total market value $2,658,653. (xx)	2,400,000	2,400,000

Total Repurchase Agreements		52,783,720

Total Short-Term Investments (3.6%) (Cost $60,374,701)		60,374,960

Total Investments in Securities (102.3%) (Cost $1,216,574,881)		1,715,735,863
Other Assets Less Liabilities (-2.3%)		(37,935,552)

Net Assets (100%)		$1,677,800,311

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $55,347,166. This was collateralized by $19,921 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 7/14/22 - 5/15/52 and by cash of $57,783,720 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CRDI	— CREST Depository Interest
NYRS	— New York Registry Shares

See Notes to Financial Statements.

1344

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$235,445,053	$—	$—	$235,445,053
Consumer Discretionary	377,758,688	—	—	377,758,688
Financials	3,273,600	—	—	3,273,600
Health Care	214,073,284	—	—	214,073,284
Industrials	60,243,006	12,987,006	—	73,230,012
Information Technology	745,857,181	5,723,085	—	751,580,266
Short-Term Investments
Investment Companies	7,591,240	—	—	7,591,240
Repurchase Agreements	—	52,783,720	—	52,783,720

Total Assets	$1,644,242,052	$71,493,811	$—	$1,715,735,863

Total Liabilities	$—	$—	$—	$—

Total	$1,644,242,052	$71,493,811	$—	$1,715,735,863

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$493,063,509
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$419,116,708

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$742,637,075
Aggregate gross unrealized depreciation	(244,527,471)

Net unrealized appreciation	$498,109,604

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,217,626,259

For the six months ended June 30, 2022, the Portfolio incurred approximately $28 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

1345

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EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $1,163,791,161)	$1,662,952,143
Repurchase Agreements (Cost $52,783,720)	52,783,720
Cash	32,698,000
Foreign cash (Cost $1,879)	1,902
Receivable for Portfolio shares sold	353,075
Dividends, interest and other receivables	190,629
Securities lending income receivable	25,698
Other assets	20,342

Total assets	1,749,025,509

LIABILITIES
Payable for return of collateral on securities loaned	57,783,720
Payable for securities purchased	10,994,820
Payable for Portfolio shares redeemed	1,024,097
Investment management fees payable	906,940
Distribution fees payable – Class IB	271,375
Administrative fees payable	132,051
Distribution fees payable – Class IA	40,597
Accrued expenses	71,598

Total liabilities	71,225,198

NET ASSETS	$1,677,800,311

Net assets were comprised of:
Paid in capital	$1,147,239,395
Total distributable earnings (loss)	530,560,916

Net assets	$1,677,800,311

Class IA
Net asset value, offering and redemption price per share, $189,491,324 / 3,877,894 shares outstanding (unlimited amount authorized: $0.01 par value)	$48.86

Class IB
Net asset value, offering and redemption price per share, $1,270,422,914 / 26,389,700 shares outstanding (unlimited amount authorized: $0.01 par value)	$48.14

Class K
Net asset value, offering and redemption price per share, $217,886,073 / 4,315,895 shares outstanding (unlimited amount authorized: $0.01 par value)	$50.48

(x)	Includes value of securities on loan of $55,347,166.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (net of $84,194 foreign withholding tax)	$3,840,406
Interest	28,776
Securities lending (net)	217,923

Total income	4,087,105

EXPENSES
Investment management fees	7,203,312
Distribution fees – Class IB	1,933,386
Administrative fees	925,780
Distribution fees – Class IA	298,916
Professional fees	55,273
Custodian fees	40,168
Printing and mailing expenses	39,566
Trustees’ fees	32,929
Miscellaneous	23,494

Gross expenses	10,552,824
Less: Waiver from investment manager	(753,372)

Net expenses	9,799,452

NET INVESTMENT INCOME (LOSS)	(5,712,347)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(12,832,322)
Foreign currency transactions	(5,411)

Net realized gain (loss)	(12,837,733)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(888,338,086)
Foreign currency translations	(78)

Net change in unrealized appreciation (depreciation)	(888,338,164)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(901,175,897)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(906,888,244)

See Notes to Financial Statements.

1346

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EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(5,712,347)	$(15,451,177)
Net realized gain (loss)	(12,837,733)	252,132,385
Net change in unrealized appreciation (depreciation)	(888,338,164)	75,782,273

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(906,888,244)	312,463,481

Distributions to shareholders:
Class IA	—	(26,165,238)
Class IB	—	(166,630,855)
Class K	—	(21,396,653)

Total distributions to shareholders	—	(214,192,746)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 114,814 and 301,771 shares, respectively ]	6,775,728	23,050,695
Capital shares issued in reinvestment of distributions [ 0 and 344,158 shares, respectively ]	—	26,165,238
Capital shares repurchased [ (322,351) and (503,941) shares, respectively ]	(19,402,115)	(39,516,099)

Total Class IA transactions	(12,626,387)	9,699,834

Class IB
Capital shares sold [ 1,122,104 and 1,647,142 shares, respectively ]	65,912,873	126,781,177
Capital shares issued in reinvestment of distributions [ 0 and 2,224,507 shares, respectively ]	—	166,630,855
Capital shares repurchased [ (874,739) and (1,674,941) shares, respectively ]	(51,472,145)	(129,480,740)

Total Class IB transactions	14,440,728	163,931,292

Class K
Capital shares sold [ 1,280,683 and 145,410 shares, respectively ]	77,780,902	11,706,552
Capital shares issued in reinvestment of dividends and distributions [ 0 and 272,865 shares, respectively ]	—	21,396,653
Capital shares repurchased [ (287,034) and (543,144) shares, respectively ]	(17,792,504)	(44,073,842)

Total Class K transactions	59,988,398	(10,970,637)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	61,802,739	162,660,489

TOTAL INCREASE (DECREASE) IN NET ASSETS	(845,085,505)	260,931,224
NET ASSETS:
Beginning of period	2,522,885,816	2,261,954,592

End of period	$1,677,800,311	$2,522,885,816

See Notes to Financial Statements.

1347

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IA			2021	2020	2019	2018		2017
Net asset value, beginning of period	$75.83		$72.72	$54.83	$42.80	$47.14		$38.42

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.18)		(0.52)	(0.27)	(0.10)	(0.01	)(1)	(0.03)
Net realized and unrealized gain (loss)	(26.79)		10.52	20.21	13.37	(0.47)		12.82

Total from investment operations	(26.97)		10.00	19.94	13.27	(0.48)		12.79

Less distributions:
Distributions from net realized gains	—		(6.89)	(2.05)	(1.24)	(3.86)		(4.07)

Net asset value, end of period	$48.86		$75.83	$72.72	$54.83	$42.80		$47.14

Total return (b)	(35.57)%		13.83%	36.54%	31.11%	(1.61)%		33.35%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$189,491		$309,813	$286,784	$227,232	$165,111		$167,855
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%		1.00%	1.00%	1.00%	1.00%		1.03%
Before waivers (a)(f)	1.07%		1.06%	1.08%	1.10%	1.11%		1.12%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.60)%		(0.66)%	(0.45)%	(0.20)%	(0.02	)%(aa)	(0.06)%
Before waivers (a)(f)	(0.67)%		(0.72)%	(0.53)%	(0.30)%	(0.12	)%(aa)	(0.15)%
Portfolio turnover rate^	20	%(z)	29%	38%	30%	45%		56%

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021	2020	2019	2018		2017
Net asset value, beginning of period	$74.71		$71.74	$54.10	$42.25	$46.58		$38.00

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.18)		(0.51)	(0.27)	(0.10)	(0.01	)(1)	(0.03)
Net realized and unrealized gain (loss)	(26.39)		10.37	19.96	13.19	(0.46)		12.68

Total from investment operations	(26.57)		9.86	19.69	13.09	(0.47)		12.65

Less distributions:
Distributions from net realized gains	—		(6.89)	(2.05)	(1.24)	(3.86)		(4.07)

Net asset value, end of period	$48.14		$74.71	$71.74	$54.10	$42.25		$46.58

Total return (b)	(35.56)%		13.82%	36.57%	31.09%	(1.60)%		33.35%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,270,423		$1,953,107	$1,717,802	$1,264,017	$942,026		$917,062
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%		1.00%	1.00%	1.00%	1.00%		1.03%
Before waivers (a)(f)	1.07%		1.06%	1.08%	1.10%	1.11%		1.12%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.60)%		(0.66)%	(0.45)%	(0.20)%	(0.01	)%(aa)	(0.06)%
Before waivers (a)(f)	(0.67)%		(0.72)%	(0.54)%	(0.30)%	(0.12	)%(aa)	(0.15)%
Portfolio turnover rate^	20	%(z)	29%	38%	30%	45%		56%

See Notes to Financial Statements.

1348

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EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021	2020	2019	2018		2017
Net asset value, beginning of period	$78.25		$74.66	$56.11	$43.67	$47.95		$38.93

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.10)		(0.33)	(0.12)	0.02	0.11	(1)	0.08
Net realized and unrealized gain (loss)	(27.67)		10.81	20.72	13.66	(0.48)		13.01

Total from investment operations	(27.77)		10.48	20.60	13.68	(0.37)		13.09

Less distributions:
Dividends from net investment income	—		— #	— #	—	(0.05)		—
Distributions from net realized gains	—		(6.89)	(2.05)	(1.24)	(3.86)		(4.07)

Total dividends and distributions	—		(6.89)	(2.05)	(1.24)	(3.91)		(4.07)

Net asset value, end of period	$50.48		$78.25	$74.66	$56.11	$43.67		$47.95

Total return (b)	(35.49)%		14.11%	36.88%	31.43%	(1.36)%		33.69%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$217,886		$259,966	$257,368	$222,399	$198,399		$249,133
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75%		0.75%	0.75%	0.75%	0.75%		0.78%
Before waivers (a)(f)	0.82%		0.81%	0.83%	0.85%	0.86%		0.87%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.34)%		(0.41)%	(0.20)%	0.04%	0.21	%(aa)	0.18%
Before waivers (a)(f)	(0.41)%		(0.47)%	(0.28)%	(0.06)%	0.11	%(aa)	0.10%
Portfolio turnover rate^	20	%(z)	29%	38%	30%	45%		56%
#	Per share amount is less than $0.005.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.06), $(0.05) and $0.06 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.11% lower.

See Notes to Financial Statements.

1349

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Health Care	98.7%
Repurchase Agreements	3.4
Industrials	0.3
Consumer Discretionary	0.2
Financials	0.2
Information Technology	0.1
Materials	0.0 #
Cash and Other	(2.9)

100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$807.90	$5.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.84	6.01

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.20%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1350

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EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (0.2%)
Specialty Retail (0.2%)
Warby Parker, Inc., Class A (x)*	31,292	$352,348

Total Consumer Discretionary		352,348

Financials (0.2%)
Capital Markets (0.2%)
BCLS Acquisition Corp., Class A*	8,220	81,378
Health Sciences Acquisitions Corp. 2 (x)*	9,046	90,098
Revolution Healthcare Acquisition Corp.*	15,685	153,086

Total Financials		324,562

Health Care (98.7%)
Biotechnology (26.4%)
Aadi Bioscience, Inc. (x)*	1,765	21,745
AbbVie, Inc.	26,962	4,129,500
ACADIA Pharmaceuticals, Inc.*	17,885	252,000
Adagio Therapeutics, Inc. (x)*	4,300	14,104
ADC Therapeutics SA*	16,676	132,574
Agios Pharmaceuticals, Inc.*	7,387	163,770
Alector, Inc.*	8,716	88,555
Allakos, Inc.*	5,850	18,310
Allogene Therapeutics, Inc. (x)*	26,259	299,353
Alnylam Pharmaceuticals, Inc.*	17,427	2,541,728
Apellis Pharmaceuticals, Inc.*	14,287	646,058
Argenx SE (ADR)*	10,963	4,153,661
Ascendis Pharma A/S (ADR)*	10,258	953,584
Avidity Biosciences, Inc.*	18,014	261,743
BeiGene Ltd. (ADR)*	2,324	376,139
Bicycle Therapeutics plc (ADR) (x)*	3,976	66,717
Biogen, Inc.*	3,831	781,294
BioMarin Pharmaceutical, Inc.*	3,800	314,906
BioNTech SE (ADR)(x)	12,196	1,818,424
Blueprint Medicines Corp.*	8,969	453,024
Burning Rock Biotech Ltd. (ADR)*	8,454	24,601
C4 Therapeutics, Inc. (x)*	10,181	76,765
Celldex Therapeutics, Inc.*	8,645	233,069
Centessa Pharmaceuticals plc (ADR) (x)*	12,694	61,820
Cerevel Therapeutics Holdings, Inc. (x)*	22,903	605,555
CRISPR Therapeutics AG (x)*	4,270	259,488
Cytokinetics, Inc.*	5,325	209,219
Day One Biopharmaceuticals, Inc. (x)*	8,665	155,103
Deciphera Pharmaceuticals, Inc.*	1,400	18,410
Denali Therapeutics, Inc.*	19,300	567,999
Design Therapeutics, Inc. (x)*	9,493	132,902
Enanta Pharmaceuticals, Inc.*	2,500	118,175
Entrada Therapeutics, Inc.*	7,950	96,831
EQRx, Inc. (x)*	29,378	137,783
Exact Sciences Corp.*	17,836	702,560
Exelixis, Inc.*	37,940	789,911
Exscientia plc (ADR) (x)*	2,858	31,124
Fate Therapeutics, Inc. (x)*	14,816	367,140
F-star Therapeutics, Inc.*	8,823	55,232
Generation Bio Co. (x)*	30,137	197,699
Genmab A/S*	3,825	1,240,720
Global Blood Therapeutics, Inc.*	4,532	144,797

Ideaya Biosciences, Inc. (x)*	11,489	158,548
IGM Biosciences, Inc. (x)*	6,624	119,431
Imago Biosciences, Inc. (x)*	8,805	117,899
Immuneering Corp., Class A*	22,529	121,882
Immunocore Holdings plc (ADR) (x)*	4,373	163,157
Incyte Corp.*	18,930	1,438,112
Insmed, Inc.*	32,647	643,799
Intellia Therapeutics, Inc.*	5,174	267,806
Ionis Pharmaceuticals, Inc.*	20,581	761,909
Iovance Biotherapeutics, Inc.*	25,319	279,522
IVERIC bio, Inc.*	18,915	181,962
Karuna Therapeutics, Inc.*	5,103	645,581
Kodiak Sciences, Inc. (x)*	10,824	82,695
Kronos Bio, Inc. (x)*	1,672	6,086
Kymera Therapeutics, Inc.*	10,725	211,175
Legend Biotech Corp. (ADR) (x)*	5,956	327,580
LianBio (ADR) (x)*	21,401	46,226
Lyell Immunopharma, Inc. (x)*	26,225	170,987
MeiraGTx Holdings plc*	6,898	52,218
Mirati Therapeutics, Inc.*	4,843	325,111
Moderna, Inc.*	18,652	2,664,438
Monte Rosa Therapeutics, Inc. (x)*	20,464	197,887
MoonLake Immunotherapeutics (x)*	5,068	26,607
Morphic Holding, Inc.*	4,604	99,907
Neurocrine Biosciences, Inc.*	4,777	465,662
Nurix Therapeutics, Inc. (x)*	10,789	136,697
Pardes Biosciences, Inc.*	20,172	61,928
Prelude Therapeutics, Inc.*	2,700	14,094
Prothena Corp. plc*	10,478	284,478
PTC Therapeutics, Inc.*	6,403	256,504
RAPT Therapeutics, Inc.*	12,367	225,698
Regeneron Pharmaceuticals, Inc.*	6,415	3,792,099
REGENXBIO, Inc.*	2,900	71,630
Relay Therapeutics, Inc. (x)*	14,227	238,302
Repare Therapeutics, Inc. (x)*	2,000	27,980
Replimune Group, Inc. (x)*	17,173	300,184
REVOLUTION Medicines, Inc. (x)*	13,727	267,539
Rocket Pharmaceuticals, Inc.*	7,422	102,127
Sage Therapeutics, Inc.*	9,728	314,214
Sana Biotechnology, Inc. (x)*	20,331	130,728
Sarepta Therapeutics, Inc.*	6,830	511,977
Scholar Rock Holding Corp.*	20,941	114,966
Seagen, Inc.*	7,230	1,279,276
Senti Biosciences, Inc. (x)*	13,193	25,924
SpringWorks Therapeutics, Inc. (x)*	3,927	96,683
Stoke Therapeutics, Inc.*	6,584	86,975
Tenaya Therapeutics, Inc. (x)*	14,357	80,830
Twist Bioscience Corp.*	5,642	197,244
Ultragenyx Pharmaceutical, Inc.*	20,626	1,230,547
uniQure NV*	7,835	146,044
United Therapeutics Corp.*	831	195,817
Vertex Pharmaceuticals, Inc.*	17,225	4,853,833
Voyager Therapeutics, Inc. (x)*	7,300	43,143
Xencor, Inc.*	12,473	341,386
Zai Lab Ltd. (ADR)*	6,723	233,154
Zentalis Pharmaceuticals, Inc. (x)*	9,570	268,917

		49,221,197

Health Care Equipment & Supplies (16.1%)
Alcon, Inc.	12,501	873,248
Align Technology, Inc.*	901	213,240
AtriCure, Inc.*	3,836	156,739

See Notes to Financial Statements.

1351

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

Becton Dickinson and Co.	14,208	$3,502,698
Cooper Cos., Inc. (The)	2,785	872,039
Dexcom, Inc.*	13,580	1,012,117
Hologic, Inc.*	39,032	2,704,918
Inari Medical, Inc.*	4,066	276,447
Insulet Corp.*	4,754	1,036,087
Intuitive Surgical, Inc.*	26,846	5,388,261
iRhythm Technologies, Inc.*	5,153	556,679
Lantheus Holdings, Inc.*	8,502	561,387
Masimo Corp.*	1,664	217,435
Nevro Corp.*	3,798	166,466
Novocure Ltd.*	16,466	1,144,387
Penumbra, Inc.*	7,319	911,362
PROCEPT BioRobotics Corp. (x)*	13,235	432,652
QuidelOrtho Corp.*	8,323	808,829
Sartorius AG (Preference) (q)	2,812	982,250
Shockwave Medical, Inc.*	11,510	2,200,367
STERIS plc	3,029	624,428
Stryker Corp.	19,077	3,794,988
Teleflex, Inc.	4,228	1,039,454
Zimmer Biomet Holdings, Inc.	6,211	652,528

		30,129,006

Health Care Providers & Services (20.3%)
Agiliti, Inc. (x)*	13,721	281,418
agilon health, Inc. (x)*	8,831	192,781
Alignment Healthcare, Inc. (x)*	20,187	230,334
Centene Corp.*	53,154	4,497,360
Cigna Corp.	9,416	2,481,304
Elevance Health, Inc.	10,465	5,050,200
Guardant Health, Inc.*	11,118	448,500
HCA Healthcare, Inc.	7,423	1,247,509
Humana, Inc.	9,123	4,270,203
Molina Healthcare, Inc.*	8,409	2,351,240
Oak Street Health, Inc. (x)*	6,994	114,981
Option Care Health, Inc.*	8,301	230,685
Sema4 Holdings Corp. (x)*	24,540	30,920
Surgery Partners, Inc. (x)*	6,326	182,948
UnitedHealth Group, Inc.	31,654	16,258,443

		37,868,826

Health Care Technology (1.8%)
Certara, Inc.*	8,627	185,135
Doximity, Inc., Class A (x)*	22,857	795,881
M3, Inc.	5,100	146,732
Phreesia, Inc. (x)*	6,636	165,966
Sophia Genetics SA (x)*	18,167	65,765
Veeva Systems, Inc., Class A*	10,267	2,033,277

		3,392,756

Life Sciences Tools & Services (17.1%)
10X Genomics, Inc., Class A*	8,468	383,177
Adaptive Biotechnologies Corp.*	17,654	142,821
Agilent Technologies, Inc.	26,911	3,196,219
Avantor, Inc.*	54,153	1,684,158
Bio-Techne Corp.	1,276	442,313
Bruker Corp.	24,059	1,509,943
Charles River Laboratories International, Inc.*	3,351	717,013
Danaher Corp.	28,851	7,314,305
Evotec SE*	10,045	242,295
Illumina, Inc.*	1,752	322,999

Lonza Group AG (Registered)	491	261,813
Maravai LifeSciences Holdings, Inc., Class A*	9,647	274,071
Mettler-Toledo International, Inc.*	579	665,138
Olink Holding AB (ADR)*	30,591	464,983
Pacific Biosciences of California, Inc. (x)*	35,028	154,824
Quanterix Corp.*	8,400	135,996
Rapid Micro Biosystems, Inc., Class A*	12,042	51,781
Repligen Corp.*	2,533	411,359
Seer, Inc. (x)*	19,184	171,697
SomaLogic, Inc. (x)*	46,035	208,078
Thermo Fisher Scientific, Inc.	18,493	10,046,877
Waters Corp.*	1,915	633,827
West Pharmaceutical Services, Inc.	6,866	2,076,072
Wuxi Biologics Cayman, Inc. (m)*	45,000	414,520

		31,926,279

Pharmaceuticals (17.0%)
Arvinas, Inc.*	7,525	316,727
Astellas Pharma, Inc.	23,000	358,355
AstraZeneca plc (ADR)	97,223	6,423,524
Bayer AG (Registered)	5,931	352,381
Catalent, Inc.*	12,666	1,358,935
CinCor Pharma, Inc. (x)*	8,344	157,201
Daiichi Sankyo Co. Ltd.	58,300	1,471,713
DICE Therapeutics, Inc. (x)*	11,230	174,290
Elanco Animal Health, Inc.*	12,213	239,741
Eli Lilly and Co.	25,479	8,261,056
Longboard Pharmaceuticals, Inc. (x)*	4,498	13,899
Merck & Co., Inc.	47,159	4,299,486
Novo Nordisk A/S, Class B	4,182	464,166
Pfizer, Inc.	91,616	4,803,427
Relmada Therapeutics, Inc. (x)*	1,600	30,384
Roche Holding AG	3,855	1,286,906
Royalty Pharma plc, Class A	21,021	883,723
Theseus Pharmaceuticals, Inc. (x)*	14,238	78,736
Tricida, Inc. (x)*	1,905	18,440
Zoetis, Inc.	4,861	835,557

		31,828,647

Total Health Care		184,366,711

Industrials (0.3%)
Industrial Conglomerates (0.3%)
General Electric Co.	8,623	549,026

Total Industrials		549,026

Information Technology (0.1%)
Electronic Equipment, Instruments & Components (0.1%)
Shimadzu Corp.	4,700	148,758

Total Information Technology		148,758

Materials (0.0%)†
Chemicals (0.0%)†
Ginkgo Bioworks Holdings, Inc. (x)*	53,863	128,194

Total Materials		128,194

Total Common Stocks (99.5%) (Cost $150,819,546)		185,869,599

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Lantheus Holdings, Inc., CVR (r)(x)* (Cost $—)	13,100	10,400

See Notes to Financial Statements.

1352

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Warrants	Value (Note 1)

WARRANTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
EQRx, Inc., expiring 12/20/26*	3,127	$2,675

Health Care Providers & Services (0.0%)†
Sema4 Holdings Corp., expiring 9/24/27*	3,332	1,083

Life Sciences Tools & Services (0.0%)†
SomaLogic, Inc., expiring 8/31/26*	1,418	1,078

Total Health Care		4,836

Total Warrants (0.0%)† (Cost $—)		4,836

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (3.4%)
Deutsche Bank Securities, Inc., 1.45%, dated 6/30/22, due 7/1/22, repurchase price $4,631,992, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $4,724,441. (xx)	$4,631,805	4,631,805
MetLife, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $1,000,042, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-11/15/47; total market value $1,020,451. (xx)	1,000,000	1,000,000

TD Prime Services LLC, 1.65%, dated 6/30/22, due 7/1/22, repurchase price $700,032, collateralized by various Common Stocks; total market value $775,440. (xx)	$700,000	700,000

Total Repurchase Agreements		6,331,805

Total Short-Term Investments (3.4%) (Cost $6,331,805)		6,331,805

Total Investments in Securities (102.9%) (Cost $157,151,351)		192,216,640
Other Assets Less Liabilities (-2.9%)		(5,386,778)

Net Assets (100%)		$186,829,862

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2022, the market value of these securities amounted to $414,520 or 0.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $7,475,827. This was collateralized by $1,382,374 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 7/14/22 – 5/15/52 and by cash of $6,331,805 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$352,348	$—	$—	$352,348
Financials	324,562	—	—	324,562

See Notes to Financial Statements.

1353

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EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities (a)	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Health Care	$176,271,612	$8,095,099	$—	$184,366,711
Industrials	549,026	—	—	549,026
Information Technology	—	148,758	—	148,758
Materials	128,194	—	—	128,194
Rights
Health Care	—	—	10,400	10,400
Short-Term Investments
Repurchase Agreements	—	6,331,805	—	6,331,805
Warrants
Health Care	3,758	1,078	—	4,836

Total Assets	$177,629,500	$14,576,740	$10,400	$192,216,640

Total Liabilities	$—	$—	$—	$—

Total	$177,629,500	$14,576,740	$10,400	$192,216,640

(a)	A security with a market value of $30,920 transferred from Level 3 to Level 1 at the end of the period due to observable market inputs.

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$26,830,583
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$33,558,283

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$54,921,038
Aggregate gross unrealized depreciation	(20,600,999)

Net unrealized appreciation	$34,320,039

Federal income tax cost of investments in securities and derivative instruments, if applicable	$157,896,601

See Notes to Financial Statements.

1354

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EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $150,819,546)	$185,884,835
Repurchase Agreements (Cost $6,331,805)	6,331,805
Cash	229,291
Foreign cash (Cost $6,437)	6,415
Receivable for securities sold	1,638,890
Dividends, interest and other receivables	159,885
Receivable for Portfolio shares sold	71,482
Securities lending income receivable	10,144
Other assets	2,205

Total assets	194,334,952

LIABILITIES
Payable for return of collateral on securities loaned	6,331,805
Payable for securities purchased	897,295
Investment management fees payable	118,115
Payable for Portfolio shares redeemed	60,232
Distribution fees payable – Class IB	37,560
Administrative fees payable	13,872
Accrued expenses	46,211

Total liabilities	7,505,090

NET ASSETS	$186,829,862

Net assets were comprised of:
Paid in capital	$150,360,283
Total distributable earnings (loss)	36,469,579

Net assets	$186,829,862

Class IB
Net asset value, offering and redemption price per share, $186,829,862 / 3,347,313 shares outstanding (unlimited amount authorized: $0.01 par value)	$55.81

(x)	Includes value of securities on loan of $7,475,827.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (net of $19,651 foreign withholding tax)	$779,094
Interest	687
Securities lending (net)	73,385

Total income	853,166

EXPENSES
Investment management fees	948,489
Distribution fees – Class IB	249,602
Administrative fees	91,356
Professional fees	29,094
Custodian fees	13,570
Printing and mailing expenses	11,299
Trustees’ fees	3,180
Miscellaneous	6,703

Gross expenses	1,353,293
Less: Waiver from investment manager	(156,677)

Net expenses	1,196,616

NET INVESTMENT INCOME (LOSS)	(343,450)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	668,830
Foreign currency transactions	(2,347)

Net realized gain (loss)	666,483

Change in unrealized appreciation (depreciation) on:
Investments in securities	(45,804,117)
Foreign currency translations	(4,725)

Net change in unrealized appreciation (depreciation)	(45,808,842)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(45,142,359)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(45,485,809)

See Notes to Financial Statements.

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EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(343,450)	$(1,315,360)
Net realized gain (loss)	666,483	10,515,315
Net change in unrealized appreciation (depreciation)	(45,808,842)	11,828,467

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(45,485,809)	21,028,422

Distributions to shareholders:
Class IB	—	(8,582,559)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 159,179 and 389,994 shares, respectively ]	9,388,929	26,759,481
Capital shares issued in reinvestment of distributions [ 0 and 126,090 shares, respectively ]	—	8,582,559
Capital shares repurchased [ (271,227) and (458,699) shares, respectively ]	(16,029,456)	(31,564,612)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(6,640,527)	3,777,428

TOTAL INCREASE (DECREASE) IN NET ASSETS	(52,126,336)	16,223,291
NET ASSETS:
Beginning of period	238,956,198	222,732,907

End of period	$186,829,862	$238,956,198

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,						October 22, 2018* to December 31, 2018
Class IB			2021		2020		2019
Net asset value, beginning of period	$69.08		$65.47		$52.58		$40.98		$45.62

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.10	)(1)	(0.39)		(0.23)		(0.18)		(0.04)
Net realized and unrealized gain (loss)	(13.17)		6.57		14.37		11.78		(4.60)

Total from investment operations	(13.27)		6.18		14.14		11.60		(4.64)

Less distributions:
Distributions from net realized gains	—		(2.57)		(1.25)		—		—

Net asset value, end of period	$55.81		$69.08		$65.47		$52.58		$40.98

Total return (b)	(19.21)%		9.51%		26.91%		28.31%		(10.17)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$186,830		$238,956		$222,733		$186,093		$158,054
Ratio of expenses to average net assets:
After waivers (a)(f)	1.20	%(j)	1.20	%(j)	1.20	%(j)	1.20	%(j)	1.20	%(j)
Before waivers (a)(f)	1.36%		1.35%		1.37%		1.39%		1.44%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.34	)%(aa)	(0.56)%		(0.42)%		(0.39)%		(0.43	)%(l)
Before waivers (a)(f)	(0.50	)%(aa)	(0.71)%		(0.59)%		(0.58)%		(0.68	)%(l)
Portfolio turnover rate^	13	%(z)	31%		36%		40%		8	%(z)
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amount would be $(0.13) for Class IB.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratio for Class IB would have been 0.09% lower.

See Notes to Financial Statements.

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Sector Weightings as of June 30, 2022	% of Net Assets
Information Technology	17.9%
Financials	16.7
Health Care	11.5
Industrials	10.5
Materials	10.2
Consumer Staples	9.2
Consumer Discretionary	6.9
Utilities	5.6
Real Estate	5.0
Energy	4.4
Cash and Other	2.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IA
Actual	$1,000.00	$812.60	$4.08
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.29	4.55
Class IB
Actual	1,000.00	812.90	4.09
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.29	4.55
Class K
Actual	1,000.00	814.00	2.96
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.53	3.30

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.91%, 0.91% and 0.66%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.9%)
Auto Components (1.9%)
Cie Generale des Etablissements Michelin SCA (ADR)	2,036,968	$27,600,916

Household Durables (5.0%)
Lennar Corp., Class A	483,924	34,150,517
Sony Group Corp. (ADR)	466,773	38,168,028

		72,318,545

Total Consumer Discretionary		99,919,461

Consumer Staples (9.2%)
Beverages (4.8%)
Coca-Cola Co. (The)	619,815	38,992,562
Constellation Brands, Inc., Class A	133,566	31,128,892

		70,121,454

Food Products (2.0%)
Tyson Foods, Inc., Class A	329,887	28,390,075

Household Products (2.4%)
Procter & Gamble Co. (The)	240,194	34,537,495

Total Consumer Staples		133,049,024

Energy (4.4%)
Oil, Gas & Consumable Fuels (4.4%)
Coterra Energy, Inc.	1,511,050	38,969,979
Phillips 66	304,639	24,977,352

Total Energy		63,947,331

Financials (16.7%)
Banks (6.8%)
Commerce Bancshares, Inc.	318,586	20,915,171
Cullen/Frost Bankers, Inc.	237,717	27,682,144
Mitsubishi UFJ Financial Group, Inc. (ADR)	3,143,379	16,785,644
PNC Financial Services Group, Inc. (The)	211,256	33,329,859

		98,712,818

Capital Markets (4.7%)
Ameriprise Financial, Inc.	145,200	34,511,136
Blackstone, Inc.	364,583	33,260,907

		67,772,043

Consumer Finance (2.5%)
Capital One Financial Corp.	353,628	36,844,501

Insurance (2.7%)
Cincinnati Financial Corp.	330,572	39,331,457

Total Financials		242,660,819

Health Care (11.5%)
Biotechnology (2.8%)
Amgen, Inc.	163,693	39,826,507

Health Care Equipment & Supplies (4.1%)
Alcon, Inc.	452,839	31,648,918
Medtronic plc	311,274	27,936,841

		59,585,759

Life Sciences Tools & Services (3.2%)
Danaher Corp.	185,559	47,042,918

Pharmaceuticals (1.4%)
Elanco Animal Health, Inc.*	1,014,944	19,923,351

Total Health Care		166,378,535

Industrials (10.5%)
Aerospace & Defense (2.2%)
General Dynamics Corp.	144,260	31,917,525

Industrial Conglomerates (2.4%)
Honeywell International, Inc.	198,449	34,492,421

Machinery (5.9%)
Oshkosh Corp.	257,650	21,163,371
Parker-Hannifin Corp.	145,553	35,813,316
Xylem, Inc.	360,058	28,149,334

		85,126,021

Total Industrials		151,535,967

Information Technology (17.9%)
IT Services (0.8%)
PayPal Holdings, Inc.*	161,446	11,275,388

Semiconductors & Semiconductor Equipment (5.0%)
Microchip Technology, Inc.	593,974	34,498,010
QUALCOMM, Inc.	304,977	38,957,762

		73,455,772

Software (12.1%)
Adobe, Inc.*	119,207	43,636,914
ANSYS, Inc.*	154,734	37,026,299
Autodesk, Inc.*	181,534	31,216,587
Microsoft Corp.	246,172	63,224,355

		175,104,155

Total Information Technology		259,835,315

Materials (10.2%)
Chemicals (7.8%)
Corteva, Inc.	999,278	54,100,911
Ecolab, Inc.	189,515	29,139,826
RPM International, Inc.	374,725	29,498,352

		112,739,089

Construction Materials (2.4%)
Martin Marietta Materials, Inc.	116,056	34,728,598

Total Materials		147,467,687

Real Estate (5.0%)
Equity Real Estate Investment Trusts (REITs) (5.0%)
Crown Castle International Corp. (REIT)	229,939	38,717,129
Equity LifeStyle Properties, Inc. (REIT)	247,900	17,469,513
Sun Communities, Inc. (REIT)	103,843	16,548,420

Total Real Estate		72,735,062

Utilities (5.6%)
Electric Utilities (2.9%)
Xcel Energy, Inc.	589,088	41,683,867

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Gas Utilities (2.7%)
Atmos Energy Corp.	351,887	$39,446,533

Total Utilities		81,130,400

Total Investments in Securities (97.9%) (Cost $1,492,349,623)		1,418,659,601
Other Assets Less Liabilities (2.1%)		31,037,898

Net Assets (100%)		$1,449,697,499

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$99,919,461	$—	$—	$99,919,461
Consumer Staples	133,049,024	—	—	133,049,024
Energy	63,947,331	—	—	63,947,331
Financials	242,660,819	—	—	242,660,819
Health Care	166,378,535	—	—	166,378,535
Industrials	151,535,967	—	—	151,535,967
Information Technology	259,835,315	—	—	259,835,315
Materials	147,467,687	—	—	147,467,687
Real Estate	72,735,062	—	—	72,735,062
Utilities	81,130,400	—	—	81,130,400

Total Assets	$1,418,659,601	$—	$—	$1,418,659,601

Total Liabilities	$—	$—	$—	$—

Total	$1,418,659,601	$—	$—	$1,418,659,601

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$163,947,481
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$179,717,247

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$107,687,068
Aggregate gross unrealized depreciation	(180,859,498)

Net unrealized depreciation	$(73,172,430)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,491,832,031

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $1,492,349,623)	$1,418,659,601
Cash	30,663,542
Dividends, interest and other receivables	1,667,753
Receivable for Portfolio shares sold	63,192
Other assets	17,383

Total assets	1,451,071,471

LIABILITIES
Investment management fees payable	683,318
Payable for Portfolio shares redeemed	310,650
Distribution fees payable – Class IB	213,463
Administrative fees payable	114,847
Distribution fees payable – Class IA	27,492
Trustees’ fees payable	1,743
Accrued expenses	22,459

Total liabilities	1,373,972

NET ASSETS	$1,449,697,499

Net assets were comprised of:
Paid in capital	$1,477,184,031
Total distributable earnings (loss)	(27,486,532)

Net assets	$1,449,697,499

Class IA
Net asset value, offering and redemption price per share, $128,132,181 / 6,969,604 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.38

Class IB
Net asset value, offering and redemption price per share, $995,856,425 / 53,949,975 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.46

Class K
Net asset value, offering and redemption price per share, $325,708,893 / 17,683,507 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.42

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (net of $325,305 foreign withholding tax)	$15,729,121
Interest	41,506
Securities lending (net)	23,867

Total income	15,794,494

EXPENSES
Investment management fees	4,464,488
Distribution fees – Class IB	1,397,611
Administrative fees	746,412
Distribution fees – Class IA	183,276
Professional fees	48,573
Printing and mailing expenses	32,785
Custodian fees	31,985
Trustees’ fees	25,223
Miscellaneous	17,439

Total expenses	6,947,792

NET INVESTMENT INCOME (LOSS)	8,846,702

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	27,284,306
Net change in unrealized appreciation (depreciation) on investments in securities	(374,523,206)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(347,238,900)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(338,392,198)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,846,702	$13,081,213
Net realized gain (loss)	27,284,306	304,661,214
Net change in unrealized appreciation (depreciation)	(374,523,206)	75,910,998

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(338,392,198)	393,653,425

Distributions to shareholders:
Class IA	—	(30,223,218)
Class IB	—	(224,232,988)
Class K	—	(74,191,180)

Total distributions to shareholders	—	(328,647,386)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 78,482 and 245,425 shares, respectively ]	1,613,669	6,082,932
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,331,139 shares, respectively ]	—	30,223,218
Capital shares repurchased [ (548,087) and (956,167) shares, respectively ]	(11,278,510)	(23,951,946)

Total Class IA transactions	(9,664,841)	12,354,204

Class IB
Capital shares sold [ 691,936 and 1,249,745 shares, respectively ]	14,237,169	30,931,567
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,837,672 shares, respectively ]	—	224,232,988
Capital shares repurchased [ (2,260,070) and (3,927,482) shares, respectively ]	(46,593,865)	(98,526,489)

Total Class IB transactions	(32,356,696)	156,638,066

Class K
Capital shares sold [ 657,543 and 114,350 shares, respectively ]	13,458,365	2,843,951
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,265,804 shares, respectively ]	—	74,191,180
Capital shares repurchased [ (1,091,131) and (2,953,695) shares, respectively ]	(22,512,393)	(74,083,561)

Total Class K transactions	(9,054,028)	2,951,570

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(51,075,565)	171,943,840

TOTAL INCREASE (DECREASE) IN NET ASSETS	(389,467,763)	236,949,879
NET ASSETS:
Beginning of period	1,839,165,262	1,602,215,383

End of period	$1,449,697,499	$1,839,165,262

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IA			2021	2020	2019	2018	2017
Net asset value, beginning of period	$22.62		$21.94	$23.46	$20.32	$24.69	$23.16

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	(1)	0.17	0.37	0.44	0.40	0.28
Net realized and unrealized gain (loss)	(4.34)		5.34	0.18	4.28	(2.25)	1.59

Total from investment operations	(4.24)		5.51	0.55	4.72	(1.85)	1.87

Less distributions:
Dividends from net investment income	—		(0.17)	(0.38)	(0.45)	(0.41)	(0.34)
Distributions from net realized gains	—		(4.66)	(1.69)	(1.13)	(2.11)	—

Total dividends and distributions	—		(4.83)	(2.07)	(1.58)	(2.52)	(0.34)

Net asset value, end of period	$18.38		$22.62	$21.94	$23.46	$20.32	$24.69

Total return (b)	(18.74)%		25.37%	2.82%	23.41%	(7.99)%	8.09	%(dd)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$128,132		$168,268	$149,596	$161,168	$143,367	$170,805
Ratio of expenses to average net assets:
After waivers (a)(f)	0.91%		0.91%	0.95%	0.95%	0.92%	0.95%
Before waivers (a)(f)	0.91%		0.91%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.02	%(aa)	0.68%	1.78%	1.91%	1.61%	1.19%
Before waivers (a)(f)	1.02	%(aa)	0.68%	1.78%	1.91%	1.58%	1.19%
Portfolio turnover rate^	10	%(z)	106%	88%	47%	36%	43%

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021	2020	2019	2018	2017
Net asset value, beginning of period	$22.71		$22.01	$23.53	$20.37	$24.75	$23.22

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	(1)	0.17	0.36	0.44	0.40	0.28
Net realized and unrealized gain (loss)	(4.36)		5.36	0.19	4.30	(2.26)	1.59

Total from investment operations	(4.25)		5.53	0.55	4.74	(1.86)	1.87

Less distributions:
Dividends from net investment income	—		(0.17)	(0.38)	(0.45)	(0.41)	(0.34)
Distributions from net realized gains	—		(4.66)	(1.69)	(1.13)	(2.11)	—

Total dividends and distributions	—		(4.83)	(2.07)	(1.58)	(2.52)	(0.34)

Net asset value, end of period	$18.46		$22.71	$22.01	$23.53	$20.37	$24.75

Total return (b)	(18.71)%		25.38%	2.81%	23.46%	(8.01)%	8.07	%(dd)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$995,856		$1,260,851	$1,064,449	$1,067,720	$899,385	$1,025,850
Ratio of expenses to average net assets:
After waivers (a)(f)	0.91%		0.91%	0.95%	0.95%	0.92%	0.95%
Before waivers (a)(f)	0.91%		0.91%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.03	%(aa)	0.68%	1.78%	1.90%	1.60%	1.19%
Before waivers (a)(f)	1.03	%(aa)	0.68%	1.78%	1.90%	1.58%	1.19%
Portfolio turnover rate^	10	%(z)	106%	88%	47%	36%	43%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021	2020	2019	2018	2017
Net asset value, beginning of period	$22.63		$21.94	$23.46	$20.31	$24.69	$23.15

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13	(1)	0.23	0.42	0.50	0.46	0.34
Net realized and unrealized gain (loss)	(4.34)		5.35	0.18	4.29	(2.25)	1.60

Total from investment operations	(4.21)		5.58	0.60	4.79	(1.79)	1.94

Less distributions:
Dividends from net investment income	—		(0.23)	(0.43)	(0.51)	(0.48)	(0.40)
Distributions from net realized gains	—		(4.66)	(1.69)	(1.13)	(2.11)	—

Total dividends and distributions	—		(4.89)	(2.12)	(1.64)	(2.59)	(0.40)

Net asset value, end of period	$18.42		$22.63	$21.94	$23.46	$20.31	$24.69

Total return (b)	(18.60)%		25.68%	3.05%	23.76%	(7.78)%	8.39	%(dd)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$325,709		$410,047	$388,170	$451,221	$447,298	$568,814
Ratio of expenses to average net assets:
After waivers (a)(f)	0.66%		0.66%	0.70%	0.70%	0.67%	0.70%
Before waivers (a)(f)	0.66%		0.66%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.28	%(aa)	0.93%	2.04%	2.17%	1.86%	1.44%
Before waivers (a)(f)	1.28	%(aa)	0.93%	2.04%	2.17%	1.83%	1.44%
Portfolio turnover rate^	10	%(z)	106%	88%	47%	36%	43%
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.07, $0.07 and $0.09 for Class IA, Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.36% lower.
(dd)	Includes a litigation payment. Without this payment, the total return would have been 7.96% for Class IA, 7.98% for Class IB and 8.26% for Class K.

See Notes to Financial Statements.

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EQ/WELLINGTON ENERGY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Energy	86.4%
Utilities	11.6
Repurchase Agreement	4.8
Information Technology	0.2
Cash and Other	(3.0)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IB
Actual	$1,000.00	$1,146.60	$6.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.89	5.96

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.19%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Energy (86.4%)
Energy Equipment & Services (5.3%)
Schlumberger NV	109,481	$3,915,040
Tenaris SA	158,629	2,037,971
Tenaris SA (ADR)	18,398	472,645

		6,425,656

Oil, Gas & Consumable Fuels (81.1%)
ARC Resources Ltd.	225,476	2,842,973
BP plc	905,884	4,266,611
BP plc (ADR)	126,384	3,582,986
Cenovus Energy, Inc.	292,553	5,561,433
Chesapeake Energy Corp. (x)	69,165	5,609,282
Chevron Corp.	34,797	5,037,910
ConocoPhillips	54,344	4,880,635
Coterra Energy, Inc.	195,267	5,035,936
Enbridge, Inc.	104,142	4,398,042
EOG Resources, Inc.	43,264	4,778,076
Equinor ASA	136,366	4,743,550
Exxon Mobil Corp.	67,692	5,797,143
LUKOIL PJSC (ADR) (r)	41,176	—
Marathon Petroleum Corp.	63,553	5,224,692
Pembina Pipeline Corp.	35,050	1,238,949
Petroleo Brasileiro SA	412,280	2,407,451
Pioneer Natural Resources Co.	22,496	5,018,408
Shell plc	465,993	12,160,312
Shell plc (ADR)	2,256	117,966
TC Energy Corp. (New York Stock Exchange) (x)	20,062	1,039,412
TC Energy Corp. (Toronto Stock Exchange) (x)	36,162	1,873,277
TotalEnergies SE	117,786	6,208,733
TotalEnergies SE (ADR)	64,847	3,413,546
Valero Energy Corp.	11,757	1,249,534
Williams Cos., Inc. (The)	100,544	3,137,978

		99,624,835

Total Energy		106,050,491

Information Technology (0.2%)
Semiconductors & Semiconductor Equipment (0.2%)
First Solar, Inc.*	4,031	274,632

Total Information Technology		274,632

Utilities (11.6%)
Electric Utilities (7.4%)
American Electric Power Co., Inc.	7,191	689,905
Avangrid, Inc. (x)	7,043	324,823
Constellation Energy Corp.	12,439	712,257
Duke Energy Corp.	11,348	1,216,619
Edison International	10,913	690,138
Enel SpA	101,070	555,520
Exelon Corp.	23,004	1,042,541
FirstEnergy Corp.	22,091	848,074
Iberdrola SA	75,259	780,948
NextEra Energy, Inc.	14,895	1,153,767
Southern Co. (The)	15,579	1,110,938

		9,125,530

Independent Power and Renewable Electricity Producers (1.8%)
China Longyuan Power Group Corp. Ltd., Class H	834,555	1,627,821
RWE AG	14,662	540,383

		2,168,204

Multi-Utilities (2.4%)
CenterPoint Energy, Inc.	15,142	447,900
Engie SA	86,642	1,005,603
National Grid plc	56,082	718,706
Sempra Energy	5,272	792,224

		2,964,433

Total Utilities		14,258,167

Total Common Stocks (98.2%) (Cost $100,192,778)		120,583,290

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (4.8%)
Deutsche Bank Securities, Inc., 1.45%, dated 6/30/22, due 7/1/22, repurchase price $5,937,433, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22-2/15/52; total market value $6,055,938. (xx)	$5,937,194	5,937,194

Total Short-Term Investment (4.8%) (Cost $5,937,194)		5,937,194

Total Investments in Securities (103.0%) (Cost $106,129,972)		126,520,484
Other Assets Less Liabilities (-3.0%)		(3,706,061)

Net Assets (100%)		$122,814,423

*	Non-income producing.
(r)	Value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $7,424,255. This was collateralized by $2,055,556 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.750%, maturing 8/11/22 – 5/15/52 and by cash of $5,937,194 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Country Diversification As a Percentage of Total Net Assets
Brazil	2.0%
Canada	13.8
China	1.3
France	8.7
Germany	0.4
Italy	0.4
Netherlands	10.0
Norway	3.9
Russia	0.0
Spain	0.6
United Kingdom	7.0
United States	54.9
Cash and Other	(3.0)

100.0%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)		Total
Assets:
Common Stocks
Energy	$76,633,314	$29,417,177	$—	(b)	$106,050,491
Information Technology	274,632	—	—		274,632
Utilities	9,029,186	5,228,981	—		14,258,167
Short-Term Investment
Repurchase Agreement	—	5,937,194	—		5,937,194

Total Assets	$85,937,132	$40,583,352	$—		$126,520,484

Total Liabilities	$—	$—	$—		$—

Total	$85,937,132	$40,583,352	$—		$126,520,484

(a)	Securities with a market value of $0 transferred from Level 1 to Level 3 at the end of the period due to unobservable market inputs.
(b)	Value is zero.

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$32,991,679
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$10,074,083

See Notes to Financial Statements.

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EQ/WELLINGTON ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,168,946
Aggregate gross unrealized depreciation	(4,989,505)

Net unrealized appreciation	$20,179,441

Federal income tax cost of investments in securities and derivative instruments, if applicable	$106,341,043

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $100,192,778)	$120,583,290
Repurchase Agreements (Cost $5,937,194)	5,937,194
Cash	1,980,751
Foreign cash (Cost $268)	267
Dividends, interest and other receivables	439,663
Receivable for Portfolio shares sold	103,459
Securities lending income receivable	1,898
Other assets	7,127

Total assets	129,053,649

LIABILITIES
Payable for return of collateral on securities loaned	5,937,194
Payable for Portfolio shares redeemed	143,022
Investment management fees payable	82,374
Distribution fees payable – Class IB	27,528
Administrative fees payable	10,167
Trustees’ fees payable	104
Accrued expenses	38,837

Total liabilities	6,239,226

NET ASSETS	$122,814,423

Net assets were comprised of:
Paid in capital	$153,154,151
Total distributable earnings (loss)	(30,339,728)

Net assets	$122,814,423

Class IB
Net asset value, offering and redemption price per share, $122,814,423 / 34,925,900 shares outstanding (unlimited amount authorized: $0.01 par value)	$3.52

(x)	Includes value of securities on loan of $7,424,255.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (net of $135,909 foreign withholding tax)	$3,214,113
Interest	1,665
Securities lending (net)	12,032

Total income	3,227,810

EXPENSES
Investment management fees	498,626
Distribution fees – Class IB	146,654
Administrative fees	53,731
Professional fees	27,993
Custodian fees	10,660
Printing and mailing expenses	9,910
Trustees’ fees	1,632
Miscellaneous	5,199

Gross expenses	754,405
Less: Waiver from investment manager	(55,886)

Net expenses	698,519

NET INVESTMENT INCOME (LOSS)	2,529,291

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	2,222,010
Foreign currency transactions	(32,985)

Net realized gain (loss)	2,189,025

Change in unrealized appreciation (depreciation) on:
Investments in securities	7,357,984
Foreign currency translations	(16,109)

Net change in unrealized appreciation (depreciation)	7,341,875

NET REALIZED AND UNREALIZED GAIN (LOSS)	9,530,900

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,060,191

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,529,291	$2,724,399
Net realized gain (loss)	2,189,025	439,021
Net change in unrealized appreciation (depreciation)	7,341,875	19,282,681

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,060,191	22,446,101

Distributions to shareholders:
Class IB	—	(2,772,934)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 11,387,873 and 9,782,897 shares, respectively ]	41,488,865	28,192,407
Capital shares issued in reinvestment of dividends [ 0 and 921,121 shares, respectively ]	—	2,772,934
Capital shares repurchased [ (5,689,853) and (7,488,297) shares, respectively ]	(20,572,437)	(21,688,390)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	20,916,428	9,276,951

TOTAL INCREASE (DECREASE) IN NET ASSETS	32,976,619	28,950,118
NET ASSETS:
Beginning of period	89,837,804	60,887,686

End of period	$122,814,423	$89,837,804

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,						October 22, 2018* to December 31, 2018
Class IB			2021		2020		2019
Net asset value, beginning of period	$3.07		$2.34		$3.86		$3.86		$5.72

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	(1)	0.10		0.08		0.02		—	#
Net realized and unrealized gain (loss)	0.37		0.73		(1.52)		0.02		(1.86)

Total from investment operations	0.45		0.83		(1.44)		0.04		(1.86)

Less distributions:
Dividends from net investment income	—		(0.10)		(0.07)		(0.02)		—	#
Return of capital	—		—		(0.01)		(0.02)		—

Total dividends and distributions	—		(0.10)		(0.08)		(0.04)		—	#

Net asset value, end of period	$3.52		$3.07		$2.34		$3.86		$3.86

Total return (b)	14.66%		35.48%		(37.39)%		1.04%		(32.44)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$122,814		$89,838		$60,888		$77,209		$72,376
Ratio of expenses to average net assets:
After waivers (a)(f)	1.19	%(j)	1.19	%(j)	1.19	%(j)	1.19	%(j)	1.19	%(j)
Before waivers (a)(f)	1.29%		1.33%		1.42%		1.35%		1.36%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	4.31	%(aa)	3.41%		3.17%		0.40%		0.45	%(l)
Before waivers (a)(f)	4.21	%(aa)	3.26%		2.94%		0.24%		0.28	%(l)
Portfolio turnover rate^	9	%(z)	16%		71%		69	%(h)	5	%(z)
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amount would be $0.07 for Class IB.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)

The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser. Excluding such transactions, the portfolio turnover rate would have been 17%.

(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.19% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratio for Class IB would have been 0.71% lower.

See Notes to Financial Statements.

1371

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Information Technology	39.9%
Consumer Discretionary	13.3
Health Care	13.0
Communication Services	8.1
Exchange Traded Funds	7.4
Industrials	4.3
Investment Companies	4.1
Repurchase Agreements	2.8
Consumer Staples	2.6
Financials	2.2
Energy	0.9
Real Estate	0.7
Materials	0.6
Utilities	0.1
Cash and Other	0.0 #

100.0%

#	Less than 0.05%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IA
Actual	$1,000.00	$702.40	$4.07
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.02	4.82
Class IB
Actual	1,000.00	702.40	4.07
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.02	4.82
Class K
Actual	1,000.00	703.30	3.01
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.26	3.57

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.96%, 0.96% and 0.71%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (8.1%)
Diversified Telecommunication Services (0.0%)†
Cogent Communications Holdings, Inc.	2,600	$157,976
Iridium Communications, Inc.*	4,900	184,044

		342,020

Entertainment (0.7%)
Electronic Arts, Inc.	1,100	133,815
Liberty Media Corp.-Liberty Formula One, Class C*	2,500	158,675
Live Nation Entertainment, Inc.*	19,033	1,571,745
Netflix, Inc.*	13,446	2,351,302
Playtika Holding Corp.*	10,127	134,082
ROBLOX Corp., Class A*	11,600	381,176
Roku, Inc.*	1,600	131,424
Spotify Technology SA*	22,429	2,104,513
Take-Two Interactive Software, Inc.*	3,412	418,094
Walt Disney Co. (The)*	2,800	264,320
Warner Bros Discovery, Inc.*	45,700	613,294

		8,262,440

Interactive Media & Services (7.2%)
Alphabet, Inc., Class A*	24,411	53,197,916
Alphabet, Inc., Class C*	8,427	18,433,641
IAC/InterActiveCorp*	13,565	1,030,533
Match Group, Inc.*	28,840	2,009,859
Meta Platforms, Inc., Class A*	74,181	11,961,686
Pinterest, Inc., Class A*	7,800	141,648
Snap, Inc., Class A*	92,182	1,210,350
Twitter, Inc.*	18,200	680,498
Vimeo, Inc.*	3,734	22,479
ZoomInfo Technologies, Inc., Class A*	108,500	3,606,540

		92,295,150

Media (0.2%)
Cable One, Inc.	200	257,864
Charter Communications, Inc., Class A*	3,018	1,414,024
Liberty Broadband Corp., Class C*	1,600	185,024
Nexstar Media Group, Inc., Class A	75	12,216

		1,869,128

Total Communication Services		102,768,738

Consumer Discretionary (13.3%)
Auto Components (0.0%)†
Aptiv plc*	1,500	133,605
Fox Factory Holding Corp.*	1,300	104,702

		238,307

Automobiles (2.1%)
Lucid Group, Inc. (x)*	13,200	226,512
Rivian Automotive, Inc., Class A (x)*	185,600	4,777,344
Tesla, Inc.*	32,673	22,002,652

		27,006,508

Distributors (0.0%)†
Genuine Parts Co.	1,100	146,300
Pool Corp.	1,212	425,691

		571,991

Diversified Consumer Services (0.0%)†
Chegg, Inc.*	4,800	90,144
H&R Block, Inc.	4,300	151,876

		242,020

Hotels, Restaurants & Leisure (3.3%)
Airbnb, Inc., Class A*	103,500	9,219,780
Bloomin’ Brands, Inc.	6,400	106,368
Booking Holdings, Inc.*	2,354	4,117,122
Caesars Entertainment, Inc.*	4,400	168,520
Chipotle Mexican Grill, Inc.*	10,290	13,451,705
Choice Hotels International, Inc.	1,600	178,608
Churchill Downs, Inc.	1,400	268,142
Darden Restaurants, Inc.	2,600	294,112
Domino’s Pizza, Inc.	708	275,915
DraftKings, Inc., Class A (x)*	9,100	106,197
Expedia Group, Inc.*	4,200	398,286
Hilton Worldwide Holdings, Inc.	5,500	612,920
Las Vegas Sands Corp.*	4,737	159,116
Marriott International, Inc., Class A	34,090	4,636,581
McDonald’s Corp.	4,768	1,177,124
MGM Resorts International	152,810	4,423,849
Planet Fitness, Inc., Class A*	2,300	156,423
Red Rock Resorts, Inc., Class A (x)	4,800	160,128
Starbucks Corp.	10,953	836,700
Travel + Leisure Co.	3,300	128,106
Vail Resorts, Inc.	1,200	261,660
Wendy’s Co. (The)	9,500	179,360
Wyndham Hotels & Resorts, Inc.	2,700	177,444
Wynn Resorts Ltd.*	3,158	179,943
Yum! Brands, Inc.	1,300	147,563

		41,821,672

Household Durables (0.1%)
DR Horton, Inc.	4,100	271,379
Helen of Troy Ltd.*	1,000	162,410
NVR, Inc.*	100	400,414
PulteGroup, Inc.	3,700	146,631
Toll Brothers, Inc.	3,500	156,100

		1,136,934

Internet & Direct Marketing Retail (3.8%)
Amazon.com, Inc.*	433,260	46,016,544
Coupang, Inc.*	76,921	980,743
DoorDash, Inc., Class A*	15,417	989,309
eBay, Inc.	3,400	141,678
Etsy, Inc.*	3,700	270,877
Stitch Fix, Inc., Class A*	3,300	16,302
Wayfair, Inc., Class A*	1,200	52,272

		48,467,725

Leisure Products (0.1%)
Brunswick Corp.	2,100	137,298
Mattel, Inc.*	10,800	241,164
Peloton Interactive, Inc., Class A (x)*	90,736	832,956
Polaris, Inc.	1,400	138,992
YETI Holdings, Inc.*	3,300	142,791

		1,493,201

Multiline Retail (0.5%)
Dollar General Corp.	19,522	4,791,480
Dollar Tree, Inc.*	1,700	264,945

See Notes to Financial Statements.

1373

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

Nordstrom, Inc.	5,700	$120,441
Target Corp.	6,700	946,241

		6,123,107

Specialty Retail (1.8%)
Advance Auto Parts, Inc.	800	138,472
AutoZone, Inc.*	491	1,055,218
Best Buy Co., Inc.	1,800	117,342
Burlington Stores, Inc.*	1,800	245,214
CarMax, Inc.*	1,700	153,816
Carvana Co. (x)*	25,494	575,654
Five Below, Inc.*	2,400	272,232
Floor & Decor Holdings, Inc., Class A*	3,600	226,656
Home Depot, Inc. (The)	35,954	9,861,104
Leslie’s, Inc. (x)*	8,133	123,459
Lowe’s Cos., Inc.	15,062	2,630,879
O’Reilly Automotive, Inc.*	596	376,529
RH*	500	106,130
Ross Stores, Inc.	47,413	3,329,815
TJX Cos., Inc. (The)	30,986	1,730,568
Tractor Supply Co.	3,328	645,133
Ulta Beauty, Inc.*	1,604	618,310
Victoria’s Secret & Co.*	1,366	38,207
Williams-Sonoma, Inc.	1,600	177,520

		22,422,258

Textiles, Apparel & Luxury Goods (1.6%)
Crocs, Inc.*	2,100	102,207
Deckers Outdoor Corp.*	600	153,210
Lululemon Athletica, Inc.*	40,733	11,104,223
NIKE, Inc., Class B	84,609	8,647,040
Skechers USA, Inc., Class A*	4,100	145,878
Tapestry, Inc.	4,700	143,444

		20,296,002

Total Consumer Discretionary		169,819,725

Consumer Staples (2.6%)
Beverages (0.9%)
Boston Beer Co., Inc. (The), Class A*	400	121,188
Brown-Forman Corp., Class A	2,300	155,572
Brown-Forman Corp., Class B	2,710	190,134
Celsius Holdings, Inc.*	2,700	176,202
Coca-Cola Co. (The)	77,096	4,850,109
Coca-Cola Consolidated, Inc.	300	169,170
Monster Beverage Corp.*	9,073	841,067
National Beverage Corp.	3,300	161,502
PepsiCo, Inc.	30,818	5,136,128

		11,801,072

Food & Staples Retailing (0.9%)
BJ’s Wholesale Club Holdings, Inc.*	2,500	155,800
Costco Wholesale Corp.	20,876	10,005,449
Performance Food Group Co.*	3,900	179,322
Sysco Corp.	14,566	1,233,886

		11,574,457

Food Products (0.2%)
Darling Ingredients, Inc.*	2,541	151,952
Hershey Co. (The)	3,538	761,236
Kellogg Co.	3,300	235,422

Lamb Weston Holdings, Inc.	3,200	228,672
Lancaster Colony Corp.	1,300	167,414
Pilgrim’s Pride Corp.*	5,000	156,150

		1,700,846

Household Products (0.5%)
Church & Dwight Co., Inc.	2,861	265,100
Clorox Co. (The)	3,784	533,469
Colgate-Palmolive Co.	13,200	1,057,848
Kimberly-Clark Corp.	5,100	689,265
Procter & Gamble Co. (The)	26,900	3,867,951

		6,413,633

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	6,082	1,548,903
Olaplex Holdings, Inc. (x)*	7,600	107,084

		1,655,987

Total Consumer Staples		33,145,995

Energy (0.9%)
Energy Equipment & Services (0.0%)†
ChampionX Corp.	7,400	146,890
Halliburton Co.	10,720	336,179
Valaris Ltd.*	3,200	135,168

		618,237

Oil, Gas & Consumable Fuels (0.9%)
Antero Resources Corp.*	5,100	156,315
Cheniere Energy, Inc.	3,800	505,514
ConocoPhillips	37,450	3,363,384
Continental Resources, Inc.	3,388	221,406
Coterra Energy, Inc.	5,500	141,845
Devon Energy Corp.	8,500	468,435
Diamondback Energy, Inc.	2,600	314,990
Enviva, Inc.	2,500	143,050
EOG Resources, Inc.	11,300	1,247,972
Hess Corp.	5,800	614,452
Magnolia Oil & Gas Corp., Class A	6,400	134,336
Matador Resources Co.	3,000	139,770
Murphy Oil Corp.	4,600	138,874
New Fortress Energy, Inc.	3,700	146,409
Occidental Petroleum Corp.	17,900	1,053,952
ONEOK, Inc.	2,800	155,400
Ovintiv, Inc.	4,810	212,554
PBF Energy, Inc., Class A*	4,400	127,688
PDC Energy, Inc.	2,400	147,864
Pioneer Natural Resources Co.	3,500	780,780
Range Resources Corp.*	5,700	141,075
SM Energy Co.	4,100	140,179
Southwestern Energy Co.*	28,300	176,875
Targa Resources Corp.	6,000	358,020
Texas Pacific Land Corp.	200	297,604

		11,328,743

Total Energy		11,946,980

Financials (2.2%)
Banks (0.1%)
First Citizens BancShares, Inc., Class A	200	130,756
First Financial Bankshares, Inc.	4,800	188,496

See Notes to Financial Statements.

1374

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

Signature Bank	800	$143,368
SVB Financial Group*	1,000	394,990
Western Alliance Bancorp	2,100	148,260

		1,005,870

Capital Markets (1.4%)
Ameriprise Financial, Inc.	1,900	451,592
Ares Management Corp.	5,300	301,358
Blackstone, Inc.	18,500	1,687,755
Brookfield Asset Management, Inc., Class A	101,210	4,500,809
Charles Schwab Corp. (The)	22,300	1,408,914
FactSet Research Systems, Inc.	976	375,340
LPL Financial Holdings, Inc.	2,400	442,752
MarketAxess Holdings, Inc.	1,200	307,212
Moody’s Corp.	4,497	1,223,049
Morgan Stanley	37,160	2,826,390
Morningstar, Inc.	800	193,464
MSCI, Inc.	1,669	687,878
Raymond James Financial, Inc.	1,700	151,997
S&P Global, Inc.	9,510	3,205,441
Tradeweb Markets, Inc., Class A	2,100	143,325

		17,907,276

Consumer Finance (0.0%)†
American Express Co.	1,020	141,392
Credit Acceptance Corp. (x)*	16	7,575

		148,967

Diversified Financial Services (0.0%)†
Apollo Global Management, Inc.	9,200	446,016

Insurance (0.7%)
Alleghany Corp.*	200	166,620
Aon plc, Class A	5,259	1,418,247
Arch Capital Group Ltd.*	5,200	236,548
Arthur J Gallagher & Co.	900	146,736
Brown & Brown, Inc.	2,700	157,518
Erie Indemnity Co., Class A	1,100	211,409
Everest Re Group Ltd.	500	140,140
Lincoln National Corp.	3,200	149,664
Markel Corp.*	200	258,650
Marsh & McLennan Cos., Inc.	11,801	1,832,105
Progressive Corp. (The)	34,440	4,004,339
Ryan Specialty Holdings, Inc., Class A*	4,100	160,679

		8,882,655

Thrifts & Mortgage Finance (0.0%)†
Rocket Cos., Inc., Class A (x)	12,300	90,528

Total Financials		28,481,312

Health Care (13.0%)
Biotechnology (2.4%)
AbbVie, Inc.	46,679	7,149,356
ACADIA Pharmaceuticals, Inc.*	4,400	61,996
Alnylam Pharmaceuticals, Inc.*	3,500	510,475
Amgen, Inc.	11,820	2,875,806
Amicus Therapeutics, Inc.*	11,000	118,140
Arrowhead Pharmaceuticals, Inc.*	3,800	133,798
Ascendis Pharma A/S (ADR)(x)*	55,490	5,158,350
Biohaven Pharmaceutical Holding Co. Ltd.*	1,000	145,710

BioMarin Pharmaceutical, Inc.*	63,600	5,270,532
ChemoCentryx, Inc.*	3,600	89,208
Deciphera Pharmaceuticals, Inc.*	3,200	42,080
Denali Therapeutics, Inc.*	2,700	79,461
Exact Sciences Corp.*	5,127	201,953
Exelixis, Inc.*	8,600	179,052
Fate Therapeutics, Inc. (x)*	3,000	74,340
FibroGen, Inc.*	3,200	33,792
Halozyme Therapeutics, Inc.*	3,600	158,400
Heron Therapeutics, Inc. (x)*	6,100	17,019
Horizon Therapeutics plc*	5,500	438,680
Incyte Corp.*	4,692	356,451
Intellia Therapeutics, Inc.*	2,000	103,520
Ionis Pharmaceuticals, Inc.*	5,400	199,908
Ironwood Pharmaceuticals, Inc.*	8,500	98,005
Karuna Therapeutics, Inc.*	1,900	240,369
Ligand Pharmaceuticals, Inc.*	913	81,458
Madrigal Pharmaceuticals, Inc.*	600	42,948
Moderna, Inc.*	1,100	157,135
Natera, Inc.*	2,200	77,968
Neurocrine Biosciences, Inc.*	3,946	384,656
Novavax, Inc. (x)*	2,200	113,146
PTC Therapeutics, Inc.*	3,800	152,228
Radius Health, Inc.*	2,600	26,962
Regeneron Pharmaceuticals, Inc.*	332	196,255
Sangamo Therapeutics, Inc.*	1,980	8,197
Sarepta Therapeutics, Inc.*	3,300	247,368
Seagen, Inc.*	4,000	707,760
Twist Bioscience Corp.*	1,500	52,440
Ultragenyx Pharmaceutical, Inc.*	2,600	155,116
Vertex Pharmaceuticals, Inc.*	15,110	4,257,847

		30,397,885

Health Care Equipment & Supplies (3.3%)
Abbott Laboratories	6,000	651,900
ABIOMED, Inc.*	1,248	308,893
Align Technology, Inc.*	1,520	359,738
Atrion Corp.	66	41,505
Baxter International, Inc.	2,300	147,729
Becton Dickinson and Co.	8,336	2,055,074
Dexcom, Inc.*	54,840	4,087,225
Edwards Lifesciences Corp.*	17,366	1,651,333
Globus Medical, Inc., Class A*	2,700	151,578
Haemonetics Corp.*	2,000	130,360
IDEXX Laboratories, Inc.*	2,600	911,898
Insulet Corp.*	9,559	2,083,288
Intuitive Surgical, Inc.*	27,534	5,526,349
iRhythm Technologies, Inc.*	1,800	194,454
Lantheus Holdings, Inc.*	150,900	9,963,927
LivaNova plc*	1,800	112,446
Masimo Corp.*	1,000	130,670
Merit Medical Systems, Inc.*	3,700	200,799
Neogen Corp.*	4,400	105,996
Nevro Corp.*	1,100	48,213
Novocure Ltd.*	3,100	215,450
NuVasive, Inc.*	2,100	103,236
Omnicell, Inc.*	1,650	187,688
Penumbra, Inc.*	1,200	149,424
ResMed, Inc.	3,679	771,229
Shockwave Medical, Inc.*	30,700	5,868,919
STAAR Surgical Co.*	1,400	99,302
Stryker Corp.	27,061	5,383,245

		41,641,868

See Notes to Financial Statements.

1375

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

Health Care Providers & Services (3.9%)
agilon health, Inc.*	4,800	$104,784
AmerisourceBergen Corp.	3,900	551,772
Chemed Corp.	500	234,695
Cigna Corp.	27,547	7,259,185
CorVel Corp.*	924	136,078
DaVita, Inc.*	1,800	143,928
Elevance Health, Inc.	1,900	916,902
HCA Healthcare, Inc.	882	148,229
HealthEquity, Inc.*	3,200	196,448
Humana, Inc.	19,500	9,127,365
LHC Group, Inc.*	1,000	155,740
McKesson Corp.	1,043	340,237
Molina Healthcare, Inc.*	1,200	335,532
Select Medical Holdings Corp.	7,500	177,150
UnitedHealth Group, Inc.	58,461	30,027,323

		49,855,368

Health Care Technology (0.1%)
Certara, Inc.*	692	14,850
Change Healthcare, Inc.*	6,400	147,584
Schrodinger, Inc.*	2,500	66,025
Veeva Systems, Inc., Class A*	4,200	831,768

		1,060,227

Life Sciences Tools & Services (1.7%)
10X Genomics, Inc., Class A*	2,400	108,600
Adaptive Biotechnologies Corp.*	4,889	39,552
Agilent Technologies, Inc.	8,100	962,037
Avantor, Inc.*	97,197	3,022,827
Bio-Rad Laboratories, Inc., Class A*	6,370	3,153,150
Bio-Techne Corp.	1,100	381,304
Bruker Corp.	3,100	194,556
Charles River Laboratories International, Inc.*	1,300	278,161
Danaher Corp.	1,000	253,520
ICON plc*	22,220	4,815,074
IQVIA Holdings, Inc.*	5,000	1,084,950
Maravai LifeSciences Holdings, Inc., Class A*	6,719	190,887
Medpace Holdings, Inc.*	1,100	164,637
Mettler-Toledo International, Inc.*	720	827,114
Repligen Corp.*	1,000	162,400
Sotera Health Co.*	9,561	187,300
Syneos Health, Inc.*	369	26,450
Thermo Fisher Scientific, Inc.	7,865	4,272,897
Waters Corp.*	1,700	562,666
West Pharmaceutical Services, Inc.	2,300	695,451

		21,383,533

Pharmaceuticals (1.6%)
Aerie Pharmaceuticals, Inc.*	2,800	21,000
Amneal Pharmaceuticals, Inc.*	10,300	32,754
Catalent, Inc.*	1,800	193,122
Daiichi Sankyo Co. Ltd. (ADR)	40,259	1,022,981
Eli Lilly and Co.	45,134	14,633,797
Innoviva, Inc.*	3,432	50,656
Merck & Co., Inc.	28,000	2,552,760
Reata Pharmaceuticals, Inc., Class A*	1,200	36,468
Zoetis, Inc.	12,447	2,139,515

		20,683,053

Total Health Care		165,021,934

Industrials (4.3%)
Aerospace & Defense (0.9%)
Axon Enterprise, Inc.*	2,300	214,291
Boeing Co. (The)*	4,500	615,240
BWX Technologies, Inc.	3,600	198,324
HEICO Corp. (x)	1,600	209,792
HEICO Corp., Class A	1,520	160,177
Howmet Aerospace, Inc.	5,900	185,555
Lockheed Martin Corp.	6,230	2,678,651
Northrop Grumman Corp.	500	239,285
TransDigm Group, Inc.*	12,522	6,720,182
Virgin Galactic Holdings, Inc. (x)*	4,900	29,498

		11,250,995

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	1,500	152,055
Expeditors International of Washington, Inc.	1,554	151,453
GXO Logistics, Inc.*	2,400	103,848
United Parcel Service, Inc., Class B	17,355	3,167,982

		3,575,338

Airlines (0.0%)†
Delta Air Lines, Inc.*	19,100	553,327

Building Products (0.2%)
AAON, Inc.	2,449	134,107
Advanced Drainage Systems, Inc.	1,700	153,119
Allegion plc	2,945	288,316
Armstrong World Industries, Inc.	2,100	157,416
Carlisle Cos., Inc.	1,100	262,471
Fortune Brands Home & Security, Inc.	2,100	125,748
Masco Corp.	3,100	156,860
Trane Technologies plc	3,500	454,545
Trex Co., Inc. (x)*	5,000	272,100

		2,004,682

Commercial Services & Supplies (0.3%)
Brink’s Co. (The)	2,300	139,633
Cimpress plc*	1,300	50,570
Cintas Corp.	2,372	886,013
Copart, Inc.*	6,430	698,684
IAA, Inc.*	4,000	131,080
Republic Services, Inc.	1,200	157,044
Rollins, Inc.	5,900	206,028
Tetra Tech, Inc.	581	79,336
Waste Management, Inc.	10,300	1,575,694

		3,924,082

Construction & Engineering (0.0%)†
AECOM	2,300	150,006
Quanta Services, Inc.	2,100	263,214
WillScot Mobile Mini Holdings Corp.*	6,000	194,520

		607,740

Electrical Equipment (0.4%)
AMETEK, Inc.	33,120	3,639,557
Array Technologies, Inc.*	185	2,037
Emerson Electric Co.	5,000	397,700
EnerSys	2,200	129,712
Generac Holdings, Inc.*	1,700	357,986
Plug Power, Inc. (x)*	16,500	273,405

See Notes to Financial Statements.

1376

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

Rockwell Automation, Inc.	2,434	$485,120
Vertiv Holdings Co.	8,400	69,048

		5,354,565

Industrial Conglomerates (0.1%)
General Electric Co.	2,300	146,441
Honeywell International, Inc.	5,300	921,193

		1,067,634

Machinery (0.8%)
AGCO Corp.	1,600	157,920
Allison Transmission Holdings, Inc.	5,900	226,855
Caterpillar, Inc.	12,319	2,202,144
Chart Industries, Inc.*	1,000	167,380
Deere & Co.	7,843	2,348,743
Donaldson Co., Inc.	3,200	154,048
Graco, Inc.	4,326	257,007
IDEX Corp.	800	145,304
Illinois Tool Works, Inc.	7,404	1,349,379
Ingersoll Rand, Inc.	53,936	2,269,627
Lincoln Electric Holdings, Inc.	1,700	209,712
Middleby Corp. (The)*	1,200	150,432
Nordson Corp.	947	191,711
Otis Worldwide Corp.	2,200	155,474
Parker-Hannifin Corp.	700	172,235
Toro Co. (The)	3,044	230,705
Welbilt, Inc.*	8,200	195,242
Xylem, Inc.	665	51,990

		10,635,908

Professional Services (0.2%)
ASGN, Inc.*	2,300	207,575
Booz Allen Hamilton Holding Corp.	5,200	469,872
CoStar Group, Inc.*	2,520	152,233
Equifax, Inc.	1,416	258,817
Exponent, Inc.	2,352	215,137
Insperity, Inc.	1,900	189,677
Robert Half International, Inc.	2,900	217,181
TransUnion	5,400	431,946
Verisk Analytics, Inc.	4,068	704,130

		2,846,568

Road & Rail (0.9%)
CSX Corp.	14,500	421,370
JB Hunt Transport Services, Inc.	1,700	267,699
Lyft, Inc., Class A*	8,400	111,552
Old Dominion Freight Line, Inc.	5,704	1,461,821
Saia, Inc.*	800	150,400
Uber Technologies, Inc.*	41,200	842,952
Union Pacific Corp.	36,364	7,755,714
XPO Logistics, Inc.*	2,400	115,584

		11,127,092

Trading Companies & Distributors (0.2%)
Applied Industrial Technologies, Inc.	2,600	250,042
Fastenal Co.	17,504	873,800
SiteOne Landscape Supply, Inc.*	900	106,983
United Rentals, Inc.*	700	170,037
Watsco, Inc.	700	167,174
WW Grainger, Inc.	1,207	548,497

		2,116,533

Total Industrials		55,064,464

Information Technology (39.9%)
Communications Equipment (0.1%)
Arista Networks, Inc.*	6,000	562,440
Plantronics, Inc.*	2,400	95,232
Ubiquiti, Inc. (x)	700	173,747

		831,419

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	57,616	3,709,318
Arrow Electronics, Inc.*	1,400	156,926
CDW Corp.	4,400	693,264
Cognex Corp.	5,104	217,022
Coherent, Inc.*	600	159,732
Corning, Inc.	1,181	37,213
Jabil, Inc.	3,500	179,235
Keysight Technologies, Inc.*	4,400	606,540
Zebra Technologies Corp., Class A*	600	176,370

		5,935,620

IT Services (6.9%)
Accenture plc, Class A	20,581	5,714,315
Affirm Holdings, Inc. (x)*	24,037	434,108
Automatic Data Processing, Inc.	10,087	2,118,673
Block, Inc., Class A*	8,508	522,902
Broadridge Financial Solutions, Inc.	3,600	513,180
Cass Information Systems, Inc.	525	17,745
Cloudflare, Inc., Class A*	7,100	310,625
DigitalOcean Holdings, Inc. (x)*	2,900	119,944
EPAM Systems, Inc.*	1,700	501,126
Euronet Worldwide, Inc.*	1,400	140,826
Fidelity National Information Services, Inc.	38,790	3,555,879
Fiserv, Inc.*	59,498	5,293,537
FleetCor Technologies, Inc.*	2,006	421,481
Gartner, Inc.*	2,111	510,503
Genpact Ltd.	4,400	186,384
Global Payments, Inc.	34,680	3,836,995
Globant SA*	1,600	278,400
GoDaddy, Inc., Class A*	2,300	159,988
Hackett Group, Inc. (The)	2,178	41,317
International Business Machines Corp.	15,900	2,244,921
Jack Henry & Associates, Inc.	1,928	347,079
Mastercard, Inc., Class A	34,280	10,814,654
Maximus, Inc.	2,900	181,279
MongoDB, Inc.*	57,532	14,929,554
Okta, Inc.*	1,700	153,680
Paychex, Inc.	8,473	964,820
PayPal Holdings, Inc.*	9,415	657,544
Shift4 Payments, Inc., Class A (x)*	2,000	66,120
Snowflake, Inc., Class A*	60,538	8,418,414
StoneCo Ltd., Class A*	8,500	65,450
Switch, Inc., Class A	4,500	150,750
Toast, Inc., Class A (x)*	10,600	137,164
Twilio, Inc., Class A*	1,400	117,334
VeriSign, Inc.*	900	150,597
Visa, Inc., Class A	116,077	22,854,401
Western Union Co. (The)	9,600	158,112
WEX, Inc.*	1,000	155,560
Wix.com Ltd.*	1,600	104,880

		87,350,241

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

Semiconductors & Semiconductor Equipment (5.8%)
Advanced Micro Devices, Inc.*	90,939	$6,954,105
Allegro MicroSystems, Inc.*	508	10,511
Analog Devices, Inc.	2,762	403,501
Applied Materials, Inc.	54,710	4,977,516
ASML Holding NV (Registered) (NYRS)	6,776	3,224,563
Broadcom, Inc.	10,600	5,149,586
Enphase Energy, Inc.*	69,900	13,647,276
Entegris, Inc.	4,700	433,011
GLOBALFOUNDRIES, Inc. (x)*	4,074	164,345
KLA Corp.	4,300	1,372,044
Lam Research Corp.	9,900	4,218,885
Lattice Semiconductor Corp.*	5,700	276,450
Microchip Technology, Inc.	73,476	4,267,486
Micron Technology, Inc.	4,600	254,288
Monolithic Power Systems, Inc.	1,300	499,252
NVIDIA Corp.	112,548	17,061,151
ON Semiconductor Corp.*	6,800	342,108
QUALCOMM, Inc.	59,305	7,575,621
Synaptics, Inc.*	1,000	118,050
Teradyne, Inc.	5,200	465,660
Texas Instruments, Inc.	17,081	2,624,496
Universal Display Corp.	1,518	153,530

		74,193,435

Software (19.8%)
8x8, Inc.*	6,300	32,445
Adobe, Inc.*	12,452	4,558,179
American Software, Inc., Class A	192	3,103
ANSYS, Inc.*	1,100	263,219
Appfolio, Inc., Class A*	1,300	117,832
Appian Corp. (x)*	1,500	71,040
AppLovin Corp., Class A (x)*	5,900	203,196
Asana, Inc., Class A*	3,400	59,772
Aspen Technology, Inc.*	840	154,291
Atlassian Corp. plc, Class A*	79,966	14,985,628
Autodesk, Inc.*	6,597	1,134,420
Avalara, Inc.*	3,400	240,040
Bentley Systems, Inc., Class B	4,000	133,200
Bill.com Holdings, Inc.*	36,200	3,979,828
Black Knight, Inc.*	2,300	150,397
Blackbaud, Inc.*	1,300	75,491
C3.ai, Inc., Class A*	539	9,842
Cadence Design Systems, Inc.*	7,205	1,080,966
CDK Global, Inc.	2,700	147,879
Ceridian HCM Holding, Inc.*	3,300	155,364
Citrix Systems, Inc.	1,467	142,548
CommVault Systems, Inc.*	2,600	163,540
Coupa Software, Inc.*	2,900	165,590
Crowdstrike Holdings, Inc., Class A*	96,962	16,343,915
Datadog, Inc., Class A*	140,800	13,409,792
Digital Turbine, Inc.*	3,500	61,145
DocuSign, Inc.*	5,700	327,066
DoubleVerify Holdings, Inc.*	4,600	104,282
Dropbox, Inc., Class A*	8,900	186,811
Dynatrace, Inc.*	6,642	261,961
Elastic NV*	2,400	162,408
Envestnet, Inc.*	2,800	147,756
Everbridge, Inc.*	1,300	36,257
Fair Isaac Corp.*	900	360,810
Five9, Inc.*	53,500	4,875,990

Fortinet, Inc.*	329,992	18,670,947
Gitlab, Inc., Class A (x)*	55,300	2,938,642
HashiCorp, Inc., Class A (x)*	7,131	209,937
HubSpot, Inc.*	1,300	390,845
Informatica, Inc., Class A (x)*	6,200	128,774
Intuit, Inc.	26,448	10,194,117
LivePerson, Inc.*	630	8,908
Manhattan Associates, Inc.*	1,500	171,900
Microsoft Corp.#	326,305	83,804,913
New Relic, Inc.*	1,900	95,095
NortonLifeLock, Inc.	8,400	184,464
Nutanix, Inc., Class A*	5,700	83,391
OneSpan, Inc.*	1,452	17,279
Oracle Corp.	27,459	1,918,560
Palantir Technologies, Inc., Class A*	48,500	439,895
Palo Alto Networks, Inc.*	30,900	15,262,746
Paycom Software, Inc.*	1,500	420,180
Paylocity Holding Corp.*	1,500	261,630
Pegasystems, Inc.	1,400	66,976
Procore Technologies, Inc.*	2,800	127,092
PTC, Inc.*	3,300	350,922
Q2 Holdings, Inc.*	2,400	92,568
RingCentral, Inc., Class A*	2,500	130,650
Sailpoint Technologies Holdings, Inc. (x)*	2,400	150,432
Salesforce, Inc.*	98,373	16,235,480
SentinelOne, Inc., Class A (x)*	45,203	1,054,586
ServiceNow, Inc.*	47,987	22,818,778
Splunk, Inc.*	5,034	445,308
Synopsys, Inc.*	12,822	3,894,041
Trade Desk, Inc. (The), Class A*	31,413	1,315,891
Tyler Technologies, Inc.*	1,046	347,774
UiPath, Inc., Class A*	7,600	138,244
Unity Software, Inc. (x)*	4,422	162,818
Varonis Systems, Inc.*	4,200	123,144
VMware, Inc., Class A	3,062	349,007
Workday, Inc., Class A*	31,168	4,350,430
Zendesk, Inc.*	3,600	266,652
Zoom Video Communications, Inc., Class A*	3,400	367,098
Zscaler, Inc.*	2,500	373,775

		252,669,892

Technology Hardware, Storage & Peripherals (6.8%)
Apple, Inc.	628,810	85,970,903
Dell Technologies, Inc., Class C	4,000	184,840
HP, Inc.	12,900	422,862
NetApp, Inc.	5,300	345,772
Pure Storage, Inc., Class A*	7,300	187,683

		87,112,060

Total Information Technology		508,092,667

Materials (0.6%)
Chemicals (0.4%)
Albemarle Corp.	1,600	334,368
Axalta Coating Systems Ltd.*	6,500	143,715
CF Industries Holdings, Inc.	5,500	471,515
Chemours Co. (The)	4,800	153,696
Ecolab, Inc.	6,540	1,005,591
FMC Corp.	2,100	224,721
Linde plc	2,800	805,084

See Notes to Financial Statements.

1378

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)

Mosaic Co. (The)	3,000	$141,690
PPG Industries, Inc.	3,000	343,020
RPM International, Inc.	2,278	179,324
Scotts Miracle-Gro Co. (The)	1,200	94,788
Sherwin-Williams Co. (The)	6,318	1,414,663
Valvoline, Inc.	5,200	149,916

		5,462,091

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	500	149,620
Vulcan Materials Co.	1,700	241,570

		391,190

Containers & Packaging (0.1%)
Avery Dennison Corp.	1,800	291,366
Ball Corp.	2,800	192,556
Berry Global Group, Inc.*	2,800	152,992
Crown Holdings, Inc.	2,000	184,340
Graphic Packaging Holding Co.	7,600	155,800
Sealed Air Corp.	3,400	196,248

		1,173,302

Metals & Mining (0.1%)
Commercial Metals Co.	4,300	142,330
MP Materials Corp.*	4,500	144,360
Royal Gold, Inc.	1,400	149,492
Southern Copper Corp.	3,200	159,392

		595,574

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	2,900	151,989

Total Materials		7,774,146

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
American Tower Corp. (REIT)	9,367	2,394,112
Apartment Income REIT Corp. (REIT)	3,600	149,760
Camden Property Trust (REIT)	1,100	147,928
Crown Castle International Corp. (REIT)	11,432	1,924,920
Equinix, Inc. (REIT)	1,907	1,252,937
Equity LifeStyle Properties, Inc. (REIT)	3,316	233,678
Extra Space Storage, Inc. (REIT)	900	153,108
Iron Mountain, Inc. (REIT)	6,100	297,009
Lamar Advertising Co. (REIT), Class A	2,200	193,534
Public Storage (REIT)	3,719	1,162,820
SBA Communications Corp. (REIT)	666	213,153
Simon Property Group, Inc. (REIT)	4,162	395,057

		8,518,016

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	4,200	309,162
Cushman & Wakefield plc (x)*	10,700	163,068
Zillow Group, Inc., Class C (x)*	4,900	155,575

		627,805

Total Real Estate		9,145,821

Utilities (0.1%)
Gas Utilities (0.0%)†
National Fuel Gas Co.	2,200	145,310
Southwest Gas Holdings, Inc.	1,700	148,036

		293,346

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	7,300	153,373
Clearway Energy, Inc., Class C	4,500	156,780
Vistra Corp.	6,500	148,525

		458,678

Total Utilities		752,024

Total Common Stocks (85.7%) (Cost $692,441,405)		1,092,013,806

EXCHANGE TRADED FUNDS (ETF):
Equity (7.4%)
iShares Russell 1000 Growth ETF (x)	108,518	23,732,887
Vanguard Growth ETF (x)	212,461	47,355,432
Vanguard Russell 1000 Growth ETF	421,440	23,718,643

Total Exchange Traded Funds (7.4%) (Cost $107,298,041)		94,806,962

SHORT-TERM INVESTMENTS:
Investment Companies (4.1%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	1,000,000	1,000,000
JPMorgan Prime Money Market Fund, IM Shares	50,798,055	50,808,215

Total Investment Companies		51,808,215

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.8%)
CF Secured LLC, 1.48%, dated 6/30/22, due 7/1/22, repurchase price $5,000,206, collateralized by various U.S. Government Treasury Securities, ranging from 0.625%-4.250%, maturing 9/30/23-11/15/40; total market value $5,100,210. (xx)	$5,000,000	5,000,000
Deutsche Bank Securities, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $6,042,258, collateralized by various U.S. Government Agency Securities, ranging from 2.000%-4.000%, maturing 1/1/45-4/1/52; total market value $6,162,846. (xx)	6,042,006	6,042,006
MetLife, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $10,000,417, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27-11/15/47; total market value $10,204,507. (xx)	10,000,000	10,000,000
National Bank of Canada, 1.70%, dated 6/30/22, due 7/7/22, repurchase price $8,502,810, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 11/3/22-2/15/51; total market value $9,373,859. (xx)	8,500,000	8,500,000

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)

Societe Generale SA, 1.51%, dated 6/30/22, due 7/7/22, repurchase price $1,000,294, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-1.807%, maturing 10/11/22-4/30/24; total market value $1,020,000. (xx)	$1,000,000	$1,000,000
TD Prime Services LLC, 1.65%, dated 6/30/22, due 7/1/22, repurchase price $5,000,229, collateralized by various Common Stocks; total market value $5,538,860. (xx)	5,000,000	5,000,000

Total Repurchase Agreements		35,542,006

Total Short-Term Investments (6.9%) (Cost $87,359,038)		87,350,221

Total Investments in Securities (100.0%) (Cost $887,098,484)		1,274,170,989
Other Assets Less Liabilities (0.0%)†		(323,498)

Net Assets (100%)		$1,273,847,491

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $6,677,580.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $35,293,572. This was collateralized by $101,371 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 7/14/22 – 5/15/52 and by cash of $36,542,006 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
NYRS	— New York Registry Shares
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index	96	9/2022	USD	22,136,640	(2,080,337)
S&P 500 E-Mini Index	155	9/2022	USD	29,368,625	(2,429,564)
S&P Midcap 400 E-Mini Index	53	9/2022	USD	12,020,400	(1,244,923)

					(5,754,824)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$102,768,738	$—	$—	$102,768,738
Consumer Discretionary	169,819,725	—	—	169,819,725
Consumer Staples	33,145,995	—	—	33,145,995
Energy	11,946,980	—	—	11,946,980
Financials	28,481,312	—	—	28,481,312

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Health Care	$165,021,934	$—	$—	$165,021,934
Industrials	55,064,464	—	—	55,064,464
Information Technology	508,092,667	—	—	508,092,667
Materials	7,774,146	—	—	7,774,146
Real Estate	9,145,821	—	—	9,145,821
Utilities	752,024	—	—	752,024
Exchange Traded Funds	94,806,962	—	—	94,806,962
Short-Term Investments
Investment Companies	51,808,215	—	—	51,808,215
Repurchase Agreements	—	35,542,006	—	35,542,006

Total Assets	$1,238,628,983	$35,542,006	$—	$1,274,170,989

Liabilities:
Futures	$(5,754,824)	$—	$—	$(5,754,824)

Total Liabilities	$(5,754,824)	$—	$—	$(5,754,824)

Total	$1,232,874,159	$35,542,006	$—	$1,268,416,165

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(5,754,824	)*

Total		$(5,754,824)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(13,677,890)	$(13,677,890)

Total	$(13,677,890)	$(13,677,890)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(6,189,784)	$(6,189,784)

Total	$(6,189,784)	$(6,189,784)

^ This Portfolio held futures contracts as a substitute for investing in conventional securities.

The Portfolio held futures contracts with an average notional balance of approximately $69,144,000 during the six months ended June 30, 2022.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$678,534,940
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$771,306,414

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$455,471,502
Aggregate gross unrealized depreciation	(79,058,803)

Net unrealized appreciation	$376,412,699

Federal income tax cost of investments in securities and derivative instruments, if applicable	$892,003,466

For the six months ended June 30, 2022, the Portfolio incurred approximately $1,443 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $851,556,478)	$1,238,628,983
Repurchase Agreements (Cost $35,542,006)	35,542,006
Cash	25,295,289
Receivable for securities sold	13,943,872
Dividends, interest and other receivables	386,146
Receivable for Portfolio shares sold	56,699
Securities lending income receivable	18,443
Other assets	15,738

Total assets	1,313,887,176

LIABILITIES
Payable for return of collateral on securities loaned	36,542,006
Payable for securities purchased	1,409,979
Due to broker for futures variation margin	673,802
Investment management fees payable	613,916
Payable for Portfolio shares redeemed	345,438
Distribution fees payable – Class IA	243,903
Administrative fees payable	132,830
Distribution fees payable – Class IB	24,778
Trustees’ fees payable	60
Accrued expenses	52,973

Total liabilities	40,039,685

NET ASSETS	$1,273,847,491

Net assets were comprised of:
Paid in capital	$822,823,879
Total distributable earnings (loss)	451,023,612

Net assets	$1,273,847,491

Class IA
Net asset value, offering and redemption price per share, $1,147,862,657 / 19,343,365 shares outstanding (unlimited amount authorized: $0.01 par value)	$59.34

Class IB
Net asset value, offering and redemption price per share, $116,592,563 / 2,024,231 shares outstanding (unlimited amount authorized: $0.01 par value)	$57.60

Class K
Net asset value, offering and redemption price per share, $9,392,271 / 157,745 shares outstanding (unlimited amount authorized: $0.01 par value)	$59.54

(x)	Includes value of securities on loan of $35,293,572.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (net of $7,523 foreign withholding tax)	$4,833,905
Interest	24,216
Securities lending (net)	78,434

Total income	4,936,555

EXPENSES
Investment management fees	4,294,577
Distribution fees – Class IA	1,721,252
Administrative fees	913,124
Distribution fees – Class IB	171,426
Custodian fees	90,198
Professional fees	47,135
Printing and mailing expenses	36,404
Trustees’ fees	24,437
Miscellaneous	17,519

Total expenses	7,316,072

NET INVESTMENT INCOME (LOSS)	(2,379,517)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	71,167,946
Futures contracts	(13,677,890)

Net realized gain (loss)	57,490,056

Change in unrealized appreciation (depreciation) on:
Investments in securities	(599,564,144)
Futures contracts	(6,189,784)

Net change in unrealized appreciation (depreciation)	(605,753,928)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(548,263,872)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(550,643,389)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,379,517)	$(6,149,318)
Net realized gain (loss)	57,490,056	342,048,367
Net change in unrealized appreciation (depreciation)	(605,753,928)	(3,258,566)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(550,643,389)	332,640,483

Distributions to shareholders:
Class IA	—	(290,737,036)
Class IB	—	(28,345,454)
Class K	—	(2,275,433)

Total distributions to shareholders	—	(321,357,923)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 70,494 and 141,058 shares, respectively ]	5,010,477	12,832,401
Capital shares issued in reinvestment of distributions [ 0 and 3,440,916 shares, respectively ]	—	290,737,036
Capital shares repurchased [ (829,573) and (1,567,396) shares, respectively ]	(58,077,151)	(145,320,284)

Total Class IA transactions	(53,066,674)	158,249,153

Class IB
Capital shares sold [ 160,338 and 177,382 shares, respectively ]	11,287,279	15,778,291
Capital shares issued in reinvestment of distributions [ 0 and 345,550 shares, respectively ]	—	28,345,454
Capital shares repurchased [ (111,251) and (214,341) shares, respectively ]	(7,406,445)	(19,215,632)

Total Class IB transactions	3,880,834	24,908,113

Class K
Capital shares sold [ 8,710 and 18,599 shares, respectively ]	609,430	1,709,718
Capital shares issued in reinvestment of distributions [ 0 and 26,882 shares, respectively ]	—	2,275,433
Capital shares repurchased [ (8,484) and (20,966) shares, respectively ]	(588,573)	(1,953,982)

Total Class K transactions	20,857	2,031,169

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(49,164,983)	185,188,435

TOTAL INCREASE (DECREASE) IN NET ASSETS	(599,808,372)	196,470,995
NET ASSETS:
Beginning of period	1,873,655,863	1,677,184,868

End of period	$1,273,847,491	$1,873,655,863

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IA			2021	2020	2019		2018	2017
Net asset value, beginning of period	$84.48		$84.51	$66.71	$54.88		$61.46	$47.22

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.11)		(0.32)	(0.06)	0.49		0.10	0.09
Net realized and unrealized gain (loss)	(25.03)		17.41	25.63	17.64		0.14	14.24

Total from investment operations	(25.14)		17.09	25.57	18.13		0.24	14.33

Less distributions:
Dividends from net investment income	—		—	—	(0.51)		(0.09)	(0.09)
Distributions from net realized gains	—		(17.12)	(7.77)	(5.79)		(6.73)	—

Total dividends and distributions	—		(17.12)	(7.77)	(6.30)		(6.82)	(0.09)

Net asset value, end of period	$59.34		$84.48	$84.51	$66.71		$54.88	$61.46

Total return (b)	(29.76)%		20.49%	38.83%	33.35	%(cc)	(0.22)%	30.34	%(bb)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,147,863		$1,698,352	$1,528,550	$1,210,068		$991,788	$1,085,470
Ratio of expenses to average net assets (a)(f)	0.96%		0.95%	0.97%	0.98%		0.98%	0.99%
Ratio of net investment income (loss) to average net assets (a)(f)	(0.31)%		(0.35)%	(0.09)%	0.75%		0.15%	0.16%
Portfolio turnover rate^	46	%(z)	74%	60%	56%		45%	47%

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021	2020	2019		2018	2017
Net asset value, beginning of period	$82.00		$82.45	$65.23	$53.77		$60.34	$46.36

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.11)		(0.31)	(0.06)	0.48		0.10	0.08
Net realized and unrealized gain (loss)	(24.29)		16.98	25.05	17.28		0.15	13.99

Total from investment operations	(24.40)		16.67	24.99	17.76		0.25	14.07

Less distributions:
Dividends from net investment income	—		—	—	(0.51)		(0.09)	(0.09)
Distributions from net realized gains	—		(17.12)	(7.77)	(5.79)		(6.73)	—

Total dividends and distributions	—		(17.12)	(7.77)	(6.30)		(6.82)	(0.09)

Net asset value, end of period	$57.60		$82.00	$82.45	$65.23		$53.77	$60.34

Total return (b)	(29.76)%		20.49%	38.82%	33.35	%(cc)	(0.20)%	30.35	%(bb)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$116,593		$161,968	$137,403	$107,518		$85,486	$88,662
Ratio of expenses to average net assets (a)(f)	0.96%		0.95%	0.97%	0.98%		0.98%	0.99%
Ratio of net investment income (loss) to average net assets (a)(f)	(0.31)%		(0.35)%	(0.09)%	0.75%		0.16%	0.16%
Portfolio turnover rate^	46	%(z)	74%	60%	56%		45%	47%

See Notes to Financial Statements.

1385

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021	2020	2019		2018	2017
Net asset value, beginning of period	$84.66		$84.45	$66.50	$54.71		$61.29	$47.08

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)		(0.09)	0.12 †	0.66		0.27	0.22
Net realized and unrealized gain (loss)	(25.10)		17.42	25.60	17.60		0.14	14.21

Total from investment operations	(25.12)		17.33	25.72	18.26		0.41	14.43

Less distributions:
Dividends from net investment income	—		—	—	(0.68)		(0.26)	(0.22)
Distributions from net realized gains	—		(17.12)	(7.77)	(5.79)		(6.73)	—

Total dividends and distributions	—		(17.12)	(7.77)	(6.47)		(6.99)	(0.22)

Net asset value, end of period	$59.54		$84.66	$84.45	$66.50		$54.71	$61.29

Total return (b)	(29.67)%		20.79%	39.18%	33.68	%(cc)	0.05%	30.66	%(bb)

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,392		$13,336	$11,232	$8,537		$6,201	$6,560
Ratio of expenses to average net assets (a)(f)	0.71%		0.70%	0.72%	0.73%		0.73%	0.74%
Ratio of net investment income (loss) to average net assets (a)(f)	(0.06)%		(0.10)%	0.16%	1.02%		0.41%	0.41%
Portfolio turnover rate^	46	%(z)	74%	60%	56%		45%	47%
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(bb)	Includes a litigation payment. Without this payment, the total return would have been 29.90% for Class IA, 29.89% for Class IB and 30.23% for Class K.
(cc)	Includes income resulting from a litigation payment. Without this income, the total return would have been 33.27% for Class IA, 33.27% for Class IB and 33.60% for Class K.

See Notes to Financial Statements.

1386

MULTIMANAGER CORE BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
U.S. Treasury Obligations	34.1%
Mortgage-Backed Securities	22.0
Financials	9.5
Collateralized Mortgage Obligations	8.9
Asset-Backed Securities	7.5
Commercial Mortgage-Backed Securities	6.4
Utilities	2.6
Information Technology	2.3
Industrials	2.0
Energy	1.7
Communication Services	1.7
Health Care	1.7
Real Estate	1.5
U.S. Government Agency Securities	1.3
Consumer Discretionary	1.2
Foreign Government Securities	1.2
Consumer Staples	0.9
Supranational	0.7
Investment Companies	0.7
Materials	0.6
Repurchase Agreements	0.6
Municipal Bonds	0.2
Foreign Government Treasury Bill	0.0 #
Cash and Other	(9.3)

100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IA
Actual	$1,000.00	$902.70	$4.01
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26
Class IB
Actual	1,000.00	903.00	4.01
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26
Class K
Actual	1,000.00	904.00	2.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.82	3.01

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.85%, 0.85% and 0.60%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1387

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (7.5%)
A10 Bridge Asset Financing LLC,
Series 2020-C A 2.021%, 8/15/40§	$90,361	$89,076
AASET Trust,
Series 2020-1A A 3.351%, 1/16/40§	542,529	455,062
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-HE1 A2C 1.964%, 1/25/37 (l)	1,360,807	924,311
Air Canada Pass-Through Trust,
Series 2013-1 A 4.125%, 5/15/25§	231,893	216,127
Series 2017-1 AA 3.300%, 1/15/30§	16,416	14,651
Aligned Data Centers Issuer LLC,
Series 2021-1A A2 1.937%, 8/15/46§	750,000	662,854
Series 2021-1A B 2.482%, 8/15/46§	500,000	455,732
American Airlines Pass-Through Trust,
Series 2013-1 A 4.000%, 7/15/25	227,698	205,204
Series 2013-2 A 4.950%, 1/15/23	10,654	10,388
Series 2015-2 A A 3.600%, 9/22/27	85,894	78,593
Series 2015-2 B 4.400%, 9/22/23	99,266	95,353
Series 2016-1 B 5.250%, 1/15/24	1,013	984
Series 2016-2 B 4.375%, 6/15/24§	30,300	28,100
Series 2016-3 AA 3.000%, 10/15/28	227,770	202,828
Series 2017-1 B 4.950%, 2/15/25	8,411	7,878
Series 2019-1 A 3.500%, 2/15/32	445,786	359,228
Series 2019-1 AA 3.150%, 2/15/32	66,868	59,111
Series 2019-1 B 3.850%, 2/15/28	64,839	54,709
Series 2021-1 A 2.875%, 7/11/34	800,000	676,808
AMSR Trust,
Series 2019-SFR1 E 3.471%, 1/19/39§	3,000,000	2,699,401
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL2 A 3.129%, 5/15/37 (l)§	136,000	133,097
Atlas Senior Loan Fund X Ltd.,
Series 2018-10A A 2.134%, 1/15/31 (l)§	491,101	480,454
BDS Ltd.,
Series 2019-FL4 B 3.273%, 8/15/36 (l)§	145,000	140,587
BHG Securitization Trust,
Series 2022-A C 3.080%, 2/20/35§	$187,000	$175,596
Blackbird Capital Aircraft,
Series 2021-1A B 3.446%, 7/15/46§	703,937	567,725
Carlyle Global Market Strategies CLO Ltd.,
Series 2016-1A A1R2 2.203%, 4/20/34 (l)§	500,000	481,512
Carvana Auto Receivables Trust,
Series 2022-P1 A1 1.218%, 4/12/23	189,883	189,776
CLNC Ltd.,
Series 2019-FL1 B 3.524%, 8/20/35 (l)§	145,000	138,419
CPS Auto Receivables Trust,
Series 2021-A D 1.160%, 12/15/26§	750,000	717,207
Series 2021-A E 2.530%, 3/15/28§	500,000	471,318
CSAB Mortgage-Backed Trust,
Series 2007-1 1A1A 5.898%, 5/25/37 (l)	5,179,946	1,502,803
DataBank Issuer,
Series 2021-1A A2 2.060%, 2/27/51§	900,000	799,781
Delta Air Lines Pass-Through Trust,
Series 2020-1 AA 2.000%, 6/10/28	44,021	37,704
Domino’s Pizza Master Issuer LLC,
Series 2019-1A A2 3.668%, 10/25/49§	488,750	440,752
Doric Nimrod Air Alpha Pass-Through Trust,
Series 2013-1 A 5.250%, 5/30/23§	201,028	198,169
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust,
Series 2012-1 A 5.125%, 11/30/22§	15,869	15,750
Elevation CLO Ltd.,
Series 2018-9A A1 2.164%, 7/15/31 (l)§	500,000	486,442
FS RIALTO,
Series 2021-FL2 A 2.729%, 5/16/38 (l)§	350,000	336,540
FS Rialto Issuer LLC,
Series 2022-FL5 A 3.204%, 6/19/37 (l)§	104,000	102,417
Generate CLO 9 Ltd.,
Series 9A A 2.263%, 10/20/34 (l)§	500,000	479,397
GLS Auto Receivables Issuer Trust,
Series 2022-1A A 1.980%, 8/15/25§	578,987	572,670
GM Financial Consumer Automobile Receivables Trust,
Series 2022-2 A2 2.520%, 5/16/25	700,000	695,494
GoodLeap Sustainable Home Solutions Trust,
Series 2021-3CS A 2.100%, 5/20/48§	697,275	605,106

See Notes to Financial Statements.

1388

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2021-5CS B 2.560%, 10/20/48§	$396,814	$348,173
Greystone Commercial Real Estate Notes Ltd.,
Series 2019-FL2 B 2.924%, 9/15/37 (l)§	145,000	140,848
GSAA Home Equity Trust,
Series 2006-5 2A1 1.764%, 3/25/36 (l)	10,964	4,154
Series 2007-10 A2A 6.500%, 11/25/37	2,059,897	1,082,067
Series 2007-8 A2 2.324%, 8/25/37 (l)	107,137	103,902
Helios Issuer LLC,
Series 2020-AA A 2.980%, 6/20/47§	352,208	324,062
Hertz Vehicle Financing III LP,
Series 2021-2A C 2.520%, 12/27/27§	375,000	328,349
Hertz Vehicle Financing LLC,
Series 2021-1A C 2.050%, 12/26/25§	375,000	347,811
Home Partners of America Trust,
Series 2021-1 D 2.477%, 9/17/41§	603,249	534,345
Series 2021-1 F 3.325%, 9/17/41§	514,349	440,450
HSI Asset Securitization Corp. Trust,
Series 2006-HE1 1A1 1.904%, 10/25/36 (l)	7,592,383	2,717,073
Jamestown CLO VI-R Ltd.,
Series 2018-6RA A1 2.334%, 4/25/30 (l)§	500,000	492,377
JetBlue Pass-Through Trust,
Series 2020-1 A 4.000%, 11/15/32	631,291	580,300
JP Morgan Mortgage Acquisition Trust,
Series 2006-RM1 A5 2.104%, 8/25/36 (l)	4,254,474	2,057,307
Labrador Aviation Finance Ltd.,
Series 2016-1A A1 4.300%, 1/15/42§	2,044,365	1,822,729
LCCM Trust,
Series 2021-FL3 A 2.774%, 11/15/38 (l)§	367,000	351,919
Lendmark Funding Trust,
Series 2021-1A A 1.900%, 11/20/31§	700,000	600,541
Series 2022-1A A 5.120%, 7/20/32§	116,000	116,505
LL ABS Trust,
Series 2022-1A A 3.760%, 11/15/29§	540,193	533,907
LoanCore Issuer Ltd.,
Series 2018-CRE1 A 2.454%, 5/15/28 (l)§	29,043	28,912
Series 2019-CRE2 AS 2.824%, 5/15/36 (l)§	246,000	241,612
Series 2019-CRE2 B 3.024%, 5/15/36 (l)§	145,000	141,839
Long Beach Mortgage Loan Trust,
Series 2006-9 2A2 1.734%, 10/25/36 (l)	2,702,854	962,973
Madison Park Funding XXXIV Ltd.,
Series 2019-34A AR 2.304%, 4/25/32 (l)§	500,000	489,208
Marathon CLO V Ltd.,
Series 2013-5A A1R 2.375%, 11/21/27 (l)§	39,798	39,642
Marble Point CLO XXII Ltd.,
Series 2021-2A A 2.384%, 7/25/34 (l)§	500,000	482,336
Mariner Finance Issuance Trust,
Series 2021-AA A 1.860%, 3/20/36§	700,000	623,756
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE4 A1 1.944%, 7/25/37 (l)	3,402,002	2,111,717
MF1 LLC,
Series 2022-FL9 A 2.960%, 6/19/37 (l)§	100,000	98,429
Midocean Credit CLO IX,
Series 2018-9A A1 2.213%, 7/20/31 (l)§	500,000	490,010
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-1 A3 1.924%, 7/25/36 (l)	3,562,002	1,724,094
Mosaic Solar Loan Trust,
Series 2022-1A A 2.640%, 1/20/53§	677,353	620,484
Navient Private Education Loan Trust,
Series 2015-BA A3 2.774%, 7/16/40 (l)§	664,237	664,686
NBC Funding LLC,
Series 2021-1 A2 2.989%, 7/30/51§	992,500	875,601
NLY Commercial Mortgage Trust,
Series 2019-FL2 B 3.224%, 2/15/36 (l)§	145,000	142,603
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2007-1 2A1A 1.944%, 2/25/37 (l)	1,184,027	1,128,759
Northwoods Capital XI-B Ltd.,
Series 2018-11BA A1 2.144%, 4/19/31 (l)§	492,590	482,205
NRZ Excess Spread-Collateralized Notes,
Series 2020-PLS1 A 3.844%, 12/25/25§	778,348	733,267
OFSI Fund IX Ltd.,
Series 2018-1A A 2.194%, 7/15/31 (l)§	500,000	487,395
OneMain Financial Issuance Trust,
Series 2019-2A A 3.140%, 10/14/36§	210,000	194,986
Series 2020-1A A 3.840%, 5/14/32§	139,760	139,383
Pennsylvania Higher Education Assistance Agency,
Series 2009-1 A1 2.084%, 7/25/29 (l)	55,631	55,671

See Notes to Financial Statements.

1389

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
PPM CLO Ltd.,
Series 2018-1A A 2.194%, 7/15/31 (l)§	$500,000	$488,736
Primrose Funding LLC,
Series 2019-1A A2 4.475%, 7/30/49§	243,750	230,305
Progress Residential Trust,
Series 2021-SFR5 F 3.158%, 7/17/38§	2,000,000	1,711,536
RASC Trust,
Series 2007-EMX1 A13 1.824%, 1/25/37 (l)	883,784	840,739
Regional Management Issuance Trust,
Series 2022-1 A 3.070%, 3/15/32§	100,000	96,476
Rockford Tower CLO Ltd.,
Series 2018-1A A 2.578%, 5/20/31 (l)§	500,000	489,144
Sapphire Aviation Finance II Ltd.,
Series 2020-1A A 3.228%, 3/15/40§	391,269	342,499
SBA Tower Trust (REIT), 3.869%, 10/8/24§	800,000	787,946
Scholar Funding Trust,
Series 2013-A A 2.283%, 1/30/45 (l)§	100,919	97,965
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-FR4 A2B 1.964%, 8/25/36 (l)	2,344,320	850,285
SLM Private Education Loan Trust,
Series 2010-C A5 6.074%, 10/15/41 (l)§	231,368	255,870
SLM Student Loan Trust,
Series 2005-7 A4 1.334%, 10/25/29 (l)	153,974	152,887
SMB Private Education Loan Trust,
Series 2015-B B 3.500%, 12/17/40§	100,000	97,113
Series 2020-PTA A2A 1.600%, 9/15/54§	190,740	176,368
Series 2021-A C 2.990%, 1/15/53§	240,000	225,840
Series 2021-A D1 3.860%, 1/15/53§	100,000	93,691
SoFi Professional Loan Program LLC,
Series 2016-D A1 2.574%, 1/25/39 (l)§	30,578	30,477
Series 2017-F BFX 3.620%, 1/25/41§	1,000,000	962,823
Sound Point CLO XXI Ltd.,
Series 2018-3A A1A 2.394%, 10/26/31 (l)§	500,000	488,705
Sounds Point CLO IV-R Ltd.,
Series 2013-3RA A 2.194%, 4/18/31 (l)§	500,000	489,350
Soundview Home Loan Trust,
Series 2006-1 2A1 3.836%, 2/25/37 (l)	4,244,256	1,150,063
Series 2007-OPT5 2A2 2.574%, 10/25/37 (l)	3,576,978	2,866,705
STAR Trust,
Series 2021-SFR1 G 4.723%, 4/17/38 (l)§	2,000,000	1,874,944
Steele Creek CLO Ltd.,
Series 2014-1RA A 2.168%, 4/21/31 (l)§	500,000	491,860
Sunrun Demeter Issuer LLC,
Series 2021-2A A 2.270%, 1/30/57§	686,267	586,243
Symphony CLO XVII Ltd.,
Series 2016-17A AR 1.924%, 4/15/28 (l)§	308,112	305,117
Taco Bell Funding LLC,
Series 2021-1A A23 2.542%, 8/25/51§	497,500	407,895
Series 2021-1A A2I 1.946%, 8/25/51§	746,250	643,040
Telos CLO Ltd.,
Series 2014-5A A1R 1.994%, 4/17/28 (l)§	16,912	16,903
TICP CLO II-2 Ltd.,
Series 2018-IIA A1 1.903%, 4/20/28 (l)§	292,939	290,239
TICP CLO III-2 Ltd.,
Series 2018-3R A 1.903%, 4/20/28 (l)§	182,856	181,416
TIF Funding II LLC,
Series 2021-1A A 1.650%, 2/20/46§	890,208	770,249
Tricolor Auto Securitization Trust,
Series 2022-1A A 3.300%, 2/18/25§	557,878	553,497
Tricon Residential Trust,
Series 2021-SFR1 E1 2.794%, 7/17/38§	1,300,000	1,174,426
Turkish Airlines Pass-Through Trust,
Series 2015-1 A 4.200%, 3/15/27§	523,351	448,710
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1 3.227%, 5/14/26	63,058	61,962
United Airlines Pass-Through Trust,
Series 2014-1 A 4.000%, 4/11/26	123,108	115,056
Series 2015-1 AA 3.450%, 12/1/27	10,648	9,455
Series 2016-2 AA 2.875%, 10/7/28	15,242	13,653
Series 2016-2 B 3.650%, 10/7/25	3,073	2,777
Series 2019-1 AA 4.150%, 8/25/31	398,166	369,482
Series 2020-1 A 5.875%, 10/15/27	1,050,084	1,032,022
Series 2020-1 B 4.875%, 1/15/26	41,500	39,218
United States Small Business Administration,
Series 2004-20A 1 4.930%, 1/1/24	2,089	2,112
Series 2004-20C 1 4.340%, 3/1/24	27,468	27,743

See Notes to Financial Statements.

1390

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2005-20B 1 4.625%, 2/1/25		$4,323	$4,350
Series 2008-20G 1 5.870%, 7/1/28		52,906	54,592
Upstart Securitization Trust,
Series 2020-2 A 2.309%, 11/20/30§		131,135	128,741
Venture XVII CLO Ltd.,
Series 2014-17A ARR 1.924%, 4/15/27 (l)§		364,763	359,222
Vibrant CLO X Ltd.,
Series 2018-10A A1 2.263%, 10/20/31 (l)§		500,000	486,725
VOLT C LLC,
Series 2021-NPL9 A1 1.992%, 5/25/51 (e)§		500,048	475,297
VOLT XCIX LLC,
Series 2021-NPL8 A1 2.116%, 4/25/51 (e)§		361,384	342,142
VOLT XCVI LLC,
Series 2021-NPL5 A1 2.116%, 3/27/51 (e)§		638,827	610,287
VR Funding LLC,
Series 2020-1A A 2.790%, 11/15/50§		765,079	695,307
Westlake Automobile Receivables Trust,
Series 2022-2A A1 1.808%, 6/15/23§		600,000	599,496
Series 2022-2A A2B 1.904%, 8/15/25 (l)§		600,000	591,533

Total Asset-Backed Securities			69,642,735

Collateralized Mortgage Obligations (8.9%)
Ajax Mortgage Loan Trust,
Series 2020-D A 2.250%, 6/25/60 (e)§		228,194	216,969
Alternative Loan Trust,
Series 2005-J14 A3 5.500%, 12/25/35		2,355,699	1,687,583
Series 2006-OA22 A1 1.944%, 2/25/47 (l)		28,850	25,543
Series 2006-OA6 1A2 2.044%, 7/25/46 (l)		17,671	15,996
Series 2007-OH1 A1D 1.834%, 4/25/47 (l)		31,302	25,139
American Home Mortgage Investment Trust,
Series 2006-3 11A1 1.984%, 12/25/46 (l)		535,221	463,665
Angel Oak Mortgage Trust I LLC,
Series 2019-4 A3 3.301%, 7/26/49 (l)§		9,292	9,236
Avon Finance NO 2 plc,
Series 2X A 2.089%, 9/20/48 (l)(m)	GBP	523,215	633,809
Bear Stearns ALT-A Trust,
Series 2006-4 31A1 3.304%, 7/25/36 (l)		$1,217,485	857,005
Bear Stearns ARM Trust,
Series 2004-8 11A2 2.854%, 11/25/34 (l)		141,930	130,496
Series 2005-1 2A1 2.951%, 3/25/35 (l)		109,792	103,971
Chase Mortgage Finance Trust,
Series 2007-S3 1A12 6.000%, 5/25/37		1,611,757	891,523
CHL GMSR Issuer Trust,
Series 2018-GT1 A 4.374%, 5/25/23 (l)§		1,323,000	1,309,595
CHL Mortgage Pass-Through Trust,
Series 2005-17 1A6 5.500%, 9/25/35		327,338	311,935
Series 2005-24 A1 5.500%, 11/25/35		297,475	193,196
Series 2006-9 A10 6.000%, 5/25/36		2,739,308	1,496,135
CitiMortgage Alternative Loan Trust,
Series 2006-A4 1A8 6.000%, 9/25/36		1,338,381	1,178,727
COLT Mortgage Loan Trust,
Series 2020-2 M1 5.250%, 3/25/65 (l)§		100,000	97,519
Series 2020-3 A3 2.380%, 4/27/65 (l)§		17,944	17,137
CSMC Trust,
Series 2011-17R 1A2 5.750%, 2/27/37§		7,080	6,898
Series 2021-JR1 A1 2.465%, 9/27/66 (l)§		305,816	289,873
Series 2021-JR2 A1 2.215%, 11/25/61 (l)§		453,950	433,984
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR3 2A5 2.024%, 6/25/37 (l)		667,092	592,709
Eurohome UK Mortgages plc,
Series 2007-1 A 1.739%, 6/15/44 (l)(m)	GBP	217,196	256,698
EuroMASTR plc,
Series 2007-1V A2 1.789%, 6/15/40 (l)(m)		168,211	191,795
Eurosail-UK plc,
Series 2007-4X A3 2.540%, 6/13/45 (l)(m)		456,128	548,024
FHLMC,
Series 2708 ZD 5.500%, 11/15/33		$707,185	750,927
Series 4116 AP 1.350%, 8/15/42		1,113,579	1,008,772
Series 4316 BZ 3.000%, 3/15/44		5,211,325	4,894,512
Series 4430 NZ 3.000%, 1/15/45		2,497,698	2,319,716
Series 4438 B 3.000%, 10/15/43		208,377	206,909
Series 4440 ZD 2.500%, 2/15/45		7,205,914	6,590,505
Series 4499 AB 3.000%, 6/15/42		309,826	307,993
Series 4989 FA 1.150%, 8/15/40 (l)		226,760	223,821

See Notes to Financial Statements.

1391

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Series 4989 FB 1.150%, 10/15/40 (l)		$172,652	$171,559
Series 5004 LS 4.526%, 7/25/50IO (l)		3,911,354	640,097
Fingal Securities RMBS DAC,
Series 1 A 0.570%, 7/28/55 (l)(m)	EUR	721,699	756,390
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA3 A8 6.000%, 6/25/37		$676,425	304,575
FNMA,
Series 2012-103 ZP 3.000%, 9/25/42		500,460	433,871
Series 2013-123 PZ 2.700%, 3/25/43		5,094,671	4,700,693
Series 2015-11 A 3.000%, 5/25/34		445,706	441,940
Series 2016-72 PA 3.000%, 7/25/46		631,366	602,281
Series 2016-81 PA 3.000%, 2/25/44		206,409	204,301
Series 2020-77 S 3.224%, 11/25/50IO (l)		7,658,919	665,578
Formentera Issuer plc,
Series 2022-1 A 1.989%, 7/28/47 (l)(m)	GBP	473,525	567,423
GCAT Trust,
Series 2019-NQM3 M1 3.450%, 11/25/59 (l)§		$500,000	444,434
Series 2022-INV2 A5 3.000%, 7/25/43 (l)§		589,089	523,647
GNMA,
Series 2013-116 LS 4.555%, 8/20/43IO (l)		925,609	113,803
Series 2013-26 MS 4.655%, 2/20/43IO (l)		887,578	123,050
Series 2014-20 TS 4.505%, 2/20/44IO(l)		855,151	98,863
Series 2015-H15 FC 1.383%, 6/20/65 (l)		240,282	238,243
Series 2015-H16 FM 1.403%, 7/20/65 (l)		374,870	371,938
Series 2015-H18 FB 1.403%, 7/20/65 (l)		210,010	208,456
Series 2015-H19 FK 1.403%, 8/20/65 (l)		416,340	413,266
Series 2015-H20 FB 1.403%, 8/20/65 (l)		255,891	253,978
Series 2015-H20 FC 1.423%, 8/20/65 (l)		1,044,291	1,036,769
Series 2015-H22 FC 1.403%, 9/20/65 (l)		513,907	509,951
Series 2015-H29 FA 1.503%, 10/20/65 (l)		1,822	1,815
Series 2016-H11 F 1.603%, 5/20/66 (l)		269,774	268,501
Series 2016-H14 FA 1.603%, 6/20/66 (l)		264,900	264,127
Series 2016-H15 FA 1.603%, 7/20/66 (l)		334,602	333,642
Series 2021-16 KI 2.500%, 1/20/51IO		5,436,390	852,180
Series 2021-160 TI 3.000%, 9/20/51IO		5,575,780	848,966
Series 2021-165 ID 3.000%, 9/20/51IO		3,405,036	532,278
Series 2021-57 IA 2.500%, 12/20/50IO		5,405,730	730,663
Great Hall Mortgages No. 1 plc,
Series 2007-2X AC 2.193%, 6/18/39 (l)(m)		243,078	238,358
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1 2.938%, 9/25/35 (l)		25,312	24,575
Series 2006-AR2 2A1 2.655%, 4/25/36 (l)		44,131	32,618
HarborView Mortgage Loan Trust,
Series 2004-10 3A1A 2.956%, 1/19/35 (l)		168,751	157,452
Hawksmoor Mortgages,
Series 2019-1A A 2.239%, 5/25/53 (l)§	GBP	1,364,675	1,660,873
Homeward Opportunities Fund Trust,
Series 2020-BPL1 A1 3.228%, 8/25/25 (e)§		$1,001,070	990,322
Impac CMB Trust,
Series 2003-8 2A1 2.524%, 10/25/33 (l)		279	277
IndyMac IMSC Mortgage Loan Trust,
Series 2007-AR1 2A1 2.981%, 6/25/37 (l)		807,485	590,349
IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX1 A4 1.894%, 2/25/37 (l)		979,703	658,880
JP Morgan Alternative Loan Trust,
Series 2008-R2 A1 6.000%, 11/25/36 (l)§		1,135,374	742,422
JP Morgan Mortgage Trust,
Series 2005-S3 1A2 5.750%, 1/25/36		673,241	375,652
Series 2006-A3 6A1 2.766%, 8/25/34 (l)		17,676	17,136
Series 2007-A1 3A3 2.947%, 7/25/35 (l)		20,602	19,853
Series 2021-7 A3 2.500%, 11/25/51 (l)§		615,948	525,962
Series 2021-INV5 A2A 2.500%, 12/25/51 (l)§		1,269,087	1,086,705
Series 2021-INV7 A3A 2.500%, 2/25/52 (l)§		709,577	643,996
Series 2021-INV7 A4A 2.500%, 2/25/52 (l)§		257,000	187,865
Series 2021-INV7 A5A 2.500%, 2/25/52 (l)§		146,679	124,131
Legacy Mortgage Asset Trust,
Series 2020-GS1 A1 2.882%, 10/25/59 (e)§		507,089	503,696
Series 2020-GS4 A1 3.250%, 2/25/60 (e)§		648,091	633,417
Lehman Mortgage Trust,
Series 2007-1 1A2 5.750%, 2/25/37		906,912	885,031

See Notes to Financial Statements.

1392

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Ludgate Funding plc,
Series 2007-1 A2A 1.198%, 1/1/61 (l)(m)	GBP	93,048	$104,950
Series 2008-W1X A1 1.638%, 1/1/61 (l)(m)		240,932	285,450
MASTR Alternative Loan Trust,
Series 2005-2 5A1 6.500%, 12/25/34		$34,232	33,159
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1 3A 3.586%, 12/25/32 (l)		6,571	6,032
Morgan Stanley Residential Mortgage Loan Trust,
Series 2020-RPL1 A1 2.693%, 10/25/60 (l)§		903,185	871,818
Mortgage Loan Resecuritization Trust,
Series 2009-RS1 A85 1.402%, 4/16/36 (l)§		239,501	223,981
MortgageIT Trust,
Series 2005-4 A1 2.184%, 10/25/35 (l)		106,378	101,121
Mortimer BTL plc,
Series 2020-1 A 2.258%, 6/21/52 (l)(m)	GBP	493,926	598,050
New Residential Mortgage Loan Trust,
Series 2015-1A A1 3.750%, 5/28/52 (l)§		$232,604	226,851
Series 2018-RPL1 A1 3.500%, 12/25/57 (l)§		326,561	319,074
Nomura Asset Acceptance Corp.,
5.515%, 1/25/36 (l)		3,243,429	1,116,796
Series 2006-AP1 A5 6.059%, 1/25/36 (e)		2,438,278	838,493
PRPM LLC,
Series 2021-2 A1 2.115%, 3/25/26 (l)§		1,784,809	1,700,530
RALI Trust,
Series 2006-QO3 A1 2.044%, 4/25/46 (l)		3,623,404	1,128,999
Series 2007-QS6 A29 6.000%, 4/25/37		1,186,187	1,039,626
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1 1.964%, 6/25/35 (l)§		34,978	34,350
Series 2006-R1 AF1 1.964%, 1/25/36 (l)§		115,432	109,875
Residential Asset Securitization Trust,
Series 2006-A12 A2 6.250%, 11/25/36		2,856,358	1,286,935
Series 2006-A9CB A7 6.000%, 9/25/36		3,855,766	1,433,828
Resloc UK plc,
Series 2007-1X A3B 1.749%, 12/15/43 (l)(m)	GBP	91,530	107,322
RFMSI Trust,
Series 2006-S10 1A1 6.000%, 10/25/36		$416,699	371,616
Series 2006-SA2 3A1 4.676%, 8/25/36 (l)		88,465	80,030
Ripon Mortgages plc,
Series 1RA A 1.888%, 8/28/56 (l)§	GBP	2,022,227	2,425,517
Sequoia Mortgage Trust,
Series 10 2A1 2.355%, 10/20/27 (l)		$1,028	991
Series 2003-4 2A1 2.295%, 7/20/33 (l)		8,584	8,099
Series 6 A 2.235%, 4/19/27 (l)		51,336	49,143
SG Residential Mortgage Trust,
Series 2021-2 B1 4.038%, 12/25/61 (l)§		1,700,000	1,337,224
Starwood Mortgage Residential Trust,
Series 2020-1 M1 2.878%, 2/25/50 (l)§		2,500,000	2,295,131
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-4 2A 2.701%, 4/25/34 (l)		147,161	146,567
Series 2005-19XS 2A1 1.924%, 10/25/35 (l)		39,530	39,469
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1 2.095%, 7/19/35 (l)		22,377	20,512
Series 2006-AR6 1A3 2.004%, 7/25/46 (l)		696,042	537,041
Toorak Mortgage Corp. Ltd.,
Series 2020-1 A2 3.228%, 3/25/23 (e)§		1,200,000	1,165,963
Towd Point Mortgage Funding,
Series 2019-A13A A1 2.089%, 7/20/45 (l)§	GBP	749,150	910,928
Towd Point Mortgage Funding plc,
Series 2020-A14X A 2.089%, 5/20/45 (l)(m)		1,270,245	1,541,909
Towd Point Mortgage Trust,
Series 2019-1 M1 3.659%, 3/25/58 (l)§		$1,500,000	1,348,762
Uropa Securities plc,
Series 2007-1 A3A 1.287%, 10/10/40 (l)(m)	GBP	497,327	575,435
UWM Mortgage Trust,
Series 2021-INV2 A9 1.926%, 9/25/51 (l)§		$744,293	699,132
Series 2021-INV3 A9 1.876%, 11/25/51 (l)§		664,057	620,802
Verus Securitization Trust,
Series 2021-6 B1 4.047%, 10/25/66 (l)§		1,000,000	759,722

Total Collateralized Mortgage Obligations			82,546,396

Commercial Mortgage-Backed Securities (6.4%)
1211 Avenue of the Americas Trust,
Series 2015-1211 C 4.280%, 8/10/35 (l)§		100,000	96,181
Series 2015-1211 D 4.280%, 8/10/35 (l)§		100,000	93,384
20 Times Square Trust,
Series 2018-20TS B 3.203%, 5/15/35 (l)§		268,000	260,001
245 Park Avenue Trust,
Series 2017-245P XA 0.271%, 6/5/37 IO (l)§		1,000,000	8,370

See Notes to Financial Statements.

1393

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
280 Park Avenue Mortgage Trust,
Series 2017-280P D 2.727%, 9/15/34 (l)§	$200,000	$193,261
Alen Mortgage Trust,
Series 2021-ACEN D 4.424%, 4/15/34 (l)§	100,000	96,324
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1 D 1.750%, 5/15/53§	100,000	72,433
Series 2020-MF1 E 1.750%, 5/15/53§	100,000	67,622
AREIT Trust,
Series 2021-CRE5 A 2.603%, 11/17/38 (l)§	756,109	725,713
Ashford Hospitality Trust,
Series 2018-ASHF D 3.424%, 4/15/35 (l)§	16,000	15,105
Series 2018-KEYS A 2.324%, 6/15/35 (l)§	600,000	586,247
Atrium Hotel Portfolio Trust,
Series 2017-ATRM D 3.274%, 12/15/36 (l)§	290,000	268,247
BAMLL Commercial Mortgage Securities Trust,
Series 2017-SCH AF 2.324%, 11/15/33 (l)§	100,000	96,365
Series 2017-SCH CL 2.824%, 11/15/32 (l)§	100,000	91,790
Series 2017-SCH DL 3.324%, 11/15/32 (l)§	100,000	87,874
Series 2018-DSNY C 2.674%, 9/15/34 (l)§	100,000	95,030
Series 2018-DSNY D 3.024%, 9/15/34 (l)§	200,000	192,228
Series 2021-JACX A 2.374%, 9/15/38 (l)§	800,000	764,599
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7 B 4.486%, 9/15/48 (l)	350,000	337,460
BANK,
Series 2017-BNK5 C 4.346%, 6/15/60 (l)	30,000	27,577
Series 2017-BNK6 XA 0.922%, 7/15/60 IO (l)	3,217,836	96,538
Series 2018-BN10 XA 0.844%, 2/15/61 IO (l)	3,628,249	116,960
Series 2019-BN19 AS 3.446%, 8/15/61	249,000	228,283
Series 2019-BN19 C 4.166%, 8/15/61 (l)	215,000	191,052
Series 2019-BN20 AS 3.243%, 9/15/62 (l)	310,000	280,886
Series 2019-BN20 XB 0.462%, 9/15/62 IO (l)	530,000	12,350
Series 2019-BN21 A5 2.851%, 10/17/52	20,000	18,252
Series 2020-BN25 AS 2.841%, 1/15/63	22,000	18,989
Series 2020-BN30 XB 0.827%, 12/15/53 IO (l)	5,331,000	261,628
Series 2021-BN33 A5 2.556%, 5/15/64	320,000	280,155
Series 2021-BN33 XB 0.595%, 5/15/64 IO (l)	4,550,000	172,885
Series 2021-BN35 A5 2.285%, 6/15/64	75,323	63,986
Series 2021-BN37 A5 2.618%, 11/15/64 (l)	48,000	41,813
Series 2022-BNK40 A4 3.507%, 3/15/64 (l)	600,000	562,200
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10 C 5.008%, 7/15/49 (l)	368,000	351,351
Series 2017-BNK3 XB 0.736%, 2/15/50 IO (l)	1,000,000	24,909
BBCCRE Trust,
Series 2015-GTP A 3.966%, 8/10/33§	900,000	871,954
BBCMS Mortgage Trust,
Series 2017-C1 B 4.089%, 2/15/50	100,000	94,616
Series 2018-TALL A 2.046%, 3/15/37 (l)§	15,000	14,308
Series 2021-C12 A5 2.689%, 11/15/54	71,000	62,142
Series 2021-C9 XA 1.757%, 2/15/54 IO (l)	2,690,482	274,019
Series 2022-C16 A5 4.600%, 6/15/55 (l)	60,000	61,194
BBCMS Trust,
Series 2015-SRCH A1 3.312%, 8/10/35§	77,095	73,913
Series 2015-SRCH XA 1.087%, 8/10/35 IO (l)§	948,904	33,767
Series 2021-C10 XA 1.426%, 7/15/54 IO (l)	3,603,382	295,148
BB-UBS Trust,
Series 2012-SHOW XA 0.730%, 11/5/36 IO (l)§	2,277,000	31,876
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR7 B 5.214%, 2/11/41 (l)	15,190	15,099
Benchmark Mortgage Trust,
Series 2018-B3 D 3.187%, 4/10/51 (l)§	10,000	7,557
Series 2018-B5 A3 3.944%, 7/15/51	60,000	58,565
Series 2018-B5 C 4.761%, 7/15/51 (l)	150,000	137,277
Series 2019-B10 3CCA 4.029%, 3/15/62 (l)§	60,000	49,188
Series 2019-B9 A5 4.016%, 3/15/52	700,000	689,402
Series 2019-B9 XA 1.202%, 3/15/52 IO (l)	985,982	52,074
Series 2020-B16 XA 1.046%, 2/15/53 IO (l)	3,945,572	211,331
Series 2020-B17 XB 0.652%, 3/15/53 IO (l)	1,000,000	30,279
Series 2020-IG3 XA 0.815%, 9/15/48 IO (l)§	6,740,583	184,995
Series 2021-B23 XA 1.381%, 2/15/54 IO (l)	995,114	74,930

See Notes to Financial Statements.

1394

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2021-B24 XA 1.271%, 3/15/54 IO (l)		$1,156,944	$77,931
Series 2021-B27 A5 2.390%, 7/15/54		64,000	55,046
Series 2021-B27 XA 1.385%, 7/15/54 IO (l)		3,681,483	295,846
Series 2021-B29 A5 2.388%, 9/15/54		38,000	32,630
Series 2022-B34 A5 3.786%, 4/15/55 (l)		56,000	53,760
Series 2022-B35 A5 4.594%, 5/15/55 (l)		32,000	32,579
BFLD Trust,
Series 2020-EYP A 2.474%, 10/15/35 (l)§		700,000	676,753
BMO Mortgage Trust,
Series 2022-C2 A5 1.000%, 7/15/54 (l)		28,000	28,963
BOCA Commercial Mortgage Trust,
Series 2022-BOCA A 2.270%, 5/15/39 (l)§		100,000	98,707
BWAY Mortgage Trust,
Series 2013-1515 A2 3.454%, 3/10/33§		100,000	97,652
Series 2013-1515 C 3.446%, 3/10/33§		100,000	95,804
Series 2021-1450 A 2.574%, 9/15/36 (l)§		700,000	671,492
BX Commercial Mortgage Trust,
Series 2019-XL D 2.774%, 10/15/36 (l)§		221,000	213,818
Series 2020-VIV2 C 3.660%, 3/9/44 (l)§		200,000	166,897
Series 2020-VIV3 B 3.662%, 3/9/44 (l)§		20,000	17,684
Series 2020-VIV4 A 2.843%, 3/9/44§		290,000	253,759
Series 2021-21M H 5.334%, 10/15/36 (l)§		366,000	341,649
Series 2021-SOAR D 2.725%, 6/15/38 (l)§		168,722	159,861
Series 2021-VINO D 2.676%, 5/15/38 (l)§		200,000	186,977
Series 2021-VIV5 A 2.843%, 3/9/44 (l)§		140,000	121,352
Series 2021-VOLT E 3.324%, 9/15/36 (l)§		247,000	230,735
Series 2021-VOLT F 3.724%, 9/15/36 (l)§		247,000	230,426
Series 2021-XL2 E 3.170%, 10/15/38 (l)§		344,448	322,888
BX Trust,
Series 2019-OC11 A 3.202%, 12/9/41§		10,000	8,954
Series 2019-OC11 D 4.075%, 12/9/41 (l)§		114,000	99,344
Series 2019-OC11 E 4.075%, 12/9/41 (l)§		325,000	261,490
Series 2021-ARIA D 3.219%, 10/15/36 (l)§		102,000	94,972
Series 2021-VIEW D 4.224%, 6/15/36 (l)§		120,000	114,348
BXP Trust,
Series 2017-CC D 3.670%, 8/13/37 (l)§		30,000	26,621
Series 2017-GM D 3.539%, 6/13/39 (l)§		80,000	71,578
Series 2021-601L D 2.868%, 1/15/44 (l)§		102,000	72,855
CAMB Commercial Mortgage Trust,
Series 2019-LIFE D 3.074%, 12/15/37 (l)§		100,000	96,254
Cassia SRL,
Series 2022-1A A 2.033%, 5/22/34(l)§	EUR	250,000	257,553
CD Mortgage Trust,
Series 2017-CD3 A4 3.631%, 2/10/50		$10,000	9,672
Series 2017-CD6 C 4.406%, 11/13/50 (l)		371,000	339,775
Series 2018-CD7 C 5.012%, 8/15/51 (l)		250,000	236,175
CFCRE Commercial Mortgage Trust,
Series 2016-C3 A3 3.865%, 1/10/48		10,000	9,800
Series 2016-C4 XA 1.786%, 5/10/58 IO (l)		589,095	27,657
Series 2016-C4 XB 0.861%, 5/10/58 IO (l)		110,000	2,645
Series 2017-C8 B 4.199%, 6/15/50 (l)		37,000	35,681
Series 2018-TAN A 4.236%, 2/15/33§		100,000	99,245
Series 2018-TAN C 5.295%, 2/15/33§		100,000	99,075
CHC Commercial Mortgage Trust,
Series 2019-CHC B 2.824%, 6/15/34 (l)§		101,236	97,753
Citigroup Commercial Mortgage Trust,
Series 2015-GC27 B 3.772%, 2/10/48		20,000	19,168
Series 2016-P3 C 5.051%, 4/15/49 (l)		10,000	9,316
Series 2017-C4 A4 3.471%, 10/12/50		20,000	19,171
Series 2018-C6 A4 4.412%, 11/10/51		30,000	29,894
Series 2019-PRM D 4.350%, 5/10/36§		100,000	99,562
Series 2020-420K D 3.422%, 11/10/42(l)§		150,000	117,554
Series 2020-420K E 3.422%, 11/10/42 (l)§		150,000	110,867
Series 2020-420K X 0.912%, 11/10/42 IO(l)§		1,000,000	54,686
Series 2021-KEYS A 2.504%, 10/15/36 (l)§		700,000	669,626
Cold Storage Trust,
Series 2020-ICE5 A 2.224%, 11/15/37 (l)§		98,299	95,597
Commercial Mortgage Trust,
Series 2013-CR6 XA 1.129%, 3/10/46 IO (l)		494,258	1,562

See Notes to Financial Statements.

1395

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2013-GAM E 3.531%, 2/10/28 (l)§	$100,000	$90,223
Series 2014-CR18 A4 3.550%, 7/15/47	8,303	8,080
Series 2014-CR21 A3 3.528%, 12/10/47	18,273	17,893
Series 2014-UBS5 B 4.514%, 9/10/47 (l)	130,000	126,823
Series 2015-3BP B 3.346%, 2/10/35 (l)§	300,000	284,987
Series 2015-3BP XA 0.168%, 2/10/35 IO (l)§	1,287,000	3,104
Series 2015-CR22 C 4.207%, 3/10/48 (l)	300,000	286,426
Series 2015-CR22 XA 0.959%, 3/10/48 IO (l)	2,676,238	49,114
Series 2015-CR24 B 4.522%, 8/10/48 (l)	105,000	101,929
Series 2015-CR26 ASB 3.373%, 10/10/48	1,288,310	1,270,577
Series 2015-DC1 XA 1.128%, 2/10/48 IO (l)	2,508,431	49,323
Series 2015-LC23 A4 3.774%, 10/10/48	20,000	19,635
Series 2016-COR1 ASB 2.972%, 10/10/49	867,418	835,050
Series 2018-COR3 XD 1.750%, 5/10/51 IO (l)§	50,000	4,084
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4 B 2.554%, 5/15/36 (l)§	160,000	156,203
CSAIL Commercial Mortgage Trust,
Series 2015-C1 C 4.402%, 4/15/50 (l)	300,000	267,253
Series 2015-C1 XA 0.962%, 4/15/50 IO (l)	3,791,423	60,827
Series 2015-C2 A4 3.504%, 6/15/57	10,000	9,761
Series 2015-C4 D 3.711%, 11/15/48 (l)	70,000	63,638
Series 2016-C5 B 4.463%, 11/15/48 (l)	30,000	29,032
Series 2016-C5 C 4.798%, 11/15/48 (l)	90,000	85,262
Series 2017-CX10 XB 0.215%, 11/15/50 IO (l)	1,000,000	11,566
Series 2018-CX12 A4 4.224%, 8/15/51 (l)	10,000	9,883
Series 2018-CX12 C 4.899%, 8/15/51 (l)	58,000	53,213
Series 2019-C15 A4 4.053%, 3/15/52	50,000	48,809
Series 2019-C16 C 4.237%, 6/15/52 (l)	40,000	35,947
Series 2019-C16 XA 1.715%, 6/15/52 IO (l)	983,770	80,809
Series 2019-C17 XA 1.500%, 9/15/52 IO (l)	5,003,940	351,808
Series 2019-C17 XB 0.700%, 9/15/52 IO (l)	1,000,000	33,573
Series 2019-C18 D 2.500%, 12/15/52§	170,000	129,237
Series 2020-C19 A3 2.561%, 3/15/53	79,298	69,521
CSMC Trust,
Series 2017-PFHP A 2.274%, 12/15/30 (l)§	50,000	49,332
Series 2017-TIME A 3.646%, 11/13/39§	100,000	90,986
Series 2020-FACT C 3.924%, 10/15/37 (l)§	303,000	294,592
Series 2020-NET A 2.257%, 8/15/37§	276,031	252,674
Series 2020-NET D 3.828%, 8/15/37 (l)§	200,000	179,482
Series 2021-980M D 3.653%, 7/15/31 (l)§	321,000	284,741
Series 2021-ADV A 2.724%, 7/15/38 (l)§	800,000	781,982
Series 2021-B33 A1 3.053%, 10/10/43§	100,000	91,382
Series 2021-B33 A2 3.167%, 10/10/43§	288,000	251,594
CSWF,
Series 2018-TOP F 4.074%, 8/15/35 (l)§	157,925	155,562
DBGS Mortgage Trust,
Series 2018-5BP B 2.304%, 6/15/33 (l)§	100,000	95,769
Series 2019-1735 X 0.431%, 4/10/37 IO (l)§	1,365,000	25,108
DBJPM Mortgage Trust,
Series 2016-C1 A4 3.276%, 5/10/49	20,000	19,317
Series 2017-C6 XD 1.000%, 6/10/50 IO (l)	300,000	12,213
DBUBS Mortgage Trust,
Series 2017-BRBK A 3.452%, 10/10/34§	60,000	58,174
Series 2017-BRBK D 3.648%, 10/10/34 (l)§	100,000	93,675
DOLP Trust,
Series 2021-NYC A 2.956%, 5/10/41§	1,000,000	859,119
Extended Stay America Trust,
Series 2021-ESH A 2.404%, 7/15/38 (l)§	2,087,155	2,035,018
Series 2021-ESH B 2.704%, 7/15/38 (l)§	308,104	298,842
Series 2021-ESH D 3.574%, 7/15/38 (l)§	198,777	191,806
FHLMC Multifamily Structured Pass-Through Certificates,
Series K053 A2 2.995%, 12/25/25	188,000	185,506
Series K104 X1 1.245%, 1/25/30 IO (l)	789,286	53,408
Series K105 X1 1.645%, 1/25/30 IO (l)	858,567	80,319
Series K109 X1 1.697%, 4/25/30 IO (l)	2,471,434	241,791
Series K110 X1 1.814%, 4/25/30 IO (l)	338,998	35,056
Series K111 X1 1.680%, 5/25/30 IO (l)	259,972	25,822

See Notes to Financial Statements.

1396

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Series K113 X1 1.490%, 6/25/30 IO (l)	$999,824	$86,896
Series K115 X1 1.429%, 6/25/30 IO (l)	2,156,671	183,559
Series K120 X1 1.133%, 10/25/30 IO (l)	2,462,469	164,467
Series K121 X1 1.120%, 10/25/30 IO (l)	118,996	7,829
Series K122 X1 0.973%, 11/25/30 IO (l)	1,432,792	83,415
Series K722 X1 1.447%, 3/25/23 IO (l)	1,926,756	8,984
Series KL05 X1P 1.024%, 6/25/29 IO (l)	662,000	37,251
Series KL06 XFX 1.364%, 12/25/29 IO	170,000	13,214
FNMA ACES,
Series 2020-M15 X1 1.624%, 9/25/31 IO (l)	3,988,499	385,208
Series 2022-M4 A1X 2.548%, 5/25/30 (l)	2,424,257	2,298,162
FREMF Mortgage Trust,
Series 2018-K80 B 4.375%, 8/25/50 (l)§	20,000	19,388
FRESB Mortgage Trust,
Series 2018-SB53 A10F 3.660%, 6/25/28 (l)	29	30
GCT Commercial Mortgage Trust,
Series 2021-GCT C 3.024%, 2/15/38 (l)§	120,000	115,879
GNMA,
Series 2013-30 0.590%, 9/16/53 IO (l)	62,167	924
Series 2015-22 0.539%, 3/16/55 IO (l)	63,050	1,330
Series 2016-96 0.763%, 12/16/57 IO (l)	37,176	1,490
Series 2021-143 0.979%, 10/16/63 IO (l)	7,375,060	565,321
Series 2021-20 1.140%, 8/16/62 IO (l)	5,998,980	500,117
Series 2021-208 0.750%, 6/16/64 IO (l)	9,045,305	598,060
Series 2021-22 0.974%, 5/16/63 IO (l)	6,773,109	535,242
Series 2021-52 0.717%, 4/16/63 IO (l)	6,592,419	434,463
Series 2021-71 0.873%, 10/16/62 IO (l)	7,560,060	564,495
Series 2022-49 0.761%, 3/16/64 IO (l)	8,454,747	584,139
Grace Trust,
Series 2020-GRCE D 2.769%, 12/10/40 (l)§	142,000	109,697
Great Wolf Trust,
Series 2019-WOLF E 4.056%, 12/15/36 (l)§	254,000	236,219
Series 2019-WOLF F 4.455%, 12/15/36 (l)§	254,000	231,469
GS Mortgage Securities Corp. II,
Series 2005-ROCK A 5.366%, 5/3/32§	50,000	51,122
GS Mortgage Securities Corp. Trust,
Series 2017-GPTX A 2.856%, 5/10/34§	100,000	99,864
Series 2018-TWR D 2.924%, 7/15/31 (l)§	110,000	105,041
Series 2020-TWN3 B 3.824%, 11/15/37 (l)§	100,000	97,917
Series 2020-TWN3 D 5.024%, 11/15/37 (l)§	100,000	97,823
GS Mortgage Securities Trust,
Series 2012-GCJ9 C 4.448%, 11/10/45 (l)§	20,000	19,842
Series 2014-GC20 B 4.529%, 4/10/47 (l)	30,000	28,859
Series 2015-GC28 XA 1.117%, 2/10/48 IO (l)	2,621,888	51,530
Series 2015-GC32 C 4.569%, 7/10/48 (l)	10,000	9,442
Series 2015-GS1 A3 3.734%, 11/10/48	10,000	9,832
Series 2015-GS1 XA 0.906%, 11/10/48 IO (l)	1,867,708	41,354
Series 2016-GS3 XA 1.322%, 10/10/49 IO (l)	286,511	11,307
Series 2017-GS7 D 3.000%, 8/10/50§	10,000	8,132
Series 2017-GS7 XA 1.250%, 8/10/50 IO (l)	2,438,709	104,075
Series 2019-GSA1 C 3.931%, 11/10/52 (l)	10,000	8,732
Series 2019-GSA1 XA 0.949%, 11/10/52 IO (l)	1,185,238	56,883
Series 2020-GC45 XA 0.786%, 2/13/53 IO (l)	3,312,934	123,811
HMH Trust,
Series 2017-NSS A 3.062%, 7/5/31§	110,000	109,839
HPLY Trust,
Series 2019-HIT F 4.474%, 11/15/36 (l)§	190,872	175,676
IMT Trust,
Series 2017-APTS AFX 3.478%, 6/15/34§	100,000	97,971
Series 2017-APTS DFX 3.613%, 6/15/34 (l)§	100,000	90,575
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1 C 4.883%, 1/15/49 (l)	100,000	95,389
Series 2016-JP3 B 3.397%, 8/15/49 (l)	331,000	303,818
Series 2016-JP3 XC 0.750%, 8/15/49 IO (l)§	240,000	6,258
Series 2018-AON A 4.128%, 7/5/31§	23,000	22,467
Series 2018-PHH A 2.710%, 6/15/35 (l)§	106,599	104,463
Series 2018-WPT EFX 5.542%, 7/5/33 (l)§	120,000	117,120
Series 2018-WPT FFX 5.542%, 7/5/33 (l)§	181,000	174,903
Series 2020-609M D 4.094%, 10/15/33 (l)§	130,000	125,525

See Notes to Financial Statements.

1397

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2020-ACE C 3.817%, 1/10/37 (l)§	$187,000	$171,453
Series 2020-LOOP E 3.990%, 12/5/38 (l)§	181,000	145,625
Series 2021-MHC D 3.024%, 4/15/38 (l)§	90,000	85,042
Series 2022-DATA A 3.916%, 6/10/43 (l)§	600,000	562,021
Series 2022-NLP A 1.875%, 4/15/37 (l)§	329,000	309,222
Series 2022-OPO D 3.565%, 1/5/39 (l)§	100,000	83,912
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22 B 4.702%, 9/15/47 (l)	150,000	143,088
Series 2014-C23 D 4.133%, 9/15/47 (l)§	365,000	331,439
Series 2014-C25 XA 0.967%, 11/15/47 IO (l)	2,895,083	45,366
Series 2015-C27 D 3.944%, 2/15/48 (l)§	300,000	253,200
Series 2015-C32 XA 1.294%, 11/15/48 IO (l)	1,479,780	32,363
Series 2015-C33 C 4.765%, 12/15/48 (l)	221,000	208,629
Series 2015-C33 D1 4.265%, 12/15/48 (l)§	200,000	176,369
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6 A5 3.490%, 7/15/50	20,000	19,316
Series 2017-JP6 C 3.868%, 7/15/50 (l)	350,000	310,223
Series 2017-JP7 B 4.050%, 9/15/50	10,000	9,408
Series 2019-COR5 A3 3.123%, 6/13/52	20,000	18,584
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 XA 1.705%, 6/15/49 IO (l)	1,434,687	56,907
Series 2016-C4 XC 0.750%, 12/15/49 IO (l)§	1,800,000	47,637
Series 2018-C8 A4 4.211%, 6/15/51	10,000	9,932
Series 2020-COR7 B 3.294%, 5/13/53 (l)	298,000	261,659
Series 2020-COR7 XA 1.777%, 5/13/53 IO (l)	2,548,003	221,011
KREST Commercial Mortgage Securities Trust,
Series 2021-CHIP A 2.558%, 11/5/44§	700,000	570,606
Ladder Capital Commercial Mortgage Trust,
Series 2013-GCP XA 1.332%, 2/15/36 IO (l)§	952,087	49,708
LCCM Trust,
Series 2017-LC26 C 4.706%, 7/12/50§	300,000	270,469
LSTAR Commercial Mortgage Trust,
Series 2017-5 X 0.942%, 3/10/50 IO (l)§	2,282,971	50,933
LUXE Trust,
Series 2021-TRIP A 2.374%, 10/15/38 (l)§	700,000	675,410
Med Trust,
Series 2021-MDLN G 6.575%, 11/15/38 (l)§	366,000	332,157
MF1 Ltd.,
Series 2020-FL3 A 3.443%, 7/15/35 (l)§	18,784	18,660
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL5 A 2.298%, 7/15/36 (l)§	447,205	440,096
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C14 C 5.212%, 2/15/47 (l)	65,000	64,095
Series 2015-C20 ASB 3.069%, 2/15/48	431,194	425,091
Series 2015-C20 XA 1.404%, 2/15/48 IO (l)	2,189,544	51,997
Series 2015-C23 A4 3.719%, 7/15/50	15,000	14,780
Series 2015-C25 C 4.677%, 10/15/48 (l)	70,000	67,011
Series 2015-C27 ASB 3.557%, 12/15/47	331,444	328,831
Series 2016-C31 ASB 2.952%, 11/15/49	870,011	848,828
Series 2016-C31 C 4.416%, 11/15/49 (l)	215,000	190,427
Series 2017-C33 C 4.558%, 5/15/50 (l)	12,000	11,061
Morgan Stanley Capital I Trust,
Series 2017-H1 B 4.075%, 6/15/50	198,000	185,122
Series 2017-H1 D 2.546%, 6/15/50§	210,000	161,011
Series 2017-H1 XD 2.317%, 6/15/50 IO (l)§	300,000	26,635
Series 2017-HR2 D 2.730%, 12/15/50	210,000	160,483
Series 2018-H3 C 5.026%, 7/15/51 (l)	10,000	9,361
Series 2018-H3 D 3.000%, 7/15/51§	17,000	12,295
Series 2018-H4 C 5.240%, 12/15/51 (l)	10,000	9,363
Series 2018-L1 A3 4.139%, 10/15/51	10,000	9,743
Series 2018-MP A 4.419%, 7/11/40 (l)§	219,000	211,800
Series 2019-H6 XB 0.868%, 6/15/52 IO (l)	1,000,000	42,300
Series 2019-L2 XA 1.184%, 3/15/52 IO (l)	2,886,445	153,422
Series 2019-L3 XA 0.761%, 11/15/52 IO (l)	4,518,449	172,611
Series 2020-L4 B 3.082%, 2/15/53	207,000	182,728
MSC Trust,
Series 2021-ILP D 2.900%, 11/15/23 (l)§	365,790	348,318
MTN Commercial Mortgage Trust,
Series 2022-LPFL A 2.676%, 3/15/39 (l)§	100,000	97,243

See Notes to Financial Statements.

1398

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1 A 2.274%, 6/15/35 (l)§	$119,722	$116,523
Series 2018-SOX A 4.404%, 6/17/38§	100,000	97,291
Series 2021-APPL A 2.274%, 8/15/38 (l)§	700,000	675,467
NYO Commercial Mortgage Trust,
Series 2021-1290 A 2.419%, 11/15/38 (l)§	700,000	663,769
Olympic Tower Mortgage Trust,
Series 2017-OT XA 0.511%, 5/10/39 IO (l)§	1,000,000	17,051
One Market Plaza Trust,
Series 2017-1MKT D 4.146%, 2/10/32§	100,000	95,088
Series 2017-1MKT XCP 0.000%, 2/10/32 IO (l)§	1,000,000	1
Series 2017-1MKT XNCP 0.218%, 2/10/32 IO (l)§	200,000	127
PFP Ltd.,
Series 2019-6 A 2.559%, 4/14/37 (l)§	6,907	6,844
Series 2021-8 A 2.509%, 8/9/37 (l)§	700,000	664,199
Ready Capital Mortgage Financing LLC,
Series 2021-FL7 A 2.824%, 11/25/36 (l)§	699,038	669,541
Series 2022-FL9 A 3.717%, 6/25/37 (l)§	28,000	27,816
RIAL Issuer Ltd.,
Series 2022-FL8 A 3.727%, 1/19/37 (l)§	203,000	199,019
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ D 3.593%, 9/15/39 (l)§	30,000	25,417
SLG Office Trust,
Series 2021-OVA A 2.585%, 7/15/41§	425,000	357,633
SMRT,
Series 2022-MINI D 3.229%, 1/15/39 (l)§	275,000	257,081
Soho Trust,
Series 2021-SOHO B 2.786%, 8/10/38 (l)§	371,000	300,131
SREIT Trust,
Series 2021-MFP D 2.902%, 11/15/38 (l)§	367,000	343,141
Taubman Centers Commercial Mortgage Trust,
Series 2022-DPM A 3.465%, 5/15/37 (l)§	136,000	129,545
TPGI Trust,
Series 2021-DGWD D 2.824%, 6/15/26 (l)§	270,000	252,436
UBS Commercial Mortgage Trust,
Series 2017-C2 C 4.295%, 8/15/50 (l)	366,000	333,386
Series 2018-C12 B 4.787%, 8/15/51 (l)	75,000	72,391
Series 2018-C8 C 4.834%, 2/15/51 (l)	226,000	211,655
Series 2019-C17 XA 1.616%, 10/15/52 IO (l)	976,723	75,767
Series 2019-C18 XA 1.159%, 12/15/52 IO (l)	977,362	51,229
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3 D 5.186%, 8/10/49 (l)§	10,000	9,962
Velocity Commercial Capital Loan Trust,
Series 2019-1 A 3.760%, 3/25/49 (l)§	425,920	415,820
VNDO Trust,
Series 2016-350P D 4.033%, 1/10/35 (l)§	100,000	87,629
Wells Fargo Commercial Mortgage Trust,
Series 2015-C27 C 3.894%, 2/15/48	150,000	136,377
Series 2015-C27 XA 0.991%, 2/15/48 IO (l)	3,069,783	55,442
Series 2015-LC20 C 4.056%, 4/15/50 (l)	219,000	205,137
Series 2015-NXS1 XA 1.214%, 5/15/48 IO (l)	1,884,257	42,297
Series 2015-NXS2 XA 0.781%, 7/15/58 IO (l)	3,506,084	54,778
Series 2016-BNK1 XD 1.394%, 8/15/49 IO (l)§	1,000,000	43,479
Series 2016-C32 A3FL 2.943%, 1/15/59 (l)	36,309	35,305
Series 2016-C33 XA 1.765%, 3/15/59 IO (l)	939,198	43,732
Series 2016-C34 A3FL 2.563%, 6/15/49 (l)§	30,000	29,429
Series 2016-C35 B 3.438%, 7/15/48	325,000	301,613
Series 2017-C38 XA 1.143%, 7/15/50 IO (l)	2,344,266	88,806
Series 2017-C39 D 4.482%, 9/15/50 (l)§	10,000	8,478
Series 2017-C39 XA 1.226%, 9/15/50 IO (l)	2,409,650	95,575
Series 2017-C42 B 4.002%, 12/15/50 (l)	250,000	231,633
Series 2017-HSDB A 2.105%, 12/13/31 (l)§	100,000	97,971
Series 2018-1745 A 3.874%, 6/15/36 (l)§	600,000	570,367
Series 2018-C45 C 4.727%, 6/15/51	20,000	18,467
Series 2018-C46 B 4.633%, 8/15/51	24,000	22,974
Series 2019-C49 B 4.546%, 3/15/52	90,000	85,577
Series 2019-C49 C 4.866%, 3/15/52 (l)	80,000	74,625
Series 2019-C50 B 4.192%, 5/15/52	150,000	139,616
Series 2019-C50 C 4.345%, 5/15/52	25,000	21,814
Series 2019-C50 XA 1.598%, 5/15/52 IO (l)	899,237	62,707
Series 2020-C55 AS 2.937%, 2/15/53	207,000	179,903

See Notes to Financial Statements.

1399

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2020-C55 XA 1.433%, 2/15/53 IO (l)		$4,051,170	$301,657
Series 2020-C56 XA 1.540%, 6/15/53 IO (l)		3,699,303	287,556
Series 2020-C58 XA 1.999%, 7/15/53 IO (l)		2,286,292	255,319
Series 2020-SDAL D 3.414%, 2/15/37 (l)§		40,000	38,061
Series 2021-C59 XA 1.676%, 4/15/54 IO (l)		3,010,871	286,265
Series 2021-FCMT D 4.824%, 5/15/31 (l)§		110,000	104,717
Series 2021-SAVE C 3.124%, 2/15/40 (l)§		159,079	152,130
Series 2021-SAVE D 3.824%, 2/15/40 (l)§		159,079	152,540
Series 2021-SAVE E 4.974%, 2/15/40 (l)§		159,079	150,148

Total Commercial Mortgage-Backed Securities			59,702,474

Corporate Bonds (25.5%)
Communication Services (1.7%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc. 3.800%, 2/15/27		100,000	98,739
4.250%, 3/1/27		150,000	149,748
4.100%, 2/15/28		220,000	216,184
4.350%, 3/1/29		418,000	412,123
4.300%, 2/15/30		427,000	417,440
2.750%, 6/1/31		53,000	45,698
2.250%, 2/1/32		112,000	91,711
2.550%, 12/1/33 (x)		217,000	175,636
4.500%, 5/15/35		600,000	569,630
3.500%, 9/15/53		316,000	240,989
3.650%, 9/15/59		131,000	98,752
Deutsche Telekom International Finance BV
3.600%, 1/19/27§		150,000	146,576
Level 3 Financing, Inc. 3.400%, 3/1/27§		600,000	523,500
Verizon Communications, Inc. 0.750%, 3/22/24		35,000	33,406
0.850%, 11/20/25		50,000	45,320
1.450%, 3/20/26		40,000	36,598
4.125%, 3/16/27		150,000	149,343
2.100%, 3/22/28		331,000	294,570
4.329%, 9/21/28		778,000	773,652
4.016%, 12/3/29		163,000	158,131
3.150%, 3/22/30		305,000	277,873
1.500%, 9/18/30		528,000	421,960
1.680%, 10/30/30		271,000	217,876
2.550%, 3/21/31		1,004,000	859,291
2.355%, 3/15/32		274,000	227,610
4.500%, 8/10/33		43,000	41,927
2.650%, 11/20/40		259,000	190,573

			6,914,856

Entertainment (0.1%)
Activision Blizzard, Inc. 3.400%, 6/15/27		10,000	9,714
1.350%, 9/15/30		70,000	56,261
Electronic Arts, Inc. 1.850%, 2/15/31		700,000	569,026
Magallanes, Inc. 3.428%, 3/15/24§		120,000	117,756
NBCUniversal Media LLC 4.450%, 1/15/43		20,000	18,656
TWDC Enterprises 18 Corp. 3.150%, 9/17/25		75,000	74,253
Walt Disney Co. (The) 3.800%, 3/22/30		250,000	241,275
4.700%, 3/23/50		21,000	20,931

			1,107,872

Interactive Media & Services (0.0%)†
Alphabet, Inc. 0.450%, 8/15/25 (x)		110,000	101,300

Media (0.5%)
Charter Communications Operating LLC
4.908%, 7/23/25		200,000	199,752
2.250%, 1/15/29		717,000	586,549
4.400%, 4/1/33 (x)		133,000	118,769
6.384%, 10/23/35		39,000	38,936
3.500%, 3/1/42		139,000	96,825
6.484%, 10/23/45		269,000	261,963
5.375%, 5/1/47		30,000	25,609
5.750%, 4/1/48		89,000	79,945
5.125%, 7/1/49		23,000	19,149
3.700%, 4/1/51		65,000	44,149
6.834%, 10/23/55		69,000	69,621
3.850%, 4/1/61 (x)		1,003,000	663,294
4.400%, 12/1/61 (x)		71,000	51,324
3.950%, 6/30/62		209,000	140,398
Comcast Corp. 3.700%, 4/15/24		55,000	55,188
3.150%, 3/1/26		125,000	121,847
4.150%, 10/15/28		245,000	244,624
2.650%, 2/1/30		514,000	458,834
3.250%, 11/1/39		105,000	86,347
3.969%, 11/1/47		96,000	83,442
3.999%, 11/1/49		122,000	106,791
2.937%, 11/1/56		47,000	32,825
Cox Communications, Inc. 3.600%, 6/15/51§		127,000	96,437
Discovery Communications LLC 3.800%, 3/13/24		50,000	49,816
3.900%, 11/15/24		50,000	49,206
1.900%, 3/19/27	EUR	108,000	105,980
Fox Corp. 4.709%, 1/25/29		$100,000	97,968
Grupo Televisa SAB 6.625%, 1/15/40		10,000	10,858
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28		15,000	14,896
4.750%, 3/30/30		73,000	71,735
Paramount Global 4.950%, 1/15/31		200,000	190,860
4.375%, 3/15/43		46,000	35,631
5.850%, 9/1/43		42,000	39,449

			4,349,017

Wireless Telecommunication Services (0.4%)
Rogers Communications, Inc. 4.100%, 10/1/23		50,000	50,253

See Notes to Financial Statements.

1400

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
3.200%, 3/15/27§		$65,000	$61,332
3.800%, 3/15/32§		299,000	275,103
4.550%, 3/15/52§		316,000	280,245
T-Mobile USA, Inc. 3.500%, 4/15/25		200,000	195,608
3.750%, 4/15/27		501,000	482,102
3.875%, 4/15/30		1,235,000	1,154,873
2.700%, 3/15/32§		80,000	67,232
3.400%, 10/15/52§		776,000	574,295
Vodafone Group plc 4.375%, 5/30/28		200,000	198,574
4.875%, 6/19/49		86,000	79,499

			3,419,116

Total Communication Services			15,892,161

Consumer Discretionary (1.1%)
Auto Components (0.0%)†
Metalsa S A P I De Cv 3.750%, 5/4/31 (m)(x)		200,000	140,750

Automobiles (0.4%)
Daimler Finance North America LLC
2.550%, 8/15/22§		700,000	700,124
General Motors Co. 6.125%, 10/1/25		250,000	258,201
5.000%, 10/1/28 (x)		42,000	40,788
Hyundai Capital America 1.150%, 11/10/22§		700,000	694,894
2.375%, 2/10/23§		135,000	133,267
Nissan Motor Acceptance Co. LLC 2.750%, 3/9/28 (x)§		700,000	592,399
Nissan Motor Co. Ltd. 3.201%, 9/17/28 (m)	EUR	500,000	465,060
4.810%, 9/17/30§		$1,103,000	973,199

			3,857,932

Hotels, Restaurants & Leisure (0.4%)
Choice Hotels International, Inc. 3.700%, 12/1/29		600,000	534,260
Expedia Group, Inc. 6.250%, 5/1/25§		620,000	640,935
3.250%, 2/15/30		200,000	166,174
Las Vegas Sands Corp. 3.500%, 8/18/26		600,000	522,082
Marriott International, Inc.
Series FF 4.625%, 6/15/30		25,000	23,992
Series HH 2.850%, 4/15/31		89,000	74,115
Series X 4.000%, 4/15/28		25,000	23,863
McDonald’s Corp. 1.450%, 9/1/25		55,000	51,318
3.700%, 1/30/26		75,000	74,837
2.625%, 9/1/29		40,000	35,831
Sands China Ltd. 5.125%, 8/8/25 (e)		700,000	577,710
Starbucks Corp. 2.450%, 6/15/26		50,000	47,216
3.550%, 8/15/29		100,000	93,967
2.550%, 11/15/30 (x)		400,000	342,043
3.000%, 2/14/32		20,000	17,317

			3,225,660

Household Durables (0.1%)
DR Horton, Inc. 4.375%, 9/15/22		400,000	400,161
2.600%, 10/15/25 (x)		50,000	47,179
Leggett & Platt, Inc. 3.500%, 11/15/27		25,000	23,933
Lennar Corp. 5.250%, 6/1/26		24,000	24,299
4.750%, 11/29/27		100,000	97,432
Mohawk Industries, Inc. 3.625%, 5/15/30		25,000	22,557
Whirlpool Corp. 4.000%, 3/1/24 (x)		30,000	30,262

			645,823

Internet & Direct Marketing Retail (0.1%)
Alibaba Group Holding Ltd. 3.400%, 12/6/27		200,000	191,164
Amazon.com, Inc. 0.450%, 5/12/24		25,000	23,785
3.800%, 12/5/24		50,000	50,600
5.200%, 12/3/25		100,000	105,023
1.000%, 5/12/26		50,000	45,516
3.300%, 4/13/27		100,000	98,136
3.150%, 8/22/27		50,000	48,610
1.650%, 5/12/28		50,000	44,425
1.500%, 6/3/30		85,000	70,802
2.100%, 5/12/31		50,000	42,894
3.600%, 4/13/32		100,000	96,520
2.500%, 6/3/50		147,000	104,782
4.100%, 4/13/62		75,000	68,125
eBay, Inc. 1.900%, 3/11/25 (x)		70,000	65,973
1.400%, 5/10/26		100,000	89,939

			1,146,294

Leisure Products (0.0%)†
Hasbro, Inc. 3.500%, 9/15/27		15,000	14,181

Multiline Retail (0.0%)†
Dollar General Corp. 4.150%, 11/1/25		75,000	75,326
4.125%, 4/3/50		24,000	20,197
Dollar Tree, Inc. 4.000%, 5/15/25		100,000	99,574
Target Corp. 3.375%, 4/15/29		100,000	96,056

			291,153

Specialty Retail (0.1%)
AutoNation, Inc. 3.500%, 11/15/24		25,000	24,263
Home Depot, Inc. (The) 2.125%, 9/15/26		65,000	61,452
0.900%, 3/15/28		65,000	55,362
2.950%, 6/15/29		30,000	28,103
1.375%, 3/15/31 (x)		145,000	116,977
1.875%, 9/15/31		85,000	70,704

See Notes to Financial Statements.

1401

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
3.250%, 4/15/32 (x)	$45,000	$41,834
Lowe’s Cos., Inc. 2.500%, 4/15/26	100,000	94,929
1.300%, 4/15/28	59,000	49,887
3.650%, 4/5/29 (x)	369,000	348,385
2.800%, 9/15/41	77,000	56,278
4.250%, 4/1/52	65,000	56,439
O’Reilly Automotive, Inc. 4.350%, 6/1/28	50,000	49,813
Ross Stores, Inc. 0.875%, 4/15/26	50,000	44,228

		1,098,654

Textiles, Apparel & Luxury Goods (0.0%)†
Ralph Lauren Corp. 2.950%, 6/15/30 (x)	15,000	13,195
VF Corp. 2.950%, 4/23/30 (x)	200,000	174,462

		187,657

Total Consumer Discretionary		10,608,104

Consumer Staples (0.9%)
Beverages (0.4%)
Anheuser-Busch Cos. LLC 4.700%, 2/1/36	346,000	330,851
Anheuser-Busch InBev Worldwide, Inc. 4.000%, 4/13/28	505,000	498,516
4.750%, 1/23/29	250,000	254,748
3.750%, 7/15/42	67,000	54,522
4.500%, 6/1/50	600,000	540,741
Bacardi Ltd. 4.450%, 5/15/25§	500,000	493,550
Coca-Cola Co. (The) 2.900%, 5/25/27	50,000	48,397
2.125%, 9/6/29	200,000	178,484
2.000%, 3/5/31	65,000	55,928
Constellation Brands, Inc. 4.350%, 5/9/27	100,000	99,297
Diageo Capital plc 2.375%, 10/24/29	200,000	177,195
Keurig Dr Pepper, Inc. 3.950%, 4/15/29	100,000	95,229
3.200%, 5/1/30	166,000	148,921
Molson Coors Beverage Co. 3.000%, 7/15/26	100,000	94,211
PepsiCo, Inc. 2.750%, 4/30/25	75,000	73,841
3.000%, 10/15/27 (x)	100,000	97,361
2.750%, 3/19/30	200,000	184,518

		3,426,310

Food & Staples Retailing (0.2%)
7-Eleven, Inc. 1.800%, 2/10/31§	700,000	549,136
Costco Wholesale Corp. 1.600%, 4/20/30	200,000	168,845
Kroger Co. (The) 2.650%, 10/15/26	50,000	46,989
4.500%, 1/15/29	25,000	24,941
Sysco Corp. 3.250%, 7/15/27	50,000	47,709
Walgreens Boots Alliance, Inc. 3.800%, 11/18/24	50,000	49,992
3.450%, 6/1/26	75,000	73,311
Walmart, Inc. 3.300%, 4/22/24	37,000	37,092
2.650%, 12/15/24	50,000	49,416
3.050%, 7/8/26 (x)	40,000	39,672
3.250%, 7/8/29 (x)	200,000	193,263
2.375%, 9/24/29	3,000	2,733
1.800%, 9/22/31	15,000	12,688
2.650%, 9/22/51	87,000	65,351

		1,361,138

Food Products (0.1%)
Archer-Daniels-Midland Co. 2.500%, 8/11/26	50,000	47,879
Bunge Ltd. Finance Corp. 2.750%, 5/14/31	25,000	20,771
Campbell Soup Co. 4.150%, 3/15/28	25,000	24,487
Conagra Brands, Inc. 4.850%, 11/1/28	225,000	222,001
General Mills, Inc. 4.200%, 4/17/28	215,000	212,792
Hormel Foods Corp. 1.700%, 6/3/28 (x)	70,000	61,659
J M Smucker Co. (The) 2.375%, 3/15/30	15,000	12,750
Kellogg Co. 2.650%, 12/1/23	42,000	41,573
Mondelez International, Inc. 2.750%, 4/13/30	200,000	174,949
Unilever Capital Corp. 2.900%, 5/5/27	100,000	95,926

		914,787

Household Products (0.0%)†
Clorox Co. (The) 1.800%, 5/15/30	44,000	36,004
Colgate-Palmolive Co. 3.250%, 3/15/24	62,000	62,061
Kimberly-Clark Corp. 3.950%, 11/1/28	10,000	10,004
3.200%, 4/25/29	50,000	47,774
2.000%, 11/2/31 (x)	25,000	21,048
Procter & Gamble Co. (The) 0.550%, 10/29/25	50,000	45,999
1.200%, 10/29/30	50,000	40,860

		263,750

Personal Products (0.0%)†
Estee Lauder Cos., Inc. (The) 2.000%, 12/1/24	10,000	9,656
1.950%, 3/15/31	45,000	38,125
GSK Consumer Healthcare Capital US LLC
3.375%, 3/24/27§	250,000	238,946

		286,727

Tobacco (0.2%)
Altria Group, Inc. 4.400%, 2/14/26	101,000	99,140
2.625%, 9/16/26	97,000	88,305

See Notes to Financial Statements.

1402

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
4.800%, 2/14/29		$40,000	$37,971
3.125%, 6/15/31	EUR	300,000	275,355
5.800%, 2/14/39		$67,000	60,848
4.500%, 5/2/43		73,000	55,328
6.200%, 2/14/59		11,000	10,264
BAT Capital Corp. 3.222%, 8/15/24		50,000	48,710
3.215%, 9/6/26		45,000	42,053
3.557%, 8/15/27		100,000	91,510
2.259%, 3/25/28		225,000	188,893
4.906%, 4/2/30		152,000	141,357
5.282%, 4/2/50		32,000	26,309
Imperial Brands Finance plc 3.125%, 7/26/24§		500,000	484,949
Philip Morris International, Inc. 3.250%, 11/10/24		150,000	148,607
1.450%, 8/1/39	EUR	125,000	73,849
Reynolds American, Inc. 4.450%, 6/12/25		$100,000	99,419
5.850%, 8/15/45		42,000	36,263

			2,009,130

Total Consumer Staples			8,261,842

Energy (1.7%)
Energy Equipment & Services (0.1%)
Baker Hughes Holdings LLC 3.337%, 12/15/27		100,000	94,660
Halliburton Co. 3.500%, 8/1/23		3,000	3,006
3.800%, 11/15/25		2,000	1,990
Odebrecht Drilling Norbe VIII/IX Ltd.
7.350%, 12/1/26 PIK (m)		198,795	116,970
7.350%, 12/1/26 PIK§		495	291
Odebrecht Offshore Drilling Finance Ltd.
6.720%, 12/1/22§		14,780	14,632
7.720%, 12/1/26 PIK§		601,918	140,521
Odebrecht Oil & Gas Finance Ltd.
(Zero Coupon), 12/31/64 (y)§		163,662	440
Schlumberger Finance Canada Ltd. 1.400%, 9/17/25 (x)		25,000	23,331
Schlumberger Investment SA 2.650%, 6/26/30		200,000	175,656

			571,497

Oil, Gas & Consumable Fuels (1.6%)
Boardwalk Pipelines LP 4.800%, 5/3/29		20,000	19,408
3.400%, 2/15/31		500,000	429,591
BP Capital Markets America, Inc. 3.790%, 2/6/24		30,000	30,123
3.194%, 4/6/25		40,000	39,509
3.588%, 4/14/27		100,000	97,280
4.234%, 11/6/28		200,000	198,695
3.001%, 3/17/52		100,000	72,117
BP Capital Markets plc 3.279%, 9/19/27		50,000	47,754
Cameron LNG LLC 3.302%, 1/15/35§		283,000	242,178
3.402%, 1/15/38§		141,000	119,324
Cenovus Energy, Inc. 3.750%, 2/15/52		38,000	28,962
Cheniere Corpus Christi Holdings LLC 7.000%, 6/30/24		551,000	571,174
5.875%, 3/31/25		51,000	52,241
5.125%, 6/30/27		888,000	890,798
3.700%, 11/15/29		425,000	388,793
2.742%, 12/31/39		101,000	78,932
Chevron Corp. 2.895%, 3/3/24		150,000	149,562
2.954%, 5/16/26		50,000	48,858
Chevron USA, Inc. 0.687%, 8/12/25		65,000	59,834
ConocoPhillips Co. 6.950%, 4/15/29		200,000	229,693
Continental Resources, Inc. 5.750%, 1/15/31§		700,000	677,096
Coterra Energy, Inc. 4.375%, 3/15/29§		100,000	97,876
Devon Energy Corp. 8.250%, 8/1/23		21,000	21,843
5.850%, 12/15/25		23,000	24,175
5.875%, 6/15/28		5,000	5,072
4.500%, 1/15/30		25,000	24,266
4.750%, 5/15/42		64,000	58,269
5.000%, 6/15/45		47,000	43,728
Diamondback Energy, Inc. 3.250%, 12/1/26		158,000	154,426
3.500%, 12/1/29		768,000	705,372
3.125%, 3/24/31		258,000	225,136
4.400%, 3/24/51		95,000	82,064
4.250%, 3/15/52		90,000	74,987
Eastern Gas Transmission & Storage, Inc.
4.800%, 11/1/43§		25,000	23,516
Ecopetrol SA 6.875%, 4/29/30		56,000	49,224
Enbridge, Inc. 3.700%, 7/15/27		50,000	47,930
Energy Transfer LP 5.875%, 1/15/24		100,000	101,803
4.050%, 3/15/25		100,000	98,720
2.900%, 5/15/25		100,000	95,312
3.750%, 5/15/30		100,000	90,243
5.000%, 5/15/50		700,000	595,561
Enterprise Products Operating LLC 3.700%, 2/15/26		100,000	98,495
2.800%, 1/31/30		30,000	26,291
EOG Resources, Inc. 4.150%, 1/15/26		27,000	27,205
4.375%, 4/15/30		200,000	200,974
Equinor ASA 1.750%, 1/22/26		55,000	51,322
3.625%, 9/10/28		100,000	97,468
Exxon Mobil Corp. 2.019%, 8/16/24		50,000	48,857
3.043%, 3/1/26		50,000	49,100
2.275%, 8/16/26 (x)		200,000	190,596
Greenko Power II Ltd. 4.300%, 12/13/28§		684,250	543,979
Kinder Morgan Energy Partners LP 4.250%, 9/1/24		75,000	74,805
Kinder Morgan, Inc. 5.300%, 12/1/34		72,000	70,574

See Notes to Financial Statements.

1403

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
3.600%, 2/15/51		$65,000	$48,193
Magellan Midstream Partners LP 3.250%, 6/1/30		15,000	13,274
Marathon Petroleum Corp. 5.125%, 12/15/26		100,000	102,483
3.800%, 4/1/28		15,000	14,217
5.000%, 9/15/54		65,000	59,019
MPLX LP 4.000%, 2/15/25		100,000	98,758
4.000%, 3/15/28		200,000	189,783
NGPL PipeCo LLC 4.875%, 8/15/27§		178,000	176,114
3.250%, 7/15/31§		164,000	137,267
Northwest Pipeline LLC 4.000%, 4/1/27		399,000	389,020
Occidental Petroleum Corp. 6.950%, 7/1/24		300,000	309,186
ONEOK, Inc. 5.850%, 1/15/26		65,000	67,274
4.350%, 3/15/29 (x)		50,000	47,155
Petroleos Mexicanos 6.875%, 10/16/25		26,000	24,180
8.750%, 6/2/29§		141,000	125,869
6.700%, 2/16/32		495,000	374,962
Series 13-2 7.190%, 9/12/24	MXN	1,203,000	54,487
Phillips 66 Co. 3.550%, 10/1/26§		$25,000	24,325
Pioneer Natural Resources Co. 1.900%, 8/15/30 (x)		110,000	90,034
Plains All American Pipeline LP 4.500%, 12/15/26		50,000	49,224
Rio Oil Finance Trust
Series 2014-1 9.250%, 7/6/24§		129,295	133,885
Sabine Pass Liquefaction LLC 5.750%, 5/15/24		492,000	501,576
5.625%, 3/1/25		1,357,000	1,384,470
5.875%, 6/30/26		272,000	280,410
5.000%, 3/15/27		65,000	65,234
4.200%, 3/15/28		234,000	224,449
Spectra Energy Partners LP 4.750%, 3/15/24		50,000	50,392
Suncor Energy, Inc. 6.500%, 6/15/38		23,000	25,405
Targa Resources Corp. 4.950%, 4/15/52		70,000	60,272
TotalEnergies Capital International SA
3.750%, 4/10/24		75,000	75,245
3.455%, 2/19/29		100,000	95,327
TransCanada PipeLines Ltd. 4.250%, 5/15/28		100,000	97,453
Transcontinental Gas Pipe Line Co. LLC
7.850%, 2/1/26		502,000	555,370
4.000%, 3/15/28		472,000	457,882
3.950%, 5/15/50		28,000	23,452
Valero Energy Corp. 2.850%, 4/15/25		25,000	24,149
4.000%, 4/1/29		65,000	61,666
Williams Cos., Inc. (The) 4.500%, 11/15/23		50,000	50,380
4.300%, 3/4/24		50,000	50,242
4.550%, 6/24/24		25,000	25,246
2.600%, 3/15/31		65,000	54,471
7.750%, 6/15/31		35,000	40,930
Series A 7.500%, 1/15/31 (x)		16,000	18,471

			15,322,312

Total Energy			15,893,809

Financials (9.4%)
Banks (5.2%)
Banco Espirito Santo SA 4.000%, 1/21/19 (h)(m)	EUR	900,000	136,757
Banco Santander SA 3.892%, 5/24/24		$200,000	199,112
1.849%, 3/25/26		200,000	179,797
2.749%, 12/3/30		200,000	158,517
Bangkok Bank PCL
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.15%), 3.466%, 9/23/36 (k)§		700,000	583,611
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.79%), 3.004%, 12/20/23 (k)		105,000	104,700
4.125%, 1/22/24		62,000	62,699
4.000%, 4/1/24 (x)		50,000	50,389
(ICE LIBOR USD 3 Month + 0.94%), 3.864%, 7/23/24 (k)		146,000	145,155
(SOFR + 0.74%), 0.810%, 10/24/24 (k)		50,000	47,711
4.000%, 1/22/25		75,000	74,684
(ICE LIBOR USD 3 Month + 0.97%), 3.458%, 3/15/25 (k)		150,000	148,012
(SOFR + 0.91%), 0.981%, 9/25/25 (k)		50,000	46,409
(ICE LIBOR USD 3 Month + 0.87%), 2.456%, 10/22/25 (k)		729,000	695,650
(SOFR + 0.65%), 1.530%, 12/6/25 (k)		700,000	654,678
(ICE LIBOR USD 3 Month + 0.64%), 2.015%, 2/13/26 (k)		100,000	93,653
3.384%, 4/2/26		446,000	432,565
3.500%, 4/19/26		149,000	145,120
1.319%, 6/19/26		19,000	17,261
(EURIBOR 3 Month + 1.00%), 0.822%, 9/22/26 (k)(m)	EUR	600,000	619,225
(SOFR + 1.01%), 1.197%, 10/24/26 (k)		$50,000	44,788
(ICE LIBOR USD 3 Month + 1.06%), 3.559%, 4/23/27 (k)		53,000	50,862
(SOFR + 0.96%), 1.734%, 7/22/27 (k)		303,000	270,224
(ICE LIBOR USD 3 Month + 1.58%), 3.824%, 1/20/28 (k)		244,000	234,144
(SOFR + 1.05%), 2.551%, 2/4/28 (k)		172,000	156,425
(ICE LIBOR USD 3 Month + 1.51%), 3.705%, 4/24/28 (k)		125,000	119,185
(SOFR + 1.58%), 4.376%, 4/27/28 (k)(x)		408,000	402,084
(ICE LIBOR USD 3 Month + 1.37%), 3.593%, 7/21/28 (k)		196,000	185,664
3.419%, 12/20/28		239,000	222,850

See Notes to Financial Statements.

1404

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
(SOFR + 1.06%), 2.087%, 6/14/29 (k)		$145,000	$124,508
4.271%, 7/23/29		50,000	48,152
(ICE LIBOR USD 3 Month + 1.21%), 3.974%, 2/7/30 (k)		240,000	226,158
(ICE LIBOR USD 3 Month + 1.18%), 3.194%, 7/23/30 (k)		264,000	237,243
(ICE LIBOR USD 3 Month + 1.19%), 2.884%, 10/22/30 (k)		304,000	265,004
(ICE LIBOR USD 3 Month + 0.99%), 2.496%, 2/13/31 (k)		300,000	253,522
(SOFR + 1.37%), 1.922%, 10/24/31 (k)		300,000	239,254
(SOFR + 1.32%), 2.687%, 4/22/32 (k)		250,000	210,368
(SOFR + 1.22%), 2.299%, 7/21/32 (k)		175,000	141,668
(SOFR + 1.21%), 2.572%, 10/20/32 (k)		298,000	248,585
(SOFR + 1.33%), 2.972%, 2/4/33 (k)		554,000	471,767
(SOFR + 1.83%), 4.571%, 4/27/33 (k)		325,000	316,520
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.846%, 3/8/37 (k)		200,000	173,373
Series FF
(ICE LIBOR USD 3 Month + 2.93%), 5.875%, 3/15/28 (k)(y)		100,000	87,280
Series L 3.950%, 4/21/25		123,000	121,687
Series N
(SOFR + 0.91%), 1.658%, 3/11/27 (k)		300,000	269,484
(SOFR + 1.22%), 2.651%, 3/11/32 (k)		171,000	144,057
Bank of Montreal 3.700%, 6/7/25		120,000	119,015
1.250%, 9/15/26 (x)		50,000	44,318
(SOFR + 0.60%), 0.949%, 1/22/27 (k)		50,000	44,554
Series E 3.300%, 2/5/24		50,000	49,842
Bank of Nova Scotia (The) 3.400%, 2/11/24		100,000	99,705
4.500%, 12/16/25		100,000	99,657
1.300%, 9/15/26		100,000	88,658
2.951%, 3/11/27		800,000	753,059
Banque Federative du Credit Mutuel SA
(ICE LIBOR USD 3 Month + 0.96%), 2.023%, 7/20/23 (k)§		600,000	603,336
Barclays Bank plc 7.625%, 11/21/22		220,000	221,925
Barclays plc 3.650%, 3/16/25		200,000	195,903
(SOFR + 2.71%), 2.852%, 5/7/26 (k)		200,000	189,238
3.250%, 2/12/27 (m)	GBP	500,000	570,197
BBVA Bancomer SA 6.750%, 9/30/22§		$200,000	199,940
BNP Paribas SA
(SOFR + 1.61%), 1.904%, 9/30/28 (k)§		700,000	598,506
Canadian Imperial Bank of Commerce 0.500%, 12/14/23		50,000	47,863
3.100%, 4/2/24		100,000	98,997
1.250%, 6/22/26		50,000	44,598
Citigroup, Inc. 3.875%, 10/25/23		75,000	75,781
3.750%, 6/16/24		75,000	75,322
4.000%, 8/5/24		50,000	50,018
(SOFR + 0.69%), 0.776%, 10/30/24 (k)		170,000	162,114
4.400%, 6/10/25		125,000	124,871
(SOFR + 0.69%), 2.014%, 1/25/26 (k)		448,000	419,723
(SOFR + 1.53%), 3.290%, 3/17/26 (k)		497,000	481,168
3.400%, 5/1/26		100,000	96,793
(SOFR + 0.77%), 1.462%, 6/9/27 (k)		200,000	176,838
4.450%, 9/29/27		200,000	196,039
(SOFR + 1.28%), 3.070%, 2/24/28 (k)		600,000	556,262
(ICE LIBOR USD 3 Month + 1.39%), 3.668%, 7/24/28 (k)		149,000	140,918
(ICE LIBOR USD 3 Month + 1.15%), 3.520%, 10/27/28 (k)		400,000	373,054
(ICE LIBOR USD 3 Month + 1.19%), 4.075%, 4/23/29 (k)		250,000	239,426
(ICE LIBOR USD 3 Month + 1.34%), 3.980%, 3/20/30 (k)		150,000	140,784
(SOFR + 1.42%), 2.976%, 11/5/30 (k)		452,000	395,818
(SOFR + 1.18%), 2.520%, 11/3/32 (k)		129,000	105,754
(SOFR + 1.35%), 3.057%, 1/25/33 (k)		54,000	45,783
(SOFR + 1.94%), 3.785%, 3/17/33 (k)		294,000	264,782
(SOFR + 2.09%), 4.910%, 5/24/33 (k)		40,000	39,505
Citizens Financial Group, Inc. 2.850%, 7/27/26		100,000	93,791
3.250%, 4/30/30		103,000	91,310
Comerica, Inc. 4.000%, 2/1/29		50,000	48,389
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22		250,000	250,299
Danske Bank A/S 5.375%, 1/12/24§		500,000	505,664
5.375%, 1/12/24 (m)		200,000	202,265
Fifth Third Bancorp 2.375%, 1/28/25		50,000	47,877
(SOFR + 1.36%), 4.055%, 4/25/28 (k)		60,000	58,309
Grupo Aval Ltd. 4.750%, 9/26/22 (m)		200,000	198,913
4.375%, 2/4/30§		200,000	155,600
HSBC Holdings plc
(SOFR + 1.40%), 2.633%, 11/7/25 (k)		200,000	190,886

See Notes to Financial Statements.

1405

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
4.300%, 3/8/26		$200,000	$198,206
4.292%, 9/12/26		200,000	195,530
(SOFR + 1.10%), 2.251%, 11/22/27 (k)		200,000	178,225
(ICE LIBOR USD 3 Month + 1.53%), 4.583%, 6/19/29 (k)		226,000	218,123
(SOFR + 1.29%), 2.206%, 8/17/29 (k)		200,000	168,380
4.950%, 3/31/30		400,000	394,328
(SOFR + 1.19%), 2.804%, 5/24/32 (k)		200,000	164,078
Huntington Bancshares, Inc.
(SOFR + 2.05%), 5.023%, 5/17/33 (k)		35,000	34,973
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.487%, 8/15/36 (k)		100,000	78,498
ING Groep NV 3.550%, 4/9/24		200,000	198,370
JPMorgan Chase & Co. 3.875%, 2/1/24		100,000	100,742
3.559%, 4/23/24		49,000	48,841
(ICE LIBOR USD 3 Month + 0.89%), 3.797%, 7/23/24 (k)		73,000	72,748
3.875%, 9/10/24		50,000	49,948
(CME Term SOFR 3 Month + 0.60%), 0.653%, 9/16/24 (k)		135,000	129,458
(SOFR + 0.42%), 0.563%, 2/16/25 (k)		30,000	28,254
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25 (k)		55,000	54,050
(CME Term SOFR 3 Month + 0.58%), 0.969%, 6/23/25 (k)		50,000	46,802
3.900%, 7/15/25		100,000	100,173
(SOFR + 0.92%), 2.595%, 2/24/26 (k)		700,000	665,831
(CME Term SOFR 3 Month + 1.59%), 2.005%, 3/13/26 (k)		127,000	118,751
(SOFR + 1.85%), 2.083%, 4/22/26 (k)		447,000	418,901
(SOFR + 1.32%), 4.080%, 4/26/26 (k)		100,000	99,024
3.200%, 6/15/26 (x)		31,000	29,994
2.950%, 10/1/26		100,000	95,535
(SOFR + 0.80%), 1.045%, 11/19/26 (k)		200,000	177,993
4.125%, 12/15/26		125,000	123,894
(ICE LIBOR USD 3 Month + 1.25%), 3.960%, 1/29/27 (k)		258,000	252,273
(SOFR + 0.77%), 1.470%, 9/22/27 (k)		40,000	35,086
(ICE LIBOR USD 3 Month + 1.34%), 3.782%, 2/1/28 (k)		1,056,000	1,016,005
(SOFR + 1.17%), 2.947%, 2/24/28 (k)		180,000	166,829
(ICE LIBOR USD 3 Month + 1.38%), 3.540%, 5/1/28 (k)		75,000	71,059
(SOFR + 1.89%), 2.182%, 6/1/28 (k)		700,000	624,091
(SOFR + 1.02%), 2.069%, 6/1/29 (k)		55,000	47,422
(ICE LIBOR USD 3 Month + 1.33%), 4.452%, 12/5/29 (k)		102,000	99,822
(SOFR + 1.51%), 2.739%, 10/15/30 (k)		200,000	174,683
(SOFR + 3.79%), 4.493%, 3/24/31 (k)		56,000	54,648
2.522%, 4/22/31		250,000	212,595
(SOFR + 2.52%), 2.956%, 5/13/31 (k)		200,000	172,984
(SOFR + 1.25%), 2.580%, 4/22/32 (k)		75,000	62,949
(SOFR + 1.18%), 2.545%, 11/8/32 (k)		65,000	54,472
(SOFR + 1.26%), 2.963%, 1/25/33 (k)		335,000	287,297
(SOFR + 1.80%), 4.586%, 4/26/33 (k)		85,000	83,641
(SOFR + 1.51%), 2.525%, 11/19/41 (k)		98,000	69,833
(ICE LIBOR USD 3 Month + 1.46%), 4.032%, 7/24/48 (k)		107,000	92,280
(ICE LIBOR USD 3 Month + 1.38%), 3.964%, 11/15/48 (k)		52,000	44,429
(ICE LIBOR USD 3 Month + 1.22%), 3.897%, 1/23/49 (k)		19,000	16,065
Korea Development Bank (The) 2.125%, 10/1/24		200,000	194,446
Kreditanstalt fuer Wiederaufbau 0.250%, 10/19/23		100,000	96,624
0.500%, 9/20/24 (x)		200,000	189,166
2.500%, 11/20/24		125,000	123,445
3.125%, 6/10/25		250,000	250,487
0.625%, 1/22/26		135,000	123,965
3.000%, 5/20/27		180,000	178,765
2.875%, 4/3/28		90,000	88,744
0.750%, 9/30/30		105,000	87,171
Landwirtschaftliche Rentenbank 2.000%, 1/13/25		75,000	73,113
0.875%, 3/30/26		20,000	18,403
1.750%, 7/27/26		75,000	70,969
0.875%, 9/3/30		100,000	83,726
Series 37 2.500%, 11/15/27		50,000	48,271
Series 40 0.500%, 5/27/25		30,000	27,862
Lloyds Banking Group plc 3.900%, 3/12/24		500,000	499,206
4.500%, 11/4/24		200,000	199,143
(ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.40%), 2.636%, 3/7/25 (k)	AUD	700,000	478,947
4.000%, 3/7/25		800,000	535,807
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.870%, 7/9/25 (k)		$200,000	197,884

See Notes to Financial Statements.

1406

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.438%, 2/5/26 (k)		$200,000	$189,580
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.627%, 5/11/27 (k)		202,000	179,695
Mitsubishi UFJ Financial Group, Inc. 3.761%, 7/26/23		50,000	49,977
2.801%, 7/18/24		200,000	194,953
2.193%, 2/25/25		200,000	189,933
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.640%, 10/13/27 (k)		200,000	176,534
3.741%, 3/7/29		100,000	94,097
Mizuho Financial Group, Inc.
(SOFR + 1.25%), 1.241%, 7/10/24 (k)		600,000	584,167
(SOFR + 1.36%), 2.555%, 9/13/25 (k)		325,000	311,615
(ICE LIBOR USD 3 Month + 0.83%), 2.226%, 5/25/26 (k)		600,000	561,150
3.663%, 2/28/27		200,000	191,438
4.018%, 3/5/28		500,000	480,035
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 3.261%, 5/22/30 (k)		700,000	629,796
NatWest Group plc 3.875%, 9/12/23		700,000	698,310
5.125%, 5/28/24		40,000	40,184
(ICE LIBOR USD 3 Month + 1.91%), 5.076%, 1/27/30 (k)		200,000	196,541
Nordea Kredit Realkreditaktieselskab
1.500%, 10/1/53	DKK	2,999,993	329,591
Norinchukin Bank (The) 2.080%, 9/22/31§		$700,000	571,864
Oesterreichische Kontrollbank AG 3.125%, 11/7/23		50,000	50,090
0.375%, 9/17/25		90,000	82,426
PNC Bank NA 4.050%, 7/26/28		250,000	242,256
PNC Financial Services Group, Inc. (The)
3.900%, 4/29/24		75,000	75,292
(SOFR + 0.98%), 2.307%, 4/23/32 (k)		65,000	54,433
Royal Bank of Canada 0.500%, 10/26/23		35,000	33,854
0.425%, 1/19/24 (x)		85,000	81,427
2.550%, 7/16/24 (x)		25,000	24,445
0.650%, 7/29/24 (x)		25,000	23,492
4.650%, 1/27/26 (x)		75,000	75,777
1.400%, 11/2/26		50,000	44,544
Santander Holdings USA, Inc. 3.450%, 6/2/25		50,000	48,154
4.500%, 7/17/25		50,000	49,781
Santander UK Group Holdings plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.532%, 8/21/26 (k)		218,000	195,374
Santander UK plc 4.000%, 3/13/24		50,000	50,089
Shinhan Bank Co. Ltd. 4.000%, 4/23/29§		500,000	481,563
Societe Generale SA 4.250%, 9/14/23§		500,000	500,809
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.991%, 1/12/25 (k)§		700,000	662,399
Sumitomo Mitsui Financial Group, Inc. 2.696%, 7/16/24		200,000	195,007
2.448%, 9/27/24		700,000	675,379
2.348%, 1/15/25		625,000	599,040
1.474%, 7/8/25		600,000	552,818
3.784%, 3/9/26		100,000	98,236
1.402%, 9/17/26		200,000	176,933
3.364%, 7/12/27		100,000	95,195
3.352%, 10/18/27		100,000	94,621
3.202%, 9/17/29		50,000	44,389
2.142%, 9/23/30		100,000	80,214
SVB Financial Group 1.800%, 10/28/26 (x)		100,000	89,038
Svenska Handelsbanken AB 3.900%, 11/20/23		250,000	251,150
Toronto-Dominion Bank (The) 3.250%, 3/11/24		100,000	99,566
1.150%, 6/12/25		50,000	46,160
0.750%, 1/6/26		200,000	178,682
1.250%, 9/10/26 (x)		50,000	44,394
Truist Bank 3.200%, 4/1/24		50,000	49,858
2.150%, 12/6/24		250,000	241,141
4.050%, 11/3/25		20,000	20,078
Truist Financial Corp. 3.750%, 12/6/23		25,000	25,201
2.850%, 10/26/24		25,000	24,476
UniCredit SpA 7.830%, 12/4/23§		1,000,000	1,035,821
US Bancorp 3.700%, 1/30/24 (x)		75,000	75,336
3.000%, 7/30/29 (x)		59,000	53,717
Series V 2.375%, 7/22/26		150,000	141,399
Wells Fargo & Co. 3.750%, 1/24/24		50,000	50,119
3.000%, 2/19/25		100,000	97,792
3.550%, 9/29/25		100,000	97,990
(ICE LIBOR USD 3 Month + 0.75%), 2.164%, 2/11/26 (k)		165,000	155,282
3.000%, 4/22/26 (x)		50,000	47,730
(SOFR + 1.32%), 3.908%, 4/25/26 (k)		657,000	646,007
3.000%, 10/23/26		131,000	123,911
4.300%, 7/22/27		100,000	99,091

See Notes to Financial Statements.

1407

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28 (k)	$92,000	$87,408
4.150%, 1/24/29	200,000	193,831
(SOFR + 1.43%), 2.879%, 10/30/30 (k)	66,000	57,952
(SOFR + 1.26%), 2.572%, 2/11/31 (k)(x)	585,000	502,434
(SOFR + 1.50%), 3.350%, 3/2/33 (k)	700,000	621,152
(SOFR + 2.13%), 4.611%, 4/25/53 (k)	70,000	64,975
Westpac Banking Corp. 3.300%, 2/26/24	100,000	99,732
1.150%, 6/3/26	50,000	44,838
2.700%, 8/19/26	75,000	71,185
2.894%, 2/4/30	250,000	237,232

		48,060,360

Capital Markets (2.4%)
Affiliated Managers Group, Inc. 4.250%, 2/15/24	50,000	50,304
Ameriprise Financial, Inc. 3.000%, 4/2/25	200,000	195,176
Ares Capital Corp. 3.875%, 1/15/26	100,000	92,338
2.875%, 6/15/27	100,000	83,516
Bank of New York Mellon Corp. (The) 3.450%, 8/11/23	100,000	100,286
2.100%, 10/24/24	100,000	96,771
2.450%, 8/17/26	75,000	70,813
(SOFR + 1.15%), 3.992%, 6/13/28 (k)	50,000	49,448
Series 0012 3.650%, 2/4/24	50,000	50,156
Series F
(ICE LIBOR USD 3 Month + 3.13%), 4.625%, 9/20/26 (k)(y)	120,000	104,437
Series J 1.900%, 1/25/29	50,000	43,253
BlackRock, Inc. 3.500%, 3/18/24	50,000	50,295
3.250%, 4/30/29 (x)	15,000	14,174
Blackstone Private Credit Fund
2.625%, 12/15/26§	50,000	41,830
4.000%, 1/15/29§	217,000	177,783
Brookfield Finance, Inc.
3.900%, 1/25/28	50,000	47,664
2.724%, 4/15/31	80,000	67,585
Carlyle Finance Subsidiary LLC 3.500%, 9/19/29§	600,000	543,630
Charles Schwab Corp. (The)
3.750%, 4/1/24	25,000	25,098
3.850%, 5/21/25	50,000	50,131
0.900%, 3/11/26	65,000	58,605
3.200%, 3/2/27	11,000	10,628
3.300%, 4/1/27	30,000	28,938
2.000%, 3/20/28	200,000	178,802
2.300%, 5/13/31	50,000	42,292
CME Group, Inc. 3.000%, 3/15/25 (x)	75,000	74,407
Credit Suisse AG 2.950%, 4/9/25	250,000	239,238
Credit Suisse Group AG
(ICE LIBOR USD 3 Month + 1.20%), 2.997%, 12/14/23 (k)§	600,000	597,132
(ICE LIBOR USD 3 Month + 1.24%), 4.207%, 6/12/24 (k)§	600,000	594,760
4.550%, 4/17/26	250,000	244,486
Deutsche Bank AG
3.300%, 11/16/22	700,000	699,396
(SOFR + 1.13%), 1.447%, 4/1/25 (k)	512,000	478,675
(SOFR + 2.58%), 3.961%, 11/26/25 (k)	950,000	919,383
(SOFR + 1.87%), 2.129%, 11/24/26 (k)	700,000	623,412
(SOFR + 1.72%), 3.035%, 5/28/32 (k)	150,000	118,862
FactSet Research Systems, Inc. 3.450%, 3/1/32	238,000	209,137
FS KKR Capital Corp. 3.125%, 10/12/28	50,000	40,294
Goldman Sachs Group, Inc. (The)
4.000%, 3/3/24	92,000	92,449
3.000%, 3/15/24 (x)	20,000	19,747
(SOFR + 0.49%), 0.925%, 10/21/24 (k)	70,000	67,228
3.500%, 1/23/25	100,000	98,707
(SOFR + 0.73%), 1.757%, 1/24/25 (k)	391,000	376,299
3.500%, 4/1/25	259,000	254,224
3.750%, 5/22/25	100,000	98,807
(ICE LIBOR USD 3 Month + 1.20%), 3.272%, 9/29/25 (k)	100,000	97,357
(ICE LIBOR USD 3 Month + 1.17%), 2.581%, 5/15/26 (k)	291,000	284,212
3.500%, 11/16/26	65,000	62,577
3.850%, 1/26/27	6,000	5,801
(SOFR + 0.80%), 1.431%, 3/9/27 (k)	227,000	201,468
(SOFR + 0.82%), 1.542%, 9/10/27 (k)	100,000	87,812
(SOFR + 0.91%), 1.948%, 10/21/27 (k)	110,000	98,484
(ICE LIBOR USD 3 Month + 1.75%), 2.988%, 10/28/27 (k)	600,000	589,488
(SOFR + 1.11%), 2.640%, 2/24/28 (k)	829,000	754,622
(SOFR + 1.85%), 3.615%, 3/15/28 (k)	411,000	389,317
(ICE LIBOR USD 3 Month + 1.51%), 3.691%, 6/5/28 (k)	353,000	334,093
(ICE LIBOR USD 3 Month + 1.16%), 3.814%, 4/23/29 (k)	178,000	168,075
3.800%, 3/15/30	500,000	464,398
(SOFR + 1.28%), 2.615%, 4/22/32 (k)	75,000	62,286
2.383%, 7/21/32	240,000	194,412
(SOFR + 1.26%), 2.650%, 10/21/32 (k)	141,000	116,311
(SOFR + 1.41%), 3.102%, 2/24/33 (k)	963,000	822,537

See Notes to Financial Statements.

1408

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Golub Capital BDC, Inc.
2.500%, 8/24/26	$15,000	$12,549
Intercontinental Exchange, Inc.
3.750%, 12/1/25	30,000	29,850
3.100%, 9/15/27	41,000	38,873
3.750%, 9/21/28	56,000	53,884
2.100%, 6/15/30	189,000	158,617
JAB Holdings BV 2.200%, 11/23/30§	600,000	473,919
Jefferies Group LLC 2.625%, 10/15/31	100,000	77,429
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13 (h)	5,000,000	5,000
Series 1 0.000%, 12/30/16 (h)	10,200,000	9,180
Moody’s Corp.
3.250%, 1/15/28	53,000	50,157
2.000%, 8/19/31	100,000	81,779
3.750%, 2/25/52	30,000	24,671
3.100%, 11/29/61	111,000	76,993
Morgan Stanley
(SOFR + 0.62%), 0.731%, 4/5/24 (k)	114,000	111,053
(ICE LIBOR USD 3 Month + 0.85%), 3.737%, 4/24/24 (k)	265,000	264,328
3.700%, 10/23/24	100,000	99,878
(SOFR + 1.16%), 3.620%, 4/17/25 (k)	435,000	429,845
(SOFR + 0.53%), 0.790%, 5/30/25 (k)	50,000	46,719
(SOFR + 1.15%), 2.720%, 7/22/25 (k)	15,000	14,490
4.000%, 7/23/25	80,000	79,983
3.875%, 1/27/26	65,000	64,148
(SOFR + 0.94%), 2.630%, 2/18/26 (k)	50,000	48,014
3.125%, 7/27/26	125,000	119,344
(SOFR + 0.72%), 0.985%, 12/10/26 (k)	150,000	133,155
3.625%, 1/20/27	225,000	218,137
(SOFR + 0.88%), 1.593%, 5/4/27 (k)	372,000	332,181
(SOFR + 0.86%), 1.512%, 7/20/27 (k)	159,000	139,815
(SOFR + 1.61%), 4.210%, 4/20/28 (k)	125,000	122,406
3.591%, 7/22/28	328,000	310,806
(ICE LIBOR USD 3 Month + 1.14%), 3.772%, 1/24/29 (k)	228,000	216,778
(ICE LIBOR USD 3 Month + 1.63%), 4.431%, 1/23/30 (k)	639,000	622,296
(SOFR + 1.14%), 2.699%, 1/22/31 (k)	951,000	823,291
(SOFR + 1.03%), 1.794%, 2/13/32 (k)	326,000	257,510
(SOFR + 1.02%), 1.928%, 4/28/32 (k)	28,000	22,181
(SOFR + 1.18%), 2.239%, 7/21/32 (k)	249,000	201,803
(SOFR + 1.20%), 2.511%, 10/20/32 (k)	126,000	104,425
(SOFR + 1.29%), 2.943%, 1/21/33 (k)	185,000	158,038
(SOFR + 1.36%), 2.484%, 9/16/36 (k)	150,000	115,054
Series F 3.875%, 4/29/24	75,000	75,169
Morgan Stanley Domestic Holdings, Inc.
3.800%, 8/24/27	111,000	106,866
4.500%, 6/20/28	25,000	24,984
Nasdaq, Inc. 3.850%, 6/30/26	100,000	99,173
Nomura Holdings, Inc. 2.648%, 1/16/25	800,000	761,361
Northern Trust Corp.
4.000%, 5/10/27	35,000	35,213
3.150%, 5/3/29	25,000	23,489
Owl Rock Capital Corp.
3.400%, 7/15/26	50,000	44,336
2.875%, 6/11/28	725,000	570,248
Prospect Capital Corp. 3.437%, 10/15/28	25,000	19,173
S&P Global, Inc.
4.750%, 8/1/28§	330,000	336,531
1.250%, 8/15/30	25,000	19,748
3.900%, 3/1/62§	3,000	2,551
State Street Corp.
Series H
(ICE LIBOR USD 3 Month + 2.54%), 5.625%, 12/15/23 (k)(x)(y)	335,000	303,594
Stifel Financial Corp. 4.000%, 5/15/30	700,000	652,673
UBS AG 7.625%, 8/17/22	400,000	400,500

		22,478,034

Consumer Finance (0.9%)
AerCap Ireland Capital DAC
4.125%, 7/3/23	150,000	149,006
1.650%, 10/29/24	150,000	139,054
6.500%, 7/15/25	250,000	256,188
2.450%, 10/29/26	150,000	130,646
Ally Financial, Inc.
5.800%, 5/1/25 (x)	200,000	204,889
2.200%, 11/2/28	700,000	572,712
American Express Co.
3.700%, 8/3/23	150,000	150,579
3.000%, 10/30/24	25,000	24,526
2.550%, 3/4/27	64,000	59,591
3.300%, 5/3/27	265,000	254,558
American Honda Finance Corp.
0.650%, 9/8/23	40,000	38,790
3.550%, 1/12/24 (x)	25,000	25,119
0.750%, 8/9/24 (x)	65,000	61,163
2.150%, 9/10/24	100,000	96,810
2.000%, 3/24/28 (x)	10,000	8,891
Capital One Financial Corp.
3.900%, 1/29/24	155,000	154,799
3.300%, 10/30/24	100,000	97,788
4.200%, 10/29/25	250,000	247,639
(SOFR + 0.86%), 1.878%, 11/2/27 (k)	50,000	44,029
3.800%, 1/31/28	200,000	188,143
(SOFR + 1.79%), 3.273%, 3/1/30 (k)	200,000	176,698
(SOFR + 2.37%), 5.268%, 5/10/33 (k)	56,000	54,708
Caterpillar Financial Services Corp.
3.650%, 12/7/23 (x)	50,000	50,286

See Notes to Financial Statements.

1409

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
2.850%, 5/17/24		$25,000	$24,778
2.150%, 11/8/24 (x)		50,000	48,533
0.800%, 11/13/25 (x)		60,000	54,687
0.900%, 3/2/26		100,000	90,944
1.100%, 9/14/27		50,000	43,668
Discover Financial Services
3.950%, 11/6/24		75,000	74,034
4.500%, 1/30/26 (x)		44,000	43,256
4.100%, 2/9/27		40,000	38,344
Ford Motor Credit Co. LLC
(ICE LIBOR USD 3 Month + 1.08%), 2.366%, 8/3/22 (k)		600,000	598,500
5.125%, 6/16/25		700,000	672,665
General Motors Financial Co., Inc.
3.550%, 7/8/22		500,000	500,013
3.700%, 5/9/23		375,000	374,884
1.700%, 8/18/23		58,000	56,599
5.100%, 1/17/24		24,000	24,244
1.200%, 10/15/24		25,000	23,220
3.500%, 11/7/24		50,000	48,862
4.000%, 1/15/25		75,000	74,081
4.350%, 4/9/25		89,000	88,020
2.750%, 6/20/25		109,000	102,361
5.250%, 3/1/26		50,000	50,157
4.350%, 1/17/27		200,000	191,946
2.400%, 10/15/28		69,000	57,308
4.300%, 4/6/29		50,000	46,086
3.600%, 6/21/30		50,000	43,290
2.700%, 6/10/31		47,000	37,029
3.100%, 1/12/32		175,000	140,711
John Deere Capital Corp.
0.450%, 6/7/24		35,000	33,179
2.650%, 6/24/24 (x)		25,000	24,704
0.625%, 9/10/24		30,000	28,334
0.700%, 1/15/26		43,000	38,910
1.050%, 6/17/26		50,000	45,323
3.350%, 4/18/29		200,000	192,540
3.900%, 6/7/32		10,000	9,909
LeasePlan Corp. NV 2.875%, 10/24/24§		600,000	574,259
PACCAR Financial Corp. 0.350%, 8/11/23		25,000	24,195
Synchrony Financial
4.375%, 3/19/24		10,000	9,944
4.250%, 8/15/24		37,000	36,564
4.875%, 6/13/25		15,000	14,841
4.500%, 7/23/25		4,000	3,898
3.700%, 8/4/26 (x)		107,000	99,777
Toyota Motor Credit Corp.
0.500%, 8/14/23		40,000	38,824
0.800%, 10/16/25		50,000	45,833
1.125%, 6/18/26 (x)		35,000	31,615
3.200%, 1/11/27		100,000	97,829
1.900%, 4/6/28		100,000	88,958
2.150%, 2/13/30		89,000	77,055
3.375%, 4/1/30 (x)		200,000	188,612
1.650%, 1/10/31		71,000	57,486

			8,497,421

Diversified Financial Services (0.1%)
Berkshire Hathaway, Inc. 3.125%, 3/15/26		35,000	34,353
Block Financial LLC 2.500%, 7/15/28		10,000	8,697
Corsair International Ltd.
(EURIBOR 6 Month + 5.20%, 5.20% Floor), 0.000%, 1/28/29 (k)§	EUR	600,000	584,127
National Rural Utilities Cooperative Finance Corp.
2.850%, 1/27/25		$100,000	97,849
1.000%, 6/15/26 (x)		50,000	44,827
ORIX Corp. 2.250%, 3/9/31 (x)		20,000	16,923
Shell International Finance BV
2.875%, 5/10/26		50,000	48,424
2.500%, 9/12/26		50,000	47,546
2.375%, 11/7/29		50,000	44,193
2.750%, 4/6/30		200,000	181,195
Voya Financial, Inc. 3.650%, 6/15/26		50,000	48,444

			1,156,578

Insurance (0.5%)
Aflac, Inc. 3.625%, 11/15/24		125,000	124,995
American International Group, Inc.
2.500%, 6/30/25		50,000	47,681
4.750%, 4/1/48		86,000	81,458
4.375%, 6/30/50		44,000	39,147
Aon Corp.
4.500%, 12/15/28		94,000	93,313
3.750%, 5/2/29		215,000	203,351
2.800%, 5/15/30		128,000	111,571
2.050%, 8/23/31 (x)		100,000	80,619
Assurant, Inc. 2.650%, 1/15/32		50,000	39,508
Berkshire Hathaway Finance Corp.
2.300%, 3/15/27 (x)		50,000	47,176
1.450%, 10/15/30		40,000	32,687
3.850%, 3/15/52		35,000	30,207
Brighthouse Financial, Inc. 3.700%, 6/22/27 (x)		50,000	46,959
Brown & Brown, Inc. 4.200%, 3/17/32		35,000	31,928
Chubb INA Holdings, Inc. 3.350%, 5/3/26		75,000	73,397
CNA Financial Corp. 2.050%, 8/15/30		20,000	16,379
Fairfax Financial Holdings Ltd. 4.625%, 4/29/30		25,000	23,941
GA Global Funding Trust 1.250%, 12/8/23§		700,000	674,663
Globe Life, Inc. 2.150%, 8/15/30		50,000	40,737
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26		50,000	49,693
Hartford Financial Services Group, Inc. (The)
2.800%, 8/19/29		29,000	25,785
5.950%, 10/15/36		21,000	22,807
Kemper Corp. 2.400%, 9/30/30		25,000	20,059

See Notes to Financial Statements.

1410

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Lincoln National Corp. 4.000%, 9/1/23		$15,000	$15,061
3.400%, 3/1/32		50,000	43,726
Loews Corp. 3.750%, 4/1/26		50,000	49,637
Markel Corp. 3.500%, 11/1/27		25,000	23,992
Marsh & McLennan Cos., Inc. 3.875%, 3/15/24		50,000	50,126
4.375%, 3/15/29		10,000	9,903
2.250%, 11/15/30		146,000	123,661
MetLife, Inc. 4.550%, 3/23/30		200,000	202,244
Principal Financial Group, Inc. 3.700%, 5/15/29		10,000	9,401
Prudential Financial, Inc.
(ICE LIBOR USD 3 Month + 2.38%), 4.500%, 9/15/47 (k)(x)		70,000	65,184
Reinsurance Group of America, Inc.
3.900%, 5/15/29		10,000	9,386
3.150%, 6/15/30		20,000	17,829
RenaissanceRe Holdings Ltd. 3.600%, 4/15/29		50,000	46,803
RGA Global Funding 2.000%, 11/30/26§		700,000	637,824
Sitka Holdings LLC
(ICE LIBOR USD 3 Month + 4.50%, 5.25% Floor), 6.750%, 7/6/26 (k)§		800,000	772,000
Trinity Acquisition plc 4.400%, 3/15/26		50,000	49,366
Willis North America, Inc. 3.600%, 5/15/24		22,000	21,789

			4,105,993

Thrifts & Mortgage Finance (0.3%)
BPCE SA 4.000%, 9/12/23§		600,000	599,376
Jyske Realkredit A/S
Series CCE 1.500%, 10/1/53	DKK	199,344	21,924
Nationwide Building Society
(ICE LIBOR USD 3 Month + 1.06%), 3.766%, 3/8/24 (k)§		$600,000	598,399
Realkredit Danmark A/S
Series 23S 1.500%, 10/1/53 (m)	DKK	1,582,708	182,250
Ripon 1RA 1.595%, 8/28/56§	GBP	1,000,000	1,150,634

			2,552,583

Total Financials			86,850,969

Health Care (1.7%)
Biotechnology (0.4%)
AbbVie, Inc.
2.600%, 11/21/24		$641,000	621,385
3.800%, 3/15/25		527,000	523,804
3.600%, 5/14/25		175,000	172,736
3.200%, 11/21/29		270,000	248,384
4.550%, 3/15/35		23,000	22,262
4.500%, 5/14/35		34,000	32,687
4.300%, 5/14/36 (x)		142,000	133,659
4.050%, 11/21/39		24,000	21,498
4.450%, 5/14/46		143,000	130,782
4.250%, 11/21/49		25,000	22,135
Amgen, Inc. 3.625%, 5/22/24		50,000	49,923
2.450%, 2/21/30		228,000	198,530
4.400%, 5/1/45		175,000	159,107
4.200%, 2/22/52		29,000	25,469
Baxalta, Inc. 4.000%, 6/23/25		38,000	37,718
Biogen, Inc. 2.250%, 5/1/30		457,000	374,815
3.150%, 5/1/50		80,000	55,195
Gilead Sciences, Inc. 0.750%, 9/29/23		33,000	31,934
3.650%, 3/1/26		125,000	123,065
1.650%, 10/1/30 (x)		220,000	180,519
4.750%, 3/1/46		145,000	139,781
4.150%, 3/1/47		106,000	93,842
Regeneron Pharmaceuticals, Inc. 1.750%, 9/15/30		900,000	726,933

			4,126,163

Health Care Equipment & Supplies (0.1%)
Abbott Laboratories
3.400%, 11/30/23		35,000	35,124
2.950%, 3/15/25		100,000	98,589
3.750%, 11/30/26		28,000	28,186
Baxter International, Inc.
1.915%, 2/1/27		167,000	149,715
2.539%, 2/1/32		58,000	48,983
Becton Dickinson and Co.
3.700%, 6/6/27		33,000	32,041
2.823%, 5/20/30 (x)		35,000	30,857
Boston Scientific Corp.
3.450%, 3/1/24 (x)		11,000	10,990
2.650%, 6/1/30		104,000	90,615
Medtronic Global Holdings SCA 1.375%, 10/15/40	EUR	100,000	73,595
Stryker Corp.
3.500%, 3/15/26		$50,000	49,052
1.950%, 6/15/30		200,000	166,462

			814,209

Health Care Providers & Services (0.7%)
Aetna, Inc.
6.625%, 6/15/36		31,000	35,104
4.500%, 5/15/42		11,000	9,963
AmerisourceBergen Corp. 3.450%, 12/15/27 (x)		50,000	48,139
Cardinal Health, Inc.
3.500%, 11/15/24		50,000	49,490
3.410%, 6/15/27		75,000	72,186
Centene Corp.
2.450%, 7/15/28		69,000	57,615
3.000%, 10/15/30		198,000	164,093
Cigna Corp.
3.750%, 7/15/23 (x)		19,000	19,029
3.400%, 3/1/27		229,000	219,967
4.375%, 10/15/28		1,040,000	1,029,323
3.400%, 3/15/51		40,000	30,806
CVS Health Corp.
3.375%, 8/12/24		75,000	74,607
3.875%, 7/20/25		80,000	79,587
1.300%, 8/21/27		65,000	56,160

See Notes to Financial Statements.

1411

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
4.300%, 3/25/28		$55,000	$54,269
3.250%, 8/15/29		200,000	183,067
3.750%, 4/1/30		355,000	331,207
2.125%, 9/15/31		400,000	323,782
5.125%, 7/20/45		209,000	202,295
5.050%, 3/25/48		22,000	21,165
Elevance Health, Inc.
3.650%, 12/1/27 (x)		200,000	194,516
3.600%, 3/15/51		71,000	58,849
HCA, Inc.
5.000%, 3/15/24		316,000	316,486
5.250%, 4/15/25		1,060,000	1,059,142
5.250%, 6/15/26		25,000	24,843
4.500%, 2/15/27		20,000	19,250
4.125%, 6/15/29		20,000	18,200
3.500%, 9/1/30		85,000	72,453
2.375%, 7/15/31		100,000	78,030
3.625%, 3/15/32§		344,000	292,676
5.250%, 6/15/49		55,000	48,091
4.625%, 3/15/52§		127,000	101,521
Humana, Inc.
3.850%, 10/1/24 (x)		50,000	49,854
1.350%, 2/3/27		25,000	21,886
3.700%, 3/23/29		20,000	18,934
4.875%, 4/1/30		118,000	119,672
Laboratory Corp. of America Holdings
3.600%, 2/1/25		200,000	197,028
McKesson Corp. 1.300%, 8/15/26		40,000	35,686
Quest Diagnostics, Inc. 3.450%, 6/1/26		30,000	29,237
UnitedHealth Group, Inc.
2.375%, 8/15/24		70,000	68,598
3.750%, 7/15/25		75,000	75,281
1.150%, 5/15/26 (x)		100,000	90,839
3.450%, 1/15/27		50,000	49,326
2.950%, 10/15/27		100,000	95,893
4.625%, 11/15/41		113,000	112,622
4.750%, 7/15/45		96,000	96,454
3.700%, 8/15/49		37,000	31,555
3.250%, 5/15/51		21,000	16,570

			6,455,346

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
3.050%, 9/22/26		79,000	75,454
2.750%, 9/15/29		169,000	147,710
2.100%, 6/4/30		36,000	29,386
PerkinElmer, Inc.
3.300%, 9/15/29		15,000	13,314
2.250%, 9/15/31		35,000	28,015
Thermo Fisher Scientific, Inc.
0.797%, 10/18/23		80,000	77,603
1.215%, 10/18/24		75,000	71,126
1.750%, 10/15/28		35,000	30,618

			473,226

Pharmaceuticals (0.4%)
AstraZeneca plc
3.125%, 6/12/27		75,000	72,144
1.375%, 8/6/30 (x)		200,000	163,884
Bayer US Finance II LLC
4.250%, 12/15/25§		600,000	592,842
Bristol-Myers Squibb Co.
2.900%, 7/26/24		99,000	98,032
3.200%, 6/15/26 (x)		25,000	24,644
3.900%, 2/20/28		50,000	50,188
3.400%, 7/26/29		62,000	59,946
Eli Lilly and Co. 3.375%, 3/15/29		13,000	12,658
GlaxoSmithKline Capital plc 3.000%, 6/1/24		70,000	69,488
Johnson & Johnson 0.550%, 9/1/25		100,000	92,168
2.450%, 3/1/26		125,000	121,431
Merck & Co., Inc. 2.900%, 3/7/24		100,000	99,472
2.750%, 2/10/25		50,000	49,384
3.400%, 3/7/29		100,000	96,901
Novartis Capital Corp. 3.400%, 5/6/24		50,000	50,232
Pfizer, Inc. 3.400%, 5/15/24		50,000	50,191
2.750%, 6/3/26		50,000	48,748
3.600%, 9/15/28		25,000	24,845
3.450%, 3/15/29		12,000	11,683
1.700%, 5/28/30		250,000	213,045
Royalty Pharma plc 1.200%, 9/2/25		70,000	62,641
Sanofi 3.625%, 6/19/28		25,000	24,749
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26		50,000	48,083
Takeda Pharmaceutical Co. Ltd.
4.400%, 11/26/23		50,000	50,420
5.000%, 11/26/28		200,000	204,111
2.050%, 3/31/30		400,000	334,747
2.000%, 7/9/40	EUR	125,000	99,057
Teva Pharmaceutical Finance Netherlands III BV
6.000%, 4/15/24 (x)		$600,000	585,000
Utah Acquisition Sub, Inc. 3.950%, 6/15/26		50,000	47,141
Viatris, Inc.
2.700%, 6/22/30		200,000	160,049
Zoetis, Inc.
3.000%, 9/12/27		50,000	47,291
2.000%, 5/15/30		50,000	42,062

			3,707,277

Total Health Care			15,576,221

Industrials (2.0%)
Aerospace & Defense (0.9%)
BAE Systems plc 3.400%, 4/15/30§		264,000	242,602
Boeing Co. (The)
1.950%, 2/1/24 (x)		600,000	580,410
1.433%, 2/4/24		700,000	669,487
4.875%, 5/1/25		155,000	154,262
2.750%, 2/1/26		800,000	745,606
2.196%, 2/4/26		400,000	361,609
2.700%, 2/1/27		75,000	67,124

See Notes to Financial Statements.

1412

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
5.040%, 5/1/27	$100,000	$98,539
3.450%, 11/1/28	25,000	22,281
5.150%, 5/1/30	100,000	95,950
General Dynamics Corp.
1.150%, 6/1/26	17,000	15,407
3.625%, 4/1/30	426,000	413,577
Huntington Ingalls Industries, Inc.
3.844%, 5/1/25	100,000	97,633
3.483%, 12/1/27	25,000	23,423
2.043%, 8/16/28	747,000	637,857
4.200%, 5/1/30	142,000	134,078
L3Harris Technologies, Inc.
4.400%, 6/15/28	520,000	511,228
1.800%, 1/15/31	468,000	374,260
Leidos, Inc.
4.375%, 5/15/30	616,000	574,003
Lockheed Martin Corp.
3.550%, 1/15/26	26,000	26,058
4.070%, 12/15/42	139,000	130,072
2.800%, 6/15/50 (x)	61,000	45,704
4.090%, 9/15/52	29,000	27,315
Northrop Grumman Corp.
3.250%, 8/1/23	75,000	74,956
2.930%, 1/15/25	100,000	97,917
3.250%, 1/15/28	338,000	321,529
4.030%, 10/15/47	169,000	150,046
5.250%, 5/1/50	28,000	29,900
Raytheon Technologies Corp.
3.200%, 3/15/24	75,000	74,551
3.150%, 12/15/24	50,000	48,425
3.125%, 5/4/27	100,000	95,543
7.200%, 8/15/27	27,000	30,954
7.000%, 11/1/28	143,000	162,033
4.125%, 11/16/28	311,000	306,328
2.250%, 7/1/30	38,000	32,798
2.375%, 3/15/32	100,000	84,580
4.500%, 6/1/42	33,000	31,149
4.200%, 12/15/44	32,000	28,427
2.820%, 9/1/51	150,000	107,920
3.030%, 3/15/52	111,000	83,648
Spirit AeroSystems, Inc. 4.600%, 6/15/28	500,000	368,750
Textron, Inc. 4.000%, 3/15/26	25,000	24,786
3.900%, 9/17/29	164,000	153,932

		8,356,657

Air Freight & Logistics (0.0%)†
FedEx Corp.
4.200%, 10/17/28	100,000	100,518
3.900%, 2/1/35	51,000	45,712
United Parcel Service, Inc.
2.400%, 11/15/26	50,000	47,472
4.875%, 11/15/40	31,000	31,777

		225,479

Airlines (0.0%)†
Southwest Airlines Co.
5.250%, 5/4/25	75,000	76,122
5.125%, 6/15/27	50,000	50,467

		126,589

Building Products (0.1%)
Carlisle Cos., Inc.
0.550%, 9/1/23	10,000	9,674
Carrier Global Corp.
2.242%, 2/15/25	50,000	47,521
2.722%, 2/15/30	250,000	215,328
Fortune Brands Home & Security, Inc.
3.250%, 9/15/29	50,000	43,354
Johnson Controls International plc
2.000%, 9/16/31	30,000	23,964
5.125%, 9/14/45	3,000	2,995
Masco Corp.
1.500%, 2/15/28	700,000	588,397
2.000%, 10/1/30	25,000	19,806
Owens Corning
3.950%, 8/15/29	100,000	92,970
3.875%, 6/1/30	20,000	18,346

		1,062,355

Commercial Services & Supplies (0.1%)
Cintas Corp. No. 2
3.700%, 4/1/27	100,000	98,782
RELX Capital, Inc.
4.000%, 3/18/29	158,000	153,090
3.000%, 5/22/30	262,000	235,478
4.750%, 5/20/32	40,000	40,612
Republic Services, Inc.
2.500%, 8/15/24	100,000	97,144
3.375%, 11/15/27	53,000	50,668
2.300%, 3/1/30	52,000	44,857
2.375%, 3/15/33	33,000	27,167
Waste Management, Inc.
3.150%, 11/15/27	50,000	48,055
1.150%, 3/15/28	130,000	110,745
4.150%, 4/15/32	50,000	48,950
2.950%, 6/1/41	42,000	32,966

		988,514

Construction & Engineering (0.0%)†
Quanta Services, Inc. 0.950%, 10/1/24	10,000	9,261

Electrical Equipment (0.0%)†
Emerson Electric Co. 1.800%, 10/15/27	25,000	22,459
Rockwell Automation, Inc. 2.875%, 3/1/25 (x)	75,000	73,413

		95,872

Industrial Conglomerates (0.1%)
3M Co. 3.250%, 2/14/24	25,000	25,009
2.875%, 10/15/27 (x)	75,000	72,048
GE Capital Funding LLC 4.550%, 5/15/32	375,000	362,359
Honeywell International, Inc.
2.300%, 8/15/24	100,000	97,985
1.350%, 6/1/25	15,000	14,149

		571,550

Machinery (0.2%)
Caterpillar, Inc. 3.400%, 5/15/24	35,000	35,112

See Notes to Financial Statements.

1413

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
CNH Industrial Capital LLC
1.950%, 7/2/23	$30,000	$29,317
4.200%, 1/15/24	267,000	267,643
1.875%, 1/15/26	25,000	22,662
Cummins, Inc. 0.750%, 9/1/25	10,000	9,124
Daimler Trucks Finance North America LLC
2.000%, 12/14/26§	700,000	629,930
Dover Corp. 3.150%, 11/15/25	50,000	49,109
Illinois Tool Works, Inc. 2.650%, 11/15/26	50,000	47,801
Otis Worldwide Corp. 2.565%, 2/15/30	102,000	88,245
Parker-Hannifin Corp. 3.250%, 3/1/27	100,000	95,601
3.250%, 6/14/29	104,000	95,432
Westinghouse Air Brake Technologies Corp.
3.200%, 6/15/25	600,000	572,400

		1,942,376

Professional Services (0.0%)†
Thomson Reuters Corp. 3.350%, 5/15/26	30,000	29,170
Verisk Analytics, Inc. 4.125%, 3/15/29 (x)	25,000	24,147

		53,317

Road & Rail (0.3%)
Burlington Northern Santa Fe LLC
3.400%, 9/1/24	50,000	50,041
4.450%, 3/15/43	102,000	97,524
3.300%, 9/15/51	125,000	100,166
2.875%, 6/15/52	68,000	50,656
4.450%, 1/15/53	35,000	34,047
Canadian Pacific Railway Co.
2.050%, 3/5/30	20,000	16,886
CSX Corp.
2.400%, 2/15/30 (x)	52,000	45,810
4.300%, 3/1/48	80,000	73,897
4.650%, 3/1/68	22,000	19,927
Norfolk Southern Corp.
2.900%, 6/15/26	177,000	169,461
3.800%, 8/1/28	25,000	24,505
2.300%, 5/15/31	25,000	21,428
3.000%, 3/15/32	172,000	154,483
3.050%, 5/15/50	99,000	72,279
4.050%, 8/15/52	44,000	38,638
4.550%, 6/1/53	40,000	38,011
Penske Truck Leasing Co. LP 4.875%, 7/11/22§	450,000	450,233
Ryder System, Inc.
2.500%, 9/1/22	20,000	19,954
3.650%, 3/18/24	25,000	24,781
2.500%, 9/1/24	116,000	111,546
4.625%, 6/1/25	423,000	424,594
Union Pacific Corp.
3.250%, 8/15/25	100,000	98,433
2.750%, 3/1/26	152,000	146,164
2.375%, 5/20/31	10,000	8,678
3.200%, 5/20/41	43,000	35,192
2.950%, 3/10/52	13,000	9,646
3.950%, 8/15/59	22,000	18,905
3.839%, 3/20/60	146,000	122,737
3.750%, 2/5/70	24,000	19,220

		2,497,842

Trading Companies & Distributors (0.2%)
Air Lease Corp.
3.000%, 9/15/23	50,000	49,184
0.700%, 2/15/24	50,000	47,126
3.750%, 6/1/26	100,000	94,451
3.000%, 2/1/30	50,000	41,593
Aircastle Ltd. 4.125%, 5/1/24	10,000	9,748
Aviation Capital Group LLC 3.500%, 11/1/27§	700,000	613,871
GATX Corp. 3.250%, 9/15/26	50,000	47,611
Mitsubishi Corp. 2.625%, 7/14/22 (m)	500,000	499,980
United Rentals North America, Inc. 3.875%, 11/15/27	120,000	111,030

		1,514,594

Transportation Infrastructure (0.1%)
Transurban Finance Co. Pty. Ltd. 2.450%, 3/16/31§	800,000	657,907

Total Industrials		18,102,313

Information Technology (2.3%)
Communications Equipment (0.1%)
Cisco Systems, Inc. 2.500%, 9/20/26	50,000	48,072
Juniper Networks, Inc.
3.750%, 8/15/29	55,000	50,609
2.000%, 12/10/30	11,000	8,660
Motorola Solutions, Inc.
4.600%, 2/23/28	50,000	48,949
4.600%, 5/23/29	377,000	361,364
2.750%, 5/24/31	236,000	191,259
5.600%, 6/1/32	223,000	224,715
5.500%, 9/1/44	96,000	89,861

		1,023,489

Electronic Equipment, Instruments & Components (0.1%)
Allegion US Holding Co., Inc. 3.550%, 10/1/27	50,000	46,841
Amphenol Corp. 2.200%, 9/15/31	60,000	49,092
Arrow Electronics, Inc. 3.250%, 9/8/24	50,000	48,964
CDW LLC 2.670%, 12/1/26	70,000	62,194
Corning, Inc.
4.375%, 11/15/57	27,000	22,612
5.850%, 11/15/68	30,000	30,623
Jabil, Inc. 3.950%, 1/12/28	100,000	95,397
Keysight Technologies, Inc. 4.600%, 4/6/27	75,000	75,272

See Notes to Financial Statements.

1414

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Tyco Electronics Group SA 3.450%, 8/1/24		$20,000	$19,914

			450,909

IT Services (0.4%)
Automatic Data Processing, Inc. 1.700%, 5/15/28		20,000	17,958
Broadridge Financial Solutions, Inc. 2.600%, 5/1/31		100,000	83,285
CGI, Inc. 1.450%, 9/14/26		700,000	618,738
DXC Technology Co. 1.800%, 9/15/26		50,000	44,287
Fidelity National Information Services, Inc.
0.600%, 3/1/24		15,000	14,219
1.000%, 12/3/28	EUR	250,000	226,840
2.250%, 3/1/31		$50,000	40,767
Fiserv, Inc.
3.800%, 10/1/23		25,000	25,106
2.750%, 7/1/24		100,000	97,568
3.500%, 7/1/29		417,000	381,109
2.650%, 6/1/30		24,000	20,289
Global Payments, Inc.
4.800%, 4/1/26		236,000	236,086
2.150%, 1/15/27		113,000	100,296
3.200%, 8/15/29		606,000	529,027
2.900%, 5/15/30		119,000	101,227
International Business Machines Corp.
3.000%, 5/15/24		100,000	99,048
3.450%, 2/19/26		100,000	98,617
3.500%, 5/15/29		464,000	439,528
5.875%, 11/29/32		60,000	66,411
4.250%, 5/15/49		200,000	177,686
Mastercard, Inc.
2.000%, 3/3/25		50,000	48,182
2.950%, 11/21/26		50,000	48,763
2.000%, 11/18/31		100,000	84,968
PayPal Holdings, Inc.
2.400%, 10/1/24		27,000	26,379
2.650%, 10/1/26		100,000	94,771
3.900%, 6/1/27 (x)		20,000	19,911
Visa, Inc.
3.150%, 12/14/25		100,000	98,670
0.750%, 8/15/27		45,000	39,019
2.050%, 4/15/30		65,000	57,059
4.150%, 12/14/35		88,000	87,194

			4,023,008

Semiconductors & Semiconductor Equipment (0.8%)
Analog Devices, Inc.
2.950%, 4/1/25		200,000	196,122
Applied Materials, Inc.
1.750%, 6/1/30		30,000	25,331
4.350%, 4/1/47		55,000	54,007
Broadcom Corp.
3.875%, 1/15/27		275,000	265,042
Broadcom, Inc.
3.150%, 11/15/25 (x)		40,000	38,570
3.459%, 9/15/26		26,000	24,909
4.110%, 9/15/28		106,000	100,378
4.750%, 4/15/29		100,000	97,208
4.150%, 11/15/30		141,000	128,771
2.450%, 2/15/31§		387,000	311,122
4.150%, 4/15/32§		85,000	76,752
4.300%, 11/15/32		61,000	55,473
3.419%, 4/15/33§		26,000	21,506
3.469%, 4/15/34§		795,000	650,162
3.187%, 11/15/36§		500,000	380,475
4.926%, 5/15/37§		965,000	865,634
Intel Corp.
3.700%, 7/29/25		100,000	100,347
2.450%, 11/15/29		20,000	17,883
4.100%, 5/19/46		70,000	63,999
3.250%, 11/15/49		124,000	97,421
3.200%, 8/12/61 (x)		62,000	45,245
KLA Corp.
4.650%, 11/1/24		50,000	50,417
4.100%, 3/15/29		288,000	284,609
5.000%, 3/15/49		27,000	27,631
3.300%, 3/1/50		231,000	182,706
5.250%, 7/15/62		115,000	118,736
Lam Research Corp.
3.750%, 3/15/26		208,000	207,551
4.000%, 3/15/29		30,000	29,493
4.875%, 3/15/49		75,000	76,721
2.875%, 6/15/50		57,000	42,050
Maxim Integrated Products, Inc. 3.450%, 6/15/27		25,000	23,899
Micron Technology, Inc.
4.975%, 2/6/26		500,000	504,626
4.185%, 2/15/27		25,000	24,408
NVIDIA Corp.
0.584%, 6/14/24		40,000	38,003
3.200%, 9/16/26		40,000	39,639
2.850%, 4/1/30		75,000	68,815
2.000%, 6/15/31		50,000	42,503
NXP BV
3.875%, 6/18/26		835,000	806,036
4.400%, 6/1/27		40,000	39,395
4.300%, 6/18/29		320,000	305,200
3.400%, 5/1/30		25,000	22,294
2.500%, 5/11/31		546,000	448,505
3.250%, 11/30/51 (x)		45,000	31,364
QUALCOMM, Inc.
3.250%, 5/20/27		75,000	73,408
2.150%, 5/20/30		100,000	87,905
4.300%, 5/20/47		88,000	85,109
Texas Instruments, Inc.
1.375%, 3/12/25		15,000	14,219
2.250%, 9/4/29		30,000	27,086
TSMC Arizona Corp.
4.250%, 4/22/32		200,000	196,918
Xilinx, Inc. 2.950%, 6/1/24		50,000	49,665

			7,565,268

Software (0.5%)
Adobe, Inc. 1.900%, 2/1/25		30,000	28,852
Autodesk, Inc.
3.500%, 6/15/27		161,000	154,330
2.400%, 12/15/31		179,000	146,657
Citrix Systems, Inc.
1.250%, 3/1/26		25,000	22,515
3.300%, 3/1/30		814,000	793,650

See Notes to Financial Statements.

1415

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Microsoft Corp.
2.700%, 2/12/25 (x)	$75,000	$74,331
2.400%, 8/8/26	100,000	96,379
3.300%, 2/6/27	100,000	99,581
2.921%, 3/17/52	252,000	199,676
Oracle Corp.
3.400%, 7/8/24 (x)	75,000	74,159
2.950%, 11/15/24	75,000	72,952
2.500%, 4/1/25	200,000	190,159
2.950%, 5/15/25	100,000	95,683
1.650%, 3/25/26	25,000	22,410
2.650%, 7/15/26	45,000	41,522
2.300%, 3/25/28	70,000	60,240
2.875%, 3/25/31	250,000	206,102
3.900%, 5/15/35	25,000	20,670
3.850%, 7/15/36	32,000	25,953
6.125%, 7/8/39	26,000	26,161
3.600%, 4/1/40	364,000	272,824
3.650%, 3/25/41	460,000	343,801
4.500%, 7/8/44	66,000	53,742
4.000%, 7/15/46	382,000	284,874
3.600%, 4/1/50	80,000	55,860
3.950%, 3/25/51	8,000	5,901
4.100%, 3/25/61	25,000	17,940
Roper Technologies, Inc.
3.800%, 12/15/26	30,000	29,344
2.950%, 9/15/29	51,000	45,166
2.000%, 6/30/30	42,000	34,178
1.750%, 2/15/31	200,000	157,657
Salesforce, Inc.
0.625%, 7/15/24 (x)	30,000	28,396
1.500%, 7/15/28	35,000	30,609
1.950%, 7/15/31	40,000	34,079
3.050%, 7/15/61	106,000	78,464
ServiceNow, Inc.
1.400%, 9/1/30	324,000	254,109
VMware, Inc.
1.400%, 8/15/26	20,000	17,709
4.650%, 5/15/27 (x)	500,000	497,599
3.900%, 8/21/27	100,000	95,843
1.800%, 8/15/28 (x)	89,000	73,881
2.200%, 8/15/31	100,000	78,934
Workday, Inc. 3.800%, 4/1/32	40,000	36,517

		4,979,409

Technology Hardware, Storage & Peripherals (0.4%)
Apple, Inc.
2.850%, 5/11/24	200,000	199,135
1.125%, 5/11/25	100,000	93,948
0.700%, 2/8/26	100,000	90,989
3.250%, 2/23/26	110,000	109,453
3.350%, 2/9/27 (x)	50,000	49,742
2.900%, 9/12/27 (x)	150,000	144,670
1.650%, 5/11/30	90,000	76,393
1.650%, 2/8/31	100,000	84,174
2.375%, 2/8/41	91,000	69,457
2.550%, 8/20/60	69,000	47,595
2.800%, 2/8/61	157,000	113,742
Dell International LLC
5.850%, 7/15/25	525,000	541,548
6.020%, 6/15/26	362,000	376,085
4.900%, 10/1/26	266,000	266,212
5.300%, 10/1/29	200,000	197,199
3.450%, 12/15/51§	37,000	25,142
Hewlett Packard Enterprise Co.
4.900%, 10/15/25 (e)	50,000	50,850
HP, Inc.
2.200%, 6/17/25	100,000	94,833
1.450%, 6/17/26	50,000	44,300
2.650%, 6/17/31	34,000	27,302
6.000%, 9/15/41	32,000	32,339
Seagate HDD Cayman
4.091%, 6/1/29	51,000	43,605
4.125%, 1/15/31	600,000	490,500
Western Digital Corp. 2.850%, 2/1/29	127,000	103,474

		3,372,687

Total Information Technology		21,414,770

Materials (0.6%)
Chemicals (0.2%)
Dow Chemical Co. (The) 3.625%, 5/15/26	20,000	20,149
DuPont de Nemours, Inc.
4.205%, 11/15/23	100,000	100,641
4.493%, 11/15/25	204,000	205,721
Ecolab, Inc.
1.650%, 2/1/27	100,000	91,413
1.300%, 1/30/31	29,000	23,233
2.750%, 8/18/55	116,000	81,513
LYB International Finance BV 4.000%, 7/15/23	20,000	19,984
LYB International Finance III LLC 4.200%, 5/1/50	98,000	80,540
PPG Industries, Inc. 2.800%, 8/15/29	100,000	90,822
RPM International, Inc.
4.550%, 3/1/29	25,000	24,173
4.250%, 1/15/48	6,000	5,071
Sherwin-Williams Co. (The)
3.450%, 6/1/27 (x)	75,000	71,846
2.300%, 5/15/30	81,000	68,670
Syngenta Finance NV
4.441%, 4/24/23§	400,000	401,057
Westlake Corp.
3.375%, 6/15/30	30,000	27,614
3.375%, 8/15/61	61,000	41,108
Yara International ASA
4.750%, 6/1/28§	600,000	570,126

		1,923,681

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.
2.400%, 7/15/31	25,000	20,379
Series CB 2.500%, 3/15/30	35,000	29,744

		50,123

Containers & Packaging (0.1%)
Amcor Flexibles North America, Inc. 2.690%, 5/25/31	35,000	28,579

See Notes to Financial Statements.

1416

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Berry Global, Inc. 1.570%, 1/15/26	$700,000	$624,575
International Paper Co.
6.000%, 11/15/41	26,000	26,966
4.800%, 6/15/44	15,000	13,967
Packaging Corp. of America
3.400%, 12/15/27	35,000	33,696
3.050%, 10/1/51	28,000	19,652
WRKCo., Inc. 4.000%, 3/15/28	50,000	48,896

		796,331

Metals & Mining (0.2%)
Anglo American Capital plc 5.625%, 4/1/30§	216,000	218,471
AngloGold Ashanti Holdings plc 3.750%, 10/1/30	200,000	167,250
Freeport-McMoRan, Inc. 4.625%, 8/1/30	200,000	188,309
Glencore Funding LLC
1.625%, 4/27/26§	159,000	140,672
2.500%, 9/1/30§	147,000	119,340
2.850%, 4/27/31§	101,000	83,466
2.625%, 9/23/31§	274,000	221,053
3.375%, 9/23/51§	99,000	68,133
Newmont Corp. 2.250%, 10/1/30 (x)	116,000	96,540
Nucor Corp.
4.300%, 5/23/27	205,000	204,795
3.950%, 5/1/28	20,000	19,399
Reliance Steel & Aluminum Co. 2.150%, 8/15/30	600,000	486,795
Steel Dynamics, Inc.
2.800%, 12/15/24 (x)	50,000	48,542
2.400%, 6/15/25	15,000	14,236
Vale Overseas Ltd. 3.750%, 7/8/30	100,000	87,276

		2,164,277

Paper & Forest Products (0.1%)
Fibria Overseas Finance Ltd. 5.500%, 1/17/27	25,000	24,694
Georgia-Pacific LLC
7.750%, 11/15/29	20,000	24,002
8.875%, 5/15/31	36,000	47,427
Suzano Austria GmbH 5.000%, 1/15/30	200,000	180,950
3.750%, 1/15/31	100,000	80,770
3.125%, 1/15/32	45,000	33,806

		391,649

Total Materials		5,326,061

Real Estate (1.5%)
Equity Real Estate Investment Trusts (REITs) (1.5%)
Agree LP (REIT) 2.000%, 6/15/28	15,000	12,835
Alexandria Real Estate Equities, Inc. (REIT)
3.450%, 4/30/25	25,000	24,637
3.800%, 4/15/26	50,000	49,063
American Campus Communities Operating Partnership LP (REIT)
3.625%, 11/15/27	50,000	49,215
American Homes 4 Rent LP (REIT) 3.625%, 4/15/32	35,000	30,686
American Tower Corp. (REIT)
5.000%, 2/15/24 (x)	50,000	50,605
3.375%, 5/15/24	100,000	98,543
2.400%, 3/15/25	700,000	661,671
2.300%, 9/15/31	20,000	15,846
AvalonBay Communities, Inc. (REIT)
4.200%, 12/15/23	50,000	50,226
1.900%, 12/1/28	50,000	43,568
3.300%, 6/1/29	15,000	13,940
Boston Properties LP (REIT)
3.200%, 1/15/25	100,000	97,582
2.750%, 10/1/26	50,000	46,652
2.550%, 4/1/32	700,000	558,597
Brandywine Operating Partnership LP (REIT)
3.950%, 2/15/23	500,000	500,207
3.950%, 11/15/27 (x)	25,000	23,787
Brixmor Operating Partnership LP (REIT)
3.850%, 2/1/25	100,000	98,607
3.900%, 3/15/27	500,000	479,188
Camden Property Trust (REIT) 4.100%, 10/15/28	10,000	9,960
Corporate Office Properties LP (REIT) 2.250%, 3/15/26	600,000	543,773
Crown Castle International Corp. (REIT) 3.150%, 7/15/23	50,000	49,479
1.350%, 7/15/25	10,000	9,142
3.700%, 6/15/26	500,000	481,837
2.900%, 3/15/27 (x)	30,000	27,781
3.650%, 9/1/27	50,000	47,093
Duke Realty LP (REIT)
3.250%, 6/30/26	30,000	28,962
2.250%, 1/15/32	50,000	41,727
EPR Properties (REIT)
4.500%, 4/1/25	500,000	485,582
3.600%, 11/15/31	700,000	557,055
Equinix, Inc. (REIT)
1.000%, 9/15/25	100,000	89,637
1.800%, 7/15/27	20,000	17,175
3.200%, 11/18/29	25,000	22,110
2.500%, 5/15/31	700,000	571,602
Essex Portfolio LP (REIT)
3.875%, 5/1/24	25,000	24,890
4.000%, 3/1/29	25,000	23,964
2.550%, 6/15/31	700,000	586,450
Federal Realty OP LP (REIT) 3.950%, 1/15/24	50,000	49,937
GLP Capital LP (REIT)
5.375%, 11/1/23	10,000	9,950
3.350%, 9/1/24	100,000	96,250
5.250%, 6/1/25	410,000	401,644
5.375%, 4/15/26	15,000	14,679
5.750%, 6/1/28	10,000	9,735
Healthpeak Properties, Inc. (REIT) 2.125%, 12/1/28	65,000	56,121
Invitation Homes Operating Partnership LP (REIT)
2.300%, 11/15/28	15,000	12,668
Kilroy Realty LP (REIT)
3.450%, 12/15/24	25,000	24,390
4.375%, 10/1/25	1,000,000	988,564

See Notes to Financial Statements.

1417

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Kimco Realty Corp. (REIT)
1.900%, 3/1/28		$50,000	$43,339
3.200%, 4/1/32		700,000	615,022
Life Storage LP (REIT) 3.875%, 12/15/27		25,000	23,843
Mid-America Apartments LP (REIT) 3.950%, 3/15/29		50,000	47,942
National Retail Properties, Inc. (REIT)
2.500%, 4/15/30 (x)		700,000	597,642
Office Properties Income Trust (REIT)
4.500%, 2/1/25		100,000	96,061
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23		83,000	83,610
4.500%, 1/15/25		500,000	496,134
Piedmont Operating Partnership LP (REIT)
3.150%, 8/15/30		25,000	20,801
Public Storage (REIT)
0.875%, 2/15/26		25,000	22,356
3.094%, 9/15/27		600,000	569,780
3.385%, 5/1/29		15,000	13,991
Realty Income Corp. (REIT)
4.600%, 2/6/24		10,000	10,106
4.625%, 11/1/25		300,000	304,101
4.875%, 6/1/26		10,000	10,219
Regency Centers LP (REIT) 2.950%, 9/15/29		25,000	21,903
Sabra Health Care LP (REIT) 3.900%, 10/15/29		25,000	22,154
Service Properties Trust (REIT) 4.750%, 10/1/26		500,000	363,250
Simon Property Group LP (REIT) 3.300%, 1/15/26		75,000	72,564
1.375%, 1/15/27 (x)		100,000	87,507
3.375%, 6/15/27		75,000	71,262
Spirit Realty LP (REIT) 3.200%, 1/15/27		300,000	275,815
2.100%, 3/15/28		50,000	42,085
3.400%, 1/15/30		200,000	173,696
STORE Capital Corp. (REIT) 2.700%, 12/1/31		50,000	40,267
UDR, Inc. (REIT) 3.500%, 1/15/28		100,000	94,674
Unibail-Rodamco-Westfield SE (REIT)
1.000%, 3/14/25 (m)	EUR	500,000	490,178
Ventas Realty LP (REIT) 3.500%, 4/15/24		$25,000	24,728
Welltower, Inc. (REIT) 3.625%, 3/15/24		20,000	19,860
4.000%, 6/1/25 (x)		100,000	99,340
2.050%, 1/15/29		30,000	25,420
2.750%, 1/15/31		600,000	510,123
WP Carey, Inc. (REIT) 3.850%, 7/15/29		50,000	46,621

			13,624,006

Total Real Estate			13,624,006

Utilities (2.6%)
Electric Utilities (2.2%)
AEP Texas, Inc. 3.950%, 6/1/28		189,000	183,541
3.450%, 5/15/51		89,000	68,705
AEP Transmission Co. LLC 3.150%, 9/15/49		147,000	112,763
Series M 3.650%, 4/1/50		65,000	53,854
Series N 2.750%, 8/15/51		15,000	10,570
Alabama Power Co. 3.450%, 10/1/49		94,000	75,174
3.125%, 7/15/51		40,000	29,967
Series 20-A 1.450%, 9/15/30		50,000	40,665
American Electric Power Co., Inc. 3.200%, 11/13/27		25,000	23,568
2.300%, 3/1/30		25,000	21,176
American Transmission Systems, Inc. 2.650%, 1/15/32§		121,000	102,945
Appalachian Power Co.
Series AA 2.700%, 4/1/31		700,000	602,769
Atlantic City Electric Co. 4.000%, 10/15/28		76,000	74,868
Avangrid, Inc. 3.150%, 12/1/24		25,000	24,447
3.200%, 4/15/25		200,000	194,656
3.800%, 6/1/29		700,000	655,244
Baltimore Gas & Electric Co. 2.250%, 6/15/31		24,000	20,472
3.500%, 8/15/46		12,000	9,949
3.750%, 8/15/47		33,000	28,888
3.200%, 9/15/49		68,000	53,123
2.900%, 6/15/50		102,000	75,256
4.550%, 6/1/52		20,000	19,396
CenterPoint Energy Houston Electric LLC
3.950%, 3/1/48		30,000	27,201
Series AE 2.350%, 4/1/31		105,000	90,966
Series AF 3.350%, 4/1/51		60,000	49,770
Series AH 3.600%, 3/1/52		76,000	65,629
Commonwealth Edison Co.
Series 127 3.200%, 11/15/49		8,000	6,307
Series 130 3.125%, 3/15/51		94,000	72,766
Series 133 3.850%, 3/15/52		77,000	67,181
DTE Electric Co. 3.950%, 3/1/49		144,000	130,294
Series A 1.900%, 4/1/28		65,000	58,023
4.050%, 5/15/48		50,000	46,070
Duke Energy Carolinas LLC 3.950%, 11/15/28		21,000	20,729
2.450%, 8/15/29		25,000	22,317
2.550%, 4/15/31		50,000	43,625
3.875%, 3/15/46		79,000	69,628
3.550%, 3/15/52		34,000	28,388
Duke Energy Corp. 2.650%, 9/1/26		75,000	70,438

See Notes to Financial Statements.

1418

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
3.400%, 6/15/29 (x)	$30,000	$27,540
2.550%, 6/15/31 (x)	25,000	20,799
Duke Energy Florida LLC 3.800%, 7/15/28	30,000	29,379
2.500%, 12/1/29	750,000	667,253
1.750%, 6/15/30	70,000	58,128
3.000%, 12/15/51	51,000	38,017
Duke Energy Ohio, Inc. 3.650%, 2/1/29	24,000	22,966
Duke Energy Progress LLC 3.250%, 8/15/25 (x)	50,000	49,563
3.450%, 3/15/29	508,000	482,510
3.400%, 4/1/32	700,000	652,273
2.900%, 8/15/51 (x)	95,000	70,580
Edison International 2.400%, 9/15/22	11,000	10,969
3.125%, 11/15/22	7,000	6,979
3.550%, 11/15/24	430,000	419,848
4.950%, 4/15/25	23,000	23,069
Emera US Finance LP 3.550%, 6/15/26	50,000	47,912
Enel Finance International NV 4.625%, 6/15/27§	600,000	590,709
2.250%, 7/12/31§	800,000	629,408
5.000%, 6/15/32§	600,000	580,263
Entergy Arkansas LLC 3.350%, 6/15/52	29,000	23,174
Entergy Corp. 0.900%, 9/15/25	95,000	85,697
Entergy Louisiana LLC 0.620%, 11/17/23 (x)	30,000	28,909
4.200%, 9/1/48	91,000	84,045
Evergy, Inc. 2.450%, 9/15/24	35,000	33,760
Eversource Energy
Series M 3. 300%, 1/15/28	150,000	141,262
Exelon Corp. 3.950%, 6/15/25	75,000	74,858
2.750%, 3/15/27§	49,000	45,856
4.050%, 4/15/30	200,000	191,952
5.100%, 6/15/45	20,000	19,930
4.700%, 4/15/50	28,000	26,222
4.100%, 3/15/52§	17,000	14,615
FirstEnergy Corp. 2.050%, 3/1/25 (x)	22,000	20,350
2.650%, 3/1/30	120,000	99,648
Series B 4.400%, 7/15/27 (e)	143,000	133,661
2.250%, 9/1/30 (x)	131,000	104,577
FirstEnergy Transmission LLC 4.350%, 1/15/25§	531,000	523,287
4.550%, 4/1/49§	265,000	213,488
Florida Power & Light Co. 4.050%, 10/1/44	15,000	13,741
3.950%, 3/1/48	40,000	36,598
3.150%, 10/1/49	235,000	185,915
2.875%, 12/4/51	60,000	44,966
Fortis, Inc. 3.055%, 10/4/26	75,000	70,650
Georgia Power Co. 4.700%, 5/15/32	50,000	50,095
Indiana Michigan Power Co. 3.850%, 5/15/28	25,000	24,230
IPALCO Enterprises, Inc. 4.250%, 5/1/30	600,000	558,514
ITC Holdings Corp. 3.350%, 11/15/27	25,000	23,884
MidAmerican Energy Co. 3.650%, 4/15/29	360,000	350,648
3.950%, 8/1/47	60,000	53,647
4.250%, 7/15/49	87,000	81,790
3.150%, 4/15/50 (x)	23,000	18,131
Mid-Atlantic Interstate Transmission LLC
4.100%, 5/15/28§	18,000	17,612
NextEra Energy Capital Holdings, Inc. 2.940%, 3/21/24	160,000	157,661
3.550%, 5/1/27	25,000	24,151
4.625%, 7/15/27	100,000	101,180
1.900%, 6/15/28	47,000	40,696
2.750%, 11/1/29	600,000	531,426
Northern States Power Co. 2.250%, 4/1/31	5,000	4,367
4.000%, 8/15/45	32,000	28,546
2.900%, 3/1/50	103,000	77,864
2.600%, 6/1/51	30,000	21,172
3.200%, 4/1/52	20,000	15,812
NRG Energy, Inc. 2.450%, 12/2/27§	143,000	123,121
4.450%, 6/15/29§	23,000	20,777
NSTAR Electric Co. 3.250%, 5/15/29	10,000	9,472
3.950%, 4/1/30	3,000	2,952
Ohio Power Co. 4.000%, 6/1/49	52,000	44,897
Series Q 1.625%, 1/15/31	97,000	78,504
Series R 2.900%, 10/1/51	61,000	44,020
Oklahoma Gas & Electric Co. 3.250%, 4/1/30	200,000	184,646
Oncor Electric Delivery Co. LLC 0.550%, 10/1/25 (x)	35,000	31,496
3.700%, 11/15/28	228,000	221,916
4.150%, 6/1/32§	15,000	15,075
3.800%, 6/1/49	125,000	110,692
Pacific Gas and Electric Co. 3.500%, 6/15/25	600,000	566,092
3.450%, 7/1/25	500,000	470,288
3.150%, 1/1/26	500,000	456,146
2.950%, 3/1/26	500,000	454,837
2.500%, 2/1/31	9,000	6,918
3.250%, 6/1/31	946,000	764,394
4.950%, 7/1/50	68,000	54,496
PECO Energy Co. 2.800%, 6/15/50	25,000	18,372
3.050%, 3/15/51	105,000	80,584
Pennsylvania Electric Co. 3.250%, 3/15/28§	500,000	464,786
PPL Capital Funding, Inc. 3.100%, 5/15/26	50,000	47,624
Public Service Electric & Gas Co. 3.050%, 11/15/24	50,000	49,387
3.650%, 9/1/28	90,000	87,803

See Notes to Financial Statements.

1419

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
3.200%, 5/15/29	$100,000	$95,053
2.050%, 8/1/50	51,000	32,146
Southern California Edison Co. 2.850%, 8/1/29	40,000	35,541
2.250%, 6/1/30	277,000	233,038
Series 20C 1.200%, 2/1/26	24,000	21,500
Series C 3.500%, 10/1/23	50,000	49,976
Series E 3.700%, 8/1/25	99,000	97,506
Series G 2.500%, 6/1/31	50,000	41,932
Southern Co. (The) 2.950%, 7/1/23	25,000	24,731
3.250%, 7/1/26	100,000	95,827
5.113%, 8/1/27 (e)	100,000	101,162
Series 2021
(SOFR + 0.37%), 1.880%, 5/10/23 (k)	700,000	694,636
Series A 3.700%, 4/30/30	600,000	557,128
Southwestern Electric Power Co.
Series N 1.650%, 3/15/26 (x)	100,000	91,124
Southwestern Public Service Co.
Series 6 4.400%, 11/15/48	54,000	49,618
Series 8 3.150%, 5/1/50	70,000	53,965
Tampa Electric Co. 4.300%, 6/15/48	15,000	13,602
4.450%, 6/15/49	59,000	54,709
Trans-Allegheny Interstate Line Co. 3.850%, 6/1/25§	365,000	358,808
Union Electric Co. 2.950%, 3/15/30 (x)	250,000	227,222
Virginia Electric and Power Co. 2.300%, 11/15/31	100,000	84,774
4.000%, 1/15/43	54,000	47,459
Series B 4.200%, 5/15/45	16,000	14,376
Vistra Operations Co. LLC 5.125%, 5/13/25§	326,000	322,108
4.300%, 7/15/29§	182,000	166,324
Wisconsin Power & Light Co. 3.050%, 10/15/27	75,000	71,047
Xcel Energy, Inc. 3.350%, 12/1/26	100,000	96,447

		20,319,134

Gas Utilities (0.3%)
Atmos Energy Corp. 4.125%, 3/15/49	38,000	34,905
CenterPoint Energy Resources Corp.
(ICE LIBOR USD 3 Month + 0.50%), 2.111%, 3/2/23 (k)	460,000	458,703
1.750%, 10/1/30	141,000	114,717
National Fuel Gas Co. 3.950%, 9/15/27	50,000	46,661
2.950%, 3/1/31	800,000	646,119
ONE Gas, Inc. 2.000%, 5/15/30	30,000	25,076
Piedmont Natural Gas Co., Inc. 2.500%, 3/15/31	65,000	55,004
3.640%, 11/1/46	9,000	7,211
Promigas SA ESP 3.750%, 10/16/29§	200,000	160,125
Southern California Gas Co. 2.950%, 4/15/27	700,000	663,827
Series XX 2.550%, 2/1/30	200,000	177,197

		2,389,545

Multi-Utilities (0.1%)
Ameren Illinois Co. 3.800%, 5/15/28	60,000	59,001
3.250%, 3/15/50	70,000	54,721
Berkshire Hathaway Energy Co. 3.750%, 11/15/23	50,000	50,046
Black Hills Corp. 1.037%, 8/23/24	55,000	51,458
CenterPoint Energy, Inc. 2.500%, 9/1/24	25,000	24,220
1.450%, 6/1/26	30,000	27,034
Consolidated Edison Co. of New York, Inc.
Series B 3.125%, 11/15/27 (x)	25,000	23,823
Consumers Energy Co. 3.375%, 8/15/23(x)	87,000	87,221
3.800%, 11/15/28	3,000	2,941
3.250%, 8/15/46	85,000	68,801
3.750%, 2/15/50	59,000	51,695
3.500%, 8/1/51	69,000	57,762
2.650%, 8/15/52 (x)	21,000	14,925
Dominion Energy, Inc.
(ICE LIBOR USD 3 Month + 3.06%), 5.750%, 10/1/54 (k)(x)	50,000	46,500
Series A 1.450%, 4/15/26	40,000	36,139
Series C 2.250%, 8/15/31	45,000	37,075
DTE Energy Co.
Series C 2.529%, 10/1/24 (e)	20,000	19,282
Series F 1.050%, 6/1/25 (x)	35,000	32,168
NiSource, Inc. 0.950%, 8/15/25	60,000	53,867
WEC Energy Group, Inc. 1.375%, 10/15/27	600,000	519,147
2.200%, 12/15/28	100,000	87,657

		1,405,483

Water Utilities (0.0%)†
American Water Capital Corp. 2.300%, 6/1/31	100,000	84,872
Essential Utilities, Inc. 2.704%, 4/15/30	200,000	174,331

		259,203

Total Utilities		24,373,365

Total Corporate Bonds		235,923,621

See Notes to Financial Statements.

1420

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Foreign Government Securities (1.2%)
Bonos de la Tesoreria 6.150%, 8/12/32	PEN	2,700,000	$622,093
Canada Government Bond 1.625%, 1/22/25		$100,000	96,585
2.875%, 4/28/25		90,000	89,485
Export-Import Bank of Korea 0.375%, 2/9/24		200,000	190,852
0.625%, 2/9/26		200,000	180,716
Hungary Government Bond 5.750%, 11/22/23		200,000	203,850
5.500%, 6/16/34§		200,000	194,028
Italian Republic Government Bond
2.375%, 10/17/24		200,000	193,924
Japan Bank for International Cooperation
0.625%, 7/15/25		200,000	185,094
2.375%, 4/20/26		200,000	193,260
2.250%, 11/4/26		50,000	47,698
3.500%, 10/31/28		200,000	200,216
Japan International Cooperation Agency
2.750%, 4/27/27		600,000	579,131
Mex Bonos Desarr Fix Rt 7.750%, 5/29/31	MXN	10,800,000	494,934
Oriental Republic of Uruguay 4.375%, 10/27/27		$112,363	113,438
5.100%, 6/18/50		77,594	77,584
Province of Alberta 3.350%, 11/1/23		150,000	150,642
1.300%, 7/22/30		250,000	211,525
Province of British Columbia 1.750%, 9/27/24		15,000	14,608
0.900%, 7/20/26		250,000	227,731
Province of Ontario 3.400%, 10/17/23		200,000	200,852
3.200%, 5/16/24		162,000	162,283
1.800%, 10/14/31		100,000	86,450
Province of Quebec 1.500%, 2/11/25		300,000	287,748
2.500%, 4/20/26		50,000	48,546
2.750%, 4/12/27 (x)		50,000	48,768
Provincia de Buenos Aires
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 45.766%, 4/12/25 (k)(m)(r)	ARS	310,000	1,162
Republic of Chile 3.125%, 1/21/26		$100,000	96,425
Republic of Indonesia 2.850%, 2/14/30		200,000	177,788
3.050%, 3/12/51 (x)		200,000	151,772
Republic of Korea 1.750%, 10/15/31		200,000	174,870
Republic of Panama 4.000%, 9/22/24		200,000	199,350
4.500%, 4/1/56		200,000	159,100
Republic of Peru 8.200%, 8/12/26 (m)	PEN	2,000,000	545,063
4.125%, 8/25/27		$122,000	119,468
2.783%, 1/23/31		70,000	59,513
3.550%, 3/10/51 (x)		117,000	87,114
Republic of Philippines 2.457%, 5/5/30		200,000	174,522
3.200%, 7/6/46		200,000	149,022
Republic of Poland 4.000%, 1/22/24		75,000	74,873
Republic of Serbia 1.000%, 9/23/28§	EUR	700,000	532,889
Romania Government Bond 3.000%, 2/27/27§		$700,000	615,475
2.000%, 4/14/33 (m)	EUR	800,000	541,685
Russian Federation 6.100%, 7/18/35	RUB	16,577,000	25,619
State of Israel Government Bond
2.875%, 3/16/26		$200,000	194,600
State of Qatar 4.500%, 4/23/28§		500,000	518,125
5.103%, 4/23/48§		500,000	523,125
Svensk Exportkredit AB 0.500%, 8/26/25		200,000	184,207
Titulos de Tesoreria 7.250%, 10/18/34	COP	179,000,000	30,870
Series B 7.000%, 3/26/31		204,000,000	37,149
United Mexican States 3.750%, 1/11/28		$200,000	192,000
3.250%, 4/16/30 (x)		200,000	175,663
4.500%, 1/31/50 (x)		400,000	310,075

Total Foreign Government Securities			11,153,565

Loan Participations (0.2%)
Consumer Discretionary (0.1%)
Diversified Consumer Services (0.1%)
Cornerstone Building Brands, Inc., Tranche B Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 4.574%, 4/12/28(k)		960,344	792,284

Total Consumer Discretionary			792,284

Financials (0.1%)
Consumer Finance (0.1%)
Delos Finance Sarl, New Term Loan
(ICE LIBOR USD 3 Month + 1.75%), 4.000%, 10/6/23(k)		910,000	896,729

Total Financials			896,729

Total Loan Participations			1,689,013

Mortgage-Backed Securities (22.3%)
FHLMC 3.000%, 9/1/27		8,400	8,332
3.000%, 7/1/28		4,923	4,881
2.500%, 1/1/29		15,787	15,373
3.000%, 1/1/30		13,072	12,980
2.500%, 3/1/30		12,273	11,951
2.500%, 5/1/30		33,039	32,171
3.000%, 5/1/30		27,034	26,842
3.000%, 6/1/30		52,151	51,781
2.500%, 7/1/30		11,923	11,609
3.000%, 7/1/30		27,999	27,801

See Notes to Financial Statements.

1421

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
2.500%, 8/1/30	$40,060	$39,008
3.000%, 8/1/30	8,929	8,866
2.500%, 9/1/30	48,946	47,660
2.500%, 4/1/31	45,996	44,787
3.500%, 4/1/31	1,426	1,431
2.370%, 11/1/31 (l)	870	893
3.000%, 10/1/32	2,998	2,975
3.000%, 11/1/32	4,572	4,536
3.000%, 12/1/32	3,378	3,351
5.500%, 2/1/35	5,102	5,448
4.500%, 2/1/39	10,012	10,369
4.500%, 12/1/39	4,142	4,295
4.000%, 8/1/40	4,510	4,581
4.000%, 9/1/40	11,462	11,640
4.000%, 4/1/41	221	225
4.500%, 5/1/41	22,164	22,927
5.500%, 6/1/41	19,215	20,706
5.000%, 11/1/41	40,996	43,143
3.500%, 4/1/42	37,573	37,246
3.500%, 8/1/42	30,232	29,802
3.500%, 10/1/42	1,808	1,780
3.000%, 3/1/43	24,394	23,388
3.500%, 6/1/43	18,450	18,206
3.500%, 7/1/43	6,479	6,403
4.500%, 9/1/43	30,493	31,467
4.500%, 11/1/43	5,095	5,258
4.500%, 12/1/43	27,499	28,429
3.500%, 1/1/44	9,222	9,120
4.000%, 4/1/44	19,090	19,310
3.500%, 6/1/44	6,696	6,636
4.000%, 7/1/44	5,353	5,428
3.000%, 1/1/45	1,215,426	1,160,347
3.000%, 7/1/45	647,047	617,118
3.500%, 9/1/45	3,536	3,493
4.000%, 9/1/45	26,524	26,824
4.000%, 12/1/45	10,727	10,814
3.000%, 12/1/46	153,600	146,375
3.500%, 3/1/47	39,819	39,138
4.500%, 4/1/47	66,940	68,572
4.500%, 5/1/47	23,373	24,090
4.500%, 7/1/47	85,082	87,446
3.500%, 10/1/47	48,031	47,270
3.500%, 12/1/47	44,437	43,719
3.500%, 1/1/48	15,456	15,175
4.500%, 7/1/48	192,993	198,855
4.500%, 8/1/48	348,966	359,197
5.000%, 11/1/48	8,869	9,185
4.500%, 4/1/49	37,122	38,041
3.000%, 4/1/50	1,272,662	1,186,863
FHLMC UMBS
3.500%, 1/1/34	46,554	46,692
3.500%, 5/1/35	174,573	175,366
3.000%, 9/1/37	5,584	5,450
3.000%, 6/1/38	110,118	107,856
2.500%, 3/1/41	2,461,936	2,284,251
2.000%, 3/1/42	69,095	61,800
4.000%, 1/1/45	309,233	313,813
4.000%, 9/1/45	324,803	328,974
3.500%, 3/1/46	127,980	125,922
3.500%, 9/1/46	42,701	41,868
4.000%, 7/1/47	62,981	63,376
3.500%, 1/1/48	27,437	26,841
4.000%, 4/1/48	227,151	229,572
4.000%, 6/1/48	6,313	6,367
4.000%, 8/1/48	57,559	57,992
4.500%, 1/1/49	59,085	60,068
4.000%, 5/1/49	6,723	6,738
3.500%, 1/1/50	31,594	30,773
3.500%, 6/1/50	80,273	78,186
4.000%, 6/1/50	105,560	105,267
2.500%, 7/1/50	50,144	45,671
3.000%, 7/1/50	20,574	19,485
2.000%, 8/1/50	28,023	24,548
2.500%, 8/1/50	4,518,723	4,124,109
3.000%, 8/1/50	1,241,063	1,172,661
3.000%, 9/1/50	376,725	357,126
2.000%, 11/1/50	51,506	45,102
2.500%, 2/1/51	385,963	353,464
2.000%, 3/1/51	511,664	447,412
2.000%, 4/1/51	193,073	169,009
2.000%, 5/1/51	91,000	79,658
2.500%, 5/1/51	1,095,247	1,000,402
3.000%, 6/1/51	1,830,634	1,716,800
2.000%, 7/1/51	354,601	310,515
3.000%, 7/1/51	117,643	111,082
2.000%, 9/1/51	121,352	106,012
2.000%, 10/1/51	382,965	333,917
3.000%, 10/1/51	116,283	109,261
2.500%, 11/1/51	948,473	865,023
2.000%, 12/1/51	605,970	528,739
2.500%, 12/1/51	462,423	421,029
2.000%, 1/1/52	1,344,252	1,175,399
2.500%, 1/1/52	2,968,948	2,693,256
2.000%, 2/1/52	35,277	30,736
3.000%, 2/1/52	86,322	81,460
3.000%, 3/1/52	1,453,055	1,367,355
FNMA
2.634%, 1/1/28 (l)	3,276	3,295
2.740%, 7/1/29	4,000,000	3,775,682
1.895%, 5/1/30	2,500,000	2,206,248
2.630%, 4/1/32	2,519,000	2,341,275
3.300%, 7/1/32	4,934,970	4,819,249
1.513%, 3/1/33 (l)	5,019	5,082
2.080%, 10/1/33	2,500,000	2,101,198
2.279%, 1/1/36 (l)	30,767	31,413
3.440%, 1/1/37	2,080,023	2,022,434
6.000%, 7/1/39	8,360	8,988
2.362%, 12/1/40 (l)	1,315	1,336
4.000%, 1/1/41	4,855	4,873
2.426%, 5/1/44 (l)	1,030,374	1,045,688
3.500%, 12/1/44	309,382	299,477
3.500%, 2/1/45	541,406	524,072
3.000%, 4/1/45	361,267	338,831
3.000%, 5/1/45	668,446	626,932
FNMA UMBS
2.500%, 9/1/27	11,194	10,897
2.500%, 4/1/28	3,850	3,746
2.500%, 8/1/28	10,787	10,495
3.500%, 3/1/29	12,491	12,537
3.000%, 4/1/29	17,920	17,778
3.000%, 5/1/29	22,765	22,584
3.000%, 6/1/29	19,870	19,713

See Notes to Financial Statements.

1422

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
3.000%, 9/1/29	$18,434	$18,288
3.000%, 10/1/29	12,286	12,189
3.000%, 1/1/30	96,479	95,715
2.500%, 2/1/30	5,117	4,979
3.000%, 3/1/30	19,578	19,423
2.500%, 4/1/30	10,567	10,280
3.000%, 4/1/30	15,870	15,744
2.500%, 5/1/30	5,597	5,445
3.000%, 5/1/30	9,191	9,118
2.500%, 7/1/30	18,906	18,393
3.000%, 7/1/30	36,119	35,826
2.500%, 8/1/30	57,298	55,745
3.000%, 8/1/30	84,177	83,510
3.500%, 8/1/30	13,463	13,517
2.500%, 9/1/30	28,659	27,883
3.000%, 9/1/30	38,595	38,270
2.500%, 11/1/30	55,809	54,296
2.500%, 3/1/31	6,077	5,913
3.000%, 3/1/31	5,156	5,115
2.500%, 6/1/31	17,567	17,091
2.500%, 7/1/31	13,129	12,773
2.500%, 8/1/31	1,506	1,465
3.000%, 8/1/31	93,944	92,947
4.000%, 8/1/31	5,469	5,547
3.000%, 9/1/31	12,812	12,710
2.000%, 10/1/31	4,846	4,570
2.500%, 10/1/31	98,151	95,491
2.000%, 11/1/31	63,214	59,615
2.500%, 11/1/31	43,380	42,205
2.000%, 12/1/31	6,665	6,285
2.500%, 2/1/32	2,873	2,795
2.000%, 3/1/32	45,784	43,178
2.500%, 3/1/32	12,140	11,784
3.500%, 4/1/32	129,815	130,173
3.500%, 5/1/32	92,795	93,022
3.000%, 6/1/32	24,883	24,678
2.500%, 8/1/32	68,822	66,806
3.000%, 9/1/32	22,783	22,602
2.500%, 2/1/33	119,670	116,426
4.000%, 10/1/33	23,074	23,444
6.000%, 2/1/34	14,172	15,317
5.500%, 5/1/34	62,228	66,258
6.000%, 8/1/34	7,598	8,231
3.000%, 9/1/34	996,245	974,223
3.500%, 12/1/34	720,424	722,123
5.000%, 2/1/35	65,222	68,499
5.500%, 2/1/35	41,083	43,745
6.000%, 4/1/35	124,313	134,186
3.000%, 8/1/35	73,244	71,954
5.000%, 9/1/35	4,175	4,370
2.500%, 10/1/35	147,558	142,060
2.500%, 12/1/35	478,505	460,304
3.000%, 12/1/35	65,205	63,995
5.500%, 12/1/35	20,562	21,975
4.000%, 1/1/36	29,508	29,877
3.000%, 5/1/36	36,021	35,319
3.000%, 10/1/36	2,324	2,273
3.000%, 11/1/36	26,707	26,117
3.000%, 12/1/36	42,636	41,694
6.000%, 2/1/38	5,473	5,980
6.000%, 3/1/38	2,101	2,293
6.000%, 5/1/38	6,011	6,563
6.000%, 10/1/38	1,643	1,797
6.000%, 12/1/38	2,758	3,010
5.500%, 1/1/39	10,674	11,493
4.500%, 7/1/39	134,048	138,949
5.500%, 9/1/39	24,948	26,823
5.500%, 12/1/39	15,409	16,585
5.500%, 3/1/40	1,736	1,874
6.500%, 5/1/40	48,166	53,808
4.500%, 7/1/40	13,101	13,583
4.000%, 9/1/40	18,080	18,340
4.000%, 12/1/40	272,254	276,157
5.500%, 4/1/41	2,903	3,145
4.500%, 5/1/41	1,015	1,049
4.500%, 7/1/41	1,960	2,026
5.000%, 7/1/41	60,638	63,874
5.000%, 8/1/41	2,140	2,254
4.500%, 9/1/41	10,199	10,540
4.500%, 10/1/41	4,032	4,167
1.500%, 11/1/41	1,564,094	1,348,098
1.500%, 12/1/41	793,645	684,046
3.500%, 1/1/42	17,318	17,152
4.000%, 1/1/42	36,587	37,088
2.000%, 2/1/42	483,850	432,768
2.000%, 3/1/42	545,897	488,264
2.000%, 4/1/42	62,576	55,969
3.500%, 4/1/42	7,777	7,701
3.500%, 5/1/42	909	900
4.000%, 5/1/42	39,407	39,949
3.500%, 6/1/42	2,089	2,069
3.500%, 7/1/42	2,513	2,472
4.500%, 8/1/42	9,467	9,778
4.500%, 9/1/42	14,051	14,554
3.000%, 3/1/43	125,209	119,938
3.000%, 4/1/43	71,261	68,260
3.000%, 5/1/43	59,563	57,055
3.000%, 6/1/43	30,448	29,166
4.500%, 9/1/43	19,864	20,480
4.500%, 11/1/43	92,180	95,586
4.500%, 12/1/43	15,838	16,330
5.000%, 12/1/43	106,599	112,051
4.500%, 1/1/44	17,349	17,887
4.500%, 6/1/44	128,359	132,300
3.000%, 10/1/44	1,059,115	1,014,521
3.500%, 2/1/45	178,177	175,312
4.500%, 7/1/45	37,405	38,647
4.500%, 11/1/45	59,514	61,440
4.500%, 12/1/45	29,829	30,754
3.000%, 6/1/46	12,583	12,014
4.500%, 7/1/46	122,547	127,152
3.000%, 8/1/46	1,816	1,734
3.000%, 9/1/46	29,769	28,387
3.000%, 11/1/46	2,906	2,767
3.500%, 11/1/46	7,383	7,232
4.000%, 11/1/46	19,697	19,778
3.000%, 12/1/46	1,234,491	1,171,987
2.500%, 2/1/47	951,917	872,208
3.000%, 2/1/47	55,123	52,492
4.000%, 3/1/47	1,100,737	1,093,106
3.000%, 4/1/47	1,259,542	1,195,488
3.500%, 5/1/47	38,372	37,647

See Notes to Financial Statements.

1423

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 6/1/47	$61,975	$62,151
4.000%, 8/1/47	31,155	31,292
4.000%, 9/1/47	2,324	2,329
4.000%, 10/1/47	28,222	28,281
4.500%, 10/1/47	8,670	8,925
3.500%, 11/1/47	44,987	43,983
4.500%, 11/1/47	78,140	80,114
3.500%, 12/1/47	45,054	44,048
3.500%, 1/1/48	74,766	73,192
4.000%, 1/1/48	27,765	27,800
4.500%, 1/1/48	73,951	75,783
3.500%, 2/1/48	20,963	20,489
3.500%, 3/1/48	148,136	144,782
3.500%, 4/1/48	8,372	8,258
4.000%, 4/1/48	4,159	4,162
4.500%, 4/1/48	29,023	30,086
4.000%, 5/1/48	4,785	4,788
4.500%, 5/1/48	506,750	521,411
3.500%, 6/1/48	760,845	743,143
4.000%, 6/1/48	3,425	3,424
4.000%, 7/1/48	3,433	3,413
4.500%, 7/1/48	535,582	546,067
4.000%, 8/1/48	46,446	46,621
4.500%, 8/1/48	56,890	58,513
5.000%, 8/1/48	4,476	4,631
4.000%, 9/1/48	22,367	22,158
5.000%, 9/1/48	16,963	17,505
4.000%, 10/1/48	10,115	10,106
4.500%, 11/1/48	46,311	47,414
4.000%, 1/1/49	92,930	93,339
4.500%, 2/1/49	172,171	176,865
4.500%, 5/1/49	353,743	366,041
5.000%, 5/1/49	47,041	48,608
3.500%, 6/1/49	983,321	961,365
4.000%, 9/1/49	94,273	94,129
4.500%, 9/1/49	15,810	15,994
4.000%, 3/1/50	45,719	45,392
4.000%, 5/1/50	38,182	38,099
4.000%, 6/1/50	83,231	82,635
2.500%, 7/1/50	1,061,106	969,249
2.000%, 8/1/50	3,683,874	3,227,029
2.500%, 8/1/50	709,624	647,653
3.000%, 8/1/50	219,775	207,036
2.000%, 9/1/50	156,156	136,767
4.000%, 9/1/50	129,609	129,590
2.000%, 10/1/50	210,972	184,677
2.500%, 10/1/50	1,605,182	1,465,004
2.000%, 11/1/50	30,827	26,984
2.500%, 11/1/50	195,380	178,928
2.000%, 12/1/50	177,689	155,582
2.500%, 1/1/51	49,943	45,488
3.500%, 1/1/51	1,915,592	1,866,384
4.000%, 1/1/51	299,120	299,181
2.000%, 2/1/51	257,577	225,232
3.500%, 2/1/51	9,289,914	9,051,274
2.000%, 3/1/51	136,152	119,155
4.000%, 3/1/51	137,318	137,022
2.000%, 4/1/51	290,109	254,196
4.000%, 5/1/51	480,022	479,736
3.000%, 6/1/51	2,401,762	2,252,413
2.000%, 8/1/51	1,296,674	1,131,008
2.500%, 9/1/51	2,273,978	2,064,913
3.500%, 9/1/51	2,028,710	1,961,698
4.000%, 10/1/51	524,294	522,836
2.000%, 11/1/51	1,171,095	1,022,656
2.500%, 11/1/51	93,395	85,312
3.000%, 11/1/51	261,986	245,326
2.000%, 12/1/51	879,438	767,570
2.500%, 12/1/51	1,206,793	1,089,715
3.000%, 12/1/51	116,924	109,854
2.000%, 1/1/52	571,393	499,403
2.500%, 1/1/52	1,875,438	1,704,181
2.000%, 2/1/52	2,691,403	2,346,970
2.500%, 2/1/52	518,063	470,422
2.000%, 3/1/52	798,152	696,927
3.000%, 3/1/52	234,183	219,712
3.000%, 4/1/52	57,992	54,499
3.000%, 5/1/52	91,251	85,470
FNMA/FHLMC UMBS, 15 Year, Single Family
1.500%, 7/25/37 TBA	929,000	846,479
2.000%, 7/25/37 TBA	2,583,000	2,414,096
2.500%, 7/25/37 TBA	288,600	275,951
3.000%, 7/25/37 TBA	111,000	108,511
FNMA/FHLMC UMBS, 30 Year, Single Family
1.500%, 7/25/52 TBA	928,500	771,961
2.000%, 7/25/52 TBA	751,408	653,607
3.000%, 7/25/52 TBA	996,769	929,798
3.500%, 7/25/52 TBA	204,000	196,446
4.000%, 7/25/52 TBA	162,000	159,950
2.000%, 8/25/52 TBA	1,200,000	1,042,594
2.500%, 8/25/52 TBA	1,155,000	1,039,229
3.000%, 8/25/52 TBA	37,000,000	34,470,702
3.500%, 8/25/52 TBA	21,439,418	20,616,179
4.000%, 8/25/52 TBA	16,400,000	16,162,328
4.500%, 8/25/52 TBA	3,400,000	3,409,695
GNMA 1.625%, 7/20/27 (l)	294	291
5.500%, 4/15/33	498	526
5.000%, 12/15/38	3,258	3,421
4.000%, 4/20/39	1,331	1,344
5.000%, 7/15/39	12,306	12,949
4.000%, 7/20/39	2,926	2,955
5.000%, 10/20/39	3,188	3,335
4.500%, 12/20/39	1,235	1,271
4.500%, 1/20/40	1,499	1,543
4.500%, 2/20/40	1,233	1,269
4.500%, 5/20/40	104	107
4.000%, 10/20/40	15,819	15,983
4.000%, 11/20/40	48,631	49,138
5.000%, 12/15/40	11,745	12,372
4.000%, 12/20/40	19,271	19,472
4.000%, 1/20/41	16,749	16,924
4.000%, 3/15/41	11,859	12,006
4.500%, 7/20/41	7,205	7,507
3.500%, 1/15/42	9,786	9,718
4.500%, 2/15/42	90,237	92,976
5.000%, 7/20/42	8,699	9,094
3.500%, 4/15/43	14,002	13,842
3.500%, 4/20/43	33,553	33,171
3.500%, 2/20/44	107,777	106,551
5.000%, 7/20/44	1,258	1,328
4.000%, 10/20/44	529	535
3.500%, 1/20/45	225,214	219,906

See Notes to Financial Statements.

1424

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
3.000%, 2/15/45	$25,615	$24,714
3.500%, 5/20/45	21,551	21,279
3.000%, 7/15/45	192,055	184,877
4.000%, 8/20/45	290,982	294,111
3.500%, 4/20/46	423,579	416,904
3.500%, 5/20/46	20,226	19,908
3.500%, 6/20/46	248,621	244,704
3.500%, 7/20/46	86,635	85,270
3.500%, 9/20/46	298,523	293,819
3.500%, 10/20/46	41,053	40,368
4.000%, 5/20/47	4,332	4,361
4.000%, 6/20/47	41,421	41,686
4.000%, 11/20/47	48,135	48,427
4.000%, 12/20/47	23,219	23,360
4.500%, 9/20/48	22,307	22,950
5.000%, 1/20/49	4,516	4,647
5.000%, 2/20/49	204,916	210,882
4.500%, 3/20/49	87,305	89,297
5.000%, 6/20/49	187,695	193,101
5.000%, 7/20/49	54,585	56,140
3.500%, 11/15/49	8,592	8,421
5.000%, 12/20/49	48,632	49,987
3.500%, 2/15/50	134,973	132,079
4.500%, 4/20/50	31,308	31,953
4.000%, 5/20/50	15,600	15,598
2.000%, 8/20/50	599,072	537,373
2.000%, 11/20/50	537,872	482,308
2.000%, 1/20/51	1,277,252	1,144,908
2.000%, 2/20/51	103,720	92,989
2.500%, 3/20/51	2,133,955	1,948,566
2.500%, 4/20/51	2,147,744	1,960,147
3.000%, 6/20/51	665,237	631,051
2.500%, 8/20/51	1,996,817	1,822,094
3.000%, 8/20/51	789,098	747,931
2.500%, 10/20/51	606,730	558,713
2.500%, 12/20/51	1,142,576	1,050,365
3.000%, 12/20/51	211,987	200,630
2.000%, 7/15/52 TBA	1,232,100	1,096,377
2.500%, 7/15/52 TBA	2,060,200	1,888,302
3.000%, 7/15/52 TBA	1,119,769	1,057,132
3.500%, 7/15/52 TBA	67,000	65,168
4.000%, 7/15/52 TBA	432,500	430,979
4.500%, 7/15/52 TBA	188,000	190,938
5.000%, 7/15/52 TBA	108,000	110,725
3.500%, 8/15/52 TBA	713,000	692,390

Total Mortgage-Backed Securities		206,439,773

Municipal Bonds (0.2%)
American Municipal Power, Inc. OH Combined Hydroelectric Projects Revenue Bonds, Taxable, Series 2010B 8.084%, 2/15/50	55,000	80,705
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series BB 5.882%, 6/15/44	60,000	72,761
City of San Antonio, Electric & Gas Systems, Revenue Bonds, Series 2010A 5.808%, 2/1/41	60,000	70,078
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E 6.600%, 8/1/42	25,000	31,727
County of Los Angeles Unified School District, General Obligation Bonds 6.758%, 7/1/34	80,000	95,566
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A 6.637%, 4/1/57	45,000	52,817
Metropolitan Transportation Authority, Revenue Bonds, Series 2010E 6.814%, 11/15/40	55,000	66,493
New Jersey Turnpike Authority, Revenue Bonds, Series 2009F 7.414%, 1/1/40	75,000	99,533
New York & New Jersey Port Authority, Consolidated Bonds, Series 181 4.960%, 8/1/46	40,000	41,692
Port Authority of New York and New Jersey Consolidated Notes, Series AAA 1.086%, 7/1/23	35,000	34,351
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1 7.043%, 4/1/50	60,000	82,474
State of California Federally Taxable General Obligation Refunding Bonds Various Purpose 4.600%, 4/1/38	100,000	101,115
State of California, Various Purposes, General Obligation Bonds, Series 2009 7.550%, 4/1/39	130,000	176,344
State of Illinois, General Obligation Bonds 5.100%, 6/1/33	270,000	271,644
State of Illinois, Sales Tax Corporation Second Lien Securitization Bonds, Taxable Series 2020B 3.057%, 1/1/34	600,000	523,601
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010H 5.389%, 3/15/40	45,000	48,993
Texas Transportation Commission State of Texas Mobility Fund General Obligation Build America Bonds Series 2009A 5.517%, 4/1/39	80,000	90,578
The Regent of The University of California General Revenue Bonds 2020, Series BG 0. 883%, 5/15/25	35,000	32,587
University of California, General Revenue Bonds, Series 2012-AD 4.858%, 5/15/12	57,000	54,147

Total Municipal Bonds		2,027,206

See Notes to Financial Statements.

1425

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Supranational (0.7%)
African Development Bank 3.375%, 7/7/25	$100,000	$100,620
0.875%, 3/23/26	150,000	137,984
Asian Development Bank 0.250%, 7/14/23	135,000	131,433
0.250%, 10/6/23	100,000	96,750
0.375%, 6/11/24	90,000	85,586
0.500%, 2/4/26	200,000	182,535
1.000%, 4/14/26	100,000	92,547
2.625%, 1/12/27	50,000	48,898
1.500%, 1/20/27	350,000	325,568
1.875%, 1/24/30	200,000	182,191
Asian Infrastructure Investment Bank (The)
0.250%, 9/29/23	65,000	62,809
0.500%, 5/28/25	100,000	92,355
3.375%, 6/29/25	200,000	199,982
Council of Europe Development Bank
2.500%, 2/27/24	30,000	29,777
0.875%, 9/22/26	50,000	45,576
European Bank for Reconstruction & Development
0.500%, 1/28/26	200,000	182,169
European Investment Bank
2.875%, 8/15/23	100,000	99,998
0.250%, 9/15/23	110,000	106,666
3.250%, 1/29/24	50,000	50,255
2.625%, 3/15/24	85,000	84,562
2.250%, 6/24/24	200,000	197,177
1.875%, 2/10/25	100,000	97,115
1.625%, 3/14/25	100,000	96,336
0.625%, 7/25/25 (x)	250,000	232,240
2.125%, 4/13/26	75,000	72,539
0.750%, 10/26/26	139,000	125,899
1.750%, 3/15/29	53,000	48,516
1.625%, 10/9/29	55,000	49,553
0.750%, 9/23/30	100,000	83,120
Inter-American Development Bank
3.000%, 2/21/24	75,000	74,897
2.125%, 1/15/25	100,000	97,699
1.750%, 3/14/25	300,000	289,443
0.625%, 7/15/25	1,000,000	928,212
2.250%, 6/18/29	50,000	46,812
International Bank for Reconstruction & Development
0.250%, 11/24/23	50,000	48,162
2.500%, 3/19/24	100,000	99,124
1.625%, 1/15/25	200,000	193,097
0.625%, 4/22/25	250,000	233,746
0.375%, 7/28/25 (x)	100,000	92,179
2.500%, 7/29/25	75,000	73,759
3.125%, 11/20/25	25,000	24,997
1.875%, 10/27/26	150,000	142,274
0.750%, 11/24/27	95,000	83,754
1.125%, 9/13/28	200,000	177,514
0.750%, 8/26/30	170,000	141,158
1.625%, 11/3/31	238,000	208,291
International Finance Corp. 2.875%, 7/31/23	30,000	29,972
1.375%, 10/16/24	90,000	86,451
0.750%, 10/8/26	80,000	72,308
0.750%, 8/27/30	100,000	82,864

Total Supranational		6,567,469

U.S. Government Agency Securities (1.3%)
FFCB 1.040%, 1/25/29	250,000	214,988
1.380%, 1/14/31	250,000	208,156
FHLB 2.500%, 2/13/24	200,000	198,583
2.875%, 9/13/24	75,000	74,721
0.375%, 9/4/25	120,000	110,528
3.250%, 11/16/28	250,000	251,379
FHLMC 0.250%, 8/24/23	215,000	208,579
0.125%, 10/16/23	190,000	183,277
0.250%, 12/4/23	420,000	404,276
0.375%, 9/23/25	230,000	210,980
0.650%, 10/22/25	2,600,000	2,388,545
0.650%, 10/27/25	2,600,000	2,391,510
0.800%, 10/28/26	2,600,000	2,337,514
FNMA 0.250%, 7/10/23	455,000	442,571
1.750%, 7/2/24 (x)	100,000	97,816
2.625%, 9/6/24	332,000	329,169
0.625%, 4/22/25	430,000	402,177
0.500%, 6/17/25	250,000	231,924
0.375%, 8/25/25	240,000	220,759
2.125%, 4/24/26	110,000	106,291
1.875%, 9/24/26	100,000	95,175
0.750%, 10/8/27 (x)	500,000	443,628
0.875%, 8/5/30 (x)	500,000	414,724
Tennessee Valley Authority 2.875%, 9/15/24	50,000	49,836
0.750%, 5/15/25	335,000	313,366

Total U.S. Government Agency Securities		12,330,472

U.S. Treasury Obligations (29.7%)
U.S. Treasury Bonds 6.875%, 8/15/25	200,000	222,703
6.750%, 8/15/26	100,000	114,295
4.250%, 5/15/39	132,000	151,373
4.500%, 8/15/39	208,000	245,541
4.375%, 11/15/39	908,000	1,053,280
4.625%, 2/15/40	626,000	747,998
1.125%, 5/15/40	755,000	528,516
1.125%, 8/15/40	755,000	524,489
3.875%, 8/15/40	526,000	569,561
1.375%, 11/15/40	5,995,000	4,342,628
4.250%, 11/15/40	526,000	597,027
1.875%, 2/15/41	2,300,000	1,814,484
4.375%, 5/15/41	3,200,000	3,682,507
3.250%, 5/15/42	1,000,000	981,719
3.125%, 2/15/43	780,000	745,266
2.875%, 5/15/43	2,680,000	2,456,984
3.625%, 8/15/43	2,480,000	2,558,458
3.750%, 11/15/43	2,180,000	2,292,406
3.625%, 2/15/44	1,300,000	1,341,031
3.375%, 5/15/44	1,200,000	1,190,801
3.125%, 8/15/44	800,000	762,500
3.000%, 11/15/44	1,000,000	932,188
2.500%, 2/15/45#	3,083,000	2,632,111
3.000%, 5/15/45	300,000	280,125
2.875%, 8/15/45	1,800,000	1,645,875
2.250%, 8/15/46	600,000	487,239
2.875%, 11/15/46	715,000	656,236

See Notes to Financial Statements.

1426

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
3.000%, 5/15/47	$1,100,000	$1,035,719
2.750%, 11/15/47#	2,997,000	2,704,793
3.000%, 2/15/48#	4,449,000	4,223,769
2.875%, 5/15/49	900,000	845,728
1.250%, 5/15/50	1,000,000	641,875
1.375%, 8/15/50	3,402,000	2,259,672
1.625%, 11/15/50	2,500,000	1,774,219
1.875%, 2/15/51	4,000	3,028
2.375%, 5/15/51	6,500,000	5,533,125
2.250%, 2/15/52	7,000	5,811
2.875%, 5/15/52	9,881,000	9,410,111
U.S. Treasury Inflation Linked Notes 0.125%, 4/15/27 TIPS	4,933,391	4,862,424
U.S. Treasury Notes 1.750%, 7/15/22	4,510,000	4,511,030
1.500%, 8/15/22	153,000	152,997
1.500%, 9/15/22	7,000	6,998
1.375%, 10/15/22	56,000	55,903
1.625%, 11/15/22	55,000	54,852
1.625%, 12/15/22	37,000	36,872
2.125%, 12/31/22	10,000	9,980
1.500%, 1/15/23	164,000	163,084
0.500%, 3/15/23	4,510,000	4,440,479
0.125%, 3/31/23	672,000	658,958
0.250%, 4/15/23	4,510,000	4,419,830
0.125%, 4/30/23	672,000	656,954
0.125%, 5/31/23	672,000	655,375
2.750%, 5/31/23	10,000	9,987
1.250%, 7/31/23	850,000	834,991
2.500%, 8/15/23	800,000	796,031
0.250%, 9/30/23	2,000,000	1,935,032
0.375%, 10/31/23	4,500,000	4,351,310
1.625%, 10/31/23	900,000	884,886
0.250%, 11/15/23	1,700,000	1,638,842
2.750%, 11/15/23	950,000	947,365
2.125%, 11/30/23	1,050,000	1,038,311
2.250%, 12/31/23	1,420,000	1,405,606
2.250%, 1/31/24	2,250,000	2,226,031
2.500%, 1/31/24	1,200,000	1,191,625
2.750%, 2/15/24	837,000	834,482
2.125%, 2/29/24	2,650,000	2,615,816
2.125%, 3/31/24	700,000	690,020
0.375%, 4/15/24	1,547,000	1,477,730
2.000%, 4/30/24	1,475,000	1,450,196
2.500%, 4/30/24 (x)	114,000	113,095
2.500%, 5/15/24	387,000	383,840
2.000%, 5/31/24	2,200,000	2,161,485
0.250%, 6/15/24	175,000	166,045
1.750%, 6/30/24	508,000	496,173
2.000%, 6/30/24	550,000	539,972
3.000%, 6/30/24	1,000,000	1,001,445
1.750%, 7/31/24	1,019,000	994,161
2.125%, 7/31/24	5,310,000	5,220,809
2.375%, 8/15/24	2,200,000	2,172,500
1.250%, 8/31/24	1,500,000	1,446,100
1.875%, 8/31/24	1,800,000	1,758,702
1.500%, 9/30/24	1,682,000	1,627,992
2.125%, 9/30/24	650,000	638,269
1.500%, 10/31/24	8,801,000	8,508,780
2.250%, 10/31/24	1,800,000	1,770,750
2.250%, 11/15/24	2,600,000	2,557,750
1.500%, 11/30/24	1,516,000	1,463,506
2.125%, 11/30/24	300,000	294,002
1.750%, 12/31/24	8,230,000	7,983,100
2.250%, 12/31/24	850,000	834,916
1.375%, 1/31/25	352,000	337,865
2.000%, 2/15/25	962,000	937,950
1.750%, 3/15/25	75,000	72,586
0.500%, 3/31/25	464,000	433,442
0.375%, 4/30/25	4,491,000	4,171,367
2.125%, 5/15/25	1,653,000	1,613,944
2.750%, 5/15/25	270,000	268,197
2.000%, 8/15/25	2,000,000	1,939,715
0.250%, 8/31/25	1,200,000	1,099,875
2.250%, 11/15/25	3,400,000	3,315,000
0.375%, 11/30/25	1,543,000	1,410,881
0.375%, 12/31/25	2,043,000	1,863,599
0.375%, 1/31/26	3,100,000	2,821,485
1.625%, 2/15/26	3,375,000	3,211,787
0.500%, 2/28/26	3,000,000	2,737,500
0.750%, 4/30/26	6,555,000	6,015,972
2.375%, 4/30/26	650,000	635,122
1.625%, 5/15/26	6,950,000	6,593,812
0.750%, 5/31/26	3,666,000	3,358,400
0.875%, 6/30/26	2,000,000	1,838,078
0.625%, 7/31/26	1,950,000	1,770,387
1.500%, 8/15/26	10,603,000	9,970,133
0.875%, 9/30/26	2,000,000	1,829,063
2.000%, 11/15/26	3,118,000	2,984,998
1.500%, 1/31/27	71,000	66,384
2.250%, 2/15/27	3,625,000	3,499,824
0.625%, 3/31/27	1,750,000	1,564,609
2.375%, 5/15/27	2,510,000	2,433,131
0.500%, 5/31/27	2,228,000	1,970,387
0.500%, 6/30/27	750,000	661,934
3.250%, 6/30/27	36,000	36,405
2.250%, 8/15/27 (x)	7,195,000	6,920,129
0.500%, 8/31/27	1,000,000	878,750
2.250%, 11/15/27	3,510,000	3,370,149
0.625%, 11/30/27	875,000	769,658
0.625%, 12/31/27	500,000	438,920
2.750%, 2/15/28	1,310,000	1,289,020
1.250%, 3/31/28	348,000	314,940
1.250%, 4/30/28	442,000	399,354
2.875%, 5/15/28	2,110,000	2,088,748
1.250%, 5/31/28	91,000	82,106
1.250%, 6/30/28	500,000	450,594
1.000%, 7/31/28	53,000	46,960
2.875%, 8/15/28	2,540,000	2,513,469
1.250%, 9/30/28	35,000	31,404
3.125%, 11/15/28	3,728,000	3,741,689
1.750%, 1/31/29	133,000	122,880
2.625%, 2/15/29	2,224,000	2,168,921
1.875%, 2/28/29	22,000	20,491
2.375%, 3/31/29	617,000	591,742
2.875%, 4/30/29	50,000	49,515
2.375%, 5/15/29	2,630,000	2,523,362
2.750%, 5/31/29	33,000	32,421
1.625%, 8/15/29	539,000	491,669
1.750%, 11/15/29	530,000	487,269
1.500%, 2/15/30	1,851,000	1,665,466
0.625%, 5/15/30	2,090,000	1,746,946
0.625%, 8/15/30	2,122,000	1,763,581
0.875%, 11/15/30	2,200,000	1,861,922
1.125%, 2/15/31	3,000,000	2,584,687
1.625%, 5/15/31	3,213,000	2,878,647

See Notes to Financial Statements.

1427

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
1.250%, 8/15/31		$2,028,000	$1,750,734
1.375%, 11/15/31		3,750,000	3,261,914
1.875%, 2/15/32		2,669,000	2,424,620
2.875%, 5/15/32		5,316,900	5,272,041

Total U.S. Treasury Obligations			275,641,130

Total Long-Term Debt Securities (103.9%) (Cost $1,068,037,268)			963,663,854

SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bill (0.0%)†
Argentina Treasury Bills
568.62%, 9/30/22 (p)(r)	ARS	3,100,000	10,092

	Number of Shares		Value (Note 1)
Investment Companies (0.7%)
BlackRock Liquidity FedFund, Institutional Shares (xx)		2,000,000	2,000,000
JPMorgan Prime Money Market Fund, IM Shares		4,458,390	4,459,281

Total Investment Companies			6,459,281

	Principal Amount		Value (Note 1)
Repurchase Agreements (0.6%)
Deutsche Bank Securities, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $1,311,269, collateralized by various U.S. Government Agency Securities, ranging from 2.000%-4.000%, maturing 1/1/45-4/1/52; total market value $1,337,439. (xx)		$1,311,214	1,311,214
National Bank of Canada, 1.70%, dated 6/30/22, due 7/7/22, repurchase price $2,000,661, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000%-3.000%, maturing 11/3/22-2/15/51; total market value $2,205,614. (xx)		2,000,000	2,000,000
TD Prime Services LLC, 1.65%, dated 6/30/22, due 7/1/22, repurchase price $2,000,092, collateralized by various Common Stocks; total market value $2,215,544. (xx)		2,000,000	2,000,000

Total Repurchase Agreements			5,311,214

U.S. Treasury Obligations (4.4%)
U.S. Treasury Bills 0.91%, 7/12/22 (p)		5,200,000	5,198,416
1.03%, 7/19/22 (p)		4,200,000	4,197,722
1.02%, 7/26/22 (p)(w)		1,300,000	1,299,043
1.55%, 9/1/22 (p)(v)(w)		2,100,000	2,094,324
1.60%, 9/15/22 (p)		4,200,000	4,185,708
2.03%, 10/25/22 (p)		23,900,000	23,743,598

Total U.S. Treasury Obligations			40,718,811

Total Short-Term Investments (5.7%) (Cost $52,515,193)			52,499,398

Total Investments Before Securities Sold Short (109.6%) (Cost $1,120,552,461)			1,016,163,252

SECURITIES SOLD SHORT:
Mortgage-Backed Securities (-0.3%)
FNMA/FHLMC UMBS, 15 Year, Single Family
3.500%, 7/25/37 TBA		(25,000)	(24,863)
FNMA/FHLMC UMBS, 30 Year, Single Family
2.500%, 7/25/52 TBA		(160,000)	(144,150)
4.500%, 7/25/52 TBA		(112,000)	(112,560)
5.000%, 7/25/52 TBA		(87,000)	(88,849)
4.000%, 8/25/52 TBA		(2,728,983)	(2,689,434)

Total Securities Sold Short (-0.3%) (Proceeds Received $3,056,755)			(3,059,856)

Total Investments after Securities Sold Short (109.3%) (Cost $1,117,495,706)			1,013,103,396
Other Assets Less Liabilities (-9.3%)			(85,896,294)

Net Assets (100%)			$927,207,102

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2022, the market value of these securities amounted to $141,423,845 or 15.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $536,479.
(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2022. Maturity date disclosed is the ultimate maturity date.
(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2022.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2022.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply

See Notes to Financial Statements.

1428

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

for purposes of the Securities Act of 1933. At June 30, 2022, the market value of these securities amounted to $11,116,068 or 1.2% of net assets.
(p)	Yield to maturity.
(r)	Value determined using significant unobservable inputs.
(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $121,670.
(w)	All, or a portion of security held by broker as collateral for TBA contracts, with a total collateral value of $1,444,322.
(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $7,839,268. This was collateralized by $659,972 of various U.S. Government Treasury Securities, ranging from 0.000% - 7.625%, maturing 7/31/22 - 5/15/52 and by cash of $7,311,214 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2022.

Glossary:

ARM	—	Adjustable Rate Mortgage
ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CLP	—	Chilean Peso
CME	—	Chicago Mercantile Exchange

CLO	—	Collateralized Loan Obligation
COP	—	Colombian Peso
DKK	—	Denmark Krone
EUR	—	European Currency Unit
EURIBOR	—	Euro Interbank Offered Rate
FFCB	—	Federal Farm Credit Bank
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GBP	—	British Pound
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
IDR	—	Indonesian Rupiah
IO	—	Interest OnlyInterest Only
JPY	—	Japanese Yen
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PIK	—	Payment-in Kind Security
PEN	—	Peruvian Sol
REMIC	—	Real Estate Mortgage Investment Conduit
RUB	—	Russian Ruble
SOFR	—	Secured Overnight Financing Rate
TBA	—	To Be Announced; Security is subject to delayed delivery
TIPS	—	Treasury Inflation Protected Security
UMBS	—	Uniform Mortgage-Backed Securities
USD	—	United States Dollar

Futures contracts outstanding as of June 30, 2022 (Note 1):
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	59	9/2022	EUR	9,198,926	301,483
U.S. Treasury 2 Year Note	166	9/2022	USD	34,862,594	84,898
U.S. Treasury 5 Year Note	200	9/2022	USD	22,450,000	172,722
U.S. Treasury 10 Year Note	32	9/2022	USD	3,793,000	92,575
U.S. Treasury 10 Year Ultra Note	11	9/2022	USD	1,401,125	(9,898)
U.S. Treasury Long Bond	11	9/2022	USD	1,524,875	(23,548)

					618,232

Short Contracts
Euro-BTP	(100)	9/2022	EUR	(12,902,360)	(645,110)
Euro-Buxl	(1)	9/2022	EUR	(171,403)	(6,637)
Japan 10 Year Bond	(20)	9/2022	JPY	(21,905,955)	82,535
Long Gilt	(52)	9/2022	GBP	(7,214,888)	267,677
U.S. Treasury 5 Year Note	(30)	9/2022	USD	(3,367,500)	(4,177)
U.S. Treasury 10 Year Note	(21)	9/2022	USD	(2,489,156)	35,691
U.S. Treasury 10 Year Ultra Note	(33)	9/2022	USD	(4,203,375)	2,612
U.S. Treasury Long Bond	(36)	9/2022	USD	(4,990,500)	(14,629)
U.S. Treasury Ultra Bond	(19)	9/2022	USD	(2,932,531)	(85,759)
3 Month SOFR	(102)	9/2023	USD	(24,690,375)	(34,642)

					(402,439)

					215,793

See Notes to Financial Statements.

1429

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Forward Foreign Currency Contracts outstanding as of June 30, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	187,911	DKK	1,255,000	Barclays Bank plc	7/1/2022	11,090
USD	494,820	DKK	3,332,367	Deutsche Bank AG	7/1/2022	25,310
AUD	4,705,000	USD	3,240,334	HSBC Bank plc	7/5/2022	7,293
USD	1,888,778	AUD	2,704,000	JPMorgan Chase Bank	7/5/2022	22,342
USD	6,244	BRL	32,458	Goldman Sachs Bank USA**	7/5/2022	42
USD	83,241	EUR	79,000	Barclays Bank plc	7/5/2022	453
USD	4,593,967	EUR	4,260,000	HSBC Bank plc	7/5/2022	129,700
USD	13,009,278	GBP	10,289,000	Bank of America	7/5/2022	484,478
USD	84,828	GBP	69,000	Barclays Bank plc	7/5/2022	834
USD	652,467	DKK	4,577,338	Bank of America	8/1/2022	6,342
USD	4,429,596	EUR	4,203,000	HSBC Bank plc	8/2/2022	16,698
USD	1,075,388	PEN	4,028,187	Goldman Sachs Bank USA**	8/8/2022	27,245
USD	188,220	PEN	715,934	JPMorgan Chase Bank**	8/8/2022	1,933
JPY	201,000,000	USD	1,478,972	Deutsche Bank AG	8/16/2022	6,582
USD	60,763	JPY	8,200,000	Bank of America	8/16/2022	159
USD	85,428	JPY	11,000,000	Barclays Bank plc	8/16/2022	4,129
USD	73,649	JPY	9,300,000	HSBC Bank plc	8/16/2022	4,914
USD	1,927,564	JPY	259,000,000	JPMorgan Chase Bank	8/16/2022	13,342
USD	81,046	COP	309,695,000	JPMorgan Chase Bank**	8/24/2022	7,110
USD	57,021	MXN	1,156,538	BNP Paribas	8/24/2022	55
USD	96,105	MXN	1,943,000	JPMorgan Chase Bank	8/24/2022	400
USD	57,082	CAD	73,000	JPMorgan Chase Bank	9/21/2022	362
USD	1,021,976	EUR	965,000	BNP Paribas	9/21/2022	4,892
USD	169,041	MYR	740,401	Goldman Sachs Bank USA**	9/21/2022	976

Total unrealized appreciation						776,681

DKK	2,355,696	USD	334,868	Bank of America	7/1/2022	(2,965)
AUD	1,544,000	USD	1,115,156	Barclays Bank plc	7/5/2022	(49,410)
BRL	6,332,458	USD	1,223,476	Goldman Sachs Bank USA**	7/5/2022	(13,480)
EUR	1,533,000	USD	1,636,801	Barclays Bank plc	7/5/2022	(30,293)
GBP	222,000	USD	271,113	Barclays Bank plc	7/5/2022	(872)
GBP	219,000	USD	275,882	JPMorgan Chase Bank	7/5/2022	(9,293)
USD	2,444,586	AUD	3,545,000	JPMorgan Chase Bank	7/5/2022	(2,351)
USD	1,104,662	BRL	6,300,000	Goldman Sachs Bank USA**	7/5/2022	(99,132)
USD	155,054	EUR	149,000	Barclays Bank plc	7/5/2022	(1,091)
USD	1,304,548	EUR	1,248,000	JPMorgan Chase Bank	7/5/2022	(3,294)
USD	391,746	GBP	324,000	Barclays Bank plc	7/5/2022	(2,659)
USD	369,204	PEN	1,492,174	Bank of America**	7/26/2022	(19,624)
BRL	32,458	USD	6,195	Goldman Sachs Bank USA**	8/2/2022	(47)
USD	3,240,757	AUD	4,705,000	HSBC Bank plc	8/2/2022	(7,557)
USD	49,072	EUR	47,000	Barclays Bank plc	8/2/2022	(275)
USD	12,443,276	GBP	10,241,000	Bank of America	8/2/2022	(29,316)
CLP	11,566,950	USD	13,804	HSBC Bank plc**	8/5/2022	(1,290)
JPY	50,000,000	USD	376,926	Bank of America	8/16/2022	(7,385)
NOK	11,863,656	USD	1,246,008	Bank of America	8/16/2022	(40,458)
NOK	21,350,404	USD	2,181,863	Barclays Bank plc	8/16/2022	(12,298)
USD	2,420,939	NOK	24,135,000	Deutsche Bank AG	8/16/2022	(31,589)
USD	817,595	NOK	8,110,000	JPMorgan Chase Bank	8/16/2022	(6,520)
MXN	1,837,733	USD	92,575	Toronto Dominion Bank	8/24/2022	(2,055)
USD	536,678	MXN	10,930,000	Toronto Dominion Bank	8/24/2022	(1,692)
IDR	200,664,939	USD	13,557	JPMorgan Chase Bank**	9/21/2022	(107)

Total unrealized depreciation						(375,053)

Net unrealized appreciation						401,628

**	Non-deliverable forward.

See Notes to Financial Statements.

1430

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Written Put Options Contracts as of June 30, 2022 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
3 Month Eurodollar	Exchange Traded	65	USD (16,250,000)	USD 96.50	12/18/2023	(92,219)

Total Written Options Contracts (Premiums Received ($75,241))						(92,219)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$69,642,735	$—	$69,642,735
Collateralized Mortgage Obligations	—	82,546,396	—	82,546,396
Commercial Mortgage-Backed Securities	—	59,702,474	—	59,702,474
Corporate Bonds
Communication Services	—	15,892,161	—	15,892,161
Consumer Discretionary	—	10,608,104	—	10,608,104
Consumer Staples	—	8,261,842	—	8,261,842
Energy	—	15,893,809	—	15,893,809
Financials	—	86,850,969	—	86,850,969
Health Care	—	15,576,221	—	15,576,221
Industrials	—	18,102,313	—	18,102,313
Information Technology	—	21,414,770	—	21,414,770
Materials	—	5,326,061	—	5,326,061
Real Estate	—	13,624,006	—	13,624,006
Utilities	—	24,373,365	—	24,373,365
Foreign Government Securities	—	11,152,403	1,162	11,153,565
Forward Currency Contracts	—	776,681	—	776,681
Futures	1,040,193	—	—	1,040,193
Loan Participations
Consumer Discretionary	—	792,284	—	792,284
Financials	—	896,729	—	896,729
Mortgage-Backed Securities	—	206,439,773	—	206,439,773
Municipal Bonds	—	2,027,206	—	2,027,206
Short-Term Investments
Foreign Government Treasury Bill	—	—	10,092	10,092
Investment Companies	6,459,281	—	—	6,459,281
Repurchase Agreements	—	5,311,214	—	5,311,214
U.S. Treasury Obligations	—	40,718,811	—	40,718,811
Supranational	—	6,567,469	—	6,567,469
U.S. Government Agency Securities	—	12,330,472	—	12,330,472
U.S. Treasury Obligations	—	275,641,130	—	275,641,130

Total Assets	$7,499,474	$1,010,469,398	$11,254	$1,017,980,126

See Notes to Financial Statements.

1431

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Liabilities:
Forward Currency Contracts	$—	$(375,053)	$—	$(375,053)
Futures	(824,400)	—	—	(824,400)
Mortgage-Backed Securities	—	(3,059,856)	—	(3,059,856)
Options Written
Put Options Written	(92,219)	—	—	(92,219)

Total Liabilities	$(916,619)	$(3,434,909)	$—	$(4,351,528)

Total	$6,582,855	$1,007,034,489	$11,254	$1,013,628,598

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$1,040,193	*
Foreign exchange contracts	Receivables	776,681

Total		$1,816,874

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(916,619	)*
Foreign exchange contracts	Payables	(375,053)

Total		$(1,291,672)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$229	$(2,238,054)	$—	$(2,237,825)
Foreign exchange contracts	—	—	597,131	597,131

Total	$229	$(2,238,054)	$597,131	$(1,640,694)

See Notes to Financial Statements.

1432

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(21,089)	$(12,626)	$—	$(33,715)
Foreign exchange contracts	—	—	716,045	716,045

Total	$(21,089)	$(12,626)	$716,045	$682,330

^ This Portfolio held forward foreign currency contracts, futures contracts and option contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $71,812,000, futures contracts with an average notional balance of approximately $122,889,000 and option contracts with an average notional balance of approximately $82,000 during the six months ended June 30, 2022.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2022:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$490,979	$(99,748)	$(320,000)	$71,231
Barclays Bank plc	16,506	(16,506)	—	—
BNP Paribas	4,947	—	—	4,947
Deutsche Bank AG	31,892	(31,589)	—	303
Goldman Sachs Bank USA	28,263	(28,263)	—	—
HSBC Bank plc	158,605	(8,847)	(100,000)	49,758
JPMorgan Chase Bank	45,489	(21,565)	—	23,924

Total	$776,681	$(206,518)	$(420,000)	$150,163

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged*	Net Amount Due to Counterparty
Bank of America	$99,748	$(99,748)	$—	$—
Barclays Bank plc	96,898	(16,506)	(80,392)	—
Deutsche Bank AG	31,589	(31,589)	—	—
Goldman Sachs Bank USA	112,659	(28,263)	—	84,396
HSBC Bank plc	8,847	(8,847)	—	—
JPMorgan Chase Bank	21,565	(21,565)	—	—
Toronto-Dominion Bank	3,747	—	—	3,747

Total	$375,053	$(206,518)	$(80,392)	$88,143

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
*	The table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged is $30,590.

See Notes to Financial Statements.

1433

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,310,058,444
Long-term U.S. government debt securities	60,225,861

$1,370,284,305

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,310,190,984
Long-term U.S. government debt securities	65,251,161

$1,375,442,145

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,652,458
Aggregate gross unrealized depreciation	(109,397,904)

Net unrealized depreciation	$(105,745,446)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,119,374,044

See Notes to Financial Statements.

1434

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MULTIMANAGER CORE BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $1,115,241,247)	$1,010,852,038
Repurchase Agreements (Cost $5,311,214)	5,311,214
Cash	17,258,873
Foreign cash (Cost $543,266)	531,755
Cash held as collateral at broker for futures	1,082,000
Receivable for forward settling transactions	100,089,774
Receivable for securities sold	16,733,563
Dividends, interest and other receivables	4,665,393
Due from Custodian	884,241
Unrealized appreciation on forward foreign currency contracts	776,681
Due from broker for futures variation margin	323,563
Receivable for Portfolio shares sold	36,074
Securities lending income receivable	3,986
Other assets	10,534

Total assets	1,158,559,689

LIABILITIES
Payable for forward settling transactions	186,922,911
Payable for securities purchased	31,750,672
Payable for return of collateral on securities loaned	7,311,214
Securities sold short (Proceeds received $3,056,755)	3,059,856
Payable for return of cash collateral on forward foreign currency contracts	420,000
Unrealized depreciation on forward foreign currency contracts	375,053
Investment management fees payable	314,249
Payable for Portfolio shares redeemed	291,793
Payable for return of cash collateral on forward settling transactions	175,000
Administrative fees payable	93,726
Options written, at value (Premiums received $75,241)	92,219
Distribution fees payable – Class IB	53,256
Distribution fees payable – Class IA	5,319
Other liabilities	247,471
Accrued expenses	239,848

Total liabilities	231,352,587

NET ASSETS	$927,207,102

Net assets were comprised of:
Paid in capital	$1,063,561,802
Total distributable earnings (loss)	(136,354,700)

Net assets	$927,207,102

Class IA
Net asset value, offering and redemption price per share, $25,868,724 / 2,922,904 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.85

Class IB
Net asset value, offering and redemption price per share, $257,386,613 / 29,001,004 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.88

Class K
Net asset value, offering and redemption price per share, $643,951,765 / 72,716,868 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.86

(x)	Includes value of securities on loan of $7,839,268.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Interest (net of $262 foreign withholding tax)	$12,297,484
Dividends	26,984
Securities lending (net)	17,094

Total income	12,341,562

EXPENSES
Investment management fees	2,705,400
Administrative fees	594,779
Distribution fees – Class IB	345,267
Custodian fees	133,245
Professional fees	53,529
Distribution fees – Class IA	34,956
Printing and mailing expenses	23,428
Trustees’ fees	15,710
Miscellaneous	71,963

Gross expenses	3,978,277
Less: Waiver from investment manager	(621,695)

Net expenses	3,356,582

NET INVESTMENT INCOME (LOSS)	8,984,980

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(18,872,158)
Futures contracts	(2,238,054)
Forward foreign currency contracts	597,131
Foreign currency transactions	(151,147)
Options written	27,764
Securities sold short	69,970

Net realized gain (loss)	(20,566,494)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(92,337,025)
Futures contracts	(12,626)
Forward foreign currency contracts	716,045
Foreign currency translations	(16,011)
Options written	(18,377)
Securities sold short	(3,461)

Net change in unrealized appreciation (depreciation)	(91,671,455)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(112,237,949)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(103,252,969)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,984,980	$16,860,253
Net realized gain (loss)	(20,566,494)	1,017,516
Net change in unrealized appreciation (depreciation)	(91,671,455)	(31,270,206)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(103,252,969)	(13,392,437)

Distributions to shareholders:
Class IA	(243,656)	(480,585)
Class IB	(2,397,936)	(4,723,055)
Class K	(6,846,637)	(14,016,298)

Total distributions to shareholders	(9,488,229)	(19,219,938)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 90,928 and 308,325 shares, respectively ]	846,194	3,083,962
Capital shares issued in reinvestment of dividends and distributions [ 26,460 and 48,170 shares, respectively ]	243,656	480,585
Capital shares repurchased [ (264,260) and (271,364) shares, respectively ]	(2,403,132)	(2,720,143)

Total Class IA transactions	(1,313,282)	844,404

Class IB
Capital shares sold [ 1,893,739 and 5,347,435 shares, respectively ]	17,749,974	53,764,213
Capital shares issued in reinvestment of dividends and distributions [ 259,727 and 472,094 shares, respectively ]	2,397,936	4,723,055
Capital shares repurchased [ (3,435,390) and (2,894,917) shares, respectively ]	(31,728,426)	(29,044,371)

Total Class IB transactions	(11,580,516)	29,442,897

Class K
Capital shares sold [ 345,747 and 11,874,212 shares, respectively ]	3,227,955	119,478,458
Capital shares issued in reinvestment of dividends and distributions [ 742,737 and 1,403,883 shares, respectively ]	6,846,637	14,016,298
Capital shares repurchased [ (5,639,165) and (7,292,851) shares, respectively ]	(52,882,441)	(73,015,060)

Total Class K transactions	(42,807,849)	60,479,696

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(55,701,647)	90,766,997

TOTAL INCREASE (DECREASE) IN NET ASSETS	(168,442,845)	58,154,622
NET ASSETS:
Beginning of period	1,095,649,947	1,037,495,325

End of period	$927,207,102	$1,095,649,947

See Notes to Financial Statements.

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MULTIMANAGER CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IA			2021	2020	2019		2018		2017
Net asset value, beginning of period	$9.89		$10.20	$9.96	$9.56		$9.86		$9.78

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.14	0.17	0.23		0.22		0.18
Net realized and unrealized gain (loss)	(1.02)		(0.29)	0.46	0.46		(0.26)		0.11

Total from investment operations	(0.94)		(0.15)	0.63	0.69		(0.04)		0.29

Less distributions:
Dividends from net investment income	(0.10)		(0.15)	(0.20)	(0.21)		(0.26)		(0.21)
Distributions from net realized gains	—		(0.01)	(0.19)	(0.08)		—		—

Total dividends and distributions	(0.10)		(0.16)	(0.39)	(0.29)		(0.26)		(0.21)

Net asset value, end of period	$8.85		$9.89	$10.20	$9.96		$9.56		$9.86

Total return (b)	(9.73)%		(1.47)%	6.31%	7.33%		(0.37)%		2.95%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$25,869		$30,369	$30,439	$27,944		$28,429		$29,623
Ratio of expenses to average net assets:
After waivers (a)(f)	0.85%		0.89%	0.90%	0.93	%(g)	0.96	%(g)	0.90%
Before waivers (a)(f)	0.98%		0.97%	1.00%	1.03	%(g)	1.06	%(g)	1.00%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.64%		1.38%	1.66%	2.35%		2.30%		1.85%
Before waivers (a)(f)	1.51%		1.30%	1.56%	2.24%		2.20%		1.74%
Portfolio turnover rate^	132	%(z)	246%	324%	314%		312%		359%

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021	2020	2019		2018		2017
Net asset value, beginning of period	$9.92		$10.23	$9.99	$9.58		$9.88		$9.80

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.14	0.17	0.23		0.22		0.18
Net realized and unrealized gain (loss)	(1.02)		(0.29)	0.46	0.47		(0.26)		0.11

Total from investment operations	(0.94)		(0.15)	0.63	0.70		(0.04)		0.29

Less distributions:
Dividends from net investment income	(0.10)		(0.15)	(0.20)	(0.21)		(0.26)		(0.21)
Distributions from net realized gains	—		(0.01)	(0.19)	(0.08)		—		—

Total dividends and distributions	(0.10)		(0.16)	(0.39)	(0.29)		(0.26)		(0.21)

Net asset value, end of period	$8.88		$9.92	$10.23	$9.99		$9.58		$9.88

Total return (b)	(9.70)%		(1.47)%	6.29%	7.42%		(0.37)%		2.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$257,387		$300,420	$279,779	$269,676		$253,339		$281,820
Ratio of expenses to average net assets:
After waivers (a)(f)	0.85%		0.89%	0.90%	0.93	%(g)	0.96	%(g)	0.90%
Before waivers (a)(f)	0.98%		0.97%	1.00%	1.03	%(g)	1.06	%(g)	1.00%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.64%		1.38%	1.67%	2.35%		2.30%		1.84%
Before waivers (a)(f)	1.51%		1.30%	1.57%	2.24%		2.20%		1.74%
Portfolio turnover rate^	132	%(z)	246%	324%	314%		312%		359%

See Notes to Financial Statements.

1437

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MULTIMANAGER CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021	2020	2019		2018		2017
Net asset value, beginning of period	$9.90		$10.20	$9.97	$9.56		$9.86		$9.78

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.16	0.20	0.26		0.24		0.21
Net realized and unrealized gain (loss)	(1.02)		(0.28)	0.44	0.47		(0.26)		0.10

Total from investment operations	(0.93)		(0.12)	0.64	0.73		(0.02)		0.31

Less distributions:
Dividends from net investment income	(0.11)		(0.17)	(0.22)	(0.24)		(0.28)		(0.23)
Distributions from net realized gains	—		(0.01)	(0.19)	(0.08)		—		—

Total dividends and distributions	(0.11)		(0.18)	(0.41)	(0.32)		(0.28)		(0.23)

Net asset value, end of period	$8.86		$9.90	$10.20	$9.97		$9.56		$9.86

Total return (b)	(9.60)%		(1.15)%	6.46%	7.71%		(0.12)%		3.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$643,952		$764,860	$727,277	$608,354		$423,776		$458,937
Ratio of expenses to average net assets:
After waivers (a)(f)	0.60%		0.64%	0.65%	0.68	%(g)	0.71	%(g)	0.65%
Before waivers (a)(f)	0.73%		0.72%	0.75%	0.78	%(g)	0.81	%(g)	0.75%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.89%		1.63%	1.91%	2.59%		2.55%		2.09%
Before waivers (a)(f)	1.76%		1.55%	1.81%	2.48%		2.45%		1.99%
Portfolio turnover rate^	132	%(z)	246%	324%	314%		312%		359%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.03% and 0.06% for the years ended December 31, 2019 and 2018, respectively for each class.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1438

MULTIMANAGER TECHNOLOGY PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
Information Technology	48.6%
Exchange Traded Funds	33.7
Communication Services	9.5
Consumer Discretionary	7.0
Repurchase Agreement	0.7
Health Care	0.4
Investment Company	0.4
Industrials	0.2
Cash and Other	(0.5)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class IA
Actual	$1,000.00	$660.70	$4.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.94	5.91
Class IB
Actual	1,000.00	660.80	4.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.94	5.91
Class K
Actual	1,000.00	661.60	3.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.18	4.66

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.18%, 1.18% and 0.93%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.5%)
Entertainment (0.8%)
Activision Blizzard, Inc.	34,695	$2,701,353
Electronic Arts, Inc.	28,755	3,498,046
Playtika Holding Corp.*	4,575	60,573
Roku, Inc.*	34,592	2,841,387
Take-Two Interactive Software, Inc.*	7,016	859,644

		9,961,003

Interactive Media & Services (8.7%)
Alphabet, Inc., Class A*	21,865	47,649,520
Alphabet, Inc., Class C*	8,304	18,164,585
Bumble, Inc., Class A*	3,218	90,587
Cargurus, Inc.*	128,215	2,755,340
Eventbrite, Inc., Class A (x)*	3,548	36,438
IAC/InterActiveCorp*	3,731	283,444
Match Group, Inc.*	12,673	883,181
Meta Platforms, Inc., Class A*	194,580	31,376,025
Pinterest, Inc., Class A*	25,501	463,098
Snap, Inc., Class A*	213,834	2,807,640
Tencent Holdings Ltd.	50,000	2,270,675
TripAdvisor, Inc.*	4,446	79,139
Twitter, Inc.*	33,847	1,265,539
Vimeo, Inc.*	6,962	41,911
Yelp, Inc.*	2,956	82,088
Ziff Davis, Inc.*	2,099	156,439
ZoomInfo Technologies, Inc., Class A*	13,425	446,247

		108,851,896

Total Communication Services		118,812,899

Consumer Discretionary (7.0%)
Hotels, Restaurants & Leisure (0.6%)
Airbnb, Inc., Class A*	34,505	3,073,705
Trainline plc (m)*	1,442,364	5,060,401

		8,134,106

Internet & Direct Marketing Retail (6.4%)
Amazon.com, Inc.*	676,581	71,859,668
Chewy, Inc., Class A (x)*	4,025	139,748
ContextLogic, Inc., Class A (x)*	15,416	24,666
DoorDash, Inc., Class A*	7,406	475,243
eBay, Inc.	24,842	1,035,166
Etsy, Inc.*	80,607	5,901,239
Overstock.com, Inc. (x)*	1,896	47,419
Qurate Retail, Inc.	15,253	43,776
Revolve Group, Inc.*	1,806	46,793
Shutterstock, Inc.	1,029	58,972
Stitch Fix, Inc., Class A*	3,682	18,189
Wayfair, Inc., Class A (x)*	3,530	153,767

		79,804,646

Total Consumer Discretionary		87,938,752

Health Care (0.4%)
Health Care Equipment & Supplies (0.4%)
Hoya Corp.	66,076	5,648,499

Total Health Care		5,648,499

Industrials (0.2%)
Professional Services (0.2%)
Leidos Holdings, Inc.	22,346	2,250,466

Total Industrials		2,250,466

Information Technology (48.6%)
Communications Equipment (2.7%)
ADTRAN, Inc.	2,180	38,215
Arista Networks, Inc.*	81,435	7,633,717
Calix, Inc.*	2,466	84,189
Ciena Corp.*	6,750	308,475
Cisco Systems, Inc.	184,336	7,860,087
Clearfield, Inc.*	507	31,409
CommScope Holding Co., Inc.*	9,197	56,286
Digi International, Inc.*	1,558	37,735
DZS, Inc.*	760	12,365
Extreme Networks, Inc.*	5,806	51,789
F5, Inc.*	64,345	9,847,359
Harmonic, Inc.*	4,637	40,203
Infinera Corp.*	9,549	51,183
Juniper Networks, Inc.	14,337	408,604
Lumentum Holdings, Inc.*	3,062	243,184
Motorola Solutions, Inc.	7,424	1,556,070
NETGEAR, Inc.*	1,277	23,650
NetScout Systems, Inc.*	3,276	110,893
Nokia OYJ (ADR) (x)	1,074,626	4,954,026
Plantronics, Inc.*	1,898	75,313
Ubiquiti, Inc. (x)	268	66,520
Viasat, Inc.*	3,303	101,171
Viavi Solutions, Inc.*	10,110	133,755

		33,726,198

Electronic Equipment, Instruments & Components (1.5%)
Advanced Energy Industries, Inc.	1,667	121,658
Amphenol Corp., Class A	26,497	1,705,877
Arrow Electronics, Inc.*	2,930	328,424
Avnet, Inc.	4,334	185,842
Badger Meter, Inc.	1,299	105,076
Belden, Inc.	1,964	104,622
Benchmark Electronics, Inc.	1,559	35,171
CDW Corp.	5,996	944,730
Celestica, Inc.*	4,679	45,480
Cognex Corp.	7,709	327,787
Coherent, Inc.*	1,101	293,108
Corning, Inc.	33,730	1,062,832
ePlus, Inc.*	1,193	63,372
Fabrinet*	1,632	132,355
Flex Ltd.*	403,382	5,836,937
II-VI, Inc. (x)*	4,724	240,688
Insight Enterprises, Inc.*	1,556	134,252
IPG Photonics Corp.*	1,542	145,148
Itron, Inc.*	2,000	98,860
Jabil, Inc.	6,266	320,882
Keysight Technologies, Inc.*	8,075	1,113,139
Knowles Corp.*	4,071	70,550
Littelfuse, Inc.	1,098	278,936
Methode Electronics, Inc.	1,639	60,709
Mirion Technologies, Inc. (x)*	4,605	26,525
National Instruments Corp.	5,821	181,790
Novanta, Inc.*	1,584	192,092
OSI Systems, Inc.*	703	60,064

See Notes to Financial Statements.

1440

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
PAR Technology Corp. (x)*	1,141	$42,776
Plexus Corp.*	1,230	96,555
Rogers Corp.*	831	217,797
Sanmina Corp.*	2,700	109,971
TD SYNNEX Corp.	1,834	167,077
TE Connectivity Ltd.	14,296	1,617,592
Teledyne Technologies, Inc.*	2,079	779,854
Trimble, Inc.*	11,100	646,353
TTM Technologies, Inc.*	4,482	56,025
Vishay Intertechnology, Inc.	5,854	104,318
Vontier Corp.	7,144	164,241
Zebra Technologies Corp., Class A*	2,330	684,903

		18,904,368

IT Services (11.0%)
Accenture plc, Class A	28,106	7,803,631
Affirm Holdings, Inc. (x)*	7,330	132,380
Akamai Technologies, Inc.*	7,113	649,630
Automatic Data Processing, Inc.	18,537	3,893,511
BigCommerce Holdings, Inc.*	2,677	43,367
Block, Inc., Class A*	112,694	6,926,173
Bread Financial Holdings, Inc.	2,209	81,866
Broadridge Financial Solutions, Inc.	5,202	741,545
CGI, Inc.*	9,461	753,663
Cloudflare, Inc., Class A*	12,481	546,044
Cognizant Technology Solutions Corp., Class A	23,126	1,560,774
Concentrix Corp.	1,909	258,937
Conduent, Inc.*	7,271	31,411
CSG Systems International, Inc.	1,380	82,358
Cyxtera Technologies, Inc. (x)*	1,585	17,974
DXC Technology Co.*	10,848	328,803
EPAM Systems, Inc.*	2,536	747,562
Euronet Worldwide, Inc.*	2,243	225,623
Evertec, Inc.	2,635	97,179
ExlService Holdings, Inc.*	1,477	217,606
Fastly, Inc., Class A*	4,880	56,657
Fidelity National Information Services, Inc.	27,102	2,484,440
Fiserv, Inc.*	25,814	2,296,672
FleetCor Technologies, Inc.*	41,614	8,743,518
Gartner, Inc.*	3,574	864,300
Genpact Ltd.	198,995	8,429,428
Global Payments, Inc.	125,774	13,915,635
GoDaddy, Inc., Class A*	56,050	3,898,838
Grid Dynamics Holdings, Inc.*	2,083	35,036
International Business Machines Corp.	39,911	5,635,034
Jack Henry & Associates, Inc.	3,233	582,005
Kyndryl Holdings, Inc.*	7,971	77,956
Marqeta, Inc., Class A (x)*	16,131	130,822
Mastercard, Inc., Class A	38,107	12,021,996
Maximus, Inc.	2,725	170,340
MongoDB, Inc.*	2,998	777,981
Nuvei Corp. (Non-Voting) (m)*	2,825	102,180
Okta, Inc.*	30,181	2,728,362
Paychex, Inc.	14,257	1,623,445
Payoneer Global, Inc. (x)*	8,694	34,080
PayPal Holdings, Inc.*	51,386	3,588,798
Perficient, Inc.*	1,537	140,928
Rackspace Technology, Inc. (x)*	2,807	20,126
Repay Holdings Corp.*	3,403	43,729
Sabre Corp.*	14,483	84,436
Shift4 Payments, Inc., Class A (x)*	2,380	78,683
Shopify, Inc., Class A*	50,670	1,582,931
Snowflake, Inc., Class A*	27,762	3,860,584
SolarWinds Corp.	1,994	20,439
Squarespace, Inc., Class A (x)*	1,260	26,359
SS&C Technologies Holdings, Inc.	9,836	571,177
Switch, Inc., Class A	6,141	205,724
TELUS International CDA, Inc.*	2,881	72,227
TTEC Holdings, Inc.	814	55,262
Twilio, Inc., Class A*	7,626	639,135
Unisys Corp.*	3,001	36,102
VeriSign, Inc.*	4,229	707,639
Verra Mobility Corp.*	5,684	89,296
Visa, Inc., Class A	143,037	28,162,555
Western Union Co. (The)	17,130	282,131
WEX, Inc.*	54,188	8,429,485

		138,446,508

Semiconductors & Semiconductor Equipment (12.8%)
ACM Research, Inc., Class A*	1,656	27,870
Advanced Micro Devices, Inc.*	228,885	17,502,836
Allegro MicroSystems, Inc.*	2,394	49,532
Ambarella, Inc.*	1,690	110,627
Amkor Technology, Inc.	4,453	75,478
Analog Devices, Inc.	23,221	3,392,356
Applied Materials, Inc.	39,199	3,566,325
Axcelis Technologies, Inc.*	1,465	80,341
Broadcom, Inc.	17,967	8,728,548
Cirrus Logic, Inc.*	2,542	184,397
CMC Materials, Inc.	1,270	221,602
Cohu, Inc.*	2,158	59,884
Diodes, Inc.*	2,008	129,657
Enphase Energy, Inc.*	5,992	1,169,878
Entegris, Inc.	6,030	555,544
First Solar, Inc.*	4,398	299,636
FormFactor, Inc.*	3,464	134,161
Ichor Holdings Ltd.*	1,270	32,995
Impinj, Inc.*	867	50,867
Intel Corp.	181,443	6,787,783
KLA Corp.	41,591	13,270,856
Kulicke & Soffa Industries, Inc.	2,624	112,333
Lam Research Corp.	6,155	2,622,953
Lattice Semiconductor Corp.*	6,106	296,141
MACOM Technology Solutions Holdings, Inc.*	2,171	100,083
Marvell Technology, Inc.	207,761	9,043,836
MaxLinear, Inc.*	3,158	107,309
Microchip Technology, Inc.	24,671	1,432,892
Micron Technology, Inc.	184,431	10,195,346
MKS Instruments, Inc.	2,470	253,496
Monolithic Power Systems, Inc.	1,946	747,342
NVIDIA Corp.	111,112	16,843,468
NXP Semiconductors NV	11,651	1,724,698
ON Semiconductor Corp.*	119,998	6,037,099
Onto Innovation, Inc.*	2,199	153,358
Power Integrations, Inc.	2,587	194,051
Qorvo, Inc.*	4,812	453,868
QUALCOMM, Inc.	49,698	6,348,423
Rambus, Inc.*	4,892	105,129
Semtech Corp.*	2,816	154,796
Silicon Laboratories, Inc.*	1,623	227,577

See Notes to Financial Statements.

1441

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
SiTime Corp.*	691	$112,654
SK Hynix, Inc.	48,323	3,380,005
Skyworks Solutions, Inc.	7,141	661,542
SolarEdge Technologies, Inc.*	2,458	672,705
SunPower Corp. (x)*	3,703	58,544
Synaptics, Inc.*	1,758	207,532
Taiwan Semiconductor Manufacturing Co. Ltd.	229,000	3,647,197
Teradyne, Inc.	112,566	10,080,285
Texas Instruments, Inc.	176,485	27,116,920
Ultra Clean Holdings, Inc.*	2,001	59,570
Universal Display Corp.	1,927	194,897
Wolfspeed, Inc.*	5,486	348,087

		160,125,309

Software (16.8%)
8x8, Inc.*	5,251	27,043
ACI Worldwide, Inc.*	5,093	131,858
Adobe, Inc.*	20,966	7,674,814
Alarm.com Holdings, Inc.*	2,045	126,504
Altair Engineering, Inc., Class A*	2,309	121,222
Alteryx, Inc., Class A*	2,683	129,911
ANSYS, Inc.*	3,860	923,659
Appfolio, Inc., Class A*	890	80,670
Appian Corp. (x)*	1,813	85,864
Asana, Inc., Class A*	3,714	65,292
Aspen Technology, Inc.*	1,242	228,131
Autodesk, Inc.*	9,652	1,659,758
Avalara, Inc.*	22,027	1,555,106
Bentley Systems, Inc., Class B	8,326	277,256
Bill.com Holdings, Inc.*	4,118	452,733
Black Knight, Inc.*	6,921	452,564
Blackbaud, Inc.*	2,020	117,301
BlackBerry Ltd. (x)*	23,050	124,239
Blackline, Inc.*	2,395	159,507
Box, Inc., Class A*	6,364	159,991
BTRS Holdings, Inc., Class 1 (x)*	3,408	16,972
C3.ai, Inc., Class A (x)*	3,195	58,341
Cadence Design Systems, Inc.*	12,236	1,835,767
CDK Global, Inc.	5,182	283,818
Cerence, Inc.*	1,744	44,001
Ceridian HCM Holding, Inc.*	152,405	7,175,227
Citrix Systems, Inc.	5,534	537,739
CommVault Systems, Inc.*	1,979	124,479
Confluent, Inc., Class A (x)*	5,197	120,778
Consensus Cloud Solutions, Inc.*	710	31,013
Coupa Software, Inc.*	3,331	190,200
Crowdstrike Holdings, Inc., Class A*	9,467	1,595,757
CS Disco, Inc. (x)*	572	10,319
Datadog, Inc., Class A*	11,428	1,088,403
Descartes Systems Group, Inc. (The)*	3,762	233,470
Digital Turbine, Inc.*	3,915	68,395
Docebo, Inc.*	598	17,145
DocuSign, Inc.*	8,870	508,961
Dolby Laboratories, Inc., Class A	2,876	205,807
Domo, Inc., Class B*	1,351	37,558
Dropbox, Inc., Class A*	11,884	249,445
Duck Creek Technologies, Inc.*	3,352	49,777
Dynatrace, Inc.*	8,749	345,061
E2open Parent Holdings, Inc. (x)*	7,890	61,384
Elastic NV*	3,235	218,912
Envestnet, Inc.*	2,449	129,234
Everbridge, Inc.*	1,755	48,947
Fair Isaac Corp.*	1,151	461,436
Five9, Inc.*	27,988	2,550,826
Fortinet, Inc.*	29,560	1,672,505
Guidewire Software, Inc.*	53,971	3,831,401
HashiCorp, Inc., Class A (x)*	125,427	3,692,571
HubSpot, Inc.*	2,014	605,509
InterDigital, Inc.	1,370	83,296
Intuit, Inc.	12,549	4,836,887
Jamf Holding Corp. (x)*	2,443	60,513
Lightspeed Commerce, Inc. (x)*	5,947	132,618
LivePerson, Inc.*	3,072	43,438
LiveRamp Holdings, Inc.*	3,025	78,075
Mandiant Corp.*	10,649	232,361
Manhattan Associates, Inc.*	2,801	320,995
Marathon Digital Holdings, Inc. (x)*	4,717	25,189
Matterport, Inc. (x)*	9,509	34,803
Microsoft Corp.	323,523	83,090,412
MicroStrategy, Inc., Class A (x)*	414	68,020
Momentive Global, Inc. (x)*	5,792	50,970
Money Forward, Inc.*	63,200	1,577,792
N-able, Inc.*	3,034	27,306
nCino, Inc.*	2,537	78,444
NCR Corp.*	6,061	188,558
New Relic, Inc.*	2,643	132,282
NortonLifeLock, Inc.	25,819	566,985
Nutanix, Inc., Class A*	9,787	143,184
Open Text Corp.	12,002	454,156
Oracle Corp.	69,853	4,880,629
PagerDuty, Inc.*	3,465	85,863
Palantir Technologies, Inc., Class A*	72,561	658,128
Palo Alto Networks, Inc.*	16,143	7,973,673
Paycom Software, Inc.*	2,137	598,616
Paylocity Holding Corp.*	1,761	307,154
Pegasystems, Inc.	1,815	86,830
Ping Identity Holding Corp.*	2,725	49,431
Progress Software Corp.	1,942	87,973
PROS Holdings, Inc.*	1,804	47,319
PTC, Inc.*	4,672	496,820
Q2 Holdings, Inc.*	2,538	97,891
Qualtrics International, Inc., Class A*	128,941	1,613,052
Qualys, Inc.*	1,482	186,939
Rapid7, Inc.*	31,961	2,134,995
RingCentral, Inc., Class A*	3,769	196,968
Riot Blockchain, Inc. (x)*	4,848	20,313
Roper Technologies, Inc.	4,700	1,854,855
Sailpoint Technologies Holdings, Inc. (x)*	4,183	262,190
Salesforce, Inc.*	112,303	18,534,487
SentinelOne, Inc., Class A (x)*	61,865	1,443,310
ServiceNow, Inc.*	23,554	11,200,398
Smartsheet, Inc., Class A*	5,717	179,685
Splunk, Inc.*	7,141	631,693
Sprout Social, Inc., Class A*	2,060	119,624
SPS Commerce, Inc.*	1,602	181,106
Sumo Logic, Inc.*	4,050	30,334
Synopsys, Inc.*	6,794	2,063,338
Tenable Holdings, Inc.*	4,171	189,405
Teradata Corp.*	4,646	171,948
Trade Desk, Inc. (The), Class A*	19,617	821,756

See Notes to Financial Statements.

1442

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Tyler Technologies, Inc.*	1,840	$611,763
UiPath, Inc., Class A (x)*	124,130	2,257,925
Unity Software, Inc. (x)*	7,356	270,848
Varonis Systems, Inc.*	76,683	2,248,346
Verint Systems, Inc.*	2,870	121,544
VMware, Inc., Class A	8,968	1,022,173
Vonage Holdings Corp.*	11,203	211,064
Workday, Inc., Class A*	63,827	8,908,973
Workiva, Inc.*	2,138	141,087
Xperi Holding Corp.	4,613	66,566
Zendesk, Inc.*	5,438	402,793
Zoom Video Communications, Inc., Class A*	10,084	1,088,769
Zscaler, Inc.*	3,568	533,452
Zuora, Inc., Class A*	5,375	48,106

		210,020,997

Technology Hardware, Storage & Peripherals (3.8%)
3D Systems Corp. (x)*	5,784	56,105
Apple, Inc.	279,621	38,229,783
Avid Technology, Inc.*	1,576	40,897
Corsair Gaming, Inc. (x)*	1,482	19,459
Dell Technologies, Inc., Class C	12,172	562,468
Hewlett Packard Enterprise Co.	57,691	764,983
HP, Inc.	46,741	1,532,170
NetApp, Inc.	9,875	644,245
Pure Storage, Inc., Class A*	12,451	320,115
Samsung Electronics Co. Ltd.	86,166	3,774,472
Seagate Technology Holdings plc	8,771	626,600
Super Micro Computer, Inc.*	1,981	79,934
Western Digital Corp.*	13,896	622,958
Xerox Holdings Corp. (x)	5,291	78,571

		47,352,760

Total Information Technology		608,576,140

Total Common Stocks (65.7%) (Cost $647,199,535)		823,226,756

EXCHANGE TRADED FUNDS (ETF):
Equity (33.7%)
iShares Expanded Tech Sector ETF (x)‡	477,150	140,468,188
Technology Select Sector SPDR Fund	1,102,600	140,162,512
Vanguard Information Technology ETF (x)	433,000	141,396,151

Total Exchange Traded Funds (33.7%) (Cost $156,407,749)		422,026,851

SHORT-TERM INVESTMENTS:
Investment Company (0.4%)
BlackRock Liquidity FedFund, Institutional Shares (xx)	5,000,000	5,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.7%)
Deutsche Bank Securities, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $8,380,460, collateralized by various U.S. Government Agency Securities, ranging from 2.000%-4.000%, maturing 1/1/45-4/1/52; total market value $8,547,713. (xx)	$8,380,111	8,380,111

Total Short-Term Investments (1.1%) (Cost $13,380,111)		13,380,111

Total Investments in Securities (100.5%) (Cost $816,987,395)		1,258,633,718
Other Assets Less Liabilities (-0.5%)		(6,331,356)

Net Assets (100%)		$1,252,302,362

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2022, the market value of these securities amounted to $5,162,581 or 0.4% of net assets.

(x)	All or a portion of security is on loan at June 30, 2022.
(xx)

At June 30, 2022, the Portfolio had loaned securities with a total value of $12,923,181. This was collateralized by $140,237 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 7/14/22 – 5/15/52 and by cash of $13,380,111 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt

Investments in companies which were affiliates for the six months ended June 30, 2022, were as follows:

Security Description	Shares at June 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Expanded Tech Sector ETF (x)	477,150	203,551,623	15,761,167	(11,866,969)	642,939	(67,620,572)	140,468,188	188,171	—

See Notes to Financial Statements.

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$116,542,224	$2,270,675	$—	$118,812,899
Consumer Discretionary	82,878,351	5,060,401	—	87,938,752
Health Care	—	5,648,499	—	5,648,499
Industrials	2,250,466	—	—	2,250,466
Information Technology	596,196,674	12,379,466	—	608,576,140
Exchange Traded Funds	422,026,851	—	—	422,026,851
Short-Term Investments
Investment Company	5,000,000	—	—	5,000,000
Repurchase Agreement	—	8,380,111	—	8,380,111

Total Assets	$1,224,894,566	$33,739,152	$—	$1,258,633,718

Total Liabilities	$—	$—	$—	$—

Total	$1,224,894,566	$33,739,152	$—	$1,258,633,718

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$1,299	$1,299

Total	$1,299	$1,299

^ This Portfolio held forward foreign currency contracts for hedging.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $1,470,000 for one month during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$822,680,370
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$859,160,849

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$470,834,199
Aggregate gross unrealized depreciation	(39,882,110)

Net unrealized appreciation	$430,952,089

Federal income tax cost of investments in securities and derivative instruments, if applicable	$827,681,629

For the six months ended June 30, 2022, the Portfolio incurred approximately $31 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $65,456,307)	$140,468,188
Unaffiliated Issuers (Cost $743,150,977)	1,109,785,419
Repurchase Agreements (Cost $8,380,111)	8,380,111
Cash	7,917,806
Foreign cash (Cost $189)	188
Receivable for securities sold	1,960,079
Receivable for Portfolio shares sold	242,945
Dividends, interest and other receivables	152,718
Securities lending income receivable	50,201
Other assets	15,807

Total assets	1,268,973,462

LIABILITIES
Payable for return of collateral on securities loaned	13,380,111
Payable for securities purchased	1,200,396
Investment management fees payable	836,302
Payable for Portfolio shares redeemed	713,573
Distribution fees payable – Class IB	260,065
Administrative fees payable	133,351
Distribution fees payable – Class IA	7,487
Accrued expenses	139,815

Total liabilities	16,671,100

NET ASSETS	$1,252,302,362

Net assets were comprised of:
Paid in capital	$715,375,460
Total distributable earnings (loss)	536,926,902

Net assets	$1,252,302,362

Class IA
Net asset value, offering and redemption price per share, $33,748,713 / 1,191,125 shares outstanding (unlimited amount authorized: $0.01 par value)	$28.33

Class IB
Net asset value, offering and redemption price per share, $1,199,348,963 / 44,714,547 shares outstanding (unlimited amount authorized: $0.01 par value)	$26.82

Class K
Net asset value, offering and redemption price per share, $19,204,686 / 654,923 shares outstanding (unlimited amount authorized: $0.01 par value)	$29.32

(x)	Includes value of securities on loan of $12,923,181.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends ($188,171 of dividend income received from affiliates) (net of $70,187 foreign withholding tax)	$4,088,314
Interest	14,136
Securities lending (net)	112,261

Total income	4,214,711

EXPENSES
Investment management fees	7,217,124
Distribution fees – Class IB	1,873,793
Administrative fees	937,316
Custodian fees	89,108
Distribution fees – Class IA	54,222
Professional fees	52,760
Printing and mailing expenses	32,530
Trustees’ fees	25,548
Miscellaneous	18,751

Gross expenses	10,301,152
Less: Waiver from investment manager	(1,111,944)

Net expenses	9,189,208

NET INVESTMENT INCOME (LOSS)	(4,974,497)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($642,939 realized gain (loss) from affiliates)	49,053,006
Forward foreign currency contracts	1,299
Foreign currency transactions	(6,835)

Net realized gain (loss)	49,047,470

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(67,620,572) of change in unrealized appreciation (depreciation) from affiliates)	(702,348,545)
Foreign currency translations	(50,063)

Net change in unrealized appreciation (depreciation)	(702,398,608)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(653,351,138)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(658,325,635)

See Notes to Financial Statements.

1445

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MULTIMANAGER TECHNOLOGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(4,974,497)	$(13,487,727)
Net realized gain (loss)	49,047,470	266,789,126
Net change in unrealized appreciation (depreciation)	(702,398,608)	101,824,144

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(658,325,635)	355,125,543

Distributions to shareholders:
Class IA	—	(6,194,887)
Class IB	—	(236,381,268)
Class K	—	(3,504,072)

Total distributions to shareholders	—	(246,080,227)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 322,467 and 413,191 shares, respectively ]	11,146,425	17,622,583
Capital shares issued in reinvestment of dividends and distributions [ 0 and 144,328 shares, respectively]	—	6,194,887
Capital shares repurchased [ (363,614) and (443,586) shares, respectively ]	(12,101,432)	(18,956,797)

Total Class IA transactions	(955,007)	4,860,673

Class IB
Capital shares sold [ 2,498,482 and 4,293,724 shares, respectively ]	82,830,114	178,714,242
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,810,405 shares, respectively]	—	236,381,268
Capital shares repurchased [ (4,367,944) and (8,801,058) shares, respectively ]	(144,309,704)	(364,913,044)

Total Class IB transactions	(61,479,590)	50,182,466

Class K
Capital shares sold [ 159,136 and 268,127 shares, respectively ]	5,885,634	12,018,947
Capital shares issued in reinvestment of dividends and distributions [ 0 and 79,049 shares, respectively]	—	3,504,072
Capital shares repurchased [ (197,431) and (330,381) shares, respectively ]	(7,365,830)	(14,412,570)

Total Class K transactions	(1,480,196)	1,110,449

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(63,914,793)	56,153,588

TOTAL INCREASE (DECREASE) IN NET ASSETS	(722,240,428)	165,198,904
NET ASSETS:
Beginning of period	1,974,542,790	1,809,343,886

End of period	$1,252,302,362	$1,974,542,790

See Notes to Financial Statements.

1446

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IA			2021	2020	2019	2018	2017
Net asset value, beginning of period	$42.88		$40.24	$30.86	$24.48	$26.79	$20.83

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.11)		(0.31)	(0.18)	(0.10)	(0.11)	(0.07)
Net realized and unrealized gain (loss)	(14.44)		8.57	16.32	9.26	0.98	8.19

Total from investment operations	(14.55)		8.26	16.14	9.16	0.87	8.12

Less distributions:
Dividends from net investment income	—		—	— #	— #	—	— #
Distributions from net realized gains	—		(5.62)	(6.76)	(2.78)	(3.18)	(2.16)

Total dividends and distributions	—		(5.62)	(6.76)	(2.78)	(3.18)	(2.16)

Net asset value, end of period	$28.33		$42.88	$40.24	$30.86	$24.48	$26.79

Total return (b)	(33.93)%		20.82%	53.28%	37.84%	2.34%	39.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$33,749		$52,839	$45,002	$28,567	$23,255	$22,066
Ratio of expenses to average net assets:
After waivers (a)(f)	1.18%		1.18%	1.19%	1.20%	1.24%	1.25%
Before waivers (a)(f)	1.32%		1.31%	1.33%	1.34%	1.35%	1.36%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.64)%		(0.72)%	(0.50)%	(0.32)%	(0.36)%	(0.26)%
Before waivers (a)(f)	(0.78)%		(0.84)%	(0.64)%	(0.46)%	(0.48)%	(0.36)%
Portfolio turnover rate^	52	%(z)	47%	78%	52%	52%	51%

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class IB			2021	2020	2019	2018	2017
Net asset value, beginning of period	$40.59		$38.35	$29.63	$23.58	$25.92	$20.21

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.11)		(0.30)	(0.18)	(0.09)	(0.11)	(0.06)
Net realized and unrealized gain (loss)	(13.66)		8.16	15.66	8.92	0.95	7.93

Total from investment operations	(13.77)		7.86	15.48	8.83	0.84	7.87

Less distributions:
Dividends from net investment income	—		—	— #	— #	—	— #
Distributions from net realized gains	—		(5.62)	(6.76)	(2.78)	(3.18)	(2.16)

Total dividends and distributions	—		(5.62)	(6.76)	(2.78)	(3.18)	(2.16)

Net asset value, end of period	$26.82		$40.59	$38.35	$29.63	$23.58	$25.92

Total return (b)	(33.92)%		20.81%	53.26%	37.88%	2.30%	39.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,199,349		$1,890,978	$1,736,384	$1,228,141	$975,006	$1,019,644
Ratio of expenses to average net assets:
After waivers (a)(f)	1.18%		1.18%	1.19%	1.20%	1.24%	1.25%
Before waivers (a)(f)	1.32%		1.31%	1.33%	1.34%	1.35%	1.36%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.64)%		(0.72)%	(0.50)%	(0.32)%	(0.37)%	(0.25)%
Before waivers (a)(f)	(0.78)%		(0.84)%	(0.64)%	(0.46)%	(0.48)%	(0.36)%
Portfolio turnover rate^	52	%(z)	47%	78%	52%	52%	51%

See Notes to Financial Statements.

1447

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MULTIMANAGER TECHNOLOGY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021	2020	2019	2018	2017
Net asset value, beginning of period	$44.32		$41.33	$31.55	$24.97	$27.28	$21.13

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.07)		(0.21)	(0.10)	(0.02)	(0.04)	— #
Net realized and unrealized gain (loss)	(14.93)		8.82	16.73	9.46	0.99	8.31

Total from investment operations	(15.00)		8.61	16.63	9.44	0.95	8.31

Less distributions:
Dividends from net investment income	—		—	(0.09)	(0.08)	(0.08)	— #
Distributions from net realized gains	—		(5.62)	(6.76)	(2.78)	(3.18)	(2.16)

Total dividends and distributions	—		(5.62)	(6.85)	(2.86)	(3.26)	(2.16)

Net asset value, end of period	$29.32		$44.32	$41.33	$31.55	$24.97	$27.28

Total return (b)	(33.84)%		21.12%	53.66%	38.19%	2.55%	39.47%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$19,205		$30,726	$27,958	$21,835	$15,384	$12,735
Ratio of expenses to average net assets:
After waivers (a)(f)	0.93%		0.93%	0.94%	0.95%	0.99%	1.00%
Before waivers (a)(f)	1.07%		1.06%	1.08%	1.09%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.39)%		(0.47)%	(0.26)%	(0.07)%	(0.12)%	(0.02)%
Before waivers (a)(f)	(0.53)%		(0.59)%	(0.40)%	(0.21)%	(0.23)%	(0.12)%
Portfolio turnover rate^	52	%(z)	47%	78%	52%	52%	51%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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Note 1	Organization and Significant Accounting Policies

EQ Advisors Trust (the “Trust”) was organized as a Delaware statutory trust on October 31, 1996, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2022, the Trust offered one hundred and four portfolios (each a “Portfolio”). The investment adviser to each Portfolio is Equitable Investment Management Group, LLC (“EIM” or the “Adviser”), a wholly-owned subsidiary of Equitable Financial Life Insurance Company (“Equitable Financial”).

At a meeting held on June 15-16, 2022, the Trust’s Board of Trustees (the “Board”) approved the reorganization of each of the following Portfolios of the Trust (each, an “Acquired Portfolio”) into another Portfolio of the Trust or EQ Premier VIP Trust: 1290 VT Low Volatility Global Equity Portfolio, EQ/Franklin Growth Allocation Portfolio, EQ/First Trust Moderate Growth Allocation Portfolio, EQ/AXA Investment Managers Moderate Allocation Portfolio, EQ/Invesco International Growth Portfolio, and EQ/Franklin Strategic Income Portfolio. Each reorganization is subject to approval by the shareholders of the respective Acquired Portfolio. If approved by shareholders, each reorganization will take place in early November 2022.

The Adviser and each of the investment sub-advisers (each, a “Sub-Adviser”), subject to the supervision of the Adviser, independently chooses and maintains a portfolio of securities for the Portfolio(s).

Each of EQ/All Asset Growth Allocation Portfolio, Equitable Growth MF/ETF Portfolio and Equitable Moderate Growth MF/ETF Portfolio is a type of mutual fund often described as a “fund-of-funds”. Each Portfolio pursues its investment objectives by investing exclusively in other mutual funds managed by EIM and unaffiliated investment companies or exchange-traded funds (“ETFs”).

Each of the EQ/Ultra Conservative Strategy Portfolio, EQ/Conservative Strategy Portfolio, EQ/ Conservative Growth Strategy Portfolio, EQ/Balanced Strategy Portfolio, EQ/Moderate Growth Strategy Portfolio, EQ/Growth Strategy Portfolio and EQ/Aggressive Growth Strategy Portfolio (each, a “Strategic Allocation Series Portfolio” and together, the “Strategic Allocation Series Portfolios”) is a type of mutual fund often described as a “fund-of-funds.” The Strategic Allocation Series Portfolios pursue their investment objectives by investing exclusively in other affiliated mutual funds managed by EIM.

Each of the 1290 VT Low Volatility Global Equity Portfolio, 1290 VT Moderate Growth Allocation Portfolio and 1290 VT Multi-Alternative Strategies Portfolio, (each, an “ETF Portfolio” and together, the “ETF Portfolios”) is a type of mutual fund often described as a “fund-of-funds.” The ETF Portfolios pursue their investment objectives by investing exclusively in unaffiliated ETFs.

For each of the above-referenced fund-of-funds Portfolios, the underlying funds’ financial statements are included in each underlying fund’s annual report, which is filed with the SEC on Form N-CSR and publicly available through the SEC’s EDGAR database (https://www.sec.gov/edgar/ searchedgar/companysearch.html).

Each of the ATM Large Cap Managed Volatility Portfolio, ATM Mid Cap Managed Volatility Portfolio, ATM Small Cap Managed Volatility Portfolio, ATM International Managed Volatility Portfolio, EQ/500 Managed Volatility Portfolio, EQ/400 Managed Volatility Portfolio, EQ/2000 Managed Volatility Portfolio and EQ/International Managed Volatility Portfolio (each, a “Tactical Portfolio” and together, the “Tactical Portfolios”) and the 1290 VT High Yield Bond Portfolio, 1290 VT Micro Cap Portfolio, 1290 VT Small Cap Value Portfolio, EQ/ClearBridge Select Equity Managed Volatility Portfolio, EQ/Emerging Markets Equity PLUS Portfolio, EQ/Franklin Small Cap Value Managed Volatility Portfolio, EQ/Global Equity Managed Volatility Portfolio, EQ/International Core Managed Volatility Portfolio, EQ/International Value Managed Volatility Portfolio, EQ/Large Cap Core Managed Volatility Portfolio, EQ/Large Cap Growth Managed Volatility Portfolio, EQ/Large Cap Value Managed Volatility Portfolio, EQ/Mid Cap Value Managed Volatility Portfolio, EQ/Morgan

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Stanley Small Cap Growth Portfolio, EQ/Quality Bond PLUS Portfolio, Multimanager Aggressive Equity Portfolio, Multimanager Core Bond Portfolio and Multimanager Technology Portfolio may utilize multiple Sub-Advisers (each, a “Multiadviser Portfolio” and together, the “Multiadviser Portfolios”). Each of the Sub-Advisers independently chooses and maintains a portfolio of securities for the Multiadviser Portfolio and each is responsible for investing a specific allocated portion of the Multiadviser Portfolio’s assets. Because each Sub-Adviser will invest its allocated portion of the Multiadviser Portfolio independently from the other Sub-Advisers, the same security may be held in different portions of the Multiadviser Portfolio, or may be acquired for one portion of the Multiadviser Portfolio at a time when the Sub-Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Sub-Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Sub-Adviser believes continued exposure to the equity or fixed income markets is appropriate for their allocated portions of the Multiadviser Portfolio. Because each Sub-Adviser is responsible for the trading for its own portion of the Multiadviser Portfolio, and does not aggregate its transactions with those of the other Sub-Adviser, the Multiadviser Portfolio may incur higher brokerage costs, and may have higher portfolio turnover, than would be the case if a single Sub-Adviser were managing the entire Multiadviser Portfolio.

The Trust issues three classes of shares, Class IA, Class IB and Class K, as shown in the respective Portfolio’s Statement of Assets and Liabilities. The Class IA and Class IB shares are subject to distribution fees imposed under distribution plans (“Distribution Plans”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, all three classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by Equitable Financial, Equitable Financial Life and Annuity Company and other affiliated or unaffiliated insurance companies, and to the Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans, to other series of the Trust and to series of EQ Premier VIP Trust, a separate registered investment company managed by EIM.

During the two-year period ended June 30, 2022, EIM contributed seed capital to the Portfolios listed below:

Portfolios:	Commencement Date	Class	Seed capital
Equitable Moderate Growth MF/ETF	2/14/2022	IB	$100,000
Equitable Moderate Growth MF/ETF	2/14/2022	K	9,900,000
Equitable Growth MF/ETF	2/14/2022	IB	100,000
Equitable Growth MF/ETF	2/14/2022	K	9,900,000
EQ/AB Sustainable U.S.Thematic	2/14/2022	IB	100,000
EQ/AB Sustainable U.S.Thematic	2/14/2022	K	9,900,000
EQ/Long-Term Bond	7/30/2021	IB	100,000
EQ/Long-Term Bond	7/30/2021	K	24,900,000
EIM redeemed seed capital out of the following Portfolio as listed below:

Portfolios:	Redemption Date	Class	Seed Capital
EQ/Long-Term Bond	12/8/2021	K	$24,593,573

The investment objectives of each Portfolio are as follows:

EQ/All Asset Growth Allocation Portfolio — Seeks long-term capital appreciation and current income.

EQ/Ultra Conservative Strategy Portfolio — Seeks current income.

EQ/Conservative Strategy Portfolio — Seeks a high level of current income.

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EQ/Conservative Growth Strategy Portfolio — Seeks current income and growth of capital, with greater emphasis on current income.

EQ/Balanced Strategy Portfolio — Seeks long-term capital appreciation and current income.

EQ/Moderate Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

EQ/Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

EQ/Aggressive Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

Equitable Moderate Growth MF/ETF Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

Equitable Growth MF/ETF — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

1290 VT Low Volatility Global Equity Portfolio — Seeks long-term capital appreciation with lower absolute volatility than the broad equity markets.

1290 VT Moderate Growth Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility.

1290 VT Multi-Alternative Strategies Portfolio — Seeks long-term growth of capital.

1290 VT Convertible Securities Portfolio (sub-advised by SSGA Funds Management, Inc. (“SSGA FM”)) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Convertible Liquid Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg U.S. Convertible Liquid Bond Index.

1290 VT DoubleLine Dynamic Allocation Portfolio (sub-advised by DoubleLine Capital LP (“DoubleLine”)) — Seeks to achieve total return from long-term capital appreciation and income.

1290 VT DoubleLine Opportunistic Bond Portfolio (sub-advised by DoubleLine) — Seeks to maximize current income and total return.

1290 VT Equity Income Portfolio (sub-advised by Barrow, Hanley, Mewhinney & Strauss, LLC) — Seeks a combination of growth and income to achieve an above-average and consistent total return.

1290 VT GAMCO Mergers & Acquisitions Portfolio (sub-advised by GAMCO Asset Management, Inc. (“GAMCO”)) — Seeks to achieve capital appreciation.

1290 VT GAMCO Small Company Value Portfolio (sub-advised by GAMCO) — Seeks to maximize capital appreciation.

1290 VT High Yield Bond Portfolio (sub-advised by AXA Investment Managers US Inc. and Post Advisory Group, LLC) — Seeks to maximize current income. Effective January 1, 2022, AXA Investment Managers, Inc. was renamed AXA Investment Managers US Inc.

1290 VT Micro Cap Portfolio (sub-advised by BlackRock Investment Management, LLC (“BlackRock”) and Lord, Abbett & Co. LLC (“Lord Abbett”)) — Seeks to achieve long-term growth of capital.

1290 VT Natural Resources Portfolio (sub-advised by AllianceBernstein L.P. (“AB”), an affiliate of EIM) — Seeks to achieve long-term growth of capital.

1290 VT Real Estate Portfolio (sub-advised by AB) — Seeks to provide long-term capital appreciation and current income.

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1290 VT Small Cap Value Portfolio (sub-advised by BlackRock and Horizon Kinetics Asset Management LLC) — Seeks to achieve long-term growth of capital.

1290 VT SmartBeta Equity ESG Portfolio (formerly, 1290 VT SmartBeta Equity Portfolio) (sub-advised by AXA Investment Managers US Inc.) — Seeks to achieve long-term capital appreciation. Effective January 1, 2022, AXA Investment Managers US Inc. replaced AXA Rosenberg Investment Management LLC as the Sub-Adviser to the Portfolio.

1290 VT Socially Responsible Portfolio (sub-advised by BlackRock) — Seeks to achieve long-term capital appreciation.

ATM Large Cap Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM Mid Cap Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM Small Cap Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM International Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/500 Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/400 Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/2000 Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/International Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/AB Dynamic Aggressive Growth Portfolio (sub-advised by AB) — Seeks to achieve total return from long-term growth of capital and income, with a greater emphasis on growth of capital.

EQ/AB Dynamic Growth Portfolio (sub-advised by AB) — Seeks to achieve total return from long-term growth of capital and income, with a greater emphasis on growth of capital.

EQ/AB Dynamic Moderate Growth Portfolio (sub-advised by AB) — Seeks to achieve total return from long-term growth of capital and income.

EQ/AB Short Duration Government Bond Portfolio (sub-advised by AB) — Seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk.

EQ/AB Small Cap Growth Portfolio (sub-advised by AB) — Seeks to achieve long-term growth of capital.

EQ/AB Sustainable U.S. Thematic Portfolio (sub-advised by AB) — Seeks to achieve long-term growth of capital.

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EQ/American Century Mid Cap Value Portfolio (sub-advised by American Century Investment Management, Inc. (“American Century”)) — Seeks to achieve long-term capital growth. Income is a secondary objective.

EQ/American Century Moderate Growth Allocation Portfolio (sub-advised by American Century) — Seeks long-term capital appreciation while managing portfolio volatility.

EQ/AXA Investment Managers Moderate Allocation Portfolio (sub-advised by AXA Investment Managers US Inc.) — Seeks long-term total return while managing portfolio volatility. Effective January 1, 2022, AXA Investment Managers, Inc. was renamed AXA Investment Managers US Inc.

EQ/Capital Group Research Portfolio (sub-advised by Capital International, Inc. (“Capital International”)) — Seeks to achieve long-term growth of capital.

EQ/ClearBridge Large Cap Growth ESG Portfolio (formerly, EQ/ClearBridge Large Cap Growth Portfolio) (sub-advised by ClearBridge Investments, LLC (“ClearBridge”)) — Seeks to achieve long-term capital growth.

EQ/ClearBridge Select Equity Managed Volatility Portfolio (sub-advised by BlackRock and ClearBridge) — Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Common Stock Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000® Index.

EQ/Core Bond Index Portfolio (sub-advised by SSGA FM) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Intermediate Government/Credit Bond Index (“Intermediate Government Credit Index”), including reinvestment of dividends, at a risk level consistent with that of the Intermediate Government Credit Index.

EQ/Emerging Markets Equity PLUS Portfolio (sub-advised by AB and EARNEST Partners, LLC (“EARNEST”)) — Seeks to achieve long-term growth of capital.

EQ/Equity 500 Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500® Composite Stock Index (“S&P 500® Index”), including reinvestment of dividends, at a risk level consistent with that of the S&P 500® Index.

EQ/Fidelity Institutional AM® Large Cap Portfolio (sub-advised by Fidelity Institutional Asset Management LLC) — Seeks to achieve long-term capital appreciation.

EQ/First Trust Moderate Growth Allocation Portfolio (sub-advised by First Trust Advisors L.P.) — Seeks long-term total return while managing portfolio volatility.

EQ/Franklin Growth Allocation Portfolio (sub-advised by Franklin Advisers, Inc. (“Franklin Advisers”)) — Seeks long-term capital appreciation while managing portfolio volatility.

EQ/Franklin Moderate Allocation Portfolio (sub-advised by Franklin Advisers) — Seeks long-term capital appreciation while managing portfolio volatility.

EQ/Franklin Rising Dividends Portfolio (sub-advised by Franklin Advisers) — Seeks to achieve long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.

EQ/Franklin Small Cap Value Managed Volatility Portfolio (sub-advised by BlackRock and Franklin Mutual Advisers, LLC) — Seeks to achieve long-term total return with an emphasis on risk- adjusted returns and managing volatility in the Portfolio.

EQ/Franklin Strategic Income Portfolio (sub-advised by Franklin Advisers) — Seeks a high level of current income. A secondary goal is long-term capital appreciation.

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EQ/Global Equity Managed Volatility Portfolio (sub-advised by BlackRock, Morgan Stanley Investment Management, Inc. (“MSIM”) and Invesco Advisers, Inc. (“Invesco”) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Goldman Sachs Growth Allocation Portfolio (sub-advised by Goldman Sachs Asset Management, L.P. (“GSAM”)) — Seeks to achieve long-term capital appreciation under normal market conditions, while focusing on the preservation of capital in distressed market environments.

EQ/Goldman Sachs Mid Cap Value Portfolio (sub-advised by GSAM) — Seeks to achieve long-term capital appreciation.

EQ/Goldman Sachs Moderate Growth Allocation Portfolio (sub-advised by GSAM) — Seeks to achieve long-term capital appreciation under normal market conditions, while focusing on the preservation of capital in distressed market environments.

EQ/Intermediate Government Bond Portfolio (sub-advised by SSGA FM) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Intermediate Government Bond Index (“Intermediate Government Bond Index”), including reinvestment of dividends, at a risk level consistent with that of the Intermediate Government Bond Index.

EQ/International Core Managed Volatility Portfolio (sub-advised by BlackRock, EARNEST, Federated Global Investment Management Corp. and Massachusetts Financial Services Company d/ b/a MFS Investment Management (“MFS”)) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/International Equity Index Portfolio (sub-advised by AB) — Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% DJ EuroSTOXX 50® Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index.

EQ/International Value Managed Volatility Portfolio (sub-advised by BlackRock and Harris Associates LP) — Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Invesco Comstock Portfolio (sub-advised by Invesco) — Seeks to achieve capital growth and income.

EQ/Invesco Global Portfolio (sub-advised by Invesco) — Seeks to achieve capital appreciation.

EQ/Invesco Global Real Assets Portfolio (sub-advised by Invesco) — Seeks to achieve total return through growth of capital and current income.

EQ/Invesco International Growth Portfolio (sub-advised by Invesco) — Seeks to achieve long-term growth of capital.

EQ/Invesco Moderate Allocation Portfolio (sub-advised by Invesco) — Seeks long-term capital appreciation while managing portfolio volatility.

EQ/Invesco Moderate Growth Allocation Portfolio (sub-advised by Invesco) — Seeks long-term capital appreciation while managing portfolio volatility.

EQ/Janus Enterprise Portfolio (sub-advised by Janus Henderson Investors US LLC, formerly, Janus Capital Management LLC) — Seeks to achieve capital growth.

EQ/JPMorgan Growth Allocation Portfolio (sub-advised by J.P. Morgan Investment Management Inc. (“JPMorgan”)) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

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EQ/JPMorgan Value Opportunities Portfolio (sub-advised by JPMorgan) — Seeks to achieve long-term capital appreciation.

EQ/Large Cap Core Managed Volatility Portfolio (sub-advised by BlackRock, Capital International, Inc., GQG Partners LLC and Vaughan Nelson Investment Management) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Large Cap Growth Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index, including reinvestment of dividends, at a risk level consistent with the Russell 1000® Growth Index.

EQ/Large Cap Growth Managed Volatility Portfolio (sub-advised by BlackRock, HS Management Partners, LLC, Loomis, Sayles & Company, L.P. (“Loomis Sayles”), Polen Capital Management, LLC and T. Rowe Price Associates, Inc. (“T. Rowe Price”)) — Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Large Cap Value Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.

EQ/Large Cap Value Managed Volatility Portfolio (sub-advised by AB, Aristotle Capital Management, LLC (“Aristotle Capital”) and MFS) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Lazard Emerging Markets Equity Portfolio (sub-advised by Lazard Asset Management LLC) — Seeks to achieve long-term capital appreciation.

EQ/Long-Term Bond Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Long Government/ Credit Bond Index (“Long Government/Credit Index”), including reinvestment of dividends, at a risk level consistent with that of the Long Government/Credit Index.

EQ/Loomis Sayles Growth Portfolio (sub-advised by Loomis Sayles) — Seeks to achieve capital appreciation.

EQ/MFS International Growth Portfolio (sub-advised by MFS) — Seeks to achieve capital appreciation.

EQ/MFS International Intrinsic Value Portfolio (sub-advised by MFS) — Seeks to achieve capital appreciation.

EQ/MFS Mid Cap Focused Growth Portfolio (sub-advised by MFS) — Seeks to provide growth of capital.

EQ/MFS Technology Portfolio (sub-advised by MFS) — Seeks to achieve capital appreciation.

EQ/MFS Utilities Series Portfolio (sub-advised by MFS) — Seeks to achieve total return.

EQ/Mid Cap Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s MidCap 400® Index (“S&P MidCap 400® Index”), including reinvestment of dividends, at a risk level consistent with that of the S&P MidCap 400® Index.

EQ/Mid Cap Value Managed Volatility Portfolio (sub-advised by BlackRock, Diamond Hill Capital Management, Inc., and Wellington Management Company, LLP (“Wellington”)) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Money Market Portfolio (sub-advised by BNY Mellon Investment Adviser, Inc.) — Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

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EQ/Morgan Stanley Small Cap Growth Portfolio (sub-advised by BlackRock and MSIM) — Seeks to achieve long-term growth of capital.

EQ/PIMCO Global Real Return Portfolio (sub-advised by Pacific Investment Management Company LLC (“PIMCO”)) — Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.

EQ/PIMCO Real Return Portfolio (sub-advised by PIMCO) — Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.

EQ/PIMCO Total Return ESG Portfolio (formerly, EQ/PIMCO Total Return Portfolio) (sub-advised by PIMCO) — Seeks to achieve maximum total return, consistent with preservation of capital and prudent investment management.

EQ/PIMCO Ultra Short Bond Portfolio (sub-advised by PIMCO) — Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.

EQ/Quality Bond PLUS Portfolio (sub-advised by AB and PIMCO) — Seeks to achieve high current income consistent with moderate risk to capital.

EQ/Small Company Index Portfolio (sub-advised by AB) — Seeks to replicate as closely as possible (before expenses) the total return of the Russell 2000® Index.

EQ/T. Rowe Price Growth Stock Portfolio (sub-advised by T. Rowe Price) — Seeks to achieve long-term capital appreciation and secondarily, income.

EQ/T. Rowe Price Health Sciences Portfolio (sub-advised by T. Rowe Price) — Seeks to achieve long-term capital appreciation.

EQ/Value Equity Portfolio (sub-advised by Aristotle Capital) — Seeks to achieve capital appreciation.

EQ/Wellington Energy Portfolio (sub-advised by Wellington) — Seeks to provide capital growth and appreciation.

Multimanager Aggressive Equity Portfolio (sub-advised by AB, ClearBridge, 1832 Asset Management U.S. Inc., T. Rowe Price and Westfield Capital Management Company, L.P.) — Seeks to achieve long-term growth of capital.

Multimanager Core Bond Portfolio (sub-advised by BlackRock, DoubleLine, PIMCO and SSGA FM) — Seeks to achieve a balance of high current income and capital appreciation, consistent with a prudent level of risk.

Multimanager Technology Portfolio (sub-advised by AB and Wellington) — Seeks to achieve long-term growth of capital. Effective May 27, 2022, Allianz Global Investors U.S. LLC is no longer a Sub-Adviser to the Portfolio.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The Portfolios are investment companies and, accordingly, follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. GAAP.

Valuation:

Equity securities (including securities issued by ETFs) listed on national securities exchanges are generally valued at the last sale price or official closing price on the date of valuation or, if there is

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June 30, 2022 (Unaudited)

no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are generally valued at their last sale price or official closing price, or if there is no such price, at a bid price estimated by a broker.

Corporate and municipal bonds and notes are generally valued on the basis of prices provided by a pricing service. The pricing services may utilize many inputs that are observable in making evaluations which may include, but are not limited to, trading activity for similar securities, issuer details, yields, default rates, credit spreads, quoted prices and any developments related to the specific securities. However, when such prices are not available, such bonds and notes are generally valued at a bid price estimated by a broker.

Convertible preferred stocks listed on national securities exchanges are generally valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are generally valued using prices obtained from a pricing service for such investments or, if a pricing service price is not available, at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are generally valued at evaluated prices obtained from a pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. The pricing service may utilize data such as issuer type, coupon, cash flows, collateral performance, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date and the convertibility of the bond in making evaluations. If a quoted price is unavailable, an equivalent yield or yield spread quotes may be obtained from a broker and converted to a price.

Options that are traded on an exchange are generally valued at their last sale price or official closing price on the date of valuation. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are generally valued at prices obtained from a bond pricing service where available. The pricing service may utilize data received from active market makers and broker- dealers, yield curves and the spread over comparable U.S. Treasury issues in making evaluations.

Foreign securities, including foreign government securities, not traded directly in the U.S., or traded in American Depositary Receipts (“ADR”) or similar form, are generally valued at representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

Investments in shares of open-end investment companies (other than ETFs) held by a Portfolio are generally valued at the net asset value (“NAV”) of the shares of such funds as described in the underlying funds’ prospectuses.

Futures contracts are generally valued at their last settlement price or, if there is no sale, at the latest available bid price.

Forward foreign currency contracts are generally valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. The pricing service may utilize data such as actual trading information and foreign currency rates gathered from leading market makers and foreign currency trading centers throughout the

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world in making evaluations. Forward foreign currency contracts may be settled with the counterparty in U.S. dollars without the delivery of foreign currency.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available.

If market quotations are not readily available for a security or other financial instrument, such security and instrument shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the asset in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board.

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the NAVs of each of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, Equitable Investment Management, LLC (the “Administrator”), an affiliate of EIM. The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), which assists in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of officers of the Trust and/or representatives of EIM.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of June 30, 2022, is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

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To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee may perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

All securities held in the EQ/Money Market Portfolio are valued at amortized cost provided that certain conditions are met, including that the Board continues to believe that the amortized cost valuation method fairly reflects the market-based NAV per share of the Portfolio. The EQ/Money Market Portfolio seeks to maintain a constant NAV per share of $1.00, but there can be no assurance that it will be able to do so.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when the Committee deems that the particular event or circumstance would materially affect such Portfolio’s NAV.

Security Transactions and Investment Income:

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding taxes) and distributions to shareholders are recorded on the ex-dividend date, except that certain dividends from foreign securities, if any, are recognized as soon as the Portfolio is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily. The Trust records paydown gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income.

The Portfolios record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Those classified as short-term gain distributions are reflected as such for book but as ordinary income for tax. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities, if any, is presented net of deferred taxes on unrealized appreciation in the Statements of Assets and Liabilities.

Capital Gains Taxes:

Certain Portfolios may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. These Portfolios have recorded a deferred tax liability with respect to unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at December 31, 2021. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statements of Assets and Liabilities for the Portfolios. The amounts related to capital gain taxes for securities that have been sold are included in the net realized gain (loss) on investments in the Statements of Operations for the Portfolios.

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Allocation of Expenses and Income:

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Offering costs incurred in connection with the offering of shares of a Portfolio will be amortized and recorded as an expense on a straight line basis over 12 months from the date of the Portfolio’s commencement of public offering of shares. Amortized offering costs are disclosed in the Statement of Operations.

Offering costs incurred during the six months ended June 30, 2022 by the portfolios shown below were:

Portfolios:	Amounts
Equitable Moderate Growth MF/ETF	$64,838
Equitable Growth MF/ETF	63,627
EQ/AB Sustainable U.S.Thematic	65,754

Offering costs incurred during the year ended December 31, 2021 by the Portfolio shown below were:

Portfolio:	Amount
EQ/Long-Term Bond	$99,330

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) Market value of investment securities, other assets and liabilities — at the valuation date.

(ii) Purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Portfolio’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

Taxes:

Each Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal, state and local income tax provisions are required.

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The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Portfolios’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended December 31, 2021, the Portfolios did not incur any interest or penalties. Each of the tax years in the four-year period ended December 31, 2021 remains subject to examination by the Internal Revenue Service, state and local taxing authorities.

Dividends from net investment income, if any, are declared and distributed at least annually for all Portfolios (EQ/Money Market declares and distributes daily and Multimanager Core Bond declares and distributes monthly). Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of a Portfolio to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Those differences which are significant to the Potfolios are primarily due to investments in passive foreign investment companies (1290 VT Real Estate, ATM International Managed Volatility, EQ/International Managed Volatility, EQ/Global Equity Managed Volatility, EQ/International Core Managed Volatility, EQ/International Equity Index, EQ/International Value Managed Volatility and EQ/Invesco International Growth), capital loss carryforwards (1290 VT Equity Income, 1290 VT High Yield Bond, 1290 VT Natural Resources, EQ/International Equity Index, EQ/PIMCO Total Return ESG, EQ/PIMCO Ultra Short Bond and EQ/Wellington Energy), wash sale loss deferrals (1290 VT Micro Cap, 1290 VT Natural Resources, EQ/First Trust Moderate Growth Allocation, EQ/International Core Managed Volatility, EQ/Large Cap Value Managed Volatility, EQ/Mid Cap Value Managed Volatility, EQ/PIMCO Global Real Return, EQ/ PIMCO Real Return and Multimanager Technology), post-October loss deferrals (EQ/Emerging Markets Equity PLUS, EQ/PIMCO Global Real Return, EQ/PIMCO Real Return, EQ/Quality Bond PLUS and EQ/Wellington Energy), deferral of losses on offsetting positions (ATM Large Cap Managed Volatility, ATM Mid Cap Managed Volatility, ATM Small Cap Managed Volatility, ATM International Managed Volatility, EQ/500 Managed Volatility, EQ/400 Managed Volatility, EQ/2000 Managed Volatility, EQ/International Managed Volatility, EQ/AB Dynamic Aggressive Growth, EQ/AB Dynamic Growth, EQ/AB Dynamic Moderate Growth, EQ/ClearBridge Select Equity Managed Volatility, EQ/ First Trust Moderate Growth Allocation, EQ/Franklin Growth Allocation, EQ/Franklin Moderate Allocation, EQ/Franklin Small Cap Value Managed Volatility, EQ/Global Equity Managed Volatility, EQ/ Goldman Sachs Growth Allocation, EQ/Goldman Sachs Moderate Growth Allocation, EQ/International Core Managed Volatility, EQ/International Value Managed Volatility, EQ/Invesco Moderate Allocation, EQ/Invesco Moderate Growth Allocation, EQ/Large Cap Core Managed Volatility, EQ/Large Cap Growth Managed Volatility, EQ/Large Cap Value Managed Volatility, EQ/Mid Cap Value Managed Volatility, EQ/PIMCO Global Real Return, EQ/PIMCO Real Return, EQ/Quality Bond PLUS, Multimanager Aggressive Equity and Multimanager Core Bond), futures marked to market (EQ/ Goldman Sachs Growth Allocation, EQ/Goldman Sachs Moderate Growth Allocation, EQ/JPMorgan Growth Allocation and EQ/PIMCO Global Real Return) and partnership basis adjustments (EQ/All Asset Growth Allocation, 1290 VT Multi-Alternative Strategies and 1290 VT Small Cap Value). In addition, short-term capital gains and foreign currency gains are treated as capital gains for U.S. GAAP purposes but are considered ordinary income for tax purposes. The tax character of distributions for the years ended December 31, 2021 and December 31, 2020 and the tax composition of undistributed ordinary income and undistributed long-term gains at December 31, 2021 are presented in the following table:

	Year Ended December 31, 2021		As of December 31, 2021		Year Ended December 31, 2020
Portfolios:	Distributed Ordinary Income	Distributed Long-Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long-Term Gains	Distributed Ordinary Income	Distributed Long-Term Gains
EQ/All Asset Growth Allocation	$26,419,330	$58,177,510	$—	$25,044,473	$7,620,685	$14,136,723

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	Year Ended December 31, 2021		As of December 31, 2021		Year Ended December 31, 2020
Portfolios:	Distributed Ordinary Income	Distributed Long-Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long-Term Gains	Distributed Ordinary Income	Distributed Long-Term Gains
EQ/Ultra Conservative Strategy	$19,398,238	$15,804,234	$339,701	$10,431,524	$43,379,926	$3,140,699
EQ/Conservative Strategy	13,135,766	22,745,594	32,778	18,424,291	15,669,191	5,325,906
EQ/Conservative Growth Strategy	28,185,509	73,935,365	416,469	52,589,010	26,843,122	34,674,092
EQ/Balanced Strategy	93,465,918	154,163,761	4,455,480	146,020,566	64,228,167	98,186,123
EQ/Moderate Growth Strategy	175,897,320	451,817,734	3,177,211	336,982,734	136,053,015	266,573,262
EQ/Growth Strategy	160,322,535	303,867,754	3,220,782	290,977,902	115,496,034	173,683,753
EQ/Aggressive Growth Strategy	190,353,619	270,864,013	4,144,608	310,553,001	119,256,958	99,380,031
1290 VT Low Volatility Global Equity	357,231	21,511	—	—	368,661	38,911
1290 VT Moderate Growth Allocation	580,448	—	131,144	—	461,262	—
1290 VT Multi-Alternative Strategies	247,217	297,517	27,586	213,110	47,889	—
1290 VT Convertible Securities	3,819,289	11,245,717	87,511	20,815	728,536	1,301,980
1290 VT DoubleLine Dynamic Allocation	4,769,371	1,108,712	350,033	337,728	2,593,257	275,654
1290 VT DoubleLine Opportunistic Bond	14,009,914	650,401	—	588,736	14,555,576	1,143,671
1290 VT Equity Income	9,191,241	—	—	—	9,950,246	947,217
1290 VT GAMCO Mergers & Acquisitions	1,892,927	4,926,333	—	2,216,040	387,150	—
1290 VT GAMCO Small Company Value	28,432,387	247,242,749	—	51,127,732	21,050,421	71,705,867
1290 VT High Yield Bond	10,785,746	—	—	—	10,420,911	—
1290 VT Micro Cap	21,904,262	33,708,310	94,602	4,392,866	13,685,413	10,010,141
1290 VT Natural Resources	775,012	—	874	—	536,996	—
1290 VT Real Estate	1,431,372	246,591	—	—	464,862	—
1290 VT Small Cap Value	18,033,413	46,188,650	—	—	5,005,653	—
1290 VT SmartBeta Equity ESG	19,243,390	7,465,073	743,197	4,362,059	3,417,186	236,690
1290 VT Socially Responsible	1,401,304	2,989,023	8,888	—	1,730,124	6,020,777
ATM Large Cap Managed Volatility	62,985,683	354,548,384	5,946,641	56,951,729	111,604,628	416,312,135
ATM Mid Cap Managed Volatility	14,820,486	23,735,549	517,995	7,800,546	11,065,111	17,692,828
ATM Small Cap Managed Volatility	75,243,858	144,522,687	1	18,359,785	47,599,980	57,053,474
ATM International Managed Volatility	73,212,182	64,471,631	13,270,047	—	60,146,717	—
EQ/500 Managed Volatility	199,009,377	840,921,896	16,184,466	158,719,854	260,969,240	627,122,821
EQ/400 Managed Volatility	47,785,923	64,322,745	1,345,411	21,598,785	22,784,789	37,338,352
EQ/2000 Managed Volatility	241,636,117	477,694,444	—	66,748,077	104,341,903	136,366,534
EQ/International Managed Volatility	137,281,707	34,976,986	1,388,390	13,488,546	51,276,639	76,700
EQ/AB Dynamic Aggressive Growth	7,740,158	10,564,759	—	230,276	2,457,178	1,141,905
EQ/AB Dynamic Growth	13,641,890	4,851,126	55,896,275	11,331,010	10,807,909	1,484,331
EQ/AB Dynamic Moderate Growth	51,363,432	46,559,918	1,778,812	50,917,777	199,872,013	45,823,861
EQ/AB Short Duration Government Bond	6,375,343	—	327,680	—	17,370,076	—
EQ/AB Small Cap Growth	107,199,012	292,537,244	588,526	53,872,048	58,068,663	226,077,020
EQ/American Century Mid Cap Value	36,321,090	34,861,094	5,085,906	4,914,777	5,889,461	917,339
EQ/American Century Moderate Growth Allocation	1,006,173	145,381	448,757	176,828	573,653	—
EQ/AXA Investment Managers Moderate Allocation	346,151	—	41,573	—	283,054	—
EQ/Capital Group Research	7,176,122	23,890,285	1,325,118	22,096,774	2,868,774	28,118,953
EQ/ClearBridge Large Cap Growth ESG	860,401	29,546,003	218,349	14,534,299	636,684	34,065,565
EQ/ClearBridge Select Equity Managed Volatility	7,748,810	18,759,610	—	1,883,906	3,595,982	13,350,955
EQ/Common Stock Index	56,793,784	473,410,544	876,632	59,349,048	66,756,382	313,766,330
EQ/Core Bond Index	108,236,877	36,551,598	—	14,070,160	159,626,419	21,684,006
EQ/Emerging Markets Equity PLUS	1,927,506	1,146,563	231,014	—	965,032	725,936
EQ/Equity 500 Index	79,797,160	237,169,012	1,566,746	44,846,708	88,325,626	140,832,941
EQ/Fidelity Institutional AM® Large Cap	55,374,636	61,973,787	3,340,249	13,527,807	19,109,392	20,772,344
EQ/First Trust Moderate Growth Allocation	1,935,793	1,397,971	149,066	289,870	580,105	11,801
EQ/Franklin Growth Allocation	650,144	2,087,950	149,355	141,318	556,000	—

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	Year Ended December 31, 2021		As of December 31, 2021		Year Ended December 31, 2020
Portfolios:	Distributed Ordinary Income	Distributed Long-Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long-Term Gains	Distributed Ordinary Income	Distributed Long-Term Gains
EQ/Franklin Moderate Allocation	$8,861,675	$9,114,254	$388,169	$—	$1,991,437	$3,828
EQ/Franklin Rising Dividends	1,610,274	789	—	191,630	1,769,977	—
EQ/Franklin Small Cap Value Managed Volatility	30,475,255	37,234,430	274,528	6,636,402	12,964,034	8,364,951
EQ/Franklin Strategic Income	3,815,401	857,372	32,724	—	3,315,701	—
EQ/Global Equity Managed Volatility	76,395,848	327,524,669	4,608,982	41,474,522	27,791,353	95,274,048
EQ/Goldman Sachs Growth Allocation	9,269,633	9,304,852	—	899,927	1,691,988	639,800
EQ/Goldman Sachs Mid Cap Value	9,412,789	5,740,233	916,604	3,462,334	1,039,094	64,004
EQ/Goldman Sachs Moderate Growth Allocation	38,873,405	40,473,466	—	—	6,417,145	4,849,072
EQ/Intermediate Government Bond	63,618,612	47,976,477	—	6,231,189	116,024,359	28,974,113
EQ/International Core Managed Volatility	72,773,438	87,937,347	573,994	10,025,893	26,365,103	22,198,590
EQ/International Equity Index	54,008,932	—	874,184	—	28,349,860	3,185,134
EQ/International Value Managed Volatility	57,160,376	31,253,667	1,714,936	7,658,052	23,503,522	3,573,820
EQ/Invesco Comstock	5,586,151	9,050,728	—	2,225,141	4,198,293	1,057,771
EQ/Invesco Global	—	16,265,569	—	3,288,458	1,115	1,952
EQ/Invesco Global Real Assets	8,726,496	—	1,344,162	—	4,692,277	566,993
EQ/Invesco International Growth	3,999,451	6,892,763	452,965	1,671,378	1,502,774	—
EQ/Invesco Moderate Allocation	9,389,764	12,367,173	—	—	8,380,500	7,203,446
EQ/Invesco Moderate Growth Allocation	3,326,631	4,006,369	133,183	108,080	2,192,972	1,204,588
EQ/Janus Enterprise	24,961,333	141,966,139	—	33,145,777	22,028,225	124,852,818
EQ/JPMorgan Growth Allocation	14,778,025	20,324,003	2,962	1,172,456	2,139,655	2,064,647
EQ/JPMorgan Value Opportunities	82,079,145	91,431,661	2	10,098,106	16,438,576	3,168,618
EQ/Large Cap Core Managed Volatility	97,348,648	275,386,054	16,759,134	83,451,622	67,388,596	209,316,740
EQ/Large Cap Growth Index	33,352,801	160,593,299	1,853,036	19,494,620	5,514,877	117,594,819
EQ/Large Cap Growth Managed Volatility	210,020,056	1,102,061,690	—	396,881,020	123,349,933	630,613,391
EQ/Large Cap Value Index	25,522,849	26,118,274	210,451	3,561,871	13,933,371	5,026,751
EQ/Large Cap Value Managed Volatility	277,742,606	260,744,026	14,920,882	48,135,131	139,207,441	158,284,106
EQ/Lazard Emerging Markets Equity	14,748,553	19,073,603	1,016,075	2,048,279	6,438,263	1,277,580
EQ/Long-Term Bond	10,328,647	—	1,763,092	—	—	—
EQ/Loomis Sayles Growth	3,190,709	76,344,458	—	27,570,107	174,958	65,452,023
EQ/MFS International Growth	14,595,538	144,970,055	1,632,446	11,327,022	16,985,931	94,960,980
EQ/MFS International Intrinsic Value	9,289,011	29,941,076	—	1,342,236	3,716,151	9,408,495
EQ/MFS Mid Cap Focused Growth	—	7,858,063	—	626,614	14,674,575	31,771,330
EQ/MFS Technology	23,148,484	42,849,175	56,068	14,787,609	5,465,186	7,978,521
EQ/MFS Utilities Series	3,861,005	2,608,301	530,732	645,551	3,430,165	3,131,067
EQ/Mid Cap Index	50,326,668	169,021,325	1,714,516	56,135,258	25,942,087	98,781,232
EQ/Mid Cap Value Managed Volatility	98,104,299	154,170,019	2,776,640	22,779,452	29,047,047	46,245,539
EQ/Money Market	2,913,991	—	8,426	—	2,489,972	1,500
EQ/Morgan Stanley Small Cap Growth	215,398,121	68,874,045	1,167,795	1,943,664	42,581,840	48,032,754
EQ/PIMCO Global Real Return	11,679,621	—	—	—	1,230,121	—
EQ/PIMCO Real Return	6,362,512	—	59,563	—	4,563,257	—
EQ/PIMCO Total Return ESG	6,648,558	—	—	—	17,111,931	—
EQ/PIMCO Ultra Short Bond	5,263,852	—	—	—	13,472,357	—
EQ/Quality Bond PLUS	13,084,487	10,413,010	9,087,300	—	48,146,685	7,908,662
EQ/Small Company Index	37,216,309	124,868,360	—	7,210,931	16,904,793	40,065,221
EQ/T. Rowe Price Growth Stock	48,848,870	165,343,876	2,123,680	48,877,689	10,768,353	51,884,118
EQ/T. Rowe Price Health Sciences	1,718,623	6,863,936	—	2,391,558	—	4,177,001
EQ/Value Equity	249,246,242	79,401,144	9,554,889	—	61,970,524	78,850,296
EQ/Wellington Energy	2,772,934	—	6,770	—	1,817,879	—
Multimanager Aggressive Equity	71,561,903	249,796,020	718,586	33,637,131	58,371,990	84,673,243
Multimanager Core Bond	18,410,402	809,536	1,228,530	—	36,503,224	2,156,304
Multimanager Technology	64,890,188	181,190,039	7,367,267	54,537,768	35,860,223	237,408,926

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The following Portfolios had a Return of Capital during the year ended December 31, 2021:

Portfolios:	Return of Capital
1290 VT Real Estate	$16,099,091
EQ/AB Dynamic Moderate Growth	2,593,147
EQ/PIMCO Global Real Return	7,366,856
EQ/PIMCO Ultra Short Bond	566,724

Additionally, the following Portfolios had a Return of Capital during the year ended December 31, 2020:

Portfolios:	Return of Capital
1290 VT Equity Income	$349,706
1290 VT Low Volatility Global Equity	69,502
1290 VT Multi-Alternative Strategies	3,767
EQ/American Century Mid Cap Value	274,210
EQ/Goldman Sachs Mid Cap Value	115,912
EQ/MFS Utilities Series	413,838
EQ/Wellington Energy	138,138

The following Portfolios have an India capital gains tax capital loss carryforward of approximately:

Portfolios:	INR (as of March 31, 2022)	Converted to USD (as of June 30, 2022)
EQ/Global Equity Managed Volatility	65,778,586	$832,930
EQ/Invesco Global	5,093,905	64,502

The following Portfolios utilized net capital loss carryforwards during 2021 and/or have losses incurred that will be carried forward indefinitely as follows:

	Utilized		Losses carried forward
Portfolios:	Short-Term	Long-Term	Short-Term	Long-Term
1290 VT Moderate Growth Allocation	$243,856	$42,380	$203,120	$—
1290 VT Multi-Alternative Strategies	77,285	242,207	—	—
1290 VT Equity Income	12,803,559	26,851,735	13,291,222	—
1290 VT GAMCO Mergers & Acquisitions	3,976,985	4,783,051	52,662	—
1290 VT High Yield Bond	1,387,872	996,133	1,778,910	10,086,585
1290 VT Natural Resources	20,163	—	570,190	3,477,557
1290 VT Real Estate	12,226	125,867	—	—
1290 VT Small Cap Value	1,309,194	—	419,276	—
EQ/AB Dynamic Aggressive Growth	282,833	—	—	—
EQ/AB Short Duration Government Bond	1,901,681	5,327,435	749,385	3,592,086
EQ/American Century Mid Cap Value	—	3,294,052	—	—
EQ/American Century Moderate Growth Allocation	241,972	—	—	—
EQ/AXA Investment Managers Moderate Allocation	61,795	107,110	65,225	44,534
EQ/Franklin Rising Dividends	465,205	5,757,256	—	—
EQ/Franklin Growth Allocation	191,155	361,522	—	—
EQ/Goldman Sachs Mid Cap Value	360,368	—	—	—
EQ/Intermediate Government Bond	2,021,809	7,986,816	3,497,134	14,008,953

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	Utilized		Losses carried forward
Portfolios:	Short-Term	Long-Term	Short-Term	Long-Term
EQ/International Equity Index	$1,247,116	$9,010,418	$—	$49,781,065
EQ/Invesco Comstock	739,017	3,849,353	—	—
EQ/Invesco Global	42,646	1,290	68,753	2,080
EQ/Invesco Global Real Assets	10,374,394	10,652,436	—	—
EQ/Invesco International Growth	403,486	3,092,444	—	—
EQ/Lazard Emerging Markets Equity	2,168,670	2,569,827	—	—
EQ/MFS Mid Cap Focused Growth	1,408,630	—	—	—
EQ/MFS Technology	532,081	—	638,077	—
EQ/PIMCO Global Real Return	—	—	—	144,414
EQ/PIMCO Real Return	—	160,558	—	—
EQ/PIMCO Total Return ESG	—	—	1,542,658	2,017,703
EQ/PIMCO Ultra Short Bond	—	3,148,804	1,540,910	16,649,398
EQ/T. Rowe Price Health Sciences	444,014	3,974	—	—
EQ/Wellington Energy	—	—	24,307,095	30,893,265
Multimanager Core Bond	—	—	1,585,937	—

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Portfolio’s financial statements. The Portfolio bears the risk of potential inability of the brokers to meet their obligation to perform.

Unfunded Commitments:

Certain Portfolios entered into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Portfolios to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Portfolios may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of interest income on the Statements of Operations.

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At June 30, 2022, the EQ/Franklin Strategic Income Portfolio had the following loan commitments in which all or a portion of the commitment was unfunded which could be extended at the option of the borrower:

					Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Amount	Value	Par Amount	Value	Par Amount	Value
athenahealth Group, Inc.	Term Loan	02/15/2029	3.50%	CME Term SOFR 1 Month + 3.50%	$10,390	$9,522	$—	$—	$10,390	$9,522
Aveanna Healthcare LLC	1st Lien New Term Loan	07/17/2028	3.75%	ICE LIBOR USD 1 Month + 3.75%	$4,642	$4,066	$—	$—	$4,642	$4,066
Dermatology Intermediate Holdings III, Inc.	Term Loan	04/02/2029	4.25%	CME Term SOFR 3 Month + 4.25%	$1,553	$1,444	$291	$271	$1,844	$1,715
Medical Solutions Holdings, Inc.	1st Lien Term Loan	11/01/2028	3.50%	ICE LIBOR USD 3 Month + 3.50%	$2,252	$2,105	$—	$—	$2,252	$2,105
Osmosis Buyer Ltd.	Term Loan	07/31/2028	4.00%	CME Term SOFR 3 Month + 4.00%	$1,197	$1,088	$—	$—	$1,197	$1,088

Private Investments in Public Equity (PIPEs):

A Portfolio may invest in securities issued in private investments in public equity transactions, commonly referred to as “PIPEs.” A PIPE investment involves the sale of equity securities, or securities convertible into equity securities, in a private placement transaction by an issuer that already has outstanding, publicly traded equity securities of the same class. Shares acquired in PIPEs are commonly sold at a discount to the current market value per share of the issuer’s publicly traded securities. Securities acquired in PIPEs generally are not registered with the SEC until after a certain period of time from the date the private sale is completed, which may be months and perhaps longer. PIPEs may contain provisions that require the issuer to pay penalties to the holder if the securities are not registered within a specified period. Until the public registration process is completed, securities acquired in PIPEs are restricted and, like investments in other types of restricted securities, may be illiquid. Any number of factors may prevent or delay a proposed registration. Prior to or in the absence of registration, it may be possible for securities acquired in PIPEs to be resold in transactions exempt from registration under the Securities Act of 1933, as amended. There is no guarantee, however, that an active trading market for such securities will exist at the time of disposition, and the lack of such a market could hurt the market value of a Portfolio’s investments. Even if the securities acquired in PIPEs become registered, or a Portfolio is able to sell the securities through an exempt transaction, a Portfolio may not be able to sell all the securities it holds on short notice and the sale could impact the market price of the securities.

Special Purpose Acquisition Companies (SPACs):

A Portfolio may invest in a SPAC, a publicly traded company that raises investment capital in the form of a blind pool via an IPO for the purpose of acquiring an existing company. Until an acquisition is completed, a SPAC generally invests the proceeds of its IPO (less a portion retained to cover expenses), which are held in trust, in U.S. government securities, money market securities and cash. If a SPAC does not complete an acquisition within a specified period of time after going public, the SPAC is dissolved, at which point the invested funds are returned to the SPAC’s shareholders (less certain permitted expenses) and any rights or warrants issued by the SPAC expire worthless. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly

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dependent on the ability of the entity’s management to identify and complete a profitable acquisition. In addition, the securities issued by a SPAC, which are typically traded in the over-the- counter market, may be considered illiquid and/or be subject to restrictions on resale.

Accounting for Derivative Instruments:

Following is a description of how and why the Portfolios use derivative instruments, the type of derivatives utilized by the Portfolios during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings in the Statement of Operations. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments. The volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Portfolio’s Portfolio of Investments. Portfolio securities are reserved and/or pledged with the custodian as collateral for current or potential derivative holdings as necessary throughout the year.

Options:

Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale (or cost of) purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Certain Portfolios may purchase put options on securities to increase the Portfolio’s total investment return or to protect its holdings against a substantial decline in market value. The purchase of put options on securities will enable a Portfolio to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Portfolios will continue to receive interest or dividend income on the security. The Portfolios may also purchase call options on securities to protect against substantial increases in prices of securities that Portfolios intend to purchase pending their ability to invest in an orderly manner in those securities. The Portfolios may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

Futures Contracts, Options on Futures Contracts, and Foreign Currency Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Options on futures contracts used by the Portfolios are rights to buy, or sell a futures contract for a set price in the future. Certain Portfolios buy or sell futures contracts for the purpose of protecting their Portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that they intend to purchase

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at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from or cost of the closing transactions and the Portfolio’s basis in the contract. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, a Portfolio’s credit risk is limited to failure of the exchange or board of trade.

During the six months ended June 30, 2022, certain Portfolios held forward foreign currency contracts to either gain exposure to certain currencies or enter into an economic hedge against changes in the values of securities held in the Portfolio that do not qualify for hedge accounting under Accounting Standards Codification (“ASC”) 815. The Statement of Operations for each Portfolio reflects realized gains or losses, if any, in forward currency transactions and change in unrealized gains or losses in forward foreign currency transactions. Further information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio.

The Portfolios may be exposed to foreign currency risks associated with Portfolio investments. Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking-to -market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from forward foreign currency transactions in the Statements of Operations of the Portfolios. The Portfolios may engage in these forward contracts to protect against uncertainty in the level of future rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios also buy forward foreign currency contracts to gain exposure to currencies.

Swap Agreements:

Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. Over-the-counter (“OTC”) swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statements of Operations.

Total return swap agreements involve commitments where cash flows are exchanged based on the price of an underlying reference and based on a fixed or variable rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a

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financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return. In connection with total return swap agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Interest rate swaps involve the exchange between two parties of payments calculated by reference to specified interest rates (e.g., an exchange of floating rate payments for fixed rate payments). The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. Caps and floors may be less liquid than swaps. In addition, the value of interest rate transactions will fluctuate based on changes in interest rates.

Credit default swap agreements involve greater risks than if a Portfolio had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Portfolio will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Portfolio’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Portfolio). In connection with credit default swaps in which a Portfolio is the buyer, the Portfolio will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Portfolio’s exposure (any accrued but unpaid net amounts owed by the Portfolio to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Portfolio is the seller, the Portfolio will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Portfolio). Such segregation or “earmarking” is intended to ensure that the Portfolio has assets available to satisfy its obligations with respect to the transaction and limit any potential leveraging of the Portfolio. Such segregation or “earmarking” will not limit the Portfolio’s exposure to loss. To the extent that credit default swaps are entered into for hedging purposes or are covered as described above, the Adviser believes such obligations do not constitute “senior securities” under the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio’s senior security and borrowing restrictions.

An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. A purchaser of a swaption risks losing only the amount of the premium they have paid should they decide to let the option expire, whereas the seller of a swaption is subject to the risk that they will become obligated if the option is exercised. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

A Portfolio may use inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index while the other is a pre-determined fixed interest rate. The use of swaps exposes the Portfolio to interest rate risk. Swaptions are marked-to-market daily based upon values from third party vendors.

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Forward settling transactions:

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward settling transactions”). Portfolios may designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or may enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward settling transaction may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is a risk in addition to the risk of decline in the value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Portfolios may enter into to-be-announced purchase or sale commitments (“TBA transactions”), pursuant to which it agrees to purchase or sell, respectively, mortgage backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by a Portfolio are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. Portfolios may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the portfolio maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the portfolio maintains an entitlement to the security to be sold.
Each of the EQ/PIMCO Global Real Return Portfolio, EQ/PIMCO Real Return Portfolio, EQ/ PIMCO Ultra Short Bond Portfolio, EQ/Quality Bond PLUS Portfolio and Multimanager Core Bond Portfolio entered into financing transactions referred to as “sale-buybacks” during the six months ended June 30, 2022. A sale-buyback transaction consists of a sale of a security by a Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed- upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Portfolio’s Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the “price drop.” A price drop consists of: (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold; and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Portfolio’s Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Portfolio’s Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio.

Master netting arrangements and collateral:

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Sub-Advisers on behalf of the Portfolios with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or

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termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third- party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Portfolio of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA transactions, delayed-delivery or sale-buybacks by and between the Sub-Advisers on behalf of the Portfolios and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged and/or received, and the net exposure by counterparty as of period end is disclosed in the Portfolio of Investments.

ISDA Master Agreements and Master Forward Agreements are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Under most ISDA Master Agreements and Master Forward Agreements, collateral is routinely pledged if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 (on a per counterparty basis) depending on the counterparty and the type of master agreement.

Collateral on OTC derivatives, forward settling transactions and centrally cleared derivatives may be in the form of cash or debt securities issued by the U.S. government or related agencies or foreign governments. Cash pledged as collateral by a Portfolio is reflected as cash held as collateral at the broker in the accompanying financial statements and generally is restricted from withdrawal by the Portfolio; securities pledged as collateral by a Portfolio are so noted in the accompanying Portfolio of Investments; both remain in the Portfolio’s assets. Securities received as collateral by counterparties are not included in the Portfolio’s assets because the Portfolio does not obtain effective control over those securities. The obligation to return cash collateral received from counterparties is included as a liability in the accompanying financial statements. Collateral posted or received by the Portfolio may be held in a segregated account at the respective counterparty or Portfolio’s custodian.

On October 28, 2020, the SEC adopted Rule 18f-4 (the “Derivatives Rule” or “Rule 18f-4”) under the 1940 Act which will replace existing SEC and staff guidance with an updated, comprehensive framework for registered funds’ use of derivatives effective August 19, 2022. Among other changes, the Derivatives Rule will require a Portfolio to trade derivatives and certain other instruments that create future payment or delivery obligations subject to a value-at-risk (“VaR”) leverage limit, develop and implement a derivatives risk management program and new testing requirements, and comply with new requirements related to board and SEC reporting. These new requirements will apply unless a Portfolio qualifies as a “limited derivatives user,” as defined in the Derivatives Rule. In connection with the adoption of Rule 18f-4, the SEC and its staff will rescind and withdraw applicable guidance and relief regarding asset segregation and coverage transactions reflected in the Portfolios’ asset segregation and cover practices discussed herein. The full impact of Rule 18f-4 on the Portfolios remains uncertain, but the Portfolios expect to fully comply with the requirements of Rule 18f-4 by August 19, 2022.

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Cash and Statement of Cash Flows:

In accordance with U.S. GAAP, the Portfolios consider cash which is not readily investable or available for withdrawal, such as initial margin pledged for derivatives, to be restricted cash for the purposes of reporting in the Statement of Cash Flows.

Due to the volume of sale-buyback transactions during the six months ended June 30, 2022, the EQ/PIMCO Global Real Return Portfolio and EQ/PIMCO Real Return Portfolio are presenting a Statement of Cash Flows. The Statement of Cash Flows, as applicable, has been prepared using the indirect method which requires increase (decrease) in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

Repurchase Agreements:

During the six months ended June 30, 2022, the EQ/Money Market Portfolio entered into repurchase agreements through an account at JPMorgan Chase Bank, N.A. (“JPMorgan”), the Portfolio’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For a repurchase agreement, JPMorgan takes possession of the collateral pledged for investments in such repurchase agreement. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are included within the Portfolio’s Portfolio of Investments.

Securities Lending:

During the six months ended June 30, 2022, certain Portfolios entered into securities lending transactions. To generate additional income, a Portfolio may lend its portfolio securities, up to 30% of the market value of the Portfolio’s total assets, to brokers, dealers, and other financial institutions.

JPMorgan serves as securities lending agent for the securities lending program of the Trust. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Portfolio or the borrower at any time.

The Portfolios’ securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements or government money market funds and shown in the Portfolio of Investments and included in calculating the Portfolio’s total assets. U.S. Government securities received as collateral, if any, are held in safekeeping by JPMorgan and cannot be sold or repledged by the Portfolio and accordingly are not reflected in the Portfolio’s total assets. For additional information on the non-cash collateral received, please refer to note (xx) in the Portfolio of Investments. Certain of the securities on loan may have been sold prior to the close of the reporting period and are included in Receivables for Securities Sold on the Statements of Assets and Liabilities.

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The Portfolios receive payments from the lending agent equivalent to any dividends and/or interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from the lending agent and reflected in the Statements of Operations under “Securities lending (net).” The Portfolios may invest cash collateral in joint repurchase agreements or government money market funds as indicated on the Portfolio of Investments, and record a liability in the Statements of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Such liabilities, if any, are reflected in the Statements of Assets and Liabilities under “Payable for return of collateral on securities loaned”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the lending agent to be of good standing and creditworthy and approved by EIM. Loans are subject to termination by a Portfolio or the borrower at any time, and, therefore, are not considered to be illiquid investments. The lending agent receives a fee based on a percentage of earnings derived from the investment of cash collateral. The Portfolios receive 90% of the net earnings of the Repurchase Agreements up to $45 million of aggregate earnings across all Portfolios within a calendar year and 92% thereafter.

The Securities Lending Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, a Portfolio may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Portfolio whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Portfolio sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Portfolio by purchasing replacement securities at JPMorgan’s expense, or paying the Portfolio an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agreement between the Portfolio and JPMorgan.

At June 30, 2022, the Securities Lending Agreement does not permit the Portfolio to enforce a netting arrangement.

Joint Repurchase Agreements:

During the six months ended June 30, 2022, certain Portfolios have transferred cash collateral received from the securities lending program to a joint account at JPMorgan, the lending agent. The joint account aggregates cash collateral received from the participating Portfolios, along with other customers of JPMorgan, in order to execute joint repurchase agreement transactions with various counterparties (the “Joint Repurchase Agreements”). As such, each Portfolio has a proportionate interest in one or more of the Joint Repurchase Agreements. The Joint Repurchase Agreements can contractually be collateralized by U.S. Government Treasury Securities, U.S. Government Agency Securities, Supranational/Non-U.S. Agency or U.S. Equity Securities and are held at a financial institution acting as a tri-party custodian. In a Joint Repurchase Agreement, the seller of the security agrees to repurchase the security at a mutually agreed upon time and price, which reflects the effective rate of return for the term of the agreement. The underlying collateral is marked to market daily to ensure that the value of the collateral pledged is equal to or greater than the agreed upon repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to cause JPMorgan to liquidate the collateral. JPMorgan shall indemnify the Portfolios against a decline in the value of the collateral below the agreed upon repurchase price. However, the execution of such actions may result in the delay of realization of the collateral by the Portfolios. The details of the proportionate share of the Joint Repurchase Agreements open at June 30, 2022 for the Portfolios are reflected in each Portfolio’s Portfolio of Investments. At June 30, 2022, the Joint Repurchase Agreements (on a gross basis, including other customers of JPMorgan) in which the Portfolios participated were as follows:

Bank of Nova Scotia, 1.50%, dated 6/30/22, due 7/1/22, repurchase price $50,002,083, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 2.750%, maturing 7/5/22 - 2/15/46; total market value $51,000,000.

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Barclays Capital, Inc., 1.45%, dated 6/30/22, due 7/1/22, repurchase price $60,002,417, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/25 - 11/15/50; total market value $61,200,000.

CF Secured LLC, 1.48%, dated 6/30/22, due 7/1/22, repurchase price $250,010,278, collateralized by various U.S. Government Treasury Securities, ranging from 0.625% - 4.250%, maturing 9/30/23 - 11/15/40; total market value $255,010,500.

Deutsche Bank Securities, Inc., 1.50%, dated 6/30/22, due 7/1/22, repurchase price $300,012,500, collateralized by various Foreign Government Agency Securities, ranging from 2.000% - 4.000%, maturing 1/1/45 - 4/1/52; total market value $305,999,997.

Deutsche Bank Securities, Inc., 1.45%, dated 6/30/22, due 7/1/22, repurchase price $500,020,139, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/22 - 2/15/52; total market value $509,999,633.

ING Financial Markets LLC, 1.46%, dated 6/30/22, due 7/1/22, repurchase price $44,001,784, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 3.375%, maturing 7/31/22 - 5/15/44; total market value $44,880,013.

MetLife, Inc. , 1.50%, dated 6/30/22, due 7/1/22, repurchase price $150,006,250, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/27 - 11/15/47; total market value $153,067,605.

National Bank of Canada, 1.70%, dated 6/30/22, due 7/7/22, repurchase price $1,000,330,556, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 0.000% - 3.000%, maturing 11/3/22 - 2/15/51; total market value $1,102,806,941.

Societe Generale SA, 1.51%, dated 6/30/22, due 7/7/22, repurchase price $200,058,722, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 1.807%, maturing 10/11/22 - 4/30/24; total market value $204,000,000.

Societe Generale SA, 1.62%, dated 6/30/22, due 7/1/22, repurchase price $375,016,875, collateralized by various Common Stocks; total market value $416,764,500.

Societe Generale SA, 1.50%, dated 6/30/22, due 7/1/22, repurchase price $100,004,167, collateralized by various U.S. Government Treasury Securities, ranging from 1.125% - 2.875%, maturing 10/31/23 - 2/15/32; total market value $102,038,330.

TD Prime Services LLC, 1.65%, dated 6/30/22, due 7/1/22, repurchase price $800,036,667, collateralized by various Common Stocks; total market value $886,217,600.

Market, Credit and Other Risks:

A Portfolio’s investments in financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, foreign securities, forward settling transactions and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. When nominal interest rates decline, the value of certain fixed-income securities held by a Portfolio generally rises. Conversely, when nominal interest rates rise, the value of certain fixed income securities held by a Portfolio generally decreases. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can

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be sudden and unpredictable, and a Portfolio may lose money if these changes are not anticipated by Portfolio management. A Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a security’s market price to interest rate (i.e., yield) movements.

Interest rates have been unusually low in recent years in the United States and abroad, and central banks reduced rates further in an effort to combat the economic effects of the COVID-19 pandemic. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase or other significant policy changes. However, due to concerns regarding rising inflation in many sectors of the U.S. and global economy, it is expected that the U.S. and many foreign governments and monetary authorities will raise interest rates and implement other policy initiatives that are intended to contain the impacts of rising inflation. Rising interest rates may present a particularly greater risk than has historically been the case due to the current period of relatively low rates and the effect of government fiscal and monetary policy initiatives and potential market reaction to those initiatives, or their alteration or cessation. Inflation risk is the uncertainty over the future real value (after inflation) of an investment. A Portfolio’s investments may not keep pace with inflation, and the value of an investment in a Portfolio may be eroded over time by inflation.

Many debt securities, derivatives and other financial instruments utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. The publication of most LIBOR settings was discontinued at the end of 2021, except for the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar-denominated LIBOR settings, which will continue through June 30, 2023. The Secured Overnight Financing Rate (“SOFR”) has been selected by a committee established by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York to replace LIBOR as a reference or benchmark rate in the United States. Other countries have undertaken similar initiatives to identify replacement reference or benchmark rates in their respective markets. However, there are obstacles to converting certain existing investments and transactions to a new reference or benchmark rate, as well as risks associated with using a new reference or benchmark rate with respect to new investments and transactions. The transition process, or a failure to transition properly, might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates, a reduction in the values of some LIBOR-based investments, and reduced effectiveness of certain hedging strategies, which may adversely affect a Portfolio’s performance or net asset value. In addition, the alternative reference or benchmark rate may be an ineffective substitute resulting in prolonged adverse market conditions for a Portfolio.

If a Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns. The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

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Foreign (non-U.S.) securities in this report are classified by the country of risk of a holding. Investments in foreign securities, including depositary receipts, involve risks not associated with investment in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision and regulation than U.S. markets. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values, and it may take more time to clear and settle trades involving foreign securities. In addition, foreign operations or holding can involve risks relating to conditions in foreign countries.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the financial markets. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that provide military or economic support to Russia. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that a Portfolio has exposure to Russian investments or investments in countries affected by the invasion, the Portfolio’s ability to price, buy, sell, receive or deliver such investments may be impaired. In addition, any exposure that a Portfolio may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Portfolio’s investments. The extent and duration of military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict. These events have resulted in, and could continue to result in, significant market disruptions, including in certain industries or sectors such as the oil and natural gas markets, and may further strain global supply chains and negatively affect inflation and global growth. These and any related events could significantly impact a Portfolio’s performance and the value of an investment in a Portfolio beyond any direct exposure a Portfolio may have to Russian issuers or issuers in other countries affected by the invasion.

Forward settling transactions and forward foreign currency contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. They are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligations. If this occurs, the Portfolio may lose both the investment opportunity for its assets if set aside to pay for the security and any gain in the security. The use of forward settling transaction may result in market risk to the Portfolios that is greater than if the Portfolios had engaged solely in transactions that settle in the customary time.

Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss.

The market values of the Portfolio’s investments may decline due to general market conditions which are not specifically related to a particular company or issuer, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and

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competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. Credit ratings downgrades may also negatively affect securities held by a Portfolio. Even when markets perform well, there is no assurance that the investments held by a Portfolio will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level, and the risk that events such as natural disasters or pandemics could adversely affect the national or global economy.

A Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio is subject to the risk that the issuer or guarantor of a fixed income security, or the counterparty to a transaction, is unable or unwilling or is perceived as unable or unwilling to make timely interest or principal payments or otherwise honor its obligations, which may cause the Portfolio’s holding to lose value. The downgrade of a security’s credit rating may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. The credit quality of a security can deteriorate suddenly and rapidly.

Certain Portfolios may invest in below investment grade high-yield securities (commonly known as “junk bonds”). These securities are considered to be high risk investments. Securities rated below investment grade are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities because such securities are generally unsecured and subordinated to other creditors’ claims. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse economic conditions could make it difficult to sell certain securities or could result in lower prices than those used in calculating the Portfolio’s NAV.

Because certain Portfolios invest in affiliated mutual funds, unaffiliated mutual funds and ETFs, the Portfolios indirectly pay a portion of the expenses incurred by the underlying funds and ETFs. As a result, the cost of investing in the Portfolios may be higher than the cost of investing in a Portfolio that invests directly in individual securities and financial instruments. The Portfolios are also subject to certain risks related to the underlying funds’ and ETFs’ investments in securities and financial instruments (such as fixed income securities, including high yield, asset-backed and mortgage- related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities) and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the underlying fund or ETF to meet its investment objective. With respect to the Portfolio’s investments in ETFs, there is also the risk that an ETF’s performance may not match that of the relevant index. It is also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of the Portfolio’s investments in the ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular underlying fund or ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the underlying fund or ETF, which will vary.

Offsetting Assets and Liabilities:

The Portfolios may be subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. As the Master Agreements are specific to unique operations of different asset types; they allow a Portfolio to close out and net its total exposure to counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally show derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

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Note 2	Management of the Trust

The Trust, on behalf of each Portfolio, has entered into an investment advisory agreement (the “Advisory Agreement”) with EIM which provides that the Adviser is responsible for (i) providing a continuous investment program for the Portfolios; (ii) monitoring the implementation of the investment program for each Portfolio; (iii) assessing the investment objectives and policies, composition, investment style and investment process for each Portfolio; (iv) effecting transactions for each Portfolio and selecting brokers or dealers to execute such transactions; (v) developing and evaluating strategic initiatives with respect to the Portfolios; (vi) making recommendations to the Board regarding the investment programs of the Portfolios, including any changes to the investment objectives and policies of a Portfolio; (vii) coordinating and/or implementing strategic initiatives approved by the Board; and (viii) preparing and providing reports to the Board on the impact of such strategic initiatives. For its services under the Advisory Agreement, the Adviser is entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
EQ/All Asset Growth Allocation	0.100% of average daily net assets

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
1290 VT DoubleLine Dynamic Allocation	0.750%	0.700%	0.675%	0.650%	0.625%
1290 VT DoubleLine Opportunistic Bond	0.600	0.575	0.550	0.530	0.520
1290 VT Equity Income	0.750	0.700	0.675	0.650	0.625
1290 VT GAMCO Mergers & Acquisitions	0.900	0.850	0.825	0.800	0.775
1290 VT GAMCO Small Company Value	0.750	0.700	0.675	0.650	0.625
1290 VT High Yield Bond	0.600	0.580	0.560	0.540	0.530
1290 VT Micro Cap	0.850	0.800	0.775	0.750	0.725
1290 VT Moderate Growth Allocation	0.700	0.650	0.625	0.600	0.575
1290 VT Small Cap Value	0.800	0.750	0.725	0.700	0.675
1290 VT SmartBeta Equity ESG	0.700	0.650	0.625	0.600	0.575
EQ/AB Dynamic Aggressive Growth	0.750	0.700	0.675	0.650	0.625
EQ/AB Dynamic Growth	0.750	0.700	0.675	0.650	0.625
EQ/AB Dynamic Moderate Growth	0.750	0.700	0.675	0.650	0.625
EQ/AB Sustainable U.S. Thematic	0.650	0.600	0.575	0.550	0.525
EQ/AB Short Duration Government Bond	0.450	0.430	0.410	0.390	0.380
EQ/AB Small Cap Growth	0.550	0.500	0.475	0.450	0.425
EQ/American Century Mid Cap Value	0.900	0.850	0.825	0.800	0.775
EQ/American Century Moderate Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/AXA Investment Managers Moderate Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Capital Group Research	0.650	0.600	0.575	0.550	0.525
EQ/ClearBridge Large Cap Growth ESG	0.650	0.600	0.575	0.550	0.525
EQ/Emerging Markets Equity PLUS	0.700	0.650	0.625	0.600	0.575
EQ/Fidelity Institutional AM® Large Cap	0.540	0.500	0.475	0.450	0.425
EQ/First Trust Moderate Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Franklin Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Franklin Moderate Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Franklin Rising Dividends	0.600	0.550	0.510	0.490	0.475
EQ/Franklin Strategic Income	0.590	0.490	0.440	0.430	0.370
EQ/Goldman Sachs Growth Allocation	0.800	0.750	0.725	0.700	0.675

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	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
EQ/Goldman Sachs Mid Cap Value	0.770%	0.750%	0.725%	0.680%	0.670%
EQ/Goldman Sachs Moderate Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Invesco Comstock	0.650	0.600	0.575	0.550	0.525
EQ/Invesco Global	0.850	0.800	0.775	0.750	0.725
EQ/Invesco Global Real Assets	0.735	0.700	0.675	0.650	0.625
EQ/Invesco International Growth	0.710	0.700	0.675	0.650	0.625
EQ/Invesco Moderate Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Invesco Moderate Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Janus Enterprise	0.700	0.650	0.625	0.600	0.575
EQ/JPMorgan Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/JPMorgan Value Opportunities	0.600	0.550	0.525	0.500	0.475
EQ/Lazard Emerging Markets Equity	1.000	0.950	0.925	0.900	0.875
EQ/Loomis Sayles Growth	0.750	0.700	0.675	0.650	0.625
EQ/MFS International Growth	0.850	0.800	0.775	0.750	0.725
EQ/MFS International Intrinsic Value	0.860	0.820	0.700	0.700	0.700
EQ/MFS Mid Cap Focused Growth	0.850	0.800	0.775	0.750	0.725
EQ/MFS Technology	0.750	0.700	0.675	0.650	0.625
EQ/MFS Utilities Series	0.730	0.700	0.670	0.650	0.625
EQ/Money Market	0.350	0.325	0.280	0.270	0.250
EQ/Morgan Stanley Small Cap Growth	0.800	0.750	0.725	0.700	0.675
EQ/PIMCO Global Real Return	0.600	0.575	0.550	0.530	0.520
EQ/PIMCO Real Return	0.500	0.475	0.450	0.430	0.420
EQ/PIMCO Total Return ESG	0.500	0.475	0.450	0.430	0.420
EQ/PIMCO Ultra Short Bond	0.500	0.475	0.450	0.430	0.420
EQ/Quality Bond PLUS	0.400	0.380	0.360	0.340	0.330
EQ/T. Rowe Price Growth Stock	0.750	0.700	0.675	0.650	0.625
EQ/T. Rowe Price Health Sciences	0.950	0.900	0.875	0.850	0.825
EQ/Value Equity	0.560	0.540	0.520	0.500	0.475
EQ/Wellington Energy	0.850	0.800	0.775	0.750	0.725
Multimanager Aggressive Equity	0.580	0.550	0.525	0.500	0.475
Multimanager Core Bond	0.550	0.530	0.510	0.490	0.480
Multimanager Technology	0.950	0.900	0.875	0.850	0.825

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Next $2.5 Billion	Thereafter
EQ/ClearBridge Select Equity Managed Volatility	0.700%	0.665%	0.635%	0.610%	0.560%	0.540%
EQ/Franklin Small Cap Value Managed Volatility	0.700	0.665	0.635	0.610	0.560	0.540
EQ/Global Equity Managed Volatility	0.740	0.720	0.690	0.665	0.615	0.590
EQ/International Core Managed Volatility	0.600	0.575	0.550	0.525	0.475	0.450
EQ/International Value Managed Volatility	0.600	0.575	0.550	0.525	0.475	0.450
EQ/Large Cap Core Managed Volatility	0.500	0.475	0.450	0.425	0.375	0.350

1479

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2022 (Unaudited)

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Next $2.5 Billion	Thereafter
EQ/Large Cap Growth Managed Volatility	0.500%	0.475%	0.450%	0.425%	0.375%	0.350%
EQ/Large Cap Value Managed Volatility	0.500	0.475	0.450	0.425	0.375	0.350
EQ/Mid Cap Value Managed Volatility	0.550	0.525	0.500	0.475	0.425	0.400

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $2 Billion	Next $2 Billion	Next $3 Billion	Next $3 Billion	Thereafter
ATM International Managed Volatility	0.450%	0.425%	0.400%	0.375%	0.350%	0.325%
ATM Large Cap Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
ATM Mid Cap Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
ATM Small Cap Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
EQ/500 Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
EQ/400 Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
EQ/2000 Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
EQ/lnternational Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
EQ/Aggressive Growth Strategy	0.1000	0.0925	0.0900	0.0875	0.0850	0.0825
EQ/Balanced Strategy	0.1000	0.0925	0.0900	0.0875	0.0850	0.0825
EQ/Conservative Growth Strategy	0.1000	0.0925	0.0900	0.0875	0.0850	0.0825
EQ/Conservative Strategy	0.1000	0.0925	0.0900	0.0875	0.0850	0.0825
EQ/Growth Strategy	0.1000	0.0925	0.0900	0.0875	0.0850	0.0825
EQ/Moderate Growth Strategy	0.1000	0.0925	0.0900	0.0875	0.0850	0.0825
EQ/Ultra Conservative Strategy	0.1000	0.0925	0.0900	0.0875	0.0850	0.0825

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $4 Billion	Thereafter
1290 VT Low Volatility Global Equity	0.500%	0.450%	0.425%
1290 VT Multi-Alternative Strategies	0.500	0.450	0.425

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $4 Billion	Next $2 Billion	Thereafter
1290 VT Convertible Securities	0.500%	0.450%	0.425%	0.400%
1290 VT Natural Resources	0.500	0.450	0.425	0.400
1290 VT Real Estate	0.500	0.450	0.425	0.400
1290 VT Socially Responsible	0.500	0.450	0.425	0.400
EQ/Common Stock Index	0.350	0.300	0.275	0.250
EQ/Core Bond Index	0.350	0.300	0.275	0.250
EQ/Equity 500 Index	0.250	0.200	0.175	0.150
EQ/Intermediate Government Bond	0.350	0.300	0.275	0.250
EQ/International Equity Index	0.400	0.350	0.325	0.300

1480

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2022 (Unaudited)

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $4 Billion	Next $2 Billion	Thereafter
EQ/Large Cap Growth Index	0.350%	0.300%	0.275%	0.250%
EQ/Large Cap Value Index	0.350	0.300	0.275	0.250
EQ/Long-Term Bond	0.350	0.300	0.275	0.250
EQ/Mid Cap Index	0.350	0.300	0.275	0.250
EQ/Small Company Index	0.250	0.200	0.175	0.150

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $2 Billion	Next $2 Billion	Next $3 Billion	Thereafter
Equitable Growth MF/ETF	0.1500%	0.1425%	0.1400%	0.1375%	0.1350%
Equitable Moderate Growth MF/ETF	0.1500	0.1425	0.1400	0.1375	0.1350

With the exception of the EQ/All Asset Growth Allocation Portfolio, Equitable Moderate Growth MF/ETF Portfolio, Equitable Growth MF/ETF Portfolio, ETF Portfolios, and Strategic Allocation Series Portfolios, the Adviser has entered into an investment advisory agreement (“Sub-Advisory Agreements”) with each of the Sub-Advisers with respect to the Trust’s Portfolios. Each of the Sub-Advisory Agreements obligates the Sub-Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Adviser or the respective Sub-Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Adviser pays the expenses of investment sub-advisory services provided to the Portfolios, including the fees of the Sub-Advisers.

Indemnification of Trustees and Officers:

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that may provide for general indemnifications. A Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio. However, based on experience, the Trust and management expect the risk of loss to be remote.

Compensation of Officers:

Each officer of the Trust is an employee of Equitable Financial, EIM and/or Equitable Distributors, LLC (“Equitable Distributors” or the “Distributor”). No officer of the Trust, other than the Chief Compliance Officer, receives compensation paid by the Trust. During the six months ended June 30, 2022, the three trusts in the complex reimbursed EIM for $290,000 of the Chief Compliance Officer’s compensation, including $250,121 reimbursed by the Trust.

Note 3	Administrative Fees

Equitable Investment Management, LLC (the “Administrator”), an affiliate of EIM, serves as Administrator to the Trust. The Administrator provides the Trust with necessary administrative, fund accounting, and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services to the Trust. The Administrator may carry out its responsibilities either directly or through sub-contracting with third party providers. For these services, the Trust pays the Administrator monthly fees, as follows:

The 1290 VT Moderate Growth Allocation Portfolio, EQ/AB Dynamic Aggressive Growth Portfolio, EQ/AB Dynamic Growth Portfolio, EQ/AB Dynamic Moderate Growth Portfolio, EQ/AB Small Cap Growth Portfolio, EQ/American Century Moderate Growth Allocation Portfolio, EQ/AXA Investment Managers Moderate Allocation Portfolio, EQ/First Trust Moderate Growth Allocation

1481

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2022 (Unaudited)

Portfolio, EQ/ Goldman Sachs Growth Allocation Portfolio, EQ/Goldman Sachs Moderate Growth Allocation Portfolio, EQ/Invesco Moderate Allocation Portfolio, EQ/Invesco Moderate Growth Allocation Portfolio, EQ/ JPMorgan Growth Allocation Portfolio, EQ/Franklin Growth Allocation Portfolio, EQ/Franklin Moderate Allocation Portfolio, the Tactical Portfolios, the Multiadviser Portfolios, the EQ/All Asset Growth Allocation Portfolio, Equitable Growth MF/ETF Portfolio, Equitable Moderate Growth MF/ETF Portfolio, Strategic Allocation Series Portfolios, together with each series of the EQ Premier VIP Trust, a separate registered investment company managed by EIM, each pay a proportionate share of an asset-based administration fee based on aggregate average daily net assets of the above mentioned Portfolios (“Administration Group 1”), as follows:

0.140% on the first $60 billion

0.110% on the next $20 billion

0.0875% on the next $20 billion

0.0775% on the next $20 billion

0.0750% on the next $20 billion

0.0725% on net assets thereafter

The asset-based administration fee is calculated and billed monthly, and each Portfolio in Administration Group 1 is subject to a minimum annual fee of $32,500.

All other Portfolios (“Administration Group 2”) pay a proportionate share of an asset-based administration fee based on aggregate average daily net assets of Administration Group 2 as follows:

0.100% on the first $30 billion

0.0975% on the next $10 billion

0.0950% on the next $5 billion

0.0775% on the next $10 billion

0.0750% on the next $30 billion

0.0725% on net assets thereafter

The asset-based administration fee is calculated and billed monthly, and each Portfolio in Administration Group 2 is subject to a minimum annual fee of $30,000.

Pursuant to a sub-administration arrangement with the Administrator and EIM, the Sub-Administrator assists the Administrator in providing the Trust with certain administrative services, including portfolio compliance and portfolio accounting support services, subject to the supervision of the Administrator.

Note 4	Custody Fees

The Trust has entered into a custody agreement (the “Custody Agreement”) with JPMorgan Chase Bank, N.A. (in this capacity, the “Custodian”). The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. The Custodian serves as custodian of the Trust’s Portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and the Custodian, the Custodian maintains and deposits in each Portfolio’s account, cash, securities and other assets of the Portfolios. The Custodian is also required, upon the order of the Trust, to deliver securities held by the Custodian, and to make payments for securities purchased by the Trust. The Custodian has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities. As of June 30, 2022, certain of the Portfolios maintain significant cash balances with the Custodian or its affiliates. These balances are presented as cash on each Portfolio’s Statement of Assets and Liabilities.

1482

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2022 (Unaudited)

Note 5	Distribution Plans

The Trust, on behalf of each Portfolio, has entered into distribution agreements with Equitable Distributors, LLC, an indirect wholly-owned subsidiary of Equitable Financial and an affiliate of EIM, pursuant to which the Distributor serves as the principal underwriter of the Class IA, Class IB and Class K shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to each of Class IA and Class IB shares of the Trust (“Distribution Plans”). The Distribution Plans provide that the Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.25% of the average daily net assets attributable to the Trust’s Class IA and Class IB shares for which it provides service.

Note 6	Expense Limitation

EIM and the Administrator have contractually agreed to limit the expenses of certain Portfolios (exclusive of taxes, interest, brokerage commissions, capitalized expenses, acquired fund fees and expenses (with respect to certain Portfolios) and extraordinary expenses) through April 30, 2023 or April 30, 2024, as applicable (unless the Board consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”). Pursuant to the Expense Limitation Agreement, EIM has agreed to waive or limit its and its affiliates’ fees and to assume other expenses so that the total annual operating expenses do not exceed the following annual rates:

	Maximum Annual Operating Expense Limit
Portfolios:	Class IA+		Class IB+		Class K
EQ/All Asset Growth Allocation	1.25	%*	1.25	%*	1.00	%*
EQ/Ultra Conservative Strategy	0.95	*	0.95	*	0.70	*
EQ/Conservative Strategy	0.95	*	0.95	*	0.70	*
EQ/Conservative Growth Strategy	1.00	*	1.00	*	0.75	*
EQ/Balanced Strategy	1.05	*	1.05	*	0.80	*
EQ/Moderate Growth Strategy	1.10	*	1.10	*	0.85	*
EQ/Growth Strategy	1.10	*	1.10	*	0.85	*
EQ/Aggressive Growth Strategy	N/A		1.15	*	0.90	*
Equitable Moderate Growth MF/ETF	N/A		1.10	*	0.85	*
Equitable Growth MF/ETF	N/A		1.15	*	0.90	*
1290 VT Low Volatility Global Equity	N/A		0.90	*	0.65	*
1290 VT Moderate Growth Allocation	N/A		1.10	*	0.85	*
1290 VT Multi-Alternative Strategies	N/A		1.10	*	0.85	*
1290 VT Convertible Securities	N/A		0.90		0.65
1290 VT DoubleLine Dynamic Allocation	N/A		1.20	*	0.95	*
1290 VT DoubleLine Opportunistic Bond	N/A		0.90	*	0.65	*
1290 VT Equity Income	0.95		0.95		0.70
1290 VT GAMCO Mergers & Acquisitions	1.25		1.25		1.00
1290 VT GAMCO Small Company Value	1.10		1.10		0.85
1290 VT High Yield Bond	N/A		1.00		0.75
1290 VT Micro Cap	N/A		1.15		0.90
1290 VT Natural Resources	N/A		0.90	*	0.65	*
1290 VT Real Estate	N/A		0.90		0.65
1290 VT Small Cap Value	N/A		1.15		0.90
1290 VT SmartBeta Equity ESG	N/A		1.10		0.85
1290 VT Socially Responsible	1.15		1.15		0.90
ATM Large Cap Managed Volatility	0.85		0.85		0.60
ATM Mid Cap Managed Volatility	0.85		0.85		0.60
ATM Small Cap Managed Volatility	0.85		0.85		0.60
ATM International Managed Volatility	N/A		0.90		0.65

1483

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2022 (Unaudited)

	Maximum Annual Operating Expense Limit
Portfolios:	Class IA+		Class IB+		Class K
EQ/500 Managed Volatility	0.85%		0.85%		0.60%
EQ/400 Managed Volatility	0.85		0.85		0.60
EQ/2000 Managed Volatility	0.85		0.85		0.60
EQ/International Managed Volatility	N/A		0.90		0.65
EQ/AB Dynamic Aggressive Growth	N/A		1.20	*	0.95	*
EQ/AB Dynamic Growth	N/A		1.20	*	0.95	*
EQ/AB Dynamic Moderate Growth	1.20	*	1.20	*	0.95	*
EQ/AB Short Duration Government Bond	0.77		0.77		0.52
EQ/AB Sustainable U.S. Thematic	N/A		1.00		0.75
EQ/AB Small Cap Growth	1.00		1.00		0.75
EQ/American Century Mid Cap Value	N/A		1.00	*	0.75	*
EQ/American Century Moderate Growth Allocation	N/A		1.20	*	0.95	*
EQ/AXA Investment Managers Moderate Allocation	N/A		1.20	*	0.95	*
EQ/Capital Group Research	0.97		0.97		0.72
EQ/ClearBridge Large Cap Growth ESG	1.00		1.00		0.75
EQ/Clearbridge Select Equity Managed Volatility	1.05		1.05		0.80
EQ/Common Stock Index	0.68		0.68		0.43
EQ/Core Bond Index	0.65		0.65		0.40
EQ/Emerging Markets Equity PLUS	N/A		1.20		0.95
EQ/Equity 500 Index	0.55		0.55		0.30
EQ/Fidelity Institutional AM® Large Cap	N/A		0.87	*	0.62	*
EQ/First Trust Moderate Growth Allocation	N/A		1.20	*	0.95	*
EQ/Franklin Growth Allocation	N/A		1.20	*	0.95	*
EQ/Franklin Moderate Allocation	N/A		1.20	*	0.95	*
EQ/Franklin Rising Dividends	N/A		0.87	*	0.62	*
EQ/Franklin Small Cap Value Managed Volatility	1.05		1.05		0.80
EQ/Franklin Strategic Income	N/A		0.93	*	0.68	*
EQ/Global Equity Managed Volatility	1.10		1.10		0.85
EQ/Goldman Sachs Growth Allocation	N/A		1.20	*	0.95	*
EQ/Goldman Sachs Mid Cap Value	N/A		1.09	*	0.84	*
EQ/Goldman Sachs Moderate Growth Allocation	N/A		1.20	*	0.95	*
EQ/Intermediate Government Bond	0.65		0.65		0.40
EQ/International Core Managed Volatility	1.05		1.05		0.80
EQ/International Equity Index	0.79	*	0.79	*	0.54	*
EQ/International Value Managed Volatility	1.05		1.05		0.80
EQ/Invesco Comstock	1.00		1.00		0.75
EQ/Invesco Global	1.15		1.15		0.90
EQ/Invesco Global Real Assets	N/A		1.20	*	0.95	*
EQ/Invesco International Growth	N/A		1.15	*	0.90	*
EQ/Invesco Moderate Allocation	N/A		1.20	*	0.95	*
EQ/Invesco Moderate Growth Allocation	N/A		1.20	*	0.95	*
EQ/Janus Enterprise	1.05		1.05		0.80
EQ/JPMorgan Growth Allocation	N/A		1.20	*	0.95	*
EQ/JPMorgan Value Opportunities	1.00		1.00		0.75
EQ/Large Cap Core Managed Volatility	0.90		0.90		0.65
EQ/Large Cap Growth Index	0.73		0.73		0.48
EQ/Large Cap Growth Managed Volatility	0.90		0.90		0.65
EQ/Large Cap Value Index	0.75		0.75		0.50
EQ/Large Cap Value Managed Volatility	0.90		0.90		0.65
EQ/Lazard Emerging Markets Equity	N/A		1.35	*	1.10	*
EQ/Long-Term Bond	N/A		0.65		0.40

1484

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2022 (Unaudited)

	Maximum Annual Operating Expense Limit
Portfolios:	Class IA+		Class IB+		Class K
EQ/Loomis Sayles Growth	1.05%		1.05%		0.80%
EQ/MFS International Growth	1.10	*	1.10	*	0.85	*
EQ/MFS International Intrinsic Value	N/A		1.15	*	0.90	*
EQ/MFS Mid Cap Focused Growth	N/A		1.10	*	0.85	*
EQ/MFS Technology	N/A		1.14	*	0.89	*
EQ/MFS Utilities Series	N/A		1.05	*	0.80	*
EQ/Mid Cap Index	0.66		0.66		0.41
EQ/Mid Cap Value Managed Volatility	1.00		1.00		0.75
EQ/Morgan Stanley Small Cap Growth	N/A		1.15		0.90
EQ/PIMCO Global Real Return	N/A		0.90		0.65
EQ/PIMCO Real Return	N/A		0.75	*	0.50	*
EQ/PIMCO Total Return ESG	N/A		0.75	*	0.50	*
EQ/PIMCO Ultra Short Bond	0.80		0.80		0.55
EQ/Quality Bond PLUS	0.85		0.85		0.60
EQ/Small Company Index	0.64		0.64		0.39
EQ/T. Rowe Price Growth Stock	1.00		1.00		0.75
EQ/T. Rowe Price Health Sciences	N/A		1.20	*	0.95	*
EQ/Value Equity	0.95		0.95		0.70
EQ/Wellington Energy	N/A		1.19	*	0.94	*
Multimanager Aggressive Equity	1.00		1.00		0.75
Multimanager Core Bond	0.85		0.85		0.60
Multimanager Technology	1.18		1.18		0.93

*	For purposes of calculating the Maximum Annual Operating Expense Limit, Acquired Fund Fees and Expenses are included in Portfolio Operating Expenses.
+	Includes amounts payable pursuant to Rule 12b-1 under the 1940 Act.
N/A	This class of shares of the Portfolio either is not registered or is registered but not currently offered for sale.

Investment advisory fees are waived first, administration fees are waived next, and then EIM reimburses the Portfolio’s expenses out of its own resources. Each Portfolio may at a later date reimburse EIM for fees waived (including fees waived by EIM’s affiliates, including the Administrator) or other expenses assumed and paid for by EIM pursuant to the Expense Limitation Agreement within three years of payments or waivers being recorded, provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits mentioned above for the respective period. Consequently, no reimbursement by a Portfolio will be made unless the Portfolio’s total annual expense ratio is less than the respective percentages stated above for the respective period. Any reimbursement will be based on the earliest fees waived or assumed by EIM.

Reimbursements during the period are presented as Recoupment Fees in the Statement of Operations. During the six months ended June 30, 2022, the following Portfolios incurred Recoupment Fees:

Portfolios:	Recoupment Fees
1290 VT SmartBeta Equity ESG	$18,958
EQ/AB Dynamic Aggressive Growth	40,444
EQ/Common Stock Index	14,875
EQ/International Equity Index	19,648
EQ/Invesco International Growth	159
EQ/Small Company Index	3,972

$98,056

1485

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2022 (Unaudited)

EIM voluntarily agreed to forgo recoupment of fees waived or expenses assumed prior to June 30, 2020 for each Portfolio. At June 30, 2022, under the Expense Limitation Agreement, the amount eligible for potential recoupment from each Portfolio, and its respective expiration year, is as follows:

Portfolios:	2023	2024	2025	Total Eligible For Recoupment
Equitable Moderate Growth MF/ETF	$—	$—	$56,555	$56,555
Equitable Growth MF/ETF	—	—	57,074	57,074
1290 VT Low Volatility Global Equity	71,183	104,229	36,798	212,210
1290 VT Moderate Growth Allocation	48,374	85,862	46,134	180,370
1290 VT Multi-Alternative Strategies	51,043	62,695	20,576	134,314
1290 VT Convertible Securities	69,915	113,645	43,934	227,494
1290 VT DoubleLine Dynamic Allocation	39,568	41,529	22,190	103,287
1290 VT DoubleLine Opportunistic Bond	144,446	319,792	250,231	714,469
1290 VT Equity Income	445,267	992,576	488,626	1,926,469
1290 VT GAMCO Mergers & Acquisitions	31,231	113,653	59,884	204,768
1290 VT High Yield Bond	88,513	103,265	61,419	253,197
1290 VT Micro Cap	183,391	335,701	150,740	669,832
1290 VT Natural Resources	89,186	120,203	53,387	262,776
1290 VT Real Estate	112,277	123,937	81,640	317,854
1290 VT Small Cap Value	183,230	276,477	143,571	603,278
1290 VT SmartBeta Equity ESG	45,713	18,134	2,859	66,706
ATM Mid Cap Managed Volatility	53,007	73,360	31,201	157,568
EQ/AB Dynamic Aggressive Growth	37,039	178,743	11,080	226,862
EQ/AB Short Duration Government Bond	47,929	118,379	215,372	381,680
EQ/AB Sustainable U.S. Thematic Portfolio	—	—	65,878	65,878
EQ/American Century Mid Cap Value	766,842	1,638,002	829,157	3,234,001
EQ/American Century Moderate Growth Allocation	60,293	99,239	49,090	208,622
EQ/AXA Investment Managers Moderate Allocation	54,709	101,144	49,492	205,345
EQ/Capital Group Research	169,450	294,138	145,585	609,173
EQ/ClearBridge Large Cap Growth ESG	35,372	103,612	55,525	194,509
EQ/ClearBridge Select Equity Managed Volatility	113,659	220,928	168,446	503,033
EQ/Core Bond Index	405,875	1,167,061	745,253	2,318,189
EQ/Emerging Markets Equity PLUS	73,167	50,389	36,992	160,548
EQ/Equity 500 Index	393,382	834,752	443,893	1,672,027
EQ/Fidelity Institutional AM® Large Cap	233,598	309,481	163,042	706,121
EQ/First Trust Moderate Growth Allocation	60,771	112,405	59,284	232,460
EQ/Franklin Growth Allocation	58,104	108,296	56,083	222,483
EQ/Franklin Moderate Allocation	73,050	98,625	49,418	221,093
EQ/Franklin Rising Dividends	132,668	273,704	138,890	545,262
EQ/Franklin Small Cap Value Managed Volatility	82,732	300,326	145,113	528,171
EQ/Franklin Strategic Income	123,224	204,995	97,873	426,092
EQ/Global Equity Managed Volatility	557,277	761,254	467,346	1,785,877
EQ/Goldman Sachs Growth Allocation	74,636	135,313	73,863	283,812
EQ/Goldman Sachs Mid Cap Value	66,826	128,415	66,277	261,518
EQ/Goldman Sachs Moderate Growth Allocation	115,758	31,133	31,467	178,358
EQ/Intermediate Government Bond	367,371	1,055,528	641,048	2,063,947
EQ/International Equity Index	37,634	96,260	56,645	190,539
EQ/Invesco Comstock	57,413	99,582	52,206	209,201
EQ/Invesco Global	188,677	400,667	177,880	767,224
EQ/Invesco International Growth	—	—	17	17
EQ/Invesco Moderate Allocation	81,781	93,869	48,295	223,945
EQ/Invesco Moderate Growth Allocation	73,076	95,037	46,146	214,259
EQ/JPMorgan Growth Allocation	83,208	150,502	88,833	322,543
EQ/Lazard Emerging Markets Equity	194,130	523,608	264,042	981,780

1486

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2022 (Unaudited)

Portfolios:	2023	2024	2025	Total Eligible For Recoupment
EQ/Long-Term Bond	$—	$292,602	$611,661	$904,263
EQ/Loomis Sayles Growth	279,474	508,475	242,750	1,030,699
EQ/MFS International Growth	421,201	1,514,849	683,718	2,619,768
EQ/MFS International Intrinsic Value	428,573	808,078	393,016	1,629,667
EQ/MFS Mid Cap Focused Growth	282,065	546,136	257,265	1,085,466
EQ/MFS Utilities Series	125,251	202,888	100,069	428,208
EQ/Mid Cap Index	—	217,331	490,217	707,548
EQ/Morgan Stanley Small Cap Growth	230,097	394,300	167,660	792,057
EQ/PIMCO Global Real Return	135,057	237,753	125,518	498,328
EQ/PIMCO Real Return	157,024	278,427	138,202	573,653
EQ/PIMCO Total Return ESG	297,275	567,774	266,540	1,131,589
EQ/PIMCO Ultra Short Bond	478,065	731,077	312,569	1,521,711
EQ/T. Rowe Price Growth Stock	809,417	1,572,606	753,372	3,135,395
EQ/T. Rowe Price Health Sciences	172,362	344,974	156,677	674,013
EQ/Wellington Energy	72,601	115,110	55,886	243,597
Multimanager Core Bond	487,265	860,698	621,695	1,969,658
Multimanager Technology	1,147,346	2,412,135	1,111,944	4,671,425

During the six months ended June 30, 2022, EIM voluntarily waived fees for certain Portfolios. These amounts are included in voluntary waiver from investment adviser on the Statement of Operations for each Portfolio and are not eligible for recoupment.

During the six months ended June 30, 2022, the Distributor voluntarily waived $1,314,223 of distribution fees for the EQ/Money Market Portfolio’s Class IA and Class IB shares. This amount is not eligible for recoupment.

Note 7	Percentage of Ownership by Affiliates

The following table shows the percentage of ownership in net assets of the Portfolios listed held by Equitable Financial at June 30, 2022:

Portfolio:	Percentage of Ownership
1290 VT Convertible Securities	36%
1290 VT Multi-Alternative Strategies	76
EQ/AB Sustainable U.S. Thematic	99
EQ/AXA Investment Managers Moderate Allocation	26
Equitable Growth MF/ETF	91
Equitable Moderate Growth MF/ETF	96

Shares of the Portfolios may be held as underlying investments by EQ/All Asset Growth Allocation Portfolio, the Strategic Allocation Series Portfolios of the Trust, and certain series of EQ Premier VIP Trust (“VIP Trust”). The following tables show the percentage of ownership in net assets of the Portfolios listed held by EQ/All Asset Growth Allocation Portfolio, the Strategic Allocation Series Portfolios, and certain series of VIP Trust at June 30, 2022.

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EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2022 (Unaudited)

Portfolios:	EQ/All Asset Growth Allocation
1290 VT Convertible Securities Portfolio	2.03%
1290 VT DoubleLine Opportunistic Bond Portfolio	1.75
1290 VT Equity Income Portfolio	1.84
1290 VT GAMCO Mergers & Acquisitions Portfolio	12.07
1290 VT GAMCO Small Company Value Portfolio	0.85
1290 VT High Yield Bond Portfolio	6.14
1290 VT Natural Resources Portfolio	27.33
1290 VT Real Estate Portfolio	4.30
1290 VT SmartBeta Equity ESG Portfolio	2.99
EQ/AB Small Cap Growth Portfolio	1.60
EQ/Emerging Markets Equity PLUS Portfolio	10.09
EQ/Intermediate Government Bond Portfolio	0.05
EQ/International Equity Index Portfolio	0.72
EQ/Invesco Comstock Portfolio	6.51
EQ/Janus Enterprise Portfolio	0.36
EQ/JPMorgan Value Opportunities Portfolio	1.96
EQ/Loomis Sayles Growth Portfolio	3.15
EQ/MFS International Growth Portfolio	2.91
EQ/PIMCO Global Real Return Portfolio	12.52
EQ/PIMCO Ultra Short Bond Portfolio	1.18
EQ/T. Rowe Price Growth Stock Portfolio	1.07
EQ/Value Equity Portfolio	1.05
Multimanager Core Bond Portfolio	0.84
EQ/Core Plus Bond Portfolio	3.40

Portfolios:	EQ/Ultra Conservative Strategy	EQ/Conservative Strategy	EQ/Conservative Growth Strategy	EQ/Balanced Strategy	EQ/Moderate Growth Strategy	EQ/Growth Strategy	EQ/Aggressive Growth Strategy
EQ/500 Managed Volatility Portfolio	1.33%	0.99%	3.59%	12.73%	25.65%	24.33%	29.09%
EQ/400 Managed Volatility Portfolio	0.74	0.75	2.35	8.09	17.12	15.54	17.31
EQ/2000 Managed Volatility Portfolio	1.27	0.89	3.35	11.71	23.48	21.93	24.93
EQ/International Managed Volatility Portfolio	1.37	1.00	3.61	12.71	25.51	23.85	27.54
EQ/AB Short Duration Government Bond Portfolio	—	4.07	5.37	12.37	16.44	9.98	6.83

1488

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2022 (Unaudited)

Portfolios:	EQ/Ultra Conservative Strategy	EQ/Conservative Strategy	EQ/Conservative Growth Strategy	EQ/Balanced Strategy	EQ/Moderate Growth Strategy	EQ/Growth Strategy	EQ/Aggressive Growth Strategy
EQ/Core Bond Index Portfolio	—%	3.80%	4.86%	11.06%	14.57%	8.55%	5.73%
EQ/Intermediate Government Bond Portfolio	26.19	3.54	4.53	10.27	13.48	7.92	5.29
EQ/Long-Term Bond Portfolio	—	2.45	4.46	12.09	17.36	11.40	7.97

Portfolios:	EQ/Conservative Allocation	EQ/Conservative- Plus Allocation	EQ/Moderate Allocation	EQ/Moderate- Plus Allocation	EQ/Aggressive Allocation
1290 VT DoubleLine Opportunistic Bond Portfolio	9.15%	7.61%	38.52%	28.29%	3.92%
1290 VT Equity Income Portfolio	0.89	1.97	14.65	26.71	14.11
1290 VT GAMCO Small Company Value Portfolio	0.04	0.16	1.89	4.07	2.34
1290 VT High Yield Bond Portfolio	5.92	5.07	25.41	18.12	2.50
1290 VT Micro Cap Portfolio	1.27	2.96	24.95	45.40	20.34
1290 VT Small Cap Value Portfolio	—	1.37	12.35	21.69	9.46
ATM Large Cap Managed Volatility Portfolio	2.00	3.75	25.60	43.91	24.73
ATM Mid Cap Managed Volatility Portfolio	5.59	8.52	32.39	35.70	17.80
ATM Small Cap Managed Volatility Portfolio	0.56	2.53	23.91	49.09	23.91
ATM International Managed Volatility Portfolio	0.98	2.92	27.56	44.72	23.82
EQ/AB Small Cap Growth Portfolio	0.22	0.73	7.24	13.88	5.59
EQ/American Century Mid Cap Value Portfolio	0.60	0.80	4.08	4.26	2.12
EQ/ClearBridge Select Equity Managed Volatility Portfolio	1.42	2.52	16.36	26.52	16.00
EQ/Core Bond Index Portfolio	2.56	1.88	8.99	6.21	0.74

1489

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2022 (Unaudited)

Portfolios:	EQ/Conservative Allocation	EQ/Conservative- Plus Allocation	EQ/Moderate Allocation	EQ/Moderate- Plus Allocation	EQ/Aggressive Allocation
EQ/Franklin Small Cap Value Managed Volatility Portfolio	—%	1.18%	13.30%	28.11%	14.84%
EQ/Global Equity Managed Volatility Portfolio	0.27	0.81	7.66	12.76	7.28
EQ/Intermediate Government Bond Portfolio	2.81	2.16	10.23	7.12	0.85
EQ/International Core Managed Volatility Portfolio	0.25	0.75	7.03	11.45	5.57
EQ/International Equity Index Portfolio	0.04	0.10	0.46	0.46	0.45
EQ/International Value Managed Volatility Portfolio	0.44	1.32	12.93	19.36	9.50
EQ/Janus Enterprise Portfolio	0.48	0.91	2.96	3.19	1.26
EQ/JPMorgan Value Opportunities Portfolio	0.54	1.15	7.99	14.57	7.89
EQ/Large Cap Core Managed Volatility Portfolio	0.65	1.21	7.54	14.00	7.71
EQ/Large Cap Growth Index Portfolio	0.09	0.09	0.40	0.45	0.28
EQ/Large Cap Value Managed Volatility Portfolio	0.17	0.38	2.79	5.30	2.73
EQ/Long-Term Bond Portfolio	2.76	3.19	19.00	16.10	2.24
EQ/Loomis Sayles Growth Portfolio	0.92	1.50	10.22	16.93	8.65
EQ/MFS International Growth Portfolio	0.46	1.42	13.99	23.13	12.83
EQ/Morgan Stanley Small Cap Growth Portfolio	0.55	1.81	17.42	32.59	14.05
EQ/PIMCO Ultra Short Bond Portfolio	9.02	6.91	32.70	24.04	3.25
EQ/Quality Bond PLUS Portfolio	3.28	2.84	14.31	10.13	1.28
EQ/T. Rowe Price Growth Stock Portfolio	0.21	0.38	2.55	3.88	1.67
EQ/Value Equity Portfolio	0.29	0.66	4.94	9.28	5.17
Multimanager Core Bond Portfolio	6.97	5.86	29.76	22.18	2.80
EQ/Core Plus Bond Portfolio	6.21	5.43	26.72	16.65	2.19

1490

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2022 (Unaudited)

Portfolios:	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation	Target 2055 Allocation
1290 VT High Yield Bond Portfolio	1.56%	4.51%	3.84%	2.18%	0.39%
EQ/American Century Mid Cap Value Portfolio	0.19	0.88	0.64	0.71	0.21
EQ/Core Bond Index Portfolio	0.06	0.14	0.10	0.05	0.01
EQ/Emerging Markets Equity PLUS Portfolio	1.30	8.08	12.29	11.82	5.02
EQ/Equity 500 Index Portfolio	0.06	0.49	0.86	0.89	0.37
EQ/International Equity Index Portfolio	0.13	0.99	1.53	1.54	0.64
EQ/Janus Enterprise Portfolio	0.11	0.43	0.40	0.28	0.06
EQ/Long-Term Bond Portfolio	0.11	0.36	0.31	0.17	0.02
EQ/MFS International Growth Portfolio	0.09	0.70	1.15	1.11	0.59
EQ/PIMCO Ultra Short Bond Portfolio	0.25	0.66	0.49	0.27	0.01
EQ/Quality Bond PLUS Portfolio	0.26	0.58	0.45	0.24	0.01
EQ/Small Company Index Portfolio	0.05	0.73	1.42	1.47	0.69
EQ/Value Equity Portfolio	0.05	0.20	0.31	0.34	0.20
Multimanager Aggressive Equity Portfolio	0.05	0.18	0.18	0.19	0.14
EQ/Core Plus Bond Portfolio	0.71	1.73	1.22	0.62	0.06

The Portfolios are permitted to purchase or sell securities from or to certain affiliated entities under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any such securities transactions comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the independent current market price. The 17a-7 transactions which are material to the Portfolios are reflected in the Portfolio of Investments.

Note 8	Reorganization Transactions

The following transactions occurred during 2021:

After the close of business on June 18, 2021, 1290 VT Natural Resources Portfolio acquired the net assets of the 1290 VT Energy Portfolio, a series of the Trust, pursuant to a Plan of Reorganization and Termination approved by shareholders on June 4, 2021. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with similar investment objectives. The reorganization was accomplished by a taxable exchange resulting in the 1290 VT Natural Resources Portfolio issuing 919,240 Class IB shares and 83,729 Class K Shares (valued at $6,860,121 and $625,596, respectively) in exchange for 1,267,019 Class IB shares and 115,561 Class K shares, respectively, of 1290 VT Energy Portfolio. Cash, in the amount of $7,485,717 at June 18, 2021, was the principal asset acquired by 1290 VT Natural Resources Portfolio. For U.S. GAAP purposes, assets received and shares issued by 1290 VT Natural Resources Portfolio were recorded at fair value. 1290 VT Energy Portfolio’s net assets of $7,485,717 at June 18, 2021, were combined with those of 1290 VT Natural Resources Portfolio. Assuming the acquisition had been completed January 1, 2021, the beginning of the annual reporting period of 1290 VT Natural Resources Portfolio, pro forma results of operations for the year ended December 31, 2021 would have resulted in net investment income of $802,626 and net realized and unrealized gain of $5,613,747 resulting in an increase in net assets from operations of $6,416,373. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the 1290 VT Energy Portfolio that have been included in 1290 VT Natural Resources Portfolio’s Statement of Operations since the merger date. Prior to the combination, the net assets of the 1290 VT Natural Resources Portfolio totaled $15,321,509. Immediately after the combination, the net assets of the 1290 VT Natural Resources Portfolio totaled $22,807,226.

1491

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2022 (Unaudited)

After the close of business on June 18, 2021, EQ/Balanced Strategy Portfolio acquired the net assets of the EQ/Franklin Balanced Managed Volatility Portfolio, a series of the Trust, pursuant to a Plan of Reorganization and Termination approved by shareholders on June 4, 2021. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with similar investment objectives. The reorganization was accomplished by a taxable exchange resulting in the EQ/Balanced Strategy Portfolio issuing 192,600 Class IA shares and 39,881,495 Class IB Shares (valued at $3,449,858 and $715,354,048, respectively) in exchange for 402,558 Class IA shares and 83,464,013 Class IB shares, respectively, of EQ/Franklin Balanced Managed Volatility Portfolio. Cash, in the amount of $718,803,906 at June 18, 2021 was the principal asset acquired by EQ/Balanced Strategy Portfolio. For U.S. GAAP purposes, assets received and shares issued by EQ/Balanced Strategy Portfolio were recorded at fair value. EQ/Franklin Balanced Managed Volatility Portfolio’s net assets at the merger date of $718,803,906, were combined with those of EQ/Balanced Strategy Portfolio. Assuming the acquisition had been completed January 1, 2021, the beginning of the annual reporting period of EQ/ Balanced Strategy Portfolio, pro forma results of operations for the year ended December 31, 2021 would have resulted in net investment income of $31,802,048 and net realized and unrealized gain of $393,610,341 resulting in an increase in net assets from operations of $425,412,389. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the EQ/Franklin Balanced Managed Volatility Portfolio that have been included in EQ/Balanced Strategy Portfolio’s Statement of Operations since the merger date. Prior to the combination, the net assets of the EQ/Balanced Strategy Portfolio totaled $3,738,804,279. Immediately after the combination, the net assets of the EQ/Balanced Strategy Portfolio totaled $4,457,608,185.

Note 9	COVID-19 Impact

The coronavirus (COVID-19) pandemic and efforts to contain its spread have resulted, and may continue to result, in significant disruptions to business operations, supply chains and customer activity, widespread business closures and layoffs, travel restrictions, international, national and local border closings, extended quarantines and stay-at-home orders, event cancellations, service cancellations, reductions and other changes, labor shortages, and significant challenges in healthcare service preparation and delivery, as well as general concern, uncertainty and social unrest. Global financial markets have experienced, and may continue to experience, significant volatility and severe losses, and the pandemic has resulted in an economic slowdown, which may continue for an extended period of time. The pandemic has accelerated trends toward working remotely and shopping on-line, which may negatively affect the value of office and commercial real estate and the value of investments in other companies and industries that historically have relied on higher concentrations of people working in traditional office and commercial environments. The travel, hospitality, and public transit industries, among others, may suffer long-term negative effects from the pandemic and resulting changes to public behavior. Public health crises caused by outbreaks of infectious diseases or other public health issues, such as the COVID-19 pandemic, may exacerbate other pre-existing political, social, and economic tensions and risks and disrupt market conditions and operations. The ongoing impact of the COVID-19 pandemic on the financial performance of the Trust’s investments cannot be predicted and could have a materially adverse effect on the Trust’s investments.

1492

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Concluded)

June 30, 2022 (Unaudited)

Note 10	Subsequent Events

The Adviser evaluated subsequent events from June 30, 2022, the date of these financial statements, through the date these financial statements were issued. The subsequent events include the following:

At a meeting held on July 12-13, 2022, the Board approved new investment advisory fees for certain Portfolios as set forth below, effective October 1, 2022:

	(as a percentage of average daily net assets)
	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $4 Billion	Next $3 Billion	Thereafter
EQ/Ultra Conservative Strategy	0.1000%	0.0925%	0.0900%	0.0875%	0.0825%	0.0800%
EQ/Conservative Strategy	0.1000	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Conservative Growth Strategy	0.1000	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Balanced Strategy	0.1000	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Moderate Growth Strategy	0.1000	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Growth Strategy	0.1000	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Aggressive Growth Strategy	0.1000	0.0925	0.0900	0.0875	0.0825	0.0800

Effective August 19, 2022 (the “Effective Date”), the 1290 VT DoubleLine Dynamic Allocation Portfolio (the “Portfolio”) was restructured as a fund of funds managed by EIM; DoubleLine was terminated as the Portfolio’s sub-adviser; the Portfolio was renamed Equitable Conservative Growth MF/ETF Portfolio; and the Portfolio’s investment objective changed to seeking to achieve total return from long-term capital appreciation and income, with greater emphasis on current income. As of the Effective Date, the investment advisory fee rate was decreased to the following:

Portfolio	First $2 Billion	Next $2 Billion	Next $2 Billion	Next $3 Billion	Thereafter
Equitable Conservative Growth MF/ETF Portfolio	0.1500%	0.1425%	0.1400%	0.1375%	0.1350%

As of the Effective Date, the expense limitations for the Portfolio’s Class IB and Class K shares were decreased as set forth in the table below and extended through April 30, 2024:

	Total Expenses Limited to (% of average daily net assets)
Portfolio	Class IB Shares	Class K Shares
Equitable Conservative Growth MF/ETF Portfolio	1.10%	0.85%

In addition, as of the Effective Date, the Portfolio was added to Administration Group 1.

1493

Approvals of Investment Sub-Advisory Agreement and Investment Advisory Agreement (Unaudited)

EQ ADVISORS TRUST

DISCLOSURE REGARDING ADVISORY CONTRACT APPROVAL

APPROVAL OF AMENDED INVESTMENT ADVISORY AGREEMENT DURING THE SIX-MONTH PERIOD ENDED JUNE 30, 2022 (UNAUDITED)

At a meeting held on April 20-21, 2022,1 the Board of Trustees (the “Board”) of EQ Advisors Trust (the “Trust”), including those Trustees who are not parties to the Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved an amendment to the current Investment Advisory Agreement (the “Agreement”) between Equitable Investment Management Group, LLC (“EIM” or the “Adviser”) and the Trust with respect to the 1290 VT DoubleLine Dynamic Allocation Portfolio (the “Portfolio”), to reflect a revised advisory fee schedule that would lower the effective advisory fee payable by the Portfolio at all asset levels. In connection with its approval of the amended Agreement, the Board also approved the Adviser’s proposed restructuring of the Portfolio, involving (i) changes to the Portfolio’s investment objective, principal investment strategy and related principal risks, name, and performance benchmarks, and (ii) additional changes to the Portfolio’s fee and expense structure. These changes, which are described in more detail below, collectively are referred to as the “Portfolio Restructuring.” It is anticipated that the Portfolio Restructuring will become effective on or about August 19, 2022.

At the meeting, the Board considered and unanimously approved the restructuring of the Portfolio as a fund-of-funds, as described below. The Board noted that the Portfolio currently seeks to achieve total return from long-term capital appreciation and income, operates as a sub-advised fund that maintains a strategic allocation of approximately 60% of its net assets in equity securities and approximately 40% of its net assets in fixed income securities, and employs a dynamic asset allocation strategy by periodically shifting allocations among asset classes and market sectors based on market opportunities. The Board considered that, in connection with the Portfolio Restructuring, the Portfolio would change from a sub-advised fund that seeks to achieve its investment objective by investing directly in equity and fixed income securities of individual operating companies and other issuers to a fund-of-funds managed by the Adviser that would seek to achieve its investment objective (revised as indicated below) by investing in other mutual funds managed by the Adviser and in investment companies managed by investment managers other than the Adviser (“Underlying Portfolios”) and in exchange traded securities of other investment companies (“Underlying ETFs”) comprising various equity and fixed income asset categories. The Board noted that the restructured Portfolio’s target allocation for long-term investments would be approximately 40% of its assets in equity investments and approximately 58% of its assets in fixed income investments, through investments in Underlying Portfolios and Underlying ETFs, and approximately 2% of its assets in cash and cash-equivalent instruments. The Board also noted that the Adviser would use a tactical management strategy that incorporates momentum factors and volatility indicators in managing the restructured Portfolio. In this regard, the Board also noted that, while the restructured Portfolio would provide comparable investment exposure for existing investors in the Portfolio, it also would essentially mirror a strategic asset allocation model portfolio currently managed by the Adviser and the same investment team as that proposed for the restructured Portfolio. The Board noted that the proposed Portfolio Restructuring was based on the Adviser’s belief that the Portfolio has failed to attract sufficient interest from investors, has not achieved sufficient scale to operate with a sustainable asset base and has limited prospects for future growth and would have better prospects for future growth as a restructured fund operating as a lower-cost fund-of-funds.

The Board also noted that, in connection with the Portfolio Restructuring, the Adviser would (i) revise the Portfolio’s investment objective so that the Portfolio would seek to achieve total return from long-term capital appreciation and income, with a greater emphasis on current income, (ii) change the Portfolio’s name to “Equitable Conservative Growth MF/ETF Portfolio,” (iii) change the Portfolio’s performance benchmarks to the MSCI ACWI

[1]

The meeting was held by videoconference in reliance on an exemptive order issued by the Securities and Exchange Commission. Reliance on the exemptive order was necessary and appropriate due to circumstances related to the effects of COVID-19. All Trustees participating in the videoconference meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires the Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting. Such ratification occurred in June 2022.

1494

Index and Bloomberg U.S. Aggregate Bond Index (as well as a composite benchmark of 40% MSCI ACWI Index and 60% Bloomberg U.S. Aggregate Bond Index), and (iv) amend the current administration agreement among the Adviser, Equitable Investment Management, LLC, and the Trust with respect to the Portfolio to reflect an increase in the administrative fee schedule to align with that paid by other portfolios of the Trust that, like the restructured Portfolio, are allocation funds-of-funds managed by the Adviser. The Board further noted that the Adviser proposed these related changes because they reflect the investment mandate of the restructured Portfolio. The Board also considered that, in connection with the Portfolio Restructuring, the Adviser would amend its current contractual expense limitation arrangement with the Trust with respect to the Portfolio to lower the maximum annual operating expense limits (or “expense caps”) for each class of shares of the Portfolio from the current expense caps.

The Board noted the Adviser’s belief that (i) the revised advisory fee schedule is appropriate given the new investment mandate, the services to be provided, and comparisons of the revised advisory fee schedule and expense ratios with comparable peer funds, and (ii) the lower total fees and expenses that could be achieved through the new investment mandate would further enhance the Portfolio’s prospects for future growth. The Board also noted that, other than the revised advisory fee schedule, all the terms of the current Agreement with respect to the Portfolio would remain the same under the amended Agreement with respect to the restructured Portfolio. The Board also noted that it had most recently approved the continuation of the current Agreement with respect to the Portfolio at a meeting held on July 20-22, 2021, in connection with the annual renewal of the current Agreement.

In reaching its decision to approve the amended Agreement with respect to the Portfolio, the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interests of the Portfolio and its investors. The Board further considered all factors it deemed relevant with respect to the Portfolio and the Agreement, including: (1) the nature, quality and extent of the overall services to be provided to the Portfolio by the Adviser and its affiliates; (2) comparative performance information; (3) the level of the Portfolio’s proposed advisory fee and the Portfolio’s expense ratios relative to those of comparable funds; (4) the anticipated costs of the services to be provided by, and the estimated profits to be realized by, the Adviser and its affiliates from their relationships with the Portfolio; (5) the anticipated effect of growth and size on the Portfolio’s performance and expenses, including any potential economies of scale and, if so, whether any such economies of scale are equitably shared with investors; and (6) “fall out” benefits that may accrue to the Adviser and its affiliates (that is, indirect benefits that they would not receive but for their relationships with the Portfolio). In considering the Agreement, the Board members did not identify any particular factor or information that was all-important or controlling, and each Trustee may have given different weights to different factors and, thus, each Trustee may have had a different basis for his or her decision.

In connection with its deliberations, the Board took into account information requested by the Independent Trustees and prepared by the Adviser, including memoranda and other materials addressing the factors set out above, and provided to the Trustees prior to the meeting. The Board also took into account information provided to the Trustees at prior Board meetings, including at a meeting held on November 16-17, 2021, at which the Board had considered and unanimously approved an investment advisory agreement between the Adviser and the Trust with respect to the Equitable Growth MF/ETF Portfolio and the Equitable Moderate Growth MF/ETF Portfolio, two recently created portfolios of the Trust that have target allocations for long-term investments that differ from the proposed target allocation for the restructured Portfolio, but that otherwise are substantially similar to the restructured Portfolio. The information provided to the Trustees described, among other things, the Portfolio’s investment strategies and risks; the services to be provided by the Adviser, as well as the Adviser’s investment personnel and proposed investment advisory fees; expense ratios and expense limitation arrangements; performance information; and other matters. The Board also considered information provided by the Adviser about the Portfolio’s corresponding model portfolio’s investments and asset allocations, as well as how the model portfolio’s investment strategies were developed. During the meeting, the Trustees met with senior representatives of the Adviser to discuss the Agreement and the information provided. The Independent Trustees also met in executive session during the meeting to discuss the Agreement and the information provided. The Independent Trustees were assisted by independent legal counsel prior to and during the meeting and during their deliberations regarding the Agreement and also received from legal counsel materials addressing, among other things, the legal standards applicable to their consideration of the Agreement.

In approving the amended Agreement, each Trustee, including the Independent Trustees, on the basis of their business judgment after review of the information provided, determined that the proposed advisory fee was fair

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and reasonable and that the approval of the Agreement was in the best interests of the Portfolio and its investors. Although the Board gave attention to all information provided, the following discusses some of the primary factors it deemed relevant to its decision to approve the Agreement.

Nature, Quality and Extent of Services

The Board evaluated the nature, quality and extent of the overall services to be provided to the Portfolio and its investors by the Adviser and its affiliates. In addition to the investment performance and expense information discussed below, the Board considered the Adviser’s responsibilities with respect to the Portfolio. The Board also considered the Adviser’s experience in serving as the investment adviser for other portfolios of the Trust, including portfolios that are structured as funds-of-funds. In considering the proposed Portfolio Restructuring, the Board recognized that the services to be performed by the Adviser in managing the assets of the Portfolio will change as a result of the Portfolio Restructuring. In particular, the Board noted that the Adviser will be responsible for allocating the Portfolio’s assets among various Underlying Portfolios and Underlying ETFs, rather than selecting and overseeing sub-advisers for the Portfolio. The Board further noted that the Adviser currently is responsible for managing other portfolios of the Trust that operate as funds-of-funds in a manner similar to how the Portfolio will operate after the Portfolio Restructuring, and the Board noted its experience in overseeing the Adviser in that capacity. The Board also noted its familiarity with the members of the Adviser’s investment team who would serve as the portfolio managers for the restructured Portfolio.

In addition, the Board considered that the Adviser would be responsible for, among other things, developing the investment strategies for the Portfolio; making investment decisions for the Portfolio; monitoring and evaluating the performance of the Portfolio; monitoring the investment operations and composition of the Portfolio and, in connection therewith, monitoring compliance with the Portfolio’s investment objective, policies and restrictions, as well as the Portfolio’s compliance with applicable law and the Trust’s compliance policies and procedures; placing orders for the purchase or sale of investments for the Portfolio; monitoring brokerage selection, commission and other trading costs, quality of execution, and other brokerage matters; coordinating and managing the flow of information and communications relating to the Portfolio among the applicable parties; coordinating responses to regulatory agency inquiries relating to the operations of the Trust and coordinating litigation matters involving the Adviser and the Trust; and implementing Board directives as they relate to the Portfolio. The Board also considered information regarding the Adviser’s process for making investment decisions for the Portfolio, as well as information regarding the qualifications and experience of, and resources available to, the personnel who would perform those functions with respect to the Portfolio. The Board further considered that the Adviser also provides the Trust with personnel, including Trust officers, in connection with carrying out its responsibilities and is responsible for coordinating the development of new initiatives and evaluating the impact of proposed products and services on the Trust and its assets. The Board also considered that the Adviser would assume significant entrepreneurial risk by restructuring the Portfolio and that the Adviser also would bear and assume significant ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks, with respect to the Portfolio. The Board also considered that the Adviser’s responsibilities with respect to the Portfolio would include daily monitoring of investment, operational, enterprise, litigation, regulatory and compliance risks as they relate to the Portfolio. The Board also considered information regarding the Adviser’s ongoing risk management activities. The Board’s conclusion regarding the nature, quality and extent of the overall services to be provided by the Adviser also was based, in part, on periodic reports provided to the Board regarding the services provided by the Adviser to other portfolios of the Trust, including portfolios that are structured as funds-of-funds.

The Board also factored into its review its familiarity with the Adviser’s compliance program, policies, and procedures with respect to the Trust. The Board also noted the Trust’s Chief Compliance Officer’s evaluation of the Adviser’s compliance program, policies, and procedures in connection with the Board’s annual renewal of the current Agreement with respect to the Portfolio at the July 20-22, 2021 meeting. The Board also considered whether there were any pending lawsuits, enforcement proceedings or regulatory investigations involving the Adviser and considered information regarding the Adviser’s financial condition and history of operations and potential conflicts of interest in managing the Portfolio. In this regard, the Board also took into account materials regarding the policies and procedures adopted by the Adviser and the Trust to identify and mitigate actual and potential conflicts of interest.

The Board also considered the benefits to investors from participation in a Portfolio sponsored by the Adviser, including the benefits of investing in a fund that is part of a large fund complex that offers a wide range of

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portfolios, sub-advisers and investment styles. In addition, the Board considered the nature, quality and extent of the administrative, investor servicing and distribution services that the Adviser’s affiliates provide to the Portfolio and its shareholders.

The Board noted that it had reviewed, at this meeting and at prior meetings, information regarding the Portfolio’s performance as a sub-advised fund. For purposes of evaluating the nature, quality and extent of the overall services to be provided to the Portfolio, the Board also received and reviewed information regarding the Portfolio’s proposed investment objective, policies and anticipated investments. The Board also considered the Adviser’s expertise, resources, proposed methodology, proposed asset allocations, and personnel for managing the Portfolio. The Board also reviewed performance data relating to the Adviser’s investment team’s management of the Portfolio’s corresponding model portfolio as compared to its applicable benchmark since its inception on April 15, 2020. The Board also considered the Adviser’s experience managing other portfolios of the Trust, including portfolios that are allocation funds-of-funds. The Board generally considered longer-term performance to be more important than shorter-term performance.

Based on its review, the Board determined that the nature, quality and extent of the overall services to be provided by the Adviser were appropriate for the Portfolio in light of its proposed investment objective and, thus, supported a decision to approve the Agreement.

Expenses

The Board considered the Portfolio’s proposed advisory fee in light of the nature, quality and extent of the overall services to be provided by the Adviser. The Board noted that the advisory fee payable to the Adviser by the Portfolio under the amended Agreement will be lower than the advisory fee payable under the current Agreement in recognition of the different services to be performed by the Adviser in managing the Portfolio as a fund-of-funds. The Board also considered the Portfolio’s proposed advisory fee rate schedule relative to the advisory fee rate schedules of other portfolios managed by the Adviser, including portfolios that are structured as funds-of-funds, and noted that differences in the level of the fees reflected differences between the restructured Portfolio and other funds-of-funds managed by the Adviser. In this regard, the Board noted that the proposed advisory fee for the restructured Portfolio is higher than the fees for other allocation funds-of-funds managed by the Adviser due to, among other things, the Adviser’s proposed use of a tactical management strategy that incorporates momentum factors and volatility indicators in managing the restructured Portfolio rather than maintaining a strategic allocation. The Board also considered information provided by the Adviser comparing the proposed advisory fee rate and expense ratios for the restructured Portfolio to the advisory fee rates and expense ratios for comparable mutual funds, including information compiled by Broadridge Financial Solutions Inc., an independent provider of mutual fund industry data. The Board also considered that, based on the proposed advisory fee reduction and the lower expense limitation arrangement described above, it was expected that the net annual operating expense ratio of the Portfolio would decrease by approximately 10 basis points. The Board also noted that, like the current advisory fee rate schedule, the revised advisory fee rate schedule includes breakpoints that would reduce the advisory fee rate as the Portfolio’s assets increase above certain levels and that any such further reduction in the Portfolio’s advisory fee rate could result in a corresponding reduction in the Portfolio’s total expense ratio. The Board also noted that, to the extent that the Adviser waives fees pursuant to the lower expense limitation arrangement, the Portfolio’s actual advisory fee may be lower than the Portfolio’s contractual advisory fee. In this regard, the Board also noted that the expense limitation arrangement for the Portfolio includes the fees and expenses of the Underlying Portfolios and Underlying ETFs in which the Portfolio would invest and, thus, such fees and expenses would not cause the Portfolio’s annual operating expenses to exceed its expense limitation. Based on its review, the Board determined that the Adviser’s proposed advisory fee for the Portfolio is fair and reasonable.

Profitability and Costs

The Board noted that it had reviewed, at the meeting held on July 20-22, 2021, information about the level of profits realized by the Adviser and its affiliates in connection with the operation of the Portfolio as a sub-advised fund. The Board also considered information provided by the Adviser regarding the expected impact of the proposed Portfolio Restructuring on the Adviser’s profitability with respect to the Portfolio. In this regard, the Board noted that the Adviser’s proposed changes to the Portfolio’s fee and expense structure are expected to have a small positive impact on the Adviser’s overall profitability at the Portfolio’s current asset levels. In addition, the Board considered that the fees earned by the Adviser and its affiliates as a result of the Portfolio’s operation as a

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fund-of-funds investing in shares of Underlying Portfolios managed by the Adviser and managed by an investment manager that is affiliated with the Adviser could also impact the Adviser’s and its affiliates’ overall profitability. Based on its consideration of the information provided, the Board determined that the level of profits expected to be realized by the Adviser from providing services to the Portfolio would not be excessive, in view of the nature, quality and extent of services provided.

Economies of Scale

The Board also considered whether economies of scale or efficiencies would be realized by the Adviser as the restructured Portfolio grows larger and the extent to which this is reflected in the proposed advisory and administrative fee rate schedules. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board considered that any economies of scale or efficiencies may be shared with portfolios and their shareholders in a variety of ways, including: (i) breakpoints in the advisory fee or other fees so that a portfolio’s effective fee rate declines as the portfolio grows in size, (ii) subsidizing a portfolio’s expenses by making payments or waiving all or a portion of the advisory fee or other fees so that the portfolio’s total expense ratio does not exceed certain levels, (iii) setting the advisory fee or other fees so that a portfolio is priced to scale, which assumes that the portfolio has sufficient assets from inception to operate at a competitive fee rate without any fee waiver or expense reimbursement from the manager, and (iv) reinvestment in, and enhancements to, the services that a manager and its affiliates provide to a portfolio and its shareholders. The Board noted that the proposed advisory fee rate schedule for the restructured Portfolio includes breakpoints that would reduce the advisory fee rate as Portfolio assets increase above certain levels. The Board also noted that the proposed administrative fee rate schedule for the restructured Portfolio (i) aggregates the assets managed by the Adviser in the Portfolio with the assets of multiple other portfolios of the Trust, as well as with the assets of the portfolios of EQ Premier VIP Trust,2 which aggregation is expected to reduce the likelihood that the Portfolio’s administrative fee would increase in the future if the Portfolio’s assets decline over time, and (ii) includes breakpoints that would reduce the administrative fee rate as aggregate portfolio assets increase above certain levels. In this regard, the Board noted that the proposed administrative fee rate schedule for the restructured Portfolio is the same as the current administrative fee rate schedule for other portfolios of the Trust and EQ Premier VIP Trust that are allocation funds-of-funds managed by the Adviser. In addition, the Board noted that the Adviser had agreed to assume certain expenses of the Portfolio by making payments or waiving all or a portion of its and its affiliates’ advisory, administrative and other fees so that the Portfolio’s net expense ratios do not exceed certain contractual levels as set forth in the prospectus. The Board also considered that the Adviser could potentially share economies of scale or efficiencies with the Portfolio through reinvestment in, and enhancements to, the services that the Adviser and its affiliates provide to the Portfolio and its shareholders over time, such as hiring additional personnel, providing additional resources in areas relating to management and administration of the Portfolio, and investing in technology (including cybersecurity improvements). The Board considered these factors, and the relationship they bear to the revised fee and expense structure proposed to be charged to the Portfolio by the Adviser, and concluded that there would be a reasonable sharing of benefits from any economies of scale or efficiencies with the restructured Portfolio.

Fall-Out and Other Benefits

The Board also considered the extent to which fall-out benefits may accrue to the Adviser and its affiliates. In this connection, the Board considered several possible fall-out benefits and other types of benefits, including the following. The Board noted that Equitable Investment Management, LLC, an affiliate of the Adviser, serves as the administrator for the Portfolio and receives compensation for acting in this capacity. The Board also recognized that Equitable Distributors, LLC, also an affiliate of the Adviser, serves as the underwriter for the Trust and receives from the Portfolio payments pursuant to Rule 12b-1 plans with respect to its Class IB shares to compensate Equitable Distributors, LLC for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. Further, the Board considered that Sanford C. Bernstein & Co., LLC, a registered broker-dealer, is an affiliate of the Adviser and may, from time to time, receive brokerage commissions from the Portfolio in connection with the purchase and sale of portfolio securities; provided, however, that those transactions, among other things, are consistent with seeking best execution. The Board also recognized that the Portfolio (operating as a fund-of-funds) would invest in

[2]

EQ Premier VIP Trust is an affiliated investment company of the Trust that is also managed by the Adviser. All of the Board members also currently serve on the Board of Trustees of EQ Premier VIP Trust.

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Underlying Portfolios managed by the Adviser and managed by an investment manager that is affiliated with the Adviser and that these Underlying Portfolios pay advisory and administrative fees to the Adviser and/or its affiliates. The Board also noted that the Adviser’s affiliated insurance companies, as depositors of the insurance company separate accounts investing in the Portfolio, would receive certain significant tax benefits associated with such investments as well as other potential benefits. The Board also considered that the Portfolio currently is offered as an investment option through variable insurance contracts offered and sold by the Adviser’s affiliated insurance companies and that the performance of the Portfolio may impact, positively or negatively, each insurance company’s ability to hedge the risks associated with guarantees that each insurance company may provide as the issuer of such contracts. The Board also noted that the Adviser’s affiliated insurance companies and Equitable Distributors, LLC receive compensation, which may include sales charges, separate account fees and charges, and other variable contract fees and charges, from the sale and administration of these variable insurance contracts. Based on its review, the Board determined that any “fall-out” benefits and other types of benefits that may accrue to the Adviser are fair and reasonable.

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EQ ADVISORS TRUST

DISCLOSURE REGARDING ADVISORY CONTRACT APPROVALS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

At a meeting held on November 16-17, 2021,1 the Board of Trustees (the “Board”) of EQ Advisors Trust (the “Trust”), including those Trustees who are not parties to the Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved an Investment Advisory Agreement (the “Agreement”) between Equitable Investment Management Group, LLC (“EIM” or the “Adviser”) and the Trust with respect to the Equitable Growth MF/ETF Portfolio and the Equitable Moderate Growth MF/ETF Portfolio (each, a “Portfolio” and together, the “Portfolios”). Each Portfolio is a newly created portfolio of the Trust that commenced operations on February 15, 2022.

The Board noted that each Portfolio would operate as a fund-of-funds managed by the Adviser that would seek to achieve its investment objective by investing in other mutual funds managed by the Adviser and in investment companies managed by investment managers other than the Adviser (“Underlying Portfolios”) and in exchange traded securities of other investment companies (“Underlying ETFs”) comprising various equity and fixed income asset categories. The Board also noted that the Adviser would use a tactical management strategy that incorporates momentum factors and volatility indicators in managing the Portfolios. In this regard, the Board also noted that each Portfolio would essentially mirror a strategic asset allocation model portfolio currently managed by the Adviser and the same investment team as that proposed for the Portfolios.

The Board noted that each Portfolio would be added, by amendment, to the existing investment advisory agreement between the Adviser and the Trust with respect to other portfolios of the Trust. In connection with its approval of each Portfolio’s Agreement, the Board considered its conclusions in connection with its prior approval of the Trust’s existing portfolios’ investment advisory agreement between the Adviser and the Trust, including its satisfaction with the nature and quality of services being provided to the Trust’s existing portfolios by the Adviser. The Board noted that it had most recently approved the investment advisory agreement between the Adviser and the Trust with respect to other portfolios of the Trust at a meeting held on July 20-22, 2021, in connection with the annual review of the investment advisory agreement. The Board also noted that the Adviser currently serves as the investment adviser for other portfolios of the Trust that, like the Portfolios, operate as funds-of-funds that seek to achieve their investment objectives by investing in Underlying Portfolios and/or Underlying ETFs.

In reaching its decision to approve the Agreement with respect to each Portfolio, the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interests of the Portfolio and its investors. The Board further considered all factors it deemed relevant with respect to each Portfolio and the Agreement, including: (1) the nature, quality and extent of the overall services to be provided to the Portfolio by the Adviser and its affiliates; (2) comparative performance information; (3) the level of the Portfolio’s proposed advisory fee and the Portfolio’s expense ratios relative to those of comparable funds; (4) the anticipated costs of the services to be provided by, and the estimated profits to be realized by, the Adviser and its affiliates from their relationships with the Portfolio; (5) the anticipated effect of growth and size on the Portfolio’s performance and expenses, including any potential economies of scale and, if so, whether any such economies of scale are equitably shared with investors; and (6) “fall out” benefits that may accrue to the Adviser and its affiliates (that is, indirect benefits that they would not receive but for their relationships with the Portfolio). In considering the Agreement with respect to each Portfolio, the Board members did not identify any particular factor or information that was all-important or controlling, and each Trustee may have given different weights to different factors and, thus, each Trustee may have had a different basis for his or her decision.

In connection with its deliberations, the Board took into account information requested by the Independent Trustees and prepared by the Adviser, including memoranda and other materials addressing the factors set out above, and provided to the Trustees prior to the meeting. The Board also took into account information provided

[1]

The meeting was held by videoconference in reliance on an exemptive order issued by the Securities and Exchange Commission. Reliance on the exemptive order was necessary and appropriate due to circumstances related to the effects of COVID-19. All Trustees participating in the videoconference meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires the Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting. Such ratification occurred in June 2022.

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to the Trustees at prior Board meetings. The information provided to the Trustees described, among other things, each Portfolio’s investment strategies and risks; the services to be provided by the Adviser, as well as the Adviser’s investment personnel and proposed investment advisory fees; expense ratios and expense limitation arrangements; performance information; and other matters. The Board also considered information provided by the Adviser about the Portfolios’ corresponding model portfolios’ investments and respective asset allocations, as well as how the model portfolios’ investment strategies were developed. During the meeting, the Trustees met with senior representatives of the Adviser to discuss the Agreement with respect to each Portfolio and the information provided. The Independent Trustees also met in executive session during the meeting to discuss the Agreement with respect to each Portfolio and the information provided. The Independent Trustees were assisted by independent legal counsel prior to and during the meeting and during their deliberations regarding the Agreement and also received from legal counsel materials addressing, among other things, the legal standards applicable to their consideration of the Agreement with respect to each Portfolio.

Although the Board approved the Agreement for both Portfolios at the same Board meeting, the Board considered each Portfolio separately. In approving the Agreement with respect to each Portfolio, each Trustee, including the Independent Trustees, on the basis of their business judgment after review of the information provided, determined that the proposed advisory fee was fair and reasonable and that the approval of the Agreement was in the best interests of the applicable Portfolio and its investors. Although the Board gave attention to all information provided, the following discusses some of the primary factors it deemed relevant to its decision to approve the Agreement with respect to each Portfolio.

Nature, Quality and Extent of Services

The Board evaluated the nature, quality and extent of the overall services to be provided to each Portfolio and its investors by the Adviser and its affiliates. In addition to the investment performance and expense information discussed below, the Board considered the Adviser’s responsibilities with respect to each Portfolio. The Board also considered the Adviser’s experience in serving as the investment adviser for other portfolios of the Trust, including portfolios that, like the Portfolios, are structured as funds-of-funds. The Board noted its experience in overseeing the Adviser in that capacity and its familiarity with the members of the Adviser’s investment team who would serve as the portfolio managers for the Portfolios.

In addition, the Board considered that the Adviser would be responsible for, among other things, developing the investment strategies for the Portfolios; making investment decisions for the Portfolios; monitoring and evaluating the performance of the Portfolios; monitoring the investment operations and composition of the Portfolios and, in connection therewith, monitoring compliance with the Portfolios’ investment objective, policies and restrictions, as well as the Portfolios’ compliance with applicable law and the Trust’s compliance policies and procedures; placing orders for the purchase or sale of investments for the Portfolios; monitoring brokerage selection, commission and other trading costs, quality of execution, and other brokerage matters; coordinating and managing the flow of information and communications relating to the Portfolios among the applicable parties; coordinating responses to regulatory agency inquiries relating to the operations of the Trust and coordinating litigation matters involving the Adviser and the Trust; and implementing Board directives as they relate to the Portfolios. The Board also considered information regarding the Adviser’s process for making investment decisions for the Portfolios, as well as information regarding the qualifications and experience of, and resources available to, the personnel who would perform those functions with respect to the Portfolios. The Board noted that the services proposed to be provided to the Portfolios by the Adviser were substantially similar to the services provided to other portfolios of the Trust that are structured as funds-of-funds and are not sub-advised. The Board further considered that the Adviser also provides the Trust with personnel, including Trust officers, in connection with carrying out its responsibilities and is responsible for coordinating the development of new initiatives and evaluating the impact of proposed products and services on the Trust and its assets. The Board also considered that the Adviser has assumed significant entrepreneurial risk in sponsoring the Portfolios and that the Adviser would bear and assume significant ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks, with respect to the Portfolios. The Board considered that the Adviser’s responsibilities with respect to the Portfolios also would include daily monitoring of investment, operational, enterprise, litigation, regulatory and compliance risks as they relate to the Portfolios. The Board also considered information regarding the Adviser’s ongoing risk management activities. The Board’s conclusion regarding the nature, quality and extent of the overall services to be provided by the Adviser also was based, in part, on the Board’s experience and familiarity with the Adviser serving as the investment adviser for other portfolios of the

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Trust, including portfolios that, like the Portfolios, are structured as funds-of-funds, and on periodic reports provided to the Board regarding the services provided by the Adviser to those other portfolios.

The Board also factored into its review its familiarity with the Adviser’s compliance program, policies, and procedures with respect to the Trust. The Board also noted the Trust’s Chief Compliance Officer’s evaluation of the Adviser’s compliance program, policies, and procedures in connection with the Board’s annual renewal of the Trust’s existing portfolios’ investment advisory agreement between the Adviser and the Trust at the July 20-22, 2021 meeting. The Board also considered whether there were any pending lawsuits, enforcement proceedings or regulatory investigations involving the Adviser and reviewed information regarding the Adviser’s financial condition and history of operations and potential conflicts of interest in managing the Portfolios. In this regard, the Board also took into account materials regarding the policies and procedures adopted by the Adviser and the Trust to identify and mitigate actual and potential conflicts of interest.

The Board also considered the benefits that would be provided to investors from participation in a Portfolio sponsored by the Adviser, including the benefits of investing in a fund that is part of a large fund complex that offers a wide range of portfolios, sub-advisers and investment styles. In addition, the Board considered the nature, quality and extent of the administrative, investor servicing and distribution services that the Adviser’s affiliates would provide to the Portfolios and their shareholders.

The Board noted that the Portfolios did not have any performance history as they were newly created and had not commenced operations as of the date of the meeting. For purposes of evaluating the nature, quality and extent of the overall services to be provided to the Portfolios, the Board received and reviewed information regarding each Portfolio’s investment objective, policies and anticipated investments and considered risk/return profile information for each Portfolio based thereon. The Board also considered the Adviser’s expertise, resources, proposed methodology, proposed asset allocations, and personnel for managing the Portfolios. The Board also reviewed performance data relating to the Adviser’s investment team’s management of each Portfolio’s corresponding model portfolio as compared to its applicable benchmark since its inception on April 15, 2020. The Board also considered the Adviser’s experience managing other portfolios of the Trust, including portfolios that, like the Portfolios, are allocation funds-of-funds. The Board generally considered longer-term performance to be more important than shorter-term performance.

Based on its review, the Board determined, with respect to each Portfolio, that the nature, quality and extent of the overall services to be provided by the Adviser were appropriate for the Portfolio in light of its investment objective and, thus, supported a decision to approve the Agreement.

Expenses

The Board considered each Portfolio’s proposed advisory fee in light of the nature, quality and extent of the overall services to be provided by the Adviser. The Board also considered each Portfolio’s proposed advisory fee rate schedule relative to the advisory fee rate schedules of other portfolios managed by the Adviser, including portfolios that, like the Portfolios, are structured as funds-of-funds, and noted that differences in the level of the fees reflected differences between the Portfolios and the other funds-of-funds managed by the Adviser. In this regard, the Board noted that the proposed advisory fee for the Portfolios is higher than the fees for other allocation funds-of-funds managed by the Adviser due to, among other things, the Adviser’s proposed use of a tactical management strategy that incorporates momentum factors and volatility indicators in managing the Portfolios rather than maintaining a strategic allocation. The Board also considered information provided by the Adviser comparing the proposed advisory fee rate and expense ratios for each Portfolio to the advisory fee rates and expense ratios for comparable mutual funds, including information compiled by Broadridge Financial Solutions Inc., an independent provider of mutual fund industry data. The Board further considered that the proposed advisory fee rate schedule for each Portfolio includes breakpoints that would reduce the advisory fee rate as Portfolio assets increase above certain levels. The Board noted that any such reduction in a Portfolio’s advisory fee would result in corresponding reductions in the Portfolio’s total expense ratios. In addition, the Board considered that the Adviser had contractually agreed to make payments or waive all or a portion of its and its affiliates’ advisory, administrative and other fees so that each Portfolio’s net expense ratios will not exceed certain levels as set forth in its prospectus. In this regard, the Board also noted that the expense limitation arrangement for each Portfolio includes the fees and expenses of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests and, thus, such fees and expenses would not cause a Portfolio’s annual operating expenses to exceed its expense limitation. The Board also noted that, to the extent that the Adviser waives fees pursuant to the expense

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limitation arrangement, each Portfolio’s actual advisory fee may be lower than its contractual advisory fee. The Board also considered that all fees and expenses of each Portfolio would be explicitly disclosed in the Portfolio’s offering documents. Based on its review, the Board determined that the Adviser’s proposed fee for each Portfolio is fair and reasonable.

Profitability and Costs

The Board also considered the anticipated level of profits to be realized by the Adviser in connection with the operation of each Portfolio. The Adviser represented that, as new portfolios with no prior operations, the Portfolios were not expected to be profitable to the Adviser initially because of their anticipated small initial asset bases. As a result, the Board did not consider the Adviser’s estimated profitability to be excessive at this time, but noted that it periodically would evaluate profitability as the assets of the Portfolios increase over time. The Board also recognized that the fees to be earned by the Adviser and its affiliates in connection with the Portfolios’ operation as funds-of-funds investing in shares of Underlying Portfolios managed by the Adviser and managed by an investment manager that is affiliated with the Adviser could also impact the Adviser’s and its affiliates’ overall profitability.

Economies of Scale

The Board also considered whether economies of scale or efficiencies would be realized by the Adviser as a Portfolio grows larger and the extent to which this is reflected in the proposed advisory and administrative fee schedules for the Portfolio. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board considered that any economies of scale or efficiencies may be shared with portfolios and their shareholders in a variety of ways, including: (i) breakpoints in the advisory fee or other fees so that a portfolio’s effective fee rate declines as the portfolio grows in size, (ii) subsidizing a portfolio’s expenses by making payments or waiving all or a portion of the advisory fee or other fees so that the portfolio’s total expense ratio does not exceed certain levels, (iii) setting the advisory fee or other fees so that a portfolio is priced to scale, which assumes that the portfolio has sufficient assets from inception to operate at a competitive fee rate without any fee waiver or expense reimbursement from the manager, and (iv) reinvestment in, and enhancements to, the services that a manager and its affiliates provide to a portfolio and its shareholders. The Board noted that the proposed advisory fee rate schedule for each Portfolio includes breakpoints that would reduce the advisory fee rate as Portfolio assets increase above certain levels. The Board also noted that the proposed administrative fee rate schedule for each Portfolio (i) aggregates the assets managed by the Adviser in the Portfolios with the assets of multiple other portfolios of the Trust, as well as with the assets of the portfolios of EQ Premier VIP Trust,2 which aggregation is expected to reduce the likelihood that a Portfolio’s administrative fee would increase in the future if the Portfolio’s assets decline over time, and (ii) includes breakpoints that would reduce the administrative fee rate as aggregate portfolio assets increase above certain levels. In this regard, the Board noted that the proposed administrative fee rate schedule for each Portfolio is the same as the current administrative fee rate schedule for other portfolios of the Trust and EQ Premier VIP Trust that, like the Portfolios, are allocation funds-of-funds managed by the Adviser. In addition, the Board noted that the Adviser had agreed to assume certain expenses of each Portfolio by making payments or waiving all or a portion of its and its affiliates’ advisory, administrative and other fees so that each Portfolio’s net expense ratios do not exceed certain contractual levels as set forth in the prospectus, in light of the fact that each Portfolio is a new portfolio and initially would not have sufficient assets to maintain its expense ratios at competitive levels. The Board also considered that the Adviser could potentially share economies of scale or efficiencies with the Portfolios through reinvestment in, and enhancements to, the services that the Adviser and its affiliates provide to the Portfolios and their shareholders over time, such as hiring additional personnel, providing additional resources in areas relating to management and administration of the Portfolios, and investing in technology (including cybersecurity improvements). The Board considered these factors, and the relationship they bear to the fee structure charged to each Portfolio by the Adviser, and concluded that there would be a reasonable sharing of benefits from any economies of scale or efficiencies with the Portfolios once they commence operations and at reasonably anticipated asset levels. The Board noted, however, that it would monitor future growth in Portfolio assets to determine whether economies of scale or efficiencies continued to be reflected in the Portfolios’ fee arrangements.

[2]

EQ Premier VIP Trust is an affiliated investment company of the Trust that is also managed by the Adviser. All of the Board members also currently serve on the Board of Trustees of EQ Premier VIP Trust.

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Fall-Out and Other Benefits

The Board also considered the extent to which fall-out benefits may accrue to the Adviser and its affiliates. In this connection, the Board considered several possible fall-out benefits and other types of benefits, including the following. The Board noted that Equitable Investment Management, LLC, an affiliate of the Adviser, would serve as the administrator for the Portfolios and would receive compensation for acting in this capacity. The Board also recognized that Equitable Distributors, LLC, also an affiliate of the Adviser, serves as the underwriter for the Trust and would receive from the Portfolios payments pursuant to Rule 12b-1 plans with respect to their Class IB shares to compensate Equitable Distributors, LLC for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. Further, the Board considered that Sanford C. Bernstein & Co., LLC, a registered broker-dealer, is an affiliate of the Adviser and may, from time to time, receive brokerage commissions from a Portfolio in connection with the purchase and sale of portfolio securities; provided, however, that those transactions, among other things, are consistent with seeking best execution. The Board also recognized that the Portfolios (operating as funds-of-funds) would invest in Underlying Portfolios managed by the Adviser and managed by an investment manager that is affiliated with the Adviser and that these Underlying Portfolios pay advisory and administrative fees to the Adviser and/or its affiliates. The Board also noted that the Adviser’s affiliated insurance companies, as depositors of the insurance company separate accounts investing in the Portfolios, would receive certain significant tax benefits associated with such investments as well as other potential benefits. The Board also considered that the Portfolios would be offered as investment options through variable insurance contracts offered and sold by the Adviser’s affiliated insurance companies and that the performance of the Portfolios may impact, positively or negatively, each insurance company’s ability to hedge the risks associated with guarantees that each insurance company may provide as the issuer of such contracts. The Board also noted that the Adviser’s affiliated insurance companies and Equitable Distributors, LLC receive compensation, which may include sales charges, separate account fees and charges, and other variable contract fees and charges, from the sale and administration of these variable insurance contracts. Based on its review, the Board determined that any “fall-out” benefits and other types of benefits that may accrue to the Adviser are fair and reasonable.

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EQ ADVISORS TRUST

DISCLOSURE REGARDING ADVISORY CONTRACT APPROVALS

APPROVAL OF INVESTMENT ADVISORY AND INVESTMENT SUB-ADVISORY AGREEMENTS (UNAUDITED)

At a meeting held on November 16-17, 2021,1 the Board of Trustees (the “Board”) of EQ Advisors Trust (the “Trust”), including those Trustees who are not parties to any Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved an Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Equitable Investment Management Group, LLC (“EIM” or the “Adviser”) and an Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) between the Adviser and its affiliate AllianceBernstein, L.P. (“AllianceBernstein,” “AB” or the “Sub-Adviser”) with respect to the EQ/AB Sustainable U.S. Thematic Portfolio (the “Portfolio”). The Portfolio is a newly created portfolio of the Trust that commenced operations on February 21, 2022. The Board noted that AllianceBernstein would use its Sustainable U.S. Thematic strategy in managing the Portfolio.

The Board noted that the Portfolio would be added, by amendment, to the existing investment advisory agreement between the Adviser and the Trust with respect to other portfolios of the Trust. The Board also noted that AllianceBernstein is an “affiliated person” (as that term is defined in the 1940 Act) of the Adviser and that AllianceBernstein currently serves as investment sub-adviser for several other portfolios (or allocated portions of portfolios) of the Trust. The Board noted that the Portfolio would be added, by amendment, to the existing investment sub-advisory agreement between the Adviser and AllianceBernstein with respect to other portfolios of the Trust. In connection with its approval of the Portfolio’s Agreements, the Board considered its conclusions in connection with its prior approval of the Trust’s existing portfolios’ investment advisory agreement between the Adviser and the Trust and investment sub-advisory agreement between the Adviser and AllianceBernstein, including its satisfaction with the nature and quality of services being provided to the Trust’s existing portfolios by the Adviser and AllianceBernstein. The Board noted that it had most recently approved the investment advisory agreement between the Adviser and the Trust with respect to other portfolios of the Trust, as well as the investment sub-advisory agreement between the Adviser and AllianceBernstein with respect to other portfolios of the Trust, at a meeting held on July 20-22, 2021, in connection with the annual review of the investment advisory and sub-advisory agreements.

In reaching its decision to approve each Agreement with respect to the Portfolio, the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interests of the Portfolio and its investors. The Board further considered all factors it deemed relevant with respect to the Portfolio and each Agreement, including: (1) the nature, quality and extent of the overall services to be provided to the Portfolio by the Adviser, the proposed Sub-Adviser and, where applicable, their affiliates; (2) comparative performance information; (3) the level of the proposed advisory fee and sub-advisory fee, and the Portfolio’s expense ratios relative to those of comparable funds; (4) the anticipated costs of the services to be provided by, and the estimated profits to be realized by, the Adviser and its affiliates from their relationships with the Portfolio; (5) the anticipated effect of growth and size on the Portfolio’s performance and expenses, including any potential economies of scale and, if so, whether any such economies of scale are equitably shared with investors; and (6) “fall out” benefits that may accrue to the Adviser, the Sub-Adviser and their affiliates (that is, indirect benefits that they would not receive but for their relationships with the Portfolio). In considering each Agreement, the Board members did not identify any particular factor or information that was all-important or controlling, and each Trustee may have given different weights to different factors and, thus, each Trustee may have had a different basis for his or her decision.

In connection with its deliberations, the Board took into account information requested by the Independent Trustees and prepared by the Adviser and the proposed Sub-Adviser, including memoranda and other materials

[1]

The meeting was held by videoconference in reliance on an exemptive order issued by the Securities and Exchange Commission. Reliance on the exemptive order was necessary and appropriate due to circumstances related to the effects of COVID-19. All Trustees participating in the videoconference meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires the Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting. Such ratification occurred in June 2022.

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addressing the factors set out above, and provided to the Trustees prior to the meeting. The Board also took into account information, including information relating to the proposed Sub-Adviser, provided to the Trustees at prior Board meetings. The information provided to the Trustees described, among other things, the Portfolio’s investment strategy and risks; the services to be provided by the Adviser and the proposed Sub-Adviser, as well as the Adviser’s and the proposed Sub-Adviser’s investment personnel and proposed investment advisory and sub-advisory fees; expense ratios and expense limitation arrangements; performance information; and other matters. During the meeting, the Trustees met with senior representatives of the Adviser to discuss the Agreements with respect to the Portfolio and the information provided. The Independent Trustees also met in executive session during the meeting to discuss the Agreements with respect to the Portfolio and the information provided. The Independent Trustees were assisted by independent legal counsel prior to and during the meeting and during their deliberations regarding the Agreements and also received from legal counsel materials addressing, among other things, the legal standards applicable to their consideration of the Agreements.

In approving the Agreements with respect to the Portfolio, each Trustee, including the Independent Trustees, on the basis of their business judgment after review of the information provided, determined that the proposed advisory fee and sub-advisory fee were fair and reasonable and that the approval of the Agreements was in the best interests of the Portfolio and its investors and did not involve a conflict of interest from which the Adviser or AllianceBernstein would derive an inappropriate advantage. Although the Board gave attention to all information provided, the following discusses some of the primary factors it deemed relevant to its decision to approve the Agreements.

Nature, Quality and Extent of Services

The Board evaluated the nature, quality and extent of the overall services to be provided to the Portfolio and its investors by the Adviser, the proposed Sub-Adviser, and their affiliates. In addition to the investment performance and expense information discussed below, the Board considered the Adviser’s and the proposed Sub-Adviser’s responsibilities with respect to the Portfolio. The Board also considered the Adviser’s experience in serving as the investment adviser for other portfolios of the Trust, and the proposed Sub-Adviser’s experience in serving as an investment sub-adviser for other portfolios, or allocated portions of portfolios, of the Trust and for other funds and accounts with a similar investment strategy as the Portfolio.

With respect to the Adviser, the Board considered that the Adviser would be responsible for, among other things, developing the investment strategy for the Portfolio; researching, selecting and hiring the proposed Sub-Adviser, and conducting on-going due diligence on and monitoring the proposed Sub-Adviser; overseeing the selection of investments for the Portfolio; monitoring and evaluating the performance of the Portfolio; monitoring the investment operations and composition of the Portfolio and, in connection therewith, monitoring compliance with the Portfolio’s investment objective, policies and restrictions, as well as the Portfolio’s compliance with applicable law and the Trust’s compliance policies and procedures; monitoring brokerage selection, commission and other trading costs, quality of execution, and other brokerage matters; coordinating and managing the flow of information and communications relating to the Portfolio among the proposed Sub-Adviser and other applicable parties; coordinating responses to regulatory agency inquiries relating to the operations of the Trust and coordinating litigation matters involving the Adviser and the Trust; and implementing Board directives as they relate to the Portfolio. The Board also considered information regarding the Adviser’s process for selecting and monitoring the proposed Sub-Adviser and the other service providers to the Portfolio, as well as its process for evaluating, monitoring and overseeing the proposed Sub-Adviser’s investment strategy. In addition, the Board considered information regarding the qualifications and experience of, and resources available to, the personnel who would perform those functions with respect to the Portfolio. The Board noted that the services proposed to be provided to the Portfolio by the Adviser were substantially similar to the services provided to the other portfolios of the Trust that are sub-advised. The Board further considered that the Adviser also provides the Trust with personnel, including Trust officers, in connection with carrying out its responsibilities and is responsible for coordinating the development of new initiatives and evaluating the impact of proposed products and services on the Trust and its assets. The Board also considered that the Adviser has assumed significant entrepreneurial risk in sponsoring the Portfolio and that the Adviser would bear and assume significant ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks, with respect to the Portfolio. The Board considered that the Adviser’s responsibilities with respect to the Portfolio also would include daily monitoring of investment, operational, enterprise, litigation, regulatory and compliance risks as they relate to the Portfolio. The Board also considered information regarding the Adviser’s ongoing risk management activities. The

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Board’s conclusion regarding the nature, quality and extent of the overall services to be provided by the Adviser also was based, in part, on the Board’s experience and familiarity with the Adviser serving as the investment adviser for other portfolios of the Trust and on periodic reports provided to the Board regarding the services provided by the Adviser to those other portfolios.

With respect to the proposed Sub-Adviser, the Board considered that, subject to the oversight of the Adviser, the proposed Sub-Adviser would be responsible for making investment decisions for the Portfolio; placing with brokers or dealers orders for the purchase and sale of investments for the Portfolio; and performing certain related administrative functions. The Board also reviewed information regarding the proposed Sub-Adviser’s process for selecting investments for the Portfolio, as well as information regarding the qualifications and experience of the proposed Sub-Adviser’s portfolio managers who would provide services to the Portfolio. The Board also considered information regarding the proposed Sub-Adviser’s procedures for executing portfolio transactions for the Portfolio and the proposed Sub-Adviser’s policies and procedures for selecting brokers and dealers. In addition, the Board considered information regarding the proposed Sub-Adviser’s trading experience and how the proposed Sub-Adviser would seek to achieve “best execution” on behalf of the Portfolio. The Board also considered information about the impact of the coronavirus pandemic on the proposed Sub-Adviser’s operations and its ability to provide services to the Portfolio. The Board’s conclusion regarding the nature, quality and extent of the overall services to be provided by the proposed Sub-Adviser also was based, in part, on the Board’s experience and familiarity with the Sub-Adviser serving as an investment sub-adviser for other portfolios (or allocated portions of portfolios) of the Trust and on periodic reports provided to the Board regarding the services provided by the Sub-Adviser to those other portfolios (or allocated portions).

At the meeting, the Independent Trustees and management engaged in extensive discussions regarding the Adviser’s rationale for proposing that affiliate AllianceBernstein serve as the investment sub-adviser for the Portfolio. The Board considered the Adviser’s selection process for the investment sub-adviser for the Portfolio, including the internal review and analysis conducted by the Adviser. In this regard, the Board noted, among other things, that the Adviser had decided to propose AllianceBernstein as investment sub-adviser for the Portfolio based on the Adviser’s extensive experience with AllianceBernstein, as well as the experience, tenure and stability of AllianceBernstein’s portfolio management team and the team’s disciplined investment process and favorable performance track record since the inception of the Sustainable U.S. Thematic strategy in 2013.

The Board also factored into its review its familiarity with the Adviser’s and the proposed Sub-Adviser’s compliance programs, policies, and procedures. The Board also noted the Trust’s Chief Compliance Officer’s evaluation of the Adviser’s and the proposed Sub-Adviser’s compliance programs, policies, and procedures in connection with the Board’s annual renewal of the Trust’s existing portfolios’ investment advisory agreement between the Adviser and the Trust and investment sub-advisory agreement between the Adviser and AllianceBernstein at the July 20-22, 2021 meeting. The Board also considered whether there were any pending lawsuits, enforcement proceedings or regulatory investigations involving the Adviser or the proposed Sub-Adviser and reviewed information regarding the Adviser’s and the proposed Sub-Adviser’s financial condition and history of operations and potential conflicts of interest in managing the Portfolio. In addition, the Independent Trustees received information about business relationships that the Adviser and/or its affiliates, including Equitable Financial Life Insurance Company, have with the proposed Sub-Adviser in addition to the proposed relationship involving the Portfolio. In this regard, the Board also took into account materials regarding the policies and procedures adopted by the Adviser and the Trust to identify and mitigate actual and potential conflicts of interest, including conflicts that may arise in connection with those additional business relationships.

The Board also considered the benefits that would be provided to investors from participation in a Portfolio sponsored by the Adviser, including the benefits of investing in a fund that is part of a large fund complex that offers a wide range of portfolios, sub-advisers and investment styles. In addition, the Board considered the nature, quality and extent of the administrative, investor servicing and distribution services that the Adviser’s affiliates would provide to the Portfolio and its shareholders.

The Board noted that the Portfolio did not have any performance history as it was newly created and had not commenced operations as of the date of the meeting. For purposes of evaluating the nature, quality and extent of the overall services to be provided to the Portfolio, the Board received and reviewed information regarding the Portfolio’s investment objective, policies and anticipated investments and considered risk/return profile information based thereon. The Board also considered the Adviser’s expertise, resources, proposed methodology, and personnel for managing the Portfolio and its experience managing other portfolios of the Trust. The Board also

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considered the proposed Sub-Adviser’s expertise, resources, proposed investment strategy, and personnel for advising the Portfolio. The Board also received and reviewed performance data relating to the proposed Sub-Adviser’s management of other funds and accounts with a similar investment strategy as the Portfolio, as compared to an appropriate peer group and performance benchmark. The Board generally considered long-term performance to be more important than short-term performance.

Based on its review, the Board determined that the nature, quality and extent of the overall services to be provided by the Adviser and the proposed Sub-Adviser were appropriate for the Portfolio in light of its investment objective and, thus, supported a decision to approve the Agreements.

Expenses

The Board considered the Portfolio’s proposed advisory fee and sub-advisory fee in light of the nature, quality and extent of the overall services to be provided by the Adviser and the proposed Sub-Adviser. In addition, the Board considered the relative levels of the sub-advisory fee to be paid to the proposed Sub-Adviser and the advisory fee to be retained by the Adviser in light of, among other factors, the nature and extent of responsibilities retained and risks assumed by the Adviser and not delegated to or assumed by the proposed Sub-Adviser. The Board also considered that all fees and expenses of the Portfolio would be explicitly disclosed in the Portfolio’s offering documents.

With respect to the Advisory Agreement, the Board also considered the proposed advisory fee rate schedule for the Portfolio relative to the advisory fee rate schedules of other portfolios managed by the Adviser. The Board also considered information provided by the Adviser comparing the proposed advisory fee rate and expense ratios for the Portfolio to the advisory fee rates and expense ratios for comparable mutual funds, including information compiled by Broadridge Financial Solutions Inc., an independent provider of mutual fund industry data. The Board further considered that the proposed advisory fee rate schedule for the Portfolio includes breakpoints that would reduce the advisory fee rate as Portfolio assets increase above certain levels. The Board noted that any such reduction in the Portfolio’s advisory fee would result in corresponding reductions in the Portfolio’s total expense ratios. In addition, the Board considered that the Adviser had contractually agreed to make payments or waive all or a portion of its and its affiliates’ advisory, administrative and other fees so that the Portfolio’s net expense ratios will not exceed certain levels as set forth in its prospectus. The Board also noted that, to the extent that the Adviser waives fees pursuant to the expense limitation arrangement, the Portfolio’s actual advisory fee may be lower than its contractual advisory fee. Based on its review, the Board determined that the Adviser’s proposed fee for the Portfolio is fair and reasonable.

With respect to the Sub-Advisory Agreement, the Board also considered the proposed sub-advisory fee for the Portfolio in light of the fees that the proposed Sub-Adviser charges under other advisory agreements with other clients. The Board further noted that the Adviser, and not the Portfolio, would pay the proposed Sub-Adviser and that the proposed sub-advisory fee was negotiated between the proposed Sub-Adviser and the Adviser. Moreover, the Board noted that the Adviser generally is aware of the fees charged by sub-advisers to other clients, and that the Adviser believes that the fee agreed upon with the proposed Sub-Adviser is reasonable in light of the nature, quality and extent of the investment sub-advisory services to be provided. Based on its review, the Board determined that the proposed sub-advisory fee for the proposed Sub-Adviser is fair and reasonable.

Profitability and Costs

The Board also considered the anticipated level of profits to be realized by the Adviser in connection with the operation of the Portfolio. The Adviser represented that, as a new portfolio with no prior operations, the Portfolio was not expected to be profitable to the Adviser initially because of its anticipated small initial asset base. As a result, the Board did not consider the Adviser’s estimated profitability to be excessive at this time, but noted that it periodically would evaluate profitability as the assets of the Portfolio increase over time. With respect to the Sub-Advisory Agreement, the Board noted that the Adviser generally is aware of the fees charged by the proposed Sub-Adviser to other clients and that the Adviser believes that the fee agreed upon with the Sub-Adviser is reasonable in light of the quality of the investment sub-advisory services to be provided. The Adviser also advised the Board that it does not regard Sub-Adviser profitability as meaningful to its evaluation of the Sub-Advisory Agreement. The Board acknowledged the Adviser’s view of Sub-Adviser profitability, noting the Board’s findings as to the reasonableness of the sub-advisory fee and that the fee to be paid to the proposed Sub-Adviser is the product of negotiations with the Adviser and reflects levels of profitability acceptable to the Adviser and the proposed Sub-Adviser based on the particular circumstances for each of them. The Board noted

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again that the proposed Sub-Adviser’s fee would be paid by the Adviser and not the Portfolio and that many responsibilities related to the advisory function are retained by the Adviser. The Board also noted that the sub-advisory fee to be paid by the Adviser to the proposed Sub-Adviser, which is an affiliate of the Adviser, is considered as a possible fall-out benefit.

Economies of Scale

The Board also considered whether economies of scale or efficiencies would be realized by the Adviser as the Portfolio grows larger and the extent to which this is reflected in the proposed advisory and administrative fee schedules for the Portfolio. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board considered that any economies of scale or efficiencies may be shared with portfolios and their shareholders in a variety of ways, including: (i) breakpoints in the advisory fee or other fees so that a portfolio’s effective fee rate declines as the portfolio grows in size, (ii) subsidizing a portfolio’s expenses by making payments or waiving all or a portion of the advisory fee or other fees so that the portfolio’s total expense ratio does not exceed certain levels, (iii) setting the advisory fee or other fees so that a portfolio is priced to scale, which assumes that the portfolio has sufficient assets from inception to operate at a competitive fee rate without any fee waiver or expense reimbursement from the manager, and (iv) reinvestment in, and enhancements to, the services that a manager and its affiliates provide to a portfolio and its shareholders. The Board noted that the proposed advisory fee rate schedule for the Portfolio includes breakpoints that would reduce the advisory fee rate as Portfolio assets increase above certain levels. The Board also noted that the proposed administrative fee rate schedule for the Portfolio (i) aggregates the assets managed by the Adviser in the Portfolio with the assets of multiple other portfolios of the Trust, which aggregation is expected to reduce the likelihood that the Portfolio’s administrative fee would increase in the future if the Portfolio’s assets decline over time, and (ii) includes breakpoints that would reduce the administrative fee rate as aggregate portfolio assets increase above certain levels. In this regard, the Board noted that the proposed administrative fee rate schedule for the Portfolio is the same as the current administrative fee rate schedule for other portfolios of the Trust that, like the Portfolio, are advised by a single investment sub-adviser. In addition, the Board noted that the Adviser had agreed to assume certain expenses of the Portfolio by making payments or waiving all or a portion of its and its affiliates’ advisory, administrative and other fees so that the Portfolio’s net expense ratios do not exceed certain contractual levels as set forth in the prospectus, in light of the fact that the Portfolio is a new portfolio and initially would not have sufficient assets to maintain its expense ratios at competitive levels. The Board also considered that the Adviser could potentially share economies of scale or efficiencies with the Portfolio through reinvestment in, and enhancements to, the services that the Adviser and its affiliates provide to the Portfolio and its shareholders over time, such as hiring additional personnel, providing additional resources in areas relating to management and administration of the Portfolio, and investing in technology (including cybersecurity improvements).

In connection with its deliberations regarding the Sub-Advisory Agreement, the Board noted that the proposed sub-advisory fee rate schedule applicable to the Portfolio includes breakpoints that would reduce the sub-advisory fee rate as Portfolio assets under the proposed Sub-Adviser’s management increase above certain levels. In this regard, the Board acknowledged that, at some levels, breakpoints in a sub-advisory fee rate schedule may result in savings to the Adviser and not to investors.

The Board considered these factors, and the relationship they bear to the fee structure charged to the Portfolio by the Adviser, and concluded that there would be a reasonable sharing of benefits from any economies of scale or efficiencies with the Portfolio once it commences operations and at reasonably anticipated asset levels. The Board noted, however, that it would monitor future growth in Portfolio assets to determine whether economies of scale or efficiencies continued to be reflected in the Portfolio’s fee arrangements.

Fall-Out and Other Benefits

The Board also considered the extent to which fall-out benefits may accrue to the Adviser and its affiliates. In this connection, the Board considered several possible fall-out benefits and other types of benefits, including the following. The Board noted that Equitable Investment Management, LLC, an affiliate of the Adviser, would serve as the administrator for the Portfolio and would receive compensation for acting in this capacity. In addition, the Board recognized that AllianceBernstein, an affiliate of the Adviser, is proposed to serve as Sub-Adviser to the Portfolio and would receive sub-advisory fees that are paid by the Adviser out of the fees that it earns from the Portfolio. The Board also recognized that Equitable Distributors, LLC, also an affiliate of the Adviser, serves as the underwriter for the Trust and would receive from the Portfolio payments pursuant to Rule 12b-1 plans with respect

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to its Class IB shares to compensate Equitable Distributors, LLC for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. Further, the Board considered that Sanford C. Bernstein & Co., LLC, a registered broker-dealer, is an affiliate of the Adviser and AllianceBernstein and may, from time to time, receive brokerage commissions from the Portfolio in connection with the purchase and sale of portfolio securities; provided, however, that those transactions, among other things, are consistent with seeking best execution. The Board also noted that the Adviser’s affiliated insurance companies, as depositors of the insurance company separate accounts investing in the Portfolio, would receive certain significant tax benefits associated with such investments as well as other potential benefits. The Board also considered that the Portfolio would be offered as an investment option through variable insurance contracts offered and sold by the Adviser’s affiliated insurance companies and that the performance of the Portfolio may impact, positively or negatively, each insurance company’s ability to hedge the risks associated with guarantees that each insurance company may provide as the issuer of such contracts. The Board also noted that the Adviser’s affiliated insurance companies and Equitable Distributors, LLC receive compensation, which may include sales charges, separate account fees and charges, and other variable contract fees and charges, from the sale and administration of these variable insurance contracts.

The Board also considered possible fall-out benefits and other types of benefits that may accrue to the proposed Sub-Adviser, including the following. The Board noted that the proposed Sub-Adviser currently serves as investment sub-adviser for several other portfolios (or allocated portions of portfolios) advised by the Adviser and receives sub-advisory fees with respect to those portfolios. The Board also considered that the proposed Sub-Adviser, through its position as the investment sub-adviser to the Portfolio, may engage in soft dollar transactions. In addition, the Board recognized that the proposed Sub-Adviser and its affiliates may sell, and earn sales commissions and/or other compensation with respect to, other investment products issued by the Adviser or its affiliates. The Board also noted that the proposed Sub-Adviser may benefit from greater exposure in the marketplace with respect to its investment process and from expanding its level of assets under management, and that the proposed Sub-Adviser may derive benefits from its association with the Adviser.

Based on its review, the Board determined that any “fall-out” benefits and other types of benefits that may accrue to the Adviser or the proposed Sub-Adviser are fair and reasonable.

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Control Person and Principal Holders of Securities (Unaudited)

Equitable Financial may be deemed to be a control person with respect to the Trust by virtue of its record ownership of a substantial majority of the Trust’s shares. Shareholders owning more than 25% of the outstanding shares of a Portfolio may be able to determine the outcome of most issues that are submitted to shareholders for a vote.

Proxy Voting Policies and Procedures (Unaudited)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling, toll-free, 1-877-222-2144 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) on the Trust’s website at www.equitable-funds.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Holdings Information (Unaudited)

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Portfolios’ Form N-PORT reports are available on the Securities and Exchange Commission’s website at http://www.sec.gov.

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Item 1(b):

Not applicable.

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

A schedule of investments for each series of the Trust is included in each report to shareholders filed under Item 1(a) of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – are filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
August 31, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
August 31, 2022
By:	/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer and Treasurer
August 31, 2022